UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
January 31
Date of reporting period:
July 31, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA AB Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 1)*	$32	0.63%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,858M
Total number of portfolio holdings	56
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	14%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.4%
Internet	23.9%
Software	15.8%
Retail	7.1%
Diversified Financial Services	5.6%
Healthcare-Products	3.8%
Pharmaceuticals	3.3%
Beverages	2.3%
Commercial Services	1.9%
Biotechnology	1.6%
Telecommunications	1.4%
Chemicals	1.2%
Distribution/Wholesale	1.0%
Machinery-Diversified	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T774 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA AB Growth
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 2)*	$40	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,858M
Total number of portfolio holdings	56
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	14%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.4%
Internet	23.9%
Software	15.8%
Retail	7.1%
Diversified Financial Services	5.6%
Healthcare-Products	3.8%
Pharmaceuticals	3.3%
Beverages	2.3%
Commercial Services	1.9%
Biotechnology	1.6%
Telecommunications	1.4%
Chemicals	1.2%
Distribution/Wholesale	1.0%
Machinery-Diversified	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T576 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA AB Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 3)*	$45	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,858M
Total number of portfolio holdings	56
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	14%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.4%
Internet	23.9%
Software	15.8%
Retail	7.1%
Diversified Financial Services	5.6%
Healthcare-Products	3.8%
Pharmaceuticals	3.3%
Beverages	2.3%
Commercial Services	1.9%
Biotechnology	1.6%
Telecommunications	1.4%
Chemicals	1.2%
Distribution/Wholesale	1.0%
Machinery-Diversified	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T568 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA AB Small & Mid Cap Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 1)*	$44	0.91%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$476M
Total number of portfolio holdings	92
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.6%
Retail	7.0%
REITS	6.6%
Commercial Services	6.6%
Computers	6.0%
Transportation	4.4%
Healthcare-Services	4.3%
Diversified Financial Services	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.4%
Insurance	2.8%
Semiconductors	2.8%
Machinery-Diversified	2.5%
Chemicals	2.5%
Packaging & Containers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C671 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA AB Small & Mid Cap Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 2)*	$51	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$476M
Total number of portfolio holdings	92
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.6%
Retail	7.0%
REITS	6.6%
Commercial Services	6.6%
Computers	6.0%
Transportation	4.4%
Healthcare-Services	4.3%
Diversified Financial Services	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.4%
Insurance	2.8%
Semiconductors	2.8%
Machinery-Diversified	2.5%
Chemicals	2.5%
Packaging & Containers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T642 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA AB Small & Mid Cap Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 3)*	$56	1.16%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$476M
Total number of portfolio holdings	92
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.6%
Retail	7.0%
REITS	6.6%
Commercial Services	6.6%
Computers	6.0%
Transportation	4.4%
Healthcare-Services	4.3%
Diversified Financial Services	3.6%
Oil & Gas	3.4%
Healthcare-Products	3.4%
Insurance	2.8%
Semiconductors	2.8%
Machinery-Diversified	2.5%
Chemicals	2.5%
Packaging & Containers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T295 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA BlackRock Multi-Factor 70/30
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$115M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H795 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA BlackRock Multi-Factor 70/30
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)*	$30	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$115M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H787 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Emerging Markets Equity Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 1)*	$31	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$104M
Total number of portfolio holdings	1,005
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.9%
Banks	16.7%
Internet	13.5%
Diversified Financial Services	4.6%
Telecommunications	4.3%
Oil & Gas	4.0%
Auto Manufacturers	3.0%
Insurance	2.7%
Computers	2.6%
Mining	2.2%
Electronics	2.2%
Retail	1.9%
Pharmaceuticals	1.9%
Electric	1.7%
Real Estate	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H506 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Emerging Markets Equity Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 3)*	$44	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$104M
Total number of portfolio holdings	1,005
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.9%
Banks	16.7%
Internet	13.5%
Diversified Financial Services	4.6%
Telecommunications	4.3%
Oil & Gas	4.0%
Auto Manufacturers	3.0%
Insurance	2.7%
Computers	2.6%
Mining	2.2%
Electronics	2.2%
Retail	1.9%
Pharmaceuticals	1.9%
Electric	1.7%
Real Estate	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H605 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Federated Hermes Corporate Bond
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 1)*	$28	0.55%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,533M
Total number of portfolio holdings	812
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.1%
Short-Term Investments	5.1%
Telecommunications	5.1%
Electric	4.9%
U.S. Government & Agency Obligations	4.5%
Pharmaceuticals	4.3%
Software	3.5%
Oil & Gas	3.3%
Pipelines	3.3%
Media	3.1%
Commercial Services	2.8%
Computers	2.6%
Beverages	2.6%
Retail	2.5%
Insurance	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T501 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Federated Hermes Corporate Bond
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 2)*	$35	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,533M
Total number of portfolio holdings	812
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.1%
Short-Term Investments	5.1%
Telecommunications	5.1%
Electric	4.9%
U.S. Government & Agency Obligations	4.5%
Pharmaceuticals	4.3%
Software	3.5%
Oil & Gas	3.3%
Pipelines	3.3%
Media	3.1%
Commercial Services	2.8%
Computers	2.6%
Beverages	2.6%
Retail	2.5%
Insurance	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T519 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Federated Hermes Corporate Bond
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 3)*	$40	0.80%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,533M
Total number of portfolio holdings	812
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.1%
Short-Term Investments	5.1%
Telecommunications	5.1%
Electric	4.9%
U.S. Government & Agency Obligations	4.5%
Pharmaceuticals	4.3%
Software	3.5%
Oil & Gas	3.3%
Pipelines	3.3%
Media	3.1%
Commercial Services	2.8%
Computers	2.6%
Beverages	2.6%
Retail	2.5%
Insurance	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T493 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Global Equities
(formerly SA JPMorgan Global Equities Portfolio)
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 1)*	$42	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	346
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	84%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.5%
Banks	9.1%
Semiconductors	8.9%
Software	8.8%
Computers	5.6%
Repurchase Agreements	4.4%
Pharmaceuticals	3.5%
Diversified Financial Services	3.4%
Insurance	3.1%
Aerospace/Defense	2.8%
Telecommunications	2.8%
Oil & Gas	2.7%
Biotechnology	2.6%
Electric	2.1%
Beverages	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T717 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Global Equities
(formerly SA JPMorgan Global Equities Portfolio)
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 2)*	$50	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	346
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	84%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.5%
Banks	9.1%
Semiconductors	8.9%
Software	8.8%
Computers	5.6%
Repurchase Agreements	4.4%
Pharmaceuticals	3.5%
Diversified Financial Services	3.4%
Insurance	3.1%
Aerospace/Defense	2.8%
Telecommunications	2.8%
Oil & Gas	2.7%
Biotechnology	2.6%
Electric	2.1%
Beverages	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T360 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Global Equities
(formerly SA JPMorgan Global Equities Portfolio)
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 3)*	$55	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$340M
Total number of portfolio holdings	346
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	84%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.5%
Banks	9.1%
Semiconductors	8.9%
Software	8.8%
Computers	5.6%
Repurchase Agreements	4.4%
Pharmaceuticals	3.5%
Diversified Financial Services	3.4%
Insurance	3.1%
Aerospace/Defense	2.8%
Telecommunications	2.8%
Oil & Gas	2.7%
Biotechnology	2.6%
Electric	2.1%
Beverages	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T352 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® International Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)*	$47	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$265M
Total number of portfolio holdings	61
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	64%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.6%
Internet	9.5%
Aerospace/Defense	8.8%
Building Materials	8.7%
Semiconductors	8.3%
Diversified Financial Services	7.1%
Machinery-Construction & Mining	6.1%
Software	5.8%
Insurance	5.8%
Commercial Services	5.6%
Electrical Components & Equipment	3.8%
Engineering & Construction	2.9%
Chemicals	2.7%
Electric	1.9%
Transportation	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H845 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® International Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)*	$60	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$265M
Total number of portfolio holdings	61
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	64%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.6%
Internet	9.5%
Aerospace/Defense	8.8%
Building Materials	8.7%
Semiconductors	8.3%
Diversified Financial Services	7.1%
Machinery-Construction & Mining	6.1%
Software	5.8%
Insurance	5.8%
Commercial Services	5.6%
Electrical Components & Equipment	3.8%
Engineering & Construction	2.9%
Chemicals	2.7%
Electric	1.9%
Transportation	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H837 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Real Estate
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)*	$41	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	32
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.4%
Real Estate	1.2%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T204 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Real Estate
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)*	$49	1.00%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	32
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.4%
Real Estate	1.2%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T329 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Real Estate
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)*	$54	1.10%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	32
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.4%
Real Estate	1.2%
Internet	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T311 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 1)*	$17	0.34%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$552M
Total number of portfolio holdings	1,252
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	53.6%
Banks	7.7%
Unaffiliated Investment Companies	6.9%
Electric	2.7%
Foreign Government Obligations	2.4%
Multi-National	1.8%
Pharmaceuticals	1.5%
Telecommunications	1.5%
Diversified Financial Services	1.4%
Healthcare-Services	1.3%
REITS	1.2%
Pipelines	1.2%
Oil & Gas	1.0%
Retail	0.9%
Software	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C119 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 3)*	$30	0.59%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$552M
Total number of portfolio holdings	1,252
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	53.6%
Banks	7.7%
Unaffiliated Investment Companies	6.9%
Electric	2.7%
Foreign Government Obligations	2.4%
Multi-National	1.8%
Pharmaceuticals	1.5%
Telecommunications	1.5%
Diversified Financial Services	1.4%
Healthcare-Services	1.3%
REITS	1.2%
Pipelines	1.2%
Oil & Gas	1.0%
Retail	0.9%
Software	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C127 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Intermediate Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 1)*	$17	0.33%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$494M
Total number of portfolio holdings	1,009
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	70%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.1%
Banks	9.4%
Unaffiliated Investment Companies	8.7%
Multi-National	2.7%
Electric	2.3%
Foreign Government Obligations	2.2%
Pharmaceuticals	1.4%
REITS	1.3%
Diversified Financial Services	1.2%
Telecommunications	1.0%
Short-Term Investments	1.0%
Oil & Gas	0.9%
Auto Manufacturers	0.9%
Pipelines	0.9%
Semiconductors	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C424 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Intermediate Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 3)*	$29	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$494M
Total number of portfolio holdings	1,009
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	70%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.1%
Banks	9.4%
Unaffiliated Investment Companies	8.7%
Multi-National	2.7%
Electric	2.3%
Foreign Government Obligations	2.2%
Pharmaceuticals	1.4%
REITS	1.3%
Diversified Financial Services	1.2%
Telecommunications	1.0%
Short-Term Investments	1.0%
Oil & Gas	0.9%
Auto Manufacturers	0.9%
Pipelines	0.9%
Semiconductors	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C416 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin BW U.S. Large Cap Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)*	$35	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,212M
Total number of portfolio holdings	221
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.5%
Pharmaceuticals	7.5%
Insurance	7.5%
Telecommunications	6.9%
Media	4.0%
Biotechnology	3.8%
Electric	3.4%
Retail	3.2%
Healthcare-Services	2.9%
Food	2.7%
Diversified Financial Services	2.4%
Machinery-Construction & Mining	2.4%
Aerospace/Defense	2.3%
Auto Manufacturers	2.2%
Oil & Gas	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T790 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin BW U.S. Large Cap Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)*	$42	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,212M
Total number of portfolio holdings	221
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.5%
Pharmaceuticals	7.5%
Insurance	7.5%
Telecommunications	6.9%
Media	4.0%
Biotechnology	3.8%
Electric	3.4%
Retail	3.2%
Healthcare-Services	2.9%
Food	2.7%
Diversified Financial Services	2.4%
Machinery-Construction & Mining	2.4%
Aerospace/Defense	2.3%
Auto Manufacturers	2.2%
Oil & Gas	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T485 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin BW U.S. Large Cap Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)*	$47	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,212M
Total number of portfolio holdings	221
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.5%
Pharmaceuticals	7.5%
Insurance	7.5%
Telecommunications	6.9%
Media	4.0%
Biotechnology	3.8%
Electric	3.4%
Retail	3.2%
Healthcare-Services	2.9%
Food	2.7%
Diversified Financial Services	2.4%
Machinery-Construction & Mining	2.4%
Aerospace/Defense	2.3%
Auto Manufacturers	2.2%
Oil & Gas	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T477 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Small Company Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 1)*	$46	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$283M
Total number of portfolio holdings	82
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	28%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.2%
Machinery-Diversified	8.6%
Electronics	8.0%
Insurance	7.5%
Chemicals	4.4%
Diversified Financial Services	4.3%
Metal Fabricate/Hardware	4.0%
Aerospace/Defense	3.8%
Lodging	3.4%
Healthcare-Products	3.4%
Commercial Services	2.9%
Software	2.9%
Iron/Steel	2.7%
Retail	2.5%
REITS	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T741 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Small Company Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 3)*	$59	1.20%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$283M
Total number of portfolio holdings	82
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	28%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.2%
Machinery-Diversified	8.6%
Electronics	8.0%
Insurance	7.5%
Chemicals	4.4%
Diversified Financial Services	4.3%
Metal Fabricate/Hardware	4.0%
Aerospace/Defense	3.8%
Lodging	3.4%
Healthcare-Products	3.4%
Commercial Services	2.9%
Software	2.9%
Iron/Steel	2.7%
Retail	2.5%
REITS	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T287 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Core
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)*	$27	0.53%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$311M
Total number of portfolio holdings	182
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	42%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	16.9%
Semiconductors	14.0%
Software	12.5%
Computers	7.5%
Banks	4.2%
Pharmaceuticals	3.9%
Biotechnology	3.7%
Insurance	3.6%
Retail	2.9%
Diversified Financial Services	2.9%
Aerospace/Defense	2.7%
Auto Manufacturers	2.6%
Telecommunications	2.2%
Electric	1.9%
Healthcare-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H829 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Core
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)*	$39	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$311M
Total number of portfolio holdings	182
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	42%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	16.9%
Semiconductors	14.0%
Software	12.5%
Computers	7.5%
Banks	4.2%
Pharmaceuticals	3.9%
Biotechnology	3.7%
Insurance	3.6%
Retail	2.9%
Diversified Financial Services	2.9%
Aerospace/Defense	2.7%
Auto Manufacturers	2.6%
Telecommunications	2.2%
Electric	1.9%
Healthcare-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H811 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)*	$32	0.64%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$566M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	42%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.1%
Insurance	7.1%
Healthcare-Products	5.7%
Internet	5.4%
Retail	5.3%
Telecommunications	4.8%
Oil & Gas	3.4%
Software	3.1%
Electric	3.1%
REITS	3.1%
Biotechnology	2.8%
Semiconductors	2.7%
Diversified Financial Services	2.6%
Building Materials	2.5%
Auto Manufacturers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T782 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)*	$39	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$566M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	42%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.1%
Insurance	7.1%
Healthcare-Products	5.7%
Internet	5.4%
Retail	5.3%
Telecommunications	4.8%
Oil & Gas	3.4%
Software	3.1%
Electric	3.1%
REITS	3.1%
Biotechnology	2.8%
Semiconductors	2.7%
Diversified Financial Services	2.6%
Building Materials	2.5%
Auto Manufacturers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T469 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)*	$44	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$566M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	42%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.1%
Insurance	7.1%
Healthcare-Products	5.7%
Internet	5.4%
Retail	5.3%
Telecommunications	4.8%
Oil & Gas	3.4%
Software	3.1%
Electric	3.1%
REITS	3.1%
Biotechnology	2.8%
Semiconductors	2.7%
Diversified Financial Services	2.6%
Building Materials	2.5%
Auto Manufacturers	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T451 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Tactical Opportunities
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 1)*	$41	0.81%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	1,079
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	17.8%
Internet	7.6%
Semiconductors	6.5%
Banks	6.3%
Software	5.9%
Unaffiliated Investment Companies	5.3%
Pharmaceuticals	4.0%
Collateralized Mortgage Obligations	3.4%
Short-Term Investments	3.3%
Insurance	3.2%
Retail	3.0%
Telecommunications	2.7%
Diversified Financial Services	2.6%
Computers	2.4%
Aerospace/Defense	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C440 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Tactical Opportunities
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 3)*	$54	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	1,079
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	17.8%
Internet	7.6%
Semiconductors	6.5%
Banks	6.3%
Software	5.9%
Unaffiliated Investment Companies	5.3%
Pharmaceuticals	4.0%
Collateralized Mortgage Obligations	3.4%
Short-Term Investments	3.3%
Insurance	3.2%
Retail	3.0%
Telecommunications	2.7%
Diversified Financial Services	2.6%
Computers	2.4%
Aerospace/Defense	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C432 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 60/40
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 1)*	$9	0.18%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$106M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	7%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H704 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 60/40
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 3)*	$22	0.43%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$106M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	7%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H803 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 75/25
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 1)*	$9	0.18%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$108M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H886 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 75/25
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 3)*	$22	0.43%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$108M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H878 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 90/10
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 1)*	$7	0.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$397M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	5%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H860 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Global Index Allocation 90/10
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 3)*	$19	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$397M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	5%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H852 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Goldman Sachs Multi-Asset Insights
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)*	$42	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$50M
Total number of portfolio holdings	291
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	79%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.7%
Internet	7.4%
Semiconductors	6.1%
Banks	6.0%
Software	4.7%
Diversified Financial Services	4.0%
Insurance	3.3%
Aerospace/Defense	3.1%
Computers	3.0%
Pharmaceuticals	2.7%
Unaffiliated Investment Companies	2.3%
REITS	2.2%
Telecommunications	2.0%
Commercial Services	1.6%
Electronics	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C390 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Goldman Sachs Multi-Asset Insights
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)*	$55	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$50M
Total number of portfolio holdings	291
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	79%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	25.7%
Internet	7.4%
Semiconductors	6.1%
Banks	6.0%
Software	4.7%
Diversified Financial Services	4.0%
Insurance	3.3%
Aerospace/Defense	3.1%
Computers	3.0%
Pharmaceuticals	2.7%
Unaffiliated Investment Companies	2.3%
REITS	2.2%
Telecommunications	2.0%
Commercial Services	1.6%
Electronics	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C382 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 60/40
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 1)*	$7	0.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C135 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 60/40
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 3)*	$20	0.39%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C143 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 80/20
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 1)*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C150 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 80/20
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 3)*	$19	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C168 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 90/10
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 1)*	$6	0.11%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,489M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C176 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Index Allocation 90/10
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 3)*	$18	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,489M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C184 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA International Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 1)*	$25	0.47%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$967M
Total number of portfolio holdings	700
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.5%
Pharmaceuticals	7.2%
Insurance	6.4%
Aerospace/Defense	3.5%
Oil & Gas	3.3%
Telecommunications	3.2%
Semiconductors	3.2%
Food	3.0%
Electric	2.9%
Commercial Services	2.7%
Auto Manufacturers	2.6%
Software	2.6%
Machinery-Construction & Mining	2.2%
Chemicals	2.2%
Mining	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C192 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA International Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 3)*	$38	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$967M
Total number of portfolio holdings	700
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.5%
Pharmaceuticals	7.2%
Insurance	6.4%
Aerospace/Defense	3.5%
Oil & Gas	3.3%
Telecommunications	3.2%
Semiconductors	3.2%
Food	3.0%
Electric	2.9%
Commercial Services	2.7%
Auto Manufacturers	2.6%
Software	2.6%
Machinery-Construction & Mining	2.2%
Chemicals	2.2%
Mining	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C218 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Invesco Growth Opportunities
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 1)*	$40	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$282M
Total number of portfolio holdings	110
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Electronics	8.8%
Diversified Financial Services	6.9%
Software	6.7%
Healthcare-Products	6.6%
Retail	6.0%
Biotechnology	5.3%
Semiconductors	4.7%
Aerospace/Defense	4.2%
Machinery-Diversified	4.0%
Commercial Services	3.9%
Miscellaneous Manufacturing	3.7%
Engineering & Construction	3.5%
Healthcare-Services	3.1%
Computers	3.0%
Internet	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T659 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Invesco Growth Opportunities
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 2)*	$47	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$282M
Total number of portfolio holdings	110
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Electronics	8.8%
Diversified Financial Services	6.9%
Software	6.7%
Healthcare-Products	6.6%
Retail	6.0%
Biotechnology	5.3%
Semiconductors	4.7%
Aerospace/Defense	4.2%
Machinery-Diversified	4.0%
Commercial Services	3.9%
Miscellaneous Manufacturing	3.7%
Engineering & Construction	3.5%
Healthcare-Services	3.1%
Computers	3.0%
Internet	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C309 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Invesco Growth Opportunities
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 3)*	$52	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$282M
Total number of portfolio holdings	110
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Electronics	8.8%
Diversified Financial Services	6.9%
Software	6.7%
Healthcare-Products	6.6%
Retail	6.0%
Biotechnology	5.3%
Semiconductors	4.7%
Aerospace/Defense	4.2%
Machinery-Diversified	4.0%
Commercial Services	3.9%
Miscellaneous Manufacturing	3.7%
Engineering & Construction	3.5%
Healthcare-Services	3.1%
Computers	3.0%
Internet	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C408 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Janus Focused Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 1)*	$42	0.80%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$523M
Total number of portfolio holdings	34
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	22%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.3%
Semiconductors	21.6%
Software	20.6%
Diversified Financial Services	4.9%
Aerospace/Defense	3.6%
Computers	3.5%
Pharmaceuticals	3.5%
Private Equity	3.2%
Biotechnology	2.5%
Entertainment	2.4%
Electrical Components & Equipment	2.1%
Healthcare-Products	2.1%
Beverages	1.7%
REITS	1.1%
Healthcare-Services	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C861 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Janus Focused Growth
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 2)*	$50	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$523M
Total number of portfolio holdings	34
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	22%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.3%
Semiconductors	21.6%
Software	20.6%
Diversified Financial Services	4.9%
Aerospace/Defense	3.6%
Computers	3.5%
Pharmaceuticals	3.5%
Private Equity	3.2%
Biotechnology	2.5%
Entertainment	2.4%
Electrical Components & Equipment	2.1%
Healthcare-Products	2.1%
Beverages	1.7%
REITS	1.1%
Healthcare-Services	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C853 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Janus Focused Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 3)*	$55	1.05%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$523M
Total number of portfolio holdings	34
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	22%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.3%
Semiconductors	21.6%
Software	20.6%
Diversified Financial Services	4.9%
Aerospace/Defense	3.6%
Computers	3.5%
Pharmaceuticals	3.5%
Private Equity	3.2%
Biotechnology	2.5%
Entertainment	2.4%
Electrical Components & Equipment	2.1%
Healthcare-Products	2.1%
Beverages	1.7%
REITS	1.1%
Healthcare-Services	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C846 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Diversified Balanced
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 1)*	$36	0.71%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$429M
Total number of portfolio holdings	1,614
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	31%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.3%
U.S. Government & Agency Obligations	8.3%
Internet	6.7%
Semiconductors	6.4%
Software	5.6%
Unaffiliated Investment Companies	4.3%
Other Asset Backed Securities	3.6%
Diversified Financial Services	3.5%
Electric	3.3%
Pharmaceuticals	3.2%
Retail	3.2%
Short-Term Investments	2.5%
Collateralized Mortgage Obligations	2.5%
Computers	2.4%
Insurance	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T881 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Diversified Balanced
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 2)*	$44	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$429M
Total number of portfolio holdings	1,614
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	31%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.3%
U.S. Government & Agency Obligations	8.3%
Internet	6.7%
Semiconductors	6.4%
Software	5.6%
Unaffiliated Investment Companies	4.3%
Other Asset Backed Securities	3.6%
Diversified Financial Services	3.5%
Electric	3.3%
Pharmaceuticals	3.2%
Retail	3.2%
Short-Term Investments	2.5%
Collateralized Mortgage Obligations	2.5%
Computers	2.4%
Insurance	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T279 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Diversified Balanced
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 3)*	$49	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$429M
Total number of portfolio holdings	1,614
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	31%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.3%
U.S. Government & Agency Obligations	8.3%
Internet	6.7%
Semiconductors	6.4%
Software	5.6%
Unaffiliated Investment Companies	4.3%
Other Asset Backed Securities	3.6%
Diversified Financial Services	3.5%
Electric	3.3%
Pharmaceuticals	3.2%
Retail	3.2%
Short-Term Investments	2.5%
Collateralized Mortgage Obligations	2.5%
Computers	2.4%
Insurance	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T261 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Emerging Markets
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 1)*	$64	1.20%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$198M
Total number of portfolio holdings	150
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	41%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.2%
Semiconductors	19.0%
Internet	11.8%
Insurance	5.2%
Computers	3.0%
Telecommunications	2.9%
Software	2.8%
Diversified Financial Services	2.6%
Auto Manufacturers	2.5%
Airlines	1.9%
Food	1.8%
Retail	1.8%
Oil & Gas	1.7%
Electric	1.7%
Auto Parts & Equipment	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T303 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Emerging Markets
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 2)*	$72	1.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$198M
Total number of portfolio holdings	150
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	41%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.2%
Semiconductors	19.0%
Internet	11.8%
Insurance	5.2%
Computers	3.0%
Telecommunications	2.9%
Software	2.8%
Diversified Financial Services	2.6%
Auto Manufacturers	2.5%
Airlines	1.9%
Food	1.8%
Retail	1.8%
Oil & Gas	1.7%
Electric	1.7%
Auto Parts & Equipment	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T444 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Emerging Markets
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 3)*	$78	1.45%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$198M
Total number of portfolio holdings	150
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	41%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	20.2%
Semiconductors	19.0%
Internet	11.8%
Insurance	5.2%
Computers	3.0%
Telecommunications	2.9%
Software	2.8%
Diversified Financial Services	2.6%
Auto Manufacturers	2.5%
Airlines	1.9%
Food	1.8%
Retail	1.8%
Oil & Gas	1.7%
Electric	1.7%
Auto Parts & Equipment	1.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T436 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Equity-Income
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 1)*	$29	0.59%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$829M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.7%
Diversified Financial Services	8.5%
Pharmaceuticals	8.0%
Retail	7.9%
Oil & Gas	5.9%
Electric	4.6%
Semiconductors	4.3%
Machinery-Diversified	3.5%
Aerospace/Defense	3.5%
Insurance	3.4%
Transportation	3.4%
Software	3.2%
REITS	3.0%
Computers	2.8%
Healthcare-Services	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T824 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Equity-Income
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 2)*	$37	0.74%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$829M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.7%
Diversified Financial Services	8.5%
Pharmaceuticals	8.0%
Retail	7.9%
Oil & Gas	5.9%
Electric	4.6%
Semiconductors	4.3%
Machinery-Diversified	3.5%
Aerospace/Defense	3.5%
Insurance	3.4%
Transportation	3.4%
Software	3.2%
REITS	3.0%
Computers	2.8%
Healthcare-Services	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C101 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Equity-Income
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 3)*	$42	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$829M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	12.7%
Diversified Financial Services	8.5%
Pharmaceuticals	8.0%
Retail	7.9%
Oil & Gas	5.9%
Electric	4.6%
Semiconductors	4.3%
Machinery-Diversified	3.5%
Aerospace/Defense	3.5%
Insurance	3.4%
Transportation	3.4%
Software	3.2%
REITS	3.0%
Computers	2.8%
Healthcare-Services	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C200 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Large Cap Core
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 1)*	$35	0.69%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$586M
Total number of portfolio holdings	52
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	25%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	14.0%
Software	12.3%
Internet	12.0%
Retail	6.8%
Diversified Financial Services	6.6%
Computers	5.7%
Banks	4.9%
Healthcare-Products	4.1%
Building Materials	3.7%
Electric	3.6%
Insurance	2.8%
Aerospace/Defense	2.7%
Oil & Gas Services	2.6%
Pharmaceuticals	2.4%
Media	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T816 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Large Cap Core
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 2)*	$43	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$586M
Total number of portfolio holdings	52
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	25%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	14.0%
Software	12.3%
Internet	12.0%
Retail	6.8%
Diversified Financial Services	6.6%
Computers	5.7%
Banks	4.9%
Healthcare-Products	4.1%
Building Materials	3.7%
Electric	3.6%
Insurance	2.8%
Aerospace/Defense	2.7%
Oil & Gas Services	2.6%
Pharmaceuticals	2.4%
Media	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T428 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Large Cap Core
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 3)*	$48	0.94%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$586M
Total number of portfolio holdings	52
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	25%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	14.0%
Software	12.3%
Internet	12.0%
Retail	6.8%
Diversified Financial Services	6.6%
Computers	5.7%
Banks	4.9%
Healthcare-Products	4.1%
Building Materials	3.7%
Electric	3.6%
Insurance	2.8%
Aerospace/Defense	2.7%
Oil & Gas Services	2.6%
Pharmaceuticals	2.4%
Media	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T410 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan MFS Core Bond
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 1)*	$27	0.53%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,830M
Total number of portfolio holdings	1,669
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	46.9%
Collateralized Mortgage Obligations	11.3%
Banks	8.5%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Diversified Financial Services	2.4%
Electric	2.4%
Pipelines	1.8%
REITS	1.4%
Healthcare-Services	1.3%
Short-Term Investments	1.0%
Insurance	1.0%
Oil & Gas	0.9%
Aerospace/Defense	0.9%
Telecommunications	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T808 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan MFS Core Bond
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 2)*	$34	0.68%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,830M
Total number of portfolio holdings	1,669
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	46.9%
Collateralized Mortgage Obligations	11.3%
Banks	8.5%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Diversified Financial Services	2.4%
Electric	2.4%
Pipelines	1.8%
REITS	1.4%
Healthcare-Services	1.3%
Short-Term Investments	1.0%
Insurance	1.0%
Oil & Gas	0.9%
Aerospace/Defense	0.9%
Telecommunications	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T212 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan MFS Core Bond
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 3)*	$39	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,830M
Total number of portfolio holdings	1,669
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	46.9%
Collateralized Mortgage Obligations	11.3%
Banks	8.5%
Other Asset Backed Securities	6.3%
Auto Loan Receivables	2.7%
Diversified Financial Services	2.4%
Electric	2.4%
Pipelines	1.8%
REITS	1.4%
Healthcare-Services	1.3%
Short-Term Investments	1.0%
Insurance	1.0%
Oil & Gas	0.9%
Aerospace/Defense	0.9%
Telecommunications	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T196 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Mid-Cap Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)*	$39	0.77%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$715M
Total number of portfolio holdings	107
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.2%
Diversified Financial Services	8.3%
Retail	7.3%
Aerospace/Defense	5.3%
Internet	5.2%
Biotechnology	4.8%
Leisure Time	4.1%
Pharmaceuticals	3.9%
Miscellaneous Manufacturing	3.9%
Electric	3.3%
Healthcare-Products	3.1%
Lodging	2.9%
Computers	2.9%
Commercial Services	2.8%
Entertainment	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T733 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Mid-Cap Growth
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)*	$46	0.92%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$715M
Total number of portfolio holdings	107
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.2%
Diversified Financial Services	8.3%
Retail	7.3%
Aerospace/Defense	5.3%
Internet	5.2%
Biotechnology	4.8%
Leisure Time	4.1%
Pharmaceuticals	3.9%
Miscellaneous Manufacturing	3.9%
Electric	3.3%
Healthcare-Products	3.1%
Lodging	2.9%
Computers	2.9%
Commercial Services	2.8%
Entertainment	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C812 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Mid-Cap Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)*	$51	1.02%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$715M
Total number of portfolio holdings	107
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.2%
Diversified Financial Services	8.3%
Retail	7.3%
Aerospace/Defense	5.3%
Internet	5.2%
Biotechnology	4.8%
Leisure Time	4.1%
Pharmaceuticals	3.9%
Miscellaneous Manufacturing	3.9%
Electric	3.3%
Healthcare-Products	3.1%
Lodging	2.9%
Computers	2.9%
Commercial Services	2.8%
Entertainment	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C796 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Ultra-Short Bond
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)*	$26	0.52%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$346M
Total number of portfolio holdings	246
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	23.5%
Insurance	9.5%
Other Asset Backed Securities	8.3%
Auto Manufacturers	7.2%
Short-Term Investments	7.1%
Electric	6.8%
U.S. Government & Agency Obligations	6.6%
Auto Loan Receivables	3.7%
Diversified Financial Services	2.4%
Healthcare-Services	1.7%
Retail	1.4%
Pipelines	1.4%
Telecommunications	1.4%
Chemicals	1.3%
Credit Card Receivables	1.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T402 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Ultra-Short Bond
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)*	$34	0.67%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$346M
Total number of portfolio holdings	246
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	23.5%
Insurance	9.5%
Other Asset Backed Securities	8.3%
Auto Manufacturers	7.2%
Short-Term Investments	7.1%
Electric	6.8%
U.S. Government & Agency Obligations	6.6%
Auto Loan Receivables	3.7%
Diversified Financial Services	2.4%
Healthcare-Services	1.7%
Retail	1.4%
Pipelines	1.4%
Telecommunications	1.4%
Chemicals	1.3%
Credit Card Receivables	1.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T535 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA JPMorgan Ultra-Short Bond
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)*	$39	0.77%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$346M
Total number of portfolio holdings	246
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	23.5%
Insurance	9.5%
Other Asset Backed Securities	8.3%
Auto Manufacturers	7.2%
Short-Term Investments	7.1%
Electric	6.8%
U.S. Government & Agency Obligations	6.6%
Auto Loan Receivables	3.7%
Diversified Financial Services	2.4%
Healthcare-Services	1.7%
Retail	1.4%
Pipelines	1.4%
Telecommunications	1.4%
Chemicals	1.3%
Credit Card Receivables	1.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T527 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Growth Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 1)*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$740M
Total number of portfolio holdings	216
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	21.2%
Semiconductors	20.4%
Software	13.9%
Computers	6.6%
Diversified Financial Services	5.1%
Retail	4.2%
Auto Manufacturers	3.2%
Insurance	2.8%
Pharmaceuticals	2.5%
Banks	2.0%
Commercial Services	1.7%
Healthcare-Products	1.6%
Aerospace/Defense	1.4%
Machinery-Construction & Mining	1.3%
Electric	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H100 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Growth Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 3)*	$31	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$740M
Total number of portfolio holdings	216
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	21.2%
Semiconductors	20.4%
Software	13.9%
Computers	6.6%
Diversified Financial Services	5.1%
Retail	4.2%
Auto Manufacturers	3.2%
Insurance	2.8%
Pharmaceuticals	2.5%
Banks	2.0%
Commercial Services	1.7%
Healthcare-Products	1.6%
Aerospace/Defense	1.4%
Machinery-Construction & Mining	1.3%
Electric	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H209 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 1)*	$13	0.26%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,399M
Total number of portfolio holdings	506
Total net advisory fee paid	$3.6M
Portfolio turnover rate during the reporting period	7%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	13.4%
Internet	13.4%
Software	11.9%
Computers	7.4%
Banks	4.5%
Retail	4.4%
Diversified Financial Services	4.2%
Pharmaceuticals	4.0%
Insurance	3.5%
Healthcare-Products	2.7%
Oil & Gas	2.4%
Electric	2.3%
Aerospace/Defense	2.1%
Auto Manufacturers	2.0%
Telecommunications	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T832 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 3)*	$26	0.51%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,399M
Total number of portfolio holdings	506
Total net advisory fee paid	$3.6M
Portfolio turnover rate during the reporting period	7%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	13.4%
Internet	13.4%
Software	11.9%
Computers	7.4%
Banks	4.5%
Retail	4.4%
Diversified Financial Services	4.2%
Pharmaceuticals	4.0%
Insurance	3.5%
Healthcare-Products	2.7%
Oil & Gas	2.4%
Electric	2.3%
Aerospace/Defense	2.1%
Auto Manufacturers	2.0%
Telecommunications	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C457 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Value Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 1)*	$17	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$653M
Total number of portfolio holdings	402
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	9.4%
Computers	8.2%
Banks	7.4%
Pharmaceuticals	5.7%
Oil & Gas	5.1%
Semiconductors	5.0%
Retail	4.5%
Insurance	4.3%
Internet	4.1%
Healthcare-Products	4.0%
Electric	3.6%
Diversified Financial Services	3.0%
Telecommunications	3.0%
Aerospace/Defense	2.9%
REITS	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H308 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Large Cap Value Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 3)*	$30	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$653M
Total number of portfolio holdings	402
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	9.4%
Computers	8.2%
Banks	7.4%
Pharmaceuticals	5.7%
Oil & Gas	5.1%
Semiconductors	5.0%
Retail	4.5%
Insurance	4.3%
Internet	4.1%
Healthcare-Products	4.0%
Electric	3.6%
Diversified Financial Services	3.0%
Telecommunications	3.0%
Aerospace/Defense	2.9%
REITS	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704H407 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Large Cap Growth
(formerly SA MFS Blue Chip Growth Portfolio)
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 1)*	$35	0.68%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$858M
Total number of portfolio holdings	88
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.6%
Semiconductors	20.0%
Internet	19.3%
Computers	10.5%
Diversified Financial Services	3.9%
Pharmaceuticals	3.0%
Banks	2.2%
Retail	2.0%
Auto Manufacturers	1.7%
Aerospace/Defense	1.7%
Healthcare-Services	1.4%
Telecommunications	1.2%
Building Materials	1.2%
Insurance	1.2%
Apparel	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T667 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Large Cap Growth
(formerly SA MFS Blue Chip Growth Portfolio)
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 2)*	$42	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$858M
Total number of portfolio holdings	88
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.6%
Semiconductors	20.0%
Internet	19.3%
Computers	10.5%
Diversified Financial Services	3.9%
Pharmaceuticals	3.0%
Banks	2.2%
Retail	2.0%
Auto Manufacturers	1.7%
Aerospace/Defense	1.7%
Healthcare-Services	1.4%
Telecommunications	1.2%
Building Materials	1.2%
Insurance	1.2%
Apparel	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T550 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Large Cap Growth
(formerly SA MFS Blue Chip Growth Portfolio)
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 3)*	$48	0.93%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$858M
Total number of portfolio holdings	88
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.6%
Semiconductors	20.0%
Internet	19.3%
Computers	10.5%
Diversified Financial Services	3.9%
Pharmaceuticals	3.0%
Banks	2.2%
Retail	2.0%
Auto Manufacturers	1.7%
Aerospace/Defense	1.7%
Healthcare-Services	1.4%
Telecommunications	1.2%
Building Materials	1.2%
Insurance	1.2%
Apparel	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T543 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Massachusetts Investors Trust
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 1)*	$35	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$644M
Total number of portfolio holdings	67
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	13.8%
Software	12.6%
Semiconductors	10.5%
Diversified Financial Services	6.4%
Banks	5.5%
Computers	5.3%
Healthcare-Products	5.2%
Electronics	4.5%
Electrical Components & Equipment	4.1%
Insurance	4.0%
Electric	3.2%
Cosmetics/Personal Care	3.1%
Aerospace/Defense	2.7%
Oil & Gas	2.7%
Pharmaceuticals	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T766 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Massachusetts Investors Trust
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 2)*	$43	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$644M
Total number of portfolio holdings	67
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	13.8%
Software	12.6%
Semiconductors	10.5%
Diversified Financial Services	6.4%
Banks	5.5%
Computers	5.3%
Healthcare-Products	5.2%
Electronics	4.5%
Electrical Components & Equipment	4.1%
Insurance	4.0%
Electric	3.2%
Cosmetics/Personal Care	3.1%
Aerospace/Defense	2.7%
Oil & Gas	2.7%
Pharmaceuticals	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C838 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Massachusetts Investors Trust
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 3)*	$48	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$644M
Total number of portfolio holdings	67
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	13.8%
Software	12.6%
Semiconductors	10.5%
Diversified Financial Services	6.4%
Banks	5.5%
Computers	5.3%
Healthcare-Products	5.2%
Electronics	4.5%
Electrical Components & Equipment	4.1%
Insurance	4.0%
Electric	3.2%
Cosmetics/Personal Care	3.1%
Aerospace/Defense	2.7%
Oil & Gas	2.7%
Pharmaceuticals	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C820 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Total Return
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 1)*	$36	0.71%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$481M
Total number of portfolio holdings	805
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	20.4%
Banks	10.4%
Pharmaceuticals	6.2%
Insurance	5.0%
Oil & Gas	4.8%
Collateralized Mortgage Obligations	4.7%
Diversified Financial Services	4.4%
Electric	4.3%
Software	3.5%
Building Materials	2.7%
Healthcare-Products	2.4%
Healthcare-Services	2.4%
Agriculture	2.1%
Aerospace/Defense	2.0%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T873 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Total Return
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 2)*	$43	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$481M
Total number of portfolio holdings	805
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	20.4%
Banks	10.4%
Pharmaceuticals	6.2%
Insurance	5.0%
Oil & Gas	4.8%
Collateralized Mortgage Obligations	4.7%
Diversified Financial Services	4.4%
Electric	4.3%
Software	3.5%
Building Materials	2.7%
Healthcare-Products	2.4%
Healthcare-Services	2.4%
Agriculture	2.1%
Aerospace/Defense	2.0%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C788 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA MFS Total Return
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 3)*	$48	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$481M
Total number of portfolio holdings	805
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	20.4%
Banks	10.4%
Pharmaceuticals	6.2%
Insurance	5.0%
Oil & Gas	4.8%
Collateralized Mortgage Obligations	4.7%
Diversified Financial Services	4.4%
Electric	4.3%
Software	3.5%
Building Materials	2.7%
Healthcare-Products	2.4%
Healthcare-Services	2.4%
Agriculture	2.1%
Aerospace/Defense	2.0%
Media	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C770 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Mid Cap Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 1)*	$18	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$497M
Total number of portfolio holdings	405
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	6.8%
Banks	6.4%
Retail	6.1%
Insurance	4.6%
Diversified Financial Services	4.3%
Software	4.1%
Commercial Services	4.0%
Machinery-Diversified	3.9%
Computers	3.5%
Electronics	3.5%
Engineering & Construction	3.5%
Oil & Gas	2.8%
Food	2.7%
Biotechnology	2.4%
Semiconductors	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C226 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Mid Cap Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 3)*	$30	0.61%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$497M
Total number of portfolio holdings	405
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	6.8%
Banks	6.4%
Retail	6.1%
Insurance	4.6%
Diversified Financial Services	4.3%
Software	4.1%
Commercial Services	4.0%
Machinery-Diversified	3.9%
Computers	3.5%
Electronics	3.5%
Engineering & Construction	3.5%
Oil & Gas	2.8%
Food	2.7%
Biotechnology	2.4%
Semiconductors	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C234 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Morgan Stanley International Equities
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 1)*	$45	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$344M
Total number of portfolio holdings	58
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	10.0%
Semiconductors	9.4%
Software	7.2%
Cosmetics/Personal Care	6.5%
Banks	5.9%
Pharmaceuticals	5.0%
Insurance	4.7%
Electronics	4.2%
Computers	3.7%
Retail	3.2%
Diversified Financial Services	3.1%
Commercial Services	3.0%
Aerospace/Defense	2.8%
Internet	2.8%
Beverages	2.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T691 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Morgan Stanley International Equities
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 2)*	$53	1.02%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$344M
Total number of portfolio holdings	58
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	10.0%
Semiconductors	9.4%
Software	7.2%
Cosmetics/Personal Care	6.5%
Banks	5.9%
Pharmaceuticals	5.0%
Insurance	4.7%
Electronics	4.2%
Computers	3.7%
Retail	3.2%
Diversified Financial Services	3.1%
Commercial Services	3.0%
Aerospace/Defense	2.8%
Internet	2.8%
Beverages	2.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C705 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Morgan Stanley International Equities
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 3)*	$58	1.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$344M
Total number of portfolio holdings	58
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Machinery-Diversified	10.0%
Semiconductors	9.4%
Software	7.2%
Cosmetics/Personal Care	6.5%
Banks	5.9%
Pharmaceuticals	5.0%
Insurance	4.7%
Electronics	4.2%
Computers	3.7%
Retail	3.2%
Diversified Financial Services	3.1%
Commercial Services	3.0%
Aerospace/Defense	2.8%
Internet	2.8%
Beverages	2.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C804 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO Global Bond Opportunities
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 1)*	$46	0.92%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$280M
Total number of portfolio holdings	511
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	150%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.8%
Foreign Government Obligations	33.6%
Collateralized Mortgage Obligations	12.6%
Banks	10.5%
Other Asset Backed Securities	6.7%
Short-Term Investments	5.6%
Auto Loan Receivables	1.3%
Investment Companies	1.1%
Pharmaceuticals	0.6%
Credit Card Receivables	0.5%
Diversified Financial Services	0.4%
Healthcare-Products	0.4%
Semiconductors	0.4%
Insurance	0.3%
Agriculture	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T600 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO Global Bond Opportunities
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 2)*	$54	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$280M
Total number of portfolio holdings	511
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	150%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.8%
Foreign Government Obligations	33.6%
Collateralized Mortgage Obligations	12.6%
Banks	10.5%
Other Asset Backed Securities	6.7%
Short-Term Investments	5.6%
Auto Loan Receivables	1.3%
Investment Companies	1.1%
Pharmaceuticals	0.6%
Credit Card Receivables	0.5%
Diversified Financial Services	0.4%
Healthcare-Products	0.4%
Semiconductors	0.4%
Insurance	0.3%
Agriculture	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86703T386 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO Global Bond Opportunities
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 3)*	$59	1.17%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$280M
Total number of portfolio holdings	511
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	150%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.8%
Foreign Government Obligations	33.6%
Collateralized Mortgage Obligations	12.6%
Banks	10.5%
Other Asset Backed Securities	6.7%
Short-Term Investments	5.6%
Auto Loan Receivables	1.3%
Investment Companies	1.1%
Pharmaceuticals	0.6%
Credit Card Receivables	0.5%
Diversified Financial Services	0.4%
Healthcare-Products	0.4%
Semiconductors	0.4%
Insurance	0.3%
Agriculture	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T378 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO RAE International Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 1)*	$45	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$428M
Total number of portfolio holdings	261
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Telecommunications	11.8%
Pharmaceuticals	10.8%
Insurance	7.7%
Chemicals	6.7%
Food	6.4%
Agriculture	6.1%
Transportation	6.0%
Auto Manufacturers	3.6%
Iron/Steel	3.6%
Mining	3.4%
Retail	3.2%
Auto Parts & Equipment	2.9%
Electric	2.6%
Commercial Services	2.4%
Banks	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C689 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO RAE International Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 2)*	$53	0.99%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$428M
Total number of portfolio holdings	261
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Telecommunications	11.8%
Pharmaceuticals	10.8%
Insurance	7.7%
Chemicals	6.7%
Food	6.4%
Agriculture	6.1%
Transportation	6.0%
Auto Manufacturers	3.6%
Iron/Steel	3.6%
Mining	3.4%
Retail	3.2%
Auto Parts & Equipment	2.9%
Electric	2.6%
Commercial Services	2.4%
Banks	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T634 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA PIMCO RAE International Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 3)*	$58	1.09%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$428M
Total number of portfolio holdings	261
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Telecommunications	11.8%
Pharmaceuticals	10.8%
Insurance	7.7%
Chemicals	6.7%
Food	6.4%
Agriculture	6.1%
Transportation	6.0%
Auto Manufacturers	3.6%
Iron/Steel	3.6%
Mining	3.4%
Retail	3.2%
Auto Parts & Equipment	2.9%
Electric	2.6%
Commercial Services	2.4%
Banks	2.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T394 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA PineBridge High-Yield Bond
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 1)*	$37	0.73%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$263M
Total number of portfolio holdings	269
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	7.1%
Commercial Services	6.8%
Telecommunications	6.4%
Pipelines	6.4%
Oil & Gas	6.2%
Media	6.0%
Retail	4.5%
Electric	4.3%
REITS	3.4%
Leisure Time	2.9%
Insurance	2.8%
Entertainment	2.8%
Iron/Steel	2.8%
Pharmaceuticals	2.7%
Packaging & Containers	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T709 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA PineBridge High-Yield Bond
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 2)*	$44	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$263M
Total number of portfolio holdings	269
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	7.1%
Commercial Services	6.8%
Telecommunications	6.4%
Pipelines	6.4%
Oil & Gas	6.2%
Media	6.0%
Retail	4.5%
Electric	4.3%
REITS	3.4%
Leisure Time	2.9%
Insurance	2.8%
Entertainment	2.8%
Iron/Steel	2.8%
Pharmaceuticals	2.7%
Packaging & Containers	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C507 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA PineBridge High-Yield Bond
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 3)*	$49	0.98%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$263M
Total number of portfolio holdings	269
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Diversified Financial Services	7.1%
Commercial Services	6.8%
Telecommunications	6.4%
Pipelines	6.4%
Oil & Gas	6.2%
Media	6.0%
Retail	4.5%
Electric	4.3%
REITS	3.4%
Leisure Time	2.9%
Insurance	2.8%
Entertainment	2.8%
Iron/Steel	2.8%
Pharmaceuticals	2.7%
Packaging & Containers	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C606 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Putnam International Value
(formerly SA Putnam International Growth and Income Portfolio)
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 1)*	$50	0.93%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$325M
Total number of portfolio holdings	147
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	24.5%
Insurance	10.4%
Oil & Gas	6.7%
Telecommunications	4.8%
Pharmaceuticals	4.6%
Building Materials	3.7%
Miscellaneous Manufacturing	3.5%
Electronics	3.5%
Retail	3.3%
Distribution/Wholesale	3.0%
Beverages	2.8%
Food	2.7%
Aerospace/Defense	2.5%
Cosmetics/Personal Care	1.8%
Mining	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86703T105 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Putnam International Value
(formerly SA Putnam International Growth and Income Portfolio)
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 2)*	$58	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$325M
Total number of portfolio holdings	147
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	24.5%
Insurance	10.4%
Oil & Gas	6.7%
Telecommunications	4.8%
Pharmaceuticals	4.6%
Building Materials	3.7%
Miscellaneous Manufacturing	3.5%
Electronics	3.5%
Retail	3.3%
Distribution/Wholesale	3.0%
Beverages	2.8%
Food	2.7%
Aerospace/Defense	2.5%
Cosmetics/Personal Care	1.8%
Mining	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C887 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Putnam International Value
(formerly SA Putnam International Growth and Income Portfolio)
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 3)*	$64	1.18%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$325M
Total number of portfolio holdings	147
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	24.5%
Insurance	10.4%
Oil & Gas	6.7%
Telecommunications	4.8%
Pharmaceuticals	4.6%
Building Materials	3.7%
Miscellaneous Manufacturing	3.5%
Electronics	3.5%
Retail	3.3%
Distribution/Wholesale	3.0%
Beverages	2.8%
Food	2.7%
Aerospace/Defense	2.5%
Cosmetics/Personal Care	1.8%
Mining	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C879 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Schroders VCP Global Allocation
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 1)*	$45	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$418M
Total number of portfolio holdings	964
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.1%
Internet	6.5%
Semiconductors	6.5%
Insurance	5.8%
Software	5.7%
Pharmaceuticals	5.0%
Diversified Financial Services	4.0%
REITS	3.5%
Electric	3.2%
Short-Term Investments	2.9%
Oil & Gas	2.8%
Telecommunications	2.6%
Retail	2.4%
Computers	2.4%
Auto Manufacturers	2.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C473 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Schroders VCP Global Allocation
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 3)*	$58	1.15%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$418M
Total number of portfolio holdings	964
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	17.1%
Internet	6.5%
Semiconductors	6.5%
Insurance	5.8%
Software	5.7%
Pharmaceuticals	5.0%
Diversified Financial Services	4.0%
REITS	3.5%
Electric	3.2%
Short-Term Investments	2.9%
Oil & Gas	2.8%
Telecommunications	2.6%
Retail	2.4%
Computers	2.4%
Auto Manufacturers	2.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C614 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Small Cap Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 1)*	$20	0.41%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$294M
Total number of portfolio holdings	2,006
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.4%
Biotechnology	6.3%
REITS	6.3%
Software	5.5%
Commercial Services	4.5%
Retail	3.9%
Healthcare-Products	3.3%
Diversified Financial Services	3.1%
Electronics	2.9%
Pharmaceuticals	2.6%
Engineering & Construction	2.5%
Telecommunications	2.5%
Oil & Gas	2.3%
Insurance	2.1%
Healthcare-Services	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C242 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA Small Cap Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 3)*	$32	0.66%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$294M
Total number of portfolio holdings	2,006
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.4%
Biotechnology	6.3%
REITS	6.3%
Software	5.5%
Commercial Services	4.5%
Retail	3.9%
Healthcare-Products	3.3%
Diversified Financial Services	3.1%
Electronics	2.9%
Pharmaceuticals	2.6%
Engineering & Construction	2.5%
Telecommunications	2.5%
Oil & Gas	2.3%
Insurance	2.1%
Healthcare-Services	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C259 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA T. Rowe Price Allocation Moderately Aggressive
(formerly SA T. Rowe Price Asset Allocation Growth Portfolio)
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 1)*	$38	0.74%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$773M
Total number of portfolio holdings	1,487
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	10.0%
Semiconductors	8.0%
Software	7.4%
Banks	7.0%
Internet	6.6%
Insurance	4.5%
Retail	4.4%
Diversified Financial Services	3.9%
Pharmaceuticals	3.5%
Computers	3.2%
Short-Term Investments	2.7%
Oil & Gas	2.6%
Healthcare-Products	2.6%
Aerospace/Defense	2.4%
Electric	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C374 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA T. Rowe Price Allocation Moderately Aggressive
(formerly SA T. Rowe Price Asset Allocation Growth Portfolio)
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 3)*	$50	0.99%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$773M
Total number of portfolio holdings	1,487
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	10.0%
Semiconductors	8.0%
Software	7.4%
Banks	7.0%
Internet	6.6%
Insurance	4.5%
Retail	4.4%
Diversified Financial Services	3.9%
Pharmaceuticals	3.5%
Computers	3.2%
Short-Term Investments	2.7%
Oil & Gas	2.6%
Healthcare-Products	2.6%
Aerospace/Defense	2.4%
Electric	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C366 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA T. Rowe Price VCP Balanced
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 1)*	$42	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,379M
Total number of portfolio holdings	1,599
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	15.0%
Short-Term Investments	12.0%
Semiconductors	6.2%
Internet	5.8%
Banks	5.6%
Software	4.8%
Insurance	3.6%
Oil & Gas	3.1%
Retail	2.8%
REITS	2.8%
Diversified Financial Services	2.7%
Pharmaceuticals	2.6%
Computers	2.2%
Healthcare-Products	1.9%
Electric	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C465 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA T. Rowe Price VCP Balanced
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 3)*	$55	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,379M
Total number of portfolio holdings	1,599
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	15.0%
Short-Term Investments	12.0%
Semiconductors	6.2%
Internet	5.8%
Banks	5.6%
Software	4.8%
Insurance	3.6%
Oil & Gas	3.1%
Retail	2.8%
REITS	2.8%
Diversified Financial Services	2.7%
Pharmaceuticals	2.6%
Computers	2.2%
Healthcare-Products	1.9%
Electric	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C598 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Dynamic Allocation
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 1)*	$12	0.24%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$9,174M
Total number of portfolio holdings	66
Total net advisory fee paid	$8.6M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C580 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Dynamic Allocation
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 3)*	$25	0.50%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$9,174M
Total number of portfolio holdings	66
Total net advisory fee paid	$8.6M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C697 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Dynamic Strategy
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 1)*	$13	0.26%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,882M
Total number of portfolio holdings	67
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	5%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C572 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Dynamic Strategy
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 3)*	$26	0.51%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,882M
Total number of portfolio holdings	67
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	5%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C663 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Index Allocation
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 1)*	$13	0.26%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$553M
Total number of portfolio holdings	19
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C358 (09/25)
SunAmerica Series Trust

SunAmerica Series Trust
SA VCP Index Allocation
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2025
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 3)*	$26	0.52%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$553M
Total number of portfolio holdings	19
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.

86704C341 (09/25)
SunAmerica Series Trust

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SunAmerica Series Trust

Semi-Annual Financial Statements and Other Information
July 31, 2025

SunAmerica Series Trust
Semi-Annual Financial Statements and Other Information July 31, 2025

Portfolio of Investments:
SA AB Growth Portfolio (AllianceBernstein L.P.)	4
SA AB Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	6
SA BlackRock Multi-Factor 70/30 Portfolio (BlackRock Investment Management, LLC)	8
SA Emerging Markets Equity Index Portfolio (BlackRock Investment Management, LLC)	9
SA Federated Hermes Corporate Bond Portfolio (Federated Hermes Investment Management Company)	21
®SA Fidelity Institutional AM Global Equities Portfolio (formerly SA JPMorgan Global Equities Portfolio) (FIAM, LLC)	34
®SA Fidelity Institutional AM International Growth Portfolio (FIAM LLC)	39
®SA Fidelity Institutional AM Real Estate Portfolio (FIAM LLC)	41
SA Fixed Income Index Portfolio (BlackRock Investment Management, LLC)	42
SA Fixed Income Intermediate Index Portfolio (BlackRock Investment Management, LLC)	59
SA Franklin BW U.S. Large Cap Value Portfolio (Brandywine Global Investment Management, LLC)	73
SA Franklin Small Company Value Portfolio (Franklin Advisers, Inc)	77
SA Franklin Systematic U.S. Large Cap Core Portfolio (Franklin Advisers, Inc)	79
SA Franklin Systematic U.S. Large Cap Value Portfolio (Franklin Advisers, Inc)	82
SA Franklin Tactical Opportunities Portfolio (Franklin Advisers, Inc)	85
SA Global Index Allocation 60/40 Portfolio (SunAmerica Asset Management, LLC)	99
SA Global Index Allocation 75/25 Portfolio (SunAmerica Asset Management, LLC)	100
SA Global Index Allocation 90/10 Portfolio (SunAmerica Asset Management, LLC)	101
SA Goldman Sachs Multi-Asset Insights Portfolio (Goldman Sachs Asset Management, LP)	102
SA Index Allocation 60/40 Portfolio (SunAmerica Asset Management, LLC)	107
SA Index Allocation 80/20 Portfolio (SunAmerica Asset Management, LLC)	108
SA Index Allocation 90/10 Portfolio (SunAmerica Asset Management, LLC)	109
SA International Index Portfolio (BlackRock Investment Management, LLC)	110
SA Invesco Growth Opportunities Portfolio (Invesco Advisers, Inc.)	119
SA Janus Focused Growth Portfolio (Janus Henderson Investors US LLC)	121
SA JPMorgan Diversified Balanced Portfolio (J.P. Morgan Investment Management Inc.)	122
SA JPMorgan Emerging Markets Portfolio (J.P. Morgan Investment Management Inc.)	144
SA JPMorgan Equity-Income Portfolio (J.P. Morgan Investment Management Inc.)	148
SA JPMorgan Large Cap Core Portfolio (J.P. Morgan Investment Management Inc.)	150
SA JPMorgan MFS Core Bond Portfolio (J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company)	152
SA JPMorgan Mid-Cap Growth Portfolio (J.P. Morgan Investment Management Inc.)	173
SA JPMorgan Ultra-Short Bond Portfolio (J.P. Morgan Investment Management Inc.)	175
SA Large Cap Growth Index Portfolio (BlackRock Investment Management, LLC)	181
SA Large Cap Index Portfolio (BlackRock Investment Management, LLC)	185
SA Large Cap Value Index Portfolio (BlackRock Investment Management, LLC)	191
SA MFS Large Cap Growth Portfolio (formerly SA MFS Blue Chip Growth Portfolio) (Massachusetts Financial Services Company)	197
SA MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	200
SA MFS Total Return Portfolio (Massachusetts Financial Services Company)	202
SA Mid Cap Index Portfolio (BlackRock Investment Management, LLC)	211
SA Morgan Stanley International Equities Portfolio (Morgan Stanley Investment Management, Inc.)	217
SA PIMCO Global Bond Opportunities Portfolio (Pacific Investment Management Company, LLC)	219
SA PIMCO RAE International Value Portfolio (Pacific Investment Management Company, LLC)	233
SA PineBridge High-Yield Bond Portfolio (PineBridge Investments, LLC)	237
SA Putnam International Value Portfolio (formerly SA Putnam International Growth and Income Portfolio) (Putnam Investment Management, LLC)	244
SA Schroders VCP Global Allocation Portfolio (Schroders Investment Management North America, Inc.)	248
SA Small Cap Index Portfolio (BlackRock Investment Management, LLC)	261
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly SA T. Rowe Price Asset Allocation Growth Portfolio) (T. Rowe Price Associates, Inc.)	281
SA T. Rowe Price VCP Balanced Portfolio (T. Rowe Price Associates, Inc.)	302
SA VCP Dynamic Allocation Portfolio (SunAmerica Asset Management, LLC and AllianceBernstein L.P.)	323

SunAmerica Series Trust
Semi-Annual Financial Statements and Other Information July 31, 2025

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Apparel — 0.6%
On Holding AG, Class A†	216,624	$ 10,521,428
Auto Manufacturers — 0.8%
Ferrari NV	34,729	15,398,491
Beverages — 2.3%
Celsius Holdings, Inc.†	226,278	10,259,444
Monster Beverage Corp.†	552,144	32,438,460
		42,697,904
Biotechnology — 1.6%
Genmab A/S ADR†	264,008	5,721,054
Vertex Pharmaceuticals, Inc.†	52,614	24,037,758
		29,758,812
Building Materials — 0.4%
Trex Co., Inc.†	124,300	7,985,032
Chemicals — 1.2%
Sherwin-Williams Co.	66,653	22,054,145
Commercial Services — 1.9%
United Rentals, Inc.	12,150	10,727,721
Verisk Analytics, Inc.	88,095	24,552,957
		35,280,678
Distribution/Wholesale — 1.0%
Copart, Inc.†	421,755	19,118,154
Diversified Financial Services — 5.6%
Cboe Global Markets, Inc.	104,093	25,090,577
Visa, Inc., Class A	228,071	78,791,688
		103,882,265
Electronics — 0.7%
Mettler-Toledo International, Inc.†	10,696	13,195,441
Healthcare-Products — 3.8%
ABIOMED, Inc. CVR†(1)	29,276	73,922
Intuitive Surgical, Inc.†	61,136	29,411,918
Stryker Corp.	69,246	27,194,982
Waters Corp.†	47,908	13,833,914
		70,514,736
Healthcare-Services — 0.4%
UnitedHealth Group, Inc.	26,366	6,579,899
Insurance — 0.9%
Progressive Corp.	72,837	17,629,467
Internet — 23.9%
Alphabet, Inc., Class C	505,028	97,399,700
Amazon.com, Inc.†	524,470	122,783,672
Meta Platforms, Inc., Class A	158,002	122,205,067
Netflix, Inc.†	73,076	84,724,314
Reddit, Inc., Class A†	45,776	7,351,168
Shopify, Inc., Class A†	79,196	9,678,543
		444,142,464
Machinery-Diversified — 1.0%
Otis Worldwide Corp.	211,676	18,138,516
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.5%
Axon Enterprise, Inc.†	11,648	$ 8,799,948
Pharmaceuticals — 3.3%
Eli Lilly & Co.	61,073	45,198,295
McKesson Corp.	23,375	16,211,498
		61,409,793
Retail — 7.1%
Chipotle Mexican Grill, Inc.†	502,105	21,530,262
Costco Wholesale Corp.	47,370	44,510,747
Home Depot, Inc.	95,968	35,269,200
Lululemon Athletica, Inc.†	35,079	7,034,392
Texas Roadhouse, Inc.	60,045	11,116,131
Tractor Supply Co.	219,389	12,494,203
		131,954,935
Semiconductors — 24.4%
Applied Materials, Inc.	209,943	37,802,337
ASML Holding NV	12,042	8,365,698
Astera Labs, Inc.†	88,606	12,115,098
Broadcom, Inc.	335,786	98,620,348
NVIDIA Corp.	1,216,144	216,315,533
QUALCOMM, Inc.	126,919	18,626,632
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	124,109	29,987,217
Texas Instruments, Inc.	179,097	32,427,303
		454,260,166
Software — 15.8%
AppLovin Corp., Class A†	33,859	13,228,711
Broadridge Financial Solutions, Inc.	45,340	11,222,103
Cadence Design Systems, Inc.†	49,095	17,898,564
Intuit, Inc.	8,350	6,555,836
Manhattan Associates, Inc.†	45,336	9,958,506
Microsoft Corp.	317,817	169,555,370
ServiceNow, Inc.†	20,324	19,167,971
Synopsys, Inc.†	27,772	17,592,729
Veeva Systems, Inc., Class A†	101,587	28,871,025
		294,050,815
Telecommunications — 1.4%
Arista Networks, Inc.†	115,532	14,235,853
Motorola Solutions, Inc.	25,517	11,201,453
		25,437,306
Transportation — 0.6%
Saia, Inc.†	35,697	10,789,061
TOTAL INVESTMENTS (cost $1,115,796,720)(2)	99.2%	1,843,599,456
Other assets less liabilities	0.8	14,076,332
NET ASSETS	100.0%	$1,857,675,788
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$70,440,814	$—	$73,922	$70,514,736
Other Industries	1,773,084,720	—	—	1,773,084,720
Total Investments at Value	$1,843,525,534	$—	$73,922	$1,843,599,456
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.9%
Aerospace/Defense — 1.1%
Hexcel Corp.	87,504	$ 5,242,365
Apparel — 1.3%
Crocs, Inc.†	61,255	6,108,961
Auto Parts & Equipment — 1.4%
BorgWarner, Inc.	178,049	6,552,203
Banks — 9.6%
Comerica, Inc.	63,317	4,278,330
First BanCorp.	201,435	4,195,891
First Citizens BancShares, Inc., Class A	2,999	5,982,285
First Hawaiian, Inc.	172,696	4,187,878
Independent Bank Corp.	69,948	4,445,195
Texas Capital Bancshares, Inc.†	48,886	4,104,958
UMB Financial Corp.	57,821	6,359,732
Walker & Dunlop, Inc.	45,281	3,396,528
Webster Financial Corp.	70,551	4,067,265
Wintrust Financial Corp.	38,530	4,931,069
		45,949,131
Chemicals — 2.5%
Avient Corp.	143,380	4,526,507
RPM International, Inc.	60,956	7,156,844
		11,683,351
Commercial Services — 6.6%
ADT, Inc.	764,548	6,383,976
First Advantage Corp.†	277,990	4,806,447
GXO Logistics, Inc.†	121,036	6,016,699
Herc Holdings, Inc.	37,885	4,425,347
Laureate Education, Inc.†	214,136	4,839,474
WillScot Holdings Corp.	173,375	5,088,556
		31,560,499
Computers — 6.0%
CACI International, Inc., Class A†	13,856	6,381,658
Crane NXT Co.	83,301	4,943,081
Globant SA†	54,242	4,570,431
Lumentum Holdings, Inc.†	52,199	5,746,066
NCR Atleos Corp.†	225,671	6,905,533
		28,546,769
Distribution/Wholesale — 1.2%
Core & Main, Inc., Class A†	89,874	5,719,581
Diversified Financial Services — 3.6%
Cboe Global Markets, Inc.	17,428	4,200,845
Invesco, Ltd.	346,219	7,274,061
Stifel Financial Corp.	51,038	5,824,457
		17,299,363
Electric — 1.7%
IDACORP, Inc.	63,199	7,920,731
Electrical Components & Equipment — 0.5%
Belden, Inc.	18,695	2,311,637
Electronics — 2.1%
Avnet, Inc.	80,685	4,271,464
TD SYNNEX Corp.	41,157	5,942,659
		10,214,123
Engineering & Construction — 1.2%
Fluor Corp.†	104,735	5,945,806
Security Description	Shares or Principal Amount	Value

Environmental Control — 1.4%
Pentair PLC	64,180	$ 6,559,196
Food — 1.3%
Nomad Foods, Ltd.	362,342	6,101,839
Gas — 1.0%
ONE Gas, Inc.	66,573	4,839,857
Healthcare-Products — 3.4%
Envista Holdings Corp.†	289,588	5,470,317
Globus Medical, Inc., Class A†	98,572	5,187,844
Integer Holdings Corp.†	51,313	5,567,974
		16,226,135
Healthcare-Services — 4.3%
Encompass Health Corp.	65,013	7,158,581
ICON PLC†	38,838	6,571,001
Tenet Healthcare Corp.†	40,734	6,569,580
		20,299,162
Home Furnishings — 0.9%
MillerKnoll, Inc.	222,762	4,228,023
Household Products/Wares — 1.1%
WD-40 Co.	24,680	5,291,392
Insurance — 2.8%
American Financial Group, Inc.	49,360	6,165,064
Hanover Insurance Group, Inc.	42,294	7,258,919
		13,423,983
Internet — 1.7%
Criteo SA ADR†	163,499	3,979,566
F5, Inc.†	12,636	3,960,375
		7,939,941
Investment Companies — 1.1%
HA Sustainable Infrastructure Capital, Inc.	199,122	5,171,198
Iron/Steel — 1.1%
Reliance, Inc.	18,616	5,401,060
Leisure Time — 1.1%
Brunswick Corp.	85,971	5,011,250
Machinery-Construction & Mining — 1.2%
Oshkosh Corp.	46,880	5,931,726
Machinery-Diversified — 2.5%
CNH Industrial NV	379,950	4,924,152
Regal Rexnord Corp.	45,263	6,919,807
		11,843,959
Media — 1.4%
Nexstar Media Group, Inc.	36,877	6,900,055
Mining — 0.5%
Cameco Corp.	29,236	2,190,654
Miscellaneous Manufacturing — 1.4%
JBT Marel Corp.	46,649	6,428,232
Oil & Gas — 3.4%
HF Sinclair Corp.	44,148	1,939,863
Magnolia Oil & Gas Corp., Class A	210,584	5,016,111
Matador Resources Co.	110,582	5,515,830
Northern Oil & Gas, Inc.	139,863	3,938,542
		16,410,346
Oil & Gas Services — 1.3%
TechnipFMC PLC	175,443	6,380,862

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 2.3%
Graphic Packaging Holding Co.	285,624	$ 6,386,552
O-I Glass, Inc.†	334,879	4,356,776
		10,743,328
Real Estate — 1.6%
Jones Lang LaSalle, Inc.†	28,420	7,683,631
REITS — 6.6%
American Healthcare REIT, Inc.	168,160	6,497,703
Broadstone Net Lease, Inc.	163,130	2,649,231
COPT Defense Properties	225,730	6,157,914
CubeSmart	70,674	2,749,925
Independence Realty Trust, Inc.	331,720	5,562,944
Ryman Hospitality Properties, Inc.	34,694	3,298,012
STAG Industrial, Inc.	138,565	4,756,937
		31,672,666
Retail — 7.0%
AutoNation, Inc.†	20,414	3,932,553
Bath & Body Works, Inc.	216,051	6,256,837
BJ's Wholesale Club Holdings, Inc.†	85,940	9,101,046
Cracker Barrel Old Country Store, Inc.	61,136	3,790,432
Dollar Tree, Inc.†	60,675	6,889,646
Group 1 Automotive, Inc.	7,665	3,159,130
		33,129,644
Savings & Loans — 0.6%
Flagstar Financial, Inc.	259,616	2,931,065
Semiconductors — 2.8%
FormFactor, Inc.†	103,733	2,947,055
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
IPG Photonics Corp.†	68,390	$ 5,121,727
ON Semiconductor Corp.†	90,356	5,092,464
		13,161,246
Software — 2.1%
ACI Worldwide, Inc.†	100,328	4,269,959
Commvault Systems, Inc.†	10,963	2,082,422
NICE, Ltd. ADR†	23,060	3,598,513
		9,950,894
Telecommunications — 0.8%
Calix, Inc.†	71,137	4,032,757
Transportation — 4.4%
ArcBest Corp.	71,535	5,231,355
C.H. Robinson Worldwide, Inc.	50,647	5,840,612
Kirby Corp.†	49,721	4,738,908
Star Bulk Carriers Corp.	276,657	5,051,757
		20,862,632
TOTAL INVESTMENTS (cost $451,970,913)(1)	99.9%	475,801,253
Other assets less liabilities	0.1	685,566
NET ASSETS	100.0%	$476,486,819
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$475,801,253	$—	$—	$475,801,253
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 8.9%
Investment Companies — 8.9%
iShares U.S. Fixed Income Balanced Risk Systematic ETF(1) (cost $11,123,485)	116,250	$ 10,280,197
UNAFFILIATED INVESTMENT COMPANIES — 91.0%
iShares Core U.S. Aggregate Bond ETF	252,244	24,876,303
iShares MSCI EAFE Min Vol Factor ETF	16,318	1,334,160
iShares MSCI EAFE Small-Cap ETF	60,091	4,351,189
iShares MSCI International Momentum Factor ETF	155,283	6,950,467
iShares MSCI International Quality Factor ETF	179,196	7,449,178
iShares MSCI International Value Factor ETF	44,602	1,469,190
iShares MSCI USA Min Vol Factor ETF	28,916	2,677,911
iShares MSCI USA Momentum Factor ETF	68,413	16,507,373
iShares MSCI USA Quality Factor ETF	109,486	20,158,562
iShares MSCI USA Size Factor ETF	67,264	10,503,274
iShares MSCI USA Value Factor ETF	21,919	2,475,751
iShares MSCI World ETF	35,653	6,100,228
Total Unaffiliated Investment Companies (cost $95,745,802)		104,853,586
Total Long-Term Investment Securities (cost $106,869,287)		115,133,783
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class 4.22%(2) (cost $227,866)	227,865	$ 227,865
TOTAL INVESTMENTS (cost $107,097,153)(3)	100.1%	115,361,648
Other assets less liabilities	(0.1)	(104,046)
NET ASSETS	100.0%	$115,257,602
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of July 31, 2025.
(3)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$10,280,197	$—	$—	$10,280,197
Unaffiliated Investment Companies	104,853,586	—	—	104,853,586
Short-Term Investments	227,865	—	—	227,865
Total Investments at Value	$115,361,648	$—	$—	$115,361,648
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.4%
Bermuda — 0.4%
Alibaba Health Information Technology, Ltd.†	62,000	$ 38,543
Beijing Enterprises Water Group, Ltd.	46,000	15,763
China Gas Holdings, Ltd.	26,800	28,166
China Resources Gas Group, Ltd.	10,100	25,501
China Ruyi Holdings, Ltd.†	112,000	44,800
Credicorp., Ltd.	820	194,340
Kunlun Energy Co., Ltd.	46,000	44,359
Orient Overseas International, Ltd.	1,500	27,038
		418,510
Brazil — 4.0%
AMBEV SA	52,200	116,154
B3 SA - Brasil Bolsa Balcao	61,200	137,492
Banco Bradesco SA	16,323	39,062
Banco Bradesco SA (Preference Shares)	62,406	173,079
Banco BTG Pactual SA	15,272	106,722
Banco do Brasil SA	18,895	66,475
BB Seguridade Participacoes SA	7,716	46,438
BRF SA	5,500	19,694
Caixa Seguridade Participacoes S/A	7,000	17,226
Centrais Eletricas Brasileiras SA	14,056	94,911
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	22,643
Cia de Saneamento Basico do Estado de Sao Paulo	5,783	111,858
Cia Energetica de Minas Gerais (Preference Shares)	20,131	37,138
Companhia Paranaense de Energia (Preference Shares)	11,700	24,781
CPFL Energia SA	3,693	25,002
Embraer SA	8,636	124,399
Energisa SA	3,966	32,340
Eneva SA†	13,168	31,629
Engie Brasil Energia SA	2,900	20,680
Equatorial Energia SA	14,048	85,474
Gerdau SA (Preference Shares)	15,714	47,258
Itau Unibanco Holding SA (Preference Shares)	59,235	371,941
Itausa SA (Preference Shares)	66,051	122,086
Klabin SA	9,570	31,789
Localiza Rent a Car SA	11,080	68,523
Motiva Infraestrutura de Mobilidade SA	10,800	23,743
Natura Cosmeticos SA†	11,900	19,190
NU Holdings, Ltd., Class A†	37,554	458,910
Petroleo Brasileiro SA	43,838	280,194
Petroleo Brasileiro SA (Preference Shares)	53,338	310,909
PRIO SA†	9,400	70,825
Raia Drogasil SA	14,428	34,707
Rede D'Or Sao Luiz SA*	10,387	60,287
Rumo SA	15,100	44,603
Suzano SA	7,691	71,628
Telefonica Brasil SA	9,600	53,970
TIM SA	10,700	39,574
TOTVS SA	7,300	56,853
Ultrapar Participacoes SA	9,500	29,130
Vale SA	42,083	401,775
Vibra Energia SA	10,800	40,908
WEG SA	19,901	131,890
XP, Inc., Class A	4,186	67,562
		4,171,452
British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	0
Chile — 0.4%
Banco de Chile	582,395	80,227
Banco de Credito e Inversiones SA	983	39,013
Banco Santander Chile	824,433	47,621
Security Description	Shares or Principal Amount	Value

Chile (continued)
Cencosud SA	11,045	$ 33,273
Empresas CMPC SA	7,833	11,034
Empresas COPEC SA	4,246	28,110
Enel Americas SA	275,251	27,451
Enel Chile SA	335,891	21,515
Falabella SA	9,024	44,999
Latam Airlines Group SA	1,817,382	39,744
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)†	1,671	61,455
		434,442
China — 25.9%
360 Security Technology, Inc., Class A	7,100	11,154
AAC Technologies Holdings, Inc.	9,500	48,347
Advanced Micro-Fabrication Equipment, Inc., Class A	529	14,534
Agricultural Bank of China, Ltd.	358,000	234,866
Agricultural Bank of China, Ltd., Class A	42,900	37,575
Aier Eye Hospital Group Co., Ltd., Class A	9,900	17,686
Air China, Ltd., Class A†	12,400	12,533
Akeso, Inc.*†	7,000	137,860
Alibaba Group Holding, Ltd.	201,028	2,962,922
Aluminum Corp of China, Ltd., Class A	14,500	14,978
Aluminum Corp. of China, Ltd.	46,000	36,507
Anhui Gujing Distillery Co., Ltd., Class A	300	5,747
Anker Innovations Technology Co., Ltd., Class A	700	12,074
ANTA Sports Products, Ltd.	14,400	165,096
Autohome, Inc. ADR	972	26,331
Avary Holding Shenzhen Co, Ltd., Class A	2,500	18,421
Baidu, Inc., Class A†	28,478	306,909
Bank of Beijing Co, Ltd., Class A	15,900	14,258
Bank of Chengdu Co, Ltd., Class A	3,800	9,758
Bank of China, Ltd.	840,000	485,809
Bank of China, Ltd., Class A	42,700	32,947
Bank of Communications Co., Ltd.	101,000	90,964
Bank of Communications Co., Ltd., Class A	27,600	29,354
Bank of Hangzhou Co., Ltd., Class A	5,300	11,826
Bank of Jiangsu Co., Ltd., Class A	13,700	21,523
Bank of Nanjing Co, Ltd., Class A	8,000	12,768
Bank of Ningbo Co., Ltd., Class A	5,300	20,536
Bank of Shanghai Co, Ltd., Class A	11,100	15,787
Baoshan Iron & Steel Co, Ltd., Class A	19,900	20,307
Beijing Enlight Media Co., Ltd., Class A	4,000	11,011
Beijing Kingsoft Office Software, Inc., Class A	376	16,388
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A†	1,200	9,766
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	36,100	27,102
Bilibili, Inc., Class Z†	2,595	59,338
BOE Technology Group Co., Ltd., Class A	40,700	22,860
BYD Co., Ltd.	43,000	632,127
BYD Co., Ltd., Class A	4,500	65,840
Cambricon Technologies Corp., Ltd., Class A†	310	30,578
Chaozhou Three-Circle Group Co, Ltd., Class A	3,100	14,261
China CITIC Bank Corp., Ltd.	105,000	97,777
China Coal Energy Co., Ltd.	24,000	29,534
China Construction Bank Corp.	1,136,000	1,164,943
China Construction Bank Corp., Class A	8,000	10,466
China Energy Engineering Corp., Ltd.	32,000	11,522
China Everbright Bank Co, Ltd., Class A	26,700	15,034
China Everbright Bank Co., Ltd.	48,000	22,563
China Feihe, Ltd.*	41,000	24,391
China Galaxy Securities Co., Ltd.	41,500	56,144
China Galaxy Securities Co., Ltd., Class A	5,900	14,108
China Hongqiao Group, Ltd.	32,500	86,115

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China International Capital Corp, Ltd., Class A	2,200	$ 11,075
China International Capital Corp., Ltd.*	18,400	46,785
China Life Insurance Co., Ltd.	89,000	257,930
China Life Insurance Co., Ltd., Class A	1,800	10,240
China Literature, Ltd.*†	4,200	16,532
China Longyuan Power Group Corp. Ltd.	37,000	33,418
China Mengniu Dairy Co., Ltd.	36,000	75,118
China Merchants Bank Co., Ltd.	46,500	302,102
China Merchants Bank Co., Ltd., Class A	15,200	93,995
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	5,800	9,039
China Merchants Securities Co, Ltd., Class A	8,300	20,632
China Minsheng Banking Corp, Ltd., Class A	16,200	11,013
China Minsheng Banking Corp., Ltd.	89,500	53,928
China National Building Material Co., Ltd.	54,000	32,194
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	3,600	18,768
China Pacific Insurance Group Co., Ltd.	29,800	120,149
China Pacific Insurance Group Co., Ltd., Class A	5,700	29,685
China Petroleum & Chemical Corp.	276,000	161,732
China Petroleum & Chemical Corp., Class A	26,300	21,975
China Railway Group, Ltd.	59,000	29,688
China Railway Group, Ltd., Class A	17,100	13,527
China Resources Microelectronics, Ltd., Class A	1,604	10,398
China Resources Mixc Lifestyle Services, Ltd.*	8,400	39,057
China Shenhua Energy Co., Ltd.	4,400	23,343
China Shenhua Energy Co., Ltd., Class A	40,500	175,672
China Southern Airlines Co., Ltd., Class A†	12,200	9,617
China State Construction Engineering Corp., Ltd., Class A	32,900	25,889
China Three Gorges Renewables Group Co., Ltd., Class A	28,700	17,277
China Tourism Group Duty Free Corp., Ltd., Class A	1,800	16,256
China Tower Corp., Ltd.*	50,800	71,185
China Vanke Co., Ltd.†	24,300	15,447
China Yangtze Power Co., Ltd., Class A	18,000	69,669
China Zheshang Bank Co., Ltd., Class A	21,800	10,274
Chongqing Rural Commercial Bank Co, Ltd.	32,000	25,396
Citic Pacific Special Steel Group Co., Ltd., Class A	9,800	17,617
CITIC Securities Co, Ltd., Class A	12,500	50,432
CITIC Securities Co., Ltd.	17,500	61,529
CMOC Group, Ltd.	42,000	47,832
CMOC Group, Ltd., Class A	14,600	18,146
Contemporary Amperex Technology Co, Ltd.†	1,100	56,920
Contemporary Amperex Technology Co., Ltd., Class A	3,100	114,046
COSCO SHIPPING Holdings Co, Ltd., Class A	11,900	25,875
COSCO Shipping Holdings Co., Ltd.	32,050	58,629
CRRC Corp, Ltd.	55,000	38,115
CRRC Corp, Ltd., Class A	14,700	15,103
CSC Financial Co., Ltd., Class A	5,900	20,974
CSPC Innovation Pharmaceutical Co., Ltd., Class A	1,200	8,999
Daqin Railway Co, Ltd., Class A	15,500	14,093
East Money Information Co., Ltd., Class A	11,500	37,140
Eastroc Beverage Group Co, Ltd., Class A	400	15,643
ENN Energy Holdings, Ltd.	9,100	74,249
Eoptolink Technology, Inc., Ltd., Class A	800	21,044
Eve Energy Co., Ltd., Class A	2,300	14,159
Everbright Securities Co., Ltd., Class A	5,900	14,920
Focus Media Information Technology Co, Ltd., Class A	13,500	14,076
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,100	21,860
Founder Securities Co, Ltd., Class A	16,900	19,078
Foxconn Industrial Internet Co., Ltd., Class A	10,400	50,042
Fuyao Glass Industry Group Co., Ltd.*	6,800	49,159
Fuyao Glass Industry Group Co., Ltd., Class A	1,600	12,159
Security Description	Shares or Principal Amount	Value

China (continued)
Ganfeng Lithium Group Co, Ltd., Class A	2,500	$ 12,512
GD Power Development Co., Ltd., Class A	17,100	10,888
Genscript Biotech Corp.†	14,000	30,639
GF Securities Co, Ltd., Class A	7,800	20,810
Giant Biogene Holding Co., Ltd.*	4,200	29,962
Gigadevice Semiconductor, Inc., Class A	600	10,104
GoerTek, Inc., Class A	4,100	13,122
Great Wall Motor Co., Ltd.	26,500	43,345
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,400	15,222
Guangdong Haid Group Co., Ltd., Class A	1,600	12,550
Guosen Securities Co, Ltd., Class A	9,000	16,591
Guotai Haitong Securities Co., Ltd.*	21,576	46,505
Guotai Haitong Securities Co., Ltd.	10,100	28,504
H World Group, Ltd. ADR	2,313	72,212
Haidilao International Holding, Ltd.*	19,000	33,692
Haier Smart Home Co., Ltd.	27,800	87,473
Haier Smart Home Co., Ltd., Class A	7,000	24,174
Haitian International Holdings, Ltd.	9,000	24,478
Hansoh Pharmaceutical Group Co., Ltd.*	14,000	63,045
Henan Shuanghui Investment & Development Co, Ltd., Class A	3,500	12,009
Hengan International Group Co., Ltd.	11,000	32,930
Hengli Petrochemical Co, Ltd., Class A	8,500	18,258
Hisense Home Appliances Group Co., Ltd.	4,000	11,516
Hithink RoyalFlush Information Network Co, Ltd., Class A	400	15,771
Huadian Power International Corp, Ltd., Class A	12,400	9,137
Huadong Medicine Co, Ltd., Class A	1,900	11,702
Huagong Tech Co, Ltd., Class A	1,700	11,950
Huaneng Lancang River Hydropower, Inc., Class A	7,400	9,557
Huaneng Power International, Inc.	56,000	38,023
Huaqin Technology Co., Ltd., Class A	1,000	11,463
Huatai Securities Co., Ltd.*	16,000	36,810
Huatai Securities Co., Ltd., Class A	4,500	12,544
Huaxia Bank Co, Ltd., Class A	11,000	12,158
IEIT Systems Co, Ltd., Class A	1,500	11,630
Iflytek Co, Ltd., Class A	2,300	15,598
Imeik Technology Development Co, Ltd., Class A	400	10,282
Industrial & Commercial Bank of China, Ltd.	756,000	579,760
Industrial & Commercial Bank of China, Ltd., Class A	55,900	58,753
Industrial Bank Co., Ltd., Class A	14,000	44,066
Inner Mongolia BaoTou Steel Union Co, Ltd., Class A	53,900	20,158
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	5,600	21,340
Innovent Biologics, Inc.*†	14,000	174,777
J&T Global Express, Ltd.†	23,600	31,026
JCET Group Co., Ltd., Class A	2,400	11,702
JD Health International, Inc.*†	12,800	82,018
JD Logistics, Inc.*†	22,000	38,283
JD.com, Inc., Class A	28,977	453,665
Jiangsu Expressway Co., Ltd.	20,000	24,535
Jiangsu Hengli Hydraulic Co, Ltd., Class A	1,200	12,279
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	5,000	43,724
Jiangsu King's Luck Brewery JSC, Ltd., Class A	1,700	9,286
Jiangsu Yanghe Distillery Co. Ltd., Class A	2,100	19,695
Jiangsu Zhongtian Technology Co, Ltd., Class A	5,600	10,783
Jiangxi Copper Co., Ltd.	17,000	34,173
Jinko Solar Co, Ltd., Class A†	15,107	10,984
Kanzhun, Ltd. ADR†	3,040	57,638
KE Holdings, Inc., Class A	24,719	150,361
Kingdee International Software Group Co., Ltd.†	35,000	81,592
Kingsoft Corp., Ltd.	10,800	49,185
Kuaishou Technology*†	31,800	311,924
Kweichow Moutai Co., Ltd., Class A	900	177,884
Lens Technology Co., Ltd., Class A	5,000	15,856

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Li Auto, Inc., Class A†	15,200	$ 200,989
Li Ning Co., Ltd.	29,000	61,546
Lingyi iTech Guangdong Co., Class A	8,600	10,773
Longfor Group Holdings, Ltd.*	26,000	32,425
LONGi Green Energy Technology Co., Ltd., Class A†	8,200	17,967
Luxshare Precision Industry Co, Ltd., Class A	6,100	31,064
Luzhou Laojiao Co, Ltd., Class A	1,500	25,629
Meituan, Class B*†	58,590	907,585
Midea Group Co, Ltd.	4,400	42,683
Midea Group Co., Ltd., Class A	3,700	36,105
MINISO Group Holding, Ltd.	4,200	19,983
Montage Technology Co, Ltd., Class A	1,191	14,078
Muyuan Foods Co, Ltd., Class A	4,500	29,004
NARI Technology Co, Ltd., Class A	6,400	19,468
NAURA Technology Group Co, Ltd., Class A	540	25,165
NetEase, Inc.	20,750	540,293
New China Life Insurance Co., Ltd.	10,200	65,358
New China Life Insurance Co., Ltd., Class A	1,900	17,637
New Oriental Education & Technology Group, Inc.	14,560	64,917
Ningbo Tuopu Group Co, Ltd., Class A	1,600	10,241
Ningxia Baofeng Energy Group Co, Ltd., Class A	7,100	15,339
NIO, Inc., Class A†	19,010	84,274
Nongfu Spring Co., Ltd.*	23,000	133,166
OmniVision Intergrated Circuits Group, Inc.	1,000	16,861
Orient Securities Co., Ltd, Class A	13,600	21,271
People's Insurance Co. Group of China, Ltd.	101,000	77,712
People's Insurance Co. Group of China, Ltd., Class A	11,000	12,510
PetroChina Co., Ltd.	238,000	232,543
PetroChina Co., Ltd., Class A	15,200	18,744
PICC Property & Casualty Co., Ltd.	84,000	174,634
Ping An Bank Co., Ltd., Class A	15,400	26,184
Ping An Insurance Group Co. of China, Ltd.	75,000	515,446
Ping An Insurance Group Co. of China, Ltd., Class A	12,000	97,913
Pop Mart International Group, Ltd.*	6,200	194,293
Postal Savings Bank of China Co., Ltd.*	108,000	76,357
Postal Savings Bank of China Co., Ltd., Class A	29,200	23,302
Power Construction Corp. of China, Ltd., Class A	20,000	18,991
Qifu Technology, Inc. ADR	1,370	47,032
Qinghai Salt Lake Industry Co., Ltd., Class A†	7,800	19,552
Range Intelligent Computing Technology Group Co., Ltd., Class A	1,600	11,075
Rockchip Electronics Co., Ltd., Class A	500	11,261
Rongsheng Petrochemical Co., Ltd., Class A	14,500	18,425
SAIC Motor Corp., Ltd., Class A	6,300	15,047
Sanan Optoelectronics Co., Ltd., Class A	10,000	17,378
Sany Heavy Industry Co., Ltd., Class A	8,100	22,455
Satellite Chemical Co., Ltd., Class A	4,900	13,298
Seres Group Co., Ltd., Class A	1,200	21,173
SF Holding Co., Ltd., Class A	4,200	26,860
Shaanxi Coal Industry Co, Ltd., Class A	8,300	23,251
Shandong Gold Mining Co., Ltd.*	8,750	27,142
Shandong Gold Mining Co., Ltd.. Class A	2,800	11,433
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	1,100	8,567
Shandong Hualu Hengsheng Chemical Co, Ltd., Class A	4,300	14,336
Shandong Nanshan Aluminum Co., Ltd., Class A	19,400	10,600
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	31,689
Shanghai Baosight Software Co., Ltd., Class A	3,400	11,694
Shanghai Electric Group Co., Ltd., Class A†	10,300	11,141
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	3,900	10,323
Shanghai Pudong Development Bank Co., Ltd., Class A	21,500	38,290
Shanghai Rural Commercial Bank Co., Ltd., Class A	7,600	9,604
Security Description	Shares or Principal Amount	Value

China (continued)
Shanghai United Imaging Healthcare Co., Ltd., Class A	772	$ 14,307
Shanxi Xinghuacun Fen Wine Factory Co, Ltd., Class A	1,100	27,374
Shengyi Technology Co., Ltd., Class A	2,600	15,514
Shenwan Hongyuan Group Co, Ltd., Class A	32,700	24,095
Shenzhen Inovance Technology Co., Ltd., Class A	1,500	13,219
Shenzhen Mindray Bio-Medical Electronics Co, Ltd., Class A	1,000	32,143
Shenzhen Transsion Holdings Co., Ltd., Class A	1,077	11,414
Shenzhou International Group Holdings, Ltd.	9,700	70,248
Shinjin International Gold Co., Ltd., Class A	3,600	8,964
Sichuan Biokin Pharmaceutical Co., Ltd., Class A†	254	10,855
Sichuan Kelun Pharmaceutical Co, Ltd., Class A	2,000	10,505
Silergy Corp.	4,000	43,555
Sinopharm Group Co., Ltd.	16,800	40,363
Smoore International Holdings, Ltd.*	24,000	64,815
Sungrow Power Supply Co., Ltd., Class A	1,900	19,019
Sunny Optical Technology Group Co., Ltd.	8,100	75,480
Suzhou Dongshan Precision Manufacturing Co, Ltd., Class A	2,300	18,703
Suzhou TFC Optical Communication Co., Ltd., Class A	1,100	16,154
TAL Education Group ADR†	4,691	51,320
TBEA Co., Ltd., Class A	6,200	11,645
TCL Technology Group Corp., Class A	24,600	15,048
Tencent Holdings, Ltd.	75,300	5,275,796
Tencent Music Entertainment Group ADR	8,441	177,177
Tianqi Lithium Corp., Class A†	2,400	12,756
Tingyi Cayman Islands Holding Corp.	20,000	29,503
Tongcheng Travel Holdings, Ltd.	14,800	37,141
Tongwei Co., Ltd., Class A†	4,900	13,917
TravelSky Technology, Ltd.	12,000	19,200
Tsingtao Brewery Co., Ltd.	8,000	50,853
Unigroup Guoxin Microelectronics Co., Ltd., Class A	1,100	10,635
Unisplendour Corp., Ltd., Class A	3,500	12,033
Victory Giant Technology Huizhou Co., Ltd., Class A	700	18,693
Vipshop Holdings, Ltd. ADR	3,912	59,032
Wanhua Chemical Group Co., Ltd., Class A	3,200	27,721
Weichai Power Co., Ltd.	25,000	52,994
Weichai Power Co., Ltd., Class A	4,800	10,097
Wens Foodstuffs Group Co, Ltd., Class A	6,800	16,364
Wuliangye Yibin Co., Ltd., Class A	2,800	47,160
WUS Printed Circuit Kunshan Co., Ltd., Class A	2,100	16,428
WuXi AppTec Co., Ltd.*	3,496	47,074
WuXi AppTec Co., Ltd., Class A	2,300	30,783
Wuxi Biologics Cayman, Inc.*†	39,500	162,025
XCMG Construction Machinery Co., Ltd., Class A	13,000	15,145
Xiaomi Corp., Class B*†	200,400	1,356,848
Xinyi Solar Holdings, Ltd.	66,000	25,643
XPeng, Inc., Class A†	15,100	137,727
Yadea Group Holdings, Ltd.*	14,000	22,043
Yankuang Energy Group Co., Inc., Class A	37,000	42,232
Yanzhou Coal Mining Co, Ltd.	8,100	14,211
Yihai Kerry Arawana Holdings Co., Ltd., Class A	1,100	4,621
Yunnan Aluminium Co., Ltd., Class A	4,900	10,600
Yunnan Baiyao Group Co., Ltd., Class A	1,900	14,813
Yutong Bus Co., Ltd., Class A	3,000	10,394
Zangge Mining Co., Ltd., Class A	2,500	15,971
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	700	19,365
Zhaojin Mining Industry Co., Ltd.	19,500	48,638
Zhejiang Dahua Technology Co., Ltd., Class A	7,400	16,728
Zhejiang Expressway Co., Ltd.	22,000	20,935
Zhejiang Huayou Cobalt Co., Ltd., Class A	2,600	15,970
Zhejiang Juhua Co., Ltd., Class A	3,000	11,165

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Leapmotor Technology Co., Ltd.*†	6,600	$ 50,992
Zhejiang NHU Co., Ltd., Class A	3,400	10,588
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,800	10,296
Zhejiang Zheneng Electric Power Co., Ltd., Class A	13,600	9,813
Zhongji Innolight Co., Ltd., Class A	900	27,228
Zhongjin Gold Corp., Ltd., Class A	5,100	10,153
Zhongsheng Group Holdings, Ltd.	8,000	13,493
Zhuzhou CRRC Times Electric Co., Ltd.	5,300	21,538
Zijin Mining Group Co., Ltd.	64,000	170,803
Zijin Mining Group Co., Ltd., Class A	16,200	43,130
ZTE Corp.	9,600	30,451
ZTE Corp., Class A	2,600	12,395
ZTO Express Cayman, Inc.	4,800	92,882
		26,797,711
Colombia — 0.1%
Grupo Cibest SA	2,659	34,621
Grupo Cibest SA (Preference Shares)	5,647	61,789
Interconexion Electrica SA ESP	6,010	30,153
		126,563
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.2%
CEZ AS	1,823	105,796
Komercni Banka AS	1,064	50,831
Moneta Money Bank AS*	2,611	18,207
		174,834
Egypt — 0.1%
Commercial International Bank Egypt SAE	26,849	52,017
Eastern Co. SAE	15,881	11,101
		63,118
Greece — 0.7%
Alpha Bank SA	25,956	97,749
Eurobank Ergasias Services & Holdings SA	28,376	104,855
Hellenic Telecommunications Organization SA	1,887	34,240
JUMBO SA	1,364	46,137
Metlen Energy & Metals SA	1,050	57,972
National Bank of Greece SA	9,891	138,725
OPAP SA	1,956	43,885
Piraeus Financial Holdings SA	12,832	99,139
Public Power Corp. S.A.	2,501	40,671
		663,373
Hong Kong — 1.5%
Beijing Enterprises Holdings, Ltd.	5,500	23,016
Bosideng International Holdings, Ltd.	60,000	34,242
BYD Electronic International Co., Ltd.	9,000	37,720
C&D International Investment Group, Ltd.	9,000	18,138
China Merchants Port Holdings Co., Ltd.	17,320	34,110
China Overseas Land & Investment, Ltd.	42,500	73,631
China Power International Development, Ltd.	51,000	20,010
China Resources Beer Holdings Co., Ltd.	18,500	61,627
China Resources Land, Ltd.	37,000	135,981
China Resources Pharmaceutical Group, Ltd.*	23,000	16,085
China Resources Power Holdings Co., Ltd.	22,000	54,538
China State Construction International Holdings, Ltd.	24,000	36,810
China Taiping Insurance Holdings Co., Ltd.	17,200	38,344
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Chow Tai Fook Jewellery Group, Ltd.	28,200	$ 47,275
CITIC, Ltd.	49,000	73,531
CSPC Pharmaceutical Group, Ltd.	94,320	119,192
Far East Horizon, Ltd.	31,000	31,592
Fosun International, Ltd.	37,000	25,546
GCL Technology Holdings, Ltd.†	243,000	36,218
Geely Automobile Holdings, Ltd.	72,000	162,161
Guangdong Investment, Ltd.	38,000	33,837
Hua Hong Semiconductor, Ltd.*†	9,000	46,548
Lenovo Group, Ltd.	92,000	118,604
MMG, Ltd.†	52,000	25,437
Sino Biopharmaceutical, Ltd.	121,750	116,632
Sinotruk Hong Kong, Ltd.	10,000	30,510
Want Want China Holdings, Ltd.	56,000	40,448
		1,491,783
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	4,617	40,178
OTP Bank Nyrt	2,609	212,152
Richter Gedeon Nyrt	1,902	57,090
		309,420
India — 17.0%
ABB India, Ltd.	636	40,034
Adani Enterprises, Ltd.	2,101	58,282
Adani Ports & Special Economic Zone, Ltd.	6,474	101,546
Adani Power, Ltd.†	6,647	44,568
Alkem Laboratories, Ltd.	428	24,564
Ambuja Cements, Ltd.	7,361	49,578
APL Apollo Tubes, Ltd.	2,071	37,827
Apollo Hospitals Enterprise, Ltd.	1,234	105,751
Ashok Leyland, Ltd.	36,354	50,319
Asian Paints, Ltd.	4,101	111,936
Astral, Ltd.	1,671	26,668
AU Small Finance Bank, Ltd.*	4,224	35,777
Aurobindo Pharma, Ltd.†	3,322	43,149
Avenue Supermarts, Ltd.*†	1,977	95,963
Axis Bank, Ltd.	26,563	323,976
Bajaj Auto, Ltd.	840	76,742
Bajaj Finance, Ltd.	32,690	328,397
Bajaj Finserv, Ltd.	4,554	101,479
Bajaj Holdings & Investment, Ltd.	357	57,292
Balkrishna Industries, Ltd.	1,036	31,661
Bank of Baroda	9,898	26,863
Bharat Electronics, Ltd.	43,084	188,372
Bharat Forge, Ltd.	3,201	42,458
Bharat Heavy Electricals, Ltd.	13,270	36,145
Bharat Petroleum Corp., Ltd.	19,420	72,527
Bharti Airtel, Ltd.	29,263	638,717
Bosch, Ltd.	94	43,256
Britannia Industries, Ltd.	1,339	88,121
Canara Bank	22,136	27,051
CG Power & Industrial Solutions, Ltd.	7,559	57,246
Cholamandalam Investment & Finance Co., Ltd.	4,836	79,254
Cipla, Ltd.	6,455	114,364
Coal India, Ltd.	19,791	84,938
Colgate-Palmolive India, Ltd.	1,745	44,648
Container Corp. Of India, Ltd.	3,452	22,746
Coromandel International, Ltd.	1,481	45,141
Cummins India, Ltd.	1,610	65,460
Dabur India, Ltd.	6,181	37,341
Divi's Laboratories, Ltd.	1,452	109,283
Dixon Technologies India, Ltd.	433	83,151

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
DLF, Ltd.	9,265	$ 83,016
Dr. Reddy's Laboratories, Ltd.	7,100	102,700
Eicher Motors, Ltd.	1,544	96,299
Eternal, Ltd.†	56,783	200,202
FSN E-Commerce Ventures, Ltd.†	15,985	38,197
GAIL India, Ltd.	29,109	59,003
GMR Airports Infrastructure, Ltd.†	29,172	29,972
Godrej Consumer Products, Ltd.	5,234	75,225
Godrej Properties, Ltd.†	1,551	37,219
Grasim Industries, Ltd.	3,230	101,769
Havells India, Ltd.	2,980	50,991
HCL Technologies, Ltd.	11,182	187,033
HDFC Asset Management Co., Ltd.*	1,218	78,309
HDFC Bank, Ltd.	66,101	1,522,759
HDFC Life Insurance Co., Ltd.*	11,037	95,378
Hero MotoCorp, Ltd.	1,489	72,274
Hindalco Industries, Ltd.	15,252	119,040
Hindustan Aeronautics, Ltd.	2,340	121,081
Hindustan Petroleum Corp., Ltd.	10,966	52,239
Hindustan Unilever, Ltd.	9,536	274,763
Hyundai Motor India, Ltd.	1,930	47,347
ICICI Bank, Ltd.	61,376	1,040,534
ICICI Lombard General Insurance Co., Ltd.*	2,658	58,471
ICICI Prudential Life Insurance Co., Ltd.*	4,024	28,306
IDFC First Bank, Ltd.	42,501	33,366
Indian Hotels Co., Ltd.	9,630	81,499
Indian Oil Corp., Ltd.	36,076	59,847
Indian Railway Catering & Tourism Corp., Ltd.	3,145	26,094
Indus Towers, Ltd.†	15,526	64,054
IndusInd Bank, Ltd.†	6,782	61,782
Info Edge India, Ltd.	4,290	68,176
Infosys, Ltd.	38,479	662,806
InterGlobe Aviation, Ltd.*†	2,121	142,746
ITC, Ltd.	35,920	168,818
Jindal Stainless, Ltd.	4,102	32,404
Jindal Steel & Power, Ltd.	4,498	49,551
Jio Financial Services, Ltd.†	32,298	121,304
JSW Energy, Ltd.	4,414	26,089
JSW Steel, Ltd.	7,619	92,012
Jubilant Foodworks, Ltd.	4,328	32,139
Kalyan Jewellers India, Ltd.	4,526	30,623
Kotak Mahindra Bank, Ltd.	12,795	289,206
Larsen & Toubro, Ltd.	7,845	324,954
Lodha Developers, Inc.*	3,714	52,446
LTIMindtree, Ltd.*	826	48,146
Lupin, Ltd.	2,845	62,519
Mahindra & Mahindra, Ltd.	10,887	397,394
Mankind Pharma, Ltd.†	1,217	35,562
Marico, Ltd.	6,506	52,725
Maruti Suzuki India, Ltd.	1,468	209,830
Max Healthcare Institute, Ltd.	9,472	135,162
Mphasis, Ltd.	1,125	35,882
MRF, Ltd.	28	47,303
Muthoot Finance, Ltd.	1,484	44,356
Nestle India, Ltd.	3,878	99,430
NHPC, Ltd.	37,770	35,839
NMDC, Ltd.	39,384	31,786
NTPC, Ltd.	51,226	195,141
Oberoi Realty, Ltd.	1,480	27,487
Oil & Natural Gas Corp., Ltd.	38,783	106,371
Oil India, Ltd.	5,762	28,824
Oracle Financial Services Software, Ltd.	235	22,678
Security Description	Shares or Principal Amount	Value

India (continued)
Page Industries, Ltd.	62	$ 34,539
PB Fintech, Ltd.†	4,203	86,748
Persistent Systems, Ltd.	1,276	75,075
Petronet LNG, Ltd.†	9,779	32,134
Phoenix Mills, Ltd.	2,456	41,635
PI Industries, Ltd.	1,010	48,886
Pidilite Industries, Ltd.	1,771	57,922
Polycab India, Ltd.	662	51,555
Power Finance Corp., Ltd.	18,407	86,226
Power Grid Corp. of India, Ltd.	51,511	171,265
Prestige Estates Projects, Ltd.	1,954	36,248
Punjab National Bank	27,406	32,875
Rail Vikas Nigam, Ltd.	5,744	22,819
REC, Ltd.	16,339	73,694
Reliance Industries, Ltd.	71,091	1,128,058
Samvardhana Motherson International, Ltd.	50,457	55,970
SBI Cards & Payment Services, Ltd.	2,884	26,569
SBI Life Insurance Co., Ltd.*	5,466	114,813
Shree Cement, Ltd.	111	38,851
Shriram Finance, Ltd.	15,886	114,577
Siemens Energy India, Ltd.	1,109	40,778
Siemens, Ltd.	1,109	38,423
Solar Industries India, Ltd.	343	55,147
Sona BLW Precision Forgings, Ltd.*	5,192	26,838
SRF, Ltd.	1,429	49,526
State Bank of India	20,662	187,753
Sun Pharmaceutical Industries, Ltd.	11,159	216,559
Sundaram Finance, Ltd.	816	43,269
Supreme Industries, Ltd.	787	38,732
Suzlon Energy, Ltd.†	111,472	78,222
Tata Communications, Ltd.	1,382	27,003
Tata Consultancy Services, Ltd.	10,306	356,856
Tata Consumer Products, Ltd.	7,062	86,487
Tata Elxsi, Ltd.	477	33,129
Tata Motors, Ltd.	23,611	179,632
Tata Power Co., Ltd.	17,809	80,792
Tata Steel, Ltd.	86,039	154,499
Tech Mahindra, Ltd.	6,096	101,880
Thermax, Ltd.	539	24,243
Titan Co., Ltd.	4,278	163,113
Torrent Pharmaceuticals, Ltd.	1,271	54,483
Torrent Power, Ltd.	2,129	31,814
Trent, Ltd.	2,153	123,480
Tube Investments of India, Ltd.	1,374	44,499
TVS Motor Co., Ltd.	2,923	93,731
UltraTech Cement, Ltd.	1,402	196,059
Union Bank of India, Ltd.	18,706	27,995
United Spirits, Ltd.	3,521	53,740
UPL, Ltd.	5,182	41,563
Varun Beverages, Ltd.	15,912	94,638
Vedanta, Ltd.	15,931	77,228
Vodafone Idea, Ltd.†	333,096	26,275
Voltas, Ltd.	2,376	35,809
Wipro, Ltd.	29,145	82,595
Yes Bank, Ltd.†	165,174	35,656
Zydus Lifesciences, Ltd.	2,835	31,198
		17,625,172
Indonesia — 1.1%
Alamtri Resources Indonesia Tbk PT	183,600	20,642
Amman Mineral Internasional PT†	73,900	37,725
Astra International Tbk PT	242,900	75,283
Bank Central Asia Tbk PT	653,700	328,737

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Mandiri Persero Tbk PT	424,700	$ 116,402
Bank Negara Indonesia Persero Tbk PT	181,200	44,158
Bank Rakyat Indonesia Persero Tbk PT	776,700	175,117
Barito Pacific Tbk PT†	275,700	44,065
Chandra Asri Pacific Tbk PT	88,300	49,771
Charoen Pokphand Indonesia Tbk PT	78,100	23,399
GoTo Gojek Tokopedia Tbk PT†	10,682,100	42,196
Indofood CBP Sukses Makmur Tbk PT	29,500	17,569
Indofood Sukses Makmur Tbk PT	47,000	24,350
Kalbe Farma Tbk PT	224,100	19,475
Sumber Alfaria Trijaya Tbk PT	211,400	29,805
Telkom Indonesia Persero Tbk PT	575,100	100,656
United Tractors Tbk PT	19,500	28,619
		1,177,969
Ireland — 0.9%
PDD Holdings, Inc. ADR†	8,169	926,773
Kuwait — 0.8%
Boubyan Bank KSCP	18,161	41,821
Gulf Bank KSCP	25,177	27,878
Kuwait Finance House KSCP	127,551	336,220
Mabanee Co. KPSC	9,361	27,091
Mobile Telecommunications Co. KSCP	28,744	49,949
National Bank of Kuwait SAKP	95,681	327,844
		810,803
Luxembourg — 0.1%
Allegro.eu SA*†	7,068	69,811
Reinet Investments SCA	1,587	45,869
Zabka Group SA†	3,359	18,599
		134,279
Malaysia — 1.3%
AMMB Holdings Bhd	30,300	35,877
Axiata Group Bhd	30,600	19,372
CELCOMDIGI Bhd	43,600	39,255
CIMB Group Holdings Bhd	94,300	144,822
Gamuda Bhd	57,200	69,471
Genting Bhd	28,900	21,209
Hong Leong Bank Bhd	6,900	30,739
IHH Healthcare Bhd	22,700	35,394
IOI Corp. Bhd	27,900	24,662
Kuala Lumpur Kepong Bhd	4,800	22,036
Malayan Banking Bhd	60,200	132,539
Maxis Bhd	24,800	20,003
MISC Bhd	15,100	26,412
MR DIY Group M Bhd*	41,600	16,094
Nestle Malaysia Bhd	800	16,521
Petronas Chemicals Group Bhd	36,100	32,841
Petronas Dagangan Bhd	3,700	18,721
Petronas Gas Bhd	9,500	40,049
PPB Group Bhd	8,200	18,130
Press Metal Aluminium Holdings Bhd	42,700	53,463
Public Bank Bhd	161,400	159,319
QL Resources Bhd	16,800	16,741
RHB Bank Bhd	27,600	39,669
SD Guthrie Bhd	23,000	25,723
Sime Darby Bhd	26,300	10,051
Sunway Bhd	38,000	42,143
Telekom Malaysia Bhd	10,200	16,143
Tenaga Nasional Bhd	33,600	102,573
Security Description	Shares or Principal Amount	Value

Malaysia (continued)
YTL Corp. Bhd	49,920	$ 29,144
YTL Power International Bhd	36,960	35,530
		1,294,646
Mexico — 1.9%
Alfa SAB de CV, Class A	46,282	33,758
America Movil SAB de CV	215,645	195,012
Arca Continental SAB de CV	5,700	59,426
Cemex SAB de CV CPO	170,100	148,415
Coca-Cola Femsa SAB de CV	6,485	53,901
Fibra Uno Administracion SA de CV	30,134	42,825
Fomento Economico Mexicano SAB de CV	20,496	185,295
Gruma SAB de CV, Class B	1,970	33,935
Grupo Aeroportuario del Centro Norte SAB de CV	3,700	49,229
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,300	98,979
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,000	60,643
Grupo Bimbo SAB de CV, Class A	15,400	44,710
Grupo Carso SAB de CV, Class A1	6,400	45,494
Grupo Comercial Chedraui SA de CV	3,100	25,084
Grupo Financiero Banorte SAB de CV, Class O	30,025	267,400
Grupo Financiero Inbursa SAB de CV, Class O	20,800	53,563
Grupo Mexico SAB de CV, Class B	34,700	216,477
Industrias Penoles SAB de CV†	2,430	63,819
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	32,390
Prologis Property Mexico SA de CV	13,379	50,708
Promotora y Operadora de Infraestructura SAB de CV	2,130	25,177
Qualitas Controladora SAB de CV	2,300	20,842
Wal-Mart de Mexico SAB de CV	61,822	182,205
		1,989,287
Netherlands — 0.1%
JBS NV, Class A†	4,300	59,340
NEPI Rockcastle NV	6,666	50,949
X5 Retail Group NV GDR†(1)(2)	1,555	0
		110,289
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	1,940	32,999
Philippines — 0.4%
Ayala Corp.	2,585	26,146
Ayala Land, Inc.	89,800	38,486
Bank of the Philippine Islands	22,575	45,744
BDO Unibank, Inc.	29,844	73,008
International Container Terminal Services, Inc.	12,540	96,309
Jollibee Foods Corp.	4,780	17,782
Manila Electric Co.	2,630	24,211
Metropolitan Bank & Trust Co.	18,723	23,816
PLDT, Inc.	840	18,965
SM Investments Corp.	2,310	32,314
SM Prime Holdings, Inc.	123,900	49,278
		446,059
Poland — 1.0%
Bank Millennium SA†	8,061	31,469
Bank Polska Kasa Opieki SA	2,138	116,783
Budimex SA	159	23,870
CCC SA†	649	33,571
CD Projekt SA	746	50,005
Dino Polska SA*†	5,510	72,941
KGHM Polska Miedz SA†	1,444	49,244
LPP SA	14	62,350
mBank SA†	186	44,103
Orlen SA	7,048	157,339

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
PGE Polska Grupa Energetyczna SA†	10,661	$ 34,450
Powszechna Kasa Oszczednosci Bank Polski SA	10,283	226,045
Powszechny Zaklad Ubezpieczen SA	6,439	108,280
Santander Bank Polska SA	434	63,625
		1,074,075
Qatar — 0.8%
Al Rayan Bank	71,297	46,604
Barwa Real Estate Co.	27,661	21,340
Commercial Bank PSQC	38,520	51,797
Dukhan Bank	22,297	22,383
Industries Qatar QSC	17,920	65,410
Mesaieed Petrochemical Holding Co.	66,506	24,750
Ooredoo Q.P.S.C.	13,299	49,164
Qatar Electricity & Water Co. QSC	5,730	25,337
Qatar Fuel QSC	7,006	29,248
Qatar Gas Transport Co., Ltd.	31,459	41,559
Qatar International Islamic Bank QSC	11,499	35,151
Qatar Islamic Bank Q.P.S.C.	19,782	133,275
Qatar National Bank Q.P.S.C.	51,650	265,981
		811,999
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	158,896	0
Lukoil PJSC ADR†(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Phosagro PJSC GDR†(1)(2)	13	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
		0
Saudi Arabia — 3.4%
ACWA Power Co.†	1,706	100,056
Ades Holding Co.	4,327	14,534
Al Rajhi Bank	22,317	563,711
Al Rajhi Co. for Co-operative Insurance†	439	13,903
Alinma Bank	13,782	94,866
Almarai Co. JSC	5,948	75,953
Arab National Bank	10,269	59,515
Arabian Internet & Communications Services Co.	329	20,936
Bank AlBilad	8,457	58,708
Bank Al-Jazira†	8,378	28,075
Banque Saudi Fransi	15,049	68,844
Bupa Arabia for Cooperative Insurance Co.	961	43,194
Co. for Cooperative Insurance	817	29,251
Dallah Healthcare Co.	428	15,518
Dar Al Arkan Real Estate Development Co.†	6,270	31,926
Dr. Sulaiman Al Habib Medical Services Group Co.	968	67,663
Elm Co.	267	64,773
Etihad Etisalat Co.	4,183	68,246
Jabal Omar Development Co.†	7,368	39,363
Jarir Marketing Co.	6,400	21,924
Makkah Construction & Development Co.	1,378	30,491
Mouwasat Medical Services Co.	1,194	24,191
Nahdi Medical Co.	330	10,891
Riyad Bank	18,199	136,816
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
SABIC Agri-Nutrients Co.	2,683	$ 85,259
Sahara International Petrochemical Co.	4,799	22,900
SAL Saudi Logistics Services	320	14,716
Saudi Arabian Mining Co.†	15,782	218,779
Saudi Arabian Oil Co.*	68,293	442,409
Saudi Aramco Base Oil Co.	594	16,532
Saudi Awwal Bank	11,318	97,759
Saudi Basic Industries Corp.	10,807	157,448
Saudi Electricity Co.	9,880	38,903
Saudi Industrial Investment Group	4,454	21,349
Saudi Investment Bank	8,255	31,668
Saudi Kayan Petrochemical Co.†	10,442	12,722
Saudi National Bank	34,892	348,818
Saudi Research & Media Group†	398	19,533
Saudi Tadawul Group Holding Co.	535	23,348
Saudi Telecom Co.	24,443	273,942
Yanbu National Petrochemical Co.	3,548	28,849
		3,538,282
Singapore — 0.5%
BOC Aviation, Ltd.*	2,500	22,787
Trip.com Group, Ltd.	7,400	463,796
		486,583
South Africa — 2.8%
Absa Group, Ltd.	9,566	94,761
Aspen Pharmacare Holdings, Ltd.	4,858	31,282
Bid Corp., Ltd.	3,740	94,033
Bidvest Group, Ltd.	3,804	49,686
Capitec Bank Holdings, Ltd.	1,036	200,877
Clicks Group, Ltd.	2,636	55,265
Discovery, Ltd.	6,811	80,739
FirstRand, Ltd.	59,792	254,250
Gold Fields, Ltd.	10,558	255,484
Harmony Gold Mining Co., Ltd.	6,594	87,528
Impala Platinum Holdings, Ltd.†	10,887	102,743
Kumba Iron Ore, Ltd.	820	13,559
MTN Group, Ltd.	20,533	172,853
Naspers, Ltd.	1,910	591,930
Nedbank Group, Ltd.	5,195	70,888
Old Mutual, Ltd.	55,365	38,812
OUTsurance Group, Ltd.	9,393	39,833
Pepkor Holdings, Ltd.*	30,298	45,556
Remgro, Ltd.	5,915	54,032
Sanlam, Ltd.	20,052	96,472
Sasol, Ltd.†	6,608	33,997
Shoprite Holdings, Ltd.	5,564	81,098
Standard Bank Group, Ltd.	14,845	191,028
Valterra Platinum, Ltd.†	2,489	112,249
Vodacom Group, Ltd.	7,455	56,919
Woolworths Holdings, Ltd.	10,545	28,944
		2,934,818
South Korea — 11.0%
Alteogen, Inc.†	486	159,103
Amorepacific Corp.	365	35,453
Celltrion, Inc.	1,867	240,847
CJ CheilJedang Corp.	113	20,493
Coway Co., Ltd.	694	54,497
DB Insurance Co., Ltd.	563	51,964
Doosan Bobcat, Inc.	681	27,205
Doosan Enerbility Co., Ltd.†	5,313	251,322
Ecopro BM Co., Ltd.†	551	44,142
Ecopro Co., Ltd.	1,143	40,633

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hana Financial Group, Inc.	3,422	$ 210,729
Hanjin Kal Corp.	301	23,701
Hankook Tire & Technology Co., Ltd.	947	30,353
Hanmi Semiconductor Co., Ltd.	561	37,176
Hanwha Aerospace Co., Ltd.	403	289,435
Hanwha Ocean Co., Ltd.†	1,301	105,352
Hanwha Systems Co, Ltd.	946	40,519
HD Hyundai Co., Ltd.	510	52,442
HD Hyundai Electric Co., Ltd.	269	97,180
HLB, Inc.†	1,315	45,515
HMM Co., Ltd.	2,789	47,160
HYBE Co., Ltd.	243	45,471
Hyundai Glovis Co., Ltd.	406	43,182
Hyundai Heavy Industries Co., Ltd.	234	82,764
Hyundai Mobis Co., Ltd.	676	143,555
Hyundai Motor Co.	1,613	247,742
Hyundai Motor Co. (2nd Preference Shares)	415	49,436
Hyundai Motor Co. (Preference Shares)	199	23,160
Hyundai Rotem Co., Ltd.	863	125,704
Industrial Bank of Korea	2,725	38,159
Kakao Corp.	3,478	145,460
KakaoBank Corp.	1,835	37,182
KB Financial Group, Inc.	4,387	350,821
Kia Corp.	2,673	197,179
Korea Aerospace Industries, Ltd.	920	62,691
Korea Electric Power Corp.	2,959	82,254
Korea Investment Holdings Co., Ltd.	528	54,445
Korea Shipbuilding & Offshore Engineering Co., Ltd.	479	123,998
Korea Zinc Co., Ltd.	58	33,458
Korean Air Lines Co., Ltd.	2,137	36,521
Krafton, Inc.†	322	76,274
KT&G Corp.	1,219	114,886
LG Chem, Ltd.	576	125,226
LG Corp.	1,103	62,992
LG Display Co., Ltd.†	2,910	22,746
LG Electronics, Inc.	1,255	70,044
LG Energy Solution, Ltd.†	523	144,251
LG H&H Co., Ltd.	114	25,976
LG Innotek Co., Ltd.	178	20,087
LG Uplus Corp.	2,703	28,515
LS Electric Co., Ltd.	171	38,286
Meritz Financial Group, Inc.	1,068	89,180
Mirae Asset Securities Co., Ltd.	2,747	37,814
NAVER Corp.	1,678	284,345
NH Investment & Securities Co., Ltd.	1,642	23,917
Orion Corp.	289	23,194
POSCO Future M Co., Ltd.†	422	43,362
POSCO Holdings, Inc.	856	190,421
Posco International Corp.	696	24,492
Samsung Biologics Co., Ltd.*†	214	164,651
Samsung C&T Corp.	1,041	126,484
Samsung Electro-Mechanics Co., Ltd.	654	70,125
Samsung Electronics Co., Ltd.	55,526	2,858,780
Samsung Electronics Co., Ltd. (Preference Shares)	9,361	388,804
Samsung Fire & Marine Insurance Co., Ltd.	344	109,267
Samsung Heavy Industries Co., Ltd.†	8,469	116,275
Samsung Life Insurance Co., Ltd.	901	81,797
Samsung SDI Co., Ltd.	730	105,805
Samsung SDS Co., Ltd.	531	61,149
Samyang Foods Co., Ltd.	50	51,990
Shinhan Financial Group Co., Ltd.	4,874	238,991
SK Biopharmaceuticals Co., Ltd.†	407	28,967
Security Description	Shares or Principal Amount	Value

South Korea (continued)
SK Hynix, Inc.	6,403	$ 1,262,778
SK Innovation Co., Ltd.	709	55,164
SK Square Co., Ltd.†	1,066	116,916
SK Telecom Co., Ltd.	775	31,351
SK, Inc.	390	57,088
SKC Co., Ltd.†	212	15,470
S-Oil Corp.	447	20,210
Woori Financial Group, Inc.	8,009	142,647
Yuhan Corp.	682	58,079
		11,437,199
Switzerland — 0.2%
BeOne Medicines, Ltd.†	10,000	231,083
Taiwan — 19.5%
Accton Technology Corp.	6,000	179,312
Acer, Inc.	32,000	34,469
Advantech Co., Ltd.	5,148	57,866
Airtac International Group	2,000	57,358
Alchip Technologies, Ltd.	1,000	130,162
ASE Technology Holding Co., Ltd.	37,000	189,044
Asia Cement Corp.	31,000	42,064
Asia Vital Components Co., Ltd.	4,000	123,695
Asustek Computer, Inc.	8,000	177,435
AUO Corp.	67,200	27,017
Catcher Technology Co., Ltd.	7,000	49,719
Cathay Financial Holding Co., Ltd.	113,000	230,562
Chailease Holding Co., Ltd.	17,153	66,664
Chang Hwa Commercial Bank, Ltd.	96,936	60,083
Cheng Shin Rubber Industry Co., Ltd.	21,000	28,213
China Airlines, Ltd.	42,000	28,987
China Steel Corp.	134,000	87,321
Chunghwa Telecom Co., Ltd.	42,000	181,523
Compal Electronics, Inc.	46,000	45,464
CTBC Financial Holding Co., Ltd.	195,000	269,495
Delta Electronics, Inc.	23,000	436,921
E Ink Holdings, Inc.	11,000	75,919
E.Sun Financial Holding Co., Ltd.	173,770	186,593
Eclat Textile Co., Ltd.	2,000	27,004
Elite Material Co., Ltd.	3,000	111,065
eMemory Technology, Inc.	1,000	68,180
Eva Airways Corp.	30,000	38,043
Evergreen Marine Corp. Taiwan, Ltd.	13,000	86,238
Far Eastern New Century Corp.	32,000	30,770
Far EasTone Telecommunications Co., Ltd.	20,000	54,745
Feng Tay Enterprise Co., Ltd.	4,913	19,588
First Financial Holding Co., Ltd.	134,967	133,848
Formosa Chemicals & Fibre Corp.	43,000	41,563
Formosa Plastics Corp.	44,000	62,873
Fortune Electric Co., Ltd.	2,310	51,621
Fubon Financial Holding Co., Ltd.	98,458	271,813
Gigabyte Technology Co., Ltd.	6,000	55,281
Global Unichip Corp.	1,000	40,707
Globalwafers Co., Ltd.	3,000	34,425
Hon Hai Precision Industry Co., Ltd.	145,200	865,922
Hotai Motor Co., Ltd.	4,080	75,456
Hua Nan Financial Holdings Co., Ltd.	103,861	99,868
Innolux Corp.	93,660	36,243
International Games System Co., Ltd.	3,000	79,002
Inventec Corp.	30,000	44,727
Jentech Precision Industrial Co., Ltd.	1,000	48,245
KGI Financial Holding Co., Ltd.	177,451	90,368
Largan Precision Co., Ltd.	1,000	79,236
Lite-On Technology Corp.	23,000	91,700

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Lotes Co., Ltd.	1,000	$ 47,575
MediaTek, Inc.	18,000	826,200
Mega Financial Holding Co., Ltd.	139,730	199,430
Micro-Star International Co., Ltd.	8,000	38,596
Nan Ya Plastics Corp.	54,000	74,087
Nien Made Enterprise Co., Ltd.	2,000	28,780
Novatek Microelectronics Corp.	7,000	111,400
Pegatron Corp.	22,000	58,966
PharmaEssentia Corp.†	3,000	49,853
Pou Chen Corp.	31,000	29,393
President Chain Store Corp.	6,000	51,462
Quanta Computer, Inc.	32,000	301,801
Realtek Semiconductor Corp.	6,000	115,588
Ruentex Development Co., Ltd.	17,955	18,017
Shanghai Commercial & Savings Bank, Ltd.	46,000	66,270
SinoPac Financial Holdings Co., Ltd.	120,987	100,324
Synnex Technology International Corp.	15,000	33,370
Taishin Financial Holding Co., Ltd.	258,653	141,686
Taishin Financial Holding Co., Ltd. (Preference Shares)†	33,179	9,927
Taiwan Business Bank	80,206	43,264
Taiwan Cooperative Financial Holding Co., Ltd.	118,158	100,552
Taiwan High Speed Rail Corp.	33,000	30,128
Taiwan Mobile Co., Ltd.	21,000	74,227
Taiwan Semiconductor Manufacturing Co., Ltd.	288,000	11,192,897
TCC Group Holdings Co., Ltd.	75,512	61,477
Unimicron Technology Corp.	15,000	69,101
Uni-President Enterprises Corp.	57,000	151,249
United Microelectronics Corp.	133,000	185,146
Vanguard International Semiconductor Corp.	11,000	34,422
Voltronic Power Technology Corp.	1,000	39,534
Wan Hai Lines, Ltd.	8,000	23,774
Wistron Corp.	33,000	135,991
Wiwynn Corp.	1,000	92,638
WPG Holdings, Ltd.	18,000	40,104
Yageo Corp.	4,705	83,546
Yang Ming Marine Transport Corp.	20,000	40,740
Yuanta Financial Holding Co., Ltd.	115,247	120,469
Zhen Ding Technology Holding, Ltd.	7,000	29,433
		20,255,834
Thailand — 1.1%
Advanced Info Service PCL NVDR	12,200	108,635
Airports of Thailand PCL NVDR	52,200	65,490
Bangkok Dusit Medical Services PCL NVDR	126,400	83,158
Bumrungrad Hospital PCL NVDR	4,700	24,449
Central Pattana PCL NVDR	25,100	40,131
Charoen Pokphand Foods PCL NVDR	51,700	36,070
CP ALL PCL NVDR	68,900	99,618
CP AXTRA PCL NVDR	16,600	10,464
Delta Electronics Thailand PCL NVDR	37,200	166,193
Gulf Development PCL NVDR†	59,216	85,617
Kasikornbank PCL NVDR	6,200	30,734
Krung Thai Bank PCL NVDR	46,300	31,169
Minor International PCL NVDR	35,300	27,004
PTT Exploration & Production PCL NVDR	18,100	69,786
PTT Oil & Retail Business PCL NVDR	26,100	11,101
PTT PCL NVDR	122,700	124,840
SCB X PCL NVDR	8,800	34,064
Siam Cement PCL NVDR	10,600	65,196
True Corp. PCL NVDR†	88,527	28,173
		1,141,892
Security Description	Shares or Principal Amount	Value

Turkey — 0.6%
Akbank Turk AS	36,733	$ 61,079
Aselsan Elektronik Sanayi Ve Ticaret AS	16,340	75,270
BIM Birlesik Magazalar AS	5,082	66,413
Coca-Cola Icecek AS	11,385	14,247
Eregli Demir ve Celik Fabrikalari TAS	34,036	22,403
Ford Otomotiv Sanayi AS	8,870	20,790
Haci Omer Sabanci Holding AS	12,699	29,828
KOC Holding AS	9,241	40,816
Pegasus Hava Tasimaciligi AS†	2,883	17,897
Sasa Polyester Sanayi AS†	128,860	9,904
Tupras Turkiye Petrol Rafinerileri AS	10,997	45,754
Turk Hava Yollari AO	6,134	43,518
Turkcell Iletisim Hizmetleri AS	13,637	31,325
Turkiye Is Bankasi AS	105,968	38,686
Turkiye Sise ve Cam Fabrikalari AS	10,928	9,896
Yapi ve Kredi Bankasi AS†	42,418	35,172
		562,998
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	34,179	151,491
Abu Dhabi Islamic Bank PJSC	18,376	120,871
Abu Dhabi National Oil Co. PJSC	34,636	34,984
ADNOC Drilling Co. PJSC	36,883	58,643
Adnoc Gas PLC	72,371	65,612
Aldar Properties PJSC	43,452	112,621
Americana Restaurants International PLC	33,708	19,731
Dubai Electricity & Water Authority PJSC	75,619	57,027
Dubai Islamic Bank PJSC	33,737	91,666
Emaar Development PJSC	11,727	48,050
Emaar Properties PJSC	78,103	324,273
Emirates NBD Bank PJSC	22,843	166,361
Emirates Telecommunications Group Co. PJSC	40,946	207,793
First Abu Dhabi Bank PJSC	52,109	255,363
Multiply Group PJSC†	33,714	25,242
Salik Co. PJSC	20,731	36,122
		1,775,850
United Kingdom — 0.3%
Anglogold Ashanti PLC	5,962	270,083
United States — 0.3%
Legend Biotech Corp. ADR†	740	28,912
Southern Copper Corp.	990	93,218
Yum China Holdings, Inc.	4,270	199,324
		321,454
Total Long-Term Investment Securities (cost $84,410,231)		104,041,632

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(3) (cost $20,358)	20,358	$ 20,358
TOTAL INVESTMENTS (cost $84,430,589)(4)	100.4%	104,061,990
Other assets less liabilities	(0.4)	(380,416)
NET ASSETS	100.0%	$103,681,574
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $6,029,319 representing 5.8% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.0%
Lukoil PJSC ADR
	05/30/2018	1,724	115,966
	05/04/2018	3,791	246,225
		5,515	362,191	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	05/03/2018	2,565	$26,258
	01/09/2020	1,147	12,003
		5,342	54,447	$0	$0.00	0.0%
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.0
Phosagro PJSC GDR
Phosagro PJSC GDR
Phosagro PJSC GDR
Phosagro PJSC GDR
		1,940	26,072	0	0.00	0.0
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.0
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.0
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,724
		10,541	48,211	0	0.00	0.0
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of July 31, 2025.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
11	Long	MSCI Emerging Markets Index	September 2025	$682,440	$681,065	$(1,375)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	16.9%

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Industry Allocation*(continued)
Banks	16.7%
Internet	13.5
Diversified Financial Services	4.6
Telecommunications	4.3
Oil & Gas	4.0
Auto Manufacturers	3.0
Insurance	2.7
Computers	2.6
Mining	2.2
Electronics	2.2
Retail	1.9
Pharmaceuticals	1.9
Electric	1.7
Real Estate	1.6
Software	1.6
Chemicals	1.5
Food	1.4
Beverages	1.4
Iron/Steel	1.2
Engineering & Construction	0.9
Auto Parts & Equipment	0.9
Aerospace/Defense	0.9
Healthcare-Services	0.8
Electrical Components & Equipment	0.8
Miscellaneous Manufacturing	0.8
Biotechnology	0.7
Transportation	0.6
Building Materials	0.6
Commercial Services	0.6
Home Furnishings	0.6
Shipbuilding	0.5
Agriculture	0.4
Machinery-Construction & Mining	0.4
Coal	0.4
Leisure Time	0.4
Investment Companies	0.3
Machinery-Diversified	0.3
Household Products/Wares	0.3
Distribution/Wholesale	0.3
Holding Companies-Diversified	0.3
Airlines	0.2
Lodging	0.2
Apparel	0.2
Gas	0.2
Pipelines	0.2
Entertainment	0.2
Cosmetics/Personal Care	0.1
Metal Fabricate/Hardware	0.1
Water	0.1
REITS	0.1
Forest Products & Paper	0.1
100.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
British Virgin Islands	$—	$—	$0	$0
Cyprus	—	—	0	0
Netherlands	110,289	—	0	110,289
Russia	—	—	0	0
Other Countries	103,931,343	—	—	103,931,343
Short-Term Investments	20,358	—	—	20,358
Total Investments at Value	$104,061,990	$—	$0	$104,061,990
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,375	$—	$—	$1,375
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 89.4%
Advertising — 0.2%
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	$ 3,440,000	$ 2,556,257
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	475,000	452,224
4.63%, 03/15/2030*	300,000	284,788
5.00%, 08/15/2027*	175,000	173,239
7.38%, 02/15/2031*	25,000	26,249
Stagwell Global LLC
5.63%, 08/15/2029*	325,000	312,818
		3,805,575
Aerospace/Defense — 1.6%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,993,727
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,810,902
3.95%, 08/01/2059	2,670,000	1,835,678
5.81%, 05/01/2050	2,570,000	2,480,278
6.53%, 05/01/2034	4,335,000	4,718,249
6.86%, 05/01/2054	1,380,000	1,516,846
Goat Holdco LLC
6.75%, 02/01/2032*	400,000	403,227
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,203,866
TransDigm, Inc.
4.63%, 01/15/2029	175,000	171,100
6.38%, 03/01/2029*	375,000	383,794
6.38%, 05/31/2033*	150,000	150,953
6.63%, 03/01/2032*	300,000	308,481
6.75%, 08/15/2028*	100,000	102,036
6.88%, 12/15/2030*	1,700,000	1,761,832
		23,840,969
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,190,738
4.54%, 08/15/2047	5,625,000	4,559,999
		8,750,737
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	75,000	74,932
Apparel — 0.2%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	1,075,000	1,120,768
Champ Acquisition Corp.
8.38%, 12/01/2031*	575,000	608,318
Hanesbrands, Inc.
9.00%, 02/15/2031*	475,000	499,942
Kontoor Brands, Inc.
4.13%, 11/15/2029*	400,000	371,537
William Carter Co.
5.63%, 03/15/2027*	550,000	545,399
		3,145,964
Auto Manufacturers — 2.1%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,928,567
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	398,010
4.00%, 11/13/2030	750,000	688,404
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
4.13%, 08/17/2027	$ 575,000	$ 560,186
6.13%, 03/08/2034	3,880,000	3,784,050
General Motors Co.
5.20%, 04/01/2045	3,750,000	3,261,460
6.60%, 04/01/2036	5,240,000	5,533,010
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,555,043
5.10%, 06/24/2030*	3,325,000	3,359,220
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	775,000	792,622
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,860,239
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,660,501
		32,381,312
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	100,000	102,361
7.50%, 02/15/2033*	125,000	127,470
8.25%, 04/15/2031*	275,000	287,453
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	275,000	281,168
6.75%, 02/15/2030*	625,000	644,394
8.50%, 05/15/2027*	1,300,000	1,307,916
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	475,000	374,890
IHO Verwaltungs GmbH
6.38%, 05/15/2029*(1)	200,000	200,239
8.00%, 11/15/2032*(1)	775,000	796,756
ZF North America Capital, Inc.
6.75%, 04/23/2030*	150,000	142,742
		4,265,389
Banks — 17.1%
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,125,338
2.69%, 04/22/2032	5,600,000	5,021,436
2.88%, 10/22/2030	4,000,000	3,745,964
2.97%, 02/04/2033	3,600,000	3,222,830
3.71%, 04/24/2028	2,975,000	2,935,059
3.82%, 01/20/2028	3,170,000	3,135,949
4.18%, 11/25/2027	2,760,000	2,744,839
4.38%, 04/27/2028	6,360,000	6,346,612
4.57%, 04/27/2033	3,150,000	3,101,173
5.51%, 01/24/2036	9,000,000	9,222,506
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,357,765
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,980,075
2.98%, 11/05/2030	1,390,000	1,297,886
3.06%, 01/25/2033	3,010,000	2,696,158
3.40%, 05/01/2026	3,340,000	3,312,348
3.52%, 10/27/2028	6,250,000	6,113,754
4.13%, 07/25/2028	1,340,000	1,328,451
4.30%, 11/20/2026	3,100,000	3,088,352
4.91%, 05/24/2033	3,880,000	3,872,053
5.17%, 02/13/2030	5,385,000	5,482,989
5.50%, 09/13/2025	2,500,000	2,502,391
6.02%, 01/24/2036	5,245,000	5,375,244
Citizens Financial Group, Inc.
5.72%, 07/23/2032	2,175,000	2,244,022

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Comerica, Inc.
3.80%, 07/22/2026	$ 2,330,000	$ 2,308,926
5.98%, 01/30/2030	935,000	961,419
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,615,490
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	5,700,000	5,074,102
3.10%, 02/24/2033	4,225,000	3,798,554
3.81%, 04/23/2029	3,800,000	3,729,822
4.22%, 05/01/2029	3,125,000	3,105,849
4.39%, 06/15/2027	9,825,000	9,800,715
5.02%, 10/23/2035	5,000,000	4,931,608
5.15%, 05/22/2045	3,000,000	2,708,594
5.73%, 04/25/2030	2,555,000	2,652,884
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,153,200
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	5,088,219
2.95%, 02/24/2028	2,310,000	2,255,827
2.96%, 01/25/2033	3,500,000	3,144,601
4.32%, 04/26/2028	6,500,000	6,481,684
4.57%, 06/14/2030	8,570,000	8,598,707
5.14%, 01/24/2031	1,845,000	1,885,536
5.35%, 06/01/2034	4,630,000	4,749,489
5.50%, 01/24/2036	5,000,000	5,129,799
5.58%, 04/22/2030	3,330,000	3,451,979
8.00%, 04/29/2027	460,000	489,079
Morgan Stanley
1.59%, 05/04/2027	4,115,000	4,022,163
1.93%, 04/28/2032	5,000,000	4,286,083
2.94%, 01/21/2033	4,985,000	4,454,668
3.77%, 01/24/2029	2,000,000	1,966,699
3.95%, 04/23/2027	8,250,000	8,181,157
4.46%, 04/22/2039	3,125,000	2,889,948
5.00%, 11/24/2025	2,000,000	2,001,158
5.16%, 04/20/2029	6,500,000	6,604,799
5.66%, 04/18/2030	2,595,000	2,689,019
5.83%, 04/19/2035	3,010,000	3,155,253
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,575,360
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,082,811
Truist Bank
3.80%, 10/30/2026	3,000,000	2,970,912
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,830,581
US Bancorp
5.10%, 07/23/2030	2,185,000	2,229,622
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,263,727
3.53%, 03/24/2028	5,600,000	5,511,271
4.30%, 07/22/2027	4,800,000	4,791,562
4.90%, 11/17/2045	2,330,000	2,054,578
5.15%, 04/23/2031	3,600,000	3,673,574
5.24%, 01/24/2031	3,845,000	3,936,568
		261,540,790
Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,270,000	2,989,611
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	$ 2,920,000	$ 2,585,012
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,313,829
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	9,896,657
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,154,709
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,459,122
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	279,755
4.35%, 05/09/2027	3,150,000	3,139,639
4.65%, 11/15/2028	5,335,000	5,359,740
5.25%, 11/15/2048	2,250,000	2,052,051
Keurig Dr Pepper, Inc.
4.99%, 05/25/2038	1,340,000	1,300,396
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,323,237
		39,853,758
Biotechnology — 1.0%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,893,789
5.25%, 03/02/2033	3,680,000	3,753,723
5.65%, 03/02/2053	3,630,000	3,510,154
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	1,028,928
2.80%, 09/15/2050	3,920,000	2,341,491
		15,528,085
Building Materials — 0.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	100,000	91,627
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,821,717
2.72%, 02/15/2030	1,265,000	1,173,735
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*	400,000	403,592
12.75%, 01/15/2031*(1)	475,000	451,208
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	750,000	764,707
6.75%, 07/15/2031*	275,000	283,214
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	3,186,782
Masterbrand, Inc.
7.00%, 07/15/2032*	650,000	660,555
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	350,000	357,345
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	550,000	523,513
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	600,000	615,357
6.75%, 03/01/2033*	350,000	358,969
Standard Building Solutions, Inc.
6.25%, 08/01/2033*	350,000	353,334
6.50%, 08/15/2032*	525,000	536,107
Standard Industries, Inc.
4.75%, 01/15/2028*	500,000	493,130
5.00%, 02/15/2027*	750,000	749,620
		13,824,512

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.4%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	$ 250,000	$ 259,984
Axalta Coating Systems LLC
3.38%, 02/15/2029*	475,000	445,273
Celanese US Holdings LLC
6.50%, 04/15/2030	600,000	606,750
6.75%, 04/15/2033	400,000	403,435
Element Solutions, Inc.
3.88%, 09/01/2028*	675,000	650,260
H.B. Fuller Co.
4.25%, 10/15/2028	575,000	554,551
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	625,000	625,259
Olympus Water US Holding Corp.
4.25%, 10/01/2028*	200,000	190,438
6.25%, 10/01/2029*	1,275,000	1,221,343
7.25%, 06/15/2031*	175,000	178,719
9.75%, 11/15/2028*	375,000	393,122
SNF Group SACA
3.38%, 03/15/2030*	425,000	390,279
WR Grace Holdings LLC
5.63%, 08/15/2029*	400,000	368,770
7.38%, 03/01/2031*	125,000	128,662
		6,416,845
Commercial Services — 2.8%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	375,000	393,239
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	1,075,000	1,046,262
6.88%, 06/15/2030*	125,000	127,971
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,243,673
Belron UK Finance PLC
5.75%, 10/15/2029*	775,000	782,273
Boost Newco Borrower LLC
7.50%, 01/15/2031*	1,100,000	1,163,042
Brink's Co.
6.50%, 06/15/2029*	325,000	332,963
6.75%, 06/15/2032*	600,000	618,002
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,108,451
4.00%, 05/01/2032	3,375,000	3,259,960
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	1,075,000	1,006,783
Equifax, Inc.
3.25%, 06/01/2026	3,425,000	3,381,352
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	644,830
5.63%, 03/15/2042*	4,090,000	4,056,905
Garda World Security Corp.
6.00%, 06/01/2029*	700,000	686,604
7.75%, 02/15/2028*	225,000	231,712
8.25%, 08/01/2032*	100,000	103,106
8.38%, 11/15/2032*	900,000	927,073
Global Payments, Inc.
4.45%, 06/01/2028	870,000	866,283
4.80%, 04/01/2026	695,000	694,956
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,327,623
2.65%, 07/15/2031	2,825,000	2,461,856
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Herc Holdings, Inc.
7.00%, 06/15/2030*	$ 225,000	$ 232,546
7.25%, 06/15/2033*	150,000	155,327
Raven Acquisition Holdings LLC
6.88%, 11/15/2031*	625,000	631,267
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,402,119
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	125,000	129,124
United Rentals North America, Inc.
6.00%, 12/15/2029*	350,000	356,265
6.13%, 03/15/2034*	450,000	461,386
Verisk Analytics, Inc.
4.13%, 03/15/2029	160,000	158,739
5.50%, 06/15/2045	3,560,000	3,410,806
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	151,361
		42,553,859
Computers — 2.6%
Amentum Holdings, Inc.
7.25%, 08/01/2032*	625,000	646,545
Apple, Inc.
1.65%, 05/11/2030	7,320,000	6,507,737
1.65%, 02/08/2031	7,000,000	6,093,575
2.80%, 02/08/2061	8,615,000	5,069,081
CACI International, Inc.
6.38%, 06/15/2033*	150,000	153,381
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,543,507
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,173,351
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	850,000	892,060
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	7,000,000	6,790,679
Insight Enterprises, Inc.
6.63%, 05/15/2032*	675,000	690,272
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	845,528
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,899,195
McAfee Corp.
7.38%, 02/15/2030*	1,675,000	1,553,042
NCR Voyix Corp.
5.13%, 04/15/2029*	250,000	245,006
NCR Atleos Corp.
9.50%, 04/01/2029*	375,000	406,258
NCR Voyix Corp.
5.00%, 10/01/2028*	500,000	491,826
Science Applications International Corp.
4.88%, 04/01/2028*	525,000	516,432
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030*	100,000	101,020
8.50%, 07/15/2031*	450,000	475,255
9.63%, 12/01/2032*	331,000	372,781
		40,466,531
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	875,000	868,420

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	$ 625,000	$ 589,038
4.00%, 01/15/2028*	50,000	48,669
Gates Corp.
6.88%, 07/01/2029*	950,000	977,626
		1,615,333
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,805,206
3.40%, 10/29/2033	2,500,000	2,195,531
4.63%, 10/15/2027	3,150,000	3,149,765
5.30%, 01/19/2034	1,500,000	1,506,031
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,597,076
American Express Co.
4.05%, 05/03/2029	4,725,000	4,701,841
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,686,861
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,968,712
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,433,791
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,745,983
4.85%, 01/15/2027	3,475,000	3,491,256
6.50%, 01/20/2043	1,170,000	1,217,591
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	25,000	25,990
8.13%, 03/30/2029*	150,000	156,570
Navient Corp.
5.00%, 03/15/2027	150,000	148,348
5.50%, 03/15/2029	75,000	73,368
6.75%, 06/15/2026	325,000	328,238
Rocket Cos., Inc.
6.13%, 08/01/2030*	100,000	101,395
6.38%, 08/01/2033*	425,000	433,493
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
2.88%, 10/15/2026*	625,000	609,419
3.88%, 03/01/2031*	550,000	507,329
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	400,000	399,918
5.50%, 04/15/2029*	100,000	97,814
5.75%, 06/15/2027*	725,000	724,920
UWM Holdings LLC
6.63%, 02/01/2030*	350,000	350,154
		34,456,600
Electric — 4.9%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,217,401
Ameren Corp.
1.95%, 03/15/2027	1,090,000	1,047,189
3.65%, 02/15/2026	1,480,000	1,471,430
American Electric Power Co., Inc.
3.20%, 11/13/2027	3,125,000	3,041,346
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,089,828
Calpine Corp.
5.00%, 02/01/2031*	850,000	840,157
5.13%, 03/15/2028*	250,000	248,791
Security Description	Shares or Principal Amount	Value

Electric (continued)
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	$ 1,145,000	$ 1,179,656
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,150,076
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	500,835
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	6,029,937
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,226,720
4.75%, 06/15/2046	1,880,000	1,552,397
Enel Finance International NV
2.50%, 07/12/2031*	5,000,000	4,404,474
4.88%, 06/14/2029*	980,000	998,882
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,268,369
Exelon Corp.
4.10%, 03/15/2052	7,980,000	6,099,427
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,157,513
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,658,830
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,456,898
4.63%, 07/15/2027	2,010,000	2,016,961
NRG Energy, Inc.
5.75%, 01/15/2028	525,000	526,609
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	869,711
Sempra
3.70%, 04/01/2029	6,100,000	5,916,743
6.00%, 10/15/2039	1,170,000	1,177,242
TransAlta Corp.
7.75%, 11/15/2029	575,000	599,120
Virginia Electric & Power Co.
3.75%, 05/15/2027	3,275,000	3,242,738
Vistra Operations Co. LLC
5.50%, 09/01/2026*	425,000	424,770
5.63%, 02/15/2027*	800,000	799,080
6.88%, 04/15/2032*	150,000	155,857
7.75%, 10/15/2031*	200,000	211,678
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,084,936
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/2027*	325,000	314,627
7.25%, 01/15/2029*	475,000	484,407
8.38%, 01/15/2031*	125,000	131,112
8.63%, 03/15/2033*	175,000	185,355
		75,781,102
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	568,831
4.75%, 06/15/2028*	450,000	437,159
6.50%, 12/31/2027*	425,000	431,199
WESCO Distribution, Inc.
6.38%, 03/15/2029*	125,000	128,212
6.38%, 03/15/2033*	100,000	102,376
6.63%, 03/15/2032*	175,000	180,567
7.25%, 06/15/2028*	650,000	658,655
		2,506,999

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics — 2.2%
Allegion PLC
3.50%, 10/01/2029	$ 3,900,000	$ 3,728,168
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,936,558
Coherent Corp.
5.00%, 12/15/2029*	800,000	782,952
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	10,177,630
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,847,012
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,336,184
Sensata Technologies BV
5.88%, 09/01/2030*	275,000	275,222
Sensata Technologies, Inc.
6.63%, 07/15/2032*	400,000	408,718
TTM Technologies, Inc.
4.00%, 03/01/2029*	650,000	618,681
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,250,649
		34,361,774
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/2030*	175,000	167,754
5.00%, 01/31/2028*	750,000	739,901
		907,655
Entertainment — 0.7%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	1,050,000	992,286
6.00%, 10/15/2032*	250,000	241,296
6.50%, 02/15/2032*	250,000	254,954
7.00%, 02/15/2030*	200,000	206,307
CCM Merger, Inc.
6.38%, 05/01/2026*	450,000	449,864
Churchill Downs, Inc.
5.75%, 04/01/2030*	225,000	224,444
6.75%, 05/01/2031*	675,000	689,193
Light & Wonder International, Inc.
7.25%, 11/15/2029*	550,000	564,793
7.50%, 09/01/2031*	400,000	416,914
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	1,050,000	1,011,607
Penn Entertainment, Inc.
4.13%, 07/01/2029*	275,000	254,884
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	850,000	827,349
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	725,000	738,903
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	4,595,000	3,071,528
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*	150,000	150,440
7.13%, 02/15/2031*	375,000	398,853
		10,493,615
Environmental Control — 0.1%
Madison IAQ LLC
5.88%, 06/30/2029*	1,475,000	1,436,011
Security Description	Shares or Principal Amount	Value

Food — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	$ 475,000	$ 447,953
5.88%, 02/15/2028*	200,000	199,842
6.25%, 03/15/2033*	75,000	76,446
6.50%, 02/15/2028*	150,000	152,327
Froneri Lux FinCo SARL
6.00%, 08/01/2032*	1,025,000	1,020,763
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,378,164
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	4,894,076
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,131,767
4.45%, 02/01/2047	1,325,000	1,092,295
5.00%, 09/15/2034	3,135,000	3,101,146
6.90%, 04/15/2038	940,000	1,051,110
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	360,538
5.50%, 10/15/2027*	575,000	574,116
6.13%, 09/15/2032*	50,000	50,774
Post Holdings, Inc.
5.50%, 12/15/2029*	650,000	644,366
6.25%, 02/15/2032*	325,000	331,070
6.38%, 03/01/2033*	100,000	99,925
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,787,590
3.00%, 10/15/2030*	4,220,000	3,841,376
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,295,983
US Foods, Inc.
4.75%, 02/15/2029*	700,000	685,537
5.75%, 04/15/2033*	75,000	74,310
6.88%, 09/15/2028*	225,000	231,722
		31,523,196
Gas — 0.6%
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,299,430
5.95%, 03/15/2035	2,735,000	2,800,946
NiSource, Inc.
4.38%, 05/15/2047	935,000	767,026
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,821,687
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	475,000	512,973
7.75%, 05/01/2035*	450,000	493,410
		8,695,472
Healthcare-Products — 1.9%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,694,965
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,274,625
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,371,323
3.00%, 09/23/2029*	2,245,000	2,115,659
Avantor Funding, Inc.
4.63%, 07/15/2028*	375,000	366,597
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,122,980
2.80%, 12/10/2051	3,475,000	2,158,959

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
DH Europe Finance II SARL
2.60%, 11/15/2029	$ 1,665,000	$ 1,550,636
3.40%, 11/15/2049	4,180,000	2,968,945
Insulet Corp.
6.50%, 04/01/2033*	625,000	642,453
Medline Borrower LP
5.25%, 10/01/2029*	1,750,000	1,715,808
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	525,000	535,313
Neogen Food Safety Corp.
8.63%, 07/20/2030*	300,000	303,192
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,464,510
3.30%, 09/15/2029	2,525,000	2,385,723
		29,671,688
Healthcare-Services — 2.1%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	575,000	555,405
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	300,000	300,472
6.00%, 01/15/2029*	225,000	213,867
6.13%, 04/01/2030*	150,000	106,027
6.88%, 04/15/2029*	325,000	252,687
9.75%, 01/15/2034*	400,000	402,555
Concentra Health Services, Inc.
6.88%, 07/15/2032*	725,000	744,930
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	5,150,752
4.55%, 05/15/2052	3,155,000	2,543,702
5.85%, 01/15/2036	760,000	787,577
HCA, Inc.
5.45%, 09/15/2034	6,800,000	6,827,542
HealthEquity, Inc.
4.50%, 10/01/2029*	700,000	673,855
IQVIA, Inc.
6.25%, 06/01/2032*	275,000	282,000
6.50%, 05/15/2030*	550,000	567,069
Molina Healthcare, Inc.
6.25%, 01/15/2033*	650,000	641,295
Select Medical Corp.
6.25%, 12/01/2032*	775,000	772,996
Tenet Healthcare Corp.
4.25%, 06/01/2029	50,000	48,253
5.13%, 11/01/2027	325,000	323,685
6.13%, 10/01/2028	525,000	525,032
6.25%, 02/01/2027	525,000	525,233
6.75%, 05/15/2031	300,000	308,685
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,396,251
3.88%, 08/15/2059	3,000,000	2,086,555
4.75%, 05/15/2052	3,100,000	2,606,076
		31,642,501
Holding Companies-Diversified — 0.0%
Stena International SA
7.25%, 01/15/2031*	350,000	355,661
Home Furnishings — 0.0%
Whirlpool Corp.
6.13%, 06/15/2030	300,000	299,284
6.50%, 06/15/2033	300,000	295,614
		594,898
Security Description	Shares or Principal Amount	Value

Insurance — 2.4%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	$ 125,000	$ 126,562
7.50%, 11/06/2030*	450,000	464,886
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	250,000	246,184
6.75%, 10/15/2027*	400,000	400,355
7.00%, 01/15/2031*	625,000	642,670
7.38%, 10/01/2032*	450,000	462,590
AmWINS Group, Inc.
4.88%, 06/30/2029*	1,025,000	995,568
6.38%, 02/15/2029*	350,000	356,414
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 07/15/2033*	325,000	325,954
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*	450,000	469,198
Ardonagh Group Finance, Ltd.
8.88%, 02/15/2032*	1,900,000	1,998,116
AssuredPartners, Inc.
5.63%, 01/15/2029*	575,000	573,919
7.50%, 02/15/2032*	125,000	133,471
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	850,000	877,595
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	1,450,000	1,440,242
Hartford Insurance Group, Inc.
6.63%, 04/15/2042	2,255,000	2,380,842
HUB International, Ltd.
5.63%, 12/01/2029*	1,350,000	1,340,424
7.25%, 06/15/2030*	525,000	547,279
7.38%, 01/31/2032*	1,050,000	1,093,311
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	300,000	316,515
10.50%, 12/15/2030*	950,000	1,009,563
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,566,443
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,316,789
MBIA, Inc.
6.63%, 10/01/2028	250,000	244,875
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,195,173
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,780,764
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	466,995
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,940,028
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,425,000	1,473,589
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	991,866
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	897,605
6.63%, 12/01/2037	2,130,000	2,368,223
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	167,913
5.88%, 08/01/2032*	575,000	576,589
USF&G Capital III
8.31%, 07/01/2046*	250,000	256,099

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
USI, Inc.
7.50%, 01/15/2032*	$ 1,475,000	$ 1,557,315
		36,001,924
Internet — 2.1%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,153,093
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	4,924,652
3.30%, 04/13/2027	3,365,000	3,317,093
3.60%, 04/13/2032	6,450,000	6,155,405
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	4,932,574
Cars.com, Inc.
6.38%, 11/01/2028*	400,000	399,170
Expedia Group, Inc.
3.25%, 02/15/2030	3,800,000	3,581,683
Gen Digital, Inc.
6.25%, 04/01/2033*	600,000	611,687
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	425,000	423,418
Match Group Holdings II LLC
4.63%, 06/01/2028*	700,000	683,911
5.00%, 12/15/2027*	175,000	173,667
Millennium Escrow Corp.
6.63%, 08/01/2026*	100,000	94,095
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,098,169
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,086,398
		32,635,015
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	400,000	354,940
6.75%, 04/15/2030*	550,000	547,105
7.00%, 03/15/2032*	150,000	146,342
7.50%, 09/15/2031*	75,000	74,864
		1,123,251
Leisure Time — 0.2%
Acushnet Co.
7.38%, 10/15/2028*	100,000	104,179
Carnival Corp.
5.75%, 03/15/2030*	75,000	76,073
5.75%, 08/01/2032*	200,000	201,354
5.88%, 06/15/2031*	250,000	253,750
6.00%, 05/01/2029*	675,000	680,986
6.13%, 02/15/2033*	75,000	76,331
7.00%, 08/15/2029*	50,000	52,543
NCL Corp., Ltd.
5.88%, 03/15/2026*	190,000	190,342
6.25%, 03/01/2030*	275,000	278,304
6.75%, 02/01/2032*	200,000	205,424
7.75%, 02/15/2029*	50,000	53,042
8.13%, 01/15/2029*	75,000	78,791
NCL Finance, Ltd.
6.13%, 03/15/2028*	125,000	126,509
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	226,067
5.50%, 08/31/2026*	300,000	301,002
5.63%, 09/30/2031*	50,000	50,359
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
6.00%, 02/01/2033*	$ 300,000	$ 304,951
6.25%, 03/15/2032*	325,000	333,573
		3,593,580
Lodging — 0.3%
Boyd Gaming Corp.
4.75%, 12/01/2027	300,000	297,249
4.75%, 06/15/2031*	375,000	357,186
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	275,000	247,947
5.75%, 05/01/2028*	200,000	199,930
5.75%, 09/15/2033*	300,000	300,285
5.88%, 03/15/2033*	125,000	125,938
MGM Resorts International
6.13%, 09/15/2029	325,000	329,455
6.50%, 04/15/2032	575,000	584,043
Station Casinos LLC
4.50%, 02/15/2028*	750,000	733,192
6.63%, 03/15/2032*	350,000	356,902
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028*	575,000	557,989
		4,090,116
Machinery-Construction & Mining — 0.2%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,778,455
Machinery-Diversified — 0.4%
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,518,995
SPX FLOW, Inc.
8.75%, 04/01/2030*	975,000	1,006,986
		5,525,981
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	925,000	844,897
4.25%, 01/15/2034*	350,000	301,578
4.75%, 03/01/2030*	825,000	783,910
5.00%, 02/01/2028*	600,000	588,769
5.38%, 06/01/2029*	775,000	761,190
5.50%, 05/01/2026*	350,000	349,403
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,657,724
3.90%, 06/01/2052	3,400,000	2,254,115
6.48%, 10/23/2045	2,365,000	2,301,072
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,423,991
3.30%, 02/01/2027	4,690,000	4,617,617
4.00%, 11/01/2049	3,554,000	2,682,032
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	3,077,687
CSC Holdings LLC
3.38%, 02/15/2031*	500,000	327,044
4.13%, 12/01/2030*	800,000	537,792
6.50%, 02/01/2029*	475,000	375,286
DISH DBS Corp.
5.13%, 06/01/2029	475,000	352,670
Gray Television, Inc.
5.38%, 11/15/2031*	175,000	129,139
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	590,414

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
NBCUniversal Media LLC
5.95%, 04/01/2041	$ 2,000,000	$ 2,052,475
Paramount Global
4.90%, 08/15/2044	2,550,000	2,001,109
4.95%, 05/19/2050	940,000	725,580
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	275,000	227,131
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	350,000	308,778
4.13%, 07/01/2030*	250,000	228,058
5.00%, 08/01/2027*	325,000	321,465
5.50%, 07/01/2029*	350,000	345,650
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,100,000	1,036,860
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028*	750,000	740,505
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	784,854
5.50%, 09/01/2041	3,910,000	3,512,461
6.75%, 06/15/2039	690,000	707,186
Univision Communications, Inc.
7.38%, 06/30/2030*	350,000	348,078
8.00%, 08/15/2028*	650,000	667,756
9.38%, 08/01/2032*	100,000	103,760
Virgin Media Finance PLC
5.00%, 07/15/2030*	575,000	518,324
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	475,000	441,683
5.50%, 05/15/2029*	475,000	464,336
Ziggo Bond Co. BV
5.13%, 02/28/2030*	450,000	392,587
Ziggo BV
4.88%, 01/15/2030*	450,000	415,697
		47,300,663
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	445,438
5.25%, 10/01/2054	3,815,000	3,411,270
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,377,535
		7,234,243
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	575,000	558,075
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,519,846
2.85%, 04/27/2031*	2,790,000	2,510,830
		6,588,751
Miscellaneous Manufacturing — 0.5%
Enpro, Inc.
6.13%, 06/01/2033*	100,000	100,888
Hillenbrand, Inc.
6.25%, 02/15/2029	225,000	227,880
Maxam Prill SARL
7.75%, 07/15/2030*	725,000	708,853
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,632,332
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Textron, Inc.
3.90%, 09/17/2029	$ 1,215,000	$ 1,185,472
		7,855,425
Office Furnishings — 0.1%
Interface, Inc.
5.50%, 12/01/2028*	950,000	936,335
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,470,363
Zebra Technologies Corp.
6.50%, 06/01/2032*	250,000	256,244
		1,726,607
Oil & Gas — 3.3%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	725,000	759,612
Antero Resources Corp.
5.38%, 03/01/2030*	225,000	223,969
APA Corp.
6.10%, 02/15/2035*	595,000	582,839
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	475,000	473,301
6.63%, 10/15/2032*	150,000	152,581
6.63%, 07/15/2033*	100,000	101,385
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,304,190
2.94%, 06/04/2051	5,325,000	3,303,881
3.12%, 05/04/2026	2,810,000	2,784,543
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,559,371
4.40%, 04/15/2029	2,460,000	2,418,944
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,933,889
Civitas Resources, Inc.
8.38%, 07/01/2028*	450,000	462,747
8.63%, 11/01/2030*	50,000	51,012
8.75%, 07/01/2031*	50,000	50,617
9.63%, 06/15/2033*	300,000	308,574
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,683,238
CNX Resources Corp.
7.25%, 03/01/2032*	250,000	257,752
Comstock Resources, Inc.
6.75%, 03/01/2029*	425,000	420,197
6.75%, 03/01/2029*	500,000	491,137
Coterra Energy, Inc.
5.60%, 03/15/2034	4,630,000	4,654,270
Diamondback Energy, Inc.
5.55%, 04/01/2035	2,160,000	2,173,724
5.75%, 04/18/2054	2,120,000	1,969,035
EQT Corp.
6.38%, 04/01/2029*	150,000	154,434
7.50%, 06/01/2027*	225,000	229,013
7.50%, 06/01/2030*	150,000	164,374
Expand Energy Corp.
5.38%, 03/15/2030	200,000	200,211
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,272,210
HF Sinclair Corp.
5.00%, 02/01/2028	350,000	349,135

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Marathon Petroleum Corp.
4.50%, 04/01/2048	$ 1,725,000	$ 1,338,699
6.50%, 03/01/2041	730,000	761,407
Matador Resources Co.
6.25%, 04/15/2033*	125,000	123,836
6.50%, 04/15/2032*	350,000	351,033
Nabors Industries, Inc.
7.38%, 05/15/2027*	250,000	252,313
8.88%, 08/15/2031*	125,000	100,222
9.13%, 01/31/2030*	300,000	296,921
Permian Resources Operating LLC
5.38%, 01/15/2026*	375,000	374,370
6.25%, 02/01/2033*	225,000	226,338
Precision Drilling Corp.
6.88%, 01/15/2029*	75,000	74,952
7.13%, 01/15/2026*	179,000	178,803
Range Resources Corp.
8.25%, 01/15/2029	275,000	281,966
SM Energy Co.
6.75%, 09/15/2026	550,000	551,231
6.75%, 08/01/2029*	150,000	150,119
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	550,000	535,765
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	1,956,925
4.00%, 04/01/2029	1,535,000	1,505,806
4.90%, 03/15/2045	1,000,000	869,839
7.50%, 04/15/2032	1,540,000	1,758,015
		51,178,745
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	400,000	399,977
6.88%, 04/01/2027*	700,000	700,382
Aris Water Holdings LLC
7.25%, 04/01/2030*	475,000	487,171
Kodiak Gas Services LLC
7.25%, 02/15/2029*	700,000	716,899
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	975,000	974,765
		3,279,194
Packaging & Containers — 0.5%
ARD Finance SA
6.50%, 06/30/2027*(1)	342,156	23,737
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	975,000	888,077
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	450,000	216,000
Ball Corp.
6.00%, 06/15/2029	400,000	407,112
6.88%, 03/15/2028	175,000	178,623
Clearwater Paper Corp.
4.75%, 08/15/2028*	700,000	659,750
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	1,100,000	1,126,741
6.88%, 01/15/2030*	250,000	255,657
8.75%, 04/15/2030*	575,000	586,832
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Crown Americas LLC
5.88%, 06/01/2033*	$ 675,000	$ 676,254
Graphic Packaging International LLC
4.75%, 07/15/2027*	425,000	416,857
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	275,000	277,400
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	193,000	193,232
Sealed Air Corp.
6.50%, 07/15/2032*	525,000	540,717
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	275,000	277,628
7.25%, 02/15/2031*	150,000	155,911
Trivium Packaging Finance BV
8.25%, 07/15/2030*	325,000	342,238
12.25%, 01/15/2031*	775,000	813,747
		8,036,513
Pharmaceuticals — 4.3%
1261229 BC, Ltd.
10.00%, 04/15/2032*	1,100,000	1,119,898
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,845,421
3.20%, 11/21/2029	6,575,000	6,268,056
4.80%, 03/15/2027	1,050,000	1,056,917
4.80%, 03/15/2029	500,000	507,928
4.95%, 03/15/2031	1,540,000	1,571,385
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032*	75,000	76,124
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,746,701
3.13%, 06/12/2027	3,085,000	3,027,446
3.38%, 11/16/2025	6,065,000	6,042,865
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	375,000	331,875
5.25%, 01/30/2030*	225,000	144,713
6.25%, 02/15/2029*	200,000	145,000
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	907,679
4.88%, 06/25/2048*	1,000,000	823,069
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,987,719
4.69%, 12/15/2044	3,088,000	2,687,479
BellRing Brands, Inc.
7.00%, 03/15/2030*	600,000	622,449
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	6,030,690
CVS Health Corp.
4.78%, 03/25/2038	3,130,000	2,860,145
5.05%, 03/25/2048	2,740,000	2,357,595
5.13%, 07/20/2045	1,265,000	1,109,994
CVS Pass-Through Trust
5.30%, 01/11/2027*	69,944	69,666
Grifols SA
4.75%, 10/15/2028*	1,100,000	1,059,639
Jazz Securities DAC
4.38%, 01/15/2029*	350,000	338,582
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	7,004,155
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	550,000	475,814
6.75%, 05/15/2034*	200,000	188,596
7.88%, 05/15/2034*	200,000	179,064

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	$ 7,000,000	$ 6,536,295
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,483,417
		66,606,376
Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	400,000	396,637
5.75%, 03/01/2027*	825,000	825,348
6.63%, 02/01/2032*	450,000	462,582
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029*	475,000	492,575
7.25%, 07/15/2032*	100,000	105,430
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,769,024
3.60%, 09/01/2032	2,970,000	2,691,573
4.80%, 05/03/2029	980,000	987,212
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	197,830
CNX Midstream Partners LP
4.75%, 04/15/2030*	950,000	897,426
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	1,260,000	1,221,566
DT Midstream, Inc.
4.38%, 06/15/2031*	675,000	642,466
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,131,350
Enbridge, Inc.
5.55%, 06/20/2035	3,335,000	3,366,632
5.63%, 04/05/2034	3,315,000	3,392,325
Energy Transfer LP
5.15%, 03/15/2045	3,513,000	3,075,802
5.55%, 05/15/2034	1,450,000	1,462,568
5.95%, 05/15/2054	1,500,000	1,417,838
Hess Midstream Operations LP
5.13%, 06/15/2028*	400,000	397,939
5.88%, 03/01/2028*	225,000	228,704
6.50%, 06/01/2029*	175,000	180,268
MPLX LP
4.00%, 03/15/2028	850,000	838,407
4.50%, 04/15/2038	3,150,000	2,780,776
5.20%, 03/01/2047	2,750,000	2,384,640
5.20%, 12/01/2047	2,740,000	2,375,096
Northriver Midstream Finance LP
6.75%, 07/15/2032*	725,000	738,138
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,512,691
5.20%, 07/15/2048	2,825,000	2,442,367
Rockies Express Pipeline LLC
6.75%, 03/15/2033*	650,000	675,221
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,641,129
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,255,813
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	375,000	385,782
Western Midstream Operating LP
4.05%, 02/01/2030	100,000	96,045
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Williams Cos., Inc.
4.90%, 01/15/2045	$ 3,460,000	$ 3,038,735
5.30%, 09/30/2035	2,975,000	2,962,196
		50,470,131
REITS — 2.3%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,403,126
3.95%, 01/15/2028	2,110,000	2,079,977
American Tower Corp.
5.45%, 02/15/2034	3,300,000	3,379,023
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,697,692
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,552,801
3.25%, 01/15/2051	3,185,000	2,088,830
3.80%, 02/15/2028	3,560,000	3,489,446
DOC DR LLC
4.30%, 03/15/2027	1,590,000	1,582,430
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,625,522
Iron Mountain, Inc.
6.25%, 01/15/2033*	175,000	177,989
7.00%, 02/15/2029*	975,000	1,001,594
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	350,000	357,404
6.50%, 06/15/2033*	100,000	102,408
7.25%, 07/15/2028*	200,000	206,247
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,551,297
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,142,795
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,720,635
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,740,057
4.65%, 07/15/2030	2,000,000	1,987,956
XHR LP
6.63%, 05/15/2030*	675,000	686,054
		35,573,283
Retail — 2.5%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,125,000	1,042,326
4.38%, 01/15/2028*	825,000	806,180
5.63%, 09/15/2029*	175,000	176,044
6.13%, 06/15/2029*	125,000	127,759
Academy, Ltd.
6.00%, 11/15/2027*	575,000	573,784
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,698,567
3.90%, 04/15/2030	2,450,000	2,221,616
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	375,000	360,321
4.75%, 03/01/2030	125,000	120,053
5.00%, 02/15/2032*	325,000	307,418
AutoZone, Inc.
5.40%, 07/15/2034	4,685,000	4,785,734
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,533,682
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	775,000	726,862

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Gap, Inc.
3.63%, 10/01/2029*	$ 400,000	$ 369,121
Group 1 Automotive, Inc.
6.38%, 01/15/2030*	725,000	738,459
GYP Holdings III Corp.
4.63%, 05/01/2029*	850,000	858,101
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	3,048,027
3.25%, 04/15/2032	3,075,000	2,836,922
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	250,000	248,758
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	925,000	978,021
Patrick Industries, Inc.
6.38%, 11/01/2032*	900,000	900,600
QXO Building Products, Inc.
6.75%, 04/30/2032*	650,000	669,353
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/2032	600,000	615,800
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	275,000	258,272
5.88%, 03/01/2027	625,000	622,854
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,854,088
White Cap Buyer LLC
6.88%, 10/15/2028*	1,175,000	1,171,822
		37,650,544
Semiconductors — 2.3%
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,887,443
3.42%, 04/15/2033*	3,000,000	2,713,849
3.75%, 02/15/2051*	960,000	718,101
5.20%, 07/15/2035	1,690,000	1,697,997
Entegris, Inc.
4.75%, 04/15/2029*	250,000	244,884
5.95%, 06/15/2030*	800,000	807,167
Intel Corp.
5.15%, 02/21/2034	2,090,000	2,067,278
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,196,588
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,224,932
4.00%, 03/15/2029	3,790,000	3,754,438
Microchip Technology, Inc.
5.05%, 03/15/2029	1,570,000	1,587,736
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,753,023
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,275,645
3.25%, 05/20/2027	6,589,000	6,489,152
Synaptics, Inc.
4.00%, 06/15/2029*	400,000	377,634
		35,795,867
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,404,802
Security Description	Shares or Principal Amount	Value

Software — 3.5%
Adobe, Inc.
2.15%, 02/01/2027	$ 1,275,000	$ 1,238,069
AppLovin Corp.
5.50%, 12/01/2034	2,050,000	2,073,530
5.95%, 12/01/2054	2,100,000	2,046,163
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	1,100,000	1,081,357
Capstone Borrower, Inc.
8.00%, 06/15/2030*	925,000	961,279
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	479,695
8.25%, 06/30/2032*	175,000	186,345
9.00%, 09/30/2029*	1,450,000	1,500,548
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026*	375,000	372,211
6.50%, 10/15/2028*	450,000	447,516
CoreWeave, Inc.
9.00%, 02/01/2031*	100,000	99,574
9.25%, 06/01/2030*	500,000	502,525
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	450,000	460,299
Elastic NV
4.13%, 07/15/2029*	750,000	713,305
Ellucian Holdings, Inc.
6.50%, 12/01/2029*	525,000	531,833
Fair Isaac Corp.
6.00%, 05/15/2033*	225,000	226,057
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,162,938
Open Text Corp.
3.88%, 02/15/2028*	550,000	529,380
6.90%, 12/01/2027*	200,000	206,503
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	23,433
Oracle Corp.
3.60%, 04/01/2050	4,300,000	2,952,680
3.95%, 03/25/2051	3,000,000	2,179,306
6.15%, 11/09/2029	2,130,000	2,258,781
6.25%, 11/09/2032	2,850,000	3,067,876
Rocket Software, Inc.
6.50%, 02/15/2029*	1,100,000	1,069,543
9.00%, 11/28/2028*	125,000	128,994
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,157,219
3.80%, 12/15/2026	1,225,000	1,213,796
3.85%, 12/15/2025	3,510,000	3,500,591
4.20%, 09/15/2028	955,000	947,504
Salesforce, Inc.
1.50%, 07/15/2028	172,000	159,896
1.95%, 07/15/2031	9,500,000	8,300,663
SS&C Technologies, Inc.
5.50%, 09/30/2027*	775,000	775,169
6.50%, 06/01/2032*	225,000	231,354
UKG, Inc.
6.88%, 02/01/2031*	1,100,000	1,129,332
VMware LLC
2.20%, 08/15/2031	5,885,000	5,095,054
		53,010,318
Telecommunications — 5.1%
America Movil SAB de CV
5.00%, 01/20/2033	4,500,000	4,478,895

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
AT&T, Inc.
1.70%, 03/25/2026	$ 4,500,000	$ 4,418,339
2.25%, 02/01/2032	2,300,000	1,973,901
2.55%, 12/01/2033	6,999,000	5,835,648
3.30%, 02/01/2052	6,265,000	4,087,860
3.50%, 06/01/2041	3,200,000	2,502,495
3.50%, 02/01/2061	1,673,000	1,068,422
3.80%, 12/01/2057	4,261,000	2,959,972
3.85%, 06/01/2060	2,125,000	1,468,614
5.15%, 03/15/2042	1,500,000	1,402,055
5.30%, 08/15/2058	1,875,000	1,615,319
6.38%, 03/01/2041	3,500,000	3,724,149
Corning, Inc.
4.75%, 03/15/2042	1,100,000	986,940
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	2,027,918
5.30%, 02/15/2034	3,175,000	3,178,058
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,597,322
3.40%, 10/15/2052	8,000,000	5,336,176
5.15%, 04/15/2034	3,835,000	3,858,340
5.50%, 01/15/2055	2,050,000	1,932,604
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,197,429
3.40%, 03/22/2041	6,165,000	4,753,247
4.13%, 08/15/2046	5,545,000	4,425,102
4.50%, 08/10/2033	3,000,000	2,901,465
Viavi Solutions, Inc.
3.75%, 10/01/2029*	375,000	346,798
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	205,005
Vodafone Group PLC
5.75%, 06/28/2054	6,775,000	6,470,435
		77,752,508
Transportation — 1.8%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,280,898
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,022,232
4.70%, 05/01/2048	2,710,000	2,378,694
7.13%, 10/15/2031	2,950,000	3,320,103
FedEx Corp.
3.10%, 08/05/2029*	1,220,000	1,151,330
4.05%, 02/15/2048*	1,320,000	971,691
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,932,565
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,539,822
2.97%, 09/16/2062	3,025,000	1,746,626
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,577,729
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	700,000	726,219
		27,647,909
Total Corporate Bonds & Notes (cost $1,451,701,480)		1,369,156,719
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.5%
U.S. Government — 4.5%
United States Treasury Bonds
4.25%, 08/15/2054	18,900,000	16,998,188
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes
3.88%, 08/15/2034	$22,525,000	$ 21,791,178
4.63%, 02/15/2035	30,000,000	30,651,562
Total U.S. Government & Agency Obligations (cost $72,813,527)		69,440,928
COMMON STOCKS — 0.0%
Media — 0.0%
Audacy, Inc., Class A†(2)(3) (cost $628,458)	934	18,671
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00% †	650,000	2,080
Lehman Brothers Holdings, Inc. Class D 5.67% †(2)	30,000	300
Total Escrows and Litigation Trusts (cost $1,211,640)		2,380
WARRANTS — 0.0%
Media — 0.0%
Audacy, Inc. Expires 09/30/2028†(2)(3)	189	2
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028†(2)(3)	1,132	11
Total Warrants (cost $377)		13
Total Long-Term Investment Securities (cost $1,526,355,482)		1,438,618,711
SHORT-TERM INVESTMENTS — 5.1%
Unaffiliated Investment Companies — 5.1%
State Street Institutional US Government Money Market Fund, Investor Class 4.17%(4) (cost $78,766,004)	78,766,004	78,766,004
TOTAL INVESTMENTS (cost $1,605,121,486)(5)	99.0%	1,517,384,715
Other assets less liabilities	1.0	15,219,550
NET ASSETS	100.0%	$1,532,604,265
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $264,642,190 representing 17.3% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

(2)	Securities classified as Level 3 (see Note 2).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Audacy, Inc., Class A
	10/24/2019	75	$50,433
	12/10/2019	112	75,650
	03/10/2021	336	224,993
	04/28/2021	262	176,516
	05/27/2021	149	100,866
		934	628,458	$18,671	$19.99	0.0%
Warrants
Audacy, Inc.
	10/24/2019	15	5
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants (continued)
	12/10/2019	23	$8
	03/10/2021	68	22
	04/28/2021	53	18
	05/27/2021	30	10
		189	63	$2	$0.01	0.0%
Audacy, Inc. (Black-Scholes Protection)
	10/24/2019	91	25
	12/10/2019	136	38
	03/10/2021	407	113
	04/28/2021	317	88
	05/27/2021	181	50
		1,132	314	11	0.01	0.0
				$18,684		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(4)	The rate shown is the 7-day yield as of July 31, 2025.
(5)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
70	Long	U.S. Treasury Long Bonds	September 2025	$ 7,790,299	$ 7,993,125	$202,826
125	Long	U.S. Treasury Ultra 10 Year Notes	September 2025	14,121,321	14,134,765	13,444
						$216,270
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,369,156,719	$—	$1,369,156,719
U.S. Government & Agency Obligations	—	69,440,928	—	69,440,928
Common Stocks	—	—	18,671	18,671
Escrows and Litigation Trusts	—	2,080	300	2,380
Warrants	—	—	13	13
Short-Term Investments	78,766,004	—	—	78,766,004
Total Investments at Value	$78,766,004	$1,438,599,727	$18,984	$1,517,384,715
Other Financial Instruments:†
Futures Contracts	$216,270	$—	$—	$216,270
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.5%
Australia — 1.3%
Aristocrat Leisure, Ltd.	8,069	$ 363,195
Brambles, Ltd.	19,415	298,326
CAR Group, Ltd.	11,903	292,056
Coles Group, Ltd.	14,511	193,411
GPT Group	100,085	328,030
Macquarie Group, Ltd.	3,167	442,428
National Storage REIT	236,287	364,440
Northern Star Resources, Ltd.	19,287	192,987
Rio Tinto, Ltd.	7,249	520,362
Sonic Healthcare, Ltd.	13,618	241,632
Steadfast Group, Ltd.	73,043	279,299
Treasury Wine Estates, Ltd.	47,307	230,142
Westpac Banking Corp.	17,306	376,136
Whitehaven Coal, Ltd.	73,808	305,467
		4,427,911
Belgium — 0.7%
Anheuser-Busch InBev SA NV	10,500	615,906
KBC Group NV	5,300	554,997
UCB SA	5,100	1,108,441
Warehouses De Pauw CVA	7,400	173,289
		2,452,633
Bermuda — 0.2%
Axalta Coating Systems, Ltd.†	19,900	563,568
Canada — 3.1%
Agnico Eagle Mines, Ltd.	4,300	533,807
Alimentation Couche-Tard, Inc.	7,200	374,134
Bank of Montreal	6,700	739,534
Bombardier, Inc., Class B†	2,200	256,534
Brookfield Asset Management, Ltd., Class A	3,100	191,155
Brookfield Corp.	5,900	395,193
Cameco Corp.	5,000	375,397
Canadian Natural Resources, Ltd.	17,800	563,444
Celestica, Inc.†	900	179,928
Cenovus Energy, Inc.	17,200	261,798
Constellation Software, Inc.	200	689,994
First Quantum Minerals, Ltd.†	9,200	154,639
Franco-Nevada Corp.	1,900	302,662
GFL Environmental, Inc.	7,100	357,562
Imperial Oil, Ltd.	4,000	333,516
Intact Financial Corp.	1,500	310,046
North West Co., Inc.	5,000	171,622
Nutrien, Ltd.	2,100	124,597
RB Global, Inc.	3,400	368,145
Restaurant Brands International, Inc.	4,300	291,777
Royal Bank of Canada	7,400	949,514
Shopify, Inc., Class A†	5,300	647,850
South Bow Corp.	7,100	186,467
Sun Life Financial, Inc.	7,000	426,790
Teck Resources, Ltd., Class B	2,600	84,309
Thomson Reuters Corp.	1,400	280,970
Toronto-Dominion Bank	9,900	721,065
Wheaton Precious Metals Corp.	3,400	310,947
		10,583,396
Denmark — 0.4%
DSV A/S	900	201,514
Novo Nordisk A/S, Class B	25,000	1,202,079
		1,403,593
Security Description	Shares or Principal Amount	Value

Finland — 0.3%
Fortum Oyj	13,900	$ 255,230
Nokia Oyj	59,300	242,811
Sampo Oyj, Class A	26,900	289,055
UPM-Kymmene Oyj	13,000	337,510
		1,124,606
France — 2.5%
Air Liquide SA	3,200	631,038
Amundi SA*	1,500	111,353
AXA SA	20,200	983,869
BNP Paribas SA	8,800	804,007
Cie de Saint-Gobain SA	3,600	412,064
Cie Generale des Etablissements Michelin SCA	9,400	335,335
Danone SA	11,500	943,338
Dassault Aviation SA	300	93,259
EssilorLuxottica SA	1,100	327,136
Hermes International S.C.A.	200	490,944
Legrand SA	2,200	326,257
LVMH Moet Hennessy Louis Vuitton SE	300	161,714
Orange SA	23,100	351,797
Pernod Ricard SA	3,100	319,668
Safran SA	1,600	528,604
Schneider Electric SE	3,900	1,015,867
SEB SA	800	58,795
Thales SA	1,400	376,733
Vallourec SACA	19,200	359,012
		8,630,790
Germany — 2.9%
adidas AG	1,600	306,846
Allianz SE	2,400	950,939
Auto1 Group SE*†	6,000	181,451
Bayerische Motoren Werke AG	3,100	296,744
Daimler Truck Holding AG	4,300	210,174
Deutsche Post AG	8,800	396,179
Deutsche Telekom AG	27,500	987,936
E.ON SE	23,100	420,601
Fresenius SE & Co. KGaA	10,000	479,075
Hannover Rueck SE	800	243,212
Heidelberg Materials AG	1,400	323,530
LEG Immobilien SE	3,700	294,515
Merck KGaA	3,000	377,623
Muenchener Rueckversicherungs-Gesellschaft AG	300	197,062
Rheinmetall AG	300	594,165
RWE AG	4,700	192,608
SAP SE	6,700	1,917,626
Siemens AG	4,100	1,052,289
Siemens Energy AG†	4,700	547,091
		9,969,666
Hong Kong — 0.4%
AIA Group, Ltd.	99,000	925,682
HKT Trust & HKT, Ltd.	108,000	170,048
Hong Kong Exchanges & Clearing, Ltd.	5,200	282,853
		1,378,583
Ireland — 2.3%
AIB Group PLC	29,700	235,561
CRH PLC	6,500	620,425
Eaton Corp. PLC	4,500	1,731,240
Flutter Entertainment PLC†	4,400	1,329,944
James Hardie Industries PLC CDI†	12,864	341,512
Kingspan Group PLC	5,900	489,158
Linde PLC	2,500	1,150,650

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Smurfit WestRock PLC	1,000	$ 44,380
Smurfit WestRock PLC (LSE)	16,300	736,209
Trane Technologies PLC	2,600	1,139,008
		7,818,087
Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR†	26,900	415,605
Italy — 0.9%
Intesa Sanpaolo SpA	130,200	786,753
Pirelli & C SpA*	40,800	275,641
Prysmian SpA	6,500	522,064
Recordati Industria Chimica e Farmaceutica SpA	8,000	460,132
UniCredit SpA	11,500	848,191
		2,892,781
Japan — 5.1%
Advantest Corp.	2,300	157,858
Ajinomoto Co., Inc.	20,700	549,758
Asahi Group Holdings, Ltd.	29,500	375,401
Canon, Inc.	10,300	293,700
Chiba Bank, Ltd.	40,600	382,577
Daiichi Sankyo Co., Ltd.	22,400	552,573
Ebara Corp.	11,900	220,955
Fast Retailing Co., Ltd.	1,700	522,851
Fuji Electric Co., Ltd.	3,900	195,957
FUJIFILM Holdings Corp.	31,000	648,780
Hikari Tsushin, Inc.	700	189,019
Hitachi, Ltd.	44,500	1,386,051
Hoshizaki Corp.	4,800	165,294
Hulic Co., Ltd.	24,000	230,053
Ibiden Co., Ltd.	5,100	218,475
Inpex Corp.	18,600	264,877
Isuzu Motors, Ltd.	21,500	277,661
ITOCHU Corp.	10,300	541,843
Kawasaki Heavy Industries, Ltd.	2,400	176,976
Kuraray Co., Ltd.	11,400	142,009
LY Corp.	161,100	592,908
Marubeni Corp.	12,800	264,233
Mitsubishi Estate Co., Ltd.	18,900	355,440
Mitsubishi Heavy Industries, Ltd.	18,800	452,546
Mizuho Financial Group, Inc.	27,600	820,313
NEC Corp.	8,500	247,954
NIDEC Corp.	14,300	276,233
Nintendo Co., Ltd.	7,600	639,549
ORIX Corp.	19,700	444,164
Pan Pacific International Holdings Corp.	11,500	386,562
Panasonic Holdings Corp.	32,400	309,497
Renesas Electronics Corp.	8,600	106,416
SCSK Corp.	6,700	209,442
SMC Corp.	600	209,682
SoftBank Group Corp.	2,300	180,126
Sony Group Corp.	11,400	278,348
Sumitomo Corp.	9,500	243,170
Sumitomo Electric Industries, Ltd.	28,100	700,264
Sumitomo Heavy Industries, Ltd.	15,800	352,671
Sumitomo Mitsui Financial Group, Inc.	37,700	963,750
TIS, Inc.	3,700	118,655
Tokio Marine Holdings, Inc.	5,900	239,600
Tokyo Electron, Ltd.	2,200	398,714
Toyota Motor Corp.	42,500	759,955
ZOZO, Inc.	11,000	109,052
		17,151,912
Security Description	Shares or Principal Amount	Value

Jersey — 0.1%
Glencore PLC	115,100	$ 463,241
Luxembourg — 0.1%
Spotify Technology SA†	800	501,232
Netherlands — 1.1%
Argenx SE†	1,400	949,660
ASM International NV	900	439,076
ASML Holding NV	700	489,769
ASR Nederland NV	4,600	306,362
Ferrari NV	500	219,852
Prosus NV	15,500	888,675
Universal Music Group NV	8,300	240,398
Wolters Kluwer NV	2,400	374,405
		3,908,197
Norway — 0.1%
Equinor ASA	11,500	297,770
Portugal — 0.1%
Jeronimo Martins SGPS SA	7,900	192,931
Singapore — 0.4%
Sea, Ltd. ADR†	2,200	344,630
Singapore Telecommunications, Ltd.	88,000	262,970
United Overseas Bank, Ltd.	18,400	512,859
Yangzijiang Shipbuilding Holdings, Ltd.	48,500	95,625
		1,216,084
Spain — 0.7%
Aena SME SA*	5,400	145,404
Banco Santander SA	109,300	939,989
Bankinter SA	25,900	369,463
CaixaBank SA	96,400	907,596
		2,362,452
Sweden — 0.3%
Assa Abloy AB, Class B	15,000	496,156
Atlas Copco AB, Class A	8,700	132,776
Indutrade AB	4,600	112,025
Investor AB, Class B	13,500	392,344
		1,133,301
Switzerland — 1.6%
Alcon AG	7,890	697,642
Amrize, Ltd.†	9,440	477,201
Cie Financiere Richemont SA, Class A	3,600	591,247
Coca-Cola HBC AG	3,000	156,338
DSM-Firmenich AG	1,600	154,327
Holcim AG	8,790	703,200
Roche Holding AG	1,020	322,859
Schindler Holding AG (Participation Certificate)	1,100	399,778
UBS Group AG	24,740	927,160
Zurich Insurance Group AG	1,250	856,571
		5,286,323
United Kingdom — 4.4%
3i Group PLC	5,700	312,475
Admiral Group PLC	6,500	293,409
Anglo American PLC	4,200	119,144
Antofagasta PLC	6,400	158,647
AstraZeneca PLC	9,000	1,345,953
Aviva PLC	22,200	190,159
BAE Systems PLC	15,500	369,280
Barratt Redrow PLC	36,200	178,848
British American Tobacco PLC	3,700	197,411

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Burberry Group PLC†	11,200	$ 190,881
Compass Group PLC	13,000	457,539
Diageo PLC	13,600	332,814
Games Workshop Group PLC	900	193,620
GSK PLC	30,500	571,168
Halma PLC	4,600	197,559
HSBC Holdings PLC	103,300	1,258,913
Imperial Brands PLC	18,400	717,821
Lloyds Banking Group PLC	542,000	556,886
National Grid PLC	52,200	730,742
NatWest Group PLC	37,100	258,209
Prudential PLC	29,100	370,397
RELX PLC	14,300	743,325
Rolls-Royce Holdings PLC	33,200	470,025
Royalty Pharma PLC, Class A	41,900	1,541,920
Shell PLC	41,200	1,475,076
SSE PLC	15,000	366,183
Standard Chartered PLC	21,200	380,910
Tesco PLC	22,100	124,159
Unilever PLC	11,900	692,750
		14,796,223
United States — 66.4%
AES Corp.	63,500	835,025
Affirm Holdings, Inc.†	15,800	1,083,248
Alnylam Pharmaceuticals, Inc.†	3,400	1,333,616
Alphabet, Inc., Class A	10,800	2,072,520
Alphabet, Inc., Class C	36,800	7,097,248
Amazon.com, Inc.†	43,400	10,160,374
American Financial Group, Inc.	9,200	1,149,080
American Tower Corp.	7,000	1,458,730
Amphenol Corp., Class A	13,900	1,480,489
Antero Resources Corp.†	26,900	939,617
Apollo Global Management, Inc.	7,700	1,118,964
Apple, Inc.	58,100	12,059,817
AppLovin Corp., Class A†	3,500	1,367,450
Arista Networks, Inc.†	10,400	1,281,488
Arthur J. Gallagher & Co.	3,400	976,650
Ball Corp.	12,500	715,750
Bank of America Corp.	58,200	2,751,114
Block, Inc.†	12,100	934,846
Blue Owl Capital, Inc.	48,900	946,215
Boeing Co.†	4,600	1,020,464
Boston Scientific Corp.†	9,400	986,248
Brady Corp., Class A	11,600	818,612
Broadcom, Inc.	16,900	4,963,530
Camden Property Trust	6,400	698,880
Carlisle Cos., Inc.	2,700	957,717
Carpenter Technology Corp.	1,700	423,963
Cavco Industries, Inc.†	1,800	726,606
Charles Schwab Corp.	15,700	1,534,361
Chart Industries, Inc.†	3,500	695,905
Cigna Group	3,600	962,568
Cisco Systems, Inc.	35,100	2,389,608
Citigroup, Inc.	20,800	1,948,960
Coca-Cola Co.	31,400	2,131,746
Coinbase Global, Inc., Class A†	2,200	831,072
Comcast Corp., Class A	38,300	1,272,709
Constellation Brands, Inc., Class A	6,100	1,018,944
Constellation Energy Corp.	3,400	1,182,656
Crown Holdings, Inc.	7,300	725,328
CVS Health Corp.	22,400	1,391,040
Security Description	Shares or Principal Amount	Value

United States (continued)
Cytokinetics, Inc.†	24,300	$ 914,652
Datadog, Inc., Class A†	6,600	923,868
Dell Technologies, Inc., Class C	8,600	1,141,134
Dick's Sporting Goods, Inc.	5,100	1,078,701
East West Bancorp, Inc.	5,700	571,425
Edison International	17,000	886,040
Eli Lilly & Co.	5,100	3,774,357
Emerson Electric Co.	5,000	727,550
Ensign Group, Inc.	5,000	750,000
Estee Lauder Cos., Inc., Class A	11,200	1,045,408
Exelon Corp.	14,700	660,618
Exxon Mobil Corp.	40,200	4,487,928
GE HealthCare Technologies, Inc.	11,600	827,312
GE Vernova, Inc.	2,400	1,584,696
Gen Digital, Inc.	25,900	763,791
General Dynamics Corp.	3,400	1,059,474
General Electric Co.	7,800	2,114,424
Gilead Sciences, Inc.	19,900	2,234,571
GlobalFoundries, Inc.†	18,400	687,976
Hartford Insurance Group, Inc.	7,300	908,047
Hasbro, Inc.	9,100	683,956
Hilton Worldwide Holdings, Inc.	4,200	1,125,936
Howmet Aerospace, Inc.	5,800	1,042,666
Huntington Bancshares, Inc.	42,300	694,989
Insulet Corp.†	3,100	894,040
International Business Machines Corp.	6,600	1,670,790
Intuit, Inc.	2,200	1,727,286
J.M. Smucker Co.	8,700	933,858
Jabil, Inc.	4,300	959,631
JPMorgan Chase & Co.	4,800	1,421,952
Kenvue, Inc.	36,400	780,416
Keurig Dr Pepper, Inc.	44,300	1,446,395
KeyCorp	49,700	890,624
Kodiak Gas Services, Inc.	30,400	982,832
Kyndryl Holdings, Inc.†	23,700	895,149
Leidos Holdings, Inc.	6,400	1,021,760
Lowe's Cos., Inc.	8,000	1,788,560
M&T Bank Corp.	5,400	1,018,980
Macerich Co.	50,600	845,526
Marvell Technology, Inc.	14,000	1,125,180
Mastercard, Inc., Class A	5,100	2,888,997
MercadoLibre, Inc.†	500	1,186,945
Merck & Co., Inc.	9,200	718,704
Merit Medical Systems, Inc.†	7,400	627,964
Meta Platforms, Inc., Class A	10,500	8,121,120
Micron Technology, Inc.	8,600	938,604
Microsoft Corp.	32,900	17,552,150
Molina Healthcare, Inc.†	2,300	363,101
Morgan Stanley	8,700	1,239,402
Motorola Solutions, Inc.	2,600	1,141,348
Netflix, Inc.†	1,500	1,739,100
NVIDIA Corp.	115,200	20,490,624
ON Semiconductor Corp.†	15,600	879,216
Ovintiv, Inc.	11,800	485,924
Palo Alto Networks, Inc.†	7,000	1,215,200
Parker-Hannifin Corp.	1,300	951,470
Paycom Software, Inc.	4,600	1,065,084
PG&E Corp.	67,300	943,546
Philip Morris International, Inc.	14,400	2,362,320
Procter & Gamble Co.	13,100	1,971,157
PulteGroup, Inc.	9,800	1,106,616
ROBLOX Corp., Class A†	12,100	1,667,259
Salesforce, Inc.	2,400	619,992

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Sempra	10,700	$ 873,976
Service Corp. International	12,000	915,720
Snowflake, Inc.†	3,500	782,250
Soleno Therapeutics, Inc.†	8,600	743,642
State Street Corp.	11,900	1,329,825
Steel Dynamics, Inc.	5,000	637,800
Sun Communities, Inc.	9,200	1,141,076
TD SYNNEX Corp.	6,000	866,340
Tesla, Inc.†	3,600	1,109,772
Thermo Fisher Scientific, Inc.	3,000	1,403,040
T-Mobile US, Inc.	3,600	858,276
Toast, Inc., Class A†	19,200	937,728
TransDigm Group, Inc.	1,000	1,608,460
Uber Technologies, Inc.†	5,700	500,175
Ultragenyx Pharmaceutical, Inc.†	19,400	530,008
US Bancorp	27,500	1,236,400
Veeva Systems, Inc., Class A†	4,400	1,250,480
Ventas, Inc.	14,200	953,956
Verizon Communications, Inc.	37,700	1,612,052
Visa, Inc., Class A	10,000	3,454,700
Walmart, Inc.	12,300	1,205,154
Walt Disney Co.	10,900	1,298,299
Wells Fargo & Co.	27,200	2,193,136
Western Digital Corp.	16,500	1,298,385
Westinghouse Air Brake Technologies Corp.	3,900	748,995
		225,301,144
Total Long-Term Investment Securities (cost $266,646,082)		324,272,029
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 4.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 07/31/2025, to be repurchased 08/01/2025 in the amount of $14,839,174 and collateralized by $15,330,400 of United States Treasury Bonds, bearing interest at 4.75% due 05/15/2055 and having an approximate value of $15,135,489 (cost $14,838,613)	$14,838,613	$ 14,838,613
TOTAL INVESTMENTS (cost $281,484,695)(1)	99.9%	339,110,642
Other assets less liabilities	0.1	430,467
NET ASSETS	100.0%	$339,541,109
^	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® Global Equities Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $713,849 representing 0.2% of net assets.
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange

Industry Allocation*
Internet	10.5%
Banks	9.1
Semiconductors	8.9
Software	8.8
Computers	5.6
Repurchase Agreements	4.4
Pharmaceuticals	3.5
Diversified Financial Services	3.4
Insurance	3.1
Aerospace/Defense	2.8
Telecommunications	2.8
Oil & Gas	2.7
Biotechnology	2.6
Electric	2.1
Beverages	2.0
Healthcare-Products	1.9
Retail	1.8
Commercial Services	1.7
Electronics	1.7
REITS	1.6
Building Materials	1.3
Cosmetics/Personal Care	1.3
Electrical Components & Equipment	1.3
Machinery-Construction & Mining	1.2
Miscellaneous Manufacturing	1.0
Agriculture	1.0
Food	1.0
Auto Manufacturers	0.9
Media	0.9
Healthcare-Services	0.8
Mining	0.7

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Industry Allocation*(continued)
Chemicals	0.7%
Packaging & Containers	0.6
Machinery-Diversified	0.6
Entertainment	0.6
Home Builders	0.5
Toys/Games/Hobbies	0.5
Auto Parts & Equipment	0.4
Apparel	0.4
Distribution/Wholesale	0.4
Lodging	0.3
Iron/Steel	0.3
Oil & Gas Services	0.3
Real Estate	0.3
Home Furnishings	0.2
Private Equity	0.2
Transportation	0.2
Hand/Machine Tools	0.2
Food Service	0.1
Investment Companies	0.1
Metal Fabricate/Hardware	0.1
Environmental Control	0.1
Forest Products & Paper	0.1
Coal	0.1
Office/Business Equipment	0.1
Pipelines	0.1
99.9%

^	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$324,272,029	$—	$—	$324,272,029
Repurchase Agreements	—	14,838,613	—	14,838,613
Total Investments at Value	$324,272,029	$14,838,613	$—	$339,110,642
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Austria — 1.4%
Erste Group Bank AG	40,822	$ 3,752,506
Canada — 7.8%
Brookfield Asset Management, Ltd., Class A	68,784	4,241,909
Constellation Software, Inc.	1,229	4,240,014
Shopify, Inc., Class A†	41,103	5,023,198
Thomson Reuters Corp.	16,504	3,312,235
Waste Connections, Inc.	21,304	3,978,202
		20,795,558
China — 3.1%
Tencent Holdings, Ltd.	118,813	8,324,478
Denmark — 1.6%
DSV A/S	18,694	4,185,661
France — 8.9%
Air Liquide SA	20,904	4,122,254
Cie de Saint-Gobain SA	36,204	4,143,993
Hermes International S.C.A.	1,606	3,942,280
Safran SA	15,991	5,283,063
Schneider Electric SE	23,279	6,063,685
		23,555,275
Germany — 14.0%
Commerzbank AG	128,700	4,705,791
Deutsche Boerse AG	13,191	3,825,110
Heidelberg Materials AG	20,960	4,843,707
MTU Aero Engines AG	8,588	3,706,595
Muenchener Rueckversicherungs-Gesellschaft AG	6,068	3,985,914
Rheinmetall AG	2,031	4,022,500
SAP SE	23,176	6,633,268
Siemens Energy AG†	45,666	5,315,630
		37,038,515
India — 7.9%
Bharti Airtel, Ltd.	183,378	4,002,554
HDFC Bank, Ltd.	209,509	4,826,429
ICICI Bank, Ltd.	266,860	4,524,195
InterGlobe Aviation, Ltd.*†	52,700	3,546,773
Larsen & Toubro, Ltd.	95,574	3,958,849
		20,858,800
Ireland — 5.5%
CRH PLC	35,900	3,409,823
Eaton Corp. PLC	10,226	3,934,147
Linde PLC	6,871	3,162,446
Trane Technologies PLC	9,051	3,965,062
		14,471,478
Israel — 2.9%
Bank Hapoalim BM	202,390	3,812,610
Bank Leumi Le-Israel BM	202,322	3,755,945
		7,568,555
Japan — 4.1%
Hitachi, Ltd.	205,530	6,401,687
Mitsubishi Heavy Industries, Ltd.	190,932	4,596,042
		10,997,729
Luxembourg — 1.7%
Spotify Technology SA†	7,231	4,530,511
Mauritius — 1.4%
MakeMyTrip, Ltd.†	39,061	3,655,719
Security Description	Shares or Principal Amount	Value

Netherlands — 5.7%
ASM International NV	8,353	$ 4,075,118
Ferrari NV	8,266	3,634,594
Ferrovial SE	72,928	3,736,820
Wolters Kluwer NV	24,180	3,772,128
		15,218,660
Spain — 1.9%
Iberdrola SA	280,329	4,912,238
Switzerland — 4.2%
Amrize, Ltd.†	58,400	2,952,175
Holcim AG	45,556	3,644,480
Zurich Insurance Group AG	6,482	4,441,836
		11,038,491
Taiwan — 5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	346,217	13,455,456
United Kingdom — 9.6%
3i Group PLC	71,953	3,944,476
BAE Systems PLC	177,010	4,217,179
InterContinental Hotels Group PLC	30,414	3,520,169
London Stock Exchange Group PLC	29,431	3,599,181
RELX PLC	79,992	4,158,046
Rolls-Royce Holdings PLC	426,984	6,044,969
		25,484,020
United States — 12.7%
Arthur J. Gallagher & Co.	11,781	3,384,092
Broadcom, Inc.	15,218	4,469,527
Marsh & McLennan Cos., Inc.	17,215	3,429,228
Mastercard, Inc., Class A	6,502	3,683,188
MercadoLibre, Inc.†	1,563	3,710,390
Moody's Corp.	6,551	3,378,547
S&P Global, Inc.	6,291	3,466,970
Synopsys, Inc.†	6,975	4,418,453
Visa, Inc., Class A	10,416	3,598,416
		33,538,811
Total Common Stocks (cost $202,007,988)		263,382,461
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)	2,082	0
TOTAL INVESTMENTS (cost $202,007,988)(2)	99.5%	263,382,461
Other assets less liabilities	0.5	1,454,203
NET ASSETS	100.0%	$264,836,664
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® International Growth Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $3,546,773 representing 1.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Industry Allocation*
Banks	9.6%
Internet	9.5
Aerospace/Defense	8.8
Building Materials	8.7
Semiconductors	8.3
Diversified Financial Services	7.1
Machinery-Construction & Mining	6.1
Software	5.8
Insurance	5.8
Commercial Services	5.6
Electrical Components & Equipment	3.8
Engineering & Construction	2.9
Chemicals	2.7
Electric	1.9
Transportation	1.6
Telecommunications	1.5
Environmental Control	1.5
Private Equity	1.5
Apparel	1.5
Auto Manufacturers	1.4
Airlines	1.4
Lodging	1.3
Media	1.2
99.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$263,382,461	$—	$—	$263,382,461
Warrants	—	—	0	0
Total Investments at Value	$263,382,461	$—	$0	$263,382,461
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Internet — 1.1%
Zillow Group, Inc., Class C†	33,900	$ 2,696,745
Real Estate — 1.2%
Jones Lang LaSalle, Inc.†	10,800	2,919,888
Apartment REITS — 13.6%
Camden Property Trust	25,600	2,795,520
Essex Property Trust, Inc.	35,413	9,213,754
Invitation Homes, Inc.	270,700	8,296,955
Mid-America Apartment Communities, Inc.	49,500	7,050,285
UDR, Inc.	159,300	6,258,897
		33,615,411
Diversified REITS — 14.1%
American Tower Corp.	14,600	3,042,494
Digital Realty Trust, Inc.	40,900	7,216,396
Equinix, Inc.	31,300	24,575,821
		34,834,711
Health Care REITS — 15.5%
CareTrust REIT, Inc.	59,800	1,901,640
Ventas, Inc.	288,045	19,350,863
Welltower, Inc.	102,064	16,847,705
		38,100,208
Hotel REITS — 2.3%
Ryman Hospitality Properties, Inc.	58,400	5,551,504
Manufactured Homes REITS — 3.7%
Sun Communities, Inc.	72,500	8,992,175
Office Property REITS — 2.5%
Douglas Emmett, Inc.	409,800	6,212,568
Regional Malls REITS — 5.7%
Macerich Co.	368,400	6,155,964
Tanger, Inc.	266,900	8,012,338
		14,168,302
Security Description	Shares or Principal Amount	Value

Shopping Centers REITS — 6.3%
Acadia Realty Trust	13,400	$ 250,848
Curbline Properties Corp.	130,900	2,892,890
Federal Realty Investment Trust	54,200	4,995,072
SITE Centers Corp.	103,250	1,112,002
Urban Edge Properties	322,100	6,351,812
		15,602,624
Single Tenant REITS — 6.4%
Four Corners Property Trust, Inc.	305,900	7,720,916
NNN REIT, Inc.	194,200	8,012,692
		15,733,608
Storage REITS — 12.5%
CubeSmart	193,300	7,521,303
Iron Mountain, Inc.	107,900	10,505,144
Public Storage	47,300	12,862,762
		30,889,209
Warehouse/Industrial REITS — 14.8%
Americold Realty Trust, Inc.	219,000	3,521,520
Prologis, Inc.	227,860	24,330,891
Rexford Industrial Realty, Inc.	121,900	4,453,007
Terreno Realty Corp.	74,280	4,121,797
		36,427,215
TOTAL INVESTMENTS (cost $238,182,385)(1)	99.7%	245,744,168
Other assets less liabilities	0.3	833,833
NET ASSETS	100.0%	$246,578,001
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$245,744,168	$—	$—	$245,744,168
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 35.0%
Aerospace/Defense — 0.7%
Boeing Co.
5.15%, 05/01/2030	$ 200,000	$ 203,174
5.81%, 05/01/2050	100,000	96,509
5.93%, 05/01/2060	100,000	95,677
6.13%, 02/15/2033	200,000	211,286
6.30%, 05/01/2029	200,000	211,155
6.53%, 05/01/2034	200,000	217,682
6.86%, 05/01/2054	100,000	109,916
7.01%, 05/01/2064	50,000	55,176
General Dynamics Corp.
3.75%, 05/15/2028	400,000	396,470
General Electric Co.
4.30%, 07/29/2030	50,000	49,761
5.88%, 01/14/2038	150,000	159,827
L3Harris Technologies, Inc.
5.35%, 06/01/2034	200,000	203,718
5.40%, 07/31/2033	100,000	102,635
Lockheed Martin Corp.
4.40%, 08/15/2030	50,000	49,830
4.75%, 02/15/2034	100,000	99,086
5.20%, 02/15/2055	100,000	93,117
5.25%, 01/15/2033	100,000	103,172
5.90%, 11/15/2063	100,000	102,105
Northrop Grumman Corp.
4.90%, 06/01/2034	200,000	198,889
5.20%, 06/01/2054	100,000	92,632
RTX Corp.
3.03%, 03/15/2052	100,000	63,645
3.50%, 03/15/2027	200,000	197,259
4.63%, 11/16/2048	100,000	85,918
5.38%, 02/27/2053	100,000	95,070
5.40%, 05/01/2035	100,000	102,682
6.40%, 03/15/2054	100,000	108,904
7.50%, 09/15/2029	200,000	221,695
		3,726,990
Agriculture — 0.5%
Altria Group, Inc.
3.70%, 02/04/2051	100,000	68,922
4.80%, 02/14/2029	200,000	201,515
5.95%, 02/14/2049	200,000	197,718
6.20%, 11/01/2028	200,000	209,677
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	100,000	95,044
4.50%, 03/15/2049	100,000	84,607
BAT Capital Corp.
4.54%, 08/15/2047	100,000	81,067
6.00%, 02/20/2034	200,000	210,636
6.42%, 08/02/2033	200,000	216,846
Bunge, Ltd. Finance Corp.
4.20%, 09/17/2029	200,000	197,207
Philip Morris International, Inc.
4.88%, 02/13/2029	200,000	202,675
5.13%, 11/17/2027	200,000	203,061
5.38%, 02/15/2033	400,000	410,497
5.63%, 11/17/2029	200,000	208,706
6.38%, 05/16/2038	100,000	110,120
Reynolds American, Inc.
5.70%, 08/15/2035	200,000	203,884
5.85%, 08/15/2045	100,000	96,893
		2,999,075
Security Description	Shares or Principal Amount	Value

Airlines — 0.0%
United Airlines Pass-Through Trust
2.70%, 11/01/2033	$ 75,689	$ 67,695
5.45%, 08/15/2038	99,130	100,361
		168,056
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/2030	200,000	187,806
3.38%, 03/27/2050	100,000	70,556
		258,362
Auto Manufacturers — 0.8%
American Honda Finance Corp.
5.05%, 07/10/2031	200,000	203,082
5.65%, 11/15/2028	200,000	206,917
Cummins, Inc.
4.88%, 10/01/2043	200,000	187,183
Ford Motor Co.
3.25%, 02/12/2032	200,000	169,444
4.75%, 01/15/2043	100,000	77,502
5.29%, 12/08/2046	100,000	81,624
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	200,000	193,100
4.13%, 08/17/2027	200,000	194,847
4.95%, 05/28/2027	200,000	198,378
5.80%, 03/08/2029	200,000	200,375
General Motors Co.
5.15%, 04/01/2038	100,000	93,000
5.20%, 04/01/2045	100,000	86,972
6.25%, 10/02/2043	100,000	99,073
General Motors Financial Co., Inc.
2.70%, 06/10/2031	200,000	175,401
3.10%, 01/12/2032	200,000	176,505
4.35%, 01/17/2027	400,000	398,291
5.40%, 05/08/2027	200,000	202,608
5.80%, 06/23/2028	200,000	205,657
5.80%, 01/07/2029	200,000	206,199
Toyota Motor Credit Corp.
3.05%, 03/22/2027	200,000	196,018
5.25%, 09/11/2028	200,000	205,724
5.35%, 01/09/2035	200,000	204,802
5.55%, 11/20/2030	200,000	209,756
		4,172,458
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051	200,000	120,090
Lear Corp.
2.60%, 01/15/2032	200,000	172,147
		292,237
Banks — 7.7%
Banco Santander SA
4.38%, 04/12/2028	400,000	398,413
5.44%, 07/15/2031	200,000	207,367
5.55%, 03/14/2028	400,000	405,655
6.94%, 11/07/2033	200,000	225,320
Bank of America Corp.
2.48%, 09/21/2036	250,000	212,853
2.65%, 03/11/2032	250,000	224,046
2.68%, 06/19/2041	200,000	142,607
3.31%, 04/22/2042	200,000	152,830
3.42%, 12/20/2028	400,000	390,599
3.82%, 01/20/2028	400,000	395,703

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.08%, 03/20/2051	$ 200,000	$ 158,432
4.33%, 03/15/2050	200,000	165,644
4.44%, 01/20/2048	200,000	170,697
5.02%, 07/22/2033	200,000	202,089
5.20%, 04/25/2029	250,000	254,661
5.29%, 04/25/2034	200,000	203,746
5.47%, 01/23/2035	200,000	205,252
5.51%, 01/24/2036	200,000	204,945
5.52%, 10/25/2035	200,000	200,192
5.87%, 09/15/2034	200,000	210,695
Bank of Montreal
5.00%, 01/27/2029	200,000	202,685
Bank of New York Mellon Corp.
5.06%, 07/22/2032	200,000	203,937
5.83%, 10/25/2033	200,000	211,946
Bank of Nova Scotia
5.65%, 02/01/2034	200,000	209,588
Barclays PLC
4.95%, 01/10/2047	200,000	181,025
5.25%, 08/17/2045	200,000	189,764
5.34%, 09/10/2035	200,000	199,000
7.39%, 11/02/2028	400,000	423,029
Canadian Imperial Bank of Commerce
5.26%, 04/08/2029	200,000	205,205
Citibank, N.A.
5.57%, 04/30/2034	250,000	259,922
5.80%, 09/29/2028	250,000	260,395
Citigroup, Inc.
2.56%, 05/01/2032	250,000	221,337
3.67%, 07/24/2028	400,000	393,408
4.13%, 07/25/2028	250,000	247,845
4.41%, 03/31/2031	250,000	247,055
4.45%, 09/29/2027	300,000	299,158
4.65%, 07/30/2045	200,000	174,429
4.65%, 07/23/2048	200,000	172,588
5.45%, 06/11/2035	200,000	204,067
5.61%, 03/04/2056	200,000	195,137
6.02%, 01/24/2036	200,000	204,966
Citizens Financial Group, Inc.
2.50%, 02/06/2030	200,000	181,239
Cooperatieve Rabobank UA
4.49%, 10/17/2029	250,000	251,418
4.80%, 01/09/2029	250,000	253,818
Deutsche Bank AG
5.37%, 01/10/2029	400,000	406,663
5.40%, 09/11/2035	200,000	199,546
Fifth Third Bancorp
6.36%, 10/27/2028	200,000	208,037
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	400,000	387,356
2.62%, 04/22/2032	400,000	356,077
3.81%, 04/23/2029	400,000	392,613
3.85%, 01/26/2027	400,000	396,597
4.02%, 10/31/2038	200,000	174,790
4.22%, 05/01/2029	400,000	397,549
5.02%, 10/23/2035	400,000	394,529
5.56%, 11/19/2045	200,000	197,675
5.73%, 01/28/2056	200,000	200,841
6.75%, 10/01/2037	200,000	219,651
HSBC Holdings PLC
2.01%, 09/22/2028	400,000	379,008
2.80%, 05/24/2032	400,000	356,289
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.04%, 03/13/2028	$ 400,000	$ 396,176
4.95%, 03/31/2030	400,000	406,380
5.29%, 11/19/2030	400,000	408,391
5.79%, 05/13/2036	200,000	206,202
6.50%, 09/15/2037	200,000	213,631
7.40%, 11/13/2034	200,000	223,548
Huntington Bancshares, Inc.
5.71%, 02/02/2035	100,000	102,298
ING Groep NV
4.02%, 03/28/2028	200,000	198,395
4.05%, 04/09/2029	200,000	196,992
5.34%, 03/19/2030	200,000	204,926
JPMorgan Chase & Co.
2.96%, 05/13/2031	400,000	370,579
3.33%, 04/22/2052	200,000	138,962
3.78%, 02/01/2028	400,000	395,698
3.96%, 11/15/2048	200,000	159,055
4.01%, 04/23/2029	400,000	395,561
4.45%, 12/05/2029	400,000	399,618
4.85%, 07/25/2028	400,000	403,220
4.91%, 07/25/2033	200,000	201,206
4.95%, 10/22/2035	200,000	197,787
5.00%, 07/22/2030	400,000	406,789
5.14%, 01/24/2031	400,000	408,788
5.35%, 06/01/2034	200,000	205,162
5.58%, 04/22/2030	400,000	414,652
5.60%, 07/15/2041	200,000	204,648
5.72%, 09/14/2033	200,000	208,407
6.25%, 10/23/2034	200,000	217,037
6.40%, 05/15/2038	200,000	222,209
KeyCorp
2.55%, 10/01/2029	200,000	184,711
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/2027	600,000	589,543
4.38%, 03/01/2027	600,000	603,117
4.38%, 02/28/2034	400,000	401,335
Lloyds Banking Group PLC
4.34%, 01/09/2048	200,000	159,890
4.38%, 03/22/2028	400,000	398,431
5.46%, 01/05/2028	400,000	404,371
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028	250,000	251,519
Mitsubishi UFJ Financial Group, Inc.
1.64%, 10/13/2027	400,000	385,899
3.75%, 07/18/2039	200,000	171,619
5.13%, 07/20/2033	200,000	202,254
5.43%, 04/17/2035	200,000	204,052
Mizuho Financial Group, Inc.
5.75%, 07/06/2034	400,000	416,988
Morgan Stanley
2.48%, 09/16/2036	250,000	213,097
2.70%, 01/22/2031	250,000	230,394
4.21%, 04/20/2028	400,000	398,220
4.30%, 01/27/2045	200,000	170,398
4.65%, 10/18/2030	250,000	250,500
5.25%, 04/21/2034	200,000	203,233
5.32%, 07/19/2035	200,000	202,517
5.52%, 11/19/2055	200,000	195,924
5.59%, 01/18/2036	200,000	205,271
5.60%, 03/24/2051	200,000	197,469
6.38%, 07/24/2042	200,000	219,335
Morgan Stanley Bank, N.A.
4.45%, 10/15/2027	400,000	399,451

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.97%, 07/14/2028	$ 400,000	$ 403,967
Morgan Stanley Private Bank, N.A.
4.73%, 07/18/2031	100,000	100,451
NatWest Group PLC
5.08%, 01/27/2030	400,000	405,414
Oesterreichische Kontrollbank AG
4.75%, 05/21/2027	600,000	606,948
PNC Bank, N.A.
2.70%, 10/22/2029	300,000	278,495
4.05%, 07/26/2028	400,000	395,722
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	400,000	387,907
5.58%, 06/12/2029	400,000	412,440
Regions Financial Corp.
5.72%, 06/06/2030	200,000	206,695
Royal Bank of Canada
4.97%, 01/24/2029	400,000	404,621
4.97%, 08/02/2030	200,000	202,900
5.15%, 02/04/2031	200,000	203,967
Santander Holdings USA, Inc.
6.50%, 03/09/2029	200,000	208,223
Santander UK Group Holdings PLC
6.53%, 01/10/2029	200,000	208,242
State Street Corp.
4.54%, 02/28/2028	400,000	402,726
5.16%, 05/18/2034	200,000	203,695
Sumitomo Mitsui Financial Group, Inc.
5.72%, 09/14/2028	400,000	414,485
5.80%, 07/08/2046	100,000	99,311
5.84%, 07/09/2044	200,000	202,049
Toronto-Dominion Bank
4.11%, 06/08/2027	400,000	398,214
4.78%, 12/17/2029	200,000	201,990
5.52%, 07/17/2028	200,000	206,094
Truist Financial Corp.
4.87%, 01/26/2029	400,000	403,653
5.71%, 01/24/2035	200,000	206,943
UBS AG
5.65%, 09/11/2028	200,000	207,644
7.50%, 02/15/2028	250,000	268,559
US Bancorp
3.15%, 04/27/2027	400,000	392,433
5.05%, 02/12/2031	200,000	203,169
5.38%, 01/23/2030	200,000	205,432
5.68%, 01/23/2035	200,000	207,253
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	373,658
3.07%, 04/30/2041	100,000	75,416
3.35%, 03/02/2033	400,000	366,172
3.53%, 03/24/2028	400,000	393,662
3.90%, 05/01/2045	200,000	158,987
4.61%, 04/25/2053	200,000	170,685
5.01%, 04/04/2051	200,000	181,238
5.20%, 01/23/2030	400,000	408,520
5.24%, 01/24/2031	300,000	307,144
5.56%, 07/25/2034	400,000	412,766
5.57%, 07/25/2029	400,000	411,874
5.71%, 04/22/2028	400,000	407,801
Westpac Banking Corp.
5.54%, 11/17/2028	400,000	416,175
5.62%, 11/20/2035	200,000	201,699
		42,693,222
Security Description	Shares or Principal Amount	Value

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$ 100,000	$ 96,966
4.90%, 02/01/2046	200,000	182,851
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	200,000	192,322
4.44%, 10/06/2048	100,000	84,529
4.75%, 01/23/2029	200,000	202,947
5.45%, 01/23/2039	100,000	101,262
5.55%, 01/23/2049	200,000	196,617
5.80%, 01/23/2059	100,000	101,400
Coca-Cola Co.
2.50%, 03/15/2051	100,000	59,395
3.38%, 03/25/2027	400,000	395,382
5.00%, 05/13/2034	100,000	102,398
5.20%, 01/14/2055	100,000	95,145
5.40%, 05/13/2064	100,000	96,626
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	163,585
Constellation Brands, Inc.
3.15%, 08/01/2029	200,000	189,772
4.10%, 02/15/2048	100,000	77,349
Diageo Capital PLC
2.38%, 10/24/2029	200,000	185,134
3.88%, 04/29/2043	100,000	80,827
Keurig Dr. Pepper, Inc.
4.05%, 04/15/2032	200,000	191,945
4.50%, 04/15/2052	100,000	82,036
Molson Coors Beverage Co.
4.20%, 07/15/2046	100,000	79,284
PepsiCo, Inc.
5.00%, 02/07/2035	100,000	100,931
PepsiCo., Inc.
2.88%, 10/15/2049	100,000	65,216
3.00%, 10/15/2027	400,000	390,522
4.45%, 04/14/2046	100,000	87,758
5.25%, 07/17/2054	100,000	96,197
		3,698,396
Biotechnology — 0.4%
Amgen, Inc.
4.05%, 08/18/2029	200,000	197,116
4.40%, 05/01/2045	100,000	84,546
4.66%, 06/15/2051	100,000	84,620
5.15%, 11/15/2041	200,000	186,781
5.25%, 03/02/2033	200,000	204,007
5.60%, 03/02/2043	200,000	197,563
5.65%, 03/02/2053	100,000	96,699
5.75%, 03/02/2063	100,000	95,940
Biogen, Inc.
2.25%, 05/01/2030	200,000	179,426
Gilead Sciences, Inc.
4.75%, 03/01/2046	100,000	89,126
5.60%, 11/15/2064	100,000	97,464
5.65%, 12/01/2041	200,000	202,012
Royalty Pharma PLC
3.55%, 09/02/2050	100,000	67,763
5.15%, 09/02/2029	200,000	203,677
		1,986,740
Building Materials — 0.2%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	73,317

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
5.90%, 03/15/2034	$ 100,000	$ 105,900
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	205,070
Johnson Controls International PLC
4.63%, 07/02/2044	100,000	86,318
Martin Marietta Materials, Inc.
5.50%, 12/01/2054	50,000	47,962
Owens Corning
5.50%, 06/15/2027	100,000	101,709
5.95%, 06/15/2054	50,000	50,369
Trane Technologies Financing, Ltd.
3.80%, 03/21/2029	100,000	98,071
Trane Technologies Global Holding Co., Ltd.
5.75%, 06/15/2043	50,000	51,216
Vulcan Materials Co.
5.70%, 12/01/2054	50,000	49,448
		869,380
Chemicals — 0.4%
Air Products & Chemicals, Inc.
2.80%, 05/15/2050	100,000	62,630
4.60%, 02/08/2029	200,000	202,079
CF Industries, Inc.
5.38%, 03/15/2044	100,000	93,314
Dow Chemical Co.
5.35%, 03/15/2035	200,000	195,683
5.95%, 03/15/2055	100,000	92,632
DuPont de Nemours, Inc.
5.32%, 11/15/2038	200,000	205,190
Eastman Chemical Co.
4.65%, 10/15/2044	50,000	42,246
Ecolab, Inc.
2.70%, 12/15/2051	50,000	30,430
FMC Corp.
6.38%, 05/18/2053	50,000	47,987
LYB International Finance III LLC
5.50%, 03/01/2034	200,000	197,917
LyondellBasell Industries NV
4.63%, 02/26/2055	100,000	77,031
Nutrien, Ltd.
5.40%, 06/21/2034	100,000	101,220
5.80%, 03/27/2053	100,000	98,695
PPG Industries, Inc.
3.75%, 03/15/2028	400,000	394,082
Sherwin-Williams Co.
4.50%, 06/01/2047	100,000	83,576
Westlake Corp.
3.38%, 08/15/2061	100,000	58,861
		1,983,573
Commercial Services — 0.4%
Global Payments, Inc.
5.40%, 08/15/2032	100,000	101,300
5.95%, 08/15/2052	50,000	47,506
Johns Hopkins University
4.71%, 07/01/2032	50,000	50,451
Leland Stanford Junior University
2.41%, 06/01/2050	100,000	58,939
Moody's Corp.
5.00%, 08/05/2034	200,000	201,127
PayPal Holdings, Inc.
5.05%, 06/01/2052	100,000	91,411
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
5.15%, 06/01/2034	$ 100,000	$ 101,241
President & Fellows of Harvard College
3.75%, 11/15/2052	200,000	151,514
S&P Global, Inc.
2.45%, 03/01/2027	400,000	388,859
4.75%, 08/01/2028	200,000	202,192
Trustees of Princeton University
2.52%, 07/01/2050	200,000	122,417
University of Southern California
5.25%, 10/01/2111	200,000	181,069
Verisk Analytics, Inc.
4.13%, 03/15/2029	400,000	396,847
		2,094,873
Computers — 0.7%
Apple, Inc.
1.40%, 08/05/2028	400,000	369,844
1.65%, 05/11/2030	400,000	355,614
1.65%, 02/08/2031	400,000	348,204
2.65%, 02/08/2051	300,000	185,157
3.85%, 05/04/2043	300,000	249,629
4.65%, 02/23/2046	300,000	272,817
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	400,000	410,553
5.75%, 02/01/2033	200,000	209,895
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	200,000	199,258
5.00%, 10/15/2034	200,000	194,019
HP, Inc.
5.50%, 01/15/2033	200,000	203,804
International Business Machines Corp.
3.50%, 05/15/2029	400,000	387,756
4.25%, 05/15/2049	200,000	160,544
5.20%, 02/10/2035	400,000	404,019
		3,951,113
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc.
2.38%, 12/01/2029	200,000	183,981
5.15%, 05/15/2053	100,000	96,405
Haleon US Capital LLC
3.38%, 03/24/2029	250,000	241,533
Kenvue, Inc.
5.05%, 03/22/2028	200,000	204,111
5.05%, 03/22/2053	100,000	91,725
Procter & Gamble Co.
1.20%, 10/29/2030	200,000	171,925
1.95%, 04/23/2031	200,000	177,041
Unilever Capital Corp.
2.63%, 08/12/2051	100,000	60,070
4.88%, 09/08/2028	200,000	203,647
		1,430,438
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.60%, 06/15/2045	100,000	88,126
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	142,752
3.30%, 01/30/2032	150,000	135,704
3.40%, 10/29/2033	150,000	131,732
5.38%, 12/15/2031	150,000	152,930

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
6.45%, 04/15/2027	$ 400,000	$ 411,446
Air Lease Corp.
2.88%, 01/15/2032	100,000	88,630
5.10%, 03/01/2029	200,000	203,686
Ally Financial, Inc.
8.00%, 11/01/2031	200,000	225,945
American Express Co.
4.35%, 07/20/2029	50,000	49,901
5.10%, 02/16/2028	400,000	403,662
5.28%, 07/26/2035	200,000	202,698
6.49%, 10/30/2031	200,000	217,026
Ameriprise Financial, Inc.
5.70%, 12/15/2028	200,000	208,144
Apollo Global Management, Inc.
6.38%, 11/15/2033	50,000	54,487
Ares Management Corp.
6.38%, 11/10/2028	200,000	210,589
BGC Group, Inc.
6.60%, 06/10/2029	100,000	103,405
Blue Owl Finance LLC
6.25%, 04/18/2034	50,000	51,506
Capital One Financial Corp.
3.75%, 03/09/2027	400,000	395,792
6.38%, 06/08/2034	200,000	213,483
7.62%, 10/30/2031	200,000	225,207
Charles Schwab Corp.
2.45%, 03/03/2027	400,000	388,505
5.85%, 05/19/2034	100,000	105,994
6.14%, 08/24/2034	100,000	107,916
CME Group, Inc.
2.65%, 03/15/2032	200,000	178,912
Franklin Resources, Inc.
1.60%, 10/30/2030	200,000	172,249
Intercontinental Exchange, Inc.
3.00%, 09/15/2060	100,000	60,042
4.60%, 03/15/2033	200,000	197,612
4.95%, 06/15/2052	100,000	89,376
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	100,000	97,669
6.20%, 04/14/2034	100,000	104,468
Lazard Group LLC
4.50%, 09/19/2028	200,000	199,134
LPL Holdings, Inc.
5.20%, 03/15/2030	100,000	101,216
Mastercard, Inc.
2.95%, 06/01/2029	400,000	382,807
3.85%, 03/26/2050	200,000	155,618
Nasdaq, Inc.
5.95%, 08/15/2053	100,000	101,639
Nomura Holdings, Inc.
5.78%, 07/03/2034	200,000	207,612
Raymond James Financial, Inc.
4.95%, 07/15/2046	50,000	45,023
Synchrony Financial
3.95%, 12/01/2027	400,000	392,272
Visa, Inc.
1.90%, 04/15/2027	400,000	385,436
4.30%, 12/14/2045	200,000	172,005
		7,474,230
Security Description	Shares or Principal Amount	Value

Electric — 2.7%
AEP Texas, Inc.
3.45%, 05/15/2051	$ 200,000	$ 133,664
AEP Transmission Co. LLC
5.40%, 03/15/2053	200,000	192,132
AES Corp.
5.80%, 03/15/2032	200,000	203,015
Alabama Power Co.
3.75%, 03/01/2045	200,000	154,722
Arizona Public Service Co.
5.55%, 08/01/2033	200,000	205,387
Baltimore Gas & Electric Co.
4.55%, 06/01/2052	200,000	168,375
5.40%, 06/01/2053	100,000	95,509
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	200,000	149,431
6.13%, 04/01/2036	200,000	213,659
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	200,000	138,875
CenterPoint Energy, Inc.
6.85%, 02/15/2055	50,000	52,145
Commonwealth Edison Co.
3.65%, 06/15/2046	200,000	150,615
3.80%, 10/01/2042	200,000	158,369
Connecticut Light & Power Co.
4.00%, 04/01/2048	200,000	156,122
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	200,000	161,236
5.70%, 05/15/2054	200,000	198,637
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	212,625
Consumers Energy Co.
4.05%, 05/15/2048	200,000	160,369
4.63%, 05/15/2033	200,000	197,105
Dominion Energy South Carolina, Inc.
6.05%, 01/15/2038	200,000	211,658
Dominion Energy, Inc.
4.25%, 06/01/2028	200,000	198,930
4.70%, 12/01/2044	200,000	171,514
6.63%, 05/15/2055	100,000	102,468
7.00%, 06/01/2054	50,000	53,340
DTE Electric Co.
3.70%, 03/15/2045	200,000	154,533
DTE Energy Co.
4.88%, 06/01/2028	200,000	202,102
4.95%, 07/01/2027	200,000	201,807
Duke Energy Carolinas LLC
4.95%, 01/15/2033	400,000	405,129
5.35%, 01/15/2053	200,000	190,349
Duke Energy Corp.
5.00%, 08/15/2052	200,000	174,527
Duke Energy Florida LLC
3.40%, 10/01/2046	200,000	142,790
Duke Energy Indiana LLC
5.40%, 04/01/2053	200,000	189,935
Entergy Louisiana LLC
5.15%, 09/15/2034	200,000	201,247
5.80%, 03/15/2055	200,000	199,472
Evergy Kansas Central, Inc.
5.90%, 11/15/2033	200,000	211,939
Exelon Corp.
5.15%, 03/15/2028	200,000	203,343
6.50%, 03/15/2055	50,000	51,091

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
FirstEnergy Transmission LLC
4.55%, 01/15/2030	$ 200,000	$ 199,626
Florida Power & Light Co.
2.45%, 02/03/2032	400,000	352,671
5.70%, 03/15/2055	200,000	201,864
Georgia Power Co.
4.95%, 05/17/2033	200,000	200,912
5.25%, 03/15/2034	200,000	203,340
Indiana Michigan Power Co.
5.63%, 04/01/2053	100,000	98,085
Interstate Power & Light Co.
3.60%, 04/01/2029	200,000	194,246
Kentucky Utilities Co.
5.13%, 11/01/2040	200,000	194,922
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/2030	200,000	183,114
5.05%, 09/15/2028	200,000	203,777
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	186,937
4.90%, 02/28/2028	200,000	202,056
5.05%, 02/28/2033	200,000	200,982
5.25%, 02/28/2053	200,000	183,654
Northern States Power Co.
2.90%, 03/01/2050	600,000	390,650
NSTAR Electric Co.
5.40%, 06/01/2034	200,000	204,848
Oglethorpe Power Corp.
6.20%, 12/01/2053	50,000	51,144
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	200,000	205,829
Oncor Electric Delivery Co. LLC
5.55%, 06/15/2054	200,000	193,410
Pacific Gas & Electric Co.
4.55%, 07/01/2030	600,000	588,372
4.95%, 07/01/2050	200,000	165,284
6.70%, 04/01/2053	200,000	204,935
PacifiCorp
2.70%, 09/15/2030	400,000	364,444
5.80%, 01/15/2055	200,000	190,178
Public Service Co. of Colorado
3.60%, 09/15/2042	100,000	76,581
5.25%, 04/01/2053	100,000	91,704
Public Service Electric & Gas Co.
3.20%, 05/15/2029	200,000	192,242
5.45%, 08/01/2053	200,000	195,310
Puget Sound Energy, Inc.
5.76%, 10/01/2039	200,000	203,975
San Diego Gas & Electric Co.
5.40%, 04/15/2035	200,000	203,900
Sempra
6.88%, 10/01/2054	50,000	50,469
Southern California Edison Co.
3.65%, 02/01/2050	100,000	68,142
4.00%, 04/01/2047	200,000	145,525
4.13%, 03/01/2048	100,000	74,759
4.20%, 03/01/2029	200,000	195,742
5.15%, 06/01/2029	200,000	201,832
5.20%, 06/01/2034	200,000	196,134
Southern Co.
3.70%, 04/30/2030	200,000	192,691
Tampa Electric Co.
5.15%, 03/01/2035	200,000	200,157
Security Description	Shares or Principal Amount	Value

Electric (continued)
Tucson Electric Power Co.
5.20%, 09/15/2034	$ 200,000	$ 200,679
Union Electric Co.
5.13%, 03/15/2055	100,000	91,331
5.45%, 03/15/2053	100,000	95,805
Virginia Electric & Power Co.
2.30%, 11/15/2031	200,000	174,426
3.75%, 05/15/2027	200,000	198,030
Wisconsin Electric Power Co.
5.63%, 05/15/2033	200,000	211,607
		14,994,487
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.80%, 12/21/2051	100,000	62,798
Electronics — 0.1%
Amphenol Corp.
5.38%, 11/15/2054	100,000	97,146
Honeywell International, Inc.
4.50%, 01/15/2034	200,000	194,830
4.65%, 07/30/2027	400,000	402,513
5.25%, 03/01/2054	100,000	94,100
		788,589
Environmental Control — 0.2%
Republic Services, Inc.
2.30%, 03/01/2030	200,000	182,399
5.00%, 04/01/2034	100,000	100,990
Waste Connections, Inc.
2.60%, 02/01/2030	100,000	92,585
2.95%, 01/15/2052	50,000	31,541
Waste Management, Inc.
4.95%, 07/03/2027	400,000	405,479
4.95%, 03/15/2035	100,000	99,898
5.35%, 10/15/2054	100,000	96,666
		1,009,558
Food — 0.5%
Conagra Brands, Inc.
1.38%, 11/01/2027	200,000	185,816
5.40%, 11/01/2048	100,000	88,123
Flowers Foods, Inc.
6.20%, 03/15/2055	50,000	48,882
General Mills, Inc.
4.70%, 04/17/2048	100,000	85,639
5.50%, 10/17/2028	200,000	206,305
Hershey Co.
2.45%, 11/15/2029	100,000	92,790
2.65%, 06/01/2050	100,000	60,069
J.M. Smucker Co.
2.38%, 03/15/2030	100,000	91,049
6.50%, 11/15/2053	100,000	106,988
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.50%, 12/01/2052	100,000	102,204
6.75%, 03/15/2034	200,000	217,704
Kraft Heinz Foods Co.
3.88%, 05/15/2027	200,000	197,555
4.38%, 06/01/2046	100,000	79,449
5.00%, 07/15/2035	200,000	193,686
5.20%, 07/15/2045	100,000	88,601
Kroger Co.
1.70%, 01/15/2031	200,000	171,796

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
5.50%, 09/15/2054	$ 100,000	$ 94,364
5.65%, 09/15/2064	100,000	94,312
Mondelez International, Inc.
2.75%, 04/13/2030	200,000	184,768
Pilgrim's Pride Corp.
6.25%, 07/01/2033	100,000	105,107
Sysco Corp.
3.15%, 12/14/2051	100,000	63,796
6.60%, 04/01/2050	50,000	54,232
The Campbell's Company
4.80%, 03/15/2048	100,000	86,369
Tyson Foods, Inc.
4.88%, 08/15/2034	200,000	194,906
		2,894,510
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/2048	50,000	40,079
6.00%, 11/15/2041	100,000	101,698
Suzano Austria GmbH
3.13%, 01/15/2032	100,000	87,906
		229,683
Gas — 0.4%
Atmos Energy Corp.
3.00%, 06/15/2027	200,000	195,506
4.30%, 10/01/2048	200,000	164,787
NiSource, Inc.
3.49%, 05/15/2027	600,000	589,439
6.38%, 03/31/2055	100,000	101,278
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	600,000	579,322
Southern California Gas Co.
5.20%, 06/01/2033	200,000	202,782
6.35%, 11/15/2052	200,000	214,260
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	200,000	203,467
		2,250,841
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.25%, 11/15/2028	100,000	99,219
4.85%, 11/15/2048	50,000	42,492
		141,711
Healthcare-Products — 0.3%
Abbott Laboratories
4.90%, 11/30/2046	100,000	93,297
6.00%, 04/01/2039	100,000	108,240
Baxter International, Inc.
3.13%, 12/01/2051	100,000	63,040
Boston Scientific Corp.
4.70%, 03/01/2049	100,000	89,152
Danaher Corp.
2.80%, 12/10/2051	100,000	62,128
GE HealthCare Technologies, Inc.
6.38%, 11/22/2052	100,000	107,500
Medtronic, Inc.
4.63%, 03/15/2045	100,000	89,505
Solventum Corp.
5.40%, 03/01/2029	200,000	205,768
5.90%, 04/30/2054	100,000	99,153
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Stryker Corp.
2.90%, 06/15/2050	$ 100,000	$ 64,970
4.70%, 02/10/2028	200,000	201,841
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	400,000	347,709
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	176,750
		1,709,053
Healthcare-Services — 1.3%
Aetna, Inc.
6.75%, 12/15/2037	100,000	107,881
Ascension Health
2.53%, 11/15/2029	100,000	92,740
3.95%, 11/15/2046	150,000	118,611
Centene Corp.
2.45%, 07/15/2028	200,000	182,354
2.50%, 03/01/2031	100,000	83,950
4.63%, 12/15/2029	100,000	95,089
Cigna Group
4.38%, 10/15/2028	400,000	398,576
4.80%, 07/15/2046	200,000	172,796
4.90%, 12/15/2048	100,000	86,447
5.40%, 03/15/2033	200,000	205,582
CommonSpirit Health
4.35%, 11/01/2042	100,000	83,428
5.55%, 12/01/2054	200,000	188,091
Elevance Health, Inc.
2.25%, 05/15/2030	200,000	179,912
5.13%, 02/15/2053	100,000	88,203
5.20%, 02/15/2035	200,000	199,847
5.50%, 10/15/2032	200,000	206,520
5.70%, 02/15/2055	100,000	95,484
HCA, Inc.
4.63%, 03/15/2052	100,000	79,924
5.25%, 06/15/2049	100,000	88,446
5.63%, 09/01/2028	200,000	205,213
5.75%, 03/01/2035	200,000	204,818
5.95%, 09/15/2054	100,000	96,461
6.00%, 04/01/2054	100,000	97,102
Humana, Inc.
4.88%, 04/01/2030	200,000	201,018
5.75%, 04/15/2054	100,000	92,912
Kaiser Foundation Hospitals
3.15%, 05/01/2027	200,000	195,908
4.15%, 05/01/2047	300,000	245,009
Laboratory Corp. of America Holdings
4.35%, 04/01/2030	200,000	197,927
New York & Presbyterian Hospital
3.95%, 08/01/2119	200,000	135,024
Northwell Healthcare, Inc.
4.26%, 11/01/2047	100,000	79,633
NYU Langone Hospitals
5.75%, 07/01/2043	200,000	200,996
Quest Diagnostics, Inc.
4.63%, 12/15/2029	200,000	201,059
4.70%, 03/30/2045	100,000	87,248
Sutter Health
2.29%, 08/15/2030	200,000	180,065
UnitedHealth Group, Inc.
3.85%, 06/15/2028	200,000	197,233
3.88%, 12/15/2028	200,000	196,384
4.20%, 01/15/2047	200,000	159,078

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
4.50%, 04/15/2033	$ 200,000	$ 193,778
5.15%, 07/15/2034	200,000	200,576
5.20%, 04/15/2063	100,000	87,171
5.35%, 02/15/2033	200,000	204,710
5.63%, 07/15/2054	200,000	190,519
5.75%, 07/15/2064	100,000	95,166
5.80%, 03/15/2036	200,000	207,898
5.88%, 02/15/2053	150,000	148,018
		7,054,805
Household Products/Wares — 0.1%
Church & Dwight Co., Inc.
5.00%, 06/15/2052	100,000	89,519
Kimberly-Clark Corp.
2.88%, 02/07/2050	100,000	64,746
3.20%, 04/25/2029	200,000	193,299
		347,564
Insurance — 0.9%
Aegon, Ltd.
5.50%, 04/11/2048	200,000	200,300
Allstate Corp.
4.20%, 12/15/2046	100,000	81,420
5.05%, 06/24/2029	200,000	203,929
Aon Corp.
4.50%, 12/15/2028	200,000	200,553
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/2052	100,000	73,484
Aon North America, Inc.
5.75%, 03/01/2054	100,000	97,411
Arthur J Gallagher & Co.
5.50%, 03/02/2033	200,000	205,332
5.55%, 02/15/2055	100,000	94,337
Athene Holding, Ltd.
6.25%, 04/01/2054	100,000	98,740
Berkshire Hathaway Finance Corp.
2.30%, 03/15/2027	200,000	194,606
2.50%, 01/15/2051	100,000	58,842
3.85%, 03/15/2052	100,000	76,276
4.20%, 08/15/2048	100,000	82,971
Brighthouse Financial, Inc.
5.63%, 05/15/2030	100,000	100,189
Brown & Brown, Inc.
2.38%, 03/15/2031	200,000	175,542
Chubb INA Holdings LLC
5.00%, 03/15/2034	200,000	202,141
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	100,000	85,773
Equitable Holdings, Inc.
5.00%, 04/20/2048	100,000	87,841
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	50,000	33,939
Fairfax Financial Holdings, Ltd.
6.35%, 03/22/2054	50,000	50,408
Hartford Insurance Group, Inc.
2.80%, 08/19/2029	200,000	187,619
Lincoln National Corp.
3.40%, 01/15/2031	200,000	185,370
Manulife Financial Corp.
3.70%, 03/16/2032	100,000	94,448
Markel Group, Inc.
6.00%, 05/16/2054	100,000	99,572
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	$ 200,000	$ 178,628
5.00%, 03/15/2035	200,000	199,530
5.40%, 03/15/2055	100,000	95,396
MetLife, Inc.
4.55%, 03/23/2030	200,000	201,585
5.25%, 01/15/2054	200,000	187,515
5.88%, 02/06/2041	100,000	102,990
Principal Financial Group, Inc.
5.50%, 03/15/2053	100,000	96,157
Progressive Corp.
4.20%, 03/15/2048	100,000	82,127
Prudential Financial, Inc.
3.70%, 03/13/2051	100,000	73,024
3.91%, 12/07/2047	100,000	77,466
4.35%, 02/25/2050	100,000	82,083
6.50%, 03/15/2054	50,000	51,928
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	200,000	196,438
Travelers Cos., Inc.
5.05%, 07/24/2035	25,000	25,062
5.45%, 05/25/2053	100,000	97,128
Unum Group
4.13%, 06/15/2051	100,000	73,832
Willis North America, Inc.
5.05%, 09/15/2048	100,000	87,679
		4,879,611
Internet — 0.6%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	200,000	163,583
4.50%, 11/28/2034	200,000	192,969
Alphabet, Inc.
1.90%, 08/15/2040	100,000	66,502
2.25%, 08/15/2060	200,000	105,103
Amazon.com, Inc.
3.10%, 05/12/2051	100,000	67,207
3.15%, 08/22/2027	400,000	392,483
3.60%, 04/13/2032	200,000	190,865
3.95%, 04/13/2052	200,000	157,148
4.05%, 08/22/2047	200,000	164,638
4.25%, 08/22/2057	200,000	163,436
eBay, Inc.
2.70%, 03/11/2030	200,000	184,989
Expedia Group, Inc.
3.25%, 02/15/2030	200,000	188,510
Meta Platforms, Inc.
3.50%, 08/15/2027	400,000	394,959
4.45%, 08/15/2052	100,000	84,084
4.75%, 08/15/2034	100,000	99,615
5.40%, 08/15/2054	200,000	193,264
5.55%, 08/15/2064	100,000	97,018
Netflix, Inc.
5.40%, 08/15/2054	100,000	97,934
Uber Technologies, Inc.
5.35%, 09/15/2054	50,000	46,708
		3,051,015
Investment Companies — 0.2%
Ares Capital Corp.
2.88%, 06/15/2028	100,000	94,497
5.88%, 03/01/2029	100,000	102,125

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies (continued)
Blackstone Private Credit Fund
3.25%, 03/15/2027	$ 100,000	$ 97,310
Blackstone Secured Lending Fund
2.13%, 02/15/2027	100,000	95,636
Blue Owl Capital Corp
2.63%, 01/15/2027	100,000	96,365
Blue Owl Credit Income Corp.
6.65%, 03/15/2031	50,000	51,410
7.75%, 01/15/2029	50,000	53,147
FS KKR Capital Corp.
3.13%, 10/12/2028	100,000	92,201
Golub Capital BDC, Inc.
2.05%, 02/15/2027	100,000	95,366
Golub Capital Private Credit Fund
5.80%, 09/12/2029	50,000	50,136
Sixth Street Lending Partners
6.13%, 07/15/2030*	50,000	50,945
		879,138
Iron/Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/2054	50,000	50,261
6.55%, 11/29/2027	200,000	207,898
Nucor Corp.
6.40%, 12/01/2037	50,000	54,670
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	188,453
6.40%, 06/28/2054	100,000	98,204
		599,486
Lodging — 0.1%
Las Vegas Sands Corp.
6.00%, 08/15/2029	200,000	205,581
Marriott International, Inc.
2.85%, 04/15/2031	400,000	362,605
Sands China, Ltd.
5.40%, 08/08/2028	200,000	202,326
		770,512
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.60%, 11/15/2027	400,000	403,540
4.70%, 11/15/2029	200,000	202,921
Caterpillar, Inc.
3.25%, 04/09/2050	100,000	69,476
4.75%, 05/15/2064	50,000	43,749
		719,686
Machinery-Diversified — 0.1%
Deere & Co.
2.88%, 09/07/2049	100,000	65,961
5.70%, 01/19/2055	100,000	102,585
Ingersoll Rand, Inc.
5.18%, 06/15/2029	100,000	102,339
5.70%, 06/15/2054	50,000	49,462
John Deere Capital Corp.
4.75%, 01/20/2028	200,000	202,464
Otis Worldwide Corp.
3.36%, 02/15/2050	100,000	69,054
Regal Rexnord Corp.
6.05%, 04/15/2028	100,000	103,015
		694,880
Security Description	Shares or Principal Amount	Value

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	$ 100,000	$ 61,483
4.80%, 03/01/2050	200,000	155,077
6.38%, 10/23/2035	200,000	206,761
6.48%, 10/23/2045	200,000	194,594
6.55%, 06/01/2034	200,000	210,887
6.83%, 10/23/2055	100,000	99,620
Comcast Corp.
2.35%, 01/15/2027	400,000	388,471
2.89%, 11/01/2051	200,000	120,159
2.94%, 11/01/2056	200,000	115,543
2.99%, 11/01/2063	200,000	111,482
3.30%, 04/01/2027	400,000	393,206
3.45%, 02/01/2050	200,000	136,560
3.90%, 03/01/2038	200,000	172,206
5.35%, 05/15/2053	200,000	183,561
Fox Corp.
6.50%, 10/13/2033	200,000	215,740
Grupo Televisa SAB
8.50%, 03/11/2032	100,000	112,428
NBCUniversal Media LLC
4.45%, 01/15/2043	200,000	170,470
Paramount Global
4.20%, 06/01/2029	100,000	97,301
4.20%, 05/19/2032	100,000	91,685
4.38%, 03/15/2043	100,000	75,687
4.95%, 05/19/2050	50,000	38,595
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	100,000	115,273
Time Warner Cable LLC
6.75%, 06/15/2039	100,000	102,491
TWDC Enterprises 18 Corp.
2.95%, 06/15/2027	400,000	391,938
Walt Disney Co.
2.75%, 09/01/2049	100,000	62,495
3.60%, 01/13/2051	100,000	73,355
3.80%, 05/13/2060	100,000	72,558
4.70%, 03/23/2050	100,000	88,835
4.95%, 10/15/2045	100,000	91,851
		4,350,312
Mining — 0.2%
Barrick North America Finance LLC
5.75%, 05/01/2043	50,000	50,262
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	200,000	206,684
5.50%, 09/08/2053	100,000	98,843
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	100,000	94,223
Newmont Corp.
2.80%, 10/01/2029	200,000	188,410
4.88%, 03/15/2042	100,000	94,245
Rio Tinto Finance USA PLC
5.13%, 03/09/2053	100,000	91,742
5.25%, 03/14/2035	200,000	202,942
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/2028	200,000	215,445
Southern Copper Corp.
5.25%, 11/08/2042	100,000	92,824
		1,335,620

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing — 0.2%
3M Co.
2.88%, 10/15/2027	$ 200,000	$ 194,007
4.00%, 09/14/2048	100,000	78,643
Eaton Corp.
4.35%, 05/18/2028	100,000	100,336
4.70%, 08/23/2052	50,000	44,418
Parker-Hannifin Corp.
4.00%, 06/14/2049	100,000	78,721
4.25%, 09/15/2027	200,000	199,774
Textron, Inc.
3.38%, 03/01/2028	200,000	194,503
		890,402
Multi-National — 1.8%
Asian Development Bank
1.50%, 01/20/2027	600,000	578,023
3.75%, 04/25/2028	600,000	597,302
4.13%, 01/12/2034	400,000	394,155
European Bank for Reconstruction & Development
4.13%, 01/25/2029	600,000	603,004
European Investment Bank
1.38%, 03/15/2027	600,000	575,213
4.00%, 02/15/2029	600,000	601,169
4.13%, 02/13/2034	600,000	592,411
4.38%, 03/19/2027	600,000	603,229
Inter-American Development Bank
3.63%, 09/17/2031	400,000	389,039
4.38%, 07/16/2035	200,000	199,310
4.50%, 02/15/2030	600,000	612,869
International Bank for Reconstruction & Development
0.88%, 05/14/2030	500,000	432,771
3.13%, 06/15/2027	1,000,000	984,352
4.00%, 01/10/2031	1,000,000	997,118
4.00%, 05/06/2032	500,000	494,597
4.13%, 03/20/2030	500,000	503,210
4.63%, 01/15/2032	500,000	513,234
		9,671,006
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	200,000	189,508
Oil & Gas — 1.0%
APA Corp.
4.25%, 01/15/2030*	150,000	143,685
BP Capital Markets America, Inc.
3.00%, 02/24/2050	100,000	63,697
3.00%, 03/17/2052	100,000	62,874
3.38%, 02/08/2061	100,000	64,157
4.23%, 11/06/2028	200,000	199,367
4.81%, 02/13/2033	100,000	99,682
4.89%, 09/11/2033	100,000	99,819
5.23%, 11/17/2034	100,000	101,186
Canadian Natural Resources, Ltd.
4.95%, 06/01/2047	100,000	85,816
5.40%, 12/15/2034*	100,000	99,501
Cenovus Energy, Inc.
5.40%, 06/15/2047	100,000	89,247
Chevron Corp.
3.08%, 05/11/2050	100,000	66,760
ConocoPhillips Co.
4.03%, 03/15/2062	100,000	71,773
5.50%, 01/15/2055	100,000	94,337
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
5.55%, 03/15/2054	$ 100,000	$ 95,090
6.95%, 04/15/2029	200,000	217,905
Coterra Energy, Inc.
3.90%, 05/15/2027	100,000	98,789
Devon Energy Corp.
7.95%, 04/15/2032	200,000	230,241
Diamondback Energy, Inc.
5.40%, 04/18/2034	100,000	100,237
5.75%, 04/18/2054	100,000	92,879
EOG Resources, Inc.
4.38%, 04/15/2030	100,000	99,568
EQT Corp.
5.70%, 04/01/2028	100,000	102,800
5.75%, 02/01/2034	200,000	205,662
Equinor ASA
3.13%, 04/06/2030	200,000	189,607
3.70%, 04/06/2050	200,000	151,265
Expand Energy Corp.
5.70%, 01/15/2035	100,000	101,267
Exxon Mobil Corp.
2.44%, 08/16/2029	200,000	187,985
2.61%, 10/15/2030	200,000	184,209
3.10%, 08/16/2049	100,000	66,562
3.45%, 04/15/2051	100,000	70,580
4.33%, 03/19/2050	100,000	82,484
Hess Corp.
5.60%, 02/15/2041	100,000	101,213
Marathon Petroleum Corp.
6.50%, 03/01/2041	100,000	104,302
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	98,071
6.45%, 09/15/2036	100,000	101,774
6.63%, 09/01/2030	200,000	211,116
Ovintiv, Inc.
7.10%, 07/15/2053	50,000	51,870
Phillips 66
5.88%, 05/01/2042	100,000	99,394
Phillips 66 Co.
3.15%, 12/15/2029	200,000	188,936
4.68%, 02/15/2045	100,000	83,791
Shell Finance US, Inc.
3.25%, 04/06/2050	100,000	68,146
Shell International Finance BV
4.38%, 05/11/2045	200,000	169,007
6.38%, 12/15/2038	200,000	220,788
Suncor Energy, Inc.
4.00%, 11/15/2047	100,000	73,605
TotalEnergies Capital International SA
3.13%, 05/29/2050	100,000	66,030
TotalEnergies Capital SA
5.15%, 04/05/2034	200,000	204,655
5.49%, 04/05/2054	100,000	95,803
Valero Energy Corp.
7.50%, 04/15/2032	100,000	114,157
Woodside Finance, Ltd.
6.00%, 05/19/2035	50,000	51,046
		5,722,735
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/2047	100,000	77,824

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services (continued)
Halliburton Co.
7.45%, 09/15/2039	$ 100,000	$ 115,750
		193,574
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/2028	400,000	399,363
Sonoco Products Co.
4.60%, 09/01/2029	200,000	199,013
WRKCo, Inc.
4.90%, 03/15/2029	200,000	202,590
		800,966
Pharmaceuticals — 1.5%
AbbVie, Inc.
3.20%, 11/21/2029	200,000	190,663
4.05%, 11/21/2039	200,000	174,467
4.25%, 11/21/2049	200,000	163,135
4.70%, 05/14/2045	150,000	133,945
4.80%, 03/15/2029	200,000	203,171
5.05%, 03/15/2034	200,000	202,525
5.40%, 03/15/2054	100,000	96,362
5.50%, 03/15/2064	100,000	96,265
AstraZeneca PLC
1.38%, 08/06/2030	200,000	173,138
4.38%, 08/17/2048	200,000	171,815
Becton Dickinson & Co.
2.82%, 05/20/2030	200,000	184,808
4.67%, 06/06/2047	100,000	85,875
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	200,000	180,816
4.25%, 10/26/2049	200,000	160,334
5.20%, 02/22/2034	200,000	204,278
5.55%, 02/22/2054	100,000	96,726
5.65%, 02/22/2064	100,000	96,593
6.40%, 11/15/2063	100,000	107,142
Cardinal Health, Inc.
5.75%, 11/15/2054	100,000	97,831
Cencora, Inc.
4.30%, 12/15/2047	100,000	79,912
CVS Health Corp.
3.25%, 08/15/2029	300,000	284,231
4.30%, 03/25/2028	100,000	99,332
5.05%, 03/25/2048	200,000	172,087
5.13%, 07/20/2045	100,000	87,747
5.25%, 02/21/2033	200,000	200,553
5.70%, 06/01/2034	200,000	204,810
5.88%, 06/01/2053	100,000	94,814
6.05%, 06/01/2054	100,000	97,740
Eli Lilly & Co.
4.55%, 02/12/2028	300,000	303,115
4.70%, 02/09/2034	200,000	199,215
4.95%, 02/27/2063	100,000	89,708
5.00%, 02/09/2054	100,000	92,310
5.10%, 02/09/2064	100,000	91,820
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	100,000	110,410
Johnson & Johnson
3.50%, 01/15/2048	200,000	151,216
3.70%, 03/01/2046	100,000	79,836
4.90%, 06/01/2031	200,000	206,200
5.25%, 06/01/2054	100,000	98,585
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Merck & Co, Inc.
2.90%, 12/10/2061	$ 100,000	$ 57,426
Merck & Co., Inc.
1.70%, 06/10/2027	400,000	382,479
2.35%, 06/24/2040	200,000	139,375
5.00%, 05/17/2053	100,000	90,947
5.15%, 05/17/2063	100,000	91,048
Novartis Capital Corp.
2.20%, 08/14/2030	200,000	181,258
4.40%, 05/06/2044	100,000	88,311
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	200,000	200,780
4.65%, 05/19/2030	200,000	201,643
4.75%, 05/19/2033	200,000	198,796
5.30%, 05/19/2053	100,000	93,376
5.34%, 05/19/2063	100,000	91,542
Pfizer, Inc.
4.00%, 12/15/2036	200,000	181,907
4.00%, 03/15/2049	100,000	78,027
4.13%, 12/15/2046	100,000	81,229
4.20%, 09/15/2048	200,000	162,624
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	200,000	178,725
3.18%, 07/09/2050	200,000	130,439
Viatris, Inc.
2.70%, 06/22/2030	200,000	177,312
4.00%, 06/22/2050	100,000	65,710
Zoetis, Inc.
3.95%, 09/12/2047	100,000	78,673
		8,515,157
Pipelines — 1.2%
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	197,830
DCP Midstream Operating LP
5.13%, 05/15/2029	100,000	101,307
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	100,000	95,734
Enbridge, Inc.
3.13%, 11/15/2029	200,000	188,632
5.55%, 06/20/2035	100,000	100,949
5.95%, 04/05/2054	100,000	99,054
6.70%, 11/15/2053	100,000	107,946
Energy Transfer LP
5.00%, 05/15/2050	100,000	83,577
5.25%, 07/01/2029	200,000	204,523
5.40%, 10/01/2047	100,000	89,000
5.55%, 02/15/2028	200,000	204,942
5.95%, 05/15/2054	100,000	94,523
6.05%, 09/01/2054	100,000	95,953
6.20%, 04/01/2055	100,000	98,063
6.25%, 04/15/2049	100,000	98,643
Enterprise Products Operating LLC
4.85%, 01/31/2034	100,000	99,094
5.10%, 02/15/2045	200,000	184,880
5.55%, 02/16/2055	100,000	95,709
5.70%, 02/15/2042	200,000	200,402
Kinder Morgan Energy Partners LP
6.38%, 03/01/2041	100,000	103,898
6.95%, 01/15/2038	100,000	110,070
7.30%, 08/15/2033	100,000	112,107
Kinder Morgan, Inc.
3.60%, 02/15/2051	100,000	68,385

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
4.30%, 03/01/2028	$ 200,000	$ 199,314
5.55%, 06/01/2045	100,000	93,853
MPLX LP
4.00%, 03/15/2028	200,000	197,272
4.25%, 12/01/2027	200,000	198,582
4.95%, 09/01/2032	200,000	197,565
4.95%, 03/14/2052	100,000	82,545
5.50%, 02/15/2049	100,000	90,401
ONEOK, Inc.
4.25%, 09/24/2027	200,000	199,132
4.40%, 10/15/2029	200,000	198,305
5.70%, 11/01/2054	100,000	91,834
6.05%, 09/01/2033	200,000	209,872
6.63%, 09/01/2053	100,000	103,423
Plains All American Pipeline LP/PAA Finance Corp.
5.15%, 06/01/2042	100,000	88,894
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	50,000	52,380
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	200,000	199,825
Targa Resources Corp.
5.55%, 08/15/2035	100,000	100,206
6.13%, 05/15/2055	100,000	97,697
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	200,000	208,908
7.00%, 06/01/2065	50,000	50,420
Valero Energy Partners LP
4.50%, 03/15/2028	200,000	200,133
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	192,090
5.25%, 02/01/2050	100,000	83,900
Williams Cos., Inc.
2.60%, 03/15/2031	400,000	357,421
4.65%, 08/15/2032	200,000	196,058
5.10%, 09/15/2045	100,000	90,135
5.15%, 03/15/2034	100,000	99,611
		6,714,997
Private Equity — 0.0%
Brookfield Finance, Inc.
5.97%, 03/04/2054	100,000	100,695
6.35%, 01/05/2034	100,000	107,667
		208,362
REITS — 1.2%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	200,000	160,817
3.55%, 03/15/2052	100,000	67,601
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	101,660
American Tower Corp.
3.10%, 06/15/2050	100,000	64,910
5.50%, 03/15/2028	200,000	204,904
5.55%, 07/15/2033	200,000	206,176
5.80%, 11/15/2028	200,000	207,622
AvalonBay Communities, Inc.
2.30%, 03/01/2030	200,000	181,819
Boston Properties LP
2.45%, 10/01/2033	100,000	80,206
3.25%, 01/30/2031	200,000	183,411
3.40%, 06/21/2029	200,000	189,475
Security Description	Shares or Principal Amount	Value

REITS (continued)
Brixmor Operating Partnership LP
5.20%, 04/01/2032	$ 100,000	$ 101,094
Crown Castle, Inc.
2.90%, 04/01/2041	100,000	71,476
3.25%, 01/15/2051	100,000	65,583
3.80%, 02/15/2028	300,000	294,054
Equinix, Inc.
3.00%, 07/15/2050	100,000	62,569
3.90%, 04/15/2032	100,000	94,299
ERP Operating LP
4.65%, 09/15/2034	100,000	96,844
Essex Portfolio LP
5.50%, 04/01/2034	100,000	102,284
Extra Space Storage LP
5.40%, 02/01/2034	100,000	101,294
Federal Realty OP LP
3.50%, 06/01/2030	200,000	189,770
GLP Capital LP/GLP Financing II, Inc.
6.25%, 09/15/2054	50,000	49,258
Healthpeak OP LLC
3.00%, 01/15/2030	200,000	187,487
Highwoods Realty LP
2.60%, 02/01/2031	100,000	86,331
Host Hotels & Resorts LP
3.50%, 09/15/2030	200,000	185,495
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	200,000	169,771
Kilroy Realty LP
2.50%, 11/15/2032	100,000	80,651
Kimco Realty OP LLC
4.25%, 04/01/2045	100,000	82,376
Mid-America Apartments LP
1.70%, 02/15/2031	200,000	171,166
NNN REIT, Inc.
5.50%, 06/15/2034	100,000	101,956
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	100,000	91,454
Piedmont Operating Partnership LP
6.88%, 07/15/2029	100,000	104,614
Prologis LP
5.00%, 03/15/2034	100,000	99,941
5.25%, 06/15/2053	100,000	93,357
Public Storage Operating Co.
5.10%, 08/01/2033	100,000	102,128
Realty Income Corp.
3.00%, 01/15/2027	200,000	196,154
5.38%, 09/01/2054	100,000	95,226
Regency Centers LP
3.70%, 06/15/2030	200,000	192,872
Sabra Health Care LP
3.20%, 12/01/2031	100,000	89,063
Simon Property Group LP
3.38%, 06/15/2027	400,000	392,962
6.65%, 01/15/2054	100,000	110,374
Sun Communities Operating LP
2.70%, 07/15/2031	200,000	176,642
UDR, Inc.
3.00%, 08/15/2031	200,000	181,546
Ventas Realty LP
5.63%, 07/01/2034	100,000	102,768
VICI Properties LP
5.13%, 11/15/2031	100,000	99,941
5.63%, 05/15/2052	50,000	45,862

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Welltower OP LLC
3.85%, 06/15/2032	$ 100,000	$ 94,937
Weyerhaeuser Co.
4.00%, 04/15/2030	400,000	389,542
WP Carey, Inc.
2.40%, 02/01/2031	200,000	176,208
		6,777,950
Retail — 0.9%
AutoZone, Inc.
4.75%, 08/01/2032	200,000	198,752
Costco Wholesale Corp.
1.60%, 04/20/2030	400,000	355,570
Dollar General Corp.
3.50%, 04/03/2030	150,000	142,223
Dollar Tree, Inc.
4.20%, 05/15/2028	400,000	396,158
Home Depot, Inc.
2.80%, 09/14/2027	400,000	388,706
3.50%, 09/15/2056	200,000	138,294
4.50%, 09/15/2032	200,000	199,764
5.30%, 06/25/2054	200,000	190,529
5.88%, 12/16/2036	200,000	213,589
Lowe's Cos., Inc.
4.05%, 05/03/2047	200,000	154,436
5.00%, 04/15/2033	400,000	402,943
5.15%, 07/01/2033	400,000	405,953
McDonald's Corp.
3.50%, 07/01/2027	400,000	394,297
4.88%, 12/09/2045	200,000	179,716
6.30%, 03/01/2038	200,000	216,882
Starbucks Corp.
2.55%, 11/15/2030	200,000	180,851
3.50%, 11/15/2050	100,000	68,938
Target Corp.
6.50%, 10/15/2037	200,000	222,798
Walmart, Inc.
1.50%, 09/22/2028	200,000	184,852
1.80%, 09/22/2031	200,000	173,310
4.50%, 04/15/2053	100,000	86,884
5.63%, 04/15/2041	200,000	208,561
		5,104,006
Semiconductors — 0.9%
Analog Devices, Inc.
3.45%, 06/15/2027	100,000	98,629
5.30%, 04/01/2054	50,000	48,044
Applied Materials, Inc.
4.80%, 06/15/2029	200,000	203,736
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	88,878
3.50%, 02/15/2041*	200,000	158,268
3.75%, 02/15/2051*	200,000	149,604
4.15%, 02/15/2028	400,000	397,914
4.30%, 11/15/2032	100,000	96,657
4.75%, 04/15/2029	300,000	302,682
5.15%, 11/15/2031	100,000	102,472
Intel Corp.
2.80%, 08/12/2041	200,000	131,486
4.00%, 12/15/2032	400,000	371,000
4.75%, 03/25/2050	200,000	158,460
5.20%, 02/10/2033	200,000	199,999
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
5.70%, 02/10/2053	$ 100,000	$ 90,033
KLA Corp.
4.70%, 02/01/2034	100,000	99,364
4.95%, 07/15/2052	100,000	90,807
Lam Research Corp.
3.13%, 06/15/2060	150,000	92,467
Marvell Technology, Inc.
5.75%, 02/15/2029	300,000	311,457
Micron Technology, Inc.
3.37%, 11/01/2041	100,000	74,113
5.80%, 01/15/2035	100,000	102,534
NVIDIA Corp.
2.00%, 06/15/2031	400,000	352,974
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	100,000	73,332
5.00%, 01/15/2033	100,000	99,702
QUALCOMM, Inc.
1.30%, 05/20/2028	400,000	370,974
4.80%, 05/20/2045	200,000	181,735
Texas Instruments, Inc.
5.05%, 05/18/2063	150,000	135,826
TSMC Arizona Corp.
3.25%, 10/25/2051	200,000	146,319
		4,729,466
Software — 0.9%
AppLovin Corp.
5.13%, 12/01/2029	200,000	202,417
Electronic Arts, Inc.
1.85%, 02/15/2031	200,000	173,123
Fiserv, Inc.
3.50%, 07/01/2029	400,000	383,804
4.75%, 03/15/2030	400,000	401,078
Intuit, Inc.
5.50%, 09/15/2053	100,000	99,013
Microsoft Corp.
2.53%, 06/01/2050	200,000	123,032
2.68%, 06/01/2060	200,000	116,413
2.92%, 03/17/2052	300,000	197,927
3.40%, 06/15/2027	400,000	397,123
3.70%, 08/08/2046	200,000	160,221
Oracle Corp.
3.60%, 04/01/2040	200,000	157,854
3.60%, 04/01/2050	200,000	137,334
3.85%, 04/01/2060	150,000	101,122
3.95%, 03/25/2051	100,000	72,644
4.00%, 07/15/2046	200,000	152,756
4.70%, 09/27/2034	100,000	96,080
4.80%, 08/03/2028	400,000	404,352
5.38%, 07/15/2040	200,000	192,481
5.50%, 08/03/2035	100,000	101,403
5.55%, 02/06/2053	50,000	46,194
6.25%, 11/09/2032	100,000	107,645
6.90%, 11/09/2052	150,000	164,541
Paychex, Inc.
5.60%, 04/15/2035	200,000	205,533
Salesforce, Inc.
1.95%, 07/15/2031	100,000	87,375
2.90%, 07/15/2051	100,000	63,672
Synopsys, Inc.
5.15%, 04/01/2035	200,000	200,710
5.70%, 04/01/2055	100,000	98,608

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Workday, Inc.
3.50%, 04/01/2027	$ 400,000	$ 393,656
		5,038,111
Telecommunications — 1.5%
America Movil SAB de CV
4.38%, 04/22/2049	200,000	163,525
AT&T, Inc.
2.55%, 12/01/2033	200,000	166,757
2.75%, 06/01/2031	200,000	180,803
3.55%, 09/15/2055	200,000	134,093
3.65%, 06/01/2051	200,000	140,935
3.80%, 12/01/2057	200,000	138,933
4.50%, 05/15/2035	200,000	189,770
4.75%, 05/15/2046	200,000	174,032
5.40%, 02/15/2034	400,000	408,772
6.00%, 08/15/2040	200,000	206,759
6.38%, 03/01/2041	100,000	106,404
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/2048	100,000	80,573
British Telecommunications PLC
5.13%, 12/04/2028	200,000	203,433
Cisco Systems, Inc.
4.80%, 02/26/2027	200,000	201,913
5.30%, 02/26/2054	100,000	96,353
5.90%, 02/15/2039	200,000	213,878
Corning, Inc.
5.85%, 11/15/2068	50,000	48,090
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	100,000	117,311
Motorola Solutions, Inc.
5.40%, 04/15/2034	200,000	203,998
Orange SA
9.00%, 03/01/2031	200,000	241,370
Rogers Communications, Inc.
4.55%, 03/15/2052	100,000	81,117
5.00%, 02/15/2029	200,000	202,557
Sprint Capital Corp.
6.88%, 11/15/2028	200,000	213,819
Telefonica Emisiones SA
5.21%, 03/08/2047	150,000	132,770
7.05%, 06/20/2036	150,000	166,184
T-Mobile USA, Inc.
2.05%, 02/15/2028	400,000	377,540
3.30%, 02/15/2051	200,000	132,689
3.40%, 10/15/2052	200,000	133,404
3.75%, 04/15/2027	400,000	395,262
4.50%, 04/15/2050	200,000	164,264
5.38%, 04/15/2027	400,000	399,533
5.65%, 01/15/2053	200,000	192,586
Verizon Communications, Inc.
1.75%, 01/20/2031	200,000	172,156
2.36%, 03/15/2032	200,000	171,942
2.88%, 11/20/2050	250,000	154,942
2.99%, 10/30/2056	200,000	119,939
3.40%, 03/22/2041	100,000	77,101
3.55%, 03/22/2051	250,000	177,950
3.70%, 03/22/2061	250,000	171,833
4.02%, 12/03/2029	300,000	294,811
4.50%, 08/10/2033	200,000	193,431
4.52%, 09/15/2048	100,000	83,546
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Vodafone Group PLC
4.88%, 06/19/2049	$ 200,000	$ 174,450
5.00%, 05/30/2038	200,000	191,427
		7,992,955
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	200,000	192,815
Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	200,000	166,195
5.15%, 09/01/2043	200,000	190,925
5.20%, 04/15/2054	100,000	93,354
Canadian National Railway Co.
2.45%, 05/01/2050	200,000	117,174
Canadian Pacific Railway Co.
2.45%, 12/02/2031	200,000	174,936
3.10%, 12/02/2051	200,000	130,622
CSX Corp.
3.80%, 03/01/2028	400,000	395,062
3.80%, 11/01/2046	100,000	77,249
4.10%, 03/15/2044	100,000	82,448
4.50%, 11/15/2052	100,000	83,659
FedEx Corp.
3.10%, 08/05/2029	400,000	377,485
4.75%, 11/15/2045*	200,000	164,912
Norfolk Southern Corp.
3.95%, 10/01/2042	150,000	121,745
4.55%, 06/01/2053	100,000	84,066
5.35%, 08/01/2054	100,000	95,209
Union Pacific Corp.
3.25%, 02/05/2050	200,000	136,616
3.50%, 02/14/2053	100,000	70,309
3.55%, 08/15/2039	200,000	166,189
3.84%, 03/20/2060	100,000	71,667
5.10%, 02/20/2035	200,000	202,143
United Parcel Service, Inc.
5.05%, 03/03/2053	100,000	89,882
5.25%, 05/14/2035	50,000	50,816
5.30%, 04/01/2050	100,000	93,475
5.50%, 05/22/2054	100,000	95,961
5.95%, 05/14/2055	50,000	50,854
		3,382,953
Trucking & Leasing — 0.0%
GATX Corp.
5.40%, 03/15/2027	200,000	202,215
6.05%, 06/05/2054	50,000	50,288
		252,503
Water — 0.1%
American Water Capital Corp.
6.59%, 10/15/2037	200,000	222,537
Essential Utilities, Inc.
5.38%, 01/15/2034	200,000	202,446
		424,983
Total Corporate Bonds & Notes (cost $195,477,634)		193,453,577
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.6%
U.S. Government — 53.1%
United States Treasury Bonds
1.38%, 11/15/2040	6,000,000	3,800,859

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.75%, 08/15/2041	$ 1,500,000	$ 987,715
1.88%, 02/15/2041 to 11/15/2051	12,000,000	6,873,984
2.00%, 08/15/2051	5,000,000	2,840,234
2.25%, 02/15/2052	4,000,000	2,406,875
2.38%, 02/15/2042 to 05/15/2051	9,000,000	6,100,625
2.75%, 08/15/2042 to 11/15/2042	10,000,000	7,555,860
2.88%, 05/15/2043 to 05/15/2052	10,000,000	7,351,797
3.00%, 11/15/2044 to 02/15/2049	7,000,000	5,260,664
4.25%, 02/15/2054	2,000,000	1,797,969
4.63%, 05/15/2044 to 02/15/2055	6,000,000	5,795,000
4.75%, 11/15/2043 to 05/15/2055	3,500,000	3,451,094
5.25%, 11/15/2028 to 02/15/2029	7,000,000	7,297,969
5.38%, 02/15/2031	2,000,000	2,134,375
5.50%, 08/15/2028	5,000,000	5,233,008
6.50%, 11/15/2026	3,000,000	3,101,836
United States Treasury Notes
0.50%, 04/30/2027	3,000,000	2,825,508
0.63%, 03/31/2027 to 08/15/2030	22,100,000	19,797,312
0.75%, 01/31/2028	4,500,000	4,165,137
0.88%, 09/30/2026 to 11/15/2030	10,500,000	9,508,184
1.00%, 07/31/2028	5,000,000	4,595,508
1.13%, 10/31/2026 to 02/15/2031	19,400,000	17,628,156
1.25%, 11/30/2026 to 08/15/2031	30,400,000	28,016,028
1.38%, 08/31/2026 to 11/15/2031	15,500,000	13,997,871
1.50%, 11/30/2028 to 02/15/2030	5,000,000	4,551,641
1.63%, 08/15/2029 to 05/15/2031	5,300,000	4,778,836
1.75%, 12/31/2026 to 11/15/2029	9,000,000	8,536,133
1.88%, 02/15/2032	5,000,000	4,362,305
2.00%, 11/15/2026	5,000,000	4,868,750
2.25%, 02/15/2027	5,000,000	4,868,164
2.38%, 05/15/2029	2,500,000	2,366,309
2.63%, 05/31/2027 to 07/31/2029	7,700,000	7,422,101
2.75%, 04/30/2027 to 08/15/2032	5,000,000	4,786,445
2.88%, 05/15/2028 to 05/15/2032	6,500,000	6,226,269
3.13%, 11/15/2028	3,000,000	2,929,102
3.25%, 06/30/2027 to 06/30/2029	5,000,000	4,913,711
3.38%, 05/15/2033	3,000,000	2,834,648
3.50%, 01/31/2030 to 02/15/2033	9,000,000	8,778,633
3.75%, 04/15/2028	2,000,000	1,992,500
3.88%, 07/31/2030 to 08/15/2034	8,000,000	7,785,468
4.00%, 02/28/2030 to 02/15/2034	8,000,000	7,911,406
4.13%, 10/31/2029 to 05/31/2032	1,500,000	1,507,188
4.25%, 11/30/2026 to 05/15/2035	14,000,000	14,007,304
4.38%, 12/15/2026 to 05/15/2034	8,000,000	8,038,476
4.50%, 11/15/2033	2,000,000	2,035,469
4.63%, 05/31/2031	5,000,000	5,149,023
		293,173,449
U.S. Government Agency — 0.5%
Federal Home Loan Bank
3.25%, 11/16/2028	400,000	392,868
5.50%, 07/15/2036	400,000	427,462
Federal National Mtg. Assoc.
6.25%, 05/15/2029	500,000	540,710
6.63%, 11/15/2030	1,000,000	1,125,023
Tennessee Valley Authority
5.25%, 02/01/2055	200,000	193,673
		2,679,736
Total U.S. Government & Agency Obligations (cost $306,232,406)		295,853,185
Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Regional(State/Province) — 0.6%
Province of Alberta Canada
4.50%, 06/26/2029	$ 600,000	$ 608,149
Province of British Columbia Canada
4.70%, 01/24/2028	600,000	609,178
Province of Manitoba Canada
1.50%, 10/25/2028	400,000	368,724
Province of Ontario Canada
1.60%, 02/25/2031	600,000	522,211
3.70%, 09/17/2029	600,000	591,135
Province of Quebec Canada
3.63%, 04/13/2028	600,000	593,709
		3,293,106
Sovereign — 1.8%
Export-Import Bank of Korea
5.00%, 01/11/2028	600,000	610,081
5.13%, 09/18/2028	600,000	614,261
Government of Canada
4.63%, 04/30/2029	600,000	614,097
Japan Bank for International Cooperation
2.88%, 07/21/2027	600,000	585,762
4.63%, 07/19/2028	600,000	609,311
Japan International Cooperation Agency
4.00%, 05/23/2028	400,000	398,366
Oriental Republic of Uruguay
5.10%, 06/18/2050	200,000	183,262
5.75%, 10/28/2034	200,000	209,200
Republic of Chile
3.10%, 05/07/2041	200,000	147,818
3.10%, 01/22/2061	200,000	119,700
4.34%, 03/07/2042	200,000	171,820
Republic of Hungary
7.63%, 03/29/2041	100,000	114,209
Republic of Indonesia
3.05%, 03/12/2051	200,000	132,273
4.20%, 10/15/2050	200,000	162,114
4.65%, 09/20/2032	400,000	396,046
Republic of Italy
3.88%, 05/06/2051	200,000	139,217
Republic of Korea
4.50%, 07/03/2029	600,000	608,328
Republic of Panama
3.30%, 01/19/2033	200,000	164,500
3.87%, 07/23/2060	200,000	116,364
4.50%, 04/01/2056	200,000	132,412
6.40%, 02/14/2035	200,000	196,750
Republic of Peru
2.78%, 12/01/2060	200,000	105,956
3.00%, 01/15/2034	200,000	168,508
8.75%, 11/21/2033	200,000	244,420
Republic of Philippines
3.70%, 02/02/2042	200,000	161,070
5.50%, 01/17/2048	200,000	197,283
5.90%, 02/04/2050	200,000	205,579
Republic of Poland
5.38%, 02/12/2035	200,000	203,894
5.50%, 03/18/2054	200,000	186,964
State of Israel
3.38%, 01/15/2050	200,000	130,614
5.50%, 03/12/2034	200,000	201,806
5.63%, 02/19/2035	200,000	202,332

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Mexican States
3.50%, 02/12/2034	$ 200,000	$ 167,500
3.77%, 05/24/2061	200,000	116,900
6.00%, 05/13/2030	400,000	413,200
6.00%, 05/07/2036	300,000	294,000
6.34%, 05/04/2053	200,000	182,700
6.35%, 02/09/2035	200,000	203,000
6.88%, 05/13/2037	200,000	206,400
7.38%, 05/13/2055	200,000	206,000
		10,224,017
Total Foreign Government Obligations (cost $13,467,043)		13,517,123
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	200,000	226,934
Board of Regents of the University of Texas System Revenue Bonds
4.79%, 08/15/2046	200,000	184,189
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
6.20%, 12/01/2040	100,000	103,119
City of Atlanta GA Water & Wastewater Revenue Revenue Bonds
2.26%, 11/01/2035	200,000	163,901
City of New York NY General Obligation Bonds
5.26%, 10/01/2044	100,000	96,853
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	100,000	107,182
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	200,000	237,285
New York City Municipal Water Finance Authority Revenue Bonds
6.01%, 06/15/2042	200,000	207,150
New York State Dormitory Authority Revenue Bonds
5.63%, 03/15/2039	100,000	102,362
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	170,000	107,642
4.93%, 10/01/2051	200,000	183,192
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
4.13%, 05/15/2032	200,000	195,437
6.55%, 05/15/2048	200,000	211,974
State Board of Administration Finance Corp. Revenue Bonds
1.71%, 07/01/2027	28,000	26,599
Security Description	Shares or Principal Amount	Value

7.55%, 04/01/2039	$ 200,000	$ 239,093
State of California General Obligation Bonds
5.88%, 10/01/2041	200,000	205,634
7.50%, 04/01/2034	200,000	231,493
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	82,892	84,687
6.63%, 02/01/2035	153,846	161,625
Texas Department of Transportation State Highway Fund Revenue Bonds
5.18%, 04/01/2030	100,000	101,611
University of Virginia Revenue Bonds
2.26%, 09/01/2050	200,000	112,902
Total Municipal Securities (cost $3,279,036)		3,290,864
UNAFFILIATED INVESTMENT COMPANIES — 6.9%
iShares 10-20 Year Treasury Bond ETF	45,000	4,522,050
iShares 1-3 Year Treasury Bond ETF	125,000	10,315,000
iShares 20+ Year Treasury Bond ETF	70,000	6,084,400
iShares 3-7 Year Treasury Bond ETF	75,000	8,873,250
iShares 7-10 Year Treasury Bond ETF	85,000	8,066,500
Total Unaffiliated Investment Companies (cost $40,151,034)		37,861,200
Total Long-Term Investment Securities (cost $558,607,153)		543,975,949
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1) (cost $4,673,036)	4,673,036	4,673,036
TOTAL INVESTMENTS (cost $563,280,189)(2)	99.3%	548,648,985
Other assets less liabilities	0.7	3,676,914
NET ASSETS	100.0%	$552,325,899
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Index Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $1,055,618 representing 0.2% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$193,453,577	$—	$193,453,577
U.S. Government & Agency Obligations	—	295,853,185	—	295,853,185
Foreign Government Obligations	—	13,517,123	—	13,517,123
Municipal Securities	—	3,290,864	—	3,290,864
Unaffiliated Investment Companies	37,861,200	—	—	37,861,200
Short-Term Investments	4,673,036	—	—	4,673,036
Total Investments at Value	$42,534,236	$506,114,749	$—	$548,648,985
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 33.6%
Advertising — 0.0%
Omnicom Group, Inc.
2.45%, 04/30/2030	$ 200,000	$ 181,035
Aerospace/Defense — 0.4%
Boeing Co.
5.15%, 05/01/2030	200,000	203,174
6.30%, 05/01/2029	200,000	211,155
6.53%, 05/01/2034	100,000	108,841
General Dynamics Corp.
3.75%, 05/15/2028	200,000	198,235
L3Harris Technologies, Inc.
5.35%, 06/01/2034	150,000	152,788
5.40%, 01/15/2027	200,000	202,466
Lockheed Martin Corp.
5.25%, 01/15/2033	100,000	103,172
Northrop Grumman Corp.
4.70%, 03/15/2033	100,000	99,372
RTX Corp.
3.50%, 03/15/2027	400,000	394,519
4.13%, 11/16/2028	200,000	198,589
6.10%, 03/15/2034	100,000	107,830
		1,980,141
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	100,000	86,114
6.20%, 11/01/2028	200,000	209,677
Archer-Daniels-Midland Co.
4.50%, 08/15/2033	100,000	97,664
BAT Capital Corp.
2.26%, 03/25/2028	200,000	188,882
5.35%, 08/15/2032	100,000	102,058
6.42%, 08/02/2033	200,000	216,846
Bunge, Ltd. Finance Corp.
4.10%, 01/07/2028	200,000	198,383
Philip Morris International, Inc.
5.13%, 11/17/2027	200,000	203,061
5.13%, 02/15/2030	200,000	204,787
5.38%, 02/15/2033	200,000	205,249
5.63%, 11/17/2029	200,000	208,706
		1,921,427
Airlines — 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	60,700	58,050
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	201,258
United Airlines Pass-Through Trust
3.50%, 09/01/2031	68,029	64,119
5.88%, 04/15/2029	36,878	37,580
		361,007
Auto Manufacturers — 0.9%
American Honda Finance Corp.
5.05%, 07/10/2031	200,000	203,082
Ford Motor Co.
3.25%, 02/12/2032	200,000	169,444
6.10%, 08/19/2032	200,000	200,331
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	183,574
4.95%, 05/28/2027	200,000	198,378
5.11%, 05/03/2029	200,000	195,655
6.80%, 05/12/2028	200,000	206,420
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Financial Co., Inc.
3.10%, 01/12/2032	$ 100,000	$ 88,252
4.30%, 04/06/2029	200,000	196,387
4.90%, 10/06/2029	200,000	199,678
5.05%, 04/04/2028	200,000	201,973
5.35%, 01/07/2030	200,000	202,842
5.80%, 06/23/2028	200,000	205,657
5.90%, 01/07/2035	100,000	100,941
6.10%, 01/07/2034	100,000	103,180
Honda Motor Co., Ltd.
2.53%, 03/10/2027	400,000	388,240
4.69%, 07/08/2030	200,000	200,126
PACCAR Financial Corp.
4.60%, 01/31/2029	300,000	303,209
Toyota Motor Credit Corp.
4.63%, 01/12/2028	400,000	403,430
4.65%, 01/05/2029	200,000	201,881
5.05%, 05/16/2029	100,000	102,428
5.35%, 01/09/2035	200,000	204,801
		4,459,909
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd
4.65%, 09/13/2029	200,000	198,827
Lear Corp.
3.50%, 05/30/2030	100,000	94,114
3.80%, 09/15/2027	100,000	98,464
		391,405
Banks — 9.4%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029	200,000	205,531
Banco Santander SA
3.80%, 02/23/2028	200,000	196,371
4.38%, 04/12/2028	200,000	199,207
5.59%, 08/08/2028	400,000	412,193
6.94%, 11/07/2033	200,000	225,320
Bank of America Corp.
1.90%, 07/23/2031	400,000	351,455
2.48%, 09/21/2036	200,000	170,283
3.25%, 10/21/2027	500,000	489,830
3.42%, 12/20/2028	500,000	488,248
3.85%, 03/08/2037	200,000	183,321
4.27%, 07/23/2029	200,000	199,248
4.95%, 07/22/2028	500,000	504,441
4.98%, 01/24/2029	300,000	303,724
5.02%, 07/22/2033	400,000	404,179
5.43%, 08/15/2035	200,000	200,361
5.47%, 01/23/2035	300,000	307,878
5.52%, 10/25/2035	200,000	200,192
Bank of Montreal
4.70%, 09/14/2027	200,000	201,164
5.51%, 06/04/2031	200,000	208,130
Bank of New York Mellon Corp.
2.05%, 01/26/2027	400,000	387,536
4.94%, 02/11/2031	200,000	203,690
5.80%, 10/25/2028	400,000	412,339
5.83%, 10/25/2033	200,000	211,947
Bank of Nova Scotia
4.85%, 02/01/2030	200,000	202,860
5.13%, 02/14/2031	200,000	203,466
Barclays PLC
3.56%, 09/23/2035	200,000	184,289

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.34%, 01/10/2028	$ 400,000	$ 397,656
4.84%, 09/10/2028	400,000	402,031
5.34%, 09/10/2035	200,000	199,000
6.22%, 05/09/2034	200,000	212,645
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	200,000	203,014
5.26%, 04/08/2029	200,000	205,205
Citibank NA
4.91%, 05/29/2030	250,000	253,922
Citibank, N.A.
5.80%, 09/29/2028	500,000	520,789
Citigroup, Inc.
2.52%, 11/03/2032	200,000	174,595
3.89%, 01/10/2028	400,000	395,907
4.41%, 03/31/2031	400,000	395,288
4.45%, 09/29/2027	300,000	299,158
5.33%, 03/27/2036	200,000	200,937
5.45%, 06/11/2035	200,000	204,067
6.02%, 01/24/2036	200,000	204,966
6.17%, 05/25/2034	200,000	209,152
6.27%, 11/17/2033	200,000	215,421
Citizens Financial Group, Inc.
5.84%, 01/23/2030	200,000	206,521
Cooperatieve Rabobank UA/NY
5.04%, 03/05/2027	400,000	404,967
Deutsche Bank AG
3.74%, 01/07/2033	200,000	180,570
5.37%, 01/10/2029	200,000	203,331
6.82%, 11/20/2029	200,000	212,876
Discover Bank
2.70%, 02/06/2030	250,000	230,945
Fifth Third Bancorp
6.34%, 07/27/2029	200,000	210,198
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	500,000	484,195
2.38%, 07/21/2032	200,000	174,712
3.10%, 02/24/2033	200,000	179,813
3.50%, 11/16/2026	200,000	197,403
4.22%, 05/01/2029	200,000	198,774
4.48%, 08/23/2028	300,000	299,981
5.02%, 10/23/2035	400,000	394,529
5.22%, 04/23/2031	200,000	204,507
5.73%, 04/25/2030	200,000	207,662
5.85%, 04/25/2035	200,000	209,563
HSBC Holdings PLC
3.97%, 05/22/2030	400,000	389,470
4.04%, 03/13/2028	400,000	396,176
4.95%, 03/31/2030	200,000	203,190
5.29%, 11/19/2030	400,000	408,391
5.40%, 08/11/2033	200,000	205,092
6.16%, 03/09/2029	200,000	207,436
7.39%, 11/03/2028	400,000	423,169
7.40%, 11/13/2034	200,000	223,548
8.11%, 11/03/2033	200,000	231,353
Huntington Bancshares, Inc.
5.27%, 01/15/2031	200,000	204,169
5.71%, 02/02/2035	100,000	102,298
ING Groep NV
4.25%, 03/28/2033	200,000	192,286
6.08%, 09/11/2027	200,000	203,062
JPMorgan Chase & Co.
2.52%, 04/22/2031	300,000	274,109
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.55%, 11/08/2032	$ 200,000	$ 175,834
2.58%, 04/22/2032	200,000	178,534
2.96%, 05/13/2031	400,000	370,579
3.78%, 02/01/2028	500,000	494,623
4.32%, 04/26/2028	400,000	398,873
4.91%, 07/25/2033	200,000	201,206
4.95%, 10/22/2035	200,000	197,787
5.00%, 07/22/2030	200,000	203,394
5.04%, 01/23/2028	500,000	503,928
5.29%, 07/22/2035	200,000	202,639
5.30%, 07/24/2029	200,000	204,787
5.57%, 04/22/2036	200,000	206,536
5.72%, 09/14/2033	200,000	208,407
6.07%, 10/22/2027	500,000	509,060
6.09%, 10/23/2029	200,000	209,503
8.75%, 09/01/2030	200,000	235,926
KeyCorp
5.12%, 04/04/2031	200,000	202,148
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/2027	500,000	491,286
3.50%, 08/27/2027	2,000,000	1,981,761
4.63%, 03/18/2030	200,000	205,635
4.75%, 10/29/2030	500,000	517,315
Landwirtschaftliche Rentenbank
2.50%, 11/15/2027	600,000	580,840
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	199,215
5.68%, 01/05/2035	200,000	205,328
5.72%, 06/05/2030	200,000	207,497
M&T Bank Corp.
7.41%, 10/30/2029	200,000	216,472
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/2032	400,000	348,020
5.35%, 09/13/2028	400,000	406,607
5.41%, 04/19/2034	200,000	206,268
Mizuho Financial Group, Inc.
4.25%, 09/11/2029	300,000	297,190
5.75%, 07/06/2034	200,000	208,494
5.78%, 07/06/2029	300,000	310,170
Morgan Stanley
2.70%, 01/22/2031	200,000	184,315
2.94%, 01/21/2033	400,000	357,446
3.63%, 01/20/2027	400,000	396,095
4.21%, 04/20/2028	500,000	497,774
5.16%, 04/20/2029	500,000	508,061
5.23%, 01/15/2031	400,000	409,747
5.32%, 07/19/2035	400,000	405,034
5.59%, 01/18/2036	200,000	205,271
5.83%, 04/19/2035	200,000	209,651
5.95%, 01/19/2038	200,000	206,333
Morgan Stanley VRS
3.59%, 07/22/2028(1)	500,000	491,417
National Australia Bank, Ltd.
4.94%, 01/12/2028	300,000	305,091
NatWest Group PLC
5.52%, 09/30/2028	200,000	203,795
6.02%, 03/02/2034	200,000	211,451
Northern Trust Corp.
1.95%, 05/01/2030	200,000	179,655
Oesterreichische Kontrollbank AG
4.50%, 01/24/2030	200,000	203,991
PNC Financial Services Group, Inc.
5.58%, 06/12/2029	400,000	412,440

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.58%, 01/29/2036	$ 200,000	$ 205,096
6.88%, 10/20/2034	400,000	446,815
Royal Bank of Canada
4.52%, 10/18/2028	200,000	200,069
4.65%, 10/18/2030	200,000	200,023
4.97%, 01/24/2029	200,000	202,311
5.00%, 02/01/2033	200,000	203,295
Santander Holdings USA, Inc.
5.35%, 09/06/2030	200,000	203,550
Santander UK Group Holdings PLC
3.82%, 11/03/2028	400,000	391,644
State Street Corp.
4.53%, 02/20/2029	200,000	200,852
4.99%, 03/18/2027	400,000	404,555
5.16%, 05/18/2034	200,000	203,695
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/2028	500,000	462,822
3.04%, 07/16/2029	200,000	189,114
5.77%, 01/13/2033	400,000	420,229
Toronto-Dominion Bank
2.80%, 03/10/2027	200,000	195,095
4.46%, 06/08/2032	200,000	196,154
4.78%, 12/17/2029	200,000	201,990
4.99%, 04/05/2029	200,000	203,656
Truist Financial Corp.
5.71%, 01/24/2035	200,000	206,943
5.87%, 06/08/2034	100,000	104,555
7.16%, 10/30/2029	200,000	215,887
UBS AG
7.50%, 02/15/2028	250,000	268,559
US Bancorp
4.55%, 07/22/2028	200,000	200,333
5.05%, 02/12/2031	200,000	203,169
5.68%, 01/23/2035	200,000	207,253
5.78%, 06/12/2029	200,000	207,069
US Bank NA
4.51%, 10/22/2027	400,000	399,830
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	373,658
3.53%, 03/24/2028	400,000	393,662
4.48%, 04/04/2031	400,000	397,742
4.90%, 07/25/2033	200,000	199,823
5.24%, 01/24/2031	400,000	409,526
5.39%, 04/24/2034	200,000	204,632
5.56%, 07/25/2034	400,000	412,766
5.57%, 07/25/2029	500,000	514,843
Westpac Banking Corp.
4.04%, 08/26/2027	300,000	299,123
5.05%, 04/16/2029	200,000	205,354
6.82%, 11/17/2033	200,000	220,096
		46,664,469
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/2034	200,000	202,825
Coca-Cola Co.
2.25%, 01/05/2032	200,000	176,243
3.38%, 03/25/2027	200,000	197,691
Constellation Brands, Inc.
3.60%, 02/15/2028	200,000	196,081
Diageo Capital PLC
2.00%, 04/29/2030	400,000	359,127
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	$ 200,000	$ 196,151
4.60%, 05/25/2028	200,000	200,851
4.60%, 05/15/2030	50,000	49,988
PepsiCo, Inc.
2.63%, 07/29/2029	200,000	188,267
4.45%, 05/15/2028	200,000	201,891
5.00%, 02/07/2035	200,000	201,863
5.00%, 07/23/2035	100,000	100,203
		2,271,181
Biotechnology — 0.3%
Amgen, Inc.
3.35%, 02/22/2032	200,000	185,103
4.05%, 08/18/2029	200,000	197,116
5.15%, 03/02/2028	200,000	203,667
5.25%, 03/02/2033	100,000	102,004
Gilead Sciences, Inc.
4.80%, 11/15/2029	400,000	406,390
Royalty Pharma PLC
2.15%, 09/02/2031	200,000	171,348
		1,265,628
Building Materials — 0.2%
Carrier Global Corp.
2.72%, 02/15/2030	100,000	92,785
CRH SMW Finance DAC
5.13%, 01/09/2030	200,000	204,063
Fortune Brands Home & Security, Inc.
4.00%, 03/25/2032	100,000	93,453
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/2031	100,000	85,353
Martin Marietta Materials, Inc.
5.15%, 12/01/2034	100,000	100,310
Owens Corning
5.70%, 06/15/2034	100,000	103,821
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	100,000	101,431
Vulcan Materials Co.
3.50%, 06/01/2030	100,000	95,173
		876,389
Chemicals — 0.3%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	200,000	191,884
2.05%, 05/15/2030	200,000	179,777
Dow Chemical Co.
4.80%, 11/30/2028	300,000	300,852
Eastman Chemical Co.
5.00%, 08/01/2029	200,000	202,249
Ecolab, Inc.
4.30%, 06/15/2028	100,000	100,202
Huntsman International LLC
4.50%, 05/01/2029	32,000	30,414
LYB International Finance II BV
3.50%, 03/02/2027	200,000	196,420
Nutrien, Ltd.
5.40%, 06/21/2034	100,000	101,220
Sherwin-Williams Co.
2.30%, 05/15/2030	100,000	90,315
		1,393,333

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/2030	$ 300,000	$ 258,960
Equifax, Inc.
4.80%, 09/15/2029	200,000	201,295
Global Payments, Inc.
3.20%, 08/15/2029	300,000	282,061
GXO Logistics, Inc.
6.25%, 05/06/2029	100,000	104,014
Moody's Corp.
3.25%, 01/15/2028	200,000	195,349
PayPal Holdings, Inc.
5.10%, 04/01/2035	150,000	150,453
President & Fellows of Harvard College
4.89%, 03/15/2030	50,000	51,188
Quanta Services, Inc.
2.90%, 10/01/2030	200,000	183,846
S&P Global, Inc.
2.70%, 03/01/2029	200,000	189,120
Verisk Analytics, Inc.
4.13%, 03/15/2029	200,000	198,424
Yale University
1.48%, 04/15/2030	50,000	44,126
		1,858,836
Computers — 0.6%
Accenture Capital, Inc.
4.25%, 10/04/2031	200,000	196,950
Apple, Inc.
1.40%, 08/05/2028	200,000	184,922
3.35%, 02/09/2027	400,000	395,442
3.35%, 08/08/2032	200,000	187,915
4.75%, 05/12/2035	200,000	201,321
Dell International LLC/EMC Corp.
4.75%, 04/01/2028	200,000	201,598
5.30%, 10/01/2029	200,000	205,276
5.40%, 04/15/2034	100,000	102,121
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	100,000	99,629
5.25%, 07/01/2028	200,000	204,880
HP, Inc.
4.20%, 04/15/2032	200,000	190,939
IBM International Capital Pte., Ltd.
4.90%, 02/05/2034	100,000	99,416
International Business Machines Corp.
3.50%, 05/15/2029	200,000	193,878
4.65%, 02/10/2028	300,000	302,346
4.75%, 02/06/2033	100,000	99,998
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	100,000	89,623
Leidos, Inc.
4.38%, 05/15/2030	200,000	196,492
		3,152,746
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.
4.60%, 03/01/2028	200,000	202,470
4.60%, 03/01/2033	200,000	200,936
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	200,000	183,692
Haleon US Capital LLC
3.38%, 03/24/2027	250,000	245,818
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Kenvue, Inc.
5.05%, 03/22/2028	$ 200,000	$ 204,111
Procter & Gamble Co.
1.95%, 04/23/2031	200,000	177,041
3.95%, 01/26/2028	200,000	199,740
Unilever Capital Corp.
1.75%, 08/12/2031	200,000	172,697
		1,586,505
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	142,752
3.30%, 01/30/2032	150,000	135,704
3.65%, 07/21/2027	150,000	147,461
5.75%, 06/06/2028	150,000	154,530
6.15%, 09/30/2030	150,000	159,151
6.45%, 04/15/2027	150,000	154,292
Air Lease Corp.
2.88%, 01/15/2032	50,000	44,315
3.25%, 10/01/2029	100,000	94,950
3.63%, 12/01/2027	100,000	98,003
5.85%, 12/15/2027	100,000	102,923
Ally Financial, Inc.
8.00%, 11/01/2031	200,000	225,945
American Express Co.
4.42%, 08/03/2033	200,000	194,958
5.09%, 01/30/2031	200,000	204,254
5.10%, 02/16/2028	200,000	201,831
5.28%, 07/27/2029	200,000	204,988
5.67%, 04/25/2036	150,000	155,629
Ameriprise Financial, Inc.
5.70%, 12/15/2028	100,000	104,072
Apollo Global Management, Inc.
6.38%, 11/15/2033	50,000	54,487
Blue Owl Finance LLC
3.13%, 06/10/2031	100,000	89,301
Brookfield Finance I UK Plc / Brookfield Finance, Inc.
2.34%, 01/30/2032	100,000	85,762
Capital One Financial Corp.
3.80%, 01/31/2028	300,000	295,569
6.18%, 01/30/2036	100,000	102,661
6.38%, 06/08/2034	300,000	320,224
Cboe Global Markets, Inc.
3.65%, 01/12/2027	100,000	98,957
Charles Schwab Corp.
2.00%, 03/20/2028	100,000	94,478
2.45%, 03/03/2027	100,000	97,126
2.90%, 03/03/2032	100,000	89,835
6.14%, 08/24/2034	100,000	107,916
6.20%, 11/17/2029	100,000	105,531
CI Financial Corp.
3.20%, 12/17/2030	100,000	88,764
CME Group, Inc.
3.75%, 06/15/2028	100,000	98,956
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	100,000	82,894
4.00%, 09/15/2027	100,000	99,292
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	100,000	87,174
6.20%, 04/14/2034	50,000	52,234
Lazard Group LLC
4.50%, 09/19/2028	100,000	99,567

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
LPL Holdings, Inc.
6.75%, 11/17/2028	$ 100,000	$ 106,181
Mastercard, Inc.
4.85%, 03/09/2033	200,000	202,792
4.88%, 05/09/2034	100,000	100,607
Nasdaq, Inc.
5.55%, 02/15/2034	100,000	103,750
Nomura Holdings, Inc.
2.17%, 07/14/2028	200,000	186,727
2.61%, 07/14/2031	200,000	176,080
6.07%, 07/12/2028	200,000	207,989
Radian Group, Inc.
4.88%, 03/15/2027	100,000	99,947
Synchrony Financial
2.88%, 10/28/2031	100,000	87,137
Visa, Inc.
1.10%, 02/15/2031	200,000	169,664
Voya Financial, Inc.
5.00%, 09/20/2034	50,000	48,833
		6,166,193
Electric — 2.3%
Ameren Corp.
5.38%, 03/15/2035	100,000	100,695
American Electric Power Co., Inc.
5.63%, 03/01/2033	200,000	207,413
Baltimore Gas & Electric Co.
5.45%, 06/01/2035	150,000	153,767
Black Hills Corp.
6.00%, 01/15/2035	100,000	103,962
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/2030	200,000	202,491
5.05%, 03/01/2035	200,000	198,961
Connecticut Light & Power Co.
3.20%, 03/15/2027	200,000	196,219
4.95%, 08/15/2034	200,000	199,319
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/2028	300,000	297,749
Consumers Energy Co.
3.80%, 11/15/2028	300,000	295,758
5.05%, 05/15/2035	200,000	200,670
Dominion Energy, Inc.
4.60%, 05/15/2028	100,000	100,394
5.25%, 08/01/2033	200,000	201,459
DTE Electric Co.
1.90%, 04/01/2028	400,000	375,886
5.25%, 05/15/2035	100,000	101,553
Duke Energy Carolinas LLC
4.85%, 01/15/2034	200,000	198,877
4.95%, 01/15/2033	200,000	202,564
Duke Energy Corp.
4.30%, 03/15/2028	500,000	499,134
Entergy Corp.
1.90%, 06/15/2028	300,000	280,536
Entergy Louisiana LLC
5.15%, 09/15/2034	200,000	201,247
Evergy Kansas Central, Inc.
3.10%, 04/01/2027	300,000	294,223
Exelon Corp.
3.35%, 03/15/2032	200,000	184,737
5.15%, 03/15/2028	300,000	305,014
Security Description	Shares or Principal Amount	Value

Electric (continued)
FirstEnergy Corp.
3.90%, 07/15/2027	$ 200,000	$ 197,518
Florida Power & Light Co.
2.45%, 02/03/2032	200,000	176,335
Georgia Power Co.
4.95%, 05/17/2033	200,000	200,912
5.25%, 03/15/2034	200,000	203,340
IPALCO Enterprises, Inc.
5.75%, 04/01/2034	100,000	100,532
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/2029	200,000	195,412
4.02%, 11/01/2032	200,000	190,054
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	186,937
2.25%, 06/01/2030	200,000	179,852
5.25%, 03/15/2034	200,000	201,804
5.45%, 03/15/2035	200,000	203,476
6.70%, 09/01/2054	50,000	51,570
Oncor Electric Delivery Co. LLC
2.75%, 05/15/2030	400,000	369,725
Pacific Gas & Electric Co.
2.10%, 08/01/2027	200,000	189,910
4.55%, 07/01/2030	200,000	196,124
6.40%, 06/15/2033	200,000	211,019
PacifiCorp
5.45%, 02/15/2034	200,000	201,618
PPL Capital Funding, Inc.
4.13%, 04/15/2030	200,000	195,709
Public Service Co. of Colorado
1.88%, 06/15/2031	200,000	171,968
Public Service Co. of Oklahoma
5.20%, 01/15/2035	200,000	199,552
Public Service Electric & Gas Co.
4.65%, 03/15/2033	200,000	198,123
Sempra
3.25%, 06/15/2027	200,000	195,367
5.50%, 08/01/2033	200,000	204,435
Southern California Edison Co.
5.20%, 06/01/2034	100,000	98,067
5.25%, 03/15/2030	100,000	100,825
5.45%, 03/01/2035	50,000	49,804
5.95%, 11/01/2032	200,000	207,107
Southern Co.
3.70%, 04/30/2030	300,000	289,036
5.50%, 03/15/2029	200,000	207,215
Union Electric Co.
5.20%, 04/01/2034	100,000	101,303
Virginia Electric & Power Co.
5.15%, 03/15/2035	200,000	200,697
WEC Energy Group, Inc.
1.38%, 10/15/2027	300,000	281,138
Wisconsin Power & Light Co.
3.00%, 07/01/2029	300,000	284,283
Xcel Energy, Inc.
5.60%, 04/15/2035	100,000	101,855
		11,445,250
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/2028	100,000	92,973
Electronics — 0.3%
Allegion PLC
3.50%, 10/01/2029	200,000	191,188

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Amphenol Corp.
2.20%, 09/15/2031	$ 100,000	$ 87,339
Arrow Electronics, Inc.
5.15%, 08/21/2029	100,000	101,385
Flex, Ltd.
5.25%, 01/15/2032	100,000	101,176
Honeywell International, Inc.
1.75%, 09/01/2031	100,000	85,088
2.50%, 11/01/2026	400,000	390,991
4.50%, 01/15/2034	100,000	97,415
Jabil, Inc.
3.95%, 01/12/2028	300,000	295,849
TD SYNNEX Corp.
2.38%, 08/09/2028	200,000	186,891
		1,537,322
Environmental Control — 0.2%
Republic Services, Inc.
3.95%, 05/15/2028	300,000	297,656
5.00%, 04/01/2034	100,000	100,990
Veralto Corp.
5.35%, 09/18/2028	100,000	102,566
Waste Connections, Inc.
3.20%, 06/01/2032	100,000	91,167
Waste Management, Inc.
3.15%, 11/15/2027	200,000	195,205
4.15%, 04/15/2032	100,000	97,398
4.80%, 03/15/2032	100,000	101,118
		986,100
Food — 0.6%
Kellanova
3.40%, 11/15/2027	400,000	391,532
Conagra Brands, Inc.
4.85%, 11/01/2028	200,000	200,838
General Mills, Inc.
3.20%, 02/10/2027	400,000	392,998
Hershey Co.
1.70%, 06/01/2030	200,000	176,346
J.M. Smucker Co.
4.25%, 03/15/2035	200,000	185,343
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	200,000	175,101
Kraft Heinz Foods Co.
3.88%, 05/15/2027	200,000	197,555
Kroger Co.
4.50%, 01/15/2029	200,000	201,184
Mondelez International, Inc.
4.13%, 05/07/2028	200,000	199,061
Pilgrim's Pride Corp.
4.25%, 04/15/2031	200,000	191,162
Sysco Corp.
5.10%, 09/23/2030	200,000	204,221
The Campbell's Company
5.40%, 03/21/2034	100,000	100,993
Tyson Foods, Inc.
4.35%, 03/01/2029	200,000	198,449
		2,814,783
Forest Products & Paper — 0.0%
Suzano Austria GmbH
2.50%, 09/15/2028	200,000	185,898
Security Description	Shares or Principal Amount	Value

Gas — 0.2%
National Fuel Gas Co.
4.75%, 09/01/2028	$ 200,000	$ 198,954
NiSource, Inc.
3.60%, 05/01/2030	200,000	191,493
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	200,000	193,107
Southern California Gas Co.
2.55%, 02/01/2030	200,000	183,686
		767,240
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	100,000	89,305
Healthcare-Products — 0.3%
Abbott Laboratories
3.75%, 11/30/2026	283,000	281,279
Baxter International, Inc.
2.54%, 02/01/2032	200,000	173,829
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	50,000	51,037
5.91%, 11/22/2032	200,000	212,397
Solventum Corp.
5.40%, 03/01/2029	200,000	205,768
Stryker Corp.
4.85%, 02/10/2030	100,000	101,664
5.20%, 02/10/2035	100,000	101,555
Thermo Fisher Scientific, Inc.
5.09%, 08/10/2033	200,000	204,343
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	176,750
		1,508,622
Healthcare-Services — 0.8%
Advocate Health & Hospitals Corp.
3.83%, 08/15/2028	50,000	49,279
Centene Corp.
3.00%, 10/15/2030	200,000	174,192
4.63%, 12/15/2029	200,000	190,177
Cigna Group
2.38%, 03/15/2031	200,000	177,193
4.38%, 10/15/2028	200,000	199,288
CommonSpirit Health
3.35%, 10/01/2029	100,000	95,342
5.21%, 12/01/2031	200,000	204,073
Elevance Health, Inc.
2.88%, 09/15/2029	200,000	187,408
4.95%, 11/01/2031	200,000	201,141
5.50%, 10/15/2032	100,000	103,260
HCA, Inc.
3.50%, 09/01/2030	200,000	188,535
4.13%, 06/15/2029	200,000	196,038
5.45%, 09/15/2034	100,000	100,405
5.63%, 09/01/2028	200,000	205,213
Humana, Inc.
1.35%, 02/03/2027	100,000	95,392
5.38%, 04/15/2031	200,000	204,010
Kaiser Foundation Hospitals
3.15%, 05/01/2027	60,000	58,772
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	100,000	97,271
Quest Diagnostics, Inc.
5.00%, 12/15/2034	100,000	99,319

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
UnitedHealth Group, Inc.
2.95%, 10/15/2027	$ 100,000	$ 97,038
3.85%, 06/15/2028	200,000	197,233
4.90%, 04/15/2031	200,000	202,094
5.00%, 04/15/2034	100,000	99,231
5.15%, 07/15/2034	150,000	150,432
Universal Health Services, Inc.
4.63%, 10/15/2029	200,000	197,204
		3,769,540
Home Builders — 0.0%
PulteGroup, Inc.
6.00%, 02/15/2035	50,000	52,041
Household Products/Wares — 0.1%
Avery Dennison Corp.
5.75%, 03/15/2033	100,000	104,525
Kimberly-Clark Corp.
1.05%, 09/15/2027	200,000	187,806
		292,331
Insurance — 0.8%
Allstate Corp.
1.45%, 12/15/2030	100,000	84,659
Aon Corp.
2.80%, 05/15/2030	200,000	185,452
Aon North America, Inc.
5.45%, 03/01/2034	100,000	102,291
Arthur J Gallagher & Co.
5.00%, 02/15/2032	200,000	201,641
Assurant, Inc.
2.65%, 01/15/2032	100,000	86,038
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	100,000	104,527
Athene Holding, Ltd.
6.65%, 02/01/2033	100,000	107,615
Berkshire Hathaway Finance Corp.
2.88%, 03/15/2032	100,000	91,723
Brighthouse Financial, Inc.
3.70%, 06/22/2027	100,000	97,471
Brown & Brown, Inc.
4.20%, 03/17/2032	100,000	94,993
Chubb INA Holdings, Inc.
1.38%, 09/15/2030	200,000	172,883
CNA Financial Corp.
3.90%, 05/01/2029	100,000	97,630
CNO Financial Group, Inc.
5.25%, 05/30/2029	100,000	100,861
Enstar Group, Ltd.
4.95%, 06/01/2029	100,000	100,392
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	100,000	103,019
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	200,000	184,827
Fidelity National Financial, Inc.
4.50%, 08/15/2028	100,000	99,466
First American Financial Corp.
2.40%, 08/15/2031	100,000	85,638
Globe Life, Inc.
4.80%, 06/15/2032	100,000	98,256
Jackson Financial, Inc.
5.17%, 06/08/2027	100,000	100,916
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Lincoln National Corp.
3.40%, 01/15/2031	$ 100,000	$ 92,685
Loews Corp.
3.20%, 05/15/2030	100,000	94,422
Manulife Financial Corp.
2.48%, 05/19/2027	100,000	96,708
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	100,000	89,314
4.85%, 11/15/2031	200,000	202,373
MetLife, Inc.
5.38%, 07/15/2033	200,000	207,784
Principal Financial Group, Inc.
2.13%, 06/15/2030	100,000	89,374
Progressive Corp.
3.00%, 03/15/2032	100,000	90,945
Prudential Financial, Inc.
5.13%, 03/01/2052	50,000	48,436
5.75%, 07/15/2033	200,000	212,179
Reinsurance Group of America, Inc.
6.00%, 09/15/2033	100,000	105,008
Willis North America, Inc.
2.95%, 09/15/2029	100,000	93,775
		3,723,301
Internet — 0.5%
Alibaba Group Holding, Ltd.
4.88%, 05/26/2030*	200,000	204,236
Alphabet, Inc.
4.50%, 05/15/2035	200,000	196,260
Amazon.com, Inc.
2.10%, 05/12/2031	200,000	177,061
3.15%, 08/22/2027	400,000	392,483
4.80%, 12/05/2034	200,000	203,401
Expedia Group, Inc.
3.80%, 02/15/2028	400,000	393,076
Meta Platforms, Inc.
4.30%, 08/15/2029	200,000	200,876
4.75%, 08/15/2034	200,000	199,230
Netflix, Inc.
6.38%, 05/15/2029	200,000	214,212
Uber Technologies, Inc.
4.30%, 01/15/2030	200,000	198,266
		2,379,101
Investment Companies — 0.3%
Apollo Debt Solutions BDC
6.90%, 04/13/2029	50,000	52,229
Ares Capital Corp.
2.88%, 06/15/2028	100,000	94,496
5.80%, 03/08/2032	50,000	49,915
7.00%, 01/15/2027	100,000	102,940
Ares Strategic Income Fund
6.20%, 03/21/2032	100,000	101,170
Blackstone Private Credit Fund
4.00%, 01/15/2029	100,000	96,551
6.25%, 01/25/2031	100,000	103,095
Blackstone Secured Lending Fund
2.85%, 09/30/2028	50,000	46,817
5.30%, 06/30/2030	50,000	49,746
Blue Owl Capital Corp.
5.95%, 03/15/2029	50,000	50,114
Blue Owl Credit Income Corp.
6.65%, 03/15/2031	50,000	51,410

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies (continued)
7.75%, 09/16/2027	$ 100,000	$ 104,455
FS KKR Capital Corp.
3.13%, 10/12/2028	100,000	92,201
Golub Capital BDC, Inc.
6.00%, 07/15/2029	50,000	50,769
Golub Capital Private Credit Fund
5.80%, 09/12/2029	50,000	50,136
Main Street Capital Corp.
6.95%, 03/01/2029	50,000	52,088
Oaktree Specialty Lending Corp.
7.10%, 02/15/2029	50,000	51,449
Sixth Street Lending Partners
6.13%, 07/15/2030*	50,000	50,945
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/2029	50,000	51,188
		1,301,714
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	50,000	54,818
Nucor Corp.
4.65%, 06/01/2030	100,000	100,723
Steel Dynamics, Inc.
5.25%, 05/15/2035	100,000	99,869
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	188,453
		443,863
Lodging — 0.1%
Choice Hotels International, Inc.
5.85%, 08/01/2034	50,000	50,370
Hyatt Hotels Corp.
5.25%, 06/30/2029	100,000	101,747
Las Vegas Sands Corp.
3.90%, 08/08/2029	100,000	95,422
Marriott International, Inc.
4.63%, 06/15/2030	100,000	99,849
5.30%, 05/15/2034	100,000	100,842
Sands China, Ltd.
5.40%, 08/08/2028	200,000	202,327
		650,557
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.60%, 11/15/2027	100,000	100,885
4.70%, 11/15/2029	100,000	101,461
5.00%, 05/14/2027	200,000	202,611
		404,957
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.50%, 10/08/2027	200,000	199,708
Deere & Co.
5.45%, 01/16/2035	100,000	103,787
Ingersoll Rand, Inc.
5.70%, 08/14/2033	100,000	104,474
John Deere Capital Corp.
2.80%, 09/08/2027	400,000	388,523
2.80%, 07/18/2029	200,000	189,135
5.15%, 09/08/2033	100,000	103,004
nVent Finance SARL
2.75%, 11/15/2031	100,000	87,236
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Otis Worldwide Corp.
2.57%, 02/15/2030	$ 200,000	$ 183,962
Regal Rexnord Corp.
6.30%, 02/15/2030	100,000	104,679
		1,464,508
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	200,000	177,182
6.10%, 06/01/2029	300,000	312,947
Comcast Corp.
2.65%, 02/01/2030	300,000	277,705
3.30%, 02/01/2027	300,000	295,370
4.15%, 10/15/2028	300,000	298,116
5.30%, 06/01/2034	200,000	204,100
Fox Corp.
4.71%, 01/25/2029	200,000	201,034
Paramount Global
4.20%, 06/01/2029	200,000	194,602
Walt Disney Co.
2.65%, 01/13/2031	200,000	183,376
		2,144,432
Mining — 0.1%
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	200,000	204,907
Newmont Corp.
2.25%, 10/01/2030	200,000	181,071
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	100,000	108,042
Rio Tinto Finance USA PLC
4.88%, 03/14/2030	100,000	101,512
		595,532
Miscellaneous Manufacturing — 0.1%
3M Co.
2.38%, 08/26/2029	200,000	185,056
Eaton Corp.
4.15%, 03/15/2033	100,000	96,983
Parker-Hannifin Corp.
3.25%, 06/14/2029	100,000	95,919
Textron, Inc.
6.10%, 11/15/2033	100,000	106,373
		484,331
Multi-National — 2.7%
African Development Bank
3.50%, 09/18/2029	300,000	294,297
Asian Development Bank
1.75%, 09/19/2029	200,000	183,109
3.13%, 08/20/2027	500,000	491,640
3.75%, 04/25/2028	300,000	298,651
4.00%, 01/12/2033	500,000	492,361
4.38%, 01/14/2028	400,000	404,243
4.50%, 08/25/2028	300,000	304,882
Asian Infrastructure Investment Bank
4.25%, 03/13/2034	400,000	397,472
Corp. Andina de Fomento
4.13%, 06/30/2028	200,000	199,280
European Bank for Reconstruction & Development
4.13%, 01/25/2029	300,000	301,502
European Investment Bank
3.75%, 11/15/2029	300,000	297,511

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Multi-National (continued)
3.88%, 03/15/2028	$ 500,000	$ 499,539
4.00%, 02/15/2029	300,000	300,585
4.13%, 02/13/2034	200,000	197,470
4.25%, 08/16/2032	100,000	100,396
4.38%, 03/19/2027	600,000	603,229
4.50%, 03/14/2030	300,000	306,721
4.63%, 02/12/2035	300,000	305,890
4.75%, 06/15/2029	300,000	308,517
Inter-American Development Bank
0.63%, 09/16/2027	500,000	466,066
1.13%, 07/20/2028	300,000	276,520
1.50%, 01/13/2027	600,000	578,212
3.50%, 04/12/2033	400,000	379,880
4.50%, 02/15/2030	200,000	204,290
International Bank for Reconstruction & Development
0.75%, 11/24/2027	2,000,000	1,858,261
3.13%, 06/15/2027	2,000,000	1,968,704
4.63%, 01/15/2032	500,000	513,234
International Finance Corp.
3.88%, 07/02/2030	200,000	199,006
4.50%, 01/21/2028	400,000	405,413
		13,136,881
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/2031	150,000	138,110
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	200,000	178,118
3.02%, 01/16/2027	500,000	491,257
5.23%, 11/17/2034	200,000	202,372
Canadian Natural Resources, Ltd.
5.40%, 12/15/2034*	100,000	99,501
Chevron USA, Inc.
4.48%, 02/26/2028	200,000	201,498
ConocoPhillips Co.
4.70%, 01/15/2030	200,000	202,136
Coterra Energy, Inc.
4.38%, 03/15/2029	200,000	197,624
Devon Energy Corp.
5.20%, 09/15/2034	100,000	97,140
Diamondback Energy, Inc.
3.13%, 03/24/2031	200,000	182,923
EQT Corp.
5.70%, 04/01/2028	200,000	205,600
Expand Energy Corp.
5.70%, 01/15/2035	100,000	101,267
Exxon Mobil Corp.
2.44%, 08/16/2029	200,000	187,985
3.48%, 03/19/2030	200,000	193,377
Helmerich & Payne, Inc.
5.50%, 12/01/2034	50,000	46,123
Hess Corp.
7.88%, 10/01/2029	100,000	113,217
HF Sinclair Corp.
5.00%, 02/01/2028	200,000	199,506
6.25%, 01/15/2035	50,000	50,874
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	294,775
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	98,071
6.13%, 01/01/2031	200,000	206,828
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ovintiv, Inc.
6.50%, 08/15/2034	$ 50,000	$ 52,329
Phillips 66 Co.
5.30%, 06/30/2033	100,000	101,027
Pioneer Natural Resources Co.
1.90%, 08/15/2030	200,000	177,116
Shell International Finance BV
3.88%, 11/13/2028	300,000	297,227
TotalEnergies Capital SA
5.15%, 04/05/2034	100,000	102,328
Valero Energy Corp.
4.00%, 04/01/2029	200,000	196,196
Woodside Finance, Ltd.
5.10%, 09/12/2034	50,000	48,511
		4,524,926
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	100,000	103,707
Berry Global, Inc.
5.65%, 01/15/2034	100,000	103,370
Sonoco Products Co.
4.60%, 09/01/2029	200,000	199,013
WRKCo., Inc.
4.20%, 06/01/2032	200,000	191,559
		597,649
Pharmaceuticals — 1.4%
AbbVie, Inc.
3.20%, 11/21/2029	250,000	238,329
4.50%, 05/14/2035	100,000	96,080
4.65%, 03/15/2028	200,000	201,828
4.80%, 03/15/2027	200,000	201,317
5.05%, 03/15/2034	100,000	101,262
Astrazeneca Finance LLC
4.80%, 02/26/2027	200,000	201,760
AstraZeneca PLC
1.38%, 08/06/2030	200,000	173,138
Becton Dickinson & Co.
5.11%, 02/08/2034	100,000	100,222
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	200,000	192,982
3.45%, 11/15/2027	400,000	394,109
4.90%, 02/22/2029	200,000	203,852
Cardinal Health, Inc.
5.00%, 11/15/2029	300,000	304,839
Cencora, Inc.
4.85%, 12/15/2029	200,000	202,269
CVS Health Corp.
1.30%, 08/21/2027	200,000	187,225
3.25%, 08/15/2029	200,000	189,488
4.30%, 03/25/2028	300,000	297,995
5.13%, 02/21/2030	200,000	203,221
5.40%, 06/01/2029	200,000	205,294
Eli Lilly & Co.
4.90%, 02/12/2032	200,000	204,461
5.10%, 02/12/2035	200,000	203,345
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/2028	400,000	396,676
Johnson & Johnson
2.90%, 01/15/2028	400,000	389,478
4.95%, 06/01/2034	200,000	206,855

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
McKesson Corp.
4.95%, 05/30/2032	$ 100,000	$ 100,806
Merck & Co., Inc.
2.15%, 12/10/2031	200,000	173,735
3.40%, 03/07/2029	200,000	194,294
Novartis Capital Corp.
3.80%, 09/18/2029	200,000	197,380
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	200,000	200,780
4.65%, 05/19/2030	200,000	201,643
Pfizer, Inc.
1.75%, 08/18/2031	200,000	171,971
2.63%, 04/01/2030	200,000	185,380
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	200,000	202,857
Viatris, Inc.
2.70%, 06/22/2030	100,000	88,656
		6,813,527
Pipelines — 0.9%
Boardwalk Pipelines LP
5.63%, 08/01/2034	50,000	50,632
Cheniere Energy Partners LP
3.25%, 01/31/2032	200,000	179,787
Cheniere Energy, Inc.
4.63%, 10/15/2028	200,000	198,931
DCP Midstream Operating LP
5.13%, 05/15/2029	200,000	202,613
Enbridge, Inc.
5.70%, 03/08/2033	200,000	207,171
6.00%, 11/15/2028	200,000	209,332
Energy Transfer LP
5.50%, 06/01/2027	200,000	202,824
6.40%, 12/01/2030	200,000	214,620
6.55%, 12/01/2033	200,000	215,797
Enterprise Products Operating LLC
2.80%, 01/31/2030	200,000	186,726
5.35%, 01/31/2033	200,000	206,458
Kinder Morgan, Inc.
5.20%, 06/01/2033	100,000	100,420
7.80%, 08/01/2031	200,000	229,726
MPLX LP
4.95%, 09/01/2032	200,000	197,565
ONEOK, Inc.
6.05%, 09/01/2033	100,000	104,936
6.10%, 11/15/2032	200,000	211,454
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	200,000	190,883
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	200,000	198,391
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	100,000	99,912
Targa Resources Corp.
6.13%, 03/15/2033	100,000	105,166
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	186,341
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	200,000	194,793
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	192,090
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Williams Cos., Inc.
2.60%, 03/15/2031	$ 200,000	$ 178,711
5.15%, 03/15/2034	100,000	99,611
		4,364,890
Private Equity — 0.0%
Blackstone Reg Finance Co. LLC
5.00%, 12/06/2034	50,000	49,442
Brookfield Finance, Inc.
5.68%, 01/15/2035	50,000	51,340
		100,782
Real Estate — 0.0%
CBRE Services, Inc.
5.95%, 08/15/2034	100,000	105,366
REITS — 1.3%
Agree LP
2.60%, 06/15/2033	50,000	41,704
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	100,000	82,742
2.75%, 12/15/2029	100,000	92,540
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	101,660
American Tower Corp.
3.55%, 07/15/2027	200,000	196,602
3.80%, 08/15/2029	200,000	194,201
5.55%, 07/15/2033	200,000	206,176
AvalonBay Communities, Inc.
5.30%, 12/07/2033	100,000	102,492
Boston Properties LP
3.25%, 01/30/2031	100,000	91,705
4.50%, 12/01/2028	100,000	99,019
5.75%, 01/15/2035	100,000	100,589
Brixmor Operating Partnership LP
2.50%, 08/16/2031	100,000	87,353
Camden Property Trust
4.10%, 10/15/2028	100,000	99,319
Crown Castle, Inc.
2.10%, 04/01/2031	200,000	172,107
3.30%, 07/01/2030	200,000	187,292
Digital Realty Trust LP
3.60%, 07/01/2029	100,000	96,445
EPR Properties
4.95%, 04/15/2028	100,000	100,009
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	100,000	101,931
Equinix, Inc.
3.90%, 04/15/2032	100,000	94,299
ERP Operating LP
4.15%, 12/01/2028	100,000	99,395
Essex Portfolio LP
4.00%, 03/01/2029	100,000	98,078
Extra Space Storage LP
2.35%, 03/15/2032	100,000	85,225
5.70%, 04/01/2028	100,000	102,780
Federal Realty OP LP
3.25%, 07/15/2027	100,000	97,840
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	100,000	88,457
Healthpeak OP LLC
3.00%, 01/15/2030	100,000	93,743
5.25%, 12/15/2032	100,000	101,431

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Highwoods Realty LP
4.13%, 03/15/2028	$ 100,000	$ 97,842
Host Hotels & Resorts LP
3.38%, 12/15/2029	100,000	93,772
Invitation Homes Operating Partnership LP
2.70%, 01/15/2034	100,000	82,549
Kilroy Realty LP
4.25%, 08/15/2029	100,000	96,428
Kimco Realty OP LLC
6.40%, 03/01/2034	100,000	108,622
LXP Industrial Trust
2.38%, 10/01/2031	100,000	84,336
Mid-America Apartments LP
3.60%, 06/01/2027	100,000	98,647
NNN REIT, Inc.
3.50%, 10/15/2027	100,000	97,934
Omega Healthcare Investors, Inc.
4.75%, 01/15/2028	100,000	100,288
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/2031	100,000	87,109
Piedmont Operating Partnership LP
9.25%, 07/20/2028	100,000	110,083
Prologis LP
3.88%, 09/15/2028	100,000	98,665
4.75%, 06/15/2033	100,000	99,361
5.00%, 01/31/2035	100,000	99,702
Public Storage Operating Co.
1.95%, 11/09/2028	100,000	92,856
2.25%, 11/09/2031	100,000	87,167
Realty Income Corp.
3.25%, 01/15/2031	100,000	93,474
4.70%, 12/15/2028	100,000	100,797
5.13%, 02/15/2034	100,000	101,130
5.63%, 10/13/2032	50,000	52,205
Regency Centers LP
3.70%, 06/15/2030	100,000	96,436
Safehold GL Holdings LLC
2.80%, 06/15/2031	100,000	89,237
Simon Property Group LP
2.45%, 09/13/2029	100,000	92,788
2.65%, 07/15/2030	100,000	91,944
2.65%, 02/01/2032	100,000	88,188
Store Capital LLC
2.75%, 11/18/2030	100,000	88,801
Sun Communities Operating LP
2.30%, 11/01/2028	100,000	93,157
UDR, Inc.
2.10%, 08/01/2032	100,000	83,277
Ventas Realty LP
3.85%, 04/01/2027	100,000	98,908
5.00%, 01/15/2035	50,000	48,979
VICI Properties LP
5.13%, 05/15/2032	100,000	99,761
Welltower OP LLC
2.80%, 06/01/2031	100,000	90,673
Welltower, Inc.
2.70%, 02/15/2027	100,000	97,547
Weyerhaeuser Co.
4.00%, 04/15/2030	200,000	194,771
Security Description	Shares or Principal Amount	Value

REITS (continued)
WP Carey, Inc.
3.85%, 07/15/2029	$ 100,000	$ 97,197
		6,349,765
Retail — 0.7%
AutoNation, Inc.
3.85%, 03/01/2032	100,000	91,956
AutoZone, Inc.
6.55%, 11/01/2033	100,000	110,156
Costco Wholesale Corp.
1.60%, 04/20/2030	400,000	355,570
Dollar General Corp.
5.20%, 07/05/2028	200,000	203,491
Genuine Parts Co.
2.75%, 02/01/2032	100,000	87,336
Home Depot, Inc.
3.90%, 12/06/2028	200,000	198,655
4.50%, 09/15/2032	200,000	199,764
4.75%, 06/25/2029	200,000	203,248
4.95%, 06/25/2034	100,000	100,803
Lowe's Cos., Inc.
1.70%, 09/15/2028	200,000	184,465
1.70%, 10/15/2030	200,000	173,250
3.65%, 04/05/2029	200,000	194,788
McDonald's Corp.
3.60%, 07/01/2030	200,000	193,018
4.60%, 05/15/2030	200,000	201,208
O'Reilly Automotive, Inc.
4.20%, 04/01/2030	200,000	197,131
Starbucks Corp.
2.55%, 11/15/2030	200,000	180,851
3.55%, 08/15/2029	100,000	97,195
Target Corp.
3.38%, 04/15/2029	300,000	290,964
Walmart, Inc.
3.70%, 06/26/2028	200,000	198,232
4.10%, 04/15/2033	200,000	194,396
		3,656,477
Semiconductors — 0.8%
Analog Devices, Inc.
1.70%, 10/01/2028	300,000	277,063
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	400,000	396,566
Broadcom, Inc.
2.45%, 02/15/2031*	200,000	178,417
3.42%, 04/15/2033*	200,000	180,923
3.47%, 04/15/2034*	200,000	177,756
4.80%, 10/15/2034	100,000	98,124
5.20%, 07/15/2035	200,000	200,946
Intel Corp.
2.45%, 11/15/2029	200,000	181,996
3.75%, 08/05/2027	200,000	197,064
5.20%, 02/10/2033	200,000	199,999
Marvell Technology, Inc.
2.45%, 04/15/2028	200,000	190,000
Microchip Technology, Inc.
5.05%, 02/15/2030	100,000	101,204
Micron Technology, Inc.
5.80%, 01/15/2035	100,000	102,534
5.88%, 09/15/2033	100,000	104,291
NVIDIA Corp.
2.00%, 06/15/2031	200,000	176,487

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/2032	$ 200,000	$ 174,504
QUALCOMM, Inc.
1.30%, 05/20/2028	200,000	185,487
4.65%, 05/20/2035	200,000	197,479
Texas Instruments, Inc.
4.90%, 03/14/2033	200,000	203,277
TSMC Arizona Corp.
3.88%, 04/22/2027	300,000	297,622
		3,821,739
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	200,000	185,416
Software — 0.8%
Adobe, Inc.
2.30%, 02/01/2030	200,000	183,741
AppLovin Corp.
5.13%, 12/01/2029	200,000	202,417
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	100,000	93,254
Cadence Design Systems, Inc.
4.30%, 09/10/2029	100,000	99,681
Concentrix Corp.
6.60%, 08/02/2028	100,000	104,711
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	100,000	87,329
Fiserv, Inc.
3.50%, 07/01/2029	200,000	191,902
5.15%, 08/12/2034	100,000	99,343
5.45%, 03/02/2028	200,000	204,413
Intuit, Inc.
1.35%, 07/15/2027	300,000	284,442
Microsoft Corp.
3.30%, 02/06/2027	200,000	197,790
Oracle Corp.
2.80%, 04/01/2027	400,000	389,062
4.30%, 07/08/2034	100,000	94,003
4.70%, 09/27/2034	200,000	192,161
6.25%, 11/09/2032	200,000	215,289
Paychex, Inc.
5.60%, 04/15/2035	100,000	102,767
Roper Technologies, Inc.
1.75%, 02/15/2031	200,000	171,076
Synopsys, Inc.
4.65%, 04/01/2028	400,000	403,077
VMware, Inc.
3.90%, 08/21/2027	300,000	296,537
Workday, Inc.
3.70%, 04/01/2029	200,000	194,911
		3,807,906
Telecommunications — 1.0%
AT&T, Inc.
2.30%, 06/01/2027	300,000	288,801
2.55%, 12/01/2033	200,000	166,757
4.10%, 02/15/2028	200,000	198,617
5.40%, 02/15/2034	200,000	204,386
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/2032	100,000	84,550
British Telecommunications PLC
9.63%, 12/15/2030	100,000	122,215
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Cisco Systems, Inc.
4.85%, 02/26/2029	$ 200,000	$ 203,946
4.95%, 02/26/2031	200,000	204,851
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	100,000	117,311
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	177,668
Orange SA
9.00%, 03/01/2031	100,000	120,685
Rogers Communications, Inc.
5.00%, 02/15/2029	200,000	202,557
Sprint Capital Corp.
6.88%, 11/15/2028	300,000	320,729
T-Mobile USA, Inc.
3.38%, 04/15/2029	100,000	96,008
3.75%, 04/15/2027	400,000	395,262
3.88%, 04/15/2030	200,000	193,847
5.05%, 07/15/2033	200,000	200,311
5.15%, 04/15/2034	200,000	201,217
Verizon Communications, Inc.
2.36%, 03/15/2032	200,000	171,942
2.55%, 03/21/2031	200,000	179,128
4.33%, 09/21/2028	400,000	399,624
4.50%, 08/10/2033	200,000	193,431
5.25%, 04/02/2035	200,000	200,805
Vodafone Group PLC
4.38%, 05/30/2028	200,000	202,646
		4,847,294
Transportation — 0.3%
Canadian National Railway Co.
3.85%, 08/05/2032	150,000	142,088
Canadian Pacific Railway Co.
7.13%, 10/15/2031	150,000	168,819
CSX Corp.
4.25%, 03/15/2029	200,000	199,132
FedEx Corp.
3.10%, 08/05/2029*	200,000	188,743
Norfolk Southern Corp.
5.55%, 03/15/2034	100,000	104,069
Ryder System, Inc.
6.30%, 12/01/2028	150,000	158,326
6.60%, 12/01/2033	50,000	54,992
Union Pacific Corp.
3.95%, 09/10/2028	200,000	198,297
5.10%, 02/20/2035	100,000	101,071
United Parcel Service, Inc.
3.40%, 03/15/2029	200,000	194,412
		1,509,949
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/2031	100,000	85,158
6.90%, 05/01/2034	50,000	55,308
		140,466
Water — 0.0%
American Water Capital Corp.
3.45%, 06/01/2029	200,000	193,489
Total Corporate Bonds & Notes (cost $165,792,481)		165,958,537

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.1%
U.S. Government — 53.2%
United States Treasury Bonds
5.38%, 02/15/2031	$ 1,000,000	$ 1,067,188
6.25%, 05/15/2030	1,500,000	1,648,359
6.50%, 11/15/2026	1,500,000	1,550,918
United States Treasury Notes
0.50%, 04/30/2027 to 05/31/2027	3,000,000	2,820,742
0.63%, 03/31/2027 to 08/15/2030	7,000,000	6,060,937
0.75%, 08/31/2026	2,000,000	1,928,438
0.88%, 09/30/2026	5,000,000	4,816,211
1.00%, 07/31/2028	2,000,000	1,838,203
1.13%, 10/31/2026 to 08/31/2028	8,000,000	7,490,664
1.25%, 11/30/2026 to 08/15/2031	26,200,000	24,083,329
1.38%, 08/31/2026 to 11/15/2031	13,500,000	12,281,289
1.50%, 08/15/2026 to 11/30/2028	9,000,000	8,502,040
1.63%, 09/30/2026 to 05/15/2031	12,200,000	11,457,937
1.75%, 12/31/2026 to 01/31/2029	9,000,000	8,563,945
1.88%, 02/28/2027 to 02/15/2032	7,000,000	6,478,711
2.00%, 11/15/2026	1,300,000	1,265,875
2.25%, 02/15/2027	1,300,000	1,265,723
2.38%, 05/15/2027 to 05/15/2029	4,300,000	4,106,711
2.50%, 03/31/2027	2,000,000	1,952,031
2.63%, 05/31/2027 to 07/31/2029	8,000,000	7,680,469
2.75%, 04/30/2027 to 05/31/2029	6,000,000	5,821,172
2.88%, 05/15/2028 to 05/15/2032	7,000,000	6,653,555
3.13%, 11/15/2028 to 08/31/2029	5,000,000	4,863,554
3.25%, 06/30/2029	2,000,000	1,952,031
3.38%, 05/15/2033	3,000,000	2,834,648
3.50%, 04/30/2028 to 04/30/2030	10,500,000	10,328,163
3.63%, 03/31/2028 to 09/30/2031	5,500,000	5,413,770
3.75%, 06/30/2027 to 08/31/2031	13,000,000	12,879,473
3.88%, 09/30/2029 to 08/15/2034	8,000,000	7,826,524
4.00%, 01/15/2027 to 02/15/2034	10,000,000	9,954,063
4.13%, 01/31/2027 to 03/31/2032	24,500,000	24,565,194
4.25%, 11/30/2026 to 05/15/2035	19,000,000	19,030,702
4.38%, 08/31/2028 to 05/15/2034	16,000,000	16,225,078
4.50%, 04/15/2027 to 11/15/2033	8,000,000	8,141,875
4.63%, 11/15/2026 to 02/15/2035	9,500,000	9,638,048
		262,987,570
U.S. Government Agency — 0.9%
Federal Farm Credit Bank
1.50%, 03/30/2028	500,000	468,209
Federal Home Loan Bank
0.83%, 02/10/2027	200,000	189,995
2.50%, 12/10/2027	500,000	483,795
3.25%, 06/09/2028 to 11/16/2028	2,500,000	2,455,765
4.38%, 09/08/2028	500,000	506,756
4.75%, 03/10/2034	200,000	202,235
		4,306,755
Total U.S. Government & Agency Obligations (cost $270,628,407)		267,294,325
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Banks — 0.1%
Korea Development Bank
4.38%, 02/15/2028	400,000	401,252
4.50%, 02/15/2029	200,000	201,614
		602,866
Regional(State/Province) — 0.4%
Province of Alberta Canada
4.50%, 06/26/2029	300,000	304,074
Security Description	Shares or Principal Amount	Value

Regional(State/Province) (continued)
Province of British Columbia Canada
4.70%, 01/24/2028	$ 200,000	$ 203,059
4.80%, 06/11/2035	200,000	201,185
4.90%, 04/24/2029	200,000	205,498
Province of Ontario Canada
1.60%, 02/25/2031	400,000	348,141
2.00%, 10/02/2029	200,000	184,026
3.70%, 09/17/2029	200,000	197,045
Province of Quebec Canada
4.50%, 04/03/2029	200,000	202,914
7.50%, 09/15/2029	200,000	225,157
		2,071,099
Sovereign — 1.7%
Export Development Canada
4.13%, 02/13/2029	300,000	301,616
Export-Import Bank of Korea
4.88%, 01/14/2030	200,000	204,851
5.13%, 01/11/2033	200,000	205,753
Government of Canada
4.63%, 04/30/2029	300,000	307,049
Japan Bank for International Cooperation
1.25%, 01/21/2031	400,000	341,855
2.88%, 07/21/2027	500,000	488,135
4.63%, 07/19/2028	300,000	304,655
Japan International Cooperation Agency
3.25%, 05/25/2027	500,000	490,876
Panama Government International Bond
3.88%, 03/17/2028	200,000	193,624
Republic of Chile
2.55%, 07/27/2033	200,000	168,200
Republic of Indonesia
3.50%, 01/11/2028	200,000	196,942
3.55%, 03/31/2032	200,000	185,994
4.75%, 09/10/2034	200,000	196,379
Republic of Italy
2.88%, 10/17/2029	200,000	187,991
Republic of Panama
3.16%, 01/23/2030	200,000	180,130
7.50%, 03/01/2031	200,000	214,220
Republic of Peru
2.78%, 01/23/2031	200,000	179,836
3.00%, 01/15/2034	200,000	168,508
Republic of Philippines
3.00%, 02/01/2028	400,000	386,488
5.25%, 05/14/2034	200,000	203,891
6.38%, 01/15/2032	200,000	218,325
Republic of Poland
4.88%, 02/12/2030	200,000	204,393
5.38%, 02/12/2035	200,000	203,894
Republic of Uruguay
4.38%, 01/23/2031	200,000	198,900
State of Israel
2.75%, 07/03/2030	200,000	181,661
5.50%, 03/12/2034	200,000	201,806
Svensk Exportkredit AB
3.75%, 09/13/2027	600,000	596,618
United Mexican States
2.66%, 05/24/2031	200,000	172,264
4.50%, 04/22/2029	200,000	197,200
5.00%, 05/07/2029	200,000	200,200
5.85%, 07/02/2032	200,000	201,200

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
6.00%, 05/13/2030	$ 200,000	$ 206,600
6.35%, 02/09/2035	200,000	203,000
		8,093,054
Total Foreign Government Obligations (cost $10,773,111)		10,767,019
MUNICIPAL SECURITIES — 0.2%
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
4.13%, 05/15/2032	150,000	146,578
State Board of Administration Finance Corp. Revenue Bonds
5.53%, 07/01/2034	150,000	153,695
State of California General Obligation Bonds
6.00%, 03/01/2033	200,000	217,612
State of Illinois General Obligation Bonds
6.63%, 02/01/2035	50,000	52,528
State of Oregon General Obligation Bonds
5.89%, 06/01/2027	55,189	56,258
Texas Department of Transportation State Highway Fund Revenue Bonds
5.18%, 04/01/2030	60,000	60,967
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035	132,401	134,938
Total Municipal Securities (cost $811,799)		822,576
UNAFFILIATED INVESTMENT COMPANIES — 8.7%
iShares 1-3 Year Treasury Bond ETF	135,000	11,140,200
Security Description	Shares or Principal Amount	Value

iShares 3-7 Year Treasury Bond ETF	150,000	$ 17,746,500
iShares 7-10 Year Treasury Bond ETF	150,000	14,235,000
Total Unaffiliated Investment Companies (cost $44,186,123)		43,121,700
Total Long-Term Investment Securities (cost $492,191,921)		487,964,157
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(2) (cost $4,659,421)	4,659,421	4,659,421
TOTAL INVESTMENTS (cost $496,851,342)(3)	99.8%	492,623,578
Other assets less liabilities	0.2	1,225,915
NET ASSETS	100.0%	$493,849,493
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Intermediate Index Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $1,180,433 representing 0.2% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The rate shown is the 7-day yield as of July 31, 2025.
(3)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
ETF—Exchange Traded Fund
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$165,958,537	$—	$165,958,537
U.S. Government & Agency Obligations	—	267,294,325	—	267,294,325
Foreign Government Obligations	—	10,767,019	—	10,767,019
Municipal Securities	—	822,576	—	822,576
Unaffiliated Investment Companies	43,121,700	—	—	43,121,700
Short-Term Investments	4,659,421	—	—	4,659,421
Total Investments at Value	$47,781,121	$444,842,457	$—	$492,623,578
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Aerospace/Defense — 2.3%
General Dynamics Corp.	33,100	$ 10,314,291
L3Harris Technologies, Inc.	22,600	6,210,932
Lockheed Martin Corp.	27,700	11,661,146
		28,186,369
Agriculture — 1.2%
Altria Group, Inc.	240,400	14,890,376
Airlines — 0.9%
Delta Air Lines, Inc.	73,400	3,905,614
Southwest Airlines Co.	75,700	2,341,401
United Airlines Holdings, Inc.†	46,200	4,079,922
		10,326,937
Auto Manufacturers — 2.2%
Cummins, Inc.	16,500	6,065,730
Ford Motor Co.	557,400	6,170,418
General Motors Co.	136,200	7,264,908
PACCAR, Inc.	74,900	7,397,124
		26,898,180
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	10,500	945,735
BorgWarner, Inc.	26,900	989,920
		1,935,655
Banks — 20.5%
Bank of America Corp.	731,800	34,592,186
Bank of New York Mellon Corp.	80,400	8,156,580
Citigroup, Inc.	175,400	16,434,980
Citizens Financial Group, Inc.	44,700	2,133,084
Comerica, Inc.	9,700	655,429
Commerce Bancshares, Inc.	13,200	807,840
Cullen/Frost Bankers, Inc.	5,000	637,050
East West Bancorp, Inc.	13,600	1,363,400
Fifth Third Bancorp	56,100	2,332,077
First Citizens BancShares, Inc., Class A	1,300	2,593,188
First Horizon Corp.	36,700	800,427
Goldman Sachs Group, Inc.	34,900	25,253,291
Huntington Bancshares, Inc.	142,800	2,346,204
JPMorgan Chase & Co.	224,100	66,387,384
M&T Bank Corp.	12,900	2,434,230
Morgan Stanley	182,000	25,927,720
Northern Trust Corp.	23,400	3,042,000
PNC Financial Services Group, Inc.	39,400	7,496,638
Regions Financial Corp.	90,400	2,289,832
State Street Corp.	34,900	3,900,075
Truist Financial Corp.	91,900	4,016,949
US Bancorp	113,900	5,120,944
Webster Financial Corp.	17,100	985,815
Wells Fargo & Co.	343,700	27,712,531
Zions Bancorp NA	8,900	477,218
		247,897,072
Beverages — 1.4%
Coca-Cola Consolidated, Inc.	11,000	1,229,250
Keurig Dr Pepper, Inc.	193,900	6,330,835
Molson Coors Beverage Co., Class B	25,200	1,227,744
PepsiCo, Inc.	55,500	7,654,560
		16,442,389
Biotechnology — 3.8%
Amgen, Inc.	61,500	18,148,650
Corteva, Inc.	97,400	7,025,462
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Exelixis, Inc.†	38,900	$ 1,408,958
Gilead Sciences, Inc.	139,400	15,653,226
Halozyme Therapeutics, Inc.†	14,800	887,556
Roivant Sciences, Ltd.†	90,300	1,025,808
United Therapeutics Corp.†	5,300	1,455,910
		45,605,570
Building Materials — 1.1%
CRH PLC	89,800	8,571,410
Masco Corp.	31,100	2,118,843
Owens Corning	12,300	1,714,989
UFP Industries, Inc.	7,200	705,600
		13,110,842
Chemicals — 0.6%
Axalta Coating Systems, Ltd.†	26,200	741,984
CF Industries Holdings, Inc.	23,100	2,144,373
Mosaic Co.	42,200	1,519,622
PPG Industries, Inc.	30,200	3,186,100
		7,592,079
Commercial Services — 1.7%
ADT, Inc.	91,300	762,355
Corpay, Inc.†	6,700	2,164,435
H&R Block, Inc.	16,500	896,610
PayPal Holdings, Inc.†	118,900	8,175,564
U-Haul Holding Co. †	1,900	109,934
U-Haul Holding Co. (Non-Voting)	23,400	1,216,800
United Rentals, Inc.	8,660	7,646,261
		20,971,959
Computers — 1.6%
CACI International, Inc., Class A†	3,000	1,381,710
Cognizant Technology Solutions Corp., Class A	70,300	5,044,728
Dell Technologies, Inc., Class C	48,500	6,435,465
Genpact, Ltd.	25,000	1,101,250
Leidos Holdings, Inc.	18,400	2,937,560
NetApp, Inc.	26,600	2,769,858
		19,670,571
Cosmetics/Personal Care — 0.3%
Kenvue, Inc.	185,800	3,983,552
Distribution/Wholesale — 0.2%
LKQ Corp.	34,200	1,007,874
WESCO International, Inc.	6,400	1,324,544
		2,332,418
Diversified Financial Services — 2.4%
Ally Financial, Inc.	27,500	1,040,875
Ameriprise Financial, Inc.	11,590	6,005,822
Apollo Global Management, Inc.	55,900	8,123,388
Invesco, Ltd.	26,400	554,664
Jefferies Financial Group, Inc.	24,700	1,424,202
Raymond James Financial, Inc.	24,600	4,111,398
SEI Investments Co.	15,400	1,357,048
Stifel Financial Corp.	10,400	1,186,848
Synchrony Financial	46,700	3,253,589
T. Rowe Price Group, Inc.	22,300	2,262,335
Voya Financial, Inc.	5,000	350,000
		29,670,169
Electric — 3.4%
DTE Energy Co.	27,500	3,806,275
Duke Energy Corp.	87,700	10,667,828

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Evergy, Inc.	32,800	$ 2,322,240
FirstEnergy Corp.	71,100	3,036,681
NRG Energy, Inc.	24,400	4,079,680
OGE Energy Corp.	23,000	1,044,660
PPL Corp.	98,200	3,504,758
Public Service Enterprise Group, Inc.	62,000	5,566,980
Southern Co.	56,600	5,347,568
WEC Energy Group, Inc.	15,800	1,723,464
		41,100,134
Electrical Components & Equipment — 0.1%
Acuity, Inc.	4,400	1,369,940
Electronics — 0.3%
Allegion PLC	11,400	1,891,488
TD SYNNEX Corp.	11,800	1,703,802
		3,595,290
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	15,300	2,673,369
Engineering & Construction — 0.1%
TopBuild Corp.†	4,100	1,518,763
Food — 2.7%
Albertsons Cos., Inc., Class A	79,900	1,535,678
Hormel Foods Corp.	12,500	351,125
Ingredion, Inc.	9,200	1,210,168
Kraft Heinz Co.	143,400	3,937,764
Kroger Co.	94,400	6,617,440
Lamb Weston Holdings, Inc.	17,400	993,018
Mondelez International, Inc., Class A	159,700	10,330,993
Sysco Corp.	69,200	5,508,320
Tyson Foods, Inc., Class A	40,800	2,133,840
		32,618,346
Gas — 0.1%
National Fuel Gas Co.	12,000	1,041,480
Hand/Machine Tools — 0.2%
Snap-on, Inc.	7,400	2,376,806
Healthcare-Products — 1.6%
Medtronic PLC	182,800	16,495,872
Zimmer Biomet Holdings, Inc.	28,200	2,584,530
		19,080,402
Healthcare-Services — 2.9%
Cigna Group	38,100	10,187,178
DaVita, Inc.†	10,800	1,515,996
HCA Healthcare, Inc.	39,400	13,947,206
Labcorp Holdings, Inc.	11,900	3,094,952
Quest Diagnostics, Inc.	15,600	2,611,596
Tenet Healthcare Corp.†	13,300	2,145,024
Universal Health Services, Inc., Class B	9,200	1,531,340
		35,033,292
Home Builders — 0.6%
NVR, Inc.†	370	2,793,311
PulteGroup, Inc.	31,100	3,511,812
Toll Brothers, Inc.	11,900	1,408,484
		7,713,607
Household Products/Wares — 0.5%
Kimberly-Clark Corp.	47,400	5,906,988
Security Description	Shares or Principal Amount	Value

Insurance — 7.5%
Aflac, Inc.	65,500	$ 6,508,080
American Financial Group, Inc.	8,200	1,024,180
Arch Capital Group, Ltd.	35,900	3,089,554
Assurant, Inc.	6,000	1,123,800
Axis Capital Holdings, Ltd.	9,700	910,248
Chubb, Ltd.	48,100	12,796,524
Cincinnati Financial Corp.	18,700	2,758,437
Equitable Holdings, Inc.	39,400	2,023,190
Everest Group, Ltd.	5,100	1,712,580
Fidelity National Financial, Inc.	26,700	1,506,681
Hartford Insurance Group, Inc.	34,300	4,266,577
Loews Corp.	25,500	2,308,770
Markel Group, Inc.†	1,090	2,189,036
MetLife, Inc.	82,600	6,273,470
Old Republic International Corp.	29,800	1,077,866
Primerica, Inc.	4,100	1,089,083
Principal Financial Group, Inc.	27,000	2,101,410
Progressive Corp.	51,700	12,513,468
Prudential Financial, Inc.	36,200	3,749,596
Reinsurance Group of America, Inc.	6,300	1,212,435
RenaissanceRe Holdings, Ltd.	5,900	1,438,066
Travelers Cos., Inc.	42,300	11,008,152
Unum Group	19,100	1,371,571
W.R. Berkley Corp.	45,600	3,137,736
Willis Towers Watson PLC	10,300	3,252,843
		90,443,353
Internet — 1.1%
eBay, Inc.	65,800	6,037,150
Expedia Group, Inc.	17,400	3,135,828
Gen Digital, Inc.	88,500	2,609,865
Match Group, Inc.	35,000	1,199,450
		12,982,293
Iron/Steel — 0.8%
Nucor Corp.	32,900	4,707,003
Reliance, Inc.	6,800	1,972,884
Steel Dynamics, Inc.	24,200	3,086,952
		9,766,839
Lodging — 0.2%
MGM Resorts International†	38,800	1,414,260
Wynn Resorts, Ltd.	14,900	1,624,547
		3,038,807
Machinery-Construction & Mining — 2.4%
Caterpillar, Inc.	62,500	27,376,250
Oshkosh Corp.	9,200	1,164,076
		28,540,326
Machinery-Diversified — 0.7%
AGCO Corp.	10,600	1,250,482
CNH Industrial NV	166,000	2,151,360
Dover Corp.	12,500	2,264,250
Middleby Corp.†	7,600	1,103,520
Regal Rexnord Corp.	8,800	1,345,344
		8,114,956
Media — 4.0%
Charter Communications, Inc., Class A†	17,000	4,579,120
Comcast Corp., Class A	421,000	13,989,830
Fox Corp., Class A	38,900	2,169,064

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	53,800	$ 1,577,416
Walt Disney Co.	221,500	26,382,865
		48,698,295
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	15,800	1,348,846
Mining — 0.8%
Newmont Corp.	147,900	9,184,590
Miscellaneous Manufacturing — 1.3%
3M Co.	76,000	11,340,720
A.O. Smith Corp.	16,300	1,153,877
Donaldson Co., Inc.	16,600	1,194,702
Textron, Inc.	25,700	1,998,689
		15,687,988
Oil & Gas — 2.2%
EOG Resources, Inc.	77,900	9,349,558
HF Sinclair Corp.	26,900	1,181,986
Ovintiv, Inc.	36,700	1,511,306
Phillips 66	58,100	7,179,998
Range Resources Corp.	34,000	1,248,480
Valero Energy Corp.	44,300	6,082,833
		26,554,161
Oil & Gas Services — 0.6%
Baker Hughes Co.	131,700	5,933,085
TechnipFMC PLC	51,700	1,880,329
		7,813,414
Packaging & Containers — 0.5%
Ball Corp.	39,600	2,267,496
Crown Holdings, Inc.	16,600	1,649,376
Packaging Corp. of America	12,000	2,325,000
		6,241,872
Pharmaceuticals — 7.5%
AbbVie, Inc.	100,700	19,034,314
Cardinal Health, Inc.	29,000	4,501,380
Cencora, Inc.	27,700	7,924,416
CVS Health Corp.	151,400	9,401,940
Henry Schein, Inc.†	17,400	1,177,110
Jazz Pharmaceuticals PLC†	7,300	836,799
Johnson & Johnson	289,400	47,675,756
		90,551,715
Pipelines — 0.8%
Antero Midstream Corp.	68,400	1,255,140
Kinder Morgan, Inc.	317,100	8,897,826
		10,152,966
Private Equity — 0.2%
Carlyle Group, Inc.	43,300	2,626,578
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	6,300	1,703,268
Retail — 3.2%
AutoNation, Inc.†	8,600	1,656,704
CarMax, Inc.†	20,200	1,143,522
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dick's Sporting Goods, Inc.	6,900	$ 1,459,419
Dollar Tree, Inc.†	25,800	2,929,590
Gap, Inc.	49,600	965,216
Genuine Parts Co.	19,800	2,551,824
Lithia Motors, Inc.	3,500	1,008,000
Lowe's Cos., Inc.	85,600	19,137,592
Murphy USA, Inc.	2,400	869,952
Penske Automotive Group, Inc.	9,400	1,573,654
Ulta Beauty, Inc.†	5,900	3,038,559
Williams-Sonoma, Inc.	16,300	3,048,915
		39,382,947
Semiconductors — 1.9%
QUALCOMM, Inc.	156,700	22,997,292
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	5,200	1,450,072
Software — 0.1%
Dropbox, Inc., Class A†	29,200	793,364
Telecommunications — 6.9%
AT&T, Inc.	1,020,400	27,969,164
Cisco Systems, Inc.	445,400	30,322,832
Verizon Communications, Inc.	601,700	25,728,692
		84,020,688
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	15,700	1,180,012
Transportation — 1.6%
CSX Corp.	249,500	8,867,230
Expeditors International of Washington, Inc.	19,500	2,266,680
Norfolk Southern Corp.	27,800	7,728,400
		18,862,310
Total Common Stocks (cost $914,059,231)		1,185,679,507
UNAFFILIATED INVESTMENT COMPANIES — 1.8%
iShares Russell 1000 Value ETF (cost $21,120,115)	107,700	21,046,734
Total Long-Term Investment Securities (cost $935,179,346)		1,206,726,241
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1) (cost $5,509,701)	5,509,701	5,509,701
TOTAL INVESTMENTS (cost $940,689,047)(2)	100.0%	1,212,235,942
Other assets less liabilities	(0.0)	(160,800)
NET ASSETS	100.0%	$1,212,075,142
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,185,679,507	$—	$—	$1,185,679,507
Unaffiliated Investment Companies	21,046,734	—	—	21,046,734
Short-Term Investments	5,509,701	—	—	5,509,701
Total Investments at Value	$1,212,235,942	$—	$—	$1,212,235,942
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Aerospace/Defense — 3.8%
Melrose Industries PLC	504,341	$ 3,411,548
QinetiQ Group PLC	1,102,529	7,236,592
		10,648,140
Apparel — 1.3%
Crocs, Inc.†	18,597	1,854,679
Dr. Martens PLC	1,779,583	1,900,141
		3,754,820
Banks — 16.2%
Atlantic Union Bankshares Corp.	149,733	4,746,536
Camden National Corp.	64,128	2,418,267
Columbia Banking System, Inc.	267,260	6,360,788
First Bancorp	102,001	5,109,230
First Commonwealth Financial Corp.	175,591	2,899,007
First Interstate BancSystem, Inc., Class A	199,391	5,740,467
German American Bancorp, Inc.	87,734	3,370,740
Peoples Bancorp, Inc.	47,646	1,364,582
Seacoast Banking Corp. of Florida	107,936	3,042,716
SouthState Corp.	70,668	6,654,806
TriCo Bancshares	80,511	3,310,612
Washington Trust Bancorp, Inc.	28,761	774,821
		45,792,572
Building Materials — 1.6%
American Woodmark Corp.†	15,702	826,082
Louisiana-Pacific Corp.	14,682	1,327,400
UFP Industries, Inc.	25,209	2,470,482
		4,623,964
Chemicals — 4.4%
Ashland, Inc.	13,643	703,433
Avient Corp.	160,042	5,052,526
Elementis PLC	2,885,495	6,630,668
		12,386,627
Commercial Services — 2.9%
Babcock International Group PLC	124,320	1,705,863
WillScot Holdings Corp.	225,660	6,623,121
		8,328,984
Diversified Financial Services — 4.3%
Bread Financial Holdings, Inc.	68,255	4,184,031
Piper Sandler Cos.	7,430	2,342,828
Victory Capital Holdings, Inc., Class A	82,072	5,655,582
		12,182,441
Electric — 1.4%
Black Hills Corp.	42,323	2,445,423
IDACORP, Inc.	12,213	1,530,655
		3,976,078
Electronics — 8.0%
Benchmark Electronics, Inc.	122,077	4,699,964
Knowles Corp.†	177,152	3,597,957
Sanmina Corp.†	60,789	7,053,956
TTM Technologies, Inc.†	45,279	2,139,433
Vontier Corp.	122,642	5,085,964
		22,577,274
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 3.4%
Bruker Corp.	55,978	$ 2,151,234
Envista Holdings Corp.†	397,393	7,506,754
		9,657,988
Home Builders — 2.4%
Century Communities, Inc.	13,058	735,035
M/I Homes, Inc.†	15,382	1,848,762
Meritage Homes Corp.	23,612	1,590,032
Taylor Morrison Home Corp.†	46,021	2,728,125
		6,901,954
Insurance — 7.5%
CNO Financial Group, Inc.	195,055	7,185,826
Hanover Insurance Group, Inc.	27,572	4,732,183
Horace Mann Educators Corp.	171,209	7,281,519
Selective Insurance Group, Inc.	24,263	1,891,786
TWFG, Inc.†	476	14,694
		21,106,008
Investment Companies — 0.7%
Rosebank Industries PLC†	483,010	2,105,027
Iron/Steel — 2.7%
Commercial Metals Co.	147,342	7,641,156
Leisure Time — 0.9%
BRP, Inc.	7,928	400,863
Brunswick Corp.	36,082	2,103,220
		2,504,083
Lodging — 3.4%
Boyd Gaming Corp.	45,031	3,823,132
Hilton Grand Vacations, Inc.†	99,706	4,468,823
Wyndham Hotels & Resorts, Inc.	16,424	1,412,464
		9,704,419
Machinery-Diversified — 8.6%
Chart Industries, Inc.†	25,105	4,991,627
Gates Industrial Corp. PLC†	250,969	6,224,031
Middleby Corp.†	24,998	3,629,710
Mueller Water Products, Inc., Class A	148,722	3,682,357
Regal Rexnord Corp.	37,796	5,778,252
		24,305,977
Metal Fabricate/Hardware — 4.0%
Ryerson Holding Corp.	125,329	2,581,777
Valmont Industries, Inc.	23,846	8,678,752
		11,260,529
Miscellaneous Manufacturing — 0.6%
Senior PLC	678,294	1,809,494
Office Furnishings — 0.7%
HNI Corp.	38,098	1,959,761
Oil & Gas — 0.5%
Whitecap Resources, Inc.	192,872	1,456,005
Oil & Gas Services — 1.7%
Hunting PLC	464,496	1,932,325
Liberty Energy, Inc.	110,486	1,363,397
Select Water Solutions, Inc.	122,033	1,175,178
TechnipFMC PLC	6,511	236,805
		4,707,705
Real Estate — 2.1%
McGrath RentCorp	48,442	6,045,077

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 2.5%
Alexander & Baldwin, Inc.	102,677	$ 1,846,132
Independence Realty Trust, Inc.	97,484	1,634,807
Kite Realty Group Trust	102,519	2,253,368
STAG Industrial, Inc.	36,754	1,261,765
		6,996,072
Retail — 2.5%
Bath & Body Works, Inc.	87,578	2,536,259
Gap, Inc.	202,468	3,940,027
La-Z-Boy, Inc.	16,257	584,765
		7,061,051
Savings & Loans — 2.1%
WSFS Financial Corp.	110,821	6,077,424
Semiconductors — 0.8%
MKS, Inc.	24,680	2,349,042
Software — 2.9%
ACI Worldwide, Inc.†	191,059	8,131,471
Toys/Games/Hobbies — 2.2%
Mattel, Inc.†	358,625	6,100,211
Transportation — 1.8%
Knight-Swift Transportation Holdings, Inc.	71,979	3,059,108
RXO, Inc.†	131,076	2,025,124
		5,084,232
Total Long-Term Investment Securities (cost $252,502,432)		277,235,586
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
U.S. Government Agency — 2.1%
Federal Home Loan Bank Disc. Notes
4.18%, 08/01/2025	$5,760,000	$ 5,759,321
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1)	55,934	55,934
Total Short-Term Investments (cost $5,815,934)		5,815,255
TOTAL INVESTMENTS (cost $258,318,366)(2)	100.0%	283,050,841
Other assets less liabilities	0.0	116,847
NET ASSETS	100.0%	$283,167,688
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$277,235,586	$—	$—	$277,235,586
Short-Term Investments:
U.S. Government Agency	—	5,759,321	—	5,759,321
Other Short-Term Investments	55,934	—	—	55,934
Total Investments at Value	$277,291,520	$5,759,321	$—	$283,050,841
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 2.7%
General Electric Co.	16,859	$ 4,570,138
Howmet Aerospace, Inc.	1,821	327,361
Lockheed Martin Corp.	7,638	3,215,445
RTX Corp.	2,159	340,194
		8,453,138
Agriculture — 1.1%
Altria Group, Inc.	54,809	3,394,869
Airlines — 0.5%
United Airlines Holdings, Inc.†	18,615	1,643,891
Apparel — 0.4%
Crocs, Inc.†	3,054	304,575
Tapestry, Inc.	9,364	1,011,593
		1,316,168
Auto Manufacturers — 2.6%
Ford Motor Co.	108,431	1,200,331
General Motors Co.	56,723	3,025,605
Tesla, Inc.†	12,235	3,771,683
		7,997,619
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	4,650	418,826
Aptiv PLC†	4,782	328,236
		747,062
Banks — 4.2%
Bank of New York Mellon Corp.	10,913	1,107,124
Citigroup, Inc.	14,364	1,345,907
Goldman Sachs Group, Inc.	503	363,966
JPMorgan Chase & Co.	10,975	3,251,234
Morgan Stanley	5,174	737,088
State Street Corp.	16,940	1,893,045
Wells Fargo & Co.	54,824	4,420,459
		13,118,823
Beverages — 0.5%
Coca-Cola Consolidated, Inc.	2,784	311,112
Molson Coors Beverage Co., Class B	5,670	276,243
Monster Beverage Corp.†	4,616	271,190
PepsiCo, Inc.	5,646	778,696
		1,637,241
Biotechnology — 3.7%
Amgen, Inc.	13,376	3,947,258
Biogen, Inc.†	8,609	1,101,952
Exelixis, Inc.†	15,457	559,852
Gilead Sciences, Inc.	34,249	3,845,820
Halozyme Therapeutics, Inc.†	6,467	387,826
Incyte Corp.†	4,526	338,952
Regeneron Pharmaceuticals, Inc.	617	336,549
Royalty Pharma PLC, Class A	8,519	313,499
United Therapeutics Corp.†	2,314	635,656
		11,467,364
Building Materials — 0.2%
Johnson Controls International PLC	3,146	330,330
Masco Corp.	5	341
Trane Technologies PLC	698	305,780
		636,451
Security Description	Shares or Principal Amount	Value

Chemicals — 0.3%
CF Industries Holdings, Inc.	9,311	$ 864,340
Ecolab, Inc.	1	262
Linde PLC	1	460
		865,062
Commercial Services — 1.4%
Automatic Data Processing, Inc.	925	286,288
Cintas Corp.	4,569	1,016,831
PayPal Holdings, Inc.†	43,786	3,010,725
		4,313,844
Computers — 7.5%
Apple, Inc.	91,599	19,013,204
Cognizant Technology Solutions Corp., Class A	3,751	269,172
Fortinet, Inc.†	27,105	2,707,789
Genpact, Ltd.	9,390	413,630
HP, Inc.	21,886	542,773
International Business Machines Corp.	1,127	285,300
		23,231,868
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	32,596	2,733,175
Procter & Gamble Co.	10,756	1,618,455
		4,351,630
Distribution/Wholesale — 0.3%
WW Grainger, Inc.	977	1,015,631
Diversified Financial Services — 2.9%
Charles Schwab Corp.	3,371	329,448
CME Group, Inc.	995	276,889
Mastercard, Inc., Class A	9,101	5,155,443
SEI Investments Co.	5,174	455,933
Synchrony Financial	5,168	360,055
T. Rowe Price Group, Inc.	3,074	311,857
Visa, Inc., Class A	5,654	1,953,287
Western Union Co.	17,388	139,973
		8,982,885
Electric — 1.9%
American Electric Power Co., Inc.	7,578	857,375
Consolidated Edison, Inc.	2,926	302,841
Duke Energy Corp.	2,578	313,588
Entergy Corp.	4	362
Evergy, Inc.	4	283
Exelon Corp.	6,999	314,535
NRG Energy, Inc.	11,280	1,886,016
PPL Corp.	9	321
Southern Co.	6,026	569,337
Vistra Corp.	6,540	1,363,852
WEC Energy Group, Inc.	3,430	374,144
		5,982,654
Electronics — 0.2%
Allegion PLC	2,165	359,217
Arrow Electronics, Inc.†	2,491	288,956
		648,173
Engineering & Construction — 0.1%
EMCOR Group, Inc.	620	389,044
Environmental Control — 0.1%
Republic Services, Inc.	1,102	254,176
Food — 1.1%
Albertsons Cos., Inc., Class A	16,370	314,631

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Ingredion, Inc.	3,599	$ 473,413
Kroger Co.	34,607	2,425,951
Pilgrim's Pride Corp.	2,185	103,547
		3,317,542
Gas — 0.1%
UGI Corp.	4,672	169,033
Hand/Machine Tools — 0.1%
Snap-on, Inc.	934	299,991
Healthcare-Products — 1.9%
Abbott Laboratories	21,654	2,732,519
Boston Scientific Corp.†	15,113	1,585,656
IDEXX Laboratories, Inc.†	570	304,557
Insulet Corp.†	921	265,616
Medtronic PLC	7,188	648,645
Waters Corp.†	793	228,987
		5,765,980
Healthcare-Services — 0.3%
Humana, Inc.	1,295	323,582
Medpace Holdings, Inc.†	935	399,432
Universal Health Services, Inc., Class B	1,558	259,329
		982,343
Household Products/Wares — 0.2%
Kimberly-Clark Corp.	5,110	636,808
Insurance — 3.6%
Aflac, Inc.	3	298
American International Group, Inc.	3,519	273,180
Axis Capital Holdings, Ltd.	4,295	403,043
Berkshire Hathaway, Inc., Class B†	15,804	7,457,591
Globe Life, Inc.	2,487	349,349
Hartford Insurance Group, Inc.	11,217	1,395,283
MGIC Investment Corp.	13,369	346,257
Old Republic International Corp.	12,822	463,772
Unum Group	7,592	545,182
		11,233,955
Internet — 16.9%
Alphabet, Inc., Class A	28,654	5,498,703
Alphabet, Inc., Class C	42,939	8,281,216
Amazon.com, Inc.†	46,886	10,976,481
Booking Holdings, Inc.	698	3,841,834
eBay, Inc.	3,879	355,898
Etsy, Inc.†	2,900	168,983
Expedia Group, Inc.	6,459	1,164,041
F5, Inc.†	3,367	1,055,285
Gen Digital, Inc.	10,284	303,275
Lyft, Inc., Class A†	19,602	275,604
Meta Platforms, Inc., Class A	15,155	11,721,483
Netflix, Inc.†	3,960	4,591,224
Spotify Technology SA†	385	241,218
Uber Technologies, Inc.†	33,355	2,926,901
VeriSign, Inc.	4,825	1,297,298
		52,699,444
Iron/Steel — 0.1%
Reliance, Inc.	952	276,204
Machinery-Construction & Mining — 0.2%
GE Vernova, Inc.	701	462,863
Security Description	Shares or Principal Amount	Value

Media — 0.9%
Comcast Corp., Class A	63,405	$ 2,106,948
Fox Corp., Class A	12,891	718,802
		2,825,750
Mining — 1.1%
Newmont Corp.	56,924	3,534,980
Miscellaneous Manufacturing — 0.5%
3M Co.	10,754	1,604,712
Oil & Gas — 1.8%
Chevron Corp.	2,073	314,350
EOG Resources, Inc.	25,041	3,005,421
Exxon Mobil Corp.	15,108	1,686,657
Ovintiv, Inc.	13,977	575,573
Valero Energy Corp.	2	274
		5,582,275
Packaging & Containers — 0.2%
Crown Holdings, Inc.	6,119	607,984
Pharmaceuticals — 3.9%
AbbVie, Inc.	25,820	4,880,496
Bristol-Myers Squibb Co.	58,741	2,544,073
Cardinal Health, Inc.	1,849	287,002
Cencora, Inc.	1,035	296,093
Eli Lilly & Co.	2,607	1,929,362
Jazz Pharmaceuticals PLC†	2,733	313,284
Johnson & Johnson	6,738	1,110,018
McKesson Corp.	858	595,057
Pfizer, Inc.	12,789	297,856
		12,253,241
Pipelines — 0.9%
Cheniere Energy, Inc.	11,840	2,792,819
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	1,304	352,549
REITS — 1.5%
First Industrial Realty Trust, Inc.	6,069	295,682
Gaming & Leisure Properties, Inc.	6,069	276,625
Mid-America Apartment Communities, Inc.	1,970	280,587
Prologis, Inc.	3,777	403,308
Simon Property Group, Inc.	8,244	1,350,285
VICI Properties, Inc.	62,105	2,024,623
		4,631,110
Retail — 2.9%
AutoZone, Inc.†	104	391,912
Bath & Body Works, Inc.	11,425	330,868
Best Buy Co., Inc.	11,604	754,956
Home Depot, Inc.	777	285,555
Lowe's Cos., Inc.	13,791	3,083,254
O'Reilly Automotive, Inc.†	3,037	298,598
TJX Cos., Inc.	2,445	304,476
Ulta Beauty, Inc.†	2,619	1,348,811
Walmart, Inc.	9,836	963,731
Williams-Sonoma, Inc.	5,500	1,028,775
Yum! Brands, Inc.	2,077	299,400
		9,090,336
Semiconductors — 14.0%
Applied Materials, Inc.	13,007	2,342,040
Broadcom, Inc.	21,155	6,213,223
KLA Corp.	2,617	2,300,422
Lam Research Corp.	5,349	507,299

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Micron Technology, Inc.	6,150	$ 671,211
NVIDIA Corp.	147,994	26,323,693
QUALCOMM, Inc.	25,397	3,727,264
Skyworks Solutions, Inc.	20,329	1,393,350
		43,478,502
Software — 12.5%
Adobe, Inc.†	12,639	4,520,844
AppLovin Corp., Class A†	3,147	1,229,533
Autodesk, Inc.†	1,003	304,019
DocuSign, Inc.†	10,666	806,776
Dropbox, Inc., Class A†	12,035	326,991
Electronic Arts, Inc.	5,264	802,707
Fair Isaac Corp.†	669	961,166
Intuit, Inc.	5,396	4,236,562
Microsoft Corp.	43,624	23,273,404
Palantir Technologies, Inc., Class A†	7,665	1,213,753
RingCentral, Inc., Class A†	4,209	107,287
Teradata Corp.†	5,040	105,487
Zoom Communications, Inc.†	14,221	1,053,065
		38,941,594
Telecommunications — 2.2%
AT&T, Inc.	91,021	2,494,886
Cisco Systems, Inc.	65,844	4,482,659
		6,977,545
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	15	255
Security Description	Shares or Principal Amount	Value

Transportation — 0.2%
Ryder System, Inc.	1,964	$ 349,023
Union Pacific Corp.	1,354	300,547
		649,570
Total Long-Term Investment Securities (cost $260,539,063)		309,614,978
SHORT-TERM INVESTMENTS — 0.6%
U.S. Government Agency — 0.6%
Federal Home Loan Bank Disc. Notes
4.18%, 08/01/2025	$1,770,000	1,769,791
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1)	63,301	63,301
Total Short-Term Investments (cost $1,833,301)		1,833,092
TOTAL INVESTMENTS (cost $262,372,364)(2)	100.0%	311,448,070
Other assets less liabilities	(0.0)	(47,773)
NET ASSETS	100.0%	$311,400,297
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$309,614,978	$—	$—	$309,614,978
Short-Term Investments:
U.S. Government Agency	—	1,769,791	—	1,769,791
Other Short-Term Investments	63,301	—	—	63,301
Total Investments at Value	$309,678,279	$1,769,791	$—	$311,448,070
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 1.6%
Lockheed Martin Corp.	15,119	$ 6,364,796
RTX Corp.	18,219	2,870,768
		9,235,564
Agriculture — 1.9%
Altria Group, Inc.	131,020	8,115,379
Philip Morris International, Inc.	17,567	2,881,866
		10,997,245
Airlines — 1.0%
United Airlines Holdings, Inc.†	65,992	5,827,754
Apparel — 0.5%
Crocs, Inc.†	4,569	455,666
Ralph Lauren Corp.	7,115	2,125,606
Tapestry, Inc.	3,316	358,228
		2,939,500
Auto Manufacturers — 2.3%
Ford Motor Co.	550,879	6,098,231
General Motors Co.	125,807	6,710,545
		12,808,776
Auto Parts & Equipment — 0.6%
Aptiv PLC†	46,164	3,168,697
Banks — 13.1%
Bank of America Corp.	244,981	11,580,252
Bank of New York Mellon Corp.	70,167	7,118,442
Citigroup, Inc.	60,413	5,660,698
JPMorgan Chase & Co.	63,728	18,878,783
Morgan Stanley	62,579	8,915,004
Northern Trust Corp.	38,391	4,990,830
State Street Corp.	56,981	6,367,627
Wells Fargo & Co.	133,597	10,771,926
		74,283,562
Beverages — 0.1%
PepsiCo, Inc.	4,194	578,436
Biotechnology — 2.8%
Amgen, Inc.	15,433	4,554,278
Biogen, Inc.†	29,581	3,786,368
Gilead Sciences, Inc.	67,358	7,563,630
		15,904,276
Building Materials — 2.5%
CRH PLC	68,200	6,509,690
Johnson Controls International PLC	49,600	5,208,000
Owens Corning	16,843	2,348,420
		14,066,110
Chemicals — 0.7%
CF Industries Holdings, Inc.	32,611	3,027,279
Ecolab, Inc.	3,773	987,621
		4,014,900
Commercial Services — 1.0%
ADT, Inc.	21,893	182,806
Avis Budget Group, Inc.†	2,228	379,295
S&P Global, Inc.	8,807	4,853,538
		5,415,639
Computers — 2.0%
Amdocs, Ltd.	22,524	1,922,649
Security Description	Shares or Principal Amount	Value

Computers (continued)
Cognizant Technology Solutions Corp., Class A	34,654	$ 2,486,771
DXC Technology Co.†	35,844	487,837
Genpact, Ltd.	32,528	1,432,858
HP, Inc.	104,803	2,599,115
Western Digital Corp.	30,615	2,409,094
		11,338,324
Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	67,946	5,697,272
Procter & Gamble Co.	29,344	4,415,392
		10,112,664
Distribution/Wholesale — 0.2%
WW Grainger, Inc.	1,235	1,283,832
Diversified Financial Services — 2.6%
CME Group, Inc.	5,959	1,658,271
Raymond James Financial, Inc.	35,319	5,902,864
SEI Investments Co.	21,055	1,855,367
T. Rowe Price Group, Inc.	34,944	3,545,069
Western Union Co.	53,410	429,950
XP, Inc., Class A	74,502	1,202,462
		14,593,983
Electric — 3.1%
American Electric Power Co., Inc.	38,913	4,402,617
DTE Energy Co.	16,801	2,325,426
Duke Energy Corp.	13,322	1,620,488
Exelon Corp.	68,536	3,080,008
WEC Energy Group, Inc.	58,314	6,360,891
		17,789,430
Electrical Components & Equipment — 0.9%
Acuity, Inc.	5,532	1,722,388
Eaton Corp. PLC	9,360	3,600,979
		5,323,367
Electronics — 1.3%
Allegion PLC	8,216	1,363,199
Avnet, Inc.	17,672	935,556
Mettler-Toledo International, Inc.†	4,123	5,086,462
		7,385,217
Engineering & Construction — 0.6%
Jacobs Solutions, Inc.	24,068	3,414,527
Food — 2.0%
Ingredion, Inc.	12,847	1,689,895
Kellanova	15,016	1,198,727
Kroger Co.	91,812	6,436,021
US Foods Holding Corp.†	26,246	2,187,079
		11,511,722
Gas — 0.4%
NiSource, Inc.	28,088	1,192,336
UGI Corp.	34,256	1,239,382
		2,431,718
Healthcare-Products — 5.7%
Abbott Laboratories	44,221	5,580,248
Agilent Technologies, Inc.	26,469	3,038,906
Boston Scientific Corp.†	78,391	8,224,784
Medtronic PLC	73,800	6,659,712
ResMed, Inc.	16,222	4,411,410

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Stryker Corp.	7,544	$ 2,962,755
Waters Corp.†	4,604	1,329,451
		32,207,266
Healthcare-Services — 0.9%
Cigna Group	10,306	2,755,618
UnitedHealth Group, Inc.	9,083	2,266,754
		5,022,372
Household Products/Wares — 0.4%
Kimberly-Clark Corp.	16,238	2,023,580
Insurance — 7.1%
Arch Capital Group, Ltd.	31,061	2,673,110
Assured Guaranty, Ltd.	10,688	903,991
Axis Capital Holdings, Ltd.	16,131	1,513,733
Berkshire Hathaway, Inc., Class B†	48,514	22,892,786
Globe Life, Inc.	18,049	2,535,343
Hartford Insurance Group, Inc.	47,254	5,877,925
MGIC Investment Corp.	46,162	1,195,596
Unum Group	35,372	2,540,063
		40,132,547
Internet — 5.4%
Alphabet, Inc., Class A	32,213	6,181,675
Alphabet, Inc., Class C	25,620	4,941,073
Amazon.com, Inc.†	39,450	9,235,639
Booking Holdings, Inc.	399	2,196,120
F5, Inc.†	6,869	2,152,882
Gen Digital, Inc.	97,316	2,869,849
Meta Platforms, Inc., Class A	3,843	2,972,330
		30,549,568
Leisure Time — 0.8%
Carnival Corp.†	149,681	4,456,003
Lodging — 0.2%
Boyd Gaming Corp.	11,706	993,839
Machinery-Construction & Mining — 1.3%
Caterpillar, Inc.	16,691	7,310,992
Machinery-Diversified — 0.3%
Toro Co.	19,734	1,465,250
Media — 2.0%
Comcast Corp., Class A	200,574	6,665,074
Fox Corp., Class A	67,338	3,754,767
Liberty Global, Ltd., Class A†	67,400	675,348
		11,095,189
Mining — 1.3%
Newmont Corp.	117,242	7,280,728
Miscellaneous Manufacturing — 1.2%
3M Co.	44,410	6,626,860
Oil & Gas — 3.4%
Chevron Corp.	20,357	3,086,935
EOG Resources, Inc.	26,345	3,161,927
Exxon Mobil Corp.	62,423	6,968,904
Marathon Petroleum Corp.	36,957	6,289,712
		19,507,478
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.7%
NOV, Inc.	75,292	$ 947,173
TechnipFMC PLC	83,527	3,037,877
		3,985,050
Packaging & Containers — 0.9%
AptarGroup, Inc.	13,120	2,061,677
Crown Holdings, Inc.	23,202	2,305,351
Sealed Air Corp.	28,849	844,410
		5,211,438
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	124,946	5,411,411
Johnson & Johnson	34,407	5,668,209
		11,079,620
Pipelines — 1.0%
Cheniere Energy, Inc.	23,607	5,568,419
Real Estate — 1.2%
CBRE Group, Inc., Class A†	35,237	5,487,810
Jones Lang LaSalle, Inc.†	5,246	1,418,309
		6,906,119
REITS — 3.1%
AvalonBay Communities, Inc.	18,454	3,437,611
Healthpeak Properties, Inc.	144,333	2,445,001
Regency Centers Corp.	34,427	2,458,088
Simon Property Group, Inc.	30,119	4,933,191
VICI Properties, Inc.	123,803	4,035,978
		17,309,869
Retail — 5.3%
Bath & Body Works, Inc.	43,342	1,255,185
Best Buy Co., Inc.	38,574	2,509,625
Ferguson Enterprises, Inc.	14,390	3,213,719
Gap, Inc.	24,531	477,373
TJX Cos., Inc.	43,355	5,398,998
Ulta Beauty, Inc.†	5,218	2,687,322
Walmart, Inc.	129,486	12,687,038
Williams-Sonoma, Inc.	8,123	1,519,407
		29,748,667
Semiconductors — 2.7%
Applied Materials, Inc.	32,720	5,891,563
Cirrus Logic, Inc.†	11,470	1,155,144
QUALCOMM, Inc.	52,156	7,654,415
Texas Instruments, Inc.	4,303	779,101
		15,480,223
Software — 3.1%
Dropbox, Inc., Class A†	29,442	799,939
Electronic Arts, Inc.	42,491	6,479,453
Paycom Software, Inc.	4,656	1,078,050
Salesforce, Inc.	21,610	5,582,511
Zoom Communications, Inc.†	52,624	3,896,807
		17,836,760
Telecommunications — 4.8%
AT&T, Inc.	340,813	9,341,684
Cisco Systems, Inc.	159,801	10,879,252
Motorola Solutions, Inc.	11,635	5,107,532
Verizon Communications, Inc.	40,906	1,749,141
		27,077,609

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	19,583	$ 2,258,312
FedEx Corp.	16,564	3,701,888
JB Hunt Transport Services, Inc.	13,363	1,924,940
Ryder System, Inc.	8,058	1,431,987
		9,317,127
Water — 0.1%
American Water Works Co., Inc.	3,899	546,796
Total Long-Term Investment Securities (cost $502,984,042)		563,164,612
SHORT-TERM INVESTMENTS — 0.5%
U.S. Government Agency — 0.5%
Federal Home Loan Bank Disc. Notes
4.18%, 08/01/2025	$2,805,000	2,804,670
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1)	52,880	$ 52,880
Total Short-Term Investments (cost $2,857,880)		2,857,550
TOTAL INVESTMENTS (cost $505,841,922)(2)	100.0%	566,022,162
Other assets less liabilities	(0.0)	(147,154)
NET ASSETS	100.0%	$565,875,008
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$563,164,612	$—	$—	$563,164,612
Short-Term Investments:
U.S. Government Agency	—	2,804,670	—	2,804,670
Other Short-Term Investments	52,880	—	—	52,880
Total Investments at Value	$563,217,492	$2,804,670	$—	$566,022,162
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.2%
Aerospace/Defense — 1.6%
Airbus SE	527	$ 105,873
Airbus SE ADR	3,712	186,491
Astronics Corp.†	675	24,381
BAE Systems PLC	7,967	189,810
Boeing Co.†	1,072	237,812
Ducommun, Inc.†	284	25,838
General Dynamics Corp.	180	56,090
L3Harris Technologies, Inc.	123	33,803
Leonardo SpA	1,370	73,904
Lockheed Martin Corp.	307	129,241
Rolls-Royce Holdings PLC	9,393	132,980
RTX Corp.	2,993	471,607
Safran SA	140	46,253
		1,714,083
Agriculture — 0.2%
Altria Group, Inc.	2,478	153,487
Dole PLC	1,307	18,612
Imperial Brands PLC	1,440	56,177
Turning Point Brands, Inc.	256	21,233
		249,509
Airlines — 0.1%
Delta Air Lines, Inc.	400	21,284
SkyWest, Inc.†	462	53,574
Southwest Airlines Co.	412	12,743
United Airlines Holdings, Inc.†	251	22,166
		109,767
Apparel — 0.3%
adidas AG	300	57,534
Asics Corp.	2,700	63,883
Burberry Group PLC†	2,186	37,256
Hanesbrands, Inc.†	3,405	13,926
Hermes International S.C.A.	39	95,734
LVMH Moet Hennessy Louis Vuitton SE	90	48,514
		316,847
Auto Manufacturers — 0.9%
Blue Bird Corp.†	724	32,428
Cummins, Inc.	90	33,086
Ford Motor Co.	3,034	33,586
General Motors Co.	742	39,578
Isuzu Motors, Ltd.	1,100	14,206
Kia Corp.	882	65,062
Mercedes-Benz Group AG	1,287	73,583
PACCAR, Inc.	408	40,294
REV Group, Inc.	749	37,113
Subaru Corp.	4,600	84,786
Tesla, Inc.†	1,269	391,195
Toyota Motor Corp.	3,000	53,644
		898,561
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	57	5,134
BorgWarner, Inc.	147	5,410
Cheng Shin Rubber Industry Co., Ltd.	39,000	52,396
Continental AG	657	56,383
		119,323
Banks — 5.1%
AIB Group PLC	12,143	96,310
Amalgamated Financial Corp.	637	18,467
Security Description	Shares or Principal Amount	Value

Banks (continued)
Associated Banc-Corp.	765	$ 18,926
Banco Bilbao Vizcaya Argentaria SA	2,990	49,954
Banco de Sabadell SA	17,139	63,391
Banco Santander SA	16,654	143,226
Bancorp, Inc.†	551	34,801
Bank of America Corp.	14,548	687,684
Bank of N.T. Butterfield & Son, Ltd.(1)	831	37,819
Bank of New York Mellon Corp.	1,440	146,088
BankUnited, Inc.	689	25,128
Barclays PLC	18,178	89,137
BAWAG Group AG*	495	62,590
BayCom Corp.	346	9,345
BNP Paribas SA	1,804	164,821
Central Pacific Financial Corp.	452	12,050
Citigroup, Inc.	1,620	151,794
Citizens Financial Group, Inc.	244	11,644
CNB Financial Corp.	576	13,219
Comerica, Inc.	53	3,581
Commerce Bancshares, Inc.	72	4,406
Commonwealth Bank of Australia	794	90,781
Cullen/Frost Bankers, Inc.	28	3,568
Customers Bancorp, Inc.†	445	28,369
Deutsche Bank AG	3,731	123,413
DNB Bank ASA	1,982	50,285
Eagle Bancorp, Inc.	452	7,273
East West Bancorp, Inc.	74	7,419
Enterprise Financial Services Corp.	290	16,005
Fifth Third Bancorp	306	12,720
First BanCorp.	2,237	46,597
First Citizens BancShares, Inc., Class A	7	13,963
First Financial Corp.	376	20,135
First Horizon Corp.	200	4,362
First Internet Bancorp	209	4,583
Goldman Sachs Group, Inc.	191	138,206
Guaranty Bancshares, Inc.	363	15,830
HSBC Holdings PLC	14,125	172,141
Huntington Bancshares, Inc.	778	12,783
Independent Bank Corp.	368	23,386
Independent Bank Corp.	573	17,505
ING Groep NV	3,655	85,466
Intesa Sanpaolo SpA	22,681	137,053
JPMorgan Chase & Co.	3,143	931,082
KBC Group NV	672	70,370
Lloyds Banking Group PLC	97,856	100,544
M&T Bank Corp.	70	13,209
Mitsubishi UFJ Financial Group, Inc.	7,700	107,764
Morgan Stanley	989	140,893
NatWest Group PLC	19,818	137,930
Northeast Community Bancorp, Inc.	777	16,053
Northern Trust Corp.	127	16,510
OFG Bancorp	751	32,008
Pathward Financial, Inc.	218	16,486
Piraeus Financial Holdings SA	6,522	50,388
PNC Financial Services Group, Inc.	214	40,718
Preferred Bank	213	19,345
Rakuten Bank, Ltd.†	900	42,255
Regions Financial Corp.	492	12,462
ServisFirst Bancshares, Inc.	79	6,213
Shinhan Financial Group Co., Ltd.	1,053	51,633
Standard Chartered PLC	3,718	66,803
State Street Corp.	190	21,233
Sumitomo Mitsui Financial Group, Inc.	1,500	38,346
Truist Financial Corp.	500	21,855

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TrustCo Bank Corp.	406	$ 13,625
UBS Group AG	777	29,119
UniCredit SpA	2,831	208,802
Univest Financial Corp.	604	17,419
US Bancorp	620	27,875
Webster Financial Corp.	93	5,361
Wells Fargo & Co.	2,493	201,011
Westpac Banking Corp.	1,972	42,860
Zions Bancorp NA	48	2,574
		5,378,970
Beverages — 0.6%
Anheuser-Busch InBev SA NV	785	46,046
Coca-Cola Co.	3,237	219,760
Coca-Cola Consolidated, Inc.	60	6,705
Coca-Cola Femsa SAB de CV ADR	301	24,995
Coca-Cola HBC AG	1,283	66,861
Keurig Dr Pepper, Inc.	1,055	34,446
Molson Coors Beverage Co., Class B	137	6,674
Monster Beverage Corp.†	3,264	191,760
PepsiCo, Inc.	302	41,652
		638,899
Biotechnology — 0.8%
ACADIA Pharmaceuticals, Inc.†	741	17,658
ADMA Biologics, Inc.†	1,157	21,636
Akeso, Inc.*†	1,000	19,694
Amgen, Inc.	581	171,453
Amicus Therapeutics, Inc.†	949	5,684
ANI Pharmaceuticals, Inc.†	78	4,941
Arcellx, Inc.†	225	16,063
Arcutis Biotherapeutics, Inc.†	498	7,261
Ardelyx, Inc.†	2,020	8,565
Arrowhead Pharmaceuticals, Inc.†	897	14,173
Aurinia Pharmaceuticals, Inc.†	1,585	14,653
Avidity Biosciences, Inc.†	253	9,288
BioCryst Pharmaceuticals, Inc.†	1,539	12,527
Bridgebio Pharma, Inc.†	376	17,774
Corteva, Inc.	530	38,229
Dynavax Technologies Corp.†	486	5,336
Exelixis, Inc.†	212	7,679
Genmab A/S†	149	32,747
Gilead Sciences, Inc.	1,629	182,920
Halozyme Therapeutics, Inc.†	81	4,858
Innoviva, Inc.†	1,071	19,460
Janux Therapeutics, Inc.†	124	2,978
Krystal Biotech, Inc.†	81	12,463
Kymera Therapeutics, Inc.†	122	5,337
Ligand Pharmaceuticals, Inc.†	185	24,342
Mustang Bio, Inc.†	2	3
Myriad Genetics, Inc.†	360	1,382
Niagen Bioscience, Inc.†	2,777	25,965
Novavax, Inc.†	360	2,394
Nuvalent, Inc., Class A†	50	3,917
Organogenesis Holdings, Inc.†	953	4,403
PDL BioPharma, Inc.†(2)	3,800	238
PTC Therapeutics, Inc.†	405	21,105
Puma Biotechnology, Inc.†	3,632	11,296
REGENXBIO, Inc.†	230	1,957
Rigel Pharmaceuticals, Inc.†	626	13,184
Roivant Sciences, Ltd.†	492	5,589
Soleno Therapeutics, Inc.†	68	5,880
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Spyre Therapeutics, Inc.†(2)	1,300	$ 0
Stoke Therapeutics, Inc.†	1,054	13,544
Surface Oncology†(2)	2,413	269
TG Therapeutics, Inc.†	726	25,773
Theravance Biopharma, Inc.†	458	5,111
Tvardi Therapeutics, Inc.†	11	286
United Therapeutics Corp.†	29	7,966
Veracyte, Inc.†	490	11,520
Vericel Corp.†	319	11,146
XOMA Royalty Corp.†	99	2,463
		853,110
Building Materials — 0.8%
Amrize, Ltd.†	646	32,656
Cie de Saint-Gobain SA	868	99,353
CRH PLC	489	46,675
Geberit AG	88	67,605
Heidelberg Materials AG	394	91,051
Holcim AG	646	51,680
LSI Industries, Inc.	1,062	19,435
Masco Corp.	169	11,514
Modine Manufacturing Co.†	376	50,595
Owens Corning	66	9,202
Tecnoglass, Inc.	276	21,536
UFP Industries, Inc.	39	3,822
Vulcan Materials Co.	1,023	280,987
Wienerberger AG	1,080	36,383
		822,494
Chemicals — 1.2%
Air Liquide SA	173	34,115
Asahi Kasei Corp.	2,900	20,298
Axalta Coating Systems, Ltd.†	143	4,050
BASF SE	901	44,378
Cabot Corp.	287	20,716
CF Industries Holdings, Inc.	517	47,993
Ecolab, Inc.	760	198,938
Givaudan SA	8	33,595
Hawkins, Inc.	231	37,718
Kronos Worldwide, Inc.	1,212	6,484
Linde PLC	800	368,208
Mosaic Co.	229	8,246
Nitto Denko Corp.	2,100	43,741
PPG Industries, Inc.	164	17,302
Rayonier Advanced Materials, Inc.†	2,681	10,295
Sensient Technologies Corp.	213	23,918
Sherwin-Williams Co.	1,094	361,983
		1,281,978
Coal — 0.0%
Peabody Energy Corp.	891	14,390
SunCoke Energy, Inc.	1,713	12,659
		27,049
Commercial Services — 1.3%
ABM Industries, Inc.	409	18,867
ADT, Inc.	498	4,158
Adtalem Global Education, Inc.†	338	38,623
American Public Education, Inc.†	893	26,361
Automatic Data Processing, Inc.	1,038	321,261
Brambles, Ltd.	2,992	45,974
Bureau Veritas SA	1,174	36,227
Cimpress PLC†	209	11,560
Corpay, Inc.†	37	11,953

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Cross Country Healthcare, Inc.†	635	$ 8,541
Deluxe Corp.	770	12,397
H&R Block, Inc.	90	4,891
Legalzoom.com, Inc.†	1,059	9,520
Medifast, Inc.†	316	4,351
PayPal Holdings, Inc.†	3,785	260,257
Perdoceo Education Corp.	777	22,362
Recruit Holdings Co., Ltd.	1,500	90,040
RELX PLC	1,924	100,011
S&P Global, Inc.	406	223,747
Sezzle, Inc.†	126	19,510
StoneCo., Ltd., Class A†	2,348	30,007
U-Haul Holding Co. †	10	579
U-Haul Holding Co. (NES)	127	6,604
United Rentals, Inc.	47	41,498
Wolters Kluwer NV	282	43,993
		1,393,292
Computers — 2.3%
Accenture PLC, Class A	591	157,856
Amdocs, Ltd.	683	58,301
Apple, Inc.	8,047	1,670,316
CACI International, Inc., Class A†	16	7,369
Capgemini SE	85	12,698
Check Point Software Technologies, Ltd.†	359	66,846
Cognizant Technology Solutions Corp., Class A	1,210	86,830
Dell Technologies, Inc., Class C	264	35,030
Fujitsu, Ltd.	3,900	85,474
Genpact, Ltd.	136	5,991
HP, Inc.	1,791	44,417
Insight Enterprises, Inc.†	128	15,178
International Business Machines Corp.	407	103,032
Leidos Holdings, Inc.	100	15,965
NetApp, Inc.	420	43,735
Qualys, Inc.†	192	25,549
Unisys Corp.†	7,103	29,335
		2,463,922
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	719	60,288
Kao Corp.	1,400	63,223
Kenvue, Inc.	1,012	21,697
L'Oreal SA	265	117,747
Procter & Gamble Co.	2,307	347,134
Unilever PLC	3,070	178,718
		788,807
Distribution/Wholesale — 0.5%
Fastenal Co.	1,738	80,174
G-III Apparel Group, Ltd.†	543	12,815
LKQ Corp.	187	5,511
Marubeni Corp.	3,310	68,329
Mitsubishi Corp.	500	9,907
MRC Global, Inc.†	1,786	26,218
ScanSource, Inc.†	539	20,935
WESCO International, Inc.	35	7,243
WW Grainger, Inc.	266	276,518
		507,650
Diversified Financial Services — 1.9%
Acadian Asset Management, Inc.	979	40,912
Ally Financial, Inc.	150	5,678
Ameriprise Financial, Inc.	63	32,646
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Apollo Global Management, Inc.	305	$ 44,323
Artisan Partners Asset Management, Inc., Class A	542	24,526
Bread Financial Holdings, Inc.	318	19,493
CME Group, Inc.	360	100,181
Dave, Inc.†	215	50,697
Enova International, Inc.†	416	43,497
Intercontinental Exchange, Inc.	1,163	214,957
International Money Express, Inc.†	566	5,088
Invesco, Ltd.	144	3,025
Jefferies Financial Group, Inc.	135	7,784
Mastercard, Inc., Class A	150	84,971
Navient Corp.	601	7,777
Pagseguro Digital, Ltd., Class A	3,870	30,302
Radian Group, Inc.	1,423	46,404
Raymond James Financial, Inc.	134	22,395
SEI Investments Co.	83	7,314
Singapore Exchange, Ltd.	4,200	51,756
SLM Corp.	1,457	46,333
Stifel Financial Corp.	56	6,391
Synchrony Financial	254	17,696
T. Rowe Price Group, Inc.	121	12,275
Visa, Inc., Class A	3,121	1,078,212
Voya Financial, Inc.	27	1,890
Western Union Co.	2,486	20,012
		2,026,535
Electric — 1.1%
Atco, Ltd., Class I	1,900	68,809
CLP Holdings, Ltd.	3,500	30,385
Consolidated Edison, Inc.	624	64,584
DTE Energy Co.	150	20,762
Duke Energy Corp.	478	58,144
Endesa SA	2,386	69,026
Engie SA	6,479	145,067
Entergy Corp.	2,487	224,899
Evergy, Inc.	179	12,673
FirstEnergy Corp.	387	16,529
Genie Energy, Ltd., Class B	481	9,774
Iberdrola SA	6,628	116,143
National Grid PLC	4,664	65,291
NRG Energy, Inc.	133	22,238
OGE Energy Corp.	125	5,678
Ormat Technologies, Inc.	84	7,510
Otter Tail Corp.	278	21,456
PPL Corp.	535	19,094
Public Service Enterprise Group, Inc.	337	30,259
RWE AG	1,006	41,226
Southern Co.	308	29,100
WEC Energy Group, Inc.	498	54,322
		1,132,969
Electrical Components & Equipment — 1.3%
Acuity, Inc.	24	7,472
American Superconductor Corp.†	1,053	59,863
Brother Industries, Ltd.	2,700	46,149
Eaton Corp. PLC	2,050	788,676
Emerson Electric Co.	1,948	283,454
EnerSys	309	28,542
Nexans SA	459	66,262
Powell Industries, Inc.	158	37,462
Schneider Electric SE	143	37,248
		1,355,128

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.8%
ABB, Ltd.	1,408	$ 92,775
Allegion PLC	62	10,287
Allient, Inc.	361	14,552
Atkore, Inc.	492	37,894
Badger Meter, Inc.	116	21,896
Bel Fuse, Inc., Class B	276	35,891
Benchmark Electronics, Inc.	478	18,403
Honeywell International, Inc.	1,476	328,189
Hoya Corp.	300	38,156
Murata Manufacturing Co., Ltd.	2,400	36,088
NEXTracker, Inc., Class A†	917	53,424
Sanmina Corp.†	334	38,757
TD SYNNEX Corp.	64	9,241
TDK Corp.	3,500	43,100
Turtle Beach Corp.†	919	13,362
Vicor Corp.†	524	23,287
Yokogawa Electric Corp.	1,800	48,091
		863,393
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	83	14,503
REX American Resources Corp.†	304	15,893
Shoals Technologies Group, Inc., Class A†	6,111	32,938
		63,334
Engineering & Construction — 0.5%
ACS Actividades de Construccion y Servicios SA	1,025	70,652
Aena SME SA*	2,733	73,590
Bouygues SA	2,961	122,154
Cellnex Telecom SA*	890	31,486
Dycom Industries, Inc.†	154	41,397
Eiffage SA	410	55,048
Frontdoor, Inc.†	432	25,272
Limbach Holdings, Inc.†	323	44,251
TopBuild Corp.†	22	8,149
Tutor Perini Corp.†	701	33,753
		505,752
Entertainment — 0.2%
Aristocrat Leisure, Ltd.	1,155	51,988
Cinemark Holdings, Inc.	707	18,997
Lottomatica Group Spa	1,239	33,426
Rush Street Interactive, Inc.†	908	18,305
Super Group SGHC, Ltd.	3,587	38,560
United Parks & Resorts, Inc.†	243	11,501
		172,777
Environmental Control — 0.4%
Waste Management, Inc.	1,621	371,468
Food — 1.6%
Albertsons Cos., Inc., Class A	435	8,361
Cal-Maine Foods, Inc.	396	44,011
Carrefour SA	2,980	42,748
Danone SA	635	52,089
Empire Co., Ltd., Class A	3,100	123,454
Flowers Foods, Inc.	2,255	35,742
George Weston, Ltd.	497	94,439
Hormel Foods Corp.	68	1,910
Ingredion, Inc.	50	6,577
Kellanova	783	62,507
Kerry Group PLC, Class A	443	41,025
Koninklijke Ahold Delhaize NV	3,829	151,190
Security Description	Shares or Principal Amount	Value

Food (continued)
Kraft Heinz Co.	781	$ 21,446
Kroger Co.	1,771	124,147
Lamb Weston Holdings, Inc.	95	5,422
Loblaw Cos., Ltd.	689	111,420
Marks & Spencer Group PLC	8,307	38,178
McCormick & Co., Inc.	2,292	161,884
Mondelez International, Inc., Class A	869	56,216
Nestle SA	2,023	177,083
Seneca Foods Corp., Class A†	289	30,267
Sysco Corp.	377	30,009
Tesco PLC	20,099	112,917
Tyson Foods, Inc., Class A	222	11,611
WH Group, Ltd.*	137,000	138,047
		1,682,700
Food Service — 0.1%
Compass Group PLC	1,758	61,873
Forest Products & Paper — 0.1%
International Paper Co.	1,943	90,816
Sylvamo Corp.	370	17,046
		107,862
Gas — 0.2%
Canadian Utilities, Ltd., Class A	1,051	29,264
Centrica PLC	29,906	65,009
National Fuel Gas Co.	65	5,641
Osaka Gas Co., Ltd.	1,500	37,898
Southwest Gas Holdings, Inc.	315	24,614
Spire, Inc.	252	18,767
		181,193
Hand/Machine Tools — 0.1%
Makita Corp.	2,600	81,069
Schindler Holding AG (Participation Certificate)	156	56,696
Snap-on, Inc.	41	13,169
		150,934
Healthcare-Products — 1.5%
Adaptive Biotechnologies Corp.†	1,517	15,534
Bioventus, Inc., Class A†	1,597	10,412
CareDx, Inc.†	1,022	12,555
Glaukos Corp.†	138	11,880
Integer Holdings Corp.†	198	21,485
Intuitive Surgical, Inc.†	594	285,768
iRadimed Corp.	151	8,809
iRhythm Technologies, Inc.†	218	30,559
Lantheus Holdings, Inc.†	127	9,041
LivaNova PLC†	561	23,669
Medtronic PLC	995	89,789
MiMedx Group, Inc.†	1,450	10,426
Olympus Corp.	2,200	26,428
Semler Scientific, Inc.†	280	10,038
Sonova Holding AG	106	29,011
Stryker Corp.	1,132	444,570
Tactile Systems Technology, Inc.†	980	9,780
Thermo Fisher Scientific, Inc.	1,008	471,421
Twist Bioscience Corp.†	243	8,158
Zimmer Biomet Holdings, Inc.	154	14,114
		1,543,447
Healthcare-Services — 0.4%
Cigna Group	208	55,615
DaVita, Inc.†	59	8,282

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Ensign Group, Inc.	380	$ 57,000
Fresenius SE & Co. KGaA	297	14,229
HCA Healthcare, Inc.	215	76,108
ICON PLC†	136	23,010
Labcorp Holdings, Inc.	65	16,905
Quest Diagnostics, Inc.	85	14,230
Tenet Healthcare Corp.†	72	11,612
UnitedHealth Group, Inc.	324	80,857
Universal Health Services, Inc., Class B	50	8,322
		366,170
Home Builders — 0.2%
Bellway PLC	826	27,162
Forestar Group, Inc.†	486	12,053
Hovnanian Enterprises, Inc., Class A†	124	14,814
KB Home	329	18,181
M/I Homes, Inc.†	300	36,057
NVR, Inc.†	2	15,099
PulteGroup, Inc.	169	19,084
Toll Brothers, Inc.	64	7,575
Winnebago Industries, Inc.	259	7,697
		157,722
Home Furnishings — 0.3%
Flexsteel Industries, Inc.	252	8,571
Panasonic Holdings Corp.	5,400	51,583
Rational AG	31	24,039
Sony Group Corp.	7,800	190,448
		274,641
Household Products/Wares — 0.1%
Clorox Co.	441	55,372
Kimberly-Clark Corp.	660	82,249
		137,621
Insurance — 2.8%
Aegon, Ltd.	7,649	54,853
Aflac, Inc.	652	64,783
AIA Group, Ltd.	7,235	67,650
Allianz SE	345	136,697
Allstate Corp.	229	46,544
American Financial Group, Inc.	45	5,621
Arch Capital Group, Ltd.	196	16,868
Assurant, Inc.	33	6,181
AXA SA	2,669	129,997
Axis Capital Holdings, Ltd.	53	4,974
BB Seguridade Participacoes SA	9,400	56,572
Berkshire Hathaway, Inc., Class B†	960	453,005
Chubb, Ltd.	262	69,702
Cincinnati Financial Corp.	102	15,046
Dai-ichi Life Holdings, Inc.	9,100	72,625
Employers Holdings, Inc.	339	13,994
Equitable Holdings, Inc.	215	11,040
Essent Group, Ltd.	515	28,835
Everest Group, Ltd.	28	9,402
Fidelity National Financial, Inc.	146	8,239
Genworth Financial, Inc.,†	4,658	36,612
Hartford Insurance Group, Inc.	562	69,907
HCI Group, Inc.	137	19,185
Jackson Financial, Inc., Class A	603	52,799
Japan Post Holdings Co., Ltd.	8,100	75,333
Japan Post Insurance Co., Ltd.	1,500	38,554
Loews Corp.	139	12,585
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Markel Group, Inc.†	6	$ 12,050
Marsh & McLennan Cos., Inc.	869	173,105
MetLife, Inc.	449	34,102
MGIC Investment Corp.	3,027	78,399
MS&AD Insurance Group Holdings, Inc.	2,600	55,931
Muenchener Rueckversicherungs-Gesellschaft AG	124	81,452
NMI Holdings, Inc.†	640	23,885
NN Group NV	853	57,589
Old Republic International Corp.	162	5,860
Primerica, Inc.	22	5,844
Principal Financial Group, Inc.	147	11,441
Progressive Corp.	281	68,013
Prudential Financial, Inc.	197	20,405
Reinsurance Group of America, Inc.	34	6,543
RenaissanceRe Holdings, Ltd.	32	7,800
SiriusPoint, Ltd.†	1,650	32,356
Sompo Holdings, Inc.	3,400	100,828
Suncorp Group, Ltd.	4,853	65,370
Travelers Cos., Inc.	1,478	384,635
Unum Group	104	7,468
W.R. Berkley Corp.	248	17,065
Willis Towers Watson PLC	227	71,689
		2,899,433
Internet — 7.5%
Airbnb, Inc., Class A†	1,569	207,751
Alphabet, Inc., Class A	5,289	1,014,959
Alphabet, Inc., Class C	1,090	210,217
Amazon.com, Inc.†	8,944	2,093,880
AudioEye, Inc.†	821	10,517
Auto Trader Group PLC*	4,027	44,535
Bumble, Inc., Class A†	1,337	10,402
Cargurus, Inc.†	529	17,362
eBay, Inc.	358	32,846
EverQuote, Inc., Class A†	1,241	30,516
Expedia Group, Inc.	94	16,941
Gen Digital, Inc.	1,806	53,259
Groupon, Inc.†	943	29,082
HealthStream, Inc.	540	14,126
Hims & Hers Health, Inc.†	1,422	94,108
Lands' End, Inc.†(1)	1,177	13,806
LifeMD, Inc.†	1,338	13,929
LY Corp.	3,700	13,617
Match Group, Inc.	190	6,511
Meta Platforms, Inc., Class A	2,524	1,952,163
Netflix, Inc.†	854	990,128
Palo Alto Networks, Inc.†	2,771	481,046
Q2 Holdings, Inc.†	324	26,309
Sea, Ltd. ADR†	508	79,578
Spotify Technology SA†	71	44,484
Stitch Fix, Inc., Class A†	4,377	20,703
Tencent Holdings, Ltd. ADR	640	44,845
Uber Technologies, Inc.†	2,672	234,468
Upwork, Inc.†	1,363	16,301
Wix.com, Ltd.†	220	29,927
Yelp, Inc.†	741	25,513
		7,873,829
Investment Companies — 0.1%
EXOR NV	617	59,674
Itausa SA (Preference Shares)	17,190	31,774
		91,448

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel — 0.1%
BlueScope Steel, Ltd.	2,125	$ 32,461
Commercial Metals Co.	502	26,034
Evraz PLC†(2)	3,725	0
Fortescue, Ltd.	3,476	39,696
Nucor Corp.	179	25,609
Reliance, Inc.	37	10,735
Steel Dynamics, Inc.	131	16,710
		151,245
Leisure Time — 0.0%
TravelSky Technology, Ltd.	20,284	32,454
Lodging — 0.1%
InterContinental Hotels Group PLC	420	48,612
MGM Resorts International†	211	7,691
Wynn Resorts, Ltd.	81	8,831
		65,134
Machinery-Construction & Mining — 0.7%
Argan, Inc.	223	54,631
Bloom Energy Corp., Class A†	1,929	72,125
Caterpillar, Inc.	460	201,489
Hitachi, Ltd.	6,290	195,916
Mitsubishi Heavy Industries, Ltd.	4,500	108,322
Oshkosh Corp.	50	6,327
Siemens Energy AG†	560	65,185
Terex Corp.	488	24,820
		728,815
Machinery-Diversified — 0.3%
AGCO Corp.	58	6,842
Atlas Copco AB, Class A	2,064	31,500
CNH Industrial NV	4,900	63,504
Dover Corp.	68	12,318
GEA Group AG	1,321	95,125
Middleby Corp.†	42	6,098
Power Solutions International, Inc.†	176	16,500
Regal Rexnord Corp.	48	7,338
Thermon Group Holdings, Inc.†	537	15,186
THK Co., Ltd.	600	16,982
Wartsila OYJ Abp	2,153	59,558
Watts Water Technologies, Inc., Class A	98	25,707
		356,658
Media — 0.6%
Charter Communications, Inc., Class A†	93	25,050
Comcast Corp., Class A	2,292	76,163
Fox Corp., Class A	1,415	78,900
Gannett Co., Inc.†	3,792	14,448
News Corp., Class A	293	8,591
Walt Disney Co.	3,887	462,981
		666,133
Metal Fabricate/Hardware — 0.0%
Mayville Engineering Co., Inc.†	851	14,271
Mueller Industries, Inc.	86	7,341
Olympic Steel, Inc.	295	9,174
Ryerson Holding Corp.	346	7,128
		37,914
Mining — 0.5%
Angl0d American PLC	1,729	49,048
BHP Group, Ltd.	2,769	69,845
Century Aluminum Co.†	593	12,560
Security Description	Shares or Principal Amount	Value

Mining (continued)
Dundee Precious Metals, Inc.	6,440	$ 104,111
Kaiser Aluminum Corp.	211	16,312
Kinross Gold Corp.	3,600	57,601
Newmont Corp.	805	49,991
OceanaGold Corp.	2,733	37,180
Rio Tinto PLC	909	54,063
Rio Tinto, Ltd.	766	54,987
SSR Mining, Inc.†	2,800	33,460
Teck Resources, Ltd., Class B	627	20,331
Valterra Platinum, Ltd.†	213	9,508
		568,997
Miscellaneous Manufacturing — 0.4%
3M Co.	812	121,167
A.O. Smith Corp.	89	6,300
Alstom SA†	1,901	44,777
Core Molding Technologies, Inc.†	437	7,272
Donaldson Co., Inc.	91	6,549
Fabrinet†	113	36,581
Knorr-Bremse AG	432	43,310
Siemens AG	605	155,277
Textron, Inc.	140	10,888
		432,121
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	693	27,692
Office Furnishings — 0.0%
Interface, Inc.	1,026	21,156
Steelcase, Inc., Class A	1,397	14,431
		35,587
Office/Business Equipment — 0.0%
Ricoh Co., Ltd.	3,600	31,762
Xerox Holdings Corp.	1,333	5,399
		37,161
Oil & Gas — 1.4%
California Resources Corp.	556	26,788
Chevron Corp.	909	137,841
ENEOS Holdings, Inc.	7,700	40,522
EOG Resources, Inc.	424	50,888
EQT Corp.	1,884	101,265
Equinor ASA	2,285	59,165
Exxon Mobil Corp.	2,825	315,383
Gulfport Energy Corp.†	136	23,682
HF Sinclair Corp.	146	6,415
Idemitsu Kosan Co., Ltd.	5,600	35,977
Inpex Corp.	2,400	34,178
Marathon Petroleum Corp.	380	64,672
MEG Energy Corp.	1,300	25,623
Murphy Oil Corp.	953	23,644
Noble Corp. PLC	9	241
Ovintiv, Inc.	200	8,236
PetroChina Co., Ltd.	60,000	58,624
Phillips 66	714	88,236
Range Resources Corp.	185	6,793
Riley Exploration Permian, Inc.	373	9,788
Shell PLC	3,749	134,225
Talos Energy, Inc.†	3,922	33,533
TotalEnergies SE	3,142	186,525
VAALCO Energy, Inc.	1,941	7,221
Valero Energy Corp.	241	33,092
		1,512,557

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services — 0.1%
Baker Hughes Co.	716	$ 32,256
DNOW, Inc.†	2,545	39,600
RPC, Inc.	3,935	18,298
Schlumberger NV	430	14,534
TechnipFMC PLC	281	10,220
		114,908
Packaging & Containers — 0.1%
Ball Corp.	215	12,311
Crown Holdings, Inc.	844	83,860
Gerresheimer AG	391	19,356
Packaging Corp. of America	65	12,594
		128,121
Pharmaceuticals — 3.4%
AbbVie, Inc.	2,382	450,246
Aduro Biotech Holding, Inc. CVR†(2)	460	110
Akebia Therapeutics, Inc.†	2,026	7,466
Alkermes PLC†	648	17,166
Amneal Pharmaceuticals, Inc.†	1,166	9,118
AstraZeneca PLC	869	129,959
Bristol-Myers Squibb Co.	1,002	43,397
Cardinal Health, Inc.	772	119,830
Catalyst Pharmaceuticals, Inc.†	799	17,043
Cencora, Inc.	459	131,311
China Feihe, Ltd.*	44,100	26,235
Chugai Pharmaceutical Co., Ltd.	1,300	63,448
Collegium Pharmaceutical, Inc.†	262	7,823
Contra Blueprint Medic†(2)	181	83
CVS Health Corp.	824	51,170
Daiichi Sankyo Co., Ltd.	2,000	49,337
Eli Lilly & Co.	453	335,252
Fennec Pharmaceuticals, Inc.†	543	4,442
GSK PLC	8,152	152,661
Gyre Therapeutics, Inc.†	188	1,325
Harmony Biosciences Holdings, Inc.†	885	31,134
Harrow, Inc.†	309	9,814
Henry Schein, Inc.†	95	6,427
Hikma Pharmaceuticals PLC	2,068	53,639
Ipsen SA	218	25,799
Ironwood Pharmaceuticals, Inc.†	1,067	815
Jazz Pharmaceuticals PLC†	40	4,585
Johnson & Johnson	3,834	631,613
MannKind Corp.†	1,505	5,689
Mirum Pharmaceuticals, Inc.†	146	7,545
Novartis AG	2,428	281,555
Novo Nordisk A/S ADR	1,612	75,877
Novo Nordisk A/S, Class B	2,737	131,604
Otsuka Holdings Co., Ltd.	1,000	48,428
Protagonist Therapeutics, Inc.†	370	19,928
Rhythm Pharmaceuticals, Inc.†	246	20,967
Roche Holding AG	807	255,438
Sanofi SA	1,806	162,490
Shionogi & Co., Ltd.	7,100	119,871
SIGA Technologies, Inc.	2,044	13,511
Spectrum Pharmaceuticals, Inc.†(2)	2,839	0
Supernus Pharmaceuticals, Inc.†	208	7,301
UCB SA	110	23,908
USANA Health Sciences, Inc.†	214	6,289
		3,561,649
Pipelines — 0.2%
Antero Midstream Corp.	372	6,826
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Excelerate Energy, Inc., Class A	731	$ 18,758
Golar LNG, Ltd.	376	15,476
Kinder Morgan, Inc.	7,546	211,741
		252,801
Private Equity — 0.2%
3i Group PLC	2,483	136,118
Carlyle Group, Inc.	236	14,316
Onex Corp.	381	30,995
		181,429
Real Estate — 0.2%
CK Asset Holdings, Ltd.	2,000	9,185
Daito Trust Construction Co., Ltd.	907	93,346
Jones Lang LaSalle, Inc.†	34	9,192
Kennedy-Wilson Holdings, Inc.	1,363	9,977
Mitsubishi Estate Co., Ltd.	1,600	30,090
Newmark Group, Inc., Class A	1,148	17,415
RMR Group, Inc., Class A	543	8,721
		177,926
REITS — 0.7%
Alexander & Baldwin, Inc.	1,172	21,073
American Assets Trust, Inc.	654	12,446
American Tower Corp.	891	185,675
Curbline Properties Corp.	584	12,906
Equinix, Inc.	250	196,292
Farmland Partners, Inc.	2,583	27,044
Innovative Industrial Properties, Inc.	173	8,944
JBG SMITH Properties	1,242	26,306
Klepierre SA	932	35,694
Ladder Capital Corp.	1,271	13,879
National Health Investors, Inc.	317	22,146
NexPoint Residential Trust, Inc.	377	11,755
Pebblebrook Hotel Trust	847	8,495
Piedmont Office Realty Trust, Inc.	1,053	7,961
Public Storage	205	55,748
Sabra Health Care REIT, Inc.	1,629	29,371
Simon Property Group, Inc.	196	32,103
SITE Centers Corp.	1,573	16,941
SL Green Realty Corp.	157	8,988
Summit Hotel Properties, Inc.	2,715	14,172
Tanger, Inc.	681	20,444
TPG RE Finance Trust, Inc.	1,636	14,233
		782,616
Retail — 2.5%
Abercrombie & Fitch Co., Class A†	245	23,525
American Eagle Outfitters, Inc.	1,166	12,593
Arcos Dorados Holdings, Inc., Class A	2,363	15,714
Associated British Foods PLC	925	26,851
AutoNation, Inc.†	47	9,054
Best Buy Co., Inc.	521	33,896
BJ's Wholesale Club Holdings, Inc.†	969	102,617
BlueLinx Holdings, Inc.†	273	20,003
Brinker International, Inc.†	331	52,166
CarMax, Inc.†	110	6,227
Cie Financiere Richemont SA, Class A	421	69,143
Cracker Barrel Old Country Store, Inc.	71	4,402
Dick's Sporting Goods, Inc.	38	8,037
Dollar Tree, Inc.†	141	16,010
Domino's Pizza, Inc.	79	36,593
Gap, Inc.	270	5,254
Genesco, Inc.†	227	5,462

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Genuine Parts Co.	108	$ 13,919
Group 1 Automotive, Inc.	80	32,972
Home Depot, Inc.	257	94,450
Industria de Diseno Textil SA	1,893	90,538
Lithia Motors, Inc.	19	5,472
Lowe's Cos., Inc.	466	104,184
McDonald's Corp.	282	84,620
Murphy USA, Inc.	13	4,712
Next PLC	456	74,133
Nu Skin Enterprises, Inc., Class A	2,220	18,604
ODP Corp.†	1,728	30,827
Pandora A/S	396	65,720
Patrick Industries, Inc.	315	30,631
Penske Automotive Group, Inc.	51	8,538
President Chain Store Corp.	3,000	25,731
Signet Jewelers, Ltd.	286	22,623
Starbucks Corp.	2,635	234,936
TJX Cos., Inc.	3,644	453,787
Tokyo Gas Co., Ltd.	4,100	137,274
Ulta Beauty, Inc.†	32	16,480
Urban Outfitters, Inc.†	560	42,157
Walmart, Inc.	6,111	598,756
Williams-Sonoma, Inc.	89	16,647
		2,655,258
Savings & Loans — 0.1%
Axos Financial, Inc.†	495	42,743
HomeTrust Bancshares, Inc.	362	14,068
Northfield Bancorp, Inc.	882	9,393
		66,204
Semiconductors — 5.9%
Advantest Corp.	1,200	82,361
ASML Holding NV (NASDAQ)	666	462,677
ASML Holding NV (XAMS)	302	211,300
Axcelis Technologies, Inc.†	210	14,215
Broadcom, Inc.	3,444	1,011,503
Infineon Technologies AG	895	35,375
Marvell Technology, Inc.	1,580	126,985
Novatek Microelectronics Corp.	3,000	47,743
NVIDIA Corp.	17,851	3,175,157
Photronics, Inc.†	1,276	25,979
QUALCOMM, Inc.	1,314	192,843
Rambus, Inc.†	387	28,611
Samsung Electronics Co., Ltd.	1,513	77,897
SK Hynix, Inc.	194	38,260
SkyWater Technology, Inc.(1)	2,098	18,777
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	963	232,680
Texas Instruments, Inc.	1,504	272,314
Tokyo Electron, Ltd.	600	108,740
United Microelectronics Corp.	9,000	12,529
		6,175,946
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	28	7,808
Yangzijiang Shipbuilding Holdings, Ltd.	23,700	46,728
		54,536
Software — 5.8%
8x8, Inc.†	2,435	4,724
ACI Worldwide, Inc.†	360	15,322
Adeia, Inc.	1,167	15,113
Asana, Inc., Class A†	121	1,776
Security Description	Shares or Principal Amount	Value

Software (continued)
Box, Inc., Class A†	689	$ 22,117
Commvault Systems, Inc.†	317	60,214
Cover Corp.†	500	7,105
DigitalOcean Holdings, Inc.†	493	13,735
Dropbox, Inc., Class A†	159	4,320
Electronic Arts, Inc.	447	68,163
Fidelity National Information Services, Inc.	384	30,493
IBEX Holdings, Ltd.†	975	28,831
Intuit, Inc.	448	351,738
Konami Group Corp.	600	81,644
LiveRamp Holdings, Inc.†	512	16,804
Microsoft Corp.	6,404	3,416,534
Nice, Ltd.†	196	30,761
Olo, Inc., Class A†	2,329	24,408
Oracle Corp.	914	231,946
Pro Medicus, Ltd.	193	39,924
Progress Software Corp.	358	17,213
Sage Group PLC	6,009	96,816
Salesforce, Inc.	828	213,897
SAP SE	1,013	289,934
ServiceNow, Inc.†	110	103,743
Synopsys, Inc.†	985	623,968
Vimeo, Inc.†	3,459	13,110
Weave Communications, Inc.†	1,457	10,636
Workday, Inc., Class A†	1,041	238,785
Yext, Inc.†	1,906	15,477
Zeta Global Holdings Corp., Class A†	1,734	27,137
		6,116,388
Telecommunications — 1.8%
A10 Networks, Inc.	1,657	30,522
AT&T, Inc.	8,918	244,442
Cisco Systems, Inc.	3,941	268,303
Credo Technology Group Holding, Ltd.†	511	57,002
Deutsche Telekom AG	3,384	121,570
Extreme Networks, Inc.†	1,413	24,954
HKT Trust & HKT, Ltd.	50,000	78,726
InterDigital, Inc.	184	47,509
Koninklijke KPN NV	26,099	116,754
LG Uplus Corp.	8,240	86,928
Lumen Technologies, Inc.†	4,136	18,405
NETGEAR, Inc.†	1,183	27,505
Orange SA	5,005	76,223
SK Telecom Co., Ltd.	1,526	61,731
Telefonaktiebolaget LM Ericsson, Class B	10,148	73,954
Telefonica SA	9,092	46,940
Telenor ASA	5,072	77,856
T-Mobile US, Inc.	759	180,953
Verizon Communications, Inc.	5,230	223,635
Vodafone Group PLC	16,725	18,116
		1,882,028
Toys/Games/Hobbies — 0.2%
Bandai Namco Holdings, Inc.	1,900	61,838
Hasbro, Inc.	86	6,464
JAKKS Pacific, Inc.	741	13,123
Nintendo Co., Ltd.	1,100	92,566
		173,991
Transportation — 0.9%
AP Moller-Maersk A/S, Series B	31	61,590
C.H. Robinson Worldwide, Inc.	529	61,004
Canadian Pacific Kansas City, Ltd.	1,266	93,114
Costamare, Inc.	3,175	32,036

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
CSX Corp.	1,358	$ 48,263
DHT Holdings, Inc.	1,694	18,787
Expeditors International of Washington, Inc.	106	12,322
Matson, Inc.	227	24,239
Norfolk Southern Corp.	151	41,978
Old Dominion Freight Line, Inc.	1,270	189,548
Scorpio Tankers, Inc.	254	11,483
Teekay Corp., Ltd.	1,604	11,549
Teekay Tankers, Ltd., Class A	477	20,201
Union Pacific Corp.	1,456	323,188
		949,302
Water — 0.0%
Consolidated Water Co., Ltd.	1,126	32,756
United Utilities Group PLC	1,010	15,039
		47,795
Total Common Stocks (cost $48,408,105)		67,557,856
CORPORATE BONDS & NOTES — 8.9%
Aerospace/Defense — 0.3%
Boeing Co.
2.70%, 02/01/2027	$ 65,000	63,144
3.50%, 03/01/2039	20,000	15,681
3.90%, 05/01/2049	17,000	12,322
6.13%, 02/15/2033	60,000	63,386
6.86%, 05/01/2054	30,000	32,975
Howmet Aerospace, Inc.
3.00%, 01/15/2029	75,000	71,511
Lockheed Martin Corp.
5.20%, 02/15/2064	10,000	9,097
RTX Corp.
6.00%, 03/15/2031	10,000	10,698
		278,814
Agriculture — 0.1%
Philip Morris International, Inc.
4.88%, 02/13/2029	10,000	10,134
5.13%, 02/15/2030	85,000	87,035
5.25%, 02/13/2034	20,000	20,249
		117,418
Airlines — 0.0%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	30,000	29,745
Apparel — 0.1%
PVH Corp.
5.50%, 06/13/2030	30,000	30,219
Tapestry, Inc.
3.05%, 03/15/2032	55,000	49,012
		79,231
Auto Manufacturers — 0.1%
Ford Motor Co.
6.10%, 08/19/2032	20,000	20,033
Hyundai Capital America
4.88%, 11/01/2027*	55,000	55,143
5.35%, 03/19/2029*	55,000	55,998
		131,174
Security Description	Shares or Principal Amount	Value

Banks — 1.2%
Bank of America Corp.
3.85%, 03/08/2037	$ 72,000	$ 65,995
6.20%, 11/10/2028	60,000	62,269
Citigroup, Inc.
3.20%, 10/21/2026	255,000	251,090
JPMorgan Chase & Co.
5.58%, 07/23/2036	10,000	10,130
Morgan Stanley
5.32%, 07/19/2035	90,000	91,133
5.47%, 01/18/2035	130,000	133,168
5.95%, 01/19/2038	8,000	8,253
PNC Financial Services Group, Inc.
5.37%, 07/21/2036	10,000	10,104
US Bancorp
1.38%, 07/22/2030	325,000	280,407
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	245,769
5.56%, 07/25/2034	110,000	113,511
		1,271,829
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	116,359
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	387,021
Royalty Pharma PLC
5.15%, 09/02/2029	50,000	50,919
		437,940
Computers — 0.1%
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	70,000	69,590
Diversified Financial Services — 0.7%
American Express Co.
4.42%, 08/03/2033	250,000	243,698
4.73%, 04/25/2029	40,000	40,350
5.02%, 04/25/2031	60,000	61,068
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	38,000	39,118
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	65,000	67,574
Mastercard, Inc.
3.30%, 03/26/2027	245,000	241,660
		693,468
Electric — 0.2%
Florida Power & Light Co.
5.70%, 03/15/2055	10,000	10,093
Georgia Power Co.
5.20%, 03/15/2035	20,000	20,217
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	70,000	71,847
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035*	10,000	10,197
Vistra Operations Co. LLC
3.70%, 01/30/2027*	100,000	98,607
		210,961
Environmental Control — 0.0%
Waste Connections, Inc.
5.00%, 03/01/2034	10,000	10,060

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food — 0.2%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 02/02/2029	$ 95,000	$ 89,974
Kroger Co.
5.00%, 09/15/2034	20,000	19,784
Mars, Inc.
5.20%, 03/01/2035*	85,000	85,407
5.70%, 05/01/2055*	50,000	49,337
		244,502
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
4.95%, 06/30/2032*	40,000	40,274
Healthcare-Services — 0.4%
Humana, Inc.
3.70%, 03/23/2029	270,000	261,358
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	189,848
		451,206
Insurance — 0.4%
Aon North America, Inc.
5.45%, 03/01/2034	30,000	30,687
Athene Global Funding
5.03%, 07/17/2030*	90,000	90,493
Brown & Brown, Inc.
4.90%, 06/23/2030	32,000	32,128
5.25%, 06/23/2032	12,000	12,138
5.55%, 06/23/2035	16,000	16,174
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	228,983
		410,603
Internet — 0.1%
Meta Platforms, Inc.
4.75%, 08/15/2034	30,000	29,884
Netflix, Inc.
5.38%, 11/15/2029*	35,000	36,335
		66,219
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	95,000	92,269
Lodging — 0.0%
Las Vegas Sands Corp.
6.00%, 08/15/2029	10,000	10,279
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/2034	260,000	274,154
Comcast Corp.
2.89%, 11/01/2051	370,000	222,294
Paramount Global
4.20%, 06/01/2029	40,000	38,920
		535,368
Mining — 0.1%
Glencore Funding LLC
5.67%, 04/01/2035*	30,000	30,509
6.14%, 04/01/2055*	10,000	10,130
		40,639
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.2%
Exxon Mobil Corp.
3.57%, 03/06/2045	$ 290,000	$ 220,801
Viper Energy Partners LLC
4.90%, 08/01/2030	6,000	5,975
5.70%, 08/01/2035	16,000	15,902
		242,678
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.80%, 03/15/2029	20,000	20,317
4.95%, 03/15/2031	10,000	10,204
5.05%, 03/15/2034	10,000	10,126
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	227,165
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	10,000	10,290
5.20%, 02/22/2034	20,000	20,428
5.55%, 02/22/2054	10,000	9,673
5.65%, 02/22/2064	10,000	9,659
CVS Health Corp.
4.78%, 03/25/2038	255,000	233,015
Eli Lilly & Co.
4.60%, 08/14/2034	10,000	9,856
4.70%, 02/09/2034	20,000	19,921
5.10%, 02/09/2064	30,000	27,546
		608,200
Pipelines — 0.4%
Cheniere Energy Partners LP
4.50%, 10/01/2029	45,000	44,511
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	30,000	31,535
Enbridge, Inc.
4.90%, 06/20/2030	10,000	10,088
Energy Transfer LP
5.25%, 07/01/2029	50,000	51,131
Enterprise Products Operating LLC
5.55%, 02/16/2055	80,000	76,567
MPLX LP
2.65%, 08/15/2030	75,000	67,967
ONEOK, Inc.
5.55%, 11/01/2026	20,000	20,210
5.65%, 11/01/2028	20,000	20,632
Williams Cos., Inc.
2.60%, 03/15/2031	120,000	107,226
		429,867
REITS — 0.1%
Crown Castle, Inc.
3.65%, 09/01/2027	35,000	34,355
VICI Properties LP/VICI Note Co., Inc.
4.50%, 01/15/2028*	60,000	59,390
		93,745
Retail — 0.5%
7-Eleven, Inc.
1.80%, 02/10/2031*	8,000	6,802
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	45,000	40,401
Lowe's Cos., Inc.
3.75%, 04/01/2032	270,000	253,578

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
TJX Cos., Inc.
2.25%, 09/15/2026	$ 270,000	$ 264,191
		564,972
Semiconductors — 0.6%
Broadcom, Inc.
4.15%, 11/15/2030	70,000	68,553
5.05%, 07/12/2029	65,000	66,342
Intel Corp.
3.90%, 03/25/2030	120,000	115,480
NVIDIA Corp.
3.20%, 09/16/2026	385,000	380,582
		630,957
Software — 0.1%
MSCI, Inc.
3.63%, 09/01/2030*	30,000	28,139
Oracle Corp.
3.60%, 04/01/2050	20,000	13,733
5.38%, 09/27/2054	30,000	27,021
Synopsys, Inc.
4.85%, 04/01/2030	10,000	10,113
5.00%, 04/01/2032	10,000	10,103
5.15%, 04/01/2035	10,000	10,036
5.70%, 04/01/2055	10,000	9,861
		109,006
Telecommunications — 0.9%
AT&T, Inc.
5.35%, 09/01/2040	240,000	231,958
Motorola Solutions, Inc.
2.30%, 11/15/2030	45,000	39,975
4.85%, 08/15/2030	8,000	8,054
5.20%, 08/15/2032	30,000	30,403
Rogers Communications, Inc.
5.00%, 02/15/2029	70,000	70,895
T-Mobile USA, Inc.
2.63%, 02/15/2029	300,000	281,835
3.88%, 04/15/2030	30,000	29,077
5.15%, 04/15/2034	10,000	10,061
Verizon Communications, Inc.
2.36%, 03/15/2032	120,000	103,166
2.88%, 11/20/2050	125,000	77,471
		882,895
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	213,858
CSX Corp.
3.80%, 03/01/2028	245,000	241,976
		455,834
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	35,000	34,870
Total Corporate Bonds & Notes (cost $9,880,923)		9,390,972
ASSET BACKED SECURITIES — 1.0%
Auto Loan Receivables — 0.8%
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3 4.87%, 02/15/2028	120,440	120,655
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Ford Credit Auto Owner Trust
Series 2023-2, Class A 5.28%, 02/15/2036*	$ 238,000	$ 243,947
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.98%, 12/11/2036*	74,000	75,439
Hyundai Auto Receivables Trust
Series 2025-B, Class A3 4.36%, 12/17/2029	180,000	180,431
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A4 4.31%, 04/16/2029	87,000	86,884
USB Auto Owner Trust
Series 2025-1A, Class A3 4.49%, 06/17/2030*	71,000	70,992
		778,348
Home Equity — 0.2%
JP Morgan Mtg. Trust Series VRS
Series 2025-CES2, Class A1 5.59%, 06/25/2055*(3)	113,578	113,761
Towd Point Mtg. Trust
Series 2024-CES4, Class A1 5.12%, 09/25/2064*(4)	106,191	105,565
		219,326
Total Asset Backed Securities (cost $996,012)		997,674
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
Commercial and Residential — 2.3%
Banc of America Commercial Mtg. Trust VRS
Series 2015-UBS7, Class B 4.28%, 09/15/2048(3)	73,000	70,310
BANK5 VRS
Series 2025-5YR15, Class XA 1.44%, 07/15/2058(3)(5)	143,000	7,427
Benchmark Mtg. Trust VRS
Series 2025-V15, Class XA 1.12%, 06/15/2058(3)(5)	659,942	31,401
BRAVO Residential Funding Trust
Series 2024-NQM5, Class A1 5.80%, 06/25/2064*(4)	145,400	145,596
Series 2024-NQM3, Class A1 6.19%, 03/25/2064*(4)	143,290	144,270
CD Mtg. Trust VRS
Series 2017-CD4, Class B 3.95%, 05/10/2050(3)	32,000	29,982
Chase Home Lending Mtg. Trust FRS
Series 2024-11, Class A11 5.60%, (SOFR30A+1.25%), 11/25/2055*	104,993	104,801
Series 2025-7, Class A11 5.75%, (SOFR30A+1.40%), 05/25/2056*	24,663	24,660
COLT Mtg. Loan Trust
Series 2024-INV1, Class A1 5.90%, 12/25/2068*(4)	150,492	150,697
Series 2024-2, Class A1 6.13%, 04/25/2069*(4)	76,062	76,460
Series 2024-3, Class A1 6.39%, 06/25/2069*(4)	138,902	140,168
COMM Mtg. Trust VRS
Series 2015-LC19, Class C 4.10%, 02/10/2048(3)	20,000	19,298

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Connecticut Avenue Securities Trust FRS
Series 2025-R04, Class 1A1 5.35%, (SOFR30A+1.00%), 05/25/2045*	$ 20,787	$ 20,787
Series 2025-R04, Class 1M1 5.55%, (SOFR30A+1.20%), 05/25/2045*	54,509	54,636
Series 2023-R02, Class 1M1 6.65%, (SOFR30A+2.30%), 01/25/2043*	16,133	16,500
Series 2023-R01, Class 1M1 6.75%, (SOFR30A+2.40%), 12/25/2042*	11,559	11,812
Series 2017-C06, Class 1M2B 7.11%, (SOFR30A+2.76%), 02/25/2030	9,125	9,136
Series 2016-C07, Class 2M2 8.81%, (SOFR30A+4.46%), 05/25/2029	95,236	98,145
CSAIL Commercial Mtg. Trust
Series 2015-C3, Class A4 3.72%, 08/15/2048	21,607	21,533
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2019-DNA3, Class B1 7.71%, (SOFR30A+3.36%), 07/25/2049*	80,000	84,102
JP Morgan Mtg. Trust FRS
Series 2025-2, Class A11 5.60%, (SOFR30A+1.25%), 07/25/2055*	200,860	200,498
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 5.60%, (SOFR30A+1.25%), 06/25/2055*	86,510	86,352
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2013-C10, Class B 3.98%, 07/15/2046(3)	31,667	29,731
Series 2015-C26, Class B 4.09%, 10/15/2048(3)	44,000	43,348
Morgan Stanley Residential Mtg. Loan Trust FRS
Series 2024-3, Class AF 5.70%, (SOFR30A+1.35%), 07/25/2054*	123,407	123,208
NYC Trust FRS
Series 2024-3ELV, Class A 6.33%, (TSFR1M+1.99%), 08/15/2029*	100,000	100,332
OBX Trust
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(4)	138,871	139,749
Onity Loan Investment Trust VRS
Series 2025-HB1, Class A 3.00%, 06/25/2038*(3)	80,457	77,887
Station Place Securitization Trust FRS
Series 2025-1, Class A 1.00%, (TSFR1M+0.90%), 07/23/2026*	99,000	98,948
Series 2025-3, Class A 5.25%, (TSFR1M+0.90%), 09/23/2026*	100,000	100,000
SWCH Commercial Mtg. Trust FRS
Series 2025-DATA, Class A 5.78%, (TSFR1M+1.44%), 02/15/2042*	100,000	99,500
Wells Fargo Commercial Mtg. Trust
Series 2019-C50, Class B 4.19%, 05/15/2052	35,000	32,481
Wells Fargo Commercial Mtg. Trust VRS
Series 2025-5C4, Class XA 1.12%, 05/15/2058(3)(5)	1,571,559	73,641
		2,467,396
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 1.1%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5510, Class FK 5.45%, (SOFR30A+1.10%), 02/25/2055	$ 133,906	$ 133,868
Series 5517, Class FH 5.50%, (SOFR30A+1.15%), 03/25/2055	116,168	115,777
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA2, Class M1 5.55%, (SOFR30A+1.20%), 05/25/2045*	161,229	161,430
Series 2024-DNA2, Class A1 5.60%, (SOFR30A+1.25%), 05/25/2044*	143,939	144,522
Series 2024-HQA2, Class A1 5.60%, (SOFR30A+1.25%), 08/25/2044*	144,425	145,058
Federal National Mtg. Assoc. REMIC FRS
Series 2024-39, Class DF 5.45%, (SOFR30A+1.10%), 06/25/2054	128,936	128,941
Series 2025-55, Class FG 5.45%, (SOFR30A+1.10%), 07/25/2055	139,999	139,872
Series 2024-22, Class FG 5.55%, (SOFR30A+1.20%), 05/25/2054	141,809	142,243
Government National Mtg. Assoc. FRS
Series 2019-H13, Class FT 4.59%, (H15T1Y+0.45%), 08/20/2069	12,554	12,556
		1,124,267
Total Collateralized Mortgage Obligations (cost $3,589,132)		3,591,663
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.8%
U.S. Government — 9.6%
United States Treasury Bonds
4.00%, 11/15/2052	100,000	86,191
4.63%, 02/15/2055	500,000	478,984
4.75%, 11/15/2053 to 05/15/2055	1,420,000	1,388,440
5.00%, 05/15/2045	520,000	527,637
United States Treasury Notes
1.63%, 05/15/2031	5,590,000	4,899,329
3.75%, 04/30/2027 to 06/30/2027	460,000	458,220
3.88%, 06/30/2030	110,000	109,605
4.00%, 05/31/2030	580,000	581,405
4.13%, 02/29/2032	1,150,000	1,150,854
4.25%, 10/15/2025	210,000	209,967
4.63%, 03/15/2026 to 02/15/2035	80,000	81,362
4.88%, 11/30/2025	120,000	120,169
		10,092,163
U.S. Government Agency — 8.2%
Federal Home Loan Mtg. Corp
2.50%, 08/01/2037	54,584	50,680
6.00%, 05/01/2055	925,855	938,792
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2040 to 03/01/2041	118,220	100,938
3.00%, 10/01/2037	27,804	26,326
4.50%, 07/01/2053	87,693	84,555
5.00%, 04/01/2053	82,951	81,617
5.50%, 05/01/2055	1,134,516	1,128,820
Federal National Mtg. Assoc
1.50%, 08/01/2037	55,076	48,648
2.00%, 09/01/2050	1,025,795	802,945
3.00%, 06/01/2052	238,688	204,390
3.50%, 08/01/2052	342,623	306,514
4.50%, 05/01/2055	213,702	202,768
6.50%, 02/01/2055	130,579	134,669

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc.
1.50%, 11/01/2041	$ 75,314	$ 61,204
2.00%, 04/01/2037 to 08/01/2042	330,014	282,095
2.50%, 03/01/2042 to 06/01/2051	361,290	305,062
3.00%, 05/01/2042 to 06/01/2052	288,255	251,901
5.50%, 01/01/2053	50,708	50,590
Government National Mtg. Assoc.
2.00%, August 30 TBA	300,000	242,126
2.50%, August 30 TBA	310,000	260,644
3.00%, August 30 TBA	170,000	148,516
3.50%, August 30 TBA	210,000	188,664
4.00%, August 30 TBA	110,000	101,285
4.50%, August 30 TBA	130,000	123,355
5.00%, August 30 TBA	250,000	243,961
5.50%, August 30 TBA	280,000	279,244
6.00%, August 30 TBA	580,000	587,771
6.50%, August 30 TBA	80,000	82,112
Uniform Mtg. Backed Securities
2.00%, August 30 TBA	130,000	101,671
2.50%, August 30 TBA	720,000	589,843
4.00%, August 30 TBA	230,000	212,107
5.00%, August 30 TBA	380,000	369,815
		8,593,628
Total U.S. Government & Agency Obligations (cost $18,786,420)		18,685,791
UNAFFILIATED INVESTMENT COMPANIES — 5.3%
Invesco S&P 500 Low Volatility ETF	5,419	392,878
iShares Core High Dividend ETF	3,347	395,883
iShares Core S&P 500 ETF	6,505	4,130,025
iShares Russell 1000 Value ETF	424	82,858
Vanguard Growth ETF	1,235	562,147
Total Unaffiliated Investment Companies (cost $5,003,991)		5,563,791
Total Long-Term Investment Securities (cost $86,664,583)		105,787,747
SHORT-TERM INVESTMENTS — 3.3%
Commercial Paper — 0.2%
Kinder Morgan. Inc.
4.55%, 08/01/2025	250,000	249,967
Pipelines — 0.2%
Targa Resources Corp.
4.51%, 08/01/2025	250,000	249,966
Real Estate — 0.3%
Alexandria Real Estate
4.62%, 08/01/2025	250,000	249,968
Software — 0.2%
Oracle Corp.
4.57%, 08/18/2025	250,000	249,431
U.S. Government Agency — 0.7%
Federal Home Loan Bank Disc. Notes
4.18%, 08/01/2025	150,000	149,982
Federal National Mtg. Assoc. Disc. Notes
4.23%, 08/01/2025	150,000	149,982
4.24%, 08/04/2025	400,000	399,812
		699,776
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(6)	1,764,513	$ 1,764,513
Total Short-Term Investments (cost $3,463,832)		3,463,621
TOTAL INVESTMENTS (cost $90,128,415)(7)	103.9%	109,251,368
Other assets less liabilities	(3.9)	(4,138,566)
NET ASSETS	100.0%	$105,112,802
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $4,409,726 representing 4.2% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Bank of N.T. Butterfield & Son, Ltd.
	08/20/2024	759	$27,761
	02/20/2025	72	2,835
		831	30,596	$37,819	$45.51	0.1%
Lands' End, Inc.	04/24/2024	1,177	15,997	13,806	11.73	0.0
SkyWater Technology, Inc.
	08/20/2024	1,647	16,509
	11/19/2024	182	1,494
	11/20/2024	269	2,224
		2,098	20,227	18,777	8.95	0.0
				$70,402		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2025.
(5)	Interest Only
(6)	The rate shown is the 7-day yield as of July 31, 2025.
(7)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$852,603	$—	$507	$853,110
Iron/Steel	151,245	—	0	151,245
Pharmaceuticals	3,561,456	—	193	3,561,649
Other Industries	62,991,852	—	—	62,991,852
Corporate Bonds & Notes	—	9,390,972	—	9,390,972
Asset Backed Securities	—	997,674	—	997,674
Collateralized Mortgage Obligations	—	3,591,663	—	3,591,663
U.S. Government & Agency Obligations	—	18,685,791	—	18,685,791
Unaffiliated Investment Companies	5,563,791	—	—	5,563,791
Short-Term Investments:
Unaffiliated Investment Companies	1,764,513	—	—	1,764,513
Other Short-Term Investments	—	1,699,108	—	1,699,108
Total Investments at Value	$74,885,460	$34,365,208	$700	$109,251,368
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 38.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,062,326	$ 19,901,439
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,997,294	20,492,239
Total Domestic Fixed Income Investment Companies (cost $41,621,634)		40,393,678
Domestic Equity Investment Companies — 32.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	630,326	26,952,739
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	340,761	5,336,312
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	127,241	1,671,954
Total Domestic Equity Investment Companies (cost $27,225,538)		33,961,005
International Equity Investment Companies — 30.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	198,100	3,314,210
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,883,427	$ 28,439,758
Total International Equity Investment Companies (cost $25,935,837)		31,753,968
TOTAL INVESTMENTS (cost $94,783,009)(2)	100.1%	106,108,651
Other assets less liabilities	(0.1)	(59,467)
NET ASSETS	100.0%	$106,049,184
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$106,108,651	$—	$—	$106,108,651
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 41.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	798,658	$ 34,150,611
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	417,873	6,543,889
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	260,973	3,429,185
Total Domestic Equity Investment Companies (cost $35,444,130)		44,123,685
International Equity Investment Companies — 36.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	331,842	5,551,714
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,231,295	33,692,558
Total International Equity Investment Companies (cost $32,371,941)		39,244,272
Domestic Fixed Income Investment Companies — 22.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,231,039	11,879,523
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,209,221	$ 12,406,612
Total Domestic Fixed Income Investment Companies (cost $24,927,827)		24,286,135
TOTAL INVESTMENTS (cost $92,743,898)(2)	100.1%	107,654,092
Other assets less liabilities	(0.1)	(61,547)
NET ASSETS	100.0%	$107,592,545
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$107,654,092	$—	$—	$107,654,092
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 47.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,343,474	$142,966,932
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,021,860	31,662,337
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,179,809	15,502,687
Total Domestic Equity Investment Companies (cost $149,543,700)		190,131,956
International Equity Investment Companies — 43.8%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,220,983	20,427,055
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,175,827	153,654,982
Total International Equity Investment Companies (cost $142,929,878)		174,082,037
Domestic Fixed Income Investment Companies — 8.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,679,866	16,210,712
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,623,778	$ 16,659,960
Total Domestic Fixed Income Investment Companies (cost $33,256,711)		32,870,672
TOTAL INVESTMENTS (cost $325,730,289)(2)	100.0%	397,084,665
Other assets less liabilities	(0.0)	(153,863)
NET ASSETS	100.0%	$396,930,802
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$397,084,665	$—	$—	$397,084,665
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 70.8%
Aerospace/Defense — 3.1%
Dassault Aviation SA	379	$ 117,817
FTAI Aviation, Ltd.	719	98,942
General Dynamics Corp.	826	257,390
General Electric Co.	1,243	336,952
Howmet Aerospace, Inc.	163	29,302
Rheinmetall AG	11	21,786
Rolls-Royce Holdings PLC	2,265	32,066
Saab AB, Class B	246	13,412
Safran SA	1,543	509,772
Singapore Technologies Engineering, Ltd.	9,600	64,843
Thales SA	303	81,536
		1,563,818
Agriculture — 0.8%
Imperial Brands PLC	10,899	425,192
Airlines — 0.8%
Alaska Air Group, Inc.†	2,767	146,541
Qantas Airways, Ltd.	32,149	224,580
SkyWest, Inc.†	119	13,799
		384,920
Apparel — 0.4%
Birkenstock Holding PLC†	1,381	69,174
Kontoor Brands, Inc.	435	24,212
On Holding AG, Class A†	2,413	117,200
		210,586
Auto Manufacturers — 0.6%
Ferrari NV	24	10,553
Tesla, Inc.†	918	282,992
Toyota Motor Corp.	1,600	28,610
		322,155
Auto Parts & Equipment — 0.7%
Continental AG	3,440	295,215
NOK Corp.	600	9,131
Sumitomo Electric Industries, Ltd.	1,700	42,365
		346,711
Banks — 6.0%
Banca Mediolanum SpA	5,426	95,978
Banco BPM SpA	9,485	121,232
Bank of America Corp.	6,407	302,859
BAWAG Group AG*	787	99,512
Citizens Financial Group, Inc.	1,823	86,994
Commerce Bancshares, Inc.	1,095	67,014
Computershare, Ltd.	4,485	121,488
Cullen/Frost Bankers, Inc.	193	24,590
DNB Bank ASA	310	7,865
HSBC Holdings PLC	5,770	70,319
Huntington Bancshares, Inc.	2,934	48,206
JPMorgan Chase & Co.	750	222,180
KBC Ancora	87	6,344
Lion Finance Group PLC	496	49,881
Morgan Stanley	1,269	180,782
NatWest Group PLC	28,299	196,956
Nordea Bank Abp (NASDAQ Helsinki)	13,084	191,123
PNC Financial Services Group, Inc.	858	163,252
Red River Bancshares, Inc.	61	3,670
Sumitomo Mitsui Trust Group, Inc.	4,900	129,226
Svenska Handelsbanken AB, Class A	981	11,995
Swedbank AB, Class A	1,063	28,352
Security Description	Shares or Principal Amount	Value

Banks (continued)
TBC Bank Group PLC	277	$ 17,742
UBS Group AG	13,472	504,879
UniCredit SpA	466	34,370
United Community Banks, Inc.	359	10,950
US Bancorp	5,096	229,116
		3,026,875
Beverages — 0.6%
Coca-Cola Co.	4,338	294,507
Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc.†	1,059	61,263
Regeneron Pharmaceuticals, Inc.	627	342,003
Vertex Pharmaceuticals, Inc.†	119	54,368
		457,634
Building Materials — 0.6%
Asia Pile Holdings Corp.	17,600	117,411
Carrier Global Corp.	961	65,944
Cementir Holding NV	1,565	23,289
Holcim AG	710	56,800
Vulcan Materials Co.	55	15,107
		278,551
Chemicals — 1.2%
Air Liquide SA	2,081	410,372
Givaudan SA	1	4,199
Linde PLC	393	180,882
		595,453
Commercial Services — 1.6%
Affirm Holdings, Inc.†	838	57,453
Alight, Inc., Class A	38,608	206,939
Babcock International Group PLC	6,234	85,540
Bright Horizons Family Solutions, Inc.†	609	68,878
Cintas Corp.	650	144,657
Equifax, Inc.	507	121,797
Euronet Worldwide, Inc.†	132	12,828
PIA Corp.†	1,000	19,761
RELX PLC	307	15,958
Remitly Global, Inc.†	1,243	20,510
Wolters Kluwer NV	233	36,348
		790,669
Computers — 3.0%
Apple, Inc.	6,229	1,292,953
ExlService Holdings, Inc.†	429	18,631
Focus Systems Corp.	4,700	44,881
Gartner, Inc.†	172	58,248
Varonis Systems, Inc.†	1,814	101,276
Zscaler, Inc.†	38	10,851
		1,526,840
Cosmetics/Personal Care — 1.2%
Prestige Consumer Healthcare, Inc.†	1,801	133,184
Procter & Gamble Co.	3,192	480,300
		613,484
Distribution/Wholesale — 0.2%
Innotech Corp.	9,900	97,293
Diversified Financial Services — 4.0%
Ameriprise Financial, Inc.	317	164,266
Capital One Financial Corp.	1,040	223,600
CME Group, Inc.	1,542	429,108

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Coinbase Global, Inc., Class A†	65	$ 24,554
Daiwa Securities Group, Inc.	11,200	78,504
Hong Kong Exchanges & Clearing, Ltd.	1,200	65,274
Invesco, Ltd.	2,902	60,971
Mastercard, Inc., Class A	103	58,346
NEC Capital Solutions, Ltd.	600	15,358
Nomura Holdings, Inc.	4,400	29,324
ORIX Corp.	700	15,782
SBI Holdings, Inc.	3,700	138,922
Singapore Exchange, Ltd.	10,000	123,229
Synchrony Financial	322	22,434
Visa, Inc., Class A	1,677	579,353
		2,029,025
Electric — 0.9%
A2A SpA	2,182	5,311
E.ON SE	17,095	311,263
Engie SA	785	17,576
NextEra Energy, Inc.	860	61,112
Ormat Technologies, Inc.	194	17,345
SSE PLC	1,309	31,956
		444,563
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	1,691	312,581
Eaton Corp. PLC	15	5,771
Legrand SA	1,128	167,281
Schneider Electric SE	312	81,270
		566,903
Electronics — 1.6%
ABB, Ltd.	2,381	156,887
Amphenol Corp., Class A	3,964	422,206
Chino Corp.	700	11,173
Garmin, Ltd.	62	13,563
Halma PLC	2,519	108,185
Jabil, Inc.	44	9,820
Mettler-Toledo International, Inc.†	8	9,869
SCREEN Holdings Co., Ltd.	400	31,777
Yamaichi Electronics Co., Ltd.	1,100	21,190
		784,670
Energy-Alternate Sources — 0.2%
2G Energy AG	629	26,128
EF-ON, Inc.	4,900	11,308
Vestas Wind Systems A/S	3,532	64,800
		102,236
Engineering & Construction — 1.0%
Comfort Systems USA, Inc.	265	186,374
EXEO Group, Inc.	23,000	303,820
Obayashi Corp.	700	10,345
PS Mitsubishi Construction Co., Ltd.	400	4,875
		505,414
Entertainment — 0.5%
Avex, Inc.	1,600	13,549
Brightstar Lottery PLC	11,838	175,676
Madison Square Garden Entertainment Corp.†	1,936	73,161
		262,386
Food — 1.3%
Cal-Maine Foods, Inc.	2,334	259,401
Security Description	Shares or Principal Amount	Value

Food (continued)
Nestle SA	1,723	$ 150,822
Sprouts Farmers Market, Inc.†	40	6,062
Tesco PLC	27,316	153,462
WH Group, Ltd.*	79,500	80,108
		649,855
Hand/Machine Tools — 0.3%
Fuji Electric Co., Ltd.	3,400	170,834
Healthcare-Products — 1.3%
Abbott Laboratories	2,252	284,180
GE HealthCare Technologies, Inc.	183	13,051
Intuitive Surgical, Inc.†	418	201,096
Medtronic PLC	526	47,466
Natera, Inc.†	789	105,458
		651,251
Healthcare-Services — 0.7%
IQVIA Holdings, Inc.†	687	127,686
Quest Diagnostics, Inc.	46	7,701
UnitedHealth Group, Inc.	339	84,601
Universal Health Services, Inc., Class B	841	139,984
		359,972
Home Builders — 0.0%
PulteGroup, Inc.	49	5,533
Insurance — 3.3%
Allianz SE	1,168	462,790
Arthur J. Gallagher & Co.	489	140,465
Aviva PLC	1,913	16,386
AXA SA	4,085	198,966
Beazley PLC	934	11,034
Berkshire Hathaway, Inc., Class B†	198	93,432
Dai-ichi Life Holdings, Inc.	15,600	124,500
Jackson Financial, Inc., Class A	1,274	111,552
Japan Post Holdings Co., Ltd.	26,700	248,321
Loews Corp.	73	6,609
Marsh & McLennan Cos., Inc.	353	70,318
MetLife, Inc.	70	5,317
Muenchener Rueckversicherungs-Gesellschaft AG	124	81,452
Principal Financial Group, Inc.	245	19,068
Travelers Cos., Inc.	239	62,197
		1,652,407
Internet — 7.4%
Airbnb, Inc., Class A†	922	122,082
Alphabet, Inc., Class A	2,535	486,466
Alphabet, Inc., Class C	2,379	458,814
Amazon.com, Inc.†	3,699	865,973
Booking Holdings, Inc.	21	115,585
Coupang, Inc.†	466	13,714
DoorDash, Inc., Class A†	168	42,042
Expedia Group, Inc.	48	8,651
GoDaddy, Inc., Class A†	129	20,844
MercadoLibre, Inc.†	67	159,051
Meta Platforms, Inc., Class A	658	508,923
Netflix, Inc.†	313	362,892
Palo Alto Networks, Inc.†	982	170,475
Prosus NV	3,893	223,201
Reddit, Inc., Class A†	320	51,389
Roku, Inc.†	1,029	96,891

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Scout24 SE*	143	$ 19,159
Upwork, Inc.†	1,069	12,785
		3,738,937
Investment Companies — 0.3%
Investor AB, Class B	5,494	159,669
Leisure Time — 1.2%
Heiwa Corp.	13,800	191,351
Peloton Interactive, Inc., Class A†	7,198	51,394
Royal Caribbean Cruises, Ltd.	1,125	357,604
		600,349
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	195	85,414
Mitsubishi Electric Corp.	300	6,648
Modec, Inc.	300	12,832
Siemens Energy AG†	846	98,476
		203,370
Machinery-Diversified — 0.6%
Accelleron Industries AG	1,052	96,296
Burckhardt Compression Holding AG	112	100,107
Otis Worldwide Corp.	351	30,077
Wartsila OYJ Abp	3,378	93,445
		319,925
Media — 0.0%
News Corp., Class A	198	5,805
Mining — 1.2%
BHP Group, Ltd. (ASX)	3,334	84,097
BHP Group, Ltd. (LSE)	1,684	42,411
Northern Star Resources, Ltd.	8,923	89,284
Southern Copper Corp.	3,216	302,819
United States Lime & Minerals, Inc.	912	90,817
		609,428
Miscellaneous Manufacturing — 0.3%
Parker-Hannifin Corp.	158	115,640
Smiths Group PLC	383	11,897
Textron, Inc.	75	5,833
		133,370
Oil & Gas — 1.4%
Antero Resources Corp.†	1,948	68,044
BP PLC ADR	280	9,002
ConocoPhillips	831	79,227
ENEOS Holdings, Inc.	70,300	369,961
Magnolia Oil & Gas Corp., Class A	4,034	96,090
Marathon Petroleum Corp.	450	76,585
Ovintiv, Inc.	670	27,591
		726,500
Oil & Gas Services — 0.2%
TechnipFMC PLC	2,666	96,962
Pharmaceuticals — 2.7%
AbbVie, Inc.	536	101,315
AstraZeneca PLC ADR	2,548	186,233
CVS Health Corp.	1,894	117,617
GSK PLC ADR	3,425	127,239
Novartis AG	1,180	136,835
Novo Nordisk A/S, Class B	3,276	157,520
Pfizer, Inc.	2,281	53,125
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co., Ltd.	3,800	$ 105,836
Zoetis, Inc.	2,518	367,099
		1,352,819
Pipelines — 0.1%
Excelerate Energy, Inc., Class A	672	17,243
Kinder Morgan, Inc.	431	12,094
		29,337
Real Estate — 0.0%
Swire Pacific, Ltd., Class B	12,500	19,682
REITS — 2.2%
Equinix, Inc.	180	141,331
Extra Space Storage, Inc.	852	114,475
Iron Mountain, Inc.	126	12,267
Lamar Advertising Co., Class A	35	4,279
Prologis, Inc.	1,143	122,049
Public Storage	1,286	349,715
Simon Property Group, Inc.	132	21,620
Welltower, Inc.	1,948	321,556
		1,087,292
Retail — 1.4%
Brinker International, Inc.†	81	12,766
Carvana Co.†	92	35,896
Cie Financiere Richemont SA, Class A	223	36,624
Costco Wholesale Corp.	95	89,266
Darden Restaurants, Inc.	48	9,680
Gap, Inc.	736	14,323
Home Depot, Inc.	634	233,001
Isetan Mitsukoshi Holdings, Ltd.	1,200	17,153
Movado Group, Inc.	646	10,019
Next PLC	118	19,184
Nojima Corp.	1,500	34,466
Tsuruha Holdings, Inc.	900	66,336
Warby Parker, Inc., Class A†	4,155	99,512
		678,226
Semiconductors — 6.1%
ASM International NV	13	6,342
ASML Holding NV	284	198,706
Broadcom, Inc.	1,890	555,093
Daitron Co, Ltd.	1,400	34,350
Infineon Technologies AG	3,464	136,916
Inter Action Corp.	800	7,162
NVIDIA Corp.	8,927	1,587,846
QUALCOMM, Inc.	767	112,565
SiTime Corp.†	68	13,794
Texas Instruments, Inc.	1,983	359,042
Tokyo Electron, Ltd.	400	72,493
		3,084,309
Shipbuilding — 0.3%
Kongsberg Gruppen ASA (OSEAX)	3,157	94,584
Yangzijiang Shipbuilding Holdings, Ltd.	26,900	53,038
		147,622
Software — 4.7%
Broadridge Financial Solutions, Inc.	47	11,633
Clearwater Analytics Holdings, Inc., Class A†	3,814	77,272
Cloudflare, Inc., Class A†	127	26,375
Commvault Systems, Inc.†	681	129,356
Computer Engineering & Consulting, Ltd.	4,100	60,875
Craneware PLC	796	23,337

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
DocuSign, Inc.†	82	$ 6,202
Doximity, Inc., Class A†	120	7,050
Fair Isaac Corp.†	10	14,367
Intuit, Inc.	110	86,364
IonQ, Inc.†	562	22,407
Manhattan Associates, Inc.†	25	5,492
Microsoft Corp.	2,205	1,176,368
MicroStrategy, Inc., Class A†	41	16,476
MongoDB, Inc.†	272	64,706
MSCI, Inc.	32	17,964
NSW, Inc.	300	5,162
Nutanix, Inc., Class A†	310	23,303
Oracle Corp.	421	106,837
Palantir Technologies, Inc., Class A†	550	87,093
Pro Medicus, Ltd.	475	98,260
RingCentral, Inc., Class A†	366	9,329
ServiceNow, Inc.†	106	99,971
Waystar Holding Corp.†	3,590	132,758
Workday, Inc., Class A†	287	65,832
		2,374,789
Telecommunications — 2.0%
Arista Networks, Inc.†	1,882	231,900
KDDI Corp.	7,300	120,319
Nokia Oyj	15,659	64,118
Telefonaktiebolaget LM Ericsson, Class B	22,671	165,217
T-Mobile US, Inc.	395	94,172
Verizon Communications, Inc.	7,262	310,523
		986,249
Transportation — 0.4%
United Parcel Service, Inc., Class B	2,022	174,216
Total Common Stocks (cost $31,312,799)		35,648,593
UNAFFILIATED INVESTMENT COMPANIES — 2.3%
iShares Global Infrastructure ETF	9,503	561,437
Security Description	Shares or Principal Amount	Value

iShares U.S. Technology ETF	533	$ 96,638
Vanguard Real Estate ETF	5,653	503,909
Total Unaffiliated Investment Companies (cost $992,200)		1,161,984
Total Long-Term Investment Securities (cost $32,304,999)		36,810,577
SHORT-TERM INVESTMENTS — 25.7%
Unaffiliated Investment Companies — 25.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1) (cost $12,923,028)	12,923,028	12,923,028
TOTAL INVESTMENTS (cost $45,228,027)(2)	98.8%	49,733,605
Other assets less liabilities	1.2	609,844
NET ASSETS	100.0%	$50,343,449
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $198,779 representing 0.4% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
OSEAX—Oslo Stock Exchange

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 44	0.51205%	6,430,000	USD	6,430,000	1.000%	Quarterly	Jun 2030	$120,794	$18,244	$139,038
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	MSCI Emerging Markets Index	September 2025	$ 538,033	$ 557,234	$ 19,201
136	Long	U.S. Treasury 10 Year Notes	September 2025	14,985,576	15,104,500	118,924
						$138,125
						Unrealized (Depreciation)
1	Long	Euro STOXX 50 Index	September 2025	$60,948	$60,940	$ (8)
		Net Unrealized Appreciation (Depreciation)				$138,117
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$35,648,593	$—	$—	$35,648,593
Unaffiliated Investment Companies	1,161,984	—	—	1,161,984
Short-Term Investments	12,923,028	—	—	12,923,028
Total Investments at Value	$49,733,605	$—	$—	$49,733,605
Other Financial Instruments:†
Swaps	$—	$18,244	$—	$18,244
Futures Contracts	138,125	—	—	138,125
Total Other Financial Instruments	$138,125	$18,244	$—	$156,369
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8	$—	$—	$8
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 52.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,706,509	$115,730,325
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	963,196	15,083,645
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	909,156	11,946,317
Total Domestic Equity Investment Companies (cost $106,848,591)		142,760,287
Domestic Fixed Income Investment Companies — 37.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,230,713	50,476,377
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,087,065	52,193,286
Total Domestic Fixed Income Investment Companies (cost $106,400,678)		102,669,663
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 10.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $22,135,733)	1,853,031	$ 27,980,768
TOTAL INVESTMENTS (cost $235,385,002)(2)	100.0%	273,410,718
Other assets less liabilities	(0.0)	(118,147)
NET ASSETS	100.0%	$273,292,571
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$273,410,718	$—	$—	$273,410,718
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 67.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,555,450	$280,311,037
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,424,402	53,626,138
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,749,786	22,992,194
Total Domestic Equity Investment Companies (cost $259,319,688)		356,929,369
Domestic Fixed Income Investment Companies — 17.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,717,936	45,528,079
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,575,378	46,943,377
Total Domestic Fixed Income Investment Companies (cost $95,603,886)		92,471,456
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 15.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $62,912,311)	5,270,855	$ 79,589,913
TOTAL INVESTMENTS (cost $417,835,885)(2)	100.0%	528,990,738
Other assets less liabilities	(0.0)	(199,176)
NET ASSETS	100.0%	$528,791,562
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$528,990,738	$—	$—	$528,990,738
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 72.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,148,179	$ 861,536,141
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,517,062	149,037,192
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,009,613	65,826,313
Total Domestic Equity Investment Companies (cost $767,777,037)		1,076,399,646
International Equity Investment Companies — 19.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $230,755,715)	19,457,237	293,804,284
Domestic Fixed Income Investment Companies — 8.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,135,152	59,204,212
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,890,806	$ 60,439,674
Total Domestic Fixed Income Investment Companies (cost $122,607,080)		119,643,886
TOTAL INVESTMENTS (cost $1,121,139,832)(2)	100.0%	1,489,847,816
Other assets less liabilities	(0.0)	(502,182)
NET ASSETS	100.0%	$1,489,345,634
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,489,847,816	$—	$—	$1,489,847,816
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Australia — 6.8%
ANZ Group Holdings, Ltd.	154,220	$ 3,044,643
APA Group	67,705	365,054
Aristocrat Leisure, Ltd.	29,218	1,315,137
ASX, Ltd.	10,085	454,003
BHP Group, Ltd.	263,454	6,645,367
BlueScope Steel, Ltd.	22,908	349,938
Brambles, Ltd.	71,248	1,094,780
CAR Group, Ltd.	19,656	482,287
Cochlear, Ltd.	3,394	694,741
Coles Group, Ltd.	69,616	927,881
Commonwealth Bank of Australia	86,856	9,930,582
Computershare, Ltd.	27,307	739,684
CSL, Ltd.	25,132	4,375,327
Evolution Mining, Ltd.	104,207	476,147
Fortescue, Ltd.	87,892	1,003,717
Goodman Group	105,421	2,383,403
Insurance Australia Group, Ltd.	122,763	691,897
Lottery Corp., Ltd.	116,250	404,918
Macquarie Group, Ltd.	18,793	2,625,368
Medibank Private, Ltd.	142,938	468,481
National Australia Bank, Ltd.	158,951	3,974,651
Northern Star Resources, Ltd.	70,490	705,327
Origin Energy, Ltd.	89,414	670,580
Pro Medicus, Ltd.	2,982	616,864
Qantas Airways, Ltd.	38,726	270,525
QBE Insurance Group, Ltd.	78,373	1,168,501
REA Group, Ltd.	2,760	424,769
Reece, Ltd.	11,809	103,211
Rio Tinto, Ltd.	19,319	1,386,795
Santos, Ltd.	168,566	852,549
Scentre Group	270,340	651,503
SGH, Ltd.	10,570	348,199
Sigma Healthcare, Ltd.	239,656	445,103
Sonic Healthcare, Ltd.	23,836	422,936
South32, Ltd.	234,220	442,533
Stockland	124,890	445,446
Suncorp Group, Ltd.	56,208	757,119
Telstra Group, Ltd.	208,951	667,383
Transurban Group	161,765	1,436,703
Vicinity, Ltd.	202,097	320,798
Washington H. Soul Pattinson & Co., Ltd.	12,484	325,567
Wesfarmers, Ltd.	58,897	3,245,651
Westpac Banking Corp.	177,671	3,861,577
WiseTech Global, Ltd.	10,419	799,341
Woodside Energy Group, Ltd.	98,814	1,688,540
Woolworths Group, Ltd.	63,403	1,283,904
		65,789,430
Austria — 0.2%
Erste Group Bank AG	15,980	1,468,939
OMV AG	7,692	392,206
Verbund AG	3,556	265,197
		2,126,342
Belgium — 0.8%
Ageas SA	7,765	529,469
Anheuser-Busch InBev SA NV	51,303	3,009,314
D'ieteren Group	1,122	222,538
Elia Group SA	2,547	294,151
Groupe Bruxelles Lambert NV	4,337	364,275
KBC Group NV	11,919	1,248,116
Lotus Bakeries NV	22	186,792
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Sofina SA	805	$ 247,672
Syensqo SA	3,847	307,138
UCB SA	6,562	1,426,194
		7,835,659
Bermuda — 0.2%
Aegon, Ltd.	69,059	495,243
CK Infrastructure Holdings, Ltd.	33,000	232,681
Hongkong Land Holdings, Ltd.	57,600	348,480
Jardine Matheson Holdings, Ltd.	8,400	458,052
		1,534,456
Denmark — 1.9%
AP Moller-Maersk A/S, Series A	153	301,287
AP Moller-Maersk A/S, Series B	221	439,077
Carlsberg A/S, Class B	4,972	622,113
Coloplast A/S, Class B	6,546	603,884
Danske Bank A/S	35,799	1,425,775
Demant A/S†	4,439	168,988
DSV A/S	10,608	2,375,174
Genmab A/S†	3,284	721,744
Novo Nordisk A/S, Class B	167,157	8,037,439
Novonesis (Novozymes), Class B	18,289	1,190,606
Orsted A/S*†	8,782	413,942
Pandora A/S	4,256	706,324
ROCKWOOL A/S, Class B	4,911	215,038
Tryg A/S	17,706	427,440
Vestas Wind Systems A/S	52,555	964,201
		18,613,032
Finland — 1.0%
Elisa Oyj	7,429	382,865
Fortum Oyj	23,432	430,256
Kesko Oyj, Class B	14,265	310,607
Kone Oyj, Class B	17,641	1,085,915
Metso Oyj	32,472	410,036
Neste Oyj	22,096	348,863
Nokia Oyj	276,407	1,131,783
Nordea Bank Abp	163,065	2,381,948
Orion Oyj, Class B	5,661	454,161
Sampo Oyj, Class A	125,666	1,350,348
Stora Enso Oyj, Class R	30,413	313,546
UPM-Kymmene Oyj	27,702	719,207
Wartsila OYJ Abp	26,175	724,071
		10,043,606
France — 10.1%
Accor SA	10,181	518,885
Aeroports de Paris SA	1,809	219,655
Air Liquide SA	30,021	5,920,119
Alstom SA†	18,078	425,816
Amundi SA*	3,219	238,963
Arkema SA	2,979	203,638
AXA SA	91,962	4,479,137
BioMerieux	2,164	310,670
BNP Paribas SA	52,822	4,826,052
Bollore SE	36,731	212,312
Bouygues SA	9,834	405,695
Bureau Veritas SA	16,490	508,849
Capgemini SE	8,449	1,262,137
Carrefour SA	28,226	404,899
Cie de Saint-Gobain SA	23,312	2,668,345
Cie Generale des Etablissements Michelin SCA	34,798	1,241,380
Covivio SA	2,915	189,450

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Credit Agricole SA	54,968	$ 1,013,081
Danone SA	33,597	2,755,942
Dassault Aviation SA	1,017	316,147
Dassault Systemes SE	34,786	1,146,868
Edenred SE	12,536	359,369
Eiffage SA	3,570	479,316
Engie SA	94,797	2,122,536
EssilorLuxottica SA	15,435	4,590,316
Eurazeo SE	2,092	123,309
FDJ United	5,770	180,290
Gecina SA	2,405	236,583
Getlink SE	15,799	286,674
Hermes International S.C.A.	1,644	4,035,560
Ipsen SA	1,970	233,134
Kering SA	3,864	954,677
Klepierre SA	11,237	430,362
Legrand SA	13,611	2,018,496
L'Oreal SA	12,479	5,544,744
LVMH Moet Hennessy Louis Vuitton SE	14,277	7,695,954
Orange SA	96,643	1,471,806
Pernod Ricard SA	10,475	1,080,169
Publicis Groupe SA	11,879	1,087,216
Renault SA	9,977	372,428
Rexel SA	11,609	352,137
Safran SA	18,689	6,174,420
Sanofi SA	57,622	5,184,376
Sartorius Stedim Biotech	1,525	306,298
Schneider Electric SE	28,383	7,393,169
Societe Generale SA	37,384	2,387,399
Sodexo SA	4,621	275,803
Teleperformance SE	2,814	275,276
Thales SA	4,823	1,297,844
TotalEnergies SE	106,038	6,294,967
Veolia Environnement SA	32,675	1,107,474
Vinci SA	25,694	3,565,553
		97,185,695
Germany — 10.2%
adidas AG	8,875	1,702,035
Allianz SE	20,043	7,941,527
BASF SE	46,324	2,281,650
Bayer AG	50,990	1,591,490
Bayerische Motoren Werke AG	15,087	1,444,185
Bayerische Motoren Werke AG (Preference Shares)	2,923	257,184
Beiersdorf AG	5,149	640,488
Brenntag SE	6,370	396,475
Commerzbank AG	46,115	1,686,150
Continental AG	5,725	491,309
Covestro AG†	9,319	631,709
CTS Eventim AG & Co. KGaA	3,259	369,128
Daimler Truck Holding AG	24,660	1,205,321
Delivery Hero SE*†	9,911	297,351
Deutsche Bank AG	96,062	3,177,507
Deutsche Boerse AG	9,773	2,833,963
Deutsche Lufthansa AG	31,338	269,795
Deutsche Post AG	49,826	2,243,182
Deutsche Telekom AG	181,165	6,508,345
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	5,948	303,010
E.ON SE	116,526	2,121,686
Evonik Industries AG	13,386	266,873
Fresenius Medical Care AG	11,422	579,787
Fresenius SE & Co. KGaA	21,925	1,050,373
Security Description	Shares or Principal Amount	Value

Germany (continued)
GEA Group AG	7,603	$ 547,490
Hannover Rueck SE	3,130	951,569
Heidelberg Materials AG	6,964	1,609,331
Henkel AG & Co. KGaA	5,394	383,496
Henkel AG & Co. KGaA (Preference Shares)	8,785	677,519
Infineon Technologies AG	67,780	2,679,035
Knorr-Bremse AG	3,789	379,864
LEG Immobilien SE	3,889	309,559
Mercedes-Benz Group AG	37,482	2,142,999
Merck KGaA	6,708	844,365
MTU Aero Engines AG	2,794	1,205,895
Muenchener Rueckversicherungs-Gesellschaft AG	6,942	4,560,022
Nemetschek SE	3,016	451,228
Porsche Automobil Holding SE (Preference Shares)	7,998	322,468
Rational AG	267	207,044
Rheinmetall AG	2,320	4,594,880
RWE AG	32,816	1,344,815
SAP SE	54,197	15,511,877
Sartorius AG (Preference Shares)	1,369	293,010
Scout24 SE*	3,893	521,572
Siemens AG	39,445	10,123,787
Siemens Energy AG†	35,263	4,104,696
Siemens Healthineers AG*	17,564	948,083
Symrise AG	6,892	625,279
Talanx AG	3,372	448,691
Volkswagen AG (Preference Shares)	10,702	1,125,072
Vonovia SE	38,437	1,196,618
Zalando SE*†	11,652	342,005
		98,742,792
Hong Kong — 2.0%
AIA Group, Ltd.	555,000	5,189,427
BOC Hong Kong Holdings, Ltd.	192,000	863,388
CK Asset Holdings, Ltd.	100,000	459,236
CK Hutchison Holdings, Ltd.	139,000	910,140
CLP Holdings, Ltd.	85,000	737,930
Futu Holdings, Ltd. ADR	3,198	491,469
Galaxy Entertainment Group, Ltd.	113,000	552,764
Hang Seng Bank, Ltd.	39,100	570,810
Henderson Land Development Co., Ltd.	76,000	266,242
HKT Trust & HKT, Ltd.	198,000	311,755
Hong Kong & China Gas Co., Ltd.	583,000	520,615
Hong Kong Exchanges & Clearing, Ltd.	61,100	3,323,529
Link REIT	135,300	756,646
MTR Corp., Ltd.	81,500	293,296
Power Assets Holdings, Ltd.	72,500	477,484
Sino Land Co., Ltd.	188,000	216,739
SITC International Holdings Co., Ltd.	70,000	226,943
Sun Hung Kai Properties, Ltd.	75,000	893,312
Swire Pacific, Ltd., Class A	18,500	167,443
Techtronic Industries Co., Ltd.	76,000	912,968
WH Group, Ltd.*	435,500	438,829
Wharf Holdings, Ltd.	55,000	156,592
Wharf Real Estate Investment Co., Ltd.	87,000	276,516
		19,014,073
Ireland — 0.6%
AIB Group PLC	109,058	864,976
Bank of Ireland Group PLC	51,129	688,803
DCC PLC	5,169	324,938
James Hardie Industries PLC CDI†	30,030	797,233
Kerry Group PLC, Class A	8,590	795,506

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Kingspan Group PLC	8,030	$ 665,752
Ryanair Holdings PLC	44,127	1,304,768
		5,441,976
Isle of Man — 0.0%
Entain PLC	31,721	428,140
Israel — 0.9%
Azrieli Group, Ltd.	2,217	218,933
Bank Hapoalim BM	65,128	1,226,877
Bank Leumi Le-Israel BM	77,834	1,444,926
Check Point Software Technologies, Ltd.†	4,500	837,900
CyberArk Software, Ltd.†	2,439	1,003,575
Elbit Systems, Ltd.	1,392	642,449
ICL Group, Ltd.	40,437	252,925
Israel Discount Bank, Ltd., Class A	63,812	612,500
Mizrahi Tefahot Bank, Ltd.	8,114	502,736
Monday.com, Ltd.†	2,114	554,481
Nice, Ltd.†	3,301	518,071
Teva Pharmaceutical Industries, Ltd. ADR†	59,529	919,723
Wix.com, Ltd.†	2,761	375,579
		9,110,675
Italy — 2.8%
Banca Mediolanum SpA	11,782	208,407
Banco BPM SpA	58,981	753,862
BPER Banca SpA	76,218	751,159
DiaSorin SpA	1,169	114,329
Enel SpA	422,136	3,725,306
Eni SpA	114,326	1,945,289
FinecoBank Banca Fineco SpA	31,742	678,112
Generali	44,801	1,672,872
Infrastrutture Wireless Italiane SpA*	14,612	172,755
Intesa Sanpaolo SpA	785,438	4,746,128
Leonardo SpA	21,005	1,133,104
Mediobanca Banca di Credito Finanziario SpA	26,019	574,260
Moncler SpA	12,124	649,457
Nexi SpA*	25,701	146,943
Poste Italiane SpA*	23,876	516,745
Prysmian SpA	14,584	1,171,352
Recordati Industria Chimica e Farmaceutica SpA	6,007	345,501
Snam SpA	104,943	607,667
Telecom Italia SpA†	556,940	256,584
Terna - Rete Elettrica Nazionale	73,026	704,366
UniCredit SpA	72,762	5,366,614
Unipol Assicurazioni SpA	18,736	376,635
		26,617,447
Japan — 21.6%
Advantest Corp.	39,800	2,731,631
Aeon Co., Ltd.	38,500	1,233,889
AGC, Inc.	10,200	307,488
Aisin Corp.	27,500	382,775
Ajinomoto Co., Inc.	47,100	1,250,899
ANA Holdings, Inc.	8,300	154,552
Asahi Group Holdings, Ltd.	75,000	954,410
Asahi Kasei Corp.	64,100	448,658
Asics Corp.	34,300	811,554
Astellas Pharma, Inc.	93,900	982,899
Bandai Namco Holdings, Inc.	30,800	1,002,430
Bridgestone Corp.	29,600	1,203,432
Canon, Inc.	48,500	1,382,958
Capcom Co., Ltd.	18,000	462,653
Security Description	Shares or Principal Amount	Value

Japan (continued)
Central Japan Railway Co.	40,100	$ 933,628
Chiba Bank, Ltd.	29,300	276,096
Chubu Electric Power Co., Inc.	33,400	408,751
Chugai Pharmaceutical Co., Ltd.	34,900	1,703,342
Concordia Financial Group, Ltd.	53,600	359,347
Dai Nippon Printing Co., Ltd.	20,400	315,267
Daifuku Co., Ltd.	16,800	431,809
Dai-ichi Life Holdings, Inc.	182,900	1,459,683
Daiichi Sankyo Co., Ltd.	89,100	2,197,958
Daikin Industries, Ltd.	13,700	1,692,059
Daito Trust Construction Co., Ltd.	3,000	308,753
Daiwa House Industry Co., Ltd.	29,100	965,626
Daiwa Securities Group, Inc.	69,700	488,547
Denso Corp.	98,200	1,338,854
Dentsu Group, Inc.	10,300	204,122
Disco Corp.	4,700	1,419,662
East Japan Railway Co.	47,100	1,005,092
Eisai Co., Ltd.	13,700	388,197
ENEOS Holdings, Inc.	142,000	747,289
FANUC Corp.	49,100	1,390,624
Fast Retailing Co., Ltd.	9,900	3,044,841
Fuji Electric Co., Ltd.	7,000	351,718
FUJIFILM Holdings Corp.	58,100	1,215,939
Fujikura, Ltd.	13,000	894,397
Fujitsu, Ltd.	91,600	2,007,546
Hankyu Hanshin Holdings, Inc.	11,900	310,599
Hikari Tsushin, Inc.	900	243,024
Hitachi, Ltd.	237,700	7,403,693
Honda Motor Co., Ltd.	219,200	2,280,668
Hoshizaki Corp.	5,700	196,287
Hoya Corp.	17,900	2,276,671
Hulic Co., Ltd.	24,100	231,012
Idemitsu Kosan Co., Ltd.	42,700	274,322
IHI Corp.	7,600	856,008
Inpex Corp.	45,700	650,801
Isuzu Motors, Ltd.	27,800	359,022
ITOCHU Corp.	61,700	3,245,796
Japan Airlines Co., Ltd.	7,500	149,652
Japan Exchange Group, Inc.	51,600	506,419
Japan Post Bank Co., Ltd.	93,500	1,050,945
Japan Post Holdings Co., Ltd.	92,600	861,217
Japan Post Insurance Co., Ltd.	10,000	257,029
Japan Tobacco, Inc.	62,400	1,786,759
JFE Holdings, Inc.	30,100	349,204
Kajima Corp.	22,000	553,355
Kansai Electric Power Co., Inc.	49,300	595,490
Kao Corp.	24,200	1,092,851
Kawasaki Kisen Kaisha, Ltd.	18,300	259,998
KDDI Corp.	159,300	2,625,598
Keyence Corp.	10,100	3,697,082
Kikkoman Corp.	35,400	310,806
Kirin Holdings Co., Ltd.	40,400	535,541
Kobe Bussan Co., Ltd.	7,900	212,954
Komatsu, Ltd.	47,000	1,516,280
Konami Group Corp.	5,200	707,586
Kubota Corp.	50,900	570,262
Kyocera Corp.	66,800	798,233
Kyowa Kirin Co., Ltd.	12,400	213,546
Lasertec Corp.	4,200	432,255
LY Corp.	148,800	547,639
M3, Inc.	23,100	288,061
Makita Corp.	12,400	386,637
Marubeni Corp.	73,300	1,513,149

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MatsukiyoCocokara & Co.	17,400	$ 358,038
MEIJI Holdings Co., Ltd.	12,700	257,874
Minebea Mitsumi, Inc.	19,000	302,009
Mitsubishi Chemical Group Corp.	70,800	388,367
Mitsubishi Corp.	177,500	3,517,042
Mitsubishi Electric Corp.	98,700	2,187,370
Mitsubishi Estate Co., Ltd.	55,300	1,039,992
Mitsubishi HC Capital, Inc.	46,000	340,729
Mitsubishi Heavy Industries, Ltd.	166,300	4,003,110
Mitsubishi UFJ Financial Group, Inc.	595,000	8,327,238
Mitsui & Co., Ltd.	128,200	2,635,411
Mitsui Fudosan Co., Ltd.	137,200	1,235,983
Mitsui OSK Lines, Ltd.	17,900	603,591
Mizuho Financial Group, Inc.	123,900	3,682,492
MonotaRO Co., Ltd.	13,100	234,897
MS&AD Insurance Group Holdings, Inc.	66,800	1,436,997
Murata Manufacturing Co., Ltd.	86,600	1,302,159
NEC Corp.	63,900	1,864,033
Nexon Co., Ltd.	17,100	314,558
NIDEC Corp.	43,400	838,357
Nintendo Co., Ltd.	57,300	4,821,863
Nippon Building Fund, Inc.	400	367,905
Nippon Paint Holdings Co., Ltd.	49,500	422,129
Nippon Sanso Holdings Corp.	9,000	320,729
Nippon Steel Corp.	50,200	971,876
Nippon Yusen KK	22,700	797,962
Nissan Motor Co., Ltd.†	116,400	248,238
Nissin Foods Holdings Co., Ltd.	10,300	196,096
Nitori Holdings Co., Ltd.	4,200	360,537
Nitto Denko Corp.	36,700	764,421
Nomura Holdings, Inc.	156,000	1,039,655
Nomura Research Institute, Ltd.	19,600	782,310
NTT Data Group Corp.	13,200	346,981
NTT, Inc.	1,550,900	1,570,441
Obayashi Corp.	33,800	499,491
Obic Co., Ltd.	16,800	603,820
Olympus Corp.	59,100	709,945
Omron Corp.	9,100	236,491
Ono Pharmaceutical Co., Ltd.	19,400	217,478
Oracle Corp. Japan	2,000	217,573
Oriental Land Co., Ltd.	56,100	1,158,830
ORIX Corp.	60,400	1,361,804
Osaka Gas Co., Ltd.	18,900	477,513
Otsuka Corp.	11,800	224,380
Otsuka Holdings Co., Ltd.	22,900	1,109,010
Pan Pacific International Holdings Corp.	19,800	665,558
Panasonic Holdings Corp.	121,000	1,155,839
Rakuten Group, Inc.†	78,700	402,894
Recruit Holdings Co., Ltd.	73,100	4,387,939
Renesas Electronics Corp.	87,400	1,081,488
Resona Holdings, Inc.	107,800	992,932
Ricoh Co., Ltd.	28,500	251,454
Sanrio Co., Ltd.	9,300	383,779
SBI Holdings, Inc.	14,200	533,159
SCREEN Holdings Co., Ltd.	4,200	333,660
SCSK Corp.	8,100	253,206
Secom Co., Ltd.	21,800	782,950
Sekisui Chemical Co., Ltd.	19,600	342,155
Sekisui House, Ltd.	31,000	655,153
Seven & i Holdings Co., Ltd.	115,200	1,525,560
SG Holdings Co., Ltd.	16,900	188,444
Shimadzu Corp.	12,400	276,286
Security Description	Shares or Principal Amount	Value

Japan (continued)
Shimano, Inc.	3,900	$ 428,664
Shin-Etsu Chemical Co., Ltd.	93,500	2,725,017
Shionogi & Co., Ltd.	39,200	661,825
Shiseido Co., Ltd.	20,900	340,318
SMC Corp.	2,900	1,013,462
SoftBank Corp.	1,485,800	2,153,819
SoftBank Group Corp.	49,600	3,884,456
Sompo Holdings, Inc.	46,400	1,376,000
Sony Group Corp.	319,200	7,793,729
Subaru Corp.	30,500	562,167
Sumitomo Corp.	56,700	1,451,340
Sumitomo Electric Industries, Ltd.	37,100	924,548
Sumitomo Metal Mining Co., Ltd.	12,900	286,999
Sumitomo Mitsui Financial Group, Inc.	191,500	4,895,441
Sumitomo Mitsui Trust Group, Inc.	33,300	878,210
Sumitomo Realty & Development Co., Ltd.	16,100	591,686
Suntory Beverage & Food, Ltd.	7,300	221,130
Suzuki Motor Corp.	81,600	901,767
Sysmex Corp.	26,300	431,997
T&D Holdings, Inc.	25,400	626,073
Taisei Corp.	8,100	486,967
Takeda Pharmaceutical Co., Ltd.	82,600	2,300,531
TDK Corp.	100,900	1,242,515
Terumo Corp.	69,200	1,175,207
TIS, Inc.	11,100	355,966
Toho Co., Ltd.	5,800	366,808
Tokio Marine Holdings, Inc.	95,400	3,874,202
Tokyo Electron, Ltd.	23,200	4,204,615
Tokyo Gas Co., Ltd.	17,200	575,881
Tokyo Metro Co., Ltd.	15,200	164,398
Tokyu Corp.	26,100	295,269
Toppan Holdings, Inc.	12,500	339,274
Toray Industries, Inc.	72,200	496,973
Toyota Industries Corp.	8,400	906,565
Toyota Motor Corp.	491,900	8,795,811
Toyota Tsusho Corp.	33,100	761,871
Trend Micro, Inc.	6,600	403,878
Unicharm Corp.	58,400	405,082
West Japan Railway Co.	23,200	510,923
Yakult Honsha Co., Ltd.	13,400	216,106
Yamaha Motor Co., Ltd.	48,200	349,514
Yokogawa Electric Corp.	11,900	317,938
Zensho Holdings Co., Ltd.	5,000	265,119
ZOZO, Inc.	21,200	210,172
		209,086,240
Jersey — 0.5%
CVC Capital Partners PLC*	11,104	214,281
Experian PLC	47,656	2,519,993
Glencore PLC	532,177	2,141,842
WPP PLC	56,143	303,996
		5,180,112
Luxembourg — 0.7%
ArcelorMittal SA	24,344	764,543
Eurofins Scientific SE	6,145	472,093
InPost SA†	11,752	169,252
Spotify Technology SA†	7,969	4,992,897
Tenaris SA	21,179	373,176
		6,771,961
Macau — 0.0%
Sands China, Ltd.	126,800	307,551

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands — 5.8%
ABN AMRO Bank NV CVA*	23,780	$ 688,213
Adyen NV*†	1,308	2,254,856
AerCap Holdings NV	9,555	1,024,774
Airbus SE	30,841	6,195,857
Akzo Nobel NV	8,886	558,550
Argenx SE†	3,169	2,149,624
ASM International NV	2,432	1,186,482
ASML Holding NV	20,441	14,301,942
ASR Nederland NV	7,678	511,358
BE Semiconductor Industries NV	4,212	572,482
Davide Campari-Milano NV	32,154	222,366
Euronext NV*	4,058	655,748
EXOR NV	4,588	443,736
Ferrari NV	6,542	2,876,545
Ferrovial SE	26,506	1,358,164
Heineken Holding NV	6,727	456,005
Heineken NV	14,948	1,178,070
IMCD NV	3,087	339,324
ING Groep NV	163,356	3,819,782
JDE Peet's NV	8,924	265,600
Koninklijke Ahold Delhaize NV	47,383	1,870,941
Koninklijke KPN NV	201,843	902,945
Koninklijke Philips NV	43,191	1,138,589
NN Group NV	13,962	942,622
Prosus NV	67,910	3,893,542
QIAGEN NV	11,217	560,677
Randstad NV	5,668	270,634
Stellantis NV	104,652	927,126
STMicroelectronics NV	35,142	900,536
Universal Music Group NV	57,257	1,658,371
Wolters Kluwer NV	12,411	1,936,140
		56,061,601
New Zealand — 0.3%
Contact Energy, Ltd.	41,676	223,663
Fisher & Paykel Healthcare Corp., Ltd.	30,890	669,660
Infratil, Ltd.	48,034	329,092
Meridian Energy, Ltd.	68,061	228,540
Xero, Ltd.†	8,493	987,848
		2,438,803
Norway — 0.6%
Aker BP ASA	16,505	399,586
DNB Bank ASA	46,479	1,179,204
Equinor ASA	43,485	1,125,957
Gjensidige Forsikring ASA	10,446	275,429
Kongsberg Gruppen ASA	22,827	683,903
Mowi ASA	24,522	458,956
Norsk Hydro ASA	73,450	437,345
Orkla ASA	36,613	386,008
Salmar ASA	3,448	140,072
Telenor ASA	32,160	493,659
Yara International ASA	8,648	321,288
		5,901,407
Portugal — 0.2%
EDP SA	162,869	703,689
Galp Energia SGPS SA	21,793	415,705
Jeronimo Martins SGPS SA	14,790	361,196
		1,480,590
Singapore — 1.8%
CapitaLand Ascendas REIT	195,400	419,875
Security Description	Shares or Principal Amount	Value

Singapore (continued)
CapitaLand Integrated Commercial Trust	303,685	$ 514,562
CapitaLand Investment, Ltd.	122,300	261,856
DBS Group Holdings, Ltd.	110,600	4,081,058
Genting Singapore, Ltd.	315,800	178,768
Grab Holdings, Ltd., Class A†	123,152	602,213
Keppel, Ltd.	76,100	496,432
Oversea-Chinese Banking Corp., Ltd.	175,800	2,284,154
Sea, Ltd. ADR†	19,855	3,110,286
Sembcorp Industries, Ltd.	46,700	279,107
Singapore Airlines, Ltd.	77,800	407,455
Singapore Exchange, Ltd.	44,500	548,367
Singapore Technologies Engineering, Ltd.	81,200	548,463
Singapore Telecommunications, Ltd.	385,700	1,152,585
United Overseas Bank, Ltd.	65,700	1,831,241
Wilmar International, Ltd.	100,300	227,884
Yangzijiang Shipbuilding Holdings, Ltd.	134,900	265,977
		17,210,283
Spain — 3.3%
Acciona SA	1,289	247,423
ACS Actividades de Construccion y Servicios SA	9,427	649,789
Aena SME SA*	39,520	1,064,139
Amadeus IT Group SA	23,445	1,884,117
Banco Bilbao Vizcaya Argentaria SA	299,126	4,997,546
Banco de Sabadell SA	279,632	1,034,255
Banco Santander SA	786,444	6,763,481
Bankinter SA	35,179	501,828
CaixaBank SA	204,816	1,928,321
Cellnex Telecom SA*	25,667	908,026
EDP Renovaveis SA	16,474	193,641
Endesa SA	16,530	478,203
Grifols SA†	15,708	235,189
Iberdrola SA	329,424	5,772,524
Industria de Diseno Textil SA	56,616	2,707,811
International Consolidated Airlines Group SA	64,507	324,202
Repsol SA	60,071	910,384
Telefonica SA	191,290	987,590
		31,588,469
SupraNational — 0.1%
Unibail-Rodamco-Westfield	6,310	613,811
Sweden — 3.0%
AddTech AB, Class B	13,527	456,001
Alfa Laval AB	15,017	654,264
Assa Abloy AB, Class B	52,021	1,720,704
Atlas Copco AB, Class A	139,412	2,127,656
Atlas Copco AB, Class B	81,012	1,097,759
Beijer Ref AB	20,103	337,608
Boliden AB†	14,792	454,674
Epiroc AB, Class A	34,204	697,235
Epiroc AB, Class B	20,240	363,480
EQT AB	19,325	648,888
Essity AB, Class B	31,265	771,305
Evolution AB*	7,696	685,853
Fastighets AB Balder, Class B†	37,501	253,984
H & M Hennes & Mauritz AB, Class B	29,585	399,987
Hexagon AB, Class B	107,758	1,188,291
Holmen AB, Class B	3,981	148,028
Industrivarden AB, Class A	6,202	230,106
Industrivarden AB, Class C	8,056	298,399
Indutrade AB	14,271	347,545
Investment AB Latour, Class B	7,733	197,882
Investor AB, Class B	89,834	2,610,800

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
L E Lundbergforetagen AB, Class B	3,969	$ 194,046
Lifco AB, Class B	12,131	433,230
Nibe Industrier AB, Class B	79,153	364,827
Saab AB, Class B	16,625	906,378
Sagax AB, Class B	11,478	243,413
Sandvik AB	55,488	1,355,847
Securitas AB, Class B	25,687	381,792
Skandinaviska Enskilda Banken AB, Class A	82,362	1,442,076
Skanska AB, Class B	17,773	414,130
SKF AB, Class B	17,815	416,201
Svenska Cellulosa AB SCA, Class B	31,531	395,698
Svenska Handelsbanken AB, Class A	75,703	925,674
Swedbank AB, Class A	44,065	1,175,307
Swedish Orphan Biovitrum AB†	10,226	281,628
Tele2 AB, Class B	28,413	439,144
Telefonaktiebolaget LM Ericsson, Class B	144,176	1,050,695
Telia Co. AB	122,450	432,923
Trelleborg AB, Class B	10,579	384,937
Volvo AB, Class B	82,445	2,368,265
		29,296,660
Switzerland — 9.6%
ABB, Ltd.	82,084	5,408,600
Alcon AG	25,935	2,293,200
Amrize, Ltd.†	27,125	1,371,194
Avolta AG	4,591	240,897
Baloise Holding AG	2,139	514,308
Banque Cantonale Vaudoise	1,573	182,524
Barry Callebaut AG	187	229,419
BKW AG	1,103	246,197
Chocoladefabriken Lindt & Spruengli AG	5	732,533
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	49	722,709
Cie Financiere Richemont SA, Class A	27,902	4,582,489
Coca-Cola HBC AG	11,315	589,657
DSM-Firmenich AG	9,652	930,976
EMS-Chemie Holding AG	366	289,511
Galderma Group AG	6,791	1,065,993
Geberit AG	1,740	1,336,731
Givaudan SA	479	2,011,535
Helvetia Holding AG	1,939	468,607
Holcim AG	27,052	2,164,160
Julius Baer Group, Ltd.	10,692	726,885
Kuehne & Nagel International AG	2,523	516,403
Logitech International SA	7,915	741,949
Lonza Group AG	3,759	2,647,150
Nestle SA	135,983	11,903,221
Novartis AG	98,675	11,442,534
Partners Group Holding AG	1,181	1,601,565
Roche Holding AG	36,464	11,541,883
Roche Holding AG (BR)	1,665	559,202
Sandoz Group AG	21,753	1,251,484
Schindler Holding AG	1,226	432,440
Schindler Holding AG (Participation Certificate)	2,113	767,938
SGS SA	8,383	854,555
SIG Group AG	15,973	259,580
Sika AG	7,913	1,876,324
Sonova Holding AG	2,638	721,979
Straumann Holding AG	5,793	707,070
Swatch Group AG	1,511	269,552
Swiss Life Holding AG	1,495	1,556,751
Swiss Prime Site AG	4,176	578,907
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Swiss Re AG	15,697	$ 2,826,330
Swisscom AG	1,348	938,497
Temenos AG	2,945	265,222
UBS Group AG	170,705	6,397,366
VAT Group AG*	1,405	497,307
Zurich Insurance Group AG	7,596	5,205,212
		92,468,546
United Kingdom — 14.3%
3i Group PLC	50,521	2,769,570
Admiral Group PLC	13,513	609,974
Angl0d American PLC	58,086	1,647,758
Antofagasta PLC	20,467	507,348
Ashtead Group PLC	22,421	1,503,610
Associated British Foods PLC	16,915	491,007
AstraZeneca PLC	80,480	12,035,815
Auto Trader Group PLC*	45,755	506,010
Aviva PLC	158,505	1,357,712
BAE Systems PLC	156,349	3,724,940
Barclays PLC	742,275	3,639,799
Barratt Redrow PLC	71,274	352,133
BP PLC	831,325	4,443,707
British American Tobacco PLC	102,816	5,485,671
BT Group PLC	310,067	848,054
Bunzl PLC	17,048	507,475
Centrica PLC	261,574	568,607
Coca-Cola Europacific Partners PLC	11,958	1,158,969
Compass Group PLC	88,100	3,100,707
Croda International PLC	6,928	238,984
Diageo PLC	115,496	2,826,377
GSK PLC	213,642	4,000,834
Haleon PLC	468,395	2,223,816
Halma PLC	19,704	846,238
Hikma Pharmaceuticals PLC	8,692	225,449
HSBC Holdings PLC	917,269	11,178,717
Imperial Brands PLC	40,601	1,583,926
Informa PLC	68,462	784,977
InterContinental Hotels Group PLC	7,696	890,749
Intertek Group PLC	8,311	542,210
J Sainsbury PLC	91,624	367,124
JD Sports Fashion PLC	135,355	152,765
Kingfisher PLC	93,050	332,408
Land Securities Group PLC	36,962	281,900
Legal & General Group PLC	304,785	1,033,657
Lloyds Banking Group PLC	3,121,762	3,207,503
London Stock Exchange Group PLC	24,737	3,025,141
M&G PLC	119,268	412,049
Marks & Spencer Group PLC	106,669	490,236
Melrose Industries PLC	66,367	448,931
Mondi PLC	23,055	312,849
National Grid PLC	254,170	3,558,097
NatWest Group PLC	419,266	2,918,018
Next PLC	6,058	984,861
Pearson PLC	30,995	439,012
Phoenix Group Holdings PLC	36,674	321,599
Prudential PLC	135,425	1,723,747
Reckitt Benckiser Group PLC	35,390	2,650,968
RELX PLC	95,879	4,983,865
Rentokil Initial PLC	131,029	656,700
Rio Tinto PLC	58,575	3,483,775
Rolls-Royce Holdings PLC	440,016	6,229,468
Sage Group PLC	50,972	821,257
Schroders PLC	37,884	195,623

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Segro PLC	66,731	$ 570,543
Severn Trent PLC	14,061	491,910
Shell PLC	310,684	11,123,362
Smith & Nephew PLC	43,189	663,061
Smiths Group PLC	17,467	542,554
Spirax Group PLC	3,845	322,193
SSE PLC	57,419	1,401,725
Standard Chartered PLC	104,775	1,882,539
Tesco PLC	349,219	1,961,928
Unilever PLC	129,835	7,558,246
United Utilities Group PLC	35,391	526,984
Vodafone Group PLC	1,035,251	1,121,381
Whitbread PLC	9,214	371,503
Wise PLC, Class A†	34,673	464,778
		138,635,403
Total Long-Term Investment Securities (cost $719,201,575)		959,524,760
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1) (cost $2,943)	2,943	2,943
TOTAL INVESTMENTS (cost $719,204,518)(2)	99.3%	959,527,703
Other assets less liabilities	0.7	7,069,582
NET ASSETS	100.0%	$966,597,285
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $11,814,631 representing 1.2% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs International	Redeia Corp. SA	21,195	2.18%	Monthly	08/19/2026	$435,951	$(18,867)	$(18,867)
France
BNP Paribas SA	Hong Kong Exchanges & Clearing, Ltd.	1,400	0.83	Monthly	05/24/2027	76,224	(71)	(71)
							$(18,938)	$(18,938)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	FTSE 100 Index	September 2025	$841,877	$843,473	$ 1,596
5	Long	SGX Nikkei 225 Index	September 2025	678,498	682,609	4,111
4	Long	SPI 200 Index	September 2025	553,795	559,298	5,503
						$11,210

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
27	Long	Euro STOXX 50 Index	September 2025	$1,658,470	$1,645,381	$(13,089)
		Net Unrealized Appreciation (Depreciation)				$(1,879)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.5%
Pharmaceuticals	7.2
Insurance	6.4
Aerospace/Defense	3.5
Oil & Gas	3.3
Telecommunications	3.2
Semiconductors	3.2
Food	3.0
Electric	2.9
Commercial Services	2.7
Auto Manufacturers	2.6
Software	2.6
Machinery-Construction & Mining	2.2
Chemicals	2.2
Mining	2.1
Healthcare-Products	2.1
Retail	2.0
Cosmetics/Personal Care	2.0
Diversified Financial Services	2.0
Internet	1.7
Distribution/Wholesale	1.7
Apparel	1.6
Machinery-Diversified	1.6
Electronics	1.5
Building Materials	1.5
Beverages	1.4
Miscellaneous Manufacturing	1.4
Engineering & Construction	1.4
Electrical Components & Equipment	1.2
Transportation	1.1
Computers	1.0
Agriculture	1.0
REITS	1.0
Home Furnishings	0.9
Biotechnology	0.8
Real Estate	0.7
Auto Parts & Equipment	0.6
Toys/Games/Hobbies	0.6
Private Equity	0.6
Healthcare-Services	0.6
Entertainment	0.5
Investment Companies	0.5
Household Products/Wares	0.4
Gas	0.4
Iron/Steel	0.3
Food Service	0.3
Leisure Time	0.3
Lodging	0.3
Water	0.3
Hand/Machine Tools	0.2
Home Builders	0.2
Office/Business Equipment	0.2
Airlines	0.1
Advertising	0.1
Media	0.1
Metal Fabricate/Hardware	0.1

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Industry Allocation*(continued)
Forest Products & Paper	0.1%
Energy-Alternate Sources	0.1
Shipbuilding	0.1
Holding Companies-Diversified	0.1
99.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$959,524,760	$—	$—	$959,524,760
Short-Term Investments	2,943	—	—	2,943
Total Investments at Value	$959,527,703	$—	$—	$959,527,703
Other Financial Instruments:†
Futures Contracts	$11,210	$—	$—	$11,210
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$18,938	$—	$18,938
Futures Contracts	13,089	—	—	13,089
Total Other Financial Instruments	$13,089	$18,938	$—	$32,027
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace/Defense — 4.2%
AeroVironment, Inc.†	7,766	$ 2,078,492
FTAI Aviation, Ltd.	15,597	2,146,303
Kratos Defense & Security Solutions, Inc.†	72,330	4,245,771
Loar Holdings, Inc.†	1,886	139,395
Rocket Lab Corp.†	72,013	3,306,837
		11,916,798
Apparel — 1.0%
Kontoor Brands, Inc.	28,866	1,606,682
Steven Madden, Ltd.	49,897	1,197,777
		2,804,459
Banks — 1.8%
Bancorp, Inc.†	51,333	3,242,192
Western Alliance Bancorp	23,551	1,826,616
		5,068,808
Biotechnology — 5.3%
ADMA Biologics, Inc.†	156,699	2,930,271
Axsome Therapeutics, Inc.†	12,864	1,304,152
Bridgebio Pharma, Inc.†	47,666	2,253,172
Halozyme Therapeutics, Inc.†	35,044	2,101,589
Insmed, Inc.†	38,716	4,153,453
Soleno Therapeutics, Inc.†	25,094	2,169,878
		14,912,515
Building Materials — 2.0%
Armstrong World Industries, Inc.	13,567	2,552,903
SPX Technologies, Inc.†	17,165	3,130,724
		5,683,627
Chemicals — 0.7%
Element Solutions, Inc.	85,344	2,014,118
Commercial Services — 3.9%
API Group Corp.†	83,943	3,027,824
CBIZ, Inc.†	32,015	1,956,757
Payoneer Global, Inc.†	198,827	1,306,293
Shift4 Payments, Inc., Class A†	23,553	2,425,959
Stride, Inc.†	17,323	2,221,328
		10,938,161
Computers — 3.0%
CyberArk Software, Ltd.†	6,214	2,556,875
D-Wave Quantum, Inc.†	37,206	639,571
ExlService Holdings, Inc.†	58,213	2,528,191
PAR Technology Corp.†	44,375	2,697,112
		8,421,749
Cosmetics/Personal Care — 0.7%
Prestige Consumer Healthcare, Inc.†	26,720	1,975,944
Diversified Financial Services — 6.9%
Evercore, Inc., Class A	11,881	3,577,844
Hamilton Lane, Inc., Class A	12,793	1,948,374
PennyMac Financial Services, Inc.	28,502	2,654,676
Piper Sandler Cos.	13,211	4,165,693
StepStone Group, Inc., Class A	53,641	3,184,130
Upstart Holdings, Inc.†	46,970	3,839,328
		19,370,045
Electric — 1.5%
Talen Energy Corp.†	11,407	4,306,941
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.6%
Hammond Power Solutions, Inc.	18,262	$ 1,633,511
Electronics — 8.8%
Advanced Energy Industries, Inc.	15,898	2,208,550
Atmus Filtration Technologies, Inc.	54,103	2,105,148
ESCO Technologies, Inc.	12,687	2,457,472
Itron, Inc.†	22,425	2,792,809
Mirion Technologies, Inc.†	113,596	2,538,871
nVent Electric PLC	37,319	2,926,556
OSI Systems, Inc.†	6,133	1,355,454
Sanmina Corp.†	50,044	5,807,106
TTM Technologies, Inc.†	53,849	2,544,365
		24,736,331
Engineering & Construction — 3.5%
Construction Partners, Inc., Class A†	23,400	2,359,890
Everus Construction Group, Inc.†	40,508	3,008,124
Limbach Holdings, Inc.†	15,225	2,085,825
Sterling Infrastructure, Inc.†	9,253	2,476,010
		9,929,849
Environmental Control — 2.4%
Casella Waste Systems, Inc., Class A†	21,483	2,335,847
Clean Harbors, Inc.†	18,594	4,384,651
		6,720,498
Food — 0.7%
Post Holdings, Inc.†	17,485	1,850,088
Healthcare-Products — 6.6%
BioLife Solutions, Inc.†	101,962	2,167,712
Glaukos Corp.†	13,390	1,152,745
Guardant Health, Inc.†	72,537	2,972,566
Integer Holdings Corp.†	21,804	2,365,952
Lantheus Holdings, Inc.†	32,611	2,321,577
Merit Medical Systems, Inc.†	29,704	2,520,682
TransMedics Group, Inc.†	27,425	3,262,752
UFP Technologies, Inc.†	7,662	1,734,600
		18,498,586
Healthcare-Services — 3.1%
BrightSpring Health Services, Inc.†	96,468	1,992,064
Encompass Health Corp.	35,576	3,917,273
HealthEquity, Inc.†	28,045	2,720,365
		8,629,702
Home Builders — 0.5%
Cavco Industries, Inc.†	3,239	1,307,487
Insurance — 1.7%
Palomar Holdings, Inc.†	12,180	1,613,728
Root, Inc., Class A†	12,984	1,571,454
Skyward Specialty Insurance Group, Inc.†	33,317	1,685,174
		4,870,356
Internet — 2.6%
Cargurus, Inc.†	59,993	1,968,970
Maplebear, Inc.†	57,520	2,759,235
Q2 Holdings, Inc.†	31,205	2,533,846
		7,262,051
Iron/Steel — 1.6%
Carpenter Technology Corp.	17,915	4,467,822
Leisure Time — 0.9%
Planet Fitness, Inc., Class A†	23,648	2,582,125

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 1.2%
Travel & Leisure Co.	29,221	$ 1,731,344
Wyndham Hotels & Resorts, Inc.	19,920	1,713,120
		3,444,464
Machinery-Construction & Mining — 0.9%
BWX Technologies, Inc.	17,597	2,673,512
Machinery-Diversified — 4.0%
Applied Industrial Technologies, Inc.	11,646	3,161,889
Esab Corp.	22,251	2,985,417
Regal Rexnord Corp.	14,740	2,253,451
Zurn Elkay Water Solutions Corp.	65,334	2,891,029
		11,291,786
Metal Fabricate/Hardware — 2.1%
Mueller Industries, Inc.	26,382	2,252,231
RBC Bearings, Inc.†	9,254	3,584,445
		5,836,676
Mining — 1.1%
MP Materials Corp.†	51,752	3,182,748
Miscellaneous Manufacturing — 3.7%
Enpro, Inc.	12,548	2,665,321
Fabrinet†	13,157	4,259,316
Federal Signal Corp.	28,576	3,616,864
		10,541,501
Oil & Gas — 1.2%
Antero Resources Corp.†	48,577	1,696,794
Range Resources Corp.	44,337	1,628,055
		3,324,849
Oil & Gas Services — 0.9%
TechnipFMC PLC	68,413	2,488,181
Pharmaceuticals — 1.8%
Ascendis Pharma A/S ADR†	16,153	2,802,545
Madrigal Pharmaceuticals, Inc.†	7,829	2,368,351
		5,170,896
Security Description	Shares or Principal Amount	Value

Retail — 6.0%
Boot Barn Holdings, Inc.†	22,424	$ 3,854,686
Floor & Decor Holdings, Inc., Class A†	26,257	2,012,336
Ollie's Bargain Outlet Holdings, Inc.†	30,652	4,187,983
Shake Shack, Inc., Class A†	27,186	3,271,563
Texas Roadhouse, Inc.	10,711	1,982,927
Wingstop, Inc.	4,294	1,620,298
		16,929,793
Semiconductors — 4.7%
Impinj, Inc.†	25,953	4,011,815
Lattice Semiconductor Corp.†	44,624	2,223,614
MACOM Technology Solutions Holdings, Inc.†	29,498	4,045,355
SiTime Corp.†	14,895	3,021,451
		13,302,235
Software — 6.7%
Agilysys, Inc.†	27,412	3,127,161
Alignment Healthcare, Inc.†	11,320	155,990
AvePoint, Inc.†	144,213	2,751,584
Box, Inc., Class A†	35,281	1,132,520
Cellebrite DI, Ltd.†	109,673	1,533,228
Clearwater Analytics Holdings, Inc., Class A†	98,192	1,989,370
Commvault Systems, Inc.†	18,598	3,532,690
Figma, Inc., Class A†	3,366	388,773
Genius Sports, Ltd.†	181,124	2,037,645
ServiceTitan, Inc., Class A†	19,946	2,327,898
		18,976,859
TOTAL INVESTMENTS (cost $229,884,539)(1)	98.3%	277,065,071
Other assets less liabilities	1.7	4,770,284
NET ASSETS	100.0%	$281,835,355
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$277,065,071	$—	$—	$277,065,071
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 3.6%
Boeing Co.†	22,903	$ 5,080,802
Howmet Aerospace, Inc.	75,911	13,646,520
		18,727,322
Beverages — 1.7%
Monster Beverage Corp.†	155,883	9,158,126
Biotechnology — 2.5%
Argenx SE ADR†	12,244	8,207,520
Vertex Pharmaceuticals, Inc.†	10,296	4,703,934
		12,911,454
Computers — 3.5%
Apple, Inc.	87,823	18,229,420
Diversified Financial Services — 4.9%
Intercontinental Exchange, Inc.	36,732	6,789,175
Mastercard, Inc., Class A	33,036	18,713,903
		25,503,078
Electrical Components & Equipment — 2.1%
Eaton Corp. PLC	29,289	11,268,064
Entertainment — 2.4%
DraftKings, Inc., Class A†	278,008	12,521,480
Healthcare-Products — 2.1%
Danaher Corp.	54,766	10,797,665
Healthcare-Services — 1.1%
UnitedHealth Group, Inc.	22,763	5,680,734
Internet — 24.3%
Alphabet, Inc., Class C	83,314	16,067,938
Amazon.com, Inc.†	193,301	45,253,697
Booking Holdings, Inc.	2,315	12,741,899
DoorDash, Inc., Class A†	31,790	7,955,448
MercadoLibre, Inc.†	4,672	11,090,814
Meta Platforms, Inc., Class A	34,280	26,513,523
Shopify, Inc., Class A†	61,619	7,530,458
		127,153,777
Pharmaceuticals — 3.5%
Eli Lilly & Co.	17,715	13,110,340
Madrigal Pharmaceuticals, Inc.†	11,424	3,455,874
Vaxcyte, Inc.†	45,011	1,528,124
		18,094,338
Security Description	Shares or Principal Amount	Value

Private Equity — 3.2%
Blackstone, Inc.	96,433	$ 16,679,052
REITS — 1.1%
American Tower Corp.	27,592	5,749,897
Retail — 1.1%
Chipotle Mexican Grill, Inc.†	131,633	5,644,423
Semiconductors — 21.6%
Broadcom, Inc.	98,196	28,840,165
Marvell Technology, Inc.	165,727	13,319,479
NVIDIA Corp.	305,080	54,264,580
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	68,983	16,667,672
		113,091,896
Software — 20.6%
Datadog, Inc., Class A†	92,902	13,004,422
HubSpot, Inc.†	9,520	4,947,068
Microsoft Corp.	119,538	63,773,523
Oracle Corp.	103,051	26,151,252
		107,876,265
Total Long-Term Investment Securities (cost $292,963,352)		519,086,991
SHORT-TERM INVESTMENTS — 0.8%
Banks — 0.8%
Societe Generale SA
4.29%, 08/01/2025 (cost $4,400,000)	$4,400,000	4,399,470
TOTAL INVESTMENTS (cost $297,363,352)(1)	100.1%	523,486,461
Other assets less liabilities	(0.1)	(535,559)
NET ASSETS	100.0%	$522,950,902
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$519,086,991	$—	$—	$519,086,991
Short-Term Investments	—	4,399,470	—	4,399,470
Total Investments at Value	$519,086,991	$4,399,470	$—	$523,486,461
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.3%
Advertising — 0.1%
Dentsu Group, Inc.	300	$ 5,945
Omnicom Group, Inc.	2,060	148,423
Publicis Groupe SA	260	23,797
WPP PLC	1,211	6,557
		184,722
Aerospace/Defense — 1.5%
Airbus SE	1,610	323,444
BAE Systems PLC	3,358	80,003
Dassault Aviation SA	21	6,528
Elbit Systems, Ltd.	26	12,000
General Dynamics Corp.	947	295,095
Howmet Aerospace, Inc.	8,366	1,503,956
IHI Corp.	3,300	371,688
Kawasaki Heavy Industries, Ltd.	200	14,748
Leonardo SpA	459	24,760
Melrose Industries PLC	1,375	9,301
MTU Aero Engines AG	58	25,033
Northrop Grumman Corp.	2,063	1,189,546
Rheinmetall AG	50	99,027
Rolls-Royce Holdings PLC	9,587	135,727
RTX Corp.	2,302	362,726
Saab AB, Class B	423	23,061
Safran SA	5,991	1,979,290
Singapore Technologies Engineering, Ltd.	1,700	11,483
Thales SA	103	27,717
		6,495,133
Agriculture — 0.2%
British American Tobacco PLC	2,273	121,274
Imperial Brands PLC	949	37,022
Japan Tobacco, Inc.	1,400	40,088
Philip Morris International, Inc.	3,074	504,290
Wilmar International, Ltd.	3,700	8,406
		711,080
Airlines — 0.1%
ANA Holdings, Inc.	200	3,724
International Consolidated Airlines Group SA	3,993	20,065
Japan Airlines Co., Ltd.	300	5,986
Qantas Airways, Ltd.	760	5,309
Singapore Airlines, Ltd.	1,200	6,285
Southwest Airlines Co.	4,873	150,722
		192,091
Apparel — 0.4%
adidas AG	205	39,315
Asics Corp.	800	18,928
Columbia Sportswear Co.	640	36,205
Hermes International S.C.A.	39	95,734
Kering SA	79	19,519
Kontoor Brands, Inc.	2,052	114,214
LPP SA	2	8,907
LVMH Moet Hennessy Louis Vuitton SE	2,139	1,153,018
		1,485,840
Auto Manufacturers — 1.2%
Bayerische Motoren Werke AG	324	31,015
Bayerische Motoren Werke AG (Preference Shares)	67	5,895
Daimler Truck Holding AG	535	26,149
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	114	5,808
Ferrari NV	142	62,438
Honda Motor Co., Ltd.	4,900	50,982
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Isuzu Motors, Ltd.	600	$ 7,749
Kia Corp.	4,947	364,925
Mercedes-Benz Group AG	812	46,425
Nissan Motor Co., Ltd.†	2,500	5,332
Stellantis NV	2,282	20,217
Subaru Corp.	600	11,059
Suzuki Motor Corp.	2,200	24,312
Tesla, Inc.†	7,384	2,276,266
Toyota Motor Corp.	13,200	236,033
Volkswagen AG (Preference Shares)	237	24,915
Volvo AB, Class A	219	6,286
Volvo AB, Class B	59,137	1,698,733
		4,904,539
Auto Parts & Equipment — 0.3%
Aisin Corp.	600	8,351
Bridgestone Corp.	700	28,460
Cie Generale des Etablissements Michelin SCA	28,004	999,012
Continental AG	123	10,556
Denso Corp.	2,200	29,995
Gentex Corp.	6,551	173,077
Niterra Co., Ltd.	200	6,928
Pirelli & C SpA*	420	2,838
Sumitomo Electric Industries, Ltd.	900	22,428
Toyota Industries Corp.	200	21,585
		1,303,230
Banks — 5.1%
ANZ Group Holdings, Ltd.	3,441	67,933
Banca Mediolanum SpA	234	4,139
Banco Bilbao Vizcaya Argentaria SA	6,603	110,317
Banco BPM SpA	1,504	19,223
Banco Santander SA	17,045	146,588
Bank Central Asia Tbk PT	694,400	349,205
Bank Hapoalim BM	1,512	28,483
Bank Leumi Le-Israel BM	1,716	31,856
Bank of America Corp.	43,681	2,064,801
Bank Polska Kasa Opieki SA	237	12,946
Barclays PLC	16,361	80,227
BAWAG Group AG*	86	10,874
BNP Paribas SA	1,188	108,541
CaixaBank SA	4,072	38,337
Chiba Bank, Ltd.	800	7,538
Columbia Banking System, Inc.	5,669	134,922
Commerzbank AG	999	36,528
Commonwealth Bank of Australia	1,921	219,635
Computershare, Ltd.	636	17,228
Concordia Financial Group, Ltd.	1,300	8,716
Credit Agricole SA	1,349	24,863
Danske Bank A/S	744	29,632
DBS Group Holdings, Ltd.	37,180	1,371,915
Deutsche Bank AG	2,048	67,743
DNB Bank ASA	853	21,641
Erste Group Bank AG	345	31,714
Fifth Third Bancorp	3,358	139,592
FinecoBank Banca Fineco SpA	700	14,954
First Citizens BancShares, Inc., Class A	242	482,732
Goldman Sachs Group, Inc.	529	382,779
Hang Seng Bank, Ltd.	700	10,219
HDFC Bank, Ltd. ADR	9,548	733,000
HSBC Holdings PLC	20,257	246,871
ING Bank Slaski SA	38	3,382
ING Groep NV	3,460	80,906

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Intesa Sanpaolo SpA	17,961	$ 108,532
Israel Discount Bank, Ltd., Class A	1,395	13,390
Japan Post Bank Co., Ltd.	2,100	23,604
KBC Group NV	6,077	636,362
Lloyds Banking Group PLC	68,829	70,719
M&T Bank Corp.	3,318	626,107
Macquarie Group, Ltd.	417	58,255
Mediobanca Banca di Credito Finanziario SpA	663	14,633
Mitsubishi UFJ Financial Group, Inc.	105,000	1,469,513
Mizrahi Tefahot Bank, Ltd.	160	9,913
Mizuho Financial Group, Inc.	2,840	84,409
Morgan Stanley	11,588	1,650,827
National Australia Bank, Ltd.	3,527	88,194
National Bank of Greece SA	20,285	284,504
NatWest Group PLC	55,298	384,864
Nordea Bank Abp	3,464	50,602
Northern Trust Corp.	3,012	391,560
Oversea-Chinese Banking Corp., Ltd.	3,700	48,074
PNC Financial Services Group, Inc.	1,507	286,737
Powszechna Kasa Oszczednosci Bank Polski SA	966	21,235
Raiffeisen Bank International AG	165	4,790
Regions Financial Corp.	15,283	387,118
Resona Holdings, Inc.	2,500	23,027
Royal Bank of Canada	3,518	451,404
Santander Bank Polska SA	38	5,571
Skandinaviska Enskilda Banken AB, Class A	1,539	26,946
Skandinaviska Enskilda Banken AB, Class C	22	390
Societe Generale SA	808	51,600
Standard Chartered PLC	2,180	39,169
State Street Corp.	4,266	476,726
Sumitomo Mitsui Financial Group, Inc.	4,400	112,480
Sumitomo Mitsui Trust Group, Inc.	800	21,098
Svenska Handelsbanken AB, Class A	1,591	19,454
Svenska Handelsbanken AB, Class B	40	783
Swedbank AB, Class A	1,134	30,246
UBS Group AG	16,896	633,197
UniCredit SpA	9,013	664,760
United Overseas Bank, Ltd.	1,600	44,596
US Bancorp	20,831	936,562
Wells Fargo & Co.	53,803	4,338,136
Westpac Banking Corp.	3,944	85,721
		21,815,788
Beverages — 0.7%
Anheuser-Busch InBev SA NV	1,122	65,814
Asahi Group Holdings, Ltd.	1,800	22,906
Budweiser Brewing Co. APAC, Ltd.*	2,300	2,420
Carlsberg A/S, Class B	107	13,388
Coca-Cola Europacific Partners PLC	248	24,036
Coca-Cola HBC AG	231	12,038
Constellation Brands, Inc., Class A	917	153,176
Davide Campari-Milano NV	641	4,433
Diageo PLC	5,901	144,407
Heineken Holding NV	165	11,185
Heineken NV	12,657	997,514
JDE Peet's NV	180	5,357
Keurig Dr Pepper, Inc.	34,822	1,136,938
Kirin Holdings Co., Ltd.	1,100	14,582
Pernod Ricard SA	5,329	549,520
Suntory Beverage & Food, Ltd.	200	6,058
		3,163,772
Security Description	Shares or Principal Amount	Value

Biotechnology — 0.5%
Alnylam Pharmaceuticals, Inc.†	800	$ 313,792
Argenx SE†	10	6,783
Argenx SE†	60	40,700
BioNTech SE ADR†	109	11,718
CSL, Ltd.	555	96,622
Genmab A/S†	86	18,901
Gilead Sciences, Inc.	1,853	208,073
Insmed, Inc.†	2,504	268,629
Regeneron Pharmaceuticals, Inc.	984	536,733
Vertex Pharmaceuticals, Inc.†	1,367	624,541
		2,126,492
Building Materials — 1.2%
AGC, Inc.	100	3,015
Buzzi SpA	90	4,696
Carrier Global Corp.	11,793	809,236
Cie de Saint-Gobain SA	519	59,406
Daikin Industries, Ltd.	300	37,052
Eagle Materials, Inc.	596	133,677
Fortune Brands Innovations, Inc.	3,777	205,997
Geberit AG	41	31,498
Hayward Holdings, Inc.†	2,026	31,160
Heidelberg Materials AG	146	33,739
Holcim AG	567	45,360
James Hardie Industries PLC CDI†	492	13,061
Kingspan Group PLC	3,385	280,644
Martin Marietta Materials, Inc.	495	284,566
Mohawk Industries, Inc.†	2,149	246,082
Nibe Industrier AB, Class B	1,849	8,522
Sika AG	184	43,630
Svenska Cellulosa AB SCA, Class B	590	7,404
Trane Technologies PLC	4,009	1,756,263
Vulcan Materials Co.	4,355	1,196,188
		5,231,196
Chemicals — 0.6%
Air Liquide SA	4,653	917,568
Akzo Nobel NV	188	11,817
Asahi Kasei Corp.	1,500	10,499
Axalta Coating Systems, Ltd.†	8,029	227,381
BASF SE	1,006	49,550
Croda International PLC	145	5,002
DSM-Firmenich AG	286	27,586
EMS-Chemie Holding AG	10	7,910
Givaudan SA	10	41,994
ICL Group, Ltd.	814	5,091
Linde PLC	802	369,129
Mitsubishi Chemical Group Corp.	1,500	8,228
Nippon Paint Holdings Co., Ltd.	1,100	9,381
Nippon Sanso Holdings Corp.	200	7,127
Nitto Denko Corp.	800	16,663
Novonesis (Novozymes), Class B	397	25,845
Shin-Etsu Chemical Co., Ltd.	19,300	562,490
Syensqo SA	82	6,547
Symrise AG	140	12,702
Toray Industries, Inc.	1,700	11,702
Yara International ASA	174	6,464
		2,340,676
Commercial Services — 0.7%
Adyen NV*†	33	56,889
Ashtead Group PLC	492	32,995
Atlas Arteria, Ltd.	1,191	3,949
Brambles, Ltd.	1,568	24,094

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Bright Horizons Family Solutions, Inc.†	959	$ 108,463
Bureau Veritas SA	354	10,924
Corpay, Inc.†	780	251,979
Dai Nippon Printing Co., Ltd.	500	7,727
Experian PLC	1,054	55,734
Intertek Group PLC	181	11,808
Moody's Corp.	496	255,802
Nexi SpA*	569	3,253
Quanta Services, Inc.	958	389,073
Recruit Holdings Co., Ltd.	1,600	96,042
RELX PLC	2,130	110,719
RELX PLC (XAMS)	9,520	494,974
Rentokil Initial PLC	2,730	13,682
Secom Co., Ltd.	500	17,958
Securitas AB, Class B	597	8,873
SGS SA	176	17,941
Toppan Holdings, Inc.	400	10,857
TransUnion	1,805	171,818
Transurban Group	3,541	31,449
United Rentals, Inc.	574	506,808
WillScot Holdings Corp.	10,694	313,869
Wise PLC, Class A†	784	10,509
Wolters Kluwer NV	266	41,497
		3,059,686
Computers — 2.3%
Apple, Inc.	40,748	8,458,062
Capgemini SE	194	28,980
Cognizant Technology Solutions Corp., Class A	2,859	205,162
Crowdstrike Holdings, Inc., Class A†	646	293,652
Fujitsu, Ltd.	2,000	43,833
Hewlett Packard Enterprise Co.	16,912	349,909
NEC Corp.	1,500	43,757
Nomura Research Institute, Ltd.	500	19,957
Obic Co., Ltd.	400	14,377
Otsuka Corp.	300	5,704
SCSK Corp.	200	6,252
Western Digital Corp.	4,181	329,003
		9,798,648
Cosmetics/Personal Care — 0.2%
Beiersdorf AG	112	13,932
Essity AB, Class A	26	641
Essity AB, Class B	685	16,899
Haleon PLC	10,342	49,101
Kao Corp.	8,200	370,305
L'Oreal SA	278	123,523
Procter & Gamble Co.	1,748	263,022
Shiseido Co., Ltd.	400	6,513
Unicharm Corp.	1,500	10,404
Unilever PLC	2,843	165,503
		1,019,843
Distribution/Wholesale — 0.2%
Bunzl PLC	364	10,835
Copart, Inc.†	3,857	174,838
D'ieteren Group	23	4,562
ITOCHU Corp.	8,500	447,152
Marubeni Corp.	1,900	39,222
Mitsubishi Corp.	4,400	87,183
Mitsui & Co., Ltd.	3,000	61,671
SGH, Ltd.	229	7,544
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Sumitomo Corp.	1,400	$ 35,835
Toyota Tsusho Corp.	800	18,414
		887,256
Diversified Financial Services — 3.2%
Air Lease Corp.	1,900	105,260
American Express Co.	5,793	1,733,903
Ameriprise Financial, Inc.	2,209	1,144,682
Amundi SA*	70	5,196
ASX, Ltd.	217	9,769
Capital One Financial Corp.	3,146	676,390
Charles Schwab Corp.	18,586	1,816,410
CME Group, Inc.	7,070	1,967,440
Daiwa Securities Group, Inc.	1,500	10,514
Deutsche Boerse AG	1,740	504,563
Hong Kong Exchanges & Clearing, Ltd.	20,600	1,120,535
Interactive Brokers Group, Inc., Class A	3,829	251,029
Intercontinental Exchange, Inc.	659	121,803
Japan Exchange Group, Inc.	43,500	426,923
Julius Baer Group, Ltd.	227	15,432
London Stock Exchange Group PLC	3,476	425,088
Mastercard, Inc., Class A	4,927	2,790,998
Mitsubishi HC Capital, Inc.	1,000	7,407
Nomura Holdings, Inc.	3,300	21,993
Nordnet AB	204	5,522
ORIX Corp.	1,300	29,310
Raymond James Financial, Inc.	639	106,796
SBI Holdings, Inc.	300	11,264
Schroders PLC	1,040	5,370
Singapore Exchange, Ltd.	900	11,091
Tokyo Century Corp.	200	2,303
Tradeweb Markets, Inc., Class A	1,062	147,140
		13,474,131
Electric — 1.8%
A2A SpA	1,751	4,262
Chubu Electric Power Co., Inc.	1,000	12,238
CLP Holdings, Ltd.	2,000	17,363
Dominion Energy, Inc.	10,763	629,097
E.ON SE	2,540	46,248
EDP Renovaveis SA	282	3,315
EDP SA	3,194	13,800
Elia Group SA	45	5,197
Endesa SA	356	10,299
Enel SpA	8,900	78,542
Engie SA	18,732	419,416
Entergy Corp.	5,425	490,583
Fortum Oyj	493	9,052
Hera SpA	1,047	4,476
Iberdrola SA	25,443	445,836
Kansai Electric Power Co., Inc.	1,200	14,495
Meridian Energy, Ltd.	1,475	4,953
National Grid PLC	5,603	78,436
NextEra Energy, Inc.	26,834	1,906,824
Origin Energy, Ltd.	1,976	14,819
Orsted A/S*†	166	7,824
PG&E Corp.	28,093	393,864
Power Assets Holdings, Ltd.	1,500	9,879
Public Service Enterprise Group, Inc.	1,390	124,808
Redeia Corp. SA	464	8,975
RWE AG	777	31,842
Southern Co.	26,049	2,461,110
SSE PLC	1,253	30,588

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Terna - Rete Elettrica Nazionale	1,613	$ 15,558
Tokyo Electric Power Co. Holdings, Inc.†	1,700	6,482
Verbund AG	77	5,742
Vistra Corp.	895	186,643
Xcel Energy, Inc.	2,774	203,723
		7,696,289
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	1,253	231,617
Eaton Corp. PLC	4,819	1,853,966
Emerson Electric Co.	4,556	662,943
Fujikura, Ltd.	300	20,640
Legrand SA	4,628	686,327
Prysmian SpA	323	25,943
Schneider Electric SE	619	161,236
		3,642,672
Electronics — 0.4%
ABB, Ltd.	1,827	120,383
Assa Abloy AB, Class B	1,209	39,990
Garmin, Ltd.	735	160,789
Halma PLC	436	18,725
Hoya Corp.	4,400	559,629
Jabil, Inc.	1,200	267,804
Kyocera Corp.	1,700	20,314
Mettler-Toledo International, Inc.†	82	101,162
Minebea Mitsumi, Inc.	400	6,358
Murata Manufacturing Co., Ltd.	2,200	33,080
NIDEC Corp.	1,100	21,249
Sartorius AG (Preference Shares)	28	5,993
SCREEN Holdings Co., Ltd.	100	7,944
Shimadzu Corp.	400	8,912
TD SYNNEX Corp.	3,207	463,059
TDK Corp.	2,200	27,092
Yokogawa Electric Corp.	300	8,015
		1,870,498
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	1,131	20,750
Engineering & Construction — 0.1%
Ackermans & van Haaren NV	24	5,900
ACS Actividades de Construccion y Servicios SA	231	15,923
Aena SME SA*	839	22,591
Aeroports de Paris SA	41	4,978
Auckland International Airport, Ltd.	1,712	7,594
Bouygues SA	208	8,581
Cellnex Telecom SA*	656	23,207
CK Infrastructure Holdings, Ltd.	500	3,526
Ferrovial SE	522	26,747
Infrastrutture Wireless Italiane SpA*	362	4,280
Kajima Corp.	500	12,576
Keppel, Ltd.	1,500	9,785
Obayashi Corp.	800	11,822
Shimizu Corp.	700	7,801
Skanska AB, Class B	376	8,761
Taisei Corp.	200	12,024
Vinci SA	576	79,931
WSP Global, Inc.	1,228	252,850
		518,877
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	714	32,138
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Entain PLC	721	$ 9,731
Evolution AB*	208	18,537
Flutter Entertainment PLC†	708	214,000
Genting Singapore, Ltd.	5,000	2,830
Lottery Corp., Ltd.	2,559	8,913
Oriental Land Co., Ltd.	1,300	26,854
Toho Co., Ltd.	100	6,324
Universal Music Group NV	1,085	31,426
		350,753
Food — 0.5%
Aeon Co., Ltd.	1,100	35,254
Ajinomoto Co., Inc.	1,100	29,214
Axfood AB	121	3,610
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	1	14,749
Coles Group, Ltd.	1,536	20,473
Colruyt Group NV	3	128
Danone SA	738	60,538
Dino Polska SA*†	530	7,016
J Sainsbury PLC	1,965	7,873
Jeronimo Martins SGPS SA	311	7,595
Kerry Group PLC, Class A	170	15,743
Kesko Oyj, Class A	135	2,940
Kesko Oyj, Class B	304	6,619
Kikkoman Corp.	1,000	8,780
Kobe Bussan Co., Ltd.	200	5,391
Koninklijke Ahold Delhaize NV	1,015	40,078
Lotus Bakeries NV	1	8,491
MEIJI Holdings Co., Ltd.	300	6,092
Mondelez International, Inc., Class A	11,945	772,722
Mowi ASA	500	9,358
Nestle SA	9,335	817,136
Nissin Foods Holdings Co., Ltd.	200	3,808
Orkla ASA	843	8,888
Post Holdings, Inc.†	2,102	222,413
Salmar ASA	86	3,494
Seven & i Holdings Co., Ltd.	2,700	35,755
Tesco PLC	7,675	43,118
Toyo Suisan Kaisha, Ltd.	100	6,409
WH Group, Ltd.*	9,184	9,254
Woolworths Group, Ltd.	1,401	28,370
Yakult Honsha Co., Ltd.	300	4,838
		2,246,147
Food Service — 0.1%
Compass Group PLC	12,546	441,560
Forest Products & Paper — 0.0%
Holmen AB, Class B	112	4,165
International Paper Co.	2,929	136,901
Mondi PLC	496	6,731
UPM-Kymmene Oyj	601	15,603
		163,400
Gas — 0.0%
Centrica PLC	5,657	12,297
Hong Kong & China Gas Co., Ltd.	12,530	11,189
Naturgy Energy Group SA	143	4,485
Osaka Gas Co., Ltd.	500	12,633
Snam SpA	2,460	14,244
		54,848

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	100	$ 5,025
Makita Corp.	300	9,354
Schindler Holding AG	35	12,345
Schindler Holding AG (Participation Certificate)	47	17,082
Techtronic Industries Co., Ltd.	1,500	18,019
		61,825
Healthcare-Products — 1.2%
Abbott Laboratories	6,134	774,049
Alcon AG	565	49,958
Align Technology, Inc.†	1,184	152,748
Cochlear, Ltd.	69	14,124
Coloplast A/S, Class B	162	14,945
ConvaTec Group PLC*	1,897	5,847
Danaher Corp.	1,180	232,649
DiaSorin SpA	24	2,347
Edwards Lifesciences Corp.†	9,980	791,514
EssilorLuxottica SA	330	98,141
Fisher & Paykel Healthcare Corp., Ltd.	631	13,679
FUJIFILM Holdings Corp.	1,400	29,300
Intuitive Surgical, Inc.†	639	307,417
Koninklijke Philips NV	908	23,936
Lifco AB, Class B	261	9,321
Medtronic PLC	12,124	1,094,070
Natera, Inc.†	1,932	258,231
Olympus Corp.	1,300	15,616
Sartorius Stedim Biotech	30	6,026
Siemens Healthineers AG*	311	16,787
Smith & Nephew PLC	1,000	15,353
Sonova Holding AG	57	15,600
Straumann Holding AG	128	15,623
Stryker Corp.	2,617	1,027,774
Sysmex Corp.	600	9,855
Terumo Corp.	1,700	28,871
Thermo Fisher Scientific, Inc.	435	203,441
		5,227,222
Healthcare-Services — 0.6%
BioMerieux	50	7,178
Cigna Group	1,207	322,728
Fresenius SE & Co. KGaA	472	22,612
HCA Healthcare, Inc.	568	201,066
Humana, Inc.	742	185,404
IQVIA Holdings, Inc.†	465	86,425
Labcorp Holdings, Inc.	1,405	365,412
Lonza Group AG	796	560,556
Oscar Health, Inc., Class A†	7,130	100,177
Ramsay Health Care, Ltd.	204	5,083
Sonic Healthcare, Ltd.	523	9,280
UnitedHealth Group, Inc.	2,343	584,719
Wuxi Biologics Cayman, Inc.*†	4,000	16,408
		2,467,048
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	200	10,906
Home Builders — 0.0%
Barratt Redrow PLC	1,477	7,297
Berkeley Group Holdings PLC	115	5,544
Daiwa House Industry Co., Ltd.	700	23,228
Persimmon PLC	361	5,459
Sekisui Chemical Co., Ltd.	400	6,983
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
Sekisui House, Ltd.	600	$ 12,680
Taylor Wimpey PLC	3,982	5,377
		66,568
Home Furnishings — 0.4%
Hoshizaki Corp.	100	3,444
Howden Joinery Group PLC	595	6,915
Panasonic Holdings Corp.	2,500	23,881
Sony Group Corp.	68,000	1,660,318
		1,694,558
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	110	7,821
Henkel AG & Co. KGaA (Preference Shares)	185	14,268
Reckitt Benckiser Group PLC	783	58,652
		80,741
Insurance — 2.2%
Admiral Group PLC	264	11,917
Ageas SA	194	13,228
AIA Group, Ltd.	70,800	662,003
Allianz SE	443	175,527
Arch Capital Group, Ltd.	1,947	167,559
Arthur J. Gallagher & Co.	5,174	1,486,232
Aviva PLC	3,472	29,740
AXA SA	2,012	97,997
Berkshire Hathaway, Inc., Class B†	1,744	822,959
Chubb, Ltd.	803	213,630
Dai-ichi Life Holdings, Inc.	4,200	33,519
Generali	1,038	38,759
Gjensidige Forsikring ASA	216	5,695
Hannover Rueck SE	68	20,673
Hiscox, Ltd.	390	6,655
Insurance Australia Group, Ltd.	2,738	15,432
Intact Financial Corp.	1,972	407,607
Japan Post Holdings Co., Ltd.	2,100	19,531
Japan Post Insurance Co., Ltd.	200	5,141
Kinsale Capital Group, Inc.	286	126,037
Legal & General Group PLC	6,631	22,489
Loews Corp.	4,689	424,542
M&G PLC	2,604	8,996
Medibank Private, Ltd.	3,105	10,177
MGIC Investment Corp.	10,813	280,057
MS&AD Insurance Group Holdings, Inc.	1,600	34,419
Muenchener Rueckversicherungs-Gesellschaft AG	3,314	2,176,882
NN Group NV	308	20,794
Phoenix Group Holdings PLC	845	7,410
Powszechny Zaklad Ubezpieczen SA	646	10,863
Progressive Corp.	878	212,511
Prudential PLC	2,819	35,881
QBE Insurance Group, Ltd.	1,731	25,808
Sampo Oyj, Class A	2,898	31,141
Sompo Holdings, Inc.	1,100	32,621
Storebrand ASA	489	6,967
Suncorp Group, Ltd.	1,238	16,676
Swiss Life Holding AG	34	35,404
Swiss Re AG	337	60,679
T&D Holdings, Inc.	500	12,324
Talanx AG	70	9,314
Tokio Marine Holdings, Inc.	2,200	89,342
Travelers Cos., Inc.	4,526	1,177,846
Tryg A/S	341	8,232

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	2,839	$ 195,352
Zurich Insurance Group AG	165	113,067
		9,419,635
Internet — 6.5%
Alibaba Group Holding, Ltd.	35,400	521,755
Allegro.eu SA*†	705	6,963
Alphabet, Inc., Class A	11,300	2,168,470
Alphabet, Inc., Class C	5,364	1,034,501
Amazon.com, Inc.†	40,714	9,531,555
Angi, Inc.†	1,969	31,937
Auto Trader Group PLC*	1,006	11,125
Booking Holdings, Inc.	125	688,008
DoorDash, Inc., Class A†	1,626	406,907
Expedia Group, Inc.	1,064	191,754
IAC, Inc.†	3,795	149,144
LY Corp.	3,100	11,409
M3, Inc.	500	6,235
MercadoLibre, Inc.†	108	256,380
Meta Platforms, Inc., Class A	10,939	8,460,660
MonotaRO Co., Ltd.	300	5,379
Netflix, Inc.†	640	742,016
Palo Alto Networks, Inc.†	1,656	287,482
Prosus NV	1,444	82,790
Rakuten Group, Inc.†	1,700	8,703
Rightmove PLC	894	9,665
Robinhood Markets, Inc., Class A†	2,869	295,650
SEEK, Ltd.	359	5,592
Shopify, Inc., Class A†	1,402	171,338
Spotify Technology SA†	414	259,388
Tencent Holdings, Ltd.	30,000	2,101,911
Trend Micro, Inc.	200	12,239
Uber Technologies, Inc.†	3,488	306,072
ZOZO, Inc.	500	4,957
		27,769,985
Investment Companies — 0.0%
EXOR NV	105	10,155
Groupe Bruxelles Lambert NV	91	7,643
HAL Trust	43	6,114
Industrivarden AB, Class A	141	5,231
Industrivarden AB, Class C	184	6,815
Investment AB Latour, Class B	164	4,197
Investor AB, Class A	652	18,969
Investor AB, Class B	2,083	60,537
L E Lundbergforetagen AB, Class B	104	5,085
Sofina SA	15	4,615
Washington H. Soul Pattinson & Co., Ltd.	286	7,459
		136,820
Iron/Steel — 0.0%
ArcelorMittal SA	483	15,169
BlueScope Steel, Ltd.	498	7,607
Evraz PLC†(1)	1,200	0
Fortescue, Ltd.	1,787	20,408
JFE Holdings, Inc.	700	8,121
Nippon Steel Corp.	1,200	23,232
SSAB AB, Class A	262	1,515
SSAB AB, Class B	638	3,617
		79,669
Leisure Time — 0.0%
Amadeus IT Group SA	493	39,619
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Shimano, Inc.	100	$ 10,992
Yamaha Motor Co., Ltd.	1,000	7,251
		57,862
Lodging — 0.3%
Galaxy Entertainment Group, Ltd.	3,000	14,675
Hilton Worldwide Holdings, Inc.	433	116,079
InterContinental Hotels Group PLC	177	20,486
Marriott International, Inc., Class A	4,852	1,280,103
Sands China, Ltd.	2,400	5,821
Whitbread PLC	186	7,500
		1,444,664
Machinery-Construction & Mining — 0.1%
Epiroc AB, Class A	715	14,575
Epiroc AB, Class B	441	7,920
Hitachi Construction Machinery Co., Ltd.	100	2,911
Hitachi, Ltd.	5,300	165,080
Komatsu, Ltd.	1,000	32,261
Metso Oyj	790	9,976
Mitsubishi Electric Corp.	2,400	53,189
Mitsubishi Heavy Industries, Ltd.	3,800	91,472
Sandvik AB	1,118	27,318
Siemens Energy AG†	771	89,746
Weir Group PLC	298	10,492
		504,940
Machinery-Diversified — 0.9%
ANDRITZ AG	75	5,242
Atlas Copco AB, Class A	59,248	904,222
Atlas Copco AB, Class B	1,791	24,269
Beijer Ref AB	431	7,238
Daifuku Co., Ltd.	400	10,281
Deere & Co.	1,923	1,008,363
Dover Corp.	1,940	351,412
FANUC Corp.	1,100	31,154
Hexagon AB, Class B	2,418	26,664
Ingersoll Rand, Inc.	2,203	186,440
Keyence Corp.	2,300	841,910
Kone Oyj, Class B	407	25,053
Kubota Corp.	1,300	14,565
Middleby Corp.†	1,698	246,550
Omron Corp.	200	5,198
Otis Worldwide Corp.	2,978	255,185
SMC Corp.	100	34,947
Spirax Group PLC	83	6,955
Wartsila OYJ Abp	545	15,076
Yaskawa Electric Corp.	300	6,330
		4,007,054
Media — 0.9%
Bollore SE	933	5,393
Informa PLC	1,389	15,926
Pearson PLC	765	10,836
Vend Marketplaces ASA	75	2,980
Vend Marketplaces ASA, Class B	108	4,070
Walt Disney Co.	30,203	3,597,479
		3,636,684
Metal Fabricate/Hardware — 0.0%
SKF AB, Class B	407	9,508
Tenaris SA	435	7,665
		17,173

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.1%
Angl0d American PLC	1,226	$ 34,778
Antofagasta PLC	397	9,841
BHP Group, Ltd.	5,548	139,943
Boliden AB†	326	10,020
Fresnillo PLC	212	3,920
Glencore PLC	11,213	45,129
KGHM Polska Miedz SA†	154	5,252
Norsk Hydro ASA	1,475	8,783
Northern Star Resources, Ltd.	1,646	16,470
Rio Tinto PLC	1,226	72,917
Rio Tinto, Ltd.	427	30,652
South32, Ltd.	5,107	9,649
Sumitomo Metal Mining Co., Ltd.	300	6,674
		394,028
Miscellaneous Manufacturing — 0.8%
3M Co.	5,916	882,785
Alfa Laval AB	327	14,247
Carlisle Cos., Inc.	768	272,417
Indutrade AB	302	7,355
ITT, Inc.	1,825	310,177
Orica, Ltd.	543	7,461
Siemens AG	7,072	1,815,070
Smiths Group PLC	383	11,897
Trelleborg AB, Class B	239	8,696
		3,330,105
Office/Business Equipment — 0.0%
Canon, Inc.	1,100	31,366
Ricoh Co., Ltd.	600	5,294
		36,660
Oil & Gas — 1.5%
Aker BP ASA	346	8,377
BP PLC	18,004	96,237
Chevron Corp.	3,677	557,580
ConocoPhillips	5,693	542,771
Coterra Energy, Inc.	6,230	151,950
DCC PLC	106	6,663
ENEOS Holdings, Inc.	3,200	16,840
Eni SpA	2,364	40,224
EOG Resources, Inc.	4,877	585,337
Equinor ASA	817	21,155
Exxon Mobil Corp.	26,760	2,987,486
Galp Energia SGPS SA	476	9,080
Idemitsu Kosan Co., Ltd.	1,000	6,424
Inpex Corp.	1,000	14,241
Neste Oyj	483	7,626
OMV AG	162	8,260
Orlen SA	657	14,667
Repsol SA	1,303	19,747
Santos, Ltd.	3,531	17,859
Shell PLC	35,461	1,269,604
TotalEnergies SE	2,341	138,974
Var Energi ASA	917	3,163
Woodside Energy Group, Ltd.	2,177	37,201
		6,561,466
Oil & Gas Services — 0.7%
Baker Hughes Co.	63,816	2,874,911
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Flowco Holdings, Inc., Class A	3,325	$ 62,177
TechnipFMC PLC	5,191	188,797
		3,125,885
Packaging & Containers — 0.2%
Graphic Packaging Holding Co.	12,451	278,404
Packaging Corp. of America	898	173,988
Silgan Holdings, Inc.	4,446	206,872
Smurfit WestRock PLC	5,975	265,171
Stora Enso Oyj, Class R	523	5,392
		929,827
Pharmaceuticals — 3.0%
AbbVie, Inc.	13,954	2,637,585
Astellas Pharma, Inc.	2,000	20,935
AstraZeneca PLC	8,108	1,212,555
Bayer AG	1,052	32,835
Bristol-Myers Squibb Co.	26,733	1,157,806
Cencora, Inc.	1,507	431,123
Chugai Pharmaceutical Co., Ltd.	800	39,045
CVS Health Corp.	2,970	184,437
Daiichi Sankyo Co., Ltd.	2,100	51,804
Eisai Co., Ltd.	300	8,501
Eli Lilly & Co.	1,234	913,246
Galderma Group AG	141	22,133
GSK PLC	4,652	87,117
Henry Schein, Inc.†	6,141	415,439
Hikma Pharmaceuticals PLC	174	4,513
Johnson & Johnson	16,096	2,651,655
Kyowa Kirin Co., Ltd.	300	5,166
McKesson Corp.	415	287,819
Merck & Co., Inc.	2,629	205,378
Merck KGaA	147	18,504
Neurocrine Biosciences, Inc.†	1,661	212,990
Novartis AG	6,783	786,569
Novo Nordisk A/S, Class B	13,362	642,487
Ono Pharmaceutical Co., Ltd.	400	4,484
Orion Oyj, Class A	48	3,818
Orion Oyj, Class B	121	9,707
Otsuka Holdings Co., Ltd.	500	24,214
Recordati Industria Chimica e Farmaceutica SpA	110	6,327
Roche Holding AG	792	250,690
Roche Holding AG (BR)	36	12,091
Sandoz Group AG	475	27,328
Sanofi SA	4,481	403,165
Shionogi & Co., Ltd.	1,000	16,883
Sigma Healthcare, Ltd.	6,381	11,851
Takeda Pharmaceutical Co., Ltd.	1,800	50,133
Teva Pharmaceutical Industries, Ltd.†	1,311	21,590
UCB SA	135	29,341
		12,901,264
Pipelines — 0.2%
APA Group	1,495	8,061
Cheniere Energy, Inc.	717	169,126
Kinder Morgan, Inc.	8,491	238,257
Williams Cos., Inc.	7,147	428,463
		843,907
Private Equity — 0.5%
3i Group PLC	13,034	714,526
Blackstone, Inc.	7,869	1,361,022
CapitaLand Investment, Ltd.	2,100	4,496
CVC Capital Partners PLC*	893	17,233

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity (continued)
EQT AB	805	$ 27,030
Intermediate Capital Group PLC	328	9,435
Partners Group Holding AG	26	35,259
		2,169,001
Real Estate — 0.2%
Azrieli Group, Ltd.	41	4,049
Castellum AB	479	5,466
CBRE Group, Inc., Class A†	682	106,215
CK Asset Holdings, Ltd.	2,000	9,185
Daito Trust Construction Co., Ltd.	100	10,292
Fastighets AB Balder, Class B†	802	5,432
Henderson Land Development Co., Ltd.	2,000	7,006
Hulic Co., Ltd.	700	6,710
Mitsubishi Estate Co., Ltd.	1,500	28,209
Mitsui Fudosan Co., Ltd.	45,200	407,190
REA Group, Ltd.	57	8,772
Sagax AB	150	509
Sagax AB, Class B	242	5,132
Sino Land Co., Ltd.	4,000	4,611
Sumitomo Realty & Development Co., Ltd.	500	18,375
Sun Hung Kai Properties, Ltd.	2,000	23,822
Swire Pacific, Ltd., Class A	500	4,525
Swire Properties, Ltd.	1,400	3,763
Vonovia SE	944	29,388
Wharf Holdings, Ltd.	1,000	2,847
Wharf Real Estate Investment Co., Ltd.	2,000	6,357
		697,855
REITS — 0.9%
American Homes 4 Rent, Class A	8,352	289,731
American Tower Corp.	4,086	851,482
Apple Hospitality REIT, Inc.	4,803	56,435
CapitaLand Ascendas REIT	3,872	8,320
CapitaLand Integrated Commercial Trust	5,127	8,687
CBL & Associates Properties, Inc.	5,513	149,182
Dexus	1,213	5,511
EastGroup Properties, Inc.	614	100,229
Equinix, Inc.	183	143,686
Goodman Group	2,203	49,806
GPT Group	2,158	7,073
Host Hotels & Resorts, Inc.	12,687	199,440
Japan Real Estate Investment Corp.	8	6,520
Lamar Advertising Co., Class A	1,690	206,603
Land Securities Group PLC	793	6,048
Link REIT	2,900	16,218
Mapletree Pan Asia Commercial Trust	1,700	1,689
Mid-America Apartment Communities, Inc.	1,968	280,302
Mirvac Group	4,448	6,432
Nippon Building Fund, Inc.	10	9,198
Prologis, Inc.	3,594	383,767
Public Storage	820	222,991
Rayonier, Inc.	5,987	139,557
Regency Centers Corp.	4,203	300,094
SBA Communications Corp.	881	197,978
Scentre Group	5,953	14,346
Segro PLC	1,421	12,150
Stockland	2,688	9,587
Vicinity, Ltd.	4,085	6,484
Warehouses De Pauw CVA	108	2,529
Weyerhaeuser Co.	6,104	152,905
		3,844,980
Security Description	Shares or Principal Amount	Value

Retail — 3.1%
Alimentation Couche-Tard, Inc.	7,297	$ 379,174
Associated British Foods PLC	338	9,811
AutoZone, Inc.†	136	512,500
Bath & Body Works, Inc.	3,425	99,188
Best Buy Co., Inc.	2,279	148,272
Carvana Co.†	536	209,131
Casey's General Stores, Inc.	305	158,640
Chipotle Mexican Grill, Inc.†	25,980	1,114,022
Cie Financiere Richemont SA, Class A	612	100,512
CK Hutchison Holdings, Ltd.	3,000	19,643
Fast Retailing Co., Ltd.	200	61,512
H & M Hennes & Mauritz AB, Class B	589	7,963
Home Depot, Inc.	638	234,471
Industria de Diseno Textil SA	1,271	60,789
Jardine Cycle & Carriage, Ltd.	100	2,029
JD Sports Fashion PLC	2,823	3,186
Kingfisher PLC	1,959	6,998
Lowe's Cos., Inc.	11,611	2,595,871
MatsukiyoCocokara & Co.	400	8,231
McDonald's Corp.	8,807	2,642,717
McDonald's Holdings Co. Japan, Ltd.	100	4,005
Moncler SpA	242	12,963
Murphy USA, Inc.	354	128,318
Next PLC	132	21,460
Nitori Holdings Co., Ltd.	100	8,584
Pan Pacific International Holdings Corp.	600	20,169
Pandora A/S	88	14,605
Reece, Ltd.	390	3,409
Ross Stores, Inc.	6,461	882,185
TJX Cos., Inc.	2,566	319,544
Tokyo Gas Co., Ltd.	400	13,393
Ulta Beauty, Inc.†	394	202,914
Walmart, Inc.	13,953	1,367,115
Wesfarmers, Ltd.	1,302	71,750
Yum China Holdings, Inc.	24,174	1,128,442
Yum! Brands, Inc.	3,945	568,672
Zensho Holdings Co., Ltd.	100	5,302
		13,147,490
Semiconductors — 6.1%
Advantest Corp.	900	61,771
Analog Devices, Inc.	2,605	585,161
ASM International NV	50	24,393
ASML Holding NV	1,650	1,154,455
ASML Holding NV	511	354,997
Broadcom, Inc.	12,112	3,557,294
Disco Corp.	500	151,028
Infineon Technologies AG	11,506	454,780
Lasertec Corp.	100	10,292
NVIDIA Corp.	79,022	14,055,643
NXP Semiconductors NV	7,181	1,535,082
ON Semiconductor Corp.†	2,654	149,579
Renesas Electronics Corp.	1,800	22,273
SK Hynix, Inc.	2,218	437,427
STMicroelectronics NV	734	18,809
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,928	3,123,663
Teradyne, Inc.	1,286	138,155
Texas Instruments, Inc.	2,101	380,407
Tokyo Electron, Ltd.	500	90,617
		26,305,826
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	485	14,531

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 5.5%
AppLovin Corp., Class A†	254	$ 99,238
Atlassian Corp., Class A†	980	187,944
Capcom Co., Ltd.	400	10,281
Dassault Systemes SE	769	25,353
Fidelity National Information Services, Inc.	17,487	1,388,643
Figma, Inc., Class A†	695	80,273
HubSpot, Inc.†	421	218,773
Intuit, Inc.	1,879	1,475,259
Konami Group Corp.	100	13,607
Microsoft Corp.	29,037	15,491,239
Nexon Co., Ltd.	500	9,198
Nice, Ltd.†	73	11,457
Oracle Corp.	7,485	1,899,468
Pro Medicus, Ltd.	63	13,032
Sage Group PLC	1,114	17,949
Salesforce, Inc.	3,799	981,396
SAP SE	1,179	337,445
ServiceNow, Inc.†	190	179,193
Snowflake, Inc.†	1,639	366,316
Square Enix Holdings Co., Ltd.	100	6,810
Synopsys, Inc.†	415	262,890
Take-Two Interactive Software, Inc.†	1,334	297,122
TIS, Inc.	300	9,621
Twilio, Inc., Class A†	1,094	141,126
WiseTech Global, Ltd.	196	15,037
		23,538,670
Telecommunications — 0.6%
AT&T, Inc.	25,724	705,095
BT Group PLC	7,107	19,438
Cisco Systems, Inc.	1,603	109,132
Deutsche Telekom AG	13,898	499,285
Elisa Oyj	160	8,246
HKT Trust & HKT, Ltd.	4,000	6,298
KDDI Corp.	3,300	54,391
Koninklijke KPN NV	4,442	19,871
Nokia Oyj	5,788	23,700
NTT, Inc.	31,500	31,897
Orange SA	2,002	30,489
Singapore Telecommunications, Ltd.	8,500	25,531
Singapore Telecommunications, Ltd.	900	2,689
SoftBank Corp.	32,300	46,822
SoftBank Group Corp.	1,100	86,147
Swisscom AG	31	21,583
Tele2 AB, Class B	622	9,614
Telecom Italia SpA†	14,230	6,556
Telefonaktiebolaget LM Ericsson, Class A	63	460
Telefonaktiebolaget LM Ericsson, Class B	2,953	21,520
Telefonica SA	5,168	26,681
Telekom Austria AG	125	1,327
Telenor ASA	711	10,914
Telia Co. AB	2,655	9,387
Telstra Group, Ltd.	126,340	403,526
TPG Telecom, Ltd.	802	2,855
Verizon Communications, Inc.	6,370	272,381
Vodafone Group PLC	22,815	24,713
		2,480,548
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	800	26,037
Nintendo Co., Ltd.	1,300	109,397
		135,434
Security Description	Shares or Principal Amount	Value

Transportation — 0.4%
AP Moller-Maersk A/S, Series A	3	$ 5,908
AP Moller-Maersk A/S, Series B	4	7,947
Central Japan Railway Co.	1,200	27,939
CSX Corp.	16,017	569,244
Deutsche Post AG	1,086	48,892
DSV A/S	218	48,811
East Japan Railway Co.	1,300	27,741
FedEx Corp.	1,350	301,712
Hankyu Hanshin Holdings, Inc.	300	7,830
JB Hunt Transport Services, Inc.	1,529	220,253
Kawasaki Kisen Kaisha, Ltd.	400	5,683
Kuehne & Nagel International AG	57	11,667
Mitsui OSK Lines, Ltd.	400	13,488
MTR Corp., Ltd.	2,000	7,197
Nippon Yusen KK	500	17,576
Poste Italiane SpA*	518	11,211
SG Holdings Co., Ltd.	400	4,460
Tokyu Corp.	600	6,788
Union Pacific Corp.	1,135	251,936
West Japan Railway Co.	500	11,011
		1,607,294
Water — 0.0%
Severn Trent PLC	304	10,635
United Utilities Group PLC	782	11,644
Veolia Environnement SA	727	24,641
		46,920
Total Common Stocks (cost $212,410,131)		253,994,962
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $1,932)	6,795	3,506
CORPORATE BONDS & NOTES — 15.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	149,796
7.13%, 02/15/2031*	80,000	79,890
Lamar Media Corp.
4.88%, 01/15/2029	145,000	142,398
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	90,000	94,497
		466,581
Aerospace/Defense — 0.5%
Boeing Co.
3.95%, 08/01/2059	565,000	388,449
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	94,440
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	79,937
4.40%, 06/15/2028	265,000	264,790
5.40%, 01/15/2027	390,000	394,809
RTX Corp.
4.13%, 11/16/2028	765,000	759,603
		1,982,028
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	645,000	555,436
BAT Capital Corp.
3.22%, 09/06/2026	100,000	98,578

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
5.83%, 02/20/2031	$ 482,000	$ 504,778
7.08%, 08/02/2043	15,000	16,507
Bunge, Ltd. Finance Corp.
1.63%, 08/17/2025	125,000	124,806
Japan Tobacco, Inc.
5.85%, 06/15/2035*	150,000	155,989
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	29,000	29,923
Philip Morris International, Inc.
3.88%, 08/21/2042	180,000	144,763
5.38%, 02/15/2033	175,000	179,593
		1,810,373
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	149,947
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,799
5.88%, 06/01/2029*	110,000	110,702
Ford Motor Credit Co. LLC
5.11%, 05/03/2029	400,000	391,309
General Motors Co.
5.95%, 04/01/2049	80,000	75,548
General Motors Financial Co., Inc.
5.25%, 03/01/2026	100,000	100,095
5.95%, 04/04/2034	235,000	238,852
Hyundai Capital America
4.88%, 11/01/2027*	265,000	265,687
Volkswagen Group of America Finance LLC
4.95%, 08/15/2029*	360,000	360,549
		1,562,541
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	200,000	204,723
Clarios Global LP/Clarios US Finance Co.
6.75%, 02/15/2030*	50,000	51,552
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	100,000	94,969
		351,244
Banks — 5.2%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	389,231
Bank of America Corp.
1.66%, 03/11/2027	250,000	245,527
1.73%, 07/22/2027	865,000	841,226
2.55%, 02/04/2028	260,000	252,621
2.59%, 04/29/2031	160,000	146,260
4.57%, 04/27/2033	265,000	260,892
5.16%, 01/24/2031	320,000	327,390
5.20%, 04/25/2029	30,000	30,559
5.51%, 01/24/2036	171,000	175,228
5.82%, 09/15/2029	725,000	753,197
BNP Paribas SA
5.79%, 01/13/2033*	290,000	300,922
BPCE SA
1.65%, 10/06/2026*	430,000	427,399
5.88%, 01/14/2031*	575,000	595,858
6.71%, 10/19/2029*	610,000	645,258
Security Description	Shares or Principal Amount	Value

Banks (continued)
CaixaBank SA
6.84%, 09/13/2034*	$ 335,000	$ 368,283
Citigroup, Inc.
1.12%, 01/28/2027	250,000	245,562
3.20%, 10/21/2026	45,000	44,310
3.52%, 10/27/2028	410,000	401,062
4.54%, 09/19/2030	615,000	612,504
4.95%, 05/07/2031	310,000	312,944
5.17%, 02/13/2030	655,000	666,919
Credit Agricole SA
4.63%, 09/11/2028*	255,000	254,883
5.86%, 01/09/2036*	250,000	258,539
Deutsche Bank AG
6.82%, 11/20/2029	150,000	159,657
Deutsche Bank AG/New York NY
4.95%, 08/04/2031	250,000	250,414
Goldman Sachs Bank USA FRS
5.13%, (SOFR+0.77%), 03/18/2027	160,000	160,324
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	505,000	488,027
1.95%, 10/21/2027	100,000	96,839
3.10%, 02/24/2033	325,000	292,196
3.62%, 03/15/2028	140,000	137,930
4.69%, 10/23/2030	460,000	459,647
4.94%, 04/23/2028	285,000	286,716
5.22%, 04/23/2031	625,000	639,083
5.33%, 07/23/2035	260,000	262,656
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	189,504
5.24%, 05/13/2031	785,000	799,367
5.29%, 11/19/2030	200,000	204,195
ING Groep NV
1.73%, 04/01/2027	200,000	196,095
Intesa Sanpaolo SpA
7.20%, 11/28/2033*	200,000	224,974
KeyCorp
4.79%, 06/01/2033	310,000	303,709
Morgan Stanley
1.59%, 05/04/2027	140,000	136,842
2.48%, 09/16/2036	50,000	42,619
4.65%, 10/18/2030	490,000	490,979
5.04%, 07/19/2030	190,000	193,275
5.17%, 01/16/2030	220,000	224,423
5.23%, 01/15/2031	170,000	174,143
5.32%, 07/19/2035	70,000	70,881
5.42%, 07/21/2034	56,000	57,350
5.45%, 07/20/2029	335,000	343,861
5.66%, 04/17/2036	77,000	79,416
Morgan Stanley Bank NA
5.50%, 05/26/2028	250,000	254,479
Morgan Stanley Private Bank, N.A.
4.73%, 07/18/2031	300,000	301,352
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	360,000	359,731
5.68%, 01/22/2035	45,000	46,690
6.88%, 10/20/2034	120,000	134,045
Santander UK Group Holdings PLC
1.53%, 08/21/2026	200,000	199,625
6.53%, 01/10/2029	410,000	426,896
Societe Generale SA
1.49%, 12/14/2026*	200,000	197,480
1.79%, 06/09/2027*	400,000	389,816
2.80%, 01/19/2028*	400,000	388,496

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.10%, 04/13/2033*	$ 200,000	$ 208,435
Standard Chartered PLC
6.75%, 02/08/2028*	200,000	205,830
Truist Financial Corp.
1.27%, 03/02/2027	250,000	244,798
UBS Group AG
1.31%, 02/02/2027*	250,000	245,834
5.43%, 02/08/2030*	215,000	220,428
US Bancorp
5.05%, 02/12/2031	395,000	401,260
5.38%, 01/23/2030	110,000	112,988
5.68%, 01/23/2035	65,000	67,357
Wells Fargo & Co.
4.97%, 04/23/2029	530,000	536,219
5.15%, 04/23/2031	310,000	316,335
5.21%, 12/03/2035	264,000	264,716
5.24%, 01/24/2031	270,000	276,430
5.56%, 07/25/2034	294,000	303,383
5.57%, 07/25/2029	500,000	514,843
		22,139,162
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	360,000	349,077
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2033	210,000	214,207
Biogen, Inc.
2.25%, 05/01/2030	880,000	789,474
		1,003,681
Building Materials — 0.2%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	185,000	170,736
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	145,000	147,843
Griffon Corp.
5.75%, 03/01/2028	75,000	74,671
Knife River Corp.
7.75%, 05/01/2031*	105,000	110,173
Masterbrand, Inc.
7.00%, 07/15/2032*	130,000	132,111
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	50,000	51,280
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	155,829
		842,643
Chemicals — 0.1%
Chemours Co.
5.75%, 11/15/2028*	80,000	73,474
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026*	65,000	64,091
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	96,335
		233,900
Commercial Services — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	55,000	52,657
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Block, Inc.
3.50%, 06/01/2031	$ 55,000	$ 50,405
Boost Newco Borrower LLC
7.50%, 01/15/2031*	200,000	211,462
Brink's Co.
6.75%, 06/15/2032*	130,000	133,901
Ford Foundation
2.82%, 06/01/2070	65,000	35,704
Global Payments, Inc.
3.20%, 08/15/2029	31,000	29,146
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	89,638
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	42,000	42,173
Service Corp. International
5.13%, 06/01/2029	40,000	39,636
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	40,000	41,320
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	99,384
		825,426
Computers — 0.1%
Accenture Capital, Inc.
4.50%, 10/04/2034	70,000	67,740
Leidos, Inc.
2.30%, 02/15/2031	40,000	35,025
5.40%, 03/15/2032	175,000	178,386
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	147,548
Seagate Data Storage Technology Pte, Ltd.
9.63%, 12/01/2032*	75,000	84,467
		513,166
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	124,060
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	184,000	175,110
American Express Co.
4.92%, 07/20/2033	50,000	50,161
5.09%, 01/30/2031	170,000	173,616
5.67%, 04/25/2036	50,000	51,876
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	50,000	50,379
5.75%, 11/15/2029*	560,000	576,483
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	112,637
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	127,526
		1,317,788
Electric — 1.5%
AES Corp.
1.38%, 01/15/2026	150,000	147,630
Ameren Corp.
3.50%, 01/15/2031	140,000	132,144
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	53,873
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,678

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Commonwealth Edison Co.
5.95%, 06/01/2055	$ 32,000	$ 33,164
Constellation Energy Generation LLC
5.60%, 06/15/2042	10,000	9,813
6.25%, 10/01/2039	140,000	148,838
Dominion Energy, Inc.
3.90%, 10/01/2025	100,000	99,871
Duke Energy Corp.
5.80%, 06/15/2054	80,000	78,186
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	334,687
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	14,245
Duke Energy Progress LLC
5.05%, 03/15/2035	66,000	66,086
5.55%, 03/15/2055	5,000	4,888
Edison International
5.45%, 06/15/2029	215,000	213,632
Emera US Finance LP
2.64%, 06/15/2031	510,000	446,820
4.75%, 06/15/2046	85,000	70,188
Entergy Arkansas LLC
5.75%, 06/01/2054	125,000	124,491
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	106,821
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	20,807
5.80%, 04/15/2055	17,000	16,983
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	176,091
Florida Power & Light Co.
5.70%, 03/15/2055	137,000	138,277
Fortis, Inc.
3.06%, 10/04/2026	150,000	147,089
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	129,585
5.65%, 05/09/2034*	285,000	292,837
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	290,000	254,272
4.30%, 01/15/2026*	35,000	34,908
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	37,223
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	290,000	291,423
5.45%, 03/15/2035	350,000	356,084
6.38%, 08/15/2055	35,000	35,909
6.50%, 08/15/2055	25,000	25,802
NRG Energy, Inc.
3.63%, 02/15/2031*	150,000	137,311
Ohio Power Co.
2.90%, 10/01/2051	65,000	39,370
Pacific Gas & Electric Co.
4.00%, 12/01/2046	135,000	97,827
4.60%, 06/15/2043	72,000	57,941
5.55%, 05/15/2029	285,000	290,493
5.80%, 05/15/2034	315,000	319,664
Public Service Co. of Oklahoma
2.20%, 08/15/2031	395,000	342,081
Puget Sound Energy, Inc.
5.69%, 06/15/2054	35,000	34,424
Southern California Edison Co.
3.60%, 02/01/2045	156,000	108,689
Security Description	Shares or Principal Amount	Value

Electric (continued)
4.13%, 03/01/2048	$ 70,000	$ 52,331
5.45%, 03/01/2035	455,000	453,212
Union Electric Co.
5.25%, 01/15/2054	120,000	111,147
Vistra Operations Co. LLC
3.70%, 01/30/2027*	65,000	64,095
5.63%, 02/15/2027*	45,000	44,948
5.70%, 12/30/2034*	55,000	55,991
6.00%, 04/15/2034*	85,000	88,222
7.75%, 10/15/2031*	50,000	52,920
		6,403,011
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	60,000	58,288
WESCO Distribution, Inc.
6.63%, 03/15/2032*	115,000	118,658
		176,946
Electronics — 0.0%
Coherent Corp.
5.00%, 12/15/2029*	50,000	48,935
Imola Merger Corp.
4.75%, 05/15/2029*	60,000	58,214
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	76,552
		183,701
Engineering & Construction — 0.1%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	77,543
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	125,092
		202,635
Entertainment — 0.1%
Boyne USA, Inc.
4.75%, 05/15/2029*	140,000	135,668
Caesars Entertainment, Inc.
6.50%, 02/15/2032*	50,000	50,991
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	137,836
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/2032*	60,000	61,098
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	124,036
		509,629
Environmental Control — 0.1%
GFL Environmental, Inc.
4.00%, 08/01/2028*	90,000	87,228
Madison IAQ LLC
4.13%, 06/30/2028*	160,000	154,830
		242,058
Food — 0.2%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 03/15/2034	49,000	53,337
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	95,132
Mars, Inc.
4.80%, 03/01/2030*	215,000	217,135
5.20%, 03/01/2035*	120,000	120,574

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
5.65%, 05/01/2045*	$ 27,000	$ 26,814
5.70%, 05/01/2055*	115,000	113,476
5.80%, 05/01/2065*	74,000	73,279
Post Holdings, Inc.
6.25%, 02/15/2032*	130,000	132,428
		832,175
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	50,489
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	170,000	108,325
4.40%, 06/01/2043	130,000	108,824
		267,638
Healthcare-Products — 0.3%
Baxter International, Inc.
2.27%, 12/01/2028	305,000	283,740
2.54%, 02/01/2032	521,000	452,824
Hologic, Inc.
3.25%, 02/15/2029*	145,000	137,309
Medline Borrower LP
3.88%, 04/01/2029*	115,000	109,673
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034	200,000	200,771
5.50%, 02/19/2035	196,000	200,634
		1,384,951
Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	50,000	49,362
Centene Corp.
4.63%, 12/15/2029	124,000	117,910
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	108,331
DaVita, Inc.
3.75%, 02/15/2031*	60,000	54,412
Encompass Health Corp.
4.63%, 04/01/2031	50,000	47,754
HCA, Inc.
3.50%, 09/01/2030	685,000	645,731
5.20%, 06/01/2028	335,000	340,703
5.50%, 06/15/2047	85,000	78,654
5.95%, 09/15/2054	60,000	57,877
IQVIA, Inc.
6.25%, 06/01/2032*	55,000	56,400
Molina Healthcare, Inc.
3.88%, 11/15/2030*	50,000	45,149
Tenet Healthcare Corp.
5.13%, 11/01/2027	50,000	49,798
6.75%, 05/15/2031	15,000	15,434
UnitedHealth Group, Inc.
3.50%, 08/15/2039	300,000	239,762
		1,907,277
Home Furnishings — 0.0%
Somnigroup International, Inc.
4.00%, 04/15/2029*	100,000	94,971
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	120,000	106,331
Security Description	Shares or Principal Amount	Value

Household Products/Wares (continued)
Central Garden & Pet Co.
5.13%, 02/01/2028	$ 145,000	$ 144,375
		250,706
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	144,357
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	153,309
		297,666
Internet — 0.2%
Amazon.com, Inc.
4.05%, 08/22/2047	270,000	222,261
Meta Platforms, Inc.
4.45%, 08/15/2052	20,000	16,817
5.40%, 08/15/2054	145,000	140,116
Uber Technologies, Inc.
4.30%, 01/15/2030	560,000	555,144
		934,338
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	80,112
Leisure Time — 0.1%
Amer Sports Co.
6.75%, 02/16/2031*	130,000	135,188
Carnival Corp.
4.00%, 08/01/2028*	120,000	116,550
6.00%, 05/01/2029*	40,000	40,355
6.13%, 02/15/2033*	60,000	61,064
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	100,000	101,650
		454,807
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	95,000	95,713
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	169,823
MGM Resorts International
5.50%, 04/15/2027	115,000	115,402
		380,938
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	135,000	141,417
Esab Corp.
6.25%, 04/15/2029*	100,000	102,176
		243,593
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	233,905
5.00%, 02/01/2028*	50,000	49,064
5.13%, 05/01/2027*	150,000	148,772
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	465,000	427,344
2.80%, 04/01/2031	380,000	336,645
3.50%, 06/01/2041	40,000	28,498
5.38%, 05/01/2047	40,000	33,919

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Comcast Corp.
1.95%, 01/15/2031	$ 155,000	$ 135,333
2.45%, 08/15/2052	30,000	16,153
2.80%, 01/15/2051	70,000	41,504
2.94%, 11/01/2056	536,000	309,656
5.30%, 05/15/2035	220,000	222,664
DISH DBS Corp.
7.75%, 07/01/2026	40,000	35,550
DISH Network Corp.
11.75%, 11/15/2027*	15,000	15,622
Gray Media, Inc.
7.25%, 08/15/2033*	40,000	39,790
iHeartCommunications, Inc.
7.75%, 08/15/2030*	120,150	93,548
9.13%, 05/01/2029*	71,250	59,432
News Corp.
3.88%, 05/15/2029*	120,000	114,575
Nexstar Media, Inc.
5.63%, 07/15/2027*	115,000	114,777
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	150,922
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	237,947
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	51,016
5.50%, 09/01/2041	370,000	332,381
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	111,033
		3,340,050
Mining — 0.2%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	165,000	155,468
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	219,990
6.38%, 10/06/2030*	342,000	365,543
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	75,000	73,312
		814,313
Miscellaneous Manufactur — 0.0%
Hillenbrand, Inc.
3.75%, 03/01/2031	165,000	147,981
Oil & Gas — 0.3%
Baytex Energy Corp.
8.50%, 04/30/2030*	110,000	111,941
BP Capital Markets PLC
4.38%, 09/01/2025(2)	66,000	65,904
4.88%, 03/22/2030(2)	58,000	57,055
Civitas Resources, Inc.
8.63%, 11/01/2030*	135,000	137,732
ConocoPhillips Co.
5.55%, 03/15/2054	85,000	80,826
Coterra Energy, Inc.
5.40%, 02/15/2035	240,000	236,563
EQT Corp.
4.50%, 01/15/2029*	125,000	123,498
Hess Corp.
5.60%, 02/15/2041	200,000	202,426
Permian Resources Operating LLC
5.88%, 07/01/2029*	60,000	60,037
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Petroleos Mexicanos
6.50%, 03/13/2027	$ 129,000	$ 129,051
Pioneer Natural Resources Co.
2.15%, 01/15/2031	295,000	261,048
		1,466,081
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	197,500
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.05%, 11/21/2039	470,000	409,996
4.25%, 11/21/2049	40,000	32,627
5.05%, 03/15/2034	20,000	20,252
5.60%, 03/15/2055	100,000	99,293
Bristol-Myers Squibb Co.
3.90%, 03/15/2062	110,000	78,110
5.20%, 02/22/2034	140,000	142,995
5.55%, 02/22/2054	100,000	96,726
5.65%, 02/22/2064	80,000	77,274
CVS Pass-Through Trust
7.51%, 01/10/2032*	36,775	39,011
		996,284
Pipelines — 0.8%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	157,308
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	242,713
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	47,359
6.04%, 11/15/2033*	550,000	578,138
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	134,828
Energy Transfer LP
5.15%, 02/01/2043	55,000	48,396
5.30%, 04/01/2044	140,000	125,373
5.60%, 09/01/2034	510,000	515,753
5.63%, 05/01/2027*	225,000	225,064
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	75,326
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	115,093
MPLX LP
5.50%, 06/01/2034	755,000	755,776
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	46,092
NuStar Logistics LP
5.63%, 04/28/2027	70,000	70,355
ONEOK, Inc.
5.63%, 01/15/2028*	90,000	91,715
6.50%, 09/01/2030*	105,000	112,032
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	71,000	71,339
		3,412,660
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	250,000	248,496
American Tower Corp.
2.10%, 06/15/2030	385,000	341,676
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	127,755

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
NNN REIT, Inc.
3.50%, 04/15/2051	$ 55,000	$ 37,547
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	113,762
UDR, Inc.
2.10%, 06/15/2033	305,000	246,474
Ventas Realty LP
3.00%, 01/15/2030	295,000	275,913
VICI Properties LP/VICI Note Co., Inc.
5.75%, 02/01/2027*	40,000	40,426
		1,432,049
Retail — 0.1%
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	100,000	98,337
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	97,753
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	110,880
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	123,061
		430,031
Semiconductors — 0.3%
Broadcom, Inc.
3.14%, 11/15/2035*	382,000	320,640
3.47%, 04/15/2034*	189,000	167,980
4.55%, 02/15/2032	40,000	39,467
5.20%, 07/15/2035	21,000	21,099
Entegris, Inc.
3.63%, 05/01/2029*	160,000	150,116
Marvell Technology, Inc.
2.95%, 04/15/2031	360,000	326,497
5.45%, 07/15/2035	52,000	52,451
ON Semiconductor Corp.
3.88%, 09/01/2028*	60,000	57,981
		1,136,231
Software — 0.1%
Elastic NV
4.13%, 07/15/2029*	115,000	109,374
Oracle Corp.
3.60%, 04/01/2040	115,000	90,766
5.38%, 09/27/2054	260,000	234,186
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	60,013
Synopsys, Inc.
5.15%, 04/01/2035	46,000	46,163
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	8,000	8,225
5.60%, 06/12/2034	32,000	33,009
		581,736
Telecommunications — 0.8%
AT&T, Inc.
2.75%, 06/01/2031	300,000	271,204
3.55%, 09/15/2055	283,000	189,741
6.05%, 08/15/2056	235,000	238,226
CommScope LLC
9.50%, 12/15/2031*	40,000	42,123
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	245,330
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
GCI LLC
4.75%, 10/15/2028*	$ 35,000	$ 33,783
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	117,254
Lumen Technologies, Inc.
4.13%, 04/15/2029*	90,985	88,611
4.13%, 04/15/2030*	90,994	88,630
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	116,492
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	90,592
Sprint LLC
7.63%, 03/01/2026	70,000	70,529
T-Mobile USA, Inc.
3.38%, 04/15/2029	830,000	796,869
5.13%, 05/15/2032	358,000	363,203
Verizon Communications, Inc.
2.36%, 03/15/2032	715,000	614,694
		3,367,281
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	75,000	74,722
Water — 0.0%
American Water Capital Corp.
5.45%, 03/01/2054	139,000	133,945
Total Corporate Bonds & Notes (cost $66,665,570)		66,049,633
ASSET BACKED SECURITIES — 5.5%
Auto Loan Receivables — 1.8%
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A3 5.43%, 01/18/2029	250,000	251,928
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A 5.23%, 12/20/2030*	232,000	236,568
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class C 5.15%, 12/17/2029	410,000	410,876
Series 2024-3, Class C 5.70%, 07/16/2029	438,000	442,265
Series 2024-1, Class D 6.03%, 11/15/2029	300,000	304,320
Consumer Portfolio Services Auto Trust
Series 2025-B, Class C 5.12%, 07/15/2031*	220,000	220,663
Credit Acceptance Auto Loan Trust
Series 2024-3A, Class C 5.39%, 01/16/2035*	404,000	406,641
Series 2025-1A, Class C 5.71%, 07/16/2035*	543,000	551,653
Series 2024-2A, Class C 6.70%, 10/16/2034*	245,000	253,236
Series 2024-1A, Class C 6.71%, 07/17/2034*	632,000	648,812
Drive Auto Receivables Trust
Series 2025-1, Class C 4.99%, 09/15/2032	145,000	145,317
Series 2024-1, Class C 5.43%, 11/17/2031	280,000	282,679

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
DT Auto Owner Trust
Series 2021-3A, Class D 1.31%, 05/17/2027*	$ 322,510	$ 318,516
Enterprise Fleet Financing LLC
Series 2024-2, Class A3 5.61%, 04/20/2028*	134,000	136,064
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	484,016
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	472,407
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3 5.39%, 07/20/2027	159,000	160,039
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3 5.37%, 03/15/2029	356,000	359,196
Merchants Fleet Funding LLC
Series 2024-1A, Class A 5.82%, 04/20/2037*	290,258	292,055
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	21,881	21,764
Santander Drive Auto Receivables Trust
Series 2025-3, Class C 4.68%, 09/15/2031	135,000	134,657
Series 2025-1, Class C 5.04%, 03/17/2031	446,000	449,664
Series 2024-3, Class C 5.64%, 08/15/2030	488,000	496,728
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.56%, 11/22/2027*	170,000	170,861
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	160,000	161,989
Westlake Automobile Receivables Trust
Series 2024-1A, Class C 5.65%, 02/15/2029*	130,000	131,054
		7,943,968
Credit Card Receivables — 0.1%
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	258,000	259,655
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 5.32%, (TSFR1M+0.97%), 11/25/2034	11,419	11,964
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 5.21%, (TSFR1M+0.85%), 08/25/2035	102,011	90,481
		102,445
Other Asset Backed Securities — 3.6%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	199,000	191,015
Business Jet Securities LLC
Series 2024-2, Class A 5.36%, 09/15/2039*	608,916	606,732
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	$ 94,245	$ 77,981
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	19,152	17,449
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	14,549	14,029
Crossroads Asset Trust
Series 2025-A, Class A2 4.91%, 02/20/2032*	160,000	160,083
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.47%, 10/25/2045*	435,925	435,216
Driven Brands Funding LLC
Series 2019-2A, Class A2 3.98%, 10/20/2049*	183,915	180,963
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	944,980	935,940
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	334,477	332,481
Series 2025-1A, Class A 4.95%, 04/15/2050*	305,877	307,225
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	93,478	95,117
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A4 4.58%, 01/15/2032*	142,000	141,733
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class A3 5.02%, 06/25/2060*	100,000	100,521
GSAMP Trust FRS
Series 2006-FM1, Class A2C 4.79%, (TSFR1M+0.43%), 04/25/2036	128,339	85,061
Hilton Grand Vacations Trust
Series 2024-3A, Class A 4.98%, 08/27/2040*	192,171	192,845
Series 2024-2A, Class A 5.50%, 03/25/2038*	126,561	128,224
Series 2024-1B, Class C 6.62%, 09/15/2039*	147,180	148,688
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	112,186	113,287
HPEFS Equipment Trust
Series 2023-2A, Class C 6.48%, 01/21/2031*	357,000	359,568
Invitation Homes Trust
Series 2024-SFR1, Class A 4.00%, 09/17/2041*	320,879	310,943
Lendmark Funding Trust
Series 2021-2A, Class A 2.00%, 04/20/2032*	600,000	570,148
Series 2024-2A, Class A 4.47%, 02/21/2034*	240,000	238,234
Series 2025-2A, Class A 4.78%, 10/20/2034*	675,000	675,422
Series 2025-1A, Class C 5.68%, 09/20/2034*	135,000	136,324

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Mariner Finance Issuance Trust
Series 2024-AA, Class A 5.13%, 09/22/2036*	$ 428,000	$ 431,466
MVW LLC
Series 2024-2A, Class A 4.43%, 03/20/2042*	264,845	262,762
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	93,814	83,742
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	110,060	110,670
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	303,033
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(3)	305,447	289,735
Progress Residential Trust
Series 2024-SFR3, Class A 3.00%, 06/17/2041*	349,252	327,499
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	704,203	662,326
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	395,000	370,039
Series 2025-SFR3, Class B 3.39%, 07/17/2042*	280,000	256,682
Series 2024-SFR3, Class B 3.50%, 06/17/2041*	490,000	463,086
Series 2025-SFR1, Class C 3.65%, 02/17/2042*	278,125	259,451
Series 2023-SFR2, Class A 4.50%, 10/17/2040*	699,300	693,712
Series 2023-SFR2, Class B 4.50%, 10/17/2040*	100,000	98,332
Progress Residential Trust VRS
Series 2024-SFR5, Class D 3.38%, 08/09/2029*(3)	495,000	453,470
Series 2024-SFR2, Class B 3.40%, 04/17/2041*(3)	123,000	116,113
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	359,000	363,079
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	129,000	132,408
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	440,654
SCF Equipment Trust LLC
Series 2025-1A, Class B 5.23%, 09/20/2034*	267,000	271,363
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class B 4.93%, 04/20/2044*	140,000	140,000
Series 2024-1A, Class C 5.94%, 01/20/2043*	46,130	46,389
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 4.78%, (TSFR3M+0.46%), 12/15/2039	38,192	37,127
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	86,014	79,977
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	$ 774,150	$ 783,846
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	368,628	361,390
Series 2024-SFR4, Class B 4.65%, 11/17/2041*	200,000	196,272
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	259,497	259,357
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	219,236
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	81,849	82,913
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2 4.99%, 09/20/2032*	304,572	304,237
		15,455,595
Total Asset Backed Securities (cost $23,423,853)		23,761,663
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Commercial and Residential — 1.8%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	23,480	22,239
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	12,289	11,912
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	96,737
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	85,967
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.43%, 11/15/2050(3)	60,000	54,360
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	135,787
Series 2016-CD2, Class C 3.97%, 11/10/2049(3)	130,000	76,908
Series 2018-CD7, Class C 4.84%, 08/15/2051(3)	600,000	551,836
CIM Trust FRS
Series 2019-INV1, Class A2 5.46%, (SOFR30A+1.11%), 02/25/2049*	3,500	3,402
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 3.98%, 04/10/2048(3)	117,435	106,408
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	80,435	79,771
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	93,288
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 4.87%, (TSFR1M+0.51%), 07/20/2046	79,411	61,850
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	304,294

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
CSMC Trust VRS
Series 2015-1, Class B2 3.89%, 01/25/2045*(3)	$ 26,781	$ 25,742
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	72,014	61,251
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	148,495	130,741
GS Mtg.-Backed Securities Trust
Series 2025-RPL3, Class A1 4.10%, 07/25/2065*	143,925	138,438
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(3)	573,605	575,651
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.94%, 07/15/2045(3)	221,325	212,472
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.37%, 12/15/2049(3)	60,000	52,449
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	39,875	36,476
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	22,564	20,298
Series 2017-3, Class B2 3.79%, 08/25/2047*(3)	132,152	122,172
LHOME Mtg. Trust
Series 2024-RTL4, Class A1 5.92%, 07/25/2039*	385,000	385,678
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	63,455	60,648
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 5.26%, (TSFR1M+0.92%), 04/15/2038*	12,339	12,339
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	192,194	182,008
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	108,675
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	216,210
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	171,966
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	121,075
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	114,915
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	55,235	54,087
Series 2015-2A, Class B3 5.28%, 08/25/2055*(3)	33,275	32,977
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 5.38%, (TSFR1M+1.06%), 01/25/2059*	35,262	35,229
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
PRPM LLC
Series 2024-RPL2, Class A1 3.50%, 05/25/2054*	$ 356,682	$ 344,067
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	148,740	145,784
Series 2024-RCF4, Class A1 4.00%, 07/25/2054*	143,363	140,293
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	748,030	648,473
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class B 6.08%, (TSFR1M+1.74%), 05/15/2039*	300,000	299,251
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	66,870	59,318
Series 2013-2, Class B1 3.64%, 02/25/2043(3)	7,107	6,941
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	312,348
Towd Point Mtg. Trust VRS
Series 2019-4, Class A2 3.25%, 10/25/2059*(3)	750,000	680,149
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	58,548
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	6,701	6,186
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.62%, 09/15/2057(3)	165,000	132,772
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	158,809
WHARF Commercial Mtg. Trust VRS
Series 2025-DC, Class A 5.35%, 07/15/2040*(3)	264,000	268,197
		7,817,392
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K70, Class B 3.81%, 12/25/2049*(3)	420,000	410,016
Series 2017-K62, Class B 3.88%, 01/25/2050*(3)	580,000	570,778
Series 2017-K66, Class C 4.04%, 07/25/2027*(3)	310,000	301,364
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M2 8.60%, (SOFR30A+4.25%), 05/25/2044*	150,000	156,854
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk Trust FRS
Series 2025-MN11, Class M1 5.99%, (SOFR30A+1.65%), 07/25/2045*	204,000	204,000
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	2,072	38
Series 4207, Class JI 3.00%, 05/15/2028(4)	18,418	441
Series 4121, Class UI 3.50%, 10/15/2042(4)	114,702	12,794

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 4808, Class DL 4.00%, 11/15/2045	$ 30,000	$ 29,729
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 1.59%, (5.94%-SOFR30A), 02/25/2050(4)(5)	105,273	12,074
Series 3994, Class SH 2.15%, (6.49%-SOFR30A), 06/15/2041(4)(5)	144,981	5,810
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	30,153	619
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	5,307	109
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	69,004	3,767
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	8,474	142
Series 2016-92, Class A 3.00%, 04/25/2042	4,262	4,197
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	144,598	25,051
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	84,204	6,513
Series 2017-66, Class C 3.50%, 08/25/2045	3,962	3,943
Series 2017-46, Class LB 3.50%, 12/25/2052	50,312	49,548
Series 2017-49, Class JA 4.00%, 07/25/2053	33,816	33,553
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	91,547	18,794
Series 2002-16, Class TM 7.00%, 04/25/2032	15,098	15,560
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 2.05%, 06/25/2045(3)(4)	48,207	3,156
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	23,277	1,027
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	639,164	78,173
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	139,894	20,204
Series 2017-51, Class AH 2.60%, 05/16/2059	27,526	22,984
Series 2017-190, Class AD 2.60%, 03/16/2060	17,923	15,021
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	120,517	19,860
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	133,290	22,755
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	175,796	29,222
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	116,090	19,239
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	188,580	31,300
Series 2025-1, Class GC 3.50%, 10/20/2051	797,625	756,889
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	14,613	606
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 1.63%, (5.99%-TSFR1M), 10/20/2046(4)(5)	$ 70,756	$ 8,200
Series 2017-176, Class SC 1.73%, (6.09%-TSFR1M), 11/20/2047(4)(5)	82,345	11,089
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	361,815	4,376
		2,909,795
Total Collateralized Mortgage Obligations (cost $11,299,121)		10,727,187
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.3%
U.S. Government — 7.5%
United States Treasury Bonds
1.88%, 11/15/2051	500,000	273,906
2.00%, 11/15/2041 to 08/15/2051	4,494,000	2,898,721
2.25%, 02/15/2052	1,916,000	1,152,893
3.00%, 08/15/2052	850,000	604,264
3.88%, 05/15/2043	2,660,000	2,349,216
4.13%, 08/15/2044	850,000	769,648
4.50%, 02/15/2044	500,000	477,617
4.63%, 11/15/2044	500,000	483,672
United States Treasury Notes
1.25%, 11/30/2026	1,655,000	1,594,942
3.38%, 09/15/2027	175,000	173,072
3.75%, 12/31/2028	3,150,000	3,134,619
3.88%, 05/31/2027 to 08/15/2034	4,850,000	4,801,715
4.00%, 04/30/2032	1,130,000	1,121,746
4.13%, 06/15/2026(6)	1,045,000	1,044,255
4.25%, 01/31/2026(6)	5,553,000	5,549,660
4.25%, 02/28/2031 to 11/15/2034	2,350,000	2,364,000
4.63%, 11/15/2026 to 02/15/2035	3,080,000	3,168,321
		31,962,267
U.S. Government Agency — 0.8%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	681,454
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	171,237	145,001
3.00%, 04/01/2035	11,072	10,577
3.50%, 07/01/2042 to 02/01/2044	78,004	72,342
5.00%, 01/01/2034 to 04/01/2035	21,590	21,757
6.00%, 05/01/2031	2,363	2,420
7.50%, 12/01/2030 to 02/01/2031	9,991	10,012
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	78,254	72,370
2.50%, 06/01/2027 to 03/01/2035	92,345	87,928
3.00%, 10/01/2036 to 04/01/2043	81,827	74,106
3.50%, 08/01/2031 to 05/01/2058	1,253,322	1,131,096
4.00%, 09/01/2038 to 07/01/2056	771,432	719,357
4.50%, 03/01/2041	48,765	48,145
5.00%, 08/01/2035 to 07/01/2047	196,421	197,661
6.00%, 05/01/2031	1,096	1,120
6.50%, 09/01/2025 to 11/01/2027	484	499
7.00%, 05/01/2029 to 09/01/2029	2,653	2,788
7.50%, 01/01/2031	1,332	1,340
Government National Mtg. Assoc.
3.00%, 02/15/2043	50,510	45,255
3.50%, 09/15/2042 to 11/20/2047	169,650	155,842
4.00%, 10/20/2044	41,468	38,676
4.50%, 05/15/2039 to 10/20/2040	46,437	45,334
5.50%, 07/20/2033	18,679	19,026

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.00%, 07/20/2033	$ 13,143	$ 13,486
6.50%, 03/20/2027 to 04/20/2027	1,212	1,245
7.50%, 09/15/2030 to 01/15/2032	10,121	10,443
		3,609,280
Total U.S. Government & Agency Obligations (cost $38,730,964)		35,571,547
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Arab Republic of Egypt
8.88%, 05/29/2050	200,000	166,800
Dominican Republic
6.00%, 02/22/2033*	396,000	392,891
Federative Republic of Brazil
6.63%, 03/15/2035	200,000	200,893
Government of Bermuda
2.38%, 08/20/2030*	260,000	231,104
4.75%, 02/15/2029*	200,000	200,910
5.00%, 07/15/2032*	305,000	302,173
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	170,168
Republic of Paraguay
6.00%, 02/09/2036*	350,000	358,102
United Mexican States
6.00%, 05/07/2036	345,000	338,100
6.34%, 05/04/2053	200,000	182,700
Total Foreign Government Obligations (cost $2,623,525)		2,543,841
UNAFFILIATED INVESTMENT COMPANIES — 4.3%
JPMorgan Emerging Markets Equity Fund, Class R6	151,334	5,429,881
JPMorgan High Yield Fund	1,990,344	13,016,849
Total Unaffiliated Investment Companies (cost $17,306,513)		18,446,730
Total Long-Term Investment Securities (cost $372,461,609)		411,099,069
SHORT-TERM INVESTMENTS — 2.5%
Commercial Paper — 0.2%
Australia & New Zealand Banking Group, Ltd.
4.39%, 11/25/2025*	250,000	246,489
Credit Industriel et Commercial
4.25%, 05/12/2026	186,000	179,679
Crédit Industriel et Commercial Insititutional Certificate
4.65%, 11/21/2025	250,000	250,077
Deutsche Bank AG/New York NY
4.41%, 07/08/2026	151,000	150,925
Svenska Handelsbanken AB, Class A
4.39%, 11/18/2025	201,000	198,344
		1,025,514
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 1.0%
JPMorgan Prime Money Market Fund, Class IM 4.46%(7)	4,296,874	$ 4,297,304
U.S. Government — 1.3%
United States Treasury Bills
4.23%, 08/26/2025	$5,500,000	5,483,584
Total Short-Term Investments (cost $10,807,127)		10,806,402
TOTAL INVESTMENTS (cost $383,268,736)(8)	98.4%	421,905,471
Other assets less liabilities	1.6	6,884,089
NET ASSETS	100.0%	$428,789,560
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $49,711,125 representing 11.6% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2025.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of July 31, 2025.
(8)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
90	Long	Australian 10 Year Bonds	September 2025	$ 6,537,178	$ 6,581,258	$ 44,080
16	Long	E-Mini Russell 1000 Index	September 2025	3,330,794	3,569,680	238,886
35	Long	Euro-BTP	September 2025	4,817,087	4,823,393	6,306
18	Long	FTSE 100 Index	September 2025	2,109,227	2,168,928	59,701
25	Long	Long Gilt	September 2025	2,984,546	3,042,777	58,231

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
8	Long	S&P 500 E-Mini Index	September 2025	2,523,837	$ 2,549,700	$ 25,863
359	Long	U.S. Treasury 10 Year Notes	September 2025	39,459,719	39,871,437	411,718
31	Long	U.S. Treasury 5 Year Notes	September 2025	3,351,315	3,353,327	2,012
32	Long	U.S. Treasury Long Bonds	September 2025	3,575,507	3,654,000	78,493
23	Long	U.S. Treasury Ultra 10 Year Notes	September 2025	2,594,201	2,600,797	6,596
41	Long	U.S. Treasury Ultra Bonds	September 2025	4,688,197	4,809,812	121,615
58	Short	Dow Jones Real Estate Index	September 2025	2,108,747	2,099,022	9,725
11	Short	Japan 10 Year Bonds	September 2025	10,112,957	10,068,501	44,456
24	Short	Japanese Yen	September 2025	2,097,704	1,999,800	97,904
27	Short	Swiss Franc	September 2025	4,189,176	4,177,406	11,770
3	Short	U.S. Treasury 2 Year Notes	September 2025	621,606	620,954	652
						$1,218,008
						Unrealized (Depreciation)
16	Long	Australian Dollar	September 2025	$ 1,048,585	$ 1,029,839	$ (18,746)
37	Long	British Pound	September 2025	3,127,264	3,058,049	(69,215)
22	Long	Euro FX	September 2025	3,166,667	3,151,638	(15,029)
17	Long	Euro STOXX 50 Index	September 2025	1,059,019	1,035,981	(23,038)
67	Long	MSCI EAFE Index	September 2025	8,802,584	8,754,890	(47,694)
37	Long	U.S. Treasury 2 Year Notes	September 2025	7,672,468	7,658,423	(14,045)
192	Short	MSCI Emerging Markets Index	September 2025	11,658,822	11,887,681	(228,859)
5	Short	S&P/Toronto Stock Exchange 60 Index	September 2025	1,142,962	1,170,106	(27,144)
9	Short	SPI 200 Index	September 2025	1,232,094	1,258,419	(26,325)
						$(470,095)
		Net Unrealized Appreciation (Depreciation)				$747,913
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	SEK	5,786,176	USD	612,609	10/29/2025	$18,241	$ —
	SGD	450,441	USD	355,558	10/29/2025	6,367	—
						24,608	—
BNP Paribas SA	EUR	651,188	USD	770,898	10/29/2025	23,542	—
Citibank, N.A.	USD	171,933	EUR	145,443	10/29/2025	—	(5,010)
	USD	364,300	JPY	52,782,992	10/29/2025	—	(10,930)
						—	(15,940)
HSBC Bank PLC	DKK	3,026,090	USD	480,413	10/29/2025	14,729	—
	EUR	179,533	USD	209,158	10/29/2025	3,112	—
	USD	1,228,149	AUD	1,852,843	10/29/2025	—	(35,495)
	USD	2,515,190	CAD	3,407,701	10/29/2025	—	(45,186)
	USD	2,586,389	GBP	1,906,500	10/29/2025	—	(66,529)
						17,841	(147,210)
Morgan Stanley & Co. International PLC	EUR	143,588	USD	166,682	10/29/2025	1,888	—
	HKD	13,369,572	USD	1,715,802	10/30/2025	579	—
	USD	1,468,798	CHF	1,153,044	10/29/2025	—	(34,099)
						2,467	(34,099)
Unrealized Appreciation (Depreciation)						$68,458	$(197,249)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Iron/Steel	$79,669	$—	$0	$79,669
Other Industries	253,915,293	—	—	253,915,293
Preferred Stocks	3,506	—	—	3,506
Corporate Bonds & Notes	—	66,049,633	—	66,049,633
Asset Backed Securities	—	23,761,663	—	23,761,663
Collateralized Mortgage Obligations	—	10,727,187	—	10,727,187
U.S. Government & Agency Obligations	—	35,571,547	—	35,571,547
Foreign Government Obligations	—	2,543,841	—	2,543,841
Unaffiliated Investment Companies	18,446,730	—	—	18,446,730
Short-Term Investments:
Unaffiliated Investment Companies	4,297,304	—	—	4,297,304
Other Short-Term Investments	—	6,509,098	—	6,509,098
Total Investments at Value	$276,742,502	$145,162,969	$0	$421,905,471
Other Financial Instruments:†
Futures Contracts	$1,218,008	$—	$—	$1,218,008
Forward Foreign Currency Contracts	—	68,458	—	68,458
Total Other Financial Instruments	$1,218,008	$68,458	$—	$1,286,466
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$470,095	$—	$—	$470,095
Forward Foreign Currency Contracts	—	197,249	—	197,249
Total Other Financial Instruments	$470,095	$197,249	$—	$667,344
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 91.9%
Austria — 0.3%
Raiffeisen Bank International AG	18,409	$ 534,452
Bermuda — 1.5%
Credicorp., Ltd.	6,039	1,431,243
Genpact, Ltd.	21,010	925,491
Kunlun Energy Co., Ltd.	580,000	559,312
		2,916,046
Brazil — 5.8%
AMBEV SA	327,029	727,698
Cia de Saneamento Basico do Estado de Sao Paulo	36,394	703,956
CPFL Energia SA	79,739	539,848
Cury Construtora e Incorporadora SA	107,203	563,627
Itau Unibanco Holding SA (Preference Shares)	305,178	1,916,236
Lojas Renner SA	285,424	829,325
Marcopolo SA (Preference Shares)	401,374	592,074
Petroleo Brasileiro SA (Preference Shares)	172,176	1,003,621
Porto Seguro SA	106,180	983,951
Telefonica Brasil SA	193,450	1,087,553
TIM SA	170,636	631,099
TOTVS SA	114,481	891,592
XP, Inc., Class A	40,023	645,971
YDUQS Participacoes SA	184,481	426,317
		11,542,868
Chile — 0.3%
Banco de Chile	4,232,948	583,101
China — 24.0%
AIMA Technology Group Co., Ltd., Class A	108,500	522,822
Alibaba Group Holding, Ltd.	397,308	5,855,864
Anhui Expressway Co., Ltd.	316,000	493,524
Bank of Hangzhou Co., Ltd., Class A	277,200	618,535
BYD Co., Ltd.	78,000	1,146,650
China CITIC Bank Corp., Ltd.	780,000	726,344
China Galaxy Securities Co., Ltd.	893,000	1,208,110
China Hongqiao Group, Ltd.	342,000	906,191
China Life Insurance Co., Ltd.	430,000	1,246,178
China Pacific Insurance Group Co., Ltd.	307,800	1,241,002
China Zheshang Bank Co., Ltd., Class A	1,177,300	554,859
Dongfang Electric Corp., Ltd.	191,200	451,573
Fuyao Glass Industry Group Co., Ltd.*	96,400	696,904
Gree Electric Appliances, Inc. of Zhuhai, Class A	138,800	880,320
Hello Group, Inc. ADR	65,164	536,300
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	216,500	825,017
JD.com, Inc., Class A	90,750	1,420,787
Meituan, Class B*†	48,970	758,567
NetEase, Inc.	108,900	2,835,562
People's Insurance Co. Group of China, Ltd.	1,544,000	1,187,995
PICC Property & Casualty Co., Ltd.	800,000	1,663,185
Qifu Technology, Inc. ADR	24,320	834,906
Sany Heavy Industry Co., Ltd., Class A	197,500	547,505
SF Holding Co., Ltd., Class A	96,000	613,939
Shanghai Pudong Development Bank Co., Ltd., Class A	432,800	770,783
Tencent Holdings, Ltd.	177,000	12,401,274
Tongcheng Travel Holdings, Ltd.	228,800	574,186
Tsingtao Brewery Co., Ltd.	136,000	864,510
Weichai Power Co., Ltd.	382,000	809,743
Xiaomi Corp., Class B*†	252,800	1,711,633
Yutong Bus Co., Ltd., Class A	165,600	573,726
Zhejiang Expressway Co., Ltd.	630,000	599,503
Security Description	Shares or Principal Amount	Value

China (continued)
Zhejiang Huayou Cobalt Co., Ltd., Class A	113,400	$ 696,522
Zhuzhou CRRC Times Electric Co., Ltd.	131,900	536,001
		47,310,520
Colombia — 0.8%
Grupo Cibest SA	34,082	1,479,840
Greece — 3.0%
Eurobank Ergasias Services & Holdings SA	382,534	1,413,541
Hellenic Telecommunications Organization SA	32,022	581,042
JUMBO SA	19,690	666,017
Metlen Energy & Metals SA	20,149	1,112,451
National Bank of Greece SA	70,503	988,829
OPAP SA	24,605	552,037
Public Power Corp. S.A.	36,424	592,330
		5,906,247
Hong Kong — 4.3%
AIA Group, Ltd.	200,800	1,877,544
Cathay Pacific Airways, Ltd.	385,000	573,822
Geely Automobile Holdings, Ltd.	533,000	1,200,438
Lenovo Group, Ltd.	636,000	819,913
Sinotruk Hong Kong, Ltd.	213,000	649,854
SITC International Holdings Co., Ltd.	325,000	1,053,662
TCL Electronics Holdings, Ltd.	430,000	556,535
United Laboratories International Holdings, Ltd.	390,000	734,293
WH Group, Ltd.*	963,000	970,361
		8,436,422
Hungary — 1.1%
MOL Hungarian Oil & Gas PLC	67,028	583,291
OTP Bank Nyrt	12,612	1,025,552
Richter Gedeon Nyrt	19,275	578,547
		2,187,390
India — 7.7%
HDFC Bank, Ltd. ADR	65,590	5,035,344
ICICI Bank, Ltd. ADR	117,386	3,955,908
Infosys, Ltd. ADR	102,860	1,719,819
Reliance Industries, Ltd. GDR*	19,574	1,233,162
State Bank of India GDR	26,555	2,435,094
Wipro, Ltd. ADR	316,386	860,570
		15,239,897
Indonesia — 1.5%
Astra International Tbk PT	2,350,400	728,474
Bank Central Asia Tbk PT	3,202,300	1,610,394
Indofood Sukses Makmur Tbk PT	1,302,900	675,006
		3,013,874
Ireland — 0.3%
PDD Holdings, Inc. ADR†	4,671	529,925
Kazakhstan — 0.2%
Kaspi.KZ JSC ADR	5,131	404,836
Macau — 0.4%
MGM China Holdings, Ltd.	373,200	789,187
Malaysia — 0.6%
AMMB Holdings Bhd	426,500	505,000
CIMB Group Holdings Bhd	465,900	715,509
		1,220,509
Mexico — 2.1%
Arca Continental SAB de CV	55,913	582,930

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Gentera SAB de CV	269,517	$ 611,181
Gruma SAB de CV, Class B	34,337	591,492
Grupo Financiero Banorte SAB de CV, Class O	196,751	1,752,247
Regional SAB de CV	68,192	527,245
		4,065,095
Panama — 0.5%
Copa Holdings SA, Class A	9,300	1,029,138
Philippines — 0.7%
BDO Unibank, Inc.	266,202	651,215
International Container Terminal Services, Inc.	95,500	733,451
		1,384,666
Poland — 0.8%
Bank Polska Kasa Opieki SA	16,057	877,071
Powszechny Zaklad Ubezpieczen SA	45,657	767,783
		1,644,854
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0
Sberbank Of Russia PJSC†(1)(2)	426,432	0
Severstal PAO GDR†(1)(2)	23,993	0
		0
Saudi Arabia — 0.8%
Arab National Bank	131,254	760,700
United Electronics Co.	34,761	831,703
		1,592,403
Singapore — 0.3%
Sea, Ltd. ADR†	4,358	682,681
South Africa — 0.7%
Harmony Gold Mining Co., Ltd.	53,641	712,023
Momentum Metropolitan Holdings	313,079	592,601
		1,304,624
South Korea — 12.3%
DB Insurance Co., Ltd.	8,667	799,954
Hana Financial Group, Inc.	17,302	1,065,468
HMM Co., Ltd.	43,533	736,118
Hyundai Glovis Co., Ltd.	6,284	668,366
Hyundai Mobis Co., Ltd.	4,381	930,346
JB Financial Group Co., Ltd.	39,166	652,390
Kangwon Land, Inc.	42,121	567,668
Kia Corp.	17,387	1,282,586
Korea Electric Power Corp.	34,296	953,354
Korea Investment Holdings Co., Ltd.	5,970	615,597
Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,661	1,206,590
Krafton, Inc.†	2,916	690,731
LG Uplus Corp.	55,422	584,672
Samsung Electronics Co., Ltd.	146,742	7,555,076
Samsung Securities Co., Ltd.	12,786	652,761
Shinhan Financial Group Co., Ltd.	23,508	1,152,685
SK Hynix, Inc.	19,190	3,784,587
SOOP Co., Ltd.	7,570	433,959
		24,332,908
Taiwan — 16.5%
Arcadyan Technology Corp.	95,000	708,183
ASE Technology Holding Co., Ltd.	189,000	965,659
Asustek Computer, Inc.	46,000	1,020,253
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
China Airlines, Ltd.	754,000	$ 520,392
Ennoconn Corp.	56,000	574,118
Eva Airways Corp.	397,000	503,441
KGI Financial Holding Co., Ltd.	1,702,000	866,753
Largan Precision Co., Ltd.	6,000	475,417
Novatek Microelectronics Corp.	52,000	827,540
Pixart Imaging, Inc.	67,000	439,970
Poya International Co, Ltd.	34,340	532,688
Realtek Semiconductor Corp.	81,000	1,560,432
Taiwan Semiconductor Manufacturing Co., Ltd.	592,166	23,014,074
Tripod Technology Corp.	68,000	637,909
		32,646,829
Thailand — 0.3%
Krung Thai Bank PCL	828,000	544,737
Turkey — 1.6%
BIM Birlesik Magazalar AS	52,112	681,010
Turk Hava Yollari AO	135,310	959,959
Turkcell Iletisim Hizmetleri AS	200,658	460,930
Turkiye Garanti Bankasi AS	315,319	1,109,196
		3,211,095
United Arab Emirates — 3.1%
Abu Dhabi Commercial Bank PJSC	258,039	1,143,702
Abu Dhabi Islamic Bank PJSC	176,551	1,161,289
Dubai Islamic Bank PJSC	387,292	1,052,306
Emaar Properties PJSC	420,054	1,744,007
Emirates NBD Bank PJSC	144,978	1,055,842
		6,157,146
United States — 0.4%
Freshworks, Inc., Class A†	58,923	765,410
TOTAL INVESTMENTS (cost $149,147,548)(3)	91.9%	181,456,700
Other assets less liabilities	8.1	16,064,080
NET ASSETS	100.0%	$197,520,780
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $5,370,627 representing 2.7% of net assets.
†	Non-income producing security

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851
	10/01/2021	24,410	121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
	02/10/2021	530,190	371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Sberbank Of Russia PJSC
	10/14/2020	29,436	$78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	$0	$0.00	0.0%
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
243	Long	IFSC Nifty 50 Index	August 2025	$12,087,995	$12,070,539	$(17,456)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	20.2%
Semiconductors	19.0
Internet	11.8
Insurance	5.2
Computers	3.0
Telecommunications	2.9
Software	2.8
Diversified Financial Services	2.6
Auto Manufacturers	2.5
Airlines	1.9
Food	1.8
Retail	1.8
Oil & Gas	1.7
Electric	1.7
Auto Parts & Equipment	1.6
Transportation	1.5
Mining	1.3
Commercial Services	1.1
Beverages	1.1
Real Estate	0.9
Home Furnishings	0.7
Lodging	0.7
Pharmaceuticals	0.7
Shipbuilding	0.6

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Industry Allocation*(continued)
Electronics	0.5%
Miscellaneous Manufacturing	0.5
Water	0.4
Engineering & Construction	0.3
Entertainment	0.3
Machinery-Construction & Mining	0.3
Leisure Time	0.3
Electrical Components & Equipment	0.2
91.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$—	$—	$0	$0
Other Countries	181,456,700	—	—	181,456,700
Total Investments at Value	$181,456,700	$—	$0	$181,456,700
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$17,456	$—	$—	$17,456
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Aerospace/Defense — 3.5%
General Dynamics Corp.	47,991	$ 14,954,476
RTX Corp.	87,311	13,757,594
		28,712,070
Agriculture — 2.2%
Philip Morris International, Inc.	113,050	18,545,852
Apparel — 0.5%
NIKE, Inc., Class B	59,449	4,440,246
Banks — 12.7%
Bank of America Corp.	533,666	25,226,392
Bank of New York Mellon Corp.	136,818	13,880,186
Citigroup, Inc.	40,117	3,758,963
Goldman Sachs Group, Inc.	16,480	11,924,763
Morgan Stanley	93,445	13,312,175
PNC Financial Services Group, Inc.	35,282	6,713,106
Wells Fargo & Co.	382,853	30,869,437
		105,685,022
Beverages — 1.7%
Coca-Cola Co.	126,825	8,610,149
PepsiCo, Inc.	42,159	5,814,570
		14,424,719
Chemicals — 2.0%
Air Products & Chemicals, Inc.	57,631	16,590,812
Computers — 2.8%
Accenture PLC, Class A	10,198	2,723,886
Apple, Inc.	6,864	1,424,760
Hewlett Packard Enterprise Co.	370,150	7,658,403
International Business Machines Corp.	13,884	3,514,735
Seagate Technology Holdings PLC	52,554	8,251,504
		23,573,288
Cosmetics/Personal Care — 1.3%
Procter & Gamble Co.	72,952	10,977,087
Diversified Financial Services — 8.5%
American Express Co.	48,592	14,544,071
Ares Management Corp., Class A	49,069	9,103,772
Blackrock, Inc.	5,576	6,167,112
Capital One Financial Corp.	73,720	15,849,800
Charles Schwab Corp.	193,009	18,862,770
CME Group, Inc.	20,980	5,838,314
		70,365,839
Electric — 4.6%
CMS Energy Corp.	83,718	6,178,388
Dominion Energy, Inc.	167,733	9,803,994
NextEra Energy, Inc.	121,018	8,599,539
Public Service Enterprise Group, Inc.	58,831	5,282,436
Xcel Energy, Inc.	107,862	7,921,385
		37,785,742
Electrical Components & Equipment — 2.2%
Eaton Corp. PLC	47,271	18,186,099
Electronics — 0.4%
Honeywell International, Inc.	12,880	2,863,868
Environmental Control — 0.4%
Republic Services, Inc.	13,523	3,119,080
Security Description	Shares or Principal Amount	Value

Food — 1.2%
Hershey Co.	15,370	$ 2,860,818
Mondelez International, Inc., Class A	109,899	7,109,366
		9,970,184
Healthcare-Products — 1.9%
Abbott Laboratories	80,717	10,185,678
Medtronic PLC	57,024	5,145,846
		15,331,524
Healthcare-Services — 2.5%
Cigna Group	29,435	7,870,330
Quest Diagnostics, Inc.	24,093	4,033,409
UnitedHealth Group, Inc.	35,874	8,952,716
		20,856,455
Insurance — 3.4%
Arthur J. Gallagher & Co.	32,723	9,399,682
Chubb, Ltd.	16,144	4,294,950
Progressive Corp.	40,200	9,730,008
Travelers Cos., Inc.	18,039	4,694,469
		28,119,109
Machinery-Diversified — 3.5%
Deere & Co.	31,990	16,774,596
Dover Corp.	66,581	12,060,483
		28,835,079
Media — 1.5%
Comcast Corp., Class A	368,897	12,258,447
Miscellaneous Manufacturing — 2.2%
3M Co.	62,275	9,292,675
Parker-Hannifin Corp.	12,382	9,062,386
		18,355,061
Oil & Gas — 5.9%
Chevron Corp.	105,865	16,053,369
ConocoPhillips	177,194	16,893,676
EOG Resources, Inc.	95,521	11,464,430
Exxon Mobil Corp.	42,857	4,784,555
		49,196,030
Packaging & Containers — 0.5%
Packaging Corp. of America	20,814	4,032,713
Pharmaceuticals — 8.0%
AbbVie, Inc.	52,470	9,917,879
Becton Dickinson & Co.	33,964	6,054,083
Bristol-Myers Squibb Co.	203,941	8,832,685
Cencora, Inc.	18,640	5,332,531
CVS Health Corp.	168,894	10,488,317
Eli Lilly & Co.	5,884	4,354,572
Johnson & Johnson	83,175	13,702,250
Merck & Co., Inc.	101,721	7,946,445
		66,628,762
Private Equity — 1.1%
Blackstone, Inc.	52,523	9,084,378
REITS — 3.0%
American Tower Corp.	20,280	4,226,149
AvalonBay Communities, Inc.	18,474	3,441,337
Digital Realty Trust, Inc.	26,014	4,589,910
Prologis, Inc.	53,764	5,740,920
Ventas, Inc.	105,432	7,082,922
		25,081,238

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 7.9%
Home Depot, Inc.	32,497	$ 11,942,972
Lowe's Cos., Inc.	60,989	13,635,311
McDonald's Corp.	45,799	13,742,906
TJX Cos., Inc.	85,285	10,620,541
Walmart, Inc.	106,273	10,412,629
Yum! Brands, Inc.	34,815	5,018,582
		65,372,941
Semiconductors — 4.3%
Analog Devices, Inc.	53,026	11,911,230
Lam Research Corp.	35,458	3,362,837
NXP Semiconductors NV	41,328	8,834,687
Texas Instruments, Inc.	62,866	11,382,518
		35,491,272
Software — 3.2%
Fidelity National Information Services, Inc.	112,147	8,905,593
Microsoft Corp.	33,716	17,987,486
		26,893,079
Telecommunications — 1.8%
Corning, Inc.	136,227	8,614,996
Verizon Communications, Inc.	141,312	6,042,501
		14,657,497
Security Description	Shares or Principal Amount	Value

Transportation — 3.4%
Norfolk Southern Corp.	55,054	$ 15,305,012
Union Pacific Corp.	56,655	12,575,710
		27,880,722
Total Long-Term Investment Securities (cost $611,981,154)		813,314,215
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1) (cost $15,304,307)	15,304,307	15,304,307
TOTAL INVESTMENTS (cost $627,285,461)(2)	99.9%	828,618,522
Other assets less liabilities	0.1	616,540
NET ASSETS	100.0%	$829,235,062
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$813,314,215	$—	$—	$813,314,215
Short-Term Investments	15,304,307	—	—	15,304,307
Total Investments at Value	$828,618,522	$—	$—	$828,618,522
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 2.7%
Howmet Aerospace, Inc.	28,974	$ 5,208,656
Northrop Grumman Corp.	18,605	10,727,829
		15,936,485
Auto Manufacturers — 1.2%
Tesla, Inc.†	22,672	6,989,097
Banks — 4.9%
Morgan Stanley	41,318	5,886,162
US Bancorp	94,815	4,262,883
Wells Fargo & Co.	231,454	18,662,136
		28,811,181
Biotechnology — 1.4%
Regeneron Pharmaceuticals, Inc.	6,633	3,618,036
Vertex Pharmaceuticals, Inc.†	9,741	4,450,371
		8,068,407
Building Materials — 3.7%
Carrier Global Corp.	106,369	7,299,041
Trane Technologies PLC	8,722	3,820,934
Vulcan Materials Co.	39,280	10,789,037
		21,909,012
Commercial Services — 0.8%
United Rentals, Inc.	5,176	4,570,097
Computers — 5.7%
Apple, Inc.	160,925	33,403,202
Diversified Financial Services — 6.6%
American Express Co.	45,198	13,528,213
Ameriprise Financial, Inc.	16,583	8,593,145
Mastercard, Inc., Class A	29,623	16,780,541
		38,901,899
Electric — 3.6%
Entergy Corp.	35,923	3,248,517
NextEra Energy, Inc.	121,725	8,649,778
PG&E Corp.	125,993	1,766,422
Southern Co.	77,171	7,291,116
		20,955,833
Electrical Components & Equipment — 1.6%
Eaton Corp. PLC	23,939	9,209,812
Food — 1.2%
Mondelez International, Inc., Class A	107,733	6,969,248
Healthcare-Products — 4.1%
Edwards Lifesciences Corp.†	90,058	7,142,500
Medtronic PLC	82,868	7,478,008
Stryker Corp.	23,614	9,273,926
		23,894,434
Insurance — 2.8%
Arthur J. Gallagher & Co.	34,963	10,043,122
Travelers Cos., Inc.	24,185	6,293,904
		16,337,026
Internet — 12.0%
Alphabet, Inc., Class A	101,941	19,562,478
Amazon.com, Inc.†	117,937	27,610,231
Meta Platforms, Inc., Class A	29,730	22,994,371
		70,167,080
Security Description	Shares or Principal Amount	Value

Lodging — 0.8%
Marriott International, Inc., Class A	18,408	$ 4,856,583
Machinery-Diversified — 1.2%
Deere & Co.	13,448	7,051,728
Media — 1.9%
Walt Disney Co.	91,715	10,924,174
Oil & Gas — 1.8%
Exxon Mobil Corp.	95,104	10,617,411
Oil & Gas Services — 2.6%
Baker Hughes Co.	344,062	15,499,993
Pharmaceuticals — 2.4%
AbbVie, Inc.	48,846	9,232,871
Eli Lilly & Co.	6,281	4,648,380
		13,881,251
Private Equity — 1.4%
Blackstone, Inc.	46,628	8,064,779
REITS — 0.6%
Prologis, Inc.	32,417	3,461,487
Retail — 6.8%
Chipotle Mexican Grill, Inc.†	107,028	4,589,361
Lowe's Cos., Inc.	50,094	11,199,516
McDonald's Corp.	40,264	12,082,018
Walmart, Inc.	125,845	12,330,293
		40,201,188
Semiconductors — 14.0%
ASML Holding NV	4,609	3,201,918
Broadcom, Inc.	60,435	17,749,759
NVIDIA Corp.	280,211	49,841,131
NXP Semiconductors NV	53,718	11,483,297
		82,276,105
Software — 12.3%
Intuit, Inc.	9,706	7,620,472
Microsoft Corp.	100,152	53,431,092
Oracle Corp.	43,740	11,099,900
		72,151,464
Transportation — 0.9%
CSX Corp.	144,563	5,137,769
Total Long-Term Investment Securities (cost $467,807,687)		580,246,745
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 07/31/2025, to be repurchased 08/01/2025 in the amount of $5,219,374 and collateralized by $5,392,200 of United States Treasury Bonds, bearing interest at 4.75% due 05/15/2055 and having an approximate value of $5,323,690 (cost $5,219,177)	$5,219,177	5,219,177
TOTAL INVESTMENTS (cost $473,026,864)(1)	99.9%	585,465,922
Other assets less liabilities	0.1	774,440
NET ASSETS	100.0%	$586,240,362
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$580,246,745	$—	$—	$580,246,745
Repurchase Agreements	—	5,219,177	—	5,219,177
Total Investments at Value	$580,246,745	$5,219,177	$—	$585,465,922
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.3%
Aerospace/Defense — 0.9%
Airbus SE
3.95%, 04/10/2047*	$ 150,000	$ 120,729
BAE Systems PLC
1.90%, 02/15/2031*	479,000	415,468
3.00%, 09/15/2050*	231,000	150,702
Boeing Co.
2.20%, 02/04/2026	3,216,000	3,173,336
2.75%, 02/01/2026	278,000	275,281
3.25%, 03/01/2028	429,000	414,633
5.04%, 05/01/2027	170,000	170,985
5.15%, 05/01/2030	1,317,000	1,337,903
5.71%, 05/01/2040	1,195,000	1,187,161
5.81%, 05/01/2050	1,698,000	1,638,721
6.39%, 05/01/2031	235,000	252,824
6.53%, 05/01/2034	2,716,000	2,956,117
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	195,497
5.40%, 07/31/2033	445,000	456,725
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	40,111
RTX Corp.
3.75%, 11/01/2046	225,000	171,058
4.15%, 05/15/2045	296,000	241,459
4.35%, 04/15/2047	50,000	41,605
4.50%, 06/01/2042	225,000	198,703
5.15%, 02/27/2033	362,000	369,628
TransDigm, Inc.
4.63%, 01/15/2029	2,900,000	2,835,371
		16,644,017
Agriculture — 0.8%
BAT Capital Corp.
4.39%, 08/15/2037	495,000	442,062
4.54%, 08/15/2047	409,000	331,563
4.74%, 03/16/2032	3,067,000	3,036,881
BAT International Finance PLC
4.45%, 03/16/2028	2,960,000	2,950,404
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	726,187
4.65%, 09/17/2034	479,000	462,354
Japan Tobacco, Inc.
5.85%, 06/15/2035*	3,078,000	3,200,890
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	175,000	180,572
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,167,599
5.13%, 02/15/2030	2,052,000	2,101,121
5.63%, 11/17/2029	495,000	516,548
		15,116,181
Airlines — 0.2%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	137,303	128,150
3.55%, 07/15/2031*	193,763	180,566
American Airlines Pass-Through Trust
3.00%, 04/15/2030	92,137	87,579
3.70%, 04/01/2028	161,216	158,209
British Airways Pass-Through Trust
3.30%, 06/15/2034*	295,799	274,597
3.80%, 03/20/2033*	170,575	164,767
4.13%, 03/20/2033*	230,246	220,140
Security Description	Shares or Principal Amount	Value

Airlines (continued)
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	$ 121,979	$ 114,985
United Airlines Pass-Through Trust
2.70%, 11/01/2033	451,106	403,465
3.10%, 04/07/2030	380,410	354,431
3.50%, 09/01/2031	255,789	241,087
3.65%, 07/07/2027	82,257	81,422
3.70%, 09/01/2031	530,626	492,453
4.00%, 10/11/2027	170,283	169,588
4.15%, 02/25/2033	368,247	351,198
4.55%, 02/25/2033	329,380	308,617
4.60%, 09/01/2027	134,876	133,356
5.45%, 08/15/2038	333,076	337,212
		4,201,822
Auto Manufacturers — 0.1%
Hyundai Capital America
1.50%, 06/15/2026*	380,000	369,607
1.80%, 01/10/2028*	415,000	388,109
2.38%, 10/15/2027*	260,000	247,270
3.00%, 02/10/2027*	200,000	194,958
4.55%, 09/26/2029*	350,000	347,095
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	335,607
		1,882,646
Banks — 8.5%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	466,532
5.52%, 12/03/2035*	300,000	304,146
AIB Group PLC
5.32%, 05/15/2031*	920,000	935,743
6.61%, 09/13/2029*	495,000	522,404
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	199,453
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	510,874
Banco Santander SA
1.72%, 09/14/2027	200,000	193,466
5.59%, 08/08/2028	1,000,000	1,030,481
6.61%, 11/07/2028	600,000	637,494
Bank of America Corp.
1.90%, 07/23/2031	290,000	254,805
2.57%, 10/20/2032	3,990,000	3,516,385
3.71%, 04/24/2028	1,000,000	986,574
4.38%, 04/27/2028	705,000	703,516
5.29%, 04/25/2034	5,455,000	5,557,171
5.47%, 01/23/2035	2,490,000	2,555,386
5.51%, 01/24/2036	980,000	1,004,228
5.88%, 03/15/2028(1)	2,572,000	2,582,255
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	416,778
5.60%, 03/20/2030*	275,000	283,208
Bank of New York Mellon Corp.
6.47%, 10/25/2034	400,000	440,622
Bank of Nova Scotia
4.85%, 02/01/2030	187,000	189,674
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028*	820,000	849,919
Barclays PLC
2.89%, 11/24/2032	2,322,000	2,056,231
4.94%, 09/10/2030	210,000	211,484
4.97%, 05/16/2029	1,576,000	1,590,672

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.37%, 02/25/2031	$ 305,000	$ 311,587
5.79%, 02/25/2036	290,000	296,348
6.22%, 05/09/2034	200,000	212,645
BNP Paribas SA
3.13%, 01/20/2033*	315,000	281,685
5.18%, 01/09/2030*	910,000	926,912
5.28%, 11/19/2030*	1,095,000	1,115,483
5.50%, 05/20/2030*	851,000	873,919
5.79%, 01/13/2033*	565,000	586,280
BPCE SA
2.28%, 01/20/2032*	410,000	355,576
5.39%, 05/28/2031*	765,000	779,117
5.72%, 01/18/2030*	259,000	266,246
5.88%, 01/14/2031*	355,000	367,877
5.94%, 05/30/2035*	715,000	733,533
5.98%, 01/18/2027*	285,000	286,537
6.03%, 05/28/2036*	950,000	980,462
6.29%, 01/14/2036*	465,000	488,960
CaixaBank SA
5.58%, 07/03/2036*	2,255,000	2,267,734
6.84%, 09/13/2034*	255,000	280,335
Citigroup, Inc.
2.56%, 05/01/2032	910,000	805,665
3.06%, 01/25/2033	342,000	306,341
3.52%, 10/27/2028	200,000	195,640
3.67%, 07/24/2028	1,380,000	1,357,259
3.89%, 01/10/2028	800,000	791,815
4.45%, 09/29/2027	53,000	52,851
4.54%, 09/19/2030	648,000	645,370
5.45%, 06/11/2035	700,000	714,236
6.88%, 08/15/2030(1)	1,475,000	1,487,537
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	480,819
Credit Agricole SA
5.22%, 05/27/2031*	530,000	538,659
5.23%, 01/09/2029*	745,000	754,792
5.34%, 01/10/2030*	665,000	679,159
5.86%, 01/09/2036*	400,000	413,663
Danske Bank A/S
4.61%, 10/02/2030*	303,000	302,076
5.02%, 03/04/2031*	465,000	469,543
5.71%, 03/01/2030*	580,000	600,229
Deutsche Bank AG
2.31%, 11/16/2027	2,867,000	2,782,151
5.00%, 09/11/2030	260,000	262,175
5.30%, 05/09/2031	710,000	721,819
5.37%, 01/10/2029	435,000	442,246
5.40%, 09/11/2035	270,000	269,387
5.41%, 05/10/2029	440,000	453,809
6.72%, 01/18/2029	2,978,000	3,118,681
6.82%, 11/20/2029	390,000	415,108
7.15%, 07/13/2027	545,000	557,098
Deutsche Bank AG/New York NY
4.95%, 08/04/2031	375,000	375,621
DNB Bank ASA
1.61%, 03/30/2028*	675,000	643,447
4.85%, 11/05/2030*	400,000	404,740
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	490,005
1.99%, 01/27/2032	1,250,000	1,084,517
2.38%, 07/21/2032	365,000	318,849
2.64%, 02/24/2028	599,000	581,373
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.69%, 06/05/2028	$ 1,308,000	$ 1,288,519
4.41%, 04/23/2039	530,000	477,692
4.69%, 10/23/2030	630,000	629,516
5.05%, 07/23/2030	260,000	264,183
5.22%, 04/23/2031	373,000	381,405
5.33%, 07/23/2035	550,000	555,618
6.48%, 10/24/2029	530,000	560,317
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	568,511
2.21%, 08/17/2029	415,000	386,361
2.36%, 08/18/2031	580,000	516,079
4.00%, 03/09/2026(1)	1,271,000	1,257,242
4.70%, 03/09/2031(1)	3,212,000	2,950,973
5.29%, 11/19/2030	415,000	423,706
6.33%, 03/09/2044	230,000	245,575
8.11%, 11/03/2033	600,000	694,060
Huntington Bancshares, Inc.
5.27%, 01/15/2031	310,000	316,462
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	3,102,592
2.96%, 05/13/2031	1,708,000	1,582,372
3.51%, 01/23/2029	3,928,000	3,842,368
4.01%, 04/23/2029	5,046,000	4,989,998
5.77%, 04/22/2035	1,763,000	1,849,002
KBC Group NV
4.93%, 10/16/2030*	360,000	362,624
KeyCorp
4.79%, 06/01/2033	110,000	107,768
5.12%, 04/04/2031	470,000	475,048
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	449,228
3.75%, 01/11/2027	1,106,000	1,094,179
4.58%, 12/10/2025	200,000	199,886
5.46%, 01/05/2028	475,000	480,190
5.68%, 01/05/2035	515,000	528,720
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	301,571
6.13%, 03/08/2027*(1)	4,363,000	4,406,032
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	4,800,000	4,252,910
5.16%, 04/24/2031	200,000	204,200
Mizuho Financial Group, Inc.
2.87%, 09/13/2030	337,000	314,433
4.71%, 07/08/2031	605,000	603,707
5.32%, 07/08/2036	1,265,000	1,271,619
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,194,300
2.70%, 01/22/2031	272,000	250,668
3.13%, 07/27/2026	73,000	72,086
3.22%, 04/22/2042	705,000	535,220
3.77%, 01/24/2029	278,000	273,371
4.30%, 01/27/2045	275,000	234,297
4.35%, 09/08/2026	75,000	74,805
4.43%, 01/23/2030	457,000	455,577
4.46%, 04/22/2039	300,000	277,435
5.04%, 07/19/2030	210,000	213,620
5.16%, 04/20/2029	765,000	777,334
5.32%, 07/19/2035	285,000	288,587
5.42%, 07/21/2034	1,632,000	1,671,348
5.45%, 07/20/2029	688,000	706,198
5.47%, 01/18/2035	264,000	270,434
NatWest Group PLC
4.45%, 05/08/2030	250,000	248,242

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.89%, 05/18/2029	$ 400,000	$ 403,410
5.08%, 01/27/2030	355,000	359,805
5.12%, 05/23/2031	405,000	411,128
5.78%, 03/01/2035	495,000	513,828
6.02%, 03/02/2034	416,000	439,819
NatWest Markets PLC
5.41%, 05/17/2029*	815,000	839,766
Northern Trust Corp.
3.38%, 05/08/2032	105,000	101,677
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	390,000	389,709
4.90%, 05/13/2031	520,000	525,703
5.07%, 01/24/2034	606,000	607,848
5.37%, 07/21/2036	90,000	90,933
Royal Bank of Canada
4.65%, 10/18/2030	625,000	625,071
Santander Holdings USA, Inc.
6.17%, 01/09/2030	570,000	593,850
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	452,712
4.86%, 09/11/2030	410,000	410,437
5.69%, 04/15/2031	680,000	703,755
6.53%, 01/10/2029	800,000	832,968
Skandinaviska Enskilda Banken AB
5.38%, 03/05/2029*	650,000	668,010
Societe Generale SA
1.79%, 06/09/2027*	420,000	409,307
2.89%, 06/09/2032*	980,000	867,766
3.00%, 01/22/2030*	352,000	326,265
3.34%, 01/21/2033*	700,000	623,448
5.25%, 02/19/2027*	466,000	469,488
5.51%, 05/22/2031*	1,734,000	1,768,503
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	423,575
5.69%, 05/14/2028*	240,000	244,127
7.77%, 11/16/2028*	260,000	277,236
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,395,597
3.04%, 07/16/2029	1,142,000	1,079,839
5.24%, 04/15/2030	300,000	307,800
5.71%, 01/13/2030	330,000	344,850
Toronto-Dominion Bank
5.30%, 01/30/2032	445,000	456,629
Truist Financial Corp.
5.71%, 01/24/2035	308,000	318,693
7.16%, 10/30/2029	680,000	734,016
UBS AG
7.50%, 02/15/2028	250,000	268,559
UBS Group AG
3.87%, 01/12/2029*	250,000	245,980
4.13%, 09/24/2025*	1,627,000	1,625,440
4.38%, 02/10/2031*(1)	3,708,000	3,323,311
6.30%, 09/22/2034*	200,000	214,493
6.54%, 08/12/2033*	260,000	283,121
UniCredit SpA
1.98%, 06/03/2027*	330,000	322,848
US Bancorp
5.08%, 05/15/2031	510,000	519,149
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,807,382
5.20%, 01/23/2030	410,000	418,733
5.21%, 12/03/2035	1,280,000	1,283,471
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.39%, 04/24/2034	$ 536,000	$ 548,413
5.56%, 07/25/2034	485,000	500,479
5.57%, 07/25/2029	899,000	925,688
5.61%, 04/23/2036	1,835,000	1,889,965
6.30%, 10/23/2029	1,090,000	1,146,977
		155,747,182
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	498,000	482,890
Constellation Brands, Inc.
4.80%, 05/01/2030	754,000	758,028
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	131,612
		1,372,530
Biotechnology — 0.2%
Amgen, Inc.
5.60%, 03/02/2043	146,000	144,221
5.65%, 03/02/2053	1,045,000	1,010,499
Baxalta, Inc.
5.25%, 06/23/2045	14,000	13,015
Biogen, Inc.
5.75%, 05/15/2035	360,000	369,286
Gilead Sciences, Inc.
2.60%, 10/01/2040	1,240,000	883,685
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	781,464
Royalty Pharma PLC
2.15%, 09/02/2031	287,000	245,885
		3,448,055
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	184,301
Masco Corp.
2.00%, 10/01/2030	170,000	148,917
6.50%, 08/15/2032	250,000	265,687
Standard Industries, Inc.
4.38%, 07/15/2030*	3,257,000	3,083,529
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,120,186
		4,802,620
Chemicals — 0.1%
DowDuPont, Inc.
5.42%, 11/15/2048	500,000	499,779
DuPont de Nemours, Inc.
5.32%, 11/15/2038	180,000	184,671
EIDP, Inc.
5.13%, 05/15/2032	690,000	701,802
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	1,254,000	1,106,411
Nutrien, Ltd.
4.20%, 04/01/2029	75,000	74,095
5.00%, 04/01/2049	110,000	97,297
		2,664,055
Commercial Services — 0.8%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	2,790,000	2,819,871
5.80%, 04/15/2034*	718,000	737,235

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Element Fleet Management Corp.
5.04%, 03/25/2030*	$ 720,000	$ 726,195
6.27%, 06/26/2026*	355,000	359,521
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	171,955
7.00%, 10/15/2037*	719,000	824,833
Ford Foundation
2.82%, 06/01/2070	175,000	96,125
Global Payments, Inc.
2.90%, 05/15/2030	2,887,000	2,634,284
2.90%, 11/15/2031	1,048,000	920,047
5.30%, 08/15/2029	169,000	171,339
Pepperdine University
3.30%, 12/01/2059	290,000	182,496
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	483,211
2.90%, 10/01/2030	710,000	652,652
Toll Road Investors Partnership II LP
Zero Coupon, 02/15/2026*	939,000	906,295
Zero Coupon, 02/15/2029*	2,723,000	2,066,442
Zero Coupon, 02/15/2031*	939,000	633,791
Zero Coupon, 02/15/2043*	1,484,091	492,555
University of Southern California
3.23%, 10/01/2120	280,000	158,636
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	413,468
		15,450,951
Computers — 0.4%
Accenture Capital, Inc.
4.50%, 10/04/2034	260,000	251,605
Apple, Inc.
2.70%, 08/05/2051	890,000	554,882
CGI, Inc.
2.30%, 09/14/2031	776,000	672,638
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,866,381
5.30%, 04/01/2032	1,015,000	1,035,598
Leidos, Inc.
2.30%, 02/15/2031	235,000	205,775
		6,586,879
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,648,127
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
6.10%, 01/15/2027	610,000	621,580
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	835,000	812,873
3.00%, 10/29/2028	1,255,000	1,194,362
3.30%, 01/30/2032	1,477,000	1,336,233
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	370,000	373,649
American Express Co.
4.92%, 07/20/2033	245,000	245,790
5.44%, 01/30/2036	445,000	453,772
Aviation Capital Group LLC
5.13%, 04/10/2030*	355,000	357,524
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	$ 1,762,000	$ 1,734,338
2.53%, 11/18/2027*	3,265,000	3,111,237
2.75%, 02/21/2028*	257,000	243,768
4.25%, 04/15/2026*	1,194,000	1,189,011
4.38%, 05/01/2026*	614,000	610,805
4.95%, 01/15/2028*	125,000	125,562
5.15%, 01/15/2030*	195,000	196,479
5.50%, 01/15/2026*	1,270,000	1,272,781
5.75%, 03/01/2029*	414,000	424,875
5.75%, 11/15/2029*	235,000	241,917
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	92,180
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	415,066
5.82%, 02/01/2034	1,300,000	1,344,701
6.05%, 02/01/2035	1,689,000	1,759,620
6.38%, 06/08/2034	2,029,000	2,165,780
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,289,550
5.85%, 05/19/2034	2,505,000	2,655,140
6.14%, 08/24/2034	1,643,000	1,773,059
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,453,865
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	1,023,000	1,056,543
Jane Street Group/JSG Finance, Inc.
6.75%, 05/01/2033*	3,100,000	3,172,481
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	2,072,661
6.00%, 05/20/2034	1,976,000	2,041,877
6.75%, 11/17/2028	689,000	731,590
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	867,646
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	285,000	284,760
5.20%, 03/27/2028*	595,000	600,551
Nasdaq, Inc.
5.55%, 02/15/2034	162,000	168,076
Nomura Holdings, Inc.
2.68%, 07/16/2030	350,000	316,292
		43,807,994
Electric — 2.4%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	63,191
AES Corp.
5.80%, 03/15/2032	510,000	517,688
Alabama Power Co.
3.75%, 03/01/2045	50,000	38,680
4.10%, 01/15/2042	63,000	52,198
5.70%, 02/15/2033	100,000	104,991
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	267,977
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,702,838
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	154,884
5.65%, 06/01/2054	330,000	327,181
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	188,020
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,744,511

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Calpine Corp.
3.75%, 03/01/2031*	$ 2,005,000	$ 1,885,017
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	276,802
5.95%, 12/15/2036	100,000	103,027
CMS Energy Corp.
2.95%, 02/15/2027	116,000	113,069
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	91,122
Constellation Energy Generation LLC
5.75%, 10/01/2041	950,000	951,587
5.80%, 03/01/2033	109,000	115,093
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	840,737	846,487
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	154,000
DTE Electric Co.
3.70%, 03/15/2045	111,000	85,766
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2038	380,000	400,104
Duke Energy Corp.
3.75%, 09/01/2046	705,000	521,733
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	105,926
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	197,691
4.15%, 12/01/2044	180,000	146,906
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	307,740
3.62%, 08/01/2027*	400,000	386,997
Electricite de France SA
5.95%, 04/22/2034*	375,000	391,549
6.90%, 05/23/2053*	983,000	1,053,926
Emera US Finance LP
4.75%, 06/15/2046	320,000	264,238
Empire District Bondco LLC
4.94%, 01/01/2035	802,097	806,126
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	3,115,501
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	346,435
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	149,578
3.05%, 06/01/2031	145,000	133,468
5.80%, 03/15/2055	150,000	149,604
Entergy Mississippi LLC
5.85%, 06/01/2054	210,000	209,686
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	79,196
5.40%, 04/01/2034	211,000	215,615
Evergy, Inc.
2.90%, 09/15/2029	239,000	223,677
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,187,437
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	72,557
Fortis, Inc.
3.06%, 10/04/2026	127,000	124,535
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	194,378
4.95%, 09/22/2027*	585,000	588,809
Security Description	Shares or Principal Amount	Value

Electric (continued)
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	$ 2,876,000	$ 2,521,676
4.30%, 01/15/2026*	245,000	244,358
5.10%, 01/15/2035	155,000	154,361
6.15%, 06/01/2037	100,000	106,769
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	190,231
Nevada Power Co.
5.38%, 09/15/2040	96,000	94,391
New England Power Co.
3.80%, 12/05/2047*	140,000	105,850
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	111,231
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	396,644
6.00%, 07/03/2055*	40,000	39,990
NRG Energy, Inc.
2.45%, 12/02/2027*	395,000	374,278
4.45%, 06/15/2029*	300,000	295,057
OGE Energy Corp.
5.45%, 05/15/2029	140,000	144,261
Ohio Power Co.
2.90%, 10/01/2051	335,000	202,905
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	279,463
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,171,743
3.00%, 06/15/2028	1,428,000	1,359,513
3.30%, 08/01/2040	3,970,000	2,903,675
3.75%, 08/15/2042	75,000	54,329
4.30%, 03/15/2045	130,000	100,017
4.45%, 04/15/2042	420,000	338,376
5.80%, 05/15/2034	683,000	693,112
5.90%, 10/01/2054	40,000	37,492
6.40%, 06/15/2033	355,000	374,558
6.75%, 01/15/2053	25,000	25,950
Pacific Gas and Electric Co.
6.00%, 08/15/2035	1,285,000	1,309,939
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	135,426
PG&E Recovery Funding LLC
5.23%, 06/01/2042	345,000	338,933
5.53%, 06/01/2051	410,000	404,969
5.54%, 07/15/2049	420,000	412,586
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	286,898
5.10%, 06/01/2054	385,000	355,810
5.21%, 12/01/2049	205,000	195,203
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	225,805
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	167,815
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	37,795
Public Service Co. of Oklahoma
5.20%, 01/15/2035	110,000	109,754
6.63%, 11/15/2037	450,000	484,441
Public Service Electric & Gas Co.
3.00%, 03/01/2051	675,000	440,535
5.70%, 12/01/2036	100,000	104,191
Puget Energy, Inc.
5.73%, 03/15/2035	205,000	205,458

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
San Diego Gas & Electric Co.
2.95%, 08/15/2051	$ 445,000	$ 280,571
SCE Recovery Funding LLC
4.70%, 06/15/2042	364,989	356,531
5.11%, 12/14/2049	165,000	155,571
Sigeco Securitization I LLC
5.03%, 11/15/2038	341,473	344,342
Southern California Edison Co.
4.05%, 03/15/2042	350,000	272,280
5.55%, 01/15/2036	100,000	97,310
5.75%, 04/15/2054	660,000	605,854
5.88%, 12/01/2053	447,000	418,074
5.90%, 03/01/2055	255,000	240,036
Southern Co.
5.20%, 06/15/2033	696,000	707,857
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	82,695
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	86,749
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	153,015
Vistra Operations Co. LLC
5.70%, 12/30/2034*	155,000	157,794
6.00%, 04/15/2034*	318,000	330,053
		42,982,061
Electronics — 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,280,048
5.88%, 04/10/2034	1,627,000	1,673,086
Honeywell International, Inc.
5.25%, 03/01/2054	440,000	414,039
		4,367,173
Entertainment — 0.0%
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	749,181
Food — 0.5%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	326,099
5.38%, 01/09/2036*	200,000	198,103
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	98,854
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	490,000	455,797
6.75%, 03/15/2034	520,000	566,029
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036*	610,000	607,517
6.38%, 04/15/2066*	685,000	675,143
Kraft Heinz Foods Co.
4.63%, 10/01/2039	400,000	349,693
Kroger Co.
5.00%, 09/15/2034	190,000	187,948
5.00%, 04/15/2042	400,000	364,865
5.50%, 09/15/2054	140,000	132,109
Mars, Inc.
5.65%, 05/01/2045*	745,000	739,882
Mondelez International, Inc.
2.63%, 09/04/2050	250,000	146,939
Security Description	Shares or Principal Amount	Value

Food (continued)
Performance Food Group, Inc.
6.13%, 09/15/2032*	$ 2,170,000	$ 2,203,607
Post Holdings, Inc.
4.50%, 09/15/2031*	270,000	249,565
4.63%, 04/15/2030*	681,000	650,493
5.50%, 12/15/2029*	801,000	794,057
The Campbell's Company
3.13%, 04/24/2050	145,000	92,912
Tyson Foods, Inc.
5.70%, 03/15/2034	340,000	351,281
		9,190,893
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(2)(3)	258,200	64,550
Pindo Deli Pulp & Paper Mills PT FRS
8.51%, (3 ML+3.00%), 04/28/2027*†(2)(4)	941,586	0
		64,550
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	283,130
5.13%, 09/16/2034*	910,000	899,514
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	222,880
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,414,676
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	194,189
NiSource, Inc.
1.70%, 02/15/2031	360,000	306,938
3.60%, 05/01/2030	1,413,000	1,352,900
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	187,976
3.95%, 10/01/2046	71,000	54,574
		6,916,777
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	989,000	907,249
2.75%, 09/23/2026*	716,000	700,322
3.00%, 09/23/2029*	1,307,000	1,231,700
5.38%, 12/06/2032*	707,000	726,154
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	91,641
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	160,980
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	1,534,000	1,564,132
Solventum Corp.
5.60%, 03/23/2034	543,000	556,938
		5,939,116
Healthcare-Services — 1.3%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,446,438
Children's Hospital
2.93%, 07/15/2050	340,000	215,223
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	161,473
CommonSpirit Health
2.78%, 10/01/2030	275,000	250,750
3.91%, 10/01/2050	275,000	200,978

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Cottage Health Obligated Group
3.30%, 11/01/2049	$ 320,000	$ 220,341
Elevance Health, Inc.
4.65%, 08/15/2044	180,000	154,480
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	529,067
2.88%, 09/01/2050	400,000	249,511
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	482,987
HCA, Inc.
3.50%, 07/15/2051	137,000	90,086
3.63%, 03/15/2032	170,000	156,460
5.13%, 06/15/2039	335,000	314,073
5.45%, 09/15/2034	355,000	356,438
5.50%, 06/15/2047	390,000	360,882
5.75%, 03/01/2035	405,000	414,757
5.95%, 09/15/2054	200,000	192,923
6.10%, 04/01/2064	500,000	484,489
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,171,533
Icon Investments Six DAC
6.00%, 05/08/2034	1,524,000	1,559,686
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,347,893
Memorial Health Services
3.45%, 11/01/2049	620,000	435,908
MyMichigan Health
3.41%, 06/01/2050	155,000	106,457
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	455,166
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	179,937
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	284,462
Texas Health Resources
2.33%, 11/15/2050	220,000	120,943
4.33%, 11/15/2055	400,000	322,187
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,426,506
5.75%, 11/15/2038	1,296,000	1,282,118
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	225,145
3.50%, 08/15/2039	420,000	335,666
5.15%, 07/15/2034	3,146,000	3,155,067
5.88%, 02/15/2053	250,000	246,697
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	220,243
		23,156,970
Insurance — 1.0%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	191,302
Aon North America, Inc.
5.45%, 03/01/2034	650,000	664,889
5.75%, 03/01/2054	500,000	487,053
Athene Global Funding
2.95%, 11/12/2026*	1,125,000	1,101,481
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	312,732
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	798,714
4.95%, 03/17/2052	628,000	537,215
Security Description	Shares or Principal Amount	Value

Insurance (continued)
5.55%, 06/23/2035	$ 968,000	$ 978,543
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	210,000	216,340
F&G Global Funding
1.75%, 06/30/2026*	380,000	370,040
5.88%, 06/10/2027*	400,000	408,449
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	509,198
4.85%, 04/17/2028	2,552,000	2,566,426
5.63%, 08/16/2032	1,822,000	1,862,932
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	51,955
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	222,157
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	218,349
HUB International, Ltd.
7.25%, 06/15/2030*	2,009,000	2,094,254
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	235,825
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	195,927
Principal Financial Group, Inc.
4.11%, 02/15/2028*	321,000	317,319
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	2,862,000	3,071,793
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	161,679
		17,574,572
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	655,000	514,660
Meta Platforms, Inc.
5.40%, 08/15/2054	250,000	241,579
5.60%, 05/15/2053	525,000	520,725
Uber Technologies, Inc.
4.80%, 09/15/2034	240,000	235,735
		1,512,699
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	2,184,000	2,200,389
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,543,527
		3,743,916
Machinery-Diversified — 0.6%
CNH Industrial NV
3.85%, 11/15/2027	713,000	704,644
nVent Finance SARL
4.55%, 04/15/2028	225,000	223,676
Regal Rexnord Corp.
6.05%, 04/15/2028	829,000	853,998
6.30%, 02/15/2030	2,533,000	2,651,526
6.40%, 04/15/2033	1,964,000	2,076,063
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,582,674
		10,092,581
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	3,260,636

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	$ 260,000	$ 185,240
3.50%, 03/01/2042	275,000	193,481
3.70%, 04/01/2051	525,000	338,907
4.80%, 03/01/2050	510,000	395,446
5.25%, 04/01/2053	4,380,000	3,611,370
6.38%, 10/23/2035	471,000	486,922
6.83%, 10/23/2055	175,000	174,335
Comcast Corp.
3.20%, 07/15/2036	300,000	250,107
3.25%, 11/01/2039	550,000	428,236
3.90%, 03/01/2038	273,000	235,061
4.20%, 08/15/2034	630,000	592,038
5.35%, 05/15/2053	360,000	330,411
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	144,194
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,188,958
5.50%, 09/01/2041	700,000	628,829
		13,444,171
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.38%, 06/15/2045	100,000	84,072
Mining — 0.8%
Anglo American Capital PLC
2.88%, 03/17/2031*	1,551,000	1,407,261
3.88%, 03/16/2029*	1,901,000	1,854,781
4.75%, 03/16/2052*	2,499,000	2,087,554
5.75%, 04/05/2034*	755,000	780,119
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	345,000	353,465
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	355,268
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,313,000	2,167,051
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,133,750
2.85%, 04/27/2031*	2,121,000	1,908,771
5.63%, 04/04/2034*	390,000	397,631
Novelis Corp.
3.88%, 08/15/2031*	2,014,000	1,806,515
		14,252,166
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	311,181
Oil & Gas — 0.9%
Aker BP ASA
5.80%, 10/01/2054*	150,000	136,346
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	271,546
2.94%, 06/04/2051	500,000	310,224
ConocoPhillips Co.
5.50%, 01/15/2055	500,000	471,683
Coterra Energy, Inc.
5.40%, 02/15/2035	410,000	404,128
Devon Energy Corp.
5.75%, 09/15/2054	450,000	403,099
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,399,221
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
5.50%, 05/15/2034*	$ 3,097,000	$ 3,124,613
5.95%, 05/15/2054*	290,000	279,634
Eni USA, Inc.
7.30%, 11/15/2027	200,000	211,883
EQT Corp.
3.63%, 05/15/2031*	807,000	748,471
3.90%, 10/01/2027	1,076,000	1,061,051
5.00%, 01/15/2029	697,000	701,260
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	317,707
3.10%, 08/16/2049	510,000	339,464
Marathon Petroleum Corp.
4.75%, 09/15/2044	2,160,000	1,802,482
5.85%, 12/15/2045	974,000	932,583
Santos Finance, Ltd.
6.88%, 09/19/2033*	1,618,000	1,759,834
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	148,272
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,553,452
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	560,647
3.46%, 07/12/2049	385,000	271,503
		17,209,103
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	85,000	81,666
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	530,999
Packaging Corp. of America
4.05%, 12/15/2049	385,000	294,770
		825,769
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.05%, 11/21/2039	1,184,000	1,032,841
4.40%, 11/06/2042	275,000	240,794
4.50%, 05/14/2035	420,000	403,535
5.05%, 03/15/2034	115,000	116,452
AstraZeneca PLC
4.00%, 09/18/2042	110,000	92,689
6.45%, 09/15/2037	140,000	156,323
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	212,666
4.55%, 02/20/2048	121,000	103,022
Cencora, Inc.
5.15%, 02/15/2035	780,000	782,026
CVS Health Corp.
4.30%, 03/25/2028	75,000	74,499
CVS Pass-Through Trust
4.70%, 01/10/2036*	181,292	172,530
7.51%, 01/10/2032*	137,902	146,287
8.35%, 07/10/2031*	183,576	198,296
Eli Lilly & Co.
5.00%, 02/09/2054	330,000	304,623
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	742,336
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	609,681

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
3.18%, 07/09/2050	$ 693,000	$ 451,971
5.65%, 07/05/2044	292,000	288,909
		6,129,480
Pipelines — 1.8%
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	401,699
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	1,036,000	852,121
Cheniere Energy Partners LP
5.55%, 10/30/2035*	3,257,000	3,273,420
Cheniere Energy, Inc.
5.65%, 04/15/2034	260,000	264,474
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	165,000	165,703
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	1,130,000	1,128,522
5.96%, 02/15/2055*	765,000	734,449
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	230,000	236,952
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	304,654
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,444,915
5.63%, 04/05/2034	800,000	818,661
5.70%, 03/08/2033	972,000	1,006,853
Energy Transfer LP
4.15%, 09/15/2029	189,000	185,355
4.95%, 01/15/2043	567,000	485,215
5.55%, 02/15/2028	676,000	692,703
6.05%, 06/01/2041	677,000	675,881
Enterprise Products Operating LLC
4.95%, 02/15/2035	365,000	361,775
Flex Intermediate Holdco LLC
4.32%, 12/30/2039*	280,000	219,875
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	441,620	365,464
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	1,345,000	1,337,710
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,493,173
MPLX LP
4.95%, 03/14/2052	3,197,000	2,638,977
5.40%, 04/01/2035	395,000	390,591
5.50%, 06/01/2034	620,000	620,637
5.95%, 04/01/2055	210,000	198,926
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	363,697
ONEOK Partners LP
6.65%, 10/01/2036	240,000	258,878
Plains All American Pipeline LP
5.95%, 06/15/2035	465,000	477,216
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,711,940
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027*	130,000	130,439
5.03%, 10/01/2029*	150,000	149,868
Targa Resources Corp.
4.20%, 02/01/2033	507,000	474,001
4.95%, 04/15/2052	836,000	693,111
6.13%, 03/15/2033	2,375,000	2,497,693
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	$ 2,624,000	$ 2,694,872
Williams Cos., Inc.
5.60%, 03/15/2035	315,000	321,970
6.00%, 03/15/2055	85,000	84,875
		33,157,265
Private Equity — 0.0%
Brookfield Finance, Inc.
4.70%, 09/20/2047	35,000	30,232
4.85%, 03/29/2029	197,000	198,762
		228,994
Real Estate — 0.1%
CBRE Services, Inc.
5.95%, 08/15/2034	1,483,000	1,562,582
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	239,650
		1,802,232
REITS — 1.4%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	334,000	248,379
American Tower Corp.
1.88%, 10/15/2030	545,000	473,077
2.10%, 06/15/2030	300,000	266,241
3.70%, 10/15/2049	615,000	446,210
Boston Properties LP
2.55%, 04/01/2032	3,765,000	3,187,767
5.75%, 01/15/2035	1,501,000	1,509,845
6.50%, 01/15/2034	1,676,000	1,793,906
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	358,418
2.50%, 08/16/2031	215,000	187,809
5.75%, 02/15/2035	2,909,000	2,985,741
COPT Defense Properties LP
2.00%, 01/15/2029	175,000	159,790
2.75%, 04/15/2031	624,000	552,877
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	70,401
DOC DR LLC
2.63%, 11/01/2031	265,000	232,499
Equinix, Inc.
2.15%, 07/15/2030	2,406,000	2,140,147
Essex Portfolio LP
2.65%, 03/15/2032	365,000	318,740
Extra Space Storage LP
4.00%, 06/15/2029	415,000	407,014
Goodman US Finance Six LLC
5.13%, 10/07/2034*	185,000	183,552
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	210,017
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	628,575
3.50%, 07/15/2029	356,000	342,234
Iron Mountain, Inc.
4.50%, 02/15/2031*	3,295,000	3,116,118
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	256,749
NNN REIT, Inc.
5.50%, 06/15/2034	240,000	244,695
Regency Centers LP
4.13%, 03/15/2028	400,000	397,599

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Safehold GL Holdings LLC
2.80%, 06/15/2031	$ 1,200,000	$ 1,070,845
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,938,631
UDR, Inc.
2.10%, 08/01/2032	310,000	258,159
3.00%, 08/15/2031	55,000	49,925
3.20%, 01/15/2030	370,000	349,966
Welltower OP LLC
6.50%, 03/15/2041	250,000	274,328
WP Carey, Inc.
2.40%, 02/01/2031	395,000	348,011
		25,008,265
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
6.13%, 06/15/2029*	1,534,000	1,567,860
AutoZone, Inc.
1.65%, 01/15/2031	340,000	290,101
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,829,705
McDonald's Corp.
4.70%, 12/09/2035	155,000	150,723
6.30%, 10/15/2037	102,000	110,944
Penske Automotive Group, Inc.
3.75%, 06/15/2029	3,167,000	2,997,820
		6,947,153
Savings & Loans — 0.1%
Nationwide Building Society
2.97%, 02/16/2028*	950,000	925,918
5.54%, 07/14/2036*	230,000	232,452
		1,158,370
Semiconductors — 0.4%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	342,044
Broadcom, Inc.
3.14%, 11/15/2035*	2,538,000	2,130,329
3.19%, 11/15/2036*	710,000	585,920
4.93%, 05/15/2037*	1,552,000	1,499,802
5.05%, 07/12/2029	930,000	949,204
Intel Corp.
3.05%, 08/12/2051	165,000	95,388
3.25%, 11/15/2049	165,000	100,707
3.73%, 12/08/2047	130,000	88,966
5.70%, 02/10/2053	200,000	180,065
KLA Corp.
3.30%, 03/01/2050	350,000	242,351
Marvell Technology, Inc.
5.45%, 07/15/2035	385,000	388,338
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	640,062
3.25%, 05/11/2041	745,000	546,326
Texas Instruments, Inc.
5.05%, 05/18/2063	427,000	386,650
		8,176,152
Software — 0.5%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	622,000	612,503
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,607,179
Security Description	Shares or Principal Amount	Value

Software (continued)
4.40%, 07/01/2049	$ 175,000	$ 139,777
5.60%, 03/02/2033	1,191,000	1,224,190
Microsoft Corp.
3.04%, 03/17/2062	91,000	57,668
Oracle Corp.
3.60%, 04/01/2050	1,095,000	751,903
3.80%, 11/15/2037	200,000	169,685
3.85%, 07/15/2036	54,000	47,071
3.90%, 05/15/2035	46,000	41,244
4.30%, 07/08/2034	81,000	76,142
4.38%, 05/15/2055	200,000	153,606
4.90%, 02/06/2033	510,000	508,300
Roper Technologies, Inc.
4.75%, 02/15/2032	255,000	253,924
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,616,569
Synopsys, Inc.
5.70%, 04/01/2055	450,000	443,738
VMware LLC
1.40%, 08/15/2026	859,000	832,212
		9,535,711
Telecommunications — 0.9%
AT&T, Inc.
2.25%, 02/01/2032	765,000	656,537
3.50%, 06/01/2041	304,000	237,737
3.55%, 09/15/2055	1,393,000	933,956
Corning, Inc.
3.90%, 11/15/2049	355,000	267,951
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	944,780
NTT Finance Corp.
5.17%, 07/16/2032*	630,000	635,439
5.50%, 07/16/2035*	825,000	837,786
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,873,548
4.55%, 03/15/2052	3,354,000	2,720,654
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,645,678
3.40%, 10/15/2052	720,000	480,256
4.38%, 04/15/2040	317,000	280,059
Verizon Communications, Inc.
2.65%, 11/20/2040	495,000	347,065
4.78%, 02/15/2035	50,000	48,464
Vodafone Group PLC
5.63%, 02/10/2053	847,000	800,499
6.25%, 11/30/2032	300,000	322,548
		16,032,957
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	139,914
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	335,299
CSX Corp.
3.35%, 09/15/2049	85,000	58,970
4.75%, 11/15/2048	345,000	303,412
Union Pacific Corp.
4.10%, 09/15/2067	100,000	73,774
		911,369

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/2030	$ 500,000	$ 463,536
Total Corporate Bonds & Notes (cost $582,850,021)		555,423,160
ASSET BACKED SECURITIES — 9.3%
Auto Loan Receivables — 2.7%
American Credit Acceptance Receivables Trust
Series 2024-2, Class B 6.10%, 12/13/2027*	1,432,000	1,434,202
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	501,629	502,417
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	243,140	244,923
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,058,062
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	901,000	905,676
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,137,798
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	283,559	285,040
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	787,000	790,156
Consumer Portfolio Services Auto Trust
Series 2025-B, Class C 5.12%, 07/15/2031*	1,365,000	1,369,111
Credit Acceptance Auto Loan Trust
Series 2024-3A, Class C 5.39%, 01/16/2035*	1,800,000	1,811,767
Series 2023-3A, Class A 6.39%, 08/15/2033*	1,000,000	1,007,293
Series 2024-1A, Class C 6.71%, 07/17/2034*	1,490,000	1,529,635
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,620,913
DT Auto Owner Trust
Series 2023-2A, Class C 5.79%, 02/15/2029*	1,494,000	1,499,572
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	669,000	669,567
Series 2023-3, Class A2 6.40%, 03/20/2030*	739,236	749,355
Exeter Automobile Receivables Trust
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	2,093,284
Series 2025-1A, Class A2 4.70%, 09/15/2027	997,958	997,738
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,709,797
Series 2023-3A, Class C 6.21%, 06/15/2028	1,000,000	1,005,314
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
FHF Issuer Trust
Series 2024-1A, Class A2 5.69%, 02/15/2030*	$ 1,180,341	$ 1,190,381
Flagship Credit Auto Trust
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,723,683
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	1,546,921	1,528,183
Series 2025-2A, Class A2 4.75%, 03/15/2028*	307,000	307,136
Series 2025-2A, Class D 5.59%, 01/15/2031*	2,100,000	2,132,811
Series 2023-3A, Class C 6.01%, 05/15/2029*	758,000	763,746
Series 2024-2A, Class C 6.03%, 02/15/2030*	1,955,000	1,990,949
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	287,036	288,934
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	1,099,000	1,100,434
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3 4.74%, 01/16/2029	1,376,000	1,378,398
Series 2022-6, Class D 5.69%, 02/18/2031	2,200,000	2,216,461
Series 2024-3, Class D 5.97%, 10/15/2031	1,955,000	1,998,235
Series 2024-2, Class D 6.28%, 08/15/2031	1,456,000	1,500,551
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	1,223,000	1,223,914
Series 2025-AA, Class A2 4.63%, 07/20/2027*	1,873,368	1,874,964
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	930,690
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,323,163
Series 2023-4A, Class C 6.64%, 11/15/2028*	1,013,000	1,035,705
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,777,306
		48,707,264
Credit Card Receivables — 0.3%
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,704,019
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	1,580,000	1,590,136
Perimeter Master Note Business Trust
Series 2025-1A, Class A 5.58%, 12/16/2030*	1,850,000	1,839,130
		5,133,285

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 6.3%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 5.26%, (SOFR30A+0.91%), 12/26/2044*	$ 86,188	$ 83,957
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	381,170	354,166
Affirm Asset Securitization Trust
Series 2025-X1, Class A 5.08%, 04/15/2030*	484,259	484,508
American Homes 4 Rent Trust
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	498,730
AMSR Trust
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,675,853
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class A 5.81%, (TSFR1M+1.46%), 11/15/2036*	3,107,627	3,107,666
AREIT, Ltd. FRS
Series 2025-CRE10, Class AS 5.89%, (TSFR1M+1.54%), 01/17/2030*	2,314,123	2,308,337
Bain Capital Credit CLO, Ltd. FRS
Series 2021-6A, Class BR 5.88%, (TSFR3M+1.55%), 10/21/2034*	1,972,783	1,973,584
Series 2021-6A, Class CR 6.13%, (TSFR3M+1.80%), 10/21/2034*	1,562,236	1,554,512
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*	713,781	715,383
BG Beta I, Ltd.
6.28%, 07/16/2054	980,000	993,574
Black Diamond CLO, Ltd. FRS
Series 2021-1A, Class A2R 6.17%, (TSFR3M+1.85%), 11/22/2034*	3,583,333	3,583,724
Series 2019-2A, Class A2R 6.52%, (TSFR3M+2.20%), 07/23/2032*	2,724,119	2,726,925
Bridge Trust
Series 2022-SFR1, Class E1 6.30%, 11/17/2037*	1,500,000	1,495,755
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	486,080	494,939
Series 2024-1A, Class B 6.92%, 05/15/2039*	81,013	82,619
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	894,200	874,713
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	366,406	344,137
CFIN Issuer LLC
Series 2022-RTL1, Class AA 4.75%, 02/16/2026*(5)	337,147	334,251
Columbia Cent CLO 31, Ltd. FRS
Series 2021-31A, Class CR 6.18%, (TSFR3M+1.85%), 04/20/2034*	1,417,722	1,408,877
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	95,267	94,623
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,794,340
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	$ 1,250,000	$ 1,225,330
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	633,273	627,827
Diversified ABS Phase VIII LLC
Series 2024-1A, Class A1 7.08%, 05/30/2044*	1,596,925	1,607,147
DLLST LLC
Series 2024-1A, Class A2 5.33%, 01/20/2026*	54,915	54,926
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	605,303	618,839
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 6.13%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,507,156
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class CR2 6.22%, (TSFR3M+1.90%), 07/17/2034*	4,596,611	4,597,213
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,492,541
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,484,464
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	875,287
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(6)	2,200,000	2,088,062
Series 2021-GT2, Class A 3.85%, 10/25/2026*(6)	1,750,000	1,657,220
Series 2020-GT1, Class A 4.45%, 01/25/2026*(6)	2,000,000	1,946,320
Series 2024-SAT1, Class A 6.50%, 03/26/2027*(6)	2,160,000	2,166,764
Foundation Finance Trust
Series 2023-2A, Class D 9.10%, 06/15/2049*	1,130,096	1,200,873
FW Energy Asset Issuer LLC
7.15%, 08/25/2044	1,197,011	1,209,338
8.11%, 08/25/2044	453,670	458,391
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	461,473	391,763
Series 2017-2A, Class A 3.26%, 10/15/2053*	333,151	295,431
Series 2017-1A, Class A 3.74%, 10/15/2052*	69,847	63,829
Series 2017, Class R1 5.00%, 10/20/2051	27,998	27,485
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	988,228	966,267
Grene Energy
11.00%, 01/17/2061(7)	53,681	44,163
Harbourview CLO VII-R, Ltd. FRS
Series 7RA, Class B 6.29%, (TSFR3M+1.96%), 07/18/2031*	2,863,456	2,864,332
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	58,744	55,164

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2017-3A, Class A2 3.95%, 09/20/2048*	$ 221,375	$ 207,017
Series 2017-1A, Class A2 4.46%, 09/20/2047*	183,946	175,749
Identity Digital Capital LLC
6.79%, 03/20/2065(2)	2,000,000	2,000,000
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	534,991	536,194
Series 2022-1, Class A2 7.80%, 11/10/2037	840,990	842,756
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	1,386,815	1,386,953
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR2 5.78%, (TSFR3M+1.45%), 07/20/2031*	2,063,550	2,056,949
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	44,550	44,569
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 6.58%, (TSFR3M+2.26%), 07/27/2031*	3,200,273	3,205,902
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 7.33%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,906,842
MNR ABS Issuer I LLC
8.95%, 12/15/2038	676,991	688,795
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	236,292	226,337
Neuberger Berman Loan Advisers CLO 44, Ltd. FRS
Series 2021-44A, Class CR 6.02%, (TSFR3M+1.70%), 10/16/2035*	820,473	821,618
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class BR 6.16%, (TSFR3M+1.85%), 11/13/2031*	1,940,049	1,941,106
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	1,038,182	1,013,548
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	451,588	447,642
Octane Receivables Trust
Series 2021-1A, Class C 2.23%, 11/20/2028*	475,200	471,497
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	1,585,000	1,504,437
Series 2022-3A, Class A 5.94%, 05/15/2034*	946,901	951,390
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	364,968	356,133
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	1,100,000	1,080,200
Palmer Square Loan Funding, Ltd. FRS
Series 2025-1A, Class B 5.92%, (TSFR3M+1.60%), 02/15/2033*	2,000,000	1,982,800
Series 2025-2A, Class B 5.99%, (TSFR3M+1.70%), 07/15/2033*	4,500,000	4,500,599
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
PFP, Ltd. FRS
Series 2025-12, Class B 6.39%, (TSFR1M+2.04%), 12/18/2042*	$ 1,328,500	$ 1,330,160
PRET LLC VRS
Series 2021-RN4, Class A1 5.49%, 10/25/2051*(6)	1,964,775	1,964,535
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(6)	1,298,519	1,231,723
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,747,877
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,936,977
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,465,772
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,594,736
Reach ABS Trust
Series 2025-2A, Class B 5.12%, 08/18/2032*	1,040,000	1,040,525
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	94,947	88,055
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class BRR 5.88%, (TSFR3M+1.55%), 01/20/2036*	1,891,996	1,887,518
RT Finance LLC
Series 2023-1, Class A 7.85%, 10/15/2043	823,875	834,750
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	1,526,000	1,574,842
Store Master Funding
Series 2024-1A, Class A1 5.69%, 05/20/2054*	249,767	251,794
Series 2024-1A, Class A2 5.70%, 05/20/2054*	521,800	532,128
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	10,413	10,414
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,635,193
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class BR 6.17%, (TSFR3M+1.85%), 04/15/2034*	3,258,603	3,259,623
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027	1,999,176	1,901,037
VOLT C LLC
Series 2021-NPL9, Class A1 5.99%, 05/25/2051*(5)	307,832	307,473
VOLT CI LLC
Series 2021-NP10, Class A1 5.99%, 05/25/2051*(5)	150,236	150,029
VOLT XCIV LLC
Series 2021-NPL3, Class A1 6.24%, 02/27/2051*(5)	67,519	67,476
VOLT XCIX LLC
Series 2021-NPL8, Class A1 6.12%, 04/25/2051*(5)	33,821	33,797

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(5)	$ 165,659	$ 165,574
VOLT XCVI LLC
Series 2021-NPL5, Class A1 6.12%, 03/27/2051*(5)	18,016	18,007
VOLT XCVII LLC
Series 2021-NPL6, Class A1 6.24%, 04/25/2051*(5)	139,440	139,326
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 6.03%, (TSFR3M+1.71%), 10/15/2030*	1,058,177	1,058,973
Series 2012-4A, Class BR3 6.53%, (TSFR3M+2.21%), 10/15/2030*	446,999	447,434
Series 2012-4A, Class C1R3 7.88%, (TSFR3M+3.56%), 10/15/2030*	631,645	633,024
		116,169,110
Total Asset Backed Securities (cost $171,165,696)		170,009,659
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.3%
Commercial and Residential — 7.7%
Acrec FRS
Series 2025-FL3, Class AS 5.99%, (TSFR1M+1.64%), 08/18/2042*	2,224,000	2,205,932
ACREC, Ltd. FRS
Series 2021-FL1, Class C 6.61%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,389,565
Series 2021-FL1, Class D 7.11%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,666,431
Anchor Mtg. Trust
Series 2025-RTL1, Class A1 5.72%, 05/25/2040*(5)	955,000	953,462
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*(5)	1,512,730	1,499,974
Series 2024-10, Class A1 5.35%, 10/25/2069*(5)	2,675,230	2,660,426
Series 2024-12, Class A1 5.65%, 10/25/2069*(5)	2,414,210	2,411,411
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL3, Class C 6.31%, (TSFR1M+1.96%), 08/15/2034*	951,500	939,630
Series 2021-FL3, Class D 6.66%, (TSFR1M+2.31%), 08/15/2034*	527,000	516,472
Series 2021-FL4, Class C 6.76%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,848,227
Series 2022-FL1, Class D 7.34%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	5,052,840
ARDN 2025-ARCP Mtg. Trust FRS
Series 2025-ARCP, Class B 6.34%, (TSFR1M+2.00%), 06/15/2035*	3,177,000	3,178,347
AREIT Trust FRS
Series 2022-CRE6, Class B 6.20%, (SOFR30A+1.85%), 01/20/2037*	614,000	610,930
Series 2022-CRE6, Class C 6.50%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,248,201
Series 2022-CRE6, Class D 7.20%, (SOFR30A+2.85%), 01/20/2037*	537,000	524,918
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,672,397
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(6)	$ 1,486,048	$ 1,576,433
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,228,739
BDS LLC FRS
Series 2024-FL13, Class A 5.93%, (TSFR1M+1.58%), 09/19/2039*	712,500	716,061
Series 2025-FL14, Class B 6.04%, (TSFR1M+1.69%), 10/21/2042*	1,425,617	1,404,245
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 4.75%, 08/25/2033(6)	56,489	51,989
BMD2 Re-Remic Trust VRS
Series 2019-FRR1, Class 5A1 3.43%, 05/25/2052*(6)	1,843,000	1,709,153
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class C 6.76%, (TSFR1M+2.41%), 12/15/2038*	450,000	446,635
Series 2021-FL7, Class D 7.21%, (TSFR1M+2.86%), 12/15/2038*	513,000	504,034
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class B 5.90%, (TSFR1M+1.55%), 08/15/2042*	968,000	968,000
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.76%, (TSFR1M+1.41%), 05/15/2038*	2,281,000	2,259,924
Series 2021-FL4, Class B 6.01%, (TSFR1M+1.66%), 05/15/2038*	4,995,500	4,901,072
Series 2020-FL2, Class B 6.11%, (TSFR1M+1.76%), 02/15/2038*	875,000	864,797
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,940,864
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(6)	843,000	818,651
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*(5)	1,782,047	1,770,123
COMM Mtg. Trust
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,965,230
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(6)	1,790,000	1,740,355
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	147,067	144,115
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(6)	1,000,000	957,342
Deephaven Residential Mtg. Trust
Series 2024-1, Class A1 5.74%, 07/25/2069*(5)	3,358,299	3,366,940
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 5.21%, (TSFR1M+0.85%), 07/19/2044	319,560	303,974
ELM Trust VRS
Series 2024-ELM, Class C10 6.19%, 06/10/2039*(6)	433,675	435,760

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2024-ELM, Class C15 6.19%, 06/10/2039*(6)	$ 591,167	$ 594,360
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(6)	1,953,579	1,960,549
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 4.97%, (TSFR1M+0.61%), 09/25/2035	1,987	1,985
ILPT Commercial Mtg. Trust VRS
Series 2025-LPF2, Class A 5.29%, 07/13/2042*(6)	2,218,000	2,239,014
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.25%, 03/25/2035(6)	40,528	38,672
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 5.04%, 10/25/2033(6)	73,945	70,350
LFT CRE, Ltd. FRS
Series 2021-FL1, Class C 6.41%, (TSFR1M+2.06%), 06/15/2039*	2,150,000	2,116,576
LoanCore Issuer LLC FRS
Series 2025-CRE8, Class AS 5.93%, (TSFR1M+1.59%), 08/17/2042*	4,351,500	4,329,756
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 6.21%, (TSFR1M+1.86%), 07/15/2036*	3,077,500	3,076,619
Series 2021-CRE5, Class B 6.46%, (TSFR1M+2.11%), 07/15/2036*	1,115,000	1,112,240
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 5.11%, (TSFR1M+0.75%), 10/25/2028	38,300	37,286
Series 2003-G, Class A2 5.38%, (TSFR6M+1.11%), 01/25/2029	120,918	118,604
MF1 LLC FRS
Series 2025-FL19, Class A 5.84%, (TSFR1M+1.49%), 05/18/2042*	2,337,221	2,350,366
Series 2025-FL17, Class AS 5.92%, (TSFR1M+1.57%), 02/18/2040*	2,216,049	2,210,511
Series 2025-FL17, Class B 6.14%, (TSFR1M+1.79%), 02/18/2040*	1,401,955	1,398,449
Series 2024-FL16, Class AS 6.29%, (TSFR1M+1.94%), 11/18/2039*	2,541,544	2,543,128
Series 2024-FL14, Class AS 6.59%, (TSFR1M+2.24%), 03/19/2039*	2,090,344	2,095,571
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 6.16%, (TSFR1M+1.81%), 07/15/2036*	1,348,500	1,333,618
MF1, Ltd. FRS
Series 2024-FL15, Class AS 6.39%, (TSFR1M+2.04%), 08/18/2041*	2,321,000	2,322,452
Series 2022-FL8, Class C 6.55%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,321,296
Series 2020-FL4, Class AS 6.56%, (TSFR1M+2.21%), 12/15/2035*	1,334,500	1,334,501
Series 2022-FL8, Class D 7.00%, (TSFR1M+2.65%), 02/19/2037*	767,466	758,449
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-NQM4, Class A1 5.59%, 06/25/2070*(5)	1,724,912	1,726,458
Series 2024-NQM1, Class A1 6.15%, 12/25/2068*(5)	1,339,591	1,345,663
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	$ 1,920,000	$ 1,689,600
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	902,437
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(6)	1,808,281	1,926,577
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(5)	1,200,000	1,195,293
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(5)	1,585,000	1,595,018
New Residential Mtg. Loan Trust VRS
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(6)	4,555,197	4,547,844
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*(5)	1,013,625	1,008,599
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(5)	1,417,045	1,426,005
PFP, Ltd. FRS
Series 2024-11, Class A 6.17%, (TSFR1M+1.83%), 09/17/2039*	2,667,893	2,671,228
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(5)	413,143	404,622
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 6.67%, (TSFR1M+2.31%), 11/25/2036*	720,000	716,342
Series 2021-FL7, Class D 7.42%, (TSFR1M+3.06%), 11/25/2036*	845,000	840,726
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	650,000	661,978
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 5.15%, (TSFR1M+0.79%), 10/20/2034	215,408	196,821
Series 2003-1, Class 1A 5.23%, (TSFR1M+0.87%), 04/20/2033	184,437	172,976
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,757,017
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 6.29%, (SOFR30A+1.95%), 11/15/2038*	759,000	751,410
Series 2022-FL3, Class C 6.54%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,421,640
Series 2021-FL2, Class C 6.56%, (TSFR1M+2.21%), 04/18/2038*	1,072,500	1,059,700
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 4.97%, (TSFR1M+0.61%), 07/19/2035	108,265	105,829
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.58%, 12/25/2044(6)	31,014	29,926
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(5)	1,400,000	1,395,826
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	2,505,309	2,201,260

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	$ 2,736,930	$ 2,676,142
Verus Securitization Trust
Series 2024-1, Class A1 5.71%, 01/25/2069*(5)	722,923	722,964
Verus Securitization Trust VRS
Series 2024-8, Class A1 5.36%, 10/25/2069*(6)	600,567	599,242
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 4.93%, (TSFR1M+0.57%), 04/25/2045	12,646	12,827
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,080,471
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,851,326
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	5,103,165
		140,614,883
U.S. Government Agency — 3.6%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.57%, 11/25/2049*(6)	690,000	677,345
Series 2018-W5FX, Class BFX 3.66%, 04/25/2028*(6)	2,000,000	1,885,904
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	2,019,531
Series K065, Class A2 3.24%, 04/25/2027	776,000	762,028
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.08%, 07/25/2029(6)(8)	1,874,115	67,924
Series K098, Class X1 1.14%, 08/25/2029(6)(8)	3,257,462	126,312
Series K110, Class XAM 1.84%, 04/25/2030(6)(8)	914,237	69,073
Series W5FX, Class AFX 3.21%, 04/25/2028(6)	719,000	700,097
Series K070, Class A2 3.30%, 11/25/2027(6)	681,000	666,985
Series K-150, Class A2 3.71%, 09/25/2032(6)	1,895,000	1,800,427
Series K077, Class AM 3.85%, 05/25/2028(6)	2,745,000	2,710,083
Series K081, Class A2 3.90%, 08/25/2028(6)	1,255,000	1,242,999
Series K-160, Class A2 4.50%, 08/25/2033(6)	2,000,000	1,985,896
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(9)	206,563	171,178
Series 3582, Class MO Zero Coupon, 10/15/2039(9)	208,233	185,982
Series 4371, Class GZ 2.00%, 05/15/2042	1,351,269	1,208,088
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 5190, Class EC 2.00%, 12/25/2051	$ 1,632,314	$ 1,448,795
Series 4474, Class HJ 3.00%, 07/15/2039	52,766	50,286
Series 4623, Class WI 4.00%, 08/15/2044(8)	23,797	2,117
Series 4471, Class PI 4.50%, 12/15/2040(8)	9,810	907
Series 2691, Class ZU 5.50%, 09/15/2033	689,166	708,907
Series 3845, Class AI 5.50%, 02/15/2036(8)	24,881	3,953
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 4.95%, (SOFR30A+0.61%), 07/15/2042	97,900	96,667
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	186,756	159,948
Series 2023-1, Class MT 3.00%, 10/25/2062	1,762,524	1,463,901
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,183,499	1,863,054
Series 2018-1, Class M60C 3.50%, 05/25/2057	1,852,331	1,705,326
Series 2019-1, Class MT 3.50%, 07/25/2058	1,036,785	912,263
Series 2019-2, Class MA 3.50%, 08/26/2058	1,863,297	1,779,073
Series 2019-3, Class MB 3.50%, 10/25/2058	788,583	638,487
Series 2019-3, Class MV 3.50%, 10/25/2058	176,341	164,057
Series 2024-2, Class MT 3.50%, 05/25/2064	2,090,891	1,786,788
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,363,738	1,273,663
Series 2019-4, Class M55D 4.00%, 02/25/2059	735,927	683,016
Series 2022-2, Class M5TU 4.00%, 04/25/2062	2,223,973	2,061,018
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042	359,197	325,374
3.00%, 01/15/2044	141,457	126,322
3.50%, 07/15/2042	742,095	691,564
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,507,622	1,463,896
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	296,760	258,645
Series 2020-M50, Class A2 1.20%, 10/25/2030	328,565	310,780
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	249,496	231,388
Series 2016-19, Class AD 2.00%, 04/25/2046	79,243	73,229
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	87,666	6,227
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	19,022	1,106
Series 2016-38, Class NA 3.00%, 01/25/2046	223,194	209,220

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2010-43, Class AH 3.25%, 05/25/2040	$ 37,627	$ 35,648
Series 2014-10, Class KM 3.50%, 09/25/2043	79,142	76,978
Series 2014-35, Class CA 3.50%, 06/25/2044	50,773	49,573
Series 2019-7, Class CA 3.50%, 11/25/2057	618,043	592,734
Series 2010-113, Class GB 4.00%, 10/25/2040	52,442	51,641
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	144,980	26,673
Series 2010-47, Class MB 5.00%, 09/25/2039	513,571	522,977
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,245,766	1,292,096
Series 2002-56, Class ZQ 6.00%, 09/25/2032	110,834	114,096
Series 2005-109, Class GE 6.00%, 12/25/2035	1,210,376	1,229,387
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(6)	2,400,000	2,030,677
Series 2020-M50, Class X1 1.82%, 10/25/2030(6)(8)	5,100,774	203,658
Series 2021-M3, Class X1 1.90%, 11/25/2033(6)(8)	4,324,866	281,247
Series 2020-M38, Class X2 1.97%, 11/25/2028(6)(8)	1,969,336	84,458
Series 2022-M1S, Class A2 2.08%, 04/25/2032(6)	2,470,000	2,129,237
Series 2017-M3, Class A2 2.46%, 12/25/2026(6)	218,037	212,408
Series 2017-M5, Class A2 3.01%, 04/25/2029(6)	568,548	546,248
Series 2017-M8, Class A2 3.06%, 05/25/2027(6)	823,230	804,971
Series 2017-M12, Class A2 3.06%, 06/25/2027(6)	730,659	713,384
Series 2018-M4, Class A2 3.06%, 03/25/2028(6)	597,895	579,703
Series 2018-M3, Class A2 3.06%, 02/25/2030(6)	407,886	387,915
Series 2015-M10, Class A2 3.09%, 04/25/2027(6)	723,755	709,185
Series 2018-M10, Class A2 3.35%, 07/25/2028(6)	1,467,800	1,432,434
Series 2022-M2S, Class A2 3.76%, 08/25/2032(6)	1,650,000	1,567,126
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	64,466	54,874
Series 2021-77, Class PA 1.00%, 08/20/2050	1,019,127	773,671
Series 2011-123, Class MA 4.00%, 07/20/2041	76,088	73,560
Series 2012-12, Class KN 4.50%, 09/20/2041	50,047	49,990
Series 2005-55, Class Z 4.75%, 07/20/2035	1,002,379	995,847
Series 2009-92, Class ZC 5.00%, 10/20/2039	464,657	465,023
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2010-105, Class B 5.00%, 08/20/2040	$ 448,884	$ 450,160
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 4.88%, (TSFR1M+0.55%), 06/20/2065	170,845	170,974
Series 2015-H16, Class FG 4.88%, (TSFR1M+0.55%), 07/20/2065	406,115	406,411
Series 2015-H16, Class FL 4.88%, (TSFR1M+0.55%), 07/20/2065	682,647	683,149
Series 2011-H06, Class FA 4.89%, (TSFR1M+0.56%), 02/20/2061	181,410	181,598
Series 2015-H05, Class FC 4.92%, (TSFR1M+0.59%), 02/20/2065	1,018,599	1,019,798
Series 2015-H06, Class FA 4.92%, (TSFR1M+0.59%), 02/20/2065	515,933	516,625
Series 2015-H07, Class ES 4.92%, (TSFR1M+0.58%), 02/20/2065	275,949	276,310
Series 2015-H08, Class FC 4.92%, (TSFR1M+0.59%), 03/20/2065	1,290,780	1,292,351
Series 2015-H12, Class FA 4.92%, (TSFR1M+0.59%), 05/20/2065	474,531	475,064
Series 2013-H18, Class EA 4.94%, (TSFR1M+0.61%), 07/20/2063	29,040	29,103
Series 2015-H23, Class FB 4.96%, (TSFR1M+0.63%), 09/20/2065	289,183	289,658
Series 2015-H26, Class FG 4.96%, (TSFR1M+0.63%), 10/20/2065	227,682	228,085
Series 2012-H08, Class FB 5.04%, (TSFR1M+0.71%), 03/20/2062	98,468	98,776
Series 2014-H09, Class TA 5.04%, (TSFR1M+0.71%), 04/20/2064	49,344	49,544
Series 2015-H29, Class FL 5.04%, (TSFR1M+0.71%), 11/20/2065	716,811	718,516
Series 2015-H30, Class FE 5.04%, (TSFR1M+0.71%), 11/20/2065	954,257	956,557
Series 2015-H32, Class FH 5.10%, (TSFR1M+0.77%), 12/20/2065	236,920	237,677
Series 2016-H26, Class FC 5.44%, (TSFR1M+1.11%), 12/20/2066	153,990	154,740
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.23%, 10/20/2040(6)	476,524	490,387
Series 2015-137, Class WA 5.55%, 01/20/2038(6)	14,877	15,290
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1 3.00%, 05/25/2035	2,169,752	1,983,728
		65,591,749
Total Collateralized Mortgage Obligations (cost $212,596,968)		206,206,632
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 46.9%
U.S. Government — 28.0%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	317,952
1.38%, 11/15/2040(10)	17,380,000	11,009,823
1.63%, 11/15/2050	2,825,000	1,466,903
1.75%, 08/15/2041	6,050,000	3,983,783
1.88%, 02/15/2041 to 11/15/2051	16,502,800	10,264,187
2.00%, 08/15/2051	2,400,000	1,363,313
2.25%, 05/15/2041 to 02/15/2052	12,220,000	7,730,749
2.38%, 02/15/2042 to 11/15/2049	14,100,000	9,919,701
2.75%, 08/15/2042	4,100,000	3,105,109

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.88%, 05/15/2043 to 05/15/2052	$ 6,954,000	$ 5,140,626
3.00%, 11/15/2044 to 08/15/2052	7,503,000	5,393,582
3.13%, 02/15/2043	4,020,000	3,197,941
3.38%, 05/15/2044	3,500,000	2,845,664
3.50%, 02/15/2039	351,200	314,091
3.63%, 08/15/2043 to 02/15/2053	13,698,000	11,269,070
3.75%, 11/15/2043	9,944,000	8,587,188
3.88%, 08/15/2040 to 05/15/2043	7,900,000	7,175,299
4.25%, 11/15/2040 to 08/15/2054	23,108,000	20,802,082
4.38%, 02/15/2038 to 08/15/2043	20,860,000	19,679,363
4.50%, 02/15/2044 to 11/15/2054	27,760,000	26,509,437
4.63%, 11/15/2044	2,785,000	2,694,052
4.75%, 11/15/2043 to 11/15/2053	8,650,000	8,524,937
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,795,201	1,815,257
2.50%, 01/15/2029(11)	5,704,256	5,929,662
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2029 to 02/15/2041	56,343,724	40,352,081
United States Treasury Notes
0.63%, 12/31/2027 to 08/15/2030	12,705,000	11,705,794
1.25%, 08/15/2031	490,000	416,672
1.50%, 02/15/2030	660,000	594,000
1.63%, 05/15/2031	18,145,000	15,903,100
1.88%, 02/28/2029	3,105,000	2,896,747
2.75%, 05/31/2029	400,000	383,594
2.88%, 04/30/2029 to 05/15/2032	29,385,000	27,712,070
3.13%, 08/31/2029	2,235,000	2,168,561
3.25%, 06/30/2029	7,000,000	6,832,109
3.50%, 02/15/2033	5,300,000	5,066,055
3.75%, 04/15/2028 to 05/31/2030	27,600,000	27,459,312
4.00%, 04/30/2032 to 02/15/2034	28,631,300	28,202,091
4.13%, 07/31/2028	65,500,000	65,942,637
4.25%, 06/30/2029 to 11/15/2034	84,965,000	85,443,531
4.50%, 11/15/2033	11,525,000	11,729,389
4.88%, 10/31/2030	210,000	218,753
		512,066,267
U.S. Government Agency — 18.9%
Federal Home Loan Mtg. Corp.
2.00%, 05/01/2037 to 03/01/2052	17,731,675	14,025,329
2.50%, 08/01/2036 to 07/01/2053	11,208,282	9,275,259
3.00%, 10/01/2037 to 10/01/2053	18,641,974	16,144,312
3.50%, 11/01/2037 to 05/01/2055	7,039,666	6,387,611
3.75%, 08/01/2032	2,200,000	2,084,164
4.00%, 08/01/2037 to 03/01/2055	2,878,510	2,701,165
4.50%, 07/01/2040 to 11/01/2052	3,012,117	2,909,647
5.00%, 11/01/2035 to 02/01/2055	4,573,554	4,463,664
5.50%, 06/01/2026 to 09/01/2053	3,638,621	3,632,424
6.00%, 03/01/2054	340,283	345,038
6.50%, 07/01/2054 to 09/01/2054	846,706	877,868
Federal National Mtg. Assoc.
1.50%, 02/01/2042	63,508	51,683
1.93%, 11/01/2031	2,600,000	2,239,343
2.00%, 01/01/2032 to 03/01/2052	17,895,707	14,738,538
2.42%, 10/01/2029	1,836,811	1,700,095
2.50%, 11/01/2031 to 03/01/2062	49,227,251	40,888,311
2.83%, 05/01/2027	2,352,407	2,293,514
2.92%, 02/01/2030 to 05/01/2030	3,426,353	3,225,878
2.94%, 05/01/2030	1,615,988	1,520,746
2.97%, 06/01/2030	1,727,610	1,628,355
3.00%, 11/01/2028 to 06/01/2062	30,420,991	26,270,629
3.03%, 04/01/2030	2,000,000	1,887,443
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.12%, 06/01/2035	$ 1,997,274	$ 1,768,902
3.16%, 02/01/2032	2,552,038	2,373,948
3.50%, 04/01/2038 to 06/01/2062	14,209,315	12,732,758
3.54%, 06/01/2032	2,723,000	2,560,190
3.76%, 12/01/2035	1,675,310	1,568,882
3.77%, 12/01/2025	680,561	677,138
3.81%, 12/01/2028	920,000	905,990
3.89%, 09/01/2032	2,314,000	2,210,128
3.90%, 02/01/2033	2,150,000	2,050,449
3.92%, 09/01/2032	2,000,000	1,922,585
3.95%, 01/01/2027	116,559	115,941
4.00%, 01/01/2035 to 02/01/2055	7,183,302	6,885,518
4.17%, 05/01/2033	1,500,000	1,455,779
4.22%, 10/01/2032	1,664,000	1,624,832
4.31%, 06/01/2030	2,000,000	2,000,273
4.33%, 01/01/2033	2,000,000	1,963,783
4.50%, 03/01/2034 to 09/01/2052	5,020,257	4,894,341
4.52%, 10/01/2033	800,000	794,219
4.55%, 09/01/2033	1,982,567	1,975,145
4.59%, 04/01/2033	2,083,000	2,069,380
4.74%, 02/01/2033	1,915,000	1,919,881
4.85%, 12/01/2032	1,266,925	1,285,789
5.00%, 03/01/2034 to 01/01/2054	8,264,612	8,113,361
5.08%, 02/01/2030	1,594,132	1,635,812
5.29%, 12/01/2032	1,489,375	1,532,769
5.50%, 11/01/2025 to 05/01/2058	2,471,998	2,502,110
5.54%, 03/01/2038	617,799	635,370
6.00%, 02/01/2033 to 04/01/2055	5,893,690	5,982,512
6.50%, 02/01/2053	491,770	511,627
Federal National Mtg. Assoc. VRS
1.51%, 11/01/2032(6)	5,401,227	4,430,716
1.75%, 03/01/2032(6)	3,087,613	2,627,139
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	6,673,151	5,388,540
2.50%, 08/20/2051 to 04/20/2052	17,059,876	14,354,304
3.00%, 11/20/2044 to 10/20/2052	15,282,031	13,394,569
3.50%, 10/20/2033 to 02/20/2052	7,002,982	6,347,213
3.50%, August 30 TBA	1,800,000	1,617,123
3.50%, September 30 TBA	875,000	783,914
4.00%, 12/20/2042 to 10/20/2052	9,641,852	8,959,200
4.25%, 01/20/2045 to 06/20/2045	2,604,050	2,457,746
4.50%, 04/15/2039 to 01/20/2053	9,747,549	9,349,327
5.00%, 05/20/2052 to 06/20/2063	8,472,157	8,261,942
5.50%, 12/15/2036 to 04/20/2055	6,304,962	6,306,604
6.00%, 12/15/2032	3,407	3,405
6.50%, August 30 TBA	675,000	692,821
Government National Mtg. Assoc. FRS
5.63%, (1 Yr USTYCR+1.65%), 04/20/2072	1,982,212	2,063,558
5.63%, (1 Yr USTYCR+1.64%), 05/20/2072	1,828,118	1,903,922
5.67%, (1 Yr USTYCR+1.70%), 03/20/2072	1,870,413	1,951,394
5.79%, (1 Yr USTYCR+1.83%), 08/20/2071	1,953,594	2,044,076
5.79%, (1 Yr USTYCR+1.78%), 09/20/2071	1,951,302	2,039,426
5.81%, 04/20/2072 to 07/20/2072	3,850,766	4,037,220
5.97%, (1 Yr USTYCR+1.97%), 03/20/2072	1,676,276	1,760,370
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	831,180
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	297,895	274,919
Series 2012-20H, Class 1 2.37%, 08/01/2032	142,282	134,134
Series 2013-20F, Class 1 2.45%, 06/01/2033	356,677	332,489

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2013-20G, Class 1 3.15%, 07/01/2033	$ 461,386	$ 439,426
Series 2013-20H, Class 1 3.16%, 08/01/2033	538,419	513,721
Series 2013-20I, Class 1 3.62%, 09/01/2033	223,028	215,825
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	322,875
4.63%, 09/15/2060	240,000	205,657
Uniform Mtg. Backed Securities
2.00%, August 15 TBA	2,500,000	2,269,285
2.00%, August 30 TBA	1,175,000	918,950
2.00%, September 30 TBA	1,175,000	919,455
2.50%, September 30 TBA	1,650,000	1,352,367
6.50%, August 30 TBA	50,000	51,571
		345,516,811
Total U.S. Government & Agency Obligations (cost $917,358,882)		857,583,078
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Eagle Funding Luxco Sarl
5.50%, 08/17/2030*	1,700,000	1,707,650
Republic of Chile
2.55%, 01/27/2032	256,000	224,658
Republic of Peru
5.63%, 11/18/2050	54,000	51,032
Republic of Poland
5.50%, 03/18/2054	368,000	344,013
United Mexican States
2.66%, 05/24/2031	541,000	465,974
3.77%, 05/24/2061	398,000	232,631
4.40%, 02/12/2052	400,000	279,400
4.60%, 02/10/2048	400,000	297,000
4.75%, 03/08/2044	1,080,000	851,040
5.85%, 07/02/2032	771,000	775,626
6.00%, 05/13/2030	347,000	358,451
6.34%, 05/04/2053	210,000	191,835
6.88%, 05/13/2037	513,000	529,416
Total Foreign Government Obligations (cost $7,099,838)		6,308,726
MUNICIPAL SECURITIES — 0.7%
Berks County Municipal Authority Revenue Bonds
7.00%, 06/30/2039	2,206,000	1,930,256
8.00%, 06/30/2044(5)	1,160,000	658,054
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	521,786
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,382,172
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,532,774
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	457,435
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,310,502
Security Description	Shares or Principal Amount	Value

State of California General Obligation Bonds
7.30%, 10/01/2039	$ 360,000	$ 413,251
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	450,814
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	95,000	94,811
5.14%, 12/01/2036	3,955,000	3,614,646
Total Municipal Securities (cost $14,534,220)		13,366,501
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
State Street Institutional US Government Money Market Fund, Trust Class 4.19%(12) (cost $6,626,872)	6,626,872	6,626,872
Total Long-Term Investment Securities (cost $1,912,232,497)		1,815,524,628
SHORT-TERM INVESTMENTS — 1.0%
U.S. Government Agency — 1.0%
Federal Home Loan Bank Disc. Notes
4.18%, 08/01/2025 (cost $19,037,000)	19,037,000	19,034,758
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 07/31/2025, to be repurchased 08/01/2025 in the amount of $438,623 and collateralized by $445,300 of United States Treasury Notes, bearing interest at 3.88% due 05/31/2027 and having an approximate value of $447,547 (cost $438,607)	438,607	438,607
TOTAL INVESTMENTS (cost $1,931,708,104)(13)	100.2%	1,834,997,993
Other assets less liabilities	(0.2)	(4,545,247)
NET ASSETS	100.0%	$1,830,452,746
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $433,151,683 representing 23.7% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

(2)	Securities classified as Level 3 (see Note 2).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$258,200	$36,535	$64,550	$25.00	0.0%
(4)	Security in default of interest.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2025.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of July 31, 2025.
(13)	See Note 4 for cost of investments on a tax basis.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
BR—Bearer Shares
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
127	Long	U.S. Treasury 10 Year Notes	September 2025	$13,943,378	$14,104,938	$ 161,560
289	Long	U.S. Treasury 5 Year Notes	September 2025	31,115,503	31,261,672	146,169
100	Long	U.S. Treasury Long Bonds	September 2025	11,112,990	11,418,750	305,760
291	Long	U.S. Treasury Ultra 10 Year Notes	September 2025	32,567,643	32,905,734	338,091
335	Long	U.S. Treasury Ultra Bonds	September 2025	38,244,503	39,299,687	1,055,184
						$2,006,764
						Unrealized (Depreciation)
454	Long	U.S. Treasury 2 Year Notes	September 2025	$94,086,362	$93,970,907	$ (115,455)
93	Short	U.S. Treasury Long Bonds	September 2025	10,418,405	10,619,437	(201,032)
74	Short	U.S. Treasury Ultra Bonds	September 2025	8,435,627	8,681,125	(245,498)
						$(561,985)
		Net Unrealized Appreciation (Depreciation)				$1,444,779
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$64,550	$64,550
Other Industries	—	555,358,610	—	555,358,610
Asset Backed Securities:
Other Asset Backed Securities	—	114,169,110	2,000,000	116,169,110
Other Industries	—	53,840,549	—	53,840,549
Collateralized Mortgage Obligations	—	206,206,632	—	206,206,632
U.S. Government & Agency Obligations	—	857,583,078	—	857,583,078
Foreign Government Obligations	—	6,308,726	—	6,308,726
Municipal Securities	—	13,366,501	—	13,366,501
Unaffiliated Investment Companies	6,626,872	—	—	6,626,872
Short-Term Investments	—	19,034,758	—	19,034,758
Repurchase Agreements	—	438,607	—	438,607
Total Investments at Value	$6,626,872	$1,826,306,571	$2,064,550	$1,834,997,993
Other Financial Instruments:†
Futures Contracts	$2,006,764	$—	$—	$2,006,764
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$561,985	$—	$—	$561,985
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Advertising — 0.8%
Trade Desk, Inc., Class A†	68,508	$ 5,957,456
Aerospace/Defense — 5.3%
HEICO Corp., Class A	50,080	12,925,147
Howmet Aerospace, Inc.	104,914	18,860,390
Rocket Lab Corp.†	137,053	6,293,474
		38,079,011
Apparel — 1.1%
On Holding AG, Class A†	155,500	7,552,635
Biotechnology — 4.8%
Alnylam Pharmaceuticals, Inc.†	39,863	15,635,863
Insmed, Inc.†	90,595	9,719,031
Nuvalent, Inc., Class A†	36,143	2,831,804
Revolution Medicines, Inc.†	40,814	1,521,138
Ultragenyx Pharmaceutical, Inc.†	92,037	2,514,451
Viking Therapeutics, Inc.†	60,910	1,983,839
		34,206,126
Building Materials — 1.7%
Eagle Materials, Inc.	18,824	4,222,035
James Hardie Industries PLC†	159,020	4,124,979
Trane Technologies PLC	8,166	3,577,361
		11,924,375
Commercial Services — 2.8%
Bright Horizons Family Solutions, Inc.†	43,462	4,915,552
Quanta Services, Inc.	36,398	14,782,320
		19,697,872
Computers — 2.9%
CyberArk Software, Ltd.†	12,488	5,138,438
Gartner, Inc.†	24,809	8,401,568
Okta, Inc.†	41,649	4,073,272
Rubrik, Inc., Class A†	30,856	2,929,777
		20,543,055
Distribution/Wholesale — 0.5%
Copart, Inc.†	77,016	3,491,135
Diversified Financial Services — 8.3%
Air Lease Corp.	70,480	3,904,592
Ares Management Corp., Class A	69,432	12,881,719
Coinbase Global, Inc., Class A†	13,870	5,239,531
Interactive Brokers Group, Inc., Class A	84,604	5,546,638
Jefferies Financial Group, Inc.	81,504	4,699,521
LPL Financial Holdings, Inc.	22,460	8,888,096
Raymond James Financial, Inc.	30,322	5,067,716
Rocket Cos., Inc., Class A	286,842	4,236,656
TPG, Inc.	48,858	2,788,326
Tradeweb Markets, Inc., Class A	44,196	6,123,356
		59,376,151
Electric — 3.3%
Vistra Corp.	112,374	23,434,474
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	22,781	4,211,068
Electronics — 1.1%
Garmin, Ltd.	15,168	3,318,152
Mettler-Toledo International, Inc.†	3,408	4,204,381
		7,522,533
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 1.5%
Comfort Systems USA, Inc.	14,877	$ 10,462,994
Entertainment — 2.6%
Flutter Entertainment PLC†	61,276	18,521,284
Food — 0.9%
Performance Food Group Co.†	60,991	6,123,496
Hand/Machine Tools — 0.4%
MSA Safety, Inc.	18,031	3,207,174
Healthcare-Products — 3.1%
Agilent Technologies, Inc.	30,497	3,501,361
Cooper Cos., Inc.†	45,541	3,219,293
Edwards Lifesciences Corp.†	40,152	3,184,455
Natera, Inc.†	53,393	7,136,508
Penumbra, Inc.†	20,195	5,094,593
		22,136,210
Healthcare-Services — 0.4%
IQVIA Holdings, Inc.†	15,365	2,855,739
Home Builders — 0.4%
Thor Industries, Inc.	34,217	3,113,405
Home Furnishings — 0.7%
Somnigroup International, Inc.	64,331	4,656,278
Insurance — 0.6%
Arthur J. Gallagher & Co.	14,680	4,216,830
Internet — 5.2%
Coupang, Inc.†	161,214	4,744,528
DoorDash, Inc., Class A†	28,576	7,151,144
GoDaddy, Inc., Class A†	34,380	5,555,120
Reddit, Inc., Class A†	56,984	9,151,061
Robinhood Markets, Inc., Class A†	100,578	10,364,563
		36,966,416
Leisure Time — 4.1%
Planet Fitness, Inc., Class A†	55,429	6,052,293
Royal Caribbean Cruises, Ltd.	72,913	23,176,855
		29,229,148
Lodging — 2.9%
Hilton Worldwide Holdings, Inc.	77,620	20,808,369
Machinery-Construction & Mining — 1.6%
Vertiv Holdings Co., Class A	79,313	11,547,973
Machinery-Diversified — 1.3%
Esab Corp.	47,923	6,429,829
Ingersoll Rand, Inc.	37,081	3,138,165
		9,567,994
Media — 0.6%
FactSet Research Systems, Inc.	10,743	4,328,355
Miscellaneous Manufacturing — 3.9%
Axon Enterprise, Inc.†	16,038	12,116,549
Carlisle Cos., Inc.	13,750	4,877,262
ITT, Inc.	38,683	6,574,563
Teledyne Technologies, Inc.†	7,993	4,404,303
		27,972,677
Oil & Gas — 0.6%
EOG Resources, Inc.	35,823	4,299,476
Oil & Gas Services — 0.5%
TechnipFMC PLC	105,314	3,830,270

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 3.9%
Alkermes PLC†	73,529	$ 1,947,783
Dexcom, Inc.†	104,234	8,418,980
McKesson Corp.	12,399	8,599,203
Neurocrine Biosciences, Inc.†	62,264	7,984,113
Rhythm Pharmaceuticals, Inc.†	14,296	1,218,448
		28,168,527
Pipelines — 2.0%
Cheniere Energy, Inc.	31,663	7,468,668
Williams Cos., Inc.	117,143	7,022,723
		14,491,391
Real Estate — 1.1%
CBRE Group, Inc., Class A†	49,873	7,767,221
REITS — 0.4%
Crown Castle, Inc.	29,844	3,136,306
Retail — 7.3%
AutoZone, Inc.†	1,597	6,018,103
Burlington Stores, Inc.†	30,163	8,233,293
Carvana Co.†	36,443	14,218,965
Casey's General Stores, Inc.	12,218	6,354,948
Chipotle Mexican Grill, Inc.†	69,101	2,963,051
Floor & Decor Holdings, Inc., Class A†	29,789	2,283,029
Ulta Beauty, Inc.†	17,044	8,777,830
Wingstop, Inc.	8,828	3,331,158
		52,180,377
Semiconductors — 2.4%
Monolithic Power Systems, Inc.	7,895	5,615,240
ON Semiconductor Corp.†	66,004	3,719,985
Rambus, Inc.†	43,318	3,202,500
Teradyne, Inc.	46,347	4,979,058
		17,516,783
Software — 17.2%
AppLovin Corp., Class A†	8,524	3,330,327
Atlassian Corp., Class A†	19,860	3,808,751
Security Description	Shares or Principal Amount	Value

Software (continued)
Cloudflare, Inc., Class A†	66,328	$ 13,774,999
Confluent, Inc., Class A†	183,249	3,248,088
Datadog, Inc., Class A†	61,361	8,589,313
Fair Isaac Corp.†	1,705	2,449,608
Figma, Inc., Class A†	13,514	1,560,867
HubSpot, Inc.†	17,781	9,239,897
Monday.com, Ltd.†	15,599	4,091,462
MongoDB, Inc.†	19,926	4,740,196
MSCI, Inc.	12,759	7,162,392
Nutanix, Inc., Class A†	90,680	6,816,415
ROBLOX Corp., Class A†	128,404	17,692,787
Snowflake, Inc.†	28,464	6,361,704
Take-Two Interactive Software, Inc.†	44,171	9,838,207
Twilio, Inc., Class A†	45,190	5,829,510
Tyler Technologies, Inc.†	5,893	3,444,812
Veeva Systems, Inc., Class A†	38,747	11,011,897
		122,991,232
Telecommunications — 0.6%
Ciena Corp.†	47,259	4,387,525
Total Long-Term Investment Securities (cost $583,844,284)		710,479,341
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1) (cost $3,480,347)	3,480,347	3,480,347
TOTAL INVESTMENTS (cost $587,324,631)(2)	99.9%	713,959,688
Other assets less liabilities	0.1	788,231
NET ASSETS	100.0%	$714,747,919
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$710,479,341	$—	$—	$710,479,341
Short-Term Investments	3,480,347	—	—	3,480,347
Total Investments at Value	$713,959,688	$—	$—	$713,959,688
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 72.6%
Advertising — 0.7%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 2,546,000	$ 2,527,254
Agriculture — 1.0%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	1,384,000	1,357,476
Bunge, Ltd. Finance Corp.
1.63%, 08/17/2025	1,797,000	1,794,213
Imperial Brands Finance PLC
4.50%, 06/30/2028*	421,000	420,056
		3,571,745
Auto Manufacturers — 7.2%
American Honda Finance Corp.
1.00%, 09/10/2025	500,000	497,986
5.80%, 10/03/2025	665,000	666,202
American Honda Finance Corp. FRS
4.96%, (SOFR+0.62%), 12/11/2026	1,904,000	1,906,367
5.20%, (SOFR+0.87%), 07/09/2027	463,000	464,546
BMW US Capital LLC
5.30%, 08/11/2025*	332,000	332,073
BMW US Capital LLC FRS
4.89%, (SOFR+0.55%), 04/02/2026*	2,014,000	2,015,517
Daimler Truck Finance North America LLC
5.60%, 08/08/2025*	2,625,000	2,625,428
General Motors Co.
5.35%, 04/15/2028	432,000	438,924
General Motors Financial Co., Inc.
1.50%, 06/10/2026	1,402,000	1,364,914
Hyundai Capital America
2.75%, 09/27/2026*	70,000	68,442
4.85%, 03/25/2027*	2,986,000	2,995,233
5.25%, 01/08/2027*	391,000	394,302
Mercedes-Benz Finance North America LLC
4.80%, 11/13/2026*	689,000	692,192
4.88%, 07/31/2026*	2,640,000	2,650,668
Toyota Motor Credit Corp. FRS
4.79%, (SOFR+0.45%), 05/15/2026	2,212,000	2,213,935
5.23%, (SOFR+0.89%), 05/18/2026	3,030,000	3,043,347
Volkswagen Group of America Finance LLC
4.95%, 03/25/2027*	227,000	227,354
5.30%, 03/22/2027*	1,888,000	1,901,613
6.00%, 11/16/2026*	390,000	395,378
		24,894,421
Banks — 23.5%
ABN AMRO Bank NV
4.99%, 12/03/2028*	800,000	806,956
6.34%, 09/18/2027*	2,000,000	2,036,194
ABN AMRO Bank NV FRS
5.09%, (SOFR+0.75%), 07/07/2028*	899,000	900,996
Banco Bilbao Vizcaya Argentaria SA
5.86%, 09/14/2026	3,600,000	3,604,075
Bank of Montreal
4.57%, 09/10/2027	998,000	997,789
4.59%, 12/11/2026	1,666,000	1,667,458
Banque Federative du Credit Mutuel SA FRS
5.32%, (SOFR+0.99%), 10/16/2028*	1,800,000	1,805,958
Barclays PLC
4.84%, 09/10/2028	457,000	459,320
7.33%, 11/02/2026	2,248,000	2,261,273
BNP Paribas SA
1.32%, 01/13/2027*	500,000	492,356
Security Description	Shares or Principal Amount	Value

Banks (continued)
1.68%, 06/30/2027*	$ 3,300,000	$ 3,211,475
4.79%, 05/09/2029*	1,075,000	1,078,692
CaixaBank SA
4.63%, 07/03/2029*	750,000	748,721
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	1,408,000	1,407,158
5.24%, 06/28/2027	835,000	847,388
Citibank, N.A.
4.88%, 11/19/2027	1,458,000	1,463,803
Citigroup, Inc.
4.64%, 05/07/2028	1,052,000	1,052,594
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	2,400,000	2,386,310
Credit Agricole SA
4.63%, 09/11/2028*	449,000	448,776
Danske Bank A/S
6.26%, 09/22/2026*	2,674,000	2,678,697
DNB Bank ASA
1.13%, 09/16/2026*	1,389,000	1,382,435
Goldman Sachs Bank USA
5.28%, 03/18/2027	2,497,000	2,506,026
Goldman Sachs Group, Inc.
1.09%, 12/09/2026	1,658,000	1,636,423
HSBC Holdings PLC
3.90%, 05/25/2026	575,000	572,482
HSBC USA, Inc.
4.65%, 06/03/2028	602,000	604,823
ING Groep NV
1.73%, 04/01/2027	500,000	490,219
3.95%, 03/29/2027	365,000	361,896
4.86%, 03/25/2029	528,000	532,488
KeyCorp
2.25%, 04/06/2027	1,765,000	1,698,442
Lloyds Banking Group PLC
3.75%, 01/11/2027	2,583,000	2,555,590
4.82%, 06/13/2029	486,000	488,740
5.09%, 11/26/2028	390,000	394,169
Macquarie Bank, Ltd.
4.33%, 06/12/2028*	444,000	443,889
Macquarie Group, Ltd.
1.34%, 01/12/2027*	81,000	79,783
5.11%, 08/09/2026*	2,175,000	2,175,308
Manufacturers & Traders Trust Co.
4.76%, 07/06/2028	535,000	537,148
Morgan Stanley
0.99%, 12/10/2026	1,977,000	1,950,625
Morgan Stanley Bank, N.A.
4.97%, 07/14/2028	452,000	456,512
National Bank of Canada
4.70%, 03/05/2027	2,866,000	2,862,159
NatWest Group PLC
5.85%, 03/02/2027	1,205,000	1,212,879
NatWest Group PLC FRS
5.44%, (SOFR+1.10%), 05/23/2029	539,000	540,430
NatWest Markets PLC
1.60%, 09/29/2026*	660,000	638,363
Nordea Bank Abp
5.38%, 09/22/2027*	3,046,000	3,100,915
PNC Bank NA
4.78%, 01/15/2027	1,304,000	1,304,526
Santander Holdings USA, Inc.
3.24%, 10/05/2026	195,000	191,763

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Santander UK Group Holdings PLC
1.53%, 08/21/2026	$ 1,900,000	$ 1,896,433
1.67%, 06/14/2027	1,500,000	1,459,663
6.83%, 11/21/2026	496,000	498,877
Societe Generale SA
1.49%, 12/14/2026*	2,500,000	2,468,430
5.25%, 02/19/2027*	1,075,000	1,082,943
5.50%, 04/13/2029*	1,000,000	1,015,975
Standard Chartered PLC
4.05%, 04/12/2026*	2,140,000	2,129,683
5.55%, 01/21/2029*	667,000	680,790
6.17%, 01/09/2027*	618,000	621,593
Toronto-Dominion Bank
5.53%, 07/17/2026	1,055,000	1,065,591
Truist Financial Corp.
1.27%, 03/02/2027	2,799,000	2,740,642
UBS Group AG
1.31%, 02/02/2027*	500,000	491,646
1.36%, 01/30/2027*	2,481,000	2,440,189
US Bank NA
4.73%, 05/15/2028	696,000	698,924
Wells Fargo & Co.
4.90%, 01/24/2028	1,443,000	1,450,376
4.97%, 04/23/2029	1,500,000	1,517,307
		81,333,084
Beverages — 1.2%
Constellation Brands, Inc.
3.70%, 12/06/2026	1,203,000	1,190,457
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	815,000	811,888
Molson Coors Beverage Co.
3.00%, 07/15/2026	1,745,000	1,719,008
Pernod Ricard SA
3.25%, 06/08/2026*	400,000	395,236
		4,116,589
Chemicals — 1.3%
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	911,000	904,831
Nutrien, Ltd.
4.50%, 03/12/2027	2,676,000	2,672,508
Westlake Corp.
3.60%, 08/15/2026	838,000	828,310
		4,405,649
Commercial Services — 0.9%
Element Fleet Management Corp.
5.64%, 03/13/2027*	549,000	556,544
6.27%, 06/26/2026*	1,132,000	1,146,391
Global Payments, Inc.
1.20%, 03/01/2026	1,593,000	1,560,012
		3,262,947
Computers — 0.2%
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	545,000	544,371
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 04/01/2028	1,608,000	1,619,458
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
American Express Co.
6.34%, 10/30/2026	$ 1,440,000	$ 1,445,679
Aviation Capital Group LLC
1.95%, 01/30/2026*	1,387,000	1,367,555
4.75%, 04/14/2027*	318,000	318,156
Avolon Holdings Funding, Ltd.
4.25%, 04/15/2026*	1,100,000	1,095,380
4.95%, 01/15/2028*	613,000	615,647
Jefferies Financial Group, Inc.
5.03%, 03/16/2026	1,655,000	1,656,471
		8,118,346
Electric — 6.8%
AES Corp.
1.38%, 01/15/2026	921,000	906,516
Ameren Corp.
5.70%, 12/01/2026	1,000,000	1,013,500
CenterPoint Energy, Inc.
1.45%, 06/01/2026	138,000	134,441
CMS Energy Corp.
3.00%, 05/15/2026	1,733,000	1,713,549
Dominion Energy, Inc.
3.90%, 10/01/2025	1,832,000	1,829,646
DTE Electric Co.
4.25%, 05/14/2027	250,000	249,956
DTE Energy Co.
4.95%, 07/01/2027	322,000	324,876
Duke Energy Corp.
2.65%, 09/01/2026	1,260,000	1,234,292
Emera US Finance LP
3.55%, 06/15/2026	847,000	837,985
Entergy Corp.
0.90%, 09/15/2025	1,885,000	1,876,371
Eversource Energy
4.75%, 05/15/2026	1,685,000	1,685,299
Exelon Corp.
3.40%, 04/15/2026	2,222,000	2,202,605
National Rural Utilities Cooperative Finance Corp. FRS
4.92%, (SOFR+0.58%), 11/22/2026	2,258,000	2,259,178
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	489,000	491,314
5.75%, 09/01/2025	2,590,000	2,591,611
Oncor Electric Delivery Co. LLC
4.50%, 03/20/2027*	672,000	674,111
Public Service Enterprise Group, Inc.
0.80%, 08/15/2025	1,819,000	1,816,273
Sierra Pacific Power Co.
2.60%, 05/01/2026	79,000	77,809
Southwestern Electric Power Co.
2.75%, 10/01/2026	1,734,000	1,695,965
		23,615,297
Electronics — 0.2%
TD SYNNEX Corp.
1.75%, 08/09/2026	872,000	844,315
Food — 0.2%
Conagra Brands, Inc.
5.30%, 10/01/2026	835,000	840,401
Forest Products & Paper — 0.8%
Georgia-Pacific LLC
1.75%, 09/30/2025*	2,833,000	2,819,918

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas — 0.5%
NiSource, Inc.
0.95%, 08/15/2025	$ 1,874,000	$ 1,871,546
Healthcare-Products — 0.7%
Baxter International, Inc.
1.92%, 02/01/2027	879,000	845,942
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	1,636,000	1,643,366
		2,489,308
Healthcare-Services — 1.7%
Cigna Group
1.25%, 03/15/2026	411,000	402,516
HCA, Inc.
3.13%, 03/15/2027	912,000	891,460
4.50%, 02/15/2027	177,000	176,589
5.00%, 03/01/2028	216,000	218,328
5.25%, 06/15/2026	533,000	533,732
5.88%, 02/15/2026	405,000	405,321
Laboratory Corp. of America Holdings
1.55%, 06/01/2026	1,760,000	1,717,176
Quest Diagnostics, Inc.
3.45%, 06/01/2026	1,648,000	1,633,521
		5,978,643
Insurance — 9.5%
Athene Global Funding
4.86%, 08/27/2026*	2,911,000	2,920,833
4.95%, 01/07/2027*	702,000	705,113
Athene Global Funding FRS
5.01%, (SOFR+0.68%), 08/10/2026*	754,000	754,153
5.08%, (SOFR+0.75%), 07/16/2026*	497,000	497,729
CNA Financial Corp.
4.50%, 03/01/2026	2,697,000	2,693,198
CNO Global Funding
4.95%, 09/09/2029*	257,000	259,022
Equitable Financial Life Global Funding
1.70%, 11/12/2026*	1,546,000	1,490,419
4.60%, 04/01/2027*	1,680,000	1,685,058
4.88%, 11/19/2027*	896,000	903,410
F&G Global Funding
2.30%, 04/11/2027*	129,000	123,950
Jackson National Life Global Funding
4.90%, 01/13/2027*	923,000	926,599
5.55%, 07/02/2027*	740,000	752,797
Jackson National Life Global Funding FRS
5.23%, (SOFR+0.89%), 06/09/2027*	2,859,000	2,867,569
MassMutual Global Funding II FRS
5.00%, (SOFR+0.68%), 08/01/2028*	2,680,000	2,685,119
Mutual of Omaha Cos. Global Funding
4.51%, 06/09/2028*	933,000	932,139
New York Life Global Funding
4.40%, 12/13/2027*	1,351,000	1,351,676
New York Life Global Funding FRS
4.75%, (SOFR+0.41%), 02/05/2027*	3,005,000	3,005,035
4.89%, (SOFR+0.55%), 06/11/2027*	2,064,000	2,071,137
5.01%, (SOFR+0.67%), 04/02/2027*	206,000	206,837
Pacific Life Global Funding II
4.45%, 05/01/2028*	496,000	498,640
Pacific Life Global Funding II FRS
5.08%, (SOFR+0.75%), 07/10/2028*	1,475,000	1,482,744
5.40%, (SOFR+1.05%), 07/28/2026*	3,266,000	3,288,839
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Western-Southern Global Funding
4.50%, 07/16/2028*	$ 615,000	$ 615,554
		32,717,570
Internet — 0.5%
eBay, Inc.
1.40%, 05/10/2026	1,739,000	1,698,384
Iron/Steel — 0.1%
POSCO
4.88%, 01/23/2027*	400,000	400,961
Lodging — 0.5%
Marriott International, Inc.
3.13%, 06/15/2026	1,701,000	1,680,586
Machinery-Construction & Mining — 0.6%
Caterpillar Financial Services Corp. FRS
4.87%, (SOFR+0.53%), 07/07/2027	2,156,000	2,156,886
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
1.88%, 01/15/2026	204,000	201,175
Media — 0.2%
Comcast Corp.
3.95%, 10/15/2025	311,000	310,480
Cox Communications, Inc.
3.35%, 09/15/2026*	220,000	216,643
		527,123
Mining — 0.8%
Glencore Funding LLC
1.63%, 04/27/2026*	570,000	557,187
4.00%, 03/27/2027*	1,534,000	1,518,663
Glencore Funding LLC FRS
5.10%, (SOFR+0.75%), 10/01/2026*	463,000	463,484
Rio Tinto Finance USA PLC
4.38%, 03/12/2027	199,000	199,546
		2,738,880
Miscellaneous Manufacturing — 0.0%
Teledyne Technologies, Inc.
1.60%, 04/01/2026	125,000	122,449
Oil & Gas — 0.8%
Woodside Finance, Ltd.
3.70%, 09/15/2026*	2,615,000	2,584,240
Packaging & Containers — 0.7%
Amcor Finance USA, Inc.
3.63%, 04/28/2026	1,357,000	1,345,098
Amcor Flexibles North America, Inc.
4.80%, 03/17/2028*	337,000	338,906
Sonoco Products Co.
4.45%, 09/01/2026	841,000	839,299
		2,523,303
Pharmaceuticals — 0.9%
Cardinal Health, Inc.
4.70%, 11/15/2026	422,000	422,603
Evernorth Health, Inc.
4.50%, 02/25/2026	1,637,000	1,632,873
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	1,081,000	1,079,417
		3,134,893

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 1.4%
ONEOK, Inc.
4.25%, 09/24/2027	$ 940,000	$ 935,737
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	322,000	323,154
5.88%, 06/30/2026	277,000	278,320
Williams Cos., Inc.
5.40%, 03/02/2026	3,221,000	3,235,730
		4,772,941
REITS — 1.2%
American Tower Corp.
3.13%, 01/15/2027	863,000	845,024
Boston Properties LP
3.65%, 02/01/2026	286,000	284,461
Brixmor Operating Partnership LP
4.13%, 06/15/2026	1,691,000	1,684,611
Equinix, Inc.
1.45%, 05/15/2026	592,000	576,903
Essex Portfolio LP
3.38%, 04/15/2026	195,000	193,216
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	500,000	497,219
		4,081,434
Retail — 1.4%
AutoZone, Inc.
5.05%, 07/15/2026	1,711,000	1,720,031
Darden Restaurants, Inc.
4.35%, 10/15/2027	382,000	380,863
Lowe's Cos, Inc.
2.50%, 04/15/2026	2,637,000	2,597,522
Starbucks Corp.
3.80%, 08/15/2025	218,000	217,911
		4,916,327
Semiconductors — 0.6%
Advanced Micro Devices, Inc.
4.21%, 09/24/2026	515,000	514,960
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/2026	1,725,000	1,714,502
		2,229,462
Software — 0.9%
Oracle Corp.
1.65%, 03/25/2026	1,725,000	1,692,907
Take-Two Interactive Software, Inc.
5.00%, 03/28/2026	625,000	626,294
VMware LLC
1.40%, 08/15/2026	824,000	798,283
		3,117,484
Telecommunications — 1.4%
AT&T, Inc.
1.70%, 03/25/2026	1,724,000	1,692,661
NBN Co., Ltd.
4.00%, 10/01/2027*	552,000	545,855
NTT Finance Corp.
4.57%, 07/16/2027*	296,000	296,215
4.62%, 07/16/2028*	402,000	402,710
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,741,000	1,716,011
		4,653,452
Security Description	Shares or Principal Amount	Value

Transportation — 1.1%
Canadian Pacific Railway Co.
3.70%, 02/01/2026	$ 2,583,000	$ 2,568,980
FedEx Corp.
3.25%, 04/01/2026	1,215,000	1,203,962
		3,772,942
Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025*	1,991,000	1,970,506
Total Corporate Bonds & Notes (cost $250,717,787)		251,234,832
ASSET BACKED SECURITIES — 13.2%
Auto Loan Receivables — 3.7%
BofA Auto Trust
Series 2024-1A, Class A2 5.57%, 12/15/2026*	283,428	283,674
Ford Credit Auto Owner Trust
Series 2022-C, Class A3 4.48%, 12/15/2026	711,497	711,231
Series 2023-C, Class A3 5.53%, 09/15/2028	3,400,000	3,430,094
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A 5.43%, 09/21/2026	481,765	482,643
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A3 4.47%, 02/16/2028	2,878,541	2,881,999
Hyundai Auto Receivables Trust
Series 2024-A, Class A2A 5.29%, 04/15/2027	383,418	383,911
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2A 5.44%, 02/16/2027	1,141,039	1,143,378
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A3 4.46%, 05/17/2027	567,846	567,482
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3 4.81%, 09/22/2028*	469,838	470,378
SBNA Auto Lease Trust
Series 2024-C, Class A2 4.94%, 11/20/2026*	656,305	656,570
Series 2024-A, Class A3 5.39%, 11/20/2026*	1,150,294	1,152,498
Series 2024-B, Class A2 5.67%, 11/20/2026*	140,436	140,526
World Omni Auto Receivables Trust
Series 2024-B, Class A2A 5.48%, 09/15/2027	614,812	615,512
		12,919,896
Credit Card Receivables — 1.2%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	2,100,000	2,099,146
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	2,039,000	2,041,091
		4,140,237

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 8.3%
Apidos CLO XXIII FRS
Series 2015-23A, Class ARR 5.37%, (TSFR3M+1.05%), 04/15/2033*	$ 1,677,458	$ 1,674,989
Apidos CLO XXXI FRS
Series 2019-31A, Class A1R 5.68%, (TSFR3M+1.36%), 04/15/2031*	1,890,041	1,894,292
Ares XXXVII CLO, Ltd. FRS
Series 2015-4A, Class A1RR 5.40%, (TSFR3M+1.08%), 10/15/2030*	438,119	437,952
Bain Capital Credit CLO FRS
Series 2019-2A, Class AR3 5.24%, (TSFR3M+0.92%), 10/17/2032*	1,535,546	1,536,429
Barings CLO, Ltd. FRS
Series 2018-4A, Class A1R 5.47%, (TSFR3M+1.15%), 10/15/2030*	1,799,937	1,801,279
Benefit Street Partners CLO VIII, Ltd. FRS
Series 2015-8A, Class A1AR 5.69%, (TSFR3M+1.36%), 01/20/2031*	77,958	77,958
Buttermilk Park CLO, Ltd. FRS
Series 2018-1A, Class A1R 5.40%, (TSFR3M+1.08%), 10/15/2031*	1,119,185	1,119,155
CarVal CLO II, Ltd. FRS
Series 2019-1A, Class AR2 5.35%, (TSFR3M+1.02%), 04/20/2032*	1,498,158	1,498,398
CIFC Funding, Ltd. FRS
Series 2016-1A, Class AR3 5.33%, (TSFR3M+1.00%), 10/21/2031*	1,593,595	1,590,616
Dewolf Park CLO, Ltd. FRS
Series 2017-1A, Class AR 5.50%, (TSFR3M+1.18%), 10/15/2030*	876,579	876,957
Dryden CLO, Ltd. FRS
Series 2018-64A, Class A 5.56%, (TSFR3M+1.23%), 04/18/2031*	977,094	979,228
Dryden XXVI Senior Loan Fund FRS
Series 2013-26A, Class AR 5.48%, (TSFR3M+1.16%), 04/15/2029*	346,301	346,953
Galaxy XXVI CLO, Ltd. FRS
Series 2018-26A, Class AR 5.50%, (TSFR3M+1.17%), 11/22/2031*	882,203	882,807
Jamestown CLO XVII, Ltd. FRS
Series 2021-17A, Class AR 5.48%, (TSFR3M+1.20%), 01/25/2035*	1,000,000	1,000,904
John Deere Owner Trust
Series 2022-C, Class A3 5.09%, 06/15/2027	784,353	786,036
KKR Static CLO I LTD FRS
Series 2022-1A, Class AR2 5.31%, (TSFR3M+0.98%), 07/20/2031*	1,122,560	1,121,416
Palmer Square Loan Funding, Ltd. FRS
Series 2025-1A, Class A1 5.12%, (TSFR3M+0.80%), 02/15/2033*	1,700,000	1,694,681
Series 2024-1A, Class A1 5.37%, (TSFR3M+1.05%), 10/15/2032*	555,584	555,186
Series 2024-3A, Class A1 5.39%, (TSFR3M+1.08%), 08/08/2032*	2,640,468	2,643,636
Rad CLO 10, Ltd. FRS
Series 2021-10A, Class A 5.75%, (TSFR3M+1.43%), 04/23/2034*	3,250,000	3,254,875
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
SCF Equipment Leasing LLC
Series 2024-1A, Class A2 5.88%, 11/20/2029*	$ 292,944	$ 294,422
Symphony CLO XX, Ltd. FRS
Series 2018-20A, Class AR2 5.42%, (TSFR3M+1.10%), 01/16/2032*	1,812,131	1,812,519
Wind River CLO, Ltd. FRS
Series 2021-4A, Class AR 5.56%, (TSFR3M+1.23%), 01/20/2035*	700,000	700,071
		28,580,759
Total Asset Backed Securities (cost $45,602,979)		45,640,892
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.6%
U.S. Government — 6.6%
United States Treasury Notes
3.50%, 09/30/2026	16,000,000	15,881,875
4.13%, 02/28/2027	6,700,000	6,709,422
Total U.S. Government & Agency Obligations (cost $22,623,418)		22,591,297
Total Long-Term Investment Securities (cost $318,944,184)		319,467,021
SHORT-TERM INVESTMENTS — 7.1%
Oil & Gas Services — 1.4%
Chevron Corp.
4.26%, 12/15/2025	4,846,000	4,767,069
Unaffiliated Investment Companies — 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1)	19,899,884	19,899,884
Total Short-Term Investments (cost $24,667,896)		24,666,953
TOTAL INVESTMENTS (cost $343,612,080)(2)	99.5%	344,133,974
Other assets less liabilities	0.5	1,775,672
NET ASSETS	100.0%	$345,909,646
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Ultra-Short Bond Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $130,274,428 representing 37.7% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$251,234,832	$—	$251,234,832
Asset Backed Securities	—	45,640,892	—	45,640,892
U.S. Government & Agency Obligations	—	22,591,297	—	22,591,297
Short-Term Investments:
Oil & Gas Services	—	4,767,069	—	4,767,069
Other Short-Term Investments	19,899,884	—	—	19,899,884
Total Investments at Value	$19,899,884	$324,234,090	$—	$344,133,974
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Trade Desk, Inc., Class A†	11,330	$ 985,257
Aerospace/Defense — 1.4%
General Electric Co.	11,048	2,994,892
Howmet Aerospace, Inc.	10,276	1,847,317
RTX Corp.	19,243	3,032,119
TransDigm Group, Inc.	1,416	2,277,579
		10,151,907
Agriculture — 0.6%
Altria Group, Inc.	19,724	1,221,705
Philip Morris International, Inc.	21,260	3,487,703
		4,709,408
Airlines — 0.2%
Delta Air Lines, Inc.	16,448	875,198
United Airlines Holdings, Inc.†	8,363	738,537
		1,613,735
Apparel — 0.2%
Deckers Outdoor Corp.†	3,775	400,792
Ralph Lauren Corp.	1,048	313,090
Tapestry, Inc.	5,233	565,321
		1,279,203
Auto Manufacturers — 3.2%
Cummins, Inc.	3,484	1,280,788
PACCAR, Inc.	7,350	725,886
Tesla, Inc.†	70,954	21,872,990
		23,879,664
Banks — 2.0%
Bank of New York Mellon Corp.	9,721	986,195
JPMorgan Chase & Co.	40,110	11,882,186
Morgan Stanley	13,997	1,994,013
		14,862,394
Beverages — 0.1%
Monster Beverage Corp.†	7,725	453,844
Biotechnology — 0.7%
Amgen, Inc.	5,886	1,736,959
Incyte Corp.†	2,531	189,547
Vertex Pharmaceuticals, Inc.†	6,489	2,964,629
		4,891,135
Building Materials — 0.7%
Builders FirstSource, Inc.†	1,385	176,075
Carrier Global Corp.	9,608	659,301
Lennox International, Inc.	807	491,463
Martin Marietta Materials, Inc.	794	456,455
Masco Corp.	2,282	155,473
Trane Technologies PLC	5,630	2,466,390
Vulcan Materials Co.	2,069	568,292
		4,973,449
Chemicals — 0.3%
Ecolab, Inc.	3,162	827,685
Sherwin-Williams Co.	3,340	1,105,139
		1,932,824
Commercial Services — 1.7%
Automatic Data Processing, Inc.	5,818	1,800,671
Block, Inc.†	5,328	411,641
Cintas Corp.	8,737	1,944,419
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Corpay, Inc.†	1,764	$ 569,860
Moody's Corp.	2,026	1,044,869
PayPal Holdings, Inc.†	16,587	1,140,522
Quanta Services, Inc.	3,764	1,528,673
Rollins, Inc.	4,278	245,001
S&P Global, Inc.	3,714	2,046,786
United Rentals, Inc.	1,655	1,461,266
Verisk Analytics, Inc.	1,562	435,345
		12,629,053
Computers — 6.6%
Apple, Inc.	173,965	36,109,915
Crowdstrike Holdings, Inc., Class A†	6,292	2,860,154
Dell Technologies, Inc., Class C	3,487	462,690
Fortinet, Inc.†	16,172	1,615,583
Gartner, Inc.†	1,964	665,109
International Business Machines Corp.	23,533	5,957,379
Leidos Holdings, Inc.	1,655	264,221
NetApp, Inc.	2,509	261,262
Super Micro Computer, Inc.†	12,850	757,764
		48,954,077
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	9,139	766,305
Distribution/Wholesale — 0.4%
Copart, Inc.†	22,109	1,002,201
Fastenal Co.	16,646	767,880
WW Grainger, Inc.	1,102	1,145,573
		2,915,654
Diversified Financial Services — 5.1%
American Express Co.	14,014	4,194,530
Ameriprise Financial, Inc.	2,424	1,256,093
Apollo Global Management, Inc.	11,493	1,670,163
Coinbase Global, Inc., Class A†	2,637	996,153
Intercontinental Exchange, Inc.	7,593	1,403,414
Mastercard, Inc., Class A	20,539	11,634,727
Nasdaq, Inc.	4,219	405,952
Raymond James Financial, Inc.	2,860	477,992
Synchrony Financial	9,551	665,418
Visa, Inc., Class A	43,323	14,966,797
		37,671,239
Electric — 1.2%
Constellation Energy Corp.	7,911	2,751,762
NextEra Energy, Inc.	34,804	2,473,172
NRG Energy, Inc.	4,969	830,817
PPL Corp.	9,474	338,127
Public Service Enterprise Group, Inc.	5,896	529,402
Vistra Corp.	8,638	1,801,369
		8,724,649
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	2,732	505,010
Eaton Corp. PLC	9,904	3,810,267
Emerson Electric Co.	9,737	1,416,831
Generac Holdings, Inc.†	970	188,849
		5,920,957
Electronics — 0.7%
Allegion PLC	1,210	200,763
Amphenol Corp., Class A	30,581	3,257,182
Garmin, Ltd.	3,930	859,727
Hubbell, Inc.	1,355	592,785

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Mettler-Toledo International, Inc.†	208	$ 256,606
Trimble, Inc.†	2,553	214,171
		5,381,234
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,490	260,348
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	3,973	586,812
TKO Group Holdings, Inc.	1,749	293,850
		880,662
Environmental Control — 0.4%
Pentair PLC	2,606	266,333
Republic Services, Inc.	5,151	1,188,078
Veralto Corp.	2,908	304,846
Waste Management, Inc.	4,899	1,122,655
		2,881,912
Healthcare-Products — 1.6%
Boston Scientific Corp.†	37,452	3,929,464
Insulet Corp.†	1,764	508,738
Intuitive Surgical, Inc.†	9,075	4,365,892
ResMed, Inc.	3,692	1,004,002
Stryker Corp.	4,640	1,822,267
Waters Corp.†	717	207,041
		11,837,404
Healthcare-Services — 0.1%
DaVita, Inc.†	1,002	140,651
HCA Healthcare, Inc.	2,601	920,728
		1,061,379
Home Builders — 0.1%
NVR, Inc.†	44	332,178
PulteGroup, Inc.	5,110	577,021
		909,199
Insurance — 2.8%
Aon PLC, Class A	2,777	987,807
Arch Capital Group, Ltd.	9,605	826,606
Arthur J. Gallagher & Co.	2,934	842,792
Berkshire Hathaway, Inc., Class B†	22,751	10,735,742
Brown & Brown, Inc.	7,143	652,656
Cincinnati Financial Corp.	2,027	299,003
Erie Indemnity Co., Class A	655	233,337
Hartford Insurance Group, Inc.	3,982	495,321
Marsh & McLennan Cos., Inc.	5,467	1,089,026
Progressive Corp.	14,831	3,589,695
W.R. Berkley Corp.	4,015	276,272
Willis Towers Watson PLC	1,186	374,551
		20,402,808
Internet — 21.2%
Airbnb, Inc., Class A†	10,987	1,454,789
Alphabet, Inc., Class A	147,366	28,279,535
Alphabet, Inc., Class C	118,874	22,926,040
Amazon.com, Inc.†	138,761	32,485,338
Booking Holdings, Inc.	824	4,535,345
DoorDash, Inc., Class A†	8,633	2,160,408
eBay, Inc.	7,803	715,925
Expedia Group, Inc.	3,112	560,845
F5, Inc.†	697	218,454
Gen Digital, Inc.	8,261	243,617
Security Description	Shares or Principal Amount	Value

Internet (continued)
GoDaddy, Inc., Class A†	3,575	$ 577,649
Meta Platforms, Inc., Class A	54,975	42,519,864
Netflix, Inc.†	10,776	12,493,694
Palo Alto Networks, Inc.†	16,740	2,906,064
Uber Technologies, Inc.†	52,950	4,646,362
		156,723,929
Leisure Time — 0.4%
Carnival Corp.†	26,727	795,663
Norwegian Cruise Line Holdings, Ltd.†	11,548	295,167
Royal Caribbean Cruises, Ltd.	6,294	2,000,673
		3,091,503
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	6,046	1,620,812
Las Vegas Sands Corp.	8,524	446,658
Marriott International, Inc., Class A	5,787	1,526,784
Wynn Resorts, Ltd.	2,148	234,196
		3,828,450
Machinery-Construction & Mining — 1.3%
Caterpillar, Inc.	11,909	5,216,380
GE Vernova, Inc.	6,911	4,563,264
		9,779,644
Machinery-Diversified — 0.5%
Deere & Co.	2,827	1,482,394
Dover Corp.	1,502	272,072
Ingersoll Rand, Inc.	10,318	873,213
Westinghouse Air Brake Technologies Corp.	4,382	841,563
		3,469,242
Media — 0.0%
FactSet Research Systems, Inc.	449	180,902
Miscellaneous Manufacturing — 0.6%
Axon Enterprise, Inc.†	1,872	1,414,277
Illinois Tool Works, Inc.	2,788	713,644
Parker-Hannifin Corp.	3,223	2,358,914
		4,486,835
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	607	205,785
Oil & Gas — 0.1%
Texas Pacific Land Corp.	472	456,957
Packaging & Containers — 0.0%
Packaging Corp. of America	1,171	226,881
Pharmaceuticals — 2.5%
AbbVie, Inc.	18,769	3,547,717
Dexcom, Inc.†	4,165	336,407
Eli Lilly & Co.	19,918	14,740,714
		18,624,838
Pipelines — 0.4%
ONEOK, Inc.	8,855	727,084
Targa Resources Corp.	5,468	909,930
Williams Cos., Inc.	15,922	954,524
		2,591,538
Private Equity — 0.1%
KKR & Co., Inc.	7,491	1,098,031
Real Estate — 0.2%
CBRE Group, Inc., Class A†	7,452	1,160,574

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 0.9%
AvalonBay Communities, Inc.	1,532	$ 285,381
Camden Property Trust	1,429	156,047
Equinix, Inc.	1,170	918,649
Essex Property Trust, Inc.	810	210,746
Extra Space Storage, Inc.	2,360	317,089
Host Hotels & Resorts, Inc.	11,567	181,833
Iron Mountain, Inc.	7,491	729,324
Mid-America Apartment Communities, Inc.	1,259	179,319
Public Storage	3,987	1,084,225
Simon Property Group, Inc.	7,785	1,275,105
UDR, Inc.	3,558	139,794
Welltower, Inc.	8,504	1,403,755
		6,881,267
Retail — 4.2%
AutoZone, Inc.†	426	1,605,330
Chipotle Mexican Grill, Inc.†	34,298	1,470,698
Costco Wholesale Corp.	11,234	10,555,916
Darden Restaurants, Inc.	1,214	244,827
Domino's Pizza, Inc.	381	176,483
Home Depot, Inc.	11,073	4,069,438
Lululemon Athletica, Inc.†	1,261	252,868
O'Reilly Automotive, Inc.†	21,537	2,117,518
TJX Cos., Inc.	16,593	2,066,326
Tractor Supply Co.	7,203	410,211
Walmart, Inc.	73,296	7,181,542
Williams-Sonoma, Inc.	3,110	581,726
Yum! Brands, Inc.	2,853	411,260
		31,144,143
Semiconductors — 20.4%
Applied Materials, Inc.	8,686	1,564,001
Broadcom, Inc.	119,056	34,966,747
KLA Corp.	3,341	2,936,839
Monolithic Power Systems, Inc.	1,226	871,981
NVIDIA Corp.	617,509	109,836,326
NXP Semiconductors NV	2,570	549,389
		150,725,283
Software — 13.9%
Adobe, Inc.†	4,557	1,629,993
Autodesk, Inc.†	5,446	1,650,737
Broadridge Financial Solutions, Inc.	1,352	334,634
Cadence Design Systems, Inc.†	3,821	1,393,022
Datadog, Inc., Class A†	8,108	1,134,958
Dayforce, Inc.†	4,176	240,830
Electronic Arts, Inc.	2,350	358,352
Fair Isaac Corp.†	614	882,146
Fiserv, Inc.†	13,958	1,939,325
Intuit, Inc.	7,079	5,557,935
Security Description	Shares or Principal Amount	Value

Software (continued)
Jack Henry & Associates, Inc.	766	$ 130,078
Microsoft Corp.	97,862	52,209,377
MSCI, Inc.	1,960	1,100,266
Oracle Corp.	41,183	10,451,010
Palantir Technologies, Inc., Class A†	53,860	8,528,731
Paychex, Inc.	3,804	549,031
Paycom Software, Inc.	1,237	286,415
PTC, Inc.†	1,378	296,008
Salesforce, Inc.	24,295	6,276,127
ServiceNow, Inc.†	5,241	4,942,892
Synopsys, Inc.†	2,411	1,527,296
Tyler Technologies, Inc.†	1,084	633,663
Workday, Inc., Class A†	2,550	584,919
		102,637,745
Telecommunications — 0.9%
Arista Networks, Inc.†	26,030	3,207,417
Motorola Solutions, Inc.	4,249	1,865,226
T-Mobile US, Inc.	6,434	1,533,930
		6,606,573
Transportation — 0.2%
CSX Corp.	21,950	780,103
Old Dominion Freight Line, Inc.	2,138	319,096
		1,099,199
Total Common Stocks (cost $501,414,020)		735,949,019
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
SPDR Portfolio S&P 500 Growth ETF (cost $812)	10	986
Total Long-Term Investment Securities (cost $501,414,832)		735,950,005
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1) (cost $4,043,193)	4,043,193	4,043,193
TOTAL INVESTMENTS (cost $505,458,025)(2)	100.0%	739,993,198
Other assets less liabilities	(0.0)	(156,294)
NET ASSETS	100.0%	$739,836,904
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
16	Long	E-Mini Russell 1000 Index	September 2025	$3,564,509	$3,569,679	$5,170

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	September 2025	$642,439	$637,425	$(5,014)
		Net Unrealized Appreciation (Depreciation)				$156
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$735,949,019	$—	$—	$735,949,019
Unaffiliated Investment Companies	986	—	—	986
Short-Term Investments	4,043,193	—	—	4,043,193
Total Investments at Value	$739,993,198	$—	$—	$739,993,198
Other Financial Instruments:†
Futures Contracts	$5,170	$—	$—	$5,170
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,014	$—	$—	$5,014
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	24,032	$ 591,187
Omnicom Group, Inc.	12,677	913,378
Trade Desk, Inc., Class A†	28,636	2,490,187
		3,994,752
Aerospace/Defense — 2.1%
Boeing Co.†	47,484	10,533,851
General Dynamics Corp.	16,024	4,993,239
General Electric Co.	67,232	18,225,250
Howmet Aerospace, Inc.	25,586	4,599,595
L3Harris Technologies, Inc.	11,763	3,232,708
Lockheed Martin Corp.	13,054	5,495,473
Northrop Grumman Corp.	8,579	4,946,737
RTX Corp.	84,228	13,271,806
TransDigm Group, Inc.	3,554	5,716,467
		71,015,126
Agriculture — 0.7%
Altria Group, Inc.	105,963	6,563,348
Archer-Daniels-Midland Co.	30,871	1,672,591
Bunge Global SA	8,611	686,813
Philip Morris International, Inc.	98,134	16,098,883
		25,021,635
Airlines — 0.2%
Delta Air Lines, Inc.	41,393	2,202,522
Southwest Airlines Co.	35,164	1,087,622
United Airlines Holdings, Inc.†	20,091	1,774,236
		5,064,380
Apparel — 0.3%
Deckers Outdoor Corp.†	9,791	1,039,510
NIKE, Inc., Class B	74,785	5,585,692
Ralph Lauren Corp.	2,574	768,982
Tapestry, Inc.	13,355	1,442,741
		8,836,925
Auto Manufacturers — 2.0%
Cummins, Inc.	8,590	3,157,856
Ford Motor Co.	242,053	2,679,527
General Motors Co.	59,779	3,188,612
PACCAR, Inc.	32,824	3,241,698
Tesla, Inc.†	176,672	54,462,677
		66,730,370
Auto Parts & Equipment — 0.0%
Aptiv PLC†	13,353	916,550
Banks — 4.5%
Bank of America Corp.	413,130	19,528,655
Bank of New York Mellon Corp.	45,192	4,584,728
Citigroup, Inc.	117,658	11,024,555
Citizens Financial Group, Inc.	28,200	1,345,704
Fifth Third Bancorp	40,823	1,697,012
Goldman Sachs Group, Inc.	19,345	13,997,848
Huntington Bancshares, Inc.	93,783	1,540,855
JPMorgan Chase & Co.	175,213	51,905,099
KeyCorp	64,260	1,151,539
M&T Bank Corp.	10,155	1,916,248
Morgan Stanley	77,617	11,057,318
Northern Trust Corp.	11,849	1,540,370
PNC Financial Services Group, Inc.	24,984	4,753,706
Regions Financial Corp.	54,745	1,386,691
State Street Corp.	17,656	1,973,058
Security Description	Shares or Principal Amount	Value

Banks (continued)
Truist Financial Corp.	82,549	$ 3,608,217
US Bancorp	98,424	4,425,143
Wells Fargo & Co.	205,166	16,542,535
		153,979,281
Beverages — 1.1%
Brown-Forman Corp., Class B	11,750	338,988
Coca-Cola Co.	244,219	16,580,028
Constellation Brands, Inc., Class A	9,406	1,571,178
Keurig Dr Pepper, Inc.	84,571	2,761,243
Molson Coors Beverage Co., Class B	11,107	541,133
Monster Beverage Corp.†	45,171	2,653,796
PepsiCo, Inc.	86,331	11,906,772
		36,353,138
Biotechnology — 1.0%
Amgen, Inc.	33,901	10,004,185
Biogen, Inc.†	9,443	1,208,704
Corteva, Inc.	42,841	3,090,121
Gilead Sciences, Inc.	78,426	8,806,456
Incyte Corp.†	10,363	776,085
Moderna, Inc.†	21,846	645,768
Regeneron Pharmaceuticals, Inc.	6,595	3,597,309
Vertex Pharmaceuticals, Inc.†	16,129	7,368,856
		35,497,484
Building Materials — 0.6%
Builders FirstSource, Inc.†	6,560	833,973
Carrier Global Corp.	50,728	3,480,955
Johnson Controls International PLC	41,632	4,371,360
Lennox International, Inc.	2,066	1,258,194
Martin Marietta Materials, Inc.	3,763	2,163,274
Masco Corp.	13,675	931,678
Mohawk Industries, Inc.†	3,380	387,044
Trane Technologies PLC	14,017	6,140,567
Vulcan Materials Co.	8,145	2,237,187
		21,804,232
Chemicals — 1.1%
Air Products & Chemicals, Inc.	14,009	4,032,911
Albemarle Corp.	7,585	514,642
CF Industries Holdings, Inc.	10,252	951,693
Dow, Inc.	45,405	1,057,482
DuPont de Nemours, Inc.	25,605	1,841,000
Eastman Chemical Co.	7,430	539,492
Ecolab, Inc.	15,891	4,159,628
International Flavors & Fragrances, Inc.	16,494	1,171,569
Linde PLC	29,669	13,655,454
LyondellBasell Industries NV, Class A	16,722	968,705
Mosaic Co.	20,491	737,881
PPG Industries, Inc.	14,050	1,482,275
Sherwin-Williams Co.	14,653	4,848,385
		35,961,117
Commercial Services — 1.5%
Automatic Data Processing, Inc.	25,592	7,920,724
Block, Inc.†	35,498	2,742,575
Cintas Corp.	21,663	4,821,101
Corpay, Inc.†	4,498	1,453,079
Equifax, Inc.	8,000	1,921,840
Global Payments, Inc.	14,760	1,180,062
MarketAxess Holdings, Inc.	2,433	499,981
Moody's Corp.	9,781	5,044,355
PayPal Holdings, Inc.†	61,130	4,203,299

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Quanta Services, Inc.	9,272	$ 3,765,637
Rollins, Inc.	18,118	1,037,618
S&P Global, Inc.	19,741	10,879,265
United Rentals, Inc.	4,084	3,605,927
Verisk Analytics, Inc.	8,787	2,449,025
		51,524,488
Computers — 7.4%
Accenture PLC, Class A	39,322	10,502,906
Apple, Inc.	941,659	195,460,159
Cognizant Technology Solutions Corp., Class A	30,579	2,194,349
Crowdstrike Holdings, Inc., Class A†	15,678	7,126,749
Dell Technologies, Inc., Class C	18,440	2,446,804
EPAM Systems, Inc.†	3,660	577,219
Fortinet, Inc.†	40,065	4,002,494
Gartner, Inc.†	4,956	1,678,349
Hewlett Packard Enterprise Co.	84,728	1,753,022
HP, Inc.	60,498	1,500,350
International Business Machines Corp.	58,596	14,833,577
Leidos Holdings, Inc.	7,823	1,248,942
NetApp, Inc.	13,116	1,365,769
Seagate Technology Holdings PLC	12,989	2,039,403
Super Micro Computer, Inc.†	32,488	1,915,817
Western Digital Corp.	22,438	1,765,646
		250,411,555
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	51,202	4,293,288
Estee Lauder Cos., Inc., Class A	15,107	1,410,087
Kenvue, Inc.	119,148	2,554,533
Procter & Gamble Co.	147,816	22,241,874
		30,499,782
Distribution/Wholesale — 0.3%
Copart, Inc.†	56,563	2,564,001
Fastenal Co.	71,855	3,314,671
LKQ Corp.	16,770	494,212
Pool Corp.	2,456	756,792
WW Grainger, Inc.	2,768	2,877,446
		10,007,122
Diversified Financial Services — 4.2%
American Express Co.	34,806	10,417,784
Ameriprise Financial, Inc.	6,012	3,115,358
Apollo Global Management, Inc.	28,163	4,092,647
Blackrock, Inc.	9,182	10,155,384
Capital One Financial Corp.	40,141	8,630,315
Cboe Global Markets, Inc.	6,754	1,627,984
Charles Schwab Corp.	107,681	10,523,664
CME Group, Inc.	22,881	6,367,324
Coinbase Global, Inc., Class A†	13,284	5,018,164
Franklin Resources, Inc.	19,998	479,952
Intercontinental Exchange, Inc.	35,961	6,646,671
Invesco, Ltd.	28,901	607,210
Mastercard, Inc., Class A	51,140	28,969,276
Nasdaq, Inc.	25,549	2,458,325
Raymond James Financial, Inc.	11,229	1,876,703
Synchrony Financial	23,570	1,642,122
T. Rowe Price Group, Inc.	13,404	1,359,836
Visa, Inc., Class A	107,872	37,266,540
		141,255,259
Security Description	Shares or Principal Amount	Value

Electric — 2.3%
AES Corp.	45,869	$ 603,177
Alliant Energy Corp.	16,554	1,076,176
Ameren Corp.	17,412	1,760,876
American Electric Power Co., Inc.	33,461	3,785,778
CenterPoint Energy, Inc.	42,044	1,632,148
CMS Energy Corp.	19,276	1,422,569
Consolidated Edison, Inc.	22,133	2,290,765
Constellation Energy Corp.	19,860	6,908,102
Dominion Energy, Inc.	54,190	3,167,405
DTE Energy Co.	13,369	1,850,403
Duke Energy Corp.	49,214	5,986,391
Edison International	24,976	1,301,749
Entergy Corp.	27,663	2,501,565
Evergy, Inc.	14,836	1,050,389
Eversource Energy	23,662	1,564,058
Exelon Corp.	64,848	2,914,269
FirstEnergy Corp.	33,089	1,413,231
NextEra Energy, Inc.	129,790	9,222,877
NRG Energy, Inc.	12,428	2,077,962
PG&E Corp.	134,143	1,880,685
Pinnacle West Capital Corp.	7,335	664,698
PPL Corp.	44,839	1,600,304
Public Service Enterprise Group, Inc.	30,967	2,780,527
Sempra	40,861	3,337,526
Southern Co.	69,577	6,573,635
Vistra Corp.	21,409	4,464,633
WEC Energy Group, Inc.	20,494	2,235,486
Xcel Energy, Inc.	37,045	2,720,585
		78,787,969
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	14,354	2,653,337
Eaton Corp. PLC	24,647	9,482,194
Emerson Electric Co.	35,622	5,183,357
Generac Holdings, Inc.†	3,846	748,778
		18,067,666
Electronics — 1.0%
Allegion PLC	5,609	930,645
Amphenol Corp., Class A	76,089	8,104,239
Fortive Corp.	22,011	1,054,987
Garmin, Ltd.	9,470	2,071,657
Honeywell International, Inc.	40,653	9,039,195
Hubbell, Inc.	3,463	1,514,993
Jabil, Inc.	6,605	1,474,038
Keysight Technologies, Inc.†	10,537	1,727,120
Mettler-Toledo International, Inc.†	1,268	1,564,306
TE Connectivity PLC	18,649	3,837,032
Trimble, Inc.†	14,485	1,215,147
		32,533,359
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	8,546	276,549
First Solar, Inc.†	6,907	1,206,860
		1,483,409
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	7,174	1,017,775
Entertainment — 0.1%
Caesars Entertainment, Inc.†	13,708	365,730
Live Nation Entertainment, Inc.†	10,116	1,494,133
TKO Group Holdings, Inc.	4,296	721,771
		2,581,634

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.3%
Pentair PLC	10,660	$ 1,089,452
Republic Services, Inc.	12,678	2,924,181
Veralto Corp.	15,955	1,672,562
Waste Management, Inc.	23,113	5,296,575
		10,982,770
Food — 0.6%
The Campbell's Company	12,692	405,129
Conagra Brands, Inc.	30,792	562,262
General Mills, Inc.	33,616	1,646,512
Hershey Co.	9,531	1,774,005
Hormel Foods Corp.	18,772	527,305
J.M. Smucker Co.	6,865	736,889
Kellanova	17,345	1,384,651
Kraft Heinz Co.	52,728	1,447,911
Kroger Co.	39,331	2,757,103
Lamb Weston Holdings, Inc.	9,202	525,158
McCormick & Co., Inc.	16,290	1,150,563
Mondelez International, Inc., Class A	82,003	5,304,774
Sysco Corp.	30,231	2,406,388
Tyson Foods, Inc., Class A	18,463	965,615
		21,594,265
Forest Products & Paper — 0.0%
International Paper Co.	34,014	1,589,814
Gas — 0.1%
Atmos Energy Corp.	10,240	1,596,621
NiSource, Inc.	30,317	1,286,956
		2,883,577
Hand/Machine Tools — 0.1%
Snap-on, Inc.	3,380	1,085,622
Stanley Black & Decker, Inc.	9,946	672,847
		1,758,469
Healthcare-Products — 2.7%
Abbott Laboratories	109,531	13,821,717
Agilent Technologies, Inc.	17,556	2,015,604
Align Technology, Inc.†	4,001	516,169
Baxter International, Inc.	32,938	716,731
Bio-Techne Corp.	10,199	558,191
Boston Scientific Corp.†	93,163	9,774,662
Cooper Cos., Inc.†	12,876	910,204
Danaher Corp.	40,264	7,938,450
Edwards Lifesciences Corp.†	36,710	2,911,470
GE HealthCare Technologies, Inc.	28,171	2,009,156
Hologic, Inc.†	14,475	967,220
IDEXX Laboratories, Inc.†	5,095	2,722,309
Insulet Corp.†	4,525	1,305,010
Intuitive Surgical, Inc.†	22,597	10,871,191
Medtronic PLC	80,474	7,261,974
ResMed, Inc.	9,100	2,474,654
Revvity, Inc.	6,809	598,511
Solventum Corp.†	8,916	636,246
STERIS PLC	6,339	1,435,720
Stryker Corp.	21,640	8,498,677
Thermo Fisher Scientific, Inc.	23,738	11,101,788
Waters Corp.†	3,831	1,106,240
West Pharmaceutical Services, Inc.	4,673	1,118,062
Zimmer Biomet Holdings, Inc.	12,843	1,177,061
		92,447,017
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.1%
Centene Corp.†	31,991	$ 834,005
Charles River Laboratories International, Inc.†	3,299	559,642
Cigna Group	16,804	4,493,054
DaVita, Inc.†	2,840	398,651
Elevance Health, Inc.	14,143	4,003,600
HCA Healthcare, Inc.	11,016	3,899,554
Humana, Inc.	7,783	1,944,738
IQVIA Holdings, Inc.†	10,172	1,890,568
Labcorp Holdings, Inc.	5,381	1,399,490
Molina Healthcare, Inc.†	3,242	511,815
Quest Diagnostics, Inc.	7,161	1,198,823
UnitedHealth Group, Inc.	57,192	14,272,836
Universal Health Services, Inc., Class B	3,788	630,513
		36,037,289
Home Builders — 0.2%
D.R. Horton, Inc.	17,505	2,500,414
Lennar Corp., Class A	14,165	1,589,030
NVR, Inc.†	184	1,389,106
PulteGroup, Inc.	12,218	1,379,657
		6,858,207
Household Products/Wares — 0.2%
Avery Dennison Corp.	4,610	773,420
Church & Dwight Co., Inc.	15,868	1,487,942
Clorox Co.	7,948	997,951
Kimberly-Clark Corp.	20,599	2,567,047
		5,826,360
Insurance — 3.5%
Aflac, Inc.	30,977	3,077,875
Allstate Corp.	16,578	3,369,478
American International Group, Inc.	38,277	2,971,444
Aon PLC, Class A	13,669	4,862,200
Arch Capital Group, Ltd.	23,076	1,985,921
Arthur J. Gallagher & Co.	16,078	4,618,405
Assurant, Inc.	3,309	619,776
Berkshire Hathaway, Inc., Class B†	115,611	54,554,519
Brown & Brown, Inc.	18,031	1,647,492
Chubb, Ltd.	23,328	6,206,181
Cincinnati Financial Corp.	10,090	1,488,376
Erie Indemnity Co., Class A	1,610	573,546
Everest Group, Ltd.	2,773	931,173
Globe Life, Inc.	5,416	760,786
Hartford Insurance Group, Inc.	17,775	2,211,032
Loews Corp.	11,398	1,031,975
Marsh & McLennan Cos., Inc.	31,262	6,227,390
MetLife, Inc.	36,088	2,740,884
Principal Financial Group, Inc.	12,307	957,854
Progressive Corp.	36,960	8,945,798
Prudential Financial, Inc.	21,857	2,263,948
Travelers Cos., Inc.	14,244	3,706,859
W.R. Berkley Corp.	19,370	1,332,850
Willis Towers Watson PLC	6,108	1,928,967
		119,014,729
Internet — 13.4%
Airbnb, Inc., Class A†	27,193	3,600,625
Alphabet, Inc., Class A	366,933	70,414,443
Alphabet, Inc., Class C	295,989	57,084,438
Amazon.com, Inc.†	595,703	139,460,029
Booking Holdings, Inc.	2,051	11,288,827
CDW Corp.	8,031	1,400,446
DoorDash, Inc., Class A†	21,467	5,372,117

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
eBay, Inc.	28,361	$ 2,602,122
Expedia Group, Inc.	7,418	1,336,872
F5, Inc.†	3,719	1,165,609
Gen Digital, Inc.	34,987	1,031,767
GoDaddy, Inc., Class A†	9,111	1,472,155
Match Group, Inc.	16,199	555,140
Meta Platforms, Inc., Class A	136,884	105,871,561
Netflix, Inc.†	26,831	31,107,861
Palo Alto Networks, Inc.†	41,712	7,241,203
Uber Technologies, Inc.†	131,359	11,526,752
VeriSign, Inc.	4,893	1,315,581
		453,847,548
Iron/Steel — 0.1%
Nucor Corp.	14,349	2,052,911
Steel Dynamics, Inc.	8,348	1,064,871
		3,117,782
Leisure Time — 0.2%
Carnival Corp.†	67,594	2,012,273
Norwegian Cruise Line Holdings, Ltd.†	28,366	725,035
Royal Caribbean Cruises, Ltd.	15,679	4,983,884
		7,721,192
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	15,121	4,053,638
Las Vegas Sands Corp.	22,169	1,161,656
Marriott International, Inc., Class A	14,393	3,797,305
MGM Resorts International†	11,362	414,145
Wynn Resorts, Ltd.	5,779	630,084
		10,056,828
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	29,652	12,988,169
GE Vernova, Inc.	17,208	11,362,270
		24,350,439
Machinery-Diversified — 0.7%
Deere & Co.	15,914	8,344,824
Dover Corp.	8,853	1,603,632
IDEX Corp.	4,885	798,746
Ingersoll Rand, Inc.	24,815	2,100,093
Nordson Corp.	3,499	749,521
Otis Worldwide Corp.	24,569	2,105,318
Rockwell Automation, Inc.	7,008	2,464,784
Westinghouse Air Brake Technologies Corp.	10,513	2,019,022
Xylem, Inc.	14,895	2,154,115
		22,340,055
Media — 0.8%
Charter Communications, Inc., Class A†	5,980	1,610,773
Comcast Corp., Class A	234,766	7,801,274
FactSet Research Systems, Inc.	2,455	989,120
Fox Corp., Class A	14,054	783,651
Fox Corp., Class B	8,511	435,253
News Corp., Class A	24,389	715,085
News Corp., Class B	7,208	240,891
Paramount Global, Class B	38,380	482,437
Walt Disney Co.	113,267	13,491,232
Warner Bros. Discovery, Inc.†	144,013	1,896,651
		28,446,367
Security Description	Shares or Principal Amount	Value

Mining — 0.2%
Freeport-McMoRan, Inc.	90,477	$ 3,640,795
Newmont Corp.	69,801	4,334,642
		7,975,437
Miscellaneous Manufacturing — 0.6%
3M Co.	33,677	5,025,282
A.O. Smith Corp.	7,618	539,278
Axon Enterprise, Inc.†	4,674	3,531,160
Illinois Tool Works, Inc.	16,835	4,309,255
Parker-Hannifin Corp.	8,022	5,871,302
Teledyne Technologies, Inc.†	3,007	1,656,917
Textron, Inc.	11,778	915,975
		21,849,169
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	3,315	1,123,851
Oil & Gas — 2.4%
APA Corp.	23,865	460,356
Chevron Corp.	120,911	18,334,944
ConocoPhillips	80,073	7,634,160
Coterra Energy, Inc.	47,510	1,158,769
Devon Energy Corp.	39,603	1,315,612
Diamondback Energy, Inc.	12,055	1,792,096
EOG Resources, Inc.	34,561	4,148,011
EQT Corp.	36,603	1,967,411
Expand Energy Corp.	13,567	1,421,550
Exxon Mobil Corp.	271,732	30,336,160
Marathon Petroleum Corp.	19,129	3,255,565
Occidental Petroleum Corp.	43,584	1,915,081
Phillips 66	25,844	3,193,802
Texas Pacific Land Corp.	1,216	1,177,246
Valero Energy Corp.	19,674	2,701,437
		80,812,200
Oil & Gas Services — 0.2%
Baker Hughes Co.	61,641	2,776,927
Halliburton Co.	56,001	1,254,423
Schlumberger NV	93,424	3,157,731
		7,189,081
Packaging & Containers — 0.1%
Amcor PLC	147,365	1,377,863
Ball Corp.	17,460	999,759
Packaging Corp. of America	5,753	1,114,644
Smurfit WestRock PLC	31,897	1,415,589
		4,907,855
Pharmaceuticals — 4.0%
AbbVie, Inc.	111,366	21,050,401
Becton Dickinson & Co.	17,960	3,201,370
Bristol-Myers Squibb Co.	128,786	5,577,722
Cardinal Health, Inc.	14,982	2,325,506
Cencora, Inc.	10,782	3,084,515
CVS Health Corp.	79,663	4,947,072
Dexcom, Inc.†	25,204	2,035,727
Eli Lilly & Co.	49,594	36,703,032
Henry Schein, Inc.†	8,045	544,244
Johnson & Johnson	151,696	24,990,399
McKesson Corp.	7,947	5,511,562
Merck & Co., Inc.	158,118	12,352,178
Pfizer, Inc.	357,313	8,321,820

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	77,000	$ 672,980
Zoetis, Inc.	28,242	4,117,401
		135,435,929
Pipelines — 0.4%
Kinder Morgan, Inc.	120,985	3,394,839
ONEOK, Inc.	40,024	3,286,371
Targa Resources Corp.	13,441	2,236,717
Williams Cos., Inc.	76,859	4,607,697
		13,525,624
Private Equity — 0.4%
Blackstone, Inc.	45,970	7,950,971
KKR & Co., Inc.	42,844	6,280,074
		14,231,045
Real Estate — 0.2%
CBRE Group, Inc., Class A†	18,355	2,858,608
CoStar Group, Inc.†	26,089	2,483,412
		5,342,020
REITS — 1.8%
Alexandria Real Estate Equities, Inc.	9,939	759,638
American Tower Corp.	29,690	6,187,099
AvalonBay Communities, Inc.	8,658	1,612,812
BXP, Inc.	9,388	614,257
Camden Property Trust	6,883	751,624
Crown Castle, Inc.	27,140	2,852,143
Digital Realty Trust, Inc.	19,843	3,501,099
Equinix, Inc.	6,149	4,828,010
Equity Residential	22,046	1,393,307
Essex Property Trust, Inc.	4,146	1,078,706
Extra Space Storage, Inc.	12,997	1,746,277
Federal Realty Investment Trust	4,975	458,496
Healthpeak Properties, Inc.	45,130	764,502
Host Hotels & Resorts, Inc.	45,095	708,893
Invitation Homes, Inc.	36,754	1,126,510
Iron Mountain, Inc.	18,950	1,844,972
Kimco Realty Corp.	43,834	930,596
Mid-America Apartment Communities, Inc.	7,542	1,074,207
Prologis, Inc.	58,892	6,288,488
Public Storage	9,811	2,668,003
Realty Income Corp.	56,461	3,169,156
Regency Centers Corp.	10,531	751,913
SBA Communications Corp.	6,937	1,558,883
Simon Property Group, Inc.	19,167	3,139,363
UDR, Inc.	19,423	763,130
Ventas, Inc.	28,200	1,894,476
VICI Properties, Inc.	64,951	2,117,403
Welltower, Inc.	39,303	6,487,746
Weyerhaeuser Co.	46,807	1,172,515
		62,244,224
Retail — 4.4%
AutoZone, Inc.†	1,055	3,975,641
Best Buy Co., Inc.	12,551	816,568
CarMax, Inc.†	9,922	561,684
Chipotle Mexican Grill, Inc.†	85,640	3,672,243
Costco Wholesale Corp.	27,973	26,284,550
Darden Restaurants, Inc.	7,558	1,524,222
Dollar General Corp.	14,187	1,488,216
Dollar Tree, Inc.†	12,023	1,365,212
Domino's Pizza, Inc.	2,228	1,032,032
Security Description	Shares or Principal Amount	Value

Retail (continued)
Genuine Parts Co.	8,970	$ 1,156,054
Home Depot, Inc.	62,664	23,029,647
Lowe's Cos., Inc.	35,092	7,845,518
Lululemon Athletica, Inc.†	6,820	1,367,615
McDonald's Corp.	45,081	13,527,456
O'Reilly Automotive, Inc.†	53,477	5,257,859
Ross Stores, Inc.	20,532	2,803,439
Starbucks Corp.	72,169	6,434,588
Target Corp.	28,540	2,868,270
TJX Cos., Inc.	70,136	8,734,036
Tractor Supply Co.	32,731	1,864,030
Ulta Beauty, Inc.†	2,779	1,431,213
Walgreens Boots Alliance, Inc.	46,270	538,583
Walmart, Inc.	272,393	26,689,066
Williams-Sonoma, Inc.	7,942	1,485,551
Yum! Brands, Inc.	17,304	2,494,371
		148,247,664
Semiconductors — 13.4%
Advanced Micro Devices, Inc.†	102,225	18,023,290
Analog Devices, Inc.	31,107	6,987,566
Applied Materials, Inc.	51,222	9,223,033
Broadcom, Inc.	296,444	87,065,603
Intel Corp.	274,821	5,441,456
KLA Corp.	8,337	7,328,473
Lam Research Corp.	80,645	7,648,372
Microchip Technology, Inc.	33,190	2,243,312
Micron Technology, Inc.	70,028	7,642,856
Monolithic Power Systems, Inc.	2,942	2,092,468
NVIDIA Corp.	1,537,561	273,485,975
NXP Semiconductors NV	15,935	3,406,425
ON Semiconductor Corp.†	25,551	1,440,054
QUALCOMM, Inc.	69,174	10,151,976
Skyworks Solutions, Inc.	9,003	617,066
Teradyne, Inc.	10,507	1,128,767
Texas Instruments, Inc.	57,190	10,354,821
		454,281,513
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,525	704,121
Software — 11.9%
Adobe, Inc.†	26,815	9,591,457
Akamai Technologies, Inc.†	9,692	739,597
Autodesk, Inc.†	13,544	4,105,322
Broadridge Financial Solutions, Inc.	7,549	1,868,453
Cadence Design Systems, Inc.†	17,366	6,331,123
Datadog, Inc., Class A†	20,416	2,857,832
Dayforce, Inc.†	10,258	591,579
Electronic Arts, Inc.	14,644	2,233,064
Fair Isaac Corp.†	1,509	2,168,010
Fidelity National Information Services, Inc.	32,933	2,615,210
Fiserv, Inc.†	34,983	4,860,538
Intuit, Inc.	17,626	13,838,701
Jack Henry & Associates, Inc.	4,704	798,810
Microsoft Corp.	468,599	249,997,566
MSCI, Inc.	4,821	2,706,317
Oracle Corp.	102,543	26,022,337
Palantir Technologies, Inc., Class A†	134,109	21,236,160
Paychex, Inc.	19,977	2,883,280
Paycom Software, Inc.	3,038	703,419
PTC, Inc.†	7,258	1,559,091
Roper Technologies, Inc.	6,735	3,706,944
Salesforce, Inc.	60,492	15,626,898

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	13,051	$ 12,308,659
Synopsys, Inc.†	11,724	7,426,802
Take-Two Interactive Software, Inc.†	10,589	2,358,488
Tyler Technologies, Inc.†	2,762	1,614,555
Workday, Inc., Class A†	13,806	3,166,820
		403,917,032
Telecommunications — 1.9%
Arista Networks, Inc.†	64,760	7,979,727
AT&T, Inc.	453,661	12,434,848
Cisco Systems, Inc.	250,819	17,075,758
Corning, Inc.	47,901	3,029,259
Motorola Solutions, Inc.	10,547	4,629,922
T-Mobile US, Inc.	30,066	7,168,035
Verizon Communications, Inc.	266,935	11,414,141
		63,731,690
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	8,460	635,854
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	7,658	883,121
CSX Corp.	117,697	4,182,951
Expeditors International of Washington, Inc.	8,149	947,240
FedEx Corp.	13,855	3,096,454
JB Hunt Transport Services, Inc.	5,125	738,256
Norfolk Southern Corp.	14,243	3,959,554
Old Dominion Freight Line, Inc.	11,500	1,716,375
Union Pacific Corp.	37,640	8,354,951
United Parcel Service, Inc., Class B	46,172	3,978,179
		27,857,081
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	12,573	$ 1,763,237
Total Common Stocks (cost $1,388,782,606)		3,387,992,343
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares Core S&P 500 ETF (cost $1,490,775)	2,703	1,716,135
Total Long-Term Investment Securities (cost $1,390,273,381)		3,389,708,478
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1) (cost $9,521,501)	9,521,501	9,521,501
TOTAL INVESTMENTS (cost $1,399,794,882)(2)	100.0%	3,399,229,979
Other assets less liabilities	0.0	51,777
NET ASSETS	100.0%	$3,399,281,756
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
35	Long	S&P 500 E-Mini Index	September 2025	$11,242,688	$11,154,938	$(87,750)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,387,992,343	$—	$—	$3,387,992,343
Unaffiliated Investment Companies	1,716,135	—	—	1,716,135
Short-Term Investments	9,521,501	—	—	9,521,501
Total Investments at Value	$3,399,229,979	$—	$—	$3,399,229,979
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$87,750	$—	$—	$87,750
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	9,794	$ 240,932
Omnicom Group, Inc.	5,078	365,870
		606,802
Aerospace/Defense — 2.9%
Boeing Co.†	19,742	4,379,565
General Dynamics Corp.	6,617	2,061,924
General Electric Co.	16,461	4,462,248
L3Harris Technologies, Inc.	4,921	1,352,389
Lockheed Martin Corp.	5,469	2,302,340
Northrop Grumman Corp.	3,544	2,043,506
RTX Corp.	15,069	2,374,422
		18,976,394
Agriculture — 0.8%
Altria Group, Inc.	23,847	1,477,083
Archer-Daniels-Midland Co.	12,449	674,487
Bunge Global SA	3,510	279,958
Philip Morris International, Inc.	18,770	3,079,218
		5,510,746
Airlines — 0.1%
Southwest Airlines Co.	14,801	457,795
Apparel — 0.4%
NIKE, Inc., Class B	30,822	2,302,095
Auto Manufacturers — 0.5%
Ford Motor Co.	101,764	1,126,527
General Motors Co.	25,102	1,338,941
PACCAR, Inc.	6,139	606,288
		3,071,756
Auto Parts & Equipment — 0.1%
Aptiv PLC†	5,660	388,502
Banks — 7.4%
Bank of America Corp.	171,691	8,115,833
Bank of New York Mellon Corp.	8,680	880,586
Citigroup, Inc.	48,905	4,582,398
Citizens Financial Group, Inc.	11,338	541,049
Fifth Third Bancorp	17,449	725,355
Goldman Sachs Group, Inc.	8,030	5,810,428
Huntington Bancshares, Inc.	37,827	621,498
JPMorgan Chase & Co.	31,311	9,275,571
KeyCorp	25,798	462,300
M&T Bank Corp.	4,191	790,842
Morgan Stanley	17,796	2,535,218
Northern Trust Corp.	5,093	662,090
PNC Financial Services Group, Inc.	10,325	1,964,538
Regions Financial Corp.	23,621	598,320
State Street Corp.	7,517	840,025
Truist Financial Corp.	34,450	1,505,809
US Bancorp	40,682	1,829,063
Wells Fargo & Co.	85,238	6,872,740
		48,613,663
Beverages — 2.2%
Brown-Forman Corp., Class B	4,788	138,134
Coca-Cola Co.	101,518	6,892,057
Constellation Brands, Inc., Class A	4,049	676,345
Keurig Dr Pepper, Inc.	35,407	1,156,039
Molson Coors Beverage Co., Class B	4,527	220,555
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Monster Beverage Corp.†	10,211	$ 599,896
PepsiCo, Inc.	35,921	4,954,224
		14,637,250
Biotechnology — 1.5%
Amgen, Inc.	7,985	2,356,374
Biogen, Inc.†	3,801	486,528
Corteva, Inc.	17,907	1,291,632
Gilead Sciences, Inc.	32,589	3,659,419
Incyte Corp.†	1,689	126,489
Moderna, Inc.†	8,904	263,202
Regeneron Pharmaceuticals, Inc.	2,702	1,473,833
		9,657,477
Building Materials — 0.6%
Builders FirstSource, Inc.†	1,451	184,466
Carrier Global Corp.	10,952	751,526
Johnson Controls International PLC	17,227	1,808,835
Martin Marietta Materials, Inc.	760	436,909
Masco Corp.	3,288	224,011
Mohawk Industries, Inc.†	1,378	157,795
Vulcan Materials Co.	1,320	362,564
		3,926,106
Chemicals — 2.0%
Air Products & Chemicals, Inc.	5,802	1,670,280
Albemarle Corp.	3,091	209,724
CF Industries Holdings, Inc.	4,230	392,671
Dow, Inc.	18,296	426,114
DuPont de Nemours, Inc.	10,899	783,638
Eastman Chemical Co.	3,028	219,863
Ecolab, Inc.	3,354	877,943
International Flavors & Fragrances, Inc.	6,642	471,781
Linde PLC	12,350	5,684,211
LyondellBasell Industries NV, Class A	6,703	388,305
Mosaic Co.	8,351	300,720
PPG Industries, Inc.	6,047	637,958
Sherwin-Williams Co.	2,601	860,619
		12,923,827
Commercial Services — 1.3%
Automatic Data Processing, Inc.	4,560	1,411,320
Block, Inc.†	9,081	701,598
Equifax, Inc.	3,237	777,625
Global Payments, Inc.	6,434	514,398
MarketAxess Holdings, Inc.	991	203,651
Moody's Corp.	1,938	999,485
PayPal Holdings, Inc.†	8,498	584,322
Rollins, Inc.	3,101	177,594
S&P Global, Inc.	4,363	2,404,449
Verisk Analytics, Inc.	2,060	574,143
		8,348,585
Computers — 8.2%
Accenture PLC, Class A	16,399	4,380,173
Apple, Inc.	211,263	43,851,861
Cognizant Technology Solutions Corp., Class A	12,927	927,641
Dell Technologies, Inc., Class C	4,120	546,683
EPAM Systems, Inc.†	1,491	235,146
Hewlett Packard Enterprise Co.	34,184	707,267
HP, Inc.	24,410	605,368
Leidos Holdings, Inc.	1,657	264,540
NetApp, Inc.	2,833	295,000

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Seagate Technology Holdings PLC	5,507	$ 864,654
Western Digital Corp.	9,030	710,571
		53,388,904
Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	11,879	996,054
Estee Lauder Cos., Inc., Class A	6,066	566,200
Kenvue, Inc.	50,147	1,075,152
Procter & Gamble Co.	61,445	9,245,629
		11,883,035
Distribution/Wholesale — 0.2%
Fastenal Co.	12,812	591,018
LKQ Corp.	6,835	201,427
Pool Corp.	980	301,977
		1,094,422
Diversified Financial Services — 3.0%
Blackrock, Inc.	3,797	4,199,520
Capital One Financial Corp.	16,746	3,600,390
Cboe Global Markets, Inc.	2,724	656,593
Charles Schwab Corp.	44,743	4,372,733
CME Group, Inc.	9,468	2,634,755
Coinbase Global, Inc., Class A†	2,830	1,069,061
Franklin Resources, Inc.	8,151	195,624
Intercontinental Exchange, Inc.	7,180	1,327,079
Invesco, Ltd.	11,779	247,477
Nasdaq, Inc.	6,343	610,324
Raymond James Financial, Inc.	1,801	301,001
T. Rowe Price Group, Inc.	5,789	587,294
		19,801,851
Electric — 3.6%
AES Corp.	18,695	245,839
Alliant Energy Corp.	6,644	431,927
Ameren Corp.	7,032	711,146
American Electric Power Co., Inc.	14,074	1,592,332
CenterPoint Energy, Inc.	16,967	658,659
CMS Energy Corp.	7,768	573,278
Consolidated Edison, Inc.	9,407	973,625
Dominion Energy, Inc.	22,405	1,309,572
DTE Energy Co.	5,402	747,691
Duke Energy Corp.	20,406	2,482,186
Edison International	10,070	524,848
Entergy Corp.	11,653	1,053,781
Evergy, Inc.	6,231	441,155
Eversource Energy	9,544	630,858
Exelon Corp.	26,285	1,181,248
FirstEnergy Corp.	13,339	569,709
NextEra Energy, Inc.	17,921	1,273,466
PG&E Corp.	57,313	803,528
Pinnacle West Capital Corp.	3,197	289,712
PPL Corp.	9,317	332,524
Public Service Enterprise Group, Inc.	6,863	616,229
Sempra	17,027	1,390,765
Southern Co.	28,833	2,724,142
WEC Energy Group, Inc.	8,284	903,619
Xcel Energy, Inc.	15,187	1,115,333
		23,577,172
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	3,188	589,302
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Emerson Electric Co.	4,692	$ 682,733
Generac Holdings, Inc.†	595	115,840
		1,387,875
Electronics — 1.2%
Allegion PLC	1,075	178,364
Fortive Corp.	8,884	425,810
Honeywell International, Inc.	16,824	3,740,816
Jabil, Inc.	2,842	634,249
Keysight Technologies, Inc.†	4,508	738,906
Mettler-Toledo International, Inc.†	319	393,544
TE Connectivity PLC	7,760	1,596,620
Trimble, Inc.†	3,604	302,340
		8,010,649
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,482	112,677
First Solar, Inc.†	1,323	231,168
		343,845
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	3,172	450,012
Entertainment — 0.0%
Caesars Entertainment, Inc.†	5,586	149,035
Environmental Control — 0.2%
Pentair PLC	1,523	155,651
Veralto Corp.	3,318	347,826
Waste Management, Inc.	4,485	1,027,782
		1,531,259
Food — 1.4%
The Campbell's Company	5,173	165,122
Conagra Brands, Inc.	12,550	229,163
General Mills, Inc.	14,378	704,235
Hershey Co.	3,846	715,856
Hormel Foods Corp.	7,650	214,889
J.M. Smucker Co.	2,798	300,337
Kellanova	6,993	558,251
Kraft Heinz Co.	22,659	622,216
Kroger Co.	15,994	1,121,179
Lamb Weston Holdings, Inc.	3,751	214,070
McCormick & Co., Inc.	6,554	462,909
Mondelez International, Inc., Class A	34,009	2,200,042
Sysco Corp.	12,769	1,016,412
Tyson Foods, Inc., Class A	7,412	387,648
		8,912,329
Forest Products & Paper — 0.1%
International Paper Co.	13,731	641,787
Gas — 0.2%
Atmos Energy Corp.	4,132	644,261
NiSource, Inc.	12,662	537,502
		1,181,763
Hand/Machine Tools — 0.1%
Snap-on, Inc.	1,358	436,176
Stanley Black & Decker, Inc.	4,054	274,253
		710,429
Healthcare-Products — 4.0%
Abbott Laboratories	45,577	5,751,362
Agilent Technologies, Inc.	7,445	854,760
Align Technology, Inc.†	1,745	225,122

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Baxter International, Inc.	13,217	$ 287,602
Bio-Techne Corp.	4,156	227,458
Cooper Cos., Inc.†	5,247	370,910
Danaher Corp.	16,691	3,290,797
Edwards Lifesciences Corp.†	15,431	1,223,833
GE HealthCare Technologies, Inc.	11,937	851,347
Hologic, Inc.†	5,800	387,556
IDEXX Laboratories, Inc.†	2,100	1,122,051
Medtronic PLC	33,653	3,036,847
Revvity, Inc.	3,132	275,303
Solventum Corp.†	3,634	259,322
STERIS PLC	2,557	579,135
Stryker Corp.	4,259	1,672,637
Thermo Fisher Scientific, Inc.	9,888	4,624,420
Waters Corp.†	843	243,425
West Pharmaceutical Services, Inc.	1,874	448,373
Zimmer Biomet Holdings, Inc.	5,166	473,464
		26,205,724
Healthcare-Services — 2.1%
Centene Corp.†	12,934	337,189
Charles River Laboratories International, Inc.†	1,339	227,148
Cigna Group	6,975	1,864,976
Elevance Health, Inc.	5,968	1,689,421
HCA Healthcare, Inc.	1,848	654,174
Humana, Inc.	3,145	785,841
IQVIA Holdings, Inc.†	4,342	807,004
Labcorp Holdings, Inc.	2,167	563,593
Molina Healthcare, Inc.†	1,374	216,913
Quest Diagnostics, Inc.	2,993	501,058
UnitedHealth Group, Inc.	23,766	5,931,043
Universal Health Services, Inc., Class B	1,561	259,829
		13,838,189
Home Builders — 0.3%
D.R. Horton, Inc.	7,218	1,031,019
Lennar Corp., Class A	6,083	682,391
NVR, Inc.†	29	218,935
		1,932,345
Household Products/Wares — 0.4%
Avery Dennison Corp.	2,078	348,626
Church & Dwight Co., Inc.	6,404	600,503
Clorox Co.	3,191	400,662
Kimberly-Clark Corp.	8,782	1,094,413
		2,444,204
Insurance — 4.3%
Aflac, Inc.	12,704	1,262,270
Allstate Corp.	6,905	1,403,441
American International Group, Inc.	15,600	1,211,028
Aon PLC, Class A	2,769	984,961
Arthur J. Gallagher & Co.	3,704	1,063,974
Assurant, Inc.	1,354	253,604
Berkshire Hathaway, Inc., Class B†	24,494	11,558,229
Chubb, Ltd.	9,718	2,585,377
Cincinnati Financial Corp.	1,932	284,989
Everest Group, Ltd.	1,112	373,410
Globe Life, Inc.	2,211	310,579
Hartford Insurance Group, Inc.	3,354	417,204
Loews Corp.	4,574	414,130
Marsh & McLennan Cos., Inc.	7,172	1,428,662
MetLife, Inc.	14,974	1,137,275
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Principal Financial Group, Inc.	5,212	$ 405,650
Prudential Financial, Inc.	9,248	957,908
Travelers Cos., Inc.	5,918	1,540,100
W.R. Berkley Corp.	3,552	244,413
Willis Towers Watson PLC	1,344	424,449
		28,261,653
Internet — 4.1%
Amazon.com, Inc.†	103,930	24,331,052
CDW Corp.	3,468	604,750
eBay, Inc.	3,914	359,109
F5, Inc.†	819	256,691
Gen Digital, Inc.	5,989	176,616
Match Group, Inc.	6,602	226,251
VeriSign, Inc.	2,115	568,660
		26,523,129
Iron/Steel — 0.2%
Nucor Corp.	6,114	874,730
Steel Dynamics, Inc.	3,526	449,777
		1,324,507
Lodging — 0.0%
MGM Resorts International†	5,294	192,966
Machinery-Diversified — 0.9%
Deere & Co.	3,702	1,941,218
Dover Corp.	1,950	353,223
IDEX Corp.	1,956	319,826
Nordson Corp.	1,426	305,463
Otis Worldwide Corp.	10,361	887,834
Rockwell Automation, Inc.	2,952	1,038,248
Xylem, Inc.	6,336	916,312
		5,762,124
Media — 1.8%
Charter Communications, Inc., Class A†	2,519	678,518
Comcast Corp., Class A	97,465	3,238,762
FactSet Research Systems, Inc.	535	215,551
Fox Corp., Class A	5,614	313,037
Fox Corp., Class B	3,467	177,302
News Corp., Class A	9,941	291,470
News Corp., Class B	2,935	98,088
Paramount Global, Class B	15,643	196,632
Walt Disney Co.	47,072	5,606,746
Warner Bros. Discovery, Inc.†	59,534	784,063
		11,600,169
Mining — 0.5%
Freeport-McMoRan, Inc.	37,468	1,507,712
Newmont Corp.	29,059	1,804,564
		3,312,276
Miscellaneous Manufacturing — 0.7%
3M Co.	14,133	2,108,926
A.O. Smith Corp.	3,105	219,803
Illinois Tool Works, Inc.	4,117	1,053,829
Teledyne Technologies, Inc.†	1,212	667,836
Textron, Inc.	4,716	366,763
		4,417,157
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	743	251,892

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 5.1%
APA Corp.	9,727	$ 187,634
Chevron Corp.	50,225	7,616,119
ConocoPhillips	32,960	3,142,406
Coterra Energy, Inc.	20,093	490,068
Devon Energy Corp.	17,089	567,697
Diamondback Energy, Inc.	4,868	723,677
EOG Resources, Inc.	14,416	1,730,208
EQT Corp.	15,576	837,210
Expand Energy Corp.	5,693	596,513
Exxon Mobil Corp.	112,883	12,602,258
Marathon Petroleum Corp.	8,021	1,365,094
Occidental Petroleum Corp.	18,500	812,890
Phillips 66	10,750	1,328,485
Valero Energy Corp.	8,137	1,117,291
		33,117,550
Oil & Gas Services — 0.5%
Baker Hughes Co.	25,866	1,165,263
Halliburton Co.	22,512	504,269
Schlumberger NV	39,172	1,324,014
		2,993,546
Packaging & Containers — 0.3%
Amcor PLC	59,865	559,738
Ball Corp.	7,243	414,734
Packaging Corp. of America	1,172	227,075
Smurfit WestRock PLC	12,865	570,949
		1,772,496
Pharmaceuticals — 5.7%
AbbVie, Inc.	26,840	5,073,297
Becton Dickinson & Co.	7,475	1,332,419
Bristol-Myers Squibb Co.	53,335	2,309,939
Cardinal Health, Inc.	6,191	960,967
Cencora, Inc.	4,560	1,304,525
CVS Health Corp.	32,879	2,041,786
Dexcom, Inc.†	5,782	467,012
Henry Schein, Inc.†	3,291	222,636
Johnson & Johnson	63,020	10,381,915
McKesson Corp.	3,268	2,266,489
Merck & Co., Inc.	65,780	5,138,733
Pfizer, Inc.	149,031	3,470,932
Viatris, Inc.	31,382	274,279
Zoetis, Inc.	11,684	1,703,410
		36,948,339
Pipelines — 0.4%
Kinder Morgan, Inc.	50,380	1,413,663
ONEOK, Inc.	7,341	602,770
Williams Cos., Inc.	15,276	915,796
		2,932,229
Private Equity — 0.7%
Blackstone, Inc.	19,102	3,303,882
KKR & Co., Inc.	9,972	1,461,696
		4,765,578
Real Estate — 0.2%
CoStar Group, Inc.†	10,998	1,046,900
REITS — 2.9%
Alexandria Real Estate Equities, Inc.	4,050	309,542
American Tower Corp.	12,270	2,556,945
AvalonBay Communities, Inc.	2,157	401,806
Security Description	Shares or Principal Amount	Value

REITS (continued)
BXP, Inc.	3,826	$ 250,335
Camden Property Trust	1,374	150,041
Crown Castle, Inc.	11,364	1,194,243
Digital Realty Trust, Inc.	8,355	1,474,156
Equinix, Inc.	1,348	1,058,409
Equity Residential	8,894	562,101
Essex Property Trust, Inc.	878	228,438
Extra Space Storage, Inc.	3,023	406,170
Federal Realty Investment Trust	2,027	186,808
Healthpeak Properties, Inc.	18,030	305,428
Host Hotels & Resorts, Inc.	6,800	106,896
Invitation Homes, Inc.	14,795	453,467
Kimco Realty Corp.	17,568	372,969
Mid-America Apartment Communities, Inc.	1,773	252,528
Prologis, Inc.	24,350	2,600,093
Realty Income Corp.	23,578	1,323,433
Regency Centers Corp.	4,291	306,378
SBA Communications Corp.	2,800	629,216
UDR, Inc.	4,353	171,029
Ventas, Inc.	11,829	794,672
VICI Properties, Inc.	28,103	916,158
Welltower, Inc.	7,486	1,235,714
Weyerhaeuser Co.	18,840	471,942
		18,718,917
Retail — 4.5%
Best Buy Co., Inc.	5,025	326,927
CarMax, Inc.†	4,044	228,931
Darden Restaurants, Inc.	1,727	348,284
Dollar General Corp.	5,726	600,657
Dollar Tree, Inc.†	5,224	593,185
Domino's Pizza, Inc.	526	243,649
Genuine Parts Co.	3,607	464,870
Home Depot, Inc.	14,561	5,351,313
Lowe's Cos., Inc.	14,651	3,275,524
Lululemon Athletica, Inc.†	1,571	315,033
McDonald's Corp.	18,716	5,616,110
Ross Stores, Inc.	8,589	1,172,742
Starbucks Corp.	29,824	2,659,108
Target Corp.	11,980	1,203,990
TJX Cos., Inc.	12,021	1,496,975
Tractor Supply Co.	6,461	367,954
Ulta Beauty, Inc.†	1,202	619,042
Walgreens Boots Alliance, Inc.	18,858	219,507
Walmart, Inc.	37,340	3,658,573
Yum! Brands, Inc.	4,285	617,683
		29,380,057
Semiconductors — 5.0%
Advanced Micro Devices, Inc.†	42,463	7,486,651
Analog Devices, Inc.	13,020	2,924,683
Applied Materials, Inc.	12,292	2,213,297
Intel Corp.	114,262	2,262,388
Lam Research Corp.	33,506	3,177,709
Microchip Technology, Inc.	14,037	948,761
Micron Technology, Inc.	29,277	3,195,292
NXP Semiconductors NV	3,978	850,377
ON Semiconductor Corp.†	10,956	617,480
QUALCOMM, Inc.	28,752	4,219,643
Skyworks Solutions, Inc.	3,920	268,677
Teradyne, Inc.	4,206	451,851
Texas Instruments, Inc.	23,798	4,308,866
		32,925,675

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,029	$ 286,947
Software — 9.4%
Adobe, Inc.†	6,454	2,308,531
Akamai Technologies, Inc.†	3,708	282,958
Broadridge Financial Solutions, Inc.	1,777	439,825
Cadence Design Systems, Inc.†	3,225	1,175,738
Electronic Arts, Inc.	3,574	544,999
Fidelity National Information Services, Inc.	13,852	1,099,987
Jack Henry & Associates, Inc.	1,115	189,344
Microsoft Corp.	93,429	49,844,372
Paychex, Inc.	4,427	638,949
PTC, Inc.†	1,676	360,022
Roper Technologies, Inc.	2,796	1,538,918
Synopsys, Inc.†	2,368	1,500,057
Take-Two Interactive Software, Inc.†	4,426	985,803
Workday, Inc., Class A†	3,039	697,086
		61,606,589
Telecommunications — 3.0%
AT&T, Inc.	188,348	5,162,618
Cisco Systems, Inc.	104,199	7,093,868
Corning, Inc.	20,138	1,273,527
T-Mobile US, Inc.	5,878	1,401,374
Verizon Communications, Inc.	110,397	4,720,576
		19,651,963
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,447	259,077
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,121	359,914
CSX Corp.	26,485	941,277
Expeditors International of Washington, Inc.	3,625	421,370
FedEx Corp.	5,771	1,289,761
Security Description	Shares or Principal Amount	Value

Transportation (continued)
JB Hunt Transport Services, Inc.	2,088	$ 300,776
Norfolk Southern Corp.	5,897	1,639,366
Old Dominion Freight Line, Inc.	2,628	392,229
Union Pacific Corp.	15,631	3,469,613
United Parcel Service, Inc., Class B	19,266	1,659,958
		10,474,264
Water — 0.1%
American Water Works Co., Inc.	5,079	712,279
Total Common Stocks (cost $609,577,645)		646,144,106
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares S&P 500 Value ETF (cost $4,950,260)	26,062	5,133,693
Total Long-Term Investment Securities (cost $614,527,905)		651,277,799
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1) (cost $1,341,525)	1,341,524	1,341,525
TOTAL INVESTMENTS (cost $615,869,430)(2)	100.0%	652,619,324
Other assets less liabilities	0.0	149,095
NET ASSETS	100.0%	$652,768,419
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	Micro E-mini S&P 500 Index	September 2025	$539,383	$541,812	$2,429
						Unrealized (Depreciation)
13	Long	E-Mini Russell 1000 Index	September 2025	$1,262,861	$1,253,915	$(8,946)
		Net Unrealized Appreciation (Depreciation)				$(6,517)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$646,144,106	$—	$—	$646,144,106
Unaffiliated Investment Companies	5,133,693	—	—	5,133,693
Short-Term Investments	1,341,525	—	—	1,341,525
Total Investments at Value	$652,619,324	$—	$—	$652,619,324
Other Financial Instruments:†
Futures Contracts	$2,429	$—	$—	$2,429
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,946	$—	$—	$8,946
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 1.7%
Curtiss-Wright Corp.	8,770	$ 4,299,229
General Electric Co.	37,000	10,029,960
		14,329,189
Apparel — 1.1%
Tapestry, Inc.	52,782	5,702,039
VF Corp.	278,097	3,259,297
		8,961,336
Applications Software — 0.1%
Stripe, Inc., Class B(1)(2)	10,760	381,980
Auto Manufacturers — 1.7%
Tesla, Inc.†	48,262	14,877,727
Banks — 2.2%
Citigroup, Inc.	41,782	3,914,974
Northern Trust Corp.	74,799	9,723,870
Popular, Inc.	46,169	5,290,044
		18,928,888
Biotechnology — 0.5%
Incyte Corp.†	31,774	2,379,555
Vertex Pharmaceuticals, Inc.†	4,588	2,096,120
		4,475,675
Building Materials — 1.2%
Builders FirstSource, Inc.†	34,150	4,341,490
Trane Technologies PLC	13,362	5,853,625
		10,195,115
Chemicals — 0.1%
RPM International, Inc.	10,002	1,174,335
Commercial Services — 1.0%
Verisk Analytics, Inc.	31,178	8,689,620
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	215	295,644
Computers — 10.5%
Apple, Inc.	370,940	76,996,016
Leidos Holdings, Inc.	31,307	4,998,162
Okta, Inc.†	81,896	8,009,429
		90,003,607
Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	59,066	4,952,684
Diversified Financial Services — 3.9%
American Express Co.	15,448	4,623,741
Ameriprise Financial, Inc.	18,810	9,747,154
Mastercard, Inc., Class A	15,550	8,808,608
Synchrony Financial	35,537	2,475,863
Visa, Inc., Class A	23,656	8,172,438
		33,827,804
Electric — 0.3%
NRG Energy, Inc.	15,815	2,644,268
Electronics — 0.7%
Amphenol Corp., Class A	57,457	6,119,745
Entertainment — 0.2%
DraftKings, Inc., Class A†	38,451	1,731,833
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	1,787	1,087,577
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.4%
Cigna Group	13,044	$ 3,487,705
Humana, Inc.	11,185	2,794,796
IQVIA Holdings, Inc.†	30,307	5,632,859
		11,915,360
Household Products/Wares — 0.5%
Kimberly-Clark Corp.	32,994	4,111,712
Insurance — 1.2%
Equitable Holdings, Inc.	194,878	10,006,985
Internet — 19.3%
Alphabet, Inc., Class A	82,455	15,823,115
Alphabet, Inc., Class C	78,206	15,082,809
Amazon.com, Inc.†	244,638	57,272,202
Booking Holdings, Inc.	2,072	11,404,412
Expedia Group, Inc.	20,184	3,637,561
GoDaddy, Inc., Class A†	19,632	3,172,139
Meta Platforms, Inc., Class A	50,545	39,093,525
Netflix, Inc.†	4,610	5,344,834
Spotify Technology SA†	18,808	11,783,964
Uber Technologies, Inc.†	29,299	2,570,987
		165,185,548
Leisure Time — 1.0%
Viking Holdings, Ltd.†	151,310	8,884,923
Machinery-Diversified — 0.7%
Flowserve Corp.	31,507	1,765,652
Westinghouse Air Brake Technologies Corp.	20,956	4,024,600
		5,790,252
Pharmaceuticals — 3.0%
AbbVie, Inc.	31,735	5,998,550
Dexcom, Inc.†	10,230	826,277
Eli Lilly & Co.	11,432	8,460,480
McKesson Corp.	7,619	5,284,081
Pfizer, Inc.	232,027	5,403,909
		25,973,297
REITS — 0.6%
Lamar Advertising Co., Class A	40,755	4,982,299
Retail — 2.0%
Carvana Co.†	7,320	2,856,044
Costco Wholesale Corp.	3,572	3,356,394
O'Reilly Automotive, Inc.†	108,721	10,689,449
		16,901,887
Semiconductors — 20.0%
Applied Materials, Inc.	9,465	1,704,268
Broadcom, Inc.	90,714	26,642,702
Lam Research Corp.	124,743	11,830,626
NVIDIA Corp.	688,732	122,504,761
QUALCOMM, Inc.	59,690	8,760,104
		171,442,461
Software — 22.6%
AppLovin Corp., Class A†	22,111	8,638,768
Atlassian Corp., Class A†	37,783	7,246,024
Autodesk, Inc.†	29,801	9,032,981
Datadog, Inc., Class A†	21,763	3,046,385
Dropbox, Inc., Class A†	231,800	6,298,006
Guidewire Software, Inc.†	38,948	8,810,817
HubSpot, Inc.†	3,491	1,814,098
Magic Leap, Inc., Class A(1)(2)	2,188	1,050

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	200,102	$106,754,417
Palantir Technologies, Inc., Class A†	10,792	1,708,913
Pegasystems, Inc.	62,233	3,653,699
ROBLOX Corp., Class A†	56,304	7,758,128
Salesforce, Inc.	19,583	5,058,876
ServiceNow, Inc.†	15,049	14,193,013
Veeva Systems, Inc., Class A†	36,009	10,233,758
		194,248,933
Telecommunications — 1.2%
Arista Networks, Inc.†	85,404	10,523,481
Total Common Stocks (cost $559,626,478)		852,644,165
CONVERTIBLE PREFERRED STOCKS — 0.2%
Automotive - Cars & Lt. Trucks — 0.0%
Waymo LLC Series A-2†(1)(2)	4,915	362,309
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	25	34,377
Canva, Inc. Series A-3†(1)(2)	5	6,876
		41,253
Computer Software — 0.0%
Formagrid, Inc. Series F†(1)(2)	2,702	148,610
E-Commerce/Services — 0.0%
Rappi, Inc. Series E †(1)(2)	9,191	295,736
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	146,407
Industrial Automation/Robotics — 0.1%
Nuro, Inc. Series C †(1)(2)	47,284	604,999
Nuro, Inc. Series D †(1)(2)	10,245	131,904
		736,903
Recycling — 0.1%
Redwood Materials, Inc. Series C†(1)(2)	9,878	444,510
Software — 0.0%
Celonis SE Series D†(1)(2)	187	12,978
Total Convertible Preferred Stocks (cost $3,261,134)		2,188,706
Total Long-Term Investment Securities (cost $562,887,612)		854,832,871
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
U.S. Government Agency — 0.5%
Federal Home Loan Bank Disc. Notes
4.18%, 08/01/2025 (cost $3,983,000)	$3,983,000	$ 3,982,531
TOTAL INVESTMENTS (cost $566,870,612)(3)	100.1%	858,815,402
Other assets less liabilities	(0.1)	(866,193)
NET ASSETS	100.0%	$857,949,209
^	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	12/17/2021	125	$213,020
	12/22/2021	90	153,375
		215	366,395	$295,644	$1,704.16	0.0%
Epic Games, Inc.
	06/18/2020	1,331	766,241
	03/29/2021	456	403,873
		1,787	1,170,114	1,087,577	654.79	0.2
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	10/12/2017	925	450,306
		2,188	1,064,503	1,050	486.52	0.0
Stripe, Inc., Class B	12/17/2019	10,760	168,824	381,980	15.69	0.1
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	34,377	1,704.16	0.0
Canva, Inc. Series A-3	12/17/2021	5	8,521	6,876	1,704.16	0.0
Celonis SE Series D	10/04/2022	187	69,150	12,978	369.79	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	148,610	187.28	0.0
Nuro, Inc.
Series C	10/30/2020	31,464	410,750
Series C	03/02/2021	15,820	206,524
		47,284	617,274	604,999	13.06	0.1
Nuro, Inc. Series D	10/29/2021	10,245	213,564	131,904	20.85	0.0

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Rappi, Inc.
Series E	09/08/2020	3,782	$225,960
Series E	09/24/2020	5,409	323,166
		9,191	549,126	$295,736	$59.75	0.0%
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	444,510	47.40	0.1
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	146,407	41.27	0.0
Waymo LLC Series A-2	05/08/2020	4,915	422,037	362,309	85.87	0.0
				$3,954,957		0.5%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United States	$811,819,334	$—	$1,766,251	$813,585,585
Other Countries	39,058,580	—	—	39,058,580
Convertible Preferred Stocks	—	—	2,188,706	2,188,706
Short-Term Investments	—	3,982,531	—	3,982,531
Total Investments at Value	$850,877,914	$3,982,531	$3,954,957	$858,815,402
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 2.7%
Howmet Aerospace, Inc.	50,343	$ 9,050,161
RTX Corp.	51,250	8,075,463
		17,125,624
Apparel — 0.6%
LVMH Moet Hennessy Louis Vuitton SE	7,478	4,030,983
Banks — 5.5%
Bank of America Corp.	154,685	7,311,960
Goldman Sachs Group, Inc.	13,938	10,085,398
JPMorgan Chase & Co.	59,738	17,696,785
		35,094,143
Beverages — 0.7%
Diageo PLC	187,306	4,583,685
Biotechnology — 1.4%
Vertex Pharmaceuticals, Inc.†	19,556	8,934,550
Chemicals — 1.1%
Linde PLC	15,131	6,964,194
Commercial Services — 0.5%
TransUnion	33,460	3,185,057
Computers — 5.3%
Apple, Inc.	107,214	22,254,410
Check Point Software Technologies, Ltd.†	45,615	8,493,513
EPAM Systems, Inc.†	21,311	3,360,958
		34,108,881
Cosmetics/Personal Care — 3.1%
Colgate-Palmolive Co.	61,645	5,168,933
Kenvue, Inc.	239,921	5,143,906
Procter & Gamble Co.	64,214	9,662,281
		19,975,120
Diversified Financial Services — 6.4%
CME Group, Inc.	35,531	9,887,567
Mastercard, Inc., Class A	22,178	12,563,171
Nasdaq, Inc.	58,844	5,661,970
Visa, Inc., Class A	38,632	13,346,197
		41,458,905
Electric — 3.2%
Alliant Energy Corp.	84,085	5,466,366
Southern Co.	61,437	5,804,568
Xcel Energy, Inc.	126,560	9,294,566
		20,565,500
Electrical Components & Equipment — 4.1%
AMETEK, Inc.	22,339	4,129,364
Eaton Corp. PLC	33,035	12,709,225
Emerson Electric Co.	63,303	9,211,220
		26,049,809
Electronics — 4.5%
Allegion PLC	44,807	7,434,377
Amphenol Corp., Class A	43,702	4,654,700
Hubbell, Inc.	11,920	5,214,762
TE Connectivity PLC	57,379	11,805,729
		29,109,568
Security Description	Shares or Principal Amount	Value

Environmental Control — 1.2%
Veralto Corp.	33,650	$ 3,527,529
Waste Management, Inc.	19,536	4,476,870
		8,004,399
Food Service — 1.1%
Aramark	164,547	7,003,120
Healthcare-Products — 5.2%
Abbott Laboratories	48,791	6,156,936
Agilent Technologies, Inc.	56,247	6,457,718
Medtronic PLC	109,222	9,856,193
STERIS PLC	34,519	7,818,209
Thermo Fisher Scientific, Inc.	6,188	2,894,004
		33,183,060
Healthcare-Services — 1.5%
Cigna Group	25,835	6,907,762
ICON PLC†	17,688	2,992,633
		9,900,395
Insurance — 4.0%
Aon PLC, Class A	26,259	9,340,589
Chubb, Ltd.	31,001	8,247,506
Willis Towers Watson PLC	26,653	8,417,284
		26,005,379
Internet — 13.8%
Alphabet, Inc., Class A	134,877	25,882,896
Amazon.com, Inc.†	153,448	35,923,711
Meta Platforms, Inc., Class A	34,840	26,946,650
		88,753,257
Machinery-Diversified — 1.1%
Otis Worldwide Corp.	36,893	3,161,361
Westinghouse Air Brake Technologies Corp.	21,705	4,168,446
		7,329,807
Oil & Gas — 2.7%
ConocoPhillips	98,959	9,434,751
Exxon Mobil Corp.	68,784	7,679,046
		17,113,797
Pharmaceuticals — 2.5%
Becton Dickinson & Co.	31,150	5,552,487
Johnson & Johnson	55,321	9,113,582
Zoetis, Inc.	11,097	1,617,832
		16,283,901
REITS — 1.3%
American Tower Corp.	40,511	8,442,087
Retail — 2.3%
Costco Wholesale Corp.	9,034	8,488,708
Home Depot, Inc.	16,656	6,121,246
		14,609,954
Semiconductors — 10.5%
Analog Devices, Inc.	31,153	6,997,898
ASML Holding NV	4,096	2,865,846
KLA Corp.	4,234	3,721,813
Lam Research Corp.	79,772	7,565,576
NVIDIA Corp.	238,426	42,408,833
Texas Instruments, Inc.	23,383	4,233,726
		67,793,692

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 12.6%
Fiserv, Inc.†	60,798	$ 8,447,274
Microsoft Corp.	114,156	60,902,226
Salesforce, Inc.	45,747	11,817,823
		81,167,323
Telecommunications — 0.5%
Arista Networks, Inc.†	25,565	3,150,119
Total Long-Term Investment Securities (cost $453,491,196)		639,926,309
SHORT-TERM INVESTMENTS — 0.6%
U.S. Government Agency — 0.6%
Federal Home Loan Bank Disc. Notes
4.18%, 08/01/2025 (cost $3,548,000)	$3,548,000	3,547,582
TOTAL INVESTMENTS (cost $457,039,196)(1)	100.0%	643,473,891
Other assets less liabilities	0.0	159,309
NET ASSETS	100.0%	$643,633,200
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$639,926,309	$—	$—	$639,926,309
Short-Term Investments	—	3,547,582	—	3,547,582
Total Investments at Value	$639,926,309	$3,547,582	$—	$643,473,891
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.1%
Advertising — 1.2%
Interpublic Group of Cos., Inc.	10,741	$ 264,229
Omnicom Group, Inc.	73,771	5,315,200
		5,579,429
Aerospace/Defense — 1.6%
Boeing Co.†	5,452	1,209,472
General Dynamics Corp.	9,032	2,814,462
L3Harris Technologies, Inc.	13,625	3,744,422
		7,768,356
Agriculture — 1.7%
Altria Group, Inc.	19,630	1,215,882
Archer-Daniels-Midland Co.	16,719	905,836
Philip Morris International, Inc.	37,963	6,227,830
		8,349,548
Auto Parts & Equipment — 1.5%
Aptiv PLC†	59,178	4,061,978
Lear Corp.	34,647	3,266,865
		7,328,843
Banks — 8.0%
Bank of America Corp.	167,727	7,928,455
Goldman Sachs Group, Inc.	11,089	8,023,890
JPMorgan Chase & Co.	20,138	5,965,681
Morgan Stanley	22,811	3,249,655
Northern Trust Corp.	56,079	7,290,270
PNC Financial Services Group, Inc.	18,913	3,598,577
Wells Fargo & Co.	27,767	2,238,853
		38,295,381
Beverages — 0.8%
Constellation Brands, Inc., Class A	12,746	2,129,092
Diageo PLC	64,155	1,569,978
		3,699,070
Building Materials — 2.5%
Johnson Controls International PLC	60,742	6,377,910
Masco Corp.	66,840	4,553,809
Mohawk Industries, Inc.†	11,149	1,276,672
		12,208,391
Chemicals — 1.7%
Air Products & Chemicals, Inc.	3,724	1,072,065
Axalta Coating Systems, Ltd.†	67,851	1,921,540
DuPont de Nemours, Inc.	24,837	1,785,780
PPG Industries, Inc.	31,017	3,272,294
		8,051,679
Computers — 1.3%
Accenture PLC, Class A	7,380	1,971,198
Amdocs, Ltd.	18,448	1,574,721
Cognizant Technology Solutions Corp., Class A	27,744	1,990,910
Leidos Holdings, Inc.	5,377	858,438
		6,395,267
Cosmetics/Personal Care — 1.5%
Kenvue, Inc.	330,933	7,095,203
Distribution/Wholesale — 0.5%
LKQ Corp.	86,821	2,558,615
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 3.4%
Charles Schwab Corp.	129,365	$ 12,642,841
CME Group, Inc.	12,400	3,450,672
		16,093,513
Electric — 3.1%
Duke Energy Corp.	31,519	3,833,971
Exelon Corp.	44,026	1,978,528
National Grid PLC	229,753	3,216,287
PG&E Corp.	302,610	4,242,592
Southern Co.	14,670	1,386,022
		14,657,400
Electrical Components & Equipment — 0.6%
Eaton Corp. PLC	7,504	2,886,939
Electronics — 0.6%
Honeywell International, Inc.	13,093	2,911,229
Food — 0.2%
US Foods Holding Corp.†	10,885	907,047
Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc.	23,010	1,556,626
Healthcare-Products — 2.3%
Agilent Technologies, Inc.	20,224	2,321,918
Medtronic PLC	98,730	8,909,395
		11,231,313
Healthcare-Services — 2.0%
Cigna Group	25,021	6,690,115
ICON PLC†	16,277	2,753,906
		9,444,021
Household Products/Wares — 0.6%
Avery Dennison Corp.	3,870	649,270
Henkel AG & Co. KGaA (Preference Shares)	30,775	2,373,437
		3,022,707
Insurance — 4.0%
Aon PLC, Class A	18,467	6,568,897
Chubb, Ltd.	19,459	5,176,872
Principal Financial Group, Inc.	10,584	823,753
Travelers Cos., Inc.	5,435	1,414,404
Willis Towers Watson PLC	16,790	5,302,450
		19,286,376
Machinery-Diversified — 0.9%
AGCO Corp.	15,822	1,866,522
Regal Rexnord Corp.	16,231	2,481,395
		4,347,917
Media — 1.7%
Comcast Corp., Class A	200,492	6,662,349
Warner Bros. Discovery, Inc.†	110,297	1,452,612
		8,114,961
Mining — 0.2%
Glencore PLC	241,990	973,932
Oil & Gas — 4.1%
Chevron Corp.	44,711	6,779,976
ConocoPhillips	58,078	5,537,157
Exxon Mobil Corp.	38,780	4,329,399
Suncor Energy, Inc.	77,781	3,067,791
		19,714,323

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.2%
Smurfit WestRock PLC	22,597	$ 1,002,855
Pharmaceuticals — 6.1%
Becton Dickinson & Co.	48,260	8,602,345
Johnson & Johnson	49,839	8,210,477
McKesson Corp.	3,781	2,622,275
Organon & Co.	30,279	293,706
Pfizer, Inc.	308,122	7,176,161
Roche Holding AG	8,005	2,533,808
		29,438,772
Retail — 0.5%
Target Corp.	19,007	1,910,204
Wendy's Co.	45,044	443,683
		2,353,887
Semiconductors — 1.7%
Intel Corp.	116,051	2,297,810
NXP Semiconductors NV	17,792	3,803,396
Samsung Electronics Co., Ltd. (Preference Shares)	44,986	1,868,469
		7,969,675
Software — 3.4%
Electronic Arts, Inc.	16,758	2,555,427
Fidelity National Information Services, Inc.	29,345	2,330,287
Fiserv, Inc.†	18,813	2,613,878
Microsoft Corp.	16,675	8,896,113
		16,395,705
Transportation — 0.9%
Union Pacific Corp.	20,175	4,478,245
Total Common Stocks (cost $228,911,950)		284,117,225
CONVERTIBLE PREFERRED STOCKS — 0.3%
Aerospace/Defense — 0.3%
Boeing Co. (cost $1,065,050)	21,301	1,505,980
CORPORATE BONDS & NOTES — 12.6%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	213,540
Boeing Co.
5.81%, 05/01/2050	199,000	192,052
6.86%, 05/01/2054	176,000	193,453
		599,045
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,078,000	1,074,505
Philip Morris International, Inc.
5.13%, 11/17/2027	194,000	196,969
5.13%, 02/15/2030	234,000	239,601
5.63%, 11/17/2029	85,000	88,700
5.75%, 11/17/2032	365,000	383,104
		1,982,879
Auto Manufacturers — 0.1%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	660,253
Banks — 2.4%
Bank of America Corp.
2.57%, 10/20/2032	632,000	556,981
Security Description	Shares or Principal Amount	Value

Banks (continued)
Barclays PLC
7.44%, 11/02/2033	$ 643,000	$ 730,746
Deutsche Bank AG
2.31%, 11/16/2027	188,000	182,436
6.72%, 01/18/2029	485,000	507,911
7.15%, 07/13/2027	190,000	194,217
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	578,000	504,917
2.60%, 02/07/2030	673,000	621,704
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	197,835
4.70%, 03/09/2031(1)	237,000	217,740
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,014,000	891,479
2.96%, 05/13/2031	104,000	96,351
2.96%, 01/25/2033	396,000	355,789
3.11%, 04/22/2041	530,000	405,038
3.90%, 01/23/2049	198,000	155,235
5.77%, 04/22/2035	459,000	481,391
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	601,243
5.62%, 04/24/2036	652,000	673,474
Morgan Stanley
2.70%, 01/22/2031	1,271,000	1,171,322
2.94%, 01/21/2033	672,000	600,509
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,056,865
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,188,493
		11,391,676
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	145,661
8.00%, 11/15/2039	621,000	778,994
Diageo Capital PLC
2.38%, 10/24/2029	499,000	461,910
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	61,000	57,277
		1,443,842
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	37,000	33,863
Masco Corp.
2.00%, 02/15/2031	787,000	675,885
Vulcan Materials Co.
3.50%, 06/01/2030	83,000	78,994
		788,742
Chemicals — 0.0%
RPM International, Inc.
2.95%, 01/15/2032	295,000	261,179
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	892,000	903,626
ERAC USA Finance LLC
7.00%, 10/15/2037*	240,000	275,327
Experian Finance PLC
4.25%, 02/01/2029*	336,000	333,733
Global Payments, Inc.
1.20%, 03/01/2026	438,000	429,177
2.90%, 11/15/2031	244,000	214,209

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Verisk Analytics, Inc.
4.13%, 03/15/2029	$ 398,000	$ 394,863
5.75%, 04/01/2033	320,000	334,962
		2,885,897
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
4.90%, 03/22/2033	220,000	222,421
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	253,110
3.65%, 07/21/2027	150,000	147,461
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	385,000	366,869
3.25%, 02/15/2027*	464,000	452,389
4.38%, 05/01/2026*	141,000	140,266
Capital One Financial Corp.
3.27%, 03/01/2030	962,000	919,011
Charles Schwab Corp.
5.85%, 05/19/2034	1,033,000	1,094,914
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	423,000	378,458
LPL Holdings, Inc.
4.38%, 05/15/2031*	887,000	848,084
6.75%, 11/17/2028	82,000	87,069
		4,687,631
Electric — 1.2%
American Electric Power Co., Inc.
5.95%, 11/01/2032	264,000	279,571
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	97,641
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	341,471
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	183,214	184,467
Duke Energy Carolinas LLC
4.95%, 01/15/2033	881,000	892,296
Duke Energy Corp.
2.65%, 09/01/2026	61,000	59,760
4.50%, 08/15/2032	628,000	614,764
Electricite de France SA
6.90%, 05/23/2053*	200,000	214,430
Empire District Bondco LLC
4.94%, 01/01/2035	240,371	241,578
Exelon Corp.
4.05%, 04/15/2030	333,000	326,679
Georgia Power Co.
3.70%, 01/30/2050	27,000	20,143
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	170,976
4.30%, 01/15/2026*	276,000	275,277
5.10%, 01/15/2035	154,000	153,365
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	403,000	420,129
Pacific Gas & Electric Co.
2.10%, 08/01/2027	102,000	96,854
2.50%, 02/01/2031	411,000	358,824
3.00%, 06/15/2028	298,000	283,708
3.30%, 08/01/2040	211,000	154,326
Virginia Power Fuel Securitization LLC
5.09%, 05/01/2029	203,268	203,985
Security Description	Shares or Principal Amount	Value

Electric (continued)
Xcel Energy, Inc.
3.40%, 06/01/2030	$ 222,000	$ 210,418
		5,600,662
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	594,000	520,903
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	170,000	144,625
Waste Management, Inc.
4.88%, 02/15/2034	1,226,000	1,238,134
		1,382,759
Food — 0.1%
Mars, Inc.
5.20%, 03/01/2035*	489,000	491,341
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	62,000	61,593
East Ohio Gas Co.
2.00%, 06/15/2030*	229,000	202,186
NiSource, Inc.
2.95%, 09/01/2029	253,000	238,384
5.65%, 02/01/2045	89,000	86,131
		588,294
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	183,468
Boston Scientific Corp.
2.65%, 06/01/2030	312,000	287,707
		471,175
Healthcare-Services — 0.4%
Adventist Health System
5.43%, 03/01/2032	568,000	572,549
Cigna Group
3.20%, 03/15/2040	102,000	77,187
HCA, Inc.
5.13%, 06/15/2039	419,000	392,826
Humana, Inc.
5.88%, 03/01/2033	260,000	268,857
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	25,287
4.26%, 11/01/2047	238,000	189,526
UnitedHealth Group, Inc.
5.00%, 04/15/2034	483,000	479,287
		2,005,519
Insurance — 1.0%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	561,065
Aon Corp.
4.50%, 12/15/2028	439,000	440,213
Brown & Brown, Inc.
4.20%, 03/17/2032	457,000	434,119
5.55%, 06/23/2035	121,000	122,318
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	920,000	940,668
6.00%, 12/07/2033	26,000	27,058
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	228,000	169,306

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	$ 1,046,000	$ 1,005,978
Sammons Financial Group, Inc.
4.75%, 04/08/2032*	141,000	134,935
6.88%, 04/15/2034*	731,000	784,585
		4,620,245
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	302,000	304,318
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	181,000	172,714
Marriott International, Inc.
2.75%, 10/15/2033	339,000	287,815
2.85%, 04/15/2031	6,000	5,439
4.63%, 06/15/2030	418,000	417,367
		883,335
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	92,699
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	433,000	435,269
		527,968
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	441,000	314,195
5.25%, 04/01/2053	371,000	305,895
5.38%, 05/01/2047	91,000	77,165
6.38%, 10/23/2035	224,000	231,572
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	426,000	491,062
		1,419,889
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	932,925
3.88%, 03/16/2029*	200,000	195,137
5.63%, 04/01/2030*	422,000	438,292
Glencore Funding LLC
2.50%, 09/01/2030*	334,000	300,534
2.85%, 04/27/2031*	139,000	125,092
		1,991,980
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	896,000	797,970
Diamondback Energy, Inc.
5.40%, 04/18/2034	282,000	282,667
Eni SpA
4.75%, 09/12/2028*	762,000	766,849
EQT Corp.
5.75%, 02/01/2034	669,000	687,938
Marathon Petroleum Corp.
4.75%, 09/15/2044	200,000	166,897
Phillips 66
2.15%, 12/15/2030	592,000	520,189
		3,222,510
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.1%
CVS Health Corp.
5.30%, 06/01/2033	$ 535,000	$ 537,868
Pipelines — 0.6%
Enbridge, Inc.
5.63%, 04/05/2034	695,000	711,212
Energy Transfer LP
5.75%, 02/15/2033	487,000	504,285
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	397,000	378,356
5.70%, 09/15/2034	216,000	219,089
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	100,000	99,507
Spectra Energy Partners LP
3.38%, 10/15/2026	175,000	172,343
Targa Resources Corp.
4.20%, 02/01/2033	162,000	151,456
6.13%, 03/15/2033	496,000	521,623
		2,757,871
REITS — 0.6%
Boston Properties LP
2.55%, 04/01/2032	259,000	219,291
Brixmor Operating Partnership LP
4.05%, 07/01/2030	355,000	343,901
4.13%, 05/15/2029	39,000	38,306
Crown Castle, Inc.
3.65%, 09/01/2027	507,000	497,656
Equinix, Inc.
1.80%, 07/15/2027	294,000	279,371
2.50%, 05/15/2031	393,000	348,490
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	308,000	310,831
Public Storage Operating Co.
5.10%, 08/01/2033	910,000	929,366
Realty Income Corp.
3.25%, 01/15/2031	97,000	90,670
		3,057,882
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	483,000	361,255
Genuine Parts Co.
2.75%, 02/01/2032	802,000	700,435
		1,061,690
Semiconductors — 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	288,000	278,373
4.93%, 05/15/2037*	150,000	144,955
		423,328
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	136,000	123,996
Oracle Corp.
4.90%, 02/06/2033	153,000	152,490
Roper Technologies, Inc.
2.00%, 06/30/2030	261,000	231,251
		507,737
Telecommunications — 0.7%
NTT Finance Corp.
5.50%, 07/16/2035*	969,000	984,018

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Rogers Communications, Inc.
3.80%, 03/15/2032	$ 1,117,000	$ 1,040,971
T-Mobile USA, Inc.
2.05%, 02/15/2028	399,000	376,596
4.50%, 04/15/2050	473,000	388,486
Verizon Communications, Inc.
3.15%, 03/22/2030	208,000	196,232
4.81%, 03/15/2039	372,000	347,096
Vodafone Group PLC
5.63%, 02/10/2053	166,000	156,886
		3,490,285
Total Corporate Bonds & Notes (cost $63,688,443)		60,791,124
ASSET BACKED SECURITIES — 1.8%
Auto Loan Receivables — 0.5%
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	73,655	73,771
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	53,647	54,040
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A 6.39%, 08/15/2033*	124,000	124,904
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	148,000	148,126
Series 2023-1, Class A2 5.51%, 01/22/2029*	305,393	306,205
Series 2023-3, Class A2 6.40%, 03/20/2030*	179,155	181,607
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2 6.27%, 08/16/2027*	7,136	7,140
Series 2023-2A, Class A2 6.37%, 06/15/2028*	26,600	26,776
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	306,000	306,399
Nissan Master Owner Trust Receivables FRS
Series 2024-A, Class A 5.01%, (SOFR30A+0.67%), 02/15/2028*	325,724	326,027
Santander Drive Auto Receivables Trust
Series 2025-1, Class A2 4.76%, 08/16/2027	465,419	465,449
SBNA Auto Lease Trust
Series 2024-C, Class A2 4.94%, 11/20/2026*	19,398	19,406
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2 4.63%, 07/20/2027*	377,496	377,818
		2,417,668
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 6.07%, (TSFR1M+1.71%), 12/28/2040*	43,436	95,577
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	10,476	10,337
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.50%, 12/25/2035(2)	$ 11,437	$ 259
		106,173
Other Asset Backed Securities — 1.3%
Affirm Asset Securitization Trust
Series 2025-X1, Class A 5.08%, 04/15/2030*	103,593	103,647
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1R 6.08%, (TSFR3M+1.75%), 10/20/2036*	293,336	293,869
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	204,154	207,874
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 5.60%, (TSFR3M+1.28%), 04/15/2031*	312,313	312,475
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class BR2 5.92%, (TSFR3M+1.60%), 07/17/2034*	1,199,001	1,199,600
Dryden XXVI Senior Loan Fund FRS
Series 2013-26A, Class AR 5.48%, (TSFR3M+1.16%), 04/15/2029*	95,117	95,296
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	6,712	6,715
Magnetite XIX, Ltd. FRS
Series 2017-19A, Class B1RR 5.77%, (TSFR3M+1.45%), 04/17/2034*	250,000	249,892
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class A1R3 5.47%, (TSFR3M+1.15%), 04/15/2039*	385,000	385,056
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	285,837	287,192
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A2 5.96%, (TSFR3M+1.65%), 08/08/2032*	1,108,526	1,109,400
Parallel, Ltd. FRS
Series 2023-1A, Class A2R 6.13%, (TSFR3M+1.80%), 07/20/2036*	426,070	426,981
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class A2RR 5.63%, (TSFR3M+1.30%), 01/20/2036*	1,187,485	1,178,527
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 6.03%, (TSFR3M+1.71%), 10/15/2030*	425,864	426,184
		6,282,708
Total Asset Backed Securities (cost $8,760,319)		8,806,549
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Commercial and Residential — 4.4%
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*	334,626	331,804
Series 2024-10, Class A1 5.35%, 10/25/2069*	588,756	585,498
Series 2024-12, Class A1 5.65%, 10/25/2069*	521,633	521,028

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL3, Class B 6.06%, (TSFR1M+1.71%), 08/15/2034*	$ 383,500	$ 382,851
Series 2022-FL1, Class B 6.44%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,099,372
ARDN 2025-ARCP Mtg. Trust FRS
Series 2025-ARCP, Class A 6.09%, (TSFR1M+1.75%), 06/15/2035*	906,000	906,387
AREIT Trust FRS
Series 2022-CRE6, Class B 6.20%, (SOFR30A+1.85%), 01/20/2037*	668,000	664,660
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	444,266
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	31,808
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 5.76%, (TSFR1M+1.41%), 03/15/2036*	726,850	726,846
Series 2022-FL8, Class B 6.39%, (SOFR30A+2.05%), 02/15/2037*	392,500	391,017
Series 2021-FL7, Class B 6.51%, (TSFR1M+2.16%), 12/15/2038*	182,000	181,890
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class A 5.73%, (TSFR1M+1.38%), 08/15/2042*	587,000	587,000
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.76%, (TSFR1M+1.41%), 05/15/2038*	1,187,000	1,176,032
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*	384,243	381,672
Connecticut Avenue Securities Trust FRS
Series 2025-R02, Class 1A1 5.35%, (SOFR30A+1.00%), 02/25/2045*	169,640	169,640
Dwight Issuer LLC FRS
Series 2025-FL1, Class A 5.96%, (TSFR1M+1.66%), 09/18/2042*	676,000	677,267
ELM Trust VRS
Series 2024-ELM, Class B10 6.00%, 06/10/2039*(2)	537,460	540,529
Greystone CRE Notes LLC FRS
Series 2025-FL4, Class AS 6.45%, (TSFR1M+2.14%), 01/15/2043*	125,500	125,491
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 6.21%, (TSFR1M+1.86%), 07/15/2036*	1,249,000	1,248,642
MF1 LLC FRS
Series 2025-FL19, Class A 5.84%, (TSFR1M+1.49%), 05/18/2042*	470,808	473,456
Series 2024-FL16, Class A 5.89%, (TSFR1M+1.54%), 11/18/2039*	1,096,998	1,100,425
Series 2025-FL17, Class AS 5.92%, (TSFR1M+1.57%), 02/18/2040*	951,968	949,589
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 5.66%, (TSFR1M+1.31%), 07/15/2036*	1,168,424	1,165,528
MF1, Ltd. FRS
Series 2020-FL4, Class A 6.16%, (TSFR1M+1.81%), 12/15/2035*	51,642	51,642
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2022-FL8, Class B 6.30%, (TSFR1M+1.95%), 02/19/2037*	$ 486,092	$ 484,185
Series 2024-FL15, Class AS 6.39%, (TSFR1M+2.04%), 08/18/2041*	541,000	541,339
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	317,020
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	502,981
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*	222,914	221,809
Series 2025-NQM13, Class A1 5.44%, 05/25/2065*	188,618	188,563
OBX Trust VRS
Series 2025-NQM1, Class A1 5.55%, 12/25/2064*(2)	287,770	287,820
PFP, Ltd. FRS
Series 2025-12, Class AS 6.09%, (TSFR1M+1.74%), 12/18/2042*	663,000	663,622
PRM Trust VRS
Series 2025-PRM6, Class A 4.48%, 07/05/2033*(2)	348,143	344,184
Provident Funding Mtg. Trust VRS
Series 2025-2, Class A4 5.50%, 06/25/2055*(2)	837,619	833,871
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class B 6.27%, (TSFR1M+1.91%), 11/25/2036*	240,000	238,888
STWD, Ltd. FRS
Series 2022-FL3, Class AS 6.14%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,123,562
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 5.66%, (TSFR1M+1.31%), 03/15/2038*	498,977	498,078
Verus Securitization Trust VRS
Series 2024-8, Class A1 5.36%, 10/25/2069*(2)	132,171	131,879
		21,292,141
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20%, 11/25/2027(2)(3)	3,192,000	14,514
Series K070, Class XAM 0.25%, 12/25/2027(2)(3)	1,984,000	12,060
Series K069, Class XAM 0.28%, 09/25/2027(2)(3)	2,042,000	13,652
Series K071, Class X1 0.28%, 11/25/2027(2)(3)	2,148,873	11,215
Series K072, Class XAM 0.29%, 12/25/2027(2)(3)	2,208,000	16,092
Series K154, Class X1 0.29%, 11/25/2032(2)(3)	1,579,822	23,762
Series K070, Class X1 0.32%, 11/25/2027(2)(3)	1,932,437	12,390
Series K127, Class X1 0.32%, 01/25/2031(2)(3)	1,111,439	15,170
Series K068, Class XAM 0.33%, 08/25/2027(2)(3)	1,898,000	13,040

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K134, Class XAM 0.35%, 11/25/2031(2)(3)	$ 1,708,147	$ 33,321
Series K072, Class X1 0.36%, 12/25/2027(2)(3)	3,295,677	24,766
Series K068, Class X1 0.41%, 08/25/2027(2)(3)	1,211,731	8,746
Series K137, Class XAM 0.50%, 12/25/2031(2)(3)	1,554,125	41,719
Series K128, Class X1 0.51%, 03/25/2031(2)(3)	896,068	20,705
Series K132, Class X1 0.51%, 08/25/2031(2)(3)	353,348	8,997
Series K133, Class XAM 0.54%, 09/25/2031(2)(3)	1,156,618	33,310
Series K067, Class X1 0.56%, 07/25/2027(2)(3)	2,216,739	19,963
Series K136, Class XAM 0.57%, 12/25/2031(2)(3)	2,614,411	78,100
Series K066, Class XAM 0.64%, 06/25/2027(2)(3)	2,696,000	34,399
Series K066, Class X1 0.73%, 06/25/2027(2)(3)	837,481	8,894
Series K128, Class XAM 0.73%, 03/25/2031(2)(3)	386,416	14,093
Series K125, Class XAM 0.78%, 01/25/2031(2)(3)	463,094	17,381
Series K132, Class XAM 0.85%, 09/25/2031(2)(3)	334,404	14,752
Series K124, Class XAM 0.94%, 01/25/2031(2)(3)	313,326	13,890
Series K131, Class XAM 0.94%, 07/25/2031(2)(3)	261,462	12,828
Series K097, Class X1 1.08%, 07/25/2029(2)(3)	159,910	5,796
Series K122, Class XAM 1.08%, 11/25/2030(2)(3)	283,086	14,157
Series K098, Class X1 1.14%, 08/25/2029(2)(3)	1,011,272	39,213
Series K118, Class XAM 1.17%, 09/25/2030(2)(3)	160,069	8,361
Series K129, Class XAM 1.21%, 05/25/2031(2)(3)	173,114	10,377
Series K114, Class XAM 1.34%, 06/25/2030(2)(3)	272,251	15,560
Series K116, Class XAM 1.60%, 08/25/2030(2)(3)	246,234	17,237
Series K112, Class XAM 1.67%, 05/25/2030(2)(3)	267,239	18,831
Series K109, Class XAM 1.80%, 04/25/2030(2)(3)	200,000	14,668
Series K111, Class XAM 1.80%, 05/25/2030(2)(3)	678,770	51,027
Series K110, Class XAM 1.84%, 04/25/2030(2)(3)	547,569	41,370
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	28,023	1,365
Series 4474, Class HJ 3.00%, 07/15/2039	16,153	15,394
Series 4096, Class DZ 3.50%, 08/15/2042	79,499	74,607
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4471, Class PI 4.50%, 12/15/2040(3)	$ 3,118	$ 288
Series 3629, Class CZ 5.00%, 01/15/2040	22,104	22,533
Series 3845, Class AI 5.50%, 02/15/2036(3)	7,909	1,257
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	56,839	48,680
Series 2019-3, Class MV 3.50%, 10/25/2058	53,669	49,930
Federal National Mtg. Assoc. REMIC
Series 2016-19, Class AD 2.00%, 04/25/2046	23,113	21,358
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	28,931	2,055
Series 2010-43, Class AH 3.25%, 05/25/2040	11,549	10,941
Series 2010-113, Class GB 4.00%, 10/25/2040	15,732	15,492
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	46,183	8,497
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	23,484	22,704
Series 2012-12, Class KN 4.50%, 09/20/2041	15,469	15,451
Government National Mtg. Assoc. REMIC FRS
Series 2023-40, Class FX 4.57%, (TSFR1M+0.21%), 09/20/2041	158,697	154,800
		1,219,708
Total Collateralized Mortgage Obligations (cost $22,667,577)		22,511,849
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.4%
U.S. Government — 10.5%
United States Treasury Bonds
2.25%, 08/15/2046 to 02/15/2052	12,800,000	8,131,977
2.38%, 02/15/2042	3,950,000	2,844,617
2.50%, 02/15/2045	3,429,000	2,385,164
4.00%, 11/15/2052	1,674,000	1,442,844
4.25%, 02/15/2054	2,850,000	2,562,106
4.50%, 11/15/2054	1,750,000	1,641,719
4.75%, 11/15/2053	1,780,000	1,737,655
United States Treasury Notes
3.88%, 12/31/2027	7,800,000	7,794,820
4.25%, 06/30/2029 to 11/15/2034	15,180,000	15,270,000
4.50%, 04/15/2027(4)	6,800,000	6,856,313
		50,667,215
U.S. Government Agency — 9.9%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	737,804	548,897
2.00%, 02/01/2042 to 05/01/2052	915,063	740,292
2.50%, 08/01/2040 to 09/01/2052	4,207,207	3,464,080
3.00%, 01/01/2038 to 07/01/2052	2,875,905	2,511,346
3.50%, 11/01/2037 to 05/01/2052	891,306	824,702
4.00%, 08/01/2037 to 05/01/2052	459,660	436,473
4.50%, 04/01/2035 to 10/01/2052	786,530	751,675
5.00%, 09/01/2033 to 06/01/2053	1,385,693	1,359,106
5.50%, 12/01/2033 to 10/01/2053	529,386	529,567
6.00%, 04/01/2034 to 02/01/2055	1,379,239	1,404,775
6.50%, 05/01/2034 to 11/01/2054	204,993	212,360

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	$ 380,643	$ 284,100
2.00%, 02/01/2042 to 03/01/2052	2,427,960	1,982,840
2.50%, 11/01/2031 to 06/01/2052	5,487,659	4,592,723
3.00%, 11/01/2028 to 07/01/2052	2,935,046	2,553,971
3.50%, 04/01/2038 to 12/01/2053	2,331,907	2,147,838
4.00%, 09/01/2040 to 10/01/2050	1,208,966	1,154,069
4.50%, 08/01/2033 to 09/01/2052	665,179	652,980
5.00%, 03/01/2026 to 07/01/2053	393,999	391,542
5.50%, 02/01/2033 to 11/01/2053	1,788,242	1,794,262
6.00%, 04/01/2034 to 03/01/2054	740,240	758,331
6.50%, 06/01/2031 to 01/01/2054	1,020,230	1,053,089
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 04/20/2052	2,017,485	1,629,118
2.50%, 08/20/2051 to 04/20/2052	1,901,763	1,600,153
3.00%, 04/20/2045 to 11/20/2052	1,929,022	1,696,605
3.50%, 12/15/2041 to 03/20/2048	666,542	612,192
3.50%, August 30 TBA	625,000	561,501
3.50%, September 30 TBA	325,000	291,168
4.00%, 01/20/2041 to 10/20/2052	917,662	856,114
4.50%, 07/20/2033 to 12/20/2052	2,045,269	1,955,832
5.00%, 07/20/2033 to 10/20/2054	1,624,629	1,590,515
5.50%, 11/15/2032 to 03/20/2055	1,718,220	1,717,711
6.00%, 09/15/2032 to 01/15/2038	153,353	157,747
6.00%, August 30 TBA	1,300,000	1,317,417
6.50%, August 30 TBA	250,000	256,600
Uniform Mtg. Backed Securities
2.00%, August 15 TBA	1,200,000	1,089,257
2.00%, August 30 TBA	1,175,000	918,950
2.00%, September 30 TBA	1,175,000	919,455
3.00%, August 30 TBA	75,000	64,174
3.50%, August 30 TBA	75,000	66,992
6.50%, August 30 TBA	175,000	180,497
		47,631,016
Total U.S. Government & Agency Obligations (cost $103,957,661)		98,298,231
MUNICIPAL SECURITIES — 0.5%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	187,972
Massachusetts Educational Financing Authority Revenue Bonds
6.35%, 07/01/2049	625,000	638,423
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	800,836
Security Description	Shares or Principal Amount	Value

Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	$ 520,000	$ 533,994
Total Municipal Securities (cost $2,058,617)		2,161,225
Total Long-Term Investment Securities (cost $431,109,617)		478,192,183
SHORT-TERM INVESTMENTS — 1.6%
U.S. Government Agency — 1.6%
Federal Home Loan Bank Disc. Notes
4.18%, 08/01/2025 (cost $7,797,000)	7,797,000	7,796,082
TOTAL INVESTMENTS (cost $438,906,617)(5)	101.0%	485,988,265
Other assets less liabilities	(1.0)	(4,984,751)
NET ASSETS	100.0%	$481,003,514
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $42,578,688 representing 8.9% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
38	Long	U.S. Treasury 5 Year Notes	September 2025	$4,103,278	$4,110,531	$ 7,253
11	Long	U.S. Treasury Ultra Bonds	September 2025	1,255,790	1,290,438	34,648
						$41,901

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
73	Long	U.S. Treasury 2 Year Notes	September 2025	$15,124,347	$15,109,859	$(14,488)
		Net Unrealized Appreciation (Depreciation)				$27,413
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$284,117,225	$—	$—	$284,117,225
Convertible Preferred Stocks	1,505,980	—	—	1,505,980
Corporate Bonds & Notes	—	60,791,124	—	60,791,124
Asset Backed Securities	—	8,806,549	—	8,806,549
Collateralized Mortgage Obligations	—	22,511,849	—	22,511,849
U.S. Government & Agency Obligations	—	98,298,231	—	98,298,231
Municipal Securities	—	2,161,225	—	2,161,225
Short-Term Investments	—	7,796,082	—	7,796,082
Total Investments at Value	$285,623,205	$200,365,060	$—	$485,988,265
Other Financial Instruments:†
Futures Contracts	$41,901	$—	$—	$41,901
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$14,488	$—	$—	$14,488
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 1.1%
AeroVironment, Inc.†	5,336	$ 1,428,127
Curtiss-Wright Corp.	6,318	3,097,210
Hexcel Corp.	13,480	807,587
		5,332,924
Agriculture — 0.2%
Darling Ingredients, Inc.†	26,609	861,599
Airlines — 0.5%
Alaska Air Group, Inc.†	20,423	1,081,602
American Airlines Group, Inc.†	110,766	1,272,701
		2,354,303
Apparel — 0.9%
Capri Holdings, Ltd.†	19,740	359,071
Columbia Sportswear Co.	5,139	290,713
Crocs, Inc.†	9,400	937,462
PVH Corp.	8,110	595,436
Skechers USA, Inc., Class A†	21,840	1,381,380
Under Armour, Inc., Class A†	31,933	212,035
Under Armour, Inc., Class C†	16,484	103,849
VF Corp.	56,000	656,320
		4,536,266
Auto Parts & Equipment — 0.8%
Autoliv, Inc.	11,965	1,334,696
Gentex Corp.	37,142	981,292
Goodyear Tire & Rubber Co.†	48,024	493,687
Lear Corp.	8,962	845,027
Visteon Corp.†	4,597	510,956
		4,165,658
Banks — 6.4%
Associated Banc-Corp.	27,382	677,431
Bank OZK	17,711	873,152
Cadence Bank	25,108	875,014
Columbia Banking System, Inc.	35,231	838,498
Comerica, Inc.	22,030	1,488,567
Commerce Bancshares, Inc.	20,355	1,245,726
Cullen/Frost Bankers, Inc.	10,825	1,379,213
East West Bancorp, Inc.	23,105	2,316,276
First Financial Bankshares, Inc.	21,583	747,204
First Horizon Corp.	85,032	1,854,548
FNB Corp.	60,472	926,431
Glacier Bancorp, Inc.	19,065	835,619
Hancock Whitney Corp.	14,357	857,400
Home BancShares, Inc.	30,785	866,906
International Bancshares Corp.	9,047	616,824
Old National Bancorp	53,716	1,133,945
Pinnacle Financial Partners, Inc.	12,896	1,133,429
Prosperity Bancshares, Inc.	16,042	1,068,718
SouthState Corp.	16,545	1,558,043
Synovus Financial Corp.	23,388	1,104,849
Texas Capital Bancshares, Inc.†	7,695	646,149
UMB Financial Corp.	11,963	1,315,810
United Bankshares, Inc.	23,758	843,884
Valley National Bancorp	80,324	744,604
Webster Financial Corp.	28,202	1,625,845
Western Alliance Bancorp	18,273	1,417,254
Wintrust Financial Corp.	11,205	1,434,016
Zions Bancorp NA	24,739	1,326,505
		31,751,860
Security Description	Shares or Principal Amount	Value

Beverages — 0.5%
Boston Beer Co., Inc., Class A†	1,383	$ 286,392
Celsius Holdings, Inc.†	26,356	1,194,981
Coca-Cola Consolidated, Inc.	9,827	1,098,167
		2,579,540
Biotechnology — 2.4%
BioMarin Pharmaceutical, Inc.†	32,117	1,857,968
Bio-Rad Laboratories, Inc., Class A†	3,129	757,062
Cytokinetics, Inc.†	19,888	748,584
Exelixis, Inc.†	45,716	1,655,834
Halozyme Therapeutics, Inc.†	20,731	1,243,238
Illumina, Inc.†	26,537	2,725,615
Roivant Sciences, Ltd.†	70,761	803,845
Sarepta Therapeutics, Inc.†	16,097	264,313
United Therapeutics Corp.†	7,524	2,066,843
		12,123,302
Building Materials — 2.1%
AAON, Inc.	11,369	949,311
Eagle Materials, Inc.	5,580	1,251,538
Fortune Brands Innovations, Inc.	20,160	1,099,526
Knife River Corp.†	9,497	783,313
Louisiana-Pacific Corp.	10,420	942,072
Owens Corning	14,258	1,987,993
Simpson Manufacturing Co., Inc.	7,007	1,257,266
Trex Co., Inc.†	17,948	1,152,980
UFP Industries, Inc.	10,161	995,778
		10,419,777
Chemicals — 1.4%
Ashland, Inc.	7,660	394,950
Avient Corp.	15,451	487,788
Axalta Coating Systems, Ltd.†	36,639	1,037,616
Cabot Corp.	9,006	650,053
NewMarket Corp.	1,263	867,681
Olin Corp.	19,567	370,599
RPM International, Inc.	21,529	2,527,720
Westlake Corp.	5,659	448,759
		6,785,166
Commercial Services — 4.0%
API Group Corp.†	61,762	2,227,755
Avis Budget Group, Inc.†	2,832	482,120
Brink's Co.	7,066	617,144
Euronet Worldwide, Inc.†	6,839	664,614
FTI Consulting, Inc.†	5,645	939,046
Graham Holdings Co., Class B	570	543,883
Grand Canyon Education, Inc.†	4,689	790,706
GXO Logistics, Inc.†	19,181	953,488
H&R Block, Inc.	22,443	1,219,553
Insperity, Inc.	5,960	355,097
ManpowerGroup, Inc.	7,759	320,059
Morningstar, Inc.	4,478	1,237,988
Paylocity Holding Corp.†	7,248	1,340,010
RB Global, Inc.	31,031	3,359,416
Service Corp. International	23,865	1,821,138
Shift4 Payments, Inc., Class A†	11,303	1,164,209
Valvoline, Inc.†	21,309	751,142
WEX, Inc.†	5,761	977,526
		19,764,894
Computers — 3.5%
ASGN, Inc.†	7,475	374,797
CACI International, Inc., Class A†	3,686	1,697,661

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Crane NXT Co.	8,287	$ 491,751
ExlService Holdings, Inc.†	27,208	1,181,643
Genpact, Ltd.	27,064	1,192,169
KBR, Inc.	21,827	1,020,194
Kyndryl Holdings, Inc.†	39,009	1,473,370
Lumentum Holdings, Inc.†	11,634	1,280,671
Maximus, Inc.	9,446	697,682
Okta, Inc.†	28,023	2,740,649
Parsons Corp.†	7,934	588,703
Pure Storage, Inc., Class A†	52,100	3,100,992
Qualys, Inc.†	6,090	810,396
Science Applications International Corp.	7,907	881,472
		17,532,150
Cosmetics/Personal Care — 0.4%
Coty, Inc., Class A†	60,526	293,551
e.l.f. Beauty, Inc.†	9,455	1,145,852
Perrigo Co. PLC	22,991	613,170
		2,052,573
Distribution/Wholesale — 1.2%
Core & Main, Inc., Class A†	31,752	2,020,698
Watsco, Inc.	5,848	2,636,746
WESCO International, Inc.	7,445	1,540,817
		6,198,261
Diversified Financial Services — 4.3%
Affiliated Managers Group, Inc.	4,783	1,003,808
Ally Financial, Inc.	46,318	1,753,137
Evercore, Inc., Class A	5,966	1,796,601
Federated Hermes, Inc.	12,695	629,291
Hamilton Lane, Inc., Class A	7,263	1,106,155
Houlihan Lokey, Inc.	9,017	1,719,181
Interactive Brokers Group, Inc., Class A	73,063	4,790,010
Janus Henderson Group PLC	21,206	918,220
Jefferies Financial Group, Inc.	27,315	1,574,983
SEI Investments Co.	15,860	1,397,583
SLM Corp.	35,180	1,118,724
Stifel Financial Corp.	17,218	1,964,918
Voya Financial, Inc.	16,199	1,133,930
Western Union Co.	53,267	428,800
		21,335,341
Electric — 1.4%
ALLETE, Inc.	9,734	641,762
Black Hills Corp.	12,069	697,347
IDACORP, Inc.	8,977	1,125,087
Northwestern Energy Group, Inc.	10,371	556,923
OGE Energy Corp.	33,864	1,538,103
Ormat Technologies, Inc.	9,612	859,409
Portland General Electric Co.	18,427	757,718
TXNM Energy, Inc.	15,254	866,275
		7,042,624
Electrical Components & Equipment — 1.2%
Acuity, Inc.	5,131	1,597,537
Belden, Inc.	6,645	821,654
EnerSys	6,668	615,923
Littelfuse, Inc.	4,158	1,069,978
Novanta, Inc.†	5,962	733,445
Universal Display Corp.	7,409	1,069,860
		5,908,397
Security Description	Shares or Principal Amount	Value

Electronics — 3.5%
Arrow Electronics, Inc.†	8,727	$ 1,012,332
Avnet, Inc.	14,108	746,877
Coherent Corp.†	26,058	2,803,841
Flex, Ltd.†	64,223	3,202,801
NEXTracker, Inc., Class A†	24,091	1,403,542
nVent Electric PLC	27,599	2,164,314
Sensata Technologies Holding PLC	24,612	757,065
TD SYNNEX Corp.	12,521	1,807,907
Vontier Corp.	24,883	1,031,898
Woodward, Inc.	9,975	2,564,373
		17,494,950
Engineering & Construction — 3.5%
AECOM	22,179	2,500,460
Comfort Systems USA, Inc.	5,900	4,149,470
EMCOR Group, Inc.	7,503	4,708,058
Exponent, Inc.	8,319	573,678
Fluor Corp.†	27,604	1,567,079
MasTec, Inc.†	10,278	1,944,700
TopBuild Corp.†	4,764	1,764,729
		17,208,174
Entertainment — 0.9%
Churchill Downs, Inc.	12,105	1,295,719
Light & Wonder, Inc.†	14,145	1,362,447
Marriott Vacations Worldwide Corp.	5,326	396,627
Vail Resorts, Inc.	6,251	939,275
Warner Music Group Corp., Class A	24,518	717,397
		4,711,465
Environmental Control — 0.7%
Clean Harbors, Inc.†	8,443	1,990,944
Tetra Tech, Inc.	44,173	1,622,916
		3,613,860
Food — 2.7%
Albertsons Cos., Inc., Class A	67,805	1,303,212
Flowers Foods, Inc.	32,888	521,275
Ingredion, Inc.	10,781	1,418,133
Lancaster Colony Corp.	3,211	570,787
Performance Food Group Co.†	26,167	2,627,167
Pilgrim's Pride Corp.	6,817	323,058
Post Holdings, Inc.†	7,593	803,415
Sprouts Farmers Market, Inc.†	16,405	2,486,014
US Foods Holding Corp.†	38,823	3,235,120
		13,288,181
Food Service — 0.4%
Aramark	43,933	1,869,788
Gas — 1.1%
National Fuel Gas Co.	15,146	1,314,521
New Jersey Resources Corp.	16,960	778,634
ONE Gas, Inc.	9,547	694,067
Southwest Gas Holdings, Inc.	10,178	795,309
Spire, Inc.	9,867	734,795
UGI Corp.	35,949	1,300,635
		5,617,961
Hand/Machine Tools — 0.7%
Lincoln Electric Holdings, Inc.	9,359	2,278,916
MSA Safety, Inc.	6,609	1,175,543
		3,454,459

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 2.0%
Avantor, Inc.†	114,234	$ 1,535,305
Bruker Corp.	18,650	716,719
Dentsply Sirona, Inc.	33,498	479,356
Envista Holdings Corp.†	28,413	536,722
Globus Medical, Inc., Class A†	18,935	996,549
Haemonetics Corp.†	8,466	626,823
Lantheus Holdings, Inc.†	11,640	828,652
LivaNova PLC†	9,151	386,081
Masimo Corp.†	7,515	1,155,732
Penumbra, Inc.†	6,468	1,631,682
Repligen Corp.†	8,775	1,027,289
		9,920,910
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	15,691	341,593
Amedisys, Inc.†	5,343	526,820
Chemed Corp.	2,461	1,014,670
Encompass Health Corp.	16,897	1,860,529
Ensign Group, Inc.	9,545	1,431,750
HealthEquity, Inc.†	14,523	1,408,731
Medpace Holdings, Inc.†	3,951	1,687,867
Sotera Health Co.†	25,763	296,017
Tenet Healthcare Corp.†	15,571	2,511,291
		11,079,268
Home Builders — 0.9%
KB Home	11,639	643,171
Taylor Morrison Home Corp.†	16,886	1,001,002
Thor Industries, Inc.	8,919	811,540
Toll Brothers, Inc.	16,669	1,972,943
		4,428,656
Home Furnishings — 0.8%
Dolby Laboratories, Inc., Class A	10,285	774,872
Somnigroup International, Inc.	34,609	2,504,999
Whirlpool Corp.	9,313	773,352
		4,053,223
Housewares — 0.1%
Scotts Miracle-Gro Co.	7,264	455,162
Insurance — 4.6%
American Financial Group, Inc.	12,041	1,503,921
Brighthouse Financial, Inc.†	9,658	462,135
CNO Financial Group, Inc.	16,680	614,491
Essent Group, Ltd.	16,999	951,774
Fidelity National Financial, Inc.	43,808	2,472,085
First American Financial Corp.	17,250	1,035,862
Hanover Insurance Group, Inc.	6,021	1,033,384
Kemper Corp.	10,122	623,414
Kinsale Capital Group, Inc.	3,712	1,635,841
MGIC Investment Corp.	39,804	1,030,924
Old Republic International Corp.	38,256	1,383,720
Primerica, Inc.	5,528	1,468,403
Reinsurance Group of America, Inc.	11,075	2,131,384
RenaissanceRe Holdings, Ltd.	8,492	2,069,840
RLI Corp.	13,724	905,647
Ryan Specialty Holdings, Inc.	17,993	1,100,992
Selective Insurance Group, Inc.	10,201	795,372
Unum Group	26,891	1,931,043
		23,150,232
Security Description	Shares or Principal Amount	Value

Internet — 1.0%
Chewy, Inc., Class A†	36,791	$ 1,350,230
Hims & Hers Health, Inc.†	32,868	2,175,204
Maplebear, Inc.†	27,274	1,308,334
		4,833,768
Iron/Steel — 1.7%
ATI, Inc.†	23,648	1,819,477
Carpenter Technology Corp.	8,345	2,081,160
Cleveland-Cliffs, Inc.†	81,226	854,497
Commercial Metals Co.	18,943	982,384
Reliance, Inc.	8,816	2,557,786
		8,295,304
Leisure Time — 0.7%
Brunswick Corp.	11,011	641,831
Harley-Davidson, Inc.	18,395	447,551
Planet Fitness, Inc., Class A†	14,107	1,540,343
Polaris, Inc.	8,753	463,121
YETI Holdings, Inc.†	13,980	513,625
		3,606,471
Lodging — 0.9%
Boyd Gaming Corp.	10,235	868,952
Choice Hotels International, Inc.	3,706	473,293
Hilton Grand Vacations, Inc.†	9,716	435,471
Hyatt Hotels Corp., Class A	7,057	994,825
Travel & Leisure Co.	11,174	662,060
Wyndham Hotels & Resorts, Inc.	12,896	1,109,056
		4,543,657
Machinery-Construction & Mining — 0.9%
BWX Technologies, Inc.	15,316	2,326,960
Oshkosh Corp.	10,830	1,370,320
Terex Corp.	10,997	559,307
		4,256,587
Machinery-Diversified — 3.9%
AGCO Corp.	10,377	1,224,175
Applied Industrial Technologies, Inc.	6,385	1,733,527
Chart Industries, Inc.†	7,533	1,497,786
CNH Industrial NV	146,617	1,900,156
Cognex Corp.	28,242	1,151,426
Crane Co.	8,198	1,604,922
Esab Corp.	9,553	1,281,726
Flowserve Corp.	21,994	1,232,544
Graco, Inc.	28,018	2,352,952
Middleby Corp.†	8,998	1,306,510
Regal Rexnord Corp.	11,120	1,700,026
Toro Co.	16,734	1,242,500
Watts Water Technologies, Inc., Class A	4,597	1,205,885
		19,434,135
Media — 0.5%
New York Times Co., Class A	27,203	1,411,564
Nexstar Media Group, Inc.	4,768	892,140
		2,303,704
Metal Fabricate/Hardware — 1.4%
Advanced Drainage Systems, Inc.	11,836	1,358,181
Mueller Industries, Inc.	18,616	1,589,248
RBC Bearings, Inc.†	5,255	2,035,472
Timken Co.	10,673	812,108
Valmont Industries, Inc.	3,358	1,222,144
		7,017,153

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.6%
Alcoa Corp.	43,399	$ 1,300,668
Royal Gold, Inc.	11,033	1,670,617
		2,971,285
Miscellaneous Manufacturing — 1.6%
Carlisle Cos., Inc.	7,234	2,565,972
Donaldson Co., Inc.	19,810	1,425,726
Fabrinet†	6,007	1,944,646
ITT, Inc.	13,193	2,242,282
		8,178,626
Oil & Gas — 2.8%
Antero Resources Corp.†	48,933	1,709,230
Chord Energy Corp.	9,682	1,068,215
Civitas Resources, Inc.	14,330	435,059
CNX Resources Corp.†	24,348	737,988
HF Sinclair Corp.	26,847	1,179,657
Matador Resources Co.	19,555	975,403
Murphy Oil Corp.	22,570	559,962
Ovintiv, Inc.	43,555	1,793,595
PBF Energy, Inc., Class A	16,452	371,815
Permian Resources Corp.	106,911	1,513,860
Range Resources Corp.	40,061	1,471,040
Valaris, Ltd.†	11,026	536,194
Viper Energy, Inc.	21,975	827,578
Weatherford International PLC	12,276	694,208
		13,873,804
Oil & Gas Services — 0.2%
NOV, Inc.	63,214	795,232
Packaging & Containers — 1.3%
AptarGroup, Inc.	11,071	1,739,697
Crown Holdings, Inc.	19,289	1,916,555
Graphic Packaging Holding Co.	50,771	1,135,240
Greif, Inc., Class A	4,372	277,316
Silgan Holdings, Inc.	13,631	634,250
Sonoco Products Co.	16,559	746,314
		6,449,372
Pharmaceuticals — 1.1%
BellRing Brands, Inc.†	21,366	1,166,156
Jazz Pharmaceuticals PLC†	10,224	1,171,977
Neurocrine Biosciences, Inc.†	16,591	2,127,464
Option Care Health, Inc.†	27,549	808,563
		5,274,160
Pipelines — 0.6%
Antero Midstream Corp.	56,235	1,031,912
DT Midstream, Inc.	17,075	1,754,115
		2,786,027
Private Equity — 0.4%
Carlyle Group, Inc.	35,563	2,157,252
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	7,958	2,151,525
REITS — 6.8%
Agree Realty Corp.	18,091	1,297,125
American Homes 4 Rent, Class A	53,274	1,848,075
Annaly Capital Management, Inc.	101,436	2,062,194
Brixmor Property Group, Inc.	51,307	1,340,652
COPT Defense Properties	19,021	518,893
Cousins Properties, Inc.	28,078	760,914
Security Description	Shares or Principal Amount	Value

REITS (continued)
CubeSmart	38,111	$ 1,482,899
EastGroup Properties, Inc.	8,705	1,421,004
EPR Properties	12,807	704,897
Equity LifeStyle Properties, Inc.	32,051	1,920,496
First Industrial Realty Trust, Inc.	22,195	1,081,340
Gaming & Leisure Properties, Inc.	46,073	2,100,007
Healthcare Realty Trust, Inc.	59,123	908,129
Independence Realty Trust, Inc.	38,651	648,177
Kilroy Realty Corp.	17,981	662,780
Kite Realty Group Trust	36,520	802,710
Lamar Advertising Co., Class A	14,747	1,802,821
National Storage Affiliates Trust	11,859	349,366
NNN REIT, Inc.	31,508	1,300,020
Omega Healthcare Investors, Inc.	48,514	1,887,195
Park Hotels & Resorts, Inc.	33,630	358,496
PotlatchDeltic Corp.	12,017	491,375
Rayonier, Inc.	23,728	553,100
Rexford Industrial Realty, Inc.	39,584	1,446,003
Sabra Health Care REIT, Inc.	40,010	721,380
STAG Industrial, Inc.	30,520	1,047,752
Starwood Property Trust, Inc.	58,320	1,134,907
Vornado Realty Trust	27,961	1,074,262
WP Carey, Inc.	36,709	2,355,249
		34,082,218
Retail — 6.1%
Abercrombie & Fitch Co., Class A†	8,015	769,600
AutoNation, Inc.†	4,171	803,501
Bath & Body Works, Inc.	35,836	1,037,811
BJ's Wholesale Club Holdings, Inc.†	22,137	2,344,308
Burlington Stores, Inc.†	10,560	2,882,458
Casey's General Stores, Inc.	6,223	3,236,769
Cava Group, Inc.†	13,709	1,206,529
Dick's Sporting Goods, Inc.	9,469	2,002,788
FirstCash Holdings, Inc.	6,470	862,386
Five Below, Inc.†	9,230	1,260,080
Floor & Decor Holdings, Inc., Class A†	18,071	1,384,961
GameStop Corp., Class A†	68,237	1,531,921
Gap, Inc.	37,249	724,866
Lithia Motors, Inc.	4,379	1,261,152
Macy's, Inc.	46,952	593,004
MSC Industrial Direct Co., Inc., Class A	7,473	647,311
Murphy USA, Inc.	3,014	1,092,515
Ollie's Bargain Outlet Holdings, Inc.†	10,326	1,410,841
Penske Automotive Group, Inc.	3,106	519,975
RH†	2,539	522,069
Texas Roadhouse, Inc.	11,121	2,058,831
Wendy's Co.	27,137	267,299
Wingstop, Inc.	4,678	1,765,197
		30,186,172
Savings & Loans — 0.1%
Flagstar Financial, Inc.	51,067	576,546
Semiconductors — 2.3%
Allegro MicroSystems, Inc.†	21,915	688,350
Amkor Technology, Inc.	19,119	431,325
Cirrus Logic, Inc.†	8,956	901,959
Entegris, Inc.	25,380	1,991,315
IPG Photonics Corp.†	4,225	316,410
Lattice Semiconductor Corp.†	23,052	1,148,681
MACOM Technology Solutions Holdings, Inc.†	9,977	1,368,246
MKS, Inc.	11,244	1,070,204
Onto Innovation, Inc.†	8,223	779,129

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Power Integrations, Inc.	9,189	$ 445,850
Rambus, Inc.†	17,960	1,327,783
Silicon Laboratories, Inc.†	5,470	720,782
Synaptics, Inc.†	6,485	406,609
		11,596,643
Software — 4.1%
Appfolio, Inc., Class A†	3,877	1,036,632
BILL Holdings, Inc.†	15,862	679,687
Blackbaud, Inc.†	6,318	425,960
Commvault Systems, Inc.†	7,415	1,408,479
Concentrix Corp.	7,806	405,678
DocuSign, Inc.†	33,947	2,567,751
Doximity, Inc., Class A†	22,380	1,314,825
Dropbox, Inc., Class A†	32,893	893,703
Duolingo, Inc.†	6,582	2,280,992
Dynatrace, Inc.†	50,260	2,644,179
Guidewire Software, Inc.†	14,075	3,184,047
Manhattan Associates, Inc.†	10,178	2,235,699
Pegasystems, Inc.	14,921	876,012
ZoomInfo Technologies, Inc.†	43,715	473,433
		20,427,077
Telecommunications — 1.0%
Ciena Corp.†	23,829	2,212,284
EchoStar Corp., Class A†	22,676	739,011
Frontier Communications Parent, Inc.†	37,346	1,372,092
Iridium Communications, Inc.	18,132	443,509
		4,766,896
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	54,130	920,751
Security Description	Shares or Principal Amount	Value

Transportation — 1.6%
Kirby Corp.†	9,438	$ 899,536
Knight-Swift Transportation Holdings, Inc.	27,164	1,154,470
Landstar System, Inc.	5,879	784,082
Ryder System, Inc.	6,955	1,235,973
Saia, Inc.†	4,465	1,349,502
XPO, Inc.†	19,758	2,376,690
		7,800,253
Trucking & Leasing — 0.2%
GATX Corp.	6,010	917,667
Water — 0.3%
Essential Utilities, Inc.	42,575	1,566,760
Total Long-Term Investment Securities (cost $390,248,170)		492,859,969
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(1) (cost $4,714,232)	4,714,232	4,714,232
TOTAL INVESTMENTS (cost $394,962,402)(2)	100.0%	497,574,201
Other assets less liabilities	(0.0)	(165,897)
NET ASSETS	100.0%	$497,408,304
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Diversified Financial Services
BNP Paribas	Western Union Co.	2,340	4.53	Monthly	02/09/2028	$ 19,001	$ (164)	$ (164)
Insurance
HSBC Holdings	Equitable Holdings Inc	50,945	4.73	Monthly	05/24/2027	2,790,767	(174,741)	(174,741)
Banks
BNP Paribas	Cadence Bank	5,930	4.53	Monthly	02/09/2028	201,620	5,040	5,040
							$(169,865)	$(169,865)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
6	Long	S&P Mid Cap 400 E-Mini Index	September 2025	$1,940,795	$1,899,060	$(41,735)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$492,859,969	$—	$—	$492,859,969
Short-Term Investments	4,714,232	—	—	4,714,232
Total Investments at Value	$497,574,201	$—	$—	$497,574,201
Other Financial Instruments:†
Swaps	$—	$5,040	$—	$5,040
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$174,905	$—	$174,905
Futures Contracts	41,735	—	—	41,735
Total Other Financial Instruments	$41,735	$174,905	$—	$216,640
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Belgium — 1.1%
KBC Group NV	36,315	$ 3,802,778
Bermuda — 1.0%
Hiscox, Ltd.	206,775	3,528,160
Canada — 3.8%
Agnico Eagle Mines, Ltd.	23,100	2,867,661
Constellation Software, Inc.	2,031	7,006,891
Tourmaline Oil Corp.	75,242	3,202,238
		13,076,790
China — 3.0%
ANTA Sports Products, Ltd.	258,800	2,967,134
Tencent Holdings, Ltd.	53,100	3,720,382
Tsingtao Brewery Co., Ltd.	550,000	3,496,178
		10,183,694
Denmark — 3.9%
DSV A/S	30,123	6,744,660
Tryg A/S	282,526	6,820,449
		13,565,109
Finland — 4.0%
Kone Oyj, Class B	106,067	6,529,092
Nordea Bank Abp	503,443	7,353,970
		13,883,062
France — 14.4%
Capgemini SE	51,479	7,690,088
Dassault Systemes SE	138,891	4,579,132
Legrand SA	55,986	8,302,661
L'Oreal SA	28,448	12,640,186
Pernod Ricard SA	27,853	2,872,168
Safran SA	29,311	9,683,688
Sanofi SA	41,778	3,758,857
		49,526,780
Germany — 7.6%
Infineon Technologies AG	195,893	7,742,758
Merck KGaA	41,093	5,172,553
SAP SE	46,077	13,187,828
		26,103,139
Hong Kong — 1.7%
AIA Group, Ltd.	620,000	5,797,198
Italy — 0.9%
Moncler SpA	56,364	3,019,301
Japan — 9.4%
BayCurrent, Inc.	81,800	4,706,212
Keyence Corp.	28,558	10,453,592
Murata Manufacturing Co., Ltd.	390,300	5,868,735
SMC Corp.	16,700	5,836,141
Sony Group Corp.	221,900	5,418,009
		32,282,689
Jersey — 1.2%
Experian PLC	76,298	4,034,548
Netherlands — 10.3%
ASML Holding NV	10,935	7,650,885
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Davide Campari-Milano NV	475,461	$ 3,288,131
EXOR NV	66,479	6,429,626
IMCD NV	38,146	4,193,021
QIAGEN NV	169,719	8,483,325
Universal Music Group NV	188,390	5,456,461
		35,501,449
Singapore — 1.0%
DBS Group Holdings, Ltd.	97,660	3,603,582
South Korea — 2.0%
Samsung Electronics Co., Ltd.	132,913	6,843,084
Spain — 2.4%
Amadeus IT Group SA	104,812	8,423,035
Sweden — 3.4%
Atlas Copco AB, Class A	366,290	5,590,186
Hexagon AB, Class B	552,521	6,092,871
		11,683,057
Taiwan — 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	254,443	9,888,730
United Kingdom — 23.8%
Angl0d American PLC	167,555	4,753,126
Associated British Foods PLC	162,765	4,724,723
AstraZeneca PLC	54,231	8,110,267
Diploma PLC	88,846	6,312,594
Haleon PLC	2,058,499	9,773,210
Halma PLC	197,100	8,464,959
InterContinental Hotels Group PLC	31,204	3,611,606
London Stock Exchange Group PLC	42,975	5,255,506
NatWest Group PLC	861,135	5,993,348
Reckitt Benckiser Group PLC	45,270	3,391,052
RELX PLC (LSE)	64,149	3,334,515
RELX PLC (XAMS)	52,303	2,719,392
Rightmove PLC	550,621	5,952,675
Shell PLC	105,874	3,790,587
St. James's Place PLC	322,932	5,580,492
		81,768,052
Total Common Stocks (cost $291,134,402)		336,514,237
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)	4,633	0
TOTAL INVESTMENTS (cost $291,134,402)(2)	97.8%	336,514,237
Other assets less liabilities	2.2	7,527,205
NET ASSETS	100.0%	$344,041,442
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Industry Allocation*
Machinery-Diversified	10.0%
Semiconductors	9.4
Software	7.2
Cosmetics/Personal Care	6.5
Banks	5.9
Pharmaceuticals	5.0
Insurance	4.7
Electronics	4.2
Computers	3.7
Retail	3.2
Diversified Financial Services	3.1
Commercial Services	3.0
Aerospace/Defense	2.8
Internet	2.8
Beverages	2.7
Healthcare-Products	2.5
Leisure Time	2.4
Electrical Components & Equipment	2.4
Mining	2.2
Oil & Gas	2.0
Transportation	1.9
Investment Companies	1.9
Miscellaneous Manufacturing	1.8
Entertainment	1.6
Home Furnishings	1.6
Distribution/Wholesale	1.2
Lodging	1.1
Household Products/Wares	1.0
97.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$336,514,237	$—	$—	$336,514,237
Warrants	—	—	0	0
Total Investments at Value	$336,514,237	$—	$0	$336,514,237
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 15.5%
Canada — 1.6%
Bank of Nova Scotia
4.30%, 03/20/2028*		$ 1,400,000	$ 1,405,718
Canadian Imperial Bank of Commerce
4.88%, 01/14/2030*		1,900,000	1,948,950
Toronto-Dominion Bank
4.81%, 07/16/2027*		1,200,000	1,213,352
			4,568,020
Cayman Islands — 0.8%
Gaci First Investment Co.
5.00%, 01/29/2029		1,100,000	1,114,410
5.25%, 01/29/2034		1,100,000	1,117,086
			2,231,496
Denmark — 0.2%
Danske Bank A/S
5.71%, 03/01/2030		500,000	517,439
France — 1.3%
BPCE SA
3.88%, 01/11/2029	EUR	500,000	589,705
5.72%, 01/18/2030		1,300,000	1,336,371
Credit Agricole SA
1.25%, 01/26/2027*		650,000	639,285
5.13%, 03/11/2027		1,100,000	1,113,024
			3,678,385
Germany — 0.6%
Deutsche Bank AG
6.82%, 11/20/2029		800,000	851,504
7.15%, 07/13/2027		800,000	817,758
			1,669,262
Italy — 0.4%
Banca Monte dei Paschi di Siena SpA
6.75%, 09/05/2027	EUR	700,000	833,568
Nexi SpA
1.63%, 04/30/2026	EUR	300,000	339,451
			1,173,019
Japan — 0.2%
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029		700,000	655,856
Jersey — 0.1%
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	130,770
Luxembourg — 0.1%
Logicor Financing SARL
3.25%, 11/13/2028	EUR	300,000	343,190
Netherlands — 1.4%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	486,539
Cooperatieve Rabobank UA
5.45%, 03/05/2030*		500,000	515,146
ING Groep NV
4.00%, 02/12/2035	EUR	300,000	354,763
4.02%, 03/28/2028		225,000	223,194
JAB Holdings BV
4.38%, 04/25/2034	EUR	600,000	701,210
Prosus NV
3.68%, 01/21/2030		560,000	529,395
Security Description		Shares or Principal Amount	Value

Netherlands (continued)
Sandoz Finance BV
4.22%, 04/17/2030	EUR	1,000,000	$ 1,204,105
			4,014,352
Spain — 0.3%
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	340,517
0.75%, 05/26/2028	EUR	100,000	110,764
6.04%, 06/15/2035		$ 300,000	314,293
			765,574
Switzerland — 0.9%
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	309,959
3.09%, 05/14/2032*		300,000	272,568
4.13%, 06/09/2033	EUR	300,000	357,201
5.43%, 02/08/2030		1,000,000	1,025,152
5.70%, 02/08/2035		600,000	621,971
			2,586,851
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/2030*		200,000	199,442
United Kingdom — 2.2%
Barclays PLC
5.69%, 03/12/2030		700,000	722,489
HSBC Holdings PLC
6.16%, 03/09/2029		600,000	622,308
Lloyds Banking Group PLC
5.68%, 01/05/2035		700,000	718,648
Nationwide Building Society
3.96%, 07/18/2030*		700,000	682,061
NatWest Group PLC FRS
5.59%, (SOFR+1.25%), 03/01/2028		700,000	704,354
Smith & Nephew PLC
5.40%, 03/20/2034		1,100,000	1,116,262
Standard Chartered PLC
1.46%, 01/14/2027*		700,000	689,541
6.30%, 01/09/2029		800,000	829,659
			6,085,322
United States — 5.3%
Athene Global Funding FRS
5.08%, (SOFR+0.75%), 07/16/2026*		900,000	901,320
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	73,950
Bank of America Corp.
5.29%, 04/25/2034		300,000	305,619
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	648,343
Broadcom, Inc.
3.14%, 11/15/2035*		900,000	755,436
5.20%, 04/15/2032		300,000	307,507
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042		200,000	140,713
Citigroup, Inc.
3.98%, 03/20/2030		800,000	782,976
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	290,334
Goldman Sachs Bank USA
5.41%, 05/21/2027		1,500,000	1,508,805

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
JPMorgan Chase & Co.
5.34%, 01/23/2035		$ 725,000	$ 741,235
5.50%, 01/24/2036		300,000	307,788
6.09%, 10/23/2029		700,000	733,260
Las Vegas Sands Corp.
6.00%, 08/15/2029		500,000	513,952
LSEG US Financial Corp.
5.30%, 03/28/2034*		1,100,000	1,119,440
Morgan Stanley
3.96%, 03/21/2035	EUR	200,000	234,371
5.42%, 07/21/2034		700,000	716,877
5.47%, 01/18/2035		50,000	51,219
Morgan Stanley Bank NA
4.95%, 01/14/2028		700,000	704,071
Morgan Stanley Bank NA FRS
5.24%, (SOFR+0.90%), 01/12/2029		900,000	902,491
ONEOK, Inc.
4.25%, 09/24/2027		400,000	398,264
PacifiCorp
5.45%, 02/15/2034		300,000	302,427
Philip Morris International, Inc.
3.75%, 01/15/2031	EUR	200,000	234,917
5.25%, 02/13/2034		500,000	506,232
T-Mobile USA, Inc.
3.75%, 04/15/2027		328,000	324,115
4.75%, 02/01/2028		150,000	150,134
VMware, Inc.
4.70%, 05/15/2030		145,000	145,037
Wells Fargo & Co.
5.20%, 01/23/2030		900,000	919,169
			14,720,002
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(1)(2)		390,000	53,677
Total Corporate Bonds & Notes (cost $42,268,755)			43,392,657
ASSET BACKED SECURITIES — 8.7%
Cayman Islands — 2.8%
AMMC CLO 24, Ltd. FRS
Series 2021-24A, Class AR 5.53%, (TSFR3M+1.20%), 01/20/2035*		700,000	700,187
Bain Capital Credit CLO, Ltd. FRS
Series 2021-5A, Class A1R 5.47%, (TSFR3M+1.15%), 10/23/2034*		500,000	500,926
Crown Point CLO 7, Ltd. FRS
Series 2018-7A, Class AR 5.56%, (TSFR3M+1.23%), 10/20/2031*		456,381	456,466
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 5.75%, (TSFR3M+1.43%), 07/28/2034*		2,100,000	2,101,038
Invesco CLO, Ltd. FRS
Series 2021-2A, Class A 5.70%, (TSFR3M+1.38%), 07/15/2034*		600,000	601,381
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class AR 5.48%, (TSFR3M+1.25%), 11/13/2031*		833,639	833,215
Silver Rock CLO II, Ltd. FRS
Series 2021-2A, Class AR 5.37%, (TSFR3M+1.04%), 01/20/2035*		600,000	599,411
Security Description		Shares or Principal Amount	Value

Cayman Islands (continued)
Trinitas CLO VI, Ltd. FRS
Series 2017-6A, Class ARRR 5.65%, (TSFR3M+1.33%), 01/25/2034*		$ 700,000	$ 700,744
Trinitas CLO XIV, Ltd. FRS
Series 2020-14A, Class A1R 5.66%, (TSFR3M+1.34%), 01/25/2034*		1,500,000	1,500,126
			7,993,494
Ireland — 3.3%
Arbour CLO DAC FRS
Series 11A, Class AR 3.47%, (3 ME+1.33%), 05/15/2038*	EUR	1,400,000	1,598,870
Grosvenor Place CLO DAC FRS
Series 2024-2A, Class A 3.27%, (3 ME+1.24%), 01/15/2039*	EUR	700,000	798,223
Hayfin Emerald CLO X DAC FRS
Series 2024-10A, Class AR 3.37%, (3 ME+1.35%), 07/18/2038*	EUR	1,400,000	1,599,422
Invesco Euro CLO V DAC FRS
Series 2025-5A, Class AR 3.05%, (3 ME+1.02%), 01/15/2034*	EUR	1,100,000	1,255,540
Palmer Square European Loan Funding DAC FRS
Series 2024-2A, Class A 3.13%, (3 ME+0.99%), 05/15/2034*	EUR	618,896	706,377
Providus CLO II DAC FRS
Series 2A, Class ARR 3.19%, (3 ME+1.16%), 10/15/2038*	EUR	800,000	913,739
Rockford Tower Europe CLO DAC FRS
Series 2021-2A, Class A 2.90%, (3 ME+0.96%), 01/24/2035*	EUR	1,400,000	1,594,442
St Pauls CLO FRS
Series 11A, Class AR 2.89%, (3 ME+0.85%), 01/17/2032*	EUR	645,889	734,160
			9,200,773
Jersey — 0.4%
Bain Capital Credit CLO, Ltd. FRS
Series 2019-4A, Class A1RR 5.31%, (TSFR3M+0.99%), 04/23/2035*		400,000	400,275
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 5.46%, (TSFR3M+1.13%), 07/20/2032*		871,393	870,944
			1,271,219
United States — 2.2%
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029		900,000	901,742
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1 5.23%, 12/08/2027		600,000	601,383
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 5.14%, (TSFR1M+0.78%), 10/25/2035		25,630	25,219
Ford Credit Auto Owner Trust
Series 2024-1, Class A 4.87%, 08/15/2036*		725,000	736,511
Series 2023-C, Class A2A 5.68%, 09/15/2026		12,790	12,793
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*		700,000	705,218

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 4.70%, (TSFR1M+0.34%), 04/25/2037		$ 172,724	$ 166,433
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028		1,250,000	1,261,319
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A2A 5.15%, 06/15/2026*		160,170	160,235
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.95%, (SOFR30A+1.60%), 05/20/2054*		147,894	148,762
Nissan Auto Lease Trust
Series 2024-A, Class A2A 5.11%, 10/15/2026		507,402	507,765
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028		213,867	215,475
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 4.71%, (SOFR90A+0.37%), 12/15/2032*		545,862	513,937
Sunnova Hestia I Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*		88,762	88,887
			6,045,679
Total Asset Backed Securities (cost $23,909,503)			24,511,165
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6%
Cayman Islands — 0.2%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 5.79%, (SOFR30A+1.45%), 01/15/2037*		544,569	544,739
Ireland — 0.3%
Kinbane DAC FRS
Series 2024-RPL2A, Class A 3.00%, (1 ME+1.10%), 01/24/2063*	EUR	627,442	715,738
United Kingdom — 0.8%
Braccan Mtg. Funding PLC FRS
Series 2025-1A, Class A 5.08%, (SONIA+0.84%), 05/17/2067*	GBP	1,000,000	1,327,125
Tower Bridge Funding PLC FRS
Series 2024-3A, Class A 5.02%, (SONIA+0.79%), 12/20/2066*	GBP	693,725	917,534
			2,244,659
United States — 11.3%
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056		900,000	938,256
Series 2023-5YR4, Class A3 6.50%, 12/15/2056		259,684	272,247
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(3)		800,000	789,295
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(3)		500,000	527,219
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057		375,000	384,975
Security Description	Shares or Principal Amount	Value

United States (continued)
Series 2023-C20, Class ASB 5.86%, 07/15/2056	$ 600,000	$ 633,331
BDS LLC FRS
Series 2025-FL14, Class A 5.63%, (TSFR1M+1.28%), 10/21/2042*	700,000	699,125
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056	600,000	628,174
BLP Commercial Mtg. Trust FRS
Series 2024-IND2, Class A 5.68%, (TSFR1M+1.34%), 03/15/2041*	521,855	522,897
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054	150,000	152,052
Series 2023-C5, Class A5 5.77%, 06/15/2056	800,000	829,418
Series 2023-C5, Class ASB 5.99%, 06/15/2056	800,000	837,039
Series 2023-C7, Class A5 6.16%, 12/15/2056	1,100,000	1,170,958
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*	626,280	627,299
BX Commercial Mtg. Trust FRS
Series 2024-XL5, Class A 5.73%, (TSFR1M+1.39%), 03/15/2041*	388,541	389,342
Series 2024-XL4, Class A 5.78%, (TSFR1M+1.44%), 02/15/2039*	923,295	924,738
Chase Home Lending Mtg. Trust FRS
Series 2024-6, Class A11 5.60%, (SOFR30A+1.25%), 05/25/2055*	984,557	982,471
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(3)	741,419	655,562
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.57%, 07/10/2028*(3)	500,000	519,789
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	238,392
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 5.01%, (TSFR1M+0.65%), 02/25/2036	184,985	157,391
Cross Mtg. Trust
Series 2024-H4, Class A1 6.15%, 07/25/2069*	1,142,477	1,149,616
Series 2024-H3, Class A1 6.27%, 06/25/2069*	1,148,506	1,158,016
CSMC Trust VRS
Series 2021-RPL3, Class A1 2.00%, 01/25/2060*(3)	1,478,112	1,297,877
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5426, Class BF 5.21%, (SOFR30A+0.90%), 04/15/2049	686,749	687,781
Series 5513, Class MF 5.29%, (SOFR30A+0.94%), 11/25/2054	933,645	934,385
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	112,291	121,941
Series 2012-111, Class B 7.00%, 10/25/2042	30,821	33,088

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Federal National Mtg. Assoc. REMIC FRS
Series 2025-19, Class FC 5.51%, (SOFR30A+1.16%), 03/25/2055	$ 850,505	$ 850,493
Series 2024-90, Class FA 5.85%, (SOFR30A+1.50%), 12/25/2054	891,637	896,548
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*	847,869	852,528
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	436,235
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(3)	550,127	456,526
Series 2024-1, Class A2 6.00%, 06/25/2054*(3)	612,924	616,101
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 4.95%, (TSFR1M+0.59%), 06/25/2047	135,011	124,771
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.25%, 07/25/2059*(3)	61,542	60,091
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	724,497
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.79%, 04/15/2055(3)	650,000	598,750
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	475,000	498,808
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(3)	500,000	532,710
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*	1,126,487	1,128,924
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*	679,895	682,514
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	700,000	634,045
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 5.41%, (TSFR1M+1.06%), 01/15/2036*	400,000	391,351
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	892,442	874,706
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 5.22%, (TSFR6M+1.09%), 11/20/2034	9,304	8,450
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(3)	589,906	530,848
Towd Point Mtg. Trust VRS
Series 2024-3, Class A1A 5.08%, 07/25/2065*(3)	1,038,538	1,050,596
Verus Securitization Trust
Series 2024-5, Class A1 6.19%, 06/25/2069*	458,843	461,572
Series 2024-4, Class A1 6.22%, 06/25/2069*	452,347	455,920
Security Description	Shares or Principal Amount	Value

United States (continued)
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 4.96%, (12 MTA+0.99%), 06/25/2046	$ 174,024	$ 141,462
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 6.40%, 12/28/2037(3)	68,333	62,110
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(3)	475,000	446,331
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(3)	18,058	16,303
		31,795,864
Total Collateralized Mortgage Obligations (cost $34,994,833)		35,301,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 78.8%
United States — 78.8%
United States Treasury Bonds
2.25%, 08/15/2049(4)	300,000	185,625
2.38%, 11/15/2049(4)	700,000	444,418
3.00%, 02/15/2048 to 08/15/2048	2,450,000	1,795,916
3.38%, 11/15/2048	2,800,000	2,187,828
4.13%, 08/15/2044	9,325,000	8,443,496
4.50%, 11/15/2054	8,500,000	7,974,062
4.63%, 02/15/2055	2,800,000	2,682,313
United States Treasury Notes
0.13%, 10/15/2025(5)(6)	1,486,620	1,483,263
1.13%, 01/15/2033(6)	3,454,193	3,295,434
2.38%, 10/15/2028(6)(7)	5,038,878	5,222,440
Federal Home Loan Mtg. Corp.
5.00%, 09/01/2053	2,458,912	2,400,684
6.00%, 01/01/2053 to 07/01/2054	26,990,690	27,382,459
Federal National Mtg. Assoc.
2.50%, 07/01/2030 to 08/01/2030	267,747	258,259
3.00%, 06/01/2052	191,294	163,803
3.50%, 12/01/2054	193,173	172,814
5.00%, 10/01/2053 to 05/01/2054	896,398	873,476
5.50%, 11/01/2053 to 04/01/2054	2,181,740	2,174,388
Government National Mtg. Assoc.
3.00%, 07/20/2051 to 02/20/2055	3,264,772	2,820,290
3.00%, August 30 TBA	6,900,000	6,027,983
3.50%, 09/20/2052 to 06/20/2055	16,399,988	14,742,438
6.50%, August 30 TBA	6,100,000	6,261,050
Uniform Mtg. Backed Securities
3.00%, September 30 TBA	5,800,000	4,963,687
5.00%, September 30 TBA	46,400,000	45,130,997
6.00%, September 30 TBA	3,605,000	3,651,448
6.50%, August 30 TBA	65,200,000	67,248,081
6.50%, September 30 TBA	2,700,000	2,782,388
Total U.S. Government & Agency Obligations (cost $220,258,204)		220,769,040
MUNICIPAL SECURITIES — 0.1%
United States — 0.1%
Maricopa County Industrial Development Authority Revenue Bonds 7.38%, 10/01/2029* (cost $200,000)	200,000	206,384

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 33.6%
Australia — 1.5%
New South Wales Treasury Corp.
1.75%, 03/20/2034	AUD	1,700,000	$ 863,822
2.00%, 03/08/2033	AUD	400,000	215,763
Queensland Treasury Corp.
1.50%, 08/20/2032*	AUD	500,000	264,428
1.75%, 07/20/2034*	AUD	800,000	399,924
2.00%, 08/22/2033	AUD	2,000,000	1,058,367
Treasury Corp. of Victoria
2.00%, 09/17/2035	AUD	600,000	293,473
2.25%, 09/15/2033	AUD	1,300,000	699,000
4.25%, 12/20/2032	AUD	600,000	379,933
			4,174,710
Belgium — 0.3%
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	830,281
Bulgaria — 0.3%
Government of Bulgaria
3.38%, 07/18/2035	EUR	400,000	450,838
4.13%, 07/18/2045	EUR	300,000	335,585
			786,423
Canada — 0.9%
Government of Canada
2.75%, 03/01/2030	CAD	100,000	71,360
Province of British Columbia, Canada
4.15%, 06/18/2034	CAD	500,000	367,971
4.95%, 06/18/2040	CAD	400,000	305,029
Province of Ontario, Canada
3.65%, 06/02/2033	CAD	200,000	143,675
Province of Quebec, Canada
3.60%, 09/01/2033	CAD	1,500,000	1,070,471
4.45%, 09/01/2034	CAD	600,000	450,671
			2,409,177
France — 6.8%
Government of France
0.75%, 02/25/2028*	EUR	3,050,000	3,356,564
2.75%, 10/25/2027*	EUR	2,750,000	3,179,991
2.75%, 02/25/2030*	EUR	9,600,000	11,032,062
4.50%, 04/25/2041*	EUR	1,300,000	1,614,916
			19,183,533
Hungary — 0.2%
Republic of Hungary
5.50%, 03/26/2036		$ 600,000	580,684
Israel — 1.1%
State of Israel
5.38%, 02/19/2030		1,100,000	1,124,011
5.50%, 03/12/2034		1,700,000	1,715,355
5.63%, 02/19/2035		200,000	202,332
			3,041,698
Italy — 2.0%
Republic of Italy
2.10%, 08/26/2027	EUR	4,800,000	5,467,954
Japan — 5.0%
Development Bank of Japan, Inc.
4.00%, 08/28/2027*		700,000	697,565
Government of Japan
0.60%, 06/20/2029	JPY	120,000,000	784,146
1.30%, 06/20/2052	JPY	160,000,000	734,981
Security Description		Shares or Principal Amount	Value

Japan (continued)
1.30%, 03/20/2063	JPY	140,000,000	$ 541,070
1.40%, 12/20/2042	JPY	400,000,000	2,291,777
1.60%, 12/20/2053	JPY	50,000,000	242,043
2.00%, 12/20/2044	JPY	210,000,000	1,284,384
2.30%, 12/20/2054	JPY	642,700,000	3,648,985
2.40%, 03/20/2045	JPY	109,000,000	708,710
2.40%, 03/20/2055	JPY	185,000,000	1,073,920
Government of Japan CPI Linked Bond
0.10%, 03/10/2029(6)	JPY	313,961,200	2,143,914
			14,151,495
Luxembourg — 0.6%
Eagle Funding Luxco Sarl
5.50%, 08/17/2030*		$ 1,600,000	1,607,200
Malaysia — 0.2%
Government of Malaysia
2.63%, 04/15/2031	MYR	800,000	180,877
4.76%, 04/07/2037	MYR	1,400,000	365,104
			545,981
Peru — 1.7%
Republic of Peru
5.40%, 08/12/2034	PEN	9,300,000	2,445,492
6.95%, 08/12/2031	PEN	7,361,000	2,250,069
			4,695,561
Poland — 0.8%
Republic of Poland
4.63%, 03/18/2029		500,000	505,347
4.88%, 02/12/2030		200,000	204,393
5.13%, 09/18/2034		1,500,000	1,506,784
5.38%, 02/12/2035		100,000	101,947
			2,318,471
Romania — 0.9%
Government of Romania
5.13%, 09/24/2031*	EUR	400,000	459,208
5.25%, 05/30/2032*	EUR	100,000	115,331
5.63%, 02/22/2036	EUR	1,300,000	1,450,645
5.63%, 05/30/2037*	EUR	300,000	329,568
6.25%, 09/10/2034*	EUR	100,000	118,320
			2,473,072
Saudi Arabia — 1.5%
Kingdom of Saudi Arabia
3.38%, 03/05/2032*	EUR	400,000	457,192
3.75%, 03/05/2037*	EUR	100,000	112,261
4.75%, 01/16/2030		2,500,000	2,525,423
5.13%, 01/13/2028*		800,000	813,948
5.38%, 01/13/2031*		400,000	415,614
			4,324,438
Serbia — 0.2%
Republic of Serbia
2.05%, 09/23/2036	EUR	400,000	352,697
6.00%, 06/12/2034*		300,000	305,950
			658,647
Singapore — 0.7%
Republic of Singapore
2.38%, 07/01/2039	SGD	280,000	220,394
3.25%, 06/01/2054	SGD	1,731,000	1,621,226
			1,841,620

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa — 1.6%
Republic of South Africa
8.00%, 01/31/2030	ZAR	28,400,000	$ 1,546,833
8.88%, 02/28/2035	ZAR	58,800,000	3,077,863
			4,624,696
South Korea — 0.3%
Korea Expressway Corp.
5.00%, 05/14/2027*		$ 700,000	707,820
Spain — 6.3%
Kingdom of Spain
Zero Coupon, 01/31/2028	EUR	3,500,000	3,786,858
1.50%, 04/30/2027*	EUR	1,400,000	1,583,540
2.40%, 05/31/2028	EUR	2,300,000	2,635,059
3.15%, 04/30/2035*	EUR	300,000	340,832
3.45%, 10/31/2034*	EUR	3,410,000	3,983,099
3.55%, 10/31/2033*	EUR	4,577,000	5,414,590
			17,743,978
United Kingdom — 0.7%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	700,000	411,537
4.38%, 07/31/2054	GBP	700,000	789,231
5.38%, 01/31/2056	GBP	500,000	660,787
			1,861,555
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(1)(2)		230,000	44,873
Total Foreign Government Obligations (cost $92,448,891)			94,073,867
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. SEK (Expiration Date: 11/26/2025; Strike Price: USD 10.20; Counterparty: Bank of America, N.A.)		568,000	4,250
Purchased Options - Puts — 0.0%
Over the Counter put option on the AUD vs. USD (Expiration Date: 10/08/2025; Strike Price: AUD 0.63; Counterparty: Goldman Sachs Bank USA)		735,000	2,837
Over the Counter put option on the EUR vs. HUF (Expiration Date: 08/25/2025; Strike Price: EUR 399.00; Counterparty: Bank of America, N.A.)		521,452	1,400
Over the Counter put option on the EUR vs. HUF (Expiration Date: 10/29/2025; Strike Price: EUR 397.00; Counterparty: Bank of America, N.A.)		678,000	2,926
Over the Counter put option on the EUR vs. USD (Expiration Date: 10/14/2025; Strike Price: EUR 1.13; Counterparty: Goldman Sachs Bank USA )		6,664,000	50,809
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/26/2025; Strike Price: EUR 1.12; Counterparty: Bank of America, N.A.)		1,784,000	11,045
Over the Counter put option on the EUR vs. USD (Expiration Date: 12/17/2025; Strike Price: EUR 1.10; Counterparty: Goldman Sach Bank USA)		70,000	10,606
Security Description		Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the EUR vs. USD (Expiration Date: 12/17/2025; Strike Price: EUR 1.10; Counterparty: Goldman Sach Bank USA)		70,000	$ 354
Over the Counter put option on the USD vs. TWD (Expiration Date: 08/27/2026; Strike Price: USD 28.25; Counterparty: Bank of America, N.A.)		1,057,000	557
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.70% versus USD-SOFR maturing 08/20/2025 (Counterparty: Goldman Sachs Bank USA)		25,400,000	3
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.75% versus USD-SOFR maturing 08/20/2025 (Counterparty: Goldman Sachs Bank USA)		15,000,000	1
			80,538
Total Purchased Options (cost $112,021)			84,788
Total Long-Term Investment Securities (cost $414,192,207)			418,338,901
SHORT-TERM INVESTMENTS — 5.6%
Commercial Paper — 2.0%
Air Lease Corp. 4.80%, 08/05/2025		550,000	549,641
Air Lease Corp. 4.82%, 08/12/2025		250,000	249,632
Air Lease Corp. 4.85%, 08/05/2025		300,000	299,804
Air Lease Corp. 4.85%, 08/28/2025		250,000	249,050
Alimentation Couche-Tard, Inc. 4.59%, 08/28/2025		350,000	348,733
Alimentation Couche-Tard, Inc. 4.63%, 08/04/2025		800,000	799,590
Arrow Electronics, Inc. 4.65%, 08/04/2025		350,000	349,814
Arrow Electronics, Inc. 4.65%, 08/06/2025		950,000	949,243
Bell Canada 4.59%, 08/27/2025		250,000	249,162
CBRE Services, Inc. 4.60%, 09/17/2025		350,000	347,717
Edison International 4.70%, 08/12/2025		250,000	249,618
HCA, Inc. 5.00%, 08/22/2025		250,000	249,255
Imperial Brands Finance PLC 4.53%, 08/04/2025		250,000	249,873
J.M. Smucker Co. 4.55%, 08/05/2025		250,000	249,842
Jones Lang LaSalle Finance BV 4.71%, 08/13/2025		250,000	249,588
			5,640,562
Sovereign — 2.8%
Federal Republic of Nigeria 19.97%, 11/04/2025	NGN	150,000,000	91,438
Federal Republic of Nigeria 24.56%, 06/11/2026	NGN	551,000,000	293,942

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Sovereign (continued)
Federal Republic of Nigeria 24.56%, 06/12/2026	NGN	551,000,000	$ 293,690
Federal Republic of Nigeria 36.05%, 06/29/2026	NGN	1,423,082,000	749,203
Federative Republic of Brazil 12.57%, 10/01/2025	BRL	37,300,000	6,505,119
			7,933,392
U.S. Government — 0.1%
United States Treasury Bills
4.22%, 08/28/2025(4)		$ 1,000	997
4.23%, 11/18/2025(4)		128,000	126,358
4.24%, 10/02/2025(4)		7,000	6,949
			134,304
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.00%(8)		1,957,970	1,957,970
Total Short-Term Investments (cost $15,432,635)			15,666,228
TOTAL INVESTMENTS (cost $429,624,842)(9)		154.9%	434,005,129
Other assets less liabilities		(54.9)	(153,817,692)
NET ASSETS		100.0%	$280,187,437
FORWARD SALES CONTRACTS — (10.9%)
U.S. Government Agencies — (10.9%)
Uniform Mtg. Backed Securities — (10.9%)
2.00%, August 15 TBA		(4,100,000)	(3,721,628)
2.00%, August 30 TBA		(5,900,000)	(4,614,304)
4.00%, October 30 TBA		(1,400,000)	(1,290,103)
2.00%, September 30 TBA		(21,000,000)	(16,432,816)
4.50%, August 30 TBA		(100,000)	(94,849)
5.50%, September 30 TBA		(4,500,000)	(4,472,484)
Total Forward Sales Contracts (cost $(30,690,195))			(30,626,184)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO Global Bond Opportunities Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $90,820,661 representing 32.4% of net assets.
†	Non-income producing security
(1)	Security in default of interest.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38% , 04/12/2027	08/15/2017	20,000	$6,512
	10/23/2017	370,000	109,034
		390,000	115,546	$53,677	$13.76	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	07/27/2017	$230,000	93,621	44,873	19.51	0.0
				$98,550		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	The security or a portion thereof was pledged as collateral for open over-the-counter derivative contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open centrally cleared swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of July 31, 2025.
(9)	See Note 4 for cost of investments on a tax basis.
1 ME—1 Month Euribor
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
EUR—Euro Currency
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SOFR90A—US 90 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MYR—Malaysian Ringgit
NGN—Nigerian Naira
PEN—Peruvian Sol
SGD—Singapore Dollar
ZAR—South African Rand
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	7,300,000	MYR	Fixed 3.750%	3-Month KLIBO	Quarterly	Quarterly	Sep 2034	$ (17,536)	$ (43,905)	$ (61,441)
Goldman Sachs International	7,860,000	MYR	3-Month KLIBO	Fixed 3.500%	Quarterly	Quarterly	Mar 2030	3,447	27,430	30,877
								$(14,089)	$(16,475)	$(30,564)
Centrally Cleared	600,000	USD	Fixed 3.500%	12-Month SOFR	Annual	Annual	Jun 2054	$ 41,651	$ 15,238	$ 56,889
Centrally Cleared	5,500,000	AUD	6-Month BBSW	Fixed 4.000%	Semiannual	Semiannual	Jun 2033	(144,729)	139,152	(5,577)
Centrally Cleared	2,500,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2029	907	46,377	47,284
Centrally Cleared	42,300,000	CAD	12-Month CORRA	Fixed 3.500	Annual	Annual	Dec 2025	(54,272)	138,804	84,532
Centrally Cleared	20,800,000	GBP	12-Month SONIA	Fixed 3.000	Annual	Annual	Jun 2027	(287,163)	(50,320)	(337,483)
Centrally Cleared	1,730,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2034	(38,157)	(245,027)	(283,184)
Centrally Cleared	2,300,000	NZD	3-Month NZDBB	Fixed 4.750	Semiannual	Quarterly	Jun 2029	14,289	52,108	66,397
Centrally Cleared	700,000	EUR	6-Month EURIBOR	Fixed 2.950	Annual	Semiannual	Jun 2029	—	20,026	20,026
Centrally Cleared	800,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2044	(354,781)	(513,840)	(868,621)
Centrally Cleared	3,400,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2034	31,575	(17,302)	14,273
Centrally Cleared	2,500,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2034	71,496	(14,291)	57,205
Centrally Cleared	1,700,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2054	26,265	(48,885)	(22,620)
Centrally Cleared	2,900,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2026	13,368	(6,639)	6,729
Centrally Cleared	122,000,000	AUD	Fixed 3.750	6-Month BBSW	Semiannual	Semiannual	Mar 2030	(156,504)	156,505	1
Centrally Cleared	430,000,000	JPY	12-Month TONA	Fixed 0.600	Annual	Annual	Dec 2029	(4,402)	(42,400)	(46,802)
Centrally Cleared	470,000,000	JPY	Fixed 0.400	6-Month TONA	Semiannual	Semiannual	Jun 2039	347,410	168,615	516,025
Centrally Cleared	33,400,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Jun 2026	212,486	(171,912)	40,574
Centrally Cleared	245,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2054	28,401	284,753	313,154
Centrally Cleared	8,700,000	EUR	6-Month EURIBOR	Fixed 2.343	Annual	Semiannual	Jan 2030	6,894	3,600	10,494
Centrally Cleared	7,000,000	EUR	12-Month ESTR	Fixed 2.028	Annual	Annual	Oct 2029	(973)	(14,593)	(15,566)
Centrally Cleared	3,900,000	USD	Fixed 3.940	12-Month SOFR	Annual	Annual	Aug 2026	—	3,221	3,221
Centrally Cleared	5,600,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2035	11,389	85,825	97,214
Centrally Cleared	1,900,000	EUR	12-Month ESTR	Fixed 1.795	Annual	Annual	Oct 2029	—	(24,537)	(24,537)
Centrally Cleared	2,000,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Mar 2035	(852)	9,619	8,767
Centrally Cleared	4,400,000	EUR	12-Month ESTR	Fixed 1.923	Annual	Annual	Oct 2029	—	(30,973)	(30,973)
Centrally Cleared	950,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2035	(97,613)	(86,881)	(184,494)
Centrally Cleared	1,150,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2032	(29,700)	(28,453)	(58,153)
Centrally Cleared	640,000,000	JPY	12-Month TONA	Fixed 0.750	Annual	Annual	Mar 2030	(28,385)	(19,267)	(47,652)
Centrally Cleared	31,000,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Mar 2028	80,244	240,112	320,356
Centrally Cleared	24,700,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2035	1,590,413	(464,367)	1,126,046
Centrally Cleared	80,890,000	USD	Fixed 3.000	12-Month SOFR	Annual	Annual	Mar 2027	1,346,839	(294,808)	1,052,031
Centrally Cleared	2,390,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2055	304,486	24,862	329,348
Centrally Cleared	500,000	USD	Fixed 3.954	12-Month SOFR	Annual	Annual	Nov 2054	—	8,434	8,434
Centrally Cleared	1,200,000	USD	Fixed 3.959	12-Month SOFR	Annual	Annual	Nov 2054	—	19,347	19,347
Centrally Cleared	1,800,000	USD	Fixed 3.931	12-Month SOFR	Annual	Annual	Nov 2054	—	37,478	37,478
Centrally Cleared	400,000	USD	Fixed 3.964	12-Month SOFR	Annual	Annual	Nov 2054	—	6,082	6,082
Centrally Cleared	200,000	USD	Fixed 3.959	12-Month SOFR	Annual	Annual	Nov 2054	—	3,230	3,230
Centrally Cleared	1,800,000	USD	Fixed 3.998	12-Month SOFR	Annual	Annual	Nov 2054	—	16,926	16,926
Centrally Cleared	100,000	USD	Fixed 4.116	12-Month SOFR	Annual	Annual	Nov 2054	—	(1,089)	(1,089)
Centrally Cleared	550,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Feb 2035	—	(8,273)	(8,273)
Centrally Cleared	2,900,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Mar 2027	(8,178)	10,120	1,942
Centrally Cleared	900,000	GBP	12-Month SONIA	Fixed 3.500	Annual	Annual	Mar 2030	(6,380)	(4,552)	(10,932)
Centrally Cleared	700,000	GBP	Fixed 3.750	12-Month SONIA	Annual	Annual	Mar 2055	82,391	37,125	119,516
Centrally Cleared	41,200,000	EUR	6-Month EURIBOR	Fixed 2.000	Annual	Semiannual	Sep 2027	(217,031)	117,528	(99,503)
Centrally Cleared	1,400,000	EUR	6-Month EURIBOR	Fixed 2.250	Annual	Semiannual	Sep 2030	(8,026)	(1,620)	(9,646)
Centrally Cleared	28,120,000	EUR	6-Month EURIBOR	Fixed 2.250	Annual	Semiannual	Sep 2035	(1,069,675)	(158,500)	(1,228,175)
Centrally Cleared	8,590,000	EUR	Fixed 2.250	6-Month EURIBOR	Annual	Semiannual	Sep 2055	888,370	289,301	1,177,671
Centrally Cleared	2,400,000	USD	Fixed 3.765	12-Month SOFR	Annual	Annual	Feb 2055	—	117,856	117,856
Centrally Cleared	200,000	USD	Fixed 3.773	12-Month SOFR	Annual	Annual	Mar 2055	—	9,566	9,566
Centrally Cleared	7,900,000	EUR	Fixed 2.213	6-Month EURIBOR	Annual	Semiannual	Mar 2055	117,418	343,690	461,108

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	1,300,000	USD	12-Month SOFR	Fixed 3.250%	Annual	Annual	Jun 2027	$ (7,033)	$ (4,670)	$ (11,703)
Centrally Cleared	4,900,000	USD	Fixed 3.250%	12-Month SOFR	Annual	Annual	Jun 2035	195,638	36,830	232,468
Centrally Cleared	180,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2030	11,949	(12,698)	(749)
Centrally Cleared	120,000,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Jun 2035	14,091	(20,854)	(6,763)
Centrally Cleared	40,000,000	JPY	Fixed 2.000	12-Month TONA	Annual	Annual	Jun 2055	(2,166)	25,439	23,273
Centrally Cleared	591,000	USD	Fixed 3.930	12-Month SOFR	Annual	Annual	Jun 2055	2,173	9,699	11,872
Centrally Cleared	761,000	USD	Fixed 3.960	12-Month SOFR	Annual	Annual	Jun 2055	(3,238)	14,560	11,322
Centrally Cleared	648,000	USD	Fixed 4.005	12-Month SOFR	Annual	Annual	Sep 2055	(8,406)	12,187	3,781
Centrally Cleared	300,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Sep 2035	(650)	2,568	1,918
Centrally Cleared	108,900,000	KRW	3-Month KSDA	Fixed 2.500	Quarterly	Quarterly	Sep 2035	(766)	(250)	(1,016)
Centrally Cleared	1,200,000	USD	Fixed 3.620	12-Month SOFR	Annual	Annual	Nov 2029	2,995	(6,262)	(3,267)
Centrally Cleared	7,835,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	May 2032	(7,822)	(36,061)	(43,883)
Centrally Cleared	5,400,000	USD	Fixed 4.100	12-Month SOFR	Annual	Annual	Nov 2052	(41,480)	15,418	(26,062)
Centrally Cleared	19,100,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Mar 2031	55,926	(53,757)	2,169
Centrally Cleared	80,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2030	2,113	(3,238)	(1,125)
Centrally Cleared	1,090,000,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Sep 2035	(76,500)	(7,464)	(83,964)
Centrally Cleared	1,600,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Sep 2027	(10,352)	6,945	(3,407)
Centrally Cleared	6,100,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Sep 2030	57,103	(7,078)	50,025
Centrally Cleared	1,200,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Sep 2055	108,637	3,122	111,759
Centrally Cleared	600,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Sep 2035	9,899	(239)	9,660
Centrally Cleared	500,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Jun 2035	11,967	(3,428)	8,539
Centrally Cleared	58,800,000	AUD	6-Month BBSW	Fixed 3.500	Semiannual	Semiannual	Mar 2031	(405,184)	(132,386)	(537,570)
Centrally Cleared	1,100,000	GBP	Fixed 4.000	12-Month SONIA	Annual	Annual	Mar 2036	8,662	5,268	13,930
Centrally Cleared	3,930,000	SGD	Fixed 2.000	6-Month SORA	Semiannual	Semiannual	Sep 2035	4,662	(1,716)	2,946
Centrally Cleared	500,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Sep 2035	1,531	(135)	1,396
								$2,633,220	$(1,229)	$2,631,991
								$2,619,131	$(17,704)	$2,601,427
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 43	$ 6,600,000	USD	$ 6,600,000	1.000%	Quarterly	Dec 2034	$ (33,615)	$ (28,843)	$ (62,458)
Centrally Cleared	iTraxx Europe Series 43	19,130,000	EUR	19,130,000	1.000	Quarterly	Jun 2030	(454,595)	(11,710)	(466,305)
Centrally Cleared	CDX Investment Grade Index Series 44	17,800,000	USD	17,800,000	1.000	Quarterly	Jun 2035	(24,536)	(98,676)	(123,212)
				$43,530,000				$(512,746)	$(139,229)	$(651,975)
Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 43	0.4453%	7,100,000	USD	7,100,000	1.000%	Quarterly	Dec 2029	$ 135,415	$ 20,443	$ 155,858
Centrally Cleared	Ford Motor Co.	1.6532	700,000	USD	700,000	5.000	Quarterly	Dec 2029	94,688	(3,204)	91,484
Centrally Cleared	CDX Investment Grade Index Series 44	0.5121	212,000,000	USD	212,000,000	1.000	Quarterly	Jun 2030	3,684,902	899,238	4,584,140
					219,800,000				$3,915,005	$916,477	$4,831,482

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Currency Swaps
Counterparty (OTC)/ Centrally cleared	Currency	Notional Amount Received	Currency	Notional Amount Delivered	Payments Received	Payments Made	Payment Frequency	Maturity Date	Upfront payment paid (received)	Unrealized Appreciation (Depreciation)	Value
Goldman Sachs Bank USA	JPY	900,000,000	USD	5,896,516	3-Month SOFR	3-Month TONAR	Quarterly	Sep 2030	$—	$14,126	$14,126
Goldman Sachs International	JPY	5,158,600,000	USD	34,896,366	3-Month SOFR	3-Month TONAR	Quarterly	Dec 2026	—	21,491	21,491
									$—	$35,617	$35,617
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, thePortfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
BBSW—Bank Bill Swap Reference Rate
CORRA—Canadian Overnight Repo Rate Average
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
KLIBO—Kuala Lumpur Interbank Offered Rate
KSDA—Korean Securities Dealers Association
NZDBB—New Zealand Bank Dollar Bill
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
TONA—Tokyo Overnight Average Rate
Written Options on Futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Exchange- Traded	Call option on 10 Year U.S. Treasury Note Futures	112.00	8/22/2025	22	$22,000	$ 6,521	$ 4,641	$1,880
Exchange- Traded	Call option on 10 Year U.S. Treasury Note Futures	112.50	8/22/2025	13	13,000	4,494	1,727	2,767
						$11,015	$6,368	$4,647
Puts
Exchange- Traded	Put option on 10 Year U.S. Treasury Note Futures	109.50	8/22/2025	35	35,000	7,855	4,648	3,207
						$18,870	$11,016	$7,854
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Bank of America, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.69% versus USD-SOFR maturing 08/15/2025	3.69	8/15/2025	$700,000	$2,153	$1,095	$ 1,058

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.67% versus USD-SOFR maturing 08/25/2025	3.67	8/25/2025	$1,000,000	$3,032	$2,112	$ 920
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.65% versus USD-SOFR maturing 08/29/2025	3.65	8/29/2025	700,000	1,925	1,572	353
					$7,110	$4,779	$2,331
Puts
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.33% versus USD_SOFR maturing 09/25/2025	4.33	9/25/2025	6,200,000	68,200	705	67,495
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.04% versus USD-SOFR maturing 08/15/2025	4.04	8/15/2025	700,000	2,152	523	1,629
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.02% versus USD-SOFR maturing 08/25/2025	4.02	8/25/2025	1,000,000	3,033	1,576	1,457
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.00% versus USD-SOFR maturing 08/29/2025	4.00	8/29/2025	700,000	1,925	1,692	233
					$75,310	$4,496	$70,814
					$82,420	$9,275	$73,145
Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. TWD	Bank of America, N.A.	USD	29.65	8/27/2025	$1,057,000	$ 8,400	$13,728	$(5,328)
Puts
USD vs. TWD	Bank of America, N.A.	USD	28.90	8/27/2025	1,057,000	4,759	1,779	2,980
						$13,159	$15,507	$(2,348)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	Australian 3 Year Bonds	September 2025	$ 2,134,064	$ 2,137,883	$ 3,819
109	Long	Euro-BTP	September 2025	15,012,764	15,021,426	8,662
20	Long	Long Gilt	September 2025	2,425,024	2,434,222	9,198
141	Long	U.S. Treasury 10 Year Notes	September 2025	15,508,574	15,659,809	151,235
225	Long	U.S. Treasury 5 Year Notes	September 2025	24,226,982	24,338,672	111,690
139	Long	U.S. Treasury Ultra 10 Year Notes	September 2025	15,544,022	15,717,859	173,837
7	Short	Canada 10 Year Bonds	September 2025	610,039	608,863	1,176
117	Short	Euro-BOBL	September 2025	15,777,959	15,657,930	120,029
171	Short	Euro-BUND	September 2025	25,584,031	25,310,321	273,710
196	Short	Euro-OAT	September 2025	27,819,590	27,576,903	242,687
238	Short	Euro-Schatz	September 2025	29,145,170	29,075,366	69,804
74	Short	Japan 10 Year Bonds	September 2025	67,748,276	67,733,554	14,722
						$1,180,569

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
6	Long	Canada 5 Year Bonds	September 2025	$ 490,928	$ 490,185	$ (743)
4	Long	Euro Buxl 30 Year Bonds	September 2025	552,299	535,816	(16,483)
245	Short	Australian 10 Year Bonds	September 2025	17,758,541	17,915,647	(157,106)
27	Short	U.S. Treasury Long Bonds	September 2025	2,981,180	3,083,063	(101,883)
38	Short	U.S. Treasury Ultra Bonds	September 2025	4,358,291	4,457,875	(99,584)
						$(375,799)
		Net Unrealized Appreciation (Depreciation)				$804,770
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	1,962,000	USD	1,284,895	08/05/2025	$ 24,016	$ —
	AUD	359,000	USD	231,670	09/02/2025	841	—
	BRL	2,929,006	USD	522,841	08/04/2025	—	(238)
	CAD	348,000	USD	255,177	08/05/2025	3,974	—
	CAD	10,415,861	USD	7,544,375	09/02/2025	15,401	—
	CNY	281,663	USD	39,449	08/05/2025	267	—
	CNY	281,754	USD	39,448	09/05/2025	81	—
	EUR	5,308,000	USD	6,235,237	08/04/2025	177,750	—
	HUF	59,008,729	EUR	146,007	08/27/2025	—	(1,284)
	ILS	237,652	USD	70,800	10/15/2025	787	—
	JPY	180,900,000	USD	1,229,181	08/04/2025	29,578	—
	JPY	1,135,472,951	USD	7,653,205	09/02/2025	99,247	—
	MXN	3,479,000	USD	181,929	09/17/2025	—	(1,617)
	NOK	1,150,707	USD	111,585	09/02/2025	265	—
	PEN	18,040,260	USD	4,867,285	09/17/2025	—	(147,773)
	SGD	628,000	USD	493,267	08/04/2025	9,594	—
	SGD	10,031,146	USD	7,872,154	08/05/2025	145,802	—
	SGD	5,483,927	USD	4,293,005	09/02/2025	59,919	—
	TWD	37,709,099	USD	1,220,000	08/20/2025	—	(41,398)
	TWD	10,443,000	USD	354,000	08/29/2025	4,413	—
	USD	321,411	AUD	490,000	08/05/2025	—	(6,513)
	USD	526,000	BRL	2,929,006	08/04/2025	—	(2,921)
	USD	7,544,375	CAD	10,430,213	08/05/2025	—	(15,349)
	USD	2,135,608	CHF	1,698,000	08/04/2025	—	(45,119)
	USD	39,448	CNY	282,050	08/05/2025	—	(212)
	USD	3,940,545	DKK	24,840,000	08/04/2025	—	(142,816)
	USD	2,137,004	EUR	1,816,000	08/04/2025	—	(64,586)
	USD	366,104	GBP	269,000	08/04/2025	—	(10,850)
	USD	231,000	IDR	3,766,801,500	08/20/2025	—	(2,795)
	USD	228,000	INR	19,561,260	08/20/2025	—	(4,684)
	USD	3,779,329	JPY	558,288,422	08/04/2025	—	(77,151)
	USD	5,189,082	KRW	7,107,643,007	08/20/2025	—	(90,800)
	USD	888,200	MXN	16,879,000	09/17/2025	2,311	—
	USD	325,385	NOK	3,300,000	08/04/2025	—	(6,196)
	USD	233,329	PEN	845,887	09/17/2025	1,822	—
	USD	2,583,424	PLN	9,320,996	08/11/2025	—	(96,484)
	USD	979,063	PLN	3,585,000	08/20/2025	—	(22,702)
	USD	329,198	SEK	3,201,442	09/02/2025	—	(1,551)
	USD	643,689	SGD	826,000	08/04/2025	—	(7,521)
	USD	4,293,005	SGD	5,495,905	08/05/2025	—	(59,860)
	USD	1,478,000	TWD	45,302,368	08/20/2025	37,399	—
	ZAR	47,363,233	USD	2,650,268	08/20/2025	53,079	—
						666,546	(850,420)
Goldman Sachs Bank USA	AUD	11,875,228	USD	7,793,326	08/05/2025	161,710	—
	AUD	13,347,228	USD	8,588,474	09/02/2025	6,484	—
	BRL	5,694,345	USD	1,024,404	08/04/2025	7,475	—
	BRL	37,300,000	USD	6,095,095	10/02/2025	—	(469,365)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CAD	10,098,696	USD	7,422,374	08/05/2025	$ 132,653	$ —
	CHF	535,000	USD	680,726	08/04/2025	22,062	—
	DKK	24,805,000	USD	3,541,801	04/01/2026	—	(317,914)
	EUR	668,678	RON	3,396,662	08/11/2025	—	(269)
	EUR	1,092,904	RON	5,577,562	09/11/2025	987	—
	EUR	46,103,934	USD	54,185,440	08/04/2025	1,571,656	—
	EUR	49,595,934	USD	56,760,314	09/02/2025	52,551	—
	GBP	2,122,000	USD	2,907,494	08/04/2025	105,075	—
	GBP	1,853,000	USD	2,445,797	09/02/2025	—	(2,056)
	IDR	185,447,152	USD	11,393	08/20/2025	158	—
	JPY	1,023,301,093	USD	7,119,728	08/04/2025	333,912	—
	KRW	13,376,081,737	USD	9,761,160	08/20/2025	166,553	—
	MXN	3,260,000	USD	171,708	12/17/2025	1,364	—
	MYR	2,252,075	USD	534,475	09/17/2025	6,187	—
	NOK	4,450,000	USD	444,386	08/04/2025	13,965	—
	PEN	1,244,642	USD	338,494	12/12/2025	—	(6,632)
	SEK	1,655,000	USD	173,949	08/04/2025	4,886	—
	SGD	3,183,712	USD	2,503,637	08/05/2025	51,427	—
	TWD	232,430,312	USD	7,087,332	08/20/2025	—	(687,638)
	USD	1,020,841	BRL	5,694,345	08/04/2025	—	(3,912)
	USD	991,628	BRL	5,595,502	09/03/2025	—	(213)
	USD	5,823,370	BRL	32,836,236	10/02/2025	—	(44,492)
	USD	200,000	EGP	11,020,000	08/25/2025	23,849	—
	USD	172,144	HUF	58,936,000	08/22/2025	—	(4,146)
	USD	4,317,994	IDR	70,206,382,683	08/20/2025	—	(64,673)
	USD	6,562,946	INR	566,001,619	08/20/2025	—	(101,326)
	USD	110,000	KZT	57,502,500	09/08/2025	—	(4,741)
	USD	310,000	KZT	160,657,500	09/11/2025	—	(16,147)
	USD	770,109	MXN	14,909,000	12/17/2025	8,928	—
	USD	309,000	PEN	1,105,950	09/17/2025	—	(1,554)
	USD	511,000	SEK	4,856,441	08/04/2025	—	(14,901)
	USD	777,090	SGD	996,000	08/04/2025	—	(9,992)
	USD	1,401,000	TWD	42,138,873	08/20/2025	8,577	—
						2,680,459	(1,749,971)
Unrealized Appreciation (Depreciation)						$3,347,005	$(2,600,391)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
KZT—Kazakhstani Tenge
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
PEN—Peruvian Sol
PLN—Polish Zloty
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
U.S. Government & Agency Obligations	78.8%
Foreign Government Obligations	33.6
Collateralized Mortgage Obligations	12.6
Banks	10.5
Other Asset Backed Securities	6.7
Short-Term Investments	5.6
Auto Loan Receivables	1.3
Investment Companies	1.1
Pharmaceuticals	0.6
Credit Card Receivables	0.5
Diversified Financial Services	0.4
Healthcare-Products	0.4
Semiconductors	0.4

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Industry Allocation*(continued)
Insurance	0.3%
Agriculture	0.3
Savings & Loans	0.2
Internet	0.2
Lodging	0.2
Telecommunications	0.2
Mining	0.2
Commercial and Residential	0.2
Pipelines	0.1
Real Estate	0.1
Commercial Services	0.1
Electric	0.1
Municipal Securities	0.1
Software	0.1
154.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$43,392,657	$—	$43,392,657
Asset Backed Securities	—	24,511,165	—	24,511,165
Collateralized Mortgage Obligations	—	35,301,000	—	35,301,000
U.S. Government & Agency Obligations	—	220,769,040	—	220,769,040
Foreign Government Obligations	—	94,073,867	—	94,073,867
Municipal Securities	—	206,384	—	206,384
Purchased Options	—	84,788	—	84,788
Short-Term Investments:
Unaffiliated Investment Companies	1,957,970	—	—	1,957,970
Other Short-Term Investments	—	13,708,258	—	13,708,258
Total Investments at Value	$1,957,970	$432,047,159	$—	$434,005,129
Other Financial Instruments:†
Swaps	$—	$3,520,264	$—	$3,520,264
Futures Contracts	1,180,569	—	—	1,180,569
Forward Foreign Currency Contracts	—	3,347,005	—	3,347,005
Written Options	7,854	76,125	—	83,979
Total Other Financial Instruments	$1,188,423	$6,943,394	$—	$8,131,817
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$30,626,184	$—	$30,626,184
Other Financial Instruments:†
Swaps	$—	$2,725,103	$—	$2,725,103
Futures Contracts	375,799	—	—	375,799
Forward Foreign Currency Contracts	—	2,600,391	—	2,600,391
Written Options	—	5,328	—	5,328
Total Other Financial Instruments	$375,799	$5,330,822	$—	$5,706,621
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 2.8%
AGL Energy, Ltd.	666,208	$ 4,161,507
Aurizon Holdings, Ltd.	404,394	842,024
BlueScope Steel, Ltd.	29,020	443,303
Brambles, Ltd.	26,712	410,450
Downer EDI, Ltd.	166,692	740,231
JB Hi-Fi, Ltd.	18,630	1,337,336
Rio Tinto, Ltd.	25,308	1,816,710
Scentre Group	96,415	232,354
Sims, Ltd.	25,815	252,832
Suncorp Group, Ltd.	85,005	1,145,013
Telstra Group, Ltd.	131,821	421,032
Viva Energy Group, Ltd.*	110,198	148,719
		11,951,511
Austria — 0.8%
OMV AG	20,233	1,031,656
Raiffeisen Bank International AG	14,039	407,582
Strabag SE	1,437	135,128
voestalpine AG	72,659	2,008,284
		3,582,650
Belgium — 0.9%
Ageas SA	33,976	2,316,710
Bekaert SA	6,207	256,774
Colruyt Group NV	6,516	278,704
Proximus SADP	128,699	1,072,160
		3,924,348
Bermuda — 0.7%
China Gas Holdings, Ltd.	204,600	215,026
First Pacific Co., Ltd.	182,000	143,513
Jardine Matheson Holdings, Ltd.	21,100	1,150,583
Kerry Properties, Ltd.	202,000	540,382
Skyworth Group, Ltd.†	1,184,000	466,059
Yue Yuen Industrial Holdings, Ltd.	385,500	605,996
		3,121,559
Canada — 5.3%
Atco, Ltd., Class I	28,551	1,033,985
Bausch Health Cos., Inc.†	37,200	219,345
BRP, Inc.	6,600	333,715
Canadian Tire Corp., Ltd., Class A	2,291	306,844
Canfor Corp.†	20,800	203,857
CGI, Inc.	3,000	289,218
Empire Co., Ltd., Class A	22,100	880,108
Finning International, Inc.	13,700	597,002
George Weston, Ltd.	2,951	560,745
IGM Financial, Inc.	14,200	470,190
Imperial Oil, Ltd.	8,700	725,398
Loblaw Cos., Ltd.	3,200	517,483
Magna International, Inc.	190,609	7,816,400
Nutrien, Ltd.	89,000	5,280,521
Onex Corp.	10,581	860,775
RioCan Real Estate Investment Trust	36,407	463,758
West Fraser Timber Co., Ltd.	29,000	2,010,494
		22,569,838
Denmark — 3.3%
AP Moller-Maersk A/S, Series B	6,573	13,059,074
D/S Norden A/S	14,059	489,644
Security Description	Shares or Principal Amount	Value

Denmark (continued)
H Lundbeck A/S	117,768	$ 620,102
H Lundbeck A/S, Class A	6,058	27,276
		14,196,096
Finland — 2.3%
Fortum Oyj	106,361	1,952,990
Kesko Oyj, Class B	23,040	501,675
Kone Oyj, Class B	16,303	1,003,552
Nokia Oyj	629,422	2,577,246
Outokumpu Oyj	306,311	1,157,749
Sampo Oyj, Class A	234,309	2,517,776
		9,710,988
France — 3.0%
Carrefour SA	21,844	313,350
Cie Generale des Etablissements Michelin SCA	35,190	1,255,364
Orange SA	62,015	944,445
Renault SA	17,149	640,149
Sanofi SA	65,788	5,919,089
TotalEnergies SE	20,553	1,220,133
Valeo SE	234,532	2,571,025
		12,863,555
Germany — 8.9%
BASF SE	199,713	9,836,698
Bayer AG	278,413	8,689,772
Bayerische Motoren Werke AG	25,912	2,480,395
BioNTech SE ADR†	15,325	1,647,438
Deutsche Post AG	7,849	353,364
Fresenius Medical Care AG	5,749	291,822
Fresenius SE & Co. KGaA	38,329	1,836,249
Hapag-Lloyd AG*	957	138,591
Heidelberg Materials AG	14,701	3,397,297
Volkswagen AG (Preference Shares)	91,300	9,598,122
		38,269,748
Hong Kong — 2.9%
CK Asset Holdings, Ltd.	304,500	1,398,373
Hang Lung Properties, Ltd.	196,000	201,743
Kingboard Holdings, Ltd.	266,500	953,968
Kingboard Laminates Holdings, Ltd.	394,500	507,573
New World Development Co., Ltd.†	356,000	292,056
PCCW, Ltd.	221,000	158,501
Sino Land Co., Ltd.	244,000	281,299
SITC International Holdings Co., Ltd.	193,000	625,713
Sun Hung Kai Properties, Ltd.	184,500	2,197,548
Swire Pacific, Ltd., Class A	169,500	1,534,137
Want Want China Holdings, Ltd.	69,000	49,838
WH Group, Ltd.*	3,524,000	3,550,935
Wharf Holdings, Ltd.	193,000	549,497
Wharf Real Estate Investment Co., Ltd.	44,000	139,847
Xinyi Glass Holdings, Ltd.	167,000	172,318
		12,613,346
Ireland — 0.1%
Medtronic PLC	2,526	227,946
Israel — 1.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	257,076	479,360
Check Point Software Technologies, Ltd.†	4,893	911,076
G City, Ltd.	41,985	150,891
ICL Group, Ltd.	57,718	361,013
Oil Refineries, Ltd.	1,487,537	389,683
Paz Retail & Energy, Ltd.	1,253	231,909

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Plus500, Ltd.	17,041	$ 757,525
ZIM Integrated Shipping Services, Ltd.	288,495	4,572,646
		7,854,103
Italy — 0.9%
Enel SpA	158,411	1,397,961
Eni SpA	22,663	385,617
Telecom Italia SpA†	4,883,404	2,249,795
		4,033,373
Japan — 21.5%
AGC, Inc.	42,000	1,266,127
Alfresa Holdings Corp.	70,900	1,032,940
Alps Alpine Co., Ltd.	120,700	1,280,637
Amada Co., Ltd.	45,100	510,366
Arcs Co., Ltd.	13,000	261,638
Astellas Pharma, Inc.	45,900	480,458
Bandai Namco Holdings, Inc.	40,100	1,305,111
Bridgestone Corp.	12,600	512,272
Brother Industries, Ltd.	57,600	984,509
Canon Marketing Japan, Inc.	14,400	523,480
Canon, Inc.	154,700	4,411,207
Chubu Electric Power Co., Inc.	55,300	676,765
Coca-Cola Bottlers Japan Holdings, Inc.	48,300	739,874
COMSYS Holdings Corp.	27,800	639,879
Dai Nippon Printing Co., Ltd.	112,600	1,740,148
Daicel Corp.	53,300	460,720
Daito Trust Construction Co., Ltd.	21,100	2,171,565
Denka Co., Ltd.	21,500	303,752
Dowa Holdings Co., Ltd.	6,800	223,570
Edion Corp.	68,000	904,562
Electric Power Development Co., Ltd.	62,700	1,084,569
EXEO Group, Inc.	6,700	88,504
Fujitsu, Ltd.	339,700	7,445,017
Furukawa Electric Co., Ltd.	22,900	1,396,323
Hakuhodo DY Holdings, Inc.	35,100	278,263
Hino Motors, Ltd.†	237,600	582,025
Idemitsu Kosan Co., Ltd.	69,100	443,926
Iida Group Holdings Co., Ltd.	8,700	122,769
Isuzu Motors, Ltd.	84,000	1,084,814
Itoham Yonekyu Holdings, Inc.	13,800	466,711
Izumi Co., Ltd.	11,400	241,305
Japan Post Holdings Co., Ltd.	1,428,300	13,283,758
Japan Post Insurance Co., Ltd.	15,400	395,825
JFE Holdings, Inc.	14,500	168,221
JTEKT Corp.	15,300	132,962
Kamigumi Co., Ltd.	6,000	168,461
Kandenko Co., Ltd.	20,500	488,846
Kaneka Corp.	8,500	242,036
Kansai Paint Co., Ltd.	14,800	211,253
Kao Corp.	16,500	745,126
KDDI Corp.	122,700	2,022,353
Kewpie Corp.	10,400	284,828
Konica Minolta, Inc.†	213,700	695,659
K's Holdings Corp.	104,800	1,051,475
Lion Corp.	16,300	159,703
MatsukiyoCocokara & Co.	23,100	475,327
Medipal Holdings Corp.	75,300	1,253,335
MEIJI Holdings Co., Ltd.	67,200	1,364,499
Mitsubishi Chemical Group Corp.	276,800	1,518,362
Mitsubishi Gas Chemical Co., Inc.	14,100	244,786
Mitsubishi Materials Corp.	31,600	486,678
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsui Mining & Smelting Co., Ltd.	6,400	$ 273,740
Morinaga Milk Industry Co., Ltd.	9,600	209,188
MS&AD Insurance Group Holdings, Inc.	131,100	2,820,215
Nagase & Co., Ltd.	8,700	171,952
Nichirei Corp.	15,700	190,264
Nikon Corp.	76,900	751,407
Nippon Electric Glass Co., Ltd.	9,300	250,076
Nippon Express Holdings, Inc.	13,900	305,652
Nippon Paper Industries Co., Ltd.	8,100	59,944
Nippon Shokubai Co., Ltd.	28,200	321,270
Nippon Television Holdings, Inc.	1,800	39,282
Nisshinbo Holdings, Inc.	25,200	160,759
Nitto Denko Corp.	27,600	574,878
NSK, Ltd.	24,300	116,907
NTT, Inc.	450,200	455,872
Omron Corp.	16,200	421,007
Otsuka Corp.	5,500	104,584
PALTAC Corp.	10,300	295,544
Panasonic Holdings Corp.	155,500	1,485,396
Persol Holdings Co., Ltd.	663,200	1,275,385
Ricoh Co., Ltd.	84,500	745,539
Sankyu, Inc.	10,000	588,793
Seiko Epson Corp.	80,500	1,027,870
Seino Holdings Co., Ltd.	38,200	583,133
Sekisui Chemical Co., Ltd.	69,400	1,211,509
SG Holdings Co., Ltd.	29,900	333,401
Sharp Corp.†	25,600	121,855
Shimamura Co., Ltd.	11,300	823,521
Sohgo Security Services Co., Ltd.	16,100	112,476
Square Enix Holdings Co., Ltd.	8,300	565,259
Subaru Corp.	35,100	646,953
Sugi Holdings Co., Ltd.	34,400	833,767
Sumitomo Chemical Co., Ltd.	279,700	704,258
Sumitomo Heavy Industries, Ltd.	5,300	118,301
Sumitomo Pharma Co., Ltd.†	142,700	1,252,883
Sumitomo Rubber Industries, Ltd.	22,400	257,645
Suzuken Co., Ltd.	40,200	1,524,828
Taiyo Yuden Co., Ltd.	52,500	994,645
Teijin, Ltd.	13,300	113,553
TIS, Inc.	19,300	618,931
Toho Gas Co., Ltd.	8,900	248,232
Toho Holdings Co., Ltd.	1,700	57,392
Tokai Rika Co., Ltd.	10,200	163,890
Tokyo Gas Co., Ltd.	26,100	873,865
Toppan Holdings, Inc.	32,400	879,398
TOTO, Ltd.	11,300	291,567
Toyo Seikan Group Holdings, Ltd.	52,600	1,094,206
Toyoda Gosei Co., Ltd.	3,700	78,662
Toyota Boshoku Corp.	5,500	78,488
TS Tech Co., Ltd.	14,000	168,641
Tsuruha Holdings, Inc.	11,100	818,146
UBE Corp.	5,000	76,873
United Super Markets Holdings, Inc.	25,200	157,416
Welcia Holdings Co., Ltd.	11,100	186,521
Yamada Holdings Co., Ltd.	483,900	1,480,901
Yamaha Corp.	28,500	205,529
Yamato Holdings Co., Ltd.	172,900	2,516,681
		91,896,149
Jersey — 2.7%
Glencore PLC	2,814,900	11,329,073
Luxembourg — 2.5%
ArcelorMittal SA	342,025	10,741,572

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands — 6.5%
Akzo Nobel NV	30,017	$ 1,886,787
Koninklijke Ahold Delhaize NV	433,160	17,103,540
NN Group NV	62,537	4,222,083
Randstad NV	81,508	3,891,826
Signify NV*	14,598	351,510
Stellantis NV	49,613	439,528
		27,895,274
New Zealand — 0.1%
Air New Zealand, Ltd.	204,739	69,955
Fletcher Building, Ltd.†	93,433	167,325
		237,280
Norway — 2.8%
DNO ASA	288,171	396,076
Elkem ASA*	25,175	58,733
Equinor ASA	188,099	4,870,448
Leroy Seafood Group ASA	23,183	105,794
Telenor ASA	122,371	1,878,406
Yara International ASA	131,004	4,867,018
		12,176,475
Singapore — 0.6%
ComfortDelGro Corp., Ltd.	669,200	788,568
Hutchison Port Holdings Trust	1,950,100	390,020
Jardine Cycle & Carriage, Ltd.	19,100	387,619
JOYY, Inc. ADR	20,431	1,025,636
Venture Corp., Ltd.	16,500	164,187
		2,756,030
Spain — 3.0%
Endesa SA	16,794	485,840
Mapfre SA	486,229	1,982,047
Naturgy Energy Group SA	14,148	443,684
Telefonica SA	1,914,972	9,886,591
		12,798,162
Sweden — 2.6%
Electrolux AB, Class B†	138,448	846,026
H & M Hennes & Mauritz AB, Class B	46,596	629,975
Peab AB, Class B	84,357	635,096
Skanska AB, Class B	31,077	724,127
SSAB AB, Class A	161,315	932,700
Tele2 AB, Class B	134,225	2,074,545
Telefonaktiebolaget LM Ericsson, Class B	655,478	4,776,852
Telia Co. AB	101,896	360,254
		10,979,575
Security Description	Shares or Principal Amount	Value

Switzerland — 5.5%
Adecco Group AG	48,743	$ 1,544,654
Nestle SA	5,240	458,681
Novartis AG	26,065	3,022,545
Roche Holding AG	54,905	17,378,979
Swiss Life Holding AG	211	219,715
Zurich Insurance Group AG	1,426	977,177
		23,601,751
United Kingdom — 17.6%
Aberdeen Group PLC	491,714	1,302,660
British American Tobacco PLC	377,395	20,135,628
BT Group PLC	364,291	996,360
Centrica PLC	1,474,506	3,205,266
Currys PLC†	573,993	855,831
Evraz PLC†(1)	204,785	0
GSK PLC	242,779	4,546,477
Imperial Brands PLC	151,021	5,891,631
Johnson Matthey PLC	8,767	204,702
Kingfisher PLC	813,892	2,907,513
M&G PLC	839,836	2,901,482
NatWest Group PLC	1,326,870	9,234,782
Pearson PLC	13,811	195,619
Persimmon PLC	122,506	1,852,467
Taylor Wimpey PLC	354,560	478,785
Tesco PLC	37,246	209,250
Vodafone Group PLC	18,809,677	20,374,585
		75,293,038
TOTAL INVESTMENTS (cost $387,875,098)(2)	99.1%	424,623,440
Other assets less liabilities	0.9	3,843,852
NET ASSETS	100.0%	$428,467,292
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $4,248,488 representing 1.0% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Industry Allocation*
Telecommunications	11.8%
Pharmaceuticals	10.8
Insurance	7.7
Chemicals	6.7
Food	6.4
Agriculture	6.1
Transportation	6.0
Auto Manufacturers	3.6
Iron/Steel	3.6
Mining	3.4
Retail	3.2
Auto Parts & Equipment	2.9
Electric	2.6

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Industry Allocation*(continued)
Commercial Services	2.4%
Banks	2.3
Oil & Gas	2.2
Real Estate	2.2
Computers	2.0
Building Materials	1.8
Office/Business Equipment	1.7
Gas	1.0
Engineering & Construction	0.9
Home Builders	0.8
Electrical Components & Equipment	0.7
Home Furnishings	0.7
Electronics	0.6
Diversified Financial Services	0.6
Healthcare-Services	0.5
Biotechnology	0.4
Machinery-Diversified	0.3
Toys/Games/Hobbies	0.3
Holding Companies-Diversified	0.3
Packaging & Containers	0.3
Software	0.2
Hand/Machine Tools	0.2
Internet	0.2
Miscellaneous Manufacturing	0.2
Cosmetics/Personal Care	0.2
Private Equity	0.2
Beverages	0.2
Leisure Time	0.2
REITS	0.1
Apparel	0.1
Distribution/Wholesale	0.1
Metal Fabricate/Hardware	0.1
Advertising	0.1
Forest Products & Paper	0.1
Healthcare-Products	0.1
99.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$75,293,038	$—	$0	$75,293,038
Other Countries	349,330,402	—	—	349,330,402
Total Investments at Value	$424,623,440	$—	$0	$424,623,440
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 95.9%
Advertising — 0.8%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$2,035,000	$ 1,969,432
Airlines — 1.3%
Air Canada
3.88%, 08/15/2026*	1,085,000	1,073,357
American Airlines, Inc.
8.50%, 05/15/2029*	1,620,000	1,693,103
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	717,710
		3,484,170
Auto Manufacturers — 0.1%
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	248,000	253,639
Banks — 0.4%
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	910,000	927,772
Building Materials — 0.5%
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,335,528
Chemicals — 1.7%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,630,000	1,364,932
Methanex Corp.
5.13%, 10/15/2027	765,000	761,159
5.25%, 12/15/2029	66,000	65,372
Methanex US Operations, Inc.
6.25%, 03/15/2032*	635,000	629,440
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,311,000	1,290,588
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
7.63%, 05/03/2029*(1)	686,785	388,034
		4,499,525
Coal — 0.2%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	505,000	511,410
Commercial Services — 6.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	655,000	627,103
8.25%, 01/15/2030*	270,000	277,839
8.38%, 06/15/2032*	398,000	410,580
Block, Inc.
6.50%, 05/15/2032	1,000,000	1,026,188
Boost Newco Borrower LLC
7.50%, 01/15/2031*	346,000	365,829
Champions Financing, Inc.
8.75%, 02/15/2029*	1,360,000	1,259,243
Deluxe Corp.
8.00%, 06/01/2029*	1,810,000	1,736,576
8.13%, 09/15/2029*	15,000	15,442
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	362,000	377,932
8.63%, 05/15/2032*	1,351,000	1,437,971
Herc Holdings, Inc.
7.00%, 06/15/2030*	423,000	437,185
7.25%, 06/15/2033*	875,000	906,075
Hertz Corp.
4.63%, 12/01/2026*	947,000	856,553
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
12.63%, 07/15/2029*	$ 405,000	$ 423,116
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	1,637,000	1,502,200
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	1,286,000	1,285,908
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	1,022,000	1,055,721
Veritiv Operating Co.
10.50%, 11/30/2030*	1,205,000	1,306,072
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,583,000	1,553,966
WEX, Inc.
6.50%, 03/15/2033*	1,037,000	1,050,303
		17,911,802
Computers — 0.8%
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	1,005,000	1,054,730
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/2029*	1,025,000	979,506
		2,034,236
Cosmetics/Personal Care — 1.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,390,000	1,314,568
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	1,680,000	1,697,583
		3,012,151
Diversified Financial Services — 7.1%
Air Lease Corp.
4.65%, 06/15/2026(2)	802,000	792,230
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	1,340,000	1,330,726
Ally Financial, Inc.
6.65%, 01/17/2040	150,000	148,896
6.70%, 02/14/2033	1,861,000	1,932,590
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	674,000	723,046
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	912,000	909,508
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	1,790,000	1,561,180
Credit Acceptance Corp.
6.63%, 03/15/2030*	15,000	15,190
9.25%, 12/15/2028*	1,200,000	1,269,101
EZCORP, Inc.
7.38%, 04/01/2032*	786,000	818,588
Focus Financial Partners LLC
6.75%, 09/15/2031*	1,300,000	1,328,488
goeasy, Ltd.
6.88%, 05/15/2030*	790,000	791,522
7.63%, 07/01/2029*	650,000	669,336
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	626,000	621,095
6.75%, 05/01/2033*	333,000	340,786
7.13%, 04/30/2031*	1,090,000	1,125,780
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	943,000	988,081
Planet Financial Group LLC
10.50%, 12/15/2029*	1,279,000	1,305,083
Rfna LP
7.88%, 02/15/2030*	708,000	719,142

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	$1,275,000	$ 1,326,579
		18,716,947
Electric — 4.3%
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	1,295,000	1,308,098
Calpine Corp.
3.75%, 03/01/2031*	732,000	688,196
5.00%, 02/01/2031*	995,000	983,477
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,021,000	906,963
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,331,921
5.25%, 06/15/2029*	1,054,000	1,042,294
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,645,000	1,594,801
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,577,000	1,568,551
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	1,825,000	1,861,142
		11,285,443
Electrical Components & Equipment — 0.8%
EnerSys
4.38%, 12/15/2027*	1,000,000	982,290
6.63%, 01/15/2032*	159,000	163,397
WESCO Distribution, Inc.
6.38%, 03/15/2033*	962,000	984,857
		2,130,544
Electronics — 1.0%
Imola Merger Corp.
4.75%, 05/15/2029*	1,340,000	1,300,108
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,451,520
		2,751,628
Entertainment — 2.8%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,420,000	1,472,566
Flutter Treasury DAC
5.88%, 06/04/2031*	1,295,000	1,303,540
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	1,525,000	1,542,418
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,545,000	1,503,829
Voyager Parent LLC
9.25%, 07/01/2032*	1,460,000	1,544,452
		7,366,805
Food — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	902,625
5.88%, 02/15/2028*	847,000	846,332
6.25%, 03/15/2033*	555,000	565,698
C&S Group Enterprises LLC
5.00%, 12/15/2028*	1,459,000	1,304,741
Security Description	Shares or Principal Amount	Value

Food (continued)
Performance Food Group, Inc.
4.25%, 08/01/2029*	$ 480,000	$ 461,489
5.50%, 10/15/2027*	835,000	833,716
		4,914,601
Forest Products & Paper — 0.4%
Magnera Corp.
4.75%, 11/15/2029*	1,185,000	1,047,348
Gas — 0.5%
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	180,000	194,390
7.75%, 05/01/2035*	1,035,000	1,134,843
		1,329,233
Healthcare-Products — 1.2%
Insulet Corp.
6.50%, 04/01/2033*	890,000	914,852
Medline Borrower LP
3.88%, 04/01/2029*	1,391,000	1,326,562
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	375,000	382,366
Sotera Health Holdings LLC
7.38%, 06/01/2031*	633,000	654,821
		3,278,601
Healthcare-Services — 2.2%
Concentra Health Services, Inc.
6.88%, 07/15/2032*	1,248,000	1,282,308
DaVita, Inc.
6.75%, 07/15/2033*	1,225,000	1,263,330
LifePoint Health, Inc.
9.88%, 08/15/2030*	520,000	560,449
Molina Healthcare, Inc.
3.88%, 11/15/2030*	1,120,000	1,011,330
6.25%, 01/15/2033*	660,000	651,162
Select Medical Corp.
6.25%, 12/01/2032*	1,045,000	1,042,297
		5,810,876
Home Builders — 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 08/01/2033*	1,315,000	1,312,189
Mattamy Group Corp.
4.63%, 03/01/2030*	242,000	232,165
5.25%, 12/15/2027*	958,000	951,116
		2,495,470
Insurance — 2.8%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	1,304,000	1,320,299
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	1,295,000	1,313,809
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	1,007,000	1,039,692
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	1,210,000	1,252,934
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	1,135,000	1,197,480

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	$1,250,000	$ 1,292,622
		7,416,836
Internet — 2.2%
Cogent Communications Group LLC
7.00%, 06/15/2027*	740,000	740,708
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	633,000	634,425
Gen Digital, Inc.
6.25%, 04/01/2033*	295,000	300,746
6.75%, 09/30/2027*	437,000	444,180
7.13%, 09/30/2030*	275,000	284,202
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,389,000	1,359,530
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,110,000	1,073,462
Match Group Holdings II LLC
3.63%, 10/01/2031*	289,000	258,594
4.13%, 08/01/2030*	842,000	785,267
		5,881,114
Investment Companies — 0.1%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	309,000	303,107
8.00%, 06/15/2027*	75,000	77,679
		380,786
Iron/Steel — 2.8%
ATI, Inc.
4.88%, 10/01/2029	734,000	717,664
5.13%, 10/01/2031	600,000	582,439
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	290,000	290,212
6.25%, 10/01/2040	238,000	191,608
7.00%, 03/15/2032*	1,255,000	1,224,390
7.38%, 05/01/2033*	350,000	340,747
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,114,298
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,031,028
8.50%, 05/01/2030*	371,000	379,770
9.25%, 10/01/2028*	1,341,000	1,401,549
		7,273,705
Leisure Time — 2.9%
Carnival Corp.
5.75%, 03/01/2027*	166,000	167,656
5.75%, 08/01/2032*	1,410,000	1,419,546
6.00%, 05/01/2029*	1,133,000	1,143,047
6.13%, 02/15/2033*	405,000	412,185
NCL Corp., Ltd.
6.75%, 02/01/2032*	1,165,000	1,196,595
7.75%, 02/15/2029*	1,304,000	1,383,329
Royal Caribbean Cruises, Ltd.
5.50%, 04/01/2028*	319,000	322,585
6.00%, 02/01/2033*	1,605,000	1,631,488
		7,676,431
Security Description	Shares or Principal Amount	Value

Lodging — 2.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	$1,842,000	$ 1,693,632
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	1,032,000	984,085
5.75%, 07/21/2028*	304,000	297,644
Station Casinos LLC
6.63%, 03/15/2032*	1,534,000	1,564,249
Travel & Leisure Co.
4.50%, 12/01/2029*	52,000	49,930
6.00%, 04/01/2027	859,000	865,561
		5,455,101
Media — 6.0%
Belo Corp.
7.25%, 09/15/2027	422,000	434,927
7.75%, 06/01/2027	984,000	1,017,721
Cable One, Inc.
4.00%, 11/15/2030*	1,568,000	1,207,421
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	1,390,000	1,197,697
5.00%, 02/01/2028*	1,161,000	1,139,267
5.38%, 06/01/2029*	873,000	857,444
CSC Holdings LLC
4.13%, 12/01/2030*	695,000	467,207
4.50%, 11/15/2031*	206,000	137,231
5.50%, 04/15/2027*	205,000	198,423
5.75%, 01/15/2030*	986,000	486,135
11.75%, 01/31/2029*	340,000	318,032
Paramount Global
6.25%, 02/28/2057	794,000	765,217
6.38%, 03/30/2062	830,000	817,548
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	478,000	421,703
4.00%, 07/15/2028*	2,031,000	1,933,080
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,670,000	1,574,142
Univision Communications, Inc.
7.38%, 06/30/2030*	424,000	421,672
8.50%, 07/31/2031*	1,005,000	1,020,648
9.38%, 08/01/2032*	565,000	586,245
Virgin Media Finance PLC
5.00%, 07/15/2030*	815,000	734,668
		15,736,428
Mining — 1.4%
Capstone Copper Corp.
6.75%, 03/31/2033*	893,000	910,099
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,250,000	2,108,027
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	754,193
		3,772,319
Oil & Gas — 6.2%
Atlas Sand Co. LLC
5.00%, 01/31/2026(3)(4)	197,913	192,965
Baytex Energy Corp.
7.38%, 03/15/2032*	1,239,000	1,198,192
Civitas Resources, Inc.
8.63%, 11/01/2030*	735,000	749,873
9.63%, 06/15/2033*	570,000	586,290
Comstock Resources, Inc.
5.88%, 01/15/2030*	498,000	470,104

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
6.75%, 03/01/2029*	$ 558,000	$ 551,694
Crescent Energy Finance LLC
7.38%, 01/15/2033*	585,000	559,654
7.63%, 04/01/2032*	662,000	646,912
8.38%, 01/15/2034*	380,000	376,107
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	308,000	302,544
6.00%, 02/01/2031*	1,165,000	1,122,212
6.25%, 04/15/2032*	270,000	259,195
7.25%, 02/15/2035*	640,000	623,723
Nabors Industries, Inc.
7.38%, 05/15/2027*	871,000	879,060
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	2,001,000	2,003,505
Sunoco LP
7.25%, 05/01/2032*	865,000	906,516
Talos Production, Inc.
9.38%, 02/01/2031*	1,167,000	1,190,006
Valaris, Ltd.
8.38%, 04/30/2030*	1,222,000	1,262,192
Vital Energy, Inc.
7.88%, 04/15/2032*	1,535,000	1,347,287
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	1,065,000	1,059,718
		16,287,749
Oil & Gas Services — 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	280,984
6.63%, 09/01/2032*	830,000	842,306
6.88%, 04/01/2027*	257,000	257,140
Kodiak Gas Services LLC
7.25%, 02/15/2029*	1,255,000	1,285,297
Weatherford International, Ltd.
8.63%, 04/30/2030*	998,000	1,025,257
		3,690,984
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	1,446,000	1,363,391
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	240,000	245,834
8.75%, 04/15/2030*	1,287,000	1,313,484
Crown Americas LLC
5.25%, 04/01/2030	770,000	778,401
5.88%, 06/01/2033*	520,000	520,966
Iris Holding, Inc.
10.00%, 12/15/2028*	1,310,000	1,217,687
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	73,000	72,616
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,205,405
		6,717,784
Pharmaceuticals — 2.7%
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,605,000	1,337,556
12.25%, 04/15/2029*	1,445,000	1,565,949
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	1,565,000	1,353,906
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	395,000	394,867
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
6.00%, 12/01/2032	$ 625,000	$ 636,502
7.88%, 09/15/2029	1,042,000	1,136,270
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	625,000	634,117
		7,059,167
Pipelines — 6.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	991,000	989,473
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	980,000	968,763
8.63%, 03/15/2029*	786,000	817,997
Excelerate Energy LP
8.00%, 05/15/2030*	1,220,000	1,277,159
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	450,000	465,391
8.00%, 05/15/2033	395,000	409,519
8.88%, 04/15/2030	1,177,000	1,245,956
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	2,002,074
7.50%, 05/15/2032*	650,000	675,632
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	655,000	677,218
8.88%, 07/15/2028*	594,000	619,358
ITT Holdings LLC
6.50%, 08/01/2029*	2,280,000	2,171,720
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	769,000	760,985
8.38%, 02/15/2032*	808,000	790,387
NuStar Logistics LP
6.38%, 10/01/2030	367,000	378,082
Venture Global LNG, Inc.
8.38%, 06/01/2031*	2,393,000	2,475,219
		16,724,933
Real Estate — 1.4%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,238,000	1,247,395
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	790,782
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,709,000	1,607,227
4.75%, 02/01/2030	78,000	71,870
		3,717,274
REITS — 3.4%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,900,000	1,804,653
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	1,685,000	1,720,714
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	929,000	982,034
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	995,000	976,619
4.75%, 06/15/2029*	425,000	412,597
Service Properties Trust
4.75%, 10/01/2026	369,000	362,089
5.50%, 12/15/2027	631,000	622,282
8.38%, 06/15/2029	590,000	611,354
8.88%, 06/15/2032	255,000	266,637

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	$1,025,000	$ 1,054,293
		8,813,272
Retail — 4.5%
Brinker International, Inc.
8.25%, 07/15/2030*	1,039,000	1,102,142
CEC Entertainment LLC
6.75%, 05/01/2026*	1,899,000	1,885,121
FirstCash, Inc.
4.63%, 09/01/2028*	1,240,000	1,212,348
5.63%, 01/01/2030*	32,000	31,669
6.88%, 03/01/2032*	68,000	69,707
Kohl's Corp.
5.13%, 05/01/2031	2,812,000	2,025,656
LBM Acquisition LLC
6.25%, 01/15/2029*	1,295,000	1,136,362
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,163,533
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,506,000	1,314,650
QXO Building Products, Inc.
6.75%, 04/30/2032*	741,000	763,063
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	956,000	1,008,691
		11,712,942
Semiconductors — 0.4%
Entegris, Inc.
5.95%, 06/15/2030*	1,030,000	1,039,227
Software — 2.3%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	1,365,000	1,418,536
Cloud Software Group, Inc.
6.50%, 03/31/2029*	1,267,000	1,279,524
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	1,350,000	1,276,205
Open Text Corp.
3.88%, 12/01/2029*	1,015,000	950,084
Rackspace Finance LLC
3.50%, 05/15/2028*	2,087,700	986,438
		5,910,787
Telecommunications — 6.4%
Altice Financing SA
5.00%, 01/15/2028*	2,423,000	1,941,936
5.75%, 08/15/2029*	1,518,000	1,162,608
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	838,000	852,592
7.00%, 09/15/2055	635,000	644,455
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	910,000	938,104
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	1,410,000	1,423,834
Iliad Holding SASU
7.00%, 04/15/2032*	1,225,000	1,257,326
8.50%, 04/15/2031*	1,254,000	1,345,142
Rogers Communications, Inc.
7.00%, 04/15/2055	504,000	515,275
7.13%, 04/15/2055	755,000	772,594
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Sable International Finance, Ltd.
7.13%, 10/15/2032*	$1,331,000	$ 1,331,051
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,135,000	700,862
Viasat, Inc.
7.50%, 05/30/2031*	1,258,000	1,095,350
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	1,444,000	1,504,222
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	1,470,000	1,328,359
		16,813,710
Transportation — 1.0%
Star Leasing Co. LLC
7.63%, 02/15/2030*	1,276,000	1,258,591
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	1,293,000	1,358,093
		2,616,684
Total Corporate Bonds & Notes (cost $252,218,570)		251,764,394
COMMON STOCKS — 0.3%
Oil Field Machinery & Equipment — 0.3%
Hi-Crush, Inc.(3)(5) (cost $494,782)	142	809,968
Total Long-Term Investment Securities (cost $252,713,352)		252,574,362
SHORT-TERM INVESTMENTS — 2.3%
Unaffiliated Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(6) (cost $6,035,541)	6,035,541	6,035,541
TOTAL INVESTMENTS (cost $258,748,893)(7)	98.5%	258,609,903
Other assets less liabilities	1.5	3,908,405
NET ASSETS	100.0%	$262,518,308
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $221,550,142 representing 84.4% of net assets.
(1)	Security currently paying interest/dividends in the form of additional securities.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Securities classified as Level 3 (see Note 2).

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	142	$494,782	$809,968	$5,704.00	0.3%
(6)	The rate shown is the 7-day yield as of July 31, 2025.
(7)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$16,094,784	$192,965	$16,287,749
Other Industries	—	235,476,645	—	235,476,645
Common Stocks	—	—	809,968	809,968
Short-Term Investments	6,035,541	—	—	6,035,541
Total Investments at Value	$6,035,541	$251,571,429	$1,002,933	$258,609,903
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Common Stocks
Balance as of January 31, 2025	$2,089,284	$812,666
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	197,934	—
Realized Loss	—	—
Change in unrealized appreciation(1)	(90,343)	(2,698)
Change in unrealized depreciation(1)	—	—
Net purchases	—	—
Net sales	(2,003,910)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of July 31, 2025	$192,965	$809,968
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at July 31, 2025 includes:
Corporate Bonds & Notes	Common Stocks
$6,135	$(2,698)

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at July 31, 2025.
See Notes to Financial Statements

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Australia — 7.3%
ANZ Group Holdings, Ltd.	217,229	$ 4,288,580
Mirvac Group	1,644,202	2,377,454
Qantas Airways, Ltd.	764,099	5,337,694
QBE Insurance Group, Ltd.	494,411	7,371,411
Telstra Group, Ltd.	1,359,248	4,341,398
		23,716,537
Canada — 1.7%
Cenovus Energy, Inc.	357,214	5,437,098
France — 14.4%
Alstom SA†	248,894	5,862,538
AXA SA	181,377	8,834,220
BNP Paribas SA	110,582	10,103,261
Cie de Saint-Gobain SA	46,736	5,349,510
Sanofi SA	81,348	7,319,056
Thales SA	14,467	3,892,995
Veolia Environnement SA	158,762	5,381,020
		46,742,600
Germany — 10.1%
Bayer AG	102,237	3,191,001
Deutsche Post AG	70,008	3,151,783
Deutsche Telekom AG	166,324	5,975,183
E.ON SE	306,249	5,576,132
LANXESS AG	84,321	2,328,695
Muenchener Rueckversicherungs-Gesellschaft AG	10,734	7,050,890
Siemens AG	22,245	5,709,308
		32,982,992
Ireland — 4.8%
AIB Group PLC	718,621	5,699,625
Cairn Homes PLC	1,298,161	3,229,584
CRH PLC	70,410	6,687,622
		15,616,831
Japan — 19.0%
Asahi Group Holdings, Ltd.	268,700	3,419,332
Asics Corp.	186,300	4,407,947
Hoya Corp.	41,100	5,227,440
ITOCHU Corp.	68,900	3,624,560
KDDI Corp.	183,700	3,027,761
MatsukiyoCocokara & Co.	187,100	3,849,942
Minebea Mitsumi, Inc.	158,200	2,514,625
Mitsubishi Corp.	314,700	6,235,568
Mitsubishi UFJ Financial Group, Inc.	738,800	10,339,771
Pan Pacific International Holdings Corp.	53,500	1,798,352
Resona Holdings, Inc.	384,700	3,543,424
Sony Group Corp.	157,000	3,833,382
Sumitomo Mitsui Financial Group, Inc.	261,700	6,690,010
Yamazaki Baking Co., Ltd.	159,700	3,440,751
		61,952,865
Jersey — 1.2%
Glencore PLC	999,770	4,023,755
Netherlands — 9.2%
Airbus SE	20,813	4,181,264
Argenx SE†	4,497	3,050,445
ASR Nederland NV	93,244	6,210,088
ING Groep NV	496,280	11,604,603
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Stellantis NV	169,161	$ 1,498,620
STMicroelectronics NV	132,185	3,387,324
		29,932,344
South Africa — 0.1%
Valterra Platinum, Ltd.†	5,537	247,160
Spain — 2.0%
CaixaBank SA	680,048	6,402,581
Switzerland — 2.6%
ABB, Ltd.	54,387	3,583,616
Partners Group Holding AG	3,488	4,730,110
		8,313,726
United Kingdom — 24.7%
Angl0d American PLC	47,665	1,352,140
Ashtead Group PLC	31,646	2,122,263
AstraZeneca PLC	28,382	4,244,539
Barclays PLC	2,055,463	10,079,112
Coca-Cola Europacific Partners PLC	59,989	5,814,134
Compass Group PLC	73,443	2,584,850
HSBC Holdings PLC	890,457	10,851,961
Imperial Brands PLC	118,790	4,634,235
JD Sports Fashion PLC	1,480,077	1,670,455
Prudential PLC	323,688	4,120,038
Segro PLC	345,398	2,953,114
Shell PLC	455,603	16,311,870
Tesco PLC	925,792	5,201,140
Unilever PLC	99,303	5,802,216
Vodafone Group PLC	2,505,801	2,714,276
		80,456,343
United States — 1.1%
Ferguson Enterprises, Inc.	16,054	3,589,450
Total Long-Term Investment Securities (cost $242,855,699)		319,414,282
SHORT-TERM INVESTMENTS — 1.5%
U.S. Government — 0.1%
United States Treasury Bills
4.05%, 10/02/2025	$ 200,000	198,536
4.06%, 10/02/2025	100,000	99,268
4.15%, 12/04/2025	100,000	98,545
		396,349
U.S. Government Agency — 1.4%
Federal Home Loan Bank Disc. Notes 4.18%, 08/01/2025	4,391,000	4,390,483
Total Short-Term Investments (cost $4,787,466)		4,786,832
TOTAL INVESTMENTS (cost $247,643,165)(1)	99.7%	324,201,114
Other assets less liabilities	0.3	942,479
NET ASSETS	100.0%	$325,143,593
^	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	232,215	10/15/2025	$ 2,887	$ —
	EUR	3,069,700	USD	3,520,811	09/17/2025	7,454	—
	GBP	2,449,200	USD	3,304,175	09/17/2025	68,253	—
	USD	2,414,050	CHF	1,959,400	09/17/2025	11,295	—
	USD	2,014,239	JPY	290,951,400	08/20/2025	—	(81,442)
						89,889	(81,442)
Barclays Bank PLC	GBP	1,862,100	USD	2,514,158	09/17/2025	53,921	—
	NOK	652,500	USD	64,351	09/17/2025	1,221	—
	USD	1,545,762	CHF	1,249,900	09/17/2025	1,364	—
	USD	142,143	EUR	122,900	09/17/2025	—	(1,481)
	USD	1,460,195	ILS	4,856,400	10/15/2025	—	(29,490)
	USD	573,527	SEK	5,471,100	09/17/2025	—	(13,053)
						56,506	(44,024)
Citibank, N.A.	CAD	890,500	USD	653,143	10/15/2025	8,113	—
	GBP	2,140,300	USD	2,889,807	09/17/2025	62,008	—
	JPY	161,801,700	USD	1,106,272	08/20/2025	31,420	—
	NOK	3,245,800	USD	320,109	09/17/2025	6,074	—
	USD	772,516	CHF	627,000	09/17/2025	3,584	—
	USD	730,806	CNH	5,228,700	08/20/2025	—	(4,751)
	USD	1,635,475	DKK	10,635,100	09/17/2025	—	(4,027)
						111,199	(8,778)
Goldman Sachs International	EUR	4,085,200	USD	4,738,303	09/17/2025	62,679	—
	GBP	1,928,800	USD	2,603,070	09/17/2025	54,708	—
	KRW	1,216,319,900	USD	900,978	08/20/2025	28,517	—
	USD	1,155,639	CAD	1,575,600	10/15/2025	—	(14,360)
	USD	907,937	CHF	736,800	09/17/2025	4,074	—
	USD	778,873	ILS	2,590,600	10/15/2025	—	(15,677)
	USD	1,235,551	JPY	180,994,300	08/20/2025	—	(33,201)
	USD	1,825,477	KRW	2,468,775,300	08/20/2025	—	(54,635)
	USD	4,404,921	SGD	5,717,500	08/20/2025	3,975	—
						153,953	(117,873)
HSBC Bank PLC	CAD	153,100	USD	112,395	10/15/2025	1,498	—
	GBP	1,202,400	USD	1,623,571	09/17/2025	34,940	—
	USD	872,700	AUD	1,329,200	10/15/2025	—	(17,343)
	USD	2,679,054	CHF	2,168,500	09/17/2025	5,115	—
	USD	1,077,537	CNH	7,699,800	08/20/2025	—	(8,346)
	USD	1,640,643	EUR	1,416,600	09/17/2025	—	(19,305)
	USD	650,675	HKD	5,082,300	08/20/2025	—	(2,232)
	USD	7,837,704	JPY	1,128,007,700	08/20/2025	—	(344,320)
						41,553	(391,546)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	658,542	10/15/2025	8,732	—
	GBP	2,590,100	USD	3,500,821	09/17/2025	78,739	—
	KRW	1,256,013,600	USD	891,738	08/20/2025	—	(9,195)
	USD	7,003,891	CHF	5,684,700	09/17/2025	32,629	—
	USD	859,860	JPY	125,958,500	08/20/2025	—	(23,115)
	USD	533,683	NZD	890,000	10/15/2025	—	(8,034)
	USD	512,346	SGD	665,100	08/20/2025	529	—
						120,629	(40,344)
Morgan Stanley & Co. International PLC	AUD	1,106,200	USD	728,360	10/15/2025	16,506	—
	CAD	931,500	USD	683,210	10/15/2025	8,482	—
	CHF	197,900	USD	247,848	09/17/2025	2,888	—
	EUR	14,153,300	USD	16,374,646	09/17/2025	175,801	—
	GBP	3,590,000	USD	4,824,035	09/17/2025	80,869	—
	JPY	186,263,000	USD	1,302,242	08/20/2025	64,892	—
	NOK	3,143,300	USD	310,021	09/17/2025	5,903	—
	USD	2,038,327	CHF	1,652,400	09/17/2025	7,014	—
	USD	620,850	CZK	13,534,700	09/17/2025	8,294	—
	USD	5,556,701	EUR	4,777,600	09/17/2025	—	(88,606)

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	206,881	JPY	29,986,800	08/20/2025	$ —	$ (7,678)
	USD	2,985,366	NOK	30,323,300	09/17/2025	—	(51,551)
						370,649	(147,835)
State Street Bank & Trust Co.	AUD	1,038,300	USD	681,697	10/15/2025	13,538	—
	CAD	591,300	USD	434,067	10/15/2025	5,762	—
	USD	3,977,640	CHF	3,228,400	09/17/2025	18,473	—
	USD	7,805,384	EUR	6,739,700	09/17/2025	—	(91,610)
	USD	2,745,032	HKD	21,250,300	08/20/2025	—	(33,735)
	USD	1,054,043	ILS	3,531,300	10/15/2025	—	(13,715)
	USD	371,110	SEK	3,540,600	09/17/2025	—	(8,402)
						37,773	(147,462)
Toronto Dominion Bank	CAD	2,174,400	USD	1,596,200	10/15/2025	21,183	—
	USD	2,814,985	HKD	21,794,300	08/20/2025	—	(34,279)
	USD	6,365,124	SEK	60,718,000	09/17/2025	—	(145,010)
						21,183	(179,289)
UBS AG	AUD	694,000	USD	455,646	10/15/2025	9,049	—
	CAD	830,900	USD	609,958	10/15/2025	8,099	—
	CHF	3,752,700	USD	4,716,652	09/17/2025	71,560	—
	EUR	1,429,800	USD	1,640,089	09/17/2025	3,643	—
	GBP	2,409,900	USD	3,247,963	09/17/2025	63,964	—
	JPY	172,789,900	USD	1,206,795	08/20/2025	58,947	—
	USD	1,803,502	CHF	1,465,600	09/17/2025	10,617	—
	USD	453,988	HKD	3,516,000	08/20/2025	—	(5,386)
						225,879	(5,386)
Westpac Banking Corp.	CAD	1,623,200	USD	1,191,598	10/15/2025	15,840	—
	CHF	1,607,200	USD	1,992,406	09/17/2025	3,014	—
	EUR	5,785,200	USD	6,627,011	09/17/2025	5,689	—
	USD	78,587	AUD	119,700	10/15/2025	—	(1,558)
	USD	5,803,805	CHF	4,710,600	09/17/2025	26,975	—
	USD	3,185,642	GBP	2,355,100	09/17/2025	—	(74,046)
	USD	537,997	SEK	5,133,300	09/17/2025	—	(12,128)
						51,518	(87,732)
Unrealized Appreciation (Depreciation)						$1,280,731	$(1,251,711)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
Industry Allocation*
Banks	24.5%
Insurance	10.4
Oil & Gas	6.7
Telecommunications	4.8
Pharmaceuticals	4.6
Building Materials	3.7
Miscellaneous Manufacturing	3.5
Electronics	3.5
Retail	3.3
Distribution/Wholesale	3.0
Beverages	2.8
Food	2.7
Aerospace/Defense	2.5
Cosmetics/Personal Care	1.8
Mining	1.7

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Industry Allocation*(continued)
Electric	1.7%
Water	1.7
Airlines	1.7
REITS	1.6
Short-Term Investments	1.5
Private Equity	1.5
Agriculture	1.4
Apparel	1.3
Home Furnishings	1.2
Semiconductors	1.0
Home Builders	1.0
Transportation	1.0
Biotechnology	0.9
Food Service	0.8
Chemicals	0.7
Commercial Services	0.7
Auto Manufacturers	0.5
99.7%

^	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$319,414,282	$—	$—	$319,414,282
Short-Term Investments	—	4,786,832	—	4,786,832
Total Investments at Value	$319,414,282	$4,786,832	$—	$324,201,114
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,280,731	$—	$1,280,731
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,251,711	$—	$1,251,711
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 51.9%
Australia — 0.3%
ANZ Group Holdings, Ltd.	3,779	$ 74,606
Aristocrat Leisure, Ltd.	1,075	48,387
Atlassian Corp., Class A†	156	29,918
BHP Group, Ltd.	4,433	111,818
Brambles, Ltd.	2,773	42,609
Commonwealth Bank of Australia	1,320	150,921
CSL, Ltd.	617	107,416
Evolution Mining, Ltd.	2,135	9,755
Macquarie Group, Ltd.	579	80,886
National Australia Bank, Ltd.	3,150	78,767
Northern Star Resources, Ltd.	1,225	12,258
Rio Tinto, Ltd.	347	24,909
Telstra Group, Ltd.	21,849	69,785
Wesfarmers, Ltd.	1,765	97,264
Westpac Banking Corp.	3,556	77,288
Woodside Energy Group, Ltd.	2,558	43,711
Woolworths Group, Ltd.	1,774	35,923
		1,096,221
Austria — 0.3%
Erste Group Bank AG	14,313	1,315,703
OMV AG	637	32,480
		1,348,183
Belgium — 0.0%
Anheuser-Busch InBev SA NV	1,386	81,299
KBC Group NV	392	41,049
		122,348
Bermuda — 0.0%
Axis Capital Holdings, Ltd.	276	25,900
Brazil — 0.2%
NU Holdings, Ltd., Class A†	60,851	743,599
Canada — 1.1%
Agnico Eagle Mines, Ltd.	1,066	132,334
Alamos Gold, Inc., Class A	1,287	31,274
B2Gold Corp.	7,142	24,020
Bank of Montreal	871	96,139
Bank of Nova Scotia	947	52,688
Brookfield Asset Management, Ltd., Class A	677	41,746
Brookfield Corp.	1,452	97,258
Cameco Corp.	668	50,153
Canadian National Railway Co.	551	51,449
Canadian Natural Resources, Ltd.	2,865	90,689
Canadian Pacific Kansas City, Ltd.	1,263	92,884
Celestica, Inc.†	325	64,974
Cenovus Energy, Inc.	1,299	19,772
Constellation Software, Inc.	62	213,898
Dollarama, Inc.	842	115,082
Enbridge, Inc.	4,754	215,296
Fairfax Financial Holdings, Ltd.	20	35,375
Franco-Nevada Corp.	555	88,409
Great-West Lifeco, Inc.	824	30,942
Hydro One, Ltd.*	3,272	115,710
Keyera Corp.	1,533	48,127
Kinross Gold Corp.	2,589	41,425
Loblaw Cos., Ltd.	773	125,004
Manulife Financial Corp.	5,211	161,227
Metro, Inc.	857	65,531
National Bank of Canada	461	47,953
Royal Bank of Canada	2,400	307,950
Shopify, Inc., Class A†	1,712	209,268
Security Description	Shares or Principal Amount	Value

Canada (continued)
Stantec, Inc.	331	$ 36,182
Sun Life Financial, Inc.	630	38,411
Suncor Energy, Inc.	1,357	53,522
TC Energy Corp.	1,194	57,011
TFI International, Inc.	237	20,611
Toronto-Dominion Bank	17,959	1,308,041
Waste Connections, Inc. (NYSE)	1,179	220,084
Waste Connections, Inc. (TSX)	457	85,338
		4,485,777
China — 1.0%
Bilibili, Inc. ADR†	1,160	26,471
Contemporary Amperex Technology Co., Ltd., Class A	28,900	1,063,204
Tencent Holdings, Ltd.	24,500	1,716,561
Tencent Music Entertainment Group ADR	59,390	1,246,596
Xiaomi Corp., Class B*†	8,600	58,228
		4,111,060
Curacao — 0.0%
Schlumberger NV	1,339	45,258
Denmark — 0.3%
Danske Bank A/S	978	38,951
DSV A/S	363	81,277
Novo Nordisk A/S, Class B	4,566	219,548
Novonesis (Novozymes), Class B	785	51,103
Orsted A/S*†	340	16,026
Vestas Wind Systems A/S	36,864	676,326
		1,083,231
Finland — 0.1%
Kesko Oyj, Class B	1,810	39,411
Konecranes OYJ	344	28,775
Neste Oyj	597	9,426
Nokia Oyj	10,093	41,327
Nordea Bank Abp (NASDAQ Helsinki)	676	9,875
Nordea Bank Abp (NASDAQ Stockholm)	2,480	36,227
Orion Oyj, Class B	1,780	142,803
UPM-Kymmene Oyj	1,695	44,006
		351,850
France — 1.6%
Air Liquide SA	1,129	222,638
AXA SA	4,136	201,450
BNP Paribas SA	2,084	190,403
Bureau Veritas SA	1,765	54,464
Cie de Saint-Gobain SA	1,768	202,369
Danone SA	739	60,620
Eiffage SA	263	35,311
Engie SA	2,410	53,961
EssilorLuxottica SA	613	182,304
Gaztransport Et Technigaz SA	546	102,811
Hermes International S.C.A.	33	81,006
Kering SA	65	16,060
Legrand SA	10,855	1,609,784
L'Oreal SA	353	156,847
LVMH Moet Hennessy Louis Vuitton SE	358	192,978
Nexans SA	228	32,915
Pernod Ricard SA	357	36,813
Rexel SA	410	12,437
Safran SA	526	173,778
Sanofi SA	11,634	1,046,736
Schneider Electric SE	6,484	1,688,944
Societe Generale SA	1,322	84,425

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
TotalEnergies SE	3,624	$ 215,140
Vinci SA	1,232	170,964
		6,825,158
Germany — 1.9%
adidas AG	152	29,150
Allianz SE	691	273,791
BASF SE	781	38,468
Bayer AG	552	17,229
Commerzbank AG	1,222	44,681
Daimler Truck Holding AG	1,491	72,877
Delivery Hero SE*†	371	11,131
Deutsche Bank AG	2,657	87,887
Deutsche Boerse AG	213	61,766
Deutsche Telekom AG	8,486	304,859
E.ON SE	7,216	131,388
Hannover Rueck SE	127	38,610
Heidelberg Materials AG	294	67,941
Henkel AG & Co. KGaA (Preference Shares)	491	37,867
HOCHTIEF AG	380	83,132
Infineon Technologies AG	32,450	1,282,601
Mercedes-Benz Group AG	823	47,054
Muenchener Rueckversicherungs-Gesellschaft AG	283	185,895
Rheinmetall AG	7	13,864
RWE AG	1,312	53,766
SAP SE	10,173	2,911,643
Sartorius AG (Preference Shares)	54	11,558
Siemens AG	7,409	1,901,563
Siemens Energy AG†	738	85,905
Vonovia SE	631	19,644
		7,814,270
Greece — 0.0%
Eurobank Ergasias Services & Holdings SA	5,065	18,716
Hong Kong — 0.1%
AIA Group, Ltd.	19,800	185,136
CK Asset Holdings, Ltd.	10,500	48,220
Futu Holdings, Ltd. ADR	220	33,810
Galaxy Entertainment Group, Ltd.	4,000	19,567
Hong Kong & China Gas Co., Ltd.	20,735	18,516
Hong Kong Exchanges & Clearing, Ltd.	2,100	114,229
Techtronic Industries Co., Ltd.	3,000	36,038
		455,516
India — 0.3%
HDFC Bank, Ltd. ADR	18,535	1,422,932
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,585,300	797,226
Ireland — 0.5%
Accenture PLC, Class A	824	220,090
Allegion PLC	404	67,032
Aon PLC, Class A	348	123,787
CRH PLC	1,392	132,866
Eaton Corp. PLC	837	322,011
Flutter Entertainment PLC†	193	58,879
James Hardie Industries PLC CDI†	1,045	27,742
Linde PLC	828	381,095
Medtronic PLC	2,436	219,825
nVent Electric PLC	382	29,956
Pentair PLC	399	40,778
TE Connectivity PLC	750	154,312
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Trane Technologies PLC	522	$ 228,678
Willis Towers Watson PLC	165	52,109
		2,059,160
Italy — 0.3%
Enel SpA	6,211	54,811
Eni SpA	5,076	86,370
Generali	1,989	74,269
Intesa Sanpaolo SpA	37,583	227,101
Italgas SpA	16,027	132,511
Mediobanca Banca di Credito Finanziario SpA	1,311	28,935
Poste Italiane SpA*	1,683	36,425
Prysmian SpA	589	47,307
Recordati Industria Chimica e Farmaceutica SpA	532	30,599
Terna - Rete Elettrica Nazionale	11,874	114,530
UniCredit SpA	3,636	268,176
		1,101,034
Japan — 3.9%
Advantest Corp.	1,500	102,951
Ajinomoto Co., Inc.	1,900	50,461
Asics Corp.	1,600	37,857
Astellas Pharma, Inc.	3,900	40,823
Capcom Co., Ltd.	1,100	28,273
Chugai Pharmaceutical Co., Ltd.	900	43,926
Dai-ichi Life Holdings, Inc.	4,800	38,308
Daiichi Sankyo Co., Ltd.	1,200	29,602
Daikin Industries, Ltd.	400	49,403
Ebara Corp.	2,800	51,989
Eisai Co., Ltd.	400	11,334
FANUC Corp.	1,600	45,316
Fast Retailing Co., Ltd.	3,800	1,168,727
Fujikura, Ltd.	1,600	110,080
Fujitsu, Ltd.	1,400	30,683
Furukawa Electric Co., Ltd.	600	36,585
Hitachi, Ltd.	11,500	358,193
Honda Motor Co., Ltd.	4,700	48,901
Hoya Corp.	10,700	1,360,915
Inpex Corp.	4,400	62,659
ITOCHU Corp.	21,200	1,115,249
Japan Elevator Service Holdings Co., Ltd.	1,600	43,130
Kao Corp.	1,200	54,191
KDDI Corp.	8,200	135,153
Keyence Corp.	2,900	1,061,539
Kirin Holdings Co., Ltd.	5,600	74,233
Komatsu, Ltd.	3,700	119,367
Lasertec Corp.	100	10,292
MEITEC Group Holdings, Inc.	1,100	23,072
Mitsubishi Corp.	6,000	118,886
Mitsubishi Estate Co., Ltd.	1,100	20,687
Mitsubishi UFJ Financial Group, Inc.	128,000	1,791,406
Mitsui & Co., Ltd.	5,300	108,952
Mitsui Fudosan Co., Ltd.	4,600	41,440
Mitsui Mining & Smelting Co., Ltd.	700	29,940
Mitsui OSK Lines, Ltd.	1,300	43,836
Mizuho Financial Group, Inc.	7,700	228,855
MS&AD Insurance Group Holdings, Inc.	58,000	1,247,692
Murata Manufacturing Co., Ltd.	2,600	39,095
NEC Corp.	1,000	29,171
NIDEC Corp.	2,000	38,634
Nintendo Co., Ltd.	2,000	168,302
Nippon Building Fund, Inc.	80	73,581
Niterra Co., Ltd.	500	17,321

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Holdings, Inc.	9,100	$ 60,647
NTT, Inc.	16,100	16,303
Obayashi Corp.	2,600	38,422
Olympus Corp.	2,500	30,032
Oriental Land Co., Ltd.	1,600	33,050
Recruit Holdings Co., Ltd.	22,500	1,350,597
Resona Holdings, Inc.	2,700	24,869
Sanrio Co., Ltd.	700	28,887
Sanwa Holdings Corp.	900	24,696
SBI Holdings, Inc.	600	22,528
SCSK Corp.	600	18,756
Sekisui Chemical Co., Ltd.	3,300	57,608
Seven & i Holdings Co., Ltd.	3,600	47,674
Shimano, Inc.	4,200	461,638
Shin-Etsu Chemical Co., Ltd.	2,200	64,118
Shiseido Co., Ltd.	600	9,770
SoftBank Group Corp.	12,800	1,002,440
Sony Group Corp.	66,300	1,618,810
Sumitomo Corp.	5,100	130,544
Sumitomo Electric Industries, Ltd.	1,000	24,920
Sumitomo Forestry Co., Ltd.	2,400	24,549
Sumitomo Mitsui Financial Group, Inc.	7,100	181,502
Suzuki Motor Corp.	3,600	39,784
Sysmex Corp.	1,200	19,711
T&D Holdings, Inc.	1,500	36,973
Taisei Corp.	700	42,084
Takeda Pharmaceutical Co., Ltd.	2,100	58,488
Tokio Marine Holdings, Inc.	1,200	48,732
Tokyo Electron, Ltd.	700	126,863
Toray Industries, Inc.	5,100	35,105
Toyota Motor Corp.	13,300	237,821
Yokogawa Electric Corp.	2,900	77,481
		16,336,412
Jersey — 0.0%
Aptiv PLC†	316	21,690
Experian PLC	1,031	54,518
		76,208
Luxembourg — 0.0%
Spotify Technology SA†	317	198,613
Netherlands — 1.1%
ABN AMRO Bank NV CVA*	1,341	38,810
Adyen NV*†	18	31,030
Airbus SE	514	103,261
Argenx SE†	67	45,448
ASM International NV	40	19,514
ASML Holding NV	2,964	2,073,820
ASR Nederland NV	591	39,361
Euronext NV*	232	37,490
Ferrari NV	393	172,804
Heineken NV	13,288	1,047,244
ING Groep NV	5,565	130,127
Koninklijke Ahold Delhaize NV	4,664	184,160
Koninklijke KPN NV	33,480	149,773
Koninklijke Philips NV	1,677	44,209
NN Group NV	608	41,048
NXP Semiconductors NV	431	92,135
Prosus NV	3,143	180,200
Stellantis NV	3,791	33,585
		4,464,019
Security Description	Shares or Principal Amount	Value

New Zealand — 0.0%
Meridian Energy, Ltd.	7,682	$ 25,795
Norway — 0.3%
DNB Bank ASA	35,321	896,118
Equinor ASA	1,551	40,160
Kongsberg Gruppen ASA (OSEAX)	3,785	113,400
Kongsberg Gruppen ASA (Xetra)	700	20,762
		1,070,440
Puerto Rico — 0.0%
Popular, Inc.	160	18,333
Singapore — 0.2%
CapitaLand Integrated Commercial Trust	36,100	61,168
DBS Group Holdings, Ltd.	5,880	216,968
Oversea-Chinese Banking Corp., Ltd.	6,500	84,454
Sea, Ltd. ADR†	853	133,622
Singapore Telecommunications, Ltd.	32,600	97,418
United Overseas Bank, Ltd.	1,900	52,958
Yangzijiang Shipbuilding Holdings, Ltd.	32,900	64,868
		711,456
South Africa — 0.0%
Gold Fields, Ltd. ADR	1,088	26,504
Valterra Platinum, Ltd.†	265	11,829
		38,333
South Korea — 0.0%
HD Hyundai Electric Co., Ltd.	254	91,761
Korea Shipbuilding & Offshore Engineering Co., Ltd.	53	13,720
		105,481
Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	626	43,149
Aena SME SA*	1,552	41,790
Amadeus IT Group SA	500	40,182
Banco Bilbao Vizcaya Argentaria SA	5,296	88,481
Banco Santander SA	28,062	241,336
Bankinter SA	81,603	1,164,066
CaixaBank SA	5,954	56,056
Cellnex Telecom SA*	527	18,644
Endesa SA	1,377	39,836
Iberdrola SA	70,160	1,229,422
Industria de Diseno Textil SA	2,322	111,056
Redeia Corp. SA	2,842	54,974
Repsol SA	2,800	42,434
		3,171,426
Sweden — 0.3%
Assa Abloy AB, Class B	1,816	60,068
Atlas Copco AB, Class A	6,044	92,241
Essity AB, Class B	1,266	31,232
Evolution AB*	219	19,517
Lifco AB, Class B	2,008	71,711
Saab AB, Class B	739	40,290
Svenska Handelsbanken AB, Class A	83,562	1,021,771
Telefonaktiebolaget LM Ericsson, Class B	4,820	35,126
Volvo AB, Class B	2,985	85,745
		1,457,701
Switzerland — 2.0%
ABB, Ltd.	4,905	323,196
Amrize, Ltd.†	1,017	51,410
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	109	1,607,658

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Chubb, Ltd.	1,915	$ 509,467
Cie Financiere Richemont SA, Class A	7,990	1,312,239
Garmin, Ltd.	310	67,816
Givaudan SA	12	50,393
Holcim AG	1,017	81,360
Lonza Group AG	1,642	1,156,324
Nestle SA	3,381	295,955
Novartis AG	2,988	346,494
Roche Holding AG	6,034	1,909,931
Sandoz Group AG	999	57,474
Sika AG	146	34,619
Sulzer AG	304	58,835
Swiss Re AG	244	43,933
Swissquote Group Holding SA	26	17,429
UBS Group AG	5,462	204,695
Zurich Insurance Group AG	352	241,210
		8,370,438
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,829	3,824,603
United Kingdom — 3.7%
Angl0d American PLC	2,284	64,791
ARM Holdings PLC ADR†	3,354	474,172
Ashtead Group PLC	693	46,474
AstraZeneca PLC	10,197	1,524,965
BAE Systems PLC	2,789	66,447
Barclays PLC	29,029	142,346
BP PLC	26,689	142,661
Bunzl PLC	26,196	779,788
Compass Group PLC	1,169	41,143
Diageo PLC	2,546	62,305
GSK PLC	6,519	122,080
Haleon PLC	287,383	1,364,419
HSBC Holdings PLC (OTC US)	27,850	339,407
HSBC Holdings PLC (SEHK)	2,800	34,296
IMI PLC	640	18,781
InterContinental Hotels Group PLC	336	38,889
Lloyds Banking Group PLC	1,353,027	1,390,189
London Stock Exchange Group PLC	635	77,655
National Grid PLC	8,545	119,620
NatWest Group PLC	7,691	53,528
Next PLC	169	27,475
Prudential PLC	2,645	33,667
Reckitt Benckiser Group PLC	18,855	1,412,376
RELX PLC	27,177	1,412,682
Rio Tinto PLC	2,415	143,633
Rolls-Royce Holdings PLC	10,826	153,268
Sage Group PLC	60,360	972,516
Shell PLC (LSE)	9,691	346,965
Shell PLC (XAMS)	51,407	1,847,674
Standard Chartered PLC	5,560	99,899
Unilever PLC	33,204	1,932,946
Vodafone Group PLC	64,217	69,560
		15,356,617
United States — 30.5%
3M Co.	975	145,489
Abbott Laboratories	2,790	352,070
AbbVie, Inc.	3,907	738,501
Acuity, Inc.	97	30,201
Adobe, Inc.†	1,099	393,101
Advanced Micro Devices, Inc.†	6,512	1,148,131
Security Description	Shares or Principal Amount	Value

United States (continued)
Aflac, Inc.	815	$ 80,978
Agilent Technologies, Inc.	489	56,142
Agree Realty Corp.	746	53,488
Air Products & Chemicals, Inc.	192	55,273
Airbnb, Inc., Class A†	272	36,016
Align Technology, Inc.†	66	8,515
Allstate Corp.	229	46,544
Alnylam Pharmaceuticals, Inc.†	142	55,698
Alphabet, Inc., Class A	18,328	3,517,143
Alphabet, Inc., Class C	10,738	2,070,931
Amazon.com, Inc.†	21,343	4,996,610
American Express Co.	3,177	950,908
American Tower Corp.	424	88,357
Ameriprise Financial, Inc.	235	121,775
Amgen, Inc.	742	218,964
Amphenol Corp., Class A	1,427	151,990
Analog Devices, Inc.	801	179,929
Apollo Global Management, Inc.	427	62,052
Apple, Inc.	28,466	5,908,688
Applied Materials, Inc.	1,276	229,757
AppLovin Corp., Class A†	271	105,880
Archer-Daniels-Midland Co.	693	37,547
Arista Networks, Inc.†	7,744	954,216
Armstrong World Industries, Inc.	333	62,661
Assurant, Inc.	157	29,406
AT&T, Inc.	11,991	328,673
ATI, Inc.†	884	68,015
Atmos Energy Corp.	473	73,750
Autodesk, Inc.†	395	119,728
Automatic Data Processing, Inc.	714	220,983
AutoNation, Inc.†	81	15,604
AutoZone, Inc.†	44	165,809
Axon Enterprise, Inc.†	124	93,681
Baker Hughes Co.	1,264	56,943
Bank of America Corp.	10,323	487,968
Bank of New York Mellon Corp.	1,956	198,436
Baxter International, Inc.	538	11,707
Becton Dickinson & Co.	278	49,553
Berkshire Hathaway, Inc., Class B†	3,805	1,795,503
Biogen, Inc.†	92	11,776
Blackrock, Inc.	664	734,391
Blackstone, Inc.	1,087	188,008
Block, Inc.†	1,047	80,891
Booking Holdings, Inc.	360	1,981,462
Boston Scientific Corp.†	8,109	850,796
Bristol-Myers Squibb Co.	15,643	677,498
Broadcom, Inc.	10,595	3,111,751
Cadence Design Systems, Inc.†	1,049	382,434
Capital One Financial Corp.	1,319	283,585
Cardinal Health, Inc.	825	128,056
CareTrust REIT, Inc.	816	25,949
Cargurus, Inc.†	463	15,196
Carpenter Technology Corp.	100	24,939
Carrier Global Corp.	4,685	321,485
Carvana Co.†	58	22,630
Caterpillar, Inc.	787	344,722
CBRE Group, Inc., Class A†	1,111	173,027
CDW Corp.	239	41,677
Cencora, Inc.	489	139,893
Centene Corp.†	647	16,867
CenterPoint Energy, Inc.	1,249	48,486
Charles Schwab Corp.	2,548	249,016
Charter Communications, Inc., Class A†	107	28,822

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Cheniere Energy, Inc.	373	$ 87,983
Chevron Corp.	3,068	465,232
Chipotle Mexican Grill, Inc.†	2,049	87,861
Cigna Group	455	121,658
Cintas Corp.	2,214	492,726
Cisco Systems, Inc.	7,290	496,303
Citigroup, Inc.	3,083	288,877
Clorox Co.	148	18,583
Cloudflare, Inc., Class A†	572	118,793
CME Group, Inc.	245	68,179
Coca-Cola Co.	14,612	992,009
Cognizant Technology Solutions Corp., Class A	382	27,412
Coherent Corp.†	162	17,431
Coinbase Global, Inc., Class A†	384	145,060
Colgate-Palmolive Co.	5,481	459,582
Comcast Corp., Class A	3,634	120,758
Conagra Brands, Inc.	1,358	24,797
ConocoPhillips	5,301	505,397
Consolidated Edison, Inc.	1,041	107,743
Constellation Energy Corp.	559	194,443
Copart, Inc.†	551	24,977
Corning, Inc.	2,154	136,219
Corteva, Inc.	1,473	106,247
CoStar Group, Inc.†	558	53,116
Costco Wholesale Corp.	1,001	940,580
Coterra Energy, Inc.	19,579	477,532
Crowdstrike Holdings, Inc., Class A†	458	208,193
Crown Castle, Inc.	331	34,785
CSX Corp.	2,058	73,141
Cummins, Inc.	174	63,966
Curtiss-Wright Corp.	56	27,452
CVS Health Corp.	794	49,307
D.R. Horton, Inc.	782	111,701
Danaher Corp.	976	192,428
Datadog, Inc., Class A†	654	91,547
Deere & Co.	1,081	566,844
Dell Technologies, Inc., Class C	229	30,386
Dexcom, Inc.†	459	37,073
Digital Realty Trust, Inc.	690	121,744
DocuSign, Inc.†	322	24,356
Dollar General Corp.	153	16,050
Dollar Tree, Inc.†	182	20,666
Dominion Energy, Inc.	727	42,493
DoorDash, Inc., Class A†	147	36,787
Dow, Inc.	1,124	26,178
Duke Energy Corp.	935	113,733
DuPont de Nemours, Inc.	662	47,598
eBay, Inc.	582	53,398
Ecolab, Inc.	1,564	409,393
Edison International	682	35,546
Edwards Lifesciences Corp.†	905	71,776
Electronic Arts, Inc.	214	32,633
Elevance Health, Inc.	327	92,567
Eli Lilly & Co.	2,104	1,557,107
EMCOR Group, Inc.	84	52,709
Emerson Electric Co.	3,059	445,115
EOG Resources, Inc.	1,915	229,838
Equinix, Inc.	181	142,116
Equity LifeStyle Properties, Inc.	1,166	69,867
ESCO Technologies, Inc.	143	27,699
Estee Lauder Cos., Inc., Class A	3,011	281,047
Eversource Energy	824	54,466
Security Description	Shares or Principal Amount	Value

United States (continued)
Exelixis, Inc.†	1,237	$ 44,804
Exelon Corp.	2,394	107,586
Exxon Mobil Corp.	6,138	685,246
Fair Isaac Corp.†	161	231,312
Fastenal Co.	8,140	375,498
FedEx Corp.	377	84,256
Ferguson Enterprises, Inc. (LSE)	280	62,604
Ferguson Enterprises, Inc. (NYSE)	167	37,296
Fidelity National Information Services, Inc.	504	40,023
Fifth Third Bancorp	624	25,940
First Citizens BancShares, Inc., Class A	10	19,948
First Horizon Corp.	790	17,230
First Solar, Inc.†	1,695	296,167
Fiserv, Inc.†	931	129,353
Ford Motor Co.	4,275	47,324
Fortinet, Inc.†	6,105	609,889
Freeport-McMoRan, Inc.	7,279	292,907
Frontdoor, Inc.†	279	16,321
Gartner, Inc.†	884	299,367
GE HealthCare Technologies, Inc.	404	28,813
GE Vernova, Inc.	1,894	1,250,589
Gen Digital, Inc.	1,304	38,455
General Dynamics Corp.	316	98,469
General Electric Co.	4,995	1,354,045
General Mills, Inc.	647	31,690
General Motors Co.	1,527	81,450
Gilead Sciences, Inc.	1,561	175,285
Global Payments, Inc.	363	29,022
Globe Life, Inc.	218	30,622
Goldman Sachs Group, Inc.	494	357,453
Hartford Insurance Group, Inc.	552	68,663
HCA Healthcare, Inc.	926	327,795
HEICO Corp.	304	99,347
Hess Midstream LP	1,296	56,415
Hewlett Packard Enterprise Co.	590	12,207
Hilton Worldwide Holdings, Inc.	280	75,062
Hims & Hers Health, Inc.†	381	25,215
Home Depot, Inc.	2,324	854,093
Honeywell International, Inc.	531	118,068
Howmet Aerospace, Inc.	5,262	945,950
HP, Inc.	1,581	39,209
HubSpot, Inc.†	74	38,454
Humana, Inc.	132	32,983
Huntington Bancshares, Inc.	1,834	30,133
IDEXX Laboratories, Inc.†	679	362,796
Illinois Tool Works, Inc.	766	196,073
Illumina, Inc.†	201	20,645
Incyte Corp.†	281	21,044
Intel Corp.	5,843	115,691
Intercontinental Exchange, Inc.	1,034	191,114
International Business Machines Corp.	2,513	636,166
International Flavors & Fragrances, Inc.	240	17,047
International Paper Co.	1,496	69,923
Intuit, Inc.	1,107	869,139
Intuitive Surgical, Inc.†	1,080	519,577
IQVIA Holdings, Inc.†	205	38,101
Jabil, Inc.	280	62,488
Johnson & Johnson	3,361	553,691
JPMorgan Chase & Co.	8,462	2,506,783
Keurig Dr Pepper, Inc.	1,690	55,178
KeyCorp	1,271	22,776
Keysight Technologies, Inc.†	226	37,044
Kimberly-Clark Corp.	745	92,842

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Kimco Realty Corp.	3,086	$ 65,516
Kinder Morgan, Inc.	3,613	101,381
KKR & Co., Inc.	262	38,404
KLA Corp.	524	460,612
Kroger Co.	1,795	125,829
Lam Research Corp.	4,230	401,173
Las Vegas Sands Corp.	537	28,139
Leidos Holdings, Inc.	933	148,953
Lennar Corp., Class A	503	56,427
Liberty Media Corp.-Liberty Formula One, Class C†	14,683	1,473,439
Live Nation Entertainment, Inc.†	1,978	292,151
Loews Corp.	1,178	106,656
Lowe's Cos., Inc.	686	153,369
Lululemon Athletica, Inc.†	88	17,647
M&T Bank Corp.	201	37,929
Marathon Petroleum Corp.	321	54,631
Markel Group, Inc.†	46	92,381
Marsh & McLennan Cos., Inc.	742	147,806
Marvell Technology, Inc.	1,473	118,385
MasTec, Inc.†	168	31,787
Mastercard, Inc., Class A	2,002	1,134,073
McDonald's Corp.	976	292,868
McKesson Corp.	335	232,336
MercadoLibre, Inc.†	612	1,452,821
Merck & Co., Inc.	3,132	244,672
Meta Platforms, Inc., Class A	5,456	4,219,889
MetLife, Inc.	592	44,962
Mettler-Toledo International, Inc.†	11	13,570
Microchip Technology, Inc.	597	40,351
Micron Technology, Inc.	1,596	174,187
Microsoft Corp.	16,804	8,964,934
MicroStrategy, Inc., Class A†	194	77,961
Mondelez International, Inc., Class A	2,313	149,628
MongoDB, Inc.†	56	13,322
Monolithic Power Systems, Inc.	42	29,872
Monster Beverage Corp.†	5,305	311,669
Moody's Corp.	1,248	643,631
Morgan Stanley	5,645	804,187
Motorola Solutions, Inc.	778	341,526
MSCI, Inc.	143	80,274
Netflix, Inc.†	1,597	1,851,562
Newmont Corp.	1,043	64,770
NextEra Energy, Inc.	9,557	679,120
NIKE, Inc., Class B	1,431	106,881
NiSource, Inc.	1,721	73,056
Norfolk Southern Corp.	181	50,318
NRG Energy, Inc.	329	55,009
Nucor Corp.	485	69,389
Nutanix, Inc., Class A†	1,131	85,017
NVIDIA Corp.	55,339	9,843,148
NVR, Inc.†	4	30,198
Occidental Petroleum Corp.	459	20,168
Okta, Inc.†	642	62,788
Old Dominion Freight Line, Inc.	257	38,357
Omega Healthcare Investors, Inc.	1,907	74,182
Oracle Corp.	4,721	1,198,048
O'Reilly Automotive, Inc.†	5,870	577,138
Otis Worldwide Corp.	1,471	126,050
Packaging Corp. of America	144	27,900
Palantir Technologies, Inc., Class A†	3,284	520,021
Palo Alto Networks, Inc.†	1,213	210,577
Parker-Hannifin Corp.	844	617,724
Security Description	Shares or Principal Amount	Value

United States (continued)
Paychex, Inc.	389	$ 56,144
Paycom Software, Inc.	57	13,198
PayPal Holdings, Inc.†	1,372	94,339
PepsiCo, Inc.	2,028	279,702
Pfizer, Inc.	7,451	173,534
Phillips 66	424	52,398
Pinterest, Inc., Class A†	1,483	57,244
PNC Financial Services Group, Inc.	731	139,087
Primerica, Inc.	87	23,110
Procter & Gamble Co.	8,144	1,225,428
Progressive Corp.	918	222,193
Prologis, Inc.	1,480	158,034
Prudential Financial, Inc.	153	15,848
Public Storage	165	44,870
PulteGroup, Inc.	296	33,424
Pure Storage, Inc., Class A†	414	24,641
QUALCOMM, Inc.	1,639	240,540
Quanta Services, Inc.	191	77,571
Quest Diagnostics, Inc.	640	107,142
Rambus, Inc.†	282	20,848
Regeneron Pharmaceuticals, Inc.	71	38,728
Regions Financial Corp.	1,320	33,436
Republic Services, Inc.	768	177,139
ResMed, Inc.	414	112,583
Rivian Automotive, Inc., Class A†	1,129	14,530
Robinhood Markets, Inc., Class A†	1,113	114,695
ROBLOX Corp., Class A†	328	45,195
Rockwell Automation, Inc.	166	58,384
Rollins, Inc.	1,575	90,200
Roper Technologies, Inc.	165	90,816
Ross Stores, Inc.	286	39,050
Royal Caribbean Cruises, Ltd.	494	157,028
RPM International, Inc.	286	33,579
RTX Corp.	5,732	903,191
S&P Global, Inc.	1,213	668,484
Sabra Health Care REIT, Inc.	2,672	48,176
Salesforce, Inc.	2,369	611,984
SBA Communications Corp.	170	38,202
Sempra	1,235	100,875
ServiceNow, Inc.†	314	296,140
SharkNinja, Inc.†	257	29,838
Sherwin-Williams Co.	1,410	466,541
Shift4 Payments, Inc., Class A†	138	14,214
Simon Property Group, Inc.	936	153,307
Snap, Inc., Class A†	1,471	13,872
Snowflake, Inc.†	2,314	517,179
Solventum Corp.†	125	8,920
Southern Co.	2,085	196,991
SS&C Technologies Holdings, Inc.	619	52,912
Starbucks Corp.	1,507	134,364
State Street Corp.	388	43,359
Steel Dynamics, Inc.	1,952	248,997
Stifel Financial Corp.	155	17,689
Stryker Corp.	1,580	620,513
Synchrony Financial	366	25,499
Synopsys, Inc.†	246	155,834
Sysco Corp.	546	43,462
Take-Two Interactive Software, Inc.†	201	44,769
Tapestry, Inc.	3,099	334,785
Target Corp.	346	34,773
Tesla, Inc.†	3,825	1,179,133
Texas Instruments, Inc.	4,107	743,613
Texas Pacific Land Corp.	14	13,554

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Texas Roadhouse, Inc.	1,243	$ 230,117
Thermo Fisher Scientific, Inc.	1,120	523,802
TJX Cos., Inc.	4,331	539,339
T-Mobile US, Inc.	2,166	516,396
Toast, Inc., Class A†	870	42,491
Trade Desk, Inc., Class A†	1,244	108,178
Tradeweb Markets, Inc., Class A	166	22,999
TransDigm Group, Inc.	232	373,163
Truist Financial Corp.	2,363	103,287
Twilio, Inc., Class A†	170	21,930
Uber Technologies, Inc.†	7,013	615,391
Union Pacific Corp.	945	209,762
United Parcel Service, Inc., Class B	518	44,631
United Rentals, Inc.	133	117,431
UnitedHealth Group, Inc.	2,062	514,593
US Bancorp	8,547	384,273
Valero Energy Corp.	375	51,491
Veeva Systems, Inc., Class A†	1,322	375,712
Ventas, Inc.	3,902	262,136
Veralto Corp.	475	49,794
VeriSign, Inc.	1,241	333,668
Verisk Analytics, Inc.	178	49,610
Verizon Communications, Inc.	7,214	308,471
Vertex Pharmaceuticals, Inc.†	379	173,154
Vertiv Holdings Co., Class A	2,506	364,874
Visa, Inc., Class A	5,687	1,964,688
Vistra Corp.	484	100,933
Vulcan Materials Co.	195	53,561
Walmart, Inc.	9,363	917,387
Walt Disney Co.	5,321	633,784
Warner Bros. Discovery, Inc.†	3,470	45,700
Waste Management, Inc.	973	222,973
WEC Energy Group, Inc.	814	88,791
Wells Fargo & Co.	5,160	416,051
Welltower, Inc.	1,938	319,906
West Pharmaceutical Services, Inc.	106	25,362
Weyerhaeuser Co.	1,481	37,099
Williams Cos., Inc.	2,944	176,493
Workday, Inc., Class A†	169	38,765
WW Grainger, Inc.	41	42,621
Yum! Brands, Inc.	287	41,371
Zebra Technologies Corp., Class A†	76	25,766
Zimmer Biomet Holdings, Inc.	363	33,269
Zoetis, Inc.	638	93,014
Zscaler, Inc.†	342	97,662
		127,677,036
Total Common Stocks (cost $164,165,854)		216,810,350
CORPORATE BONDS & NOTES — 42.2%
Bermuda — 0.4%
Aircastle, Ltd.
6.50%, 07/18/2028*	$ 1,647,000	1,720,720
Canada — 0.5%
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	374,000	348,685
Rogers Communications, Inc.
4.55%, 03/15/2052	1,100,000	892,284
5.30%, 02/15/2034	1,000,000	1,000,963
		2,241,932
Security Description	Shares or Principal Amount	Value

France — 0.1%
BPCE SA
5.39%, 05/28/2031*	$ 406,000	$ 413,492
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	815,978
Ireland — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/2032	2,318,000	2,097,080
5.38%, 12/15/2031	599,000	610,701
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	903,000	909,847
5.38%, 05/30/2030*	239,000	243,171
5.75%, 11/15/2029*	856,000	881,195
Flutter Treasury DAC
5.88%, 06/04/2031*	892,000	897,883
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	887,525
		6,527,402
Italy — 0.4%
Eni SpA
5.75%, 05/19/2035*	362,000	369,410
Intesa Sanpaolo SpA
6.63%, 06/20/2033*	1,000,000	1,085,261
		1,454,671
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.
5.16%, 04/24/2031	237,000	241,977
Mexico — 0.1%
Trust Fibra Uno
7.70%, 01/23/2032*	466,000	492,202
Netherlands — 0.5%
Bacardi-Martini BV
6.00%, 02/01/2035*	648,000	664,982
ING Groep NV
5.07%, 03/25/2031	1,040,000	1,055,189
Siemens Funding BV
4.60%, 05/28/2030*	300,000	302,852
5.90%, 05/28/2065*	200,000	208,527
		2,231,550
Panama — 0.2%
Carnival Corp.
4.00%, 08/01/2028*	1,000,000	971,250
Singapore — 0.6%
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	910,000	904,522
5.30%, 05/19/2053	1,875,000	1,750,793
		2,655,315
Sweden — 0.2%
EQT AB
5.85%, 05/08/2035*	792,000	803,186
Switzerland — 0.7%
UBS Group AG
3.09%, 05/14/2032*	2,974,000	2,702,061
United Kingdom — 1.0%
Barclays PLC
2.67%, 03/10/2032	1,000,000	889,479
5.34%, 09/10/2035	954,000	949,228

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
BP Capital Markets PLC
6.13%, 03/18/2035(1)	$ 444,000	$ 445,292
Lloyds Banking Group PLC
5.68%, 01/05/2035	1,800,000	1,847,952
		4,131,951
United States — 35.6%
AbbVie, Inc.
4.25%, 11/21/2049	1,100,000	897,242
5.05%, 03/15/2034	880,000	891,108
5.40%, 03/15/2054	903,000	870,144
AES Corp.
2.45%, 01/15/2031	1,179,000	1,042,196
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/2036	165,000	162,041
Ally Financial, Inc.
5.55%, 07/31/2033	680,000	680,943
American Express Co.
4.92%, 07/20/2033	653,000	655,104
American International Group, Inc.
5.45%, 05/07/2035	906,000	925,648
American Tower Corp.
2.10%, 06/15/2030	696,000	617,679
5.40%, 01/31/2035	664,000	675,453
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	973,627
3.55%, 09/15/2055	1,950,000	1,307,404
Baltimore Gas & Electric Co.
5.40%, 06/01/2053	2,000,000	1,910,172
Bank of America Corp.
1.90%, 07/23/2031	914,000	803,075
2.88%, 10/22/2030	2,582,000	2,418,020
4.38%, 01/27/2027(1)	914,000	892,055
5.29%, 04/25/2034	2,683,000	2,733,252
Bank of New York Mellon Corp.
5.19%, 03/14/2035	1,311,000	1,327,876
Beacon Funding Trust
6.27%, 08/15/2054*	1,833,000	1,813,663
Becton Dickinson & Co.
4.67%, 06/06/2047	510,000	437,963
Belrose Funding Trust II
6.79%, 05/15/2055*	581,000	594,442
BMW US Capital LLC
5.40%, 03/21/2035*	898,000	911,990
Boeing Co.
3.25%, 02/01/2035	540,000	456,537
3.63%, 02/01/2031	479,000	451,875
3.75%, 02/01/2050	630,000	445,542
BP Capital Markets America, Inc.
2.94%, 06/04/2051	700,000	434,313
Broadcom, Inc.
3.14%, 11/15/2035*	782,000	656,390
Capital One Financial Corp.
2.36%, 07/29/2032	288,000	245,247
7.96%, 11/02/2034	353,000	411,255
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	3,388,000	2,187,083
3.90%, 06/01/2052	699,000	463,420
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	672,879
Security Description	Shares or Principal Amount	Value

United States (continued)
Citibank NA
4.91%, 05/29/2030	$ 697,000	$ 707,934
Citibank, N.A.
5.57%, 04/30/2034	2,500,000	2,599,218
Citigroup, Inc.
6.88%, 08/15/2030(1)	415,000	418,527
Comcast Corp.
2.89%, 11/01/2051	4,300,000	2,583,415
Commonwealth Edison Co.
5.95%, 06/01/2055	262,000	271,528
Coterra Energy, Inc.
5.40%, 02/15/2035	1,403,000	1,382,905
Cousins Properties LP
5.25%, 07/15/2030	496,000	503,899
CVS Health Corp.
3.75%, 04/01/2030	660,000	632,222
5.05%, 03/25/2048	730,000	628,118
5.25%, 02/21/2033	103,000	103,285
5.63%, 02/21/2053	692,000	635,805
Daimler Truck Finance North America LLC
5.63%, 01/13/2035*	883,000	899,217
Deere & Co.
3.90%, 06/09/2042	530,000	449,140
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	337,000	343,839
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	1,037,172
5.55%, 04/01/2035	500,000	503,177
Digital Realty Trust LP
3.60%, 07/01/2029	913,000	880,541
Discover Financial Services
6.70%, 11/29/2032	824,000	900,610
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	218,808
Edison International
5.45%, 06/15/2029	239,000	237,479
Eli Lilly & Co.
4.60%, 08/14/2034	1,350,000	1,330,518
4.88%, 02/27/2053	675,000	610,483
Entergy Arkansas LLC
5.45%, 06/01/2034	817,000	842,564
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	1,029,156
3.90%, 04/15/2032	508,000	479,037
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	977,179
Expand Energy Corp.
5.70%, 01/15/2035	458,000	463,805
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,183,802
Florida Power & Light Co.
5.30%, 06/15/2034	2,000,000	2,053,261
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	432,455
5.75%, 03/15/2035	826,000	841,040
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,220,000	1,144,772
4.00%, 11/13/2030	486,000	446,086
Foundry JV Holdco LLC
5.90%, 01/25/2033*	264,000	271,293
General Electric Co.
4.30%, 07/29/2030	362,000	360,273
4.90%, 01/29/2036	168,000	167,433

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
General Motors Financial Co., Inc.
2.70%, 06/10/2031	$ 402,000	$ 352,555
5.45%, 09/06/2034	1,777,000	1,750,393
5.63%, 04/04/2032	17,000	17,267
5.75%, 02/08/2031	850,000	874,279
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	500,000	363,990
Hartford Insurance Group, Inc.
2.90%, 09/15/2051	2,350,000	1,475,672
HCA, Inc.
3.63%, 03/15/2032	1,500,000	1,380,525
4.63%, 03/15/2052	547,000	437,186
5.45%, 09/15/2034	885,000	888,584
Healthpeak OP LLC
5.38%, 02/15/2035	445,000	448,945
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	914,000	908,643
HF Sinclair Corp.
6.25%, 01/15/2035	507,000	515,859
High Street Funding Trust III
5.81%, 02/15/2055*	295,000	285,609
Highwoods Realty LP
7.65%, 02/01/2034	535,000	603,099
Host Hotels & Resorts LP
5.50%, 04/15/2035	185,000	182,551
5.70%, 07/01/2034	526,000	528,232
Howmet Aerospace, Inc.
4.85%, 10/15/2031	1,250,000	1,264,183
Ingersoll Rand, Inc.
5.45%, 06/15/2034	885,000	909,467
JPMorgan Chase & Co.
2.74%, 10/15/2030	2,000,000	1,863,034
2.96%, 01/25/2033	4,000,000	3,593,830
3.65%, 06/01/2026(1)	1,480,000	1,455,425
5.58%, 07/23/2036	136,000	137,762
Kellanova
5.25%, 03/01/2033	540,000	550,323
KeyCorp
2.55%, 10/01/2029	1,000,000	923,555
Keysight Technologies, Inc.
5.35%, 07/30/2030	729,000	749,710
Kilroy Realty LP
2.50%, 11/15/2032	900,000	725,860
Kimco Realty OP LLC
4.85%, 03/01/2035	246,000	240,442
6.40%, 03/01/2034	395,000	429,056
Lincoln Financial Global Funding
4.63%, 05/28/2028*	479,000	479,964
5.30%, 01/13/2030*	533,000	546,070
M&T Bank Corp.
5.05%, 01/27/2034	1,000,000	985,748
5.40%, 07/30/2035	544,000	544,827
Mars, Inc.
5.20%, 03/01/2035*	1,000,000	1,004,787
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,773,586
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	830,110
Molex Electronic Technologies LLC
5.25%, 04/30/2032*	267,000	267,852
Morgan Stanley
1.93%, 04/28/2032	4,160,000	3,566,021
Security Description	Shares or Principal Amount	Value

United States (continued)
5.19%, 04/17/2031	$ 794,000	$ 811,073
Netflix, Inc.
4.90%, 08/15/2034	440,000	444,724
New York Life Global Funding
4.15%, 07/25/2028*	1,840,000	1,834,648
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	338,000	352,562
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,286,361
Omnis Funding Trust
6.72%, 05/15/2055*	1,149,000	1,188,387
ONEOK, Inc.
4.35%, 03/15/2029	250,000	247,567
5.05%, 11/01/2034	1,654,000	1,607,725
Oracle Corp.
4.70%, 09/27/2034	824,000	791,702
5.50%, 08/03/2035	646,000	655,063
Ovintiv, Inc.
6.50%, 08/15/2034	272,000	284,669
6.50%, 02/01/2038	1,198,000	1,222,038
Owens Corning
5.95%, 06/15/2054	880,000	886,493
Pacific Life Global Funding II
4.88%, 07/17/2032*	1,539,000	1,540,804
Paramount Global
4.20%, 05/19/2032	1,000,000	916,853
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	515,341
2.82%, 07/15/2046	853,000	594,695
Phillips Edison Grocery Center Operating Partnership I LP
5.25%, 08/15/2032	550,000	553,190
5.75%, 07/15/2034	250,000	256,832
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	621,972
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	1,500,000	1,504,573
6.88%, 10/20/2034	960,000	1,072,356
Pricoa Global Funding I
5.35%, 05/28/2035*	581,000	588,139
Principal Life Global Funding II
4.95%, 11/27/2029*	313,000	316,877
Prologis LP
4.75%, 01/15/2031	243,000	245,038
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	624,830
5.20%, 03/14/2035	904,000	910,406
Regal Rexnord Corp.
6.40%, 04/15/2033	420,000	443,964
Regency Centers LP
5.10%, 01/15/2035	229,000	228,863
Republic Services, Inc.
5.00%, 12/15/2033	425,000	431,493
5.15%, 03/15/2035	175,000	177,586
RTX Corp.
1.90%, 09/01/2031	550,000	469,029
3.13%, 07/01/2050	675,000	444,443
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,450,242
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034*	317,000	312,917
Stellantis Finance US, Inc.
6.45%, 03/18/2035*	899,000	899,752

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Stryker Corp.
2.90%, 06/15/2050	$ 1,200,000	$ 779,641
Synchrony Financial
6.00%, 07/29/2036	225,000	225,677
Synopsys, Inc.
5.15%, 04/01/2035	382,000	383,356
Tapestry, Inc.
5.50%, 03/11/2035	897,000	901,119
T-Mobile USA, Inc.
3.88%, 04/15/2030	467,000	452,632
Tractor Supply Co.
1.75%, 11/01/2030	1,928,000	1,667,480
5.25%, 05/15/2033	135,000	137,076
Truist Financial Corp.
5.71%, 01/24/2035	2,000,000	2,069,433
Union Pacific Corp.
3.25%, 02/05/2050	845,000	577,201
UnitedHealth Group, Inc.
5.15%, 07/15/2034	928,000	930,675
5.88%, 02/15/2053	2,107,000	2,079,166
Unum Group
4.50%, 12/15/2049	665,000	525,555
6.00%, 06/15/2054	672,000	654,536
US Bancorp
4.84%, 02/01/2034	2,000,000	1,974,506
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,281,948
4.78%, 02/15/2035	250,000	242,322
Virginia Electric & Power Co.
5.15%, 03/15/2035	1,542,000	1,547,371
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,913,845
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	2,028,027
3.35%, 03/02/2033	1,269,000	1,161,682
3.90%, 03/15/2026(1)	903,000	894,575
4.90%, 07/25/2033	2,658,000	2,655,642
5.39%, 04/24/2034	478,000	489,069
Western Midstream Operating LP
4.75%, 08/15/2028	1,830,000	1,823,761
5.45%, 11/15/2034	543,000	532,377
Williams Cos., Inc.
5.10%, 09/15/2045	970,000	874,305
		148,926,819
Total Corporate Bonds & Notes (cost $178,522,627)		176,330,506
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.6%
United States — 0.6%
United States Treasury Bonds
4.75%, 05/15/2055 (cost $2,394,524)	2,474,400	2,420,272
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 08/15/2025; Strike Price: $4,760.00)	13	910
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Exchange - traded put option on the S&P 500 Index (Expiration Date: 08/15/2025; Strike Price: $5,025.00)	88	$ 9,460
Exchange - traded put option on the S&P 500 Index (Expiration Date: 08/15/2025; Strike Price: $5,050.00)	8	900
Exchange - traded put option on the S&P 500 Index (Expiration Date: 09/19/2025; Strike Price: $5,080.00)	92	69,460
Exchange - traded put option on the S&P 500 Index (Expiration Date: 09/19/2025; Strike Price: $5,090.00)	15	11,475
Exchange - traded put option on the S&P 500 Index (Expiration Date: 10/17/2025; Strike Price: $5,360.00)	130	308,100
Total Purchased Options (cost $1,124,947)		400,305
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(2) Expires 03/31/2040 (cost $0)	52	0
Total Long-Term Investment Securities (cost $346,207,952)		395,961,433
SHORT-TERM INVESTMENTS — 2.9%
Unaffiliated Investment Companies — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(3) (cost $12,141,391)	12,141,392	12,141,392
TOTAL INVESTMENTS (cost $358,349,343)(4)	97.7%	408,102,825
Other assets less liabilities	2.3	9,763,837
NET ASSETS	100.0%	$417,866,662
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $31,978,254 representing 7.7% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of July 31, 2025.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
NASDAQ Stockholm—Nasdaq Stockholm AB
NYSE—New York Stock Exchange
OSEAX—Oslo Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
TSX—Toronto Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
Xetra—Frankfurt Stock Exchange

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
55	Long	MSCI World Index	September 2025	$ 6,944,319	$ 7,234,700	$ 290,381
205	Long	S&P 500 E-Mini Index	September 2025	62,392,666	65,336,063	2,943,397
32	Long	SPI 200 Index	September 2025	4,390,632	4,474,375	83,743
100	Short	Euro STOXX 50 Index	September 2025	6,103,625	6,094,005	9,620
53	Short	Euro-Schatz	September 2025	6,484,813	6,474,766	10,047
105	Short	S&P 500 Consumer Staples Sector Index	September 2025	8,617,939	8,478,750	139,189
32	Short	U.S. Treasury 2 Year Notes	September 2025	6,635,891	6,623,500	12,391
51	Short	U.S. Treasury 5 Year Notes	September 2025	5,534,902	5,516,766	18,136
						$3,506,904
						Unrealized (Depreciation)
198	Long	Canada 10 Year Bonds	September 2025	$17,283,746	$17,222,113	$ (61,633)
62	Long	E-Mini S&P Select Sector Index - Health Care	September 2025	8,545,615	8,197,020	(348,595)
118	Long	U.S. Treasury Long Bonds	September 2025	13,512,069	13,474,125	(37,944)
162	Short	Bloomberg U.S. Corporate Investment Grade Index	September 2025	16,737,659	16,740,270	(2,611)
31	Short	FTSE 100 Index	September 2025	3,632,648	3,735,378	(102,730)
162	Short	MSCI Emerging Markets Index	September 2025	9,828,151	10,030,230	(202,079)
6	Short	TOPIX Index	September 2025	1,163,799	1,173,342	(9,543)
368	Short	U.S. Treasury 10 Year Notes	September 2025	40,621,554	40,871,000	(249,446)
100	Short	U.S. Treasury Ultra 10 Year Notes	September 2025	11,267,263	11,307,813	(40,550)
7	Short	U.S. Treasury Ultra Bonds	September 2025	817,173	821,187	(4,014)
						$(1,059,145)
		Net Unrealized Appreciation (Depreciation)				$2,447,759
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	5,641,250	JPY	1,045,359,803	08/27/2025	$ —	$ (14,615)
	EUR	53,000	USD	61,826	08/27/2025	1,250	—
	JPY	595,446,000	HKD	31,621,359	08/27/2025	78,451	—
	USD	4,103,830	EUR	3,518,000	08/27/2025	—	(82,969)
	USD	4,007,898	KRW	5,531,340,000	08/20/2025	—	(40,291)
	USD	597,200	SEK	5,781,000	08/27/2025	—	(5,781)
						79,701	(143,656)
Barclays Bank PLC	CNH	28,655,000	USD	4,001,802	08/27/2025	20,674	—
	GBP	3,419,000	USD	4,594,312	08/27/2025	78,019	—
	JPY	1,052,063,000	USD	7,110,734	08/27/2025	116,378	—
	USD	885,255	KRW	1,214,544,000	08/20/2025	—	(14,068)
	USD	1,801,519	TWD	52,199,000	08/20/2025	—	(55,422)
						215,071	(69,490)
Citibank, N.A.	CHF	1,901,000	USD	2,381,599	08/27/2025	34,719	—
	HKD	31,418,625	JPY	595,446,000	08/27/2025	—	(52,568)
	USD	7,784,984	CHF	6,214,000	08/27/2025	—	(113,489)
	USD	658,613	DKK	4,215,000	08/27/2025	—	(13,063)
						34,719	(179,120)
Goldman Sachs International	BRL	4,826,000	USD	866,284	08/04/2025	4,430	—
	EUR	6,132,000	USD	7,150,151	08/27/2025	141,646	—
	JPY	407,855,466	USD	2,756,123	08/27/2025	44,606	—
	NOK	4,888,000	USD	476,460	08/27/2025	3,608	—
	USD	865,865	BRL	4,826,000	08/04/2025	—	(4,010)
	USD	432,249	BRL	2,413,000	09/03/2025	—	(4,712)
	USD	1,387,068	HKD	10,845,000	08/27/2025	—	(2,482)
						194,290	(11,204)
UBS AG	USD	3,168,514	AUD	4,867,000	08/27/2025	—	(39,512)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	3,702,704	CAD	5,078,000	08/27/2025	$ —	$ (33,217)
	USD	1,701,470	INR	146,340,000	08/20/2025	—	(30,814)
						—	(103,543)
Unrealized Appreciation (Depreciation)						$523,781	$(507,013)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SEK—Swedish Krona
TWD—New Taiwan Dollar
USD—United States Dollar

Industry Allocation*
Banks	17.1%
Internet	6.5
Semiconductors	6.5
Insurance	5.8
Software	5.7
Pharmaceuticals	5.0
Diversified Financial Services	4.0
REITS	3.5
Electric	3.2
Short-Term Investments	2.9
Oil & Gas	2.8
Telecommunications	2.6
Retail	2.4
Computers	2.4
Auto Manufacturers	2.2
Media	2.0
Pipelines	2.0
Aerospace/Defense	1.8
Healthcare-Services	1.8
Food	1.3
Commercial Services	1.3
Cosmetics/Personal Care	1.3
Healthcare-Products	1.2
Beverages	1.2
Electrical Components & Equipment	1.1
Miscellaneous Manufacturing	0.9
Machinery-Diversified	0.8
Building Materials	0.7
Distribution/Wholesale	0.7
Electronics	0.6
Machinery-Construction & Mining	0.6
U.S. Government & Agency Obligations	0.6
Chemicals	0.4
Apparel	0.4
Home Furnishings	0.4
Leisure Time	0.4
Household Products/Wares	0.4
Environmental Control	0.4
Mining	0.4
Biotechnology	0.4
Entertainment	0.3
Auto Parts & Equipment	0.3
Private Equity	0.3
Energy-Alternate Sources	0.3
Transportation	0.2

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Industry Allocation*(continued)
Iron/Steel	0.1%
Purchased Options	0.1
Real Estate	0.1
Gas	0.1
Shipbuilding	0.1
Toys/Games/Hobbies	0.1
97.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$216,810,350	$—	$—	$216,810,350
Corporate Bonds & Notes	—	176,330,506	—	176,330,506
U.S. Government & Agency Obligations	—	2,420,272	—	2,420,272
Purchased Options	400,305	—	—	400,305
Warrants	—	—	0	0
Short-Term Investments	12,141,392	—	—	12,141,392
Total Investments at Value	$229,352,047	$178,750,778	$0	$408,102,825
Other Financial Instruments:†
Futures Contracts	$3,506,904	$—	$—	$3,506,904
Forward Foreign Currency Contracts	—	523,781	—	523,781
Total Other Financial Instruments	$3,506,904	$523,781	$—	$4,030,685
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,059,145	$—	$—	$1,059,145
Forward Foreign Currency Contracts	—	507,013	—	507,013
Total Other Financial Instruments	$1,059,145	$507,013	$—	$1,566,158
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Advertising — 0.1%
Advantage Solutions, Inc.†	10,833	$ 14,841
Boston Omaha Corp., Class A†	2,788	37,499
National CineMedia, Inc.	7,877	37,888
Nexxen International, Ltd.†	4,299	44,194
Stagwell, Inc.†	13,128	75,224
TechTarget, Inc.†	2,993	21,669
		231,315
Aerospace/Defense — 1.9%
AAR Corp.†	4,102	306,460
AeroVironment, Inc.†	3,631	971,801
AerSale Corp.†	3,234	19,533
Amprius Technologies, Inc.†	10,596	73,430
Archer Aviation, Inc., Class A†	62,277	624,638
Astronics Corp.†	3,457	124,867
Ducommun, Inc.†	1,570	142,839
Eve Holding, Inc.†	5,831	37,902
Intuitive Machines, Inc.†	12,442	138,853
Joby Aviation, Inc.†	52,725	878,399
Kratos Defense & Security Solutions, Inc.†	18,815	1,104,440
Mercury Systems, Inc.†	5,941	312,437
Moog, Inc., Class A	3,216	622,553
National Presto Industries, Inc.	571	55,073
Red Cat Holdings, Inc.†	8,512	70,479
Redwire Corp.†	3,819	54,574
		5,538,278
Agriculture — 0.3%
Alico, Inc.	804	25,953
Andersons, Inc.	3,693	132,653
Dole PLC	7,545	107,441
Fresh Del Monte Produce, Inc.	3,824	143,744
Ispire Technology, Inc.†	2,550	6,987
Limoneira Co.	1,943	28,523
Tejon Ranch Co.†	2,368	42,529
Turning Point Brands, Inc.	1,926	159,743
Universal Corp.	2,719	148,104
Vital Farms, Inc.†	3,956	147,163
		942,840
Airlines — 0.3%
Allegiant Travel Co.†	1,794	92,642
Frontier Group Holdings, Inc.†	9,625	42,157
JetBlue Airways Corp.†	36,752	163,179
SkyWest, Inc.†	4,603	533,764
Spirit Aviation Holdings, Inc.†	1,829	7,481
Sun Country Airlines Holdings, Inc.†	5,817	67,419
		906,642
Apparel — 0.5%
Capri Holdings, Ltd.†	13,235	240,745
Carter's, Inc.	4,048	98,124
Ermenegildo Zegna NV	7,025	56,481
Hanesbrands, Inc.†	39,710	162,414
Kontoor Brands, Inc.	6,295	350,380
Lakeland Industries, Inc.	1,041	14,480
Oxford Industries, Inc.	1,678	64,066
Rocky Brands, Inc.	819	21,425
Steven Madden, Ltd.	8,074	193,816
Superior Group of Cos., Inc.	1,270	12,255
Torrid Holdings, Inc.†	2,718	6,768
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	686	$ 19,949
Wolverine World Wide, Inc.	9,206	207,871
		1,448,774
Auto Manufacturers — 0.2%
Blue Bird Corp.†	3,656	163,752
Hyliion Holdings Corp.†	17,468	26,202
REV Group, Inc.	5,874	291,057
Wabash National Corp.	4,958	49,382
		530,393
Auto Parts & Equipment — 1.0%
Adient PLC†	9,617	206,188
Aeva Technologies, Inc.†	3,484	64,942
American Axle & Manufacturing Holdings, Inc.†	13,006	57,877
Cooper-Standard Holdings, Inc.†	1,893	45,621
Dana, Inc.	15,235	242,541
Dorman Products, Inc.†	3,140	378,747
Douglas Dynamics, Inc.	2,529	72,329
Fox Factory Holding Corp.†	4,831	146,717
Garrett Motion, Inc.	14,439	188,285
Gentherm, Inc.†	3,434	110,025
Goodyear Tire & Rubber Co.†	29,706	305,378
Holley, Inc.†	6,801	14,146
indie Semiconductor, Inc., Class A†	22,052	86,223
Luminar Technologies, Inc.†	4,573	13,582
Methode Electronics, Inc.	3,732	24,482
Microvast Holdings, Inc.†	22,624	71,718
Miller Industries, Inc.	1,289	52,527
Motorcar Parts of America, Inc.†	2,075	21,518
Phinia, Inc.	4,730	239,811
Solid Power, Inc.†	17,529	55,918
Standard Motor Products, Inc.	2,404	72,985
Strattec Security Corp.†	441	27,986
Titan International, Inc.†	5,845	49,449
Visteon Corp.†	3,125	347,344
XPEL, Inc.†	2,834	92,643
		2,988,982
Banks — 9.4%
1st Source Corp.	2,169	129,750
ACNB Corp.	1,170	49,257
Alerus Financial Corp.	2,540	53,696
Amalgamated Financial Corp.	2,663	77,200
Amerant Bancorp, Inc.	4,189	80,848
Ameris Bancorp	7,526	514,402
Ames National Corp.	994	17,942
Arrow Financial Corp.	1,857	49,768
Associated Banc-Corp.	19,045	471,173
Atlantic Union Bankshares Corp.	16,220	514,174
BancFirst Corp.	2,399	298,723
Bancorp, Inc.†	5,185	327,485
Bank First Corp.	1,097	130,346
Bank of Hawaii Corp.	4,579	283,349
Bank of Marin Bancorp	1,660	37,599
Bank of N.T. Butterfield & Son, Ltd.	5,021	228,506
Bank7 Corp.	527	23,341
BankUnited, Inc.	8,548	311,746
Bankwell Financial Group, Inc.	811	32,359
Banner Corp.	3,883	241,037
Bar Harbor Bankshares	1,690	49,078
BayCom Corp.	1,079	29,144
BCB Bancorp, Inc.	1,689	14,120
Blue Foundry Bancorp†	2,173	18,579

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Blue Ridge Bankshares, Inc.†	7,303	$ 26,802
Bridgewater Bancshares, Inc.†	2,431	37,826
Burke & Herbert Financial Services Corp.	1,532	88,841
Business First Bancshares, Inc.	3,238	76,902
Byline Bancorp, Inc.	3,547	93,286
C & F Financial Corp.	347	22,156
Cadence Bank	17,070	594,889
California Bancorp†	2,556	38,314
Camden National Corp.	1,854	69,914
Capital Bancorp, Inc.	1,331	41,900
Capital City Bank Group, Inc.	1,559	61,721
Carter Bankshares, Inc.†	2,580	44,840
Cathay General Bancorp	7,667	346,702
Cb Financial Services, Inc.	530	16,777
Central Pacific Financial Corp.	3,036	80,940
Chain Bridge Bancorp, Inc.†	266	7,033
Chemung Financial Corp.	473	23,934
ChoiceOne Financial Services, Inc.	1,627	47,834
Citizens & Northern Corp.	1,683	32,011
Citizens Financial Services, Inc.	516	27,704
City Holding Co.	1,629	198,901
Civista Bancshares, Inc.	1,606	31,269
CNB Financial Corp.	3,141	72,086
Coastal Financial Corp.†	1,473	141,703
Colony Bankcorp, Inc.	2,050	33,600
Community Financial System, Inc.	6,022	317,359
Community Trust Bancorp, Inc.	1,824	98,460
Community West Bancshares	1,913	36,825
ConnectOne Bancorp, Inc.	5,477	126,135
Customers Bancorp, Inc.†	3,394	216,367
CVB Financial Corp.	15,106	282,331
Dime Community Bancshares, Inc.	4,555	126,219
Eagle Bancorp, Inc.	3,394	54,609
Eagle Financial Services, Inc.	522	17,231
Eastern Bankshares, Inc.	22,369	345,601
ECB Bancorp, Inc.†	875	13,624
Enterprise Financial Services Corp.	4,158	229,480
Equity Bancshares, Inc., Class A	1,847	69,410
Esquire Financial Holdings, Inc.	799	76,608
Farmers & Merchants Bancorp, Inc.	1,441	34,598
Farmers National Banc Corp.	4,119	55,771
FB Bancorp, Inc.†	2,028	23,667
FB Financial Corp.	4,747	231,464
Fidelity D&D Bancorp, Inc.	538	21,757
Financial Institutions, Inc.	2,278	58,066
Finwise Bancorp†	1,030	18,406
First Bancorp	4,611	230,965
First Bancorp, Inc.	1,212	30,555
First BanCorp.	18,398	383,230
First Bank	2,385	35,537
First Busey Corp.	9,738	217,352
First Business Financial Services, Inc.	891	42,429
First Commonwealth Financial Corp.	11,571	191,037
First Community Bankshares, Inc.	1,917	69,970
First Community Corp.	841	20,836
First Financial Bancorp	10,845	262,883
First Financial Bankshares, Inc.	15,385	532,629
First Financial Corp.	1,295	69,347
First Foundation, Inc.†	7,429	36,179
First Internet Bancorp	810	17,763
First Interstate BancSystem, Inc., Class A	10,113	291,153
First Merchants Corp.	6,643	253,231
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Mid Bancshares, Inc.	2,586	$ 98,190
First National Corp.	886	19,138
First United Corp.	684	22,483
Firstsun Capital Bancorp†	1,433	50,943
Five Star Bancorp	1,887	56,780
Franklin Financial Services	477	19,175
Fulton Financial Corp.	20,463	367,311
FVCBankcorp, Inc.	1,801	23,071
German American Bancorp, Inc.	4,124	158,444
Glacier Bancorp, Inc.	13,005	570,009
Great Southern Bancorp, Inc.	975	55,517
Guaranty Bancshares, Inc.	1,018	44,395
Hancock Whitney Corp.	9,841	587,705
Hanmi Financial Corp.	3,420	78,010
Hanover Bancorp, Inc.	539	11,217
HarborOne Bancorp, Inc.	4,516	53,424
Hawthorn Bancshares, Inc.	661	18,852
HBT Financial, Inc.	1,333	33,152
Heritage Commerce Corp.	6,742	62,364
Heritage Financial Corp.	3,872	87,275
Hilltop Holdings, Inc.	5,270	155,992
Home BancShares, Inc.	21,534	606,397
HomeStreet, Inc.†	2,203	28,815
Hope Bancorp, Inc.	13,296	132,827
Horizon Bancorp, Inc.	4,903	75,947
Independent Bank Corp.	5,534	351,686
International Bancshares Corp.	6,247	425,920
Investar Holding Corp.	1,046	22,698
John Marshall Bancorp, Inc.	1,417	26,087
Kearny Financial Corp.	6,196	36,742
Lakeland Financial Corp.	2,914	184,660
Landmark Bancorp, Inc.	516	12,534
LCNB Corp.	1,645	24,280
LINKBANCORP, Inc.	2,097	14,427
Live Oak Bancshares, Inc.	4,040	127,704
Mainstreet Bancshares, Inc.	800	16,160
Mercantile Bank Corp.	1,785	81,557
Merchants Bancorp	2,950	86,435
Meridian Corp.	1,031	15,187
Metrocity Bankshares, Inc.	2,225	61,410
Metropolitan Bank Holding Corp.	1,196	84,366
Mid Penn Bancorp, Inc.	2,254	61,872
Middlefield Banc Corp.	822	22,893
Midland States Bancorp, Inc.	2,367	40,144
MidWestOne Financial Group, Inc.	2,333	64,251
MVB Financial Corp.	1,298	29,517
National Bank Holdings Corp., Class A	4,311	159,766
National Bankshares, Inc.	758	21,042
NB Bancorp, Inc.	4,404	75,881
NBT Bancorp, Inc.	5,824	240,997
Nicolet Bankshares, Inc.	1,550	199,950
Northeast Bank	844	83,699
Northeast Community Bancorp, Inc.	1,393	28,779
Northpointe Bancshares, Inc.	1,200	17,616
Northrim BanCorp, Inc.	634	52,958
Norwood Financial Corp.	1,055	25,573
Oak Valley Bancorp	771	20,547
OFG Bancorp	5,155	219,706
Ohio Valley Banc Corp.	432	13,928
Old National Bancorp	36,624	773,133
Old Point Financial Corp.	456	18,308
Old Second Bancorp, Inc.	4,929	83,645
Op Bancorp	1,339	17,139

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Orange County Bancorp, Inc.	1,043	$ 26,065
Origin Bancorp, Inc.	3,321	121,383
Orrstown Financial Services, Inc.	2,100	69,006
Park National Corp.	1,687	273,075
Parke Bancorp, Inc.	1,046	21,600
Pathward Financial, Inc.	2,674	202,221
Patriot National Bancorp, Inc.†	4,996	7,794
PCB Bancorp	1,234	25,223
Peapack-Gladstone Financial Corp.	1,786	45,507
Peoples Bancorp of North Carolina, Inc.	397	11,398
Peoples Bancorp, Inc.	3,939	112,813
Peoples Financial Services Corp.	1,099	53,532
Pioneer Bancorp, Inc.†	1,340	16,442
Plumas Bancorp	555	22,899
Ponce Financial Group, Inc.†	2,246	31,556
Primis Financial Corp.	2,239	25,054
Princeton Bancorp, Inc.	526	15,880
Provident Bancorp, Inc.†	1,773	21,648
QCR Holdings, Inc.	1,896	134,616
RBB Bancorp	2,012	36,437
Red River Bancshares, Inc.	569	34,237
Renasant Corp.	10,725	392,964
Republic Bancorp, Inc., Class A	937	64,522
Rhinebeck Bancorp, Inc.†	513	6,510
Richmond Mutual Bancorporati	1,035	14,324
S&T Bancorp, Inc.	4,368	160,044
Sb Financial Group, Inc.	675	12,697
Seacoast Banking Corp. of Florida	9,673	272,682
ServisFirst Bancshares, Inc.	5,869	461,597
Shore Bancshares, Inc.	3,468	53,789
Sierra Bancorp	1,372	40,227
Simmons First National Corp., Class A	16,130	309,212
SmartFinancial, Inc.	1,653	56,632
South Plains Financial, Inc.	1,462	54,255
Southern First Bancshares, Inc.†	873	36,282
Southside Bancshares, Inc.	3,292	96,916
SR Bancorp, Inc.	895	12,458
Stellar Bancorp, Inc.	5,350	157,985
Stock Yards Bancorp, Inc.	2,992	223,682
Texas Capital Bancshares, Inc.†	5,246	440,507
Third Coast Bancshares, Inc.†	1,464	55,120
Tompkins Financial Corp.	1,533	99,154
Towne Bank	8,125	284,619
TriCo Bancshares	3,481	143,139
Triumph Financial, Inc.†	2,551	144,693
TrustCo Bank Corp.	2,040	68,462
Trustmark Corp.	6,460	240,635
UMB Financial Corp.	8,304	913,357
Union Bankshares, Inc.	414	11,265
United Bankshares, Inc.	16,103	571,979
United Community Banks, Inc.	13,711	418,185
United Security Bancshare/Ca	1,574	13,458
Unity Bancorp, Inc.	865	42,480
Univest Financial Corp.	3,273	94,393
USCB Financial Holdings, Inc.	1,201	19,985
Valley National Bancorp	55,498	514,466
Veritex Holdings, Inc.	6,020	190,954
Virginia National Bankshares Corp.	529	19,504
Walker & Dunlop, Inc.	3,790	284,288
Washington Trust Bancorp, Inc.	2,203	59,349
WesBanco, Inc.	10,770	324,500
West BanCorp, Inc.	1,677	30,169
Security Description	Shares or Principal Amount	Value

Banks (continued)
Westamerica BanCorp	2,884	$ 138,144
Western New England Bancorp	2,090	22,259
		27,521,449
Beverages — 0.1%
BRC, Inc., Class A†	5,979	10,164
MGP Ingredients, Inc.	1,652	46,718
National Beverage Corp.†	2,728	124,997
Vita Coco Co., Inc.†	4,591	161,879
Westrock Coffee Co.†	4,083	27,152
Zevia PBC, Class A†	3,588	11,123
		382,033
Biotechnology — 6.3%
4D Molecular Therapeutics, Inc.†	4,421	19,895
89bio, Inc.†	14,190	134,805
Aardvark Therapeutics, Inc.†	644	7,734
Abeona Therapeutics, Inc.†	4,966	31,633
Absci Corp.†	12,407	35,112
ACADIA Pharmaceuticals, Inc.†	14,150	337,195
ADC Therapeutics SA†	10,231	28,340
ADMA Biologics, Inc.†	26,358	492,895
Akero Therapeutics, Inc.†	7,947	388,211
Aldeyra Therapeutics, Inc.†	6,197	30,923
Allogene Therapeutics, Inc.†	17,238	21,203
Alpha Teknova, Inc.†	1,233	5,573
Altimmune, Inc.†	8,799	32,468
Alumis Inc†	6,539	27,071
Amicus Therapeutics, Inc.†	32,949	197,365
AnaptysBio, Inc.†	2,325	57,079
Anavex Life Sciences Corp.†	9,504	107,395
ANI Pharmaceuticals, Inc.†	2,076	131,515
Annexon, Inc.†	10,137	24,329
Apogee Therapeutics, Inc.†	3,629	138,846
Arbutus Biopharma Corp.†	17,289	56,708
Arcellx, Inc.†	4,204	300,124
Arcturus Therapeutics Holdings, Inc.†	2,877	35,128
Arcus Biosciences, Inc.†	7,837	71,552
Arcutis Biotherapeutics, Inc.†	12,427	181,186
Ardelyx, Inc.†	26,752	113,428
ArriVent Biopharma, Inc.†	3,063	59,759
Arrowhead Pharmaceuticals, Inc.†	13,838	218,640
ARS Pharmaceuticals, Inc.†	6,234	110,217
Astria Therapeutics, Inc.†	4,579	31,687
Atea Pharmaceuticals, Inc.†	9,239	33,630
Aura Biosciences, Inc.†	5,697	39,252
Aurinia Pharmaceuticals, Inc.†	13,391	123,800
Avidity Biosciences, Inc.†	13,011	477,634
Axsome Therapeutics, Inc.†	4,601	466,449
Beam Therapeutics, Inc.†	10,870	214,248
Benitec Biopharma, Inc.†	1,645	17,980
Bicara Therapeutics, Inc.†	3,889	43,207
BioAge Labs, Inc.†	2,697	11,867
BioCryst Pharmaceuticals, Inc.†	23,922	194,725
Biohaven, Ltd.†	10,286	155,319
Bridgebio Pharma, Inc.†	17,858	844,148
Bright Minds Biosciences, Inc.†	523	17,662
Candel Therapeutics, Inc.†	4,472	28,822
Capricor Therapeutics, Inc.†	3,962	32,409
Cardiff Oncology, Inc.†	7,079	16,777
Cargo Therapeutics, Inc.†	4,339	19,395
Cartesian Therapeutics, Inc.†	1,151	14,744
Cartesian Therapeutics, Inc. CVR†(1)	13,211	3,171

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Celcuity, Inc.†	3,699	$ 144,871
Celldex Therapeutics, Inc.†	7,446	163,663
CG oncology, Inc.†	6,381	170,309
Chinook Therapeutics, Inc. CVR†(1)	6,629	1,061
Cogent Biosciences, Inc.†	12,069	137,828
Compass Therapeutics, Inc.†	10,640	31,601
Crinetics Pharmaceuticals, Inc.†	10,299	294,448
CRISPR Therapeutics AG†	9,411	529,463
Cullinan Therapeutics, Inc.†	6,211	48,259
Cytek Biosciences, Inc.†	13,427	48,337
Cytokinetics, Inc.†	13,281	499,897
Day One Biopharmaceuticals, Inc.†	8,183	54,908
Denali Therapeutics, Inc.†	15,057	208,238
Design Therapeutics, Inc.†	3,171	12,272
DiaMedica Therapeutics, Inc.†	3,003	12,673
Dianthus Therapeutics, Inc.†	2,799	57,855
Disc Medicine, Inc.†	2,801	167,388
Dynavax Technologies Corp.†	11,962	131,343
Dyne Therapeutics, Inc.†	10,670	105,100
Edgewise Therapeutics, Inc.†	8,602	122,665
Editas Medicine, Inc.†	9,638	24,191
Eledon Pharmaceuticals, Inc.†	6,663	20,988
Emergent BioSolutions, Inc.†	6,136	36,080
Entrada Therapeutics, Inc.†	3,212	18,887
Erasca, Inc.†	22,564	31,928
Esperion Therapeutics, Inc.†	22,804	32,382
Evolus, Inc.†	6,322	56,392
EyePoint Pharmaceuticals, Inc.†	7,738	75,987
Fate Therapeutics, Inc.†	13,065	14,372
Forafric Global PLC†	622	4,845
Geron Corp.†	66,954	76,997
Gossamer Bio, Inc.†	21,592	44,048
Greenwich Lifesciences, Inc.†	530	5,798
GTX, Inc.†(1)	73	75
Humacyte, Inc.†	14,249	34,198
Icosavax, Inc. CVR†(1)	3,120	967
Ideaya Biosciences, Inc.†	9,724	236,779
ImmunityBio, Inc.†	26,152	64,334
Immunome, Inc.†	8,242	86,706
Immunovant, Inc.†	7,768	124,909
Inhibrx Biosciences, Inc.†	1,312	28,759
Inhibrx. Inc. CVR†(1)	3,965	4,560
Inmune Bio, Inc.†	1,412	3,855
Innoviva, Inc.†	7,158	130,061
Intellia Therapeutics, Inc.†	11,673	135,874
Iovance Biotherapeutics, Inc.†	29,888	76,812
iTeos Therapeutics, Inc.†	3,322	33,685
Jade Biosciences, Inc.	3,688	26,517
Janux Therapeutics, Inc.†	4,476	107,491
Keros Therapeutics, Inc.†	3,861	55,290
Kodiak Sciences, Inc.†	3,118	20,501
Korro Bio, Inc.†	526	7,869
Krystal Biotech, Inc.†	2,819	433,760
Kura Oncology, Inc.†	8,991	54,396
Kymera Therapeutics, Inc.†	5,338	233,538
Larimar Therapeutics, Inc.†	5,592	19,348
LENZ Therapeutics, Inc.†	2,023	60,225
Lexeo Therapeutics, Inc.†	2,041	9,654
Ligand Pharmaceuticals, Inc.†	2,192	288,423
Liquidia Corp.†	7,334	137,072
Maravai LifeSciences Holdings, Inc., Class A†	13,877	32,472
MBX Biosciences, Inc.†	1,939	25,692
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
MeiraGTx Holdings PLC†	5,042	$ 38,571
Metsera, Inc.†	2,018	66,574
Mind Medicine MindMed, Inc.†	8,280	75,265
Mineralys Therapeutics, Inc.†	4,449	62,953
Monopar Therapeutics, Inc.†	462	19,025
Monte Rosa Therapeutics, Inc.†	5,275	26,111
Myriad Genetics, Inc.†	9,842	37,793
NeoGenomics, Inc.†	14,528	70,316
Niagen Bioscience, Inc.†	5,963	55,754
Nkarta, Inc.†	6,755	14,658
Novavax, Inc.†	17,913	119,121
Nurix Therapeutics, Inc.†	8,609	96,937
Nuvalent, Inc., Class A†	4,886	382,818
Nuvation Bio, Inc.†	28,374	66,963
Olema Pharmaceuticals, Inc.†	6,770	34,798
Omeros Corp.†	5,764	22,307
Organogenesis Holdings, Inc.†	7,420	34,280
Oruka Therapeutics, Inc.	3,092	42,020
Palvella Therapeutics, Inc.†	780	28,532
Perspective Therapeutics, Inc.†	6,789	26,070
Phathom Pharmaceuticals, Inc.†	4,800	40,992
Praxis Precision Medicines, Inc.†	2,034	110,283
Precigen, Inc.†	17,132	29,296
Prime Medicine, Inc.†	6,665	24,927
Protalix BioTherapeutics, Inc.†	7,927	11,573
Protara Therapeutic, Inc.†	3,672	11,383
Prothena Corp. PLC†	4,619	31,733
PTC Therapeutics, Inc.†	8,837	460,496
Puma Biotechnology, Inc.†	4,761	14,807
Rain Oncology, Inc. CVR†(1)	2,002	100
Rapport Therapeutics, Inc.†	1,989	28,562
Recursion Pharmaceuticals, Inc., Class A†	38,605	229,700
REGENXBIO, Inc.†	5,058	43,044
Relay Therapeutics, Inc.†	15,123	53,233
Replimune Group, Inc.†	7,946	55,860
Rezolute, Inc.†	7,610	45,280
Rigel Pharmaceuticals, Inc.†	1,856	39,087
Rocket Pharmaceuticals, Inc.†	8,548	26,071
Sana Biotechnology, Inc.†	14,539	59,028
Savara, Inc.†	13,834	35,830
Scholar Rock Holding Corp.†	9,230	341,972
Septerna, Inc.†	2,261	28,059
Soleno Therapeutics, Inc.†	4,568	394,995
Solid Biosciences, Inc.†	7,505	51,334
Stoke Therapeutics, Inc.†	4,680	60,138
Syndax Pharmaceuticals, Inc.†	9,731	96,532
Tango Therapeutics, Inc.†	8,719	52,663
Tarsus Pharmaceuticals, Inc.†	4,427	171,856
Taysha Gene Therapies, Inc.†	20,159	55,034
Tectonic Therapeutic, Inc.†	1,249	27,715
Terns Pharmaceuticals, Inc.†	8,257	48,138
Tevogen Bio Holdings, Inc.†	4,067	4,023
TG Therapeutics, Inc.†	16,590	588,945
Theravance Biopharma, Inc.†	4,324	48,256
Third Harmonic Bio, Inc.†	2,512	13,489
Tourmaline Bio, Inc.†	2,449	54,196
Travere Therapeutics, Inc.†	10,023	154,855
TriSalus Life Sciences, Inc.†	1,814	7,673
Tvardi Therapeutics, Inc.†	388	10,072
Tyra Biosciences, Inc.†	2,738	29,926
Upstream Bio, Inc.†	3,962	60,658
UroGen Pharma, Ltd.†	4,377	83,426
Vera Therapeutics, Inc.†	5,851	121,642

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Veracyte, Inc.†	8,952	$ 210,462
Verastem, Inc.†	5,182	31,973
Vericel Corp.†	5,729	200,171
Vir Biotechnology, Inc.†	10,017	50,786
Viridian Therapeutics, Inc.†	8,546	149,726
Wave Life Sciences, Ltd.†	12,743	103,218
Xencor, Inc.†	8,045	66,934
Xenon Pharmaceuticals, Inc.†	8,639	263,835
XOMA Royalty Corp.†	1,072	26,671
Zenas Biopharma, Inc.†	1,812	28,467
Zevra Therapeutics, Inc. †	6,059	67,316
Zymeworks, Inc.†	6,463	81,175
		18,500,633
Building Materials — 1.6%
AirJoule Technologies Corp.†	2,443	10,065
American Woodmark Corp.†	1,743	91,699
Apogee Enterprises, Inc.	2,497	104,849
Aspen Aerogels, Inc.†	7,572	58,002
Boise Cascade Co.	4,349	364,490
Gibraltar Industries, Inc.†	3,437	226,945
Griffon Corp.	4,455	362,058
JELD-WEN Holding, Inc.†	9,717	43,727
Knife River Corp.†	6,506	536,615
LSI Industries, Inc.	3,241	59,310
Masterbrand, Inc.†	14,678	161,898
Modine Manufacturing Co.†	5,962	802,247
Northwest Pipe Co.†	1,096	45,791
Smith-Midland Corp.†	558	19,402
SPX Technologies, Inc.†	5,214	950,981
Tecnoglass, Inc.	2,768	215,987
Titan America SA	2,764	39,663
UFP Industries, Inc.	6,902	676,396
		4,770,125
Chemicals — 1.6%
AdvanSix, Inc.	2,871	57,765
American Vanguard Corp.†	2,546	9,828
Avient Corp.	10,457	330,127
Balchem Corp.	3,735	569,475
Cabot Corp.	6,170	445,351
Calumet, Inc.†	7,842	125,001
Chemours Co.	17,132	205,241
Codexis, Inc.†	8,713	23,351
Ecovyst, Inc.†	12,994	111,878
H.B. Fuller Co.	6,221	349,620
Hawkins, Inc.	2,221	362,645
Ingevity Corp.†	4,138	172,927
Innospec, Inc.	2,870	229,313
Intrepid Potash, Inc.†	1,245	41,434
Koppers Holdings, Inc.	2,329	76,531
Kronos Worldwide, Inc.	2,463	13,177
Mativ Holdings, Inc.	6,520	43,162
Minerals Technologies, Inc.	3,649	212,189
Oil-Dri Corp. of America	1,114	62,830
Orion SA	6,644	64,447
Perimeter Solutions, Inc.†	16,008	258,209
Quaker Chemical Corp.	1,597	182,729
Rayonier Advanced Materials, Inc.†	6,947	26,676
Rogers Corp.†	2,082	136,538
Sensient Technologies Corp.	4,809	540,003
Stepan Co.	2,416	122,660
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Trinseo PLC	3,871	$ 10,336
Tronox Holdings PLC	13,351	42,590
Valhi, Inc.	273	4,286
		4,830,319
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	1,331	157,151
Core Natural Resources, Inc.	6,018	444,189
Hallador Energy Co.†	3,529	62,251
NACCO Industries, Inc., Class A	461	17,481
Peabody Energy Corp.	13,821	223,209
Ramaco Resources, Inc., Class A	4,045	82,316
SunCoke Energy, Inc.	9,697	71,661
Warrior Met Coal, Inc.	5,989	307,715
		1,365,973
Commercial Services — 4.5%
ABM Industries, Inc.	7,030	324,294
Acacia Research Corp.†	4,157	14,716
Acuren Corp.†	11,769	130,518
Adtalem Global Education, Inc.†	4,241	484,619
AirSculpt Technologies, Inc.†	939	6,207
Alarm.com Holdings, Inc.†	5,440	297,187
Alight, Inc., Class A	49,046	262,887
Alta Equipment Group, Inc.	3,447	26,749
American Public Education, Inc.†	1,978	58,391
AMN Healthcare Services, Inc.†	4,357	79,907
Arlo Technologies, Inc.†	11,195	181,359
Barrett Business Services, Inc.	2,867	131,796
BrightView Holdings, Inc.†	6,710	107,024
Brink's Co.	4,926	430,237
Cadiz, Inc.†	6,251	19,878
Carriage Services, Inc.	1,558	69,985
Cass Information Systems, Inc.	1,532	61,295
CBIZ, Inc.†	5,961	364,336
Cimpress PLC†	1,941	107,357
CompoSecure, Inc., Class A†	4,998	71,022
CoreCivic, Inc.†	12,388	248,255
Coursera, Inc.†	15,610	197,310
CPI Card Group, Inc.†	551	10,695
CRA International, Inc.	756	133,555
Cross Country Healthcare, Inc.†	3,454	46,456
Custom Truck One Source, Inc.†	6,884	42,612
Deluxe Corp.	4,974	80,081
Distribution Solutions Group, Inc.†	1,188	35,604
Driven Brands Holdings, Inc.†	6,684	112,960
Emerald Holding, Inc.	2,236	11,113
Ennis, Inc.	2,767	49,253
European Wax Center, Inc., Class A†	3,090	14,461
EVERTEC, Inc.	7,318	264,546
First Advantage Corp.†	9,006	155,714
Flywire Corp.†	13,319	145,044
Forrester Research, Inc.†	1,501	14,620
Franklin Covey Co.†	1,360	26,806
GEO Group, Inc.†	15,552	403,108
Graham Holdings Co., Class B	367	350,184
Green Dot Corp., Class A†	6,077	61,499
Hackett Group, Inc.	2,868	67,083
Healthcare Services Group, Inc.†	8,221	106,955
Heidrick & Struggles International, Inc.	2,278	101,439
Herc Holdings, Inc.	3,717	434,183
Hertz Global Holdings, Inc.†	13,971	89,554
HireQuest, Inc.	807	8,256

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Huron Consulting Group, Inc.†	1,974	$ 260,726
ICF International, Inc.	2,146	180,028
Information Services Group, Inc.	4,031	17,374
Insperity, Inc.	4,110	244,874
John Wiley & Sons, Inc., Class A	4,682	180,725
Kelly Services, Inc., Class A	3,543	43,402
Kforce, Inc.	2,121	73,917
KinderCare Learning Cos., Inc.†	3,601	34,606
Korn Ferry	5,906	418,558
Laureate Education, Inc.†	14,736	333,034
Legalzoom.com, Inc.†	12,600	113,274
Lifecore Biomedical, Inc.†	3,151	22,057
Lincoln Educational Services Corp.†	3,369	77,049
MarketWise, Inc.	198	3,643
Marqeta, Inc., Class A†	43,742	249,329
Matthews International Corp., Class A	3,409	80,077
Medifast, Inc.†	1,218	16,772
Mercurity Fintech Holding, Inc.†	3,637	14,984
Mister Car Wash, Inc.†	11,421	65,956
Monro, Inc.	3,217	45,344
National Research Corp.	1,512	18,900
NPK International, Inc.†	9,528	85,943
Payoneer Global, Inc.†	31,815	209,025
Paysafe, Ltd.†	3,644	44,275
Perdoceo Education Corp.	7,001	201,489
Performant Healthcare, Inc.†	7,539	26,763
Priority Technology Holdings, Inc.†	2,511	17,200
PROG Holdings, Inc.	4,614	146,910
Progyny, Inc.†	7,810	183,613
Quad/Graphics, Inc.	3,500	18,655
RCM Technologies, Inc.†	558	13,453
Remitly Global, Inc.†	17,807	293,815
Repay Holdings Corp.†	9,811	48,270
Resources Connection, Inc.	3,557	17,998
Sezzle, Inc.†	1,679	259,976
SoundThinking, Inc.†	993	11,330
Spire Global, Inc.†	3,120	31,294
StoneCo., Ltd., Class A†	27,578	352,447
Strategic Education, Inc.	2,739	203,083
Stride, Inc.†	4,883	626,147
Target Hospitality Corp.†	3,580	27,172
Transcat, Inc.†	1,048	80,099
TriNet Group, Inc.	3,592	243,574
TrueBlue, Inc.†	3,296	23,797
Udemy, Inc.†	11,097	84,448
Universal Technical Institute, Inc.†	5,235	168,672
Upbound Group, Inc.	6,070	125,254
Verra Mobility Corp.†	18,249	460,970
Vestis Corp.	13,119	79,501
Willdan Group, Inc.†	1,580	134,774
ZipRecruiter, Inc., Class A†	8,005	33,621
		13,189,307
Computers — 2.1%
3D Systems Corp.†	13,605	22,176
ASGN, Inc.†	4,885	244,934
Cantaloupe, Inc.†	6,560	72,619
Conduent, Inc.†	17,611	46,845
Corsair Gaming, Inc.†	5,056	45,807
Cricut, Inc., Class A	5,280	25,872
CSP, Inc.	789	8,095
Diebold Nixdorf, Inc.†	2,859	160,933
Security Description	Shares or Principal Amount	Value

Computers (continued)
D-Wave Quantum, Inc.†	32,767	$ 563,265
Grid Dynamics Holdings, Inc.†	7,504	71,213
Insight Enterprises, Inc.†	3,157	374,357
Integral Ad Science Holding Corp.†	8,706	71,389
Maximus, Inc.	6,459	477,062
Mitek Systems, Inc.†	4,838	43,639
NCR Atleos Corp.†	8,331	254,929
NCR Voyix Corp.†	16,459	224,172
NetScout Systems, Inc.†	7,990	171,146
NextNav, Inc.†	10,011	148,063
OneSpan, Inc.	4,284	63,189
PAR Technology Corp.†	4,602	279,709
Qualys, Inc.†	4,157	553,172
Rapid7, Inc.†	7,298	154,134
Rigetti Computing, Inc.†	32,184	466,668
Rimini Street, Inc.†	6,002	28,810
Telos Corp.†	6,794	17,461
Tenable Holdings, Inc.†	13,651	427,413
TTEC Holdings, Inc.†	1,848	9,203
Unisys Corp.†	7,449	30,764
V2X, Inc.†	1,911	90,543
Varonis Systems, Inc.†	12,615	704,295
Vuzix Corp.†	7,302	14,677
WNS Holdings, Ltd.†	4,604	344,333
		6,210,887
Cosmetics/Personal Care — 0.3%
Beauty Health Co.†	13,000	20,020
Edgewell Personal Care Co.	5,458	137,705
Honest Co., Inc.†	10,617	48,945
Interparfums, Inc.	2,109	254,346
Olaplex Holdings, Inc.†	16,046	22,304
Prestige Consumer Healthcare, Inc.†	5,638	416,930
Solesence, Inc.†	2,138	7,333
Waldencast PLC, Class A†	4,836	8,608
		916,191
Distribution/Wholesale — 0.8%
A-Mark Precious Metals, Inc.	2,169	46,156
EVI Industries, Inc.	740	16,495
G-III Apparel Group, Ltd.†	4,419	104,288
Global Industrial Co.	1,540	52,452
Hudson Technologies, Inc.†	5,061	47,523
MRC Global, Inc.†	9,735	142,910
OPENLANE, Inc.†	12,110	298,390
Resideo Technologies, Inc.†	16,895	461,234
Rush Enterprises, Inc., Class A	7,118	385,369
Rush Enterprises, Inc., Class B	1,049	56,971
ScanSource, Inc.†	2,637	102,421
ThredUp, Inc., Class A†	10,345	85,450
Titan Machinery, Inc.†	2,389	46,155
VSE Corp.	2,333	365,208
		2,211,022
Diversified Financial Services — 3.1%
Acadian Asset Management, Inc.	3,174	132,641
AlTi Global, Inc.†	4,369	17,869
Artisan Partners Asset Management, Inc., Class A	7,152	323,628
Atlanticus Holdings Corp.†	624	30,969
Bakkt Holdings, Inc.†	583	5,772
Better Home & Finance Holding Co.†	558	7,221
BGC Group, Inc., Class A	40,760	377,845
Bread Financial Holdings, Inc.	1,741	106,723
Brookfield Business Corp., Class A	2,994	92,095

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Burford Capital, Ltd.	22,667	$ 291,271
Cohen & Steers, Inc.	3,155	232,082
Columbia Financial, Inc.†	3,091	44,480
Consumer Portfolio Services, Inc.†	1,166	9,211
Dave, Inc.†	1,054	248,533
Diamond Hill Investment Group, Inc.	296	40,129
Enact Holdings, Inc.	3,307	114,951
Encore Capital Group, Inc.†	2,734	100,830
Enova International, Inc.†	2,853	298,310
Federal Agricultural Mtg. Corp., Class C	1,066	183,640
Finance Of America Cos, Inc., Class A†	505	10,873
First Western Financial, Inc.†	917	19,848
Forge Global Holdings, Inc.†	1,165	25,537
GBank Financial Holdings, Inc.†	1,023	38,398
GCM Grosvenor, Inc., Class A	4,893	57,688
International Money Express, Inc.†	3,405	30,611
LendingClub Corp.†	12,936	201,672
LendingTree, Inc.†	1,276	59,564
loanDepot, Inc., Class A†	9,283	14,760
Marex Group PLC	3,620	139,660
Medallion Financial Corp.	2,092	21,359
Moelis & Co., Class A	5,291	371,111
Navient Corp.	8,413	108,864
Nelnet, Inc., Class A	1,608	200,630
NerdWallet, Inc., Class A†	4,704	49,815
Onity Group, Inc.†	729	27,498
Oportun Financial Corp.†	3,806	23,331
OppFi, Inc.	2,758	29,345
Pagseguro Digital, Ltd., Class A	20,843	163,201
Paysign, Inc.†	3,765	28,012
PennyMac Financial Services, Inc.	3,326	309,784
Perella Weinberg Partners	6,931	138,204
Piper Sandler Cos.	1,990	627,487
PJT Partners, Inc., Class A	2,636	470,842
PRA Group, Inc.†	4,384	66,637
Radian Group, Inc.	16,086	524,564
Regional Management Corp.	1,059	35,201
Resolute Holdings Management, Inc.†	483	19,576
Security National Financial Corp., Class A†	1,757	14,899
Siebert Financial Corp.†	1,608	6,545
Silvercrest Asset Management Group, Inc., Class A	1,076	17,603
StepStone Group, Inc., Class A	7,134	423,474
StoneX Group, Inc.†	5,141	499,911
SWK Holdings Corp.	209	3,112
Upstart Holdings, Inc.†	9,619	786,257
Velocity Financial, Inc.†	1,155	19,173
Victory Capital Holdings, Inc., Class A	5,035	346,962
Virtus Investment Partners, Inc.	753	145,562
Vroom, Inc.†	122	3,065
Westwood Holdings Group, Inc.	847	14,806
WisdomTree, Inc.	13,685	181,600
World Acceptance Corp.†	383	60,254
		8,995,495
Electric — 1.8%
ALLETE, Inc.	6,656	438,830
Ameresco, Inc., Class A†	3,645	61,674
Avista Corp.	9,160	341,668
Black Hills Corp.	8,271	477,899
Genie Energy, Ltd., Class B	2,418	49,134
Hawaiian Electric Industries, Inc.†	19,664	210,798
MGE Energy, Inc.	4,199	356,663
Security Description	Shares or Principal Amount	Value

Electric (continued)
Northwestern Energy Group, Inc.	7,050	$ 378,585
Oklo, Inc.†	11,731	898,477
Ormat Technologies, Inc.	6,981	624,171
Otter Tail Corp.	4,384	338,357
Portland General Electric Co.	12,543	515,768
TXNM Energy, Inc.	10,546	598,907
Unitil Corp.	1,833	94,546
		5,385,477
Electrical Components & Equipment — 0.8%
American Superconductor Corp.†	4,343	246,899
Belden, Inc.	4,586	567,059
Energizer Holdings, Inc.	8,081	181,984
EnerSys	4,494	415,111
Graham Corp.†	1,167	66,694
Insteel Industries, Inc.	2,135	77,073
nLight, Inc.†	5,469	114,904
Novanta, Inc.†	4,106	505,120
Powell Industries, Inc.	1,086	257,491
		2,432,335
Electronics — 2.9%
Advanced Energy Industries, Inc.	4,289	595,828
Allient, Inc.	1,647	66,391
Applied Optoelectronics, Inc.†	6,111	139,759
Atkore, Inc.	3,924	302,226
Atmus Filtration Technologies, Inc.	9,521	370,462
Badger Meter, Inc.	3,390	639,896
Bel Fuse, Inc., Class A	183	20,959
Bel Fuse, Inc., Class B	1,194	155,268
Benchmark Electronics, Inc.	4,038	155,463
CTS Corp.	3,364	131,835
Enovix Corp.†	18,756	251,330
ESCO Technologies, Inc.	2,958	572,965
Evolv Technologies Holdings, Inc.†	14,755	96,719
Itron, Inc.†	5,191	646,487
Kimball Electronics, Inc.†	2,772	52,003
Knowles Corp.†	9,840	199,850
Kopin Corp.†	16,998	30,426
KULR Technology Group, Inc.†	3,749	20,582
Mesa Laboratories, Inc.	583	44,588
MicroVision, Inc.†	27,891	30,959
Mirion Technologies, Inc.†	23,891	533,964
M-Tron Industries, Inc.†	279	12,270
Napco Security Technologies, Inc.	4,027	122,944
Neonode, Inc.†	1,194	24,083
NEXTracker, Inc., Class A†	16,208	944,278
NVE Corp.	541	34,262
OSI Systems, Inc.†	1,824	403,122
Plexus Corp.†	3,071	391,553
Sanmina Corp.†	6,077	705,175
SKYX Platforms Corp.†	6,961	6,961
Standard BioTools, Inc.†	31,833	42,338
TTM Technologies, Inc.†	11,497	543,233
Turtle Beach Corp.†	2,044	29,720
Vicor Corp.†	2,668	118,566
Vishay Intertechnology, Inc.	14,094	231,001
		8,667,466
Energy-Alternate Sources — 0.4%
Array Technologies, Inc.†	17,126	111,319
ASP Isotopes, Inc.†	6,490	58,864
Complete Solaria, Inc.†	6,855	10,762
Eos Energy Enterprises, Inc.†	25,302	144,222

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Fluence Energy, Inc.†	8,634	$ 70,108
FutureFuel Corp.	2,580	10,449
Gevo, Inc.†	26,310	34,203
Green Plains, Inc.†	7,192	59,478
Montauk Renewables, Inc.†	8,849	19,202
OPAL Fuels, Inc., Class A†	2,403	5,695
Plug Power, Inc.†	103,946	155,919
REX American Resources Corp.†	1,648	86,158
Shoals Technologies Group, Inc., Class A†	19,206	103,520
Sunrun, Inc.†	25,056	257,075
T1 Energy, Inc.†	12,791	15,221
Verde Clean Fuels, Inc.†	15	44
		1,142,239
Engineering & Construction — 2.5%
908 Devices, Inc.†	3,049	19,971
Arcosa, Inc.	5,524	474,401
Bowman Consulting Group, Ltd.†	1,605	55,661
Centuri Holdings, Inc.†	1,801	39,262
Concrete Pumping Holdings, Inc.	2,649	18,093
Construction Partners, Inc., Class A†	5,338	538,337
Dycom Industries, Inc.†	3,203	860,998
Energy Services of America Corp.	1,344	14,690
Exponent, Inc.	5,782	398,727
Fluor Corp.†	19,126	1,085,783
Frontdoor, Inc.†	8,494	496,899
Granite Construction, Inc.	5,002	472,539
Great Lakes Dredge & Dock Corp.†	7,347	81,405
IES Holdings, Inc.†	1,028	362,956
Latham Group, Inc.†	4,860	32,951
Limbach Holdings, Inc.†	1,206	165,222
Mistras Group, Inc.†	2,373	18,842
MYR Group, Inc.†	1,799	348,106
NV5 Global, Inc.†	6,607	148,327
Orion Group Holdings, Inc.†	4,366	32,352
Primoris Services Corp.	6,156	579,710
Southland Holdings, Inc.†	523	2,249
Sterling Infrastructure, Inc.†	3,409	912,214
TSS, Inc.†	2,075	56,440
Tutor Perini Corp.†	5,124	246,721
		7,462,856
Entertainment — 1.1%
Accel Entertainment, Inc.†	6,068	78,034
AMC Entertainment Holdings, Inc., Class A†	49,493	143,530
Atlanta Braves Holdings, Inc., Class A†	768	36,173
Atlanta Braves Holdings, Inc., Class C†	5,250	233,940
Bally's Corp.†	834	7,740
Brightstar Lottery PLC	12,870	190,991
Cinemark Holdings, Inc.	12,171	327,035
Golden Entertainment, Inc.	2,164	60,852
IMAX Corp.†	4,931	127,170
Lionsgate Studios Corp.†	22,134	131,033
Madison Square Garden Entertainment Corp.†	4,531	171,226
Marriott Vacations Worldwide Corp.	3,675	273,677
Monarch Casino & Resort, Inc.	1,467	151,042
Pursuit Attractions & Hospitality, Inc.†	2,425	73,332
RCI Hospitality Holdings, Inc.	937	33,573
Red Rock Resorts, Inc., Class A	5,584	342,578
Reservoir Media, Inc.†	2,314	18,373
Rush Street Interactive, Inc.†	10,092	203,455
Six Flags Entertainment Corp.†	11,020	330,159
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Starz Entertainment Corp.†	1,296	$ 18,857
Super Group SGHC, Ltd.	18,117	194,758
United Parks & Resorts, Inc.†	3,088	146,155
Webtoon Entertainment, Inc.†	1,771	17,781
		3,311,464
Environmental Control — 0.5%
Arq, Inc.†	3,763	20,132
Casella Waste Systems, Inc., Class A†	7,184	781,116
CECO Environmental Corp.†	3,333	149,818
Energy Recovery, Inc.†	6,349	85,394
Enviri Corp.†	8,953	80,577
Montrose Environmental Group, Inc.†	3,587	81,389
Perma-Fix Environmental Services, Inc.†	1,913	22,038
Pure Cycle Corp.†	2,072	20,306
PureCycle Technologies, Inc.†	14,769	198,052
		1,438,822
Food — 1.2%
B&G Foods, Inc.	9,033	37,035
Beyond Meat, Inc.†	8,374	25,457
Calavo Growers, Inc.	1,941	51,048
Cal-Maine Foods, Inc.	5,225	580,707
Chefs' Warehouse, Inc.†	4,194	287,541
Grocery Outlet Holding Corp.†	10,775	141,907
Hain Celestial Group, Inc.†	10,055	15,786
HF Foods Group, Inc.†	4,854	13,154
Ingles Markets, Inc., Class A	1,665	104,779
J&J Snack Foods Corp.	1,766	199,364
John B. Sanfilippo & Son, Inc.	1,014	64,196
Lancaster Colony Corp.	2,286	406,360
Lifeway Foods, Inc.†	496	12,509
Mama's Creations, Inc.†	3,723	30,752
Mission Produce, Inc.†	5,483	67,660
Nathan's Famous, Inc.	319	30,305
Natural Grocers by Vitamin Cottage, Inc.	1,451	54,979
Seneca Foods Corp., Class A†	540	56,554
Simply Good Foods Co.†	10,668	324,947
SpartanNash Co.	3,833	101,728
SunOpta, Inc.†	10,928	63,710
Tootsie Roll Industries, Inc.	2,000	75,860
TreeHouse Foods, Inc.†	5,718	109,900
United Natural Foods, Inc.†	6,849	189,306
Utz Brands, Inc.	8,233	107,276
Village Super Market, Inc., Class A	985	33,884
Weis Markets, Inc.	1,878	135,986
WK Kellogg Co.	7,606	175,318
		3,498,008
Forest Products & Paper — 0.1%
Magnera Corp.†	3,785	47,123
Sylvamo Corp.	3,935	181,286
		228,409
Gas — 1.1%
Brookfield Infrastructure Corp., Class A	13,767	537,464
Chesapeake Utilities Corp.	2,601	311,808
New Jersey Resources Corp.	11,494	527,689
Northwest Natural Holding Co.	4,624	184,590
ONE Gas, Inc.	6,814	495,378
RGC Resources, Inc.	934	18,811

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Southwest Gas Holdings, Inc.	7,366	$ 575,579
Spire, Inc.	6,563	488,747
		3,140,066
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	3,238	107,081
Enerpac Tool Group Corp.	6,177	237,876
Franklin Electric Co., Inc.	4,542	426,721
Kennametal, Inc.	8,808	218,086
Luxfer Holdings PLC	3,024	36,348
		1,026,112
Healthcare-Products — 3.3%
10X Genomics, Inc., Class A†	12,006	161,481
Accuray, Inc.†	10,063	13,183
Adaptive Biotechnologies Corp.†	16,990	173,978
Alphatec Holdings, Inc.†	13,189	139,540
AngioDynamics, Inc.†	4,468	39,586
Anteris Technologies Global Corp.†	1,674	5,374
Artivion, Inc.†	4,413	136,406
AtriCure, Inc.†	5,502	193,120
Avanos Medical, Inc.†	4,903	54,766
Avita Medical, Inc.†	3,260	17,278
Axogen, Inc.†	5,022	65,738
Azenta, Inc.†	4,641	151,761
Beta Bionics, Inc.†	1,342	22,532
BioLife Solutions, Inc.†	4,332	92,098
Bioventus, Inc., Class A†	5,243	34,184
Butterfly Network, Inc.†	21,837	37,341
CareDx, Inc.†	6,225	76,474
Castle Biosciences, Inc.†	3,112	47,147
Ceribell, Inc.†	2,833	40,795
Cerus Corp.†	20,732	26,537
ClearPoint Neuro, Inc.†	2,962	30,805
CONMED Corp.	3,559	182,043
CVRx, Inc.†	1,847	14,702
Delcath Systems, Inc.†	3,425	36,819
Electromed, Inc.†	784	14,277
Embecta Corp.	6,733	68,407
Enovis Corp.†	6,501	174,227
Glaukos Corp.†	6,388	549,943
GRAIL, Inc.†	3,468	118,640
Guardant Health, Inc.†	13,643	559,090
Haemonetics Corp.†	5,732	424,397
ICU Medical, Inc.†	2,749	352,999
Inogen, Inc.†	2,678	16,898
Integer Holdings Corp.†	3,947	428,289
Integra LifeSciences Holdings Corp.†	7,816	102,702
iRadimed Corp.	911	53,148
iRhythm Technologies, Inc.†	3,626	508,293
Kestra Medical Technologies, Ltd.†	1,495	24,667
KORU Medical Systems, Inc.†	4,828	16,705
Lantheus Holdings, Inc.†	7,676	546,454
LeMaitre Vascular, Inc.	2,373	192,783
Lensar, Inc.†	1,070	13,792
LivaNova PLC†	6,233	262,970
Lucid Diagnostics, Inc.†	7,870	7,702
MaxCyte, Inc.†	12,864	26,500
Merit Medical Systems, Inc.†	6,687	567,459
MiMedx Group, Inc.†	13,706	98,546
Myomo, Inc.†	3,701	7,143
Neogen Corp.†	24,804	115,339
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
NeuroPace, Inc.†	2,734	$ 23,266
Novocure, Ltd.†	11,552	133,657
OmniAb, Inc.†	12,470	23,818
Omnicell, Inc.†	5,263	163,206
OraSure Technologies, Inc.†	8,165	25,965
Orthofix Medical, Inc.†	4,412	48,708
OrthoPediatrics Corp.†	1,894	39,244
Pacific Biosciences of California, Inc.†	33,121	45,707
PROCEPT BioRobotics Corp.†	5,973	289,750
Pulmonx Corp.†	4,702	8,652
Pulse Biosciences, Inc.†	1,953	29,334
Quanterix Corp.†	4,238	25,174
Quantum-Si, Inc.†	16,036	23,733
QuidelOrtho Corp.†	7,709	177,461
RxSight, Inc.†	4,081	31,750
Sanara Medtech, Inc.†	345	8,339
SANUWAVE Health, Inc.†	797	30,661
Semler Scientific, Inc.†	952	34,129
SI-BONE, Inc.†	4,567	77,776
STAAR Surgical Co.†	5,670	101,578
Stereotaxis, Inc.†	5,468	12,412
Surmodics, Inc.†	1,577	56,614
Tactile Systems Technology, Inc.†	2,466	24,611
Tandem Diabetes Care, Inc.†	7,571	117,956
TransMedics Group, Inc.†	3,780	449,707
Treace Medical Concepts, Inc.†	5,677	30,485
Twist Bioscience Corp.†	6,787	227,840
UFP Technologies, Inc.†	855	193,563
Utah Medical Products, Inc.	304	16,902
Varex Imaging Corp.†	4,666	33,968
Zimvie, Inc.†	2,996	56,295
		9,607,319
Healthcare-Services — 2.1%
Addus HomeCare Corp.†	2,065	220,501
agilon health, Inc.†	35,507	63,557
Ardent Health Partners LLC†	3,041	32,235
Astrana Health, Inc.†	4,904	117,009
Aveanna Healthcare Holdings, Inc.†	5,770	22,907
Blade Air Mobility, Inc.†	7,188	28,680
BrightSpring Health Services, Inc.†	9,608	198,405
Brookdale Senior Living, Inc.†	26,102	202,290
Clover Health Investments Corp.†	45,904	132,663
Community Health Systems, Inc.†	14,742	38,329
Concentra Group Holdings Parent, Inc.	13,438	268,357
CorVel Corp.†	3,311	293,355
DocGo, Inc.†	9,521	12,949
Enhabit, Inc.†	5,633	37,854
Ensign Group, Inc.	6,418	962,700
Fortrea Holdings, Inc.†	10,385	59,610
Fulgent Genetics, Inc.†	2,330	40,029
GeneDx Holdings Corp.†	2,135	217,663
Ginkgo Bioworks Holdings, Inc.†	4,420	58,079
HealthEquity, Inc.†	9,749	945,653
Innovage Holding Corp.†	2,153	7,148
Joint Corp.†	1,714	18,923
LifeStance Health Group, Inc.†	16,103	64,090
Nano-X Imaging, Ltd.†	7,305	34,407
National HealthCare Corp.	1,451	139,339
Neuronetics, Inc.†	4,111	18,047
Oncology Institute, Inc.†	6,710	24,626
OPKO Health, Inc.†	41,129	52,645
Oscar Health, Inc., Class A†	20,829	292,647

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
PACS Group, Inc.†	5,009	$ 55,400
Pediatrix Medical Group, Inc. †	9,962	122,034
Pennant Group, Inc.†	3,852	85,399
Personalis, Inc.†	5,701	31,241
Privia Health Group, Inc.†	13,223	258,113
RadNet, Inc.†	7,597	415,784
SBC Medical Group Holdings, Inc.†	645	2,793
Select Medical Holdings Corp.	12,715	188,055
Sonida Senior Living, Inc.†	627	15,311
Surgery Partners, Inc.†	8,837	193,972
Teladoc Health, Inc.†	19,932	143,710
U.S. Physical Therapy, Inc.	1,715	125,452
Viemed Healthcare, Inc.†	3,879	23,623
		6,265,584
Home Builders — 1.6%
Beazer Homes USA, Inc.†	3,310	77,785
Cavco Industries, Inc.†	890	359,266
Century Communities, Inc.	3,103	174,668
Champion Homes, Inc.†	6,145	374,231
Dream Finders Homes, Inc., Class A†	3,433	86,924
Forestar Group, Inc.†	2,079	51,559
Green Brick Partners, Inc.†	3,601	223,046
Hovnanian Enterprises, Inc., Class A†	570	68,098
Installed Building Products, Inc.	2,683	542,744
KB Home	7,959	439,814
LCI Industries	2,806	266,570
LGI Homes, Inc.†	2,375	126,516
M/I Homes, Inc.†	3,013	362,132
Meritage Homes Corp.	8,120	546,801
Taylor Morrison Home Corp.†	11,268	667,967
Tri Pointe Homes, Inc.†	10,362	319,150
Winnebago Industries, Inc.	3,118	92,667
		4,779,938
Home Furnishings — 0.3%
Arhaus, Inc.†	5,656	49,546
Daktronics, Inc.†	4,578	74,255
Ethan Allen Interiors, Inc.	2,640	78,593
Flexsteel Industries, Inc.	471	16,019
Hamilton Beach Brands Holding Co., Class A	932	14,511
Leggett & Platt, Inc.	15,169	144,864
Lovesac Co.†	1,728	31,121
MillerKnoll, Inc.	7,702	146,184
Sleep Number Corp.†	2,429	17,804
Sonos, Inc.†	13,623	147,265
Traeger, Inc.†	4,945	8,011
Xperi, Inc.†	5,032	30,293
		758,466
Household Products/Wares — 0.3%
ACCO Brands Corp.	10,545	39,544
Acme United Corp.	378	15,188
Central Garden & Pet Co.†	1,054	41,127
Central Garden & Pet Co., Class A†	5,879	208,822
Helen of Troy, Ltd.†	2,713	59,632
Quanex Building Products Corp.	5,245	102,172
Spectrum Brands Holdings, Inc.	2,908	155,607
WD-40 Co.	1,555	333,392
		955,484
Insurance — 2.1%
Ambac Financial Group, Inc.†	5,149	43,252
Security Description	Shares or Principal Amount	Value

Insurance (continued)
American Coastal Insurance Corp.	2,734	$ 28,461
AMERISAFE, Inc.	2,155	96,501
Baldwin Insurance Group, Inc.†	7,994	294,499
Bowhead Specialty Holdings, Inc.†	1,792	58,240
Citizens, Inc.†	5,141	19,639
CNO Financial Group, Inc.	11,255	414,634
Crawford & Co., Class A	1,717	16,432
Donegal Group, Inc., Class A	1,780	30,527
eHealth, Inc.†	3,272	11,125
Employers Holdings, Inc.	2,746	113,355
Essent Group, Ltd.	11,508	644,333
F&G Annuities & Life, Inc.	2,421	77,254
Fidelis Insurance Holdings, Ltd.	6,779	102,431
Genworth Financial, Inc.,†	46,871	368,406
GoHealth, Inc., Class A†	515	3,157
Goosehead Insurance, Inc., Class A	2,742	249,275
Greenlight Capital Re, Ltd., Class A†	3,073	39,949
Hamilton Insurance Group, Ltd., Class B†	5,116	109,943
HCI Group, Inc.	975	136,539
Heritage Insurance Holdings, Inc.†	2,586	54,539
Hippo Holdings, Inc.†	2,226	57,520
Horace Mann Educators Corp.	4,651	197,807
Investors Title Co.	161	34,006
James River Group Holdings, Ltd.	4,242	24,179
Kestrel Group, Ltd.†	604	16,417
Kingstone Cos, Inc.†	1,257	20,602
Kingsway Financial Services, Inc.†	2,061	28,813
Lemonade, Inc.†	6,328	238,439
MBIA, Inc.†	5,049	26,911
Mercury General Corp.	3,075	212,944
NI Holdings, Inc.†	883	11,249
NMI Holdings, Inc.†	8,930	333,267
Palomar Holdings, Inc.†	2,999	397,337
ProAssurance Corp.†	5,838	138,711
Root, Inc., Class A†	1,210	146,446
Safety Insurance Group, Inc.	1,661	116,851
Selective Insurance Group, Inc.	6,952	542,047
Selectquote, Inc.†	15,363	27,039
Skyward Specialty Insurance Group, Inc.†	4,202	212,537
Stewart Information Services Corp.	3,162	205,309
Tiptree, Inc.	2,691	55,919
Trupanion, Inc.†	4,219	200,023
United Fire Group, Inc.	2,373	63,003
Universal Insurance Holdings, Inc.	2,892	68,367
		6,288,234
Internet — 2.0%
1-800-Flowers.com, Inc., Class A†	3,127	18,481
Angi, Inc.†	4,926	79,900
Arena Group Holdings, Inc.†	1,467	8,963
AudioEye, Inc.†	747	9,569
Backblaze, Inc., Class A†	6,090	30,389
BARK, Inc.†	12,134	10,452
Beyond, Inc.†	6,255	55,982
Bumble, Inc., Class A†	9,802	76,260
Cargurus, Inc.†	9,448	310,083
Cars.com, Inc.†	7,604	97,863
Cogent Communications Holdings, Inc.	5,177	236,019
Couchbase, Inc.†	4,895	118,753
Crexendo, Inc.†	1,644	9,157
Entravision Communications Corp., Class A	7,941	17,550
ePlus, Inc.†	2,977	192,850
Eventbrite, Inc., Class A†	8,181	19,962

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
EverQuote, Inc., Class A†	3,113	$ 76,549
Figs, Inc., Class A†	10,061	65,397
fuboTV, Inc.†	38,992	155,188
Gaia, Inc.†	1,937	8,135
Gambling.com Group, Ltd.†	1,626	17,187
Getty Images Holdings, Inc.†	12,575	22,258
Grindr, Inc.†	3,794	66,319
Groupon, Inc.†	2,845	87,740
HealthStream, Inc.	2,787	72,908
Hims & Hers Health, Inc.†	21,773	1,440,937
Lands' End, Inc.†	1,871	21,947
LifeMD, Inc.†	4,393	45,731
Liquidity Services, Inc.†	2,656	63,425
Magnite, Inc.†	15,922	366,365
MediaAlpha, Inc., Class A†	3,556	35,631
Nerdy, Inc.†	10,525	15,893
Newsmax, Inc.†	864	11,483
Nextdoor Holdings, Inc.†	24,071	42,124
Open Lending Corp.†	10,907	23,886
OptimizeRx Corp.†	2,018	25,467
Q2 Holdings, Inc.†	7,111	577,413
QuinStreet, Inc.†	6,255	102,645
RealReal, Inc.†	11,188	58,849
Revolve Group, Inc.†	4,630	96,072
Rumble, Inc.†	8,958	75,606
Serve Robotics, Inc.†	5,329	54,303
Shutterstock, Inc.	2,752	52,728
Sprinklr, Inc., Class A†	13,111	118,130
Stitch Fix, Inc., Class A†	11,457	54,192
Travelzoo†	722	7,213
Triller Group, Inc.†	11,715	6,316
TripAdvisor, Inc.†	13,233	231,445
TrueCar, Inc.†	8,933	16,347
Tucows, Inc., Class A†	713	12,285
Upwork, Inc.†	14,091	168,528
Vivid Seats, Inc., Class A†	7,491	11,611
Yelp, Inc.†	7,198	247,827
Ziff Davis, Inc.†	4,865	151,399
		5,999,712
Investment Companies — 1.1%
Bit Digital, Inc.†	20,627	60,025
Bitdeer Technologies Group†	10,208	131,581
Cannae Holdings, Inc.	6,551	140,060
Cipher Mining, Inc.†	30,154	164,641
Cleanspark, Inc.†	31,706	360,497
Compass Diversified Holdings	7,539	48,174
Core Scientific, Inc.†	31,399	425,143
FTAI Infrastructure, Inc.	10,912	68,418
HA Sustainable Infrastructure Capital, Inc.	13,918	361,450
Hut 8 Corp.†	10,718	227,543
MARA Holdings, Inc.†	39,644	637,476
NewtekOne, Inc.	2,801	32,043
Riot Platforms, Inc.†	37,592	504,109
Terawulf, Inc.†	30,073	155,177
		3,316,337
Iron/Steel — 0.2%
Commercial Metals Co.	12,958	672,002
Friedman Industries, Inc.	756	11,461
		683,463
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.7%
Acushnet Holdings Corp.	3,220	$ 256,376
American Outdoor Brands, Inc.†	1,397	13,146
Escalade, Inc.	1,135	13,949
Global Business Travel Group I†	10,743	69,078
Johnson Outdoors, Inc., Class A	537	17,828
Life Time Group Holdings, Inc.†	15,441	443,466
Lindblad Expeditions Holdings, Inc.†	4,134	49,401
Livewire Group, Inc.†	4,176	15,660
Malibu Boats, Inc., Class A†	2,098	69,884
Marine Products Corp.	993	8,530
MasterCraft Boat Holdings, Inc.†	1,873	36,224
OneSpaWorld Holdings, Ltd.	11,365	251,394
Peloton Interactive, Inc., Class A†	42,394	302,693
Polaris, Inc.	6,128	324,232
Sabre Corp.†	44,629	135,226
Topgolf Callaway Brands Corp.†	15,831	146,437
Xponential Fitness, Inc., Class A†	3,137	32,813
		2,186,337
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	6,966	312,216
Marcus Corp.	2,640	43,217
		355,433
Machinery-Construction & Mining — 0.9%
Argan, Inc.	1,508	369,430
Astec Industries, Inc.	2,553	101,252
Bloom Energy Corp., Class A†	23,292	870,888
Hyster-Yale, Inc.	1,296	54,445
Lightbridge Corp.†	2,132	28,739
Manitowoc Co., Inc.†	3,899	49,712
NANO Nuclear Energy, Inc.†	3,041	107,743
Net Power, Inc.†	3,861	11,120
NuScale Power Corp.†	14,416	723,827
Terex Corp.	7,538	383,383
		2,700,539
Machinery-Diversified — 2.0%
Aebi Schmidt Holding AG†	4,268	43,960
Alamo Group, Inc.	1,177	261,977
Albany International Corp., Class A	3,522	190,857
Cactus, Inc., Class A	7,797	329,891
Chart Industries, Inc.†	5,169	1,027,752
Columbus McKinnon Corp.	3,152	46,177
CSW Industrials, Inc.	1,862	483,152
DXP Enterprises, Inc.†	1,479	167,512
Eastman Kodak Co.†	6,842	45,841
Gencor Industries, Inc.†	1,164	16,971
Gorman-Rupp Co.	2,371	97,590
Ichor Holdings, Ltd.†	3,790	75,004
Kadant, Inc.	1,340	445,912
Lindsay Corp.	1,240	169,272
Mueller Water Products, Inc., Class A	17,744	439,342
Palladyne AI Corp.†	2,903	23,747
Power Solutions International, Inc.†	745	69,844
Pro-Dex, Inc.†	240	12,012
Richtech Robotics, Inc.†	7,863	14,940
Tennant Co.	2,123	175,232
Thermon Group Holdings, Inc.†	3,805	107,605
Watts Water Technologies, Inc., Class A	3,139	823,423
Zurn Elkay Water Solutions Corp.	17,181	760,259
		5,828,272

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.4%
Altice USA, Inc., Class A†	29,724	$ 77,282
AMC Networks, Inc., Class A†	3,742	22,415
Cable One, Inc.	635	81,267
CuriosityStream, Inc.	3,634	17,625
E.W. Scripps Co., Class A†	6,936	20,739
Gannett Co., Inc.†	16,057	61,177
Gray Media, Inc.	9,679	43,652
iHeartMedia, Inc., Class A†	13,618	25,466
Liberty Latin America, Ltd., Class A†	3,558	25,084
Liberty Latin America, Ltd., Class C†	14,262	101,831
Scholastic Corp.	2,627	64,808
Sinclair, Inc.	4,393	63,523
Sphere Entertainment Co.†	3,176	136,727
TEGNA, Inc.	18,412	307,481
Thryv Holdings, Inc.†	4,383	57,680
Value Line, Inc.	110	4,085
WideOpenWest, Inc.†	5,701	19,212
		1,130,054
Metal Fabricate/Hardware — 0.7%
Ascent Industries Co.†	904	11,598
AZZ, Inc.	3,377	369,781
Eastern Co.	653	15,052
Helios Technologies, Inc.	3,753	137,698
Hillman Solutions Corp.†	22,527	177,738
Janus International Group, Inc.†	15,750	134,977
L.B. Foster Co., Class A†	1,167	27,424
Mayville Engineering Co., Inc.†	1,552	26,027
Metallus, Inc.†	4,715	74,497
Olympic Steel, Inc.	1,116	34,708
Omega Flex, Inc.	401	12,792
Park-Ohio Holdings Corp.	1,037	17,007
Proto Labs, Inc.†	2,811	121,210
Ryerson Holding Corp.	3,049	62,809
Standex International Corp.	1,348	222,070
Tredegar Corp.†	3,035	26,435
Worthington Enterprises, Inc.	3,594	222,720
Worthington Steel, Inc.	3,843	117,288
Xometry, Inc., Class A†	4,928	159,372
		1,971,203
Mining — 1.3%
American Battery Technology Co.†	9,224	20,016
Caledonia Mining Corp. PLC	1,860	36,623
Centrus Energy Corp., Class A†	1,681	362,087
Century Aluminum Co.†	5,933	125,661
Coeur Mining, Inc.†	73,170	635,847
Compass Minerals International, Inc.†	3,952	78,763
Constellium SE†	16,186	221,910
Contango ORE, Inc.†	1,180	21,995
Critical Metals Corp.†	3,677	13,862
Dakota Gold Corp.†	9,786	35,230
Encore Energy Corp.†	20,539	54,223
Energy Fuels, Inc.†	23,681	215,260
Ferroglobe PLC	13,592	57,494
Hecla Mining Co.	68,251	391,761
Idaho Strategic Resources, Inc.†	1,427	23,403
Ivanhoe Electric, Inc.†	9,800	93,688
Kaiser Aluminum Corp.	1,837	142,019
Lifezone Metals, Ltd.†	4,910	21,653
MAC Copper, Ltd.†	8,115	97,624
NioCorp Developments, Ltd.†	5,890	16,610
Security Description	Shares or Principal Amount	Value

Mining (continued)
Novagold Resources, Inc.†	28,469	$ 147,754
Perpetua Resources Corp.†	5,258	79,396
Piedmont Lithium, Inc.†	2,175	15,878
SSR Mining, Inc.†	23,402	279,654
United States Antimony Corp.†	10,414	31,867
United States Lime & Minerals, Inc.	1,217	121,189
Uranium Energy Corp.†	48,412	419,732
US Gold Corp.†	1,252	12,795
Vox Royalty Corp.	4,560	14,455
		3,788,449
Miscellaneous Manufacturing — 1.5%
Byrna Technologies, Inc.†	2,068	45,930
Core Molding Technologies, Inc.†	919	15,292
Enpro, Inc.	2,415	512,970
Fabrinet†	4,128	1,336,357
Federal Signal Corp.	6,864	868,777
Hillenbrand, Inc.	8,100	167,751
JBT Marel Corp.	5,969	822,528
LSB Industries, Inc.†	6,032	46,627
Materion Corp.	2,364	248,929
Myers Industries, Inc.	4,384	64,226
NL Industries, Inc.	1,151	7,102
Outdoor Holding Co.†	10,304	12,159
Park Aerospace Corp.	2,076	37,410
Sight Sciences, Inc.†	4,696	15,638
Smith & Wesson Brands, Inc.	4,981	39,599
Sturm Ruger & Co., Inc.	1,858	63,469
Trinity Industries, Inc.	9,354	217,948
		4,522,712
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,310	132,268
Office Furnishings — 0.2%
CompX International, Inc.	173	4,031
HNI Corp.	5,371	276,284
Interface, Inc.	6,624	136,587
Steelcase, Inc., Class A	10,471	108,165
Virco Mfg. Corp.	1,275	9,869
		534,936
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	12,968	147,316
Xerox Holdings Corp.	13,160	53,298
		200,614
Oil & Gas — 2.3%
Berry Corp.	8,665	26,168
BKV Corp.†	1,905	39,319
Borr Drilling, Ltd.	26,012	52,804
California Resources Corp.	7,433	358,122
CNX Resources Corp.†	16,508	500,358
Comstock Resources, Inc.†	8,426	150,573
Crescent Energy Co., Class A	20,346	187,997
CVR Energy, Inc.	3,865	103,505
Delek US Holdings, Inc.	7,080	158,380
Diversified Energy Co. PLC	6,252	94,155
Empire Petroleum Corp.†	1,951	8,819
Epsilon Energy, Ltd.	2,189	13,681
Evolution Petroleum Corp.	3,468	16,750
Granite Ridge Resources, Inc.	5,956	30,912
Gulfport Energy Corp.†	1,732	301,593
Helmerich & Payne, Inc.	11,145	180,661

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
HighPeak Energy, Inc.	1,766	$ 17,607
Infinity Natural Resources, Inc., Class A†	1,675	24,974
Kolibri Global Energy, Inc.†	4,010	24,621
Kosmos Energy, Ltd.†	54,188	116,504
Magnolia Oil & Gas Corp., Class A	21,193	504,817
Murphy Oil Corp.	15,685	389,145
Nabors Industries, Ltd.†	1,608	55,926
NextNRG, Inc.†	1,993	2,651
Noble Corp. PLC	14,366	385,153
Northern Oil & Gas, Inc.	10,620	299,059
Par Pacific Holdings, Inc.†	6,112	191,795
Patterson-UTI Energy, Inc.	40,175	237,434
PBF Energy, Inc., Class A	9,534	215,468
Prairie Operating Co.†	2,456	7,589
PrimeEnergy Resources Corp.†	83	13,991
Riley Exploration Permian, Inc.	1,499	39,334
Sable Offshore Corp.†	7,778	238,551
SandRidge Energy, Inc.	3,871	40,220
Seadrill, Ltd.†	7,384	215,317
Sitio Royalties Corp., Class A	8,881	161,368
SM Energy Co.	12,944	357,125
Talos Energy, Inc.†	13,692	117,067
Transocean, Ltd.†	84,745	247,455
VAALCO Energy, Inc.	12,446	46,299
Valaris, Ltd.†	7,248	352,470
Vital Energy, Inc.†	3,342	62,462
Vitesse Energy, Inc.	3,353	80,237
W&T Offshore, Inc.	11,605	20,541
		6,688,977
Oil & Gas Services — 1.0%
Archrock, Inc.	18,879	441,014
Aris Water Solutions, Inc., Class A	3,511	74,679
Atlas Energy Solutions, Inc.	8,867	115,271
Bristow Group, Inc.†	3,235	111,834
Core Laboratories, Inc.	5,283	57,796
DMC Global, Inc.†	2,437	19,715
DNOW, Inc.†	12,256	190,703
Expro Group Holdings NV†	11,741	126,568
Flotek Industries, Inc.†	1,620	19,521
Flowco Holdings, Inc., Class A	2,092	39,120
Forum Energy Technologies, Inc.†	1,327	26,155
Helix Energy Solutions Group, Inc.†	16,405	97,282
Innovex International, Inc.†	4,409	72,396
Kodiak Gas Services, Inc.	6,137	198,409
Liberty Energy, Inc.	17,910	221,009
Mammoth Energy Services, Inc.†	2,749	7,147
Matrix Service Co.†	3,044	46,512
National Energy Services Reunited Corp.†	6,935	46,257
Natural Gas Services Group, Inc.†	1,213	29,221
Oceaneering International, Inc.†	10,690	231,973
Oil States International, Inc.†	6,697	33,418
ProFrac Holding Corp., Class A†	2,714	19,052
ProPetro Holding Corp.†	10,079	54,024
Ranger Energy Services, Inc., Class A	1,877	25,133
RPC, Inc.	10,210	47,477
SEACOR Marine Holdings, Inc.†	2,759	13,795
Select Water Solutions, Inc.	10,661	102,665
Solaris Energy Infrastructure, Inc.	4,147	135,483
TETRA Technologies, Inc.†	14,511	59,495
Tidewater, Inc.†	5,816	290,858
		2,953,982
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	16,708	$ 66,164
Clearwater Paper Corp.†	1,836	41,420
Greif, Inc., Class A	2,895	183,630
Greif, Inc., Class B	528	34,663
Karat Packaging, Inc.	801	21,811
O-I Glass, Inc.†	17,606	229,054
Ranpak Holdings Corp.†	5,137	18,750
TriMas Corp.	3,777	134,952
		730,444
Pharmaceuticals — 2.6%
Aclaris Therapeutics, Inc.†	10,320	15,790
Actuate Therapeutics, Inc.†	672	4,872
AdaptHealth Corp.†	11,445	102,662
Aduro Biotech Holding, Inc. CVR†(1)	1,482	356
Agios Pharmaceuticals, Inc.†	6,450	240,069
Akebia Therapeutics, Inc.†	28,423	104,739
Alector, Inc.†	8,009	11,933
Alkermes PLC†	18,447	488,661
Amneal Pharmaceuticals, Inc.†	17,108	133,785
Amphastar Pharmaceuticals, Inc.†	4,441	93,039
Amylyx Pharmaceuticals, Inc.†	7,885	63,317
Anika Therapeutics, Inc.†	1,467	12,110
Aquestive Therapeutics, Inc.†	9,782	37,563
Arvinas, Inc.†	7,493	55,748
aTyr Pharma, Inc.†	9,889	46,676
Avadel Pharmaceuticals PLC†	10,589	111,290
Biote Corp., Class A†	3,045	12,393
Catalyst Pharmaceuticals, Inc.†	13,162	280,745
Cidara Therapeutics, Inc.†	1,912	121,049
Coherus Biosciences, Inc.†	9,982	9,385
Collegium Pharmaceutical, Inc.†	3,660	109,288
CorMedix, Inc.†	7,128	83,184
Corvus Pharmaceuticals, Inc.†	5,955	24,832
Enanta Pharmaceuticals, Inc.†	1,949	14,773
Enliven Therapeutics, Inc.†	4,261	80,149
Eton Pharmaceuticals, Inc.†	2,915	41,276
Fennec Pharmaceuticals, Inc.†	2,693	22,029
FitLife Brands, Inc.†	444	5,550
Foghorn Therapeutics, Inc.†	3,269	17,162
Fulcrum Therapeutics, Inc.†	6,155	41,423
Guardian Pharmacy Services, Inc., Class A†	1,450	30,305
Gyre Therapeutics, Inc.†	1,550	10,927
Harmony Biosciences Holdings, Inc.†	4,973	174,950
Harrow, Inc.†	3,525	111,954
Herbalife, Ltd.†	11,344	104,365
Heron Therapeutics, Inc.†	17,391	30,086
Indivior PLC†	13,793	278,619
Inhibikase Therapeutics, Inc.†	6,875	10,862
Ironwood Pharmaceuticals, Inc.†	18,272	13,960
Journey Medical Corp.†	1,380	10,143
KalVista Pharmaceuticals, Inc.†	4,536	61,826
Lifevantage Corp.	1,203	15,098
Madrigal Pharmaceuticals, Inc.†	1,929	583,542
MannKind Corp.†	34,423	130,119
Maze Therapeutics, Inc.†	1,013	14,942
MediWound, Ltd.†	1,053	19,628
Mirum Pharmaceuticals, Inc.†	4,943	255,454
Nature's Sunshine Products, Inc.†	1,669	23,383
Neurogene, Inc.†	1,379	30,021
Nuvectis Pharma, Inc.†	1,464	10,189
Ocular Therapeutix, Inc.†	15,982	185,072
Option Care Health, Inc.†	18,740	550,019

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
ORIC Pharmaceuticals, Inc.†	5,101	$ 50,857
Owens & Minor, Inc.†	8,454	58,586
Pacira BioSciences, Inc.†	5,127	108,128
Phibro Animal Health Corp., Class A	2,310	61,215
Premier, Inc., Class A	10,400	223,392
Protagonist Therapeutics, Inc.†	6,675	359,515
Rhythm Pharmaceuticals, Inc.†	6,199	528,341
Scpharmaceuticals, Inc.†	4,456	22,636
SELLAS Life Sciences Group, Inc.†	10,850	17,251
SIGA Technologies, Inc.	4,833	31,946
Sionna Therapeutics, Inc.†	1,402	23,498
Spyre Therapeutics, Inc.†	5,670	96,220
Supernus Pharmaceuticals, Inc.†	6,134	215,303
Tonix Pharmaceuticals Holding Corp.†	860	32,405
Trevi Therapeutics, Inc.†	8,214	60,825
TuHURA Biosciences, Inc.†	2,920	7,242
USANA Health Sciences, Inc.†	1,290	37,913
Vanda Pharmaceuticals, Inc.†	5,946	25,330
Vaxcyte, Inc.†	14,300	485,485
Voyager Therapeutics, Inc.†	4,416	14,087
Xeris Biopharma Holdings, Inc.†	16,565	84,316
Y-mAbs Therapeutics, Inc.†	3,663	16,374
		7,602,177
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	2,619	67,203
Golar LNG, Ltd.	11,368	467,907
Kinetik Holdings, Inc.	5,040	218,635
New Fortress Energy, Inc.†	19,234	52,413
NextDecade Corp.†	15,213	172,820
Summit Midstream Corp.†	1,125	28,665
		1,007,643
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	1,965	25,525
P10, Inc., Class A	6,185	76,075
Patria Investments, Ltd., Class A	6,868	95,809
		197,409
Real Estate — 0.6%
American Realty Investors, Inc.†	213	2,673
Anywhere Real Estate, Inc.†	12,032	55,588
Compass, Inc., Class A†	52,292	415,199
Douglas Elliman, Inc.†	8,337	22,927
eXp World Holdings, Inc.	9,209	99,273
FRP Holdings, Inc.†	1,508	39,811
Kennedy-Wilson Holdings, Inc.	13,925	101,931
Legacy Housing Corp.†	1,268	28,378
Marcus & Millichap, Inc.	2,748	85,628
Maui Land & Pineapple Co., Inc.†	1,022	17,384
McGrath RentCorp	2,804	349,911
Mobile Infrastructure Corp.†	1,637	6,024
Newmark Group, Inc., Class A	15,745	238,852
RE/MAX Holdings, Inc., Class A†	2,364	18,179
Real Brokerage, Inc.†	12,404	48,996
RMR Group, Inc., Class A	1,912	30,707
Seaport Entertainment Group, Inc.†	849	19,586
Sky Harbour Group Corp.†	2,418	23,624
St. Joe Co.	4,332	218,766
Stratus Properties, Inc.†	716	11,409
Transcontinental Realty Investors, Inc.†	215	8,815
		1,843,661
Security Description	Shares or Principal Amount	Value

REITS — 6.3%
Acadia Realty Trust	15,171	$ 284,001
ACRES Commercial Realty Corp.†	700	13,776
Advanced Flower Capital, Inc.	2,033	8,966
AG Mtg. Investment Trust, Inc.	3,256	24,615
Alexander & Baldwin, Inc.	8,234	148,047
Alexander's, Inc.	250	62,798
Alpine Income Property Trust, Inc.	1,416	19,895
American Assets Trust, Inc.	5,914	112,543
American Healthcare REIT, Inc.	18,192	702,939
Angel Oak Mtg. REIT, Inc.	1,344	12,445
Apartment Investment & Management Co., Class A	15,084	126,856
Apollo Commercial Real Estate Finance, Inc.	15,959	153,526
Apple Hospitality REIT, Inc.	25,790	303,033
Arbor Realty Trust, Inc.	17,257	192,588
Ares Commercial Real Estate Corp.	6,043	27,012
Armada Hoffler Properties, Inc.	9,074	61,975
ARMOUR Residential REIT, Inc.	9,381	153,004
Blackstone Mtg. Trust, Inc., Class A	18,503	341,935
Braemar Hotels & Resorts, Inc.	6,813	14,989
Brandywine Realty Trust	19,048	76,192
BrightSpire Capital, Inc.	14,613	75,695
Broadstone Net Lease, Inc.	21,677	352,034
BRT Apartments Corp.	1,290	18,770
CareTrust REIT, Inc.	21,492	683,446
CBL & Associates Properties, Inc.	2,473	66,919
Centerspace	1,916	104,288
Chatham Lodging Trust	5,744	39,174
Chimera Investment Corp.	9,112	121,827
Claros Mtg. Trust, Inc.	10,870	30,980
Clipper Realty, Inc.	1,914	6,661
Community Healthcare Trust, Inc.	3,126	48,047
COPT Defense Properties	12,964	353,658
CTO Realty Growth, Inc.	3,478	57,422
Curbline Properties Corp.	11,203	247,586
DiamondRock Hospitality Co.	23,840	184,045
Diversified Healthcare Trust	25,634	83,823
Douglas Emmett, Inc.	14,684	222,609
Dynex Capital, Inc.	11,991	149,168
Easterly Government Properties, Inc.	4,506	99,132
Ellington Financial, Inc.	10,501	133,258
Elme Communities	9,891	149,156
Empire State Realty Trust, Inc., Class A	15,413	111,590
Essential Properties Realty Trust, Inc.	22,705	692,275
Farmland Partners, Inc.	4,977	52,109
Four Corners Property Trust, Inc.	11,464	289,351
Franklin BSP Realty Trust, Inc.	9,310	94,031
Franklin Street Properties Corp.	10,036	16,559
FrontView REIT, Inc.	2,020	23,775
Getty Realty Corp.	5,902	164,017
Gladstone Commercial Corp.	5,204	68,433
Gladstone Land Corp.	3,801	34,969
Global Medical REIT, Inc.	7,296	48,737
Global Net Lease, Inc.	22,669	158,456
Great Ajax Corp.	4,788	12,449
Hudson Pacific Properties, Inc.†	35,974	88,136
Independence Realty Trust, Inc.	26,456	443,667
Industrial Logistics Properties Trust	7,386	39,294
Innovative Industrial Properties, Inc.	3,188	164,820
InvenTrust Properties Corp.	8,876	244,711
Invesco Mtg. Capital, Inc.	7,532	56,867
JBG SMITH Properties	8,404	177,997
Kite Realty Group Trust	25,125	552,248
KKR Real Estate Finance Trust, Inc.	6,822	61,671

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Ladder Capital Corp.	12,842	$ 140,235
LTC Properties, Inc.	5,199	176,974
Lument Finance Trust, Inc.	5,188	11,206
LXP Industrial Trust	33,514	260,069
Macerich Co.	28,893	482,802
MFA Financial, Inc.	11,580	105,262
Modiv Industrial, Inc.	1,063	15,254
National Health Investors, Inc.	5,258	367,324
NET Lease Office Properties†	1,680	55,759
NETSTREIT Corp.	9,352	170,487
New York Mtg. Trust, Inc.	9,327	59,040
NexPoint Diversified Real Estate Trust	3,877	17,020
Nexpoint Real Estate Finance, Inc.	925	12,765
NexPoint Residential Trust, Inc.	2,569	80,101
One Liberty Properties, Inc.	2,086	46,685
Orchid Island Capital, Inc.	12,261	85,337
Outfront Media, Inc.	16,342	286,475
Paramount Group, Inc.†	21,342	130,613
Peakstone Realty Trust	4,417	60,071
Pebblebrook Hotel Trust	13,422	134,623
PennyMac Mtg. Investment Trust	9,830	115,896
Phillips Edison & Co., Inc.	14,366	485,427
Piedmont Office Realty Trust, Inc.	13,876	104,903
Plymouth Industrial REIT, Inc.	4,537	65,877
Postal Realty Trust, Inc., Class A	2,529	34,673
PotlatchDeltic Corp.	8,893	363,635
Ready Capital Corp.	18,610	78,348
Redwood Trust, Inc.	14,895	81,327
RLJ Lodging Trust	16,979	125,645
Ryman Hospitality Properties, Inc.	6,723	639,088
Sabra Health Care REIT, Inc.	27,048	487,675
Safehold, Inc.	6,386	89,340
Saul Centers, Inc.	1,400	45,108
Service Properties Trust	18,663	49,084
Seven Hills Realty Trust	1,447	14,890
Sila Realty Trust, Inc.	6,329	154,681
SITE Centers Corp.	5,735	61,766
SL Green Realty Corp.	8,211	470,080
Smartstop Self Storage REIT, Inc.	3,218	109,026
Strawberry Fields REIT, Inc.	1,174	12,045
Summit Hotel Properties, Inc.	12,541	65,464
Sunrise Realty Trust, Inc.	1,329	13,303
Sunstone Hotel Investors, Inc.	22,695	198,581
Tanger, Inc.	12,715	381,704
Terreno Realty Corp.	11,687	648,512
TPG RE Finance Trust, Inc.	7,793	67,799
Two Harbors Investment Corp.	11,747	114,533
UMH Properties, Inc.	8,879	144,550
Uniti Group, Inc.†	27,499	146,295
Universal Health Realty Income Trust	1,473	57,138
Urban Edge Properties	14,471	285,368
Veris Residential, Inc.	9,040	127,283
Whitestone REIT	5,586	68,093
Xenia Hotels & Resorts, Inc.	11,534	146,597
		18,416,831
Retail — 3.9%
Abercrombie & Fitch Co., Class A†	5,361	514,763
Academy Sports & Outdoors, Inc.	7,691	390,626
Advance Auto Parts, Inc.	6,827	362,309
American Eagle Outfitters, Inc.	18,484	199,627
America's Car-Mart, Inc.†	847	38,149
Security Description	Shares or Principal Amount	Value

Retail (continued)
Arko Corp.	9,329	$ 38,902
Asbury Automotive Group, Inc.†	2,245	498,659
Barnes & Noble Education, Inc.†	1,702	15,029
Bassett Furniture Industries, Inc.	927	14,665
Biglari Holdings, Inc., Class B†	82	25,282
BJ's Restaurants, Inc.†	2,438	86,378
Bloomin' Brands, Inc.	9,594	87,401
BlueLinx Holdings, Inc.†	925	67,775
Boot Barn Holdings, Inc.†	3,500	601,650
Brinker International, Inc.†	5,060	797,456
Buckle, Inc.	3,609	178,176
Build-A-Bear Workshop, Inc.	1,380	69,980
Caleres, Inc.	3,696	50,746
Camping World Holdings, Inc., Class A	6,883	95,261
Cheesecake Factory, Inc.	5,462	349,077
Citi Trends, Inc.†	810	24,721
Clean Energy Fuels Corp.†	19,311	39,201
Cracker Barrel Old Country Store, Inc.	2,539	157,418
Dave & Buster's Entertainment, Inc.†	3,092	90,410
Denny's Corp.†	5,853	21,773
Designer Brands, Inc., Class A	3,860	10,885
Dine Brands Global, Inc.	1,699	38,414
El Pollo Loco Holdings, Inc.†	2,913	30,004
Envela Corp.†	760	4,119
EVgo, Inc.†	14,575	49,118
First Watch Restaurant Group, Inc.†	4,643	80,278
FirstCash Holdings, Inc.	4,507	600,738
Foot Locker, Inc.†	9,733	243,714
Genesco, Inc.†	1,141	27,453
GMS, Inc.†	4,413	483,841
Group 1 Automotive, Inc.	1,434	591,023
Haverty Furniture Cos., Inc.	1,596	32,926
J. Jill, Inc.	651	10,208
Jack in the Box, Inc.	2,114	41,646
Kohl's Corp.	12,405	134,470
Krispy Kreme, Inc.	9,422	34,108
Kura Sushi USA, Inc., Class A†	761	66,770
La-Z-Boy, Inc.	4,721	169,814
MarineMax, Inc.†	2,412	54,704
Movado Group, Inc.	1,708	26,491
National Vision Holdings, Inc.†	8,903	215,987
Nu Skin Enterprises, Inc., Class A	5,497	46,065
ODP Corp.†	3,316	59,158
OneWater Marine, Inc., Class A†	1,357	20,816
Papa John's International, Inc.	3,738	158,529
Patrick Industries, Inc.	3,713	361,052
PC Connection, Inc.	1,310	80,683
Petco Health & Wellness Co., Inc.†	10,005	30,115
Portillo's, Inc., Class A†	6,269	62,439
Potbelly Corp.†	3,031	36,463
PriceSmart, Inc.	2,948	316,910
Sally Beauty Holdings, Inc.†	11,465	111,669
Savers Value Village, Inc.†	2,668	27,774
Shake Shack, Inc., Class A†	4,423	532,264
Shoe Carnival, Inc.	2,022	41,370
Signet Jewelers, Ltd.	4,772	377,465
Sonic Automotive, Inc., Class A	1,670	120,825
Sweetgreen, Inc., Class A†	11,798	151,958
Tile Shop Holdings, Inc.†	3,241	20,451
Urban Outfitters, Inc.†	7,229	544,199
Victoria's Secret & Co.†	7,785	146,358
Warby Parker, Inc., Class A†	11,173	267,593

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Winmark Corp.	339	$ 127,945
Zumiez, Inc.†	1,888	25,885
		11,430,131
Savings & Loans — 1.2%
Axos Financial, Inc.†	6,027	520,432
Banc of California, Inc.	15,931	231,318
Bankfinancial Corp.	1,268	14,100
Berkshire Hills Bancorp, Inc.	5,288	130,296
Brookline Bancorp, Inc.	9,853	101,683
BV Financial, Inc.†	985	15,405
Capitol Federal Financial, Inc.	14,220	85,604
CF Bankshares, Inc.	437	10,313
Citizens Community Bancorp, Inc.	1,091	16,081
Eagle Bancorp Montana, Inc.	842	13,573
Finward Bancorp	390	10,815
First Capital, Inc.	371	13,178
First Savings Financial Grp	630	16,115
Flagstar Financial, Inc.	34,561	390,194
Flushing Financial Corp.	3,608	43,260
FS Bancorp, Inc.	753	29,435
Greene County Bancorp, Inc.	792	18,763
Hingham Institution for Savings	177	43,344
Home Bancorp, Inc.	797	41,675
HomeTrust Bancshares, Inc.	1,829	71,075
Northfield Bancorp, Inc.	4,312	45,923
Northwest Bancshares, Inc.	16,607	194,302
OceanFirst Financial Corp.	6,507	109,188
Pacific Premier Bancorp, Inc.	10,973	237,785
Provident Financial Services, Inc.	12,255	223,286
Riverview Bancorp, Inc.	2,323	11,452
Sound Financial Bancorp, Inc.	243	11,190
Southern Missouri Bancorp, Inc.	1,075	58,147
Timberland Bancorp, Inc.	852	26,659
WaFd, Inc.	9,156	266,485
WaterStone Financial, Inc.	1,819	24,211
WSFS Financial Corp.	6,601	361,999
		3,387,286
Semiconductors — 2.1%
ACM Research, Inc., Class A†	5,946	180,521
Aehr Test Systems†	3,428	57,933
Aeluma, Inc.†	1,093	24,177
Alpha & Omega Semiconductor, Ltd.†	2,827	72,004
Ambarella, Inc.†	4,676	309,037
Arteris, Inc.†	3,269	32,232
Atomera, Inc.†	3,327	16,635
Axcelis Technologies, Inc.†	3,686	249,505
CEVA, Inc.†	2,674	57,143
Cohu, Inc.†	5,225	93,318
Diodes, Inc.†	5,274	260,377
FormFactor, Inc.†	8,946	254,156
Impinj, Inc.†	2,953	456,475
Kulicke & Soffa Industries, Inc.	5,909	193,579
MaxLinear, Inc.†	9,166	145,006
Navitas Semiconductor Corp.†	15,299	112,142
Ouster, Inc.†	5,778	135,090
Penguin Solutions, Inc.†	6,092	143,588
Photronics, Inc.†	7,070	143,945
Power Integrations, Inc.	6,436	312,275
Rambus, Inc.†	12,330	911,557
Richardson Electronics, Ltd.	1,622	16,350
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Semtech Corp.†	9,917	$ 506,759
Silicon Laboratories, Inc.†	3,670	483,596
SiTime Corp.†	2,401	487,043
SkyWater Technology, Inc.†	3,249	29,079
Synaptics, Inc.†	4,479	280,833
Ultra Clean Holdings, Inc.†	5,075	114,289
Veeco Instruments, Inc.†	6,506	135,195
Vishay Precision Group, Inc.†	1,397	37,048
		6,250,887
Software — 5.5%
TruBridge, Inc.†	1,136	23,651
8x8, Inc.†	15,804	30,660
ACI Worldwide, Inc.†	12,052	512,933
ACV Auctions, Inc., Class A†	19,292	274,139
Adeia, Inc.	12,308	159,389
Agilysys, Inc.†	2,944	335,851
Airship AI Holdings, Inc.†	2,275	11,807
Alignment Healthcare, Inc.†	14,510	199,948
Alkami Technology, Inc.†	7,759	172,948
Amplitude, Inc., Class A†	9,905	121,138
Appian Corp., Class A†	4,556	125,791
Asana, Inc., Class A†	10,616	155,843
Asure Software, Inc.†	2,583	25,055
AvePoint, Inc.†	15,273	291,409
AvidXchange Holdings, Inc.†	19,660	193,848
Bandwidth, Inc., Class A†	3,068	42,676
BigBear.ai Holdings, Inc.†	32,904	208,940
BigCommerce Holdings, Inc., Series 1†	7,549	36,084
Blackbaud, Inc.†	4,424	298,266
BlackLine, Inc.†	5,995	322,411
Blend Labs, Inc., Class A†	23,864	78,990
Box, Inc., Class A†	15,983	513,054
Braze, Inc., Class A†	8,680	241,912
C3.ai, Inc., Class A†	13,769	324,398
Cerence, Inc.†	4,718	40,575
Claritev Corp.†	876	34,926
Clear Secure, Inc., Class A	9,972	293,276
Clearwater Analytics Holdings, Inc., Class A†	28,197	571,271
Climb Global Solutions, Inc.	475	56,050
Commvault Systems, Inc.†	5,056	960,387
Consensus Cloud Solutions, Inc.†	2,218	44,759
CoreCard Corp.†	637	18,441
CS Disco, Inc.†	3,172	12,593
CSG Systems International, Inc.	3,270	204,244
Daily Journal Corp.†	160	63,933
Definitive Healthcare Corp.†	5,109	19,925
Digi International, Inc.†	4,171	136,016
Digimarc Corp.†	1,638	19,558
Digital Turbine, Inc.†	11,635	63,411
DigitalOcean Holdings, Inc.†	7,523	209,591
Domo, Inc., Class B†	3,777	62,169
Donnelley Financial Solutions, Inc.†	3,155	167,089
E2open Parent Holdings, Inc.†	22,753	75,085
eGain Corp.†	1,678	10,370
EverCommerce, Inc.†	2,278	24,443
Evolent Health, Inc., Class A†	13,194	132,600
Expensify, Inc.†	6,798	13,800
Faraday Future Intelligent Electric, Inc.†	10,119	21,553
Fastly, Inc., Class A†	15,559	105,646
Five9, Inc.†	8,691	224,488
Freshworks, Inc., Class A†	23,392	303,862
Genius Sports, Ltd.†	25,461	286,436

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
GigaCloud Technology, Inc., Class A†	3,011	$ 67,055
Golden Matrix Group, Inc.†	3,490	5,183
Health Catalyst, Inc.†	7,427	27,109
I3 Verticals, Inc., Class A†	2,603	72,832
IBEX Holdings, Ltd.†	1,140	33,710
Ibotta, Inc., Class A†	1,772	64,412
Immersion Corp.	3,359	23,412
Innodata, Inc.†	3,446	189,185
Inspired Entertainment, Inc.†	2,988	26,922
Intapp, Inc.†	6,307	252,595
IonQ, Inc.†	27,104	1,080,636
Jamf Holding Corp.†	7,666	60,868
Kaltura, Inc.†	10,140	18,151
Life360, Inc.†	1,829	140,083
LiveRamp Holdings, Inc.†	7,352	241,293
MeridianLink, Inc.†	3,700	59,126
N-able, Inc.†	8,001	64,648
Nutex Health, Inc.†	390	33,076
Olo, Inc., Class A†	13,129	137,592
ON24, Inc.†	4,257	21,115
Outbrain, Inc.†	4,964	12,559
Outset Medical, Inc.†	2,015	32,361
Pagaya Technologies, Ltd., Class A†	4,778	143,579
PagerDuty, Inc.†	9,972	160,749
PDF Solutions, Inc.†	3,521	78,272
Phreesia, Inc.†	6,457	174,081
Planet Labs PBC†	24,746	154,662
Playstudios, Inc.†	9,897	11,382
Playtika Holding Corp.	6,395	28,490
Porch Group, Inc.†	9,202	116,129
Progress Software Corp.	4,875	234,390
PROS Holdings, Inc.†	5,395	84,647
PubMatic, Inc., Class A†	4,767	57,252
Quantum Computing, Inc.†	13,108	194,523
Rackspace Technology, Inc.†	7,644	9,249
Red Violet, Inc.	1,248	55,324
ReposiTrak, Inc.	1,205	19,858
Rezolve AI PLC†	10,333	30,276
Sapiens International Corp. NV	3,532	96,812
Schrodinger, Inc.†	6,376	129,624
SEMrush Holdings, Inc., Class A†	5,229	46,852
Silvaco Group, Inc.†	725	3,226
Simulations Plus, Inc.	1,751	22,798
Skillsoft Corp.†	507	7,230
SoundHound AI, Inc., Class A†	41,658	430,327
Sprout Social, Inc., Class A†	5,904	101,254
SPS Commerce, Inc.†	4,333	471,712
Synchronoss Technologies, Inc.†	1,224	8,960
Talkspace, Inc.†	13,140	31,930
Verint Systems, Inc.†	7,106	151,216
Vertex, Inc., Class A†	7,397	245,358
Viant Technology, Inc., Class A†	1,648	23,896
Vimeo, Inc.†	17,970	68,106
VTEX†	6,566	39,199
Waystar Holding Corp.†	10,421	385,369
Weave Communications, Inc.†	6,631	48,406
WM Technology, Inc.†	9,928	8,864
Workiva, Inc.†	5,782	369,065
Yext, Inc.†	12,401	100,696
Zeta Global Holdings Corp., Class A†	21,404	334,973
Zspace, Inc.†	358	1,013
		16,221,310
Security Description	Shares or Principal Amount	Value

Telecommunications — 2.5%
A10 Networks, Inc.	8,428	$ 155,244
ADTRAN Holdings, Inc.†	9,544	88,664
Anterix, Inc.†	1,471	32,671
Applied Digital Corp.†	20,113	264,285
ATN International, Inc.	1,300	22,295
Aviat Networks, Inc.†	1,225	26,460
BK Technologies Corp.†	309	12,001
BlackSky Technology, Inc.†	3,182	61,222
Calix, Inc.†	6,687	379,086
Clearfield, Inc.†	1,293	56,646
CommScope Holding Co., Inc.†	24,284	199,129
Credo Technology Group Holding, Ltd.†	16,745	1,867,905
DigitalBridge Group, Inc.	19,488	209,301
EchoStar Corp., Class A†	15,426	502,733
Extreme Networks, Inc.†	15,185	268,167
Frequency Electronics, Inc.	748	19,897
Globalstar, Inc.†	5,730	134,598
Gogo, Inc.†	7,789	123,533
Harmonic, Inc.†	12,576	107,022
IDT Corp., Class B	1,851	109,042
Inseego Corp.†	1,411	9,341
InterDigital, Inc.	2,960	764,272
Lumen Technologies, Inc.†	108,509	482,865
NETGEAR, Inc.†	3,154	73,330
Ooma, Inc.†	2,667	30,350
Powerfleet, Inc.†	14,133	57,380
Preformed Line Products Co.	275	42,441
Ribbon Communications, Inc.†	10,285	38,672
Satellogic, Inc.†	7,838	25,709
Shenandoah Telecommunications Co.	5,799	85,129
Spok Holdings, Inc.	2,326	42,659
Telephone & Data Systems, Inc.	11,239	438,770
Viasat, Inc.†	12,893	211,832
Viavi Solutions, Inc.†	25,475	256,024
		7,198,675
Textiles — 0.1%
UniFirst Corp.	1,733	296,395
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,934	15,107
JAKKS Pacific, Inc.	920	16,293
		31,400
Transportation — 1.2%
ArcBest Corp.	2,664	194,818
Ardmore Shipping Corp.	4,993	54,324
Costamare Bulkers Holdings, Ltd.†	784	7,056
Costamare, Inc.	5,358	54,062
Covenant Logistics Group, Inc.	1,956	47,237
CryoPort, Inc.†	5,195	38,079
DHT Holdings, Inc.	15,035	166,738
Dorian LPG, Ltd.	4,227	121,695
FLEX LNG, Ltd.	3,557	89,174
Forward Air Corp.†	2,865	87,067
Genco Shipping & Trading, Ltd.	4,772	76,018
Golden Ocean Group, Ltd.	11,630	94,901
Heartland Express, Inc.	5,834	45,622
Himalaya Shipping, Ltd.	3,365	22,949
Hub Group, Inc., Class A	6,777	237,331
International Seaways, Inc.	4,636	184,977
Marten Transport, Ltd.	6,633	80,657
Matson, Inc.	3,705	395,620
Navigator Holdings, Ltd.	3,718	58,633

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Nordic American Tankers, Ltd.	23,059	$ 64,335
PAMT Corp.†	675	7,648
Pangaea Logistics Solutions, Ltd.	4,697	22,874
Proficient Auto Logistics, Inc.†	2,559	17,683
Radiant Logistics, Inc.†	4,018	23,746
RXO, Inc.†	18,674	288,513
Safe Bulkers, Inc.	7,602	29,876
Scorpio Tankers, Inc.	5,009	226,457
SFL Corp., Ltd.	13,759	126,308
Teekay Corp., Ltd.	6,282	45,230
Teekay Tankers, Ltd., Class A	2,716	115,023
Universal Logistics Holdings, Inc.	792	18,953
Werner Enterprises, Inc.	6,828	189,272
World Kinect Corp.	6,458	176,110
		3,408,986
Trucking & Leasing — 0.3%
GATX Corp.	4,105	626,792
Greenbrier Cos., Inc.	3,471	157,931
Willis Lease Finance Corp.	406	57,481
		842,204
Water — 0.4%
American States Water Co.	4,401	323,870
California Water Service Group	6,832	310,651
Consolidated Water Co., Ltd.	1,699	49,424
Global Water Resources, Inc.	1,308	12,491
Middlesex Water Co.	2,038	105,161
SJW Group	3,638	175,679
York Water Co.	1,620	49,021
		1,026,297
Total Common Stocks (cost $259,987,067)		290,753,961
Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Oil & Gas — 0.0%
Empire Petroleum Corp. Expires 07/25/2025† (cost $0)	1,951	$ 0
Total Long-Term Investment Securities (cost $259,987,067)		290,753,961
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(2) (cost $2,776,465)	2,776,465	2,776,465
TOTAL INVESTMENTS (cost $262,763,532)(3)	99.9%	293,530,426
Other assets less liabilities	0.1	367,916
NET ASSETS	100.0%	$293,898,342
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2025.
(3)	See Note 4 for cost of investments on a tax basis.
CVR—Contingent Value Rights

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
Bank of America Merrill Lynch	Provident Financial Services, Inc.	162	4.53%	Monthly	02/16/2028	$ 3,017	$ (65)	$ (65)
Goldman Sachs and Co. LLC	WaFd, Inc.	89	4.53	Monthly	08/18/2026	2,609	(18)	(18)
HSBC Holdings	WSFS Financial Corp.	19	4.73	Monthly	02/09/2028	1,114	(73)	(73)
JPMorgan Securities, LLC	Provident Financial Services, Inc.	2,396	4.73	Monthly	02/11/2026	44,877	(1,222)	(1,222)
							(1,378)	(1,378)
Banks
Bank of America Merrill Lynch	Atlantic Union Bankshares Corp.	92	4.53	Monthly	02/16/2028	3,073	(157)	(157)
Bank of America Merrill Lynch	Fulton Financial Corp.	79	4.53	Monthly	02/16/2028	1,503	(84)	(84)
Bank of America Merrill Lynch	Cadence Bank	90	4.53	Monthly	02/16/2028	3,151	(14)	(14)
BNP Paribas	First BanCorp	164	4.53	Monthly	05/24/2027	3,340	76	76
BNP Paribas	Independent Bank Corp.	2,256	4.53	Monthly	05/24/2027	71,793	(2,872)	(2,872)
BNP Paribas	BankUnited, Inc.	83	4.53	Monthly	05/24/2027	2,958	69	69
Goldman Sachs and Co. LLC	Cathay General Bancorp	10	4.53	Monthly	08/18/2026	472	(20)	(20)
Goldman Sachs and Co. LLC	Preferred Bank	1,383	4.53	Monthly	08/18/2026	125,065	539	539
Goldman Sachs and Co. LLC	Cadence Bank	2,878	4.53	Monthly	08/18/2026	97,852	2,446	2,446
HSBC Holdings	Fulton Financial Corp.	317	4.73	Monthly	02/09/2028	6,258	(568)	(568)
HSBC Holdings	Pathward Financial, Inc.	61	4.73	Monthly	02/09/2028	5,099	(486)	(486)
HSBC Holdings	Preferred Bank	39	4.73	Monthly	02/09/2028	3,628	(86)	(86)
							(1,157)	(1,157)
Office/Business Equipment
Goldman Sachs and Co. LLC	Pitney Bowes, Inc.	7,904	4.53	Monthly	08/18/2026	92,477	(2,687)	(2,687)

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Diversified Financial Services
Bank of America Merrill Lynch	Bread Financial Holdings, Inc.	3,568	4.53%	Monthly	02/16/2028	$214,366	$ 4,353	$ 4,353
Bank of America Merrill Lynch	Moelis & Co., Class A	42	4.53	Monthly	02/16/2028	3,017	(71)	(71)
BNP Paribas	Moelis & Co., Class A	3,163	4.53	Monthly	05/24/2027	182,416	39,436	39,436
							43,718	43,718
REITS
BNP Paribas	JBG SMITH Properties	823	4.53	Monthly	05/24/2027	13,495	3,936	3,936
BNP Paribas	Arbor Realty Trust, Inc.	4,447	4.53	Monthly	05/24/2027	41,700	7,928	7,928
BNP Paribas	Douglas Emmett, Inc.	3,585	4.53	Monthly	05/24/2027	50,721	3,628	3,628
Goldman Sachs and Co. LLC	Arbor Realty Trust, Inc.	262	4.53	Monthly	08/18/2026	2,977	(53)	(53)
Goldman Sachs and Co. LLC	Douglas Emmett, Inc.	194	4.53	Monthly	08/18/2026	3,071	(130)	(130)
							15,309	15,309
Insurance
Bank of America Merrill Lynch	SiriusPoint, Ltd.	1,022	4.53	Monthly	02/16/2028	18,784	1,257	1,257
BNP Paribas	Genworth Financial, Inc.,	1,048	4.53	Monthly	05/24/2027	7,303	935	935
BNP Paribas	Jackson Financial, Inc., Class A	8,220	4.53	Monthly	05/24/2027	669,010	50,734	50,734
Goldman Sachs and Co. LLC	Employers Holdings, Inc.	48	4.53	Monthly	08/18/2026	2,200	(219)	(219)
HSBC Holdings	SiriusPoint, Ltd.	10,636	4.73	Monthly	02/09/2028	205,381	3,191	3,191
							55,898	55,898
Energy-Alternate Sources
HSBC Holdings	Green Plains, Inc.	16	4.73	Monthly	02/09/2028	115	17	17
Commercial Services
BNP Paribas	Perdoceo Education Corp.	200	4.53	Monthly	05/24/2027	6,190	(435)	(435)
BNP Paribas	City Office REIT, Inc.	4,409	4.53	Monthly	05/24/2027	20,890	9,709	9,709
							9,274	9,274
Chemicals
BNP Paribas	Rogers Corp.	42	4.53	Monthly	05/24/2027	2,879	(125)	(125)
							$118,869	$118,869
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
12	Long	E-Mini Russell 2000 Index	September 2025	$1,349,517	$1,332,120	$(17,397)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$18,490,699	$—	$9,934	$18,500,633
Pharmaceuticals	7,601,821	—	356	7,602,177
Other Industries	264,651,151	—	—	264,651,151
Rights	—	0	—	0
Short-Term Investments	2,776,465	—	—	2,776,465
Total Investments at Value	$293,520,136	$0	$10,290	$293,530,426
Other Financial Instruments:†
Swaps	$—	$128,254	$—	$128,254
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$9,385	$—	$9,385
Futures Contracts	17,397	—	—	17,397
Total Other Financial Instruments	$17,397	$9,385	$—	$26,782
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 79.8%
Advertising — 0.0%
WPP PLC	40,002	$ 216,597
Aerospace/Defense — 2.3%
Boeing Co.†	2,159	478,953
Curtiss-Wright Corp.	474	232,364
General Electric Co.	24,400	6,614,352
HEICO Corp., Class A	747	192,793
Hexcel Corp.	2,441	146,240
Howmet Aerospace, Inc.	9,155	1,645,794
Karman Holdings, Inc.†	1,169	60,437
L3Harris Technologies, Inc.	4,120	1,132,258
Loar Holdings, Inc.†	1,100	81,301
Melrose Industries PLC	149,516	1,011,381
Moog, Inc., Class A	403	78,013
Northrop Grumman Corp.	4,363	2,515,750
Rheinmetall AG	382	756,571
Rocket Lab Corp.†	1,921	88,212
RTX Corp.	885	139,450
Safran SA	5,293	1,748,687
Spirit AeroSystems Holdings, Inc., Class A†	2,223	87,586
Standardaero, Inc.†	3,017	86,135
Thales SA	1,781	479,258
TransDigm Group, Inc.	284	456,803
		18,032,338
Agriculture — 0.3%
Altria Group, Inc.	3,091	191,457
Philip Morris International, Inc.	10,748	1,763,209
		1,954,666
Airlines — 0.1%
American Airlines Group, Inc.†	4,729	54,336
Ryanair Holdings PLC ADR	10,001	622,762
United Airlines Holdings, Inc.†	957	84,513
		761,611
Apparel — 0.3%
Asics Corp.	28,300	669,592
Crocs, Inc.†	419	41,787
Kering SA	2,530	625,086
NIKE, Inc., Class B	7,641	570,706
Oxford Industries, Inc.	278	10,614
Samsonite Group SA*	144,000	294,604
Skechers USA, Inc., Class A†	1,187	75,078
Tapestry, Inc.	442	47,749
VF Corp.	8,228	96,432
		2,431,648
Auto Manufacturers — 0.9%
Cummins, Inc.	633	232,704
General Motors Co.	1,551	82,730
Rivian Automotive, Inc., Class A†	6,638	85,431
Subaru Corp.	24,600	453,420
Suzuki Motor Corp.	53,200	587,917
Tesla, Inc.†	13,012	4,011,209
Toyota Motor Corp.	81,000	1,448,385
		6,901,796
Auto Parts & Equipment — 0.3%
Adient PLC†	1,615	34,626
Autoliv, Inc.	1,587	177,030
Autoliv, Inc. SDR	7,383	822,072
Denso Corp.	46,800	638,069
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dorman Products, Inc.†	415	$ 50,057
Dowlais Group PLC	175,212	162,670
Magna International, Inc.	2,195	89,995
Standard Motor Products, Inc.	1,306	39,650
		2,014,169
Banks — 5.9%
ABN AMRO Bank NV CVA*	14,194	410,786
ANZ Group Holdings, Ltd.	35,138	693,702
Banco Santander SA	138,200	1,188,531
Bancorp, Inc.†	1,997	126,130
Bank of America Corp.	89,266	4,219,604
Bank of Hawaii Corp.	856	52,969
Bank of New York Mellon Corp.	1,967	199,552
BankUnited, Inc.	2,157	78,666
Barclays PLC	165,610	812,081
Citigroup, Inc.	15,055	1,410,653
Commerce Bancshares, Inc.	1,788	109,426
Cullen/Frost Bankers, Inc.	711	90,588
DBS Group Holdings, Ltd.	28,800	1,062,699
Dime Community Bancshares, Inc.	780	21,614
DNB Bank ASA	51,901	1,316,764
East West Bancorp, Inc.	1,646	165,011
Erste Group Bank AG	7,103	652,933
Fifth Third Bancorp	2,904	120,719
First BanCorp.	8,211	171,035
First Citizens BancShares, Inc., Class A	64	127,665
First Financial Bankshares, Inc.	2,632	91,120
FNB Corp.	5,678	86,987
Glacier Bancorp, Inc.	2,078	91,079
Goldman Sachs Group, Inc.	3,108	2,248,918
HDFC Bank, Ltd. ADR	11,187	858,826
Hilltop Holdings, Inc.	2,170	64,232
Home BancShares, Inc.	3,195	89,971
Huntington Bancshares, Inc.	7,609	125,016
ING Groep NV	55,227	1,291,383
Intesa Sanpaolo SpA	150,403	908,833
JPMorgan Chase & Co.	31,642	9,373,626
KeyCorp	54,294	972,948
Lloyds Banking Group PLC	990,267	1,017,465
Macquarie Group, Ltd.	5,707	797,264
Mitsubishi UFJ Financial Group, Inc.	111,500	1,560,482
Morgan Stanley	15,460	2,202,432
National Bank of Canada	8,374	871,063
OFG Bancorp	2,547	108,553
Pathward Financial, Inc.	917	69,348
Pinnacle Financial Partners, Inc.	978	85,956
Popular, Inc.	2,427	278,086
Prosperity Bancshares, Inc.	1,364	90,870
Skandinaviska Enskilda Banken AB, Class A	49,465	866,083
Societe Generale SA	19,656	1,255,262
SouthState Corp.	1,145	107,825
Standard Chartered PLC	63,386	1,138,884
State Street Corp.	1,157	129,295
Sumitomo Mitsui Trust Group, Inc.	24,500	646,131
Truist Financial Corp.	877	38,334
UBS Group AG	22,438	840,890
UniCredit SpA	20,066	1,479,982
United Bankshares, Inc.	2,328	82,691
United Overseas Bank, Ltd.	27,900	777,650
US Bancorp	5,193	233,477
Webster Financial Corp.	3,684	212,383
Wells Fargo & Co.	13,712	1,105,598

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Western Alliance Bancorp	3,017	$ 233,998
Zions Bancorp NA	1,430	76,677
		45,540,746
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	120	24,850
Celsius Holdings, Inc.†	1,720	77,985
Coca-Cola Co.	29,877	2,028,349
Diageo PLC	24,590	601,758
Heineken NV	10,118	797,412
Keurig Dr Pepper, Inc.	7,744	252,842
Monster Beverage Corp.†	1,919	112,741
PepsiCo, Inc.	2,135	294,459
		4,190,396
Biotechnology — 0.8%
ACADIA Pharmaceuticals, Inc.†	1,350	32,171
Akero Therapeutics, Inc.†	2,135	104,295
Alnylam Pharmaceuticals, Inc.†	936	367,137
Amgen, Inc.	266	78,497
Apogee Therapeutics, Inc.†	545	20,852
Argenx SE ADR†	1,080	723,956
Avidity Biosciences, Inc.†	2,264	83,111
BeOneMedicines, Ltd. ADR†	288	86,725
Biohaven, Ltd.†	3,729	56,308
Cargo Therapeutics, Inc.†	3,384	15,126
Celldex Therapeutics, Inc.†	1,478	32,486
CG oncology, Inc.†	1,117	29,813
Corteva, Inc.	1,202	86,700
Crinetics Pharmaceuticals, Inc.†	1,364	38,997
Denali Therapeutics, Inc.†	3,734	51,641
Entrada Therapeutics, Inc.†	1,423	8,367
EyePoint Pharmaceuticals, Inc.†	3,235	31,768
Gilead Sciences, Inc.	23,009	2,583,681
Ideaya Biosciences, Inc.†	1,099	26,761
Illumina, Inc.†	977	100,348
Insmed, Inc.†	2,552	273,779
Ionis Pharmaceuticals, Inc.†	1,676	72,034
Kymera Therapeutics, Inc.†	2,252	98,525
Nurix Therapeutics, Inc.†	6,321	71,174
Oruka Therapeutics, Inc.	1,182	16,063
Pliant Therapeutics Inc†	25,373	37,045
Praxis Precision Medicines, Inc.†	845	45,816
Rapport Therapeutics, Inc.†	1,390	19,960
Regeneron Pharmaceuticals, Inc.	335	182,729
Relay Therapeutics, Inc.†	6,121	21,546
Replimune Group, Inc.†	5,249	36,900
Revolution Medicines, Inc.†	2,392	89,150
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Rocket Pharmaceuticals, Inc.†	1,785	5,444
Scholar Rock Holding Corp.†	2,157	79,917
Soleno Therapeutics, Inc.†	751	64,939
Ultragenyx Pharmaceutical, Inc.†	1,596	43,603
United Therapeutics Corp.†	64	17,581
Vera Therapeutics, Inc.†	2,242	46,611
Vertex Pharmaceuticals, Inc.†	827	377,831
Wave Life Sciences, Ltd.†	5,257	42,582
Xencor, Inc.†	2,971	24,719
		6,226,688
Building Materials — 0.5%
Armstrong World Industries, Inc.	905	170,294
Carrier Global Corp.	2,121	145,543
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
CRH PLC	4,318	$ 412,153
Gibraltar Industries, Inc.†	969	63,983
Griffon Corp.	1,487	120,849
Holcim AG	6,686	534,880
Johnson Controls International PLC	1,001	105,105
Kingspan Group PLC	4,042	335,115
Knife River Corp.†	1,078	88,913
Louisiana-Pacific Corp.	1,207	109,125
Modine Manufacturing Co.†	593	79,794
Owens Corning	3,955	551,446
Trane Technologies PLC	2,305	1,009,774
Trex Co., Inc.†	2,864	183,983
Vulcan Materials Co.	485	133,215
West Fraser Timber Co., Ltd.	1,228	85,113
		4,129,285
Chemicals — 1.6%
Air Liquide SA	6,275	1,237,425
Akzo Nobel NV	6,374	400,652
Axalta Coating Systems, Ltd.†	1,670	47,294
BASF SE	11,239	553,568
Celanese Corp.	736	38,441
CF Industries Holdings, Inc.	565	52,449
Covestro AG†	7,622	516,674
Dow, Inc.	899	20,938
Element Solutions, Inc.	4,284	101,102
H.B. Fuller Co.	1,017	57,155
Huntsman Corp.	5,256	50,983
Johnson Matthey PLC	3,408	79,574
Koppers Holdings, Inc.	760	24,974
Linde PLC	8,480	3,903,005
Minerals Technologies, Inc.	768	44,659
Mosaic Co.	1,608	57,904
PPG Industries, Inc.	4,500	474,750
RPM International, Inc.	4,988	585,641
Sherwin-Williams Co.	10,370	3,431,226
Shin-Etsu Chemical Co., Ltd.	27,100	789,818
Tronox Holdings PLC	2,451	7,819
Westlake Corp.	495	39,254
		12,515,305
Coal — 0.0%
Warrior Met Coal, Inc.	2,218	113,961
Commercial Services — 1.5%
Adyen NV*†	342	589,572
Affirm Holdings, Inc.†	1,734	118,883
API Group Corp.†	9,721	350,636
Ashtead Group PLC	3,818	256,045
Automatic Data Processing, Inc.	2,492	771,274
Avis Budget Group, Inc.†	333	56,690
Block, Inc.†	3,763	290,729
Booz Allen Hamilton Holding Corp.	3,350	359,555
Bright Horizons Family Solutions, Inc.†	867	98,058
Cintas Corp.	2,014	448,216
CoreCivic, Inc.†	3,268	65,491
Corpay, Inc.†	3,031	979,165
Edenred SE	8,841	253,444
Element Fleet Management Corp.	44,483	1,157,020
Equifax, Inc.	2,825	678,650
Euronet Worldwide, Inc.†	558	54,226
First Advantage Corp.†	3,073	53,132
FTI Consulting, Inc.†	416	69,202
GEO Group, Inc.†	4,992	129,393

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Global Payments, Inc.	206	$ 16,470
Grand Canyon Education, Inc.†	496	83,640
Green Dot Corp., Class A†	3,622	36,655
Gusto, Inc.†(1)(2)	775	19,763
GXO Logistics, Inc.†	844	41,955
Huron Consulting Group, Inc.†	413	54,549
Marqeta, Inc., Class A†	15,957	90,955
Matthews International Corp., Class A	1,941	45,594
Moody's Corp.	355	183,084
Morningstar, Inc.	323	89,297
Paylocity Holding Corp.†	924	170,829
Payoneer Global, Inc.†	15,657	102,866
PROG Holdings, Inc.	1,133	36,075
Recruit Holdings Co., Ltd.	10,900	654,289
Remitly Global, Inc.†	1,486	24,519
S&P Global, Inc.	2,903	1,599,843
Service Corp. International	1,564	119,349
TechnoPro Holdings, Inc.	23,200	740,615
Toast, Inc., Class A†	2,640	128,938
TransUnion	1,929	183,622
Valvoline, Inc.†	1,517	53,474
Verisk Analytics, Inc.	451	125,698
Verra Mobility Corp.†	4,752	120,036
Vestis Corp.	1,073	6,502
WillScot Holdings Corp.	4,320	126,792
		11,634,790
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	57,754
Computers — 3.2%
Accenture PLC, Class A	6,516	1,740,424
Apple, Inc.	92,099	19,116,989
Crowdstrike Holdings, Inc., Class A†	1,224	556,394
Fortinet, Inc.†	2,437	243,456
International Business Machines Corp.	978	247,581
NEC Corp.	29,900	872,216
Nomura Research Institute, Ltd.	15,900	634,629
Okta, Inc.†	2,313	226,211
Pure Storage, Inc., Class A†	3,052	181,655
Rubrik, Inc., Class A†	818	77,669
SailPoint, Inc.†	2,024	45,216
Sandisk Corp.†	1,974	84,724
Super Micro Computer, Inc.†	1,478	87,158
Teleperformance SE	2,849	278,699
Western Digital Corp.	709	55,791
Zscaler, Inc.†	967	276,137
		24,724,949
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	29,854	2,503,258
e.l.f. Beauty, Inc.†	1,612	195,358
Kenvue, Inc.	145,289	3,114,996
L'Oreal SA	2,302	1,022,839
Perrigo Co. PLC	5,108	136,230
Prestige Consumer Healthcare, Inc.†	638	47,180
Procter & Gamble Co.	18,867	2,838,918
Puig Brands SA, Class B	19,292	359,962
Unilever PLC	47,018	2,737,117
		12,955,858
Distribution/Wholesale — 0.3%
Bunzl PLC	19,407	577,697
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Global Industrial Co.	1,442	$ 49,115
Mitsubishi Corp.	27,300	540,931
Pool Corp.	206	63,477
SiteOne Landscape Supply, Inc.†	1,486	204,815
Sumitomo Corp.	39,700	1,016,194
Watsco, Inc.	179	80,707
WESCO International, Inc.	575	119,002
		2,651,938
Diversified Financial Services — 3.7%
AerCap Holdings NV	6,480	694,980
Air Lease Corp.	1,660	91,964
Ally Financial, Inc.	2,088	79,031
American Express Co.	10,524	3,149,939
Apollo Global Management, Inc.	750	108,990
Ares Management Corp., Class A	2,631	488,129
Blackrock, Inc.	295	326,273
Blue Owl Capital, Inc.	5,992	115,945
Capital One Financial Corp.	3,191	686,065
Cboe Global Markets, Inc.	316	76,169
Charles Schwab Corp.	49,277	4,815,841
Circle Internet Group, Inc.†	228	41,843
CME Group, Inc.	4,542	1,263,948
Hamilton Lane, Inc., Class A	357	54,371
Interactive Brokers Group, Inc., Class A	1,341	87,916
Intercontinental Exchange, Inc.	10,462	1,933,692
Julius Baer Group, Ltd.	9,063	616,139
Lazard, Inc.	2,481	128,962
LPL Financial Holdings, Inc.	560	221,609
Mastercard, Inc., Class A	6,334	3,588,021
Mr. Cooper Group, Inc.†	1,006	156,654
OneMain Holdings, Inc.	3,200	184,928
Piper Sandler Cos.	341	107,524
SLM Corp.	5,134	163,261
StepStone Group, Inc., Class A	2,673	158,669
StoneX Group, Inc.†	722	70,207
TPG, Inc.	4,672	266,631
Tradeweb Markets, Inc., Class A	2,610	361,616
Virtus Investment Partners, Inc.	571	110,380
Visa, Inc., Class A	23,723	8,195,585
Voya Financial, Inc.	4,196	293,720
Western Union Co.	9,687	77,980
		28,716,982
Electric — 1.7%
Ameren Corp.	27,020	2,732,533
CMS Energy Corp.	12,634	932,389
Consolidated Edison, Inc.	1,835	189,923
Constellation Energy Corp.	3,721	1,294,313
DTE Energy Co.	870	120,417
Electric Power Development Co., Ltd.	11,100	192,005
Engie SA	48,570	1,087,499
Exelon Corp.	1,710	76,847
IDACORP, Inc.	473	59,281
MGE Energy, Inc.	1,162	98,700
National Grid PLC	91,353	1,278,840
NextEra Energy, Inc.	15,508	1,101,998
Northwestern Energy Group, Inc.	1,606	86,242
OGE Energy Corp.	2,769	125,768
Ormat Technologies, Inc.	1,125	100,586
PG&E Corp.	16,019	224,586
Sempra	2,184	178,389
Southern Co.	11,260	1,063,845

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Talen Energy Corp.†	168	$ 63,432
TXNM Energy, Inc.	678	38,504
Vistra Corp.	732	152,651
Xcel Energy, Inc.	27,115	1,991,326
		13,190,074
Electrical Components & Equipment — 0.8%
Acuity, Inc.	242	75,347
AMETEK, Inc.	11,092	2,050,356
Belden, Inc.	1,336	165,196
Emerson Electric Co.	714	103,894
Energizer Holdings, Inc.	2,087	46,999
EnerSys	893	82,487
Legrand SA	6,286	932,207
Littelfuse, Inc.	464	119,401
Novanta, Inc.†	862	106,043
Prysmian SpA	18,524	1,487,804
Schneider Electric SE	3,002	781,957
		5,951,691
Electronics — 1.5%
ABB, Ltd.	24,197	1,594,366
Amphenol Corp., Class A	19,089	2,033,169
Atkore, Inc.	858	66,083
Atmus Filtration Technologies, Inc.	3,640	141,632
Avnet, Inc.	1,618	85,657
Coherent Corp.†	1,245	133,962
ESCO Technologies, Inc.	790	153,023
Fortive Corp.	1,812	86,849
Honeywell International, Inc.	6,098	1,355,890
Hubbell, Inc.	514	224,865
Jabil, Inc.	106	23,656
Keysight Technologies, Inc.†	16,145	2,646,327
Mettler-Toledo International, Inc.†	109	134,471
NEXTracker, Inc., Class A†	1,337	77,894
Ralliant Corp.†	2,347	107,305
Sensata Technologies Holding PLC	4,840	148,879
TE Connectivity PLC	11,419	2,349,459
TTM Technologies, Inc.†	3,829	180,920
		11,544,407
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,011	351,382
REX American Resources Corp.†	1,027	53,691
Shoals Technologies Group, Inc., Class A†	4,959	26,729
Sunrun, Inc.†	3,361	34,484
		466,286
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	511	359,386
Dycom Industries, Inc.†	596	160,211
EMCOR Group, Inc.	211	132,400
Shimizu Corp.	38,200	425,697
TopBuild Corp.†	264	97,794
		1,175,488
Entertainment — 0.1%
Churchill Downs, Inc.	784	83,919
Cinemark Holdings, Inc.	1,542	41,434
DraftKings, Inc., Class A†	4,137	186,331
Flutter Entertainment PLC†	928	280,497
Madison Square Garden Entertainment Corp.†	1,079	40,775
Marriott Vacations Worldwide Corp.	465	34,629
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
TKO Group Holdings, Inc.	572	$ 96,102
Warner Music Group Corp., Class A	1,578	46,172
		809,859
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	1,170	127,214
Pentair PLC	3,566	364,445
Republic Services, Inc.	6,158	1,420,343
Veralto Corp.	653	68,454
Waste Connections, Inc.	6,681	1,247,142
Waste Management, Inc.	568	130,163
		3,357,761
Food — 0.9%
Ajinomoto Co., Inc.	26,300	698,485
Flowers Foods, Inc.	8,112	128,575
Ingredion, Inc.	655	86,159
Lamb Weston Holdings, Inc.	298	17,007
Mondelez International, Inc., Class A	41,609	2,691,686
Nestle SA	28,600	2,503,490
Post Holdings, Inc.†	781	82,638
Seven & i Holdings Co., Ltd.	54,200	717,755
Sprouts Farmers Market, Inc.†	1,475	223,521
Tyson Foods, Inc., Class A	699	36,558
US Foods Holding Corp.†	619	51,581
		7,237,455
Food Service — 0.2%
Aramark	4,173	177,603
Compass Group PLC	47,594	1,675,086
		1,852,689
Forest Products & Paper — 0.2%
International Paper Co.	36,155	1,689,885
Gas — 0.3%
Atmos Energy Corp.	10,426	1,625,622
National Fuel Gas Co.	443	38,448
ONE Gas, Inc.	1,625	118,137
Southwest Gas Holdings, Inc.	1,606	125,493
		1,907,700
Hand/Machine Tools — 0.1%
Enerpac Tool Group Corp.	2,051	78,984
MSA Safety, Inc.	783	139,272
Stanley Black & Decker, Inc.	7,088	479,503
		697,759
Healthcare-Products — 2.5%
10X Genomics, Inc., Class A†	2,623	35,279
Abbott Laboratories	13,158	1,660,408
Alcon AG	6,732	595,251
Alcon, Inc.	11,540	1,010,327
Avantor, Inc.†	3,270	43,949
Azenta, Inc.†	1,788	58,468
Boston Scientific Corp.†	4,166	437,097
Cooper Cos., Inc.†	1,796	126,959
Danaher Corp.	11,712	2,309,138
Dentsply Sirona, Inc.	4,732	67,715
Enovis Corp.†	1,193	31,972
Envista Holdings Corp.†	1,336	25,237
EssilorLuxottica SA	2,932	871,967
Exact Sciences Corp.†	1,882	88,360
GE HealthCare Technologies, Inc.	5,839	416,437
Globus Medical, Inc., Class A†	701	36,894

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Guardant Health, Inc.†	1,013	$ 41,513
Intuitive Surgical, Inc.†	3,871	1,862,299
Koninklijke Philips NV	38,766	1,021,938
Lantheus Holdings, Inc.†	1,211	86,211
Masimo Corp.†	437	67,206
Medtronic PLC	1,300	117,312
Natera, Inc.†	1,193	159,456
Novocure, Ltd.†	3,086	35,705
Omnicell, Inc.†	625	19,381
Penumbra, Inc.†	770	194,248
PROCEPT BioRobotics Corp.†	1,474	71,504
Pulse Biosciences, Inc.†	1,552	23,311
Repligen Corp.†	1,696	198,551
Revvity, Inc.	11,277	991,248
Siemens Healthineers AG*	19,628	1,059,495
Sonova Holding AG	1,119	306,253
Stryker Corp.	5,627	2,209,892
Sysmex Corp.	19,700	323,587
Tactile Systems Technology, Inc.†	2,441	24,361
Tandem Diabetes Care, Inc.†	757	11,794
Thermo Fisher Scientific, Inc.	4,731	2,212,594
Zimmer Biomet Holdings, Inc.	1,359	124,552
		18,977,869
Healthcare-Services — 1.2%
BrightSpring Health Services, Inc.†	2,316	47,825
Cigna Group	5,345	1,429,146
Concentra Group Holdings Parent, Inc.	5,532	110,474
Elevance Health, Inc.	5,232	1,481,075
Encompass Health Corp.	1,121	123,433
Ensign Group, Inc.	539	80,850
IQVIA Holdings, Inc.†	284	52,784
Molina Healthcare, Inc.†	1,327	209,494
Oscar Health, Inc., Class A†	1,939	27,243
Pennant Group, Inc.†	1,247	27,646
Quest Diagnostics, Inc.	8,780	1,469,860
Select Medical Holdings Corp.	4,538	67,117
Tenet Healthcare Corp.†	10,233	1,650,378
UnitedHealth Group, Inc.	10,639	2,655,069
		9,432,394
Home Builders — 0.1%
Cavco Industries, Inc.†	155	62,569
Green Brick Partners, Inc.†	1,808	111,987
Hovnanian Enterprises, Inc., Class A†	337	40,261
Installed Building Products, Inc.	340	68,779
KB Home	1,278	70,622
NVR, Inc.†	24	181,188
Persimmon PLC	23,268	351,846
Taylor Morrison Home Corp.†	1,624	96,271
Toll Brothers, Inc.	1,164	137,771
		1,121,294
Home Furnishings — 0.3%
Panasonic Holdings Corp.	61,800	590,337
Sony Group Corp.	69,600	1,699,385
		2,289,722
Household Products/Wares — 0.1%
Avery Dennison Corp.	3,242	543,910
Security Description	Shares or Principal Amount	Value

Household Products/Wares (continued)
Central Garden & Pet Co.†	616	$ 24,036
Kimberly-Clark Corp.	1,382	172,225
		740,171
Housewares — 0.0%
Scotts Miracle-Gro Co.	860	53,888
Insurance — 4.2%
Admiral Group PLC	14,249	643,197
AIA Group, Ltd.	90,600	847,139
Allstate Corp.	11,991	2,437,171
American Financial Group, Inc.	584	72,942
American International Group, Inc.	2,441	189,495
Aon PLC, Class A	1,010	359,267
Aviva PLC	74,067	634,438
AXA SA	27,162	1,322,963
Axis Capital Holdings, Ltd.	2,543	238,635
Berkshire Hathaway, Inc., Class B†	10,114	4,772,594
Chubb, Ltd.	16,702	4,443,400
Definity Financial Corp.	15,040	810,289
Definity Financial Corp.†(2)	1,002	51,284
Equitable Holdings, Inc.	6,564	337,061
Fidelity National Financial, Inc.	1,289	72,738
Generali	11,323	422,801
Great-West Lifeco, Inc.	19,150	719,092
Hanover Insurance Group, Inc.	1,081	185,532
Hartford Insurance Group, Inc.	7,569	941,508
Horace Mann Educators Corp.	899	38,235
Kemper Corp.	1,246	76,741
Mandatum Oyj	70,603	480,049
Markel Group, Inc.†	95	190,788
Marsh & McLennan Cos., Inc.	11,410	2,272,872
Mercury General Corp.	1,915	132,614
MetLife, Inc.	10,291	781,602
Muenchener Rueckversicherungs-Gesellschaft AG	3,300	2,167,686
Palomar Holdings, Inc.†	964	127,720
Progressive Corp.	6,061	1,467,004
Reinsurance Group of America, Inc.	360	69,282
RenaissanceRe Holdings, Ltd.	1,714	417,770
Safety Insurance Group, Inc.	300	21,105
Sampo Oyj, Class A	98,071	1,053,825
Selective Insurance Group, Inc.	1,040	81,089
Storebrand ASA	38,110	542,970
Tokio Marine Holdings, Inc.	45,000	1,827,454
Travelers Cos., Inc.	5,668	1,475,040
TWFG, Inc.†	928	28,647
		32,754,039
Internet — 6.5%
Alibaba Group Holding, Ltd.	19,504	287,467
Alphabet, Inc., Class A	21,942	4,210,670
Alphabet, Inc., Class C	41,137	7,933,682
Amazon.com, Inc.†	64,201	15,030,096
Angi, Inc.†	337	5,466
Booking Holdings, Inc.	278	1,530,129
CDW Corp.	448	78,122
DoorDash, Inc., Class A†	3,295	824,574
eBay, Inc.	1,338	122,761
Gen Digital, Inc.	6,333	186,760
IAC, Inc.†	642	25,231
Lyft, Inc., Class A†	3,756	52,809
Maplebear, Inc.†	1,862	89,320
Meta Platforms, Inc., Class A	14,873	11,503,373
Netflix, Inc.†	3,387	3,926,888

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Palo Alto Networks, Inc.†	1,852	$ 321,507
Pinterest, Inc., Class A†	23,847	920,494
Q2 Holdings, Inc.†	820	66,584
Robinhood Markets, Inc., Class A†	4,909	505,872
Sea, Ltd. ADR†	7,946	1,244,741
Shopify, Inc., Class A†	6,979	852,904
Snap, Inc., Class A†	6,910	65,161
Spotify Technology SA†	130	81,450
Tencent Holdings, Ltd.	5,500	385,350
Uber Technologies, Inc.†	538	47,210
Upwork, Inc.†	6,794	81,256
Ziff Davis, Inc.†	2,689	83,682
		50,463,559
Investment Companies — 0.0%
SK Square Co., Ltd.†	3,030	332,321
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	3,259	34,285
Reliance, Inc.	818	237,326
Steel Dynamics, Inc.	1,016	129,601
		401,212
Leisure Time — 0.2%
Acushnet Holdings Corp.	1,052	83,760
Amadeus IT Group SA	11,011	884,880
Peloton Interactive, Inc., Class A†	4,667	33,322
Planet Fitness, Inc., Class A†	1,787	195,123
		1,197,085
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	6,253	1,676,304
Las Vegas Sands Corp.	2,306	120,834
Marcus Corp.	1,378	22,558
Marriott International, Inc., Class A	2,021	533,201
Playa Hotels & Resorts NV(1)	4,856	0
Travel & Leisure Co.	1,080	63,990
Wyndham Hotels & Resorts, Inc.	1,216	104,576
		2,521,463
Machinery-Construction & Mining — 1.0%
Argan, Inc.	551	134,984
BWX Technologies, Inc.	692	105,136
Caterpillar, Inc.	2,926	1,281,646
GE Vernova, Inc.	2,680	1,769,577
Hitachi, Ltd.	41,900	1,305,068
Mitsubishi Electric Corp.	66,600	1,475,976
Sandvik AB	36,770	898,474
Vertiv Holdings Co., Class A	4,638	675,293
		7,646,154
Machinery-Diversified — 1.3%
AGCO Corp.	1,485	175,185
Alamo Group, Inc.	558	124,200
Cognex Corp.	4,258	173,599
Deere & Co.	7,761	4,069,636
Dover Corp.	945	171,177
Esab Corp.	2,016	270,487
Graco, Inc.	604	50,724
Ingersoll Rand, Inc.	1,819	153,942
KION Group AG	9,646	597,184
Middleby Corp.†	1,008	146,362
Mueller Water Products, Inc., Class A	4,510	111,668
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Otis Worldwide Corp.	1,335	$ 114,396
Rockwell Automation, Inc.	3,882	1,365,338
Tennant Co.	1,070	88,318
Toro Co.	2,274	168,844
Westinghouse Air Brake Technologies Corp.	9,363	1,798,164
Xylem, Inc.	752	108,754
		9,687,978
Media — 0.2%
Charter Communications, Inc., Class A†	335	90,236
Comcast Corp., Class A	17,965	596,977
Liberty Broadband Corp., Class C†	1,368	83,886
Liberty Global, Ltd., Class C†	2,158	22,076
Liberty Media Corp.-Liberty Formula One, Class C†	2,564	257,297
Nexstar Media Group, Inc.	577	107,962
Scholastic Corp.	1,647	40,632
Sinclair, Inc.	1,451	20,981
Sphere Entertainment Co.†	2,391	102,933
TEGNA, Inc.	1,366	22,812
Walt Disney Co.	1,948	232,026
		1,577,818
Metal Fabricate/Hardware — 0.1%
RBC Bearings, Inc.†	573	221,946
Timken Co.	1,191	90,623
Xometry, Inc., Class A†	1,929	62,384
		374,953
Mining — 0.5%
Antofagasta PLC	35,791	887,208
BHP Group, Ltd. (ASX)	16,753	422,578
BHP Group, Ltd. (LSE)	23,144	582,877
Franco-Nevada Corp.	1,719	273,888
Freeport-McMoRan, Inc.	18,871	759,369
Ivanhoe Electric, Inc.†	12,096	115,638
MP Materials Corp.†	3,940	242,310
Royal Gold, Inc.	597	90,398
Uranium Energy Corp.†	17,448	151,274
		3,525,540
Miscellaneous Manufacturing — 0.9%
Carlisle Cos., Inc.	343	121,665
Fabrinet†	715	231,467
Illinois Tool Works, Inc.	1,289	329,945
JBT Marel Corp.	561	77,306
Parker-Hannifin Corp.	2,635	1,928,556
Siemens AG	14,790	3,795,939
Teledyne Technologies, Inc.†	479	263,939
		6,748,817
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,019	51,846
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	5,109	58,038
Zebra Technologies Corp., Class A†	215	72,890
		130,928
Oil & Gas — 2.5%
Chevron Corp.	15,285	2,317,817
ConocoPhillips	32,326	3,081,961
DCC PLC	8,327	523,460
Diamondback Energy, Inc.	3,877	576,355
EOG Resources, Inc.	6,939	832,819
EQT Corp.	11,549	620,759

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Equinor ASA	45,728	$ 1,184,035
Expand Energy Corp.	679	71,146
Exxon Mobil Corp.	27,721	3,094,772
HF Sinclair Corp.	2,869	126,064
Magnolia Oil & Gas Corp., Class A	2,271	54,095
Ovintiv, Inc.	2,281	93,931
Permian Resources Corp.	13,156	186,289
Phillips 66	1,098	135,691
Range Resources Corp.	39,865	1,463,843
Shell PLC ADR	24,935	1,800,556
SM Energy Co.	1,776	49,000
Texas Pacific Land Corp.	47	45,502
TotalEnergies SE	31,001	1,840,380
Valero Energy Corp.	9,041	1,241,420
Viper Energy, Inc.	3,631	136,743
Weatherford International PLC	2,663	150,593
		19,627,231
Oil & Gas Services — 0.4%
Expro Group Holdings NV†	3,559	38,366
Flowco Holdings, Inc., Class A	1,312	24,534
Kodiak Gas Services, Inc.	1,416	45,779
Schlumberger NV	63,591	2,149,376
TechnipFMC PLC	27,731	1,008,577
Tidewater, Inc.†	1,061	53,061
		3,319,693
Packaging & Containers — 0.2%
Ball Corp.	13,852	793,165
Crown Holdings, Inc.	1,022	101,546
Greif, Inc., Class B	625	41,031
Packaging Corp. of America	201	38,944
Sonoco Products Co.	2,359	106,320
Stora Enso Oyj, Class R	39,437	406,580
		1,487,586
Pharmaceuticals — 3.3%
AbbVie, Inc.	10,016	1,893,224
Agios Pharmaceuticals, Inc.†	1,371	51,029
Alkermes PLC†	3,158	83,655
Arvinas, Inc.†	7,385	54,944
AstraZeneca PLC ADR	59,476	4,347,101
Becton Dickinson & Co.	6,840	1,219,230
Cardinal Health, Inc.	423	65,658
Cencora, Inc.	5,941	1,699,601
Chugai Pharmaceutical Co., Ltd.	19,800	966,366
Chugai Pharmaceutical Co., Ltd. ADR	11,303	272,176
CVS Health Corp.	3,521	218,654
Elanco Animal Health, Inc.†	10,541	144,201
Eli Lilly & Co.	7,912	5,855,434
Johnson & Johnson	3,137	516,789
Madrigal Pharmaceuticals, Inc.†	262	79,258
McKesson Corp.	2,130	1,477,240
Merck & Co., Inc.	3,253	254,124
Neurocrine Biosciences, Inc.†	1,068	136,950
Novartis AG	13,676	1,585,894
Novo Nordisk A/S, Class B	18,263	878,143
Option Care Health, Inc.†	2,538	74,490
Pfizer, Inc.	3,515	81,864
Protagonist Therapeutics, Inc.†	675	36,356
Rhythm Pharmaceuticals, Inc.†	650	55,400
Roche Holding AG	6,357	2,012,170
Sanofi SA	14,294	1,286,062
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Vaxcyte, Inc.†	1,326	$ 45,018
Viatris, Inc.	15,678	137,026
		25,528,057
Pipelines — 0.2%
Cheniere Energy, Inc.	1,412	333,062
Targa Resources Corp.	1,271	211,507
Williams Cos., Inc.	13,605	815,620
		1,360,189
Private Equity — 0.3%
Blackstone, Inc.	747	129,201
Bridgepoint Group PLC*	102,220	442,520
Brookfield Corp.	15,419	1,032,792
CVC Capital Partners PLC*	26,081	503,303
KKR & Co., Inc.	1,605	235,261
		2,343,077
Real Estate — 0.2%
CBRE Group, Inc., Class A†	985	153,404
CoStar Group, Inc.†	378	35,982
Howard Hughes Holdings, Inc.†	341	23,437
Jones Lang LaSalle, Inc.†	648	175,193
Mitsui Fudosan Co., Ltd.	105,300	948,608
Transcontinental Realty Investors, Inc.†	1,179	48,339
		1,384,963
REITS — 1.4%
Acadia Realty Trust	7,413	138,771
American Homes 4 Rent, Class A	2,781	96,473
American Tower Corp.	6,137	1,278,889
Americold Realty Trust, Inc.	1,909	30,697
Annaly Capital Management, Inc.	38,135	775,285
Apple Hospitality REIT, Inc.	5,991	70,394
AvalonBay Communities, Inc.	379	70,600
Camden Property Trust	270	29,484
Crown Castle, Inc.	873	91,744
CubeSmart	4,913	191,165
Douglas Emmett, Inc.	6,141	93,098
EastGroup Properties, Inc.	389	63,500
Equinix, Inc.	314	246,543
Equity LifeStyle Properties, Inc.	2,702	161,904
Equity Residential	17,502	1,106,126
Essex Property Trust, Inc.	3,036	789,907
Gaming & Leisure Properties, Inc.	882	40,202
Healthcare Realty Trust, Inc.	5,453	83,758
Kilroy Realty Corp.	2,048	75,489
Kimco Realty Corp.	2,485	52,757
Lamar Advertising Co., Class A	1,177	143,888
Lineage, Inc.	923	39,828
LTC Properties, Inc.	836	28,457
NNN REIT, Inc.	2,393	98,735
Omega Healthcare Investors, Inc.	2,114	82,235
Orchid Island Capital, Inc.	3,845	26,761
Outfront Media, Inc.	1,227	21,509
Pebblebrook Hotel Trust	3,305	33,149
Prologis, Inc.	2,361	252,108
Public Storage	2,351	639,331
Rayonier, Inc.	3,042	70,909
Regency Centers Corp.	715	51,051
Rexford Industrial Realty, Inc.	8,523	311,345
Rithm Capital Corp.	9,791	117,786
Scentre Group	331,216	798,210
Segro PLC	36,568	312,652

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Simon Property Group, Inc.	491	$ 80,421
Smartstop Self Storage REIT, Inc.	1,324	44,857
Starwood Property Trust, Inc.	3,507	68,246
Sun Communities, Inc.	2,400	297,672
Terreno Realty Corp.	1,692	93,889
Ventas, Inc.	929	62,410
VICI Properties, Inc.	16,853	549,408
Vornado Realty Trust	2,238	85,984
Welltower, Inc.	7,657	1,263,941
WP Carey, Inc.	1,782	114,333
		11,175,901
Retail — 4.2%
Advance Auto Parts, Inc.	2,350	124,715
AutoZone, Inc.†	489	1,842,738
Bath & Body Works, Inc.	4,629	134,056
BJ's Wholesale Club Holdings, Inc.†	1,738	184,054
Brinker International, Inc.†	831	130,966
Burlington Stores, Inc.†	931	254,126
Caleres, Inc.	6,542	89,822
Carvana Co.†	10,854	4,234,905
Casey's General Stores, Inc.	496	257,985
Chipotle Mexican Grill, Inc.†	20,433	876,167
Citi Trends, Inc.†	907	27,682
Costco Wholesale Corp.	1,515	1,423,555
Darden Restaurants, Inc.	264	53,241
Dick's Sporting Goods, Inc.	242	51,185
Dollar Tree, Inc.†	7,914	898,635
Domino's Pizza, Inc.	166	76,893
Ferguson Enterprises, Inc.	5,101	1,139,206
Five Below, Inc.†	764	104,301
Floor & Decor Holdings, Inc., Class A†	1,573	120,555
Freshpet, Inc.†	739	50,488
GameStop Corp., Class A†	1,169	26,244
Home Depot, Inc.	10,336	3,798,583
Isetan Mitsukoshi Holdings, Ltd.	50,800	726,123
Jack in the Box, Inc.	667	13,140
Kingfisher PLC	220,832	788,891
Kohl's Corp.	2,636	28,574
Lowe's Cos., Inc.	1,062	237,431
Lululemon Athletica, Inc.†	494	99,062
McDonald's Corp.	10,997	3,299,870
Moncler SpA	11,145	597,014
MSC Industrial Direct Co., Inc., Class A	1,367	118,410
Next PLC	6,820	1,108,741
ODP Corp.†	1,161	20,712
Ollie's Bargain Outlet Holdings, Inc.†	942	128,705
O'Reilly Automotive, Inc.†	2,550	250,716
Patrick Industries, Inc.	946	91,989
Penske Automotive Group, Inc.	273	45,703
RH†	315	64,770
Ross Stores, Inc.	20,065	2,739,675
TJX Cos., Inc.	5,393	671,590
Tractor Supply Co.	7,089	403,719
Ulta Beauty, Inc.†	145	74,676
Walmart, Inc.	38,234	3,746,167
Wendy's Co.	3,041	29,954
Wingstop, Inc.	743	280,364
Yum! Brands, Inc.	4,136	596,204
		32,062,302
Security Description	Shares or Principal Amount	Value

Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	10,337	$ 62,229
Flagstar Financial, Inc.	5,659	63,890
Pacific Premier Bancorp, Inc.	2,784	60,329
TFS Financial Corp.	3,140	41,166
WSFS Financial Corp.	1,412	77,434
		305,048
Semiconductors — 7.9%
Advanced Micro Devices, Inc.†	4,777	842,233
Amkor Technology, Inc.	2,223	50,151
Analog Devices, Inc.	10,931	2,455,430
Applied Materials, Inc.	5,728	1,031,384
ASML Holding NV (NASDAQ)	1,095	760,707
ASML Holding NV (XAMS)	2,983	2,087,114
BE Semiconductor Industries NV	3,120	424,060
Broadcom, Inc.	36,051	10,588,179
Entegris, Inc.	2,156	169,160
Hamamatsu Photonics KK	24,800	304,491
Impinj, Inc.†	598	92,439
Intel Corp.	20,024	396,475
KLA Corp.	2,900	2,549,187
Lam Research Corp.	2,633	249,714
Lattice Semiconductor Corp.†	2,681	133,594
MACOM Technology Solutions Holdings, Inc.†	1,007	138,100
Marvell Technology, Inc.	7,783	625,520
MaxLinear, Inc.†	1,978	31,292
Microchip Technology, Inc.	891	60,223
MKS, Inc.	1,526	145,245
Monolithic Power Systems, Inc.	999	710,529
NVIDIA Corp.	142,527	25,351,277
NXP Semiconductors NV	4,578	978,639
QUALCOMM, Inc.	6,118	897,878
Rambus, Inc.†	2,027	149,856
Renesas Electronics Corp.	32,700	404,630
Samsung Electronics Co., Ltd.	19,261	991,661
Synaptics, Inc.†	855	53,608
Taiwan Semiconductor Manufacturing Co., Ltd.	86,000	3,342,323
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,472	1,322,145
Texas Instruments, Inc.	14,974	2,711,192
Tokyo Electron, Ltd.	5,000	906,167
		60,954,603
Software — 7.2%
Adobe, Inc.†	818	292,590
Alignment Healthcare, Inc.†	2,280	31,418
Appfolio, Inc., Class A†	424	113,369
AppLovin Corp., Class A†	1,813	708,339
Asure Software, Inc.†	4,795	46,512
Atlassian Corp., Class A†	1,590	304,930
Autodesk, Inc.†	462	140,037
Bandwidth, Inc., Class A†	1,378	19,168
BILL Holdings, Inc.†	2,101	90,028
Braze, Inc., Class A†	2,692	75,026
Broadridge Financial Solutions, Inc.	5,432	1,344,474
Cadence Design Systems, Inc.†	844	307,697
CCC Intelligent Solutions Holdings, Inc.†	9,586	92,697
Clearwater Analytics Holdings, Inc., Class A†	3,031	61,408
Cloudflare, Inc., Class A†	2,160	448,589
Commvault Systems, Inc.†	382	72,561
Confluent, Inc., Class A†	6,354	112,625
CSG Systems International, Inc.	859	53,653
Datadog, Inc., Class A†	975	136,481
Dayforce, Inc.†	1,259	72,607

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Descartes Systems Group, Inc.†	1,167	$ 123,422
DocuSign, Inc.†	2,643	199,917
Donnelley Financial Solutions, Inc.†	401	21,237
Duolingo, Inc.†	582	201,692
Dynatrace, Inc.†	4,290	225,697
Electronic Arts, Inc.	452	68,925
Evolent Health, Inc., Class A†	3,396	34,130
Fair Isaac Corp.†	80	114,938
Fiserv, Inc.†	3,495	485,595
HubSpot, Inc.†	491	255,148
Ibotta, Inc., Class A†	649	23,591
Intuit, Inc.	2,543	1,996,586
Manhattan Associates, Inc.†	400	87,864
Microsoft Corp.	61,684	32,908,414
MicroStrategy, Inc., Class A†	1,773	712,498
Monday.com, Ltd.†	53	13,901
MongoDB, Inc.†	424	100,865
Nutanix, Inc., Class A†	3,419	257,006
Oracle Corp.	3,487	884,896
Palantir Technologies, Inc., Class A†	4,342	687,556
Phreesia, Inc.†	1,324	35,695
Procore Technologies, Inc.†	1,810	129,650
RingCentral, Inc., Class A†	1,540	39,255
ROBLOX Corp., Class A†	3,366	463,801
Roper Technologies, Inc.	3,712	2,043,085
Salesforce, Inc.	2,912	752,257
Samsara, Inc., Class A†	4,811	182,962
SAP SE	8,492	2,430,519
ServiceNow, Inc.†	2,490	2,348,369
ServiceTitan, Inc., Class A†	401	46,801
Snowflake, Inc.†	2,810	628,035
SS&C Technologies Holdings, Inc.	3,551	303,539
Synopsys, Inc.†	1,877	1,189,023
Take-Two Interactive Software, Inc.†	265	59,023
Twilio, Inc., Class A†	1,019	131,451
Veeva Systems, Inc., Class A†	1,255	356,671
Workday, Inc., Class A†	213	48,858
Workiva, Inc.†	594	37,915
Zoom Communications, Inc.†	1,433	106,114
ZoomInfo Technologies, Inc.†	2,005	21,714
		55,282,824
Telecommunications — 1.2%
A10 Networks, Inc.	3,677	67,730
Arista Networks, Inc.†	2,529	311,623
AT&T, Inc.	8,536	233,972
BT Group PLC	401,633	1,098,493
Ciena Corp.†	2,583	239,806
Cisco Systems, Inc.	6,011	409,229
GCI Liberty, Inc., Class C†	273	9,077
InterDigital, Inc.	495	127,809
Iridium Communications, Inc.	3,713	90,820
KDDI Corp.	56,300	927,942
KT Corp.	19,346	770,046
Telefonaktiebolaget LM Ericsson, Class B	89,866	654,906
Telephone & Data Systems, Inc.	2,246	87,684
T-Mobile US, Inc.	16,150	3,850,321
Ubiquiti, Inc.	160	69,675
United States Cellular Corp.†	416	30,339
		8,979,472
Security Description	Shares or Principal Amount	Value

Textiles — 0.0%
UniFirst Corp.	409	$ 69,951
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	4,989	84,863
Transportation — 0.8%
Canadian National Railway Co.	1,413	132,045
CryoPort, Inc.†	3,231	23,683
CSX Corp.	25,159	894,151
FedEx Corp.	143	31,959
Hub Group, Inc., Class A	1,461	51,164
Knight-Swift Transportation Holdings, Inc.	741	31,493
Landstar System, Inc.	582	77,621
Norfolk Southern Corp.	4,669	1,297,982
Old Dominion Freight Line, Inc.	13,090	1,953,682
RXO, Inc.†	2,153	33,264
Saia, Inc.†	911	275,341
Union Pacific Corp.	4,577	1,015,957
XPO, Inc.†	753	90,578
		5,908,920
Water — 0.1%
American Water Works Co., Inc.	3,868	542,449
Essential Utilities, Inc.	3,074	113,123
		655,572
Total Common Stocks (cost $460,094,932)		616,211,834
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	26,214
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	2	2,750
Software — 0.0%
Databricks, Inc. Series G †(1)(2)	300	31,109
Databricks, Inc. Series H†(1)(2)	858	88,970
		120,079
Total Convertible Preferred Stocks (cost $115,442)		149,043
CORPORATE BONDS & NOTES — 5.3%
Aerospace/Defense — 0.1%
Boeing Co.
5.93%, 05/01/2060	$ 200,000	191,354
General Dynamics Corp.
2.25%, 06/01/2031	250,000	222,478
L3Harris Technologies, Inc.
5.05%, 06/01/2029	110,000	112,030
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	22,174
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	39,325
		587,361
Agriculture — 0.0%
Altria Group, Inc.
5.80%, 02/14/2039	60,000	60,638

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
BAT Capital Corp.
4.39%, 08/15/2037	$ 240,000	$ 214,333
		274,971
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	105,663	96,965
United Airlines Pass-Through Trust
4.15%, 02/25/2033	75,622	72,121
		169,086
Auto Manufacturers — 0.3%
American Honda Finance Corp.
4.90%, 03/12/2027	245,000	246,533
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	162,528
Ford Motor Co.
5.29%, 12/08/2046	200,000	163,247
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	283,087
Hyundai Capital America
1.30%, 01/08/2026*	80,000	78,782
1.80%, 10/15/2025*	50,000	49,688
2.00%, 06/15/2028*	260,000	241,154
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	165,296
PACCAR Financial Corp.
1.10%, 05/11/2026	175,000	170,546
Toyota Motor Credit Corp.
4.80%, 01/05/2026	260,000	260,360
Volkswagen Group of America Finance LLC
4.95%, 08/15/2029*	200,000	200,305
		2,021,526
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	183,643
Banks — 1.1%
Banco Santander SA
3.49%, 05/28/2030	200,000	189,504
Bank of America Corp.
2.30%, 07/21/2032	220,000	191,755
2.59%, 04/29/2031	150,000	137,119
2.65%, 03/11/2032	200,000	179,237
2.68%, 06/19/2041	100,000	71,303
3.50%, 04/19/2026	75,000	74,487
4.33%, 03/15/2050	380,000	314,724
Barclays PLC
2.28%, 11/24/2027	200,000	194,026
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.25%, 09/10/2029	200,000	203,544
Citigroup, Inc.
3.89%, 01/10/2028	100,000	98,977
4.65%, 07/23/2048	25,000	21,573
Danske Bank A/S
5.71%, 03/01/2030*	200,000	206,976
Fifth Third Bancorp
6.34%, 07/27/2029	40,000	42,039
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	138,567
3.80%, 03/15/2030	125,000	121,617
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.41%, 04/23/2039	$ 275,000	$ 247,859
HSBC Holdings PLC
5.72%, 03/04/2035	200,000	208,099
7.40%, 11/13/2034	200,000	223,548
ING Groep NV
6.11%, 09/11/2034	200,000	212,395
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	73,386
2.52%, 04/22/2031	150,000	137,055
3.78%, 02/01/2028	100,000	98,925
3.90%, 01/23/2049	100,000	78,401
5.58%, 07/23/2036	120,000	121,555
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	213,548
Morgan Stanley
3.13%, 07/27/2026	100,000	98,748
3.62%, 04/01/2031	150,000	143,676
5.66%, 04/18/2030	255,000	264,239
Morgan Stanley Private Bank, N.A.
4.73%, 07/18/2031	260,000	261,172
PNC Financial Services Group, Inc.
5.37%, 07/21/2036	45,000	45,466
Royal Bank of Canada
2.30%, 11/03/2031	385,000	337,124
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	130,822
6.34%, 05/31/2035	130,000	136,676
6.50%, 03/09/2029	70,000	72,878
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	292,072
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	250,000	253,076
Societe Generale SA
6.07%, 01/19/2035*	200,000	206,600
Standard Chartered PLC
2.61%, 01/12/2028*	200,000	194,288
State Street Corp.
5.16%, 05/18/2034	160,000	162,956
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	200,000	200,716
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	243,253
Toronto-Dominion Bank
4.99%, 04/05/2029	130,000	132,376
Truist Financial Corp.
1.95%, 06/05/2030	95,000	84,301
UBS Group AG
1.36%, 01/30/2027*	260,000	255,729
3.18%, 02/11/2043*	200,000	147,119
4.19%, 04/01/2031*	250,000	244,373
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	168,488
3.07%, 04/30/2041	510,000	384,621
3.58%, 05/22/2028	85,000	83,582
5.71%, 04/22/2028	165,000	168,218
Westpac New Zealand, Ltd.
5.20%, 02/28/2029*	200,000	204,309
		8,717,097
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	144,241

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	$ 200,000	$ 191,530
JDE Peet's NV
1.38%, 01/15/2027*	260,000	247,227
		582,998
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	220,633
5.15%, 03/02/2028	145,000	147,658
		368,291
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	320,000	327,094
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	298,712
4.25%, 12/15/2047	50,000	40,353
Owens Corning
5.70%, 06/15/2034	90,000	93,439
		759,598
Chemicals — 0.1%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	141,264
Sherwin-Williams Co.
4.80%, 09/01/2031	255,000	256,667
		397,931
Commercial Services — 0.1%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	185,598
Georgetown University
4.32%, 04/01/2049	50,000	41,375
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	66,560
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	46,975
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	88,688
University of Southern California
2.95%, 10/01/2051	400,000	256,694
		685,890
Computers — 0.0%
Apple, Inc.
1.70%, 08/05/2031	215,000	185,997
3.25%, 02/23/2026	100,000	99,435
3.75%, 09/12/2047	50,000	39,236
		324,668
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	146,025
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	226,137
American Express Co.
4.90%, 02/13/2026	290,000	290,376
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	105,000	109,294
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	161,795
6.05%, 02/01/2035	65,000	67,718
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Enact Holdings, Inc.
6.25%, 05/28/2029	$ 35,000	$ 36,162
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	135,000	139,427
		1,176,934
Electric — 0.3%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	61,099
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	106,496
Alabama Power Co.
3.13%, 07/15/2051	250,000	165,772
Ameren Corp.
5.70%, 12/01/2026	245,000	248,313
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	117,516
Appalachian Power Co.
4.40%, 05/15/2044	50,000	41,062
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	18,679
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	21,116
DTE Energy Co.
4.95%, 07/01/2027	25,000	25,226
5.10%, 03/01/2029	225,000	228,928
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	210,316
Duke Energy Corp.
2.65%, 09/01/2026	50,000	48,983
Enel Finance International NV
2.13%, 07/12/2028*	200,000	186,468
Engie SA
5.63%, 04/10/2034*	200,000	205,732
Exelon Corp.
3.40%, 04/15/2026	125,000	123,903
FirstEnergy Transmission LLC
5.00%, 01/15/2035	100,000	98,870
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	20,120
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	98,661
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	60,000	60,037
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	39,459
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	52,225
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	43,241
Southern California Edison Co.
5.15%, 06/01/2029	90,000	90,825
5.88%, 12/01/2053	200,000	187,058
Southern Co.
4.40%, 07/01/2046	25,000	20,763
5.70%, 03/15/2034	125,000	130,117
		2,650,985
Electronics — 0.0%
Amphenol Corp.
4.75%, 03/30/2026	25,000	25,035
5.05%, 04/05/2029	80,000	81,848

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Honeywell International, Inc.
1.10%, 03/01/2027	$ 250,000	$ 237,795
		344,678
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	268,607
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	125,248
3.20%, 06/01/2032	135,000	123,075
Waste Management, Inc.
4.88%, 02/15/2034	200,000	201,979
		718,909
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	199,880
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	22,353
		222,233
Gas — 0.1%
Boston Gas Co.
5.84%, 01/10/2035*	25,000	26,017
NiSource, Inc.
1.70%, 02/15/2031	90,000	76,734
3.95%, 03/30/2048	115,000	88,012
5.35%, 04/01/2034	150,000	152,325
Southern California Gas Co.
4.13%, 06/01/2048	25,000	19,468
		362,556
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	183,468
Baxter International, Inc.
1.92%, 02/01/2027	225,000	216,562
Revvity, Inc.
1.90%, 09/15/2028	210,000	193,476
Solventum Corp.
5.40%, 03/01/2029	150,000	154,326
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	107,736
		855,568
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	43,725
Centra Health, Inc.
4.70%, 01/01/2048	45,000	36,008
Cigna Group
3.88%, 10/15/2047	50,000	37,157
4.80%, 07/15/2046	25,000	21,600
CommonSpirit Health
2.78%, 10/01/2030	55,000	50,150
3.91%, 10/01/2050	305,000	222,903
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	93,939
HCA, Inc.
4.13%, 06/15/2029	65,000	63,712
4.38%, 03/15/2042	65,000	54,160
5.45%, 09/15/2034	95,000	95,385
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Health Care Service Corp.
5.45%, 06/15/2034*	$ 90,000	$ 90,886
Humana, Inc.
5.38%, 04/15/2031	70,000	71,403
5.95%, 03/15/2034	125,000	129,761
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	207,405
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	91,670
Stanford Health Care
3.80%, 11/15/2048	10,000	7,604
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	31,162
2.90%, 05/15/2050	150,000	92,009
4.63%, 11/15/2041	25,000	22,112
4.75%, 07/15/2045	75,000	65,422
5.38%, 04/15/2054	180,000	165,417
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	42,303
		1,735,893
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	47,454
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	35,000	35,310
Athene Global Funding
4.86%, 08/27/2026*	265,000	265,924
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	102,346
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	190,597
CNO Global Funding
2.65%, 01/06/2029*	315,000	293,956
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	54,706
Jackson National Life Global Funding
4.90%, 01/13/2027*	265,000	266,068
Liberty Mutual Group, Inc.
4.50%, 06/15/2049*	80,000	59,850
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	31,260
MassMutual Global Funding II
5.10%, 04/09/2027*	250,000	252,936
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	111,718
3.70%, 05/15/2029	25,000	24,301
4.30%, 11/15/2046	25,000	20,710
RGA Global Funding
5.45%, 05/24/2029*	145,000	149,039
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	20,210
Willis North America, Inc.
4.50%, 09/15/2028	50,000	50,073
		1,976,458
Internet — 0.1%
Amazon.com, Inc.
4.95%, 12/05/2044	65,000	62,578
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	115,035

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Uber Technologies, Inc.
4.30%, 01/15/2030	$ 220,000	$ 218,092
		395,705
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	255,808
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	295,000	298,851
Machinery-Diversified — 0.1%
John Deere Capital Corp.
4.40%, 09/08/2031	200,000	198,864
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	257,301
		456,165
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	109,742
3.75%, 02/15/2028	125,000	122,184
6.10%, 06/01/2029	60,000	62,589
Comcast Corp.
1.95%, 01/15/2031	70,000	61,118
2.65%, 02/01/2030	30,000	27,771
3.90%, 03/01/2038	240,000	206,647
5.50%, 05/15/2064	60,000	55,276
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	166,813
Walt Disney Co.
2.75%, 09/01/2049	300,000	187,486
		999,626
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	180,450
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	186,166
		366,616
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	71,298
Oil & Gas — 0.1%
BP Capital Markets PLC
3.28%, 09/19/2027	50,000	49,014
3.28%, 09/19/2027	25,000	24,495
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	64,263
6.25%, 03/15/2038	25,000	25,819
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	88,931
Diamondback Energy, Inc.
5.15%, 01/30/2030	45,000	45,818
HF Sinclair Corp.
6.25%, 01/15/2035	205,000	208,582
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	54,140
5.10%, 03/29/2026	55,000	55,205
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
TotalEnergies Capital International SA
2.99%, 06/29/2041	$ 105,000	$ 77,458
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	24,346
4.50%, 03/04/2029*	55,000	54,256
		772,327
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	89,724
4.70%, 05/14/2045	125,000	111,621
4.80%, 03/15/2029	230,000	233,647
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	205,971
4.88%, 03/03/2028	200,000	203,263
Becton Dickinson & Co.
5.08%, 06/07/2029	250,000	254,679
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	72,150
Cardinal Health, Inc.
3.75%, 09/15/2025	125,000	124,868
CVS Health Corp.
5.05%, 03/25/2048	100,000	86,044
5.40%, 06/01/2029	70,000	71,853
5.88%, 06/01/2053	200,000	189,629
		1,643,449
Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	50,808
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	18,093
3.70%, 01/15/2039*	15,000	12,579
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	51,908
Enbridge, Inc.
5.50%, 12/01/2046	113,000	107,358
5.63%, 04/05/2034	90,000	92,099
6.70%, 11/15/2053	35,000	37,781
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	265,860
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	55,035
MPLX LP
5.65%, 03/01/2053	150,000	136,944
ONEOK, Inc.
6.63%, 09/01/2053	180,000	186,161
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	24,979
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,877
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	40,000	39,965
Targa Resources Corp.
5.50%, 02/15/2035	70,000	69,959
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	109,000	108,858
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	16,727

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Cos., Inc.
4.90%, 03/15/2029	$ 210,000	$ 212,339
5.15%, 03/15/2034	25,000	24,903
		1,537,233
Real Estate — 0.0%
CBRE Services, Inc.
5.50%, 04/01/2029	50,000	51,502
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	81,801
American Tower Corp.
1.45%, 09/15/2026	315,000	304,250
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	43,593
Crown Castle, Inc.
2.90%, 03/15/2027	70,000	68,060
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	141,989
Essex Portfolio LP
4.00%, 03/01/2029	90,000	88,270
4.50%, 03/15/2048	15,000	12,586
Extra Space Storage LP
4.00%, 06/15/2029	40,000	39,230
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	53,395
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	69,430
2.88%, 01/15/2031	125,000	113,525
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	42,752
Prologis LP
2.13%, 04/15/2027	115,000	110,913
4.00%, 09/15/2028	70,000	69,286
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	125,355
Realty Income Corp.
2.20%, 06/15/2028	25,000	23,548
3.10%, 12/15/2029	70,000	66,185
3.95%, 08/15/2027	25,000	24,812
4.63%, 11/01/2025	60,000	59,970
Regency Centers LP
5.25%, 01/15/2034	245,000	248,669
Simon Property Group LP
2.65%, 02/01/2032	285,000	251,337
3.80%, 07/15/2050	100,000	74,367
Welltower OP LLC
5.13%, 07/01/2035	240,000	238,166
WP Carey, Inc.
3.85%, 07/15/2029	90,000	87,478
		2,438,967
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	89,590
3.13%, 04/21/2026	50,000	49,437
5.05%, 07/15/2026	180,000	180,958
Carvana Co.
12.00%, 12/01/2028*(3)	37,469	38,329
13.00%, 06/01/2030*(3)	65,427	68,435
14.00%, 06/01/2031*(3)	84,035	99,932
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dollar General Corp.
4.63%, 11/01/2027	$ 240,000	$ 240,670
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	292,133
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,579
3.90%, 06/01/2029	95,000	92,878
5.00%, 08/19/2034	195,000	193,243
5.75%, 11/20/2026	45,000	45,660
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	51,405
Tractor Supply Co.
5.25%, 05/15/2033	250,000	253,844
		1,721,093
Semiconductors — 0.1%
Broadcom, Inc.
4.60%, 07/15/2030	95,000	95,036
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	209,235
Intel Corp.
4.60%, 03/25/2040	250,000	214,293
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,767
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	31,154
		559,485
Software — 0.2%
Atlassian Corp.
5.25%, 05/15/2029	55,000	56,146
Cadence Design Systems, Inc.
4.30%, 09/10/2029	90,000	89,713
Fiserv, Inc.
3.20%, 07/01/2026	35,000	34,579
5.45%, 03/15/2034	245,000	248,696
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,916
4.20%, 11/03/2035	250,000	245,999
Oracle Corp.
5.55%, 02/06/2053	65,000	60,052
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	150,476
2.00%, 06/30/2030	30,000	26,581
3.80%, 12/15/2026	25,000	24,771
Salesforce, Inc.
2.70%, 07/15/2041	395,000	282,604
VMware LLC
1.40%, 08/15/2026	205,000	198,607
		1,443,140
Telecommunications — 0.2%
AT&T, Inc.
2.25%, 02/01/2032	280,000	240,301
3.50%, 06/01/2041	130,000	101,664
3.80%, 12/01/2057	64,000	44,459
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	249,816
Motorola Solutions, Inc.
5.00%, 04/15/2029	70,000	71,000
NTT Finance Corp.
4.88%, 07/16/2030*	200,000	201,132
Rogers Communications, Inc.
5.30%, 02/15/2034	255,000	255,246

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Telefonica Emisiones SA
5.21%, 03/08/2047	$ 150,000	$ 132,770
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	97,838
2.65%, 11/20/2040	490,000	343,560
2.99%, 10/30/2056	35,000	20,989
3.15%, 03/22/2030	150,000	141,513
		1,900,288
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	300,000	237,126
4.15%, 04/01/2045	25,000	20,662
4.15%, 12/15/2048	25,000	20,253
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	193,184
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	96,468
2.88%, 11/15/2029	70,000	65,472
3.50%, 05/01/2050	110,000	78,092
CSX Corp.
4.30%, 03/01/2048	25,000	20,626
FedEx Corp.
3.88%, 08/01/2042*	200,000	151,524
		883,407
Trucking & Leasing — 0.0%
GATX Corp.
6.05%, 03/15/2034	75,000	79,113
6.90%, 05/01/2034	220,000	243,354
		322,467
Total Corporate Bonds & Notes (cost $44,630,102)		41,234,701
ASSET BACKED SECURITIES — 0.6%
Auto Loan Receivables — 0.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	16,667	16,643
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 5.45%, (SOFR30A+1.10%), 12/26/2031*	128,634	129,004
CarMax Auto Owner Trust
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	40,626
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	139,041
Series 2024-P4, Class A3 4.64%, 01/10/2030	50,000	50,076
Series 2024-P4, Class A4 4.74%, 12/10/2030	85,000	85,517
Series 2024-N1, Class B 5.63%, 05/10/2030*	20,000	20,186
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	50,000	50,042
Series 2024-4, Class A4 4.70%, 06/20/2031*	60,000	60,400
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	99,301
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	$ 216,810	$ 216,855
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-1A, Class A4 4.49%, 12/22/2032*	100,000	100,244
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	156,817	156,625
Series 2025-1, Class A3 4.74%, 01/16/2029	100,000	100,174
Toyota Lease Owner Trust
Series 2025-A, Class A4 4.81%, 06/20/2029*	90,000	90,667
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1 4.41%, 05/18/2040*	175,000	174,713
		1,530,114
Other Asset Backed Securities — 0.4%
Affirm Master Trust
Series 2025-2A, Class A 4.67%, 07/15/2033*	225,000	224,949
AGL CLO, Ltd. FRS
Series 2021-13A, Class A1R 5.41%, (TSFR3M+1.10%), 10/20/2034*	310,000	310,000
Clarus Capital Funding LLC
Series 2024-1, Class A2 4.71%, 08/20/2032*	167,049	166,933
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	215,000	208,924
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	100,000	100,284
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	112,691	105,003
Series 2020-2A, Class A2 3.24%, 01/20/2051*	88,519	84,614
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	55,437	56,859
Series 2023-A, Class B 6.53%, 02/25/2038*	55,437	56,680
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 5.82%, (TSFR3M+1.50%), 01/17/2037*	250,000	250,680
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	54,318
Highbridge Loan Management, Ltd. FRS
Series 5A-2015, Class A1R3 5.38%, (TSFR3M+1.06%), 10/15/2030*	105,482	105,556
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	19,691	18,784
Series 2019-2A, Class A 2.22%, 10/20/2038*	39,320	38,752
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	88,670	82,754

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
NMEF Funding LLC
Series 2025-A, Class A2 4.72%, 07/15/2032*	$ 100,000	$ 99,966
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.67%, (TSFR3M+1.34%), 11/26/2037*	250,000	250,987
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	78,857	79,307
Series 2023-1A, Class A 5.87%, 05/21/2029*	10,805	10,824
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 5.57%, (TSFR3M+1.25%), 02/15/2038*	255,000	255,328
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2 4.94%, 10/20/2028*	175,000	175,512
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	150,000	150,385
Progress Residential Trust
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	100,000	93,681
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	120,000	122,136
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	108,846	99,762
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class A 4.72%, 04/20/2044*	100,000	100,201
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	63,228	57,217
Series 2020-A, Class A2A 2.23%, 09/15/2037*	32,504	31,260
Series 2017-A, Class A2A 2.88%, 09/15/2034*	1,017	1,016
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	99,629	97,673
		3,490,345
Total Asset Backed Securities (cost $5,034,898)		5,020,459
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Commercial and Residential — 0.6%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(4)	37,850	32,615
Series 2021-2, Class A1 0.99%, 04/25/2066*(4)	47,136	40,113
Series 2021-1, Class A2 1.12%, 01/25/2066*(4)	12,263	10,605
Series 2020-6, Class M1 2.81%, 05/25/2065*(4)	70,000	56,597
BANK
Series 2024-5YR10, Class A3 5.30%, 10/15/2057	45,000	45,904
Series 2024-5YR10, Class AS 5.64%, 10/15/2057	25,000	25,427
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(4)	$ 60,000	$ 62,614
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(4)	57,079	50,896
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	35,000	36,538
BBCMS Mtg. Trust VRS
Series 2025-C35, Class A5 5.59%, 07/15/2058(4)	40,000	41,400
Benchmark Mtg. Trust
Series 2025-V16, Class A3 5.44%, 08/15/2057	35,000	36,001
Benchmark Mtg. Trust VRS
Series 2024-V8, Class A3 6.19%, 07/15/2057(4)	120,000	125,945
Series 2024-V8, Class AM 6.63%, 07/15/2057(4)	290,000	305,436
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 5.68%, (TSFR1M+1.34%), 02/15/2039*	232,743	232,162
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 5.98%, (TSFR1M+1.64%), 05/15/2041*	212,916	213,449
BX Trust FRS
Series 2025-ROIC, Class A 5.49%, (TSFR1M+1.14%), 03/15/2030*	298,834	298,274
Chase Home Lending Mtg. TrusT
Series 2024-RPL4, Class A1B 3.38%, 12/25/2064*(4)	23,421	20,504
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(4)	13,787	12,440
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(4)	35,408	30,360
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(4)	2,679	2,629
Series 2022-3, Class A1 3.90%, 02/25/2067*(4)	110,567	107,456
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 5.35%, (SOFR30A+1.00%), 05/25/2044*	46,483	46,497
Series 2025-R05, Class 2M1 5.52%, (SOFR30A+1.20%), 07/25/2045*	175,000	175,109
EFMT
Series 2025-INV1, Class A1 5.63%, 03/25/2070*(5)	94,423	94,547
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(4)	48,590	40,314
Series 2020-2, Class A1 1.18%, 10/25/2065*(4)	42,402	39,620
GCAT Trust
Series 2025-NQM4, Class A1 5.53%, 06/25/2070*(5)	185,000	184,982
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(4)	26,820	22,559

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.47%, 01/13/2040*(4)	$ 125,000	$ 128,143
J.P. Morgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-NINE, Class A 2.85%, 09/06/2038*(4)	128,000	125,012
JP Morgan Mtg. Trust Series VRS
Series 2025-NQM3, Class A1 5.50%, 11/25/2065*(4)	120,000	119,778
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.30%, (TSFR1M+0.94%), 08/25/2050*	4,128	3,895
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(4)	3,055	2,755
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(4)	7,891	7,062
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(4)	8,608	7,704
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(4)	15,685	13,996
MARQ Trust FRS
Series 2024-HOU, Class A 5.93%, (TSFR1M+1.59%), 06/15/2039*	100,000	99,844
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 5.56%, (TSFR1M+1.21%), 04/15/2038*	164,000	164,307
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-DSC2, Class A1 5.44%, 07/25/2070*(5)	100,000	99,920
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(4)	66,454	53,246
Series 2025-NQM5, Class A1 5.44%, 07/25/2070*(4)	100,000	99,994
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(4)	119,981	100,282
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(4)	230,000	229,629
NXPT Commercial Mtg. Trust VRS
Series 2024-STOR, Class A 4.31%, 11/05/2041*(4)	70,000	68,525
OBX Trust FRS
Series 2019-EXP3, Class 2A2 5.57%, (TSFR1M+1.21%), 10/25/2059*	3,802	3,815
PENN Commercial Mtg. Trust VRS
Series 2025-P11, Class A 5.52%, 08/10/2042*(4)	190,000	190,542
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.17%, 12/25/2049*(4)	154,911	132,026
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(4)	383	377
Series 2024-HYB1, Class A1A 4.45%, 11/25/2063*(4)	91,562	91,165
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(4)	11,631	10,965
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(4)	24,827	24,469
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2024-2, Class A1B 4.80%, 12/25/2064*(4)	$ 269,110	$ 269,164
Verus Securitization Trust
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(5)	109,215	109,712
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 5.94%, 03/15/2040*(4)	200,000	200,396
		4,747,716
U.S. Government Agency — 0.3%
Connecticut Avenue Securities Trust FRS
Series 2023-R04, Class 1M1 6.65%, (SOFR30A+2.30%), 05/25/2043*	140,543	143,353
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K-753, Class A2 4.40%, 10/25/2030	550,000	550,673
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(4)	940,000	832,126
Series K-150, Class A2 3.71%, 09/25/2032(4)	405,000	384,788
Series K-156, Class A2 4.43%, 02/25/2033(4)	315,000	312,251
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.20%, (SOFR30A+0.85%), 11/25/2041*	35,232	35,189
Series 2025-HQA1, Class A1 5.30%, (SOFR30A+0.95%), 02/25/2045*	38,750	38,724
		2,297,104
Total Collateralized Mortgage Obligations (cost $7,108,741)		7,044,820
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.0%
U.S. Government — 10.0%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,644,600	1,013,895
1.25%, 05/15/2050	278,400	131,968
1.38%, 11/15/2040 to 08/15/2050	1,938,000	1,022,374
1.63%, 11/15/2050	340,000	176,548
1.75%, 08/15/2041	575,000	378,624
1.88%, 02/15/2041 to 11/15/2051	7,025,000	4,475,792
2.00%, 11/15/2041 to 08/15/2051	3,206,000	1,882,171
2.25%, 05/15/2041 to 02/15/2052	1,957,000	1,228,546
2.38%, 02/15/2042 to 05/15/2051	1,271,000	821,972
2.50%, 02/15/2045	170,000	118,250
2.75%, 08/15/2047	380,000	267,573
2.88%, 05/15/2043 to 05/15/2052	1,315,000	936,733
3.00%, 11/15/2044 to 08/15/2052	1,420,000	1,041,771
3.13%, 11/15/2041 to 05/15/2048	630,000	497,203
3.25%, 05/15/2042	350,000	286,467
3.38%, 08/15/2042 to 11/15/2048	652,500	534,916
3.63%, 02/15/2053 to 05/15/2053	2,981,500	2,396,872
3.88%, 08/15/2040 to 05/15/2043	2,600,000	2,316,349
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,179,943
4.13%, 08/15/2044 to 08/15/2053	822,200	734,817
4.25%, 02/15/2054 to 08/15/2054	695,000	624,937
4.38%, 08/15/2043	250,000	235,654
4.50%, 02/15/2044 to 11/15/2054	2,210,000	2,097,466

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.63%, 05/15/2044 to 02/15/2055	$ 1,775,000	$ 1,712,454
4.75%, 11/15/2043 to 05/15/2055	1,370,000	1,340,286
5.00%, 05/15/2045	10,000	10,147
United States Treasury Notes
0.63%, 05/15/2030	175,000	149,823
0.75%, 08/31/2026	2,735,000	2,637,138
1.25%, 08/15/2031	1,375,000	1,169,233
1.88%, 02/28/2027	2,570,000	2,486,475
2.75%, 07/31/2027 to 08/15/2032	1,460,000	1,346,818
2.88%, 05/15/2032	460,000	425,985
3.38%, 05/15/2033	560,000	529,134
3.50%, 02/15/2033	115,000	109,924
3.63%, 05/31/2028 to 08/31/2029	7,645,000	7,583,660
3.88%, 03/31/2027 to 08/15/2034	2,535,000	2,519,578
4.00%, 02/29/2028 to 02/15/2034	7,345,000	7,356,907
4.00%, 06/30/2028(6)(7)	3,835,000	3,847,434
4.13%, 02/28/2027 to 11/15/2032	8,385,000	8,415,365
4.25%, 02/28/2029 to 11/15/2034	4,890,000	4,925,802
4.38%, 11/30/2028 to 12/31/2029	2,340,000	2,377,394
4.50%, 05/31/2029	1,285,000	1,311,353
4.63%, 02/15/2035	1,320,000	1,348,669
		77,004,420
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 01/20/2050 to 05/20/2050	11,964	10,293
3.50%, 09/20/2049 to 02/20/2050	10,125	9,236
		19,529
Total U.S. Government & Agency Obligations (cost $85,388,886)		77,023,949
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.1%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	307,922
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	224,988
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	230,650
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,698
		788,258
Sovereign — 0.2%
Kingdom of Saudi Arabia
5.38%, 01/13/2031*	200,000	207,807
Republic of Panama
3.30%, 01/19/2033	350,000	287,875
Republic of Peru
5.38%, 02/08/2035	60,000	59,734
Republic of Poland
5.50%, 03/18/2054	295,000	275,772
United Mexican States
2.66%, 05/24/2031	200,000	172,264
3.50%, 02/12/2034	230,000	192,625
		1,196,077
Total Foreign Government Obligations (cost $2,101,700)		1,984,335
Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.4%
California State University Revenue Bonds
2.80%, 11/01/2041	$ 350,000	$ 253,936
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	157,202
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	78,998
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	54,773
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	225,000	241,068
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	252,035
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	168,195
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	25,620
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	47,127
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	221,097
2.99%, 11/01/2038	60,000	50,949
3.09%, 11/01/2040	135,000	108,471
Denver City & County School District No 1 Certificate Participation
4.24%, 12/15/2037	25,000	23,390
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	114,942
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	54,017
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	85,000	90,059
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	45,000	49,216
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	137,959
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	173,836
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	51,352
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	44,000	47,146

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	$ 100,000	$ 88,017
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	156,903
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	50,036
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	120,236
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,606
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	59,370
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	105,808
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	88,692
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	23,125
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	83,250
Total Municipal Securities (cost $4,071,062)		3,181,431
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	936	0
Total Long-Term Investment Securities (cost $608,545,763)		751,850,572
SHORT-TERM INVESTMENTS — 2.7%
Unaffiliated Investment Companies — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(8)	20,788,891	20,788,891
T. Rowe Price Treasury Reserve Fund 4.38%(8)	119	119
Total Short-Term Investments (cost $20,789,011)		20,789,010
TOTAL INVESTMENTS (cost $629,334,774)(9)	100.0%	772,639,582
Other assets less liabilities	0.0	23,201
NET ASSETS	100.0%	$772,662,783
^	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Allocation Moderately Aggressive Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $19,716,395 representing 2.6% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	11	$18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	$57,754	$0.00	0.0%
Definity Financial Corp.	05/28/2025	1,002	48,271	51,284	51.18	0.0
Gusto, Inc.	10/04/2021	775	22,311	19,763	25.50	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,750	1,375.09	0.0
Databricks, Inc. Series G	02/01/2021	300	17,737	31,109	103.70	0.0
Databricks, Inc. Series H	08/31/2021	858	63,049	88,970	103.70	0.0
Gusto, Inc. Series E	07/13/2021	1,028	31,246	26,214	25.50	0.0
				$277,844		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2025.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open centrally cleared swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of July 31, 2025.
(9)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 43	0.455%	4,075,000	USD	4,075,000	1.000%	Quarterly	Dec 2029	$ 78,202	$11,252	$ 89,454
Centrally Cleared	CDX Investment Grade Index Series 44	0.512	2,500,000	USD	2,500,000	1.000	Quarterly	Jun 2030	55,240	(1,181)	54,059
					1,575,000				$133,442	$10,071	$143,513
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
52	Long	U.S. Treasury 5 Year Notes	September 2025	$5,614,520	$5,624,938	$10,418
2	Long	U.S. Treasury Long Bonds	September 2025	226,735	228,375	1,640
5	Short	U.S. Treasury Ultra 10 Year Notes	September 2025	565,915	565,391	524
						$12,582
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$6,226,688	$—	$0	$6,226,688
Commercial Services	11,615,027	—	19,763	11,634,790
Computer Graphics	—	—	57,754	57,754
Insurance	32,702,755	51,284	—	32,754,039
Lodging	2,521,463	—	0	2,521,463
Other Industries	563,017,100	—	—	563,017,100
Convertible Preferred Stocks	—	—	149,043	149,043
Corporate Bonds & Notes	—	41,234,701	—	41,234,701
Asset Backed Securities	—	5,020,459	—	5,020,459
Collateralized Mortgage Obligations	—	7,044,820	—	7,044,820
U.S. Government & Agency Obligations	—	77,023,949	—	77,023,949
Foreign Government Obligations	—	1,984,335	—	1,984,335
Municipal Securities	—	3,181,431	—	3,181,431
Escrows and Litigation Trusts	—	0	0	0
Short-Term Investments	20,789,010	—	—	20,789,010
Total Investments at Value	$636,872,043	$135,540,979	$226,560	$772,639,582
Other Financial Instruments:†
Swaps	$—	$11,252	$—	$11,252
Futures Contracts	12,582	—	—	12,582
Total Other Financial Instruments	$12,582	$11,252	$—	$23,834
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$1,181	$—	$1,181
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.7%
Advertising — 0.0%
WPP PLC	67,852	$ 367,396
Aerospace/Defense — 1.4%
Boeing Co.†	3,356	744,495
General Electric Co.	23,265	6,306,676
Howmet Aerospace, Inc.	1,874	336,889
L3Harris Technologies, Inc.	6,312	1,734,664
Melrose Industries PLC	267,936	1,812,418
Northrop Grumman Corp.	3,324	1,916,652
Rheinmetall AG	662	1,311,125
RTX Corp.	1,445	227,689
Safran SA	9,533	3,149,486
Thales SA	3,112	837,423
TransDigm Group, Inc.	454	730,241
		19,107,758
Agriculture — 0.1%
Altria Group, Inc.	4,843	299,975
Farmer's Business Network, Inc.†(1)(2)	413	0
Philip Morris International, Inc.	5,660	928,523
		1,228,498
Airlines — 0.1%
Ryanair Holdings PLC ADR	17,820	1,109,651
United Airlines Holdings, Inc.†	1,631	144,034
		1,253,685
Apparel — 0.2%
Asics Corp.	51,100	1,209,050
Kering SA	4,649	1,148,627
NIKE, Inc., Class B	2,550	190,459
Samsonite Group SA*	261,600	535,197
Tapestry, Inc.	722	77,998
		3,161,331
Auto Manufacturers — 0.8%
Cummins, Inc.	983	361,370
General Motors Co.	2,533	135,110
Subaru Corp.	45,700	842,329
Suzuki Motor Corp.	96,300	1,064,217
Tesla, Inc.†	20,677	6,374,099
Toyota Motor Corp.	146,000	2,610,670
		11,387,795
Auto Parts & Equipment — 0.2%
Autoliv, Inc. SDR	13,549	1,508,636
Denso Corp.	78,500	1,070,265
Dowlais Group PLC	324,765	301,517
Magna International, Inc.	4,000	164,000
		3,044,418
Banks — 4.3%
ABN AMRO Bank NV CVA*	26,146	756,687
ANZ Group Holdings, Ltd.	64,443	1,272,247
Banco Santander SA	251,716	2,164,777
Bank of America Corp.	82,963	3,921,661
Bank of New York Mellon Corp.	3,081	312,567
Barclays PLC	307,002	1,505,407
Citigroup, Inc.	24,279	2,274,942
DBS Group Holdings, Ltd.	52,110	1,922,820
DNB Bank ASA	93,581	2,374,215
Erste Group Bank AG	12,945	1,189,951
Fifth Third Bancorp	4,233	175,966
Goldman Sachs Group, Inc.	3,282	2,374,822
Security Description	Shares or Principal Amount	Value

Banks (continued)
HDFC Bank, Ltd.	66,026	$ 1,521,032
Huntington Bancshares, Inc.	12,467	204,833
ING Groep NV	92,460	2,162,008
Intesa Sanpaolo SpA	257,377	1,555,239
JPMorgan Chase & Co.	31,616	9,365,924
KeyCorp	87,129	1,561,352
Lloyds Banking Group PLC	1,792,306	1,841,533
Macquarie Group, Ltd.	10,451	1,459,997
Mitsubishi UFJ Financial Group, Inc.	201,600	2,821,464
Morgan Stanley	8,221	1,171,164
National Bank of Canada	15,162	1,577,150
Popular, Inc.	791	90,633
Skandinaviska Enskilda Banken AB, Class A	87,966	1,540,197
Societe Generale SA	33,384	2,131,953
Standard Chartered PLC	112,996	2,030,249
State Street Corp.	1,889	211,096
Sumitomo Mitsui Trust Group, Inc.	40,700	1,073,368
Truist Financial Corp.	1,169	51,097
UBS Group AG	40,578	1,520,707
UniCredit SpA	36,214	2,670,990
United Overseas Bank, Ltd.	50,500	1,407,575
US Bancorp	8,619	387,510
Wells Fargo & Co.	4,048	326,390
Western Alliance Bancorp	951	73,760
		59,003,283
Beverages — 0.3%
Coca-Cola Co.	15,123	1,026,700
Diageo PLC	44,604	1,091,533
Heineken NV	18,154	1,430,739
Keurig Dr Pepper, Inc.	11,711	382,364
Monster Beverage Corp.†	3,140	184,475
PepsiCo, Inc.	3,242	447,137
		4,562,948
Biotechnology — 0.4%
Amgen, Inc.	430	126,893
Argenx SE ADR†	1,955	1,310,495
BeOneMedicines, Ltd. ADR†	471	141,832
Corteva, Inc.	3,650	263,275
Gilead Sciences, Inc.	27,275	3,062,710
Regeneron Pharmaceuticals, Inc.	557	303,821
Vertex Pharmaceuticals, Inc.†	1,274	582,052
		5,791,078
Building Materials — 0.3%
Carrier Global Corp.	3,578	245,522
Heidelberg Materials AG	829	191,576
Holcim AG	13,992	1,119,360
Johnson Controls International PLC	1,731	181,755
Kingspan Group PLC	7,470	619,324
Knife River Corp.†	782	64,499
Louisiana-Pacific Corp.	1,026	92,761
Owens Corning	5,276	735,633
Trane Technologies PLC	695	304,465
Trex Co., Inc.†	1,011	64,946
Vulcan Materials Co.	701	192,544
West Fraser Timber Co., Ltd. (NASDAQ)	1,986	137,650
West Fraser Timber Co., Ltd. (TSX)	1,679	116,401
		4,066,436
Chemicals — 1.2%
Air Liquide SA	12,474	2,459,864
Akzo Nobel NV	13,068	821,419

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
BASF SE	23,657	$ 1,165,206
CF Industries Holdings, Inc.	922	85,589
Covestro AG†	13,839	938,108
Dow, Inc.	1,468	34,190
DuPont de Nemours, Inc.	2,006	144,231
Johnson Matthey PLC	4,217	98,463
Linde PLC	9,350	4,303,431
Mosaic Co.	2,626	94,562
Nippon Sanso Holdings Corp.	1,900	67,710
PPG Industries, Inc.	7,701	812,455
RPM International, Inc.	1,243	145,941
Sherwin-Williams Co.	12,499	4,135,669
Shin-Etsu Chemical Co., Ltd.	49,800	1,451,399
Syensqo SA	858	68,501
Symrise AG	183	16,603
		16,843,341
Coal — 0.0%
Warrior Met Coal, Inc.	1,964	100,910
Whitehaven Coal, Ltd.	3,112	12,880
		113,790
Commercial Services — 0.9%
Adyen NV*†	620	1,068,815
API Group Corp.†	4,214	151,999
Ashtead Group PLC	7,206	483,253
Automatic Data Processing, Inc.	275	85,113
Block, Inc.†	6,245	482,489
Booz Allen Hamilton Holding Corp.	747	80,176
Cintas Corp.	3,168	705,038
Colliers International Group, Inc.	1,081	162,918
Corpay, Inc.†	4,798	1,549,994
Edenred SE	16,641	477,046
Element Fleet Management Corp.	78,460	2,040,775
Equifax, Inc.	4,473	1,074,549
Global Payments, Inc.	336	26,863
Gusto, Inc.†(1)(2)	2,300	58,650
Moody's Corp.	556	286,746
Recruit Holdings Co., Ltd.	20,000	1,200,530
S&P Global, Inc.	2,158	1,189,274
TechnoPro Holdings, Inc.	40,200	1,283,308
Verisk Analytics, Inc.	748	208,475
		12,616,011
Computer Graphics — 0.0%
Canva, Inc.(1)(2)	120	165,011
Computers — 2.1%
Accenture PLC, Class A	4,102	1,095,644
Apple, Inc.	112,358	23,322,150
Crowdstrike Holdings, Inc., Class A†	1,889	858,683
Fortinet, Inc.†	3,778	377,422
International Business Machines Corp.	1,513	383,016
NEC Corp.	54,200	1,581,073
Nomura Research Institute, Ltd.	29,000	1,157,500
Okta, Inc.†	579	56,626
Super Micro Computer, Inc.†	2,413	142,295
Teleperformance SE	5,370	525,313
Western Digital Corp.	1,366	107,490
		29,607,212
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	26,927	2,257,829
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
e.l.f. Beauty, Inc.†	764	$ 92,589
Kenvue, Inc.	142,194	3,048,639
L'Oreal SA	4,105	1,823,958
Procter & Gamble Co.	29,943	4,505,523
Puig Brands SA, Class B	35,577	663,818
Unilever PLC	84,826	4,938,082
		17,330,438
Distribution/Wholesale — 0.3%
Bunzl PLC	33,530	998,102
Mitsubishi Corp.	50,000	990,716
Pool Corp.	333	102,611
SiteOne Landscape Supply, Inc.†	536	73,877
Sumitomo Corp.	73,300	1,876,247
		4,041,553
Diversified Financial Services — 2.2%
AerCap Holdings NV	11,552	1,238,952
American Express Co.	8,571	2,565,386
Apollo Global Management, Inc.	1,224	177,872
Ares Management Corp., Class A	1,009	187,200
Blackrock, Inc.	465	514,295
Capital One Financial Corp.	5,002	1,075,430
Cboe Global Markets, Inc.	515	124,135
Charles Schwab Corp.	51,147	4,998,596
CME Group, Inc.	5,249	1,460,692
Intercontinental Exchange, Inc.	16,442	3,038,975
Julius Baer Group, Ltd.	14,827	1,007,999
Mastercard, Inc., Class A	10,192	5,773,462
TPG, Inc.	3,675	209,732
Tradeweb Markets, Inc., Class A	1,383	191,615
Visa, Inc., Class A	23,626	8,162,074
Voya Financial, Inc.	3,423	239,610
		30,966,025
Electric — 1.2%
Ameren Corp.	23,464	2,372,914
CMS Energy Corp.	2,302	169,888
Consolidated Edison, Inc.	2,694	278,829
Constellation Energy Corp.	6,071	2,111,737
DTE Energy Co.	1,247	172,597
Electric Power Development Co., Ltd.	24,600	425,524
Engie SA	84,812	1,898,969
Exelon Corp.	2,793	125,517
National Grid PLC	164,891	2,308,291
NextEra Energy, Inc.	11,628	826,286
NRG Energy, Inc.	593	99,150
PG&E Corp.	25,119	352,168
Sempra	3,625	296,090
Southern Co.	19,147	1,809,009
Vistra Corp.	1,195	249,205
Xcel Energy, Inc.	42,683	3,134,639
		16,630,813
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	17,436	3,223,045
Emerson Electric Co.	1,145	166,609
Legrand SA	11,498	1,705,140
Prysmian SpA	33,499	2,690,560
		7,785,354
Electronics — 0.8%
ABB, Ltd.	43,633	2,875,024
Amphenol Corp., Class A	5,090	542,136

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Fortive Corp.	2,938	$ 140,818
Honeywell International, Inc.	1,419	315,515
Hubbell, Inc.	807	353,046
Jabil, Inc.	172	38,385
Keysight Technologies, Inc.†	25,312	4,148,890
Mettler-Toledo International, Inc.†	178	219,595
Ralliant Corp.†	902	41,240
TE Connectivity PLC	10,532	2,166,959
		10,841,608
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	3,162	552,496
Engineering & Construction — 0.1%
Cellnex Telecom SA*	2,932	103,726
Kajima Corp.	2,000	50,305
Shimizu Corp.	70,900	790,102
SPIE SA	1,094	64,359
		1,008,492
Entertainment — 0.0%
TKO Group Holdings, Inc.	790	132,728
Environmental Control — 0.2%
Pentair PLC	5,632	575,590
Republic Services, Inc.	9,726	2,243,302
Veralto Corp.	1,048	109,862
Waste Connections, Inc.	887	165,576
Waste Management, Inc.	911	208,765
		3,303,095
Exchange-Traded Funds — 0.0%
Sprott Physical Uranium Trust†	2,500	40,253
Food — 0.7%
Ajinomoto Co., Inc.	47,200	1,253,554
Lamb Weston Holdings, Inc.	510	29,106
Mondelez International, Inc., Class A	41,760	2,701,455
Nestle SA	51,302	4,490,701
Seven & i Holdings Co., Ltd.	98,600	1,305,731
Tyson Foods, Inc., Class A	1,141	59,674
		9,840,221
Food Service — 0.2%
Compass Group PLC	85,932	3,024,404
Forest Products & Paper — 0.2%
International Paper Co.	60,212	2,814,309
UPM-Kymmene Oyj	3,107	80,665
		2,894,974
Gas — 0.1%
Atmos Energy Corp.	7,880	1,228,650
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	4,652	314,708
Healthcare-Products — 1.7%
Abbott Laboratories	21,009	2,651,126
Alcon AG	12,177	1,076,703
Alcon, Inc.	18,224	1,595,511
Boston Scientific Corp.†	6,563	688,590
Cooper Cos., Inc.†	2,933	207,334
Danaher Corp.	10,829	2,135,046
EssilorLuxottica SA	5,009	1,489,659
Intuitive Surgical, Inc.†	6,153	2,960,147
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Koninklijke Philips NV	69,110	$ 1,821,857
Medtronic PLC	1,845	166,493
Repligen Corp.†	874	102,319
Revvity, Inc.	16,752	1,472,501
Siemens Healthineers AG*	35,512	1,916,893
Sonova Holding AG	2,080	569,263
Stryker Corp.	3,833	1,505,334
Sysmex Corp.	36,500	599,539
Thermo Fisher Scientific, Inc.	3,366	1,574,211
Zimmer Biomet Holdings, Inc.	2,112	193,565
		22,726,091
Healthcare-Services — 0.7%
Cigna Group	6,293	1,682,622
Elevance Health, Inc.	6,027	1,706,123
IQVIA Holdings, Inc.†	464	86,239
Molina Healthcare, Inc.†	2,106	332,474
Quest Diagnostics, Inc.	6,460	1,081,469
Tenet Healthcare Corp.†	13,338	2,151,153
UnitedHealth Group, Inc.	12,187	3,041,388
		10,081,468
Home Builders — 0.1%
NVR, Inc.†	36	271,782
Open House Group Co., Ltd.	2,800	124,942
Persimmon PLC	50,168	758,612
		1,155,336
Home Furnishings — 0.3%
Panasonic Holdings Corp.	117,600	1,123,361
Sony Group Corp.	125,700	3,069,147
		4,192,508
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	2,315	288,495
Insurance — 3.1%
Admiral Group PLC	24,695	1,114,728
AIA Group, Ltd.	165,400	1,546,543
Allstate Corp.	18,887	3,838,783
American International Group, Inc.	3,676	285,368
Aviva PLC	141,468	1,211,777
AXA SA	48,775	2,375,654
Axis Capital Holdings, Ltd.	1,480	138,883
Berkshire Hathaway, Inc., Class B†	15,940	7,521,767
Chubb, Ltd.	15,159	4,032,900
Definity Financial Corp.	26,834	1,445,697
Definity Financial Corp.†(2)	1,831	93,714
Equitable Holdings, Inc.	3,088	158,569
Generali	20,461	764,015
Great-West Lifeco, Inc.	34,706	1,303,228
Hartford Insurance Group, Inc.	2,377	295,675
Mandatum Oyj	132,210	898,931
Marsh & McLennan Cos., Inc.	4,949	985,841
MetLife, Inc.	11,190	849,881
Muenchener Rueckversicherungs-Gesellschaft AG	5,937	3,899,863
Progressive Corp.	2,193	530,794
RenaissanceRe Holdings, Ltd.	1,215	296,144
Sampo Oyj, Class A	177,446	1,906,752
Storebrand ASA	69,480	989,912
Tokio Marine Holdings, Inc.	80,900	3,285,356
Travelers Cos., Inc.	8,856	2,304,685
		42,075,460

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 5.7%
Alibaba Group Holding, Ltd.	36,992	$ 545,220
Alphabet, Inc., Class A	34,837	6,685,220
Alphabet, Inc., Class C	65,142	12,563,286
Amazon.com, Inc.†	102,447	23,983,867
Booking Holdings, Inc.	443	2,438,299
CDW Corp.	769	134,098
DoorDash, Inc., Class A†	5,233	1,309,558
eBay, Inc.	1,881	172,582
Gen Digital, Inc.	9,907	292,157
Meta Platforms, Inc., Class A	23,781	18,393,177
Netflix, Inc.†	5,437	6,303,658
Palo Alto Networks, Inc.†	2,564	445,110
Pinterest, Inc., Class A†	26,752	1,032,627
Sea, Ltd. ADR†	13,731	2,150,961
Shopify, Inc., Class A†	11,073	1,353,231
Spotify Technology SA†	214	134,080
Tencent Holdings, Ltd.	10,400	728,662
Uber Technologies, Inc.†	874	76,694
		78,742,487
Investment Companies — 0.1%
SK Square Co., Ltd.†	5,556	609,365
Yellow Cake PLC*†	6,563	42,453
		651,818
Iron/Steel — 0.2%
ArcelorMittal SA	4,594	144,278
Carpenter Technology Corp.	248	61,849
Champion Iron, Ltd. (ASX)	24,450	65,522
China Steel Corp.	109,000	71,029
Fortescue, Ltd.	9,761	111,470
Jindal Steel & Power, Ltd.	2,608	28,730
JSW Steel, Ltd.	7,799	94,186
Nippon Steel Corp.	9,900	191,665
Nucor Corp.	2,331	333,496
POSCO Holdings, Inc.	931	207,105
Reliance, Inc.	1,012	293,612
Steel Dynamics, Inc.	5,225	666,501
Tata Steel, Ltd.	83,424	149,804
thyssenkrupp AG	5,519	64,368
Vale SA	36,894	352,234
		2,835,849
Leisure Time — 0.1%
Amadeus IT Group SA	19,599	1,575,040
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,677	449,570
Las Vegas Sands Corp.	3,765	197,286
Marriott International, Inc., Class A	1,294	341,396
		988,252
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	4,688	2,053,438
GE Vernova, Inc.	2,727	1,800,611
Hitachi, Ltd.	75,800	2,360,959
Mitsubishi Electric Corp.	119,000	2,637,255
Sandvik AB	67,350	1,645,695
Vertiv Holdings Co., Class A	1,634	237,910
		10,735,868
Machinery-Diversified — 0.8%
Deere & Co.	8,558	4,487,559
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Dover Corp.	1,573	$ 284,933
Esab Corp.	779	104,518
Ingersoll Rand, Inc.	2,650	224,270
Interpump Group SpA	2,128	87,328
KION Group AG	20,282	1,255,660
Kubota Corp.	7,200	80,666
Middleby Corp.†	334	48,497
Rockwell Automation, Inc.	2,896	1,018,552
Westinghouse Air Brake Technologies Corp.	14,746	2,831,969
Xylem, Inc.	1,215	175,713
		10,599,665
Media — 0.1%
Charter Communications, Inc., Class A†	556	149,764
Comcast Corp., Class A	28,599	950,345
Walt Disney Co.	3,056	364,000
		1,464,109
Metal Fabricate/Hardware — 0.0%
Tenaris SA ADR	2,835	99,055
Mining — 1.5%
Agnico Eagle Mines, Ltd. (NYSE)	1,165	144,879
Agnico Eagle Mines, Ltd. (TSX)	7,132	885,375
Alamos Gold, Inc.	3,868	93,992
Alamos Gold, Inc., Class A	14,491	352,130
Alcoa Corp.	2,188	65,574
Alrosa PJSC†(1)(2)	121,860	0
Aluminium Bahrain BSC	20,052	50,263
Angl0d American PLC	15,579	441,938
Anglogold Ashanti PLC	3,436	158,915
Anglogold Ashanti PLC (JSE)	2,925	132,505
Anglogold Ashanti PLC (NYSE)	2,517	116,411
Antofagasta PLC	68,863	1,707,017
Artemis Gold, Inc.†	13,711	250,847
Ausgold, Ltd.†	40,930	14,336
Barrick Mining Corp.	7,685	162,307
BHP Group, Ltd. (ASX)	91,125	2,298,538
BHP Group, Ltd. (LSE)	42,432	1,068,641
Cameco Corp.	3,582	268,399
Capricorn Metals, Ltd.†	36,844	212,390
Capstone Copper Corp.†	27,715	155,417
CMOC Group, Ltd.	63,000	71,748
Coeur Mining, Inc.†	5,951	51,714
Discovery Silver Corp.†	34,530	80,494
Dundee Precious Metals, Inc.	5,748	92,924
Endeavour Mining PLC	1,342	40,291
Energy Fuels, Inc.†	7,629	69,348
Equinox Gold Corp.†	8,344	50,825
ERO Copper Corp.†	9,209	124,617
First Quantum Minerals, Ltd.†	16,167	271,745
Foran Mining Corp.	23,013	42,684
Franco-Nevada Corp. (NYSE)	2,776	442,300
Franco-Nevada Corp. (TSX)	5,531	881,064
Freeport-McMoRan, Inc.	55,624	2,238,310
G Mining Ventures Corp.†	14,014	164,252
Genesis Minerals, Ltd.†	18,704	44,354
Glencore PLC	161,242	648,948
Gold Fields, Ltd.	15,720	380,395
Grupo Mexico SAB de CV, Class B	32,118	200,369
Harmony Gold Mining Co., Ltd.	6,998	92,891
Iluka Resources, Ltd.	10,380	34,354
Impala Platinum Holdings, Ltd.†	31,291	295,299
Industrias Penoles SAB de CV†	6,008	157,788

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Ivanhoe Electric, Inc.†	13,010	$ 124,376
Ivanhoe Mines, Ltd.†	9,070	70,761
Kinross Gold Corp.	8,591	137,459
Lundin Gold, Inc.	2,588	119,781
MP Materials Corp.†	990	60,885
NAC Kazatomprom JSC GDR	3,043	125,372
Newmont Corp.(ASX)	1,813	112,702
Newmont Corp.(NYSE)	11,014	683,969
NGEx Minerals, Ltd.†	9,570	135,165
Northam Platinum Holdings, Ltd.	7,609	87,626
Northern Star Resources, Ltd.	18,415	184,262
Novagold Resources, Inc.†	8,797	45,656
OR Royalties, Inc.	13,682	378,980
Ora Banda Mining, Ltd.†	36,747	15,350
Orla Mining, Ltd.†	6,512	60,627
Polyus PJSC Series E†(1)(2)	4,280	0
Predictive Discovery, Ltd.†	332,166	90,723
Rio Tinto PLC	11,142	662,676
Rio Tinto, Ltd.	2,940	211,045
Robex Resources, Inc.†	4,771	10,885
Royal Gold, Inc.	148	22,410
Sibanye Stillwater, Ltd.†	45,951	96,789
Skeena Resources, Ltd.†	14,444	203,275
Snowline Gold Corp.	15,252	105,122
Southern Copper Corp.	2,022	190,392
Sovereign Metals, Ltd.†	40,743	18,721
Teck Resources, Ltd., Class B	8,802	285,713
Torex Gold Resources, Inc.†	643	18,112
Turaco Gold, Ltd.†	42,786	11,823
Uranium Energy Corp.†	33,035	286,413
Valterra Platinum, Ltd.†	7,007	316,003
Valterra Platinum, Ltd.†	1,490	66,511
Wheaton Precious Metals Corp.	9,746	891,320
Zijin Mining Group Co., Ltd.	146,000	389,643
		21,277,135
Miscellaneous Manufacturing — 0.8%
Parker-Hannifin Corp.	4,161	3,045,436
Siemens AG	26,640	6,837,309
Teledyne Technologies, Inc.†	782	430,898
		10,313,643
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	349	118,318
Oil & Gas — 2.4%
BP PLC	29,321	156,730
Canadian Natural Resources, Ltd.	10,776	341,105
Chevron Corp.	29,586	4,486,421
ConocoPhillips	39,929	3,806,831
DCC PLC	15,071	947,407
Diamondback Energy, Inc.	7,487	1,113,017
EOG Resources, Inc.	5,366	644,027
EQT Corp.	6,540	351,525
Equinor ASA	82,385	2,133,195
Expand Energy Corp.	3,024	316,855
Exxon Mobil Corp.	29,143	3,253,525
Galp Energia SGPS SA	10,472	199,755
HF Sinclair Corp.	2,828	124,262
Kelt Exploration, Ltd.†	6,502	34,537
Marathon Petroleum Corp.	2,205	375,269
NuVista Energy, Ltd.†	5,469	57,785
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ovintiv, Inc.	3,436	$ 141,495
Permian Resources Corp.	8,553	121,111
Phillips 66	4,118	508,902
Precision Drilling Corp.†	974	54,851
Range Resources Corp.	58,656	2,153,848
Shell PLC	21,456	768,185
Shell PLC ADR	44,591	3,219,916
Suncor Energy, Inc. (TSX)	7,618	300,465
Texas Pacific Land Corp.	68	65,833
TotalEnergies SE	63,664	3,779,426
Tourmaline Oil Corp.	3,271	139,211
Valero Energy Corp.	16,570	2,275,227
Var Energi ASA	13,309	45,905
Viper Energy, Inc.	3,072	115,692
Vista Energy SAB de CV†	1,532	68,480
Weatherford International PLC	1,940	109,707
Woodside Energy Group, Ltd.	10,792	184,414
		32,394,914
Oil & Gas Services — 0.3%
Baker Hughes Co.	4,421	199,166
Expro Group Holdings NV†	7,895	85,108
Kodiak Gas Services, Inc.	2,051	66,309
Schlumberger NV	81,800	2,764,840
TechnipFMC PLC	38,497	1,400,136
		4,515,559
Packaging & Containers — 0.2%
Ball Corp.	21,883	1,253,021
Packaging Corp. of America	1,042	201,887
Stora Enso Oyj, Class R	83,857	864,532
		2,319,440
Pharmaceuticals — 2.3%
AbbVie, Inc.	6,768	1,279,287
AstraZeneca PLC ADR	77,266	5,647,372
Becton Dickinson & Co.	5,683	1,012,995
Cardinal Health, Inc.	690	107,102
Cencora, Inc.	9,348	2,674,276
Chugai Pharmaceutical Co., Ltd.	35,400	1,727,745
Chugai Pharmaceutical Co., Ltd. ADR	17,748	427,372
CVS Health Corp.	5,522	342,916
Eli Lilly & Co.	9,155	6,775,341
Johnson & Johnson	4,948	815,134
McKesson Corp.	289	200,433
Merck & Co., Inc.	5,110	399,193
Novartis AG	24,633	2,856,488
Novo Nordisk A/S, Class B	33,307	1,601,506
Pfizer, Inc.	5,698	132,706
Roche Holding AG	11,433	3,618,866
Sanofi SA	25,748	2,316,603
Viatris, Inc.	22,475	196,432
		32,131,767
Pipelines — 0.2%
Enbridge, Inc.	8,375	379,304
Kinder Morgan, Inc.	3,847	107,947
ONEOK, Inc.	3,084	253,227
South Bow Corp.	4,579	120,258
Targa Resources Corp.	3,753	624,537
Williams Cos., Inc.	14,561	872,932
		2,358,205

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.3%
Blackstone, Inc.	1,078	$ 186,451
Bridgepoint Group PLC*	190,693	825,527
Brookfield Corp.	26,688	1,787,611
CVC Capital Partners PLC*	46,644	900,121
KKR & Co., Inc.	2,519	369,235
		4,068,945
Real Estate — 0.2%
CBRE Group, Inc., Class A†	1,935	301,357
CoStar Group, Inc.†	618	58,827
Emerald Resources NL†	65,192	144,540
Kerry Properties, Ltd.	36,000	96,306
Kojamo Oyj†	14,572	185,253
LEG Immobilien SE	944	75,141
Mitsubishi Estate Co., Ltd.	15,500	291,499
Mitsui Fudosan Co., Ltd.	197,600	1,780,103
Nomura Real Estate Holdings, Inc.	12,500	69,695
Shurgard Self Storage, Ltd.	2,922	116,210
Sun Hung Kai Properties, Ltd.	13,500	160,796
Swire Properties, Ltd.	44,000	118,268
		3,397,995
REITS — 2.2%
Acadia Realty Trust	16,763	313,803
Aedifica SA	965	71,251
Agree Realty Corp.	394	28,250
Alexandria Real Estate Equities, Inc.	939	71,768
American Homes 4 Rent, Class A	13,008	451,248
American Tower Corp.	6,805	1,418,094
Annaly Capital Management, Inc.	47,682	969,375
Apple Hospitality REIT, Inc.	8,096	95,128
AvalonBay Communities, Inc.	3,840	715,315
Big Yellow Group PLC	9,125	112,797
Broadstone Net Lease, Inc.	665	10,800
Camden Property Trust	1,629	177,887
Canadian Apartment Properties REIT	3,397	108,485
CapitaLand Integrated Commercial Trust	68,629	116,285
Crown Castle, Inc.	3,937	413,739
CubeSmart	12,113	471,317
Digital Core REIT Management Pte, Ltd.	79,500	41,738
Digital Realty Trust, Inc.	2,077	366,466
Douglas Emmett, Inc.	10,947	165,957
EastGroup Properties, Inc.	3,064	500,167
EPR Properties	256	14,090
Equinix, Inc.	2,423	1,902,467
Equity LifeStyle Properties, Inc.	5,777	346,158
Equity Residential	10,020	633,264
Essential Properties Realty Trust, Inc.	827	25,215
Essex Property Trust, Inc.	7,196	1,872,255
Federal Realty Investment Trust	1,121	103,311
Gaming & Leisure Properties, Inc.	3,193	145,537
Goodman Group	22,054	498,606
Healthcare Realty Trust, Inc.	7,559	116,106
Invincible Investment Corp.	190	84,668
Japan Prime Realty Investment Corp.	140	92,188
Japan Real Estate Investment Corp.	107	87,204
Keppel DC REIT	62,700	114,448
Kilroy Realty Corp.	2,592	95,541
Kimco Realty Corp.	8,156	173,152
Lineage, Inc.	1,511	65,200
Mirvac Group	73,475	106,242
Nexus Select Trust	43,827	73,426
Security Description	Shares or Principal Amount	Value

REITS (continued)
Nippon Prologis REIT, Inc.	141	$ 76,391
NNN REIT, Inc.	862	35,566
NTT DC REIT†	102,900	96,726
Pebblebrook Hotel Trust	5,347	53,630
Prologis, Inc.	14,505	1,548,844
Public Storage	6,037	1,641,702
Rayonier, Inc.	5,521	128,695
Realty Income Corp.	3,364	188,821
Regency Centers Corp.	10,786	770,120
Rexford Industrial Realty, Inc.	20,590	752,153
SBA Communications Corp.	553	124,270
Scentre Group	662,035	1,595,463
Segro PLC	96,784	827,492
Simon Property Group, Inc.	5,399	884,302
Smartstop Self Storage REIT, Inc.	7,118	241,158
Sun Communities, Inc.	6,041	749,265
Terreno Realty Corp.	7,071	392,370
UNITE Group PLC	7,562	74,751
Ventas, Inc.	13,104	880,327
VICI Properties, Inc.	39,420	1,285,092
Vornado Realty Trust	6,053	232,556
Warehouses De Pauw CVA	8,030	188,042
Welltower, Inc.	21,391	3,531,012
Weyerhaeuser Co.	3,490	87,425
WP Carey, Inc.	1,001	64,224
		29,619,345
Retail — 2.5%
AutoZone, Inc.†	776	2,924,263
Bath & Body Works, Inc.	1,245	36,055
Carvana Co.†	15,460	6,032,028
Chipotle Mexican Grill, Inc.†	32,451	1,391,499
Costco Wholesale Corp.	1,401	1,316,436
Darden Restaurants, Inc.	432	87,122
Dollar Tree, Inc.†	12,495	1,418,807
Domino's Pizza, Inc.	271	125,530
Ferguson Enterprises, Inc.	4,480	1,000,518
Home Depot, Inc.	9,983	3,668,852
Isetan Mitsukoshi Holdings, Ltd.	87,000	1,243,558
Kingfisher PLC	438,986	1,568,215
Lowe's Cos., Inc.	1,648	368,443
Lululemon Athletica, Inc.†	792	158,820
McDonald's Corp.	11,049	3,315,473
Moncler SpA	20,419	1,093,803
Next PLC	12,319	2,002,724
O'Reilly Automotive, Inc.†	3,821	375,681
Ross Stores, Inc.	16,748	2,286,772
TJX Cos., Inc.	8,474	1,055,267
Ulta Beauty, Inc.†	253	130,298
Walmart, Inc.	30,373	2,975,947
Wingstop, Inc.	313	118,107
		34,694,218
Semiconductors — 6.1%
Advanced Micro Devices, Inc.†	7,450	1,313,510
Analog Devices, Inc.	8,570	1,925,079
Applied Materials, Inc.	2,437	438,806
ASML Holding NV (NASDAQ)	1,736	1,206,017
ASML Holding NV (XAMS)	5,363	3,752,327
BE Semiconductor Industries NV	5,616	763,309
Broadcom, Inc.	42,060	12,353,022
Hamamatsu Photonics KK	42,800	525,492
Intel Corp.	31,972	633,046

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
KLA Corp.	1,971	$ 1,732,568
Lam Research Corp.	3,982	377,653
Marvell Technology, Inc.	2,668	214,427
Microchip Technology, Inc.	1,455	98,343
Monolithic Power Systems, Inc.	1,603	1,140,118
NVIDIA Corp.	228,085	40,569,479
NXP Semiconductors NV	8,252	1,764,030
QUALCOMM, Inc.	4,349	638,259
Renesas Electronics Corp.	60,500	748,627
Samsung Electronics Co., Ltd.	36,003	1,853,630
Taiwan Semiconductor Manufacturing Co., Ltd.	155,000	6,023,955
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,671	886,987
Texas Instruments, Inc.	17,196	3,113,508
Tokyo Electron, Ltd.	9,200	1,667,347
		83,739,539
Software — 4.3%
Adobe, Inc.†	1,241	443,893
Autodesk, Inc.†	728	220,664
Cadence Design Systems, Inc.†	1,328	484,149
Confluent, Inc., Class A†	4,397	77,937
Datadog, Inc., Class A†	1,696	237,406
Dayforce, Inc.†	1,935	111,591
Descartes Systems Group, Inc.†	1,872	197,983
Electronic Arts, Inc.	735	112,080
Fair Isaac Corp.†	129	185,337
Fiserv, Inc.†	5,361	744,857
HubSpot, Inc.†	18	9,354
Intuit, Inc.	2,546	1,998,941
Microsoft Corp.	74,387	39,685,465
Monday.com, Ltd.†	87	22,819
Oracle Corp.	5,509	1,398,019
Palantir Technologies, Inc., Class A†	7,186	1,137,903
Roper Technologies, Inc.	2,004	1,103,002
Salesforce, Inc.	4,532	1,170,752
SAP SE	15,243	4,362,742
ServiceNow, Inc.†	3,961	3,735,698
SS&C Technologies Holdings, Inc.	882	75,393
Synopsys, Inc.†	2,949	1,868,103
Take-Two Interactive Software, Inc.†	431	95,997
Workday, Inc., Class A†	343	78,677
		59,558,762
Telecommunications — 0.9%
Arista Networks, Inc.†	4,130	508,899
AT&T, Inc.	13,223	362,442
BT Group PLC	688,681	1,883,588
Cisco Systems, Inc.	9,818	668,410
KDDI Corp.	101,800	1,677,877
KT Corp.	35,552	1,415,107
Telefonaktiebolaget LM Ericsson, Class B	158,865	1,157,742
T-Mobile US, Inc.	18,366	4,378,638
		12,052,703
Transportation — 0.4%
Canadian National Railway Co.	2,345	219,140
CSX Corp.	9,542	339,123
FedEx Corp.	229	51,179
Kyushu Railway Co.	4,800	116,499
Norfolk Southern Corp.	7,389	2,054,142
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Old Dominion Freight Line, Inc.	14,427	$ 2,153,230
Saia, Inc.†	793	239,676
		5,172,989
Water — 0.1%
American Water Works Co., Inc.	6,087	853,641
Total Common Stocks (cost $598,066,442)		809,054,422
PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Osaic Financial Services, Inc. 6.50% (cost $397,838)	22,999	484,589
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	150	0
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	82,008
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	8	11,000
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	38,600
Software — 0.1%
Databricks, Inc. Series G †(1)(2)	1,206	125,056
Databricks, Inc. Series H†(1)(2)	2,613	270,955
KoBold Metals Co.(1)(2)	3,900	331,316
		727,327
Total Convertible Preferred Stocks (cost $538,923)		858,935
CORPORATE BONDS & NOTES — 9.7%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	39,706
Aerospace/Defense — 0.1%
AAR Escrow Issuer LLC
6.75%, 03/15/2029*	460,000	471,987
Bombardier, Inc.
7.25%, 07/01/2031*	455,000	475,114
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	199,161
4.50%, 05/15/2036	200,000	191,353
		1,337,615
Agriculture — 0.0%
BAT Capital Corp.
5.83%, 02/20/2031	245,000	256,578
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	495,524	454,732
Avianca Midco 2 PLC
9.63%, 02/14/2030*	415,000	385,950

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	$ 530,000	$ 512,431
Latam Airlines Group SA
7.63%, 01/07/2031*	160,000	165,040
7.88%, 04/15/2030*	555,000	574,147
OneSky Flight LLC
8.88%, 12/15/2029*	455,000	479,364
United Airlines Pass-Through Trust
3.10%, 04/07/2030	243,213	226,603
4.15%, 02/25/2033	259,745	247,720
		3,045,987
Auto Manufacturers — 0.4%
American Honda Finance Corp.
4.55%, 07/09/2027	610,000	611,379
Aston Martin Capital Holdings, Ltd.
10.00%, 03/31/2029*	620,000	591,330
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	640,260
Ford Motor Credit Co. LLC
5.13%, 11/05/2026	355,000	354,006
7.12%, 11/07/2033	200,000	207,959
General Motors Financial Co., Inc.
5.55%, 07/15/2029	120,000	122,599
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,107,128
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	475,851
PACCAR Financial Corp.
5.20%, 11/09/2026	880,000	890,466
Toyota Motor Credit Corp.
4.80%, 01/05/2026	890,000	891,232
		5,892,210
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.
6.75%, 02/15/2030*	172,000	177,337
Banks — 1.3%
Banco Santander SA
3.49%, 05/28/2030	200,000	189,504
Bank of America Corp.
2.30%, 07/21/2032	665,000	579,624
2.59%, 04/29/2031	405,000	370,220
2.68%, 06/19/2041	960,000	684,512
3.50%, 04/19/2026	150,000	148,974
4.45%, 03/03/2026	350,000	349,639
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	649,917
Barclays PLC
5.67%, 03/12/2028	200,000	203,306
5.69%, 03/12/2030	535,000	552,188
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.25%, 09/10/2029	355,000	361,291
BNP Paribas SA
5.50%, 05/20/2030*	545,000	559,678
BPCE SA
4.88%, 04/01/2026*	400,000	399,962
Citigroup, Inc.
3.89%, 01/10/2028	505,000	499,833
4.60%, 03/09/2026	175,000	174,927
6.17%, 05/25/2034	205,000	214,381
Security Description	Shares or Principal Amount	Value

Banks (continued)
Danske Bank A/S
5.71%, 03/01/2030*	$ 200,000	$ 206,976
Fifth Third Bancorp
4.90%, 09/06/2030	170,000	171,492
6.34%, 07/27/2029	145,000	152,393
Goldman Sachs Group, Inc.
2.91%, 07/21/2042	505,000	360,781
3.80%, 03/15/2030	705,000	685,919
HSBC Holdings PLC
5.72%, 03/04/2035	410,000	426,602
6.33%, 03/09/2044	335,000	357,686
JPMorgan Chase & Co.
3.20%, 06/15/2026	200,000	198,009
3.78%, 02/01/2028	445,000	440,214
3.90%, 01/23/2049	525,000	411,607
4.25%, 10/01/2027	25,000	25,014
Manufacturers & Traders Trust Co.
4.76%, 07/06/2028	250,000	251,025
Morgan Stanley
3.13%, 07/27/2026	550,000	543,112
3.22%, 04/22/2042	970,000	736,402
4.30%, 01/27/2045	25,000	21,300
5.66%, 04/18/2030	855,000	885,977
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	518,442
6.34%, 05/31/2035	215,000	226,040
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	469,508
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	845,000	855,398
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	529,436
State Street Corp.
5.16%, 05/18/2034	585,000	595,809
Toronto-Dominion Bank
4.99%, 04/05/2029	835,000	850,265
UBS Group AG
1.36%, 01/30/2027*	340,000	334,415
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	322,534
3.07%, 04/30/2041	720,000	542,994
5.56%, 07/25/2034	450,000	464,362
6.30%, 10/23/2029	560,000	589,272
		18,110,940
Beverages — 0.0%
Diageo Capital PLC
1.38%, 09/29/2025	265,000	263,592
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	137,116
		400,708
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	860,000	879,065
Owens Corning
5.70%, 06/15/2034	295,000	306,272
Quikrete Holdings, Inc.
6.75%, 03/01/2033*	460,000	471,787
		1,657,124
Chemicals — 0.1%
Air Products & Chemicals, Inc.
1.50%, 10/15/2025	50,000	49,695

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Celanese US Holdings LLC
6.75%, 04/15/2033	$ 540,000	$ 544,637
Ecolab, Inc.
2.75%, 08/18/2055	830,000	488,537
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	109,156
		1,192,025
Commercial Services — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/2030*	700,000	720,325
Deluxe Corp.
8.13%, 09/15/2029*	470,000	483,859
Experian Finance PLC
2.75%, 03/08/2030*	850,000	788,791
George Washington University
3.55%, 09/15/2046	45,000	32,887
Hertz Corp.
12.63%, 07/15/2029*	250,000	261,183
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	450,955
TR Finance LLC
3.35%, 05/15/2026	30,000	29,642
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	412,399
3.38%, 03/22/2027*	90,000	88,497
Williams Scotsman, Inc.
7.38%, 10/01/2031*	683,000	712,999
		3,981,537
Computers — 0.1%
Apple, Inc.
3.25%, 02/23/2026	265,000	263,503
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	158,000	200,937
McAfee Corp.
7.38%, 02/15/2030*	420,000	389,419
NCR Atleos Corp.
9.50%, 04/01/2029*	435,000	471,260
		1,325,119
Cosmetics/Personal Care — 0.1%
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030	815,000	794,702
Distribution/Wholesale — 0.0%
Ritchie Bros. Holdings, Inc.
7.75%, 03/15/2031*	220,000	230,558
Diversified Financial Services — 0.5%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	280,360
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	861,000	938,851
Bread Financial Holdings, Inc.
8.38%, 06/15/2035*	510,000	526,798
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	803,676
Enact Holdings, Inc.
6.25%, 05/28/2029	95,000	98,155
Encore Capital Group, Inc.
9.25%, 04/01/2029*	440,000	463,426
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	450,000	464,755
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
OneMain Finance Corp.
7.88%, 03/15/2030	$ 455,000	$ 478,961
Osaic Holdings, Inc.
6.75%, 08/01/2032*	195,000	197,352
10.75%, 08/01/2027*	915,000	915,000
PRA Group, Inc.
8.88%, 01/31/2030*	450,000	467,347
Rfna LP
7.88%, 02/15/2030*	520,000	528,184
Visa, Inc.
4.15%, 12/14/2035	90,000	85,117
		6,247,982
Electric — 0.5%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	312,284
Ameren Corp.
5.70%, 12/01/2026	555,000	562,504
CMS Energy Corp.
3.00%, 05/15/2026	195,000	192,765
DTE Energy Co.
5.10%, 03/01/2029	780,000	793,618
Duke Energy Corp.
2.65%, 09/01/2026	45,000	44,085
Edison International
7.88%, 06/15/2054	130,000	124,606
8.13%, 06/15/2053	375,000	367,716
Exelon Corp.
3.40%, 04/15/2026	245,000	242,850
FirstEnergy Transmission LLC
5.00%, 01/15/2035	225,000	222,458
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	533,161
New York State Electric & Gas Corp.
5.30%, 08/15/2034*	305,000	308,760
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	210,000	210,131
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	424,000	466,704
Ohio Power Co.
6.60%, 03/01/2033	255,000	275,409
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	422,550
Southern California Edison Co.
5.15%, 06/01/2029	605,000	610,543
Southern Co.
5.70%, 03/15/2034	725,000	754,679
Talen Energy Supply LLC
8.63%, 06/01/2030*	420,000	446,321
Vistra Corp.
8.00%, 10/15/2026*(3)	458,000	467,488
		7,358,632
Electronics — 0.0%
Amphenol Corp.
4.75%, 03/30/2026	75,000	75,105
5.05%, 04/05/2029	270,000	276,236
		351,341
Entertainment — 0.1%
Odeon Finco PLC
12.75%, 11/01/2027*	475,000	494,990
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	909,000	926,432

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Voyager Parent LLC
9.25%, 07/01/2032*	$ 520,000	$ 550,079
		1,971,501
Food — 0.1%
Kroger Co.
5.00%, 09/15/2034	175,000	173,110
Mondelez International, Inc.
4.75%, 02/20/2029	900,000	911,791
		1,084,901
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	238,425
Boston Gas Co.
5.84%, 01/10/2035*	70,000	72,846
NiSource, Inc.
3.49%, 05/15/2027	620,000	609,087
3.95%, 03/30/2048	425,000	325,263
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	430,000	425,347
		1,670,968
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	1,009,073
Medtronic, Inc.
4.63%, 03/15/2045	22,000	19,691
Revvity, Inc.
1.90%, 09/15/2028	595,000	548,181
Solventum Corp.
5.40%, 03/01/2029	500,000	514,420
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	301,662
		2,393,027
Healthcare-Services — 0.6%
Banner Health
1.90%, 01/01/2031	215,000	188,017
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	79,084
Centene Corp.
3.38%, 02/15/2030	580,000	522,202
Centra Health, Inc.
4.70%, 01/01/2048	900,000	720,169
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032*	455,000	477,014
CommonSpirit Health
2.78%, 10/01/2030	240,000	218,837
HCA, Inc.
4.13%, 06/15/2029	575,000	563,610
Health Care Service Corp.
5.45%, 06/15/2034*	310,000	313,053
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	848,000	893,903
Humana, Inc.
5.95%, 03/15/2034	345,000	358,139
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	207,405
IQVIA, Inc.
6.25%, 02/01/2029	220,000	229,891
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	215,072
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Northwell Healthcare, Inc.
3.98%, 11/01/2046	$ 500,000	$ 383,137
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,031,324
Stanford Health Care
3.80%, 11/15/2048	420,000	319,350
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	539,786
4.70%, 04/15/2029	475,000	478,331
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	592,247
		8,330,571
Home Builders — 0.0%
LGI Homes, Inc.
8.75%, 12/15/2028*	450,000	471,970
Insurance — 0.5%
Aflac, Inc.
4.00%, 10/15/2046	540,000	421,491
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.00%, 01/15/2031*	455,000	467,864
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,884
4.75%, 05/15/2045	350,000	305,076
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	460,000	473,920
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	100,000	100,885
Athene Global Funding
4.86%, 08/27/2026*	820,000	822,858
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	64,330
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,185,156
Liberty Mutual Group, Inc.
4.85%, 08/01/2044*	510,000	435,882
MassMutual Global Funding II
5.10%, 04/09/2027*	850,000	859,981
Principal Financial Group, Inc.
3.70%, 05/15/2029	320,000	311,054
RGA Global Funding
5.45%, 05/24/2029*	485,000	498,512
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	808,393
Willis North America, Inc.
4.50%, 09/15/2028	430,000	430,624
		7,220,910
Internet — 0.1%
Uber Technologies, Inc.
4.30%, 01/15/2030	665,000	659,233
Leisure Time — 0.0%
Sabre GLBL, Inc.
10.75%, 11/15/2029*	475,000	489,236
Lodging — 0.1%
Marriott International, Inc.
4.65%, 12/01/2028	860,000	862,724
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	995,000	1,007,990

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified — 0.1%
John Deere Capital Corp.
4.40%, 09/08/2031	$ 415,000	$ 412,643
4.50%, 01/08/2027	805,000	808,421
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	399,282
		1,620,346
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029*	460,000	464,228
7.38%, 03/01/2031*	450,000	462,623
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	195,000	203,416
6.15%, 11/10/2026	545,000	552,874
Comcast Corp.
5.50%, 05/15/2064	330,000	304,015
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	520,229
CSC Holdings LLC
11.25%, 05/15/2028*	585,000	588,046
Directv Financing LLC
8.88%, 02/01/2030*	368,000	358,318
DISH Network Corp.
11.75%, 11/15/2027*	505,000	525,928
Gray Media, Inc.
7.25%, 08/15/2033*	195,000	193,974
10.50%, 07/15/2029*	389,000	420,976
Midcontinent Communications
8.00%, 08/15/2032*	462,000	487,480
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	320,000	326,403
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	493,176
Univision Communications, Inc.
9.38%, 08/01/2032*	355,000	368,348
		6,270,034
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	186,741
ERO Copper Corp.
6.50%, 02/15/2030*	485,000	477,725
First Quantum Minerals, Ltd.
8.00%, 03/01/2033*	240,000	247,301
8.63%, 06/01/2031*	419,000	436,286
Ivanhoe Mines, Ltd.
7.88%, 01/23/2030*	600,000	602,908
		1,950,961
Oil & Gas — 0.6%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	460,000	481,961
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.63%, 07/15/2033*	480,000	486,650
Chord Energy Corp.
6.75%, 03/15/2033*	475,000	484,511
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	953,535
Encino Acquisition Partners Holdings LLC
8.75%, 05/01/2031*	440,000	485,551
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Eni SpA
5.50%, 05/15/2034*	$ 245,000	$ 247,184
HF Sinclair Corp.
6.25%, 01/15/2035	515,000	523,999
Ithaca Energy North Sea PLC
8.13%, 10/15/2029*	375,000	386,592
Marathon Petroleum Corp.
5.15%, 03/01/2030	440,000	448,123
Occidental Petroleum Corp.
5.38%, 01/01/2032	375,000	371,835
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030*	525,000	478,819
9.88%, 03/15/2030*	210,000	208,153
Permian Resources Operating LLC
7.00%, 01/15/2032*	455,000	469,842
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	231,324
5.10%, 03/29/2026	155,000	155,578
Shell Finance US, Inc.
4.38%, 05/11/2045	40,000	33,691
Sunoco LP
7.00%, 05/01/2029*	445,000	460,605
Valero Energy Corp.
5.15%, 02/15/2030	195,000	198,454
Woodside Finance, Ltd.
3.70%, 09/15/2026*	101,000	99,820
3.70%, 03/15/2028*	470,000	457,704
4.50%, 03/04/2029*	475,000	468,577
		8,132,508
Oil & Gas Services — 0.0%
Weatherford International, Ltd.
8.63%, 04/30/2030*	466,000	478,727
Packaging & Containers — 0.0%
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*	475,000	480,338
Pharmaceuticals — 0.3%
1261229 BC, Ltd.
10.00%, 04/15/2032*	480,000	488,683
AbbVie, Inc.
2.95%, 11/21/2026	570,000	559,981
3.20%, 05/14/2026	100,000	99,021
4.50%, 05/14/2035	50,000	48,040
4.80%, 03/15/2029	380,000	386,026
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032*	295,000	299,419
Cardinal Health, Inc.
3.75%, 09/15/2025	305,000	304,679
CVS Health Corp.
5.05%, 03/25/2048	565,000	486,146
5.40%, 06/01/2029	550,000	564,558
HLF Financing Sarl LLC/Herbalife International, Inc.
12.25%, 04/15/2029*	667,000	722,829
		3,959,382
Pipelines — 0.6%
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	167,363
3.70%, 01/15/2039*	155,000	129,986
Enbridge, Inc.
4.25%, 12/01/2026	115,000	114,597
5.63%, 04/05/2034	230,000	235,365
8.25%, 01/15/2084	885,000	940,966

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP
8.00%, 05/15/2054	$ 442,000	$ 470,856
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	867,807
Excelerate Energy LP
8.00%, 05/15/2030*	475,000	497,255
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	235,000	242,971
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	492,000	486,872
ONEOK, Inc.
4.25%, 09/15/2046	45,000	34,038
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	605,094
4.50%, 05/15/2030	185,000	184,088
South Bow Canadian Infrastructure Holdings, Ltd.
7.50%, 03/01/2055*	480,000	498,690
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	120,000	119,895
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	182,191
Targa Resources Corp.
5.50%, 02/15/2035	215,000	214,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	339,000	338,560
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	14,998
Venture Global LNG, Inc.
9.00%, 09/30/2029*(3)	655,000	655,167
Williams Cos., Inc.
4.63%, 06/30/2030	315,000	313,753
5.10%, 09/15/2045	405,000	365,045
		7,680,432
Real Estate — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	540,736	517,851
CBRE Services, Inc.
5.50%, 04/01/2029	170,000	175,107
		692,958
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	45,000	44,586
American Tower Corp.
1.45%, 09/15/2026	910,000	878,944
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	440,000	465,118
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	277,132
4.13%, 06/15/2026	115,000	114,568
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	360,000	349,686
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	314,634
3.70%, 06/15/2026	150,000	148,763
4.45%, 02/15/2026	350,000	349,530
4.75%, 05/15/2047	145,000	124,915
Security Description	Shares or Principal Amount	Value

REITS (continued)
Essex Portfolio LP
2.65%, 03/15/2032	$ 220,000	$ 192,117
3.38%, 04/15/2026	635,000	629,203
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	185,147
Kilroy Realty LP
4.38%, 10/01/2025	15,000	14,985
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	334,281
Realty Income Corp.
3.10%, 12/15/2029	540,000	510,570
3.95%, 08/15/2027	345,000	342,410
Regency Centers LP
3.60%, 02/01/2027	140,000	138,347
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	886,292
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.63%, 06/15/2032*	478,000	484,823
10.50%, 02/15/2028*	267,000	282,187
Ventas Realty LP
3.25%, 10/15/2026	270,000	265,771
VICI Properties LP
5.63%, 05/15/2052	255,000	233,896
		7,567,905
Retail — 0.3%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	49,437
5.05%, 07/15/2026	1,050,000	1,055,587
Carvana Co.
12.00%, 12/01/2028*(4)	73,979	75,676
13.00%, 06/01/2030*(4)	129,727	135,690
14.00%, 06/01/2031*(5)	166,853	198,417
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*	438,000	463,246
eG Global Finance PLC
12.00%, 11/30/2028*	595,000	657,420
FirstCash, Inc.
6.88%, 03/01/2032*	171,000	175,293
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	440,000	465,221
Lowe's Cos., Inc.
4.45%, 04/01/2062	210,000	161,069
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	422,757
5.75%, 11/20/2026	160,000	162,347
Saks Global Enterprises LLC
11.00%, 12/15/2029*	525,000	118,125
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	214,725
		4,355,010
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	844,813
Semiconductors — 0.1%
Broadcom, Inc.
4.60%, 07/15/2030	420,000	420,161
Foundry JV Holdco LLC
5.90%, 01/25/2033*	210,000	215,801
6.15%, 01/25/2032*	215,000	224,928

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Kioxia Holdings Corp.
6.63%, 07/24/2033*	$ 250,000	$ 247,381
Marvell Technology, Inc.
4.75%, 07/15/2030	55,000	55,033
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	112,326
Qorvo, Inc.
4.38%, 10/15/2029	105,000	101,838
		1,377,468
Software — 0.3%
Atlassian Corp.
5.25%, 05/15/2029	175,000	178,646
Cadence Design Systems, Inc.
4.30%, 09/10/2029	270,000	269,140
Cloud Software Group, Inc.
8.25%, 06/30/2032*	440,000	468,526
9.00%, 09/30/2029*	460,000	476,036
Fiserv, Inc.
5.45%, 03/15/2034	620,000	629,353
Microsoft Corp.
2.92%, 03/17/2052	150,000	98,964
Oracle Corp.
5.38%, 07/15/2040	565,000	543,757
6.90%, 11/09/2052	145,000	159,056
Roper Technologies, Inc.
3.80%, 12/15/2026	745,000	738,186
VMware LLC
1.40%, 08/15/2026	920,000	891,309
		4,452,973
Telecommunications — 0.3%
AT&T, Inc.
4.35%, 03/01/2029	345,000	344,007
Digicel International Finance, Ltd. / Difl US LLC
8.63%, 08/01/2032*	485,000	489,881
EchoStar Corp.
10.75%, 11/30/2029	235,000	247,631
Iliad Holding SASU
7.00%, 04/15/2032*	420,000	431,083
Level 3 Financing, Inc.
6.88%, 06/30/2033*	580,000	587,746
Motorola Solutions, Inc.
5.00%, 04/15/2029	240,000	243,428
NTT Finance Corp.
4.88%, 07/16/2030*	215,000	216,217
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	766,794
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	713,442
5.25%, 04/02/2035	100,000	100,402
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/2031*	340,000	355,943
		4,496,574
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	282,506
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	391,734
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	221,876
Security Description	Shares or Principal Amount	Value

Transportation (continued)
3.50%, 05/01/2050	$ 365,000	$ 259,122
4.70%, 05/01/2048	255,000	223,826
		1,379,064
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/2026	375,000	369,507
Total Corporate Bonds & Notes (cost $139,679,561)		134,672,132
LOANS(6)(7)(8) — 0.3%
Apparel — 0.0%
Varsity Brands, Inc. FRS
7.45%, (TSFR3M +3.25%), 08/26/2031	493,763	494,843
Oil & Gas — 0.1%
Waterbridge Midstream Operating LLC FRS
9.31%, (TSFR3M+4.75%), 06/27/2029	510,614	510,455
Pharmaceuticals — 0.0%
Endo Finance Holdings, Inc. FRS
8.32%, (TSFR1M+4.00%), 04/23/2031	485,751	486,966
Retail — 0.0%
Victra Holdings LLC FRS
8.55%, (TSFR3M +4.25%), 03/31/2029	482,976	483,579
Semiconductors — 0.0%
Instructure Holdings, Inc. FRS
9.21%, (TSFR6M+5.00%), 11/12/2032	490,000	496,431
Software — 0.1%
Sophia, L.P. FRS
9.07%, (TSFR1M+4.75%), 11/22/2032	500,000	513,125
Telecommunications — 0.1%
Level 3 Financing, Inc. FRS
8.57% , (TSFR1M +4.25%), 03/27/2032	480,000	481,920
Lumen Technologies, Inc. FRS
6.78% , (TSFR1M +2.35%), 04/16/2029	263,517	261,870
		743,790
Total Loans (cost $3,686,058)		3,729,189
ASSET BACKED SECURITIES — 1.1%
Auto Loan Receivables — 0.3%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B 5.12%, 09/15/2032*	178,913	179,607
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 5.45%, (SOFR30A+1.10%), 12/26/2031*	128,634	129,004
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	60,000	60,694
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	147,270
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	508,219
Series 2024-P4, Class A3 4.64%, 01/10/2030	155,000	155,234
Series 2024-P4, Class A4 4.74%, 12/10/2030	265,000	266,610
Series 2024-N1, Class B 5.63%, 05/10/2030*	185,000	186,720

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Enterprise Fleet Financing LLC
Series 2025-3, Class A3 4.46%, 09/20/2029*	$ 330,000	$ 330,864
Series 2024-4, Class A2 4.69%, 07/20/2027*	130,000	130,110
Series 2024-4, Class A4 4.70%, 06/20/2031*	190,000	191,267
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3 4.43%, 08/15/2030	170,000	169,655
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	516,366
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	264,508	264,563
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A 5.59%, 04/25/2029*	210,000	211,333
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	5,864	5,866
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3 4.74%, 01/16/2029	315,000	315,549
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	260,000	262,542
Series 2024-2A, Class B 5.41%, 08/20/2030*	60,000	61,257
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1 4.41%, 05/18/2040*	800,000	798,687
		4,891,417
Other Asset Backed Securities — 0.8%
Affirm Master Trust
Series 2025-2A, Class A 4.67%, 07/15/2033*	605,000	604,864
AGL CLO, Ltd. FRS
Series 2021-13A, Class A1R 5.41%, (TSFR3M+1.10%), 10/20/2034*	850,000	850,000
Auxilior Term Funding LLC
Series 2024-1A, Class A2 5.84%, 03/15/2027*	47,223	47,410
Barings Clo, Ltd. FRS
Series 2021-3A, Class B1R 5.96%, (TSFR3M+1.63%), 01/18/2035*	425,000	425,289
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	755,000	733,663
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	120,000	120,340
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	103,113	105,758
Series 2023-A, Class B 6.53%, 02/25/2038*	80,383	82,186
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 5.82%, (TSFR3M+1.50%), 01/17/2037*	375,000	376,020
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Halseypoint CLO 6, Ltd. FRS
Series 2022-6A, Class A1R 5.68%, (TSFR3M+1.35%), 01/20/2038*	$ 250,000	$ 250,161
Hardee's Funding LLC
Series 2024-1A, Class A2 7.25%, 03/20/2054*	271,981	279,201
Highbridge Loan Management, Ltd. FRS
Series 5A-2015, Class A1R3 5.38%, (TSFR3M+1.06%), 10/15/2030*	175,100	175,223
Jamestown CLO XV, Ltd. FRS
Series 2020-15A, Class A1R 5.69%, (TSFR3M+1.37%), 07/15/2035*	345,000	345,338
KKR CLO 43, Ltd. FRS
Series 2022-43A, Class A1R 6.07%, (TSFR3M+1.75%), 01/15/2036*	330,000	331,412
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	36,295	35,771
Series 2023-2A, Class A 6.18%, 11/20/2040*	76,003	77,443
Series 2023-2A, Class B 6.33%, 11/20/2040*	60,582	61,577
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	129,762	127,650
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	384,827	359,152
NMEF Funding LLC
Series 2025-A, Class A2 4.72%, 07/15/2032*	110,000	109,963
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.67%, (TSFR3M+1.34%), 11/26/2037*	335,000	336,323
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	197,141	198,268
Series 2024-1A, Class A2 5.68%, 05/20/2030*	114,606	115,286
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 5.57%, (TSFR3M+1.25%), 02/15/2038*	490,000	490,630
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2 4.94%, 10/20/2028*	540,000	541,580
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	460,000	461,179
Series 2024-1A, Class A2 5.59%, 11/15/2029*	64,518	64,779
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	235,000	241,208
SCF Equipment Trust LLC
Series 2025-1A, Class A2 4.82%, 07/22/2030*	290,000	290,031
Series 2025-1A, Class A3 5.11%, 11/21/2033*	280,000	284,914
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	426,000	433,584

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	$ 459,048	$ 420,735
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class A 4.72%, 04/20/2044*	195,000	195,392
Signal Peak CLO 5, Ltd. FRS
Series 2018-5A, Class A1R 5.87%, (TSFR3M+1.55%), 04/25/2037*	680,000	681,894
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	370,586	335,357
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	81,849	82,913
Series 2023-1A, Class A2 6.24%, 01/13/2031*	62,470	63,345
		10,735,839
Total Asset Backed Securities (cost $15,652,393)		15,627,256
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
Commercial and Residential — 1.1%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(9)	213,741	184,181
Series 2021-2, Class A1 0.99%, 04/25/2066*(9)	210,539	179,170
Series 2021-1, Class A2 1.12%, 01/25/2066*(9)	68,674	59,386
Series 2020-6, Class A2 1.52%, 05/25/2065*(9)	67,502	61,455
BANK5
Series 2025-5YR14, Class A3 5.65%, 04/15/2058	425,000	440,644
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(9)	40,000	41,743
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(9)	215,144	191,838
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	40,000	41,757
BBCMS Mtg. Trust VRS
Series 2025-C35, Class A5 5.59%, 07/15/2058(9)	65,000	67,275
Benchmark Mtg. Trust
Series 2025-V16, Class A3 5.44%, 08/15/2057	50,000	51,430
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 5.68%, (TSFR1M+1.34%), 02/15/2039*	939,923	937,579
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 5.98%, (TSFR1M+1.64%), 05/15/2041*	288,958	289,680
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	578,800
BX Trust FRS
Series 2025-ROIC, Class A 5.49%, (TSFR1M+1.14%), 03/15/2030*	886,542	884,880
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CENT VRS
Series 2025-CITY, Class A 5.09%, 07/10/2040*(9)	$ 365,000	$ 366,245
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	247,233
Series 2015-GC33, Class A4 3.78%, 09/10/2058	34,967	34,905
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(9)	228,975	196,328
COLT Mtg. Loan Trust
Series 2025-8, Class A1 5.48%, 08/25/2070*(10)	225,000	224,776
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(9)	7,500	7,361
Series 2022-3, Class A1 3.90%, 02/25/2067*(9)	428,447	416,393
COMM Mtg. Trust
Series 2015-CR26, Class A4 3.63%, 10/10/2048	263,770	262,851
Connecticut Avenue Securities Trust FRS
Series 2025-R05, Class 2M1 5.52%, (SOFR30A+1.20%), 07/25/2045*	475,000	475,297
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	241,757
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(9)	131,194	108,848
Series 2020-2, Class A1 1.18%, 10/25/2065*(9)	140,523	131,303
Series 2019-2, Class A3 3.05%, 11/25/2059*(9)	30,469	28,840
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(9)	15,338	13,891
GCAT Trust
Series 2025-NQM4, Class A1 5.53%, 06/25/2070*(10)	515,000	514,951
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(9)	164,749	138,576
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.47%, 01/13/2040*(9)	155,000	158,897
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	214,239
JP Morgan Mtg. Trust Series VRS
Series 2025-NQM3, Class A1 5.50%, 11/25/2065*(9)	830,000	828,462
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.30%, (TSFR1M+0.94%), 08/25/2050*	34,673	32,720
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(9)	213,483	184,032
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(9)	67,429	60,347
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(9)	57,788	51,564

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MARQ Trust FRS
Series 2024-HOU, Class A 5.93%, (TSFR1M+1.59%), 06/15/2039*	$ 100,000	$ 99,844
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 5.56%, (TSFR1M+1.21%), 04/15/2038*	836,000	837,568
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	407,742
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-DSC2, Class A1 5.44%, 07/25/2070*(10)	100,000	99,920
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2025-NQM5, Class A1 5.44%, 07/25/2070*(9)	100,000	99,994
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(9)	459,926	384,415
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(9)	630,000	628,983
NYMT Loan Trust
Series 2025-INV1, Class A1 5.40%, 04/25/2060*(10)	98,648	98,396
OBX Trust FRS
Series 2020-EXP1, Class 2A2 5.42%, (TSFR1M+1.06%), 02/25/2060*	19,489	19,252
Series 2019-EXP3, Class 2A2 5.57%, (TSFR1M+1.21%), 10/25/2059*	7,966	7,993
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(9)	120,559	104,977
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(9)	35,318	31,880
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(9)	108,133	96,014
PENN Commercial Mtg. Trust VRS
Series 2025-P11, Class A 5.52%, 08/10/2042*(9)	210,000	210,599
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(9)	464,968	416,695
RCKT Mtg. Trust
Series 2024-CES9, Class A1A 5.58%, 12/25/2044*(10)	90,213	90,371
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(9)	32,870	30,564
Series 2024-HYB1, Class A1A 4.45%, 11/25/2063*(9)	259,425	258,301
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(9)	593	590
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(9)	47,686	44,956
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(9)	68,274	67,289
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(9)	146,641	142,821
Series 2018-1, Class A1 3.00%, 01/25/2058*(9)	13,365	13,198
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2024-2, Class A1B 4.80%, 12/25/2064*(9)	$ 982,253	$ 982,449
Verus Securitization Trust
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(10)	84,074	83,952
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(10)	368,094	369,771
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(9)	95,066	84,416
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 5.94%, 03/15/2040*(9)	255,000	255,505
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	118,131	84,464
		15,002,553
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K068, Class A1 2.95%, 02/25/2027	82,567	81,542
Series K-753, Class A2 4.40%, 10/25/2030	1,890,000	1,892,313
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(9)	3,380,000	2,992,114
Series K-150, Class A2 3.71%, 09/25/2032(9)	1,460,000	1,387,137
Series K-156, Class A2 4.43%, 02/25/2033(9)	1,155,000	1,144,919
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 4.95%, (SOFR30A+0.61%), 10/15/2046	19,566	19,062
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.20%, (SOFR30A+0.85%), 11/25/2041*	139,714	139,541
Series 2025-HQA1, Class A1 5.30%, (SOFR30A+0.95%), 02/25/2045*	112,375	112,299
Government National Mtg. Assoc.
Series 2018-8, Class DA 3.00%, 11/20/2047	15,269	14,167
Government National Mtg. Assoc. REMIC
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	247,019
		8,030,113
Total Collateralized Mortgage Obligations (cost $23,526,908)		23,032,666
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.0%
U.S. Government — 8.9%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	617,383
1.38%, 08/15/2050	1,280,000	622,200
1.88%, 02/15/2051	2,575,000	1,425,705
2.00%, 02/15/2050 to 08/15/2051	8,085,000	4,648,835
2.25%, 02/15/2052	1,580,000	950,716
2.38%, 05/15/2051	350,000	218,736
2.50%, 02/15/2046	1,545,000	1,058,687
2.88%, 11/15/2046	1,875,000	1,364,722

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.00%, 11/15/2045 to 08/15/2048	$ 8,165,000	$ 6,020,411
3.13%, 11/15/2041 to 02/15/2043	3,560,000	2,870,244
3.63%, 02/15/2053 to 05/15/2053	4,525,000	3,637,700
3.88%, 02/15/2043	550,000	487,029
4.00%, 11/15/2052	1,445,000	1,245,466
4.25%, 08/15/2054	635,000	571,103
4.50%, 05/15/2038	4,210,000	4,218,716
4.63%, 02/15/2055	1,750,000	1,676,445
4.75%, 02/15/2037 to 11/15/2053	1,940,000	1,905,416
United States Treasury Bonds TIPS
0.75%, 02/15/2042 to 02/15/2045(11)	645,337	489,021
1.38%, 02/15/2044(11)	220,678	183,832
1.50%, 02/15/2053(11)	6,921	5,381
2.13%, 02/15/2054(11)	382,189	342,997
2.38%, 02/15/2055(11)	5,094	4,831
2.50%, 01/15/2029(11)	149,718	155,634
3.88%, 04/15/2029(11)	488,832	532,788
United States Treasury Notes
0.63%, 08/15/2030	1,230,000	1,043,962
0.75%, 01/31/2028	1,635,000	1,513,333
1.25%, 08/15/2031	1,535,000	1,305,290
1.88%, 02/15/2032	515,000	449,317
2.88%, 05/15/2032	1,920,000	1,778,025
3.63%, 05/31/2028 to 08/31/2029	7,810,000	7,752,090
3.88%, 04/30/2030 to 08/15/2034	6,280,000	6,176,849
4.00%, 02/29/2028 to 02/28/2030(12)	13,680,000	13,715,800
4.00%, 06/30/2028 to 02/15/2034	15,265,000	15,256,412
4.13%, 10/31/2027 to 11/30/2029	4,890,000	4,926,127
4.25%, 02/28/2029 to 11/15/2034	8,175,000	8,222,081
4.50%, 05/31/2029(12)	7,305,000	7,454,810
4.50%, 11/15/2033	1,885,000	1,918,429
4.63%, 02/15/2035	5,775,000	5,900,426
United States Treasury Notes TIPS
0.13%, 07/15/2026 to 07/15/2030(11)	1,459,702	1,414,853
0.25%, 07/15/2029(11)	188,497	181,187
0.63%, 01/15/2026 to 07/15/2032(11)	258,030	256,741
0.75%, 07/15/2028(11)	166,474	164,487
0.88%, 01/15/2029(11)	172,368	169,757
1.13%, 01/15/2033(11)	21,582	20,590
1.25%, 04/15/2028(11)	948,419	946,344
1.38%, 07/15/2033(11)	158,760	153,811
1.63%, 10/15/2027 to 04/15/2030(11)	4,408,209	4,455,075
1.75%, 01/15/2034(11)	935,083	924,554
1.88%, 07/15/2034 to 07/15/2035(11)	181,951	180,871
2.13%, 04/15/2029 to 01/15/2035(11)	431,810	442,071
2.38%, 10/15/2028(11)	485,375	503,057
		122,480,347
U.S. Government Agency — 6.1%
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2036 to 05/01/2052	5,962,492	4,779,877
2.50%, 03/01/2042 to 05/01/2052	4,365,704	3,643,528
3.00%, 11/01/2034 to 09/01/2052	1,727,920	1,505,321
3.50%, 06/01/2033 to 03/01/2046	97,948	91,775
4.00%, 09/01/2045 to 04/01/2050	850,373	793,467
5.00%, 12/01/2041 to 07/01/2054	710,543	695,863
5.50%, 08/01/2053 to 10/01/2054	2,884,917	2,886,713
6.00%, 08/01/2054 to 12/01/2054	1,559,565	1,581,792
6.50%, 08/01/2054 to 01/01/2055	889,619	919,899
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,113,577	1,826,887
2.00%, 09/01/2036 to 03/01/2052	15,730,156	12,771,542
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
2.50%, 11/01/2031 to 04/01/2052	$ 10,113,862	$ 8,517,323
3.00%, 01/01/2031 to 07/01/2050	5,263,409	4,754,236
3.50%, 11/01/2032 to 01/01/2052	5,224,179	4,820,666
4.00%, 12/01/2040 to 09/01/2052	3,261,110	3,058,811
4.50%, 07/01/2040 to 07/01/2053	3,012,089	2,899,295
5.00%, 10/01/2033 to 07/01/2053	1,649,723	1,631,401
5.50%, 10/01/2035 to 10/01/2054	2,289,305	2,313,099
6.00%, 09/01/2037 to 01/01/2055	3,470,490	3,544,775
6.50%, 03/01/2054 to 06/01/2055	2,007,071	2,075,442
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	206,440	183,867
2.00%, 01/20/2051 to 01/20/2052	3,670,786	2,964,054
2.50%, 08/20/2050 to 12/20/2051	3,928,128	3,305,615
3.00%, 11/15/2042 to 06/20/2052	2,798,627	2,451,316
3.50%, 08/20/2042 to 01/20/2049	1,769,202	1,624,674
4.00%, 09/20/2045 to 10/20/2052	1,355,790	1,263,112
4.50%, 04/20/2041 to 04/20/2053	1,397,523	1,339,864
5.00%, 08/20/2042 to 08/20/2052	960,915	951,374
5.00%, August 30 TBA	465,000	453,768
5.50%, 03/20/2048 to 03/20/2049	226,743	230,412
5.50%, August 30 TBA	1,935,000	1,929,777
6.00%, 09/20/2052 to 11/20/2052	397,168	405,554
6.00%, August 30 TBA	280,000	283,751
Uniform Mtg. Backed Securities
4.50%, August 30 TBA	500,000	474,247
5.00%, August 30 TBA	2,050,000	1,995,055
		84,968,152
Total U.S. Government & Agency Obligations (cost $227,110,935)		207,448,499
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional(State/Province) — 0.2%
Province of Alberta Canada
3.30%, 03/15/2028	555,000	544,590
4.50%, 01/24/2034	420,000	417,185
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	801,153
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	814,637
		2,577,565
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	822,500
Republic of Peru
5.38%, 02/08/2035	190,000	189,158
Republic of Poland
3.25%, 04/06/2026	110,000	109,196
5.50%, 03/18/2054	400,000	373,928
State of Qatar
3.75%, 04/16/2030*	200,000	195,876
United Mexican States
2.66%, 05/24/2031	639,000	550,383
3.50%, 02/12/2034	775,000	649,062
		2,890,103
Total Foreign Government Obligations (cost $5,874,383)		5,467,668
MUNICIPAL SECURITIES — 0.6%
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	335,362

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039	$ 805,000	$ 797,267
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	314,686
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	642,088
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	263,332
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	385,142
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,016,000	1,088,650
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	154,905
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	333,998
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	634,434
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	262,555
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	347,240
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036	850,000	787,604
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	931,108
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	770,000	641,029
Total Municipal Securities (cost $9,233,943)		7,919,400
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $4,800.00; Counterparty: Goldman Sachs International) (cost $10,646,037)	1,748	4,610,495
WARRANTS — 0.0%
Mining — 0.0%
Ivanhoe Electric, Inc. Expires 02/11/2026† (cost $45)	4,543	11,630
Total Long-Term Investment Securities (cost $1,034,413,466)		1,212,916,881
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 12.0%
Unaffiliated Investment Companies — 12.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(13) (cost $164,904,293)	164,904,293	$ 164,904,293
TOTAL INVESTMENTS (cost $1,199,317,759)(14)	99.9%	1,377,821,174
Other assets less liabilities	0.1	1,168,002
NET ASSETS	100.0%	$1,378,989,176
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At July 31, 2025, the aggregate value of these securities was $91,336,367 representing 6.6% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC
	03/13/2020	13,940	$12,372
	03/18/2020	23,690	17,711
	06/09/2021	30,700	54,716
	06/10/2021	32,960	60,799
	06/22/2021	20,570	38,776
		121,860	184,374	$0	$0.00	0.0%
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	165,011	1,704.47	0.0
Definity Financial Corp.	05/28/2025	1,831	88,208	93,714	51.18	0.0
Farmer's Business Network, Inc.	11/03/2017	413	7,626	0	0.00	0.0
Gusto, Inc.	10/04/2021	2,300	66,213	58,650	25.50	0.0
Polyus PJSC
	03/27/2020	790	11,067
	04/03/2020	680	9,043
	06/09/2021	350	7,330
	06/10/2021	480	9,989
	06/11/2021	430	9,073
	06/22/2021	1,550	31,068
		4,280	77,570	0	0.00	0.0

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Canva, Inc.
	11/04/2021	6	$10,229
	12/17/2021	2	3,408
		8	13,637	$11,000	$1,704.61	0.0%
Databricks, Inc. Series G	02/01/2021	1,206	71,302	125,056	103.70	0.0
Databricks, Inc. Series H	08/31/2021	2,613	192,014	270,955	103.70	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	150	2,769	0	0.00	0.0
Gusto, Inc. Series E	07/13/2021	3,216	97,751	82,008	25.50	0.0
KoBold Metals Co.	01/10/2022	3,900	106,903	331,316	84.95	0.1
Lilac Solutions, Inc. Series B	09/08/2021	4,155	54,547	38,600	9.29	0.0
				$1,176,310		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(6)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(7)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2025.
(11)	Principal amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The rate shown is the 7-day yield as of July 31, 2025.
(14)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 43	0.455%	7,400,000	USD	7,400,000	1.000%	Quarterly	Dec 2029	$151,745	$10,699	$162,444
Centrally Cleared	CDX Investment Grade Index Series 44	0.512	6,800,000	USD	6,800,000	1.000	Quarterly	Jun 2030	150,252	(3,213)	147,039
					14,200,000				$301,997	$7,486	$309,483
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
674	Long	S&P 500 E-Mini Index	September 2025	$204,298,847	$214,812,225	$10,513,378
97	Short	U.S. Treasury 2 Year Notes	September 2025	20,100,081	20,077,484	22,597
						$10,535,975
						Unrealized (Depreciation)
565	Long	MSCI EAFE Index	September 2025	$74,685,965	$73,828,550	$ (857,415)
325	Short	U.S. Treasury 10 Year Notes	September 2025	35,790,164	36,095,313	(305,149)
133	Short	U.S. Treasury 5 Year Notes	September 2025	14,346,046	14,386,860	(40,814)
161	Short	U.S. Treasury Long Bonds	September 2025	17,922,342	18,384,188	(461,846)
15	Short	U.S. Treasury Ultra 10 Year Notes	September 2025	1,694,158	1,696,172	(2,014)
50	Short	U.S. Treasury Ultra Bonds	September 2025	5,702,843	5,865,625	(162,782)
						$(1,830,020)
		Net Unrealized Appreciation (Depreciation)				$8,705,955
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$1,228,498	$—	$0	$1,228,498
Commercial Services	12,557,361	—	58,650	12,616,011
Computer Graphics	—	—	165,011	165,011
Insurance	41,981,746	93,714	—	42,075,460
Mining	21,118,220	158,915	0	21,277,135
Other Industries	731,692,307	—	—	731,692,307
Preferred Stocks	—	484,589	—	484,589
Convertible Preferred Stocks	—	—	858,935	858,935
Corporate Bonds & Notes:
Agriculture	—	256,578	0	256,578
Other Industries	—	134,415,554	—	134,415,554
Loans	—	3,729,189	—	3,729,189
Asset Backed Securities	—	15,627,256	—	15,627,256
Collateralized Mortgage Obligations	—	23,032,666	—	23,032,666
U.S. Government & Agency Obligations	—	207,448,499	—	207,448,499
Foreign Government Obligations	—	5,467,668	—	5,467,668
Municipal Securities	—	7,919,400	—	7,919,400
Purchased Options	—	4,610,495	—	4,610,495
Warrants	11,630	—	—	11,630
Short-Term Investments	164,904,293	—	—	164,904,293
Total Investments at Value	$973,494,055	$403,244,523	$1,082,596	$1,377,821,174
Other Financial Instruments:†
Swaps	$—	$10,699	$—	$10,699
Futures Contracts	10,535,975	—	—	10,535,975
Total Other Financial Instruments	$10,535,975	$10,699	$—	$10,546,674
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$3,213	$—	$3,213
Futures Contracts	1,830,020	—	—	1,830,020
Total Other Financial Instruments	$1,830,020	$3,213	$—	$1,833,233
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.2%
Domestic Equity Investment Companies — 51.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	7,075,658	$ 144,272,669
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,716,557	156,242,241
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	12,259,583	154,715,932
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,472,360	74,554,244
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,811,306	116,541,451
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,344,980	48,403,080
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,618,848	310,109,483
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	761,033	9,931,484
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	3,993,596	49,919,954
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,971,845	220,278,063
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,117,027	69,577,756
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	6,396,891	154,868,720
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	10,507,102	143,737,153
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	13,524,557	96,700,579
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	6,982,080	163,520,322
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	4,841,246	168,572,186
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	6,318,436	158,782,289
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	4,977,951	105,482,773
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	12,467,559	405,819,044
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	22,957,955	981,682,173
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	15,378,178	299,720,686
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	17,427,439	319,793,497
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	5,559,329	127,419,815
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,722,317	58,291,485
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,395,279	44,613,967
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	3,505,706	171,674,446
Total Domestic Equity Investment Companies (cost $3,866,045,769)		4,755,225,492
Domestic Fixed Income Investment Companies — 23.1%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	14,826,016	131,506,763
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	44,225,644	451,543,829
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	19,511,200	232,378,387
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	10,104,074	$ 97,504,316
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	10,466,716	107,388,509
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	72,615,318	604,159,444
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	4,995,031	55,195,090
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,846,948	47,950,460
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	29,790,742	394,429,417
Total Domestic Fixed Income Investment Companies (cost $2,259,666,296)		2,122,056,215
International Equity Investment Companies — 9.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	13,431,409	131,493,499
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,544,029	25,831,599
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	6,219,814	132,482,046
SunAmerica Series Trust SA International Index Portfolio, Class 1	7,852,467	118,572,250
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,095,142	29,280,045
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	6,589,569	155,843,303
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	10,889,746	121,202,870
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,675,213	42,161,359
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	4,987,285	69,672,366
Total International Equity Investment Companies (cost $676,855,115)		826,539,337
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $19,303,734)	1,896,633	18,150,779
Total Affiliated Investment Companies (cost $6,821,870,914)		7,721,971,823
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.5%
U.S. Government — 12.5%
United States Treasury Notes
3.38%, 05/15/2033	$109,274,400	103,251,502
3.50%, 02/15/2033	57,596,800	55,054,441
3.88%, 08/15/2033(2)	219,189,100	213,923,424
3.88%, 08/15/2034	90,268,000	87,327,238
4.00%, 02/15/2034	238,430,400	233,820,124
4.25%, 11/15/2034 to 05/15/2035	108,851,500	107,938,819
4.38%, 05/15/2034	228,129,400	229,510,653
4.50%, 11/15/2033	91,663,800	93,289,401
4.63%, 02/15/2035	21,526,800	21,994,335
Total U.S. Government & Agency Obligations (cost $1,151,028,892)		1,146,109,937

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/16/2026; Strike Price: $5,400.00; Counterparty: Goldman Sachs International)	220,000	$ 14,337,130
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/16/2026; Strike Price: $5,400.00; Counterparty: JPMorgan Chase Bank, N.A.)	70,000	4,561,814
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/16/2026; Strike Price: $5,475.00; Counterparty: Goldman Sachs International)	210,000	15,031,438
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/20/2026; Strike Price: $5,675.00; Counterparty: Citibank, N.A.)	310,000	33,948,433
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $5,400.00; Counterparty: Goldman Sachs International)	45,000	2,436,810
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $5,400.00; Counterparty: JPMorgan Chase Bank, N.A.)	50,000	2,707,567
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $5,400.00; Counterparty: UBS AG)	85,000	4,602,864
Total Purchased Options (cost $105,891,924)		77,626,056
Total Long-Term Investment Securities (cost $8,078,791,730)		8,945,707,816
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.2%
Unaffiliated Investment Companies — 3.2%
AllianceBernstein Government STIF Portfolio, Class AB 4.36%(3) (cost $289,348,257)	289,348,257	$ 289,348,257
TOTAL INVESTMENTS (cost $8,368,139,987)(4)	100.7%	9,235,056,073
Other assets less liabilities	(0.7)	(61,243,142)
NET ASSETS	100.0%	$9,173,812,931
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2025.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4,800	Long	S&P 500 E-Mini Index	September 2025	$1,487,294,567	$1,529,820,000	$42,525,433
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,721,971,823	$—	$—	$7,721,971,823
U.S. Government & Agency Obligations	—	1,146,109,937	—	1,146,109,937
Purchased Options	—	77,626,056	—	77,626,056
Short-Term Investments	289,348,257	—	—	289,348,257
Total Investments at Value	$8,011,320,080	$1,223,735,993	$—	$9,235,056,073
Other Financial Instruments:†
Futures Contracts	$42,525,433	$—	$—	$42,525,433
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.4%
Domestic Equity Investment Companies — 59.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,855,445	$ 99,002,529
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	5,134,734	82,566,523
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	8,737,768	110,270,629
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	3,394,112	56,579,841
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,351,735	40,238,187
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,741,540	52,820,751
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	1,971,412	132,360,590
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,413,861	70,650,882
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,101,606	26,270,078
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	7,154,689	158,047,083
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,562,158	26,400,481
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	4,433,756	107,341,227
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,483,786	129,738,189
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	3,060,760	21,884,434
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	4,505,908	105,528,374
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	3,898,687	135,752,268
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	8,740,178	219,640,672
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	2,282,907	48,374,795
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,600,554	182,298,047
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	11,081,438	473,842,293
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	11,223,884	218,753,505
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	9,013,427	165,396,393
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	6,202,480	142,160,834
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,478,779	38,817,687
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,576,254	20,711,978
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	932,408	45,660,015
Total Domestic Equity Investment Companies (cost $2,526,502,129)		2,911,108,285
Domestic Fixed Income Investment Companies — 14.5%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	5,233,741	46,423,283
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	12,168,312	124,238,464
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,619,674	90,750,321
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,970,627	$ 38,316,547
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,588,824	36,821,334
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	24,956,761	207,640,248
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	1,571,849	17,368,936
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	4,257,055	23,073,238
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	9,362,566	123,960,377
Total Domestic Fixed Income Investment Companies (cost $753,793,593)		708,592,748
International Equity Investment Companies — 10.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	6,125,446	59,968,120
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,018,440	17,038,494
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	3,080,586	65,616,485
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,656,726	85,416,559
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,299,824	12,296,334
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	3,274,606	77,444,436
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	4,070,772	45,307,694
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,902,692	45,746,421
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	5,618,689	78,493,083
Total International Equity Investment Companies (cost $419,412,173)		487,327,626
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $13,222,182)	1,290,813	12,353,078
Total Affiliated Investment Companies (cost $3,712,930,077)		4,119,381,737
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.3%
U.S. Government — 13.3%
United States Treasury Notes
3.38%, 05/15/2033	$ 69,383,000	65,558,804
3.50%, 02/15/2033	47,370,400	45,279,441
3.88%, 08/15/2033(2)	140,751,000	137,369,677
3.88%, 08/15/2034	77,784,600	75,250,524
4.00%, 02/15/2034	72,965,600	71,554,742
4.13%, 11/15/2032	3,569,800	3,561,852
4.25%, 11/15/2034 to 05/15/2035	63,473,000	62,944,513
4.38%, 05/15/2034	86,621,700	87,146,167
4.50%, 11/15/2033	56,417,500	57,418,029
4.63%, 02/15/2035	42,528,600	43,452,268
Total U.S. Government & Agency Obligations (cost $653,228,068)		649,536,017

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.9%
Purchased Options - Puts — 0.9%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/16/2026; Strike Price: $5,400.00; Counterparty: Goldman Sachs International)	110,000	$ 7,168,565
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/16/2026; Strike Price: $5,400.00; Counterparty: JPMorgan Chase Bank, N.A.)	40,000	2,606,751
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/16/2026; Strike Price: $5,475.00; Counterparty: Goldman Sachs International)	100,000	7,157,827
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/20/2026; Strike Price: $5,675.00; Counterparty: Citibank, N.A.)	180,000	19,711,994
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $5,400.00; Counterparty: Goldman Sachs International)	15,000	812,270
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $5,400.00; Counterparty: JPMorgan Chase Bank, N.A.)	20,000	1,083,027
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $5,400.00; Counterparty: UBS AG)	65,000	3,519,837
Total Purchased Options (cost $57,044,180)		42,060,271
Total Long-Term Investment Securities (cost $4,423,202,325)		4,810,978,025
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
AllianceBernstein Government STIF Portfolio, Class AB 4.36%(3) (cost $102,758,891)	102,758,891	$ 102,758,891
TOTAL INVESTMENTS (cost $4,525,961,216)(4)	100.7%	4,913,736,916
Other assets less liabilities	(0.7)	(32,158,481)
NET ASSETS	100.0%	$4,881,578,435
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2025.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1,300	Long	S&P 500 E-Mini Index	September 2025	$412,069,609	$414,326,250	$2,256,641
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,119,381,737	$—	$—	$4,119,381,737
U.S. Government & Agency Obligations	—	649,536,017	—	649,536,017
Purchased Options	—	42,060,271	—	42,060,271
Short-Term Investments	102,758,891	—	—	102,758,891
Total Investments at Value	$4,222,140,628	$691,596,288	$—	$4,913,736,916
Other Financial Instruments:†
Futures Contracts	$2,256,641	$—	$—	$2,256,641
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.1%
Domestic Equity Investment Companies — 49.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,039,237	$215,477,795
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,253,721	35,293,268
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,508,495	19,821,624
Total Domestic Equity Investment Companies (cost $195,178,257)		270,592,687
Domestic Fixed Income Investment Companies — 22.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,421,959	61,971,904
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,218,172	63,798,445
Total Domestic Fixed Income Investment Companies (cost $130,734,816)		125,770,349
International Equity Investment Companies — 10.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $44,231,725)	3,793,015	57,274,523
Total Affiliated Investment Companies (cost $370,144,798)		453,637,559
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.0%
U.S. Government — 2.0%
United States Treasury Notes
4.63%, 09/15/2026(2) (cost $10,870,977)	$10,800,000	10,855,688
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/19/2025; Strike Price: $4,800.00; Counterparty: Goldman Sachs International) (cost $2,594,514)	426	1,123,611
Total Long-Term Investment Securities (cost $383,610,289)		465,616,858
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 16.0%
Unaffiliated Investment Companies — 16.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25%(3)	88,520,833	$ 88,520,832
T. Rowe Price Treasury Reserve Fund 4.38%(3)	1,212	1,212
Total Short-Term Investments (cost $88,522,045)		88,522,044
TOTAL INVESTMENTS (cost $472,132,334)(4)	100.3%	554,138,902
Other assets less liabilities	(0.3)	(1,435,328)
NET ASSETS	100.0%	$552,703,574
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2025.
(4)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
54	Long	E-Mini Russell 2000 Index	September 2025	$ 5,768,126	$ 5,994,540	$ 226,414
253	Long	S&P 500 E-Mini Index	September 2025	76,688,429	80,634,263	3,945,834
28	Long	S&P Mid Cap 400 E-Mini Index	September 2025	8,544,916	8,862,280	317,364
13	Long	U.S. Treasury 10 Year Notes	September 2025	1,431,741	1,443,813	12,072
14	Long	U.S. Treasury 5 Year Notes	September 2025	1,511,601	1,514,406	2,805
4	Long	U.S. Treasury Long Bonds	September 2025	445,311	456,750	11,439
2	Long	U.S. Treasury Ultra Bonds	September 2025	228,143	234,624	6,481
						$4,522,409
						Unrealized (Depreciation)
110	Long	MSCI EAFE Index	September 2025	$14,398,473	$14,373,700	$ (24,773)
12	Long	U.S. Treasury 2 Year Notes	September 2025	2,486,736	2,483,813	(2,923)
						$(27,696)
		Net Unrealized Appreciation (Depreciation)				$4,494,713
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$453,637,559	$—	$—	$453,637,559
U.S. Government & Agency Obligations	—	10,855,688	—	10,855,688
Purchased Options	—	1,123,611	—	1,123,611
Short-Term Investments	88,522,044	—	—	88,522,044
Total Investments at Value	$542,159,603	$11,979,299	$—	$554,138,902
Other Financial Instruments:†
Futures Contracts	$4,522,409	$—	$—	$4,522,409
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$27,696	$—	$—	$27,696
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond
ASSETS:
Investments at value (unaffiliated)*	$1,843,599,456	$475,801,253	$105,081,451	$104,061,990	$1,517,384,715
Investments at value (affiliated)*	—	—	10,280,197	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	18,578,658	2,848,374	11	197,923	75,702
Foreign cash*	—	—	—	431,630	—
Cash collateral on futures contracts	—	—	—	22,000	400,590
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	216,632
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	66,885	2,977	362	12,052	15,380
Dividends and interest	289,991	48,534	1,983	270,280	17,362,918
Investments sold	1,200,168	67,346	—	66	177,436
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	629	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	28,930	41,924	18,385	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	1,863,735,787	478,797,414	115,405,928	105,014,326	1,535,633,373
LIABILITIES:
Payable for:
Fund shares redeemed	1,535,073	317,534	2,215	28,239	351,552
Investments purchased	3,241,984	1,434,128	—	—	1,603,714
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	953,750	382,578	64,290	39,621	672,687
Service fees—Class 2	9,980	1,002	—	—	1,307
Service fees—Class 3	148,395	82,380	24,686	4,508	228,853
Transfer agent fees	316	163	64	164	211
Trustees' fees and expenses	17,230	5,222	992	953	13,158
Other accrued expenses	153,271	87,588	56,079	182,708	157,626
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	1,072,512	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	4,047	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	6,059,999	2,310,595	148,326	1,332,752	3,029,108
Commitments and contingent liabilities (Note 5)
Net assets	$1,857,675,788	$476,486,819	$115,257,602	$103,681,574	$1,532,604,265
* Cost
Investments (unaffiliated)	$1,115,796,720	$451,970,913	$95,973,668	$84,430,589	$1,605,121,486
Investments (affiliated)	$—	$—	$11,123,485	$—	$—
Foreign cash	$—	$—	$—	$435,981	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond
NET ASSETS REPRESENTED BY:
Paid in capital	$782,165,986	$403,158,921	$97,030,182	$91,885,394	$1,587,664,029
Total accumulated earnings (loss)	1,075,509,802	73,327,898	18,227,420	11,796,180	(55,059,764)
Net assets	$1,857,675,788	$476,486,819	$115,257,602	$103,681,574	$1,532,604,265
Class 1 (unlimited shares authorized):
Net assets	$1,078,716,898	$88,752,900	$189,813	$82,304,193	$444,407,274
Shares of beneficial interest issued and outstanding	16,065,514	6,799,138	10,097	4,920,469	37,324,503
Net asset value, offering and redemption price per share	$67.14	$13.05	$18.80	$16.73	$11.91
Class 2 (unlimited shares authorized):
Net assets	$77,980,222	$7,676,984	$—	$—	$10,261,932
Shares of beneficial interest issued and outstanding	1,195,318	588,714	—	—	861,459
Net asset value, offering and redemption price per share	$65.24	$13.04	$—	$—	$11.91
Class 3 (unlimited shares authorized):
Net assets	$700,978,668	$380,056,935	$115,067,789	$21,377,381	$1,077,935,059
Shares of beneficial interest issued and outstanding	11,118,034	29,689,794	6,157,882	1,289,759	91,481,030
Net asset value, offering and redemption price per share	$63.05	$12.80	$18.69	$16.57	$11.78
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA Fidelity Institutional AM® Global Equities(1)	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
ASSETS:
Investments at value (unaffiliated)*	$324,272,029	$263,382,461	$245,744,168	$548,648,985	$492,623,578
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	14,838,613	—	—	—	—
Cash	6	4,904,665	1,373,494	200,326	100,936
Foreign cash*	—	149,680	—	—	—
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	15,365	42,959	55,585	20,462	20,462
Dividends and interest	851,110	541,214	194,588	4,907,588	3,860,946
Investments sold	—	1,222,780	249,888	390,026	939,999
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	20,499	2,084	—	—
Due from investment adviser for expense reimbursements/fee waivers	1,124	—	—	21,478	23,837
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	339,978,247	270,264,258	247,619,807	554,188,865	497,569,758
LIABILITIES:
Payable for:
Fund shares redeemed	164,074	136,330	195,645	280,145	291,110
Investments purchased	—	4,310,961	588,533	1,196,246	3,083,105
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	217,796	175,310	165,116	140,616	123,290
Service fees—Class 2	359	—	334	—	—
Service fees—Class 3	13,028	4,077	28,884	19,816	11,777
Transfer agent fees	176	129	176	210	210
Trustees' fees and expenses	3,218	2,699	2,641	4,772	4,390
Other accrued expenses	38,487	107,909	60,477	221,161	206,383
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	690,093	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	86	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	437,138	5,427,594	1,041,806	1,862,966	3,720,265
Commitments and contingent liabilities (Note 5)
Net assets	$339,541,109	$264,836,664	$246,578,001	$552,325,899	$493,849,493
* Cost
Investments (unaffiliated)	$266,646,082	$202,007,988	$238,182,385	$563,280,189	$496,851,342
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$150,215	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA Fidelity Institutional AM® Global Equities(1)	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
NET ASSETS REPRESENTED BY:
Paid in capital	$163,465,561	$159,296,720	$206,288,849	$580,661,124	$493,335,050
Total accumulated earnings (loss)	176,075,548	105,539,944	40,289,152	(28,335,225)	514,443
Net assets	$339,541,109	$264,836,664	$246,578,001	$552,325,899	$493,849,493
Class 1 (unlimited shares authorized):
Net assets	$275,491,691	$245,656,126	$111,164,863	$459,018,375	$438,374,798
Shares of beneficial interest issued and outstanding	11,643,470	11,534,880	8,892,865	47,587,817	42,739,058
Net asset value, offering and redemption price per share	$23.66	$21.30	$12.50	$9.65	$10.26
Class 2 (unlimited shares authorized):
Net assets	$2,808,131	$—	$2,575,729	$—	$—
Shares of beneficial interest issued and outstanding	119,086	—	206,665	—	—
Net asset value, offering and redemption price per share	$23.58	$—	$12.46	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$61,241,287	$19,180,538	$132,837,409	$93,307,524	$55,474,695
Shares of beneficial interest issued and outstanding	2,633,434	909,402	10,776,204	9,747,643	5,445,179
Net asset value, offering and redemption price per share	$23.26	$21.09	$12.33	$9.57	$10.19

(1)	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
ASSETS:
Investments at value (unaffiliated)*	$1,212,235,942	$283,050,841	$311,448,070	$566,022,162	$109,251,368
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	15	1	2	58	124,113
Foreign cash*	—	46	—	—	803
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	16,022	—	48,909	5,831	—
Dividends and interest	1,719,346	143,093	213,646	488,706	337,575
Investments sold	—	1,708,742	—	—	523,137
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,152	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	56,657	24,509	—	—	12,235
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	1,214,029,134	284,927,232	311,710,627	566,516,757	110,249,231
LIABILITIES:
Payable for:
Fund shares redeemed	972,545	157,947	136,358	245,769	4,248
Investments purchased	—	1,257,356	—	—	4,960,797
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	752,967	239,067	125,857	289,995	62,698
Service fees—Class 2	4,964	—	—	618	—
Service fees—Class 3	90,511	39,147	5,184	47,991	22,355
Transfer agent fees	246	152	130	172	76
Trustees' fees and expenses	11,730	2,983	1,258	3,720	980
Other accrued expenses	121,029	62,892	41,543	53,484	85,259
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	16
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	1,953,992	1,759,544	310,330	641,749	5,136,429
Commitments and contingent liabilities (Note 5)
Net assets	$1,212,075,142	$283,167,688	$311,400,297	$565,875,008	$105,112,802
* Cost
Investments (unaffiliated)	$940,689,047	$258,318,366	$262,372,364	$505,841,922	$90,128,415
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$41	$—	$—	$807
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
NET ASSETS REPRESENTED BY:
Paid in capital	$680,091,068	$233,621,478	$222,077,109	$460,193,827	$75,969,378
Total accumulated earnings (loss)	531,984,074	49,546,210	89,323,188	105,681,181	29,143,424
Net assets	$1,212,075,142	$283,167,688	$311,400,297	$565,875,008	$105,112,802
Class 1 (unlimited shares authorized):
Net assets	$752,537,293	$102,272,556	$286,729,655	$337,430,271	$171,349
Shares of beneficial interest issued and outstanding	34,073,767	6,050,322	11,845,081	24,664,381	11,988
Net asset value, offering and redemption price per share	$22.09	$16.90	$24.21	$13.68	$14.29
Class 2 (unlimited shares authorized):
Net assets	$38,604,293	$—	$—	$4,827,794	$—
Shares of beneficial interest issued and outstanding	1,747,327	—	—	354,238	—
Net asset value, offering and redemption price per share	$22.09	$—	$—	$13.63	$—
Class 3 (unlimited shares authorized):
Net assets	$420,933,556	$180,895,132	$24,670,642	$223,616,943	$104,941,453
Shares of beneficial interest issued and outstanding	19,260,760	10,919,474	1,029,309	16,721,600	7,385,865
Net asset value, offering and redemption price per share	$21.85	$16.57	$23.97	$13.37	$14.21
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$49,733,605	$—
Investments at value (affiliated)*	106,108,651	107,654,092	397,084,665	—	273,410,718
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	1	—
Foreign cash*	—	—	—	146,248	—
Cash collateral on futures contracts	—	—	—	303,879	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	3,488	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	146,558	—
Receivable for:
Fund shares sold	—	—	244,591	903	158,082
Dividends and interest	—	—	—	109,253	—
Investments sold	9,458	13,911	—	204,742	69,811
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	7,502	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	1,065	875	—	14,235	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	106,119,174	107,668,878	397,329,256	50,670,414	273,638,611
LIABILITIES:
Payable for:
Fund shares redeemed	9,365	13,815	3,211	1,333	227,649
Investments purchased	—	—	241,030	221,916	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	8,993	9,176	33,827	30,141	23,331
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	22,458	22,846	83,617	10,726	58,244
Transfer agent fees	—	58	58	70	58
Trustees' fees and expenses	980	1,025	3,569	530	2,527
Other accrued expenses	28,194	29,413	33,142	62,249	34,231
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	69,990	76,333	398,454	326,965	346,040
Commitments and contingent liabilities (Note 5)
Net assets	$106,049,184	$107,592,545	$396,930,802	$50,343,449	$273,292,571
* Cost
Investments (unaffiliated)	$—	$—	$—	$45,228,027	$—
Investments (affiliated)	$94,783,009	$92,743,898	$325,730,289	$—	$235,385,002
Foreign cash	$—	$—	$—	$145,963	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
NET ASSETS REPRESENTED BY:
Paid in capital	$89,536,429	$84,866,128	$294,560,215	$42,114,232	$213,762,488
Total accumulated earnings (loss)	16,512,755	22,726,417	102,370,587	8,229,217	59,530,083
Net assets	$106,049,184	$107,592,545	$396,930,802	$50,343,449	$273,292,571
Class 1 (unlimited shares authorized):
Net assets	$105,589	$445,840	$4,434,772	$182,804	$388,699
Shares of beneficial interest issued and outstanding	5,554	21,693	202,256	15,307	26,326
Net asset value, offering and redemption price per share	$19.01	$20.55	$21.93	$11.94	$14.76
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$105,943,595	$107,146,705	$392,496,030	$50,160,645	$272,903,872
Shares of beneficial interest issued and outstanding	5,570,600	5,226,771	18,030,893	4,221,977	18,555,560
Net asset value, offering and redemption price per share	$19.02	$20.50	$21.77	$11.88	$14.71
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$959,527,703	$277,065,071	$523,486,461
Investments at value (affiliated)*	528,990,738	1,489,847,816	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	2,909,486	49,095
Foreign cash*	—	—	3,934,237	174,445	—
Cash collateral on futures contracts	—	—	256,532	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	9,146	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	—	258,098	98,841	9,327	1,338
Dividends and interest	—	—	4,212,019	7,464	25,108
Investments sold	141,516	1,609,677	86	2,479,126	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	24,595	—	—
Prepaid expenses and other assets	—	—	—	2,627	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	43,495
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	529,132,254	1,491,715,591	968,063,159	282,647,546	523,605,497
LIABILITIES:
Payable for:
Fund shares redeemed	141,048	1,866,461	532,521	209,962	171,884
Investments purchased	—	—	336,082	335,849	—
Payments on swap contracts	—	—	22,382	—	—
Investment advisory and management fees	45,130	126,993	335,685	177,684	369,706
Service fees—Class 2	—	—	—	256	1,054
Service fees—Class 3	112,249	316,043	7,777	30,955	41,358
Transfer agent fees	58	58	211	199	199
Trustees' fees and expenses	4,935	13,322	6,196	2,955	4,183
Other accrued expenses	37,272	47,080	206,082	54,331	66,211
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	18,938	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	340,692	2,369,957	1,465,874	812,191	654,595
Commitments and contingent liabilities (Note 5)
Net assets	$528,791,562	$1,489,345,634	$966,597,285	$281,835,355	$522,950,902
* Cost
Investments (unaffiliated)	$—	$—	$719,204,518	$229,884,539	$297,363,352
Investments (affiliated)	$417,835,885	$1,121,139,832	$—	$—	$—
Foreign cash	$—	$—	$4,017,697	$174,714	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
NET ASSETS REPRESENTED BY:
Paid in capital	$366,546,358	$990,185,620	$699,345,829	$240,708,269	$169,650,690
Total accumulated earnings (loss)	162,245,204	499,160,014	267,251,456	41,127,086	353,300,212
Net assets	$528,791,562	$1,489,345,634	$966,597,285	$281,835,355	$522,950,902
Class 1 (unlimited shares authorized):
Net assets	$2,690,837	$6,445,487	$930,355,245	$133,527,870	$314,821,154
Shares of beneficial interest issued and outstanding	158,402	354,970	61,616,240	18,664,903	13,440,868
Net asset value, offering and redemption price per share	$16.99	$18.16	$15.10	$7.15	$23.42
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$2,014,187	$8,459,441
Shares of beneficial interest issued and outstanding	—	—	—	312,695	381,287
Net asset value, offering and redemption price per share	$—	$—	$—	$6.44	$22.19
Class 3 (unlimited shares authorized):
Net assets	$526,100,725	$1,482,900,147	$36,242,040	$146,293,298	$199,670,307
Shares of beneficial interest issued and outstanding	31,159,894	82,112,999	2,423,644	24,306,114	9,372,101
Net asset value, offering and redemption price per share	$16.88	$18.06	$14.95	$6.02	$21.30
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Large Cap Core	SA JPMorgan MFS Core Bond
ASSETS:
Investments at value (unaffiliated)*	$421,905,471	$181,456,700	$828,618,522	$580,246,745	$1,834,559,386
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	5,219,177	438,607
Cash	4,212,123	14,843,502	4	10	151,837
Foreign cash*	—	584,221	—	—	—
Cash collateral on futures contracts	43,588	726,472	—	—	1,221,000
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	451,645	—	—	—	145,148
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	181,926	26,814	198,479	2,799	18,257
Dividends and interest	1,812,320	612,579	1,298,716	307,988	13,945,360
Investments sold	7,939,975	—	—	2,571,140	4,770,390
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	53	—	104	—	—
Due from investment adviser for expense reimbursements/fee waivers	8,713	21,083	—	34,551	154,174
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	68,458	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	436,624,272	198,271,371	830,115,825	588,382,410	1,855,404,159
LIABILITIES:
Payable for:
Fund shares redeemed	771,066	101,849	292,148	390,855	686,335
Investments purchased	6,429,823	—	—	1,289,154	22,919,157
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	222,127	189,529	402,459	358,248	925,044
Service fees—Class 2	2,118	299	1,173	463	695
Service fees—Class 3	62,005	25,648	76,196	27,740	176,012
Transfer agent fees	187	188	222	204	211
Trustees' fees and expenses	4,229	1,843	9,768	4,391	16,045
Other accrued expenses	145,295	369,067	98,797	70,993	227,914
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	16,490	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	613	—	—	—	—
Payable for variation margin on futures contracts	—	45,678	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	197,249	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	7,834,712	750,591	880,763	2,142,048	24,951,413
Commitments and contingent liabilities (Note 5)
Net assets	$428,789,560	$197,520,780	$829,235,062	$586,240,362	$1,830,452,746
* Cost
Investments (unaffiliated)	$383,268,736	$149,147,548	$627,285,461	$467,807,687	$1,931,269,497
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$14,145	$652,118	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Large Cap Core	SA JPMorgan MFS Core Bond
NET ASSETS REPRESENTED BY:
Paid in capital	$363,136,761	$177,558,006	$430,667,621	$388,176,757	$1,971,298,233
Total accumulated earnings (loss)	65,652,799	19,962,774	398,567,441	198,063,605	(140,845,487)
Net assets	$428,789,560	$197,520,780	$829,235,062	$586,240,362	$1,830,452,746
Class 1 (unlimited shares authorized):
Net assets	$121,541,042	$74,828,069	$466,509,450	$450,151,269	$998,750,452
Shares of beneficial interest issued and outstanding	5,927,150	7,908,159	13,397,797	17,912,347	120,098,731
Net asset value, offering and redemption price per share	$20.51	$9.46	$34.82	$25.13	$8.32
Class 2 (unlimited shares authorized):
Net assets	$16,620,340	$2,339,178	$9,059,302	$3,687,276	$5,447,994
Shares of beneficial interest issued and outstanding	814,573	248,449	260,848	146,776	657,535
Net asset value, offering and redemption price per share	$20.40	$9.42	$34.73	$25.12	$8.29
Class 3 (unlimited shares authorized):
Net assets	$290,628,178	$120,353,533	$353,666,310	$132,401,817	$826,254,300
Shares of beneficial interest issued and outstanding	14,360,949	12,925,331	10,299,891	5,326,400	100,632,203
Net asset value, offering and redemption price per share	$20.24	$9.31	$34.34	$24.86	$8.21
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
ASSETS:
Investments at value (unaffiliated)*	$713,959,688	$344,133,974	$739,993,198	$3,399,229,979	$652,619,324
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	44	117	—	150	64
Foreign cash*	—	—	—	—	—
Cash collateral on futures contracts	—	—	372,856	754,000	132,852
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	208	—	17,136
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	26,614	2,182,171	—	120,072	—
Dividends and interest	14,060	3,055,906	148,159	1,936,833	639,538
Investments sold	3,599,176	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,822	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	21,422	—	—	406,530	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	717,622,826	349,372,168	740,514,421	3,402,447,564	653,408,914
LIABILITIES:
Payable for:
Fund shares redeemed	216,889	74,677	345,830	1,740,393	342,342
Investments purchased	2,023,182	3,170,545	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	452,980	133,669	188,705	1,050,868	167,445
Service fees—Class 2	1,776	1,199	—	—	—
Service fees—Class 3	92,161	46,841	16,768	28,275	16,311
Transfer agent fees	257	304	129	235	129
Trustees' fees and expenses	6,306	2,991	5,164	31,503	4,467
Other accrued expenses	81,356	32,296	119,220	276,051	109,371
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	1,701	—	430
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	38,483	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	2,874,907	3,462,522	677,517	3,165,808	640,495
Commitments and contingent liabilities (Note 5)
Net assets	$714,747,919	$345,909,646	$739,836,904	$3,399,281,756	$652,768,419
* Cost
Investments (unaffiliated)	$587,324,631	$343,612,080	$505,458,025	$1,399,794,882	$615,869,430
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
NET ASSETS REPRESENTED BY:
Paid in capital	$496,140,792	$333,097,285	$372,620,819	$800,940,268	$550,159,594
Total accumulated earnings (loss)	218,607,127	12,812,361	367,216,085	2,598,341,488	102,608,825
Net assets	$714,747,919	$345,909,646	$739,836,904	$3,399,281,756	$652,768,419
Class 1 (unlimited shares authorized):
Net assets	$259,990,302	$113,815,587	$659,013,290	$3,265,136,385	$576,388,638
Shares of beneficial interest issued and outstanding	12,249,582	10,304,576	20,247,363	76,359,267	29,569,140
Net asset value, offering and redemption price per share	$21.22	$11.05	$32.55	$42.76	$19.49
Class 2 (unlimited shares authorized):
Net assets	$14,132,530	$9,380,841	$—	$—	$—
Shares of beneficial interest issued and outstanding	725,431	863,163	—	—	—
Net asset value, offering and redemption price per share	$19.48	$10.87	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$440,625,087	$222,713,218	$80,823,614	$134,145,371	$76,379,781
Shares of beneficial interest issued and outstanding	23,921,682	20,758,245	2,507,065	3,163,649	3,960,446
Net asset value, offering and redemption price per share	$18.42	$10.73	$32.24	$42.40	$19.29
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA MFS Large Cap Growth(2)	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities
ASSETS:
Investments at value (unaffiliated)*	$858,815,402	$643,473,891	$485,988,265	$497,574,201	$336,514,237
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	1,090	22,953	4,565	—	3,958,692
Foreign cash*	—	—	—	—	2,056,857
Cash collateral on futures contracts	—	—	—	131,000	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	230,000	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	52,480	102,795	33,152	45,749	25,484
Dividends and interest	236,185	236,152	1,938,956	138,969	1,829,207
Investments sold	—	635,881	1,210,839	—	2,185,816
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	250,474	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	14,385	21,994	—	—	14,981
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	5,040	—
Total assets	859,119,542	644,493,666	489,175,777	498,375,433	346,585,274
LIABILITIES:
Payable for:
Fund shares redeemed	483,192	302,877	229,545	236,593	155,347
Investments purchased	—	—	7,478,294	—	2,012,741
Payments on swap contracts	—	—	—	125,049	—
Investment advisory and management fees	468,977	382,886	270,953	128,316	250,307
Service fees—Class 2	4,115	834	2,088	—	692
Service fees—Class 3	53,598	63,249	75,428	19,254	24,090
Transfer agent fees	—	210	176	211	222
Trustees' fees and expenses	6,950	8,955	4,676	4,613	3,307
Other accrued expenses	153,501	101,455	110,923	95,402	97,126
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	161,367	—
Due to custodian for foreign cash*	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	180	21,419	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	174,905	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	1,170,333	860,466	8,172,263	967,129	2,543,832
Commitments and contingent liabilities (Note 5)
Net assets	$857,949,209	$643,633,200	$481,003,514	$497,408,304	$344,041,442
* Cost
Investments (unaffiliated)	$566,870,612	$457,039,196	$438,906,617	$394,962,402	$291,134,402
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$2,087,511
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA MFS Large Cap Growth(2)	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities
NET ASSETS REPRESENTED BY:
Paid in capital	$321,478,241	$160,300,209	$362,744,253	$347,426,298	$250,380,375
Total accumulated earnings (loss)	536,470,968	483,332,991	118,259,261	149,982,006	93,661,067
Net assets	$857,949,209	$643,633,200	$481,003,514	$497,408,304	$344,041,442
Class 1 (unlimited shares authorized):
Net assets	$569,360,754	$339,431,630	$113,258,243	$407,390,679	$227,992,153
Shares of beneficial interest issued and outstanding	31,034,446	14,811,879	5,956,986	26,020,758	20,476,683
Net asset value, offering and redemption price per share	$18.35	$22.92	$19.01	$15.66	$11.13
Class 2 (unlimited shares authorized):
Net assets	$32,702,835	$6,579,208	$16,198,919	$—	$5,304,326
Shares of beneficial interest issued and outstanding	1,802,912	286,533	850,438	—	478,577
Net asset value, offering and redemption price per share	$18.14	$22.96	$19.05	$—	$11.08
Class 3 (unlimited shares authorized):
Net assets	$255,885,620	$297,622,362	$351,546,352	$90,017,625	$110,744,963
Shares of beneficial interest issued and outstanding	14,375,857	13,117,288	18,588,378	5,813,222	10,033,770
Net asset value, offering and redemption price per share	$17.80	$22.69	$18.91	$15.48	$11.04

(2)	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA PIMCO Global Bond Opportunities	SA PIMCO RAE International Value	SA PineBridge High-Yield Bond	SA Putnam International Value(3)	SA Schroders VCP Global Allocation
ASSETS:
Investments at value (unaffiliated)*	$434,005,129	$424,623,440	$258,609,903	$324,201,114	$408,102,825
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	169	4,398,809	131
Foreign cash*	1,781,839	577,492	—	554,178	223,654
Cash collateral on futures contracts	167,000	—	—	—	7,491,740
Cash collateral on centrally cleared swap contracts	5,894,000	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	3,062	1,675	13,456	22,408	—
Dividends and interest	2,491,854	4,199,511	4,493,474	798,128	2,738,021
Investments sold	122,629,634	1,026	283,204	—	129,880
Written options	3,850	—	—	—	—
Receipts on swap contracts	5,219,688	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	4,778	29,808	—	27,982	8,809
Premiums paid on over-the-counter swap contracts	3,447	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	3,347,005	—	—	1,280,731	523,781
Unrealized appreciation on over-the-counter swap contracts	63,047	—	—	—	—
Total assets	575,614,333	429,432,952	263,400,206	331,283,350	419,218,841
LIABILITIES:
Payable for:
Fund shares redeemed	122,634	278,261	143,645	166,881	145,009
Investments purchased	255,760,685	—	525,194	—	28,758
Payments on swap contracts	4,202,697	—	—	—	—
Investment advisory and management fees	152,642	310,699	142,008	262,074	299,882
Service fees—Class 2	250	1,011	653	643	—
Service fees—Class 3	48,922	67,992	26,347	22,653	88,969
Transfer agent fees	200	163	223	235	47
Trustees' fees and expenses	2,772	4,474	2,393	3,154	4,463
Other accrued expenses	142,565	200,061	41,435	82,406	123,877
Interest on Forward sales contracts	23,397	—	—	—	—
Line of credit	—	100,000	—	4,350,000	—
Accrued foreign tax on capital gains	—	—	—	—	—
Premiums received on over-the-counter swap contracts	17,536	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	34,828	2,999	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—
Payable for variation margin on futures contracts	101,917	—	—	—	154,161
Payable for variation margin on centrally cleared swap contracts	419,573	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	710,000	—	—	—	—
Forward sales contracts, at value*	30,626,184	—	—	—	—
Call and put options written, at value@	35,798	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	2,600,391	—	—	1,251,711	507,013
Unrealized depreciation on over-the-counter swap contracts	43,905	—	—	—	—
Payable for collateral on Forward sales contracts	380,000	—	—	—	—
Total liabilities	295,426,896	965,660	881,898	6,139,757	1,352,179
Commitments and contingent liabilities (Note 5)
Net assets	$280,187,437	$428,467,292	$262,518,308	$325,143,593	$417,866,662
* Cost
Investments (unaffiliated)	$429,624,842	$387,875,098	$258,748,893	$247,643,165	$358,349,343
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$1,812,684	$582,220	$—	$570,663	$232,746
Proceeds from forward sales contracts	$30,690,195	$—	$—	$—	$—
@ Premiums received on options written	$114,449	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA PIMCO Global Bond Opportunities	SA PIMCO RAE International Value	SA PineBridge High-Yield Bond	SA Putnam International Value(3)	SA Schroders VCP Global Allocation
NET ASSETS REPRESENTED BY:
Paid in capital	$307,306,806	$340,636,499	$271,375,674	$188,977,727	$380,517,164
Total accumulated earnings (loss)	(27,119,369)	87,830,793	(8,857,366)	136,165,866	37,349,498
Net assets	$280,187,437	$428,467,292	$262,518,308	$325,143,593	$417,866,662
Class 1 (unlimited shares authorized):
Net assets	$48,724,224	$107,816,559	$133,573,677	$214,894,866	$366,067
Shares of beneficial interest issued and outstanding	5,090,178	6,842,583	24,653,618	15,378,782	31,801
Net asset value, offering and redemption price per share	$9.57	$15.76	$5.42	$13.97	$11.51
Class 2 (unlimited shares authorized):
Net assets	$1,936,322	$7,797,832	$5,091,237	$4,942,975	$—
Shares of beneficial interest issued and outstanding	205,123	494,477	939,555	351,327	—
Net asset value, offering and redemption price per share	$9.44	$15.77	$5.42	$14.07	$—
Class 3 (unlimited shares authorized):
Net assets	$229,526,891	$312,852,901	$123,853,394	$105,305,752	$417,500,595
Shares of beneficial interest issued and outstanding	24,703,244	19,908,337	23,080,526	7,508,561	36,349,638
Net asset value, offering and redemption price per share	$9.29	$15.71	$5.37	$14.02	$11.49

(3)	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA Small Cap Index	SA T. Rowe Price Allocation Moderately Aggressive(4)	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy
ASSETS:
Investments at value (unaffiliated)*	$293,530,426	$772,639,582	$1,377,821,174	$1,513,084,250	$794,355,179
Investments at value (affiliated)*	—	—	—	7,721,971,823	4,119,381,737
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	423,425	27	60	60,054	20,149
Foreign cash*	—	203,316	332,035	—	551
Cash collateral on futures contracts	113,000	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	33,500	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	15,281	—	213,182	—	—
Dividends and interest	86,634	2,217,064	6,138,613	18,147,025	9,805,647
Investments sold	40,592	1,595,876	13,722,562	11,986,094	5,222,424
Written options	—	—	—	—	—
Receipts on swap contracts	43,257	7,671	16,567	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	6,059	—	—	59,023	17,952
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	128,254	—	—	—	—
Total assets	294,420,428	776,663,536	1,398,244,193	9,265,308,269	4,928,803,639
LIABILITIES:
Payable for:
Fund shares redeemed	122,892	1,058,744	104,324	4,832,712	2,032,394
Investments purchased	80,964	2,172,001	11,526,615	10,288,547	4,998,407
Payments on swap contracts	55,928	—	—	—	—
Investment advisory and management fees	88,665	457,198	900,136	1,654,306	923,958
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	16,871	164,913	294,329	1,956,202	1,043,348
Transfer agent fees	211	58	58	182	82
Trustees' fees and expenses	3,240	6,913	13,991	70,317	41,871
Other accrued expenses	131,197	131,062	231,933	389,386	176,066
Interest on Forward sales contracts	—	—	—	—	—
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	84,455	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	29,367	—
Payable for variation margin on futures contracts	12,733	894	1,629,741	5,176,984	1,425,078
Payable for variation margin on centrally cleared swap contracts	—	8,970	19,435	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	4,450,000	67,097,335	36,584,000
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	9,385	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	522,086	4,000,753	19,255,017	91,495,338	47,225,204
Commitments and contingent liabilities (Note 5)
Net assets	$293,898,342	$772,662,783	$1,378,989,176	$9,173,812,931	$4,881,578,435
* Cost
Investments (unaffiliated)	$262,763,532	$629,334,774	$1,199,317,759	$1,546,269,073	$813,031,139
Investments (affiliated)	$—	$—	$—	$6,821,870,914	$3,712,930,077
Foreign cash	$—	$205,240	$334,934	$(29,415)	$563
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

	SA Small Cap Index	SA T. Rowe Price Allocation Moderately Aggressive(4)	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy
NET ASSETS REPRESENTED BY:
Paid in capital	$238,016,109	$555,431,755	$1,093,164,654	$8,052,383,470	$4,381,234,815
Total accumulated earnings (loss)	55,882,233	217,231,028	285,824,522	1,121,429,461	500,343,620
Net assets	$293,898,342	$772,662,783	$1,378,989,176	$9,173,812,931	$4,881,578,435
Class 1 (unlimited shares authorized):
Net assets	$215,236,330	$402,394	$255,010	$979,725	$598,167
Shares of beneficial interest issued and outstanding	16,368,545	24,221	19,044	77,695	45,829
Net asset value, offering and redemption price per share	$13.15	$16.61	$13.39	$12.61	$13.05
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$78,662,012	$772,260,389	$1,378,734,166	$9,172,833,206	$4,880,980,268
Shares of beneficial interest issued and outstanding	6,046,597	46,653,981	103,170,331	727,705,059	373,986,179
Net asset value, offering and redemption price per share	$13.01	$16.55	$13.36	$12.61	$13.05

(4)	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

SA VCP Index Allocation
ASSETS:
Investments at value (unaffiliated)*	$100,501,343
Investments at value (affiliated)*	453,637,559
Repurchase agreements (cost approximates value)	—
Cash	22
Foreign cash*	—
Cash collateral on futures contracts	—
Cash collateral on centrally cleared swap contracts	—
Cash collateral for over-the-counter derivative contracts	—
Receivable for variation margin on futures contracts	—
Receivable for variation margin on centrally cleared swap contracts	—
Receivable for:
Fund shares sold	135,751
Dividends and interest	503,786
Investments sold	—
Written options	—
Receipts on swap contracts	—
Prepaid expenses and other assets	—
Due from investment adviser for expense reimbursements/fee waivers	—
Premiums paid on over-the-counter swap contracts	—
Unrealized appreciation on forward foreign currency contracts	—
Unrealized appreciation on over-the-counter swap contracts	—
Total assets	554,778,461
LIABILITIES:
Payable for:
Fund shares redeemed	65,174
Investments purchased	56,070
Payments on swap contracts	—
Investment advisory and management fees	92,981
Service fees—Class 2	—
Service fees—Class 3	117,546
Transfer agent fees	59
Trustees' fees and expenses	5,082
Other accrued expenses	58,506
Interest on Forward sales contracts	—
Line of credit	—
Accrued foreign tax on capital gains	—
Premiums received on over-the-counter swap contracts	—
Due to investment adviser from expense recoupment	—
Due to custodian	—
Due to custodian for foreign cash*	—
Payable for variation margin on futures contracts	589,469
Payable for variation margin on centrally cleared swap contracts	—
Payable for collateral on over-the-counter derivative contracts	1,090,000
Forward sales contracts, at value*	—
Call and put options written, at value@	—
Unrealized depreciation on forward foreign currency contracts	—
Unrealized depreciation on over-the-counter swap contracts	—
Payable for collateral on Forward sales contracts	—
Total liabilities	2,074,887
Commitments and contingent liabilities (Note 5)
Net assets	$552,703,574
* Cost
Investments (unaffiliated)	$101,987,536
Investments (affiliated)	$370,144,798
Foreign cash	$—
Proceeds from forward sales contracts	$—
@ Premiums received on options written	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2025 (unaudited) — (continued)

SA VCP Index Allocation
NET ASSETS REPRESENTED BY:
Paid in capital	$448,472,509
Total accumulated earnings (loss)	104,231,065
Net assets	$552,703,574
Class 1 (unlimited shares authorized):
Net assets	$557,610
Shares of beneficial interest issued and outstanding	41,860
Net asset value, offering and redemption price per share	$13.32
Class 2 (unlimited shares authorized):
Net assets	$—
Shares of beneficial interest issued and outstanding	—
Net asset value, offering and redemption price per share	$—
Class 3 (unlimited shares authorized):
Net assets	$552,145,964
Shares of beneficial interest issued and outstanding	41,536,326
Net asset value, offering and redemption price per share	$13.29
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,673,895	$4,142,643	$1,145,299	$1,535,353	$—
Dividends (affiliated)	—	—	286,545	—	—
Interest (unaffiliated)	146,648	33,509	129	7,465	32,708,886
Total investment income*	4,820,543	4,176,152	1,431,973	1,542,818	32,708,886
EXPENSES:
Investment advisory and management fees	5,235,878	2,127,403	358,044	214,311	3,796,484
Service Fees:
Class 2	56,439	5,743	—	—	7,452
Class 3	831,822	455,305	137,482	25,452	1,288,196
Transfer agent fees and expenses	2,016	1,044	367	1,045	1,343
Custodian and accounting fees	87,322	30,094	12,399	121,234	91,076
Reports to shareholders	29,795	31,723	1,825	939	47,824
Audit and tax fees	24,917	25,518	29,028	26,840	30,404
Legal fees	8,713	4,723	1,593	2,312	7,940
Trustees' fees and expenses	23,562	6,477	1,486	1,277	19,592
Interest expense	1,692	—	—	353	1,140
Short sale dividend expense	—	—	—	—	—
License fee	—	—	2,091	37,114	6,138
Other expenses	23,555	19,512	16,720	54,395	24,273
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,325,711	2,707,542	561,035	485,272	5,321,862
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(160,644)	(232,399)	(183,242)	—
Fees paid indirectly (Note 2)	(5,279)	(17,171)	—	—	—
Net expenses	6,320,432	2,529,727	328,636	302,030	5,321,862
Net investment income (loss)	(1,499,889)	1,646,425	1,103,337	1,240,788	27,387,024
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	87,181,337	(4,074,643)	5,090,026	(575,349)	(2,388,552)
Investments (affiliated)	—	—	(309,350)	—	—
Futures contracts	—	—	—	142,486	(333,277)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(50,666)	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	87,181,337	(4,074,643)	4,780,676	(483,529)	(2,721,829)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	1,815,720	(20,130,652)	(1,622,541)	13,376,707	22,628,230
Investments (affiliated)	—	—	385,643	—	—
Futures contracts	—	—	—	(22,042)	402,088
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	33,891	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	(117,475)	—
Net unrealized gain (loss) on investments and foreign currencies	1,815,720	(20,130,652)	(1,236,898)	13,271,081	23,030,318
Net realized and unrealized gain (loss) on investments and foreign currencies	88,997,057	(24,205,295)	3,543,778	12,787,552	20,308,489
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,497,168	$(22,558,870)	$4,647,115	$14,028,340	$47,695,513
* Net of foreign withholding taxes on interest and dividends of	$60,885	$9,369	$—	$221,172	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$23,566	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited) — (continued)

	SA Fidelity Institutional AM® Global Equities(1)	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,326,824	$2,473,413	$4,761,174	$622,995	$666,121
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	12,920	8,793	5,822	9,888,110	7,958,138
Total investment income*	3,339,744	2,482,206	4,766,996	10,511,105	8,624,259
EXPENSES:
Investment advisory and management fees	1,188,442	941,272	947,402	806,856	710,516
Service Fees:
Class 2	2,013	—	1,968	—	—
Class 3	72,213	22,515	165,096	112,180	65,899
Transfer agent fees and expenses	1,044	822	1,119	1,343	1,343
Custodian and accounting fees	23,911	80,403	16,792	32,998	28,723
Reports to shareholders	2,883	1,694	23,137	1,033	1,881
Audit and tax fees	30,778	26,842	27,914	26,978	26,913
Legal fees	3,708	3,716	3,926	3,852	3,686
Trustees' fees and expenses	4,165	3,210	3,455	7,041	6,217
Interest expense	722	11,916	462	3,574	1,783
Short sale dividend expense	—	—	—	—	—
License fee	563	563	—	53,790	48,093
Other expenses(2)	20,715	31,032	18,036	140,589	131,806
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,351,157	1,123,985	1,209,307	1,190,234	1,026,860
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(1,124)	(8,399)	—	(174,373)	(170,214)
Fees paid indirectly (Note 2)	—	(34,764)	(4,646)	—	—
Net expenses	1,350,033	1,080,822	1,204,661	1,015,861	856,646
Net investment income (loss)	1,989,711	1,401,384	3,562,335	9,495,244	7,767,613
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	56,052,589	13,437,897	5,917,636	(34,736,054)	(10,012,434)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	26,749	1,211	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	56,079,338	13,439,108	5,917,636	(34,736,054)	(10,012,434)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(29,811,297)	13,628,058	(18,149,845)	40,598,564	16,193,880
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	51,599	19,984	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(117,822)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(29,759,698)	13,530,220	(18,149,845)	40,598,564	16,193,880
Net realized and unrealized gain (loss) on investments and foreign currencies	26,319,640	26,969,328	(12,232,209)	5,862,510	6,181,446
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,309,351	$28,370,712	$(8,669,874)	$15,357,754	$13,949,059
* Net of foreign withholding taxes on interest and dividends of	$236,031	$310,229	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$148,795	$—	$—	$—

(1)	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio.
(2)	Other expenses include transition costs incurred in the amount of $119,621 and $110,998 for the SA Fixed Income Index Portfolio and SA Fixed Income Intermediate Index Portfolio, respectively in connection with the change in subadvisers (See Note 5).
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited) — (continued)

	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value	SA Franklin Tactical Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$14,512,807	$2,720,167	$1,811,686	$5,420,664	$767,921
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	99	97,149	51,606	111,251	563,156
Total investment income*	14,512,906	2,817,316	1,863,292	5,531,915	1,331,077
EXPENSES:
Investment advisory and management fees	4,241,660	1,329,554	655,707	1,595,556	354,564
Service Fees:
Class 2	28,137	—	—	3,507	—
Class 3	511,527	217,316	28,134	269,923	126,424
Transfer agent fees and expenses	1,567	970	822	1,296	442
Custodian and accounting fees	60,738	22,529	12,398	22,594	33,814
Reports to shareholders	42,682	24,850	2,200	14,003	3,746
Audit and tax fees	24,916	24,918	26,212	24,911	30,665
Legal fees	6,136	3,977	3,256	3,692	2,964
Trustees' fees and expenses	16,081	3,880	3,138	6,823	1,408
Interest expense	588	36	426	394	—
Short sale dividend expense	—	—	—	—	—
License fee	—	—	—	—	28,450
Other expenses	22,619	19,342	17,628	19,674	30,053
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,956,651	1,647,372	749,921	1,962,373	612,530
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(324,177)	(135,893)	—	—	(75,826)
Fees paid indirectly (Note 2)	(5,985)	—	—	—	(2)
Net expenses	4,626,489	1,511,479	749,921	1,962,373	536,702
Net investment income (loss)	9,886,417	1,305,837	1,113,371	3,569,542	794,375
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	51,269,382	459,085	16,142,309	12,149,230	2,904,914
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	385,588
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,641)	—	—	1,012
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	51,269,382	457,444	16,142,309	12,149,230	3,291,514
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(48,603,261)	(10,122,567)	(1,878,472)	(7,229,862)	1,676,919
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	3,855
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	1,397
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	92	869	—	—	4,381
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(48,603,169)	(10,121,698)	(1,878,472)	(7,229,862)	1,686,552
Net realized and unrealized gain (loss) on investments and foreign currencies	2,666,213	(9,664,254)	14,263,837	4,919,368	4,978,066
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,552,630	$(8,358,417)	$15,377,208	$8,488,910	$5,772,441
* Net of foreign withholding taxes on interest and dividends of	$—	$7,555	$—	$—	$46,636
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited) — (continued)

	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$694,696	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2	2	8	11,049	6
Total investment income*	2	2	8	705,745	6
EXPENSES:
Investment advisory and management fees	50,482	51,700	189,401	171,311	132,962
Service Fees:
Class 2	—	—	—	—	—
Class 3	126,081	128,717	468,174	60,967	331,939
Transfer agent fees and expenses	377	373	373	448	373
Custodian and accounting fees	5,951	5,951	5,951	15,951	5,951
Reports to shareholders	1,473	1,170	3,663	2,165	483
Audit and tax fees	20,404	20,404	20,404	34,136	20,483
Legal fees	3,085	3,101	3,702	3,100	3,429
Trustees' fees and expenses	1,399	1,437	5,110	709	3,645
Interest expense	—	—	—	5,684	—
Short sale dividend expense	—	—	—	—	—
License fee	2,091	2,091	2,091	28,450	2,091
Other expenses	11,998	12,013	12,687	22,661	12,417
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	223,341	226,957	711,556	345,582	513,773
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(6,394)	(5,180)	—	(80,700)	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	216,947	221,777	711,556	264,882	513,773
Net investment income (loss)	(216,945)	(221,775)	(711,548)	440,863	(513,767)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	1,823,170	—
Investments (affiliated)	2,294,298	2,354,597	9,537,203	—	5,268,495
Futures contracts	—	—	—	(56,625)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	21,227	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	13,355	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	2,294,298	2,354,597	9,537,203	1,801,127	5,268,495
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	379,448	—
Investments (affiliated)	3,302,507	3,975,834	15,477,599	—	6,151,179
Futures contracts	—	—	—	394,398	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	6,252	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	6,726	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	3,302,507	3,975,834	15,477,599	786,824	6,151,179
Net realized and unrealized gain (loss) on investments and foreign currencies	5,596,805	6,330,431	25,014,802	2,587,951	11,419,674
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,379,860	$6,108,656	$24,303,254	$3,028,814	$10,905,907
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$28,380	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited) — (continued)

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Janus Focused Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$17,419,266	$559,712	$1,368,721
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	11	30	163,792	27,445	159,987
Total investment income*	11	30	17,583,058	587,157	1,528,708
EXPENSES:
Investment advisory and management fees	254,943	713,284	1,833,083	984,967	1,933,207
Service Fees:
Class 2	—	—	—	1,480	5,692
Class 3	633,961	1,774,661	43,453	171,938	228,258
Transfer agent fees and expenses	373	373	1,343	1,269	1,269
Custodian and accounting fees	5,951	5,951	94,552	16,366	23,661
Reports to shareholders	1,850	9,032	2,681	21,868	22,083
Audit and tax fees	20,482	20,482	26,922	24,917	24,916
Legal fees	3,976	5,971	4,487	4,089	5,006
Trustees' fees and expenses	6,988	19,446	11,065	3,741	5,915
Interest expense	—	—	11,385	836	1,274
Short sale dividend expense	—	—	—	—	—
License fee	2,091	2,091	146,064	563	—
Other expenses	13,154	16,120	32,042	18,996	18,396
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	943,769	2,567,411	2,207,077	1,251,030	2,269,677
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	—	—	(227,436)
Fees paid indirectly (Note 2)	—	—	—	(10,256)	(36)
Net expenses	943,769	2,567,411	2,207,077	1,240,774	2,042,205
Net investment income (loss)	(943,758)	(2,567,381)	15,375,981	(653,617)	(513,497)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	3,186,886	8,224,365	32,378,515
Investments (affiliated)	12,760,309	36,112,628	—	—	—
Futures contracts	—	—	5,590,578	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	2,556	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	360,246	3,301	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	12,760,309	36,112,628	9,140,266	8,227,666	32,378,515
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	81,474,282	(18,831,386)	23,611,072
Investments (affiliated)	11,083,090	37,604,374	—	—	—
Futures contracts	—	—	(1,806,865)	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	(18,938)	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	223,273	779	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	11,083,090	37,604,374	79,871,752	(18,830,607)	23,611,072
Net realized and unrealized gain (loss) on investments and foreign currencies	23,843,399	73,717,002	89,012,018	(10,602,941)	55,989,587
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,899,641	$71,149,621	$104,387,999	$(11,256,558)	$55,476,090
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$1,985,390	$3,849	$25,780
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited) — (continued)

	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Large Cap Core	SA JPMorgan MFS Core Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,993,848	$3,981,825	$9,951,737	$3,157,237	$226,114
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,372,039	92,410	233,677	30,026	39,289,021
Total investment income*	6,365,887	4,074,235	10,185,414	3,187,263	39,515,135
EXPENSES:
Investment advisory and management fees	1,273,587	1,053,934	2,278,524	1,949,818	5,254,076
Service Fees:
Class 2	12,189	1,637	6,945	2,558	4,011
Class 3	355,186	146,402	427,025	153,142	1,009,721
Transfer agent fees and expenses	1,194	1,195	1,418	1,348	1,343
Custodian and accounting fees	151,138	104,489	47,291	28,477	144,947
Reports to shareholders	10,203	22,008	18,062	11,944	30,373
Audit and tax fees	34,172	30,254	25,518	24,916	44,285
Legal fees	3,982	4,133	5,603	1,263	9,653
Trustees' fees and expenses	5,776	2,503	11,522	7,139	23,059
Interest expense	2,827	—	—	—	6,160
Short sale dividend expense	—	—	—	—	—
License fee	11,843	335	—	—	1,506
Other expenses	36,257	21,281	21,022	18,552	26,919
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,898,354	1,388,171	2,842,930	2,199,157	6,556,053
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(39,801)	(118,339)	—	(187,543)	(875,679)
Fees paid indirectly (Note 2)	(835)	(8)	(5,956)	(822)	—
Net expenses	1,857,718	1,269,824	2,836,974	2,010,792	5,680,374
Net investment income (loss)	4,508,169	2,804,411	7,348,440	1,176,471	33,834,761
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	11,664,545	9,228,420	39,857,863	25,645,314	(7,762,126)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(5,131,833)	616,884	—	—	(2,654,915)
Forward contracts	98,232	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	16,884	(26,317)	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	6,647,828	9,818,987	39,857,863	25,645,314	(10,417,041)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	6,011,189	15,817,033	(35,045,339)	10,447,201	28,798,333
Investments (affiliated)	—	—	—	—	—
Futures contracts	934,011	(216,338)	—	—	2,623,860
Forward contracts	(116,264)	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	12,430	(5,469)	—	1,158	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	48,716	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	6,841,366	15,643,942	(35,045,339)	10,448,359	31,422,193
Net realized and unrealized gain (loss) on investments and foreign currencies	13,489,194	25,462,929	4,812,524	36,093,673	21,005,152
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,997,363	$28,267,340	$12,160,964	$37,270,144	$54,839,913
* Net of foreign withholding taxes on interest and dividends of	$187,521	$441,560	$12,214	$18,437	$2,755
** Net of foreign withholding taxes on capital gains of	$—	$45,483	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited) — (continued)

	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,856,765	$594,758	$2,202,600	$21,152,705	$6,293,429
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	154	7,447,062	8,188	160,290	6,799
Total investment income*	1,856,919	8,041,820	2,210,788	21,312,995	6,300,228
EXPENSES:
Investment advisory and management fees	2,495,965	769,438	985,541	5,829,051	920,788
Service Fees:
Class 2	9,890	7,004	—	—	—
Class 3	516,930	271,956	91,846	155,159	88,593
Transfer agent fees and expenses	1,642	1,940	822	1,493	822
Custodian and accounting fees	33,414	34,863	30,366	161,161	25,584
Reports to shareholders	30,480	12,066	2,061	9,958	2,530
Audit and tax fees	24,917	27,625	28,611	29,034	28,011
Legal fees	5,185	12,310	4,411	9,472	4,222
Trustees' fees and expenses	9,027	4,548	8,596	43,251	8,023
Interest expense	2,434	—	1,257	8,741	3,115
Short sale dividend expense	—	—	—	—	—
License fee	—	—	82,291	162,341	78,729
Other expenses	19,507	18,824	22,684	30,447	23,058
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,149,391	1,160,574	1,258,486	6,440,108	1,183,475
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(99,757)	—	(15,585)	(2,222,530)	(17,516)
Fees paid indirectly (Note 2)	(12,425)	—	—	—	—
Net expenses	3,037,209	1,160,574	1,242,901	4,217,578	1,165,959
Net investment income (loss)	(1,180,290)	6,881,246	967,887	17,095,417	5,134,269
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	44,605,855	438,798	30,330,990	161,232,478	241,669
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	371,516	2,464,197	109,319
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	44,605,855	438,798	30,702,506	163,696,675	350,988
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(22,151,537)	(91,616)	39,452,402	7,472,138	3,838,134
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	11,198	(1,427,145)	4,525
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(22,151,537)	(91,616)	39,463,600	6,044,993	3,842,659
Net realized and unrealized gain (loss) on investments and foreign currencies	22,454,318	347,182	70,166,106	169,741,668	4,193,647
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,274,028	$7,228,428	$71,133,993	$186,837,085	$9,327,916
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$775	$4,929	$1,176
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited) — (continued)

	SA MFS Large Cap Growth(3)	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,557,377	$3,996,464	$3,468,168	$3,762,705	$5,197,968
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	40,565	120,293	4,088,270	66,970	34,525
Total investment income*	2,597,942	4,116,757	7,556,438	3,829,675	5,232,493
EXPENSES:
Investment advisory and management fees	2,331,967	2,194,734	1,549,942	714,300	1,395,431
Service Fees:
Class 2	13,495	4,735	12,298	—	4,000
Class 3	287,026	361,236	428,121	105,039	140,795
Transfer agent fees and expenses	1,269	1,343	1,120	1,343	1,418
Custodian and accounting fees	35,485	46,734	56,506	32,597	46,021
Reports to shareholders	12,403	24,940	14,664	915	19,999
Audit and tax fees	25,517	24,917	29,727	29,293	31,182
Legal fees	3,936	5,267	5,264	3,839	4,033
Trustees' fees and expenses	8,549	9,311	6,486	6,585	4,332
Interest expense	3,680	10,341	504	1,820	154
Short sale dividend expense	—	—	—	—	—
License fee	—	—	2,855	55,859	1,128
Other expenses	19,332	20,254	23,959	19,572	23,152
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,742,659	2,703,812	2,131,446	971,162	1,671,645
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(125,962)	—	—	(83,340)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	2,742,659	2,577,850	2,131,446	971,162	1,588,305
Net investment income (loss)	(144,717)	1,538,907	5,424,992	2,858,513	3,644,188
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	93,198,319	79,554,796	16,851,992	10,240,846	16,075,908
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(72,792)	(2,676,388)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	114,613	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	22,569	391	—	97,723
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	93,198,319	79,577,365	16,779,591	7,679,071	16,173,631
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(16,561,083)	(55,110,626)	(8,789,897)	(21,541,179)	11,651,577
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	115,426	(160,378)	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	(169,865)	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	2,449	14,517	—	126,615
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(16,561,083)	(55,108,177)	(8,659,954)	(21,871,422)	11,778,192
Net realized and unrealized gain (loss) on investments and foreign currencies	76,637,236	24,469,188	8,119,637	(14,192,351)	27,951,823
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,492,519	$26,008,095	$13,544,629	$(11,333,838)	$31,596,011
* Net of foreign withholding taxes on interest and dividends of	$6,219	$15,136	$45,053	$2,631	$561,620
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

(3)	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited) — (continued)

	SA PIMCO Global Bond Opportunities	SA PIMCO RAE International Value	SA PineBridge High-Yield Bond	SA Putnam International Value(4)	SA Schroders VCP Global Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$103,942	$12,986,521	$151,671	$7,361,314	$2,769,715
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	6,655,518	18,287	9,085,111	198,023	4,495,255
Total investment income*	6,759,460	13,004,808	9,236,782	7,559,337	7,264,970
EXPENSES:
Investment advisory and management fees	878,670	1,787,962	812,582	1,453,271	1,746,669
Service Fees:
Class 2	1,601	5,697	3,762	3,602	—
Class 3	280,877	397,540	152,463	127,531	518,198
Transfer agent fees and expenses	1,441	1,044	1,418	1,493	299
Custodian and accounting fees	81,856	55,724	20,081	32,250	78,253
Reports to shareholders	26,076	29,365	20,099	9,201	10,289
Audit and tax fees	36,231	30,257	46,457	31,032	29,323
Legal fees	20,732	—	3,925	4,878	4,089
Trustees' fees and expenses	3,776	5,639	3,437	3,948	5,828
Interest expense	196,744	8,682	—	9,495	61
Short sale dividend expense	23,637	—	—	—	—
License fee	—	563	—	8,809	11,843
Other expenses	24,785	53,180	20,010	35,098	33,132
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,576,426	2,375,653	1,084,234	1,720,608	2,437,984
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(27,443)	(172,862)	—	(153,976)	(52,632)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	1,548,983	2,202,791	1,084,234	1,566,632	2,385,352
Net investment income (loss)	5,210,477	10,802,017	8,152,548	5,992,705	4,879,618
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(979,340)	16,651,626	(2,688,171)	16,268,203	15,686,867
Investments (affiliated)	—	—	—	—	—
Futures contracts	2,030,098	—	—	—	(13,883,514)
Forward contracts	(10,127,321)	—	—	421,059	(824,057)
Swap contracts	1,180,489	—	—	—	—
Written option contracts	258,703	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	1,186,338	45,524	—	133,231	82,991
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(6,451,033)	16,697,150	(2,688,171)	16,822,493	1,062,287
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	9,175,312	29,160,105	2,839,445	25,665,663	5,540,354
Investments (affiliated)	—	—	—	—	—
Futures contracts	(926,681)	—	—	—	1,820,786
Forward contracts	790,974	—	—	705,488	177,427
Forward sales contracts	483,076	—	—	—	—
Swap contracts	1,362,000	—	—	—	—
Written option contracts	20,378	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(67,921)	289,409	—	33,072	35,674
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	10,837,138	29,449,514	2,839,445	26,404,223	7,574,241
Net realized and unrealized gain (loss) on investments and foreign currencies	4,386,105	46,146,664	151,274	43,226,716	8,636,528
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,596,582	$56,948,681	$8,303,822	$49,219,421	$13,516,146
* Net of foreign withholding taxes on interest and dividends of	$—	$1,295,518	$—	$489,500	$197,006
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

(4)	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited) — (continued)

	SA Small Cap Index	SA T. Rowe Price Allocation Moderately Aggressive(5)	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,107,031	$5,927,401	$12,149,123	$5,995,615	$3,044,492
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	22,802	2,688,965	9,258,969	22,022,766	14,246,857
Total investment income*	2,129,833	8,616,366	21,408,092	28,018,381	17,291,349
EXPENSES:
Investment advisory and management fees	493,184	2,587,111	5,222,030	8,885,682	5,371,224
Service Fees:
Class 2	—	—	—	—	—
Class 3	90,987	932,812	1,707,309	10,455,348	6,062,452
Transfer agent fees and expenses	1,343	373	373	523	523
Custodian and accounting fees	42,060	104,627	176,589	61,930	42,000
Reports to shareholders	3,599	6,769	19,814	66,282	57,372
Audit and tax fees	29,293	27,097	30,522	22,925	22,926
Legal fees	3,490	6,423	7,257	24,591	11,002
Trustees' fees and expenses	4,137	10,144	18,852	110,177	68,478
Interest expense	1,149	2,493	130,910	1,426,117	903,402
Short sale dividend expense	—	—	—	—	—
License fee	31,984	2,091	12,905	2,855	2,855
Other expenses	26,816	27,989	40,841	43,039	41,219
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	728,042	3,707,929	7,367,402	21,099,469	12,583,453
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(58,176)	—	—	(315,277)	(145,225)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	669,866	3,707,929	7,367,402	20,784,192	12,438,228
Net investment income (loss)	1,459,967	4,908,437	14,040,690	7,234,189	4,853,121
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	6,533,080	23,297,504	40,349,001	26,263,518	25,629,917
Investments (affiliated)	—	—	—	46,032,364	(12,569,599)
Futures contracts	(1,165,671)	21,530	4,572,113	(161,910,131)	(97,405,545)
Forward contracts	—	—	—	—	—
Swap contracts	405,973	2,144	(150)	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	22,106	31,494	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	30,462,600	8,009,451
Net realized gain (loss) on investments and foreign currencies	5,773,382	23,343,284	44,952,458	(59,151,649)	(76,335,776)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(16,893,344)	6,208,260	1,979,218	17,806,273	14,652,559
Investments (affiliated)	—	—	—	312,020,014	178,024,308
Futures contracts	(39,460)	52,190	8,193,254	48,437,531	1,293,616
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	118,869	(2,032)	(11,008)	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	37,795	109,652	39,151	7,179
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(35,241)	—	—
Net unrealized gain (loss) on investments and foreign currencies	(16,813,935)	6,296,213	10,235,875	378,302,969	193,977,662
Net realized and unrealized gain (loss) on investments and foreign currencies	(11,040,553)	29,639,497	55,188,333	319,151,320	117,641,886
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,580,586)	$34,547,934	$69,229,023	$326,385,509	$122,495,007
* Net of foreign withholding taxes on interest and dividends of	$3,625	$348,211	$677,829	$30	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$13,002	$—	$—

(5)	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2025 (unaudited) — (continued)

SA VCP Index Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,834,697
Dividends (affiliated)	—
Interest (unaffiliated)	288,490
Total investment income*	2,123,187
EXPENSES:
Investment advisory and management fees	530,431
Service Fees:
Class 2	—
Class 3	668,575
Transfer agent fees and expenses	373
Custodian and accounting fees	12,233
Reports to shareholders	4,676
Audit and tax fees	20,416
Legal fees	4,024
Trustees' fees and expenses	7,367
Interest expense	86,789
Short sale dividend expense	—
License fee	25,678
Other expenses	17,513
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,378,075
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—
Fees paid indirectly (Note 2)	—
Net expenses	1,378,075
Net investment income (loss)	745,112
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,337,404)
Investments (affiliated)	8,386,190
Futures contracts	(14,952,667)
Forward contracts	—
Swap contracts	—
Written option contracts	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—
Net realized gain (loss) on investments and foreign currencies	(7,903,881)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(609,430)
Investments (affiliated)	11,431,065
Futures contracts	6,152,877
Forward contracts	—
Forward sales contracts	—
Swap contracts	—
Written option contracts	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—
Net unrealized gain (loss) on investments and foreign currencies	16,974,512
Net realized and unrealized gain (loss) on investments and foreign currencies	9,070,631
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,815,743
* Net of foreign withholding taxes on interest and dividends of	$—
** Net of foreign withholding taxes on capital gains of	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Multi-Factor 70/30
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,499,889)	$(3,635,718)	$1,646,425	$2,544,178	$1,103,337	$1,973,785
Net realized gain (loss) on investments and foreign currencies	87,181,337	263,887,616	(4,074,643)	52,364,015	4,780,676	6,765,172
Net unrealized gain (loss) on investments and foreign currencies	1,815,720	146,547,850	(20,130,652)	23,353,927	(1,236,898)	4,857,822
Net increase (decrease) in net assets resulting from operations	87,497,168	406,799,748	(22,558,870)	78,262,120	4,647,115	13,596,779
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(104,172,167)	—	(6,997,334)	—	—
Distributable earnings — Class 2	—	(8,405,337)	—	(586,174)	—	—
Distributable earnings — Class 3	—	(71,906,488)	—	(26,956,443)	—	—
Total distributions to shareholders	—	(184,483,992)	—	(34,539,951)	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(64,017,296)	(142,768,924)	(7,340,814)	(32,464,556)	1,646,361	(1,770,712)
TOTAL INCREASE (DECREASE) IN NET ASSETS	23,479,872	79,546,832	(29,899,684)	11,257,613	6,293,476	11,826,067
NET ASSETS:
Beginning of period	1,834,195,916	1,754,649,084	506,386,503	495,128,890	108,964,126	97,138,059
End of period	$1,857,675,788	$1,834,195,916	$476,486,819	$506,386,503	$115,257,602	$108,964,126
	SA Emerging Markets Equity Index		SA Federated Hermes Corporate Bond		SA Fidelity Institutional AM® Global Equities (1)
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,240,788	$1,883,992	$27,387,024	$51,240,431	$1,989,711	$2,783,772
Net realized gain (loss) on investments and foreign currencies	(483,529)	(2,112,570)	(2,721,829)	(1,575,608)	56,079,338	58,773,069
Net unrealized gain (loss) on investments and foreign currencies	13,271,081	11,917,958	23,030,318	(9,475,232)	(29,759,698)	3,896,781
Net increase (decrease) in net assets resulting from operations	14,028,340	11,689,380	47,695,513	40,189,591	28,309,351	65,453,622
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(1,542,734)	—	(14,055,400)	—	(20,759,657)
Distributable earnings — Class 2	—	—	—	(316,946)	—	(221,769)
Distributable earnings — Class 3	—	(365,631)	—	(32,517,464)	—	(4,660,373)
Total distributions to shareholders	—	(1,908,365)	—	(46,889,810)	—	(25,641,799)
CAPITAL SHARE TRANSACTIONS (Note 7)	(2,329,342)	(3,666,637)	(6,001,529)	113,378,706	(2,635,666)	(41,018,152)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,698,998	6,114,378	41,693,984	106,678,487	25,673,685	(1,206,329)
NET ASSETS:
Beginning of period	91,982,576	85,868,198	1,490,910,281	1,384,231,794	313,867,424	315,073,753
End of period	$103,681,574	$91,982,576	$1,532,604,265	$1,490,910,281	$339,541,109	$313,867,424

(1)	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate		SA Fixed Income Index
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,401,384	$798,202	$3,562,335	$5,082,064	$9,495,244	$16,553,229
Net realized gain (loss) on investments and foreign currencies	13,439,108	30,381,882	5,917,636	18,484,843	(34,736,054)	(1,101,162)
Net unrealized gain (loss) on investments and foreign currencies	13,530,220	(2,005,749)	(18,149,845)	11,387,099	40,598,564	(6,629,929)
Net increase (decrease) in net assets resulting from operations	28,370,712	29,174,335	(8,669,874)	34,954,006	15,357,754	8,822,138
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(3,820,763)	—	(2,614,882)	—	(12,963,811)
Distributable earnings — Class 2	—	—	—	(62,270)	—	—
Distributable earnings — Class 3	—	(243,978)	—	(2,748,766)	—	(2,300,249)
Total distributions to shareholders	—	(4,064,741)	—	(5,425,918)	—	(15,264,060)
CAPITAL SHARE TRANSACTIONS (Note 7)	2,397,498	(44,686,458)	(1,199,067)	(30,658,125)	1,622,924	(1,731,518)
TOTAL INCREASE (DECREASE) IN NET ASSETS	30,768,210	(19,576,864)	(9,868,941)	(1,130,037)	16,980,678	(8,173,440)
NET ASSETS:
Beginning of period	234,068,454	253,645,318	256,446,942	257,576,979	535,345,221	543,518,661
End of period	$264,836,664	$234,068,454	$246,578,001	$256,446,942	$552,325,899	$535,345,221
	SA Fixed Income Intermediate Index		SA Franklin BW U.S. Large Cap Value		SA Franklin Small Company Value
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,767,613	$13,540,531	$9,886,417	$22,597,918	$1,305,837	$2,487,279
Net realized gain (loss) on investments and foreign currencies	(10,012,434)	(1,709,859)	51,269,382	180,778,945	457,444	23,240,626
Net unrealized gain (loss) on investments and foreign currencies	16,193,880	3,351,569	(48,603,169)	51,351,343	(10,121,698)	21,971,736
Net increase (decrease) in net assets resulting from operations	13,949,059	15,182,241	12,552,630	254,728,206	(8,358,417)	47,699,641
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(11,585,896)	—	(23,384,101)	—	(3,726,864)
Distributable earnings — Class 2	—	—	—	(1,180,324)	—	—
Distributable earnings — Class 3	—	(1,303,807)	—	(12,551,776)	—	(6,300,399)
Total distributions to shareholders	—	(12,889,703)	—	(37,116,201)	—	(10,027,263)
CAPITAL SHARE TRANSACTIONS (Note 7)	8,060,357	(29,564,493)	(35,529,658)	(199,507,212)	(2,859,298)	(27,483,383)
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,009,416	(27,271,955)	(22,977,028)	18,104,793	(11,217,715)	10,188,995
NET ASSETS:
Beginning of period	471,840,077	499,112,032	1,235,052,170	1,216,947,377	294,385,403	284,196,408
End of period	$493,849,493	$471,840,077	$1,212,075,142	$1,235,052,170	$283,167,688	$294,385,403
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Franklin Systematic U.S. Large Cap Core		SA Franklin Systematic U.S. Large Cap Value		SA Franklin Tactical Opportunities
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,113,371	$1,352,596	$3,569,542	$6,212,531	$794,375	$1,260,442
Net realized gain (loss) on investments and foreign currencies	16,142,309	21,913,735	12,149,230	41,465,797	3,291,514	5,625,887
Net unrealized gain (loss) on investments and foreign currencies	(1,878,472)	23,878,142	(7,229,862)	36,272,901	1,686,552	6,210,103
Net increase (decrease) in net assets resulting from operations	15,377,208	47,144,473	8,488,910	83,951,229	5,772,441	13,096,432
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(6,037,864)	—	(3,244,898)	—	(819)
Distributable earnings — Class 2	—	—	—	(55,666)	—	—
Distributable earnings — Class 3	—	(571,110)	—	(2,313,949)	—	(441,404)
Total distributions to shareholders	—	(6,608,974)	—	(5,614,513)	—	(442,223)
CAPITAL SHARE TRANSACTIONS (Note 7)	65,328,597	47,027,615	54,547,327	66,808,848	(4,124,488)	(3,133,093)
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,705,805	87,563,114	63,036,237	145,145,564	1,647,953	9,521,116
NET ASSETS:
Beginning of period	230,694,492	143,131,378	502,838,771	357,693,207	103,464,849	93,943,733
End of period	$311,400,297	$230,694,492	$565,875,008	$502,838,771	$105,112,802	$103,464,849
	SA Global Index Allocation 60/40		SA Global Index Allocation 75/25		SA Global Index Allocation 90/10
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(216,945)	$1,743,479	$(221,775)	$1,594,885	$(711,548)	$5,563,478
Net realized gain (loss) on investments and foreign currencies	2,294,298	3,633,148	2,354,597	4,710,973	9,537,203	19,129,522
Net unrealized gain (loss) on investments and foreign currencies	3,302,507	5,199,422	3,975,834	6,655,373	15,477,599	29,285,272
Net increase (decrease) in net assets resulting from operations	5,379,860	10,576,049	6,108,656	12,961,231	24,303,254	53,978,272
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(3,468)	—	(14,788)	—	(173,743)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(4,614,197)	—	(3,456,663)	—	(13,952,373)
Total distributions to shareholders	—	(4,617,665)	—	(3,471,451)	—	(14,126,116)
CAPITAL SHARE TRANSACTIONS (Note 7)	(2,447,857)	2,869,978	(3,928,511)	(536,709)	(14,576,439)	(2,813,026)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,932,003	8,828,362	2,180,145	8,953,071	9,726,815	37,039,130
NET ASSETS:
Beginning of period	103,117,181	94,288,819	105,412,400	96,459,329	387,203,987	350,164,857
End of period	$106,049,184	$103,117,181	$107,592,545	$105,412,400	$396,930,802	$387,203,987
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Goldman Sachs Multi-Asset Insights		SA Index Allocation 60/40		SA Index Allocation 80/20
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$440,863	$751,492	$(513,767)	$4,089,307	$(943,758)	$6,693,613
Net realized gain (loss) on investments and foreign currencies	1,801,127	6,083,000	5,268,495	14,123,522	12,760,309	33,988,839
Net unrealized gain (loss) on investments and foreign currencies	786,824	174,503	6,151,179	17,009,955	11,083,090	43,551,487
Net increase (decrease) in net assets resulting from operations	3,028,814	7,008,995	10,905,907	35,222,784	22,899,641	84,233,939
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(15,863)	—	(17,450)	—	(138,522)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(4,419,282)	—	(11,454,494)	—	(22,746,198)
Total distributions to shareholders	—	(4,435,145)	—	(11,471,944)	—	(22,884,720)
CAPITAL SHARE TRANSACTIONS (Note 7)	(2,992,539)	3,095,866	(13,183,614)	(5,558,614)	(26,512,301)	(22,712,888)
TOTAL INCREASE (DECREASE) IN NET ASSETS	36,275	5,669,716	(2,277,707)	18,192,226	(3,612,660)	38,636,331
NET ASSETS:
Beginning of period	50,307,174	44,637,458	275,570,278	257,378,052	532,404,222	493,767,891
End of period	$50,343,449	$50,307,174	$273,292,571	$275,570,278	$528,791,562	$532,404,222
	SA Index Allocation 90/10		SA International Index		SA Invesco Growth Opportunities
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,567,381)	$17,466,535	$15,375,981	$18,549,471	$(653,617)	$(1,524,866)
Net realized gain (loss) on investments and foreign currencies	36,112,628	84,146,281	9,140,266	1,916,504	8,227,666	29,514,830
Net unrealized gain (loss) on investments and foreign currencies	37,604,374	147,355,395	79,871,752	42,019,223	(18,830,607)	28,778,385
Net increase (decrease) in net assets resulting from operations	71,149,621	248,968,211	104,387,999	62,485,198	(11,256,558)	56,768,349
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(403,863)	—	(20,307,451)	—	—
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(62,794,653)	—	(740,693)	—	—
Total distributions to shareholders	—	(63,198,516)	—	(21,048,144)	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(72,653,746)	(33,224,628)	33,977,113	46,491,216	(316,124)	(45,745,289)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,504,125)	152,545,067	138,365,112	87,928,270	(11,572,682)	11,023,060
NET ASSETS:
Beginning of period	1,490,849,759	1,338,304,692	828,232,173	740,303,903	293,408,037	282,384,977
End of period	$1,489,345,634	$1,490,849,759	$966,597,285	$828,232,173	$281,835,355	$293,408,037
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Janus Focused Growth		SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(513,497)	$(841,439)	$4,508,169	$8,664,624	$2,804,411	$4,169,801
Net realized gain (loss) on investments and foreign currencies	32,378,515	99,607,165	6,647,828	36,156,360	9,818,987	5,121,859
Net unrealized gain (loss) on investments and foreign currencies	23,611,072	9,586,208	6,841,366	4,918,787	15,643,942	22,251,382
Net increase (decrease) in net assets resulting from operations	55,476,090	108,351,934	17,997,363	49,739,771	28,267,340	31,543,042
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(11,284,035)	—	(2,182,640)	—	(1,978,277)
Distributable earnings — Class 2	—	(415,419)	—	(288,366)	—	(59,564)
Distributable earnings — Class 3	—	(8,966,337)	—	(4,594,828)	—	(3,179,358)
Total distributions to shareholders	—	(20,665,791)	—	(7,065,834)	—	(5,217,199)
CAPITAL SHARE TRANSACTIONS (Note 7)	21,314,548	(79,395,256)	(27,713,592)	(43,816,138)	(16,040,093)	(23,963,400)
TOTAL INCREASE (DECREASE) IN NET ASSETS	76,790,638	8,290,887	(9,716,229)	(1,142,201)	12,227,247	2,362,443
NET ASSETS:
Beginning of period	446,160,264	437,869,377	438,505,789	439,647,990	185,293,533	182,931,090
End of period	$522,950,902	$446,160,264	$428,789,560	$438,505,789	$197,520,780	$185,293,533
	SA JPMorgan Equity-Income		SA JPMorgan Large Cap Core		SA JPMorgan MFS Core Bond
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,348,440	$17,967,489	$1,176,471	$1,976,038	$33,834,761	$65,657,791
Net realized gain (loss) on investments and foreign currencies	39,857,863	135,450,329	25,645,314	57,794,647	(10,417,041)	(17,086,346)
Net unrealized gain (loss) on investments and foreign currencies	(35,045,339)	9,196,638	10,448,359	46,577,065	31,422,193	408,219
Net increase (decrease) in net assets resulting from operations	12,160,964	162,614,456	37,270,144	106,347,750	54,839,913	48,979,664
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(48,967,630)	—	(44,255,363)	—	(34,261,273)
Distributable earnings — Class 2	—	(921,292)	—	(381,519)	—	(190,347)
Distributable earnings — Class 3	—	(32,163,730)	—	(13,337,919)	—	(29,023,551)
Total distributions to shareholders	—	(82,052,652)	—	(57,974,801)	—	(63,475,171)
CAPITAL SHARE TRANSACTIONS (Note 7)	(74,527,951)	(159,221,159)	10,158,277	68,651,972	27,476,575	49,686,144
TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,366,987)	(78,659,355)	47,428,421	117,024,921	82,316,488	35,190,637
NET ASSETS:
Beginning of period	891,602,049	970,261,404	538,811,941	421,787,020	1,748,136,258	1,712,945,621
End of period	$829,235,062	$891,602,049	$586,240,362	$538,811,941	$1,830,452,746	$1,748,136,258
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA JPMorgan Mid-Cap Growth		SA JPMorgan Ultra-Short Bond		SA Large Cap Growth Index
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,180,290)	$(3,163,110)	$6,881,246	$16,006,433	$967,887	$1,803,301
Net realized gain (loss) on investments and foreign currencies	44,605,855	76,694,494	438,798	519,623	30,702,506	99,684,897
Net unrealized gain (loss) on investments and foreign currencies	(22,151,537)	58,657,963	(91,616)	828,812	39,463,600	72,209,313
Net increase (decrease) in net assets resulting from operations	21,274,028	132,189,347	7,228,428	17,354,868	71,133,993	173,697,511
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	—	—	(4,267,637)	—	(21,727,871)
Distributable earnings — Class 2	—	—	—	(363,374)	—	—
Distributable earnings — Class 3	—	—	—	(8,100,782)	—	(2,519,675)
Total distributions to shareholders	—	—	—	(12,731,793)	—	(24,247,546)
CAPITAL SHARE TRANSACTIONS (Note 7)	(17,894,102)	(63,723,821)	1,781,844	(25,271,332)	(9,369,661)	40,989,473
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,379,926	68,465,526	9,010,272	(20,648,257)	61,764,332	190,439,438
NET ASSETS:
Beginning of period	711,367,993	642,902,467	336,899,374	357,547,631	678,072,572	487,633,134
End of period	$714,747,919	$711,367,993	$345,909,646	$336,899,374	$739,836,904	$678,072,572
	SA Large Cap Index		SA Large Cap Value Index		SA MFS Large Cap Growth (2)
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,095,417	$36,205,702	$5,134,269	$9,798,294	$(144,717)	$(277,966)
Net realized gain (loss) on investments and foreign currencies	163,696,675	389,712,364	350,988	53,854,433	93,198,319	154,166,103
Net unrealized gain (loss) on investments and foreign currencies	6,044,993	335,055,390	3,842,659	6,576,912	(16,561,083)	48,069,500
Net increase (decrease) in net assets resulting from operations	186,837,085	760,973,456	9,327,916	70,229,639	76,492,519	201,957,637
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(190,997,312)	—	(50,509,965)	—	(47,563,452)
Distributable earnings — Class 2	—	—	—	—	—	(393,680)
Distributable earnings — Class 3	—	(7,150,660)	—	(6,155,987)	—	(26,112,003)
Total distributions to shareholders	—	(198,147,972)	—	(56,665,952)	—	(74,069,135)
CAPITAL SHARE TRANSACTIONS (Note 7)	(133,544,182)	(324,415,979)	20,715,210	151,930,910	134,716,784	(130,151,611)
TOTAL INCREASE (DECREASE) IN NET ASSETS	53,292,903	238,409,505	30,043,126	165,494,597	211,209,303	(2,263,109)
NET ASSETS:
Beginning of period	3,345,988,853	3,107,579,348	622,725,293	457,230,696	646,739,906	649,003,015
End of period	$3,399,281,756	$3,345,988,853	$652,768,419	$622,725,293	$857,949,209	$646,739,906

(2)	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA MFS Massachusetts Investors Trust		SA MFS Total Return		SA Mid Cap Index
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,538,907	$4,902,354	$5,424,992	$11,239,738	$2,858,513	$5,184,997
Net realized gain (loss) on investments and foreign currencies	79,577,365	213,238,394	16,779,591	40,374,375	7,679,071	32,469,615
Net unrealized gain (loss) on investments and foreign currencies	(55,108,177)	(53,278,138)	(8,659,954)	(1,451,024)	(21,871,422)	49,689,316
Net increase (decrease) in net assets resulting from operations	26,008,095	164,862,610	13,544,629	50,163,089	(11,333,838)	87,343,928
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(65,617,717)	—	(7,612,068)	—	(8,170,584)
Distributable earnings — Class 2	—	(1,047,880)	—	(1,033,237)	—	—
Distributable earnings — Class 3	—	(47,416,709)	—	(21,112,646)	—	(1,569,735)
Total distributions to shareholders	—	(114,082,306)	—	(29,757,951)	—	(9,740,319)
CAPITAL SHARE TRANSACTIONS (Note 7)	(107,373,261)	(215,938,174)	(23,362,777)	(21,027,544)	(1,132,491)	(14,217,354)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,365,166)	(165,157,870)	(9,818,148)	(622,406)	(12,466,329)	63,386,255
NET ASSETS:
Beginning of period	724,998,366	890,156,236	490,821,662	491,444,068	509,874,633	446,488,378
End of period	$643,633,200	$724,998,366	$481,003,514	$490,821,662	$497,408,304	$509,874,633
	SA Morgan Stanley International Equities		SA PIMCO Global Bond Opportunities		SA PIMCO RAE International Value
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,644,188	$5,498,884	$5,210,477	$8,609,269	$10,802,017	$13,432,626
Net realized gain (loss) on investments and foreign currencies	16,173,631	33,557,755	(6,451,033)	(21,234,225)	16,697,150	31,110,014
Net unrealized gain (loss) on investments and foreign currencies	11,778,192	(7,271,845)	10,837,138	16,148,848	29,449,514	(11,917,304)
Net increase (decrease) in net assets resulting from operations	31,596,011	31,784,794	9,596,582	3,523,892	56,948,681	32,625,336
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(3,828,819)	—	(1,178,445)	—	(3,967,230)
Distributable earnings — Class 2	—	(90,635)	—	(55,019)	—	(273,812)
Distributable earnings — Class 3	—	(1,742,559)	—	(5,229,363)	—	(11,201,225)
Total distributions to shareholders	—	(5,662,013)	—	(6,462,827)	—	(15,442,267)
CAPITAL SHARE TRANSACTIONS (Note 7)	(10,437,770)	(49,994,614)	(12,927,070)	(7,675,657)	(51,542,586)	(62,359,231)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,158,241	(23,871,833)	(3,330,488)	(10,614,592)	5,406,095	(45,176,162)
NET ASSETS:
Beginning of period	322,883,201	346,755,034	283,517,925	294,132,517	423,061,197	468,237,359
End of period	$344,041,442	$322,883,201	$280,187,437	$283,517,925	$428,467,292	$423,061,197
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA PineBridge High-Yield Bond		SA Putnam International Value (3)		SA Schroders VCP Global Allocation
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,152,548	$16,073,675	$5,992,705	$8,548,628	$4,879,618	$9,191,960
Net realized gain (loss) on investments and foreign currencies	(2,688,171)	5,214,830	16,822,493	29,875,524	1,062,287	25,296,998
Net unrealized gain (loss) on investments and foreign currencies	2,839,445	(853,040)	26,404,223	(820,816)	7,574,241	24,208,965
Net increase (decrease) in net assets resulting from operations	8,303,822	20,435,465	49,219,421	37,603,336	13,516,146	58,697,923
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(8,371,275)	—	(13,237,563)	—	(6,758)
Distributable earnings — Class 2	—	(340,118)	—	(295,804)	—	—
Distributable earnings — Class 3	—	(8,435,857)	—	(6,147,294)	—	(7,464,391)
Total distributions to shareholders	—	(17,147,250)	—	(19,680,661)	—	(7,471,149)
CAPITAL SHARE TRANSACTIONS (Note 7)	(5,876,821)	3,440,351	(14,177,334)	(63,223,164)	(37,600,069)	(73,215,776)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,427,001	6,728,566	35,042,087	(45,300,489)	(24,083,923)	(21,989,002)
NET ASSETS:
Beginning of period	260,091,307	253,362,741	290,101,506	335,401,995	441,950,585	463,939,587
End of period	$262,518,308	$260,091,307	$325,143,593	$290,101,506	$417,866,662	$441,950,585

(3)	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
	SA Small Cap Index		SA T. Rowe Price Allocation Moderately Aggressive (4)		SA T. Rowe Price VCP Balanced
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,459,967	$2,570,208	$4,908,437	$7,524,683	$14,040,690	$27,218,455
Net realized gain (loss) on investments and foreign currencies	5,773,382	18,487,138	23,343,284	46,658,539	44,952,458	135,740,317
Net unrealized gain (loss) on investments and foreign currencies	(16,813,935)	31,711,933	6,296,213	61,942,948	10,235,875	53,703,452
Net increase (decrease) in net assets resulting from operations	(9,580,586)	52,769,279	34,547,934	116,126,170	69,229,023	216,662,224
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(5,581,968)	—	(11,950)	—	(5,258)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(1,545,424)	—	(15,237,138)	—	(27,051,658)
Total distributions to shareholders	—	(7,127,392)	—	(15,249,088)	—	(27,056,916)
CAPITAL SHARE TRANSACTIONS (Note 7)	(14,663,817)	(24,431,440)	(35,854,532)	(27,019,883)	(129,562,120)	(204,049,558)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,244,403)	21,210,447	(1,306,598)	73,857,199	(60,333,097)	(14,444,250)
NET ASSETS:
Beginning of period	318,142,745	296,932,298	773,969,381	700,112,182	1,439,322,273	1,453,766,523
End of period	$293,898,342	$318,142,745	$772,662,783	$773,969,381	$1,378,989,176	$1,439,322,273

(4)	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA VCP Dynamic Allocation		SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025	For the Six Months Ended July 31, 2025 (unaudited)	For the Year Ended January 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,234,189	$136,481,514	$4,853,121	$76,496,593	$745,112	$10,518,321
Net realized gain (loss) on investments and foreign currencies	(59,151,649)	625,072,970	(76,335,776)	291,693,056	(7,903,881)	57,248,850
Net unrealized gain (loss) on investments and foreign currencies	378,302,969	448,770,260	193,977,662	378,709,462	16,974,512	23,860,804
Net increase (decrease) in net assets resulting from operations	326,385,509	1,210,324,744	122,495,007	746,899,111	9,815,743	91,627,975
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(13,997)	—	(10,976)	—	(36,193)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(216,837,876)	—	(72,574,244)	—	(35,731,650)
Total distributions to shareholders	—	(216,851,873)	—	(72,585,220)	—	(35,767,843)
CAPITAL SHARE TRANSACTIONS (Note 7)	720,718,143	(1,217,152,974)	(431,022,438)	(849,532,083)	(18,939,830)	(4,324,557)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,047,103,652	(223,680,103)	(308,527,431)	(175,218,192)	(9,124,087)	51,535,575
NET ASSETS:
Beginning of period	8,126,709,279	8,350,389,382	5,190,105,866	5,365,324,058	561,827,661	510,292,086
End of period	$9,173,812,931	$8,126,709,279	$4,881,578,435	$5,190,105,866	$552,703,574	$561,827,661
See Notes to Financial Statements

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust" or "SAST"), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is comprised of 59 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 51 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified with the exception of SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Large Cap Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio, which are non-diversified as defined by the 1940 Act.  Additionally, the SA Large Cap Growth Index Portfolio may, from time to time, become non-diversified, in following its investment strategy as noted below.
    Effective April 29, 2025, the SA MFS Blue Chip Growth Portfolio, the SA Putnam International Growth and Income Portfolio and the SA T. Rowe Price Asset Allocation Growth Portfolio changed its names to SA MFS Large Cap Growth Portfolio, SA Putnam International Value Portfolio, and SA T. Rowe Price Allocation Moderately Aggressive Portfolio, respectively.
    Effective July 28, 2025, the SA JPMorgan Global Equities Portfolio changed its name to SA Fidelity Institutional AM® Global Equities Portfolio.
    The investment goals for each of the Portfolios included in this report are as follows:
    The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
    The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.
    The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.
    The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.
    The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds."
    The SA Fidelity Institutional AM® Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of companies anywhere in the world, with a focus on the constituent countries and securities of the MSCI World Index (net), which tracks the performance of large and mid-cap companies across 23 developed markets worldwide.
    The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.
    The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
    The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.
    The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.
    The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.
    The SA Franklin Systematic U.S. Large Cap Core Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.
    The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.
    The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies. income securities.
    The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.
    The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
    The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.
    The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.
    The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.
    The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.
    The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.
    The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.
    The SA JPMorgan Large Cap Core Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.
    The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.
    The SA JPMorgan Ultra-Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in short-term fixed, variable and floating rate debt.
    The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.
    The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.
    The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.
    The SA MFS Large Cap Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of large capitalization companies.
    The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.
    The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.
    The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.
    The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.
    The SA PIMCO Global Bond Opportunities Portfolio seeks maximum total return, consistent with preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.
    The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.
    The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.
    The SA Putnam International Value Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.
    The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.
    The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.
    The SA T. Rowe Price Allocation Growth Moderately Aggressive Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.
    The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust ("SST") portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
    The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and SST portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
    The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Portfolio is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign

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NOTES TO FINANCIAL STATEMENTS — (continued)

market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
    Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

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NOTES TO FINANCIAL STATEMENTS — (continued)

    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    Reverse Repurchase Agreements: Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    Structured Notes: A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For

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NOTES TO FINANCIAL STATEMENTS — (continued)

financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filing are subject to various administrative and judicial proceedings within these countries. During the current period, such amounts recovered, excluding any foreign exchange gain (loss) and interest income amounted to $291,869 and $193,856 for the SA PIMCO RAE International Value Portfolio and SA Putnam International Value Portfolio, respectively, and are reflected as Dividends (unaffiliated) in the Statement of Operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
    Operating Segments: An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
    The Portfolios’ Adviser acts as the Portfolios’ CODM and has determined that the Portfolios have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ Portfolio of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.
Recent Accounting and Regulatory Developments
    In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”.  On an annual basis, ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors.  ASU 2023-09 is effective for fiscal years beginning after December 15, 2024.  Management is currently evaluating the impact, if any, of applying ASU 2023-09.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into contract for difference, credit default, currency, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Portfolio attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Portfolio to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Portfolio. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss.
    CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Currency Swap Agreements:  Currency swap agreements are typically entered into to manage exposure to foreign currency exchange rate risk, interest rate risk, and/or to obtain exposure to non-U.S. currencies. Currency swaps involve an initial exchange of notional principal amounts in two different currencies, periodic payments of interest denominated in the respective currencies, and a final re-exchange of the notional principal amounts at maturity.
    The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payment made or received. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on negotiated rate structure in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some Currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.
    Currency swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of July 31, 2025, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended July 31, 2025. For a detailed presentation of derivatives held as of July 31, 2025, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Forward Foreign Currency Contracts(6)
Portfolio	Interest Rate Contracts
SA Federated Hermes Corporate Bond	$216,270	$—	$—	$—	$—	$—	$—	$—
SA Goldman Sachs Multi-Asset Insights	118,924	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	774,159	—	—	—	14,045	—	—	—
SA JPMorgan MFS Core Bond	2,006,764	—	—	—	561,985	—	—	—
SA MFS Total Return	41,901	—	—	—	14,488	—	—	—
SA PIMCO Global Bond Opportunities	1,180,569	2,564,966	4	—	375,799	2,582,670	20,291	—
SA Schroders VCP Global Allocation	40,574	—	—	—	396,198	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	12,582	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	22,597	—	—	—	972,605	—	—	—
SA VCP Index Allocation	32,797	—	—	—	2,923	—	—	—
	Equity Contracts
SA Emerging Markets Equity Index	—	—	—	—	1,375	—	—	—
SA Goldman Sachs Multi-Asset Insights	19,201	—	—	—	8	—	—	—
SA International Index	11,210	—	—	—	13,089	18,938	—	—
SA JPMorgan Diversified Balanced	334,175	—	—	—	353,060	—	—	—
SA JPMorgan Emerging Markets	—	—	—	—	17,456	—	—	—
SA Large Cap Growth Index	5,170	—	—	—	5,014	—	—	—
SA Large Cap Index	—	—	—	—	87,750	—	—	—
SA Large Cap Value Index	2,429	—	—	—	8,946	—	—	—
SA Mid Cap Index	—	5,040	—	—	41,735	174,905	—	—
SA Schroders VCP Global Allocation	3,466,330	—	400,305	—	662,947	—	—	—
SA Small Cap Index	—	128,254	—	—	17,397	9,385	—	—
SA T. Rowe Price VCP Balanced	10,513,378	—	4,610,495	—	857,415	—	—	—
SA VCP Dynamic Allocation	42,525,433	—	77,626,056	—	—	—	—	—
SA VCP Dynamic Strategy	2,256,641	—	42,060,271	—	—	—	—	—
SA VCP Index Allocation	4,489,612	—	1,123,611	—	24,773	—	—	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	18,244	—	—	—	—	—	—
SA PIMCO Global Bond Opportunities	—	919,681	—	—	—	142,433	—	—
SA T. Rowe Price Allocation Moderately Aggressive	—	11,252	—	—	—	1,181	—	—
SA T. Rowe Price VCP Balanced	—	10,699	—	—	—	3,213	—	—
	Foreign Exchange Contracts
SA JPMorgan Diversified Balanced	109,674	—	—	68,458	102,990	—	—	197,249
SA PIMCO Global Bond Opportunities	—	35,617	84,784	3,347,005	—	—	15,507	2,600,391
SA Putnam International Value	—	—	—	1,280,731	—	—	—	1,251,711

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Forward Foreign Currency Contracts(6)
Portfolio	Foreign Exchange Contracts
SA Schroders VCP Global Allocation	$—	$—	$—	$523,781	$—	$—	$—	$507,013

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Portfolio	Interest Rate Contracts
SA Federated Hermes Corporate Bond	$(333,277)	$—	$—	$—	$—
SA Franklin Tactical Opportunities	14,857	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(61,080)	—	—	—	—
SA JPMorgan Diversified Balanced	(972,162)	—	—	—	—
SA JPMorgan MFS Core Bond	(2,654,915)	—	—	—	—
SA MFS Total Return	(72,792)	—	—	—	—
SA PIMCO Global Bond Opportunities	2,030,098	879,945	207,842	(45,238)	—
SA Schroders VCP Global Allocation	780,138	—	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	21,530	—	—	—	—
SA T. Rowe Price VCP Balanced	1,635,090	—	—	—	—
SA VCP Index Allocation	(980,520)	—	—	—	—
	Equity Contracts
SA Emerging Markets Equity Index	142,486	—	—	—	—
SA Franklin Tactical Opportunities	370,731	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	4,455	—	—	—	—
SA International Index	5,590,578	2,556	—	—	—
SA JPMorgan Diversified Balanced	(3,837,886)	—	—	—	—
SA JPMorgan Emerging Markets	616,884	—	—	—	—
SA Large Cap Growth Index	371,516	—	—	—	—
SA Large Cap Index	2,464,197	—	—	—	—
SA Large Cap Value Index	109,319	—	—	—	—
SA Mid Cap Index	(2,676,388)	114,613	—	—	—
SA Schroders VCP Global Allocation	(14,663,652)	—	—	4,257,843	—
SA Small Cap Index	(1,165,671)	405,973	—	—	—
SA T. Rowe Price VCP Balanced	2,937,023	—	—	(4,331,707)	—
SA VCP Dynamic Allocation	(161,910,131)	—	—	37,580,208	—
SA VCP Dynamic Strategy	(97,405,545)	—	—	31,224,383	—
SA VCP Index Allocation	(13,972,147)	—	—	(1,337,403)	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	21,227	—	—	—
SA PIMCO Global Bond Opportunities	—	300,544	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	—	2,144	—	—	—
SA T. Rowe Price VCP Balanced	—	(150)	—	—	—
	Foreign Forward Exchange Contracts
SA JPMorgan Diversified Balanced	(321,785)	—	—	—	98,232
SA PIMCO Global Bond Opportunities	—	—	50,861	41,302	(10,127,321)
SA Putnam International Value	—	—	—	—	421,059
SA Schroders VCP Global Allocation	—	—	—	—	(824,057)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Forward Foreign Currency Contracts(10)
Portfolio	Interest Rate Contracts
SA Federated Hermes Corporate Bond	$402,088	$—	$—	$—	$—
SA Franklin Tactical Opportunities	(35,520)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	367,965	—	—	—	—
SA JPMorgan Diversified Balanced	1,436,103	—	—	—	—
SA JPMorgan MFS Core Bond	2,623,860	—	—	—	—
SA MFS Total Return	115,426	—	—	—	—
SA PIMCO Global Bond Opportunities	(926,681)	872,174	22,726	(18,257)	—
SA Schroders VCP Global Allocation	(649,824)	—	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	52,190	—	—	—	—
SA T. Rowe Price VCP Balanced	(2,582,714)	—	—	—	—
SA VCP Index Allocation	(431,758)	—	—	—	—
	Equity Contracts
SA Emerging Markets Equity Index	(22,042)	—	—	—	—
SA Franklin Tactical Opportunities	39,375	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	26,433	—	—	—	—
SA International Index	(1,806,865)	(18,938)	—	—	—
SA JPMorgan Diversified Balanced	(212,759)	—	—	—	—
SA JPMorgan Emerging Markets	(216,338)	—	—	—	—
SA Large Cap Growth Index	11,198	—	—	—	—
SA Large Cap Index	(1,427,145)	—	—	—	—
SA Large Cap Value Index	4,525	—	—	—	—
SA Mid Cap Index	(160,378)	(169,865)	—	—	—
SA Schroders VCP Global Allocation	2,470,610	—	—	25,865	—
SA Small Cap Index	(39,460)	118,869	—	—	—
SA T. Rowe Price VCP Balanced	10,775,968	—	—	(4,295,855)	—
SA VCP Dynamic Allocation	48,437,531	—	—	(11,733,850)	—
SA VCP Dynamic Strategy	1,293,616	—	—	(4,819,256)	—
SA VCP Index Allocation	6,584,635	—	—	(587,845)	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	6,252	—	—	—
SA PIMCO Global Bond Opportunities	—	454,209	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	—	(2,032)	—	—	—
SA T. Rowe Price VCP Balanced	—	(11,008)	—	—	—
	Foreign Forward Exchange Contracts
SA JPMorgan Diversified Balanced	(289,333)	—	—	—	(116,264)
SA PIMCO Global Bond Opportunities	—	35,617	(2,348)	22,075	790,974
SA Putnam International Value	—	—	—	—	705,488
SA Schroders VCP Global Allocation	—	—	—	—	177,427

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following table represents the average monthly balances of derivatives held during the six months ended July 31, 2025.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Equity Swap Contracts(2)	Written Call Option Contracts(2)	Written Put Option Contracts(2)	Currency Swap Contracts(1)
SA Emerging Markets Equity Index	$1,405,188	$—	$—	$—	$—	$—	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	12,838,099	—	—	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	4,152,711	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	15,881,288	—	—	—	6,238,333	—	—	—	—	—
SA International Index	20,862,078	—	—	—	—	—	175,223	—	—	—
SA JPMorgan Diversified Balanced	146,043,462	9,530,439	—	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	10,875,854	—	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	236,573,101	—	—	—	—	—	—	—	—	—
SA Large Cap Growth Index	1,777,099	—	—	—	—	—	—	—	—	—
SA Large Cap Index	16,110,536	—	—	—	—	—	—	—	—	—
SA Large Cap Value Index	1,464,914	—	—	—	—	—	—	—	—	—
SA MFS Total Return	18,687,630	—	—	—	—	—	—	—	—	—
SA Mid Cap Index	5,934,122	—	—	—	—	—	1,801,477	—	—	—
SA PIMCO Global Bond Opportunities	249,463,144	334,349,380	4,581	54,075	561,971,727	286,253,210	—	17,073	23,765	31,873,622
SA Putnam International Value	—	142,967,469	—	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	194,654,359	96,963,704	—	482,030	—	—	—	—	—	—
SA Small Cap Index	2,493,233	—	—	—	—	—	2,023,976	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	7,455,607	—	—	—	—	5,166,667	—	—	—	—
SA T. Rowe Price VCP Balanced	362,702,436	—	—	4,681,725	—	10,400,000	—	—	—	—
SA VCP Dynamic Allocation	1,137,108,125	—	—	71,236,944	—	—	—	—	—	—
SA VCP Dynamic Strategy	304,774,583	—	—	41,048,743	—	—	—	—	—	—
SA VCP Index Allocation	152,509,779	—	—	1,496,841	—	—	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the six months ended July 31, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts	Equity Swap Contracts
SA Emerging Markets Equity Index	5	-	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-	-	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-	-
SA International Index	5	-	-	-	-	-	5
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-	5

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts	Equity Swap Contracts
SA PIMCO Global Bond Opportunities	2,5, 6, 7	1, 6, 7	2,5, 6, 7	2,5, 6, 7	3, 5, 6	1, 6, 7	-
SA PIMCO RAE International Value …	-	7	-	-	-	-	-
SA Putnam International Value	-	7	-	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	3, 5	-	-
SA Small Cap Index	5	-	-	-	-	-	5
SA T. Rowe Price Moderately Aggressive	2	-	-	-	3	-	-
SA T. Rowe Price VCP Balanced	2, 5, 6	-	5, 6	-	3	-	-
SA VCP Dynamic Allocation	5, 6	-	5, 6	-	-	-	-
SA VCP Dynamic Strategy	5, 6	-	5, 6	-	-	-	-
SA VCP Index Allocation	5, 6	-	5, 6	-	-	-	-

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk.
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of July 31, 2025. The repurchase agreements held by the Portfolios as of July 31, 2025, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA International Index Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$—	$—	$—	$71	$—	$71	$(71)	$—	$(71)
Goldman Sachs International	—	—	—	—	—	18,867	—	18,867	(18,867)	—	(18,867)
Total	$—	$—	$—	$—	$—	$18,938	$—	$18,938	$(18,938)	$—	$(18,938)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$24,608	$—	$—	$24,608	$—	$—	$—	$—	$24,608	$—	$24,608
BNP Paribas SA	23,542	—	—	23,542	—	—	—	—	23,542	—	23,542
Citibank, N.A.	—	—	—	—	15,940	—	—	15,940	(15,940)	—	(15,940)
HSBC Bank PLC	17,841	—	—	17,841	147,210	—	—	147,210	(129,369)	—	(129,369)
Morgan Stanley & Co. International PLC	2,467	—	—	2,467	34,099	—	—	34,099	(31,632)	—	(31,632)
Total	$68,458	$—	$—	$68,458	$197,249	$—	$—	$197,249	$(128,791)	$—	$(128,791)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Mid Cap Index Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas	$—	$5,040	$—	$5,040	$—	$164	$—	$164	$4,876	$(4,876)	$—
HSBC Holdings	—	—	—	—	—	174,741	—	174,741	(174,741)	174,741	—
Total	$—	$5,040	$—	$5,040	$—	$174,905	$—	$174,905	$(169,865)	$169,865	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA PIMCO Global Bond Opportunities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$666,546	$—	$20,178	$686,724	$850,420	$—	$17,125	$867,545	$(180,821)	$180,821	$—
Goldman Sachs Bank USA	2,680,459	14,126	64,610	2,759,195	1,749,971	—	7,657	1,757,628	1,001,567	(710,000)	291,567
Goldman Sachs International	—	52,368	—	52,368	—	61,441	—	61,441	(9,073)	—	(9,073)
Total	$3,347,005	66,494	$84,788	$3,498,287	$2,600,391	61,441	$24,782	$2,686,614	$811,673	$(529,179)	$282,494

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Putnam International Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$89,889	$—	$—	$89,889	$81,442	$—	$—	$81,442	$8,447	$—	$8,447
Barclays Bank PLC	56,506	—	—	56,506	44,024	—	—	44,024	12,482	—	12,482
Citibank, N.A.	111,199	—	—	111,199	8,778	—	—	8,778	102,421	—	102,421
Goldman Sachs International	153,953	—	—	153,953	117,873	—	—	117,873	36,080	—	36,080
HSBC Bank PLC	41,553	—	—	41,553	391,546	—	—	391,546	(349,993)	—	(349,993)
JPMorgan Chase Bank, N.A.	120,629	—	—	120,629	40,344	—	—	40,344	80,285	—	80,285
Morgan Stanley & Co. International PLC	370,649	—	—	370,649	147,835	—	—	147,835	222,814	—	222,814
State Street Bank & Trust Company	37,773	—	—	37,773	147,462	—	—	147,462	(109,689)	—	(109,689)
Toronto Dominion Bank	21,183	—	—	21,183	179,289	—	—	179,289	(158,106)	—	(158,106)
UBS AG	225,879	—	—	225,879	5,386	—	—	5,386	220,493	—	220,493
Westpac Banking Corp.	51,518	—	—	51,518	87,732	—	—	87,732	(36,214)	—	(36,214)
Total	$1,280,731	$—	$—	$1,280,731	$1,251,711	$—	$—	$1,251,711	$29,020	$—	$29,020

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$79,701	$—	$—	$79,701	$143,656	$—	$—	$143,656	$(63,955)	$—	$(63,955)
Barclays Bank PLC	215,071	—	—	215,071	69,490	—	—	69,490	145,581	—	145,581
Citibank, N.A.	34,719	—	—	34,719	179,120	—	—	179,120	(144,401)	—	(144,401)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$194,290	$—	$—	$194,290	$11,204	$—	$—	$11,204	$183,086	$—	$183,086
UBS AG	—	—	—	—	103,543	—	—	103,543	(103,543)	—	(103,543)
Total	$523,781	$—	$—	$523,781	$507,013	$—	$—	$507,013	$16,768	$—	$16,768

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Small Cap Index Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$5,610	$—	$5,610	$—	$391	$—	$391	$5,219	$—	$5,219
BNP Paribas	—	116,451	—	116,451	—	3,432	—	3,432	113,019	—	113,019
Goldman Sachs and Co. LLC	—	2,985	—	2,985	—	3,127	—	3,127	(142)	—	(142)
HSBC Holdings	—	3,208	—	3,208	—	1,213	—	1,213	1,995	—	1,995
JPMorgan Securities, LLC	—	—	—	—	—	1,222	—	1,222	(1,222)	—	(1,222)
Total	$—	$128,254	$—	$128,254	$—	$9,385	$—	$9,385	$118,869	$—	$118,869

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA T. Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$4,610,495	$4,610,495	$—	$—	$—	$—	$4,610,495	$(4,450,000)	$160,495
Total	$—	$—	$4,610,495	$4,610,495	$—	$—	$—	$—	$4,610,495	$(4,450,000)	$160,495

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$33,948,433	$33,948,433	$—	$—	$—	$—	$33,948,433	$(32,339,500)	$1,608,933
Goldman Sachs International	—	—	31,805,378	31,805,378	—	—	—	—	31,805,378	(30,420,000)	1,385,378
JPMorgan Chase Bank, N.A.	—	—	7,269,381	7,269,381	—	—	—	—	7,269,381	—	7,269,381
UBS AG	—	—	4,602,864	4,602,864	—	—	—	—	4,602,864	(4,337,835)	265,029
Total	$—	$—	$77,626,056	$77,626,056	$—	$—	$—	$—	$77,626,056	$(67,097,335)	$10,528,721

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$19,711,994	$19,711,994	$—	$—	$—	$—	$19,711,994	$(18,777,600)	$934,394
Goldman Sachs International	—	—	15,138,662	15,138,662	—	—	—	—	15,138,662	(14,480,000)	658,662
JPMorgan Chase Bank, N.A.	—	—	3,689,778	3,689,778	—	—	—	—	3,689,778	—	3,689,778
UBS AG	—	—	3,519,837	3,519,837	—	—	—	—	3,519,837	(3,326,400)	193,437
Total	$—	$—	$42,060,271	$42,060,271	$—	$—	$—	$—	$42,060,271	$(36,584,000)	$5,476,271

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA VCP Index Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$1,123,611	$1,123,611	$—	$—	$—	$—	$1,123,611	$(1,090,000)	$33,611
Total	$—	$—	$1,123,611	$1,123,611	$—	$—	$—	$—	$1,123,611	$(1,090,000)	$33,611

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2025
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$—	$263,666,549	$724,346,086	$—	$184,483,992
SA AB Small & Mid Cap Value	16,650,687	38,144,581	41,091,500	8,994,027	25,545,924
SA BlackRock Multi-Factor 70/30	2,485,833	1,960,166	9,134,306	—	—
SA Emerging Markets Equity Index	1,725,701	(8,149,065)	4,191,205	1,908,365	—
SA Federated Hermes Corporate Bond	47,005,143	(39,385,021)	(110,375,267)	46,889,810	—
SA Fidelity Institutional AM® Global Equities	8,825,798	53,313,256	85,627,139	3,941,147	21,700,652
SA Fidelity Institutional AM® International Growth	7,352,976	25,493,147	44,339,604	750,326	3,314,415
SA Fidelity Institutional AM® Real Estate	6,574,722	15,890,949	26,493,360	5,425,918	—
SA Fixed Income Index	15,165,587	(3,601,520)	(55,257,046)	15,264,060	—
SA Fixed Income Intermediate Index	12,368,740	(5,381,712)	(20,421,644)	12,889,703	—
SA Franklin BW U.S. Large Cap Value	20,358,573	181,091,516	317,981,356	24,632,796	12,483,405
SA Franklin Small Company Value	8,050,003	16,857,842	32,996,779	7,493,447	2,533,816
SA Franklin Systematic U.S. Large Cap Core	9,440,746	13,976,767	50,528,458	1,306,789	5,302,185
SA Franklin Systematic U.S. Large Cap Value	16,921,532	13,415,755	66,854,982	5,614,513	—
SA Franklin Tactical Opportunities	1,963,744	4,763,579	17,010,616	442,223	—
SA Global Index Allocation 60/40	1,242,739	2,984,858	6,905,298	1,865,130	2,752,535
SA Global Index Allocation 75/25	1,618,248	4,816,190	10,183,325	1,328,496	2,142,955
SA Global Index Allocation 90/10	5,659,245	18,747,340	53,660,750	4,943,894	9,182,222
SA Goldman Sachs Multi-Asset Insights	534,082	673,891	3,992,430	3,372,342	1,062,803
SA Index Allocation 60/40	4,165,351	14,739,519	29,719,306	3,230,500	8,241,444
SA Index Allocation 80/20	6,876,731	34,468,641	98,000,190	5,774,695	17,110,025
SA Index Allocation 90/10	18,017,752	84,337,192	325,655,445	15,630,968	47,567,548

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2025
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA International Index	$19,869,747	$(7,444,145)	$150,437,862	$21,048,144	$—
SA Invesco Growth Opportunities**	—	(13,514,134)	65,897,777	—	—
SA Janus Focused Growth	78,495	96,300,538	201,445,089	—	20,665,791
SA JPMorgan Diversified Balanced	7,940,692	14,371,790	28,094,961	7,065,834	—
SA JPMorgan Emerging Markets	4,474,876	(27,530,487)	14,751,045	5,217,199	—
SA JPMorgan Equity-Income	16,103,035	135,716,327	234,587,114	20,568,125	61,484,527
SA JPMorgan Large Cap Core	19,556,873	40,687,092	100,549,494	25,984,752	31,990,049
SA JPMorgan MFS Core Bond	61,715,480	(128,250,315)	(128,118,094)	63,475,171	—
SA JPMorgan Mid-Cap Growth	—	51,557,635	145,775,461	—	—
SA JPMorgan Ultra-Short Bond	14,864,944	(9,894,441)	613,428	12,731,793	—
SA Large Cap Growth Index	7,768,864	93,549,082	194,764,143	3,382,123	20,865,423
SA Large Cap Index	36,998,650	386,385,054	1,988,125,992	41,576,836	156,571,136
SA Large Cap Value Index	13,033,080	49,714,734	30,534,828	45,112,261	11,553,691
SA MFS Large Cap Growth	18,554,466	134,513,893	265,577,832	1,782,047	72,287,088
SA MFS Massachusetts Investors Trust	10,084,061	207,456,916	239,783,916	6,627,651	107,454,655
SA MFS Total Return	10,350,510	39,961,864	54,447,213	11,028,829	18,729,122
SA Mid Cap Index	13,710,938	23,846,919	123,757,987	5,185,642	4,554,677
SA Morgan Stanley International Equities	7,323,123	23,848,464	30,893,469	5,662,013	—
SA PIMCO Global Bond Opportunities	6,766,348	(35,478,654)	(7,575,364)	6,462,827	—
SA PIMCO RAE International Value	23,879,001	5,602,619	1,400,494	15,442,267	—
SA PineBridge High-Yield Bond	14,514,834	(28,659,994)	(3,016,029)	17,147,250	—
SA Putnam International Value	7,560,196	29,980,349	49,405,901	9,808,514	9,872,147
SA Schroders VCP Global Allocation	8,542,025	(3,880,963)	43,345,803	7,471,679	—
SA Small Cap Index	4,775,149	16,326,956	44,360,717	3,103,400	4,023,992
SA T. Rowe Price Allocation Moderately Aggressive	8,175,634	44,490,877	130,079,718	7,355,790	7,893,298
SA T. Rowe Price VCP Balanced	124,440,934	1,635,452	164,315,257	27,056,916	—
SA VCP Dynamic Allocation	282,904,059	443,997,862	410,666,138	216,851,873	—
SA VCP Dynamic Strategy	214,886,883	165,370,183	129,363,144	72,585,220	—
SA VCP Index Allocation	29,868,754	2,076,161	66,531,991	21,408,062	14,359,781

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Portfolio's Long-term Gains/Capital Loss Carryover includes both Long-term Capital Capital Gains and Capital Loss Carryforward due to ownership change limitations.
    As of January 31, 2025, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Emerging Markets Equity Index*	$1,893,769	$6,255,296
SA Federated Hermes Corporate Bond*	8,957,148	30,427,873
SA Fixed Income Index*	132,048	3,469,472
SA Fixed Income Intermediate Index*	75,894	5,305,818
SA International Index*	1,724,447	5,719,698
SA Invesco Growth Opportunities*	14,778,385	—
SA JPMorgan Emerging Markets*	18,636,611	8,893,876
SA JPMorgan MFS Core Bond*	37,003,619	91,246,696
SA JPMorgan Ultra-Short Bond*	2,895,940	6,998,501
SA PIMCO Global Bond Opportunities*	523,425	34,955,229
SA PineBridge High-Yield Bond*	3,077,682	25,582,312
SA Schroders VCP Global Allocation*	—	3,880,963

*	The Portfolios had a change in ownership as defined in the Internal Revenue Code section 382 during the year ended January 31, 2025. Capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA AB Growth	$761,743,211	$(35,581,405)	$726,161,806	$1,117,437,650
SA AB Small & Mid Cap Value	56,210,688	(35,249,840)	20,960,848	454,840,405
SA BlackRock Multi-Factor 70/30	9,107,783	(1,210,375)	7,897,408	107,464,240
SA Emerging Markets Equity Index	31,428,034	(12,887,799)	18,540,235	85,499,713
SA Federated Hermes Corporate Bond	11,082,638	(98,427,587)	(87,344,949)	1,605,131,752
SA Fidelity Institutional AM® Global Equities	62,843,884	(7,003,310)	55,840,574	283,270,068
SA Fidelity Institutional AM® International Growth	62,194,248	(3,663,447)	58,530,801	204,851,660
SA Fidelity Institutional AM® Real Estate	29,079,947	(20,736,432)	8,343,515	237,400,653
SA Fixed Income Index	1,735,625	(16,394,107)	(14,658,482)	563,307,467
SA Fixed Income Intermediate Index	1,330,023	(5,557,787)	(4,227,764)	496,851,342
SA Franklin BW U.S. Large Cap Value	287,578,844	(18,200,719)	269,378,125	942,857,817
SA Franklin Small Company Value	37,476,374	(14,600,591)	22,875,783	260,175,058
SA Franklin Systematic U.S. Large Cap Core	55,873,269	(7,223,283)	48,649,986	262,798,084
SA Franklin Systematic U.S. Large Cap Value	75,987,547	(16,362,427)	59,625,120	506,397,042
SA Franklin Tactical Opportunities	21,279,950	(2,585,418)	18,694,532	90,560,691
SA Global Index Allocation 60/40	12,553,598	(2,345,793)	10,207,805	95,900,846
SA Global Index Allocation 75/25	15,574,961	(1,415,802)	14,159,159	93,494,933
SA Global Index Allocation 90/10	71,982,305	(2,843,956)	69,138,349	327,946,316
SA Goldman Sachs Multi-Asset Insights	5,823,539	(1,046,083)	4,777,456	45,480,804
SA Index Allocation 60/40	41,756,731	(5,886,246)	35,870,485	237,540,233
SA Index Allocation 80/20	114,287,283	(5,204,003)	109,083,280	419,907,458
SA Index Allocation 90/10	372,140,285	(8,880,466)	363,259,819	1,126,587,997
SA International Index	276,584,038	(46,412,198)	230,171,840	727,530,060
SA Invesco Growth Opportunities	53,723,452	(6,656,013)	47,067,439	229,997,632
SA Janus Focused Growth	236,404,751	(11,348,590)	225,056,161	298,430,300
SA JPMorgan Diversified Balanced	51,294,908	(16,362,989)	34,931,919	387,764,795
SA JPMorgan Emerging Markets	40,235,756	(9,816,660)	30,419,096	151,020,148
SA JPMorgan Equity-Income	220,452,068	(20,910,293)	199,541,775	629,076,747
SA JPMorgan Large Cap Core	119,964,213	(8,967,353)	110,996,860	474,469,062
SA JPMorgan MFS Core Bond	14,294,791	(110,990,693)	(96,695,902)	1,934,317,752
SA JPMorgan Mid-Cap Growth	146,645,943	(23,022,018)	123,623,925	590,335,763
SA JPMorgan Ultra-Short Bond	704,643	(182,831)	521,812	343,612,162
SA Large Cap Growth Index	238,905,652	(4,677,909)	234,227,743	505,776,653
SA Large Cap Index	2,066,261,740	(72,090,755)	1,994,170,985	1,403,631,849
SA Large Cap Value Index	83,690,844	(49,313,357)	34,377,487	618,246,362
SA MFS Large Cap Growth	304,009,142	(13,660,136)	290,349,006	568,466,396
SA MFS Massachusetts Investors Trust	194,959,236	(10,285,947)	184,673,289	458,800,602
SA MFS Total Return	71,958,533	(26,182,398)	45,776,135	440,327,556
SA Mid Cap Index	135,964,806	(34,078,242)	101,886,564	395,357,394
SA Morgan Stanley International Equities	58,450,256	(15,819,392)	42,630,864	293,883,373
SA PIMCO Global Bond Opportunities	14,193,360	(10,825,085)	3,368,275	441,316,855
SA PIMCO RAE International Value	56,318,520	(25,570,852)	30,747,668	393,875,772
SA PineBridge High-Yield Bond	4,794,547	(4,971,131)	(176,584)	258,786,487
SA Putnam International Value	91,410,271	(15,601,628)	75,808,643	248,906,249
SA Schroders VCP Global Allocation	64,412,910	(13,503,413)	50,909,497	360,100,711
SA Small Cap Index	75,690,347	(48,143,565)	27,546,782	266,063,054
SA T. Rowe Price Allocation Moderately Aggressive	177,037,285	(40,689,316)	136,347,969	636,475,213
SA T. Rowe Price VCP Balanced	246,990,341	(72,422,351)	174,567,990	1,211,737,428
SA VCP Dynamic Allocation	1,098,514,271	(309,533,562)	788,980,709	8,494,512,895
SA VCP Dynamic Strategy	481,285,215	(157,950,697)	323,334,518	4,591,696,014
SA VCP Index Allocation	92,979,637	(9,473,134)	83,506,503	476,785,277

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA AB Growth	AllianceBernstein L.P.	0.700% on the first $50 million 0.650% on the next $100 million 0.600% over $150 million	No fee waiver
SA AB Small & Mid Cap Value	AllianceBernstein L.P.	0.950% on first $250 million 0.900% over $250 million	0.880% on the first $250 million 0.830% over $250 million
SA BlackRock Multi-Factor 70/30	BlackRock Investment Management, LLC	0.650% on the first $250 million 0.600% over $250 million	0.400% on the first $250 million 0.350% over $250 million(1)
SA Emerging Markets Equity Index	BlackRock Investment Management, LLC(2)	0.450% on first $2 billion 0.400% over $2 billion	No fee waiver
SA Federated Hermes Corporate Bond	Federated Hermes Investment Management Company	0.700% on first $50 million 0.600% on next $100 million 0.550% on next $100 million 0.500% over $250 million	No fee waiver
SA Fidelity Institutional AM® Global Equities	FIAM, LLC(3)	0.900% on first $50 million 0.800% on next $100 million 0.700% on next $150 million 0.650% over $300 million	0.870% on first $50 million 0.770% on next $100 million 0.670% on next $150 million 0.620% over $300 million(4)
SA Fidelity Institutional AM® International Growth	FIAM, LLC	0.780% on first $100 million 0.760% on next $100 million 0.750% over $200 million	No fee waiver
SA Fidelity Institutional AM® Real Estate	FIAM, LLC	0.800% on first $100 million 0.750% on next $400 million 0.700% over $500 million	No fee waiver
SA Fixed Income Index	BlackRock Investment Management, LLC(2)	0.300% on first $2 billion 0.250% over $2 billion	Contractual Waiver(5)
SA Fixed Income Intermediate Index	BlackRock Investment Management, LLC(2)	0.300% on first $2 billion 0.250% over $2 billion	Contactual Waiver(5)
SA Franklin BW U.S. Large Cap Value	Brandywine Global Investment Management, LLC	0.800% first $100 million 0.750% on next $400 million 0.700% over $500 million	0.670%
SA Franklin Small Company Value	Franklin Advisers, Inc.	1.00% on first $200 million 0.920% on next $300 million 0.900% over $500 million	0.950% on the first $200 million 0.870% on the next $300 million 0.850% thereafter(6)
SA Franklin Systematic U.S. Large Cap Core	Franklin Advisers, Inc.	0.500% on first $100 million 0.480% on next $150 million 0.460% on next $250 million 0.440% on next $250 million 0.430% over $750 million	No fee waiver
SA Franklin Systematic U.S. Large Cap Value	Franklin Advisers, Inc.	0.600%	No fee waiver
SA Franklin Tactical Opportunities	Franklin Advisers, Inc.	0.700% on first $500 million 0.675% on next $500 million 0.650% on next $1 billion 0.625% over $2 billion	No fee waiver

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Global Index Allocation 60/40		0.100%	No fee waiver
SA Global Index Allocation 75/25		0.100%	No fee waiver
SA Global Index Allocation 90/10		0.100%	No fee waiver
SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, LP	0.700% on first $500 million 0.675% on next $500 million 0.665% thereafter	No fee waiver
SA Index Allocation 60/40		0.100%	No fee waiver
SA Index Allocation 80/20		0.100%	No fee waiver
SA Index Allocation 90/10		0.100%	No fee waiver
SA International Index	BlackRock Investment Management, LLC(2)	0.400% on first $2 billion 0.350% over $2 billion	No fee waiver
SA Invesco Growth Opportunities	Invesco Advisers, Inc.	0.750% on first $250 million 0.700% on next $250 million 0.650% over $500 million	No fee waiver
SA Janus Focused Growth	Janus Henderson Investors US LLC	0.850%	0.750%
SA JPMorgan Diversified Balanced	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	Contractual Waiver(7)
SA JPMorgan Emerging Markets	J.P. Morgan Investment Management, Inc.	1.150% on first $100 million 1.100% on next $100 million 1.050% over $200 million	1.000%
SA JPMorgan Equity-Income	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	No fee waiver
SA JPMorgan Large Cap Core	J.P. Morgan Investment Management, Inc.	0.800% on first $50 million 0.750% on next $200 million 0.700% over $250 million	0.730% on the first $50 million 0.680% on the next $200 million 0.630% over $250 million
SA JPMorgan MFS Core Bond	J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company	0.600%	0.500%
SA JPMorgan Mid-Cap Growth	J.P. Morgan Investment Management, Inc.	0.800% on first $100 million 0.750% over $100 million	0.770% on the first $100 million 0.720% on the next $400 million 0.700% over $500 million(8)
SA JPMorgan Ultra-Short Bond	J.P. Morgan Investment Management, Inc.	0.475% on first $100 million 0.450% on next $400 million 0.425% on next $500 million 0.400% over $1 billion	No fee waiver
SA Large Cap Growth Index	BlackRock Investment Management, LLC(2)	0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Large Cap Index	BlackRock Investment Management, LLC(2)	0.400% on first $2 billion 0.320% on next $1 billion 0.280% over $3 billion	0.260% on the first $2 billion 0.180% on the next $1 billion 0.140% over $3 billion

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Large Cap Value Index	BlackRock Investment Management, LLC(2)	0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA MFS Large Cap Growth	Massachusetts Financial Services Company	0.700% on first $250 million 0.650% on next $250 million 0.600% over $500 million	No fee waiver
SA MFS Massachusetts Investors Trust	Massachusetts Financial Services Company	0.700% on first $600 million 0.650% on next $900 million 0.600% over $1.5 billion	0.660% on the first $600 million 0.610% on the next $900 million 0.560% over $1.5 billion
SA MFS Total Return	Massachusetts Financial Services Company	0.700% on first $50 million 0.650% on next $450 million 0.625% for next $250 million 0.595% for next $250 million 0.575% over $1 billion	No fee waiver
SA Mid Cap Index	BlackRock Investment Management, LLC(2)	0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Morgan Stanley International Equities	Morgan Stanley Investment Management, Inc.	0.850% on first $250 million 0.800% on next $250 million 0.750% over $500 million	0.800% on the first $250 million 0.750% on the next $250 million 0.700% over $500 million
SA PIMCO Global Bond Opportunities	Pacific Investment Management Company, LLC	0.75% first $50 million 0.65% next $100 million 0.60% next $100 million 0.55% over $250 million	0.73% first $50 million 0.63% next $100 million 0.58% next $100 million 0.53% over $250 million
SA PIMCO RAE International Value	Pacific Investment Management Company, LLC	1.025% on first $50 million 0.865% on next $150 million 0.775% on next $300 million 0.750% over $500 million	0.765% on the first $250 million 0.740% over $250 million
SA PineBridge High-Yield Bond	PineBridge Investments, LLC	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $100 million 0.550% over $250 million	No fee waiver
SA Putnam International Value	Putnam Investment Management, LLC	1.000% on first $150 million 0.900% on next $150 million 0.800% over $300 million	0.900% on first $150 million 0.800% on next $150 million 0.700% over $300 million
SA Schroders VCP Global Allocation	Schroders Investment Management North America, Inc.	0.850% on first $250 million 0.830% on next $250 million 0.790% on next $1 billion 0.770% over $1.5 billion	No fee waiver
SA Small Cap Index	BlackRock Investment Management, LLC(2)	0.350% on first $2 billion 0.300% over $2 billion	0.310% on first $2 billion 0.260% over $2 billion
SA T. Rowe Price Allocation Moderately Aggressive	T. Rowe Price Associates, Inc.	0.700% on first $400 million 0.685% on next $500 million 0.660% on next $1 billion 0.635% thereafter	No fee waiver

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA T. Rowe Price VCP Balanced	T. Rowe Price Associates, Inc.	0.850% on first $200 million
0.820% reset at $200 million
0.820% on next $300 million
0.800% reset at $500 million
0.800% on next $500 million
0.770% reset at $1 billion
0.750% on next $1 billion
0.750% reset at $2 billion
		0.750% over $2 billion	No fee waiver
SA VCP Dynamic Allocation	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% on next $5 billion 0.190% over $8 billion(9)
SA VCP Dynamic Strategy	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	Voluntary Waiver(9)
SA VCP Index Allocation	T. Rowe Price Associates, Inc.	0.200% on first $500 million 0.175% thereafter	No fee waiver

(1)	The Advisor has also contractually agreed to waive an additional portion of its management fee in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.
(2)	Effective April 28, 2025, BlackRock Investment Management, LLC assumed responsibility as subadviser for SA Emerging Markets Equity Index Portfolio, SA Fixed Income Index Portfolio, SA Fixed Income Intermediate Index Portfolio, SA International Index Portfolio, SA Large Cap Growth Index Portfolio, SA Large Cap Index Portfolio, SA Large Cap Value Index Portfolio, SA Mid Cap Index Portfolio and SA Small Cap Index Portfolio.
(3)	On July 28, 2025, FIAM, LLC was appointed as subadviser replacing J.P. Morgan Investment Management, Inc.
(4)	The information presented represents the advisory fees after waivers that became effective on July 28, 2025. Prior to that date, the portfolio had no fee waivers.
(5)	Effective April 30, 2025, The Adviser contractually agrees to waive its Advisory Fee in an amount equal to the BlackRock iShares Waiver in order to pass the benefit of such waiver onto the Portfolio in connection with its investments in the iShares Funds (iShares), and this waiver will continue so long as the Portfolio invests in such iShares.
(6)	The Advisor has also voluntarily agreed to waive its advisory fee with the respect to SA Franklin Small Company Value Portfolio, after taking into account the contractual advisory fee waiver above, so that its advisory fee payable by the Portfolio is equal to 0.90% of the Portfolio’s average daily net assets on the first $200 million, 0.82% of the Portfolio’s average daily net assets on the next $300 million, and 0.80% of the Portfolio’s average daily net assets thereafter.
(7)	The Advisor has contractually agreed, until further notice, to waive a portion of its Advisory fee in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(8)	The information presented represents the advisory fees after waivers that became effective on March 1, 2025. Prior to that date, SA JPMorgan Mid-Cap Growth Portfolio contractually waived fees so that its advisory fee payable was equal to 0.79% of the Portfolio’s average daily net assets on the first $100 million and 0.750% of the Portfolio’s average daily net assets on the next $400 million, and 0.73% on the Portfolio’s average daily net assets thereafter.
(9)	The Advisor has also voluntarily agreed, until further notice, to waive an additional portion of its advisory fee, in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
    For the six months ended July 31, 2025, advisory fees waived were as follows:
Portfolio	Amount
SA AB Small & Mid Cap Value	$160,644
SA BlackRock Multi-Factor 70/30	227,481
SA Fidelity Institutional AM® Global Equities	1,124
SA Fixed Income Index	14,330
SA Fixed Income Intermediate Index	16,286
SA Franklin BW U.S. Large Cap Value	324,177
SA Franklin Small Company Value	135,893
SA Janus Focused Growth	227,436
SA JPMorgan Diversified Balanced	39,801
SA JPMorgan Emerging Markets	118,339
SA JPMorgan Large Cap Core	187,543
SA JPMorgan MFS Core Bond	875,679
SA JPMorgan Mid-Cap Growth	99,757
SA Large Cap Index	2,222,530

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Amount
SA MFS Massachusetts Investors Trust	$125,962
SA Morgan Stanley International Equities	83,340
SA PIMCO Global Bond Opportunities	27,443
SA PIMCO RAE International Value	172,862
SA Putnam International Value	153,976
SA Small Cap Index	56,364
SA VCP Dynamic Allocation	315,277
SA VCP Dynamic Strategy	145,225
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2026, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended July 31, 2025, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	N/A	0.76%
SA Emerging Markets Equity Index	0.58%	N/A	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	N/A	1.13%
SA Fixed Income Index	0.34%	N/A	0.59%
SA Fixed Income Intermediate Index	0.34%	N/A	0.59%
SA Franklin Systematic U.S. Large Cap Core	0.70%	N/A	0.95%
SA Franklin Tactical Opportunities	0.81%	N/A	1.06%
SA Global Index Allocation 60/40	0.18%	N/A	0.43%
SA Global Index Allocation 75/25	0.18%	N/A	0.43%
SA Global Index Allocation 90/10	0.18%	N/A	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	N/A	1.06%
SA Index Allocation 60/40	0.18%	N/A	0.43%
SA Index Allocation 80/20	0.18%	N/A	0.43%
SA Index Allocation 90/10	0.18%	N/A	0.43%
SA International Index	0.52%	N/A	0.77%
SA JPMorgan Diversified Balanced	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth	0.79%	0.94%	1.04%
SA Large Cap Growth Index	0.35%	N/A	0.60%
SA Large Cap Value Index	0.35%	N/A	0.60%
SA Mid Cap Index	0.40%	N/A	0.65%
SA Schroders VCP Global Allocation	0.90%	N/A	1.15%
SA Small Cap Index	0.41%	N/A	0.66%
SA T. Rowe Price Allocation Moderately Aggressive	0.81%	N/A	1.06%
SA T. Rowe Price VCP Balanced	0.90%	N/A	1.15%
SA VCP Index Allocation	0.28%	N/A	0.53%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the six months ended July 31, 2025, expenses reimbursed were as follows:
Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$4,918
SA Emerging Markets Equity Index	183,242
SA Fidelity Institutional AM® International Growth	8,485
SA Fixed Income Index	162,753
SA Fixed Income Intermediate Index	157,727
SA Franklin Tactical Opportunities	75,826
SA Global Index Allocation 60/40	6,394
SA Global Index Allocation 75/25	5,180
SA Goldman Sachs Multi-Asset Insights	80,700
SA Large Cap Growth Index	18,295
SA Large Cap Value Index	17,946
SA Schroders VCP Global Allocation	52,632
SA Small Cap Index	7,332

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At July 31, 2025, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2025	January 31, 2026	January 31, 2027	July 31, 2027
SA BlackRock Multi-Factor 70/30	$—	$14,524	$13,452	$4,918
SA Emerging Markets Equity Index	—	149,580	235,592	183,242
SA Fidelity Institutional AM® International Growth	86	—	8,250	8,485
SA Fixed Income Index	2,710	55,629	95,927	162,753
SA Fixed Income Intermediate Index	3,799	53,226	107,627	157,727
SA Franklin Tactical Opportunities	—	100,712	173,216	75,826
SA Global Index Allocation 60/40	—	7,714	10,775	6,394
SA Global Index Allocation 75/25	—	7,063	9,542	5,180
SA Goldman Sachs Multi-Asset Insights	—	107,859	166,319	80,700
SA JPMorgan Mid-Cap Growth	—	—	2,048	—
SA Large Cap Growth Index	2,710	33,631	50,689	18,295
SA Large Cap Value Index	430	35,794	61,865	17,946
SA Schroders VCP Global Allocation	—	37,317	60,173	52,632
SA Small Cap Index	5,520	15,395	7,776	7,332
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement.  Accordingly, for the six months ended July 31, 2025, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.  Effective October 1, 2025, the Master Transfer Agency Agreement with VRSCO and the Trust, and certain other mutual funds advised by SAAMCo will be updated and the Trust and certain other mutual funds advised by SAAMCo will pay VRSCO, on an annual basis, a fee in the aggregate amount of $1,000,000 for transfer agency services provided pursuant to the agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended July 31, 2025, service fees were paid (see Statement of Operations) based on the aforementioned rates.
    On May 5, 2025, the SA Small Cap Index Portfolio engaged in a short sale by selling 1,056 shares of Immatics NV, causing the Portfolio to engage in an unpermitted short sale transaction. The error was corrected on May 13, 2025, when the Portfolio repurchased shares of Immatics NV, resulting in a gain of $289.42.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended July 31, 2025 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA AB Growth	$239,855,330	$308,524,791	$—	$—
SA AB Small & Mid Cap Value	201,402,475	206,121,790	—	—
SA BlackRock Multi-Factor 70/30	66,550,081	63,569,551	—	—
SA Emerging Markets Equity Index	16,361,051	11,755,710	—	—
SA Federated Hermes Corporate Bond	207,358,949	121,205,055	30,926,953	40,339,844
SA Fidelity Institutional AM® Global Equities	265,797,846	281,436,939	—	—
SA Fidelity Institutional AM® International Growth	158,872,698	157,512,133	—	—
SA Fidelity Institutional AM® Real Estate	51,685,200	49,689,900	—	—
SA Fixed Income Index	213,696,774	199,729,521	146,465,796	153,402,006
SA Fixed Income Intermediate Index	196,660,181	179,618,725	152,197,285	153,873,460
SA Franklin BW U.S. Large Cap Value	473,351,679	497,550,065	—	—
SA Franklin Small Company Value	77,034,878	77,217,349	—	—
SA Franklin Systematic U.S. Large Cap Core	181,725,987	115,204,489	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Franklin Systematic U.S. Large Cap Value	$286,102,160	$225,926,486	$—	$—
SA Franklin Tactical Opportunities	28,195,388	29,912,746	22,321,295	22,340,037
SA Global Index Allocation 60/40	7,394,080	10,073,211	—	—
SA Global Index Allocation 75/25	6,125,083	10,288,637	—	—
SA Global Index Allocation 90/10	20,975,563	36,277,493	—	—
SA Goldman Sachs Multi-Asset Insights	28,700,698	30,836,903	—	—
SA Index Allocation 60/40	10,381,258	24,099,771	—	—
SA Index Allocation 80/20	11,661,347	39,138,681	—	—
SA Index Allocation 90/10	35,276,154	110,515,580	—	—
SA International Index	198,422,768	98,080,034	—	—
SA Invesco Growth Opportunities	154,125,690	154,810,833	—	—
SA Janus Focused Growth	123,439,071	103,258,841	—	—
SA JPMorgan Diversified Balanced	117,922,819	143,994,132	10,789,669	15,051,712
SA JPMorgan Emerging Markets	71,644,397	90,989,756	—	—
SA JPMorgan Equity-Income	104,641,807	184,762,906	—	—
SA JPMorgan Large Cap Core	140,025,816	133,146,990	—	—
SA JPMorgan MFS Core Bond	168,018,095	149,392,487	207,568,577	143,225,616
SA JPMorgan Mid-Cap Growth	296,225,558	312,888,331	—	—
SA JPMorgan Ultra-Short Bond	185,094,322	156,475,789	6,709,945	19,425,371
SA Large Cap Growth Index	82,356,095	93,200,184	—	—
SA Large Cap Index	238,416,492	321,227,781	—	—
SA Large Cap Value Index	84,767,227	58,506,643	—	—
SA MFS Large Cap Growth	262,304,629	305,219,374	—	—
SA MFS Massachusetts Investors Trust	119,674,412	226,020,140	—	—
SA MFS Total Return	44,250,329	64,158,176	24,462,745	22,250,676
SA Mid Cap Index	70,768,168	45,904,716	—	—
SA Morgan Stanley International Equities	98,063,431	106,482,610	—	—
SA PIMCO Global Bond Opportunities	88,209,999	80,291,131	658,699,079	665,870,776
SA PIMCO RAE International Value	109,430,025	149,358,644	—	—
SA PineBridge High-Yield Bond	60,674,281	56,579,115	—	—
SA Putnam International Value	48,305,662	52,301,948	—	—
SA Schroders VCP Global Allocation	88,077,843	128,370,913	2,394,465	—
SA Small Cap Index	59,547,494	61,857,471	—	—
SA T. Rowe Price Allocation Moderately Aggressive	103,641,485	1,471,081,770	15,633,220	8,536,591
SA T. Rowe Price VCP Balanced	186,421,699	318,424,805	65,914,063	74,344,429
SA VCP Dynamic Allocation	1,325,509,248	737,834,141	380,798,878	298,592,198
SA VCP Dynamic Strategy	110,700,000	464,997,877	108,769,145	181,786,881
SA VCP Index Allocation	15,321,673	31,533,725	10,895,766	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA AB Growth Portfolio				SA AB Small & Mid Cap Value Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,172,919	$67,304,031	258,886	$16,267,881	357,152	$4,219,060	75,704	$973,844
Reinvested dividends	—	—	1,653,526	104,172,167	—	—	506,319	6,997,334
Shares redeemed	(1,364,643)	(84,230,078)	(4,204,576)	(265,362,065)	(695,011)	(8,749,576)	(2,080,687)	(28,212,129)
Total	(191,724)	$(16,926,047)	(2,292,164)	$(144,922,017)	(337,859)	$(4,530,516)	(1,498,664)	$(20,240,951)
Class 2
Shares sold	3,802	$215,111	8,562	$534,606	8,687	$109,736	15,287	$202,843
Reinvested dividends	—	—	137,163	8,405,337	—	—	42,415	586,174
Shares redeemed	(159,586)	(9,516,135)	(243,696)	(15,016,141)	(62,981)	(773,670)	(105,509)	(1,420,057)
Total	(155,784)	$(9,301,024)	(97,971)	$(6,076,198)	(54,294)	$(663,934)	(47,807)	$(631,040)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA AB Growth Portfolio				SA AB Small & Mid Cap Value Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	403,036	$21,953,027	450,132	$27,364,696	1,730,564	$21,370,989	1,290,877	$16,689,630
Reinvested dividends	—	—	1,213,202	71,906,488	—	—	1,986,473	26,956,443
Shares redeemed	(1,006,832)	(59,743,252)	(1,528,338)	(91,041,893)	(1,905,989)	(23,517,353)	(4,179,312)	(55,238,638)
Total	(603,796)	$(37,790,225)	134,996	$8,229,291	(175,425)	$(2,146,364)	(901,962)	$(11,592,565)
Net increase (decrease)	(951,304)	$(64,017,296)	(2,255,139)	$(142,768,924)	(567,578)	$(7,340,814)	(2,448,433)	$(32,464,556)
	SA BlackRock Multi-Factor 70/30 Portfolio				SA Emerging Markets Equity Index Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	125	$2,347	80	$1,372	349,083	$5,181,320	315,140	$4,390,741
Reinvested dividends	—	—	—	—	—	—	101,629	1,542,734
Shares redeemed	(264)	(4,718)	(3,413)	(57,051)	(338,585)	(5,176,492)	(733,823)	(10,646,783)
Total	(139)	$(2,371)	(3,333)	$(55,679)	10,498	$4,828	(317,054)	$(4,713,308)
Class 3
Shares sold	395,852	$7,100,408	559,208	$9,570,146	50,744	$781,367	225,165	$3,187,139
Reinvested dividends	—	—	—	—	—	—	24,262	365,631
Shares redeemed	(300,394)	(5,451,676)	(655,925)	(11,285,179)	(206,573)	(3,115,537)	(171,426)	(2,506,099)
Total	95,458	$1,648,732	(96,717)	$(1,715,033)	(155,829)	$(2,334,170)	78,001	$1,046,671
Net increase (decrease)	95,319	$1,646,361	(100,050)	$(1,770,712)	(145,331)	$(2,329,342)	(239,053)	$(3,666,637)
	SA Federated Hermes Corporate Bond Portfolio				SA Fidelity Institutional AM® Global Equities Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,795,927	$44,417,890	7,400,313	$85,114,632	872,273	$18,168,432	35,525	$770,170
Reinvested dividends	—	—	1,217,972	14,055,400	—	—	950,969	20,759,657
Shares redeemed	(2,978,291)	(34,807,196)	(6,644,593)	(77,359,418)	(789,711)	(17,269,466)	(2,845,347)	(62,102,546)
Total	817,636	$9,610,694	1,973,692	$21,810,614	82,562	$898,966	(1,858,853)	$(40,572,719)
Class 2
Shares sold	87,216	$1,014,821	40,713	$472,552	877	$20,269	2,221	$47,692
Reinvested dividends	—	—	27,418	316,946	—	—	10,182	221,769
Shares redeemed	(72,708)	(851,293)	(116,366)	(1,354,559)	(10,992)	(239,466)	(17,618)	(380,048)
Total	14,508	$163,528	(48,235)	$(565,061)	(10,115)	$(219,197)	(5,215)	$(110,587)
Class 3
Shares sold	5,768,670	$67,857,363	11,399,756	$130,342,228	103,255	$2,207,249	202,772	$4,339,329
Reinvested dividends	—	—	2,842,436	32,517,464	—	—	216,862	4,660,373
Shares redeemed	(7,227,773)	(83,633,114)	(6,137,910)	(70,726,539)	(255,626)	(5,522,684)	(440,942)	(9,334,548)
Total	(1,459,103)	$(15,775,751)	8,104,282	$92,133,153	(152,371)	$(3,315,435)	(21,308)	$(334,846)
Net increase (decrease)	(626,959)	$(6,001,529)	10,029,739	$113,378,706	(79,924)	$(2,635,666)	(1,885,376)	$(41,018,152)
	SA Fidelity Institutional AM® International Growth Portfolio				SA Fidelity Institutional AM® Real Estate Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,335,979	$25,887,117	1,265,801	$23,633,814	947,338	$11,824,241	457,319	$6,174,169
Reinvested dividends	—	—	200,460	3,820,763	—	—	197,797	2,614,882
Shares redeemed	(1,133,728)	(22,855,933)	(3,865,153)	(72,543,079)	(778,307)	(9,918,505)	(1,711,071)	(21,500,943)
Total	202,251	$3,031,184	(2,398,892)	$(45,088,502)	169,031	$1,905,736	(1,055,955)	$(12,711,892)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Fidelity Institutional AM® International Growth Portfolio				SA Fidelity Institutional AM® Real Estate Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 2
Shares sold					4,325	$55,427	6,394	$78,901
Reinvested dividends					—	—	4,717	62,270
Shares redeemed					(13,184)	(170,501)	(49,261)	(625,150)
Total					(8,859)	$(115,074)	(38,150)	$(483,979)
Class 3
Shares sold	81,746	$1,669,543	136,448	$2,497,721	760,996	$9,466,966	1,152,860	$13,973,510
Reinvested dividends	—	—	12,902	243,978	—	—	210,472	2,748,766
Shares redeemed	(115,287)	(2,303,229)	(127,035)	(2,339,655)	(987,266)	(12,456,695)	(2,714,662)	(34,184,530)
Total	(33,541)	$(633,686)	22,315	$402,044	(226,270)	$(2,989,729)	(1,351,330)	$(17,462,254)
Net increase (decrease)	168,710	$2,397,498	(2,376,577)	$(44,686,458)	(66,098)	$(1,199,067)	(2,445,435)	$(30,658,125)
	SA Fixed Income Index Portfolio				SA Fixed Income Intermediate Index Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	4,320,388	$41,366,919	6,201,749	$59,405,815	3,644,397	$37,178,161	3,749,561	$37,336,031
Reinvested dividends	—	—	1,380,598	12,963,811	—	—	1,169,112	11,585,896
Shares redeemed	(4,177,698)	(39,814,170)	(7,868,051)	(74,787,906)	(3,088,180)	(31,283,795)	(8,114,897)	(81,376,011)
Total	142,690	$1,552,749	(285,704)	$(2,418,280)	556,217	$5,894,366	(3,196,224)	$(32,454,084)
Class 3
Shares sold	1,049,001	$9,994,015	2,030,031	$19,050,761	889,190	$9,004,978	939,991	$9,317,890
Reinvested dividends	—	—	246,279	2,300,249	—	—	132,232	1,303,807
Shares redeemed	(1,048,886)	(9,923,840)	(2,187,753)	(20,664,248)	(680,469)	(6,838,987)	(779,169)	(7,732,106)
Total	115	$70,175	88,557	$686,762	208,721	$2,165,991	293,054	$2,889,591
Net increase (decrease)	142,805	$1,622,924	(197,147)	$(1,731,518)	764,938	$8,060,357	(2,903,170)	$(29,564,493)
	SA Franklin BW U.S. Large Cap Value Portfolio				SA Franklin Small Company Value Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,245,065	$46,457,836	137,279	$2,798,145	824,593	$12,561,341	465,820	$8,128,052
Reinvested dividends	—	—	1,078,602	23,384,101	—	—	204,436	3,726,864
Shares redeemed	(2,729,068)	(58,238,551)	(7,710,781)	(157,039,113)	(877,123)	(13,805,478)	(1,504,242)	(25,100,828)
Total	(484,003)	$(11,780,715)	(6,494,900)	$(130,856,867)	(52,530)	$(1,244,137)	(833,986)	$(13,245,912)
Class 2
Shares sold	58,587	$1,240,764	19,659	$386,811
Reinvested dividends	—	—	54,368	1,180,324
Shares redeemed	(130,583)	(2,774,609)	(332,823)	(6,783,366)
Total	(71,996)	$(1,533,845)	(258,796)	$(5,216,231)
Class 3
Shares sold	619,894	$13,366,709	433,838	$8,604,911	725,612	$11,473,881	614,910	$9,888,750
Reinvested dividends	—	—	584,075	12,551,776	—	—	351,978	6,300,399
Shares redeemed	(1,679,926)	(35,581,807)	(4,180,079)	(84,590,801)	(823,779)	(13,089,042)	(1,843,159)	(30,426,620)
Total	(1,060,032)	$(22,215,098)	(3,162,166)	$(63,434,114)	(98,167)	$(1,615,161)	(876,271)	$(14,237,471)
Net increase (decrease)	(1,616,031)	$(35,529,658)	(9,915,862)	$(199,507,212)	(150,697)	$(2,859,298)	(1,710,257)	$(27,483,383)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Franklin Systematic U.S. Large Cap Core Portfolio				SA Franklin Systematic U.S. Large Cap Value Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,877,476	$86,493,013	3,149,530	$68,294,921	6,865,294	$89,991,711	11,483,360	$146,219,287
Reinvested dividends	—	—	263,777	6,037,864	—	—	236,681	3,244,898
Shares redeemed	(998,395)	(22,520,877)	(1,457,777)	(31,786,536)	(1,997,079)	(26,255,571)	(4,184,837)	(53,054,960)
Total	2,879,081	$63,972,136	1,955,530	$42,546,249	4,868,215	$63,736,140	7,535,204	$96,409,225
Class 2
Shares sold					6,540	$80,430	45,264	$533,140
Reinvested dividends					—	—	4,069	55,666
Shares redeemed					(17,888)	(232,769)	(97,502)	(1,233,019)
Total					(11,348)	$(152,339)	(48,169)	$(644,213)
Class 3
Shares sold	206,229	$4,533,844	312,662	$6,683,619	870,974	$11,355,996	879,722	$10,936,077
Reinvested dividends	—	—	25,159	571,110	—	—	172,297	2,313,949
Shares redeemed	(141,278)	(3,177,383)	(133,221)	(2,773,363)	(1,584,147)	(20,392,470)	(3,415,218)	(42,206,190)
Total	64,951	$1,356,461	204,600	$4,481,366	(713,173)	$(9,036,474)	(2,363,199)	$(28,956,164)
Net increase (decrease)	2,944,032	$65,328,597	2,160,130	$47,027,615	4,143,694	$54,547,327	5,123,836	$66,808,848
	SA Franklin Tactical Opportunities Portfolio				SA Global Index Allocation 60/40 Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	133	$1,889	714	$9,074	—	$2	5,514	$100,929
Reinvested dividends	—	—	61	819	—	—	191	3,468
Shares redeemed	(1,728)	(23,064)	(367)	(4,778)	—	(2)	(3,157)	(57,867)
Total	(1,595)	$(21,175)	408	$5,115	—	$—	2,548	$46,530
Class 3
Shares sold	163,867	$2,216,558	456,122	$5,834,799	229,884	$4,251,557	481,178	$8,562,025
Reinvested dividends	—	—	32,941	441,404	—	—	253,818	4,614,197
Shares redeemed	(467,524)	(6,319,871)	(734,490)	(9,414,411)	(370,900)	(6,699,414)	(577,878)	(10,352,774)
Total	(303,657)	$(4,103,313)	(245,427)	$(3,138,208)	(141,016)	$(2,447,857)	157,118	$2,823,448
Net increase (decrease)	(305,252)	$(4,124,488)	(245,019)	$(3,133,093)	(141,016)	$(2,447,857)	159,666	$2,869,978
	SA Global Index Allocation 75/25 Portfolio				SA Global Index Allocation 90/10 Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	583	$10,955	—	$—	471	$9,371
Reinvested dividends	—	—	764	14,788	—	—	8,463	173,743
Shares redeemed	(537)	(10,471)	(490)	(9,406)	(13,780)	(280,720)	(19,364)	(397,001)
Total	(537)	$(10,471)	857	$16,337	(13,780)	$(280,720)	(10,430)	$(213,887)
Class 3
Shares sold	153,521	$3,038,476	373,634	$7,047,003	467,989	$9,806,069	1,278,426	$25,476,197
Reinvested dividends	—	—	178,731	3,456,663	—	—	683,270	13,952,373
Shares redeemed	(356,420)	(6,956,516)	(578,547)	(11,056,712)	(1,183,718)	(24,101,788)	(2,082,852)	(42,027,709)
Total	(202,899)	$(3,918,040)	(26,182)	$(553,046)	(715,729)	$(14,295,719)	(121,156)	$(2,599,139)
Net increase (decrease)	(203,436)	$(3,928,511)	(25,325)	$(536,709)	(729,509)	$(14,576,439)	(131,586)	$(2,813,026)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Goldman Sachs Multi-Asset Insights Portfolio				SA Index Allocation 60/40 Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	7	$77	15	$210	1	$14
Reinvested dividends	—	—	1,389	15,863	—	—	1,237	17,450
Shares redeemed	(36)	(413)	(67)	(772)	(2,150)	(30,146)	(222)	(3,087)
Total	(36)	$(413)	1,329	$15,168	(2,135)	$(29,936)	1,016	$14,377
Class 3
Shares sold	101,350	$1,154,061	327,801	$3,724,797	446,247	$6,182,955	802,925	$11,068,463
Reinvested dividends	—	—	388,863	4,419,282	—	—	813,529	11,454,494
Shares redeemed	(364,005)	(4,146,187)	(439,318)	(5,063,381)	(1,370,425)	(19,336,633)	(2,027,156)	(28,095,948)
Total	(262,655)	$(2,992,126)	277,346	$3,080,698	(924,178)	$(13,153,678)	(410,702)	$(5,572,991)
Net increase (decrease)	(262,691)	$(2,992,539)	278,675	$3,095,866	(926,313)	$(13,183,614)	(409,686)	$(5,558,614)
	SA Index Allocation 80/20 Portfolio				SA Index Allocation 90/10 Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	564	$8,732	501	$7,908	1,468	$26,003	28,808	$463,988
Reinvested dividends	—	—	8,572	138,522	—	—	23,521	403,863
Shares redeemed	(26,425)	(399,853)	(43,848)	(673,697)	(144,479)	(2,408,131)	(101,198)	(1,754,127)
Total	(25,861)	$(391,121)	(34,775)	$(527,267)	(143,011)	$(2,382,128)	(48,869)	$(886,276)
Class 3
Shares sold	558,900	$8,851,210	1,118,198	$17,357,757	1,123,178	$19,071,900	2,560,498	$42,459,931
Reinvested dividends	—	—	1,413,685	22,746,198	—	—	3,670,056	62,794,653
Shares redeemed	(2,184,660)	(34,972,390)	(3,959,092)	(62,289,576)	(5,271,479)	(89,343,518)	(8,270,691)	(137,592,936)
Total	(1,625,760)	$(26,121,180)	(1,427,209)	$(22,185,621)	(4,148,301)	$(70,271,618)	(2,040,137)	$(32,338,352)
Net increase (decrease)	(1,651,621)	$(26,512,301)	(1,461,984)	$(22,712,888)	(4,291,312)	$(72,653,746)	(2,089,006)	$(33,224,628)
	SA International Index Portfolio				SA Invesco Growth Opportunities Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	6,707,869	$95,086,492	11,100,539	$151,004,583	2,852,146	$17,890,081	1,218,462	$8,596,180
Reinvested dividends	—	—	1,512,096	20,307,451	—	—	—	—
Shares redeemed	(4,123,667)	(59,444,015)	(9,562,882)	(128,526,260)	(2,990,417)	(19,385,267)	(4,638,138)	(32,603,431)
Total	2,584,202	$35,642,477	3,049,753	$42,785,774	(138,271)	$(1,495,186)	(3,419,676)	$(24,007,251)
Class 2
Shares sold					14,908	$93,611	7,946	$50,017
Shares redeemed					(59,595)	(342,789)	(84,945)	(530,708)
Total					(44,687)	$(249,178)	(76,999)	$(480,691)
Class 3
Shares sold	169,364	$2,435,785	477,421	$6,242,423	2,147,682	$11,555,001	824,018	$4,705,097
Reinvested dividends	—	—	55,608	740,693	—	—	—	—
Shares redeemed	(292,008)	(4,101,149)	(246,389)	(3,277,674)	(1,774,023)	(10,126,761)	(4,437,880)	(25,962,444)
Total	(122,644)	$(1,665,364)	286,640	$3,705,442	373,659	$1,428,240	(3,613,862)	$(21,257,347)
Net increase (decrease)	2,461,558	$33,977,113	3,336,393	$46,491,216	190,701	$(316,124)	(7,110,537)	$(45,745,289)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Janus Focused Growth Portfolio				SA JPMorgan Diversified Balanced Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,017,095	$58,914,963	1,009,012	$20,017,589	140,508	$2,781,777	91,926	$1,724,602
Reinvested dividends	—	—	533,272	11,284,035	—	—	111,076	2,182,640
Shares redeemed	(1,228,564)	(25,278,161)	(4,633,723)	(91,068,543)	(471,023)	(9,184,903)	(1,084,900)	(20,615,846)
Total	1,788,531	$33,636,802	(3,091,439)	$(59,766,919)	(330,515)	$(6,403,126)	(881,898)	$(16,708,604)
Class 2
Shares sold	221	$3,943	—	$—	45,499	$881,950	37,430	$724,566
Reinvested dividends	—	—	20,709	415,419	—	—	14,735	288,366
Shares redeemed	(47,269)	(911,342)	(78,457)	(1,491,211)	(133,875)	(2,571,499)	(161,151)	(3,042,448)
Total	(47,048)	$(907,399)	(57,748)	$(1,075,792)	(88,376)	$(1,689,549)	(108,986)	$(2,029,516)
Class 3
Shares sold	527,179	$9,287,118	311,645	$5,589,698	162,679	$3,170,039	515,427	$9,655,810
Reinvested dividends	—	—	465,059	8,966,337	—	—	236,603	4,594,828
Shares redeemed	(1,060,820)	(20,701,973)	(1,833,850)	(33,108,580)	(1,186,184)	(22,790,956)	(2,093,263)	(39,328,656)
Total	(533,641)	$(11,414,855)	(1,057,146)	$(18,552,545)	(1,023,505)	$(19,620,917)	(1,341,233)	$(25,078,018)
Net increase (decrease)	1,207,842	$21,314,548	(4,206,333)	$(79,395,256)	(1,442,396)	$(27,713,592)	(2,332,117)	$(43,816,138)
	SA JPMorgan Emerging Markets Portfolio				SA JPMorgan Equity-Income Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	927,581	$7,715,692	147,340	$1,180,736	956,008	$30,852,588	67,526	$2,318,023
Reinvested dividends	—	—	238,060	1,978,277	—	—	1,427,628	48,967,631
Shares redeemed	(881,971)	(7,620,288)	(1,986,453)	(15,952,897)	(2,581,969)	(88,052,984)	(6,163,688)	(216,048,502)
Total	45,610	$95,404	(1,601,053)	$(12,793,884)	(1,625,961)	$(57,200,396)	(4,668,534)	$(164,762,848)
Class 2
Shares sold	896	$7,604	6,426	$50,359	12,611	$418,842	15,071	$527,841
Reinvested dividends	—	—	7,194	59,564	—	—	26,899	921,292
Shares redeemed	(13,287)	(115,563)	(50,627)	(401,721)	(49,916)	(1,656,135)	(32,866)	(1,113,231)
Total	(12,391)	$(107,959)	(37,007)	$(291,798)	(37,305)	$(1,237,293)	9,104	$335,902
Class 3
Shares sold	127,630	$1,121,986	990,050	$7,735,019	407,130	$13,789,448	573,605	$19,063,854
Reinvested dividends	—	—	388,200	3,179,358	—	—	949,063	32,163,729
Shares redeemed	(2,012,789)	(17,149,524)	(2,739,722)	(21,792,095)	(901,657)	(29,879,710)	(1,352,258)	(46,021,796)
Total	(1,885,159)	$(16,027,538)	(1,361,472)	$(10,877,718)	(494,527)	$(16,090,262)	170,410	$5,205,787
Net increase (decrease)	(1,851,940)	$(16,040,093)	(2,999,532)	$(23,963,400)	(2,157,793)	$(74,527,951)	(4,489,020)	$(159,221,159)
	SA JPMorgan Large Cap Core Portfolio				SA JPMorgan MFS Core Bond Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,323,879	$51,616,810	5,269,404	$126,591,310	16,455,175	$135,811,447	22,486,371	$181,725,310
Reinvested dividends	—	—	1,847,823	44,255,362	—	—	4,250,778	34,261,273
Shares redeemed	(1,630,787)	(37,526,920)	(4,266,581)	(101,161,364)	(9,499,055)	(77,897,100)	(21,174,484)	(173,067,795)
Total	693,092	$14,089,890	2,850,646	$69,685,308	6,956,120	$57,914,347	5,562,665	$42,918,788
Class 2
Shares sold	1,169	$25,856	—	$—	50,237	$411,802	75,292	$624,247
Reinvested dividends	—	—	15,917	381,520	—	—	23,675	190,347
Shares redeemed	(7,417)	(169,839)	(18,244)	(423,709)	(48,692)	(399,375)	(118,527)	(962,048)
Total	(6,248)	$(143,983)	(2,327)	$(42,189)	1,545	$12,427	(19,560)	$(147,454)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA JPMorgan Large Cap Core Portfolio				SA JPMorgan MFS Core Bond Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	297,564	$6,608,817	315,696	$7,493,972	5,109,595	$41,991,990	9,529,866	$76,420,724
Reinvested dividends	—	—	561,833	13,337,919	—	—	3,641,600	29,023,551
Shares redeemed	(456,869)	(10,396,447)	(934,004)	(21,823,038)	(8,931,283)	(72,442,189)	(12,217,037)	(98,529,465)
Total	(159,305)	$(3,787,630)	(56,475)	$(991,147)	(3,821,688)	$(30,450,199)	954,429	$6,914,810
Net increase (decrease)	527,539	$10,158,277	2,791,844	$68,651,972	3,135,977	$27,476,575	6,497,534	$49,686,144
	SA JPMorgan Mid-Cap Growth Portfolio				SA JPMorgan Ultra-Short Bond Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,239,794	$21,965,374	346,532	$6,288,721	1,392,027	$15,219,847	1,419,254	$15,547,300
Reinvested dividends	—	—	—	—	—	—	399,218	4,267,637
Shares redeemed	(982,318)	(18,863,110)	(2,806,782)	(52,353,784)	(1,015,910)	(11,102,435)	(3,129,459)	(33,987,320)
Total	257,476	$3,102,264	(2,460,250)	$(46,065,063)	376,117	$4,117,412	(1,310,987)	$(14,172,383)
Class 2
Shares sold	8,757	$161,971	6,233	$103,871	27,555	$296,984	156,860	$1,671,301
Reinvested dividends	—	—	—	—	—	—	34,508	363,374
Shares redeemed	(65,934)	(1,165,529)	(154,674)	(2,638,750)	(64,315)	(690,958)	(212,600)	(2,273,414)
Total	(57,177)	$(1,003,558)	(148,441)	$(2,534,879)	(36,760)	$(393,974)	(21,232)	$(238,739)
Class 3
Shares sold	1,098,026	$16,992,199	1,855,131	$29,437,588	2,237,172	$23,790,560	2,927,426	$30,829,014
Reinvested dividends	—	—	—	—	—	—	778,173	8,100,782
Shares redeemed	(2,140,092)	(36,985,007)	(2,742,832)	(44,561,467)	(2,424,227)	(25,732,154)	(4,722,275)	(49,790,006)
Total	(1,042,066)	$(19,992,808)	(887,701)	$(15,123,879)	(187,055)	$(1,941,594)	(1,016,676)	$(10,860,210)
Net increase (decrease)	(841,767)	$(17,894,102)	(3,496,392)	$(63,723,821)	152,302	$1,781,844	(2,348,895)	$(25,271,332)
	SA Large Cap Growth Index Portfolio				SA Large Cap Index Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,475,074	$66,481,553	4,071,518	$112,602,049	4,621,020	$172,772,637	3,093,878	$119,935,546
Reinvested dividends	—	—	755,489	21,727,872	—	—	4,777,321	190,997,313
Shares redeemed	(2,506,516)	(74,054,126)	(3,677,370)	(100,251,381)	(7,624,581)	(304,584,251)	(16,409,221)	(636,291,064)
Total	(31,442)	$(7,572,573)	1,149,637	$34,078,540	(3,003,561)	$(131,811,614)	(8,538,022)	$(325,358,205)
Class 3
Shares sold	248,607	$6,863,905	621,173	$16,941,560	212,627	$8,414,812	362,833	$13,815,273
Reinvested dividends	—	—	88,317	2,519,674	—	—	180,027	7,150,659
Shares redeemed	(294,525)	(8,660,993)	(469,561)	(12,550,301)	(259,781)	(10,147,380)	(524,350)	(20,023,706)
Total	(45,918)	$(1,797,088)	239,929	$6,910,933	(47,154)	$(1,732,568)	18,510	$942,226
Net increase (decrease)	(77,360)	$(9,369,661)	1,389,566	$40,989,473	(3,050,715)	$(133,544,182)	(8,519,512)	$(324,415,979)
	SA Large Cap Value Index Portfolio				SA MFS Large Cap Growth Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,617,863	$66,166,265	9,030,876	$184,191,966	1,592,029	$26,656,096	540,481	$8,672,135
Shares issued in merger	—	—	—	—	8,723,904	132,500,092	—	—
Reinvested dividends	—	—	2,577,039	50,509,966	—	—	2,831,158	47,563,452
Shares redeemed	(2,522,144)	(47,427,288)	(4,777,460)	(94,106,073)	(3,150,154)	(53,334,373)	(11,005,715)	(183,781,600)
Total	1,095,719	$18,738,977	6,830,455	$140,595,859	7,165,779	$105,821,815	(7,634,076)	$(127,546,013)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Large Cap Value Index Portfolio				SA MFS Large Cap Growth Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 2
Shares sold					112,887	$1,909,418	4,783	$81,710
Shares issued in merger					1,782,816	26,781,686	—	—
Reinvested dividends					—	—	23,673	393,680
Shares redeemed					(306,547)	(5,150,518)	(34,649)	(579,560)
Total					1,589,156	$23,540,586	(6,193)	$(104,170)
Class 3
Shares sold	294,830	$5,575,947	597,959	$11,535,688	982,995	$14,793,057	1,122,245	$18,495,844
Shares issued in merger	—	—	—	—	1,490,965	21,985,668	—	—
Reinvested dividends	—	—	316,829	6,155,986	—	—	1,599,020	26,112,003
Shares redeemed	(193,994)	(3,599,714)	(322,095)	(6,356,623)	(1,903,494)	(31,424,342)	(2,924,689)	(47,109,275)
Total	100,836	$1,976,233	592,693	$11,335,051	570,466	$5,354,383	(203,424)	$(2,501,428)
Net increase (decrease)	1,196,555	$20,715,210	7,423,148	$151,930,910	9,325,401	$134,716,784	(7,843,693)	$(130,151,611)
	SA MFS Massachusetts Investors Trust Portfolio				SA MFS Total Return Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	942,824	$19,111,465	94,078	$2,165,615	57,526	$1,065,436	108,520	$2,004,508
Reinvested dividends	—	—	3,022,465	65,617,718	—	—	408,373	7,612,068
Shares redeemed	(4,791,051)	(102,982,211)	(11,467,748)	(268,048,267)	(604,385)	(11,259,291)	(1,177,461)	(21,985,522)
Total	(3,848,227)	$(83,870,746)	(8,351,205)	$(200,264,934)	(546,859)	$(10,193,855)	(660,568)	$(12,368,946)
Class 2
Shares sold	1,007	$21,935	18,720	$449,458	2,179	$41,464	27,447	$502,841
Reinvested dividends	—	—	48,112	1,047,879	—	—	55,253	1,033,236
Shares redeemed	(22,738)	(482,621)	(55,320)	(1,268,144)	(84,764)	(1,565,217)	(126,662)	(2,361,463)
Total	(21,731)	$(460,686)	11,512	$229,193	(82,585)	$(1,523,753)	(43,962)	$(825,386)
Class 3
Shares sold	167,949	$3,450,949	246,916	$5,920,365	645,739	$12,073,622	897,136	$16,471,962
Reinvested dividends	—	—	2,201,333	47,416,709	—	—	1,136,310	21,112,647
Shares redeemed	(1,241,768)	(26,492,778)	(3,041,716)	(69,239,507)	(1,287,036)	(23,718,791)	(2,448,008)	(45,417,821)
Total	(1,073,819)	$(23,041,829)	(593,467)	$(15,902,433)	(641,297)	$(11,645,169)	(414,562)	$(7,833,212)
Net increase (decrease)	(4,943,777)	$(107,373,261)	(8,933,160)	$(215,938,174)	(1,270,741)	$(23,362,777)	(1,119,092)	$(21,027,544)
	SA Mid Cap Index Portfolio				SA Morgan Stanley International Equities Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,591,182	$23,566,461	1,876,176	$28,872,323	2,122,596	$22,285,639	205,197	$2,036,159
Reinvested dividends	—	—	504,980	8,170,584	—	—	380,977	3,828,819
Shares redeemed	(1,814,786)	(27,039,812)	(3,556,509)	(54,527,755)	(1,617,736)	(17,312,621)	(4,868,950)	(48,875,352)
Total	(223,604)	$(3,473,351)	(1,175,353)	$(17,484,848)	504,860	$4,973,018	(4,282,776)	$(43,010,374)
Class 2
Shares sold					306	$3,381	23,543	$230,285
Reinvested dividends					—	—	9,054	90,635
Shares redeemed					(61,432)	(654,430)	(106,845)	(1,065,598)
Total					(61,126)	$(651,049)	(74,248)	$(744,678)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Mid Cap Index Portfolio				SA Morgan Stanley International Equities Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	431,213	$6,380,669	828,652	$12,366,940	96,679	$1,022,420	1,191,331	$11,569,601
Reinvested dividends	—	—	97,925	1,569,735	—	—	174,605	1,742,559
Shares redeemed	(275,771)	(4,039,809)	(707,727)	(10,669,181)	(1,497,868)	(15,782,159)	(1,973,352)	(19,551,722)
Total	155,442	$2,340,860	218,850	$3,267,494	(1,401,189)	$(14,759,739)	(607,416)	$(6,239,562)
Net increase (decrease)	(68,162)	$(1,132,491)	(956,503)	$(14,217,354)	(957,455)	$(10,437,770)	(4,964,440)	$(49,994,614)
	SA PIMCO Global Bond Opportunities Portfolio				SA PIMCO RAE International Value Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	337,321	$3,167,332	1,764,272	$15,980,381	688,646	$10,158,582	39,694	$556,466
Reinvested dividends	—	—	129,928	1,178,445	—	—	282,969	3,967,230
Shares redeemed	(404,561)	(3,794,367)	(2,894,167)	(26,665,846)	(685,499)	(10,352,673)	(3,580,836)	(50,505,279)
Total	(67,240)	$(627,035)	(999,967)	$(9,507,020)	3,147	$(194,091)	(3,258,173)	$(45,981,583)
Class 2
Shares sold	4,932	$46,434	7,728	$69,901	3,802	$58,660	40,145	$542,865
Reinvested dividends	—	—	6,147	55,019	—	—	19,502	273,812
Shares redeemed	(68,022)	(627,813)	(45,384)	(409,812)	(51,295)	(756,301)	(84,761)	(1,191,471)
Total	(63,090)	$(581,379)	(31,509)	$(284,892)	(47,493)	$(697,641)	(25,114)	$(374,794)
Class 3
Shares sold	1,190,984	$11,043,440	3,231,357	$28,978,551	19,891	$299,562	2,466,319	$33,372,789
Reinvested dividends	—	—	592,898	5,229,363	—	—	800,087	11,201,225
Shares redeemed	(2,498,243)	(22,762,096)	(3,597,144)	(32,091,659)	(3,437,795)	(50,950,416)	(4,296,622)	(60,576,868)
Total	(1,307,259)	$(11,718,656)	227,111	$2,116,255	(3,417,904)	$(50,650,854)	(1,030,216)	$(16,002,854)
Net increase (decrease)	(1,437,589)	$(12,927,070)	(804,365)	$(7,675,657)	(3,462,250)	$(51,542,586)	(4,313,503)	$(62,359,231)
	SA PineBridge High-Yield Bond Portfolio				SA Putnam International Value Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,187,608	$11,373,069	3,632,337	$18,892,957	1,301,759	$16,851,127	202,947	$2,441,796
Reinvested dividends	—	—	1,625,490	8,371,275	—	—	1,104,972	13,237,563
Shares redeemed	(1,938,504)	(10,194,203)	(4,203,262)	(22,168,419)	(1,430,708)	(18,834,211)	(6,289,946)	(76,362,861)
Total	249,104	$1,178,866	1,054,565	$5,095,813	(128,949)	$(1,983,084)	(4,982,027)	$(60,683,502)
Class 2
Shares sold	33,409	$170,500	57,782	$309,684	7,782	$98,779	6,325	$73,091
Reinvested dividends	—	—	65,914	340,118	—	—	24,507	295,804
Shares redeemed	(69,850)	(366,264)	(188,145)	(997,072)	(40,020)	(527,782)	(50,505)	(611,978)
Total	(36,441)	$(195,764)	(64,449)	$(347,270)	(32,238)	$(429,003)	(19,673)	$(243,083)
Class 3
Shares sold	682,958	$3,604,760	1,789,772	$9,426,963	268,037	$3,653,558	637,719	$7,472,590
Reinvested dividends	—	—	1,650,853	8,435,857	—	—	510,573	6,147,294
Shares redeemed	(2,013,886)	(10,464,683)	(3,666,601)	(19,171,012)	(1,187,041)	(15,418,805)	(1,300,588)	(15,916,463)
Total	(1,330,928)	$(6,859,923)	(225,976)	$(1,308,192)	(919,004)	$(11,765,247)	(152,296)	$(2,296,579)
Net increase (decrease)	(1,118,265)	$(5,876,821)	764,140	$3,440,351	(1,080,191)	$(14,177,334)	(5,153,996)	$(63,223,164)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Schroders VCP Global Allocation Portfolio				SA Small Cap Index Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	144	$1,649	8,081	$85,984	877,441	$10,340,150	1,018,765	$13,244,236
Reinvested dividends	—	—	612	6,758	—	—	396,728	5,581,968
Shares redeemed	(969)	(10,576)	(2,130)	(22,539)	(2,289,418)	(28,177,888)	(3,955,270)	(51,359,638)
Total	(825)	$(8,927)	6,563	$70,203	(1,411,977)	$(17,837,738)	(2,539,777)	$(32,533,434)
Class 3
Shares sold	35,903	$403,440	386,211	$4,094,887	515,024	$6,254,914	891,159	$11,384,353
Reinvested dividends	—	—	676,122	7,464,391	—	—	110,863	1,545,424
Shares redeemed	(3,459,284)	(37,994,582)	(7,933,510)	(84,845,257)	(253,923)	(3,080,993)	(375,198)	(4,827,783)
Total	(3,423,381)	$(37,591,142)	(6,871,177)	$(73,285,979)	261,101	$3,173,921	626,824	$8,101,994
Net increase (decrease)	(3,424,206)	$(37,600,069)	(6,864,614)	$(73,215,776)	(1,150,876)	$(14,663,817)	(1,912,953)	$(24,431,440)
	SA T. Rowe Price Allocation Moderately Aggressive Portfolio				SA T. Rowe Price VCP Balanced Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	4	$67	1,486	$23,610	—	$—	120	$1,486
Reinvested dividends	—	—	760	11,950	—	—	415	5,258
Shares redeemed	(4,553)	(72,870)	(12,707)	(198,662)	(961)	(12,284)	(2,807)	(33,828)
Total	(4,549)	$(72,803)	(10,461)	$(163,102)	(961)	$(12,284)	(2,272)	$(27,084)
Class 3
Shares sold	466,588	$7,297,201	1,136,581	$17,099,888	180,860	$2,324,531	745,424	$9,159,540
Reinvested dividends	—	—	971,137	15,237,138	—	—	2,136,782	27,051,658
Shares redeemed	(2,740,004)	(43,078,930)	(3,915,018)	(59,193,807)	(10,345,325)	(131,874,367)	(19,657,718)	(240,233,672)
Total	(2,273,416)	$(35,781,729)	(1,807,300)	$(26,856,781)	(10,164,465)	$(129,549,836)	(16,775,512)	$(204,022,474)
Net increase (decrease)	(2,277,965)	$(35,854,532)	(1,817,761)	$(27,019,883)	(10,165,426)	$(129,562,120)	(16,777,784)	$(204,049,558)
	SA VCP Dynamic Allocation Portfolio				SA VCP Dynamic Strategy Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25		Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	646	$8,083	491	$5,692	142	$1,734	156	$1,892
Shares issued in merger	37,565	437,231	—	—	—	—	—	—
Reinvested dividends	—	—	1,146	13,997	—	—	865	10,976
Shares redeemed	(1,184)	(14,265)	(8,990)	(103,103)	(1,599)	(20,017)	(17,947)	(219,357)
Total	37,027	$431,049	(7,353)	$(83,414)	(1,457)	$(18,283)	(16,926)	$(206,489)
Class 3
Shares sold	1,491,591	$17,753,852	156,007	$1,825,431	203,025	$2,551,837	1,173,498	$14,138,994
Shares issued in merger	121,259,155	1,411,783,968	—	—	—	—	—	—
Reinvested dividends	—	—	17,729,998	216,837,876	—	—	5,710,011	72,574,244
Shares redeemed	(58,816,016)	(709,250,726)	(121,716,468)	(1,435,732,867)	(34,628,852)	(433,555,992)	(77,010,961)	(936,038,832)
Total	63,934,730	$720,287,094	(103,830,463)	$(1,217,069,560)	(34,425,827)	$(431,004,155)	(70,127,452)	$(849,325,594)
Net increase (decrease)	63,971,757	$720,718,143	(103,837,816)	$(1,217,152,974)	(34,427,284)	$(431,022,438)	(70,144,378)	$(849,532,083)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA VCP Index Allocation Portfolio
	Six Months Ended 7/31/25 (unaudited)		Year Ended 1/31/25
	Shares	Amount	Shares	Amount
Class 1
Shares sold	278	$3,435	5	$59
Reinvested dividends	—	—	2,773	36,193
Shares redeemed	(579)	(7,412)	(5,536)	(70,043)
Total	(301)	$(3,977)	(2,758)	$(33,791)
Class 3
Shares sold	803,559	$10,068,471	1,780,076	$22,760,817
Reinvested dividends	—	—	2,738,058	35,731,650
Shares redeemed	(2,276,629)	(29,004,324)	(4,861,232)	(62,783,233)
Total	(1,473,070)	$(18,935,853)	(343,098)	$(4,290,766)
Net increase (decrease)	(1,473,371)	$(18,939,830)	(345,856)	$(4,324,557)
Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios  and affiliated securities for the six months ended July 31, 2025 are shown in the tables below.  Additionally, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of the following company.
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
iShares U.S. Fixed Income Balanced Risk Systematic ETF	$286,545	$—	$12,123,743	$—	$1,919,839	$(309,350)	$385,643	$10,280,197
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,955,303	$103,622	$183,996	$(1,196)	$440,477	$3,314,210
SA Fixed Income Index Portfolio, Class 1	—	—	19,168,981	1,390,816	1,226,642	(218,753)	787,037	19,901,439
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,839,395	1,290,816	1,226,642	(103,376)	692,046	20,492,239
SA International Index Portfolio, Class 1	—	—	23,539,472	3,391,713	1,482,590	603,860	2,387,303	28,439,758
SA Large Cap Index Portfolio, Class 1	—	—	29,797,575	878,059	4,963,992	1,921,324	(680,227)	26,952,739
SA Mid Cap Index Portfolio, Class 1	—	—	5,815,552	277,550	620,223	193,843	(330,410)	5,336,312
SA Small Cap Index Portfolio, Class 1	—	—	2,074,699	61,504	369,126	(101,404)	6,281	1,671,954
	$—	$—	$103,190,977	$7,394,080	$10,073,211	$2,294,298	$3,302,507	$106,108,651

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$5,011,048	$128,753	$336,932	$84,571	$664,274	$5,551,714
SA Fixed Income Index Portfolio, Class 1	—	—	11,750,143	621,885	842,330	(148,328)	498,153	11,879,523
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	12,555,198	321,886	842,330	(57,786)	429,644	12,406,612
SA International Index Portfolio, Class 1	—	—	28,115,826	3,885,752	1,934,586	422,172	3,203,394	33,692,558
SA Large Cap Index Portfolio, Class 1	—	—	36,739,955	805,106	5,002,988	1,888,926	(280,388)	34,150,611
SA Mid Cap Index Portfolio, Class 1	—	—	7,094,915	262,168	622,869	235,465	(425,790)	6,543,889
SA Small Cap Index Portfolio, Class 1	—	—	4,220,130	99,533	706,602	(70,423)	(113,453)	3,429,185
	$—	$—	$105,487,215	$6,125,083	$10,288,637	$2,354,597	$3,975,834	$107,654,092

†	Includes reinvestment of distributions paid.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$18,449,157	$353,778	$1,118,875	$54,110	$2,688,885	$20,427,055
SA Fixed Income Index Portfolio, Class 1	—	—	16,493,123	353,778	1,118,874	(241,589)	724,274	16,210,712
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	16,925,947	353,778	1,118,875	(59,820)	558,930	16,659,960
SA International Index Portfolio, Class 1	—	—	129,169,294	16,078,622	8,053,721	1,993,112	14,467,675	153,654,982
SA Large Cap Index Portfolio, Class 1	—	—	151,706,055	2,521,512	18,013,701	6,767,894	(14,828)	142,966,932
SA Mid Cap Index Portfolio, Class 1	—	—	34,392,432	988,577	2,780,989	643,966	(1,581,649)	31,662,337
SA Small Cap Index Portfolio, Class 1	—	—	20,235,785	325,518	4,072,458	379,530	(1,365,688)	15,502,687
	$—	$—	$387,371,793	$20,975,563	$36,277,493	$9,537,203	$15,477,599	$397,084,665

†	Includes reinvestment of distributions paid.
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$49,308,131	$3,366,252	$3,659,954	$(466,080)	$1,928,028	$50,476,377
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	52,635,752	1,666,251	3,659,954	(187,800)	1,739,037	52,193,286
SA International Index Portfolio, Class 1	—	—	24,542,142	2,090,057	1,760,926	465,354	2,644,141	27,980,768
SA Large Cap Index Portfolio, Class 1	—	—	120,303,525	1,850,828	12,493,108	4,840,746	1,228,334	115,730,325
SA Mid Cap Index Portfolio, Class 1	—	—	15,169,350	1,183,644	933,288	218,380	(554,441)	15,083,645
SA Small Cap Index Portfolio, Class 1	—	—	13,750,657	224,226	1,592,541	397,895	(833,920)	11,946,317
	$—	$—	$275,709,557	$10,381,258	$24,099,771	$5,268,495	$6,151,179	$273,410,718

†	Includes reinvestment of distributions paid.
SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$46,908,865	$476,135	$3,223,868	$(418,070)	$1,785,017	$45,528,079
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	48,270,247	476,135	3,223,868	(243,080)	1,663,943	46,943,377
SA International Index Portfolio, Class 1	—	—	69,646,013	5,791,596	4,718,255	1,249,333	7,621,226	79,589,913
SA Large Cap Index Portfolio, Class 1	—	—	285,398,897	2,399,719	21,848,296	10,264,707	4,096,010	280,311,037
SA Mid Cap Index Portfolio, Class 1	—	—	55,913,799	2,280,896	3,256,107	880,057	(2,192,507)	53,626,138
SA Small Cap Index Portfolio, Class 1	—	—	26,486,852	236,866	2,868,287	1,027,362	(1,890,599)	22,992,194
	$—	$—	$532,624,673	$11,661,347	$39,138,681	$12,760,309	$11,083,090	$528,990,738

†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$61,178,534	$478,808	$4,240,779	$(756,118)	$2,543,767	$59,204,212
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	62,365,237	478,808	4,240,779	(251,139)	2,087,547	60,439,674
SA International Index Portfolio, Class 1	—	—	255,924,404	21,878,712	16,636,893	4,967,762	27,670,299	293,804,284
SA Large Cap Index Portfolio, Class 1	—	—	881,731,561	5,305,188	69,187,832	28,820,981	14,866,243	861,536,141
SA Mid Cap Index Portfolio, Class 1	—	—	154,673,146	6,667,192	8,566,374	2,679,642	(6,416,414)	149,037,192
SA Small Cap Index Portfolio, Class 1	—	—	75,497,358	467,446	7,642,923	651,500	(3,147,068)	65,826,313

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
	$—	$—	$1,491,370,240	$35,276,154	$110,515,580	$36,112,628	$37,604,374	$1,489,847,816

†	Includes reinvestment of distributions paid.
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$117,486,412	$20,363,163	$10,078,847	$(1,174,903)	$4,910,938	$131,506,763
SA Columbia Focused Value Portfolio, Class 1	—	—	126,104,078	22,108,577	10,942,749	1,514,483	5,488,280	144,272,669
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	386,408,539	92,380,016	38,299,620	(6,048,651)	17,103,545	451,543,829
SA Multi-Managed International Equity Portfolio, Class 1	—	—	109,103,529	19,783,134	9,918,885	(297,044)	12,822,765	131,493,499
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	134,068,173	28,605,510	21,735,098	(4,448,307)	19,751,963	156,242,241
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	167,480,885	23,272,186	39,018,683	(7,376,336)	10,357,880	154,715,932
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	66,626,086	9,308,875	4,607,473	(1,090,731)	4,317,487	74,554,244
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	106,306,136	18,126,921	7,487,144	(357,162)	(47,300)	116,541,451
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	47,563,744	8,143,490	4,903,534	(961,095)	(1,439,525)	48,403,080
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	30,462,600	102,021,037	30,606,416	90,803,417(1)	(1,744,373)	(40,079,663)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	259,834,421	54,088,868	23,255,921	1,034,591	18,407,524	310,109,483
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	8,227,705	3,490,828	1,727,802	(920,428)	861,181	9,931,484
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	20,582,241	3,490,828	1,727,802	39,634	3,446,698	25,831,599
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	206,845,217	36,071,887	17,853,958	(2,487,670)	9,802,911	232,378,387
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	133,361,078	18,035,943	8,926,979	1,013,163	12,360,098	155,843,303
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	109,279,880	18,620,412	9,406,953	2,255,968	11,732,739	132,482,046
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	46,735,039	9,308,874	4,607,473	468,067	(1,984,553)	49,919,954
SA Fixed Income Index Portfolio, Class 1	—	—	82,673,154	24,435,794	12,094,617	(603,468)	3,093,453	97,504,316
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	86,257,072	26,872,334	8,351,045	218,457	2,391,691	107,388,509
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	201,330,039	33,162,864	18,414,123	6,099,717	(1,900,434)	220,278,063
SA Franklin Small Company Value Portfolio, Class 1	—	—	66,787,881	11,634,316	7,631,337	(1,507,601)	294,497	69,577,756
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	114,973,701	42,990,380	11,230,716	3,503,627	4,631,728	154,868,720
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	81,565,754	69,108,576	10,942,749	338,536	3,667,036	143,737,153
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	351,761,898	65,162,118	32,252,312	(6,715,491)	16,473,204	394,429,417
SA International Index Portfolio, Class 1	—	—	95,304,619	21,526,771	10,654,782	3,317,500	9,078,142	118,572,250
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	93,994,965	16,286,977	10,807,069	(7,257,363)	4,483,069	96,700,579
SA Janus Focused Growth Portfolio, Class 1	—	—	103,174,350	51,725,707	11,177,074	2,861,035	16,936,304	163,520,322
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	22,226,771	5,818,046	2,879,671	(179,745)	4,294,644	29,280,045
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	176,004,998	26,181,208	37,458,518	4,277,514	(433,016)	168,572,186
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	120,990,149	37,290,380	11,230,716	118,206	11,614,270	158,782,289
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	520,655,666	110,761,521	44,922,863	(6,257,687)	23,922,807	604,159,444
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	87,458,097	20,126,920	7,487,144	60,822	5,324,078	105,482,773
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	49,592,897	8,727,069	4,319,506	140,435	1,054,195	55,195,090
SA Large Cap Growth Index Portfolio, Class 1	—	—	346,112,909	59,598,658	41,508,740	13,052,485	28,563,732	405,819,044
SA Large Cap Index Portfolio, Class 1	—	—	873,719,863	144,869,351	100,703,801	53,520,370	10,276,390	981,682,173
SA Large Cap Value Index Portfolio, Class 1	—	—	263,260,715	53,544,370	23,037,366	6,450,567	(497,600)	299,720,686
SA MFS Large Cap Growth, Class 1	—	—	231,871,204	87,682,368(1)	30,573,772	(1,809,470)	32,623,167	319,793,497
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	143,597,886	16,872,334	39,251,045	(2,751,770)	8,952,410	127,419,815
SA Mid Cap Index Portfolio, Class 1	—	—	54,301,170	8,727,069	4,319,506	1,417,103	(1,834,351)	58,291,485
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	101,344,913	18,035,943	8,926,979	284,343	10,464,650	121,202,870
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	16,077,291	2,909,023	1,439,835	(263,631)	867,931	18,150,779
SA PIMCO RAE International Value Portfolio, Class 1	—	—	34,286,786	5,819,822	3,007,675	284,756	4,777,670	42,161,359
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	43,130,847	6,399,851	3,167,638	(290,692)	1,878,092	47,950,460
SA Putnam International Value Portfolio, Class 1	—	—	55,093,004	9,310,650	4,735,478	428,280	9,575,910	69,672,366
SA Small Cap Index Portfolio, Class 1	—	—	43,583,404	7,562,572	5,679,570	(140,523)	(711,916)	44,613,967
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	136,615,527	34,308,399	11,611,619	(1,983,154)	14,345,293	171,674,446
	$—	$30,462,600	$6,745,781,730	$1,443,257,319	$825,119,604	$46,032,364	$312,020,014	$7,721,971,823

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$49,014,869	$—	$4,074,426	$(420,715)	$1,903,555	$46,423,283
SA Columbia Focused Value Portfolio, Class 1	—	—	103,593,651	—	8,503,149	(1,058,468)	4,970,495	99,002,529
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	134,622,182	—	13,994,766	(3,304,198)	6,915,246	124,238,464
SA Multi-Managed International Equity Portfolio, Class 1	—	—	58,763,033	—	4,960,170	438,379	5,726,878	59,968,120
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	93,691,523	—	17,032,076	(3,624,379)	9,531,455	82,566,523
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	118,030,584	—	9,034,596	(3,509,217)	4,783,858	110,270,629
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	59,561,146	—	4,428,723	(3,171,013)	4,618,431	56,579,841
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	44,171,294	—	3,011,532	135,715	(1,057,290)	40,238,187
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	61,718,339	—	4,885,451	(1,578,446)	(2,433,691)	52,820,751
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	8,009,451	26,956,478	8,009,451	23,957,047(1)	(787,009)	(10,221,873)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	135,773,101	4,200,000	13,472,121	(1,370,979)	7,230,589	132,360,590
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	81,066,170	—	6,554,511	972,551	(4,833,328)	70,650,882
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	15,774,767	—	1,062,894	20,763	2,305,858	17,038,494
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	95,811,619	—	8,148,852	(1,303,775)	4,391,329	90,750,321
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	76,875,935	—	5,668,766	962,662	5,274,605	77,444,436
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	68,814,925	—	10,706,126	1,071,099	6,436,587	65,616,485
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	30,094,805	—	2,834,383	(604,323)	(386,021)	26,270,078
SA Fixed Income Index Portfolio, Class 1	—	—	42,085,496	—	4,960,170	(299,218)	1,490,439	38,316,547
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	39,231,460	—	3,542,979	(259,743)	1,392,596	36,821,334
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	165,779,373	4,700,000	13,640,467	2,188,536	(980,359)	158,047,083
SA Franklin Small Company Value Portfolio, Class 1	—	—	30,082,085	—	2,684,944	298,433	(1,295,093)	26,400,481
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	71,688,842	39,800,000	9,211,745	3,279,909	1,784,221	107,341,227
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	125,241,826	14,400,000	11,160,382	(1,727,164)	2,983,909	129,738,189
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	133,645,865	—	13,286,170	(3,272,094)	6,872,776	123,960,377
SA International Index Portfolio, Class 1	—	—	74,955,085	10,000,000	8,326,000	845,294	7,942,180	85,416,559
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	25,195,655	—	2,088,428	(1,903,715)	680,922	21,884,434
SA Janus Focused Growth Portfolio, Class 1	—	—	106,855,708	—	11,169,185	(1,697,606)	11,539,457	105,528,374
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	12,447,061	—	1,948,639	(411,681)	2,209,593	12,296,334
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	165,734,637	—	31,914,681	(886,667)	2,818,979	135,752,268
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	214,277,764	10,500,000	18,069,192	2,511,029	10,421,071	219,640,672
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	219,687,924	—	19,132,085	(3,044,480)	10,128,889	207,640,248
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	51,605,086	—	4,074,426	(946,085)	1,790,220	48,374,795
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	18,552,668	—	1,594,340	62,902	347,706	17,368,936
SA Large Cap Growth Index Portfolio, Class 1	—	—	189,835,512	—	22,880,511	2,205,804	13,137,242	182,298,047
SA Large Cap Index Portfolio, Class 1	—	—	495,945,070	—	45,972,766	20,530,961	3,339,028	473,842,293
SA Large Cap Value Index Portfolio, Class 1	—	—	229,639,578	6,300,000	18,954,937	2,474,854	(705,990)	218,753,505
SA MFS Large Cap Growth, Class 1	—	—	120,686,238	43,749,731(1)	11,708,841	(1,376,141)	14,045,406	165,396,393
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	196,341,202	—	58,928,936	(18,083,675)	22,832,243	142,160,834
SA Mid Cap Index Portfolio, Class 1	—	—	43,478,298	—	3,542,978	1,124,434	(2,242,067)	38,817,687
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	45,106,508	—	4,074,425	(322,310)	4,597,921	45,307,694
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	12,799,797	—	885,745	(229,670)	668,696	12,353,078
SA PIMCO RAE International Value Portfolio, Class 1	—	—	45,755,306	—	6,294,847	(1,322)	6,287,284	45,746,421
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	23,586,597	—	1,240,042	(27,648)	754,331	23,073,238
SA Putnam International Value Portfolio, Class 1	—	—	74,669,425	—	8,672,503	3,115,536	9,380,625	78,493,083
SA Small Cap Index Portfolio, Class 1	—	—	23,442,314	—	1,948,638	260,729	(1,042,427)	20,711,978
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	47,528,651	—	3,709,015	152,552	1,687,827	45,660,015
	$—	$8,009,451	$4,300,215,452	$141,659,182	$487,947,606	$(12,569,599)	$178,024,308	$4,119,381,737

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$61,250,210	$2,418,251	$3,500,059	$(459,693)	$2,263,195	$61,971,904
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	62,222,269	3,218,251	3,500,059	(267,371)	2,125,355	63,798,445
SA International Index Portfolio, Class 1	—	—	49,796,325	3,956,096	2,829,663	690,395	5,661,370	57,274,523

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2025
SA Large Cap Index Portfolio, Class 1	$—	$—	$218,618,902	$3,233,240	$17,693,511	$7,251,416	$4,067,748	$215,477,795
SA Mid Cap Index Portfolio, Class 1	—	—	35,733,152	2,141,247	1,773,363	416,529	(1,224,297)	35,293,268
SA Small Cap Index Portfolio, Class 1	—	—	22,411,498	354,588	2,237,070	754,914	(1,462,306)	19,821,624
	$—	$—	$450,032,356	$15,321,673	$31,533,725	$8,386,190	$11,431,065	$453,637,559

†	Includes reinvestment of distributions paid.
    The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended July 31, 2025:
Portfolio	National Financial Services, LLC
SA Fidelity Institutional AM® International Growth	$1,144
SA Fidelity Institutional AM® Real Estate	4,840
    At July 31, 2025, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Aggressive Portfolio	SST SA Allocation Balanced Portfolio	SST SA Allocation Moderate Portfolio	SST SA Allocation Moderately Aggressive Portfolio
SA AB Growth	69.50%	3.66%	0.36%	1.19%	0.27%	0.52%	1.06%
SA AB Small & Mid Cap Value	76.97	4.47	0.42	0.45	0.21	0.30	0.53
SA BlackRock Multi-Factor 70/30	91.14	7.29	1.57	—	—	—	—
SA Emerging Markets Equity Index	19.18	1.62	0.15	4.64	0.60	1.06	3.30
SA Federated Hermes Corporate Bond	70.37	4.23	0.41	0.69	1.09	0.98	1.30
SA Fidelity Institutional AM® Global Equities	29.72	1.66	0.09	—	—	—	—
SA Fidelity Institutional AM® International Growth	6.39	1.03	0.06	7.62	1.59	2.55	6.02
SA Fidelity Institutional AM® Real Estate	58.06	3.41	0.17	2.87	0.92	1.30	2.61
SA Fixed Income Index	14.49	1.72	0.80	1.80	2.81	2.51	3.39
SA Fixed Income Intermediate Index	9.30	1.66	0.34	0.66	1.31	1.00	1.34
SA Franklin BW U.S. Large Cap Value	62.44	2.56	0.11	1.51	0.39	0.65	1.25
SA Franklin Small Company Value	60.49	4.49	0.32	0.34	0.12	0.12	0.66
SA Franklin Systematic U.S. Large Cap Core	7.61	0.45	—	2.89	0.91	1.43	2.58
SA Franklin Systematic U.S. Large Cap Value	42.26	2.51	0.76	2.66	0.62	1.11	2.19
SA Franklin Tactical Opportunities	90.14	9.14	0.72	—	—	—	—
SA Global Index Allocation 60/40	85.87	11.78	2.35	—	—	—	—
SA Global Index Allocation 75/25	86.93	10.58	2.49	—	—	—	—
SA Global Index Allocation 90/10	90.45	7.27	2.28	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	73.15	18.48	8.37	—	—	—	—
SA Index Allocation 60/40	85.18	11.17	3.65	—	—	—	—
SA Index Allocation 80/20	82.36	14.73	2.91	—	—	—	—
SA Index Allocation 90/10	86.34	10.25	3.41	—	—	—	—
SA International Index	3.48	0.36	0.04	2.19	0.46	0.84	1.78
SA Invesco Growth Opportunities	55.34	3.75	0.38	0.96	0.15	0.36	0.74
SA Janus Focused Growth	42.57	2.98	0.31	1.74	0.51	0.87	1.49
SA JPMorgan Diversified Balanced	93.57	5.75	0.68	—	—	—	—
SA JPMorgan Emerging Markets	67.19	4.37	0.28	3.23	0.51	0.99	2.58
SA JPMorgan Equity-Income	55.56	3.22	0.18	1.68	0.48	0.79	1.61
SA JPMorgan Large Cap Core	26.85	2.58	0.19	2.39	0.56	0.99	2.05
SA JPMorgan MFS Core Bond	45.04	2.76	0.33	1.28	2.10	1.84	2.58
SA JPMorgan Mid-Cap Growth	72.90	4.76	0.51	0.80	0.26	0.39	0.71
SA JPMorgan Ultra-Short Bond	68.50	7.48	0.64	0.42	0.71	0.78	0.90
SA Large Cap Growth Index	9.91	1.04	0.17	3.85	0.92	1.53	3.18
SA Large Cap Index	4.39	0.38	0.10	1.22	0.32	0.47	1.00
SA Large Cap Value Index	10.62	1.14	0.13	3.35	1.06	1.44	2.93
SA MFS Large Cap Growth	32.12	4.84	0.28	2.92	0.65	1.05	2.14
SA MFS Massachusetts Investors Trust	52.63	2.39	0.19	1.05	0.39	0.60	1.07

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Aggressive Portfolio	SST SA Allocation Balanced Portfolio	SST SA Allocation Moderate Portfolio	SST SA Allocation Moderately Aggressive Portfolio
SA MFS Total Return	95.99%	3.73%	0.28%	—%	—%	—%	—%
SA Mid Cap Index	16.50	1.58	0.29	1.00	0.32	0.48	0.85
SA Morgan Stanley International Equities	38.18	2.11	0.23	4.70	1.04	1.66	3.80
SA PIMCO Global Bond Opportunities	80.11	7.11	0.80	0.42	0.23	0.26	0.45
SA PIMCO RAE International Value	71.62	3.16	0.14	1.69	0.55	0.80	1.57
SA PineBridge High-Yield Bond	57.38	3.44	0.56	2.07	3.17	2.76	3.69
SA Putnam International Value	41.37	2.58	0.04	3.97	1.02	1.78	3.60
SA Schroders VCP Global Allocation	85.20	11.02	3.78	—	—	—	—
SA Small Cap Index	24.41	2.38	0.34	1.14	0.28	0.36	0.97
SA T. Rowe Price Allocation Moderately Aggressive	91.69	7.71	0.60	—	—	—	—
SA T. Rowe Price VCP Balanced	87.65	9.24	3.11	—	—	—	—
SA VCP Dynamic Allocation	89.48	9.00	1.52	—	—	—	—
SA VCP Dynamic Strategy	88.05	10.26	1.69	—	—	—	—
SA VCP Index Allocation	79.82	13.51	6.67	—	—	—	—
Portfolio	SAST SA Global Index Allocation 60/40 Portfolio	SAST SA Global Index Allocation 75/25 Portfolio	SAST SA Global Index Allocation 90/10 Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Index Allocation Portfolio
SA AB Growth	—%	—%	—%	—%	—%	—%	6.95%	16.28%	—%
SA AB Small & Mid Cap Value	—	—	—	—	—	—	14.60	2.05	—
SA BlackRock Multi-Factor 70/30	—	—	—	—	—	—	—	—	—
SA Emerging Markets Equity Index	3.19	5.34	19.66	—	—	—	16.40	24.86	—
SA Federated Hermes Corporate Bond	—	—	—	—	—	—	5.88	15.05	—
SA Fidelity Institutional AM® Global Equities	—	—	—	—	—	—	22.75	45.78	—
SA Fidelity Institutional AM® International Growth	—	—	—	—	—	—	24.76	49.98	—
SA Fidelity Institutional AM® Real Estate	—	—	—	—	—	—	10.57	20.09	—
SA Fixed Income Index	3.60	2.15	2.93	9.12	8.23	10.70	6.93	17.62	11.20
SA Fixed Income Intermediate Index	4.15	2.51	3.37	10.56	9.50	12.23	7.45	21.72	12.90
SA Franklin BW U.S. Large Cap Value	—	—	—	—	—	—	12.99	18.10	—
SA Franklin Small Company Value	—	—	—	—	—	—	9.21	24.25	—
SA Franklin Systematic U.S. Large Cap Core	—	—	—	—	—	—	34.44	49.69	—
SA Franklin Systematic U.S. Large Cap Value	—	—	—	—	—	—	22.72	25.17	—
SA Franklin Tactical Opportunities	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 60/40	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 75/25	—	—	—	—	—	—	—	—	—
SA Global Index Allocation 90/10	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—	—	—	—	—
SA Index Allocation 60/40	—	—	—	—	—	—	—	—	—
SA Index Allocation 80/20	—	—	—	—	—	—	—	—	—
SA Index Allocation 90/10	—	—	—	—	—	—	—	—	—
SA International Index	2.94	3.48	15.89	2.89	8.23	30.40	8.83	12.27	5.92
SA Invesco Growth Opportunities	—	—	—	—	—	—	7.07	31.25	—
SA Janus Focused Growth	—	—	—	—	—	—	19.43	30.10	—
SA JPMorgan Diversified Balanced	—	—	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	—	—	—	—	—	—	6.17	14.68	—
SA JPMorgan Equity-Income	—	—	—	—	—	—	16.27	20.21	—
SA JPMorgan Large Cap Core	—	—	—	—	—	—	37.37	27.02	—
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	11.27	32.80	—
SA JPMorgan Mid-Cap Growth	—	—	—	—	—	—	6.19	13.48	—
SA JPMorgan Ultra-Short Bond	—	—	—	—	—	—	4.92	15.65	—
SA Large Cap Growth Index	—	—	—	—	—	—	24.61	54.79	—
SA Large Cap Index	0.79	1.00	4.20	3.40	8.24	25.34	13.93	28.88	6.34
SA Large Cap Value Index	—	—	—	—	—	—	33.47	45.86	—
SA MFS Large Cap Growth	—	—	—	—	—	—	19.09	36.91	—
SA MFS Massachusetts Investors Trust	—	—	—	—	—	—	21.98	19.70	—
SA MFS Total Return	—	—	—	—	—	—	—	—	—
SA Mid Cap Index	1.07	1.31	6.35	3.03	10.76	29.90	7.79	11.69	7.08
SA Morgan Stanley International Equities	—	—	—	—	—	—	13.14	35.14	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	SAST SA Global Index Allocation 60/40 Portfolio	SAST SA Global Index Allocation 75/25 Portfolio	SAST SA Global Index Allocation 90/10 Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Index Allocation Portfolio
SA PIMCO Global Bond Opportunities	—%	—%	—%	—%	—%	—%	4.30%	6.32%	—%
SA PIMCO RAE International Value	—	—	—	—	—	—	10.65	9.82	—
SA PineBridge High-Yield Bond	—	—	—	—	—	—	8.75	18.18	—
SA Putnam International Value	—	—	—	—	—	—	24.18	21.46	—
SA Schroders VCP Global Allocation	—	—	—	—	—	—	—	—	—
SA Small Cap Index	0.57	1.16	5.26	4.06	7.81	22.35	7.03	15.15	6.73
SA T. Rowe Price Allocation Moderately Aggressive	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—	—	—	—	—
SA VCP Index Allocation	—	—	—	—	—	—	—	—	—
    The fund-of-funds do not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Portfolios.
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended July 31, 2025, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Emerging Markets Equity Index	$590,888	$54,601	$3,886
SA International Index	5,284,543	361,170	(37,409)
SA Large Cap Growth Index	3,196,737	5,821,452	2,839,728
SA Large Cap Index	5,936,936	15,305,497	10,223,144
SA Large Cap Value Index	4,082,203	2,607,643	(98,721)
SA MFS Total Return	345,146	—	—
SA Mid Cap Index	2,848,922	1,364,033	99,009
SA Small Cap Index	9,023,367	11,615,913	6,438,592
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.
    Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.  SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO Global Bond Opportunities, SA PIMCO RAE International Value and SA Putnam International Value Portfolios.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JPMorgan MFS Core Bond, SA MFS Total Return, SA PIMCO Global Bond Opportunities and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended July 31, 2025, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 07/31/25
SA AB Growth	1	$1,692	$10,725,000	5.68%	$—
SA Emerging Markets Equity Index	4	138	218,750	5.68	—
SA Fidelity Institutional AM® Global Equities	7	722	653,571	5.68	—
SA Fidelity Institutional AM® International Growth	54	11,916	1,348,611	5.68	—
SA Fidelity Institutional AM® Real Estate	7	462	417,857	5.68	—
SA Fixed Income Index	9	3,574	2,516,667	5.68	—
SA Fixed Income Intermediate Index	7	1,783	1,614,286	5.68	—
SA Franklin BW U.S. Large Cap Value	1	588	3,725,000	5.68	—
SA Franklin Small Company Value	1	36	225,000	5.68	—
SA Franklin Systematic U.S. Large Cap Core	9	426	300,000	5.68	—
SA Franklin Systematic U.S. Large Cap Value	6	394	416,667	5.68	—
SA International Index	64	8,843	875,781	5.68	—
SA Invesco Growth Opportunities	9	836	588,889	5.68	—
SA Janus Focused Growth	1	1,274	8,075,000	5.68	—
SA JPMorgan MFS Core Bond	5	817	1,035,000	5.68	—
SA JPMorgan Mid-Cap Growth	1	2,434	15,425,000	5.68	—
SA Large Cap Growth Index	9	1,144	805,556	5.68	—
SA Large Cap Index	9	4,501	3,169,444	5.68	—
SA Large Cap Value Index	25	3,002	761,000	5.68	—
SA MFS Large Cap Growth	10	3,680	2,332,500	5.68	—
SA MFS Massachusetts Investors Trust	10	6,777	4,295,000	5.68	—
SA MFS Total Return	1	83	525,000	5.68	—
SA Mid Cap Index	1	126	800,000	5.68	—
SA Morgan Stanley International Equities	1	154	975,000	5.68	—
SA PIMCO Global Bond Opportunities	25	4,445	1,127,000	5.68	—
SA PIMCO RAE International Value	22	8,682	2,501,136	5.68	100,000
SA Putnam International Value	21	1,574	475,000	5.68	4,350,000
SA Small Cap Index	4	268	425,000	5.68	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2025, none of the Portfolios participated in this program.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 12 — Other Matters
    On June 26, 2025, Corebridge, SunAmerica’s ultimate parent company, and Venerable Holdings, Inc. (“Venerable”) announced that they entered into a definitive agreement, pursuant to which Venerable will acquire SunAmerica (the “Transaction”).  On September 18, 2025, the Board of Trustees approved a new substantially identical Investment Advisory and Management Agreement with SunAmerica with respect to the Portfolios, which will be presented to the shareholders of each Portfolio for approval.  The Transaction is expected to close in the fourth quarter of 2025, pending satisfaction of all closing conditions.  The Transaction is not expected to result in any change in the portfolio management of the Portfolios or in the Portfolios’ investment objectives or policies.
Note 13 — Portfolio Mergers
    Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA T. Rowe Price Growth Stock Portfolio (a “Target Portfolio”), a series of Seasons Series Trust, were transferred in a tax-free exchange to the SA MFS Large Cap Growth Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA MFS Large Cap Growth Portfolio. The reorganization was consummated on April 28, 2025.
    Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA BlackRock VCP Global Multi Asset Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA VCP Dynamic Allocation Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA VCP Dynamic Allocation Portfolio. The reorganization was consummated on April 28, 2025.
    Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA PIMCO VCP Tactical Balanced Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA VCP Dynamic Allocation Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA VCP Dynamic Allocation Portfolio. The reorganization was consummated on April 28, 2025.
    The table below shows the following information for of the Reorganizations:
•	The exchange ratio of shares of each Target Portfolio that were exchanged tax-free for shares of the Acquiring Portfolio.
•	The number and value of shares of the Acquiring Portfolio issued in connection with the acquisition of each Target Portfolio.
•	The value and identified cost, including cash, as of the respective Reorganization Date of the assets in the investment portfolio of each Target Portfolio. These were the principal assets acquired by the Acquiring Portfolio.
Acquiring Portfolio	Target Portfolio	Exchange Ratio	Number of Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Value of Assets in the Investment Portfolio of the Target Portfolio	Cost of Assets in the Investment Portfolio of the Target Portfolio
SA MFS Large Cap Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio				$181,463,916	$140,131,659
Class 1		0.7895	8,723,920	$132,500,092
Class 2		0.6750	1,782,816	26,781,686
Class 3		0.6118	1,490,965	21,985,668
SA VCP Dynamic Allocation Portfolio	SA BlackRock VCP Global Multi Asset Portfolio				601,359,358	601,308,605
Class 1		0.8537	29,344	341,546
Class 3		0.8526	51,736,100	602,347,888
SA VCP Dynamic Allocation Portfolio	SA PIMCO VCP Tactical Balanced Portfolio				810,466,640	810,466,640
Class 1		0.7827	8,221	95,685
Class 3		0.7738	69,523,055	809,436,080
    For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the Target Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the Reorganization:
SA MFS Large Cap Growth Portfolio (formerly SA MFS Blue Chip Growth Portfolio)
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA T. Rowe Price Growth Stock Portfolio
Class 1	11,049,342	$132,500,092	$11.99	$26,259,229
Class 2	2,641,074	$26,781,686	$10.14	$214,408
Class 3	2,436,852	$21,985,668	$9.02	$14,858,620
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA MFS Large Cap Growth Portfolio
Class 1	24,270,708	$368,627,676	$15.19	$129,204,440
Class 2	200,424	$3,010,802	$15.02	$2,900,577
Class 3	14,146,389	$208,602,581	$14.75	$39,987,940
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA MFS Large Cap Growth Portfolio
Class 1	32,994,612	$501,127,768	$15.19	$155,463,669
Class 2	1,983,240	$29,792,488	$15.02	$3,114,985
Class 3	15,637,354	$230,588,249	$14.75	$54,846,560
SA VCP Dynamic Allocation Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA BlackRock VCP Global Multi Asset Portfolio
Class 1	34,373	$ 341,546	$9.94	$ (51,948)
Class 3	60,683,238	$602,347,888	$9.93	$ 102,701
SA PIMCO VCP Tactical Balanced Portfolio
Class 1	10,503	$ 95,685	$9.11	$ -
Class 3	89,850,487	$809,436,080	$9.01	$ -
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Allocation Portfolio
Class 1	40,236	$ 468,327	$11.64	$ (59,869)
Class 3	638,617,357	$7,435,231,792	$11.64	$191,414,698
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Allocation Portfolio
Class 1	77,797	$ 905,558	$11.64	$ (111,817)
Class 3	760,052,900	$8,847,015,760	$11.64	$191,517,399
    Assuming the Reorganizations had been completed at February 1, 2025 the beginning of the annual reporting period for the acquiring portfolio, the unadited pro forma results operations for the period ended July 31, 2025, are as follows:
Acquiring Portfolio	Net Investment Income (loss)	Net Realized/unrealized gains (losses)	Change in Net Assets Resulting from Operations
SA MFS Large Cap Growth Portfolio	$(399,154)	$ 53,824,250	$ 53,425,096
SA VCP Dynamic Allocation Portfolio	17,718,829	238,837,127	256,555,956
    Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Portfolios that have been included in the Statement of Operations since the Reorganization Dates.

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA AB Growth Portfolio — Class 1
01/31/21	$50.70	$(0.06)	$15.88	$15.82	$—	$(5.58)	$(5.58)	$60.94	31.55%	$1,263,528	0.64%	0.64%	(0.10)%	25%
01/31/22	60.94	(0.14)	12.31	12.17	—	(5.77)	(5.77)	67.34	19.15	1,263,728	0.62	0.62	(0.20)	21
01/31/23	67.34	(0.05)	(11.00)	(11.05)	—	(9.25)	(9.25)	47.04	(14.81)	1,006,381	0.63	0.63	(0.09)	32
01/31/24	47.04	0.01	13.63	13.64	—	(3.99)	(3.99)	56.69	30.18	1,051,608	0.63	0.63	0.01	22
01/31/25	56.69	(0.06)	14.15	14.09	—	(6.63)	(6.63)	64.15	25.07	1,042,939	0.63	0.63	(0.10)	26
07/31/25@	64.15	(0.02)	3.01	2.99	—	—	—	67.14	4.66	1,078,717	0.63(3)	0.63(3)	(0.07)(3)	14
SA AB Growth Portfolio — Class 2
01/31/21	50.18	(0.14)	15.70	15.56	—	(5.58)	(5.58)	60.16	31.36	89,625	0.79	0.79	(0.25)	25
01/31/22	60.16	(0.25)	12.17	11.92	—	(5.77)	(5.77)	66.31	18.98	92,511	0.77	0.77	(0.35)	21
01/31/23	66.31	(0.13)	(10.85)	(10.98)	—	(9.25)	(9.25)	46.08	(14.94)	71,481	0.78	0.78	(0.24)	32
01/31/24	46.08	(0.07)	13.33	13.26	—	(3.99)	(3.99)	55.35	29.98	80,211	0.78	0.78	(0.14)	22
01/31/25	55.35	(0.15)	13.81	13.66	—	(6.63)	(6.63)	62.38	24.90	84,277	0.78	0.78	(0.25)	26
07/31/25@	62.38	(0.07)	2.93	2.86	—	—	—	65.24	4.58	77,980	0.78(3)	0.78(3)	(0.22)(3)	14
SA AB Growth Portfolio — Class 3
01/31/21	49.42	(0.19)	15.45	15.26	—	(5.58)	(5.58)	59.10	31.23	523,827	0.89	0.89	(0.35)	25
01/31/22	59.10	(0.31)	11.96	11.65	—	(5.77)	(5.77)	64.98	18.86	603,138	0.87	0.87	(0.46)	21
01/31/23	64.98	(0.18)	(10.66)	(10.84)	—	(9.25)	(9.25)	44.89	(15.04)	540,157	0.88	0.88	(0.34)	32
01/31/24	44.89	(0.12)	12.97	12.85	—	(3.99)	(3.99)	53.75	29.86	622,829	0.88	0.88	(0.24)	22
01/31/25	53.75	(0.21)	13.40	13.19	—	(6.63)	(6.63)	60.31	24.76	706,980	0.88	0.88	(0.35)	26
07/31/25@	60.31	(0.09)	2.83	2.74	—	—	—	63.05	4.54	700,979	0.88(3)	0.88(3)	(0.32)(3)	14
SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/21	14.10	0.10	1.38	1.48	(0.10)	(0.31)	(0.41)	15.17	10.90(4)	125,104	0.97	0.95	0.83	69
01/31/22	15.17	0.17	4.25	4.42	(0.12)	(0.12)	(0.24)	19.35	29.09	152,224	0.96	0.91	0.90	58
01/31/23	19.35	0.14	(1.24)	(1.10)	(0.20)	(4.48)	(4.68)	13.57	(2.60)	126,040	0.97	0.92	0.86	41
01/31/24	13.57	0.09	0.10	0.19	(0.12)	(1.13)	(1.25)	12.51	3.01	108,028	0.97	0.92	0.75	50
01/31/25	12.51	0.09	2.02	2.11	(0.09)	(0.88)	(0.97)	13.65	16.81	97,404	0.97	0.91	0.70	56
07/31/25@	13.65	0.06	(0.66)	(0.60)	—	—	—	13.05	(4.40)	88,753	0.98(3)	0.91(3)	0.92(3)	44
SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/21	14.09	0.09	1.37	1.46	(0.08)	(0.31)	(0.39)	15.16	10.72(4)	9,921	1.12	1.10	0.71	69
01/31/22	15.16	0.14	4.25	4.39	(0.10)	(0.12)	(0.22)	19.33	28.91	10,768	1.11	1.06	0.74	58
01/31/23	19.33	0.12	(1.24)	(1.12)	(0.16)	(4.48)	(4.64)	13.57	(2.70)	9,265	1.12	1.07	0.71	41
01/31/24	13.57	0.08	0.09	0.17	(0.10)	(1.13)	(1.23)	12.51	2.82	8,640	1.12	1.07	0.60	50
01/31/25	12.51	0.07	2.01	2.08	(0.07)	(0.88)	(0.95)	13.64	16.56	8,773	1.12	1.06	0.54	56
07/31/25@	13.64	0.05	(0.65)	(0.60)	—	—	—	13.04	(4.40)	7,677	1.13(3)	1.06(3)	0.77(3)	44
SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/21	13.95	0.07	1.36	1.43	(0.07)	(0.31)	(0.38)	15.00	10.60(4)	415,983	1.22	1.20	0.60	69
01/31/22	15.00	0.12	4.21	4.33	(0.09)	(0.12)	(0.21)	19.12	28.78	447,232	1.21	1.16	0.64	58
01/31/23	19.12	0.10	(1.23)	(1.13)	(0.15)	(4.48)	(4.63)	13.36	(2.85)	407,885	1.22	1.17	0.61	41
01/31/24	13.36	0.06	0.09	0.15	(0.08)	(1.13)	(1.21)	12.30	2.75	378,460	1.22	1.17	0.50	50
01/31/25	12.30	0.06	1.98	2.04	(0.06)	(0.88)	(0.94)	13.40	16.51	400,209	1.22	1.16	0.44	56
07/31/25@	13.40	0.04	(0.64)	(0.60)	—	—	—	12.80	(4.48)	380,057	1.23(3)	1.16(3)	0.66(3)	44

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	The Portfolio’s performance figure was increased by 0.44% from gains on the disposal of investments due to a trading error.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
10/13/20-01/31/21†	$15.00	$0.06	$0.90	$0.96	$(0.08)	$—	$(0.08)	$15.88	6.43%	$106	2.95%(3)	0.26%(3)	1.25%(3)	13%
01/31/22	15.88	0.24	1.10	1.34	(0.25)	(0.67)	(0.92)	16.30	8.23	115	1.17	0.29	1.40	80
01/31/23	16.30	0.29	(1.50)	(1.21)	(0.27)	(0.15)	(0.42)	14.67	(7.28)	193	0.84	0.30	2.06	61
01/31/24	14.67	0.36	1.06	1.42	(0.32)	—	(0.32)	15.77	9.75	214	0.80	0.32	2.41	64
01/31/25	15.77	0.36	1.90	2.26	—	—	—	18.03	14.33	185	0.77	0.34	2.14	53
07/31/25@	18.03	0.20	0.57	0.77	—	—	—	18.80	4.27	190	0.77(3)	0.35(3)	2.24(3)	57
SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
10/13/20-01/31/21†	15.00	0.04	0.91	0.95	(0.08)	—	(0.08)	15.87	6.33	19,715	3.37(3)	0.55(3)	0.94(3)	13
01/31/22	15.87	0.19	1.11	1.30	(0.22)	(0.67)	(0.89)	16.28	7.98	60,389	1.36	0.54	1.17	80
01/31/23	16.28	0.27	(1.52)	(1.25)	(0.24)	(0.15)	(0.39)	14.64	(7.52)	83,072	1.09	0.55	1.85	61
01/31/24	14.64	0.30	1.09	1.39	(0.29)	—	(0.29)	15.74	9.55	96,924	1.05	0.57	2.00	64
01/31/25	15.74	0.32	1.88	2.20	—	—	—	17.94	13.98	108,780	1.02	0.59	1.89	53
07/31/25@	17.94	0.18	0.57	0.75	—	—	—	18.69	4.18	115,068	1.02(3)	0.60(3)	2.00(3)	57

†	Commencement of operations.
@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Emerging Markets Equity Index Portfolio — Class 1
01/31/21	$14.25	$0.20	$3.74	$3.94	$(0.33)	$—	$(0.33)	$17.86	27.92%	$116,309	0.68%	0.58%	1.35%	22%
01/31/22	17.86	0.27	(1.45)	(1.18)	(0.17)	—	(0.17)	16.51	(6.63)	96,121	0.68	0.58	1.51	6
01/31/23	16.51	0.32	(2.49)	(2.17)	(0.26)	—	(0.26)	14.08	(12.91)	80,212	0.85	0.58	2.28	5
01/31/24	14.08	0.28	(0.97)	(0.69)	(0.35)	—	(0.35)	13.04	(4.86)	68,169	0.83	0.58	2.10	4
01/31/25	13.04	0.30	1.47	1.77	(0.31)	—	(0.31)	14.50	13.46	71,192	0.83	0.58	2.05	11
07/31/25@	14.50	0.20	2.03	2.23	—	—	—	16.73	15.38	82,304	0.97(3)	0.58(3)	2.67(3)	12
SA Emerging Markets Equity Index Portfolio — Class 3
01/31/21	14.21	0.15	3.73	3.88	(0.31)	—	(0.31)	17.78	27.61	8,255	0.92	0.83	1.06	22
01/31/22	17.78	0.22	(1.43)	(1.21)	(0.16)	—	(0.16)	16.41	(6.85)	13,994	0.95	0.83	1.31	6
01/31/23	16.41	0.27	(2.47)	(2.20)	(0.23)	—	(0.23)	13.98	(13.15)	17,124	1.11	0.83	2.01	5
01/31/24	13.98	0.24	(0.96)	(0.72)	(0.32)	—	(0.32)	12.94	(5.10)	17,699	1.08	0.83	1.83	4
01/31/25	12.94	0.26	1.46	1.72	(0.28)	—	(0.28)	14.38	13.16	20,790	1.08	0.83	1.79	11
07/31/25@	14.38	0.18	2.01	2.19	—	—	—	16.57	15.23	21,377	1.21(3)	0.83(3)	2.38(3)	12
SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/21	13.79	0.50	0.36	0.86	(0.57)	(0.20)	(0.77)	13.88	6.28	483,921	0.55	0.55	3.63	22
01/31/22	13.88	0.46	(0.69)	(0.23)	(0.43)	(0.04)	(0.47)	13.18	(1.73)	500,170	0.54	0.54	3.31	14
01/31/23	13.18	0.43	(1.54)	(1.11)	(0.47)	(0.04)	(0.51)	11.56	(8.11)	416,041	0.55	0.55	3.57	34
01/31/24	11.56	0.42	0.02	0.44	(0.42)	—	(0.42)	11.58	4.04	399,903	0.55	0.55	3.70	5
01/31/25	11.58	0.43	(0.09)	0.34	(0.40)	—	(0.40)	11.52	2.89	420,488	0.55	0.55	3.72	10
07/31/25@	11.52	0.23	0.16	0.39	—	—	—	11.91	3.39	444,407	0.55(3)	0.55(3)	3.91(3)	11
SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/21	13.78	0.48	0.37	0.85	(0.55)	(0.20)	(0.75)	13.88	6.19	16,967	0.70	0.70	3.49	22
01/31/22	13.88	0.44	(0.69)	(0.25)	(0.41)	(0.04)	(0.45)	13.18	(1.89)	14,538	0.69	0.69	3.17	14
01/31/23	13.18	0.41	(1.53)	(1.12)	(0.45)	(0.04)	(0.49)	11.57	(8.23)	11,344	0.70	0.70	3.42	34
01/31/24	11.57	0.40	0.02	0.42	(0.40)	—	(0.40)	11.59	3.84	10,378	0.70	0.70	3.56	5
01/31/25	11.59	0.42	(0.10)	0.32	(0.38)	—	(0.38)	11.53	2.72	9,767	0.70	0.70	3.57	10
07/31/25@	11.53	0.22	0.16	0.38	—	—	—	11.91	3.30	10,262	0.70(3)	0.70(3)	3.76(3)	11
SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/21	13.69	0.46	0.37	0.83	(0.54)	(0.20)	(0.74)	13.78	6.08	933,036	0.80	0.80	3.38	22
01/31/22	13.78	0.41	(0.68)	(0.27)	(0.40)	(0.04)	(0.44)	13.07	(2.01)	1,058,966	0.79	0.79	3.06	14
01/31/23	13.07	0.39	(1.52)	(1.13)	(0.44)	(0.04)	(0.48)	11.46	(8.38)	908,233	0.80	0.80	3.31	34
01/31/24	11.46	0.39	0.02	0.41	(0.39)	—	(0.39)	11.48	3.80	973,952	0.80	0.80	3.45	5
01/31/25	11.48	0.40	(0.10)	0.30	(0.37)	—	(0.37)	11.41	2.60	1,060,656	0.80	0.80	3.47	10
07/31/25@	11.41	0.21	0.16	0.37	—	—	—	11.78	3.24	1,077,935	0.80(3)	0.80(3)	3.65(3)	11

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fidelity Institutional AM® Global Equities Portfolio — Class 1(3)
01/31/21	$18.52	$0.35	$1.60	$1.95	$(0.27)	$(0.50)	$(0.77)	$19.70	10.85%	$332,093	0.79%	0.79%	2.00%	74%
01/31/22	19.70	0.27	3.41	3.68	(0.39)	—	(0.39)	22.99	18.63	321,424	0.80	0.80	1.17	49
01/31/23	22.99	0.30	(2.10)	(1.80)	(0.37)	(3.62)	(3.99)	17.20	(5.92)	258,370	0.82	0.82	1.53	32
01/31/24	17.20	0.19	2.81	3.00	(0.28)	(0.62)	(0.90)	19.30	18.05	259,066	0.83	0.83	1.04	54
01/31/25	19.30	0.19	4.11	4.30	(0.29)	(1.56)	(1.85)	21.75	22.25	251,440	0.83	0.83	0.90	66
07/31/25@	21.75	0.14	1.77	1.91	—	—	—	23.66	8.78	275,492	0.82(4)	0.82(4)	1.32(4)	84
SA Fidelity Institutional AM® Global Equities Portfolio — Class 2(3)
01/31/21	18.48	0.33	1.59	1.92	(0.24)	(0.50)	(0.74)	19.66	10.68	3,134	0.94	0.94	1.85	74
01/31/22	19.66	0.23	3.40	3.63	(0.36)	—	(0.36)	22.93	18.41	3,182	0.95	0.95	1.02	49
01/31/23	22.93	0.27	(2.09)	(1.82)	(0.33)	(3.62)	(3.95)	17.16	(6.06)	2,596	0.97	0.97	1.38	32
01/31/24	17.16	0.16	2.81	2.97	(0.25)	(0.62)	(0.87)	19.26	17.90	2,589	0.98	0.98	0.89	54
01/31/25	19.26	0.16	4.09	4.25	(0.26)	(1.56)	(1.82)	21.69	22.02	2,803	0.98	0.98	0.73	66
07/31/25@	21.69	0.13	1.76	1.89	—	—	—	23.58	8.71	2,808	0.97(4)	0.97(4)	1.18(4)	84
SA Fidelity Institutional AM® Global Equities Portfolio — Class 3(3)
01/31/21	18.35	0.30	1.58	1.88	(0.23)	(0.50)	(0.73)	19.50	10.53	40,619	1.04	1.04	1.73	74
01/31/22	19.50	0.20	3.38	3.58	(0.35)	—	(0.35)	22.73	18.32	52,707	1.05	1.05	0.90	49
01/31/23	22.73	0.24	(2.07)	(1.83)	(0.32)	(3.62)	(3.94)	16.96	(6.19)	48,427	1.07	1.07	1.26	32
01/31/24	16.96	0.14	2.78	2.92	(0.23)	(0.62)	(0.85)	19.03	17.84	53,419	1.08	1.08	0.78	54
01/31/25	19.03	0.13	4.04	4.17	(0.24)	(1.56)	(1.80)	21.40	21.89	59,625	1.08	1.08	0.63	66
07/31/25@	21.40	0.11	1.75	1.86	—	—	—	23.26	8.69	61,241	1.07(4)	1.07(4)	1.07(4)	84
SA Fidelity Institutional AM® International Growth Portfolio — Class 1
01/31/21	16.67	0.06	3.55	3.61	(0.06)	(0.57)	(0.63)	19.65	21.78	346,993	0.86	0.88	0.34	156
01/31/22	19.65	0.01	0.36	0.37	(0.01)	(1.53)	(1.54)	18.48	0.89	320,077	0.87	0.87	0.04	146
01/31/23	18.48	0.05	(2.08)	(2.03)	—	(1.60)	(1.60)	14.85	(9.58)	247,531	0.87	0.87	0.30	93
01/31/24	14.85	0.05	2.47	2.52	(0.05)	—	(0.05)	17.32	17.04	237,825	0.87	0.87	0.32	75
01/31/25	17.32	0.05	2.02	2.07	(0.06)	(0.25)	(0.31)	19.08	11.96	216,229	0.89(5)	0.89(5)	0.29	83
07/31/25@	19.08	0.11	2.11	2.22	—	—	—	21.30	11.64	245,656	0.90(4)	0.89(4)	1.13(4)	64
SA Fidelity Institutional AM® International Growth Portfolio — Class 3
01/31/21	16.67	0.00	3.55	3.55	(0.03)	(0.57)	(0.60)	19.62	21.44	3,959	1.10	1.13	0.00	156
01/31/22	19.62	(0.06)	0.38	0.32	—	(1.53)	(1.53)	18.41	0.66	10,010	1.12	1.12	(0.30)	146
01/31/23	18.41	0.01	(2.07)	(2.06)	—	(1.60)	(1.60)	14.75	(9.79)	11,836	1.12	1.12	0.02	93
01/31/24	14.75	0.00	2.46	2.46	(0.03)	—	(0.03)	17.18	16.68	15,820	1.12	1.12	0.02	75
01/31/25	17.18	0.00	2.01	2.01	(0.02)	(0.25)	(0.27)	18.92	11.71	17,839	1.14(5)	1.14(5)	0.00	83
07/31/25@	18.92	0.08	2.09	2.17	—	—	—	21.09	11.47	19,181	1.15(4)	1.14(4)	0.85(4)	64

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to July 28, 2025, the Portfolio was known as SA JPMorgan Global Equities Portfolio.
(4)	Annualized
(5)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/21	$14.14	$0.22	$(0.74)	$(0.52)	$(0.25)	$(0.57)	$(0.82)	$12.80	(3.60)%	$101,995	0.82%	0.82%	1.78%	46%
01/31/22	12.80	0.15	3.60	3.75	(0.23)	—	(0.23)	16.32	29.24	119,157	0.82	0.82	0.93	28
01/31/23	16.32	0.26	(2.40)	(2.14)	(0.14)	(1.18)	(1.32)	12.86	(11.91)	123,498	0.83	0.83	1.92	45
01/31/24	12.86	0.29	(0.60)	(0.31)	(0.27)	(0.69)	(0.96)	11.59	(1.42)	113,301	0.84	0.84	2.42	38
01/31/25	11.59	0.26	1.39	1.65	(0.29)	—	(0.29)	12.95	14.19	112,978	0.83	0.83	2.11	39
07/31/25@	12.95	0.19	(0.64)	(0.45)	—	—	—	12.50	(3.47)	111,165	0.85(3)	0.85(3)	3.05(3)	20
SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/21	14.10	0.20	(0.73)	(0.53)	(0.23)	(0.57)	(0.80)	12.77	(3.70)	4,061	0.97	0.97	1.60	46
01/31/22	12.77	0.13	3.59	3.72	(0.21)	—	(0.21)	16.28	29.07	4,283	0.97	0.97	0.80	28
01/31/23	16.28	0.24	(2.40)	(2.16)	(0.11)	(1.18)	(1.29)	12.83	(12.07)	3,391	0.98	0.98	1.68	45
01/31/24	12.83	0.27	(0.60)	(0.33)	(0.25)	(0.69)	(0.94)	11.56	(1.63)	2,933	0.99	0.99	2.28	38
01/31/25	11.56	0.25	1.38	1.63	(0.27)	—	(0.27)	12.92	14.06	2,785	0.97	0.97	2.01	39
07/31/25@	12.92	0.18	(0.64)	(0.46)	—	—	—	12.46	(3.56)	2,576	1.00(3)	1.00(3)	2.88(3)	20
SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/21	14.00	0.18	(0.73)	(0.55)	(0.22)	(0.57)	(0.79)	12.66	(3.89)	173,750	1.07	1.07	1.49	46
01/31/22	12.66	0.11	3.57	3.68	(0.20)	—	(0.20)	16.14	28.99	178,847	1.07	1.07	0.72	28
01/31/23	16.14	0.22	(2.37)	(2.15)	(0.10)	(1.18)	(1.28)	12.71	(12.16)	162,316	1.08	1.08	1.59	45
01/31/24	12.71	0.26	(0.60)	(0.34)	(0.24)	(0.69)	(0.93)	11.44	(1.74)	141,344	1.09	1.09	2.18	38
01/31/25	11.44	0.22	1.39	1.61	(0.26)	—	(0.26)	12.79	14.00	140,684	1.08	1.08	1.81	39
07/31/25@	12.79	0.17	(0.63)	(0.46)	—	—	—	12.33	(3.60)	132,837	1.10(3)	1.10(3)	2.76(3)	20
SA Fixed Income Index Portfolio — Class 1
01/31/21	10.99	0.24	0.33	0.57	(0.24)	(0.04)	(0.28)	11.28	5.18	518,860	0.36	0.34	2.06	22
01/31/22	11.28	0.21	(0.56)	(0.35)	(0.23)	(0.13)	(0.36)	10.57	(3.13)	481,451	0.35	0.34	1.88	16
01/31/23	10.57	0.22	(1.08)	(0.86)	(0.19)	(0.03)	(0.22)	9.49	(7.99)	461,756	0.36	0.34	2.30	19
01/31/24	9.49	0.27	(0.06)	0.21	(0.22)	—	(0.22)	9.48	2.35	452,506	0.36	0.34	2.84	12
01/31/25	9.48	0.30	(0.13)	0.17	(0.28)	—	(0.28)	9.37	1.74	444,588	0.36	0.34	3.14	13
07/31/25@	9.37	0.17	0.11	0.28	—	—	—	9.65	2.99	459,018	0.40(3)	0.34(3)	3.57(3)	66
SA Fixed Income Index Portfolio — Class 3
01/31/21	10.96	0.20	0.34	0.54	(0.23)	(0.04)	(0.27)	11.23	4.93	63,869	0.60	0.59	1.79	22
01/31/22	11.23	0.18	(0.55)	(0.37)	(0.22)	(0.13)	(0.35)	10.51	(3.38)	79,032	0.60	0.59	1.63	16
01/31/23	10.51	0.20	(1.07)	(0.87)	(0.17)	(0.03)	(0.20)	9.44	(8.18)	79,600	0.61	0.59	2.05	19
01/31/24	9.44	0.24	(0.06)	0.18	(0.20)	—	(0.20)	9.42	2.02	91,013	0.61	0.59	2.60	12
01/31/25	9.42	0.27	(0.13)	0.14	(0.25)	—	(0.25)	9.31	1.50	90,757	0.61	0.59	2.89	13
07/31/25@	9.31	0.16	0.10	0.26	—	—	—	9.57	2.79	93,308	0.65(3)	0.59(3)	3.32(3)	66

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fixed Income Intermediate Index Portfolio — Class 1
01/31/21	$10.51	$0.19	$0.28	$0.47	$(0.20)	$—	$(0.20)	$10.78	4.48%	$369,686	0.36%	0.34%	1.77%	16%
01/31/22	10.78	0.15	(0.42)	(0.27)	(0.14)	(0.01)	(0.15)	10.36	(2.51)	479,748	0.35	0.34	1.38	16
01/31/23	10.36	0.17	(0.62)	(0.45)	(0.14)	(0.00)	(0.14)	9.77	(4.28)	474,835	0.36	0.34	1.73	24
01/31/24	9.77	0.24	0.08	0.32	(0.17)	—	(0.17)	9.92	3.38	450,305	0.36	0.34	2.46	15
01/31/25	9.92	0.28	0.04	0.32	(0.28)	—	(0.28)	9.96	3.23	419,991	0.36	0.34	2.83	18
07/31/25@	9.96	0.17	0.13	0.30	—	—	—	10.26	3.01	438,375	0.41(3)	0.33(3)	3.31(3)	70
SA Fixed Income Intermediate Index Portfolio — Class 3
01/31/21	10.49	0.16	0.28	0.44	(0.19)	—	(0.19)	10.74	4.18	32,017	0.61	0.59	1.51	16
01/31/22	10.74	0.12	(0.43)	(0.31)	(0.11)	(0.01)	(0.12)	10.31	(2.83)	39,760	0.60	0.59	1.13	16
01/31/23	10.31	0.14	(0.61)	(0.47)	(0.12)	(0.00)	(0.12)	9.72	(4.52)	41,870	0.61	0.59	1.48	24
01/31/24	9.72	0.21	0.09	0.30	(0.15)	—	(0.15)	9.87	3.18	48,807	0.61	0.59	2.21	15
01/31/25	9.87	0.26	0.03	0.29	(0.26)	—	(0.26)	9.90	2.91	51,850	0.61	0.59	2.59	18
07/31/25@	9.90	0.15	0.14	0.29	—	—	—	10.19	2.93	55,475	0.66(3)	0.58(3)	3.06(3)	70
SA Franklin BW U.S. Large Cap Value Portfolio — Class 1
01/31/21	20.13	0.39	0.01	0.40	(0.40)	(1.15)	(1.55)	18.98	2.46	909,235	0.75	0.70	2.16	79
01/31/22	18.98	0.35	5.16	5.51	(0.43)	(0.16)	(0.59)	23.90	28.99	993,576	0.75	0.70	1.53	58
01/31/23	23.90	0.45	0.12	0.57	(0.41)	(3.92)	(4.33)	20.14	3.71	874,782	0.75	0.70	2.05	49
01/31/24	20.14	0.40	0.21	0.61	(0.49)	(1.94)	(2.43)	18.32	4.57	752,273	0.75	0.70	2.14	43
01/31/25	18.32	0.39	3.81	4.20	(0.45)	(0.22)	(0.67)	21.85	22.93	755,245	0.75	0.70	1.92	60
07/31/25@	21.85	0.19	0.05	0.24	—	—	—	22.09	1.10	752,537	0.76(3)	0.70(3)	1.78(3)	40
SA Franklin BW U.S. Large Cap Value Portfolio — Class 2
01/31/21	20.14	0.36	0.02	0.38	(0.37)	(1.15)	(1.52)	19.00	2.34	40,366	0.90	0.85	2.02	79
01/31/22	19.00	0.32	5.15	5.47	(0.40)	(0.16)	(0.56)	23.91	28.75	45,417	0.90	0.85	1.38	58
01/31/23	23.91	0.42	0.12	0.54	(0.37)	(3.92)	(4.29)	20.16	3.57	40,173	0.90	0.85	1.90	49
01/31/24	20.16	0.37	0.21	0.58	(0.45)	(1.94)	(2.39)	18.35	4.42	38,128	0.90	0.85	1.99	43
01/31/25	18.35	0.36	3.81	4.17	(0.42)	(0.22)	(0.64)	21.88	22.73	39,804	0.90	0.85	1.77	60
07/31/25@	21.88	0.17	0.04	0.21	—	—	—	22.09	0.96	38,604	0.91(3)	0.85(3)	1.63(3)	40
SA Franklin BW U.S. Large Cap Value Portfolio — Class 3
01/31/21	20.01	0.34	0.01	0.35	(0.35)	(1.15)	(1.50)	18.86	2.20	471,406	1.00	0.95	1.92	79
01/31/22	18.86	0.30	5.11	5.41	(0.38)	(0.16)	(0.54)	23.73	28.65	511,607	1.00	0.95	1.28	58
01/31/23	23.73	0.40	0.11	0.51	(0.34)	(3.92)	(4.26)	19.98	3.47	443,551	1.00	0.95	1.80	49
01/31/24	19.98	0.35	0.20	0.55	(0.43)	(1.94)	(2.37)	18.16	4.28	426,547	1.00	0.95	1.89	43
01/31/25	18.16	0.34	3.77	4.11	(0.40)	(0.22)	(0.62)	21.65	22.63	440,003	1.00	0.95	1.67	60
07/31/25@	21.65	0.16	0.04	0.20	—	—	—	21.85	0.92	420,934	1.01(3)	0.95(3)	1.53(3)	40

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Small Company Value Portfolio — Class 1
01/31/21	$18.07	$0.22	$1.68	$1.90	$(0.21)	$(0.91)	$(1.12)	$18.85	11.24%	$155,162	1.02%	0.97%	1.36%	77%
01/31/22	18.85	0.13	3.69	3.82	(0.25)	(1.21)	(1.46)	21.21	19.85	143,267	1.01	0.96	0.60	50
01/31/23	21.21	0.09	(0.33)	(0.24)	(0.14)	(4.23)	(4.37)	16.60	1.11	126,372	1.03	0.97	0.47	52
01/31/24	16.60	0.14	(0.25)	(0.11)	(0.08)	(1.15)	(1.23)	15.26	0.32	105,889	1.05	0.95	0.92	63
01/31/25	15.26	0.17	2.59	2.76	(0.16)	(0.45)	(0.61)	17.41	17.92	106,222	1.03	0.93	1.00	55
07/31/25@	17.41	0.09	(0.60)	(0.51)	—	—	—	16.90	(2.93)	102,273	1.05(3)	0.95(3)	1.13(3)	28
SA Franklin Small Company Value Portfolio — Class 3
01/31/21	17.87	0.17	1.66	1.83	(0.17)	(0.91)	(1.08)	18.62	10.92	196,232	1.27	1.22	1.09	77
01/31/22	18.62	0.08	3.63	3.71	(0.20)	(1.21)	(1.41)	20.92	19.54	212,477	1.26	1.21	0.36	50
01/31/23	20.92	0.04	(0.33)	(0.29)	(0.08)	(4.23)	(4.31)	16.32	0.86	191,890	1.28	1.22	0.23	52
01/31/24	16.32	0.10	(0.24)	(0.14)	(0.04)	(1.15)	(1.19)	14.99	0.09	178,308	1.30	1.20	0.67	63
01/31/25	14.99	0.12	2.54	2.66	(0.12)	(0.45)	(0.57)	17.08	17.58	188,163	1.28	1.18	0.75	55
07/31/25@	17.08	0.07	(0.58)	(0.51)	—	—	—	16.57	(2.99)	180,895	1.30(3)	1.20(3)	0.86(3)	28
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 1
01/31/21	16.00	0.26	1.28	1.54	(0.26)	(0.14)	(0.40)	17.14	9.60	148,051	0.66	0.67	1.62	32
01/31/22	17.14	0.27	3.31	3.58	(0.01)	—	(0.01)	20.71	20.90	156,026	0.57	0.57	1.34	32
01/31/23	20.71	0.27	(1.08)	(0.81)	(0.34)	(2.17)	(2.51)	17.39	(3.06)	129,967	0.58	0.58	1.42	105
01/31/24	17.39	0.18	2.85	3.03	(0.27)	(1.72)	(1.99)	18.43	18.84	129,228	0.60	0.60	1.00	85
01/31/25	18.43	0.16	5.35	5.51	(0.14)	(0.55)	(0.69)	23.25	29.94	208,466	0.56	0.56	0.76	66
07/31/25@	23.25	0.09	0.87	0.96	—	—	—	24.21	4.13	286,730	0.53(3)	0.53(3)	0.84(3)	42
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 3
01/31/21	15.99	0.19	1.29	1.48	(0.23)	(0.14)	(0.37)	17.10	9.27	2,284	0.93	0.93	1.25	32
01/31/22	17.10	0.21	3.33	3.54	—	—	—	20.64	20.70	5,840	0.82	0.82	1.07	32
01/31/23	20.64	0.21	(1.07)	(0.86)	(0.31)	(2.17)	(2.48)	17.30	(3.31)	8,177	0.83	0.83	1.13	105
01/31/24	17.30	0.13	2.83	2.96	(0.24)	(1.72)	(1.96)	18.30	18.53	13,904	0.85	0.85	0.72	85
01/31/25	18.30	0.11	5.30	5.41	(0.11)	(0.55)	(0.66)	23.05	29.60	22,229	0.81	0.81	0.51	66
07/31/25@	23.05	0.07	0.85	0.92	—	—	—	23.97	3.99	24,671	0.78(3)	0.78(3)	0.60(3)	42

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1
01/31/21	$13.78	$0.35	$1.21	$1.56	$(0.32)	$(1.77)	$(2.09)	$13.25	11.91%	$210,465	0.64%	0.64%	2.73%	80%
01/31/22	13.25	0.25	2.27	2.52	(0.35)	(0.94)	(1.29)	14.48	18.78	190,080	0.66	0.66	1.65	166
01/31/23	14.48	0.21	(0.39)	(0.18)	(0.27)	(3.24)	(3.51)	10.79	0.36	158,051	0.65	0.65	1.60	111
01/31/24	10.79	0.18	0.38	0.56	(0.19)	—	(0.19)	11.16	5.35	136,794	0.65	0.65	1.72	101
01/31/25	11.16	0.20	2.31	2.51	(0.16)	—	(0.16)	13.51	22.50	267,410	0.64	0.64	1.57	68
07/31/25@	13.51	0.09	0.08	0.17	—	—	—	13.68	1.26	337,430	0.64(3)	0.64(3)	1.45(3)	42
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 2
01/31/21	13.75	0.33	1.20	1.53	(0.29)	(1.77)	(2.06)	13.22	11.74	5,359	0.79	0.79	2.59	80
01/31/22	13.22	0.22	2.27	2.49	(0.33)	(0.94)	(1.27)	14.44	18.59	5,669	0.82	0.82	1.47	166
01/31/23	14.44	0.19	(0.40)	(0.21)	(0.24)	(3.24)	(3.48)	10.75	0.17	5,114	0.80	0.80	1.44	111
01/31/24	10.75	0.17	0.38	0.55	(0.17)	—	(0.17)	11.13	5.28	4,603	0.80	0.80	1.57	101
01/31/25	11.13	0.18	2.30	2.48	(0.14)	—	(0.14)	13.47	22.31	4,923	0.79	0.79	1.43	68
07/31/25@	13.47	0.08	0.08	0.16	—	—	—	13.63	1.19	4,828	0.79(3)	0.79(3)	1.29(3)	42
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 3
01/31/21	13.62	0.31	1.19	1.50	(0.29)	(1.77)	(2.06)	13.06	11.58	201,091	0.89	0.89	2.47	80
01/31/22	13.06	0.20	2.26	2.46	(0.33)	(0.94)	(1.27)	14.25	18.54	239,036	0.92	0.92	1.35	166
01/31/23	14.25	0.17	(0.39)	(0.22)	(0.23)	(3.24)	(3.47)	10.56	0.05	216,008	0.90	0.90	1.35	111
01/31/24	10.56	0.15	0.38	0.53	(0.16)	—	(0.16)	10.93	5.18	216,296	0.90	0.90	1.47	101
01/31/25	10.93	0.16	2.26	2.42	(0.13)	—	(0.13)	13.22	22.15	230,505	0.89	0.89	1.33	68
07/31/25@	13.22	0.08	0.07	0.15	—	—	—	13.37	1.13	223,617	0.89(3)	0.89(3)	1.19(3)	42
SA Franklin Tactical Opportunities Portfolio — Class 1
01/31/21	11.05	0.15	0.69	0.84	(0.15)	(0.04)	(0.19)	11.70	7.65	159	0.97	0.81	1.38	61
01/31/22	11.70	0.13	1.41	1.54	(0.15)	(0.82)	(0.97)	12.27	12.95	183	0.92	0.81	1.05	46
01/31/23	12.27	0.16	(0.99)	(0.83)	(0.14)	(0.50)	(0.64)	10.80	(6.34)	204	0.94	0.81	1.42	46
01/31/24	10.80	0.18	1.07	1.25	(0.19)	(0.01)	(0.20)	11.85	11.63	156	1.01	0.81	1.68	32
01/31/25	11.85	0.19	1.52	1.71	(0.02)	(0.04)	(0.06)	13.50	14.44	183	0.96	0.81	1.50	30(4)
07/31/25@	13.50	0.12	0.67	0.79	—	—	—	14.29	5.85	171	0.96(3)	0.81(3)	1.81(3)	51(4)
SA Franklin Tactical Opportunities Portfolio — Class 3
01/31/21	11.04	0.12	0.70	0.82	(0.13)	(0.04)	(0.17)	11.69	7.45	70,795	1.22	1.06	1.11	61
01/31/22	11.69	0.10	1.40	1.50	(0.12)	(0.82)	(0.94)	12.25	12.62	78,964	1.17	1.06	0.80	46
01/31/23	12.25	0.13	(0.99)	(0.86)	(0.11)	(0.50)	(0.61)	10.78	(6.57)	81,841	1.19	1.06	1.18	46
01/31/24	10.78	0.15	1.06	1.21	(0.16)	(0.01)	(0.17)	11.82	11.30	93,788	1.26	1.06	1.40	32
01/31/25	11.82	0.16	1.51	1.67	(0.02)	(0.04)	(0.06)	13.43	14.11	103,282	1.21	1.06	1.26	30(4)
07/31/25@	13.43	0.10	0.68	0.78	—	—	—	14.21	5.81	104,941	1.21(3)	1.06(3)	1.57(3)	51(4)

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25	07/25
SA Franklin Tactical Opportunities Portfolio	N/A	N/A	N/A	N/A	37%	63%
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Global Index Allocation 60/40 Portfolio — Class 1(3)
01/31/21	$16.10	$0.44	$1.40	$1.84	$(0.27)	$(0.18)	$(0.45)	$17.49	11.48%	$247	0.26%	0.18%	2.81%	18%
01/31/22	17.49	0.22	0.93	1.15	(0.31)	(0.50)	(0.81)	17.83	6.44	96	0.19	0.18	1.15	13
01/31/23	17.83	0.26	(1.33)	(1.07)	(0.05)	(0.15)	(0.20)	16.56	(5.90)	90	0.20	0.18	1.59	13
01/31/24	16.56	0.25	0.96	1.21	(0.29)	(0.51)	(0.80)	16.97	7.77	51	0.20	0.18	1.51	9
01/31/25	16.97	0.31	1.63	1.94	(0.41)	(0.49)	(0.90)	18.01	11.50	100	0.19	0.18	1.75	11
07/31/25@	18.01	(0.02)	1.02	1.00	—	—	—	19.01	5.55	106	0.19(4)	0.18(4)	(0.18)(4)	7
SA Global Index Allocation 60/40 Portfolio — Class 3(3)
01/31/21	16.08	0.27	1.53	1.80	(0.24)	(0.18)	(0.42)	17.46	11.24	68,258	0.51	0.43	1.69	18
01/31/22	17.46	0.19	0.91	1.10	(0.24)	(0.50)	(0.74)	17.82	6.19	86,414	0.46	0.43	1.03	13
01/31/23	17.82	0.22	(1.33)	(1.11)	(0.01)	(0.15)	(0.16)	16.55	(6.14)	84,554	0.45	0.43	1.35	13
01/31/24	16.55	0.25	0.94	1.19	(0.26)	(0.51)	(0.77)	16.97	7.58	94,238	0.45	0.43	1.53	9
01/31/25	16.97	0.31	1.59	1.90	(0.34)	(0.49)	(0.83)	18.04	11.21	103,017	0.44	0.43	1.73	11
07/31/25@	18.04	(0.04)	1.02	0.98	—	—	—	19.02	5.43	105,944	0.44(4)	0.43(4)	(0.43)(4)	7
SA Global Index Allocation 75/25 Portfolio — Class 1(3)
01/31/21	16.00	0.28	1.82	2.10	(0.25)	(0.15)	(0.40)	17.70	13.13	233	0.28	0.18	1.76	19
01/31/22	17.70	0.24	1.26	1.50	(0.31)	(0.37)	(0.68)	18.52	8.36	114	0.20	0.18	1.26	9
01/31/23	18.52	0.26	(1.39)	(1.13)	(0.06)	(0.21)	(0.27)	17.12	(5.97)	107	0.20	0.18	1.58	10
01/31/24	17.12	0.40	1.03	1.43	(0.30)	(0.62)	(0.92)	17.63	8.85	377	0.20	0.18	2.33	7
01/31/25	17.63	0.35	2.07	2.42	(0.29)	(0.40)	(0.69)	19.36	13.76	430	0.19	0.18	1.85	10
07/31/25@	19.36	(0.02)	1.21	1.19	—	—	—	20.55	6.15	446	0.19(4)	0.18(4)	(0.18)(4)	6
SA Global Index Allocation 75/25 Portfolio — Class 3(3)
01/31/21	15.99	0.24	1.81	2.05	(0.22)	(0.15)	(0.37)	17.67	12.82	59,391	0.53	0.43	1.53	19
01/31/22	17.67	0.19	1.27	1.46	(0.25)	(0.37)	(0.62)	18.51	8.13	84,832	0.46	0.43	1.01	9
01/31/23	18.51	0.23	(1.40)	(1.17)	(0.02)	(0.21)	(0.23)	17.11	(6.21)	84,384	0.45	0.43	1.35	10
01/31/24	17.11	0.26	1.12	1.38	(0.26)	(0.62)	(0.88)	17.61	8.54	96,083	0.45	0.43	1.49	7
01/31/25	17.61	0.29	2.08	2.37	(0.25)	(0.40)	(0.65)	19.33	13.48	104,982	0.44	0.43	1.54	10
07/31/25@	19.33	(0.04)	1.21	1.17	—	—	—	20.50	6.05	107,147	0.44(4)	0.43(4)	(0.43)(4)	6

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Global Index Allocation 90/10 Portfolio — Class 1(3)
01/31/21	$15.80	$0.30	$1.88	$2.18	$—	$—	$—	$17.98	13.80%	$2,874	0.16%	0.18%	1.99%	19%
01/31/22	17.98	0.24	1.71	1.95	(0.21)	(0.20)	(0.41)	19.52	10.75	4,050	0.13	0.14	1.23	5
01/31/23	19.52	0.28	(1.46)	(1.18)	(0.26)	(0.31)	(0.57)	17.77	(5.64)	3,866	0.13	0.13	1.58	8
01/31/24	17.77	0.31	1.36	1.67	(0.35)	(0.65)	(1.00)	18.44	10.01	4,175	0.13	0.13	1.73	7
01/31/25	18.44	0.34	2.57	2.91	(0.31)	(0.50)	(0.81)	20.54	15.78	4,438	0.13	0.13	1.71	9
07/31/25@	20.54	(0.01)	1.40	1.39	—	—	—	21.93	6.77	4,435	0.13(4)	0.13(4)	(0.13)(4)	5
SA Global Index Allocation 90/10 Portfolio — Class 3(3)
01/31/21	15.79	0.23	1.90	2.13	—	—	—	17.92	13.49	208,445	0.41	0.43	1.47	19
01/31/22	17.92	0.18	1.71	1.89	(0.18)	(0.20)	(0.38)	19.43	10.46	309,369	0.38	0.39	0.94	5
01/31/23	19.43	0.25	(1.47)	(1.22)	(0.22)	(0.31)	(0.53)	17.68	(5.90)	312,721	0.38	0.38	1.44	8
01/31/24	17.68	0.27	1.35	1.62	(0.31)	(0.65)	(0.96)	18.34	9.75	345,990	0.38	0.38	1.51	7
01/31/25	18.34	0.29	2.56	2.85	(0.27)	(0.50)	(0.77)	20.42	15.51	382,766	0.38	0.38	1.47	9
07/31/25@	20.42	(0.04)	1.39	1.35	—	—	—	21.77	6.61	392,496	0.38(4)	0.38(4)	(0.38)(4)	5
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
01/31/21	10.63	0.05	1.16	1.21	(0.04)	(0.12)	(0.16)	11.68	11.40	132	1.16	0.81	0.42	164
01/31/22	11.68	0.07	1.23	1.30	(0.05)	(1.88)	(1.93)	11.05	10.71	146	0.98	0.81	0.57	163
01/31/23	11.05	0.14	(0.99)	(0.85)	—	(0.53)	(0.53)	9.67	(7.26)	135	1.11	0.81	1.38	138
01/31/24	9.67	0.21	0.86	1.07	(0.11)	—	(0.11)	10.63	11.22	149	1.31	0.84	2.14	146
01/31/25	10.63	0.21	1.50	1.71	(0.56)	(0.56)	(1.12)	11.22	16.06	172	1.12(5)	0.83(5)	1.80	165
07/31/25@	11.22	0.12	0.60	0.72	—	—	—	11.94	6.42	183	1.16(4)(6)	0.83(4)(6)	2.05(4)	79
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
01/31/21	10.62	0.02	1.16	1.18	(0.02)	(0.12)	(0.14)	11.66	11.11	41,712	1.42	1.06	0.16	164
01/31/22	11.66	0.04	1.23	1.27	(0.03)	(1.88)	(1.91)	11.02	10.43	38,343	1.23	1.06	0.34	163
01/31/23	11.02	0.11	(0.97)	(0.86)	—	(0.53)	(0.53)	9.63	(7.37)	39,021	1.36	1.07	1.14	138
01/31/24	9.63	0.19	0.84	1.03	(0.09)	—	(0.09)	10.57	10.80	44,489	1.56	1.09	1.89	146
01/31/25	10.57	0.18	1.50	1.68	(0.51)	(0.56)	(1.07)	11.18	15.86	50,135	1.37(5)	1.08(5)	1.55	165
07/31/25@	11.18	0.10	0.60	0.70	—	—	—	11.88	6.26	50,161	1.41(4)(6)	1.08(4)(6)	1.80(4)	79

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
(5)	Includes interest expense of 0.02% relating to derivative or other investment activity.
(6)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Index Allocation 60/40 Portfolio — Class 1(3)
01/31/21	$11.96	$0.41	$1.14	$1.55	$(0.19)	$(0.21)	$(0.40)	$13.11	12.98%	$398	0.16%	0.18%	3.21%	18%
01/31/22	13.11	0.30	0.91	1.21	(0.04)	(0.15)	(0.19)	14.13	9.12	738	0.15	0.15	2.16	12
01/31/23	14.13	0.02	(0.98)	(0.96)	(0.20)	(0.45)	(0.65)	12.52	(6.38)	326	0.14	0.14	0.15	10
01/31/24	12.52	0.20	0.99	1.19	(0.22)	(0.54)	(0.76)	12.95	10.02	355	0.14	0.14	1.58	8
01/31/25	12.95	0.26	1.59	1.85	(0.20)	(0.44)	(0.64)	14.16	14.30	403	0.14	0.14	1.85	6
07/31/25@	14.16	(0.01)	0.61	0.60	—	—	—	14.76	4.24	389	0.14(4)	0.14(4)	(0.14)(4)	4
SA Index Allocation 60/40 Portfolio — Class 3(3)
01/31/21	11.95	0.17	1.34	1.51	(0.16)	(0.21)	(0.37)	13.09	12.69	192,400	0.41	0.43	1.43	18
01/31/22	13.09	0.14	1.04	1.18	(0.01)	(0.15)	(0.16)	14.11	8.95	239,442	0.40	0.40	1.02	12
01/31/23	14.11	0.15	(1.14)	(0.99)	(0.17)	(0.45)	(0.62)	12.50	(6.62)	236,977	0.39	0.39	1.14	10
01/31/24	12.50	0.17	0.97	1.14	(0.18)	(0.54)	(0.72)	12.92	9.69	257,023	0.39	0.39	1.33	8
01/31/25	12.92	0.21	1.61	1.82	(0.17)	(0.44)	(0.61)	14.13	14.08	275,167	0.39	0.39	1.52	6
07/31/25@	14.13	(0.03)	0.61	0.58	—	—	—	14.71	4.10	272,904	0.39(4)	0.39(4)	(0.39)(4)	4
SA Index Allocation 80/20 Portfolio — Class 1(3)
01/31/21	12.31	0.20	1.61	1.81	—	(0.07)	(0.07)	14.05	14.74	2,361	0.13	0.13	1.61	14
01/31/22	14.05	0.12	1.76	1.88	(0.19)	(0.27)	(0.46)	15.47	13.25	2,240	0.13	0.13	0.78	8
01/31/23	15.47	0.15	(1.17)	(1.02)	(0.23)	(0.45)	(0.68)	13.77	(6.17)	2,041	0.13	0.13	1.04	8
01/31/24	13.77	0.25	1.32	1.57	(0.25)	(0.69)	(0.94)	14.40	12.16	3,154	0.13	0.13	1.79	5
01/31/25	14.40	0.24	2.33	2.57	(0.21)	(0.53)	(0.74)	16.23	17.91	2,990	0.12	0.12	1.50	5
07/31/25@	16.23	(0.01)	0.77	0.76	—	—	—	16.99	4.68	2,691	0.12(4)	0.12(4)	(0.12)(4)	2
SA Index Allocation 80/20 Portfolio — Class 3(3)
01/31/21	12.31	0.17	1.60	1.77	—	(0.07)	(0.07)	14.01	14.41	353,994	0.38	0.38	1.37	14
01/31/22	14.01	0.15	1.70	1.85	(0.17)	(0.27)	(0.44)	15.42	13.03	457,921	0.38	0.38	0.95	8
01/31/23	15.42	0.15	(1.20)	(1.05)	(0.20)	(0.45)	(0.65)	13.72	(6.43)	450,620	0.38	0.38	1.12	8
01/31/24	13.72	0.17	1.36	1.53	(0.22)	(0.69)	(0.91)	14.34	11.86	490,613	0.38	0.38	1.25	5
01/31/25	14.34	0.20	2.32	2.52	(0.18)	(0.53)	(0.71)	16.15	17.59	529,414	0.37	0.37	1.28	5
07/31/25@	16.15	(0.03)	0.76	0.73	—	—	—	16.88	4.52	526,101	0.37(4)	0.37(4)	(0.37)(4)	2

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Index Allocation 90/10 Portfolio — Class 1(3)
01/31/21	$12.47	$0.21	$1.67	$1.88	$—	$(0.07)	$(0.07)	$14.28	15.07%	$4,493	0.12%	0.12%	1.72%	15%
01/31/22	14.28	0.19	2.01	2.20	(0.19)	(0.27)	(0.46)	16.02	15.23	6,573	0.11	0.11	1.19	6
01/31/23	16.02	0.34	(1.39)	(1.05)	(0.24)	(0.41)	(0.65)	14.32	(6.13)	9,153	0.11	0.11	2.45	6
01/31/24	14.32	0.07	1.72	1.79	(0.27)	(0.72)	(0.99)	15.12	13.28	8,266	0.12	0.12	0.48	5
01/31/25	15.12	0.21	2.72	2.93	(0.22)	(0.57)	(0.79)	17.26	19.40	8,593	0.11	0.11	1.28	4
07/31/25@	17.26	(0.01)	0.91	0.90	—	—	—	18.16	5.21	6,445	0.11(4)	0.11(4)	(0.11)(4)	2
SA Index Allocation 90/10 Portfolio — Class 3(3)
01/31/21	12.47	0.17	1.68	1.85	—	(0.07)	(0.07)	14.25	14.83	923,121	0.37	0.37	1.37	15
01/31/22	14.25	0.15	2.01	2.16	(0.17)	(0.27)	(0.44)	15.97	14.94	1,219,687	0.36	0.36	0.94	6
01/31/23	15.97	0.16	(1.24)	(1.08)	(0.21)	(0.41)	(0.62)	14.27	(6.40)	1,198,066	0.36	0.36	1.15	6
01/31/24	14.27	0.18	1.57	1.75	(0.24)	(0.72)	(0.96)	15.06	12.98	1,330,038	0.37	0.37	1.26	5
01/31/25	15.06	0.20	2.68	2.88	(0.19)	(0.57)	(0.76)	17.18	19.09	1,482,257	0.36	0.36	1.21	4
07/31/25@	17.18	(0.03)	0.91	0.88	—	—	—	18.06	5.12	1,482,900	0.36(4)	0.36(4)	(0.36)(4)	2
SA International Index Portfolio — Class 1
01/31/21	11.41	0.19	0.83	1.02	(0.24)	—	(0.24)	12.19	9.08	631,310	0.51	0.51	1.77	9
01/31/22	12.19	0.28	0.67	0.95	(0.18)	(0.03)	(0.21)	12.93	7.73	741,330	0.48	0.48	2.14	8
01/31/23	12.93	0.30	(0.83)	(0.53)	(0.29)	(0.03)	(0.32)	12.08	(3.60)	714,852	0.50	0.50	2.64	4
01/31/24	12.08	0.31	0.62	0.93	(0.30)	—	(0.30)	12.71	7.98	711,797	0.49	0.49	2.54	4
01/31/25	12.71	0.32	0.77	1.09	(0.35)	—	(0.35)	13.45	8.61	794,261	0.48	0.48	2.40	9
07/31/25@	13.45	0.24	1.41	1.65	—	—	—	15.10	12.27	930,355	0.47(4)	0.47(4)	3.36(4)	11
SA International Index Portfolio — Class 3
01/31/21	11.38	0.14	0.85	0.99	(0.23)	—	(0.23)	12.14	8.85	10,671	0.77	0.77	1.30	9
01/31/22	12.14	0.23	0.68	0.91	(0.17)	(0.03)	(0.20)	12.85	7.41	18,379	0.73	0.73	1.78	8
01/31/23	12.85	0.25	(0.80)	(0.55)	(0.28)	(0.03)	(0.31)	11.99	(3.88)	23,620	0.75	0.75	2.27	4
01/31/24	11.99	0.27	0.64	0.91	(0.28)	—	(0.28)	12.62	7.83	28,507	0.74	0.74	2.20	4
01/31/25	12.62	0.29	0.76	1.05	(0.33)	—	(0.33)	13.34	8.29	33,971	0.73	0.73	2.15	9
07/31/25@	13.34	0.22	1.39	1.61	—	—	—	14.95	12.07	36,242	0.72(4)	0.72(4)	3.11(4)	11

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Invesco Growth Opportunities Portfolio — Class 1
01/31/21	$8.76	$(0.06)	$4.98	$4.92	$—	$(1.31)	$(1.31)	$12.37	58.68%	$215,397	0.79%	0.79%	(0.57)%	58%
01/31/22	12.37	(0.08)	(1.07)	(1.15)	—	(1.51)	(1.51)	9.71	(12.13)	152,667	0.78	0.78	(0.60)	39
01/31/23	9.71	(0.02)	(1.75)	(1.77)	—	(1.96)	(1.96)	5.98	(16.20)	110,756	0.80	0.80	(0.22)	58
01/31/24	5.98	(0.02)	0.20	0.18	—	—	—	6.16	3.01	136,790	0.81	0.81	(0.30)	68
01/31/25	6.16	(0.03)	1.34	1.31	—	—	—	7.47	21.27	140,439	0.80	0.80	(0.39)	55
07/31/25@	7.47	(0.01)	(0.31)	(0.32)	—	—	—	7.15	(4.28)	133,528	0.82(3)	0.82(3)	(0.37)(3)	58
SA Invesco Growth Opportunities Portfolio — Class 2
01/31/21	8.30	(0.07)	4.70	4.63	—	(1.31)	(1.31)	11.62	58.43	4,119	0.94	0.94	(0.72)	58
01/31/22	11.62	(0.09)	(0.98)	(1.07)	—	(1.51)	(1.51)	9.04	(12.22)	3,126	0.93	0.93	(0.75)	39
01/31/23	9.04	(0.03)	(1.64)	(1.67)	—	(1.96)	(1.96)	5.41	(16.29)	2,505	0.95	0.95	(0.37)	58
01/31/24	5.41	(0.02)	0.16	0.14	—	—	—	5.55	2.59	2,413	0.97	0.97	(0.44)	68
01/31/25	5.55	(0.03)	1.21	1.18	—	—	—	6.73	21.26	2,405	0.95	0.95	(0.54)	55
07/31/25@	6.73	(0.02)	(0.27)	(0.29)	—	—	—	6.44	(4.31)	2,014	0.97(3)	0.97(3)	(0.51)(3)	58
SA Invesco Growth Opportunities Portfolio — Class 3
01/31/21	8.03	(0.07)	4.53	4.46	—	(1.31)	(1.31)	11.18	58.28	162,516	1.04	1.04	(0.81)	58
01/31/22	11.18	(0.10)	(0.93)	(1.03)	—	(1.51)	(1.51)	8.64	(12.34)	149,304	1.03	1.03	(0.85)	39
01/31/23	8.64	(0.03)	(1.58)	(1.61)	—	(1.96)	(1.96)	5.07	(16.34)	145,543	1.05	1.05	(0.47)	58
01/31/24	5.07	(0.03)	0.16	0.13	—	—	—	5.20	2.56	143,182	1.07	1.07	(0.54)	68
01/31/25	5.20	(0.04)	1.13	1.09	—	—	—	6.29	20.96	150,564	1.05	1.05	(0.64)	55
07/31/25@	6.29	(0.02)	(0.25)	(0.27)	—	—	—	6.02	(4.29)	146,293	1.07(3)	1.07(3)	(0.62)(3)	58
SA Janus Focused Growth Portfolio — Class 1
01/31/21	16.93	(0.02)	5.49	5.47	(0.01)	(1.40)	(1.41)	20.99	32.65	348,913	0.88	0.78	(0.12)	42
01/31/22	20.99	(0.06)	3.21	3.15	—	(2.42)	(2.42)	21.72	13.57	344,771	0.88	0.78	(0.26)	35
01/31/23	21.72	0.01	(4.97)	(4.96)	—	(3.75)	(3.75)	13.01	(20.35)	251,886	0.89	0.79	0.08	46
01/31/24	13.01	0.01	4.32	4.33	—	—	—	17.34	33.28	255,612	0.90	0.80	0.08	32
01/31/25	17.34	(0.02)	4.77	4.75	—	(0.92)	(0.92)	21.17	27.42	246,625	0.89	0.79	(0.08)	36
07/31/25@	21.17	(0.01)	2.26	2.25	—	—	—	23.42	10.63	314,821	0.90(3)	0.80(3)	(0.13)(3)	22
SA Janus Focused Growth Portfolio — Class 2
01/31/21	16.48	(0.05)	5.34	5.29	—	(1.40)	(1.40)	20.37	32.42	10,602	1.03	0.93	(0.27)	42
01/31/22	20.37	(0.10)	3.13	3.03	—	(2.42)	(2.42)	20.98	13.39	10,260	1.03	0.93	(0.41)	35
01/31/23	20.98	(0.01)	(4.82)	(4.83)	—	(3.75)	(3.75)	12.40	(20.45)	6,874	1.04	0.94	(0.07)	46
01/31/24	12.40	(0.01)	4.11	4.10	—	—	—	16.50	33.06	8,019	1.05	0.95	(0.08)	32
01/31/25	16.50	(0.04)	4.52	4.48	—	(0.92)	(0.92)	20.06	27.17	8,594	1.04	0.94	(0.23)	36
07/31/25@	20.06	(0.03)	2.16	2.13	—	—	—	22.19	10.62	8,459	1.05(3)	0.95(3)	(0.27)(3)	22
SA Janus Focused Growth Portfolio — Class 3
01/31/21	16.15	(0.07)	5.24	5.17	—	(1.40)	(1.40)	19.92	32.34	162,352	1.13	1.03	(0.37)	42
01/31/22	19.92	(0.12)	3.06	2.94	—	(2.42)	(2.42)	20.44	13.24	176,685	1.13	1.03	(0.51)	35
01/31/23	20.44	(0.02)	(4.71)	(4.73)	—	(3.75)	(3.75)	11.96	(20.51)	152,452	1.14	1.04	(0.16)	46
01/31/24	11.96	(0.02)	3.95	3.93	—	—	—	15.89	32.86	174,238	1.15	1.05	(0.18)	32
01/31/25	15.89	(0.06)	4.37	4.31	—	(0.92)	(0.92)	19.28	27.15	190,941	1.14	1.04	(0.33)	36
07/31/25@	19.28	(0.03)	2.05	2.02	—	—	—	21.30	10.48	199,670	1.15(3)	1.05(3)	(0.37)(3)	22

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/21	$19.05	$0.25	$2.42	$2.67	$(0.43)	$(0.51)	$(0.94)	$20.78	14.25%	$74,003	0.85%	0.79%	1.32%	114%
01/31/22	20.78	0.25	1.49	1.74(3)	(0.15)	(1.05)	(1.20)	21.32	8.18	165,419	0.72	0.70	1.17	109(4)
01/31/23	21.32	0.31	(2.34)	(2.03)	(0.23)	(2.57)	(2.80)	16.49	(8.27)	132,303	0.71	0.71	1.68	73
01/31/24	16.49	0.33	1.26	1.59	(0.27)	—	(0.27)	17.81	9.81	127,180	0.72	0.72	1.97	74
01/31/25	17.81	0.40	1.74	2.14	(0.34)	—	(0.34)	19.61	12.03(5)	122,727	0.72	0.69	2.12	65
07/31/25@	19.61	0.23	0.67	0.90	—	—	—	20.51	4.59	121,541	0.73(6)	0.71(6)	2.33(6)	31
SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/21	19.01	0.22	2.41	2.63	(0.40)	(0.51)	(0.91)	20.73	14.06	11,545	1.00	0.94	1.15	114
01/31/22	20.73	0.23	1.48	1.71(3)	(0.14)	(1.05)	(1.19)	21.25	8.02	21,160	0.86	0.84	1.04	109(4)
01/31/23	21.25	0.28	(2.34)	(2.06)	(0.20)	(2.57)	(2.77)	16.42	(8.41)	18,480	0.86	0.86	1.53	73
01/31/24	16.42	0.30	1.26	1.56	(0.24)	—	(0.24)	17.74	9.67	17,952	0.87	0.87	1.82	74
01/31/25	17.74	0.37	1.73	2.10	(0.31)	—	(0.31)	19.53	11.86(5)	17,634	0.87	0.84	1.97	65
07/31/25@	19.53	0.21	0.66	0.87	—	—	—	20.40	4.45	16,620	0.88(6)	0.86(6)	2.18(6)	31
SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/21	18.90	0.20	2.41	2.61	(0.39)	(0.51)	(0.90)	20.61	14.00	227,445	1.10	1.04	1.05	114
01/31/22	20.61	0.21	1.47	1.68(3)	(0.12)	(1.05)	(1.17)	21.12	7.93	321,115	0.96	0.94	0.97	109(4)
01/31/23	21.12	0.26	(2.33)	(2.07)	(0.18)	(2.57)	(2.75)	16.30	(8.53)	288,124	0.96	0.96	1.43	73
01/31/24	16.30	0.28	1.26	1.54	(0.23)	—	(0.23)	17.61	9.57	294,516	0.97	0.97	1.72	74
01/31/25	17.61	0.35	1.72	2.07	(0.30)	—	(0.30)	19.38	11.73(5)	298,145	0.97	0.94	1.87	65
07/31/25@	19.38	0.20	0.66	0.86	—	—	—	20.24	4.44	290,628	0.98(6)	0.96(6)	2.08(6)	31
SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/21	8.08	0.11	2.15	2.26	(0.16)	—	(0.16)	10.18	28.27(7)	107,020	1.19	1.07	1.31	74
01/31/22	10.18	0.24	(0.58)	(0.34)	(0.18)	—	(0.18)	9.66	(3.39)	88,201	1.25	1.14	2.35	64
01/31/23	9.66	0.26	(2.05)	(1.79)	(0.23)	(0.06)	(0.29)	7.58	(18.05)	72,415	1.28	1.16	3.35	66
01/31/24	7.58	0.16	(0.33)	(0.17)	(0.29)	—	(0.29)	7.12	(2.03)	67,353	1.31	1.18	2.17	68
01/31/25	7.12	0.19	1.09	1.28	(0.24)	—	(0.24)	8.16	17.97	64,136	1.33	1.21	2.35	64
07/31/25@	8.16	0.14	1.16	1.30	—	—	—	9.46	15.93	74,828	1.33(6)	1.20(6)	3.18(6)	41
SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/21	8.04	0.10	2.14	2.24	(0.15)	—	(0.15)	10.13	28.09(7)	3,371	1.34	1.22	1.15	74
01/31/22	10.13	0.22	(0.57)	(0.35)	(0.17)	—	(0.17)	9.61	(3.53)	3,141	1.40	1.29	2.09	64
01/31/23	9.61	0.23	(2.02)	(1.79)	(0.21)	(0.06)	(0.27)	7.55	(18.14)	2,426	1.43	1.31	3.01	66
01/31/24	7.55	0.15	(0.33)	(0.18)	(0.28)	—	(0.28)	7.09	(2.21)	2,111	1.46	1.33	2.04	68
01/31/25	7.09	0.18	1.08	1.26	(0.23)	—	(0.23)	8.12	17.72	2,119	1.48	1.36	2.19	64
07/31/25@	8.12	0.13	1.17	1.30	—	—	—	9.42	16.01	2,339	1.48(6)	1.35(6)	3.00(6)	41
SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/21	7.98	0.09	2.11	2.20	(0.14)	—	(0.14)	10.04	27.82(7)	146,241	1.44	1.32	1.07	74
01/31/22	10.04	0.21	(0.57)	(0.36)	(0.16)	—	(0.16)	9.52	(3.64)	150,043	1.50	1.39	2.06	64
01/31/23	9.52	0.23	(2.01)	(1.78)	(0.20)	(0.06)	(0.26)	7.48	(18.18)	122,292	1.54	1.42	2.98	66
01/31/24	7.48	0.14	(0.32)	(0.18)	(0.28)	—	(0.28)	7.02	(2.33)	113,467	1.56	1.43	1.93	68
01/31/25	7.02	0.17	1.07	1.24	(0.22)	—	(0.22)	8.04	17.66	119,038	1.58	1.46	2.09	64
07/31/25@	8.04	0.12	1.15	1.27	—	—	—	9.31	15.80	120,354	1.58(6)	1.45(6)	2.89(6)	41

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	The Portfolio’s performance figure was decreased by 0.00% from losses on the disposal of investments in violation of investment restrictions.
(6)	Annualized
(7)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Equity-Income Portfolio — Class 1
01/31/21	$35.77	$0.71	$0.18	$0.89	$(0.72)	$(2.52)	$(3.24)	$33.42	2.68%	$838,072	0.57%	0.57%	2.20%	30%
01/31/22	33.42	0.69	8.63	9.32	(0.74)	(1.32)	(2.06)	40.68	27.93	926,960	0.57	0.57	1.75	19
01/31/23	40.68	0.80	(0.57)	0.23	(0.77)	(4.48)	(5.25)	35.66	1.26	779,389	0.57	0.57	2.09	10
01/31/24	35.66	0.73	(0.43)	0.30	(0.87)	(3.26)	(4.13)	31.83	1.99	626,754	0.58	0.58	2.20	13
01/31/25	31.83	0.68	5.15	5.83	(0.86)	(2.48)	(3.34)	34.32	18.31	515,610	0.58	0.58	1.98	19
07/31/25@	34.32	0.32	0.18	0.50	—	—	—	34.82	1.46	466,509	0.59(3)	0.59(3)	1.91(3)	13
SA JPMorgan Equity-Income Portfolio — Class 2
01/31/21	35.73	0.67	0.16	0.83	(0.66)	(2.52)	(3.18)	33.38	2.51	9,134	0.72	0.72	2.06	30
01/31/22	33.38	0.63	8.61	9.24	(0.69)	(1.32)	(2.01)	40.61	27.72	11,767	0.72	0.72	1.60	19
01/31/23	40.61	0.74	(0.56)	0.18	(0.71)	(4.48)	(5.19)	35.60	1.12	10,194	0.72	0.72	1.94	10
01/31/24	35.60	0.68	(0.43)	0.25	(0.81)	(3.26)	(4.07)	31.78	1.83	9,186	0.73	0.73	2.04	13
01/31/25	31.78	0.62	5.15	5.77	(0.81)	(2.48)	(3.29)	34.26	18.15	10,214	0.73	0.73	1.82	19
07/31/25@	34.26	0.29	0.18	0.47	—	—	—	34.73	1.37	9,059	0.74(3)	0.74(3)	1.77(3)	13
SA JPMorgan Equity-Income Portfolio — Class 3
01/31/21	35.54	0.62	0.16	0.78	(0.64)	(2.52)	(3.16)	33.16	2.37	255,619	0.82	0.82	1.94	30
01/31/22	33.16	0.59	8.57	9.16	(0.67)	(1.32)	(1.99)	40.33	27.65	326,372	0.82	0.82	1.50	19
01/31/23	40.33	0.70	(0.56)	0.14	(0.68)	(4.48)	(5.16)	35.31	1.02	321,279	0.82	0.82	1.85	10
01/31/24	35.31	0.64	(0.43)	0.21	(0.79)	(3.26)	(4.05)	31.47	1.71	334,321	0.83	0.83	1.94	13
01/31/25	31.47	0.58	5.10	5.68	(0.78)	(2.48)	(3.26)	33.89	18.04	365,778	0.83	0.83	1.72	19
07/31/25@	33.89	0.27	0.18	0.45	—	—	—	34.34	1.33	353,666	0.84(3)	0.84(3)	1.66(3)	13
SA JPMorgan Large Cap Core Portfolio — Class 1
01/31/21	22.56	0.19	2.72	2.91	(0.25)	(1.61)	(1.86)	23.61	13.19	345,113	0.77	0.76	0.88	52
01/31/22	23.61	0.15	4.75	4.90	(0.18)	(1.24)	(1.42)	27.09	20.40	393,771	0.76	0.71	0.55	52
01/31/23	27.09	0.15	(3.51)	(3.36)	(0.24)	(5.56)	(5.80)	17.93	(10.40)	301,022	0.78	0.73	0.66	62
01/31/24	17.93	0.16	3.76	3.92	(0.15)	(0.63)	(0.78)	21.07	22.35	302,716	0.81	0.75	0.83	118
01/31/25	21.07	0.11	5.14	5.25	(0.09)	(2.60)	(2.69)	23.63	24.76	406,834	0.77	0.70	0.46	58
07/31/25@	23.63	0.06	1.44	1.50	—	—	—	25.13	6.35	450,151	0.76(3)	0.69(3)	0.50(3)	25
SA JPMorgan Large Cap Core Portfolio — Class 2
01/31/21	22.56	0.16	2.71	2.87	(0.21)	(1.61)	(1.82)	23.61	13.02	3,673	0.92	0.91	0.74	52
01/31/22	23.61	0.11	4.74	4.85	(0.14)	(1.24)	(1.38)	27.08	20.20	3,636	0.91	0.86	0.41	52
01/31/23	27.08	0.11	(3.49)	(3.38)	(0.20)	(5.56)	(5.76)	17.94	(10.52)	3,010	0.93	0.88	0.51	62
01/31/24	17.94	0.13	3.76	3.89	(0.12)	(0.63)	(0.75)	21.08	22.15	3,275	0.96	0.90	0.67	118
01/31/25	21.08	0.07	5.15	5.22	(0.06)	(2.60)	(2.66)	23.64	24.59	3,617	0.92	0.85	0.32	58
07/31/25@	23.64	0.04	1.44	1.48	—	—	—	25.12	6.26	3,687	0.91(3)	0.84(3)	0.35(3)	25
SA JPMorgan Large Cap Core Portfolio — Class 3
01/31/21	22.44	0.14	2.69	2.83	(0.19)	(1.61)	(1.80)	23.47	12.90	108,689	1.02	1.01	0.63	52
01/31/22	23.47	0.08	4.72	4.80	(0.12)	(1.24)	(1.36)	26.91	20.11	118,427	1.01	0.96	0.31	52
01/31/23	26.91	0.09	(3.48)	(3.39)	(0.17)	(5.56)	(5.73)	17.79	(10.61)	104,992	1.03	0.98	0.40	62
01/31/24	17.79	0.11	3.72	3.83	(0.10)	(0.63)	(0.73)	20.89	21.99	115,796	1.06	1.00	0.57	118
01/31/25	20.89	0.05	5.10	5.15	(0.04)	(2.60)	(2.64)	23.40	24.47	128,361	1.02	0.95	0.22	58
07/31/25@	23.40	0.03	1.43	1.46	—	—	—	24.86	6.24	132,402	1.01(3)	0.94(3)	0.25(3)	25

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/21	$9.41	$0.21	$0.31	$0.52	$(0.26)	$—	$(0.26)	$9.67	5.53%	$1,058,040	0.64%	0.54%	2.18%	98%
01/31/22	9.67	0.18	(0.40)	(0.22)	(0.25)	(0.08)	(0.33)	9.12	(2.34)	1,068,190	0.63	0.53	1.90	115
01/31/23	9.12	0.22	(0.98)	(0.76)	(0.21)	—	(0.21)	8.15	(8.17)	896,640	0.63	0.53	2.67	82
01/31/24	8.15	0.30	(0.08)	0.22	(0.24)	—	(0.24)	8.13	2.88	874,967	0.64	0.54	3.72	43
01/31/25	8.13	0.32	(0.09)	0.23	(0.31)	—	(0.31)	8.05	2.79(3)	911,255	0.64	0.54	3.87	33(4)
07/31/25@	8.05	0.16	0.11	0.27	—	—	—	8.32	3.35	998,750	0.63(5)	0.53(5)	3.98(5)	17(4)
SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/21	9.38	0.19	0.31	0.50	(0.24)	—	(0.24)	9.64	5.40	7,951	0.79	0.69	2.03	98
01/31/22	9.64	0.17	(0.41)	(0.24)	(0.23)	(0.08)	(0.31)	9.09	(2.50)	7,289	0.78	0.68	1.75	115
01/31/23	9.09	0.21	(0.98)	(0.77)	(0.19)	—	(0.19)	8.13	(8.29)	5,268	0.78	0.68	2.49	82
01/31/24	8.13	0.29	(0.08)	0.21	(0.23)	—	(0.23)	8.11	2.72	5,479	0.79	0.69	3.58	43
01/31/25	8.11	0.30	(0.09)	0.21	(0.29)	—	(0.29)	8.03	2.64(3)	5,268	0.79	0.69	3.72	33(4)
07/31/25@	8.03	0.16	0.10	0.26	—	—	—	8.29	3.24	5,448	0.78(5)	0.68(5)	3.83(5)	17(4)
SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/21	9.31	0.18	0.31	0.49	(0.23)	—	(0.23)	9.57	5.34	982,225	0.89	0.79	1.93	98
01/31/22	9.57	0.15	(0.39)	(0.24)	(0.23)	(0.08)	(0.31)	9.02	(2.58)	991,411	0.88	0.78	1.65	115
01/31/23	9.02	0.20	(0.98)	(0.78)	(0.18)	—	(0.18)	8.06	(8.46)	812,464	0.88	0.78	2.41	82
01/31/24	8.06	0.28	(0.08)	0.20	(0.22)	—	(0.22)	8.04	2.64	832,500	0.89	0.79	3.47	43
01/31/25	8.04	0.29	(0.08)	0.21	(0.29)	—	(0.29)	7.96	2.57(3)	831,614	0.89	0.79	3.62	33(4)
07/31/25@	7.96	0.15	0.10	0.25	—	—	—	8.21	3.14	826,254	0.88(5)	0.78(5)	3.73(5)	17(4)
SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/21	20.25	(0.08)	8.65	8.57	(0.04)	(2.94)	(2.98)	25.84	43.80	274,202	0.80	0.80	(0.34)	64
01/31/22	25.84	(0.12)	(0.09)	(0.21)(6)	—	(3.16)	(3.16)	22.47	(2.91)	307,277	0.79	0.79	(0.44)	81(7)
01/31/23	22.47	(0.06)	(2.71)	(2.77)	—	(4.86)	(4.86)	14.84	(9.72)	247,991	0.80	0.79	(0.32)	42
01/31/24	14.84	(0.04)	2.20	2.16	—	—	—	17.00	14.56	245,624	0.80	0.79	(0.29)	49
01/31/25	17.00	(0.06)	3.74	3.68	—	—	—	20.68	21.65	247,971	0.79	0.79	(0.31)	59
07/31/25@	20.68	(0.02)	0.56	0.54	—	—	—	21.22	2.61	259,990	0.80(5)	0.77(5)	(0.21)(5)	44
SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/21	19.37	(0.11)	8.26	8.15	(0.01)	(2.94)	(2.95)	24.57	43.59	18,887	0.95	0.95	(0.49)	64
01/31/22	24.57	(0.15)	(0.06)	(0.21)(6)	—	(3.16)	(3.16)	21.20	(3.07)	19,013	0.94	0.94	(0.59)	81(7)
01/31/23	21.20	(0.08)	(2.59)	(2.67)	—	(4.86)	(4.86)	13.67	(9.84)	14,834	0.95	0.94	(0.48)	42
01/31/24	13.67	(0.06)	2.02	1.96	—	—	—	15.63	14.34	14,557	0.95	0.94	(0.44)	49
01/31/25	15.63	(0.08)	3.44	3.36	—	—	—	18.99	21.50	14,865	0.94	0.94	(0.46)	59
07/31/25@	18.99	(0.03)	0.52	0.49	—	—	—	19.48	2.58	14,133	0.95(5)	0.92(5)	(0.35)(5)	44
SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/21	18.84	(0.12)	8.02	7.90	—	(2.94)	(2.94)	23.80	43.49	225,018	1.05	1.05	(0.59)	64
01/31/22	23.80	(0.17)	(0.04)	(0.21)(6)	—	(3.16)	(3.16)	20.43	(3.17)	361,316	1.04	1.04	(0.69)	81(7)
01/31/23	20.43	(0.09)	(2.52)	(2.61)	—	(4.86)	(4.86)	12.96	(9.93)	347,093	1.05	1.04	(0.57)	42
01/31/24	12.96	(0.07)	1.91	1.84	—	—	—	14.80	14.20	382,722	1.05	1.04	(0.54)	49
01/31/25	14.80	(0.09)	3.26	3.17	—	—	—	17.97	21.42	448,533	1.04	1.04	(0.57)	59
07/31/25@	17.97	(0.04)	0.49	0.45	—	—	—	18.42	2.50	440,625	1.05(5)	1.02(5)	(0.45)(5)	44

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.
(4)	Beginning with the period ended January 31, 2025, portfolio turnover rates included in this table exclude TBA transactions. Prior period portfolio turnover rates include TBA transactions. See the Supplemental Ratios table below for the current period ratios including TBA transactions.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25	07/25
SA JPMorgan MFS Core Bond Portfolio	N/A	N/A	N/A	N/A	63%	27%
(5)	Annualized
(6)	Includes the effect of a merger.
(7)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Ultra-Short Bond Portfolio — Class 1
01/31/21	$10.65	$0.02	$(0.01)	$0.01	$(0.17)	$—	$(0.17)	$10.49	0.11%	$142,266	0.51%	0.51%	0.20%	110%
01/31/22	10.49	(0.03)	(0.06)	(0.09)	(0.01)	—	(0.01)	10.39	(0.90)	128,627	0.50	0.50	(0.32)	110
01/31/23	10.39	0.12	(0.20)	(0.08)	—	—	—	10.31	(0.77)	140,713	0.51	0.51	1.14	115
01/31/24	10.31	0.35	0.12	0.47	(0.12)	—	(0.12)	10.66	4.62	119,860	0.51	0.51	3.29	47
01/31/25	10.66	0.52	0.04	0.56	(0.42)	—	(0.42)	10.80	5.30	107,255	0.53	0.53	4.77	118
07/31/25@	10.80	0.23	0.02	0.25	—	—	—	11.05	2.31	113,816	0.52(3)	0.52(3)	4.25(3)	59
SA JPMorgan Ultra-Short Bond Portfolio — Class 2
01/31/21	10.52	0.00	(0.00)	(0.00)	(0.16)	—	(0.16)	10.36	(0.03)	14,805	0.66	0.66	0.01	110
01/31/22	10.36	(0.05)	(0.06)	(0.11)	—	—	—	10.25	(1.06)	12,729	0.65	0.65	(0.46)	110
01/31/23	10.25	0.09	(0.18)	(0.09)	—	—	—	10.16	(0.88)	10,969	0.66	0.66	0.91	115
01/31/24	10.16	0.33	0.13	0.46	(0.11)	—	(0.11)	10.51	4.50	9,678	0.66	0.66	3.15	47
01/31/25	10.51	0.49	0.04	0.53	(0.40)	—	(0.40)	10.64	5.11	9,573	0.68	0.68	4.62	118
07/31/25@	10.64	0.22	0.01	0.23	—	—	—	10.87	2.16	9,381	0.67(3)	0.67(3)	4.11(3)	59
SA JPMorgan Ultra-Short Bond Portfolio — Class 3
01/31/21	10.42	(0.01)	(0.00)	(0.01)	(0.15)	—	(0.15)	10.26	(0.08)	233,226	0.76	0.76	(0.11)	110
01/31/22	10.26	(0.06)	(0.05)	(0.11)	—	—	—	10.15	(1.07)	227,418	0.75	0.75	(0.56)	110
01/31/23	10.15	0.09	(0.20)	(0.11)	—	—	—	10.04	(1.08)	236,563	0.76	0.76	0.87	115
01/31/24	10.04	0.31	0.13	0.44	(0.10)	—	(0.10)	10.38	4.38	228,009	0.76	0.76	3.07	47
01/31/25	10.38	0.48	0.04	0.52	(0.39)	—	(0.39)	10.51	5.07	220,071	0.78	0.78	4.52	118
07/31/25@	10.51	0.21	0.01	0.22	—	—	—	10.73	2.09	222,713	0.77(3)	0.77(3)	4.01(3)	59
SA Large Cap Growth Index Portfolio — Class 1
01/31/21	19.16	0.15	5.40	5.55	(0.26)	(0.51)	(0.77)	23.94	29.12	295,788	0.36	0.35	0.73	32
01/31/22	23.94	0.10	5.09	5.19	(0.17)	(1.56)	(1.73)	27.40	21.21	300,040	0.36	0.35	0.38	31
01/31/23	27.40	0.14	(5.58)	(5.44)	(0.10)	(3.27)	(3.37)	18.59	(18.85)	241,019	0.37	0.35	0.64	39
01/31/24	18.59	0.19	4.57	4.76	(0.10)	(0.49)	(0.59)	22.76	25.99	435,365	0.37	0.35	0.90	55
01/31/25	22.76	0.09	7.93	8.02	(0.15)	(0.90)	(1.05)	29.73	35.37(4)	602,810	0.36	0.35	0.33	58
07/31/25@	29.73	0.05	2.77	2.82	—	—	—	32.55	9.49	659,013	0.36(3)	0.35(3)	0.32(3)	12
SA Large Cap Growth Index Portfolio — Class 3
01/31/21	19.12	0.09	5.38	5.47	(0.21)	(0.51)	(0.72)	23.87	28.79	16,655	0.60	0.60	0.45	32
01/31/22	23.87	0.03	5.08	5.11	(0.15)	(1.56)	(1.71)	27.27	20.91	31,767	0.61	0.60	0.11	31
01/31/23	27.27	0.09	(5.56)	(5.47)	(0.06)	(3.27)	(3.33)	18.47	(19.07)	38,667	0.62	0.60	0.40	39
01/31/24	18.47	0.14	4.54	4.68	(0.06)	(0.49)	(0.55)	22.60	25.70	52,268	0.62	0.60	0.66	55
01/31/25	22.60	0.02	7.87	7.89	(0.11)	(0.90)	(1.01)	29.48	35.02(4)	75,262	0.61	0.60	0.09	58
07/31/25@	29.48	0.01	2.75	2.76	—	—	—	32.24	9.36	80,824	0.61(3)	0.60(3)	0.07(3)	12

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	The Portfolio’s performance figure was increased by 0.14% from reimbursement of an investment violation.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Large Cap Index Portfolio — Class 1
01/31/21	$26.09	$0.43	$3.95	$4.38	$(0.43)	$(0.40)	$(0.83)	$29.64	16.92%	$2,910,408	0.41%	0.27%	1.65%	7%
01/31/22	29.64	0.38	6.45	6.83	(0.46)	(0.59)	(1.05)	35.42	22.92	3,318,184	0.39	0.25	1.10	9
01/31/23	35.42	0.43	(3.62)	(3.19)	(0.41)	(1.85)	(2.26)	29.97	(8.43)	2,773,017	0.40	0.26	1.35	2
01/31/24	29.97	0.43	5.49	5.92	(0.45)	(1.32)	(1.77)	34.12	20.44	2,999,320	0.41	0.27	1.36	2
01/31/25	34.12	0.42	8.43	8.85	(0.49)	(1.95)	(2.44)	40.53	26.04	3,216,777	0.39	0.25	1.10	3
07/31/25@	40.53	0.21	2.02	2.23	—	—	—	42.76	5.50	3,265,136	0.40(3)	0.26(3)	1.09(3)	7
SA Large Cap Index Portfolio — Class 3
01/31/21	26.05	0.36	3.94	4.30	(0.39)	(0.40)	(0.79)	29.56	16.64	35,693	0.66	0.52	1.38	7
01/31/22	29.56	0.29	6.44	6.73	(0.43)	(0.59)	(1.02)	35.27	22.62	71,748	0.64	0.50	0.84	9
01/31/23	35.27	0.34	(3.60)	(3.26)	(0.35)	(1.85)	(2.20)	29.81	(8.68)	81,202	0.66	0.52	1.10	2
01/31/24	29.81	0.35	5.46	5.81	(0.39)	(1.32)	(1.71)	33.91	20.15	108,260	0.66	0.52	1.10	2
01/31/25	33.91	0.33	8.36	8.69	(0.41)	(1.95)	(2.36)	40.24	25.73	129,211	0.64	0.50	0.85	3
07/31/25@	40.24	0.16	2.00	2.16	—	—	—	42.40	5.37	134,145	0.65(3)	0.51(3)	0.84(3)	7
SA Large Cap Value Index Portfolio — Class 1
01/31/21	17.61	0.45	(0.09)	0.36	(0.36)	(1.48)	(1.84)	16.13	2.41	285,441	0.37	0.35	2.85	29
01/31/22	16.13	0.33	3.59	3.92	(0.44)	(0.24)	(0.68)	19.37	24.29	319,358	0.36	0.35	1.73	36
01/31/23	19.37	0.34	0.01	0.35	(0.35)	(1.48)	(1.83)	17.89	2.74	284,161	0.36	0.35	1.89	42
01/31/24	17.89	0.30	2.01	2.31	(0.29)	(1.54)	(1.83)	18.37	14.15	397,683	0.37	0.35	1.67	51
01/31/25	18.37	0.36	2.39	2.75	(0.22)	(1.62)	(1.84)	19.28	14.82	549,007	0.36	0.35	1.84	48
07/31/25@	19.28	0.16	0.05	0.21	—	—	—	19.49	1.09	576,389	0.36(3)	0.35(3)	1.70(3)	9
SA Large Cap Value Index Portfolio — Class 3
01/31/21	17.60	0.39	(0.08)	0.31	(0.35)	(1.48)	(1.83)	16.08	2.10	12,905	0.62	0.60	2.57	29
01/31/22	16.08	0.27	3.60	3.87	(0.43)	(0.24)	(0.67)	19.28	24.03	31,593	0.61	0.60	1.46	36
01/31/23	19.28	0.29	(0.00)	0.29	(0.32)	(1.48)	(1.80)	17.77	2.45	47,147	0.61	0.60	1.63	42
01/31/24	17.77	0.26	1.99	2.25	(0.25)	(1.54)	(1.79)	18.23	13.93	59,548	0.62	0.60	1.44	51
01/31/25	18.23	0.31	2.36	2.67	(0.18)	(1.62)	(1.80)	19.10	14.50	73,718	0.61	0.60	1.59	48
07/31/25@	19.10	0.13	0.06	0.19	—	—	—	19.29	0.99	76,380	0.61(3)	0.60(3)	1.45(3)	9

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Large Cap Growth Portfolio — Class 1(3)
01/31/21	$13.73	$0.04	$3.80	$3.84	$(0.09)	$(1.39)	$(1.48)	$16.09	28.66%	$572,522	0.68%	0.68%	0.25%	60%
01/31/22	16.09	0.01	3.20	3.21	(0.04)	(2.06)	(2.10)	17.20	19.12	560,053	0.68	0.68	0.06	49
01/31/23	17.20	0.07	(3.42)	(3.35)	—	(2.97)	(2.97)	10.88	(17.83)	456,948	0.70	0.70	0.50	52
01/31/24	10.88	0.01	3.69	3.70	(0.06)	(0.22)	(0.28)	14.30	34.36	450,389	0.70	0.70	0.12	43
01/31/25	14.30	0.01	4.96	4.97	(0.01)	(2.01)	(2.02)	17.25	35.19	411,743	0.69	0.69	0.04	35
07/31/25@	17.25	0.00	1.10	1.10	—	—	—	18.35	6.38	569,361	0.68(4)	0.68(4)	0.04(4)	36(5)
SA MFS Large Cap Growth Portfolio — Class 2(3)
01/31/21	13.68	0.01	3.78	3.79	(0.07)	(1.39)	(1.46)	16.01	28.35	3,584	0.83	0.83	0.10	60
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	(2.06)	(2.07)	17.11	19.01	3,599	0.83	0.83	(0.09)	49
01/31/23	17.11	0.05	(3.40)	(3.35)	—	(2.97)	(2.97)	10.79	(17.93)	2,693	0.84	0.84	0.34	52
01/31/24	10.79	(0.01)	3.66	3.65	(0.05)	(0.22)	(0.27)	14.17	34.08	3,117	0.85	0.85	(0.04)	43
01/31/25	14.17	(0.02)	4.93	4.91	—	(2.01)	(2.01)	17.07	35.05	3,648	0.84	0.84	(0.11)	35
07/31/25@	17.07	(0.01)	1.08	1.07	—	—	—	18.14	6.27	32,703	0.83(4)	0.83(4)	(0.11)(4)	36(5)
SA MFS Large Cap Growth Portfolio — Class 3(3)
01/31/21	13.57	0.00	3.75	3.75	(0.06)	(1.39)	(1.45)	15.87	28.26	157,366	0.93	0.93	0.00	60
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	(2.06)	(2.06)	16.93	18.85	179,000	0.93	0.93	(0.20)	49
01/31/23	16.93	0.03	(3.36)	(3.33)	—	(2.97)	(2.97)	10.63	(18.01)	165,104	0.95	0.95	0.25	52
01/31/24	10.63	(0.02)	3.61	3.59	(0.04)	(0.22)	(0.26)	13.96	34.01	195,497	0.95	0.95	(0.14)	43
01/31/25	13.96	(0.03)	4.84	4.81	—	(2.01)	(2.01)	16.76	34.86	231,349	0.94	0.94	(0.21)	35
07/31/25@	16.76	(0.02)	1.06	1.04	—	—	—	17.80	6.21	255,886	0.93(4)	0.93(4)	(0.21)(4)	36(5)
SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/21	23.86	0.18	2.99	3.17	(0.17)	(2.17)	(2.34)	24.69	13.62	688,586	0.71	0.70	0.75	20
01/31/22	24.69	0.17	5.30	5.47	(0.20)	(1.16)	(1.36)	28.80	21.89	713,950	0.71	0.67	0.58	18
01/31/23	28.80	0.20	(2.79)	(2.59)	(0.31)	(5.46)	(5.77)	20.44	(7.16)	595,459	0.71	0.67	0.82	10
01/31/24	20.44	0.17	2.61	2.78	(0.19)	(1.83)	(2.02)	21.20	14.72	572,701	0.72	0.68	0.83	22
01/31/25	21.20	0.16	4.40	4.56	(0.25)	(3.56)	(3.81)	21.95	21.67	409,497	0.72	0.68	0.68	24
07/31/25@	21.95	0.06	0.91	0.97	—	—	—	22.92	4.42	339,432	0.74(4)	0.70(4)	0.61(4)	19
SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/21	23.88	0.14	3.00	3.14	(0.13)	(2.17)	(2.30)	24.72	13.47	7,682	0.86	0.85	0.61	20
01/31/22	24.72	0.11	5.32	5.43	(0.16)	(1.16)	(1.32)	28.83	21.72	8,016	0.86	0.82	0.40	18
01/31/23	28.83	0.16	(2.80)	(2.64)	(0.26)	(5.46)	(5.72)	20.47	(7.35)	6,499	0.86	0.82	0.67	10
01/31/24	20.47	0.14	2.62	2.76	(0.15)	(1.83)	(1.98)	21.25	14.59	6,307	0.87	0.83	0.68	22
01/31/25	21.25	0.12	4.40	4.52	(0.21)	(3.56)	(3.77)	22.00	21.44	6,783	0.87	0.83	0.53	24
07/31/25@	22.00	0.05	0.91	0.96	—	—	—	22.96	4.36	6,579	0.89(4)	0.85(4)	0.45(4)	19
SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/21	23.73	0.12	2.97	3.09	(0.10)	(2.17)	(2.27)	24.55	13.37	368,899	0.96	0.95	0.51	20
01/31/22	24.55	0.08	5.28	5.36	(0.13)	(1.16)	(1.29)	28.62	21.60	375,411	0.96	0.92	0.27	18
01/31/23	28.62	0.14	(2.78)	(2.64)	(0.23)	(5.46)	(5.69)	20.29	(7.43)	317,849	0.96	0.92	0.57	10
01/31/24	20.29	0.12	2.60	2.72	(0.13)	(1.83)	(1.96)	21.05	14.51	311,148	0.97	0.93	0.59	22
01/31/25	21.05	0.10	4.34	4.44	(0.18)	(3.56)	(3.74)	21.75	21.27	308,719	0.97	0.93	0.43	24
07/31/25@	21.75	0.04	0.90	0.94	—	—	—	22.69	4.32	297,622	0.99(4)	0.95(4)	0.35(4)	19

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
(4)	Annualized
(5)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Total Return Portfolio — Class 1
01/31/21	$19.18	$0.33	$1.39	$1.72	$(0.39)	$(0.59)	$(0.98)	$19.92	9.12%	$156,898	0.71%	0.71%	1.72%	39%
01/31/22	19.92	0.27	2.23	2.50	(0.33)	(1.15)	(1.48)	20.94	12.43	157,462	0.70	0.70	1.27	27
01/31/23	20.94	0.35	(1.30)	(0.95)	(0.31)	(1.81)	(2.12)	17.87	(3.73)	134,358	0.71	0.71	1.82	29
01/31/24	17.87	0.42	0.39	0.81	(0.35)	(0.60)	(0.95)	17.73	5.04	127,041	0.72	0.72	2.38	23
01/31/25	17.73	0.46	1.47	1.93	(0.47)	(0.73)	(1.20)	18.46	10.83	120,050	0.71	0.71	2.45	30(3)
07/31/25@	18.46	0.23	0.32	0.55	—	—	—	19.01	2.98	113,258	0.71(4)	0.71(4)	2.48(4)	14(3)
SA MFS Total Return Portfolio — Class 2
01/31/21	19.20	0.30	1.40	1.70	(0.36)	(0.59)	(0.95)	19.95	8.99	22,123	0.86	0.86	1.57	39
01/31/22	19.95	0.24	2.22	2.46	(0.30)	(1.15)	(1.45)	20.96	12.20	21,897	0.85	0.85	1.12	27
01/31/23	20.96	0.32	(1.28)	(0.96)	(0.28)	(1.81)	(2.09)	17.91	(3.82)	18,531	0.86	0.86	1.67	29
01/31/24	17.91	0.39	0.39	0.78	(0.32)	(0.60)	(0.92)	17.77	4.84	17,366	0.87	0.87	2.23	23
01/31/25	17.77	0.43	1.48	1.91	(0.44)	(0.73)	(1.17)	18.51	10.69	17,267	0.86	0.86	2.30	30(3)
07/31/25@	18.51	0.21	0.33	0.54	—	—	—	19.05	2.92	16,199	0.86(4)	0.86(4)	2.33(4)	14(3)
SA MFS Total Return Portfolio — Class 3
01/31/21	19.12	0.27	1.41	1.68	(0.35)	(0.59)	(0.94)	19.86	8.90	346,502	0.96	0.96	1.46	39
01/31/22	19.86	0.22	2.21	2.43	(0.28)	(1.15)	(1.43)	20.86	12.13	383,906	0.95	0.95	1.01	27
01/31/23	20.86	0.30	(1.29)	(0.99)	(0.26)	(1.81)	(2.07)	17.80	(3.99)	350,201	0.96	0.96	1.57	29
01/31/24	17.80	0.37	0.41	0.78	(0.31)	(0.60)	(0.91)	17.67	4.83	347,038	0.97	0.97	2.13	23
01/31/25	17.67	0.41	1.45	1.86	(0.42)	(0.73)	(1.15)	18.38	10.48	353,505	0.96	0.96	2.20	30(3)
07/31/25@	18.38	0.20	0.33	0.53	—	—	—	18.91	2.88	351,546	0.96(4)	0.96(4)	2.23(4)	14(3)
SA Mid Cap Index Portfolio — Class 1
01/31/21	11.58	0.12	1.93	2.05	(0.13)	(0.11)	(0.24)	13.39	17.90	352,306	0.36	0.36	1.05	23
01/31/22	13.39	0.12	1.76	1.88	(0.11)	(0.68)	(0.79)	14.48	13.55	394,230	0.36	0.36	0.81	20
01/31/23	14.48	0.15	0.01	0.16	(0.12)	(0.94)	(1.06)	13.58	1.93	380,657	0.36	0.36	1.14	11
01/31/24	13.58	0.16	0.36	0.52	(0.16)	(0.33)	(0.49)	13.61	4.33	373,134	0.37	0.37	1.24	19
01/31/25	13.61	0.17	2.55	2.72	(0.17)	(0.15)	(0.32)	16.01	19.92	420,174	0.36	0.36	1.11	21
07/31/25@	16.01	0.09	(0.44)	(0.35)	—	—	—	15.66	(2.19)	407,391	0.36(4)	0.36(4)	1.25(4)	10
SA Mid Cap Index Portfolio — Class 3
01/31/21	11.54	0.08	1.94	2.02	(0.12)	(0.11)	(0.23)	13.33	17.70	23,546	0.61	0.61	0.78	23
01/31/22	13.33	0.08	1.75	1.83	(0.10)	(0.68)	(0.78)	14.38	13.22	48,587	0.61	0.61	0.56	20
01/31/23	14.38	0.12	0.01	0.13	(0.10)	(0.94)	(1.04)	13.47	1.69	61,744	0.61	0.61	0.90	11
01/31/24	13.47	0.13	0.36	0.49	(0.14)	(0.33)	(0.47)	13.49	4.08	73,355	0.62	0.62	0.99	19
01/31/25	13.49	0.13	2.52	2.65	(0.14)	(0.15)	(0.29)	15.85	19.58	89,701	0.61	0.61	0.86	21
07/31/25@	15.85	0.07	(0.44)	(0.37)	—	—	—	15.48	(2.33)	90,018	0.61(4)	0.61(4)	0.99(4)	10

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25	07/25
SA MFS Total Return Portfolio	N/A	N/A	N/A	N/A	59%	23%
(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Morgan Stanley International Equities Portfolio — Class 1
01/31/21	$10.02	$0.14	$0.93	$1.07	$(0.19)	$(0.16)	$(0.35)	$10.74	10.84%	$333,985	0.89%	0.88%	1.39%	23%
01/31/22	10.74	0.22	0.30	0.52	(0.14)	—	(0.14)	11.12	4.80	283,663	0.89	0.84	1.91	24
01/31/23	11.12	0.16	(0.84)	(0.68)	(0.28)	(1.05)	(1.33)	9.11	(3.78)	236,933	0.91	0.86	1.65	36
01/31/24	9.11	0.16	0.29	0.45	(0.14)	—	(0.14)	9.42	5.11	228,422	0.91	0.86	1.73	31
01/31/25	9.42	0.17	0.72	0.89	(0.18)	—	(0.18)	10.13	9.52	202,409	0.91	0.86	1.71	54
07/31/25@	10.13	0.12	0.88	1.00	—	—	—	11.13	9.87	227,992	0.92(3)	0.87(3)	2.28(3)	30
SA Morgan Stanley International Equities Portfolio — Class 2
01/31/21	9.98	0.12	0.92	1.04	(0.17)	(0.16)	(0.33)	10.69	10.60	8,709	1.04	1.03	1.26	23
01/31/22	10.69	0.20	0.30	0.50	(0.12)	—	(0.12)	11.07	4.68	8,577	1.04	0.99	1.71	24
01/31/23	11.07	0.14	(0.83)	(0.69)	(0.26)	(1.05)	(1.31)	9.07	(3.95)	6,487	1.06	1.01	1.52	36
01/31/24	9.07	0.15	0.29	0.44	(0.13)	—	(0.13)	9.38	4.95	5,760	1.06	1.01	1.59	31
01/31/25	9.38	0.15	0.74	0.89	(0.17)	—	(0.17)	10.10	9.48(4)	5,449	1.06	1.01	1.55	54
07/31/25@	10.10	0.11	0.87	0.98	—	—	—	11.08	9.70	5,304	1.07(3)	1.02(3)	2.11(3)	30
SA Morgan Stanley International Equities Portfolio — Class 3
01/31/21	9.96	0.11	0.91	1.02	(0.16)	(0.16)	(0.32)	10.66	10.43	135,498	1.14	1.13	1.14	23
01/31/22	10.66	0.18	0.32	0.50	(0.12)	—	(0.12)	11.04	4.61	144,053	1.14	1.09	1.59	24
01/31/23	11.04	0.13	(0.83)	(0.70)	(0.25)	(1.05)	(1.30)	9.04	(4.04)	120,600	1.16	1.11	1.39	36
01/31/24	9.04	0.13	0.30	0.43	(0.12)	—	(0.12)	9.35	4.86	112,574	1.16	1.11	1.48	31
01/31/25	9.35	0.14	0.73	0.87	(0.16)	—	(0.16)	10.06	9.31(4)	115,025	1.16	1.11	1.43	54
07/31/25@	10.06	0.11	0.87	0.98	—	—	—	11.04	9.74	110,745	1.17(3)	1.12(3)	2.01(3)	30
SA PIMCO Global Bond Opportunities Portfolio — Class 1
01/31/21	11.41	0.10	0.85	0.95	(0.07)	—	(0.07)	12.29	8.38	90,255	0.77	0.77	0.84	396
01/31/22	12.29	0.07	(1.05)	(0.98)	(0.30)	—	(0.30)	11.01	(8.04)	87,817	0.72	0.72	0.57	417
01/31/23	11.01	0.12	(1.72)	(1.60)	—	—	—	9.41	(14.53)	69,263	0.86	0.86	1.21	470
01/31/24	9.41	0.20	(0.28)	(0.08)	—	—	—	9.33	(0.85)	57,446	0.89(5)	0.89(5)	2.16	315
01/31/25	9.33	0.28	(0.15)	0.13	(0.22)	—	(0.22)	9.24	1.47	47,631	1.01(6)	0.99(6)	3.09	282(7)
07/31/25@	9.24	0.19	0.14	0.33	—	—	—	9.57	3.57	48,724	0.94(3)(8)	0.92(3)(8)	4.00(3)	150(7)
SA PIMCO Global Bond Opportunities Portfolio — Class 2
01/31/21	11.29	0.08	0.84	0.92	(0.05)	—	(0.05)	12.16	8.20	4,762	0.92	0.92	0.68	396
01/31/22	12.16	0.05	(1.03)	(0.98)	(0.28)	—	(0.28)	10.90	(8.13)	3,938	0.87	0.87	0.42	417
01/31/23	10.90	0.10	(1.70)	(1.60)	—	—	—	9.30	(14.68)	3,018	1.01	1.01	1.05	470
01/31/24	9.30	0.18	(0.27)	(0.09)	—	—	—	9.21	(0.97)	2,759	1.05(5)	1.05(5)	2.01	315
01/31/25	9.21	0.27	(0.16)	0.11	(0.21)	—	(0.21)	9.11	1.20	2,444	1.15(6)	1.14(6)	2.99	282(7)
07/31/25@	9.11	0.18	0.15	0.33	—	—	—	9.44	3.62	1,936	1.09(3)(8)	1.07(3)(8)	3.87(3)	150(7)
SA PIMCO Global Bond Opportunities Portfolio — Class 3
01/31/21	11.16	0.07	0.84	0.91	(0.05)	—	(0.05)	12.02	8.12	302,737	1.02	1.02	0.58	396
01/31/22	12.02	0.04	(1.03)	(0.99)	(0.27)	—	(0.27)	10.76	(8.26)	305,711	0.97	0.97	0.32	417
01/31/23	10.76	0.09	(1.68)	(1.59)	—	—	—	9.17	(14.78)	244,152	1.12	1.12	0.96	470
01/31/24	9.17	0.17	(0.27)	(0.10)	—	—	—	9.07	(1.09)	233,928	1.14(5)	1.14(5)	1.91	315
01/31/25	9.07	0.26	(0.16)	0.10	(0.20)	—	(0.20)	8.97	1.15	233,443	1.26(6)	1.24(6)	2.91	282(7)
07/31/25@	8.97	0.17	0.15	0.32	—	—	—	9.29	3.57	229,527	1.19(3)(8)	1.17(3)(8)	3.75(3)	150(7)

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	The Portfolio’s performance figure was increased by 0.11% from reimbursement of an investment violation.
(5)	Includes interest expense of 0.07% relating to derivative or other investment activity
(6)	Includes interest expense of 0.18% relating to derivative or other investment activity.
(7)	Beginning with the period ended January 31, 2025, portfolio turnover rates included in this table exclude TBA transactions. Prior period portfolio turnover rates include TBA transactions. See the Supplemental Ratios table below for the current period ratios including TBA transactions.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25	07/25
SA PIMCO Global Bond Opportunities Portfolio	N/A	N/A	N/A	N/A	846%	311%
(8)	Includes interest expense of 0.14% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PIMCO RAE International Value Portfolio — Class 1
01/31/21	$14.15	$0.28	$(0.34)	$(0.06)	$(0.35)	$—	$(0.35)	$13.74	(0.32)%	$293,873	0.87%	0.87%	2.18%	163%
01/31/22	13.74	0.40	0.97	1.37	(0.34)	(0.10)	(0.44)	14.67	9.93	250,389	0.89	0.84	2.67	41
01/31/23	14.67	0.52	(0.98)	(0.46)	(0.57)	(0.68)	(1.25)	12.96	(1.83)	177,002	0.90	0.83	3.93	46
01/31/24	12.96	0.42	0.59	1.01	(0.59)	—	(0.59)	13.38	8.21	135,148	0.90	0.82	3.19	42
01/31/25	13.38	0.45	0.51	0.96	(0.55)	—	(0.55)	13.79	7.12	94,327	0.91	0.83	3.22	51
07/31/25@	13.79	0.39	1.58	1.97	—	—	—	15.76	14.29	107,817	0.92(3)	0.84(3)	5.19(3)	26
SA PIMCO RAE International Value Portfolio — Class 2
01/31/21	14.16	0.26	(0.34)	(0.08)	(0.33)	—	(0.33)	13.75	(0.49)	9,377	1.02	1.02	2.02	163
01/31/22	13.75	0.37	0.98	1.35	(0.32)	(0.10)	(0.42)	14.68	9.77	9,544	1.04	0.99	2.48	41
01/31/23	14.68	0.50	(0.99)	(0.49)	(0.54)	(0.68)	(1.22)	12.97	(2.02)	8,024	1.05	0.98	3.83	46
01/31/24	12.97	0.38	0.62	1.00	(0.57)	—	(0.57)	13.40	8.10	7,601	1.05	0.97	2.91	42
01/31/25	13.40	0.42	0.52	0.94	(0.53)	—	(0.53)	13.81	6.94	7,487	1.06	0.98	3.00	51
07/31/25@	13.81	0.37	1.59	1.96	—	—	—	15.77	14.19	7,798	1.07(3)	0.99(3)	5.03(3)	26
SA PIMCO RAE International Value Portfolio — Class 3
01/31/21	14.12	0.24	(0.34)	(0.10)	(0.31)	—	(0.31)	13.71	(0.58)	426,980	1.12	1.12	1.88	163
01/31/22	13.71	0.36	0.97	1.33	(0.31)	(0.10)	(0.41)	14.63	9.62	428,687	1.14	1.09	2.39	41
01/31/23	14.63	0.49	(0.99)	(0.50)	(0.52)	(0.68)	(1.20)	12.93	(2.10)	349,450	1.15	1.08	3.73	46
01/31/24	12.93	0.37	0.62	0.99	(0.56)	—	(0.56)	13.36	7.99	325,489	1.15	1.07	2.82	42
01/31/25	13.36	0.40	0.52	0.92	(0.51)	—	(0.51)	13.77	6.85	321,247	1.16	1.08	2.89	51
07/31/25@	13.77	0.37	1.57	1.94	—	—	—	15.71	14.09	312,853	1.17(3)	1.09(3)	5.00(3)	26

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/21	$5.48	$0.29	$0.13	$0.42	$(0.34)	$—	$(0.34)	$5.56	7.87%	$141,393	0.69%	0.69%	5.29%	74%
01/31/22	5.56	0.28	(0.09)	0.19	(0.29)	—	(0.29)	5.46	3.37	141,050	0.68	0.68	5.01	63
01/31/23	5.46	0.30	(0.53)	(0.23)	(0.30)	—	(0.30)	4.93	(3.74)	124,374	0.71	0.71	6.00	31
01/31/24	4.93	0.36	0.24	0.60	(0.34)	—	(0.34)	5.19	12.56	121,139	0.72	0.72	7.06	38
01/31/25	5.19	0.34	0.09	0.43	(0.37)	—	(0.37)	5.25	8.46	128,004	0.72	0.72	6.38	39
07/31/25@	5.25	0.17	—	0.17	—	—	—	5.42	3.24	133,574	0.73(3)	0.73(3)	6.51(3)	23
SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/21	5.48	0.28	0.13	0.41	(0.33)	—	(0.33)	5.56	7.69	7,120	0.84	0.84	5.15	74
01/31/22	5.56	0.28	(0.10)	0.18	(0.28)	—	(0.28)	5.46	3.21	6,500	0.83	0.83	4.86	63
01/31/23	5.46	0.30	(0.54)	(0.24)	(0.29)	—	(0.29)	4.93	(3.92)	5,556	0.86	0.86	5.85	31
01/31/24	4.93	0.35	0.24	0.59	(0.33)	—	(0.33)	5.19	12.36	5,402	0.87	0.87	6.92	38
01/31/25	5.19	0.33	0.09	0.42	(0.36)	—	(0.36)	5.25	8.27	5,123	0.87	0.87	6.23	39
07/31/25@	5.25	0.17	—	0.17	—	—	—	5.42	3.24	5,091	0.88(3)	0.88(3)	6.37(3)	23
SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/21	5.44	0.27	0.14	0.41	(0.33)	—	(0.33)	5.52	7.64	148,051	0.94	0.94	5.04	74
01/31/22	5.52	0.27	(0.09)	0.18	(0.28)	—	(0.28)	5.42	3.15	145,057	0.93	0.93	4.76	63
01/31/23	5.42	0.29	(0.53)	(0.24)	(0.29)	—	(0.29)	4.89	(4.08)	125,148	0.96	0.96	5.74	31
01/31/24	4.89	0.34	0.24	0.58	(0.32)	—	(0.32)	5.15	12.35	126,822	0.97	0.97	6.82	38
01/31/25	5.15	0.32	0.09	0.41	(0.36)	—	(0.36)	5.20	8.05	126,964	0.97	0.97	6.13	39
07/31/25@	5.20	0.16	0.01	0.17	—	—	—	5.37	3.27	123,853	0.98(3)	0.98(3)	6.27(3)	23
SA Putnam International Value Portfolio — Class 1(4)
01/31/21	9.70	0.19	0.40	0.59	(0.22)	(0.02)	(0.24)	10.05	6.22	166,889	1.04	0.99	2.17	15
01/31/22	10.05	0.24	1.48	1.72	(0.23)	—	(0.23)	11.54	17.13	232,954	1.01	0.96	2.17	20
01/31/23	11.54	0.30	(0.39)	(0.09)	(0.19)	(0.52)	(0.71)	10.74	0.35	246,164	1.01	0.96	2.94	15
01/31/24	10.74	0.32	0.59	0.91	(0.29)	—	(0.29)	11.36	8.68	232,830	1.01	0.96	2.94	13
01/31/25	11.36	0.33	1.04	1.37	(0.41)	(0.41)	(0.82)	11.91	12.03	184,657	1.03	0.96	2.75	23
07/31/25@	11.91	0.26	1.80	2.06	—	—	—	13.97	17.30	214,895	1.03(3)	0.93(3)	3.98(3)	16
SA Putnam International Value Portfolio — Class 2(4)
01/31/21	9.75	0.18	0.40	0.58	(0.20)	(0.02)	(0.22)	10.11	6.11	4,340	1.19	1.14	2.07	15
01/31/22	10.11	0.25	1.47	1.72	(0.22)	—	(0.22)	11.61	16.98	4,567	1.16	1.11	2.15	20
01/31/23	11.61	0.27	(0.37)	(0.10)	(0.17)	(0.52)	(0.69)	10.82	0.27	4,719	1.16	1.11	2.70	15
01/31/24	10.82	0.31	0.58	0.89	(0.27)	—	(0.27)	11.44	8.45	4,615	1.16	1.11	2.77	13
01/31/25	11.44	0.31	1.06	1.37	(0.40)	(0.41)	(0.81)	12.00	11.87	4,602	1.18	1.11	2.53	23
07/31/25@	12.00	0.25	1.82	2.07	—	—	—	14.07	17.25	4,943	1.18(3)	1.08(3)	3.82(3)	16
SA Putnam International Value Portfolio — Class 3(4)
01/31/21	9.73	0.17	0.39	0.56	(0.19)	(0.02)	(0.21)	10.08	5.92	104,545	1.29	1.24	1.95	15
01/31/22	10.08	0.23	1.48	1.71	(0.21)	—	(0.21)	11.58	16.93	113,344	1.26	1.21	2.03	20
01/31/23	11.58	0.27	(0.38)	(0.11)	(0.16)	(0.52)	(0.68)	10.79	0.12	97,880	1.26	1.21	2.66	15
01/31/24	10.79	0.29	0.60	0.89	(0.26)	—	(0.26)	11.42	8.44	97,957	1.26	1.21	2.67	13
01/31/25	11.42	0.29	1.05	1.34	(0.38)	(0.41)	(0.79)	11.97	11.70	100,843	1.28	1.21	2.42	23
07/31/25@	11.97	0.24	1.81	2.05	—	—	—	14.02	17.13	105,306	1.28(3)	1.18(3)	3.73(3)	16

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Schroders VCP Global Allocation Portfolio — Class 1
01/31/21	$11.41	$0.08	$(0.14)	$(0.06)	$(0.02)	$(0.17)	$(0.19)	$11.16	(0.49)%	$196	0.95%	0.90%	0.76%	143%
01/31/22	11.16	0.10	0.87	0.97	(0.08)	—	(0.08)	12.05	8.64	276	0.89	0.90	0.83	73
01/31/23	12.05	0.18	(1.48)	(1.30)	(0.11)	(1.48)	(1.59)	9.16	(9.63)	243	0.90	0.90	1.73	56
01/31/24	9.16	0.23	0.71	0.94	(0.15)	—	(0.15)	9.95	10.40	259	0.92	0.90	2.49	56
01/31/25	9.95	0.23	1.14	1.37	(0.21)	—	(0.21)	11.11	13.79	363	0.92	0.90	2.19	59
07/31/25@	11.11	0.14	0.26	0.40	—	—	—	11.51	3.60	366	0.93(3)	0.90(3)	2.60(3)	23
SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/21	11.42	0.06	(0.16)	(0.10)	(0.01)	(0.17)	(0.18)	11.14	(0.79)	603,482	1.20	1.15	0.52	143
01/31/22	11.14	0.07	0.87	0.94	(0.05)	—	(0.05)	12.03	8.39	582,011	1.14	1.15	0.59	73
01/31/23	12.03	0.15	(1.47)	(1.32)	(0.08)	(1.48)	(1.56)	9.15	(9.86)	480,513	1.15	1.15	1.48	56
01/31/24	9.15	0.21	0.70	0.91	(0.12)	—	(0.12)	9.94	10.09	463,680	1.18	1.15	2.24	56
01/31/25	9.94	0.21	1.13	1.34	(0.18)	—	(0.18)	11.10	13.52	441,588	1.17	1.15	2.00	59
07/31/25@	11.10	0.13	0.26	0.39	—	—	—	11.49	3.51	417,501	1.18(3)	1.15(3)	2.35(3)	23
SA Small Cap Index Portfolio — Class 1
01/31/21	11.54	0.07	3.21	3.28	(0.09)	(0.44)	(0.53)	14.29	29.37	293,574	0.44	0.45	0.62	19
01/31/22	14.29	0.08	(0.25)	(0.17)	(0.07)	(0.45)	(0.52)	13.60	(1.75)	257,507	0.43	0.45	0.50	22
01/31/23	13.60	0.11	(0.75)	(0.64)	(0.09)	(1.22)	(1.31)	11.65	(3.74)	252,637	0.44	0.45	0.92	17
01/31/24	11.65	0.11	0.07	0.18	(0.11)	(0.05)	(0.16)	11.67	1.71	237,223	0.46	0.44	0.98	14
01/31/25	11.67	0.11	2.06	2.17	(0.14)	(0.17)	(0.31)	13.53	18.48	240,593	0.44	0.41	0.87	19
07/31/25@	13.53	0.07	(0.45)	(0.38)	—	—	—	13.15	(2.81)	215,236	0.45(3)	0.41(3)	1.10(3)	21
SA Small Cap Index Portfolio — Class 3
01/31/21	11.50	0.04	3.21	3.25	(0.08)	(0.44)	(0.52)	14.23	29.20	21,153	0.69	0.70	0.34	19
01/31/22	14.23	0.04	(0.25)	(0.21)	(0.06)	(0.45)	(0.51)	13.51	(2.04)	43,654	0.69	0.70	0.26	22
01/31/23	13.51	0.08	(0.75)	(0.67)	(0.06)	(1.22)	(1.28)	11.56	(3.95)	52,951	0.69	0.70	0.68	17
01/31/24	11.56	0.08	0.06	0.14	(0.08)	(0.05)	(0.13)	11.57	1.42	59,710	0.71	0.69	0.73	14
01/31/25	11.57	0.08	2.03	2.11	(0.11)	(0.17)	(0.28)	13.40	18.16	77,550	0.69	0.65	0.61	19
07/31/25@	13.40	0.05	(0.44)	(0.39)	—	—	—	13.01	(2.91)	78,662	0.70(3)	0.66(3)	0.84(3)	21

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA T. Rowe Price Allocation Moderately Aggressive Portfolio — Class 1(3)
01/31/21	$11.73	$0.10	$1.81	$1.91	$(0.10)	$(0.08)	$(0.18)	$13.46	16.24%	$364	0.79%	0.81%	0.87%	41%
01/31/22	13.46	0.10	1.44	1.54	—	(0.20)	(0.20)	14.80	11.40	350	0.77	0.81	0.65	39
01/31/23	14.80	0.14	(1.52)	(1.38)	(0.08)	(0.93)	(1.01)	12.41	(8.69)	394	0.75	0.76	1.13	45
01/31/24	12.41	0.17	1.49	1.66	(0.15)	(0.10)	(0.25)	13.82	13.54	542	0.75	0.75	1.32	31
01/31/25	13.82	0.19	2.18	2.37	(0.18)	(0.16)	(0.34)	15.85	17.22	456	0.75	0.75	1.27	30(4)
07/31/25@	15.85	0.12	0.64	0.76	—	—	—	16.61	4.79	402	0.74(5)	0.74(5)	1.58(5)	16(4)
SA T. Rowe Price Allocation Moderately Aggressive Portfolio — Class 3(3)
01/31/21	11.75	0.07	1.80	1.87	(0.07)	(0.08)	(0.15)	13.47	15.91	402,775	1.03	1.06	0.60	41
01/31/22	13.47	0.05	1.46	1.51	—	(0.20)	(0.20)	14.78	11.17	628,755	1.02	1.06	0.36	39
01/31/23	14.78	0.11	(1.52)	(1.41)	(0.05)	(0.93)	(0.98)	12.39	(8.92)	635,335	1.00	1.01	0.89	45
01/31/24	12.39	0.14	1.48	1.62	(0.12)	(0.10)	(0.22)	13.79	13.22	699,570	1.00	1.00	1.07	31
01/31/25	13.79	0.15	2.18	2.33	(0.15)	(0.16)	(0.31)	15.81	16.94	773,513	1.00	1.00	1.00	30(4)
07/31/25@	15.81	0.10	0.64	0.74	—	—	—	16.55	4.68	772,260	0.99(5)	0.99(5)	1.31(5)	16(4)
SA T. Rowe Price VCP Balanced Portfolio — Class 1
01/31/21	12.43	0.14	0.96	1.10	(0.02)	(0.29)	(0.31)	13.22	8.92	96	0.80	0.80	1.11	66
01/31/22	13.22	0.10	1.04	1.14	(0.16)	(0.69)	(0.85)	13.51	8.31	290	0.80	0.80	0.78	55
01/31/23	13.51	0.19	(1.85)	(1.66)	(0.13)	(1.53)	(1.66)	10.19	(11.13)	243	0.81	0.81	1.64	53
01/31/24	10.19	0.22	0.97	1.19	(0.20)	—	(0.20)	11.18	11.93	249	0.81	0.81	2.11	33
01/31/25	11.18	0.26	1.54	1.80	(0.27)	—	(0.27)	12.71	16.08	254	0.82(6)	0.82(6)	2.10	34(4)
07/31/25@	12.71	0.15	0.53	0.68	—	—	—	13.39	5.35	255	0.83(5)	0.83(5)	2.30(5)	20(4)
SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/21	12.44	0.11	0.95	1.06	(0.01)	(0.29)	(0.30)	13.20	8.64	1,664,250	1.05	1.05	0.87	66
01/31/22	13.20	0.09	1.01	1.10	(0.13)	(0.69)	(0.82)	13.48	8.00	1,712,989	1.05	1.05	0.64	55
01/31/23	13.48	0.16	(1.83)	(1.67)	(0.10)	(1.53)	(1.63)	10.18	(11.31)	1,458,827	1.06	1.06	1.39	53
01/31/24	10.18	0.19	0.98	1.17	(0.18)	—	(0.18)	11.17	11.63	1,453,517	1.06	1.06	1.86	33
01/31/25	11.17	0.22	1.55	1.77	(0.24)	—	(0.24)	12.70	15.81	1,439,068	1.07(6)	1.07(6)	1.85	34(4)
07/31/25@	12.70	0.13	0.53	0.66	—	—	—	13.36	5.20	1,378,734	1.08(5)	1.08(5)	2.06(5)	20(4)

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
(4)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/21	01/22	01/23	01/24	01/25	07/25
SA T. Rowe Price Allocation Moderately Aggressive Portfolio	N/A	N/A	N/A	N/A	31%	-
SA T. Rowe Price VCP Balanced Portfolio	N/A	N/A	N/A	N/A	53	28%
(5)	Annualized
(6)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA VCP Dynamic Allocation Portfolio — Class 1(3)
01/31/21	$13.12	$0.20	$1.41	$1.61	$(0.20)	$(0.75)	$(0.95)	$13.78	12.53%	$284	0.23%	0.22%	1.53%	17%
01/31/22	13.78	0.27	0.50	0.77	(0.27)	(0.86)	(1.13)	13.42	5.19	492	0.22	0.21	1.94	14
01/31/23	13.42	0.18	(1.49)	(1.31)	(0.35)	(1.03)	(1.38)	10.73	(9.04)	440	0.23	0.23	1.52	14
01/31/24	10.73	0.20	0.72	0.92	(0.28)	(0.50)	(0.78)	10.87	9.25	522	0.26(4)	0.25(4)	1.88	11
01/31/25	10.87	0.23	1.48	1.71	(0.20)	(0.15)	(0.35)	12.23	15.77	497	0.26(5)	0.25(5)	1.96	16
07/31/25@	12.23	0.01	0.37	0.38	—	—	—	12.61	3.11	980	0.25(6)(7)	0.24(6)(7)	0.22(6)	12(8)
SA VCP Dynamic Allocation Portfolio — Class 3(3)
01/31/21	13.11	0.15	1.42	1.57	(0.16)	(0.75)	(0.91)	13.77	12.26	11,751,233	0.48	0.47	1.11	17
01/31/22	13.77	0.10	0.63	0.73	(0.23)	(0.86)	(1.09)	13.41	4.93	10,989,643	0.47	0.46	0.72	14
01/31/23	13.41	0.12	(1.46)	(1.34)	(0.31)	(1.03)	(1.34)	10.73	(9.30)	8,834,352	0.48	0.48	0.99	14
01/31/24	10.73	0.14	0.75	0.89	(0.24)	(0.50)	(0.74)	10.88	9.01	8,349,868	0.51(4)	0.50(4)	1.35	11
01/31/25	10.88	0.19	1.49	1.68	(0.17)	(0.15)	(0.32)	12.24	15.47	8,126,212	0.51(5)	0.50(5)	1.63	16
07/31/25@	12.24	0.01	0.36	0.37	—	—	—	12.61	3.02	9,172,833	0.50(6)(7)	0.50(6)(7)	0.17(6)	12(8)
SA VCP Dynamic Strategy Portfolio — Class 1(3)
01/31/21	13.23	0.13	1.21	1.34	(0.20)	(0.58)	(0.78)	13.79	10.32	200	0.23	0.23	0.95	17
01/31/22	13.79	0.27	0.66	0.93	(0.23)	(0.55)	(0.78)	13.94	6.49	778	0.22	0.22	1.94	33(8)
01/31/23	13.94	0.19	(1.27)	(1.08)	(0.33)	(0.75)	(1.08)	11.78	(7.18)	687	0.24	0.24	1.51	13
01/31/24	11.78	0.20	0.62	0.82	(0.34)	(1.06)	(1.40)	11.20	8.16	719	0.26(4)	0.26(4)	1.72	12
01/31/25	11.20	0.20	1.49	1.69	(0.20)	(0.00)	(0.20)	12.69	15.14	600	0.27(5)	0.26(5)	1.69	18
07/31/25@	12.69	0.03	0.33	0.36	—	—	—	13.05	2.84	598	0.27(5)(6)	0.26(5)(6)	0.45(6)	5
SA VCP Dynamic Strategy Portfolio — Class 3(3)
01/31/21	13.23	0.14	1.16	1.30	(0.16)	(0.58)	(0.74)	13.79	10.03	6,048,220	0.48	0.48	1.07	17
01/31/22	13.79	0.11	0.78	0.89	(0.20)	(0.55)	(0.75)	13.93	6.20	7,115,875	0.47	0.47	0.74	33(8)
01/31/23	13.93	0.12	(1.22)	(1.10)	(0.29)	(0.75)	(1.04)	11.79	(7.35)	5,713,761	0.49	0.49	0.97	13
01/31/24	11.79	0.15	0.63	0.78	(0.30)	(1.06)	(1.36)	11.21	7.81	5,364,605	0.51(4)	0.51(4)	1.29	12
01/31/25	11.21	0.17	1.50	1.67	(0.17)	(0.00)	(0.17)	12.71	14.93	5,189,506	0.52(5)	0.51(5)	1.43	18
07/31/25@	12.71	0.01	0.33	0.34	—	—	—	13.05	2.68	4,880,980	0.52(5)(6)	0.51(5)(6)	0.20(6)	5

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Includes interest expense of 0.03% relating to derivative or other investment activity.
(5)	Includes interest expense of 0.04% relating to derivative or other investment activity.
(6)	Annualized
(7)	Includes interest expense of 0.02% relating to derivative or other investment activity.
(8)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA VCP Index Allocation Portfolio — Class 1(3)
01/31/21	$11.28	$0.16	$0.75	$0.91	$(0.15)	$(0.18)	$(0.33)	$11.86	8.15%	$212	0.26%	0.27%	1.46%	27%
01/31/22	11.86	0.19	1.00	1.19	(0.15)	(0.93)	(1.08)	11.97	9.69	358	0.24	0.24	1.51	19
01/31/23	11.97	0.18	(1.20)	(1.02)	—	(0.04)	(0.04)	10.91	(8.49)	365	0.24	0.24	1.65	8
01/31/24	10.91	0.22	0.96	1.18	(0.18)	(0.15)	(0.33)	11.76	11.13	528	0.24	0.24	1.94	5
01/31/25	11.76	0.28	1.93	2.21	(0.24)	(0.67)	(0.91)	13.06	18.81	551	0.23(4)(5)	0.23(4)(5)	2.21	7
07/31/25@	13.06	0.03	0.23	0.26	—	—	—	13.32	1.99	558	0.26(6)(7)	0.26(6)(7)	0.53(7)	6
SA VCP Index Allocation Portfolio — Class 3(3)
01/31/21	11.31	0.11	0.76	0.87	(0.13)	(0.18)	(0.31)	11.87	7.73	439,902	0.51	0.52	0.95	27
01/31/22	11.87	0.08	1.09	1.17	(0.12)	(0.93)	(1.05)	11.99	9.47	523,701	0.49	0.49	0.60	19
01/31/23	11.99	0.12	(1.17)	(1.05)	—	(0.04)	(0.04)	10.90	(8.72)	486,910	0.49	0.49	1.07	8
01/31/24	10.90	0.20	0.97	1.17	(0.16)	(0.15)	(0.31)	11.76	10.95	509,764	0.49	0.49	1.77	5
01/31/25	11.76	0.25	1.92	2.17	(0.21)	(0.67)	(0.88)	13.05	18.46	561,277	0.48(4)(5)	0.48(4)(5)	1.93	7
07/31/25@	13.05	0.02	0.22	0.24	—	—	—	13.29	1.84	552,146	0.52(6)(7)	0.52(6)(7)	0.28(7)	6

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Includes reimbursement for overbilling of custody fees in prior years of 0.02%.
(5)	Includes interest expense of 0.02% relating to derivative or other investment activity.
(6)	Includes interest expense of 0.01% relating to derivative or other investment activity.
(7)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

SunAmerica Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

SunAmerica Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    At a meeting held on April 2, 2025 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and BlackRock Investment Management, LLC (“BlackRock” or the “Subadviser”) with respect to the SA Emerging Markets Equity Index Portfolio, SA Fixed Income Index Portfolio, SA Fixed Income Intermediate Index Portfolio, SA International Index Portfolio, SA Large Cap Growth Index Portfolio, SA Large Cap Index Portfolio, SA Large Cap Value Index Portfolio, SA Mid Cap Index Portfolio and SA Small Cap Index Portfolio, each a series of the Trust (each, a “Portfolio” and collectively, the “Portfolios”).
    In connection with the approval of the Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Agreement.  Those factors included:
(1)	the requirements of the Portfolios in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;
(3)	the size and structure of the subadvisory fees and any other material payments to be paid to the Subadviser;
(4)	the organizational capability and financial condition of the Subadviser and its affiliates; and
(5)	the fees to be paid by the Adviser to BlackRock for managing the Portfolios.
    In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and amounts retained by SunAmerica; and (c) information regarding the Subadviser’s compliance and regulatory history.  The Board also took into account extensive information from BlackRock regarding its services provided to the Trust, which materials the Board reviewed at its October 9, 2024 meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica and BlackRock in connection with their consideration of approval of the Agreement.  The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding each Portfolio’s current and proposed subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered expenses and performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to each Portfolio, as applicable.
    Nature, Extent and Quality of Services Provided by the Subadviser.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by BlackRock.  In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolios, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolios’ assets, subject to the Trustees’ oversight and control.  The Board noted that although SunAmerica has managed the Portfolios since inception, management was proposing to engage BlackRock as subadviser to the Portfolios because SunAmerica has made a strategic business decision to cease directly managing the Portfolios’ passive strategies.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.
    With respect to the Subadviser, the Board noted that BlackRock would be responsible for providing investment management services on a day-to-day basis. In such role, BlackRock would, with respect to each Portfolio, (i) manage the investment and reinvestment of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities.  The Board reviewed BlackRock’s history, structure and size, and investment experience.  The Board considered the personnel of BlackRock who would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels.  The Board was informed that in management’s judgment, BlackRock has the size, viability and resources to attract and retain highly qualified investment professionals.  The Board reviewed the qualifications, background and responsibilities of the staff of BlackRock who would be responsible for providing investment management services to the Portfolios.
    The Board also reviewed and considered BlackRock’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolios.  The Board considered BlackRock’s risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on BlackRock’s ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding each Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

that the subadvisory fees will be paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees to be retained.  The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and BlackRock, respectively.
    To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also considered advisory and subadvisory fees received by BlackRock and performance data with respect to exchange traded funds and live strategies with similar investment strategies to the Portfolios, as applicable (the “Similar Funds”). For each Portfolio, the Subadvised Expense Group and Subadvised Expense Universe consisted of the Portfolio and other passive index funds with similar strategies underlying variable insurance products, as classified by Broadridge.
    The performance information included information as of December 31, 2024, from management and BlackRock.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to a Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio.  The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.
    The Board considered the performance of the Similar Funds relative to the applicable benchmark index.  In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences between the Similar Funds and the Portfolios and acknowledged that past performance is not necessarily indicative of future results.
    The Trustees noted that the expense and performance information as a whole was useful in assessing whether BlackRock is proposing to provide services at a cost that is competitive with other similar funds.
    Profitability, Economies of Scale and Other Benefits Derived.
    The Board noted that the subadvisory fees paid pursuant to the Agreement are paid by SunAmerica out of its advisory fees.  The Trustees also relied on the ability of SunAmerica to negotiate the Agreement and the fees thereunder at arm’s length.  The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolios is therefore not a material factor in its consideration of the Agreement.
    The Board considered other potential indirect benefits to the Subadviser as a result of its relationship with the Portfolios, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates.  For similar reasons as stated above with respect to the Subadviser’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadviser in its management of the Portfolio are not a material factor in its consideration at this time.
    Terms of Agreement.
    The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreement, including the duties and responsibilities undertaken by SunAmerica and BlackRock as discussed above.
    Conclusions.
    In reaching its decision to recommend the approval of the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee may have attributed different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the Agreement.
    Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreement are reasonable, fair and in the best interest of each Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

   At a meeting held on April 2, 2025 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and FIAM LLC (“FIAM” or the “Subadviser”) with respect to the SA JPMorgan Global Equities Portfolio, a series of the Trust (the “Portfolio”). The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SunAmerica and J.P. Morgan Investment Management Inc. (“JPMorgan”) with respect to the Portfolio.  In connection with these approvals, the Board also approved certain changes to the Portfolio’s investment objective, strategies and techniques, as well as a change of the Portfolio’s name to “SA Fidelity Institutional AM® Global Equities Portfolio.”
    In connection with the approval of the Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Agreement.  Those factors included:
(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;
(3)	the size and structure of the subadvisory fees and any other material payments to be paid to the Subadviser;
(4)	the organizational capability and financial condition of the Subadviser and its affiliates; and
(5)	the fees to be paid by the Adviser to FIAM for managing the Portfolio.
    In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and amounts retained by SunAmerica; and (c) information regarding the Subadviser’s compliance and regulatory history.  The Board also took into account extensive information from FIAM regarding its services provided to the Trust, which materials the Board reviewed at its October 9, 2024 meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica and FIAM in connection with their consideration of approval of the Agreement.  The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding the Portfolio’s current and proposed subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered expenses and performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.
    Nature, Extent and Quality of Services Provided by the Subadviser.
    The Board noted that management was proposing to replace JPMorgan as subadviser to the Portfolio because JPMorgan would cease to manage the strategy internally in mid-2025.  The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by FIAM.  In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.
    With respect to the Subadviser, the Board noted that FIAM would be responsible for providing investment management services on a day-to-day basis. In such role, FIAM would (i) manage the investment and reinvestment of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities.  The Board reviewed FIAM’s history, structure and size, and investment experience.  The Board considered the personnel of FIAM who would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels.  The Board was informed that in management’s judgment, FIAM has the size, viability and resources to attract and retain highly qualified investment professionals.  The Board reviewed the qualifications, background and responsibilities of the staff of FIAM who would be responsible for providing investment management services to the Portfolio.
    The Board also reviewed and considered FIAM’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio.  The Board considered FIAM’s risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on FIAM’s ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees will be paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board also noted that the

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

subadvisory fee rates to be paid by SunAmerica to FIAM under the Agreements are lower than those currently paid to JPMorgan for its subadvisory services to the Portfolio.  The Board further considered that management had agreed to a contractual advisory fee waiver with respect to the Portfolio that would reduce the fees paid by the Portfolio to SunAmerica by three basis points at each breakpoint.  The Board also considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees to be retained.  The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and FIAM, respectively.
    To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also considered advisory and subadvisory fees received by FIAM and performance data with respect to other mutual funds and accounts with similar investment strategies to the Portfolio.
    The Subadvised Expense Group consists of the Portfolio and two other intermediate U.S. government funds underlying variable insurance products (“VIPs”), as classified by Broadridge.  The Subadvised Expense Universe consists of the Portfolio and all other intermediate U.S. government funds underlying VIPs with disclosed subadviser agreements, excluding outliers.
    The performance information included information as of December 31, 2024, from management and FIAM.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio.  The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.
    The Board considered the performance of the FIAM Global Select Composite (the “FIAM Strategy”) relative to the MSCI World Index.  The Board noted that the FIAM Strategy had outperformed the benchmark for the one-, three- and five-year periods ended December 31, 2024, and for four of the previous five calendar years.  In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences between the FIAM Strategy and the Portfolio and acknowledged that past performance is not necessarily indicative of future results, and acknowledged that actual results of the Portfolio may differ.
    The Trustees noted that the expense and performance information as a whole was useful in assessing whether FIAM is proposing to provide services at a cost that is competitive with other similar funds.
    Profitability, Economies of Scale and Other Benefits Derived.
    The Board noted that the subadvisory fees paid pursuant to the Agreement are paid by SunAmerica out of its advisory fees.  The Board considered that the Agreement also contains breakpoints in the fee schedule; however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Agreement, the Portfolio does not directly benefit from any reduction in those fee rates.  The Trustees also relied on the ability of SunAmerica to negotiate the Agreement and the fees thereunder at arm’s length.  The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Agreement.
    The Board considered other potential indirect benefits to the Subadviser as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates.  For similar reasons as stated above with respect to the Subadviser’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadviser in its management of the Portfolio are not a material factor in its consideration at this time.
    Terms of Agreement.
    The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreement, including the duties and responsibilities undertaken by SunAmerica and FIAM as discussed above.  The Board also reviewed the differences in the terms of the Agreement as compared to the terms of the subadvisory agreement between SunAmerica and JPMorgan with respect to the Portfolio.
    Conclusions.
    In reaching its decision to recommend the approval of the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee may have attributed different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the Agreement.Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

   At a meeting held on June 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”), including the Independent Trustees (i.e., the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved a new subadvisory agreement (the “New Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and PineBridge Investments, LLC (“PineBridge” or the “Subadviser”) with respect to the SA PineBridge High-Yield Bond Portfolio, a series of the Trust (the “Portfolio”).
    The New Agreement was considered as a result of the anticipated organizational change of control of that would result from the anticipated acquisition (the “Acquisition”) of PineBridge by MetLife Investment Management (“MIM”).  The change of control of PineBridge resulting from the Acquisition will effectively constitute an “assignment,” as that term is defined by Section 2(a)(4) of the 1940 Act.  As required by Section 15(a)(4) of the 1940 Act, the current subadvisory agreement (the “Current Agreement”) provides for its automatic termination upon its assignment and therefore will terminate upon the completion of the Acquisition.
    In connection with the approval of the New Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the New Agreement.  Those factors included:
(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;
(3)	the size and structure of the subadvisory fees and any other material payments to the Subadviser;
(4)	the organizational capability and financial condition of the Subadviser, MIM and their affiliates, including with respect to the organizational and financial impacts of the Acquisition;
(5)	the fees to be paid by the Adviser to the Subadviser for managing the Portfolio.
    In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of the Subadviser and the amounts retained by SunAmerica; and (c) information regarding the Subadviser’s compliance and regulatory history.  The Board also took into account extensive information from PineBridge regarding its services provided to the Trust, which materials the Board reviewed at a meeting on October 9, 2024 (the “October Meeting”) in connection with its consideration of the renewal of the Current Agreement.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica and the Subadviser in connection with their consideration of approval of the New Agreement.  The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.
    At the October Meeting, the Board received information regarding the Portfolio’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management and PineBridge.  In addition, the Board considered expenses and performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.
    Nature, Extent and Quality of Services Provided by the Subadviser.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by the Subadviser. In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.
    With respect to the Subadviser, the Board noted that the services currently provided by PineBridge for the Portfolio will not change under the New Agreement.  The Board further noted that the Subadviser would continue to be responsible for providing investment management services on a day-to-day basis. In such role, PineBridge will (i) manage the investment and reinvestment of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities.  The Board reviewed the Subadviser’s history, structure and size, and investment experience.  The Board was informed that in management’s judgment, the Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals.  The Board reviewed the qualifications, background and responsibilities of the staff of the Subadviser that would be responsible for providing investment management services to the Portfolio as well as current and projected staffing levels.  The Board considered that the personnel of the Subadviser that would be responsible for advising the Portfolio, including the key personnel that will be involved in the investment management activities with respect to the Portfolio, will not change as a result of the Acquisition.  The Board also considered that the investment strategies and techniques utilized by those personnel will not change as a result of the Acquisition.  The Board noted that the continuity of the Portfolio’s day-to-day investment management is therefore expected to remain intact.
    The Board also reviewed and considered the Subadviser’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to continue to serve as subadviser to the Portfolio.  The Board considered the Subadviser’s risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on the Subadviser’s ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    Portfolio Fees and Expenses; Investment Performance.
    At the October Meeting, the Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees which it retained, noting that there will be no change in the management fee paid by the Portfolio to SunAmerica.  The Board also noted that the subadvisory fee rates to be paid under the New Agreement are the same as those under the Current Agreement.  The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.
    The Board noted that in considering the reasonableness of the subadvisory fees, it had considered extensive expense and performance information during its consideration of the renewal of the Current Agreement at the October Meeting. The Board noted that at that meeting, it had received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management.  The Board also noted that it considered advisory fees received by the Subadviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolio, as well as performance data from management and the Subadviser with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by the Subadviser with similar investment objectives and/or strategies, as applicable.
    On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each portfolio’s overall performance, performance relative to the portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio.  The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.  The Trustees noted that the expense and performance information as a whole was useful in assessing whether the Subadviser will provide services at a cost that is competitive with other similar funds.
    Profitability, Economies of Scale and Other Benefits Derived.
    The Board noted that the subadvisory fees paid pursuant to the New Agreement are paid by SunAmerica out of its advisory fees.  The Trustees also relied on the ability of SunAmerica to negotiate the New Agreement and the fees thereunder at arm’s length.  The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the New Agreement.
    The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Current Agreement.  The Board considered that the New Agreement also contains breakpoints in the fee schedule; however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the New Agreement, the Trust does not directly benefit from any reduction in those fee rates.  The Board also considered other potential indirect benefits to the Subadviser as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates.  For similar reasons as stated above with respect to the Subadviser’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadviser in its management of the Portfolio are not a material factor in its consideration at this time.
    Terms of New Agreement.
    The Board, including the Independent Trustees, reviewed the terms and conditions of the New Agreement, including the duties and responsibilities undertaken by SunAmerica and the Subadviser as discussed above.  The Board also considered that the material terms of the New Agreement are identical to those of the Current Agreement.  Accordingly, the Board considered the differences in terms between the New Agreement and the Current Agreement and found those differences to be reasonable.
    Conclusions.
    In reaching its decision to recommend the approval of the New Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the New Agreement.
    Further, based upon its review of the New Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the New Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
 (02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: October 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: October 7, 2025

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: October 7, 2025